UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3258
DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)
1299 Ocean Avenue, 11th Floor, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary DFA Investment Dimensions Group Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

ITEM 1.          SCHEDULE OF INVESTMENTS.

DFA Investment Dimensions Group Inc.

Form N-Q

August 31, 2005

(Unaudited)

Table of Contents

Schedules of Investments

U.S. Large Company Portfolio

Enhanced U.S. Large Company Portfolio

U.S. Large Cap Value Portfolio

U.S. Small XM Value Portfolio

U.S. Small Cap Value Portfolio

U.S. Small Cap Portfolio

U.S. Micro Cap Portfolio

DFA Real Estate Securities Portfolio

Large Cap International Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Pacific Rim Small Company Portfolio

United Kingdom Small Co. Portfolio

Continental Small Company Portfolio

DFA International Small Cap Value Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Core Equity Portfolio

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Five Year Government Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Municipal Bond Portfolio

Emerging Markets Value Portfolio

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Small Cap Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed DFA International Value Portfolio

Tax-Managed U.S. Equity Portfolio

LWAS/DFA International High Book to Market Portfolio

VA Small Value Portfolio

VA Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

Organizational Note

Security Valuation Note

The DFA Investment Trust Company

Schedules of Investments

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small XM Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

The DFA International Value Series

The Japanese Small Company Series

The Pacific Rim Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

The Tax-Managed U.S. Marketwide Value Series

The Tax-Managed U.S. Equity Series

Organizational Note

Security Valuation Note

Dimensional Emerging Markets Value Fund Inc.

Organizational Note

Security Valuation Note

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE COMPANY PORTFOLIO

August 31, 2005

(Unaudited)

Value †
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$1,922,871,316

Total Investments (100%) (Cost $1,583,158,197) ††	$1,922,871,316

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $1,639,010,250.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

August 31, 2005

(Unaudited)

	Shares	Value †
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company	32,376,552	$295,274,154

Total Investments (100%) (Cost $260,172,905) ††		$295,274,154

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $294,221,657.

U.S. LARGE CAP VALUE PORTFOLIO

August 31, 2005

(Unaudited)

	Shares	Value †
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	180,787,929	$3,702,536,786

Total Investments (100%) (Cost $2,734,380,865) ††		$3,702,536,786

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $2,844,274,717.

U.S. SMALL XM VALUE PORTFOLIO

August 31, 2005

(Unaudited)

	Shares	Value †
Investment in The U.S. Small XM Value Series of The DFA Investment Trust Company	13,609,838	$167,809,303

Total Investments (100%) (Cost $131,734,459) ††		$167,809,303

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $134,331,092.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. SMALL CAP VALUE PORTFOLIO

August 31, 2005

(Unaudited)

	Shares	Value †
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company	290,596,796	$6,817,400,834

Total Investments (100%) (Cost $4,645,603,061) ††		$6,817,400,834

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $4,822,464,369.

U.S. SMALL CAP PORTFOLIO

August 31, 2005

(Unaudited)

	Shares	Value †
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	160,370,350	$2,633,281,147

Total Investments (100%) (Cost $2,074,847,237) ††		$2,633,281,147

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $2,151,185,359.

U.S. MICRO CAP PORTFOLIO

August 31, 2005

(Unaudited)

	Shares	Value †
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company	323,693,674	$3,816,348,416

Total Investments (100%) (Cost $2,570,248,224) ††		$3,816,348,416

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $2,673,060,225.

2

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
COMMON STOCKS — (97.2%)
Real Estate Investment Trusts — (97.2%)
	Acadia Realty Trust	207,200	$3,667,440
	Affordable Residential Communities	265,700	3,140,574
	Agree Realty Corp.	50,600	1,497,760
*	Alexander’s, Inc.	14,000	3,883,600
#	Alexandria Real Estate Equities, Inc.	135,500	11,104,225
	AMB Property Corp.	554,800	24,594,284
	America First Apartment Investors, Inc.	6,900	84,973
	American Campus Communites, Inc.	91,550	2,156,002
	American Land Lease, Inc.	48,100	1,136,603
	AmeriVest Properties, Inc.	153,800	615,200
	AMLI Residential Properties Trust	166,700	5,262,719
	Apartment Investment & Management Co. Class A	628,900	25,093,110
#	Archstone-Smith Trust	1,315,455	53,012,836
#	Arden Realty Group, Inc.	440,700	16,812,705
	Ashford Hospitality Trust	275,350	3,163,772
	Associated Estates Realty Corp.	130,100	1,284,087
	AvalonBay Communities, Inc.	451,900	37,977,676
	Bedford Property Investors, Inc.	106,700	2,459,435
	BioMed Realty Trust, Inc.	218,200	5,396,086
	BNP Residential Properties, Inc.	43,000	647,150
	Boston Properties, Inc.	735,300	52,316,595
*	Boykin Lodging Co.	115,700	1,522,612
	Brandywine Realty Trust	367,100	11,710,490
	BRE Properties, Inc. Class A	333,500	13,806,900
	Camden Property Trust	342,500	17,912,750
#	Capital Automotive REIT	302,497	10,850,567
	CarrAmerica Realty Corp.	364,300	13,147,587
	CBL & Associates Properties, Inc.	414,600	17,587,332
	Cedar Shopping Centers, Inc.	145,000	2,128,600
#	CenterPoint Properties Trust	320,100	13,495,416
	Colonial Properties Trust	261,756	11,543,440
	Commercial Net Lease Realty	339,275	6,775,322
	Corporate Office Properties Trust	240,900	8,392,956
	Cousins Properties, Inc.	332,100	10,065,951
	Crescent Real Estate Equities, Inc.	698,200	13,705,666
	CRT Properties, Inc.	206,900	5,786,993
	Developers Diversified Realty Corp.	716,599	34,389,586
	Digital Realty Trust, Inc.	127,400	2,423,148
	Duke Realty Corp.	932,200	30,520,228
	EastGroup Properties, Inc.	145,100	6,259,614
	Entertainment Properties Trust	166,300	7,576,628
	Equity Inns, Inc.	356,200	4,577,170
#	Equity Lifestyle Properties, Inc.	152,000	6,864,320
	Equity Office Properties Trust	2,674,863	89,072,938
	Equity One, Inc.	489,976	11,406,641
	Equity Residential	1,877,950	70,930,172
	Essex Property Trust, Inc.	142,800	12,559,260
	Extra Space Storage, Inc.	214,393	3,198,744
	Federal Realty Investment Trust	347,700	21,529,584
*	FelCor Lodging Trust, Inc.	396,900	6,052,725
	First Industrial Realty Trust, Inc.	279,200	10,581,680
	First Potomac Realty Trust	55,500	1,431,900
*	First Union Real Estate Equity & Mortgage Investments	189,000	897,750
	Gables Residential Trust	193,100	8,411,436
#	General Growth Properties, Inc.	1,568,000	70,701,120
	Glenborough Realty Trust, Inc.	234,400	4,699,720
	Glimcher Realty Trust	232,700	6,050,200
	Global Signal, Inc.	396,000	16,525,080
*	Golf Trust America, Inc.	40,300	64,480
	Government Properties Trust, Inc.	120,600	1,169,820
	Heritage Property Investment Trust	311,700	11,130,807
	Hersha Hospitality Trust	131,900	1,334,828
	Highland Hospitality Corp.	264,400	3,119,920
	Highwood Properties, Inc.	354,500	10,946,960
	HMG Courtland Properties, Inc.	2,400	28,692
	Home Properties of New York, Inc.	204,790	8,398,438

1

	Hospitality Properties Trust	467,400	20,266,464
	Host Marriott Corp.	2,330,300	40,756,947
	HRPT Properties Trust	1,298,800	16,624,640
	Inland Real Estate Corp.	437,000	6,860,900
	Innkeepers USA Trust	282,300	4,432,110
#	Kilroy Realty Corp.	190,700	10,051,797
	Kimco Realty Corp.	1,473,500	46,592,070
	Kite Realty Group Trust	66,500	1,034,740
	Lasalle Hotel Properties	199,000	6,720,230
	Lexington Corporate Properties Trust	341,700	7,859,100
	Liberty Property Trust	576,600	25,024,440
	Macerich Co.	393,600	25,615,488
	Mack-Cali Realty Corp.	400,100	17,624,405
#	Maguire Properties, Inc.	281,700	8,225,640
	Malan Realty Investors, Inc.	19,100	70,479
	Maxus Realty Trust, Inc.	1,700	23,112
*	Meristar Hospitality Corp.	577,200	5,310,240
	Mid-America Apartment Communities, Inc.	140,500	6,263,490
	Mills Corp.	370,200	21,671,508
	Mission West Properties, Inc.	118,600	1,270,206
	Monmouth Real Estate Investment Corp. Class A	117,506	958,849
	New Plan Excel Realty Trust	662,700	15,871,665
	One Liberty Properties, Inc.	63,500	1,292,860
	Pan Pacific Retail Properties, Inc.	264,531	17,530,469
*	Paragon Real Estate Equity & Investment Trust	10,700	963
	Parkway Properties, Inc.	91,500	4,423,110
	Pennsylvania Real Estate Investment Trust	242,981	10,484,630
*	Philips International Realty Corp.	14,400	0
	Post Properties, Inc.	259,100	9,612,610
#	Prentiss Properties Trust	293,700	11,289,828
	ProLogis	1,213,300	52,790,683
	PS Business Parks, Inc.	142,300	6,474,650
	Public Storage, Inc.	838,300	56,602,016
	Ramco-Gershenson Properties Trust	109,400	3,174,788
	Realty Income Corp.	509,300	12,136,619
	Reckson Associates Realty Corp.	530,401	17,582,793
	Regency Centers Corp.	410,300	23,932,799
*	Roberts Realty Investors, Inc.	15,600	122,928
	Saul Centers, Inc.	110,000	4,052,400
	Senior Housing Properties Trust	445,500	8,464,500
	Shurgard Storage Centers, Inc. Class A	303,200	16,797,280
	Simon Property Group, Inc.	1,405,697	106,931,371
	Sizeler Property Investors, Inc.	123,200	1,466,080
	SL Green Realty Corp.	271,700	17,967,521
	Sovran Self Storage, Inc.	105,000	4,872,000
	Strategic Hotel Capital, Inc.	202,300	3,730,412
	Sun Communities, Inc.	117,300	3,976,470
	Sunstone Hotel Investors, Inc.	244,000	6,173,200
	Supertel Hospitality, Inc.	77,700	344,988
	Tanger Factory Outlet Centers, Inc.	179,500	4,975,740
	Taubman Centers, Inc.	329,700	10,913,070
	Town & Country Trust	114,000	3,192,000
	Trizec Properties, Inc.	1,003,800	22,475,082
	United Dominion Realty Trust, Inc.	891,200	21,103,616
	United Mobile Homes, Inc.	58,900	915,306
	Urstadt Biddle Properties, Inc.	19,800	332,640
	Urstadt Biddle Properties, Inc. Class A	121,800	2,104,704
	U-Store-It Trust	234,300	4,817,208
	Vornado Realty Trust	775,400	66,699,908
	Washington Real Estate Investment Trust	273,100	8,471,562
	Weingarten Realty Investors	579,500	22,339,725
	Winston Hotels, Inc.	172,300	1,871,178
Total Real Estate Investment Trusts
(Cost $1,195,234,743)			1,738,161,230

TOTAL COMMON STOCKS
(Cost $1,195,234,743)			1,738,161,230

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (2.8%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $46,725,000 U.S. Treasury Note 4.125%, 08/15/10, valued at $47,148,486) to be repurchased at $46,227,145 (Cost $46,222,600)	$46,223	46,222,600

	Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $3,093,000 FHLMC Note 4.00%, 09/22/09, valued at $3,112,331) to be repurchased at $3,066,288 (Cost $3,066,000)	3,066	3,066,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $49,288,600)			49,288,600

2

TOTAL INVESTMENTS - (100.0%)
(Cost $1,244,523,343) ††	$1,787,449,830

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $1,245,949,885.

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
UNITED KINGDOM — (22.7%)
COMMON STOCKS — (22.7%)
	3i Group P.L.C.	44,534	$564,795
	Aegis Group P.L.C.	93,242	195,553
	Alliance & Leicester P.L.C.	46,652	726,083
	Alliance Unichem P.L.C.	46,743	696,415
	Allied Domecq P.L.C.	105,124	1,315,139
	Amec P.L.C.	26,046	169,567
	Amvescap P.L.C.	81,593	541,291
	Anglo America P.L.C.	147,129	3,734,133
	Antofagasta P.L.C.	38,710	1,023,490
	Arm Holdings P.L.C.	124,215	258,444
	Arriva P.L.C.	17,572	179,437
	Associated British Foods P.L.C.	156,137	2,386,041
	Associated British Ports Holdings P.L.C.	28,575	238,945
	Aviva P.L.C.	242,734	2,689,749
	AWG P.L.C.	13,189	219,197
	BAA P.L.C.	106,424	1,175,761
	BAE Systems P.L.C.	310,923	1,839,255
	Balfour Beatty P.L.C.	38,213	229,106
	Barclays P.L.C	672,473	6,729,264
	Barratt Developments P.L.C.	21,581	275,302
	BBA Group P.L.C.	38,720	213,932
	BG Group P.L.C.	354,002	3,203,886
	BHP Billiton P.L.C.	246,986	3,688,580
	BOC Group P.L.C.	38,519	729,295
	Boots Group P.L.C.	72,149	804,692
	BP Amoco P.L.C.	2,127,755	24,321,085
	BPB P.L.C.	44,716	591,588
	Bradford & Bingley P.L.C.	58,335	342,342
	Brambles Industries P.L.C.	66,589	398,450
	Britannic P.L.C.	16,713	187,198
*	British Airways P.L.C.	184,946	926,898
	British American Tobacco P.L.C.	273,139	5,510,465
	British Land Co. P.L.C.	48,534	775,235
	British Sky Broadcasting Group P.L.C.	272,457	2,810,338
	BT Group P.L.C.	834,723	3,248,112
*	Bunzl P.L.C.	31,721	313,739
	Cable and Wireless P.L.C.	231,017	631,768
	Cadbury Schweppes P.L.C.	207,723	2,056,799
*	Cairn Energy P.L.C.	13,970	447,423
	Capita Group P.L.C.	60,892	400,976
	Carnival P.L.C.	17,221	893,350
	Carphone Warehouse Group P.L.C.	182,534	625,902
	Centrica P.L.C.	352,500	1,590,590
	Close Brothers Group P.L.C.	14,870	214,144
	Cobham P.L.C.	100,410	251,285
	Compass Group P.L.C.	204,776	924,212
*	Corus Group P.L.C.	446,515	385,083
	De La Rue P.L.C.	11,025	72,202
	Diageo P.L.C.	298,383	4,275,832
	Dixons Group P.L.C.	175,098	479,405
	Electrocomponents P.L.C.	39,172	185,656
	Emap P.L.C.	23,642	346,593
	EMI Group P.L.C.	72,649	341,461
	Enterprise Inns P.L.C.	31,451	469,298
	First Choice Holidays P.L.C.	47,135	172,523
	Firstgroup P.L.C.	36,648	207,385
	Friends Provident P.L.C.	209,193	657,116
	Gallaher Group P.L.C.	63,739	973,622
	General Electric Co.	22,898	744,803
	GKN P.L.C.	64,999	338,195
	Glaxosmithkline P.L.C.	594,591	14,412,732
	Great Universal Stores P.L.C.	94,865	1,560,579
	Group 4 Securicor P.L.C.	104,530	291,736
	Hammerson P.L.C.	25,492	414,140

1

	Hanson P.L.C.	70,011	732,379
	Hays P.L.C.	152,663	361,882
	HBOS P.L.C.	409,410	6,438,601
	Hilton Group P.L.C.	154,989	881,615
	HSBC Holdings P.L.C.	1,181,610	19,064,630
	ICAP P.L.C.	64,402	369,383
	IMI P.L.C.	31,802	253,689
	Imperial Chemical Industries P.L.C.	109,590	573,966
	Imperial Tobacco Group P.L.C.	69,490	1,932,915
	Inchcape P.L.C.	7,420	277,769
	Intercontinental Hotels Group P.L.C.	43,134	581,849
	International Power P.L.C.	142,138	597,569
	Intertek Group P.L.C.	14,739	201,116
	ITV P.L.C.	392,985	827,747
	Johnson Matthey P.L.C.	19,864	406,993
	Johnston Press P.L.C.	31,946	294,846
	Kelda Group P.L.C.	34,560	422,780
	Kesa Electricals P.L.C.	47,659	225,714
	Kingfisher P.L.C.	223,029	1,014,686
	Land Securities Group P.L.C.	44,468	1,140,977
	Legal and General Group P.L.C.	637,221	1,283,029
	Liberty International P.L.C.	39,267	686,206
	Lloyds TSB Group P.L.C.	578,482	4,776,806
	Logicacmg P.L.C.	66,726	215,120
	Lonmin P.L.C.	13,023	278,641
	Man Group P.L.C.	32,195	958,352
	Marks & Spencer Group P.L.C.	204,766	1,321,365
	Meggitt P.L.C.	39,217	218,813
	Millennium and Copthorne Hotels P.L.C.	38,892	263,061
	Misys P.L.C.	50,290	205,929
	Mitchells & Butlers P.L.C.	47,001	310,712
	Morrison (Wm.) Supermarkets P.L.C.	282,826	922,516
*	Mytravel Group P.L.C.	733	2,582
	National Express Group P.L.C.	11,282	168,156
	National Grid Group P.L.C.	268,245	2,547,468
*	National Grid Group P.L.C. Series B Redeemable Shares	295,899	346,711
	Next P.L.C.	24,719	674,588
	Northern Rock P.L.C.	40,016	585,506
	O2 P.L.C.	613,859	1,699,855
	Ocean Group P.L.C.	28,112	510,976
	Pearson P.L.C.	77,971	942,695
	Peninsular & Oriental Steam Navigation P.L.C.	67,951	389,481
	Pennon Group P.L.C.	11,263	206,550
	Persimmon P.L.C.	27,757	416,044
	Pilkington P.L.C.	135,509	323,239
	Provident Financial P.L.C.	17,113	198,029
	Prudential Corp. P.L.C.	245,395	2,248,396
	Punch Taverns, Ltd.	22,497	313,245
	Rank Group P.L.C.	61,189	314,339
	Reckitt Benckiser P.L.C.	80,860	2,509,494
	Reed International P.L.C.	121,003	1,137,818
*	Regus Group P.L.C.	40,180	81,051
*	Rentokil Initial 2005 P.L.C.	175,405	513,517
	Reuters Holdings Group P.L.C.	136,336	899,698
	Rexam P.L.C.	50,658	460,878
	Rio Tinto P.L.C.	107,964	3,836,122
*	Rolls Royce Group P.L.C.	181,122	1,105,210
	Royal & Sun Alliance Insurance Group P.L.C.	267,928	449,334
	Royal Bank of Scotland Group P.L.C.	332,877	9,758,936
	Royal Dutch Shell P.L.C. Series B	254,430	8,627,154
	Sabmiller P.L.C.	124,801	2,206,279
	Sage Group P.L.C.	117,928	487,410
	Sainsbury (J.) P.L.C.	198,701	1,017,959
	Schroders P.L.C.	33,726	531,451
	Scottish & Newcastle P.L.C.	93,185	774,428
	Scottish Hydro-Electric P.L.C.	79,968	1,424,908
	Scottish Power P.L.C.	177,975	1,614,751
	Serco Group P.L.C.	39,172	190,088
	Severn Trent P.L.C.	32,867	577,521
	Shire Pharmaceuticals Group P.L.C.	43,525	547,351
	Signet Group P.L.C.	164,896	324,829
	Slough Estates P.L.C.	40,353	400,228
	Smith & Nephew P.L.C.	89,664	864,291
	Smiths Industries P.L.C.	53,441	877,145
	Somerfield P.L.C.	48,928	175,855

2

	Stagecoach Group P.L.C.	120,769	235,510
	Standard Chartered P.L.C.	131,597	2,820,812
	T&F Informa Group P.L.C.	28,437	203,496
	Tate & Lyle P.L.C.	49,954	415,886
	Taylor Woodrow P.L.C.	55,846	323,098
	Tesco P.L.C.	798,555	4,706,785
*	TI Automotive P.L.C. Series A	18,000	0
	Tomkins P.L.C.	73,285	372,444
	Travis Perkins P.L.C.	11,935	338,437
	Trinity Mirror P.L.C.	27,900	313,069
	Tullow Oil P.L.C.	54,536	212,203
	Unilever P.L.C.	297,011	2,995,040
	United Business Media P.L.C.	26,302	265,139
	United Utilities P.L.C.	80,545	931,841
	Vedanta Resources P.L.C.	16,394	167,448
	Viridian Group P.L.C.	9,887	135,514
*	Viridian Group P.L.C. Series B Redeemable Shares	10,986	14,457
	Vodafone Group P.L.C.	6,662,174	18,240,344
	Whitbread P.L.C.	24,220	436,628
	William Hill P.L.C.	36,278	385,339
	Wilson Bowden P.L.C.	12,801	264,163
	Wimpey (George) P.L.C.	35,916	266,313
	Wolseley P.L.C.	56,390	1,150,807
	WPP Group P.L.C.	124,799	1,294,031
	Xstrata P.L.C.	95,888	2,254,935
	Yell Group P.L.C.	66,922	546,321
	Zeneca Group P.L.C.	162,663	7,469,200
TOTAL — UNITED KINGDOM (Cost $201,887,191)			255,700,094

JAPAN — (22.0%)
COMMON STOCKS — (22.0%)
	Acom Co., Ltd.	7,500	496,236
	Aderans Co., Ltd.	3,000	69,996
	Advantest Corp.	7,370	581,423
	AEON Co., Ltd.	59,700	1,117,061
	Aeon Credit Service, Ltd.	2,700	178,032
*	Aeon Mall Co., Ltd.	3,200	107,163
	Aichi Bank, Ltd.	500	51,973
	Aichi Steel Corp.	10,000	60,768
	Aiful Corp.	9,900	763,837
	AIOI Insurance Co., Ltd.	54,000	305,848
	Air Water, Inc.	9,000	74,664
	Aisin Seiki Co., Ltd.	25,600	655,029
	Ajinomoto Co., Inc.	53,000	560,224
	Alfresa Holdings Corp.	1,800	75,197
	All Nippon Airways Co., Ltd.	190,000	623,502
	Alps Electric Co., Ltd.	13,000	212,379
	Amada Co., Ltd.	27,000	209,767
	Amano Corp.	5,000	76,109
	AOC Holdings, Inc.	3,600	67,811
	Aoyama Trading Co., Ltd.	4,500	122,748
	Arisawa Manufacturing Co., Ltd.	1,540	32,860
	Asahi Breweries, Ltd.	35,700	441,381
	Asahi Denka Kogyo KK	8,000	89,973
	Asahi Glass Co., Ltd.	94,000	970,046
	Asahi Kasei Corp.	103,000	484,971
	Asatsu-Dk, Inc.	2,600	76,807
*	Ashikaga Financial Group, Inc.	41,000	0
	Autobacs Seven Co., Ltd.	1,800	69,620
	Awa Bank, Ltd.	14,000	82,952
	Bandai Co., Ltd.	5,000	124,365
	Bank of Ikeda, Ltd.	1,100	57,194
	Bank of Iwate, Ltd.	1,100	68,515
	Bank of Kyoto, Ltd.	20,000	177,266
	Bank of Nagoya, Ltd.	11,000	69,888
	Bank of Yokohama, Ltd.	121,000	781,320
	Benesse Corp.	7,700	259,165
	Bosch Automotive Systems Corp.	30,000	160,797
	Bridgestone Corp.	61,000	1,210,376
	Brother Industries, Ltd.	22,000	177,689
	Calsonic Corp.	15,000	88,530

3

	Canon, Inc.	83,000	4,203,156
	Casio Computer Co., Ltd.	18,000	254,819
*	Cawachi, Ltd.	1,200	49,046
	Central Glass Co., Ltd.	14,000	87,754
	Central Japan Railway Co.	254	1,947,374
	Chiba Bank, Ltd.	59,000	422,995
	Chiyoda Corp.	11,000	162,167
	Chubu Electric Power Co., Ltd.	67,100	1,638,891
	Chudenko Corp.	2,700	44,013
	Chugai Pharmaceutical Co., Ltd.	54,600	1,030,803
	Chugoku Bank, Ltd.	15,000	189,867
	Chugoku Electric Power Co., Ltd.	25,800	514,865
	Circle K Sunkus Co., Ltd.	5,100	115,094
#	Citizen Watch Co., Ltd.	21,000	169,677
	CMK Corp.	3,000	59,531
	Coca-Cola West Japan Co., Ltd.	4,600	104,655
	Comsys Holdings Corp.	8,000	85,066
	Cosmo Oil Co., Ltd.	43,000	214,371
	Credit Saison Co., Ltd.	13,500	530,984
	CSK Corp.	5,500	240,120
	Culture Convenience Club Co., Ltd.	3,300	106,184
	Dai Nippon Ink & Chemicals, Inc.	47,000	147,792
	Dai Nippon Pharmaceutical Co., Ltd.	13,000	156,983
	Dai Nippon Printing Co., Ltd.	60,000	961,237
	Dai Nippon Screen Mfg. Co., Ltd.	15,000	106,037
	Daicel Chemical Industries, Ltd.	24,000	144,832
	Daido Steel Co., Ltd.	27,000	136,768
	Daiei OMC, Inc.	6,000	79,315
# *	Daiei, Inc.	3,500	65,745
	Daifuku Co., Ltd.	6,000	72,255
	Daihatsu Motor Co., Ltd.	28,000	246,728
	Dai-Ichi Pharmaceutical Co., Ltd.	17,900	419,972
	Daikin Industries, Ltd.	20,000	538,400
	Daimaru, Inc.	16,000	163,311
	Daio Paper Corp.	9,000	70,050
	Daishi Bank, Ltd.	22,000	101,103
	Daito Trust Construction Co., Ltd.	9,800	410,519
	Daiwa House Industry Co., Ltd.	43,000	524,547
	Daiwa Securities Co., Ltd.	111,000	758,240
	Denki Kagaku Kogyo KK	38,000	149,801
	Denso Corp.	78,000	1,982,643
	Dentsu, Inc.	242	639,840
	Diamond City Co., Ltd.	2,300	75,433
	Disco Corp.	1,700	71,949
	Don Quijote Co., Ltd.	1,400	89,308
	Dowa Mining Co., Ltd.	20,000	144,454
	East Japan Railway Co.	312	1,683,061
	Ebara Corp.	27,000	104,004
	Edion Corp.	5,000	69,819
	Elsai Co., Ltd.	23,100	879,096
	Ezaki Glico Co., Ltd.	10,000	82,119
	Familymart Co., Ltd.	6,000	186,106
	Fanuc, Ltd.	20,800	1,577,179
#	Fast Retailing Co., Ltd.	10,200	780,563
	Fuji Electric Co., Ltd.	49,000	183,282
	Fuji Fire & Marine Insurance Co., Ltd.	18,000	58,677
	Fuji Heavy Industries, Ltd.	50,000	218,340
	Fuji Photo Film Co., Ltd.	46,000	1,496,853
	Fuji Soft ABC, Inc.	2,600	82,075
	Fuji Television Network, Inc.	157	357,365
	Fujikura, Ltd.	29,000	167,470
	Fujirebio, Inc.	3,000	69,288
	Fujitsu, Ltd.	160,440	961,797
	Fukuoka Bank, Ltd.	48,000	306,103
	Fukuyama Transporting Co., Ltd.	11,000	41,616
	Funai Electric Co., Ltd.	2,500	235,979
*	Furukawa Electric Co., Ltd.	30,000	142,301
	Futaba Industrial Co., Ltd.	2,900	56,884
	Glory, Ltd.	4,600	79,664
	GMO Internet, Inc.	2,000	36,883
	Goldcrest Co., Ltd.	800	52,781
	Goodwill Group, Inc.	26	43,480
	Gulliver International Co., Ltd.	340	38,150
	Gunma Bank, Ltd.	31,000	184,382
	Gunze, Ltd.	14,000	68,715

4

	Hachijuni Bank, Ltd.	38,000	263,999
#	Hamamatsu Photonics K.K.	4,000	87,148
	Hankyu Corp.	73,000	257,384
	Hankyu Department Stores, Inc.	10,000	70,086
	Hanshin Electric Railway Co., Ltd.	21,000	88,142
*	Haseko Corp.	43,000	120,909
	Heiwa Corp.	6,700	100,879
	Higo Bank, Ltd.	14,000	100,300
	Hikari Tsushin, Inc.	3,800	269,823
	Hino Motors, Ltd.	53,000	339,749
	Hirose Electric Co., Ltd.	2,700	309,765
	Hiroshima Bank, Ltd.	39,000	192,834
	Hisamitsu Pharmaceutical Co., Inc.	4,000	105,893
	Hitachi Cable, Ltd.	18,000	76,170
	Hitachi Chemical Co., Ltd.	17,700	329,535
	Hitachi Construction Machinery Co., Ltd.	12,000	186,040
	Hitachi High-Technologies Corp.	8,300	135,307
	Hitachi Koki Co., Ltd.	6,000	68,549
	Hitachi Maxell, Ltd.	3,700	46,912
	Hitachi Metals, Ltd.	25,000	195,258
	Hitachi Software Engineering Co., Ltd.	3,000	50,757
	Hitachi Transport System, Ltd.	7,000	62,531
	Hitachi, Ltd.	326,000	2,004,054
	Hokkaido Electric Power Co., Inc.	13,700	286,454
	Hokkoku Bank, Ltd.	22,000	102,518
	Hokugin Financial Group, Inc.	93,000	281,103
	Hokuriku Electric Power Co., Inc.	14,100	286,282
	Honda Motor Co., Ltd.	74,200	3,994,743
	House Foods Corp.	5,600	85,626
	Hoya Corp.	9,700	1,271,627
	Hyakugo Bank, Ltd.	15,000	96,220
	Hyakujishi Bank, Ltd.	19,000	104,498
	Ibiden Co., Ltd.	7,700	265,020
	Isetan Co., Ltd.	14,300	219,055
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	91,000	147,495
#	Isuzu Motors, Ltd.	67,000	207,281
	ITO EN, Ltd.	2,800	142,178
	Itochu Corp.	128,000	772,069
	Itochu Techno-Science Corp.	4,200	148,350
	Ito-Yokado Co., Ltd.	30,000	1,080,952
	Iyo Bank, Ltd.	21,000	185,973
	Izumi Co., Ltd.	2,500	71,402
#	Japan Airlines System Corp.	252,000	710,927
	Japan Aviation Electronics Industry, Ltd.	4,000	44,412
	Japan Petroleum Exploration Co., Ltd.	4,000	206,311
	Japan Steel Works, Ltd.	26,000	88,870
	JFE Holdings, Inc.	51,100	1,491,640
	JGC Corp.	15,000	203,676
	Joyo Bank, Ltd.	61,000	334,327
	Jsr Corp., Tokyo	18,500	418,717
	Juroku Bank, Ltd.	23,000	142,956
	Kagoshima Bank, Ltd.	13,000	97,318
	Kajima Corp.	78,000	314,343
	Kamigumi Co., Ltd.	18,000	137,467
	Kandenko Co., Ltd.	8,000	52,641
*	Kanebo, Ltd.	1,900	6,179
	Kaneka Corp.	25,000	301,841
# *	Kankaku Securities Co., Ltd.	86,000	174,938
	Kansai Electric Power Co., Inc.	71,900	1,533,015
	Kansai Paint Co., Ltd., Osaka	20,000	127,477
	Kao Corp.	48,000	1,142,943
	Katokichi Co., Ltd.	9,300	63,272
	Kawasaki Heavy Industries, Ltd.	99,000	213,504
	Kawasaki Kisen Kaisha, Ltd.	40,000	264,278
	KDDI Corp.	344	1,817,452
	Keihin Corp.	4,100	74,865
#	Keihin Electric Express Railway Co., Ltd.	34,000	211,259
	Keio Electric Railway Co., Ltd.	48,000	263,387
	Keisei Electric Railway Co., Ltd.	19,000	98,797
	Keiyo Bank, Ltd.	17,000	90,379
	Keyence Corp.	3,200	756,212
	Kikkoman Corp.	12,000	118,014
	Kinden Corp.	14,000	111,487
	Kinki Nippon Railway Co., Ltd.	129,280	418,361
	Kirin Beverage Corp.	2,000	43,977

5

	Kirin Brewery Co., Ltd.	74,000	745,997
	Kissei Pharmaceutical Co., Ltd.	4,000	77,836
	Kobayashi Pharmaceutical Co., Ltd.	1,800	56,215
	Kobe Steel, Ltd.	228,000	543,723
	Koei Co., Ltd.	2,800	68,603
	Koito Manufacturing Co., Ltd.	7,000	75,812
	Kokuyo Co., Ltd.	8,000	108,510
	Komatsu, Ltd.	78,000	871,778
	Komeri Co., Ltd.	3,300	106,803
	Komori Corp.	4,000	66,781
	Konami Co., Ltd.	8,600	197,602
	Konica Corp.	40,000	386,972
	Kose Corp.	3,355	120,113
	Koyo Seiko Co.	15,000	218,936
	Kubota Corp.	88,000	549,629
	Kuraray Co., Ltd.	31,000	274,155
#	Kuraya Sanseido, Inc.	13,500	179,008
	Kurita Water Industries, Ltd.	8,700	155,584
	Kyocera Corp.	14,900	1,038,740
	KYORIN Pharmaceutical Co., Ltd.	6,000	76,725
	Kyowa Exeo Corp.	5,000	45,816
	Kyowa Hakko Kogyo Co., Ltd.	28,000	207,502
	Kyushu Electric Power Co., Inc.	37,500	851,259
	Lawson Inc.	8,100	303,402
*	Leopalace21 Corp.	9,000	168,765
	Lintec Corp.	4,000	63,108
#	Lion Corp.	19,000	112,087
#	Mabuchi Motor Co., Ltd.	3,400	175,798
	Maeda Corp.	13,000	76,375
	Makita Corp.	8,000	159,880
	Marubeni Corp.	114,000	479,194
	Marui Co., Ltd.	28,100	462,043
	Maruichi Steel Tube, Ltd.	6,000	134,763
*	Matsui Securities Co., Ltd.	7,400	78,573
	Matsumotokiyoshi Co., Ltd.	2,400	71,605
	Matsushita Electric Industrial Co., Ltd.	205,188	3,595,041
	Matsushita Electric Works, Ltd.	79,000	743,823
#	Mazda Motor Corp.	89,000	352,931
	Meiji Dairies Corp.	16,000	89,391
	Meiji Seika Kaisha, Ltd. Tokyo	23,000	115,980
	Meitec Corp.	2,600	81,700
	Millea Holdings, Inc.	138	2,026,504
	Minebea Co., Ltd.	24,000	99,985
# *	Misawa Homes Holdings, Inc.	3,000	109,211
	Misumi Corp.	1,900	61,530
	Mitsubishi Chemical Corp.	150,000	484,689
	Mitsubishi Corp.	118,500	1,962,084
	Mitsubishi Electric Corp.	177,000	955,056
	Mitsubishi Estate Co., Ltd.	102,000	1,227,307
	Mitsubishi Gas Chemical Co., Inc.	32,000	209,719
	Mitsubishi Heavy Industries, Ltd.	284,000	801,110
	Mitsubishi Logistics Corp.	10,000	108,563
	Mitsubishi Materials Corp.	82,000	239,218
# *	Mitsubishi Motors Corp.	272,000	397,361
	Mitsubishi Pharma Corp.	46,000	455,855
	Mitsubishi Rayon Co., Ltd.	44,000	192,978
	Mitsubishi Securities Co., Ltd.	51,000	489,726
	Mitsubishi Tokyo Financial Group, Inc.	501	5,179,685
	Mitsui & Co., Ltd.	131,000	1,387,114
	Mitsui Chemicals, Inc.	55,000	325,908
	Mitsui Engineering and Shipbuilding Co., Ltd.	51,000	106,452
	Mitsui Fudosan Co., Ltd.	41,000	531,022
	Mitsui Marine & Fire Insurance Co., Ltd.	120,790	1,234,337
	Mitsui Mining and Smelting Co., Ltd.	46,000	229,157
	Mitsui O.S.K. Lines, Ltd.	84,000	620,277
	Mitsui Trust Holdings, Inc.	63,000	710,698
	Mitsukoshi, Ltd.	35,000	173,462
	Mizuho Holdings, Inc.	983	5,500,505
	Mori Seiki Co., Ltd.	6,400	80,295
	Morinaga Milk Industry Co., Ltd.	14,000	53,174
	Murata Manufacturing Co., Ltd.	19,200	1,006,636
	Musashino Bank, Ltd.	1,900	91,681
	Nagase & Co., Ltd.	7,000	75,817
#	Nagoya Railroad Co., Ltd.	59,000	201,764
	Namco, Ltd.	6,400	105,842

6

	Nanto Bank, Ltd.	15,000	84,658
	NEC Corp.	183,000	986,209
	NEC Fielding, Ltd.	2,700	51,728
	Net One Systems Co., Ltd.	46	112,025
	NGK Insulators, Ltd.	22,000	237,692
	NGK Spark Plug Co., Ltd.	14,000	195,041
	NHK Spring Co., Ltd.	14,000	106,787
	Nichicon Corp.	5,600	83,736
	Nichirei Corp.	20,000	81,760
	Nidec Corp.	5,500	627,638
	Nihon Unisys, Ltd.	3,000	29,461
	Nikko Cordial Corp.	144,000	713,527
	Nikon Corp.	24,000	283,916
	Nintendo Co., Ltd., Kyoto	10,700	1,128,170
	Nippon Electric Glass Co., Ltd.	25,000	449,377
	Nippon Express Co., Ltd.	70,000	314,085
	Nippon Kayaku Co., Ltd.	13,000	94,561
	Nippon Light Metal Co., Ltd.	34,000	86,489
	Nippon Meat Packers, Inc., Osaka	14,000	150,735
	Nippon Mining Holdings, Inc.	65,500	444,678
	Nippon Mitsubishi Oil Corp.	118,000	953,498
	Nippon Paint Co., Ltd.	15,000	56,899
	Nippon Sanso Corp.	22,000	131,322
	Nippon Sheet Glass Co., Ltd.	33,000	143,735
	Nippon Shinpan Co., Ltd.	19,000	126,798
	Nippon Shokubai Co., Ltd.	12,000	118,013
	Nippon Steel Corp.	563,000	1,655,795
	Nippon Suisan Kaisha, Ltd.	21,000	76,864
	Nippon Telegraph & Telephone Corp.	2,177	9,499,211
	Nippon Television Network Corp.	890	128,125
	Nippon Unipac Holding, Tokyo	82	310,949
	Nippon Yusen KK	89,000	564,832
	Nipponkoa Insurance Co., Ltd.	60,000	425,125
	Nishimatsu Construction Co., Ltd.	17,000	65,284
	Nishi-Nippon Bank, Ltd.	45,000	191,840
	Nishi-Nippon Railroad Co., Ltd.	26,000	84,402
	Nissan Chemical Industries, Ltd.	13,000	159,364
	Nissan Diesel Motor Co., Ltd.	13,000	62,103
	Nissan Motor Co., Ltd.	437,600	4,605,829
	Nissan Shatai Co., Ltd.	7,000	48,357
	Nissay Dowa General Insurance Co., Ltd.	25,000	137,135
	Nisshin Seifun Group, Inc.	15,000	163,283
	Nisshin Steel Co., Ltd.	63,000	183,112
	Nisshinbo Industries, Inc.	13,000	104,610
# *	Nissho Iwai-Nichmen Holdings Corp.	15,500	81,405
	Nissin Food Products Co., Ltd.	8,400	218,860
	Nitto Denko Corp.	15,200	974,389
	NOK Corp.	15,000	405,700
	Nomura Research Institute, Ltd.	3,900	406,058
	Nomura Securities Co., Ltd.	190,000	2,614,995
*	NS Solutions Corp.	2,800	62,575
	NSK, Ltd.	38,000	206,566
	NTN Corp.	32,000	196,592
	NTT Data Corp.	303	1,050,159
	NTT Docomo, Inc.	6,017	9,707,405
	Obayashi Corp.	56,000	348,398
	Obic Co., Ltd.	500	86,406
	Odakyu Electric Railway Co., Ltd.	61,000	330,763
	Ogaki Kyoritsu Bank, Ltd.	18,000	108,586
	Oji Paper Co., Ltd.	69,000	362,931
	Okasan Securities Co., Ltd.	13,000	73,390
	Oki Electric Industry Co., Ltd.	44,000	142,490
	Okumura Corp.	16,000	99,565
	Olympus Optical Co., Ltd.	15,000	297,573
	Omron Corp.	14,600	323,922
	Ono Pharmaceutical Co., Ltd.	8,400	417,286
	Onward Kashiyama Co., Ltd.	10,000	150,181
	Oracle Corp. Japan	17,500	747,931
*	Orient Corp.	31,000	132,880
	Oriental Land Co., Ltd.	9,400	561,468
	Orix Corp.	4,260	706,258
	Osaka Gas Co., Ltd.	164,000	525,736
	OSG Corp.	6,000	81,784
	Otsuka Corp.	1,900	180,316
	Paris Miki, Inc.	1,900	40,947

7

	Park24 Co., Ltd.	3,000	65,562
	Pasona, Inc.	20	43,398
	Pioneer Electronic Corp.	13,200	205,786
	Promise Co., Ltd.	6,500	443,451
	Q.P. Corp.	8,900	78,123
	Rengo Co., Ltd.	17,000	96,159
*	Resona Holdings, Inc.	1,412	3,043,646
	Ricoh Co., Ltd., Tokyo	67,000	1,043,963
	Rinnai Corp.	3,000	70,105
	Rohm Co., Ltd.	9,600	878,529
	Round One Corp.	25	74,522
	Ryohin Keikaku Co., Ltd.	1,600	93,672
	Ryoshoku, Ltd.	2,600	73,464
	Sagami Railway Co., Ltd.	27,000	88,075
	San In Godo Bank, Ltd.	11,000	105,635
	Sanken Electric Co., Ltd.	8,000	95,618
	Sankyo Co., Ltd.	32,800	667,832
	Sankyo Co., Ltd.	8,700	428,694
	Sankyo Seiki Manufacturing Co., Ltd.	5,000	49,559
	Santen Pharmaceutical Co., Ltd.	5,300	136,130
	Sanwa Shutter Corp.	15,000	89,988
#	Sanyo Electric Co., Ltd.	143,000	377,850
	Sapporo Breweries, Ltd.	19,000	87,503
	Sapporo Hokuyo Holdings, Inc.	25	205,200
	Secom Co., Ltd.	19,000	873,402
	Sega Sammy Holdings, Inc.	7,024	517,030
*	Seiko Epson Corp.	9,300	290,472
	Seino Transportation Co., Ltd.	10,000	89,961
*	Seiyu, Ltd.	28,000	57,300
	Sekisui Chemical Co., Ltd.	40,000	260,246
	Sekisui House, Ltd.	50,000	552,792
#	Seven-Eleven Japan Co., Ltd.	92,200	2,746,565
	Seventy-seven (77) Bank, Ltd.	25,000	170,707
#	SFCG Co., Ltd.	870	209,810
	Sharp Corp., Osaka	87,000	1,319,632
	Shiga Bank, Ltd.	15,000	94,395
	Shikoku Bank, Ltd.	14,000	71,529
	Shikoku Electric Power Co., Inc.	17,500	367,373
	Shimachu Co., Ltd.	3,500	88,949
	Shimadzu Corp.	17,000	107,829
	Shimamura Co., Ltd.	2,400	229,449
	Shimano, Inc.	7,700	213,011
	Shimizu Corp.	52,000	280,565
	Shin-Etsu Chemical Co., Ltd.	33,700	1,365,819
	Shinko Electric Industries Co., Ltd.	1,600	89,280
	Shinko Securities Co., Ltd.	47,000	158,799
*	Shinsei Bank, Ltd.	82,000	507,674
	Shionogi & Co., Ltd.	25,000	326,013
	Shiseido Co., Ltd.	31,000	437,832
	Shizuoka Bank, Ltd.	51,000	466,582
	Showa Corp.	4,300	62,177
	Showa Denko KK	79,000	238,603
	Showa Shell Sekiyu KK	35,100	405,931
	Skylark Co., Ltd.	6,500	98,406
	SMBC Friend Securities Co., Ltd.	16,500	93,390
	SMC Corp.	5,000	622,276
	Softbank Corp.	28,600	1,463,595
	Sohgo Security Services Co.,Ltd.	6,200	83,678
	Sony Corp.	99,700	3,355,539
	Square Enix Co., Ltd.	9,500	260,290
	Stanley Electric Co., Ltd.	11,900	190,627
	Sumisho Computer Systems Corp.	1,600	33,408
	Sumitomo Bakelite Co., Ltd.	16,000	107,265
	Sumitomo Chemical Co., Ltd.	127,000	709,439
	Sumitomo Corp.	95,000	904,228
	Sumitomo Corporation’s Leasing, Ltd.	2,800	104,053
	Sumitomo Electric Industries, Ltd.	61,000	754,813
	Sumitomo Forestry Co., Ltd.	8,000	79,996
	Sumitomo Heavy Industries, Ltd.	43,000	242,358
	Sumitomo Metal Industries, Ltd., Osaka	371,000	859,155
	Sumitomo Metal Mining Co., Ltd.	48,000	366,683
	Sumitomo Mitsui Financial Group, Inc.	483	3,965,991
	Sumitomo Osaka Cement Co., Ltd.	25,000	70,786
	Sumitomo Real Estate Sales Co., Ltd.	1,800	80,894
	Sumitomo Realty & Development Co., Ltd.	31,000	400,158

8

	Sumitomo Rubber	16,000	169,679
	Sumitomo Special Metals Co., Ltd.	4,000	96,872
	Sumitomo Titanium Corp.	500	65,971
	Sumitomo Trust & Banking Co., Ltd.	118,000	822,867
	Sumitomo Warehouse Co., Ltd.	10,000	56,944
	Sundrug Co., Ltd.	1,000	49,313
	Suruga Bank, Ltd.	18,000	165,476
	Suzuken Co., Ltd.	6,980	196,741
	Suzuki Motor Corp.	46,500	809,198
	Sysmex Corp.	1,300	81,953
	T&D Holdings, Inc.	20,900	1,196,061
	Taiheiyo Cement Corp.	66,000	223,733
	Taisei Corp.	71,000	259,776
	Taisho Pharmaceutical Co., Ltd.	30,000	600,395
	Taiyo Yuden Co., Ltd.	10,000	119,227
	Takara Shuzo Co., Ltd.	14,000	91,347
	Takashimaya Co., Ltd.	22,000	244,751
	Takeda Chemical Industries, Ltd.	87,900	4,768,236
	Takefuji Corp.	10,350	727,441
# *	TC Properties Co., Ltd.	61,900	105,456
	TDK Corp.	10,800	805,667
	Teijin, Ltd.	72,000	383,941
	Teikoku Oil Co., Ltd.	16,000	135,043
	Terumo Corp.	13,000	374,372
	The Nisshin Oillio Group, Ltd.	6,000	37,027
	THK Co., Ltd.	8,400	191,211
	TIS, Inc.	2,700	81,196
	Toagosei Co., Ltd.	15,000	75,539
	Tobu Railway Co., Ltd.	61,000	234,597
	Toda Corp.	14,000	64,346
	Toho Co., Ltd.	12,800	196,423
	Toho Gas Co., Ltd.	43,000	176,254
	Toho Titanium Co., Ltd.	2,000	80,675
	Tohuku Electric Power Co., Inc.	39,800	863,980
	Tokai Rika Co., Ltd.	4,000	73,474
	Tokai Rubber Industries, Ltd.	6,000	86,658
	Tokuyama Corp.	15,000	131,815
	Tokyo Broadcasting System, Inc.	11,200	216,859
	Tokyo Dome Corp.	10,000	52,334
	Tokyo Electric Power Co., Ltd	106,300	2,617,216
	Tokyo Electron, Ltd.	15,200	865,434
	Tokyo Gas Co., Ltd.	228,000	852,972
	Tokyo Seimitsu Co., Ltd.	2,300	100,238
	Tokyo Steel Manufacturing Co., Ltd.	10,100	147,046
	Tokyo Style Co., Ltd.	7,000	74,141
	Tokyo Tatemono Co., Ltd.	16,000	120,344
	Tokyo Tomin Bank, Ltd.	2,300	66,387
	Tokyu Corp.	75,000	353,752
	Tokyu Land Corp.	27,000	152,744
*	Tomen Corp.	35,000	56,928
	TonenGeneral Sekiyu KK	24,000	263,628
	Toppan Forms Co., Ltd.	3,500	41,609
	Toppan Printing Co., Ltd.	46,000	460,509
	Toray Industries, Inc.	113,000	519,520
	Toshiba Corp.	267,000	1,060,137
	Toshiba TEC Corp.	11,000	48,982
	Tosoh Corp.	37,000	149,834
	Tostem Inax Holding Corp.	22,740	385,642
	Toto, Ltd.	25,000	199,692
	Toyo Ink Manufacturing Co., Ltd.	13,000	54,768
	Toyo Seikan Kaisha, Ltd.	15,300	231,022
	Toyo Suisan Kaisha, Ltd.	7,000	123,710
	Toyobo Co., Ltd.	37,000	86,478
	Toyoda Gosei Co., Ltd.	10,100	169,279
	Toyoda Machine Works, Ltd.	6,000	66,381
	Toyota Auto Body Co., Ltd.	6,200	113,345
	Toyota Industries Corp.	15,300	434,338
	Toyota Motor Credit Corp.	263,900	10,809,970
#	Toyota Tsusho Corp.	18,000	320,646
	Trans Cosmos, Inc.	1,000	46,896
	Trend Micro Inc.	9,500	333,158
	Tsumura & Co.	4,000	78,688
	TV Asahi Corp.	50	120,886
	Ube Industries, Ltd.	64,000	156,216
*	UFJ Holdings, Inc.	367	2,308,408

9

	UFJ Tsubasa Securities Co., Ltd.	36,000	144,457
	Uni-Charm Corp.	4,600	203,643
	Uniden Corp.	5,000	77,563
	UNY Co., Ltd.	12,000	142,015
*	Urban Corp.	2,000	83,291
	Ushio, Inc.	9,000	178,369
	USS Co., Ltd.	2,090	146,680
	Victor Co. of Japan, Ltd.	16,000	101,239
	Wacoal Corp.	7,000	95,758
*	West Japan Railway Co.	145	520,258
	World Co., Ltd.	2,800	118,680
	Xebio Co., Ltd.	1,700	68,966
	Yahoo Japan Corp.	1,500	3,562,923
	Yakult Honsha Co., Ltd.	12,000	287,175
	Yamada Denki Co., Ltd.	5,300	341,127
	Yamaguchi Bank, Ltd.	13,000	165,038
	Yamaha Corp.	14,500	250,811
	Yamaha Motor Co., Ltd.	21,000	396,654
	Yamanashi Chuo Bank, Ltd.	10,000	62,591
	Yamanouchi Pharmaceutical Co., Ltd.	53,655	1,918,358
	Yamatake Corp.	5,200	93,092
	Yamato Transport Co., Ltd.	33,000	498,203
	Yamazaki Baking Co., Ltd.	12,000	102,745
*	Yaskawa Electric Corp.	17,000	134,310
	Yasuda Fire & Marine Insurance Co., Ltd.	79,000	909,642
#	Yasuda Trust & Banking Co., Ltd.	667,000	1,206,477
	Yodogawa Steel Works, Ltd.	8,000	48,047
	Yokogawa Electric Corp.	17,000	225,183
	Yokohama Rubber Co., Ltd.	21,000	94,540
	York-Benimaru Co., Ltd.	2,700	80,342
	Yoshinoya D&C Co., Ltd.	19	28,862
	Zeon Corp.	15,000	162,268
TOTAL COMMON STOCKS (Cost $233,290,989)			246,960,191

INVESTMENT IN CURRENCY — (0.0%)
*	Japanese Yen		1,692
(Cost $1,672)
TOTAL — JAPAN (Cost $233,292,661)			246,961,883

FRANCE — (9.4%)
COMMON STOCKS — (9.4%)
	Accor SA	18,966	1,003,122
#	Air France	24,260	397,267
	Air Liquide SA	9,877	1,721,724
	Air Liquide SA Primes De Fid 02	11,393	1,973,398
*	Alcatel SA	103,977	1,213,649
*	Alstom SA	7	7
*	Alstom SA	8,715	361,257
	Arcelor SA	29,800	658,828
	Assurances Generales de France (AGF)	15,535	1,357,860
*	Atos Origin	5,016	381,687
	AXA	150,101	4,009,409
	BNP Paribas SA	82,201	6,002,348
	Bollore Technologies SA	203	104,323
	Bouygues	25,936	1,160,842
*	Business Objects SA	5,500	183,126
*	Cap Gemini SA	11,176	368,922
	Carrefour	55,663	2,594,846
	Casino Guichard Perrachon	10,162	715,032
	Cie Generale D’Optique Essilor Intenational SA	9,233	722,404
	Clarins SA	1,307	84,760
	CNP Assurances	2,921	201,741
	Compagnie de Saint-Gobain	29,763	1,816,583
	Compagnie Francaise d’Etudes et de Construction Technip SA	7,659	440,039
	Dassault Systemes SA	9,666	473,555
	Dior (Christian) SA	17,202	1,381,641
	Eiffage SA	3,165	299,721
	Esso SA	173	38,382
	Euler-Hermes SA	3,120	256,343
*	European Aeronautic Defence & Space Co.	23,841	808,589

10

France Telecom SA	231,887	7,010,903
Generale des Establissements Michelin SA Series B	11,147	680,478
Groupe Danone	23,245	2,462,396
Havas SA	27,830	152,396
Hermes International SA	4,009	848,090
Iliad SA	3,200	134,348
Imerys SA	5,342	394,047
* JC Decaux SA	18,441	432,073
Klepierre SA	1,862	184,810
LaFarge SA	16,367	1,527,115
LaFarge SA Prime Fidelity	8,912	825,704
# Lagardere S.C.A. SA	10,889	781,775
L’Oreal	64,016	5,155,159
LVMH (Louis Vuitton Moet Hennessy)	43,990	3,568,634
Metropole Television SA	10,023	273,604
Neopost SA	2,698	250,073
NRJ Group	3,492	78,483
Pernod-Ricard SA	4,741	824,094
Peugeot SA	16,477	1,028,080
Pinault Printemps Redoute SA	9,979	1,073,040
Publicis Groupe	14,334	477,132
Remy Cointreau SA	2,257	104,610
Renault SA	20,388	1,812,418
Sagem SA	13,268	276,073
Sanofi Synthelabo	105,798	9,060,055
Schneider SA	21,425	1,690,891
Scor SA	72,704	143,678
SEB SA Prime Fidelity	990	106,075
Societe BIC SA	3,600	212,618
Societe des Ciments de Francais	1,006	108,051
Societe du Louvre SA	491	88,233
Societe Generale Paris	33,356	3,616,698
Societe Television Francaise 1	17,323	466,904
Sodexho Alliance SA	11,496	401,097
Ste des Autoroutes du Sud de la France	25,546	1,516,951
Stmicroelectronics NV	53,696	888,238
Suez (ex Suez Lyonnaise des Eaux)	80,946	2,368,790
Thales SA	16,134	733,233
Thomson Multimedia	20,078	451,717
Total SA	56,421	14,882,370
Unibail SA	4,413	634,038
Valeo SA	6,125	252,506
Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	294	123,536
Veolia Environnement SA	29,204	1,196,538
Vinci SA	13,408	1,192,790
Vivendi Universal SA	108,711	3,436,139
Wendel Investissement	4,149	373,893
Zodiac SA	4,549	254,657
TOTAL COMMON STOCKS (Cost $85,190,961)		105,286,636

RIGHTS/WARRANTS — (0.0%)
* Air France Warrants 11/06/07	2,377	909
(Cost $4,469)
TOTAL — FRANCE (Cost $85,195,430)		105,287,545

GERMANY — (6.7%)
COMMON STOCKS — (6.7%)
Aachener und Muenchener Beteiligungs AG	5,721	467,620
Adidas-Salomon AG	3,818	685,278
Allianz AG	34,550	4,499,207
Altana AG	14,018	802,443
BASF AG	53,093	3,742,678
Bayer AG	64,688	2,292,656
Bayerische Motorenwerke AG	59,234	2,671,596
* Bayerische Vereinsbank AG	51,617	1,468,259
Beiersdorf AG	12,509	1,456,509
BHW Holding AG	1,358	26,548
Commerzbank AG	43,148	1,127,480
Continental AG	11,471	910,808

11

	DaimlerChrysler AG	86,967	4,497,346
	Deutsche Bank AG	49,518	4,309,143
	Deutsche Boerse AG	9,160	841,725
	Deutsche Lufthansa AG	43,579	587,096
	Deutsche Post AG	135,361	3,428,262
	Deutsche Telekom AG	354,516	6,760,290
	E.ON AG	62,182	5,954,653
	Fraport AG	9,524	444,396
	Freenet.De AG	2,562	71,383
#	Fresenius Medical Care AG	6,632	603,401
	Gehe AG	9,662	845,252
	Hannover Rueckversicherungs AG	12,626	456,124
*	HeidelbergCement AG	9,226	678,829
	Heidelberger Druckmaschinen AG	6,690	238,378
	Henkel KGAA	1,961	173,111
	Hochtief AG	4,316	176,624
	Hugo Boss AG	808	26,692
	Hypo Real Estate Holding AG	11,656	575,008
*	Infineon Technologies AG	54,518	511,865
	IVG Immobilien AG	5,621	119,586
	K & S Aktiengesellschaft AG	3,513	220,900
*	Karstadt Quelle AG	10,229	136,999
*	Lanxess	4,179	123,518
	Linde AG	9,032	670,841
	MAN AG	12,430	628,350
	Merck KGAA	4,005	344,939
	Metro AG	36,404	1,856,043
*	MG Technologies AG	14,061	166,301
	Munchener Rueckversicherungs-Gesellschaft AG	18,050	2,030,590
#	Preussag AG	12,979	309,204
	Puma AG	1,204	326,654
	Rheinmetall Berlin AG	1,424	84,896
	Rwe AG (Neu)	800	46,628
	Rwe AG (NEU) Series A	40,291	2,705,581
	Salzgitter AG	1,379	51,488
	SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)	25,996	4,436,556
	Schering AG	13,761	874,510
	Schwarz Pharma AG	2,790	139,948
	Siemens AG	79,013	6,041,162
	Stada Arzneimittel AG	2,998	104,718
#	Suedzucker AG	18,765	394,663
	ThyssenKrupp AG	44,279	850,408
	Volkswagen AG	24,379	1,288,734
TOTAL — GERMANY (Cost $68,000,005)			75,283,877

SWITZERLAND — (6.6%)
COMMON STOCKS — (6.6%)
*	ABB, Ltd.	177,932	1,293,872
	Adecco SA	18,801	898,846
	Baloise-Holding	4,586	243,924
	BKW FMB Energie AG	5,560	403,580
	Ciba Spezialitaetenchemie Holding AG	5,741	350,506
	Cie Financiere Richemont AG Series A	46,023	1,747,765
*	Clariant AG	18,560	266,409
	Credit Swisse Group	121,711	5,304,944
	Geberit AG	314	231,186
	Givaudan SA	613	392,776
	Holcim, Ltd.	21,899	1,420,989
*	Julius Baer Holding AG	3,453	225,501
	Kuehne & Nagel International AG	3,032	668,152
	Lindt & Spruengli AG	12	196,611
*	Logitech International SA	7,438	276,913
	Lonza Group AG	3,415	195,257
	Nestle SA, Cham und Vevey	40,945	11,510,675
	Nobel Biocare Holding AG	2,028	443,336
	Novartis AG	236,286	11,488,073
	Roche Holding AG Bearer	26,618	4,171,854
	Roche Holding AG Genusschein	68,950	9,567,057
	Schindler Holding AG	210	84,338
	Schindler Holding AG	1,845	742,370

12

	Serono SA	1,432	953,872
	Societe Generale de Surveillance Holding SA	933	726,892
	Straumann Holding AG	1,836	420,318
	Swatch Group AG	3,055	424,487
	Swiss Life AG	2,640	369,624
	Swiss Reinsurance Co., Zurich	30,209	1,951,521
	Swisscom AG	10,343	3,485,915
	Syngenta AG	8,613	917,917
	Synthes, Inc.	10,130	1,221,586
	The Swatch Group AG	18,164	518,789
	UBS AG	104,483	8,569,888
	Zurich Financial SVCS AG	13,458	2,388,209
TOTAL COMMON STOCKS (Cost $55,376,957)			74,073,952

INVESTMENT IN CURRENCY — (0.0%)
*	Swiss Francs		443,852
(Cost $439,158)
TOTAL — SWITZERLAND (Cost $55,816,115)			74,517,804

AUSTRALIA — (5.1%)
COMMON STOCKS — (5.0%)
	ABC Learning Centres, Ltd.	13,810	67,962
	Alinta, Ltd.	20,508	170,801
	Amcor, Ltd.	81,002	404,160
	AMP, Ltd.	181,857	1,019,058
	Ansell, Ltd.	12,403	100,389
#	APN News & Media, Ltd.	49,644	191,085
	Aristocrat Leisure, Ltd.	49,521	471,983
	Australand Property Group	55,200	76,967
	Australia & New Zealand Banking Group, Ltd.	177,807	2,987,136
	Australian Gas Light Co.	45,094	484,169
	Australian Stock Exchange, Ltd.	7,599	153,160
	AWB, Ltd.	25,934	97,767
	AXA Asia Pacific Holdings, Ltd.	244,297	912,062
	Bendigo Bank, Ltd.	9,970	81,942
	BHP Billiton, Ltd.	343,643	5,386,529
	Billabong International, Ltd.	17,806	175,088
	Bluescope Steel, Ltd.	79,029	563,853
	Boral, Ltd.	54,958	303,490
#	Brambles Industries, Ltd.	93,063	626,561
*	Burns, Philp & Co., Ltd.	147,539	105,140
	Caltex Australia, Ltd.	29,754	390,375
*	Challenger Financial Services Group, Ltd.	38,847	105,544
	Coca-Cola Amatil, Ltd.	49,287	321,725
	Cochlear, Ltd.	4,162	132,632
	Coles Myer, Ltd.	119,156	893,156
	Commonwealth Bank of Australia	117,324	3,325,459
	Computershare, Ltd.	51,406	262,115
	CSL, Ltd.	18,193	473,301
	CSR, Ltd.	79,663	162,207
	DB RREEF Trust	45,046	46,606
	DCA Group, Ltd.	31,921	94,919
	Downer Group, Ltd.	23,881	109,339
	Excel Coal, Ltd.	14,100	85,786
	Foodland Associates, Ltd.	8,315	169,166
	Foster’s Group, Ltd.	194,089	845,866
	General Property Trust	75,385	222,763
	Gunns, Ltd.	27,987	63,918
*	Hardman Resources, Ltd.	33,188	59,601
#	Harvey Norman Holdings, Ltd.	128,448	258,129
	Iluka Resources, Ltd.	20,985	135,769
	Insurance Australiz Group, Ltd.	154,004	632,609
	James Hardies Industries NL	39,177	255,892
	John Fairfax Holdings, Ltd.	84,599	279,210
	Leighton Holdings, Ltd.	30,749	346,440
	Lend Lease Corp., Ltd.	33,811	337,955
*	Lihir Gold, Ltd.	79,000	80,419
	Lion Nathan, Ltd.	63,050	384,537
	Macquarie Bank, Ltd.	21,520	1,031,324
	Macquarie Goodman Group	104,372	337,245

13

	Macquarie Infrastructure Group	86,148	255,488
	Mayne Group, Ltd.	58,012	219,999
# *	Metcash Limited	94,739	290,946
	Mirvac, Ltd.	101,078	292,584
	Multiplex Group	59,010	149,368
	National Australia Bank, Ltd.	164,185	3,890,277
	Newcrest Mining, Ltd.	24,364	316,266
	Nufarm, Ltd.	11,456	90,303
*	Oil Search, Ltd.	67,498	185,995
	Onesteel, Ltd.	51,610	126,108
	Orica, Ltd.	24,477	353,222
	Origin Energy, Ltd.	71,014	390,871
*	Oxiana, Ltd.	119,924	102,091
	Patrick Corp., Ltd.	59,316	316,260
	Perpetual Trustees Australia, Ltd.	3,348	155,295
	Promina Group, Ltd.	100,200	362,869
	Publishing and Broadcasting, Ltd.	118,759	1,450,760
#	QBE Insurance Group, Ltd.	74,566	969,034
	Quantas Airways, Ltd.	332,379	808,747
	Ramsay Health Care, Ltd.	14,549	100,205
	Rinker Group, Ltd.	90,596	998,337
#	Rio Tinto, Ltd.	46,385	1,780,334
	Rural Press, Ltd.	8,895	77,144
	Santos, Ltd.	54,137	475,768
*	Scigen	11,443	382
	SFE Corp., Ltd.	9,801	85,989
	Sigma Co., Ltd.	12,441	103,736
	Sonic Healthcare, Ltd.	23,405	271,393
*	Sons of Gwalia, Ltd.	7,201	0
	St. George Bank, Ltd.	50,030	1,025,050
	Suncorp-Metway, Ltd.	53,221	795,008
	Tab Queensland, Ltd.	8,003	80,179
	Tabcorp Holdings, Ltd.	49,884	623,266
	Telstra Corp., Ltd.	1,076,734	3,809,076
	Ten Network Holdings, Ltd.	28,370	79,437
#	Toll Holdings, Ltd.	30,780	328,659
	Transurban Group	71,157	385,748
*	Virgin Blue Holdings, Ltd.	90,396	105,893
	Washington H. Soul Pattinson & Co., Ltd.	18,899	132,606
	Wesfarmers, Ltd.	35,908	1,074,524
	West Australian Newspapers Holdings, Ltd.	15,484	97,556
	Westfield Group Stapled	39,159	517,559
	Westpac Banking Corp.	182,608	2,730,927
	WMC, Ltd.	111,044	506,615
	Woodside Petroleum, Ltd.	70,327	1,753,220
	Woolworths, Ltd.	100,997	1,245,056
	Worley Group, Ltd.	16,683	120,809
*	Zinifex, Ltd.	40,800	122,067
TOTAL COMMON STOCKS (Cost $37,132,728)			56,376,335

INVESTMENT IN CURRENCY — (0.1%)
*	Australian Dollar		536,407
(Cost $535,082)
TOTAL — AUSTRALIA (Cost $37,667,810)			56,912,742

NETHERLANDS — (4.5%)
COMMON STOCKS — (4.5%)
	ABN AMRO Holding NV	189,858	4,572,651
	Aegon NV	150,762	2,127,261
	AKZO Nobel NV	25,960	1,067,745
	Buhrmann NV	4,598	56,215
	DSM NV	11,122	863,759
	Elsevier NV	67,133	937,999
	Heineken Holding NV	40,723	1,208,831
	Heineken NV	77,252	2,497,985
#	Hunter Douglas NV	5,232	259,761
	IHC Caland NV	3,072	246,606
	ING Groep NV	219,463	6,404,478
#	Ispat International NV	21,802	615,329
*	Koninklijke Ahold NV	152,842	1,364,172

14

	Koninklijke KPN NV	241,808	2,293,518
	Koninklijke Philips Electronics NV	138,607	3,672,435
*	Norit NV	44,995	757,229
*	Nutricia (Verenigde Bedrijven) NV	15,794	656,185
	Randstad Holdings NV	20,298	772,956
# *	Royal Dutch Shell P.L.C. Series A	416,372	13,581,647
	TNT Post Groep NV	57,222	1,474,544
	Unilever NV	58,321	4,034,008
	Vedior NV	15,338	222,539
	VNU NV	24,697	760,047
	Wolters Kluwer NV	27,979	526,300
TOTAL COMMON STOCKS (Cost $45,507,632)			50,974,200

RIGHTS/WARRANTS — (0.0%)
*	Aegon NV Coupons 09/12/05	150,762	0
TOTAL RIGHTS/WARRANTS (Cost $0)			0

TOTAL — NETHERLANDS (Cost $45,507,632)			50,974,200

SPAIN — (3.5%)
COMMON STOCKS — (3.5%)
	Acciona SA	5,051	566,043
	Acerinox SA	15,983	234,866
	Actividades de Construccion y Servicios SA	22,866	688,704
#	Antena 3 de Television SA	9,360	184,865
#	Autopistas Concesionaria Espanola SA	44,293	1,166,660
	Banco Bilbao Vizcaya SA	182,100	3,037,966
	Banco de Andalucia	655	58,909
	Banco de Sabadell SA	22,839	596,354
#	Banco de Valencia SA	5,586	164,086
	Banco Espanol de Credito SA	39,155	542,607
#	Banco Pastor SA	2,530	108,656
	Banco Popular Espanol SA	75,740	928,318
	Banco Santander Central Hispanoamerica SA	566,687	6,958,166
	Bankinter SA	4,862	245,277
	Cementos Portland SA	1,338	112,618
	Cia Espanola de Petroleous SA	13,626	687,116
	Compania de Distribucion Integral Logista SA	1,928	98,908
	Corporacion Mapfre Compania Internacional de Reaseguros SA	15,336	253,492
	Ebro Puleva SA	8,097	141,627
	Enagas SA	14,223	247,065
	Endesa SA, Madrid	89,410	2,022,604
	Fomento de Construcciones y Contratas SA	11,974	690,480
	Gamesa Corporacion Tecnologica SA	12,172	183,050
	Gas Natural SDG, SA	43,183	1,286,774
	Grupo Ferrovial SA	11,821	916,895
	Iberdrola SA	76,134	1,966,153
#	Iberia Lineas Aereas de Espana SA	65,471	178,032
	Indra Sistemas SA	11,012	223,488
#	Industria de Diseno Textil SA	60,827	1,660,834
	Inmobiliaria Urbis SA	3,791	77,249
	Metrovacesa SA	4,468	303,106
	Promotora de Informaciones SA	17,174	318,113
	Red Electrica de Espana SA	7,740	209,185
	Repsol SA	87,508	2,594,118
	Sociedad General de Aguas de Barcelona SA Class A	8,070	184,301
# *	Sogecable SA	8,794	308,575
	Sol Melia SA	8,400	111,384
	Tabacalera SA	23,623	1,026,540
	Telefonica de Espana SA	405,073	6,720,514
	Telefonica Publicidad e Informacion SA	26,439	230,956
	Union Fenosa SA	19,200	560,558
	Vallehermoso SA	20,933	538,108
#	Zardoya Otis SA	18,093	504,991
TOTAL — SPAIN (Cost $27,804,232)			39,838,311

15

ITALY — (3.5%)
COMMON STOCKS — (3.5%)
	Acea SpA	7,694	85,248
#	AEM SpA	102,681	218,600
	Alleanza Assicurazioni SpA	52,431	592,840
	ASM Brescia SpA	15,418	49,862
	Assicurazioni Generali SpA, Trieste	89,478	2,813,488
	Autogrill SpA, Novara	14,752	206,698
	Autostade SpA	40,846	1,083,797
	Banca Antoniana Popolare Veneta SpA	14,739	455,524
	Banca Fideuram SpA	70,232	354,406
	Banca Monte Dei Paschi di Siena SpA	176,149	691,406
*	Banca Nazionale del Lavoro SpA	173,414	563,645
	Banca Popolare di Milano Scarl	32,914	335,302
	Banca Popolare Haliana	17,228	169,295
	Banco Popolare Bergamo SpA	22,543	460,520
	Banco Popolare di Verona e Novara SpA	31,780	572,032
	Bulgari SpA	16,639	192,440
	Buzzi Unicem SpA	5,787	91,353
	Capitalia SpA	125,484	707,134
	Cassa di Risparmio di Firenze SpA	34,725	100,935
	CIR SpA (Cie Industriale Riunite), Torino	34,312	105,344
#	Compagnia Assicuratrice Unipol SpA	34,504	130,292
	Credito Bergamasco SpA	854	29,804
	Credito Emiliano SpA	12,917	136,976
	Davide Campari - Milano SpA	10,200	83,478
*	E.Biscom SpA	3,329	143,918
# *	Edison SpA	370,539	844,327
	Eni SpA	248,117	7,356,640
	Ente Nazionale per L’Energia Elettrica SpA	461,796	4,107,798
	Erg SpA	4,499	104,078
# *	Fiat SpA	47,140	417,209
	Finecogroup SpA	18,285	171,703
	Finmeccanica SpA	19,250	362,316
#	Gruppo Editoriale L’espresso SpA	21,573	123,534
	Hera SpA	36,487	103,044
	Intesabci SpA	397,132	1,919,364
	Italcementi SpA	8,940	145,145
	Italmobiliare SpA, Milano	449	32,265
	Lottomatica SpA	2,664	100,981
	Luxottica Group SpA	40,566	937,497
	Mediaset SpA	83,030	1,028,557
	Mediobanca SpA	34,000	664,680
#	Mediolanum SpA	44,701	289,425
	Milano Assicurazioni SpA	14,260	100,748
	Mondadori (Arnoldo) Editore SpA	13,860	141,396
	Pirelli & Co. SpA	93,332	92,699
	RAS SpA (Riunione Adriatica di Sicurta)	50,861	1,056,663
#	SAI SpA (Sta Assicuratrice Industriale), Torino	7,144	223,273
	Saipem SpA	24,958	421,433
	San Paolo-IMI SpA	103,444	1,489,450
*	Seat Pagine Gialle SpA	429,123	183,492
*	Seat Pagine Gialle SpA, Torino	3,591	1,979
	SNAM Rete Gas SpA	142,784	790,330
	Societe Cattolica di Assicurazoni Scarl SpA	3,387	160,193
	Telecom Italia SpA	873,104	2,760,644
	UniCredito Italiano SpA	419,693	2,397,883
TOTAL COMMON STOCKS (Cost $30,744,211)			38,903,083

PREFERRED STOCKS — (0.0%)
*	Fiat SpA	3,000	23,525
(Cost $43,047)

RIGHTS/WARRANTS — (0.0%)
*	Fiat SpA Warrants 2007	1,677	454
(Cost $0)
TOTAL — ITALY (Cost $30,787,258)			38,927,062

16

SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
Alfa Laval AB	7,600	131,314
Assa Abloy AB Series B	26,100	351,600
Atlas Copco AB Series A	32,500	564,426
Atlas Copco AB Series B	19,800	305,679
Castellum AB	3,250	114,574
Electrolux AB Series B	28,000	631,045
Eniro AB	12,700	143,225
Fabege AB	6,135	108,304
Gambro AB Series A	19,800	282,025
Gambro AB Series B	9,200	131,183
Getinge AB	15,600	217,417
Hennes & Mauritz AB Series B	67,750	2,368,387
Holmen AB Series B	6,000	180,045
* Lundin Petroleum AB	14,500	179,126
* Modern Times Group AB Series B	4,150	148,986
NCC AB Series B	3,200	56,128
Nordic Baltic Holdings AB	233,048	2,265,887
Sandvik AB	19,200	850,786
Scania AB Series A	4,000	143,354
Scania AB Series B	8,700	315,553
Securitas AB Series B	26,500	431,180
Skandia Insurance AB	101,000	552,316
Skandinaviska Enskilda Banken Series A	60,900	1,111,092
Skanska AB Series B	36,800	477,327
SKF AB Series A	9,200	114,281
SKF AB Series B	36,300	447,691
SSAB Swedish Steel Series A	4,700	129,661
SSAB Swedish Steel Series B	2,600	67,439
Svenska Cellulosa AB Series B	19,300	687,574
Svenska Handelsbanken Series A	50,700	1,110,441
Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	403,853
Tele2 AB Series A	2,400	26,649
Tele2 AB Series B	33,950	372,991
Telefon AB L.M. Ericsson Series B	1,508,800	5,268,223
Telia AB	555,400	2,773,030
Volvo AB Series A	11,700	484,957
Volvo AB Series B	24,700	1,061,117
TOTAL COMMON STOCKS (Cost $19,447,468)		25,008,866

INVESTMENT IN CURRENCY — (0.0%)
* Swedish Krona		341,862
(Cost $338,457)
TOTAL — SWEDEN (Cost $19,785,925)		25,350,728

HONG KONG — (1.9%)
COMMON STOCKS — (1.9%)
ASM Pacific Technology, Ltd.	12,000	59,108
Bank of East Asia, Ltd.	132,949	389,958
Cathay Pacific Airways, Ltd.	221,000	411,408
Chaoda Modern Agriculture (Holdings), Ltd.	88,000	34,143
Cheung Kong Holdings, Ltd.	151,600	1,655,870
Cheung Kong Infrastructure Holdings, Ltd.	129,000	407,536
China Merchants Holdings (International) Co., Ltd.	105,885	225,375
China Overseas Land & Investment, Ltd.	344,000	85,143
* China State Construction International Holdings, Ltd.	19,111	2,410
China Travel International Investment, Ltd.	218,000	67,807
China Unicom, Ltd.	642,000	530,116
* CITIC 21CN Co., Ltd.	116,000	21,615
Citic Ka Wah Bank, Ltd.	84,000	36,095
Citic Pacific, Ltd.	103,000	288,217
CLP Holdings, Ltd.	177,400	1,036,281
CNOOC, Ltd.	2,166,500	1,562,490
Dah Sing Banking Group, Ltd.	720	1,325
Dah Sing Financial Holdings, Ltd.	12,059	79,437
Esprit Holdings, Ltd.	87,541	648,438
* First Pacific Co., Ltd.	202,000	69,196
Giordano International, Ltd.	98,000	65,768
Global Bio-Chem Technology Group Co., Ltd.	108,000	50,677

17

	GOME Electrical Appliances Holdings, Ltd.	82,000	50,777
	Great Eagle Holdings, Ltd.	26,000	77,324
	Hang Lung Development Co., Ltd.	84,000	158,352
	Hang Lung Properties, Ltd.	113,500	177,817
	Hang Seng Bank, Ltd.	131,100	1,775,474
	Henderson Investment, Ltd.	137,000	191,534
	Henderson Land Development Co., Ltd.	117,000	586,267
	Hong Kong and China Gas Co., Ltd.	353,000	710,268
	Hong Kong and Shanghai Hotels, Ltd.	67,501	78,643
	Hong Kong Electric Holdings, Ltd.	128,207	620,736
	Hong Kong Exchanges & Clearing, Ltd.	48,000	148,175
	Hopewell Holdings, Ltd.	59,000	152,082
	Hutchison Whampoa, Ltd.	256,500	2,547,461
	Hysan Development Co., Ltd.	54,462	136,705
	Johnson Electric Holdings, Ltd.	168,000	155,389
	K. Wah Construction Materials, Ltd.	42,000	32,531
#	Kerry Properties, Ltd.	41,952	114,279
	Kingboard Chemical Holdings, Ltd.	44,000	103,539
	Kowloon Motor Bus Holdings, Ltd.	17,600	110,490
	Legend Group, Ltd.	248,000	103,173
	Li & Fung, Ltd.	160,000	326,211
	Melco International Development, Ltd.	32,000	40,694
	MTR Corp., Ltd.	225,570	459,253
*	New World China Land, Ltd.	165,200	52,813
	New World Development Co., Ltd.	157,085	201,795
	NWS Holdings Ltd.	87,150	141,671
	PCCW, Ltd.	235,265	155,181
	Shanghai Industrial Holdings, Ltd.	39,000	74,210
	Shangri-La Asia, Ltd.	100,913	175,460
	Shun Tak Holdings, Ltd.	80,000	71,987
#	Sino Land Co., Ltd.	184,485	207,093
	Sung Hungkai Properties, Ltd.	135,706	1,380,963
	Swire Pacific, Ltd. Series A	42,500	405,600
	Techtronic Industries Co., Ltd.	86,500	218,508
	Television Broadcasts, Ltd.	25,000	138,729
	Texwinca Holdings, Ltd.	60,000	40,936
	Tingyi (Cayman Islands) Holding Corp.	118,000	42,213
	Union Bank of Hong Kong, Ltd.	24,000	31,911
	Wharf Holdings, Ltd.	136,542	504,445
	Wheelock and Co., Ltd.	70,000	121,232
	Wheelock Properties, Ltd.	70,000	48,940
	Wing Hang Bank, Ltd.	16,500	121,944
	Wing Lung Bank, Ltd.	8,000	67,040
	Yue Yuen Industrial (Holdings), Ltd.	78,500	237,847
TOTAL COMMON STOCKS (Cost $17,985,368)			21,026,105

INVESTMENT IN CURRENCY — (0.0%)
*	Hong Kong Dollars		1,081
(Cost $1,081)
TOTAL — HONG KONG (Cost $17,986,449)			21,027,186

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
*	Cargotec Oyj Series B	5,140	141,599
	Elisa Communications Corp.	11,713	213,237
	Fortum Oyj	113,088	2,207,615
	Kesko Oyj	6,400	182,914
*	Kone Oyj Series B	5,140	337,670
	Metso Oyj	10,444	258,586
*	Neste Oil Oyj	28,272	950,457
	Nokia Oyj	422,721	6,667,424
	Nokian Renkaat Oyj	7,600	161,762
	Orion-Yhtyma Oyj Series A	4,200	88,296
	Orion-Yhtyma Oyj Series B	5,800	122,845
	Outokumpu Oyj Series A	19,700	291,330
	Oy Stockmann AB Series B	1,950	80,175
	Pohjola Group P.L.C. Series D	9,600	137,371
	Rautaruukki Oyj Series K	8,700	175,453
	Sampo Insurance Co., Ltd.	61,500	972,121
	Sanoma-Wsoy Oyj Series A	1,391	36,917

18

# Sanoma-Wsoy Oyj Series B	14,403	359,722
Stockmann Oyj AB	1,020	41,460
Stora Enso Oyj Series R	67,900	939,276
Tietoenator Corp.	6,280	210,940
Upm-Kymmene Oyj	45,800	915,836
Wartsila Corp. Oyj Series B	6,750	199,671
Yit-Yhtymae Oyj	4,850	184,312
TOTAL — FINLAND (Cost $12,163,403)		15,876,989

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
AGFA-Gevaert NV, Mortsel	7,300	191,182
Colruyt SA Halle	1,700	226,433
* Cumerio VVPR	55	2
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	4,997	288,780
Dexia SA	55,596	1,214,644
Electrabel SA	2,998	1,523,985
Euronav SA	1,500	49,144
# Fortis AG	97,350	2,786,137
Groupe Bruxelles Lambert	2,500	239,712
Interbrew SA	29,842	1,167,079
KBC Bancassurance Holding SA	28,460	2,365,144
Mobistar SA	2,500	196,963
Solvay SA	4,853	528,805
UCB SA	7,600	433,394
* Umicore-Strip VVPR	55	7
Union Miniere SA	1,748	167,210
TOTAL — BELGIUM (Cost $7,955,329)		11,378,621

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Carlsberg A.S. Series B	3,475	201,996
Codan A.S.	950	49,593
Coloplast A.S.	2,340	139,794
Dampskibsselsk Torm A.S.	1,700	89,546
Dampskibsselskabet Svendborg A.S.	325	3,514,226
Danisco A.S.	4,350	279,463
Danske Bank A.S.	42,056	1,277,762
DSV, De Sammensluttede Vognmaend A.S.	1,980	204,957
GN Great Nordic A.S.	19,220	252,046
Group 4 Securicor A.S.	28,536	79,919
H. Lundbeck A.S.	17,802	464,498
* Jyske Bank A.S.	5,560	280,623
Koebenhavns Lufthavne	390	94,973
Novo-Nordisk A.S. Series B	14,950	772,273
Novozymes A.S. Series B	4,880	254,116
Sydbank A.S.	4,880	117,962
Tele Danmark A.S.	19,210	1,021,813
* Topdanmark A.S.	1,650	126,431
* Vestas Wind Systems A.S.	14,666	307,116
* William Demant Holding	3,260	156,113
TOTAL COMMON STOCKS (Cost $6,213,422)		9,685,220

INVESTMENT IN CURRENCY — (0.0%)
* Danish Krone		77,036
(Cost $76,368)
TOTAL — DENMARK (Cost $6,289,790)		9,762,256

SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
Asia Pacific Breweries, Ltd.	14,000	73,689
Capitaland, Ltd.	115,500	201,408

19

# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	73,963
	City Developments, Ltd.	32,000	162,559
	Comfortdelgro Corp., Ltd.	132,000	113,567
	Cosco Corp., Ltd.	23,000	32,360
	Cycle & Carriage, Ltd.	9,171	61,442
	DBS Group Holdings, Ltd.	121,000	1,127,717
	Fraser & Neave, Ltd.	15,100	150,519
	Great Eastern Holdings, Ltd.	21,000	186,168
	Hong Leong Finance, Ltd.	15,000	32,731
	Keppel Corp., Ltd.	52,000	360,928
	Keppel Land, Ltd.	22,000	45,148
	MobileOne, Ltd.	41,390	51,121
	Neptune Orient Lines, Ltd.	47,000	90,969
	Overseas Chinese Banking Corp., Ltd.	252,320	941,200
	Overseas Union Enterprise, Ltd.	6,000	33,793
	SembCorp Industries, Ltd.	73,320	123,078
	Sembcorp Marine, Ltd.	55,000	91,879
	Singapore Airlines, Ltd.	85,000	600,090
	Singapore Land, Ltd.	11,000	35,171
*	Singapore Petroleum Co., Ltd.	11,000	35,705
	Singapore Post, Ltd.	102,000	62,125
	Singapore Press Holdings, Ltd.	142,000	382,760
	Singapore Technologies Engineering, Ltd.	174,000	269,519
	Singapore Telecommunications, Ltd.	1,367,000	2,103,160
	Smrt Corporation, Ltd.	59,000	37,945
*	St Assembly test Services, Ltd.	80,000	49,480
	United Overseas Bank, Ltd.	124,000	1,050,103
	United Overseas Land, Ltd.	51,500	71,515
	Venture Manufacturing (Singapore), Ltd.	21,000	191,901
TOTAL — SINGAPORE (Cost $8,480,078)			8,843,713

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
*	Aker Kvaerner OGEP ASA	467	24,993
	Den Norske Bank ASA Series A	57,400	607,035
*	Fred Olsen Energy ASA	1,500	44,551
	Norsk Hydro ASA	16,900	1,817,257
	Norske Skogindustrier ASA Series A	8,600	147,338
	Odfjell ASA Series A	3,400	79,387
	Orkla ASA Series A	16,221	651,910
*	Petroleum Geo-Services ASA (New)	4,600	138,362
	Prosafe ASA	2,300	93,449
	Schibsted ASA	3,700	102,739
	Smedvig ASA Series A	3,800	92,160
	Statoil Den Norske Stats Oljeselskap ASA	98,701	2,422,192
	Storebrand ASA	18,700	186,615
	Tandberg ASA Series A	10,400	127,438
	Telenor ASA	83,141	765,498
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,000	34,276
	Yara International ASA	16,903	282,496
TOTAL — NORWAY (Cost $3,903,319)			7,617,696

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Allied Irish Banks P.L.C.	83,158	1,804,940
	Anglo Irish Bank Corp. P.L.C.	57,608	777,173
	Bank of Ireland P.L.C.	92,665	1,460,262
	CRH P.L.C.	50,877	1,386,089
	Eircom Group P.L.C.	20,550	47,700
*	Elan Corp. P.L.C.	33,579	307,456
*	Grafton Group P.L.C.	15,596	164,687
	Independent News & Media P.L.C.	77,963	235,234
	Irish Permanent P.L.C.	24,811	460,326
	Kerry Group P.L.C.	22,953	565,756
	Kingspan Group P.L.C.	9,779	122,835
*	Ryanair Holdings P.L.C.	32,702	262,295

20

TOTAL — IRELAND (Cost $5,725,632)		7,594,753

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
* Agricultural Bank of Greece S.A.	6,876	38,837
Alpha Credit Bank	26,340	735,045
Bank of Piraeus S.A.	14,710	297,954
* Commercial Bank of Greece	5,616	173,022
Cosmote Mobile Telecommunications S.A.	21,450	422,168
EFG Eurobank Ergasias S.A.	18,520	558,434
Hellenic Bottling Co. S.A.	16,870	516,985
Hellenic Petroleum S.A.	15,660	179,127
* Hellenic Telecommunication Organization Co. S.A.	33,920	706,697
National Bank of Greece	25,018	933,730
Public Power Corp. of Greece	15,920	389,638
Titan Cement Co.	5,140	179,476
TOTAL — GREECE (Cost $3,573,899)		5,131,113

EMU — (0.3%)
INVESTMENT IN CURRENCY — (0.3%)
* Euro Currency		3,787,158
(Cost $3,753,449)

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Bank Austria Creditanstalt AG	3,568	404,661
* Betandwin.com Interactive Entertainment AG	1,136	87,766
Erste Bank der Oesterreichischen Sparkassen AG	12,663	703,293
EVN AG	1,049	81,822
* Immofinanz Immobilien Anlagen AG	8,273	80,118
Oesterreichische Elektrizitaetswirtschafts AG	810	275,298
OMV AG	17,280	942,644
Telekom Austria AG	25,712	542,061
Uniqa Versicherungen AG	1,710	35,224
Voestalpine AG	1,802	147,743
Wienerberger AG	4,749	195,786
TOTAL — AUSTRIA (Cost $1,682,061)		3,496,416

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Banco Comercial Portugues SA	210,677	567,674
Banco Espirito Santo SA	19,360	314,110
BPI SGPS SA	44,098	189,954
Brisa Auto Estradas de Portugal SA	27,775	236,560
Cimpor Cimentos de Portugal SA	34,848	197,830
Electricidade de Portugal SA	199,346	561,255
Portugal Telecom SA	75,151	712,943
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,820	125,231
Sonae SGPS SA	108,923	171,076
TOTAL — PORTUGAL (Cost $2,914,418)		3,076,633

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	28,746	24,728
Auckland International Airport, Ltd.	95,556	138,862
Carter Holt Harvey, Ltd.	124,305	220,853

21

Contact Energy, Ltd.	47,343	245,213
Fisher & Paykel Healthcare Corp.	31,395	77,154
Fletcher Building, Ltd.	40,961	209,543
Sky City Entertainment Group, Ltd.	29,418	99,431
* Sky Network Television, Ltd.	35,044	145,264
# Telecom Corporation of New Zealand, Ltd.	172,805	735,487
Trustpower, Ltd.	21,162	90,834
Warehouse Group, Ltd.	14,200	37,458
TOTAL COMMON STOCKS (Cost $1,282,277)		2,024,827

INVESTMENT IN CURRENCY — (0.0%)
* New Zealand Dollar		4,323
(Cost $4,340)
TOTAL — NEW ZEALAND (Cost $1,286,617)		2,029,150

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (4.9%)
Repurchase Agreement, Deutsche Bank Securities 3.54%, 09/01/05 (Collateralized by $44,180,054 U.S. TIPS 2.00%, 07/15/14, valued at $47,048,293) to be repurchased at $46,130,288 (Cost $46,125,752)	$46,126	46,125,752

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $9,002,000 FNMA Note 2.95%, 11/14/07, valued at $9,058,263) to be repurchased at $8,924,838 (Cost $8,924,000)	8,924	8,924,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $55,049,752)		55,049,752

TOTAL INVESTMENTS - (100.0%) (Cost $936,508,455) ††		$1,124,425,682

†	Securities have been fair valued. See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $937,299,307.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

INTERNATIONAL SMALL COMPANY PORTFOLIO

August 31, 2005

(Unaudited)

Value †
Investment Companies (99.9%):
Investment in The Continental Small Company Series of The DFA Investment Trust Company (34.4%) (Cost $577,470,690)	$885,611,733
Investment in The Japanese Small Company Series of The DFA Investment Trust Company (32.0%) (Cost $646,610,455)	823,074,261
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company (20.6%) (Cost $412,118,588)	530,667,399
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company (12.9%) (Cost $276,850,288)	331,733,114
Total Investment Companies (Cost $1,913,050,021)	2,571,086,507

	Face
	Amount
	(000)
Temporary Cash Investments (0.1%)
Repurchase Agreement, PNC Capital Markets Inc. 3.38%, 09/01/05 (Collateralized by $1,163,000 FNMA Note 2.95%, 11/14/07, valued at $1,170,269) to be repurchased at $1,152,108 (Cost $1,152,000)	$1,152	1,152,000

Total Investments (100%) (Cost $1,914,202,021) ††		$2,572,238,507

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $1,914,749,052.

JAPANESE SMALL COMPANY PORTFOLIO

August 31, 2005

 (Unaudited)

Value †
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$132,120,977

Total Investments (100%) (Cost $229,131,399) ††	$132,120,977

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $231,906,605.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

PACIFIC RIM SMALL COMPANY PORTFOLIO

August 31, 2005

(Unaudited)

Value †
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company	$34,598,443

Total Investments (100%) (Cost $58,706,726) ††	$34,598,443

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $58,754,026.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

August 31, 2005

 (Unaudited)

Value †
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$19,051,416

Total Investments (100%) (Cost $11,479,067) ††	$19,051,416

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $11,485,891.

CONTINENTAL SMALL COMPANY PORTFOLIO

August 31, 2005

 (Unaudited)

Value †
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$49,013,319

Total Investments (100%) (Cost $29,749,878) ††	$49,013,319

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $29,750,056.

2

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †

JAPAN — (26.1%)
COMMON STOCKS — (26.0%)
* #	A&A Material Corp.	168,000	$427,357
	Achilles Corp.	422,000	805,633
	Agro-Kanesho Co., Ltd.	18,000	145,318
	Aichi Bank, Ltd.	51,400	5,342,795
	Aichi Machine Industry Co., Ltd.	928,000	4,021,202
	Aida Engineering, Ltd.	209,000	1,190,622
	Aigan Co., Ltd.	162,500	1,524,976
	Airport Facilities Co., Ltd.	230,000	1,244,247
*	Akai Electric Co., Ltd.	490,000	4,427
	Akita Bank, Ltd.	1,500,000	7,114,207
	Aloka Co., Ltd.	261,000	2,022,301
#	Alpha Systems, Inc.	16,000	447,970
#	Altech Co., Ltd.	45,800	330,257
	Ando Corp.	632,000	1,746,984
	Anest Iwata Corp.	63,000	224,674
	AOI Advertising Promotion, Inc.	11,500	89,726
	AOI Electronics Co., Ltd.	23,500	344,858
#	Aoki International Co., Ltd.	317,600	4,628,353
*	Apic Yamada Corp.	118,000	307,194
	Arakawa Chemical Industries, Ltd.	133,900	1,986,822
	Araya Industrial Co., Ltd.	524,000	1,313,645
	Argo 21 Corp.	57,200	533,472
	Aronkasei Co., Ltd.	143,000	713,198
	Asahi Kogyosha Co., Ltd.	270,000	1,103,425
	Asahi Organic Chemicals Industry Co., Ltd.	979,000	3,638,674
*	Asahi Tec Corp.	182,000	409,248
	Asanuma Corp.	604,000	1,310,578
	Ashimori Industry Co., Ltd.	432,000	1,162,541
#	Asia Air Survey Co., Ltd.	79,000	334,806
#	Asia Securities Printing Co., Ltd.	43,000	580,709
	Asics Trading Co., Ltd.	3,000	39,213
	Asti Corp.	29,000	318,472
	Atsugi Co., Ltd.	2,106,000	3,088,764
#	Autobacs Seven Co., Ltd.	80,400	3,109,706
*	Azel Corp., Tokyo	681,000	1,435,199
	Bank of Iwate, Ltd.	50,000	3,114,337
	Bank of Okinawa, Ltd.	135,100	4,528,624
	Bank of Saga, Ltd.	418,000	1,589,752
#	Best Denki Co., Ltd.	1,216,000	4,808,739
	Biken Techno Corp.	50,400	387,965
	Bull Dog Sauce Co., Ltd.	12,000	143,448
	Bunka Shutter Co., Ltd.	129,000	802,187
#	Cabin Co., Ltd.	360,000	1,573,293
*	Catena Corp.	247,000	619,686
	Central Finance Co., Ltd.	746,000	3,418,364
	CFS Corp.	14,000	88,838
	Chiyoda Co., Ltd.	83,000	1,721,377
	Chodai Co., Ltd.	58,000	301,122
	Chofu Seisakusho Co., Ltd.	95,200	2,059,160
	Chudenko Corp.	179,460	2,925,407
	Chuetsu Pulp and Paper Co., Ltd.	1,204,000	3,134,333
*	Chugai Mining Co., Ltd.	1,821,400	1,423,790
	Chuo Gyorui Co., Ltd.	317,000	820,537
	Chuo Spring Co., Ltd., Nagoya	559,000	2,350,804
	Chuo Woollen Mills, Ltd.	30,000	73,050
	Cleanup Corp.	246,900	2,441,940
	Coca-Cola Central Japan Co., Ltd.	737	6,017,037
	Comsys Holdings Corp.	2,000	21,266
	Corona Corp.	263,300	4,285,796
#	Credia Co., Ltd.	25,700	1,003,409
	Cresco, Ltd.	54,000	689,588
	CTI Engineering Co., Ltd.	107,800	910,361
	Daibiru Corp.	13,000	96,096
	Dai-Dan Co., Ltd.	393,000	2,798,212

1

#	Daido Kogyo Co., Ltd.	71,000	203,902
#	Daidoh, Ltd.	91,000	1,175,196
* #	Daiei, Inc.	11,395	214,048
	Daihen Corp.	264,000	899,429
	Daiho Corp.	638,000	1,597,683
	Dai-Ichi Jitsugyo Co., Ltd.	70,000	282,434
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	169,000	581,536
	Daiki Co., Ltd.	1,400	13,367
	Daiko Clearing Services Corp.	106,300	879,370
*	Daiko Denshi Tsushin, Ltd.	89,000	232,203
	Daimaruenawin Co., Ltd	10,600	61,205
	Daimei Telecom Engineering Corp.	123,000	1,318,863
	Dainichi Co., Ltd.	137,100	1,220,165
	Daisyo Corp.	12,100	148,805
* #	Daito Woolen Spinning & Weaving Co., Ltd., Tokyo	267,000	404,403
	Daiwa Kosho Lease Co., Ltd.	428,000	2,455,474
	Daiwabo Co., Ltd.	1,310,000	2,269,901
#	Daiwabo Information System Co., Ltd.	94,000	1,646,016
#	Danto Corp.	236,000	870,397
	DC Co., Ltd.	256,000	953,899
#	Denki Kogyo Co., Ltd.	135,000	938,706
	Denyo Co., Ltd.	209,000	2,181,499
	Descente, Ltd.	331,000	1,379,675
* #	Dia Kensetsu Co., Ltd.	117,000	184,564
#	Dijet Industrial Co., Ltd.	53,000	160,522
	DMW Corp.	12,200	486,744
	DyDo Drinco, Inc.	66,200	2,442,127
	Edosawa Co., Ltd.	48,000	182,242
	Ehime Bank, Ltd.	152,000	652,520
#	Eighteenth Bank, Ltd.	2,037,000	9,620,112
	Eikoh, Inc.	27,000	266,120
	Fine Sinter Co., Ltd.	84,000	342,677
* #	First Baking Co., Ltd.	683,000	1,513,308
	Foster Electric Co., Ltd.	60,000	515,256
*	Fuji Electric Construction Co., Ltd.	40,000	82,048
	Fuji Kiko Co., Ltd.	1,000	4,034
	Fujicco Co., Ltd.	73,000	1,085,159
	Fujikura Rubber, Ltd.	30,000	183,693
#	Fujitsu Access, Ltd.	186,100	1,249,867
	Fujitsu Business Systems, Ltd.	262,300	3,989,776
	Fujitsu Fronttec, Ltd.	125,200	1,319,614
	Fukuda Corp.	421,000	2,513,699
	Fuso Dentsu Co., Ltd.	56,000	235,801
	Fuso Lexel, Inc.	150,100	1,203,860
	Fuso Pharmaceutical Industries, Ltd.	1,011,000	3,467,147
#	Futaba Industrial Co., Ltd.	101,000	1,981,145
#	Gakken Co., Ltd.	1,210,000	2,596,860
*	Generas Corp.	121,000	0
*	GKN D1 Tochigi Holdings Shares	302	908,537
	Global-Dining, Inc.	46,100	304,589
#	Godo Steel, Ltd.	434,000	1,803,621
* #	Goldwin, Inc.	425,000	1,135,505
	Gourmet Kineya Co., Ltd.	169,000	1,414,547
*	Graphtec Corp.	72,000	152,315
*	Gro-BeLS Co., Ltd.	752,000	1,541,126
*	GSI Creos Corp.	32,000	69,698
#	Gun-Ei Chemical Industry Co., Ltd.	353,000	1,407,966
	Gunze, Ltd.	80,000	392,660
	Haltec Corp.	179,000	382,091
	Harima Chemicals, Inc.	202,000	1,255,535
	Haruyama Trading Co., Ltd.	114,300	2,021,284
	Heiwado Co., Ltd.	92,000	1,408,009
	Hibiya Engineering, Ltd.	421,000	4,080,308
	Higashi-Nippon Bank, Ltd.	867,000	3,602,115
	Himaraya Co., Ltd.	80,500	438,622
#	Hisaka Works, Ltd.	88,000	986,958
	Hitachi Cable, Ltd.	275,000	1,163,706
	Hitachi Kiden Kogyo, Ltd.	151,000	670,967
	Hitachi Koki Co., Ltd.	59,000	674,067
	Hitachi Kokusai Electric, Inc.	216,000	1,994,226
	Hitachi Medical Corp.	463,000	5,782,241
	Hitachi Metals Techno, Ltd.	53,500	185,675
	Hitachi Plant Engineering & Construction Co., Ltd.	807,000	4,090,637
	Hitachi Transport System, Ltd.	355,000	3,171,203
#	Hochiki Corp.	38,000	159,401

2

	Hokkai Can Co., Ltd., Tokyo	595,000	1,938,557
	Hokkaido Coca-Cola Bottling Co., Ltd.	382,000	2,541,492
	Hokko Chemical Industry Co., Ltd.	285,000	1,134,167
#	Hokuetsu Bank, Ltd.	2,568,000	5,974,318
	Hokuetsu Paper Mills, Ltd.	91,000	502,607
	Hokuriku Electrical Construction Co., Ltd.	186,000	678,163
#	Homac Corp.	364,300	3,779,307
	Horipro, Inc.	107,500	1,098,824
* #	Howa Machinery, Ltd.	139,000	208,262
#	Ichikawa Co., Ltd.	211,000	903,923
#	Ichikoh Industries, Ltd.	239,000	632,227
	Ichiyoshi Securities Co., Ltd.	82,000	831,406
#	Ihara Chemical Industry Co., Ltd.	431,000	1,387,180
	i-Logistics Corp.	139,000	501,741
	Imasen Electric Industrial Co., Ltd.	97,700	738,256
* #	Impress Corp.	633	414,019
	Inaba Denki Sangyo Co., Ltd.	55,000	1,767,332
	Inabata and Co., Ltd., Osaka	155,000	1,358,513
#	Ines Corp.	555,700	4,641,760
	ISE Chemicals Corp.	116,000	585,592
	Ishikawajima Construction Materials Co., Ltd.	144,000	416,063
#	Ishikawajima Transport Machinery Co., Ltd.	209,000	598,612
	Ishizuka Glass Co., Ltd.	280,000	895,429
	Itochu Enex Co., Ltd.	600,600	4,718,316
	Itoham Foods, Inc.	1,538,000	6,350,625
	Itoki Crebio Corp.	325,000	1,993,956
	Iwaki & Co., Ltd.	256,000	875,025
#	Iwasaki Electric Co., Ltd.	88,000	304,347
	Iwatsu Electric Co., Ltd.	50,000	108,925
	Izumiya Co., Ltd.	1,004,000	7,207,174
* #	Jac Holdings Co., Ltd.	128,800	192,445
	Jaccs Co., Ltd.	139,000	1,182,865
	Jamco Corp.	17,000	98,577
	Japan Airport Terminal Co., Ltd.	174,000	1,726,668
	Japan Digital Laboratory Co., Ltd.	295,100	3,288,701
	Japan Foundation Engineering Co., Ltd.	289,000	1,660,873
	Japan Information Processing Service Co., Ltd.	29,500	183,502
	Japan Oil Transportation Co., Ltd.	253,000	825,384
#	Japan Pulp and Paper Co., Ltd.	1,453,000	4,854,545
* #	Japan Radio Co., Ltd.	1,830,000	7,259,698
	Japan Steel Tower Co., Ltd.	156,000	870,931
	Japan Steel Works, Ltd.	269,000	919,461
* #	Japan Storage Battery Co., Ltd.	181,000	358,104
#	Japan Transcity Corp.	354,000	1,562,038
#	Japan Vilene Co., Ltd.	120,000	739,342
	Japan Wool Textile Co., Ltd.	338,000	2,494,083
	Jeans Mate Corp.	5,590	65,302
	JMS Co., Ltd.	396,000	1,441,575
#	Joban Kosan Co., Ltd.	105,000	199,340
#	J-Oil Mills, Inc.	367,000	1,645,451
#	Joshin Denki Co., Ltd.	512,000	2,603,450
	JSAT Corp.	1,430	3,290,744
	JSP Corp.	25,300	258,886
	Juel Verite Ohkubo Co., Ltd	50,000	160,227
	Juntendo Co., Ltd.	57,000	134,038
	K.R.S. Corp.	62,500	895,014
	Kagawa Bank, Ltd.	1,022,000	6,148,784
	Kagoshima Bank, Ltd.	559,000	4,184,662
#	Kahma Co., Ltd.	252,500	4,595,260
	Kameda Seika Co., Ltd.	38,000	348,880
	Kamei Corp.	348,000	4,158,555
	Kanaden Corp.	271,000	1,688,855
	Kanamoto Co., Ltd.	225,000	1,385,398
	Kandenko Co., Ltd.	519,000	3,415,090
	Kanematsu Electronics, Ltd.	23,200	162,012
	Kanto Natural Gas Development Co., Ltd.	427,000	3,072,284
* #	Kanto Tsukuba Bank, Ltd.	110,200	848,967
	Kasai Kogyo Co., Ltd.	118,000	470,941
	Kasei (C.I.) Co., Ltd.	250,000	1,075,628
	Katakura Chikkarin Co., Ltd.	148,000	594,350
	Kato Sangyo Co., Ltd.	55,000	895,659
#	Kato Works Co., Ltd.	558,000	1,770,874
*	Katsumura Construction Co., Ltd.	256,000	279,623
	Kawada Industries, Inc.	410,000	1,067,613
*	Kawasaki Kasei Chemicals, Ltd.	343,000	787,545

3

* #	Kawashima Textile Manufacturers, Ltd.	215,000	546,929
	Kawasho Gecoss Corp.	225,300	1,330,223
#	Kawasumi Laboratories, Inc.	153,000	1,076,630
	Keihanshin Real Estate Co., Ltd.	182,000	1,137,441
	Keiiyu Co., Ltd.	66,400	854,789
	Keiyo Co., Ltd.	360,200	1,516,675
	Kinki Coca-Cola Bottling Co., Ltd.	368,000	3,758,656
	Kioritz Corp.	545,000	1,471,555
#	Kishu Paper Co., Ltd.	683,000	2,390,128
#	Kitagawa Iron Works Co., Ltd.	123,000	263,955
	Kita-Nippon Bank, Ltd.	79,100	4,018,975
	Kitano Construction Corp.	744,000	2,187,684
	Kitazawa Sangyo Co., Ltd.	187,500	580,533
	Koa Corp.	568,300	4,758,316
	Kodensha Co., Ltd.	134,000	465,411
	Koekisha Co., Ltd.	46,300	1,011,182
#	Kohnan Shoji Co., Ltd.	84,200	1,216,361
	Koike Sanso Kogyo Co., Ltd.	221,000	715,497
	Koito Industries, Ltd.	291,000	1,249,797
#	Kojima Co., Ltd.	288,600	3,399,498
*	Kokusai Kogyo Co., Ltd.	300,000	1,089,989
	Komai Tekko, Inc.	303,000	886,927
	Komatsu Seiren Co., Ltd.	277,000	1,411,179
	Komatsu Wall Industry Co., Ltd.	21,200	365,404
	Komori Corp.	153,000	2,554,372
#	Konaka Co., Ltd.	215,590	3,121,614
	Kondotec, Inc.	35,000	293,149
	Konishi Co., Ltd.	149,500	1,538,930
	Kosaido Co., Ltd.	165,600	1,392,857
#	Kosei Securities Co., Ltd.	138,000	295,992
#	Kumiai Chemical Industry Co., Ltd., Tokyo	672,000	1,618,513
	Kurabo Industries, Ltd.	2,859,000	7,716,194
	Kurimoto, Ltd.	1,511,000	4,250,086
	Kuroganeya Co., Ltd.	83,000	345,469
#	Kurosaki Harima Corp.	245,000	949,319
	Kyodo Printing Co., Ltd.	1,162,000	5,066,649
#	Kyoei Sangyo Co., Ltd.	80,000	258,784
#	Kyokuto Boeki Kaisha, Ltd.	265,000	1,044,106
	Kyokuto Kaihatsu Kogyo Co., Ltd.	318,500	4,180,664
	Kyosan Electric Manufacturing Co., Ltd.	597,000	2,055,875
	Kyowa Leather Cloth Co., Ltd.	194,000	1,443,769
	Kyudenko Corp.	682,000	4,388,584
*	Kyushu-Shinwa Holdings, Inc.	2,468,000	4,330,689
#	Laox Co., Ltd.	641,000	2,094,475
*	Lonseal Corp.	306,000	668,544
* #	Look, Inc.	334,000	988,581
	Maeda Corp.	995,000	5,845,590
	Maeda Road Construction Co., Ltd.	1,069,000	7,838,964
	Maezawa Industries, Inc.	145,600	1,219,462
	Maezawa Kaisei Industries Co., Ltd.	39,800	742,818
#	Maezawa Kyuso Industries Co., Ltd.	62,900	1,000,228
#	Makino Milling Machine Co., Ltd.	76,000	559,538
	Marubeni Construction Material Lease Co., Ltd.	30,000	95,637
	Marubeni Infotec Corp.	14,000	48,513
	Marubun Corp.	234,700	2,441,440
	Marudai Food Co., Ltd.	1,869,000	4,866,835
	Maruei Department Store Co., Ltd.	435,000	1,212,463
#	Maruetsu, Inc.	698,000	3,234,029
	Marusan Securities Co., Ltd.	146,000	1,020,533
	Maruwa Co., Ltd.	33,100	694,301
	Maruwn Corp.	216,000	732,058
	Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment	20,000	141,170
	Maruzen Showa Unyu Co., Ltd.	860,000	3,070,823
	Maspro Denkoh Corp.	181,300	1,749,015
	Matsui Construction Co., Ltd.	227,700	1,029,517
* #	Matsuo Bridge Co., Ltd.	371,000	721,987
*	Meiji Machine Co., Ltd.	126,000	178,137
	Meito Sangyo Co., Ltd.	57,200	940,469
	Meiwa Estate Co., Ltd.	293,400	3,634,261
	Meiwa Industry Co., Ltd.	137,000	586,921
	Mercian Corp.	2,285,000	5,935,570
	Mesco, Inc.	92,000	331,238
	Michinoku Bank, Ltd.	846,000	4,116,193
	Mikuni Coca-Cola Bottling Co., Ltd.	439,300	4,123,450

4

	Mirai Group Co., Ltd.	109,000	260,841
*	Misawa Homes Holdings, Inc.	12,000	436,843
	Mito Securities Co., Ltd.	219,000	981,994
	Mitsuba Corp.	397,000	4,024,624
* #	Mitsubishi Cable Industries, Ltd.	1,376,000	1,714,495
* #	Mitsubishi Paper Mills, Ltd.	3,987,000	5,690,512
	Mitsubishi Pencil Co., Ltd.	111,000	1,059,235
#	Mitsubishi Shindoh Co., Ltd.	53,000	137,416
	Mitsubishi Tokyo Financial Group, Inc.	1	5,882
	Mitsuboshi Belting, Ltd.	111,000	680,651
	Mitsui Home Co., Ltd.	104,000	548,505
#	Mitsui Sugar Co., Ltd.	1,184,000	4,540,848
	Mitsui-Soko Co., Ltd.	294,000	1,108,649
#	Mitsumi Electric Co., Ltd.	213,200	2,201,093
	Mitsuuroko Co., Ltd.	404,000	3,011,251
#	Miyaji Engineering Group	249,175	548,214
	Miyazaki Bank, Ltd.	1,558,260	7,499,152
	Miyuki Keori Co., Ltd.	286,000	1,137,735
#	Mizuno Corp.	977,000	4,891,765
	Mori Seiki Co., Ltd.	7,800	97,860
	Morita Corp.	130,000	722,877
	Morozoff, Ltd., Osaka	447,000	1,151,876
	Mory Industries, Inc.	162,000	570,679
	MOS Food Services, Inc.	80,000	1,304,168
#	MR Max Corp.	284,100	1,164,738
*	Mutoh Industries, Ltd.	392,000	891,508
	Mutow Co., Ltd.	202,800	1,006,118
	Myojo Foods Co., Ltd.	67,000	425,595
	Nagano Bank, Ltd.	1,016,000	3,466,952
	Nagase & Co., Ltd.	284,000	3,076,003
* #	Naigai Co., Ltd.	696,000	969,361
	Nakabayashi Co., Ltd.	228,000	655,086
	Nakamuraya Co., Ltd.	4,000	14,920
*	Nakano Corp.	78,500	194,285
	Nakayama Steel Works, Ltd.	351,000	1,775,604
	Nakayo Telecommunications, Inc.	46,000	239,694
	Nanto Bank, Ltd.	225,000	1,269,877
	NEC System Integration & Construction, Ltd.	402,800	3,916,342
#	Neturen Co., Ltd., Tokyo	320,000	2,433,026
*	Nice Corp.	776,000	2,588,032
#	Nichia Steel Works, Ltd.	391,200	1,938,091
	Nichiban Co., Ltd.	243,000	897,052
#	Nichimo Co., Ltd.	386,000	1,082,139
	Nichireki Co., Ltd.	249,000	890,037
#	Nihon Dempa Kogyo Co., Ltd.	35,500	865,815
	Nihon Kagaku Sangyo Co., Ltd.	141,000	884,248
	Nihon Matai Co., Ltd.	350,000	901,899
#	Nihon Nohyaku Co., Ltd.	665,000	1,776,868
	Nihon Shokuh Kako Co., Ltd.	268,000	934,422
	Nihon Tokushu Toryo Co., Ltd.	60,000	410,172
	Nikken Chemicals Co., Ltd.	23,000	67,546
#	Nikko Co., Ltd., Akashi	329,000	1,142,774
	Nikko Travel Co., Ltd.	12,600	64,658
#	Nippei Toyama Corp.	236,000	971,504
	Nippo Corp.	857,000	6,434,623
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,954,000	4,592,454
	Nippon Carbon Co., Ltd.	54,000	109,006
	Nippon Chemical Industrial Co., Ltd.	317,000	933,857
	Nippon Chemi-Con Corp.	131,000	730,432
#	Nippon Chutetsukan KK	178,000	402,436
#	Nippon Concrete Industries Co., Ltd.	355,000	1,104,562
* #	Nippon Conveyor Co., Ltd.	129,000	183,245
	Nippon Densetsu Kogyo Co., Ltd.	666,000	4,579,310
	Nippon Denwa Shisetu Co., Ltd.	452,000	1,763,110
	Nippon Felt Co., Ltd.	63,000	319,637
	Nippon Fine Chemical Co., Ltd.	237,000	1,422,452
	Nippon Flour Mills Co., Ltd.	346,000	1,463,824
	Nippon Formula Feed Manufacturing Co., Ltd.	35,000	61,880
#	Nippon Hume Corp.	234,000	828,032
	Nippon Kinzoku Co., Ltd.	57,000	134,887
#	Nippon Koei Co., Ltd., Tokyo	1,039,000	3,342,724
	Nippon Konpo Unyu Soko Co., Ltd.	282,000	3,218,207
* #	Nippon Koshuha Steel Co., Ltd.	204,000	418,148
	Nippon Pigment Co., Ltd.	35,000	148,348
	Nippon Piston Ring Co., Ltd.	151,000	399,573

5

	Nippon Road Co., Ltd.	836,000	2,069,163
	Nippon Seisen Co., Ltd.	60,000	253,030
	Nippon Sharyo, Ltd.	1,927,000	4,737,525
	Nippon Shinpan Co., Ltd.	591,000	3,944,099
	Nippon Shinyaku Co., Ltd.	512,000	3,983,238
	Nippon Signal Co., Ltd.	69,000	454,580
#	Nippon Soda Co., Ltd.	2,010,000	5,985,042
	Nippon Synthetic Chemical Industry Co., Ltd.	920,000	2,690,827
	Nippon Systemware Co., Ltd.	125,500	933,674
	Nippon Tungsten Co., Ltd.	193,000	544,996
#	Nishimatsu Construction Co., Ltd.	387,000	1,486,168
	Nishishiba Electric Co., Ltd.	96,000	216,491
	Nissei Plastic Industrial Co., Ltd.	179,000	1,445,444
#	Nisshin Fire & Marine Insurance Co., Ltd.	551,000	2,044,366
#	Nisshin Fudosan Co., Ltd.	118,600	1,474,964
	Nisshinbo Industries, Inc.	227,000	1,826,648
	Nissho Electronics Corp.	120,400	854,004
	Nissin Corp.	213,000	645,272
	Nissin Electric Co., Ltd.	398,000	1,664,336
	Nissin Sugar Manufacturing Co., Ltd.	506,000	1,226,722
	Nissui Pharmaceutical Co., Ltd.	171,000	1,148,773
	Nittan Co., Ltd.	107,000	381,596
	Nittan Valve Co., Ltd.	70,000	577,565
	Nittetsu Mining Co., Ltd.	937,000	5,050,099
#	Nitto Boseki Co., Ltd.	2,060,000	5,043,769
	Nitto Electric Works, Ltd.	54,200	691,515
	Nitto FC Co., Ltd.	229,000	1,460,704
	Nitto Flour Milling Co., Ltd.	315,000	977,874
	Nitto Seiko Co., Ltd.	54,000	175,677
*	Nittoc Construction Co., Ltd.	106,000	243,382
	Noda Corp.	135,500	901,154
	Nohmi Bosai, Ltd.	368,000	2,091,763
#	Nomura Co., Ltd.	140,000	633,283
#	Noritsu Koki Co., Ltd.	199,300	3,751,752
#	Noritz Corp.	73,000	1,212,373
	Obayashi Road Corp.	368,000	898,328
	Odakyu Construction Co., Ltd.	80,000	235,602
	Oie Sangyo Co., Ltd.	12,700	104,540
	Oita Bank, Ltd.	898,000	6,420,294
#	Okabe Co., Ltd.	201,000	1,763,086
*	OKK Corp.	149,000	365,755
	Okuma and Howa Machinery, Ltd.	164,000	746,226
	Okumura Corp.	479,000	2,980,732
#	Okura Industrial Co., Ltd.	164,000	936,412
	Olympic Corp.	157,800	1,675,944
#	O-M, Ltd.	36,000	94,891
*	Omikenshi Co., Ltd.	519,000	726,909
	Oriental Construction Co., Ltd.	208,200	995,864
	Original Engineering Consultants Co., Ltd.	55,500	244,115
	Osaka Securities Finance Co., Ltd.	85,000	360,285
	Osaka Steel Co., Ltd.	486,500	6,759,632
	Oyo Corp.	258,100	2,841,440
	P.S. Mitsubishi Construction Co., Ltd.	230,800	916,308
#	Pacific Industrial Co., Ltd.	392,000	2,002,832
#	PanaHome Corp.	895,000	4,922,887
	Parco Co., Ltd.	121,000	958,218
	Piolax, Inc.	121,400	2,415,510
	Pocket Card Co., Ltd.	11,600	254,987
#	Pokka Corp.	314,000	1,959,331
	Posful Corp.	185,300	954,625
	Raito Kogyo Co., Ltd.	560,700	2,388,532
*	Renown D’urban Holdings, Inc.	455,760	4,894,486
	Rheon Automatic Machinery Co., Ltd.	197,000	681,456
	Rhythm Watch Co., Ltd.	208,000	419,794
	Ricoh Elemex Corp.	187,000	1,546,873
	Rikei Corp.	105,500	334,201
	Riken Electric Wire Co., Ltd.	25,000	58,940
	Riken Technos Corp.	482,000	1,914,454
	Riken Vitamin Co., Ltd.	51,000	1,335,076
	Roland Corp.	59,200	1,136,843
	Royal Co., Ltd.	68,000	782,918
	Ryoden Trading Co., Ltd.	489,000	3,445,916
	Ryosan Co., Ltd.	356,300	8,977,672
#	Ryoyo Electro Corp.	455,600	6,643,544
	S Foods, Inc.	56,500	488,878

6

	Sagami Co., Ltd.	290,000	1,104,398
	Sakai Chemical Industry Co., Ltd.	885,000	4,035,179
#	Sakai Heavy Industries, Ltd.	344,000	1,178,054
#	Sakata Seed Corp.	585,100	8,137,374
*	Sakurada Co., Ltd.	36,000	60,171
#	Sala Corp.	154,500	806,775
	San In Godo Bank, Ltd.	347,000	3,332,290
	San-Ai Oil Co., Ltd.	814,000	3,916,693
#	Sanden Corp.	889,000	4,189,397
#	Sanix, Inc.	151,500	1,084,957
#	Sankei Building Co., Ltd.	486,000	2,995,193
	Sanki Engineering Co., Ltd.	845,000	6,680,559
	Sanko Co., Ltd.	62,000	473,047
	Sanko Metal Industrial Co., Ltd., Tokyo	85,000	184,239
	Sankyo Seiko Co., Ltd.	394,000	2,255,112
	Sanoh Industrial Co., Ltd.	110,000	803,401
	Sanritsu Corp.	43,300	471,798
	Sanshin Electronics Co., Ltd.	415,000	3,813,365
#	Sanyo Denki Co., Ltd.	189,000	898,593
	Sanyo Engineering & Construction, Inc.	185,000	1,221,251
	Sanyo Industries, Ltd., Tokyo	184,000	535,379
#	Sanyo Special Steel Co., Ltd.	1,454,000	7,115,983
*	Sata Construction Co., Ltd., Gumma	106,000	129,467
	Sato Shoji Corp.	83,000	879,302
	Satori Electric Co., Ltd.	31,560	434,293
	Seibu Electric Industry Co., Ltd.	182,000	1,031,141
	Seika Corp.	75,000	172,016
*	Seikitokyu Kogyo Co., Ltd.	500,000	634,404
	Sekisui Jushi Co., Ltd.	496,000	3,713,195
	Sekisui Plastics Co., Ltd.	824,000	2,873,350
	Sekonic Corp.	100,000	281,834
	Senko Co., Ltd.	180,000	663,817
	Senshukai Co., Ltd.	149,000	1,507,105
	Shaddy Co., Ltd.	143,500	1,447,375
	Shibusawa Warehouse Co., Ltd.	673,000	1,990,351
	Shibuya Kogyo Co., Ltd.	60,100	513,864
	Shiga Bank, Ltd.	246,000	1,548,085
*	Shikibo, Ltd.	1,127,000	1,771,255
	Shikoku Coca-Cola Bottling Co., Ltd.	255,100	3,683,924
	Shimizu Bank, Ltd.	103,100	5,245,066
	Shin Nippon Air Technologies Co., Ltd.	198,320	1,346,099
	Shinagawa Refractories Co., Ltd.	337,000	1,218,477
#	Shindengen Electric Manufacturing Co., Ltd.	701,000	2,976,153
	Shinkawa, Ltd.	16,000	314,077
	Shinki Co., Ltd.	152,700	1,541,871
#	Shinko Shoji Co., Ltd.	201,000	1,978,156
	Shinmaywa Industries, Ltd.	1,436,000	8,921,098
*	Shiraishi Corp.	142,000	334,916
	Shizuki Electric Co., Inc.	62,000	196,846
#	Sho-Bond Corp.	242,700	2,139,859
	Shobunsha Publications, Inc.	151,800	2,878,665
	Shoei Foods Corp.	145,000	1,082,521
	Showa Aircraft Industry Co., Ltd.	147,000	1,573,470
#	Showa Electric Wire & Cable Co., Ltd., Kawasaki	2,293,000	3,031,767
	Showa Highpolymer Co., Ltd.	403,000	1,289,721
	Showa Sangyo Co., Ltd.	146,000	415,032
	Showa Tansan Co., Ltd.	172,000	645,152
	Silver Ox, Inc.	170,000	437,538
#	Simree Co., Ltd.	96,200	761,691
	Sinanen Co., Ltd.	753,000	4,315,814
	Sintokogio, Ltd., Nagoya	349,000	2,995,463
	Snow Brand Seed Co., Ltd.	127,000	601,952
	SNT Corp.	274,700	1,549,549
	Soda Nikka Co., Ltd.	193,000	766,584
* #	Sofmap Co., Ltd.	93,800	403,302
	Software Research Associates, Inc.	15,500	257,427
	Sokkisha Co., Ltd.	90,000	273,466
	Somar Corp.	160,000	656,723
	Sonton Food Industry Co., Ltd.	86,000	888,088
	Sotoh Co., Ltd.	26,000	471,294
	Space Co., Ltd.	31,440	378,040
	Starzen Corp.	122,000	356,429
	Subaru Enterprise Co., Ltd.	202,000	714,496
	Sugimoto & Co., Ltd.	59,900	835,758
	Suminoe Textile Co., Ltd.	609,000	1,586,503

7

	Sumitomo Densetsu Co., Ltd.	272,900	1,068,025
	Sumitomo Osaka Cement Co., Ltd.	845,000	2,392,571
	Sumitomo Pipe & Tube Co., Ltd.	272,000	1,692,627
#	Sumitomo Precision Products Co., Ltd., Amagasaki City	354,000	1,492,605
	Sumitomo Seika Chemicals Co., Ltd.	10,000	31,496
#	Sumitomo Warehouse Co., Ltd.	846,000	4,817,428
	Sun Wave Corp.	397,000	1,292,704
	SunTelephone Co., Ltd.	334,000	2,366,371
*	Suzutan Co., Ltd.	11,200	76,335
*	SXL Corp.	626,000	860,843
	Tabai Espec Corp.	22,000	254,046
*	Tachibana Eletech Co., Ltd.	14,000	136,656
	Tachikawa Corp.	157,300	1,085,123
	Tachi-S Co., Ltd.	129,610	1,413,545
#	Tadano, Ltd.	281,000	1,947,100
	Taihei Dengyo Kaisha, Ltd.	420,000	2,361,547
*	Taiheiyo Kouhatsu, Inc.	320,000	577,674
	Taiho Kogyo Co., Ltd.	231,300	2,482,541
	Taikisha, Ltd.	136,000	1,967,125
	Taisei Rotec Corp.	840,000	2,046,667
	Takada Kiko Co., Ltd.	179,000	1,205,342
	Takagi Securities Co., Ltd.	458,000	1,556,611
	Takano Co., Ltd.	13,900	217,633
#	Takaoka Electric Manufacturing Co., Ltd., Tokyo	117,000	271,906
	Takara Standard Co., Ltd.	429,000	2,737,281
	Takasago Thermal Engineering Co., Ltd.	940,000	6,853,573
	Takigami Steel Construction Co., Ltd.	197,000	1,137,589
#	Takiron Co., Ltd.	331,000	1,311,494
	Takuma Co., Ltd.	284,000	2,052,219
	Tamura Corp.	927,000	3,618,640
	Tanseisha Co., Ltd.	70,000	288,117
#	Tasaki Shinju Co., Ltd.	320,000	1,359,648
#	Tatsuta Electric Wire & Cable Co., Ltd.	666,000	1,720,698
	Tayca Corp.	351,000	1,067,966
* #	Teac Corp.	710,000	1,055,439
	Techno Ryowa, Ltd.	155,800	1,255,119
	Teikoku Hormone Manufacturing Co., Ltd.	194,000	1,904,326
	Teikoku Tsushin Kogyo Co., Ltd.	199,000	995,947
	Tekken Corp.	1,466,000	2,835,842
	Ten Allied Co., Ltd.	194,800	864,855
	Tenma Corp.	317,900	5,678,076
	Teraoka Seisakusho Co., Ltd.	103,900	964,128
	Tetra Co., Ltd., Tokyo	116,000	412,596
	The Daito Bank, Ltd.	58,000	97,769
	The Nisshin Oillio Group, Ltd.	296,000	1,826,690
#	Tigers Polymer Corp.	159,000	1,040,086
* #	Titan Kogyo Kabushiki Kaisha	196,000	415,779
#	Toa Corp.	2,517,000	4,857,203
#	Toa Doro Kogyo Co., Ltd.	386,000	1,350,941
*	Toabo Corp.	134,000	166,684
	TOC Co., Ltd.	239,850	974,067
	Tochigi Bank, Ltd.	1,352,000	9,283,098
	Toda Corp.	976,000	4,485,827
#	Toda Kogyo Corp.	383,000	1,620,366
	Todentu Corp.	274,000	1,024,499
	Toenec Corp.	1,031,000	4,673,439
	Toho Bank, Ltd.	307,000	1,370,507
#	Toho Real Estate Co., Ltd.	461,000	2,231,493
	Toho Zinc Co., Ltd.	111,000	390,642
#	Tohoku Bank, Ltd.	76,000	194,370
* #	Tohoku Misawa Homes Co., Ltd.	127,900	387,941
#	Tohoku Pioneer Corp.	193,300	2,388,761
	Tohoku Telecommunications Construction Co., Ltd.	55,000	468,248
*	Tohto Suisan Co., Ltd.	117,000	346,351
*	Tokai Kanko Co., Ltd.	141,000	70,582
	Tokai Konetsu Kogyo Co., Ltd.	29,000	111,932
*	Tokai Lease Co., Ltd.	181,000	455,152
	Tokai Senko KK, Nagoya	118,000	260,314
	Tokai Tokyo Securities Co., Ltd.	436,000	1,427,913
	Toko Electric Corp.	131,000	571,120
	Toko, Inc.	1,188,000	3,527,338
	Tokushima Bank, Ltd.	62,000	617,281
#	Tokushu Paper Manufacturing Co., Ltd.	451,000	2,705,920
	Tokyo Biso Kogyo Corp.	46,000	598,888
	Tokyo Denpa Co., Ltd.	3,500	41,468

8

	Tokyo Dome Corp.	838,000	4,385,555
	Tokyo Energy & Systems, Inc.	310,000	1,879,766
	Tokyo Rope Manufacturing Co., Ltd.	1,950,000	3,901,509
	Tokyo Sangyo Co., Ltd.	228,500	845,143
	Tokyo Soir Co., Ltd.	166,000	746,756
	Tokyo Style Co., Ltd.	30,000	317,747
	Tokyu Recreation Corp.	213,000	1,172,840
	Tokyu Store Chain Corp.	110,000	512,607
	Toli Corp.	635,000	2,027,646
	Tomato Bank, Ltd.	476,000	1,171,037
	Tomoe Corp.	113,000	389,334
	Tomoku Co., Ltd.	383,000	1,060,821
#	Tonami Transportation Co., Ltd.	1,028,000	3,370,317
	Topre Corp.	110,000	928,384
	Torigoe Co., Ltd.	78,000	608,857
#	Torishima Pump Manufacturing Co., Ltd., Osaka	229,000	1,358,439
	Toshiba Plant Kensetsu Co., Ltd.	705,000	3,513,684
	Tosho Printing Co., Ltd.	478,000	1,855,289
	Totenko Co., Ltd.	210,000	628,374
	Totetsu Kogyo Co., Ltd.	274,000	1,429,836
*	Totoku Electric Co., Ltd., Tokyo	199,000	438,972
	Tottori Bank, Ltd.	25,000	84,090
	Towa Corp.	30,300	192,901
*	Towa Real Estate Development Co., Ltd.	123,500	402,061
	Toyo Bussan Co., Ltd.	138,900	1,388,159
* #	Toyo Communication Equipment Co., Ltd.	134,000	644,413
	Toyo Ink Manufacturing Co., Ltd.	221,000	931,053
* #	Toyo Kanetsu KK	364,000	643,787
#	Toyo Kohan Co., Ltd.	1,270,000	4,606,138
#	Toyo Wharf & Warehouse Co., Ltd.	573,000	1,369,396
	Toyoda Machine Works, Ltd.	117,000	1,294,438
	Tsubakimoto Kogyo Co., Ltd.	15,000	49,887
#	Tsudakoma Corp.	591,000	1,478,415
	Tsukamoto Co., Ltd.	49,000	101,111
#	Tsukishima Kikai Co., Ltd.	297,000	2,633,448
	Tsurumi Manufacturing Co., Ltd.	215,000	1,893,310
	Tsutsumi Jewelry Co., Ltd.	86,800	2,630,123
#	Tsutsunaka Plastic Industry Co., Ltd.	370,958	1,711,447
	Tsuzuki Denki Co., Ltd.	201,000	848,508
#	Tsuzuki Densan Co., Ltd.	75,700	440,765
	TYK Corp.	339,000	918,841
	U.Store Co., Ltd.	131,900	1,189,841
#	Ube Material Industries, Ltd.	198,000	676,942
	Uchida Yoko Co., Ltd.	601,000	2,942,683
	Ueki Corp.	275,000	679,260
	U-Shin, Ltd.	169,000	1,476,204
	Ve Data, Inc.	34,000	104,148
	Vital-Net, Inc.	55,100	372,593
	Wakachiku Construction Co., Ltd.	1,041,000	2,125,996
	Wakodo Co., Ltd.	5,200	148,576
*	Wondertable, Ltd.	78,000	187,940
	Yahagi Construction Co., Ltd.	41,000	192,478
	Yamagata Bank, Ltd.	1,246,000	6,617,485
	Yamaichi Electronics Co., Ltd.	56,600	771,983
	Yamamura Glass Co., Ltd.	1,376,000	4,271,561
	Yamanashi Chuo Bank, Ltd.	361,000	2,259,528
	Yamatake Corp.	185,400	3,319,092
#	Yamato Corp.	89,000	386,241
	Yamato International, Inc.	72,000	500,061
	Yamato Kogyo Co., Ltd.	96,000	1,376,583
	Yamaura Corp.	127,500	346,570
#	Yasuda Warehouse Co., Ltd.	163,700	1,344,266
#	Yellow Hat, Ltd., Tokyo	224,800	2,100,461
	Yodogawa Steel Works, Ltd.	869,000	5,219,141
#	Yokogawa Bridge Corp.	361,000	2,090,385
#	Yokohama Reito Co., Ltd.	493,000	3,978,880
	Yondenko Corp.	283,650	1,657,053
	Yonex Co., Ltd.	149,000	1,464,081
	Yorozu Corp.	54,200	497,198
	Yuasa Funashoku Co., Ltd.	362,000	1,151,243
	Yuken Kogyo Co., Ltd.	55,000	175,569
	Yuki Gosei Kogyo Co., Ltd.	156,000	558,004
	Yuraku Real Estate Co., Ltd.	351,000	1,866,514
	Yurtec Corp.	803,000	4,745,751

9

TOTAL COMMON STOCKS (Cost $914,308,985)			1,107,451,011

INVESTMENT IN CURRENCY — (0.1%)
*	Japanese Yen		1,323,022
(Cost $1,318,243)
TOTAL — JAPAN (Cost $915,627,228)			1,108,774,033

UNITED KINGDOM — (20.8%)
COMMON STOCKS — (20.6%)
	4imprint P.L.C.	213,574	1,006,566
	600 Group P.L.C.	747,940	785,816
	Abacus Group P.L.C.	89,237	201,338
	Abbeycrest P.L.C.	114,547	63,359
	Aberdeen Asset Management P.L.C.	1,811,232	5,084,363
	Acal P.L.C.	258,896	1,411,964
	AGA Food Service Group P.L.C.	2,352,674	12,864,807
*	Airflow Streamlines P.L.C.	19,305	20,358
	Alexandra P.L.C.	345,528	779,649
	Alexon Group P.L.C.	33,300	167,704
	Alphameric P.L.C.	1,136,368	1,913,139
	Alumasc Group P.L.C.	427,546	1,339,697
*	Amberley Group P.L.C.	71,000	15,703
	Anglo Eastern Plantations P.L.C.	214,043	810,346
	Anglo Pacific Group P.L.C.	726,638	1,520,599
*	Anite Group P.L.C.	656,160	774,337
*	API Group P.L.C.	482,592	1,191,323
*	Applied Optical Technologies P.L.C.	546,366	418,399
*	ARC International P.L.C.	1,738,849	1,126,647
	Arena Leisure P.L.C.	645,000	472,998
*	Argonaut Games P.L.C.	493,000	27,772
	Armour Group P.L.C.	225,000	197,616
	Arriva P.L.C.	112,920	1,153,088
*	Ashtead Group P.L.C.	2,183,506	4,811,839
*	Aston Villa P.L.C.	15,100	107,222
	Atrium Underwriting P.L.C.	401,309	1,498,311
*	Austin Reed Group P.L.C.	192,403	418,229
	Autologic Holdings P.L.C.	455,119	1,315,661
	Avesco P.L.C.	56,789	102,414
	Avon Rubber P.L.C.	273,244	1,040,580
	Baggeridge Brick P.L.C.	349,384	1,050,283
*	Baltimore Technologies P.L.C.	2,814	87,414
	Beale P.L.C.	96,298	122,051
	Beattie (James) P.L.C.	438,830	1,322,230
*	Bede P.L.C.	283,000	101,267
	Belhaven Brewery Group P.L.C.	33,181	377,736
	Bellway P.L.C.	1,085,725	17,072,105
*	Berkeley Technology, Ltd.	222,520	35,403
*	Biocompatibles International P.L.C.	406,430	1,801,130
	Bizspace P.L.C.	34,782	38,957
	Black Arrow Group P.L.C.	35,000	53,423
	Blacks Leisure Group P.L.C.	5,018	38,059
	Body Shop International P.L.C.	4,923	19,676
	Bodycote International P.L.C.	5,014,550	19,346,106
	Boot (Henry) P.L.C.	193,426	2,038,787
	Bovis Homes Group P.L.C.	1,494,709	16,627,467
	Brammer P.L.C.	242,432	714,156
	Brewin Dolphin Holdings P.L.C.	272,000	679,561
	Bristol Water Group P.L.C.	113,975	1,375,394
	Britannic P.L.C.	1,034,026	11,581,872
	British Polythene Industries P.L.C.	291,170	1,941,384
	British Steam Specialties Group P.L.C.	332,812	1,874,177
	Brixton P.L.C.	1,256,585	8,479,737
	Brown (N) Group P.L.C.	3,663,153	11,611,316
*	BTG P.L.C.	239,400	956,456
	Caffyns P.L.C.	21,866	320,293
*	Cambridge Antibody Technology Group P.L.C.	122,700	1,637,571
*	Cape P.L.C.	237,482	593,211
	Capital & Regional P.L.C.	1,329,522	19,590,399
*	Carbo P.L.C.	34,200	3,391
	Carclo P.L.C.	602,790	874,168
	Carr’s Milling Industries P.L.C.	71,801	721,483

10

	Castings P.L.C.	354,985	1,410,225
	Chapelthorpe P.L.C.	1,609,847	442,759
	Character Group P.L.C.	50,000	50,665
*	Chorion P.L.C.	2,920	18,333
	Churchill China P.L.C.	53,181	169,364
*	City of London Group P.L.C.	34,000	37,398
	Clinton Cards P.L.C.	1,152,418	1,617,143
*	CLS Holdings P.L.C.	1,016,822	8,825,170
	Colefax Group P.L.C.	96,000	216,321
* #	Colt Telecom Group P.L.C.	9,064,396	10,205,539
	Communisis P.L.C.	1,570,702	3,153,741
	Compel Group P.L.C.	243,539	454,184
	Computacenter P.L.C.	1,064,085	3,899,159
*	Cookson Group P.L.C.	1,537,038	8,986,627
	Coral Products P.L.C.	102,000	39,056
*	Corporate Services Group P.L.C.	1,423,456	222,953
	Cosalt P.L.C.	124,168	627,427
*	Courts P.L.C.	381,726	0
*	Cradley Group Holdings P.L.C.	38,466	5,201
*	Creightons P.L.C.	250,000	15,151
	Crest Nicholson P.L.C.	1,123,702	8,426,458
	Cropper (James) P.L.C.	38,601	125,310
	Daejan Holdings P.L.C.	134,443	7,715,236
*	Dana Petroleum P.L.C.	448,349	7,394,757
	Dart Group P.L.C.	229,376	1,099,690
	Davis Service Group P.L.C.	75,160	599,649
*	Dawson International P.L.C.	502,194	86,335
	De Vere Group P.L.C.	1,054,314	11,559,978
	Delta P.L.C.	1,596,673	3,661,378
	Deltron Electronics P.L.C.	397,621	387,917
	Derwent Valley Holdings P.L.C.	1,026,821	22,760,595
	Development Securities P.L.C.	422,184	4,219,510
*	Dimension Data Holdings P.L.C.	2,992,147	2,052,715
	Diploma P.L.C.	70,000	811,890
*	Dowding & Mills P.L.C.	862,770	299,595
	DRS Data & Research Services P.L.C.	51,000	40,301
	DS Smith P.L.C.	5,839,531	17,254,068
	DTZ Holdings P.L.C.	113,023	590,622
	Dyson Group P.L.C.	150,000	959,768
	East Surrey Holdings P.L.C.	445,684	3,852,837
*	Easyjet P.L.C.	2,217,691	11,716,644
*	Easynet Group P.L.C.	71,000	124,287
	Eleco P.L.C.	68,900	50,163
	Electronic Data Processing P.L.C.	271,803	401,195
*	Elementis P.L.C.	4,727,222	4,570,454
*	Emerald Energy P.L.C.	74,090	235,707
*	Emess P.L.C.	2,282,539	422,974
	Ennstone P.L.C.	1,841,800	1,313,749
*	Enodis P.L.C.	718,000	1,723,423
*	Entertainment Rights P.L.C.	2,797,560	1,419,070
	Erinaceous Group P.L.C.	371,424	2,039,609
*	Eurodis Electron P.L.C.	2,531,550	47,917
*	European Colour P.L.C.	185,000	54,939
	European Motor Holdings P.L.C.	271,675	1,406,038
	Fenner P.L.C.	272,000	713,188
*	Ferguson International Holdings P.L.C.	88,836	38,434
	Ferraris Group P.L.C.	493,846	874,138
*	Fibernet Group P.L.C.	652,597	837,548
*	FII Group P.L.C.	104,900	12,764
	Filtronic P.L.C.	684,667	3,297,938
*	Financial Objects P.L.C.	139,000	100,159
	First Technology P.L.C.	737,017	2,553,697
	Fisher (James) & Sons P.L.C.	255,000	1,616,931
	FKI P.L.C.	667,689	1,277,965
*	Fortress Holdings P.L.C.	200,000	9,915
	Freeport P.L.C.	463,855	3,636,697
	Fuller, Smith & Turner P.L.C. Series A	115,203	1,894,458
	Fulmar P.L.C.	130,537	227,456
	Future Network P.L.C.	669,770	1,018,058
	Galliford Try P.L.C.	646,740	804,446
	Game Group P.L.C.	2,741,194	4,603,979
*	Garton Engineering P.L.C.	6,000	0
*	Gaskell P.L.C.	40,000	1,803
	GB Group P.L.C.	707,131	485,816
*	Genetix Group P.L.C.	50,000	42,689

11

*	Georgica P.L.C.	124,719	211,653
	Get Group P.L.C.	80,824	202,235
*	Gladstone P.L.C.	158,000	55,343
	Gleeson (M.J.) Group P.L.C.	501,687	2,693,283
*	Global Natural Energy P.L.C.	60,517	166,498
	Goodwin P.L.C.	5,000	44,528
	Great Portland Estates P.L.C.	2,836,311	18,759,786
	Greene King P.L.C.	828,421	19,789,623
*	Greenwich Resources P.L.C.	312,000	13,526
	Guiness Peat Group P.L.C.	583,167	845,038
*	Gyrus Group P.L.C.	851,382	4,899,743
	Halstead (James) Group P.L.C.	79,267	896,000
*	Hampson Industries P.L.C.	481,250	211,487
*	Hampton Trust P.L.C.	200,491	4,969
	Hardy Underwriting Group P.L.C.	227,096	854,407
	Hardys & Hansons P.L.C.	218,591	2,810,194
*	Harvey Nash Group P.L.C.	250,000	266,564
*	Hawtin P.L.C.	150,000	37,873
	Haynes Publishing Group P.L.C.	25,591	174,568
	Helical Bar P.L.C.	135,403	3,732,242
*	Henderson Group P.L.C.	6,367,861	7,943,032
*	Heywood Williams Group P.L.C.	885,102	1,731,979
*	Highbury House Communications P.L.C.	2,726,216	167,090
	Highway Insurance Holdings P.L.C.	1,815,945	1,472,802
	Hill & Smith Holdings P.L.C.	74,890	245,023
	Hiscox P.L.C.	6,068,299	20,596,662
	Hitachi Capital (UK) P.L.C.	150,432	589,900
*	Homestyle Group P.L.C.	431,208	576,992
	House of Fraser P.L.C.	2,137,752	4,294,154
	Hunting P.L.C.	805,904	4,315,827
	Huntsworth P.L.C.	742,052	1,449,315
	IFX Group P.L.C.	286,433	634,153
*	Intec Telecom Systems P.L.C.	591,855	649,918
	Intelek P.L.C.	555,250	135,920
	Intserve P.L.C.	145,032	909,652
	Inveresk P.L.C.	756,409	259,991
	ISIS Asset Management P.L.C.	334,208	1,209,027
	JJB Sports P.L.C.	2,969,536	9,778,797
	JKX Oil and Gas P.L.C.	581,306	1,928,292
	John David Group P.L.C.	45,672	181,929
	Johnson Service Group P.L.C.	37,000	282,471
*	Kalamazoo Computer Group P.L.C.	12,200	0
	KBC Advanced Technologies P.L.C.	574,472	512,607
*	Kewill Systems P.L.C.	60,000	85,948
	Kiln P.L.C.	1,816,896	3,271,869
	Kingston Communications P.L.C.	2,984,965	3,538,879
	Laird Group P.L.C.	216,800	1,327,372
	Lambert Howarth Group P.L.C.	184,286	861,257
*	Lamont Holdings P.L.C.	100,000	1,127
*	Laura Ashley Holdings P.L.C.	746,452	215,339
	Lavendon Group P.L.C.	513,390	1,829,351
*	Leeds Group P.L.C.	241,639	59,333
	Linton Park P.L.C.	40,500	333,267
	Litho Supplies P.L.C.	113,000	116,824
	London Merchant Securities P.L.C.	4,967,277	19,577,585
	Lookers P.L.C.	238,524	1,589,561
	Low & Bonar P.L.C.	1,055,351	2,184,703
	Luminar P.L.C.	1,373,024	12,594,132
	Lupus Capital P.L.C.	1,125,000	269,844
*	Macfarlane Group P.L.C.	1,245,125	783,230
	Macro 4 P.L.C.	44,820	235,447
	Mallett P.L.C.	104,602	478,230
	Management Consulting Group P.L.C.	1,273,000	1,175,351
	Manganese Bronze Holdings P.L.C.	140,424	459,364
*	Marylebone Warwick Balfour Group P.L.C.	852,954	2,261,172
*	Mayflower Corp. P.L.C.	1,809,000	0
	McAlpine (Alfred) P.L.C.	1,336,716	8,885,605
	McCarthy & Stone P.L.C.	1,296,922	13,234,857
	McKay Securities P.L.C.	346,766	1,721,897
*	Medical Solutions P.L.C.	67,777	9,228
* #	Medisys P.L.C.	800,000	59,028
	Mersey Docks & Harbour Co. P.L.C.	575,409	10,163,088
	Metalrax Group P.L.C.	353,301	516,539
	MFI Furniture Group P.L.C.	7,770,259	16,257,559
	Mice Group P.L.C.	899,953	551,850

12

*	Microgen P.L.C.	1,024,548	1,452,852
*	Mid-States P.L.C.	50,000	13,745
	Millennium and Copthorne Hotels P.L.C.	405,150	2,740,386
	Minerva P.L.C.	2,272,794	11,349,436
*	Molins P.L.C.	132,466	379,900
*	Montpellier Group P.L.C.	14,000	8,371
*	Morgan Crucible Company P.L.C.	1,758,048	6,300,929
	Morse P.L.C.	101,664	177,042
	Moss Brothers Group P.L.C.	494,059	920,044
	Mothercare P.L.C.	671,738	3,992,918
	Mowlem (John) & Co. P.L.C.	1,865,076	4,704,081
	MS International P.L.C.	119,401	241,358
	MSB International P.L.C.	173,435	190,875
	MTL Instruments Group P.L.C.	114,675	756,051
	Mucklow (A & J) Group P.L.C.	444,419	3,181,951
*	Music Choice Europe P.L.C.	191,633	29,214
*	Mytravel Group P.L.C.	111,200	391,764
*	nCipher P.L.C.	277,203	1,146,478
	Nestor Healthcare Group P.L.C.	953,519	2,212,211
*	Nettec P.L.C.	220,000	8,437
	New Avesco P.L.C.	56,789	99,598
*	Noble Investments (UK) P.L.C.	300	342
	Nord Anglia Education P.L.C.	362,780	971,548
	Northamber P.L.C.	152,685	242,220
*	NSB Retail P.L.C.	1,895,000	1,027,218
*	NXT P.L.C.	48,000	56,605
	Owen (H.R.) P.L.C.	117,528	385,416
	Oxford Instruments P.L.C.	463,280	1,906,029
*	Pace Micro Technology P.L.C.	616,176	826,081
	Panther Securities P.L.C.	45,000	278,931
*	Parity Group P.L.C.	420,000	62,862
*	Partridge Fine Arts P.L.C.	33,000	33,610
	Pendragon P.L.C.	237,500	1,618,164
	Penna Consulting P.L.C.	186,128	409,672
*	Pharmagene P.L.C.	387,527	147,032
	PHS Group P.L.C.	5,566,716	11,501,957
*	Pilkingtons Tiles Group P.L.C.	170,000	9,538
*	Pittards P.L.C.	39,000	11,600
	Portmeirion Group P.L.C.	56,335	190,587
	Porvair P.L.C.	445,585	1,073,369
*	Premier Oil P.L.C.	396,934	5,873,704
*	Pressac P.L.C.	429,000	5,800
	Primary Health Properties P.L.C.	189,960	1,083,753
*	Probus Estates P.L.C.	416,666	1,127
*	Provalis P.L.C.	2,427,440	284,428
	Psion P.L.C.	3,952,082	4,637,252
*	QA P.L.C.	80,000	2,704
*	Quays Group P.L.C.	71,000	7,679
	Quintain Estates & Development P.L.C.	460,887	4,802,884
*	Radamec Group P.L.C.	71,000	38,396
	Ransom (William) & Son P.L.C.	115,000	103,525
	Raven Mount P.L.C.	125,337	157,951
	Redrow P.L.C.	1,983,269	14,954,748
*	Redstone P.L.C.	3,694,516	391,730
	Reg Vardy P.L.C.	514,614	5,411,254
*	Regent Inns P.L.C.	1,046,500	1,730,835
	Renold P.L.C.	719,872	759,284
	Ricardo P.L.C.	228,464	1,069,794
	Rowe Evans Investments P.L.C.	95,900	355,563
	Roxboro Group P.L.C.	60,000	422,058
	RPC Group P.L.C.	355,740	1,495,799
	Rugby Estates P.L.C.	78,667	477,584
	Rutland Trust P.L.C.	182,210	162,641
	S & U P.L.C.	7,000	68,826
*	Safeland P.L.C.	100,000	149,382
#	Sanctuary Group P.L.C.	3,426,401	606,946
	Savills P.L.C.	90,000	1,194,606
	Scapa Group P.L.C.	1,417,496	636,842
*	SDL P.L.C.	166,480	482,412
*	Secure Ventures (No. 1) P.L.C.	250,000	0
*	Secure Ventures (No. 2) P.L.C.	250,000	10,703
*	Secure Ventures (No. 3) P.L.C.	250,000	0
*	Secure Ventures (No. 4) P.L.C.	250,000	10,140
*	Secure Ventures (No. 5) P.L.C.	250,000	10,140
*	Secure Ventures (No. 6) P.L.C.	250,000	0

13

*	Secure Ventures (No. 7) P.L.C.	250,000	0
	Senior P.L.C.	3,077,419	3,048,251
*	SFI Holdings, Ltd. Series A	79,000	44,147
	Shaftesbury P.L.C.	2,500,240	16,289,789
*	Simon Group P.L.C.	1,145,752	1,130,862
	Sinclair (William) Holdings P.L.C.	81,940	80,191
	Sirdar P.L.C.	280,105	193,178
	Smart (J.) & Co. (Contractors) P.L.C.	18,263	213,991
	Smith (James) Estates P.L.C.	104,132	845,798
	Smith (WH) P.L.C.	259,297	1,729,541
*	Soco International P.L.C.	5,000	69,256
	Somerfield P.L.C.	1,959,426	7,042,473
	Speedy Hire P.L.C.	15,000	186,084
*	Spirent P.L.C.	1,619,709	1,577,205
	Spring Group P.L.C.	361,752	419,715
	St. Ives P.L.C.	1,348,068	9,463,493
	St. Modwen Properties P.L.C.	214,000	1,689,778
	Stanley (Charles) Group P.L.C.	150,000	735,914
	Stanley Leisure P.L.C.	1,711,606	18,224,689
*	Sterling Publishing Group P.L.C.	300,000	44,249
	Stylo P.L.C.	5,293	6,584
	Swallowfield P.L.C.	60,849	86,234
*	Tadpole Technology P.L.C.	296,000	26,033
*	Tandem Group P.L.C.	472,000	0
*	Telecity P.L.C.	963,152	364,376
	Telemetrix P.L.C.	143,000	232,009
*	Telspec P.L.C.	205,000	80,291
*	Terence Chapman Group P.L.C.	62,500	357
	Tex Holdings P.L.C.	11,000	21,263
	The Cardiff Property P.L.C.	4,000	67,992
*	The Innovation Group P.L.C.	639,000	354,594
*	The Television Corp. P.L.C.	202,247	238,654
	Thorpe (F.W.) P.L.C.	19,149	113,441
*	Thus Group P.L.C.	15,426,794	4,605,735
*	Tinsley (Eliza) Group P.L.C.	145,967	34,206
	Titon Holdings P.L.C.	36,110	69,514
*	Torotrak P.L.C.	92,000	93,300
*	Tottenham Hotspur P.L.C.	146,000	117,609
	Town Centre Securities (New) P.L.C.	433,274	2,707,986
	Trace Computers P.L.C.	33,014	49,512
*	Trafficmaster P.L.C.	300,000	211,777
	Transport Development Group P.L.C.	949,461	3,924,029
	Treatt P.L.C.	38,663	197,634
	Trifast P.L.C.	370,131	469,863
	TT Electronics P.L.C.	1,733,532	4,336,637
	U.K. Coal P.L.C.	924,530	2,632,513
	UCM Group P.L.C.	186,000	253,345
	Ultraframe P.L.C.	160,022	134,698
	Umeco P.L.C.	96,782	942,394
	Uniq P.L.C.	1,167,668	3,117,133
	Unite Group P.L.C.	1,963,050	10,882,950
*	Universal Salvage P.L.C.	209,473	464,906
	Urbium P.L.C.	1,752	31,442
	Vega Group P.L.C.	14,000	54,550
*	Vernalis P.L.C.	132,072	152,874
	Victoria P.L.C.	52,231	202,760
	Vislink P.L.C.	816,969	585,651
*	Volex Group P.L.C.	246,843	517,252
	VP P.L.C.	315,426	1,180,627
*	VTR P.L.C.	13,000	6,956
	Wagon P.L.C.	556,944	1,858,269
	Warner Estate Holdings P.L.C.	395,720	4,459,141
*	Waterdorm P.L.C.	70,000	0
	Waterman P.L.C.	343,838	733,259
	Wembley P.L.C.	277,102	2,792,299
	Westbury P.L.C.	2,167,949	17,606,386
	Wetherspoon (J.D.) P.L.C.	1,796,758	9,455,663
	Whitehead Mann Group P.L.C.	22,000	14,913
	Willliam Jacks P.L.C.	10,000	11,243
	Wilmington Group P.L.C.	422,000	1,226,590
*	Wilshaw P.L.C.	28,000	5,109
	Wolverhampton & Dudley Breweries P.L.C.	1,018,556	21,024,889
	Woolworths Group P.L.C.	11,067,763	7,182,453
	Workspace Group P.L.C.	3,200,925	15,469,100
	WSP Group P.L.C.	366,454	2,297,749

14

	Wyevale Garden Centres P.L.C.	625,653	6,565,703
	Wyndeham Press Group P.L.C.	630,545	1,396,861
	XANSA P.L.C.	759,231	1,180,350
*	Xenova Group P.L.C.	2,170,484	175,036
*	Yorkshire Group P.L.C.	117,096	12,137
	Young & Co’s Brewery P.L.C. Class A	8,950	289,815
	Zotefoams P.L.C.	196,330	285,559
TOTAL COMMON STOCKS (Cost $711,973,176)			875,873,430

INVESTMENT IN CURRENCY — (0.2%)
*	British Pound Sterling		8,597,432
(Cost $8,450,500)

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	81,758	0
*	SFI Holdings, Ltd. Litigation Certificate	79,000	0
TOTAL RIGHTS/WARRANTS (Cost $0)			0

TOTAL — UNITED KINGDOM (Cost $720,423,676)			884,470,862

AUSTRALIA — (6.4%)
COMMON STOCKS — (6.3%)
	A.P. Eagers, Ltd.	55,765	333,676
	AAV, Ltd.	10,945	10,922
	ABB Grain, Ltd.	297,562	1,541,250
*	Adacel Technologies, Ltd.	123,126	21,838
	Adelaide Brighton, Ltd.	7,912,846	12,486,188
	Adsteam Marine, Ltd.	4,436,801	6,201,081
	Adtrans Group, Ltd.	103,591	297,347
	Alesco Corp., Ltd.	84,679	505,697
*	Altium, Ltd.	279,609	43,164
	Amalgamated Holdings, Ltd.	1,317,675	4,473,594
	Amcom Telecommunications, Ltd.	3,522,859	479,741
*	Amrad Corp., Ltd.	638,574	224,995
	Ansell, Ltd.	387,110	3,133,252
	APN News & Media, Ltd.	237,269	913,275
	Ariadne Australia, Ltd.	369,295	103,005
*	Atlas Pacific, Ltd.	113,450	20,136
	AuIron Energy, Ltd.	90,569	185,708
	Ausdrill, Ltd.	723,403	415,252
	Auspine, Ltd.	459,469	1,197,477
*	Austal, Ltd.	654,587	943,797
*	Austar United Communications, Ltd.	1,264,310	1,109,722
#	Austereo Group, Ltd.	4,620,236	5,944,786
#	Australand Property Group	5,834,990	8,135,880
#	Australian Agricultural Co., Ltd.	2,701,299	3,511,478
	Australian Pharmaceutical Industries, Ltd.	849,117	2,050,006
*	Australian Wealth Management, Ltd.	2,070,654	1,836,321
	Auto Group, Ltd.	64,351	33,504
	AV Jennings Homes, Ltd.	1,694,206	1,700,660
	Avatar Industries, Ltd.	438,495	345,162
*	Avexa, Ltd.	319,287	43,707
	AWB, Ltd.	348,129	1,312,386
#	BayCorp Advantage, Ltd.	2,783,199	7,933,525
#	Beach Petroleum, Ltd.	2,628,696	1,661,430
#	Bendigo Bank, Ltd.	402,020	3,304,132
*	Betcorp, Ltd.	1,248,119	230,542
*	Biota Holdings, Ltd.	136,051	75,322
	Boral, Ltd.	24,484	135,206
	Brickworks, Ltd.	166,947	1,459,532
	Bridgestone Australia, Ltd.	297,702	700,723
*	Broadcast Services Australia, Ltd.	1,794,843	364,260
	Caltex Australia, Ltd.	402,300	5,278,216
	Candle Australia, Ltd.	346,943	651,399
* #	Capral Aluminium, Ltd.	1,009,563	1,133,034
	Cellnet Telecommunications Group, Ltd.	503,851	482,157
	Centennial Coal, Ltd.	312,364	1,262,840
	Central Equity, Ltd.	738,528	1,305,385
*	Charters Towers Gold Mines, Ltd.	1,176,939	120,778

15

	Chiquita Brands South Pacific, Ltd.	692,871	387,257
	Circadian Technologies, Ltd.	144,361	141,978
*	Climax Mining, Ltd.	1,958,909	165,266
* #	Clough, Ltd.	4,325,357	1,521,967
	CMI, Ltd.	213,362	240,316
#	Coates Hire, Ltd.	279,187	999,962
	Coca-Cola Amatil, Ltd.	209,949	1,370,459
	Collection House, Ltd.	1,114,204	1,290,198
	Commander Communications, Ltd.	500,892	842,617
*	Coplex Resources NL	351,512	23,871
	Coventry Group, Ltd.	362,122	1,640,787
*	CPI, Ltd.	121,577	49,545
#	Crane Group, Ltd.	1,062,016	8,651,937
	Croesus Mining NL	4,480,025	1,269,515
#	Devine, Ltd.	1,230,461	669,432
*	Dominion Mining, Ltd.	132,707	35,468
#	Downer Group, Ltd.	2,729,898	12,498,814
*	E.R.G., Ltd.	4,268,550	664,400
*	Emporer Mines, Ltd.	189,033	41,601
	Energy Developments, Ltd.	1,116,303	3,832,962
	Energy Resources of Australia, Ltd. Series A	200,366	2,533,398
*	Energy World Corp., Ltd.	393,461	11,621
	Evans & Tate, Ltd.	704,120	116,722
#	FKP, Ltd.	431,410	1,338,585
*	Forest Enterprises Australia, Ltd.	3,132,235	1,599,234
	Futuris Corp., Ltd.	9,412,329	14,246,358
	Gale Pacific, Ltd.	240,726	325,241
	Gazal Corp., Ltd.	94,845	219,299
#	Globe International, Ltd.	4,019,093	1,032,645
	Gowing Bros., Ltd.	168,139	336,256
*	Gowing Retail, Ltd.	5,323	402
*	Gradipore, Ltd.	43,768	36,342
	Graincorp, Ltd. Series A	117,469	1,063,443
	Grand Hotel Group	2,458,090	1,669,678
#	GRD, Ltd.	554,912	871,567
	Great Southern Plantations, Ltd.	380,107	802,887
	Green’s Foods, Ltd.	301,755	129,223
	GUD Holdings, Ltd.	96,340	533,164
#	GWA International, Ltd.	1,730,686	4,321,020
*	Gympie Gold, Ltd.	266,614	0
*	Haoma Mining NL	440,554	22,402
*	Henry Walker Eltin Group, Ltd.	1,153,772	0
	HGL, Ltd.	439,519	565,953
	Home Building Society, Ltd.	41,310	309,988
#	Housewares International, Ltd.	1,168,019	1,415,770
*	Hudson Investment Group, Ltd.	297,500	4,939
*	Hutchison Telecommunications (Australia), Ltd.	6,074,332	1,452,168
	Iluka Resources, Ltd.	2,571,650	16,638,075
*	Imdex, Ltd.	202,532	29,186
	Incitec Pivot, Ltd.	93,075	1,104,280
*	Intercard Wireless, Ltd.	62,379	2,118
*	Intermoco, Ltd.	7,514,093	204,220
*	International All Sports, Ltd.	37,973	8,330
	Investor Group, Ltd.	43,040	157,660
	ION, Ltd.	554,140	0
#	IOOF Holdings, Ltd.	456,851	2,588,600
	IWL, Ltd.	44,166	100,804
	JDV, Ltd.	40,681	27,530
#	Jones (David), Ltd.	805,650	1,422,662
	K&S Corp., Ltd.	94,030	254,026
*	Keycorp, Ltd.	181,913	229,054
	Kingsgate Consolidated, Ltd.	49,187	113,406
	Kresta Holdings, Ltd.	513,341	86,695
	Lemarne Corp., Ltd.	38,606	71,307
	Lighting Corp., Ltd.	778,093	375,832
*	Lynas Corp., Ltd.	1,580,323	203,907
	MacArthur Coal, Ltd.	634,488	3,142,867
	MacMahon Holdings, Ltd.	3,432,908	1,346,935
*	Macquarie Corporate Telecommunications, Ltd.	303,300	26,600
	Magellan Petroleum Australia, Ltd.	84,637	92,370
*	Magnesium International, Ltd.	60,027	66,273
	MaxiTRANS Industries, Ltd.	182,891	111,604
#	McGuigan Simeon Wines, Ltd.	1,748,736	5,886,959
	McPherson’s, Ltd.	445,905	1,165,012
#	Miller’s Retail, Ltd.	1,778,400	1,126,807

16

#	Minara Resources, Ltd.	3,524,466	4,824,671
	MYOB, Ltd.	831,362	700,215
	Namoi Cotton Cooperative, Ltd.	628,974	337,970
	National Can Industries, Ltd.	18,850	20,967
*	Novera Energy, Ltd.	183,131	183,825
	Nufarm, Ltd.	220,300	1,736,527
* #	Oceana Gold, Ltd.	424,600	167,540
	Onesteel, Ltd.	1,102,497	2,693,937
*	Orbital Engine Corp., Ltd.	165,000	14,972
#	Pacific Brands, Ltd.	1,028,100	2,155,061
#	Pacific Group, Ltd.	1,131,117	2,020,306
*	Payce Consolidated, Ltd.	179,001	337,664
*	People Telecom, Ltd.	1,067,550	116,790
*	Perilya, Ltd.	1,100,116	635,754
*	Petsec Energy, Ltd.	153,726	181,745
*	Plantcorp NL	14,403	0
	Plaspak Group, Ltd.	748,115	507,987
*	PMP, Ltd.	666,000	671,356
	Port Bouvard, Ltd.	802,363	924,895
*	PowerTel, Ltd. Series B	441,788	330,165
*	Pracom, Ltd.	122,300	3,991
	Prime Television, Ltd.	1,043,256	2,591,622
*	Primelife Corp., Ltd.	272,182	205,048
	Programmed Maintenance Service, Ltd.	5,127	12,425
	Queensland Cotton Holdings, Ltd.	229,310	674,946
*	Reinsurance Australia Corp., Ltd.	3,822,592	1,157,391
	Repcol, Ltd.	1,303,888	629,237
* #	Resolute Mining, Ltd.	1,065,903	699,735
#	Ridley Corp., Ltd.	3,004,631	3,196,814
* #	Roc Oil Co., Ltd.	1,499,446	2,796,918
	Senetas Corp., Ltd.	206,798	51,944
	Servcorp, Ltd.	28,622	75,140
	Seven Network, Ltd.	705,659	4,338,359
*	Silex System, Ltd.	197,100	164,783
#	Smorgon Steel Group, Ltd.	6,552,886	7,312,963
	SMS Management & Technology, Ltd.	643,462	997,208
* #	Sons of Gwalia, Ltd.	942,771	0
#	Southern Cross Broadcasting (Australia), Ltd.	516,607	5,537,593
*	Southern Pacific Petroleum NL	424,400	0
	Spotless Group, Ltd.	5,718	22,270
*	St. Barbara Mines, Ltd.	329,338	45,165
#	Straits Resources, Ltd.	577,289	988,059
*	Strathfield Group, Ltd.	165,666	5,516
*	Tap Oil, Ltd.	1,478,213	3,326,691
	Tectonic Resources NL	268,861	32,680
*	Television & Media Services, Ltd.	240,000	7,053
#	Ten Network Holdings, Ltd.	529,291	1,482,042
	Thakral Holdings Group	7,880,005	4,603,917
	Ticor, Ltd.	1,042,688	1,457,254
#	Timbercorp, Ltd.	1,412,646	2,327,731
*	Titan Resources, Ltd.	1,711,400	64,567
	Triako Resources, Ltd.	58,482	42,043
	Trust Company of Australia, Ltd.	22,214	159,725
#	United Group, Ltd.	92,878	788,076
	UXC, Ltd.	1,161,023	790,086
	Villa World, Ltd.	980,647	1,125,978
*	Village Roadshow, Ltd.	1,517,302	3,334,938
	Vision Systems, Ltd.	1,620,442	1,469,188
	Volante Group, Ltd.	1,160,608	1,242,968
#	Wattyl, Ltd.	1,079,491	2,280,266
*	Webster, Ltd.	370,669	202,244
	Wide Bay Capricorn Building Society, Ltd.	29,461	182,367
*	Xanadu Wines, Ltd.	150,525	1,022
*	Yates, Ltd.	144,138	8,302
TOTAL COMMON STOCKS (Cost $210,407,237)			268,531,876

PREFERRED STOCKS — (0.1%)
*	Village Roadshow, Ltd. 2% Class A	1,176,086	2,143,359
(Cost $1,448,797)

INVESTMENT IN CURRENCY — (0.0%)
*	Australian Dollar		772,824
(Cost $769,037)

17

RIGHTS/WARRANTS — (0.0%)
*	Beach Petroleum, Ltd. Warrants 06/30/06	646,673	136,626
*	Coates Hire, Ltd. Rights 09/15/05	46,531	6,846
TOTAL RIGHTS/WARRANTS (Cost $0)			143,472

TOTAL — AUSTRALIA (Cost $212,625,071)			271,591,531

FRANCE — (3.9%)
COMMON STOCKS — (3.9%)
*	Actielec Technologies	28,700	175,051
	Affine	10,290	1,146,216
*	Alain Manoukian SA	9,565	360,111
	Ares (Groupe) SA	53,672	300,802
	Aubay SA	80,415	470,718
	Bacou-Dalloz	51,545	5,089,791
#	Bains de Mer et du Cercle des Etrangers a Monaco	7,064	5,133,050
*	Bigben Interactive	13,755	59,716
	Bonduelle SA	5,749	436,024
	Bongrain SA	80,383	5,008,083
	Bricorama SA	1,768	102,768
*	Bull SA	1,328,747	1,052,241
	Burelle SA	11,325	1,502,822
	Carbone Lorraine	21,774	981,205
*	CBo Territoria	5,724	30,718
	CEGID SA	4,108	144,115
	CFF Recycling SA	77,680	2,009,733
*	CGBI	7,000	3,881
	Cie Financiere Pour La Location D’Immeubles Industriels & Commerciaux SA	48,652	2,861,483
* #	Club Mediterranee SA	179,024	8,604,220
	Compagnie Internationale Andre Trigano Ciat SA	2,100	62,471
*	Conflandey SA	1,939	11,602
	Consortium International de Diffusion et de Representation Sante	1,300	10,279
* #	CS Communication et Systemes	13,500	469,343
	Damartex SA	805	28,382
	Delachaux SA	10,172	1,744,885
*	Desquenne et Giral SA	4,761	52,074
	Deveaux SA	5,587	454,944
*	Didot-Bottin	1,204	96,624
*	Dynaction SA	14,803	318,327
	Elior	58,756	776,452
*	Etam Developpement SA	34,200	1,120,542
*	Euraltech SA	55,173	91,997
*	Euro Disney SCA	5,082,010	812,334
	Evialis SA	12,253	525,261
	Explosifs et de Produits Chimiques	312	160,713
#	Faurecia SA	50,706	3,738,598
	Fleury Michon SA	1,727	78,524
	Francois Freres (Tonnellerie) SA	7,663	257,207
	Fromageries Bel SA	3,875	705,144
*	Gantois Series A	465	8,482
	Gascogne SA	10,632	828,463
	Gaumont SA	10,491	715,294
* #	Generale de Geophysique SA	95,324	9,698,466
	Geodis SA	4,900	506,537
	Gevelot	4,329	307,627
*	GFI Informatique SA	420,538	2,756,626
	Groupe Bourbon SA	5,724	415,660
*	Groupe Flo SA	52,020	458,886
*	Groupe Focal SA	5,149	50,678
	Groupe Guillin SA	480	36,132
	Guerbet SA	4,911	532,343
	Guyenne et Gascogne SA	20,773	2,392,916
*	HBS Technologie SA	405	6,267
	IDSUD	2,129	83,989
*	Immobiliere et Hoteliere SA	27,700	61,171
*	IMS International Metal Service SA	89,627	1,383,119
	Ingenico SA	20,000	258,747
	Lafuma SA	1,363	114,344
#	Laurent-Perrier	18,448	1,016,806
	Lectra Systemes SA	6,432	33,862

18

	Lisi SA	42,753	3,061,267
*	LVL Medical Groupe SA	27,900	333,786
*	Maire (Henri)	1,252	14,674
	Manutan International SA	2,354	122,452
*	Matussiere et Forest SA	15,720	56,242
*	Metaleurop SA	62,320	41,517
	MGI Coutier SA	10,254	423,541
	Montupet SA	71,034	1,580,128
	Nexans	266,537	12,043,604
*	Oeneo	61,605	107,916
*	Otor SA	58,348	338,324
*	Paris Orleans et Cie SA	1,336	420,099
* #	Penauille Polyservices SA	148,278	1,388,544
	Pierre & Vacances	67,581	5,158,872
	Pinguely-Haulotte SA	214,316	3,976,416
	Plastic Omnium SA	106,822	3,189,632
	Plastivaloire SA	14,399	358,824
	Prosodie SA	27,401	659,010
	Provimi SA	154,602	3,602,258
	PSB Industries SA	14,760	643,958
	Radiall SA	11,998	850,764
	Remy Cointreau SA	196,701	9,116,965
	Robertet SA	1,300	181,223
	Rougier SA	2,715	214,729
*	S.T. Dupont SA	29,035	164,072
	Sabeton SA	18,460	286,553
	Saint-Etienne	600	21,501
	Sasa Industries SA	13,905	487,826
*	Saveurs de France-Brossard	5,500	341,994
#	Scor SA	3,446,299	6,810,570
	SDR de Bretagne SA	12,398	313,846
	Sechilienne-Sidec	1,000	464,956
	Securidev SA	16,908	286,237
	Setforge	600	29,420
	Signaux Girod SA	6,528	534,857
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	106,660	11,094,108
	Smoby SA	5,375	583,655
	Societe Industrielle D’Aviations Latecoere SA	20,648	874,269
	Sucriere de Pithiviers-le-Vieil	2,392	1,676,514
*	Sylis SA	46,034	248,460
#	Taittinger SA	1,086	443,946
*	Teamlog SA	38,219	144,984
	Tivoly SA	1,904	57,655
* #	Ubi Soft Entertainment SA	179,515	9,236,008
	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	28,400	11,933,389
* #	Valtech, La Defense	251,100	239,273
	Vilmorin et Cie SA	16,610	3,222,780
	VM Materiaux SA	3,272	483,757
	Vranken Monopole	23,761	1,136,821
*	Xilam Animation	12,911	42,140
*	XRT	170,393	284,813
TOTAL COMMON STOCKS (Cost $110,140,640)			167,984,015

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	133,819	51,179
*	Groupe Ares SA Warrants 10/03/05	29,000	716
*	Groupe Focal SA Warrants 02/21/10	1,716	0
*	Oeneo Warrants 08/26/06	28,305	698
*	Prosodie SA Warrants 10/28/06	19,600	8,705
*	Ubi Soft Entertainment SA Warrants 05/14/06	66,800	74,994
*	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies) Rights	20,000	112,020
TOTAL RIGHTS/WARRANTS (Cost $114,954)			248,312

TOTAL — FRANCE (Cost $110,255,594)			168,232,327

19

GERMANY — (3.9%)
COMMON STOCKS — (3.9%)
*	3U Telecom AG	353,981	462,126
	A.S. Creation Tapeton AG	9,300	314,968
*	AAP Implantate AG	55,800	118,487
*	Aareal Bank AG	287,387	9,516,478
*	Acg AG Fuer Chipkarten und Informationssysteme	86,130	56,986
*	AC-Service AG	22,900	155,713
* #	Adva AG Optical Networking	50,600	347,966
*	Allbecon AG	6,700	21,396
	Amadeus Fire AG	28,677	248,357
*	Analytik Jena AG	37,411	220,902
	Andreae-Noris Zahn AG, Anzag	31,491	1,342,549
*	Articon Integralis AG	47,711	207,005
	Atoss Software AG	24,082	238,169
*	Augusta Technologie AG	5,609	33,855
	Baader Wertpapier Handelsbank AG	146,387	915,866
	Bechtle AG	73,700	1,634,520
	Berliner Elektro Holding AG	85,433	909,956
	Beta Systems Software AG	20,850	295,117
*	Bien-Haus AG	16,900	167,202
	Bilfinger & Berger Bau AG	328,961	16,998,623
*	Biolitec AG	43,100	210,227
	Biotest AG	43,409	1,252,967
*	BMP AG	12,980	35,375
* #	Borussia Dortmund GMBH & Co. KGAA	102,709	296,402
	Bremer Energiekonto AG	54,600	130,255
*	Bremer Woll-Kaemmerei AG	25,291	53,700
*	Broadnet Mediascape Communications AG	146,327	540,945
*	Brueder Mannesmann AG	20,600	54,361
*	Caatoosee AG	17,400	47,055
*	CBB Holding AG	200,846	33,699
*	Ce Consumer Electronic AG	75,235	82,136
	Cewe Color Holding AG	38,395	2,333,586
*	Cinemaxx AG	3,100	6,409
*	CNV Vermoegensverwaltungs AG	2,500	29,005
#	Comdirect Bank AG	497,939	3,910,197
	Computerlinks AG	10,900	169,119
*	Concord Effekten AG	4,400	8,767
*	Condomi AG	19,900	25,023
*	COR AG Insurance Technologies	12,700	42,895
* #	Cybio AG	13,320	63,608
* #	D. Logistics AG	237,908	624,274
#	DAB Bank AG	61,779	528,462
*	DAS Werk AG	10,600	523
	Data Modul AG	16,013	239,204
*	DEAG Deutsche Entertainment AG	81,973	240,288
	Deutsche Euroshop AG	168,045	9,987,438
* #	Deutz AG	130,266	722,734
	Dierig Holding AG	8,750	107,949
*	Drillisch AG	36,400	187,301
* #	Duerr Beteiligungs AG	55,310	1,027,440
	DVB Bank AG	11,529	1,988,611
	Dyckerhoff AG DM50	29,750	1,284,957
	Eckert and Ziegler Strahlen - und Medizintechnik AG	27,600	470,341
	Elmos Semiconductor AG	15,050	229,351
* #	Em.TV AG	36,712	246,839
* #	Epcos AG	475,386	5,900,099
*	Escada AG	64,090	1,502,653
* #	Evotec Biosystems AG	422,869	1,392,871
*	FJA AG	16,618	90,290
#	Freenet.De AG	58,386	1,626,757
*	Gesco AG	11,877	432,619
* #	GFT Technologies AG	92,927	215,339
*	Gontard & Metallbank AG	46,008	12,998
*	GPC Biotech AG	72,300	895,243
*	Herlitz AG	26,031	158,274
*	Hoeft & Wessel AG	52,955	442,920
	Hucke AG	39,149	161,188
	Hutschenreuther AG	8,591	109,167
	Hyrican Informations Systeme AG	5,601	63,640
*	I-D Media AG	11,265	32,631
*	IM International Media AG	223,556	248,083
*	Innovation in Traffic Systems AG	13,500	81,537
	Interseroh AG	3,600	112,447
* #	Intershop Deutschland AG	2,398	5,515

20

*	Intertainment AG	14,082	32,999
*	IPC Archtec AG	15,800	26,790
*	Isra Vision Systems AG	14,386	334,907
	IVG Immobilien AG	178,878	3,805,603
	Iwka AG	308,474	7,340,076
* #	Jenoptik AG	532,436	5,157,453
	Kampa-Haus AG	35,200	240,888
*	Kaufring AG	5,600	2,073
	Kloeckner-Werke AG	177,348	2,573,986
*	Kontron AG	215,645	1,667,992
	Krones AG	4,700	507,664
*	KSB AG	4,650	887,068
	KWS Kleinwanzlebener Saatzucht AG	714	580,734
*	Leica Camera AG	2,263	22,425
*	Leifheit AG	23,042	645,494
	Leoni AG	48,900	1,508,432
*	Loesch Umweltschutz AG	16,000	13,028
*	Loewe AG	48,538	724,714
	LPKF Laser & Electronics AG	7,700	46,415
*	M & S Elektronik AG	19,600	4,715
*	Mania Technologie AG	12,100	18,600
*	Mannheimer Aktiengesellschaft Holding AG	27,000	105,555
*	Marbert AG	6,800	20,177
*	Maxdata AG	113,610	528,334
*	Mediantis AG	10,950	26,697
*	Mediclin AG	49,940	123,596
* #	Medigene AG	43,900	443,082
#	Medion AG	264,041	4,209,933
*	Mosaic Software AG	21,800	43,548
*	MWB Wertpapierhandelshaus AG	15,700	54,551
*	MWG Biotech AG	127,600	49,240
	Nemetschek AG	20,847	409,800
* #	Nexus AG	80,925	424,343
	Norddeutsche Affinerie AG	326,714	7,377,333
	Norddeutsche Steingutfabrik AG	10,182	99,311
*	Nordwest Handel AG	11,313	87,121
*	November AG	57,639	293,204
* #	Pandatel AG	28,300	49,049
*	Parsytec AG	86,026	298,778
	PC-Ware Information Technologies AG	39,694	629,312
*	Personal & Informatik AG	2,150	33,670
*	Pfleiderer AG	91,797	1,774,752
*	Pironet NDH AG	91,215	503,300
*	Pixelpark AG	19,750	37,530
*	Plambeck Neue Energien AG	72,465	78,945
*	Plasmaselect AG	201,182	1,936,359
* #	Primacom AG	62,300	322,727
*	Produkte und Syteme der Informationstechnologie AG	114,771	626,079
*	Ravensberg Bau-Beteiligungen AG	29,500	5,599
*	Realtech AG	20,200	157,126
* #	REpower Systems AG	27,461	630,924
	Rheinmetall Berlin AG	85,490	5,096,714
*	Rinol AG	15,000	39,200
*	Roesch Medizintechnik AG	7,300	2,081
*	Rohwedder AG	31,792	302,196
*	RTV Family Entertainment AG	2,480	3,855
*	Ruecker AG	25,400	206,422
*	Saltus Technology AG	5,900	36,982
	Salzgitter AG	450,405	16,816,722
#	Sartorius AG	20,000	514,202
	Schlott Sebaldus AG	29,189	1,002,263
	Sektkellerei Schloss Wachenheim AG	2,900	36,266
*	Senator Entertainment AG	10,730	16,509
*	Ser Systeme AG	9,400	1,093
*	SHS Informationssysteme AG	17,611	75,327
* #	Singulus Technologies AG	312,386	4,368,329
*	SinnerSchrader AG	14,498	24,891
	Sixt AG	80,700	2,199,151
	Stahl (R.) AG	15,700	406,417
*	Steag Hamtech AG	78,350	161,278
*	Stoehr & Co. AG	44,310	202,261
*	Strabag AG	17,199	1,187,862
* #	Suess Microtec AG	151,403	925,319
	Syskoplan AG	16,400	128,176
	Syzygy AG	52,485	301,473

21

*	SZ Testsysteme AG	7,000	924
	Technotrans AG	25,800	528,569
*	Textilgruppe Hof AG	22,530	197,024
*	TFG Venture Capital AG & Co. KGAA	184,541	542,154
	TTL Information Technology AG	22,800	76,853
*	TV Loonland AG	22,500	60,921
	Umweltbank AG	25,780	314,815
*	Value Management & Research AG	75,180	439,976
*	Varetis AG	18,084	243,944
*	VBH (Vereinigter Baubeschlag-Handel) AG	6,000	19,741
*	Vereinigte Deutsche Nickel-Werke AG	43,909	20,009
	Vossloh AG	39,200	2,261,205
*	W.O.M. World of Medicine AG	68,273	266,416
*	WCM Beteiligungs AG	2,824,892	1,503,098
	Westag and Getalit AG, Rheda-Wiedenbrueck	10,653	116,256
*	Windhoff AG	11,400	1,467
	Wuerttembergische Lebensversicherung AG	15,823	374,675
	Wuerttembergische Metallwarenfabrik AG	64,620	1,140,053
* #	Zapf Creation AG	26,451	299,218
TOTAL COMMON STOCKS (Cost $126,735,547)			164,886,293

RIGHTS/WARRANTS — (0.0%)
*	Em.TV AG Options 04/18/06	36,712	50,274
*	FJH AG Rights 09/02/05	16,618	0
*	Leica Camera AG Rights 08/24/05	20,373	0
TOTAL RIGHTS/WARRANTS (Cost $128,548)			50,274

TOTAL — GERMANY (Cost $126,864,095)			164,936,567

SWITZERLAND — (3.3%)
COMMON STOCKS — (3.3%)
	AFG Arbonia-Forster Holding AG	10,550	2,961,959
	Allreal Holding AG	36,534	3,440,382
	Also Holding AG	945	294,061
	Ascom Holding AG	160,800	2,654,464
	Baloise-Holding	131,550	6,997,006
	Bank Coop AG	11,560	580,407
	Banque Cantonale de Geneve	8,520	1,295,063
	Banque Cantonale du Jura	800	249,409
	Banque Cantonale Vaudoise	16,398	4,443,369
	Batigroup Holding AG	53,933	928,913
*	Berna Biotech	293,607	2,635,440
	Bobst Group SA	118,492	5,585,175
	Bossard Holding AG	5,450	353,897
*	Bucher Industries AG	66,310	5,181,708
	Caisse d’Epargne Cantonale Vaudoise, Lausanne	1,900	2,119,316
	Calida Holding AG	400	137,336
*	Card Guard AG	94,100	303,281
	Carlo Gavazzi Holding AG	3,311	378,322
	Charles Voegele Holding AG	94,443	7,678,490
*	Converium Holding AG	440,255	4,029,052
	Conzzeta Holdings AG	3,340	4,199,701
*	COS Computer Systems AG	27,144	842,735
*	Crealogix Holding AG	1,401	74,245
	Daetwyler Holding AG, Atldorf	1,090	3,287,915
	Escor Casino & Entertainment AG	6,483	123,183
#	Feintol International Holding AG	4,290	1,077,324
*	Fischer (Georg) AG, Schaffhausen	22,887	7,479,203
*	Flughafen Zuerich AG	49,800	8,501,553
*	Forbo Holding AG, Eglisau	11,378	2,428,647
	Getaz Romang Holding SA	3,371	1,364,498
*	Golay-Buchel Holding SA, Lausanne	125	106,650
	Gurit-Heberlein AG	2,860	2,588,897
	Helvetia Patria Holding	35,569	6,331,556
	Industrieholding Cham AG, Cham	8,122	2,753,501
*	Intershop Holding AG	1,561	312,377
*	Isotis SA	648,598	938,376
	Jelmoli Holding AG	730	1,085,945
*	Kardex AG, Zuerich	11,525	504,879

22

	Leica Geosystems Holdings AG	3,500	1,551,772
*	Lem Holdings AG, Lyss	1,880	783,520
	Metraux Services SA	1,967	270,399
*	Mikron Holding AG, Biel	1,251	16,846
*	Moevenpick-Holding, Zuerich	2,360	582,821
*	Nextrom Holding SA	250	2,232
*	PSP Swiss Property AG	157,405	7,082,359
	Schweizerhall Holding AG	20,386	1,910,331
#	Schweizerische National Versicherungs Gesellschaft	7,537	3,929,175
	Siegfried Holding AG	10,453	1,292,930
*	Sihl	750	1,794
*	Sika Finanz AG, Baar	870	670,415
	St. Galler Kantonalbank	6,370	1,847,278
	Sulzer AG, Winterthur	16,040	7,630,974
	Swiss Prime Site AG	149,750	7,187,647
*	Swisslog Holding AG	245,500	218,082
*	Tornos Holding SA	16,000	144,614
*	UMS Schweizerische Metallwerke Holding AG, Bern	3,200	37,324
* #	Unaxis Holding AG	11,890	1,699,189
	Valiant Holding AG	6,655	599,962
	Valora Holding AG	100	18,655
	Vaudoise Assurances Holdings	9,980	1,100,059
*	Von Roll Holding AG, Gerlafingen	30,090	55,182
*	Wmh Walter Meier Holding AG, Zuerich	10,533	698,374
	Zehnder Holding AG	50	62,137
	Zschokke Holding SA, Geneve	2,548	1,655,505
*	Zueblin Holding AG	265,924	2,309,384
TOTAL COMMON STOCKS (Cost $91,104,163)			139,607,195

INVESTMENT IN CURRENCY — (0.0%)
*	Swiss Francs		937,082
(Cost $927,008)
TOTAL — SWITZERLAND (Cost $92,031,171)			140,544,277

FINLAND — (3.1%)
COMMON STOCKS — (3.1%)
	Amanda Capital Oyj	190,425	506,513
	Amer-Yhtymae Oyj Series A	241,800	4,430,440
	Aspocomp Group Oyj	123,800	575,694
	Bank of Aland, Ltd.	5,700	147,604
*	Benefon Oyj	19,000	8,049
	Componenta Oyj	76,000	676,281
	Efore Oyj	62,600	156,061
#	Elcoteq Network Oyj	197,318	4,074,359
	Elisa Communications Corp.	6,247	113,728
*	eQ Oyj	131,840	340,232
*	Evox Rifa Group Oyj	120,395	13,424
	Finnair Oyj	607,600	6,991,037
	Finnlines Oyj	496,200	8,814,593
	Fiskars Oyj AB Series A	169,560	2,248,606
	HK Ruokatalo Oyj Series A	235,900	2,688,935
	Honkarakenne Oyj Series B	15,900	93,503
#	Huhtamaki Van Leer Oyj	1,251,450	20,398,434
	Ilkka-Yhtyma Oyj	14,620	191,413
*	Incap Oyj	8,500	19,442
	Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B	11,601	191,783
	Kemira GrowHow Oyj	26,158	206,519
	Kemira Oyj	555,500	7,821,182
	Laennen Tehtaat Oyj	45,750	791,279
	Lemminkainen Oyj	72,800	2,350,502
	Leo Longlife Oyj	25,350	165,089
	Metsaemarkka Oyj Series B	6,968	60,238
	M-Real Oyj Series B	903,030	4,932,872
*	Okmetic Oyj	130,875	290,107
	Okobank Class A	705,880	11,115,760
	Olvi Oyj Series A	39,650	817,155
	Raisio Group P.L.C. Series V	1,088,900	3,105,385
	Rautaruukki Oyj Series K	1,259,410	25,398,527
	Raute Oyj Series A	25,100	405,175
*	Satama Interactive Oyj	42,000	49,794

23

	Scanfil Oyj	5,000	25,521
	Sponda Oyj	694,535	7,171,832
	SSH Communications Oyj	308,500	385,442
*	Stonesoft Corp.	282,398	223,883
	Tamfelt Oyj	2,100	21,863
*	Tecnomen Holding Oyj	699,797	1,614,846
	Tulikivi Oyj	29,500	240,129
	Turkistuottajat Oyj	9,900	97,177
	Viking Line AB	18,100	473,628
	Wartsila Corp. Oyj Series B	324,450	9,597,534
	Yit-Yhtymae Oyj	106,200	4,035,851

TOTAL — FINLAND (Cost $89,306,837)			134,077,421

SWEDEN — (3.1%)
COMMON STOCKS — (3.1%)
*	Active Biotech AB	15,000	103,179
	Angpannefoereningen AB Series B	9,850	239,472
*	Artimplant AB Series B	255,000	211,202
	B & N Bylock & Nordsjoefrakt AB Series B	227,500	1,024,677
	Beijer AB Series B	48,300	957,008
	Beijer Alma AB Series B	27,300	600,691
	Bergman & Beving AB Series B	110,100	1,430,258
	Biacore International AB	20,350	541,824
	Bilia AB Series A	219,650	4,213,583
#	Billerud AB	527,100	6,537,819
*	BioGaia AB Series B	28,000	56,367
*	Boliden AB	1,788,550	8,678,553
*	Bong Ljungdahl AB	64,100	457,585
*	Boras Waefveri AB Series B	15,900	58,381
	Capona AB	88,742	1,214,700
#	Carbo AB	241,100	5,771,691
#	Castellum AB	314,000	11,069,622
	Cloetta AB Series B	18,600	561,633
	Concordia Maritime AB Series B	172,100	777,104
*	Consilium AB Series B	8,000	32,332
*	Doro AB Series A	1,200	5,018
*	Duroc AB Series B	1,400	3,719
*	Elekta AB	13,100	592,905
*	Enea Data AB Series B	183,400	115,572
	Expanda AB	78,200	415,126
	Fabege AB	308,770	5,450,863
*	Framtidsfabriken AB	884,520	79,884
*	Frontec AB Series B	478,900	635,008
	Geveko AB Series B	28,900	754,236
*	Glocalnet AB	160,000	75,333
	Gunnebo AB	28,600	282,129
*	Gunnebo Industrier AB	4,840	57,014
#	Haldex AB	248,000	4,483,053
	Hiq International AB	45,000	255,616
* #	IBS AB Series B	711,950	2,025,028
*	Industrial & Financial Systems AB Series B	293,000	314,480
*	Intellecta AB Series B	7,100	39,197
*	Intentia International AB Series B	556,000	1,509,275
*	JM AB	174,400	6,484,076
	Karlshamns AB	11,900	216,200
*	Klippans Finpappersbruk AB	30,800	47,364
	Klovern AB	491,878	1,498,795
#	Kungsleden AB	556,000	14,251,573
	Lagercrantz Group AB Series B	166,135	517,440
	Lennart Wallenstam Byggnads AB Class B	398,000	4,525,744
	Ljungberg Gruppen AB Series B	4,200	106,844
*	Lundin Mining Corp.	1,421	15,024
*	Mandator AB	197,500	37,371
*	Medivir Series B	27,250	222,971
*	Micronic Laser Systems AB	26,000	282,809
	Naerkes Elektriska AB Series B	57,350	947,702
	NCC AB Series A	45,400	781,702
	NCC AB Series B	423,800	7,433,428
#	Nolato AB Series B	89,900	771,033
	Observer AB	864,800	3,663,759
	OEM International AB Series B	10,100	196,769

24

*	Ortivus AB	80,300	309,271
	Partnertech AB	36,982	416,019
	PEAB AB Series B	386,200	4,415,794
* #	Pergo AB	469,716	2,361,239
	Poolia AB Series B	147,200	653,333
*	Proact It Group AB	69,000	194,209
	Profilgruppen AB	25,600	206,556
	Protect Data AB	15,600	251,722
*	PyroSequencing AB	165,782	216,026
*	Rorvik Timber AB	30,600	52,282
#	Rottneros Bruk AB	1,191,000	1,094,910
	Salus Ansvar AB Series B	36,600	172,341
*	Scribona AB Series A	15,700	36,573
* #	Scribona AB Series B	339,100	694,660
*	Semcon AB	30,500	226,504
*	Skanditek Industrifoervaltnings AB	46,200	156,486
*	Studsvik AB	37,200	802,477
	Sweco AB Series B	47,050	1,073,723
*	Teleca AB Series B	413,400	1,865,378
*	Teligent AB	74,500	264,396
	Trelleborg AB Series B	615,000	10,409,215
*	Viking Telecom AB	29,100	7,925
	Westergyllen AB Series B	29,600	219,594
*	Wihlborgs Fastigheter AB	61,754	1,516,193
	Xponcard Group AB	18,203	420,236

TOTAL — SWEDEN (Cost $91,656,183)			131,668,803

HONG KONG — (2.8%)
COMMON STOCKS — (2.8%)
	Aeon Credit Service (Asia) Co., Ltd.	416,000	314,769
	ALCO Holdings, Ltd.	710,000	282,550
	Allan International Holdings, Ltd.	1,086,000	147,149
	Allied Group, Ltd.	1,183,000	1,591,398
	Allied Properties, Ltd.	1,859,500	1,132,197
*	Applied International Holdings, Ltd.	1,150,000	44,950
*	APT Satellite Holdings, Ltd.	1,032,000	163,075
	Artel Solutions Group Holdings, Ltd.	3,320,000	53,826
*	A-S China Plumbing Products, Ltd.	125,000	25,077
	Asia Aluminum Holdings, Ltd.	14,821,000	1,493,257
*	Asia Commercial Holdings, Ltd.	35,960	2,307
	Asia Financial Holdings, Ltd.	3,538,106	938,176
	Asia Standard International Group, Ltd.	17,710,666	872,249
*	Asia Tele-Net & Technology Corp., Ltd.	200,000	7,578
*	Asia Zirconium, Ltd.	1,316,000	137,040
	Associated International Hotels, Ltd.	1,280,000	1,156,869
	Automated Systems Holdings, Ltd.	116,000	28,820
*	Beauforte Investors Corp., Ltd.	440,000	20,562
*	Capital Estate, Ltd.	720,000	1,112
*	Capital Publications, Ltd.	1,015,200	29,522
*	Catic International Holdings, Ltd.	11,556,000	154,191
	CCT Telecom Holdings, Ltd.	1,682,800	210,291
*	Celestial Asia Securities Holdings, Ltd.	251,900	8,473
*	Century City International Holdings, Ltd.	2,863,067	41,784
#	Champion Technology Holdings, Ltd.	4,704,046	747,692
	Cheuk Nang (Holdings), Ltd.	48,057	27,556
	Chevalier International Holdings, Ltd.	1,006,491	1,072,214
*	Chi Cheung Investment Co., Ltd.	431,085	145,764
*	China Aerospace International Holdings, Ltd.	8,958,600	422,696
*	China Bio-medical Group, Ltd.	258,750	4,994
	China Everbright International, Ltd.	3,610,000	200,855
*	China Everbright Technology, Ltd.	7,196,000	250,951
#	China Everbright, Ltd.	2,508,000	1,008,427
	China Hong-Kong Photo Products Holdings, Ltd.	3,627,000	438,800
*	China Investments Holdings, Ltd.	1,186,800	25,655
*	China Motion Telecom International, Ltd.	522,000	10,689
	China Motor Bus Co., Ltd.	57,000	470,086
	China Online (Bermuda), Ltd.	1,062,600	173,419
	China Overseas Land & Investment, Ltd.	8,660,000	2,143,414
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	994,000	156,613
	China Rare Earth Holdings, Ltd.	3,562,000	376,789
	China Resources Land, Ltd.	5,278,000	1,325,599

25

*	China Rich Holdings, Ltd.	510,800	7,887
*	China Sci-Tech Holdings, Ltd.	541,600	11,267
*	China Star Entertainment, Ltd.	607,380	21,317
*	China State Construction International Holdings, Ltd.	481,111	60,668
*	China Strategic Holdings, Ltd.	2,225,250	237,240
	China Travel International Investment, Ltd.	8,228,000	2,559,255
	Chinese Estates Holdings, Ltd.	3,772,000	3,889,218
	Chinney Investments, Ltd.	1,912,000	187,813
	Chow Sang Sang Holdings International, Ltd.	1,534,800	847,229
	Chuangs China Investments, Ltd.	3,328,000	177,545
	Chuang’s Consortium International, Ltd.	5,535,760	475,541
	Chun Wo Holdings, Ltd.	2,688,000	289,427
	City e Solutions, Ltd.	472,964	56,475
*	City Telecom (H.K.), Ltd.	1,932,000	205,068
*	CNT Group, Ltd.	1,428,000	23,868
*	Coastal Greenland, Ltd.	5,760,000	193,704
	COFCO International, Ltd.	1,032,000	443,198
*	Computer & Technologies Holdings, Ltd.	336,000	35,661
	Continental Holdings, Ltd.	506,000	60,236
	Continental Mariner Investment Co., Ltd.	3,260,000	500,028
	COSCO International Holdings, Ltd.	2,236,000	327,158
	Coslight Technology International Group, Ltd.	2,330,000	453,590
	Cosmos Machinery Enterprises, Ltd.	455,400	21,461
*	Crocodile Garments, Ltd.	1,720,000	116,272
*	Dan Form Holdings Co., Ltd.	3,233,000	160,835
*	DigitalHongKong.com	12	0
*	Dynamic Global Holdings, Ltd.	990,000	5,350
	Dynamic Holdings, Ltd.	624,000	98,492
	Easyknit International Holdings, Ltd.	6,022,400	161,295
*	Emperor Entertainment Hotel, Ltd.	111,600	36,042
	Emperor International Holdings, Ltd.	4,051,000	1,004,364
*	eSun Holdings, Ltd.	2,384,400	569,766
	Ezcom Holdings, Ltd.	67,280	416
#	Far East Consortium International, Ltd.	2,499,501	1,086,175
*	Far East Hotels & Entertainment, Ltd.	1,428,000	98,300
*	Far East Technology International, Ltd.	81,600	13,780
	First Sign International Holdings, Ltd.	2,440,000	85,606
	Four Seas Frozen Food Holdings, Ltd.	814,000	106,300
*	GeoMaxima Energy Holdings, Ltd.	2,950,000	20,878
*	Global China Group Holdings, Ltd.	3,050,000	143,819
	Global Green Tech Group, Ltd.	3,882,000	390,876
	Gold Peak Industries (Holdings), Ltd.	2,021,000	370,599
	Golden Resources Development International, Ltd.	4,741,000	201,581
*	Gold-Face Holdings, Ltd.	1,158,000	0
	Goldlion Holdings, Ltd.	3,328,000	486,033
*	Golik Holdings, Ltd.	1,216,000	37,732
*	Gorient Holdings, Ltd.	2,697	8
	Grande Holdings, Ltd.	450,000	405,195
#	Great Eagle Holdings, Ltd.	1,661,537	4,941,393
*	Great Wall Cybertech, Ltd.	11,392,830	14,659
	Group Sense (International), Ltd.	1,462,000	92,853
	Guangzhou Investment Co., Ltd.	28,430,000	2,761,170
*	G-Vision International (Holdings), Ltd.	298,000	3,796
	Hang Fung Gold Technology, Ltd.	2,536,000	406,637
	Hanny Holdings, Ltd.	388,450	177,706
*	Hansom Eastern (Holdings), Ltd.	104,130	9,443
	Harbour Centre Development, Ltd.	1,452,000	2,476,326
*	Hen Fung Holdings, Ltd.	431,200	8,845
	High Fashion International, Ltd.	962,000	210,623
#	HKR International, Ltd.	5,172,000	3,461,315
	Hon Kwok Land Investment Co., Ltd	1,438,000	360,920
	Hong Kong and Shanghai Hotels, Ltd.	3,912,798	4,558,676
	Hong Kong Catering Management, Ltd.	384,000	76,334
*	Hong Kong Construction Holdings, Ltd.	4,107,000	329,081
	Hong Kong Ferry (Holdings) Co., Ltd.	1,744,000	2,139,607
*	Hong Kong Parkview Group, Ltd.	646,000	30,755
	Hongkong Chinese, Ltd.	4,850,000	632,605
*	Hop Hing Holdings, Ltd.	604,000	19,430
	Hopewell Holdings, Ltd.	1,493,800	3,850,518
	Hopson Development Holdings, Ltd.	1,758,000	1,405,549
	Hsin Chong Construction Group, Ltd.	1,920,000	110,651
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,212,000	127,857
	Huafeng Textile International Group, Ltd.	2,122,000	117,592
*	Hualing Holdings, Ltd.	12,475,000	160,376
	Hysan Development Co., Ltd.	325,519	817,086

26

*	I-China Holdings, Ltd.	388,360	9,372
*	Imagi International Holdings, Ltd.	324,000	61,724
*	Interchina Holdings Co., Ltd.	10,380,000	64,362
	International Bank of Asia, Ltd.	2,621,000	931,916
*	Inworld Group, Ltd.	40,798	53
	ITC Corp., Ltd.	3,868,000	261,442
*	Jessica Publications, Ltd.	1,015,200	35,270
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	0
#	Jinhui Holdings Co., Ltd.	978,000	326,083
#	K Wah International Holdings, Ltd.	4,766,244	1,770,168
*	Kader Holdings Co., Ltd.	857,000	25,860
	Karce International Holdings Co., Ltd.	1,608,000	62,482
	Keck Seng Investments (Hong Kong), Ltd.	570,000	159,864
	Kee-Shing Holdings Co., Ltd.	256,000	28,150
	Kin Yat Holdings, Ltd.	1,172,000	94,089
	King Fook Holdings, Ltd.	338,000	20,980
	Kowloon Development Co., Ltd.	1,157,000	1,254,980
	KTP Holdings, Ltd.	758,000	50,022
	Kwoon Chung Bus Holdings, Ltd.	1,432,000	259,338
*	Lai Fung Holdings, Ltd.	4,773,437	119,636
*	Lai Sun Development Co., Ltd.	3,358,800	57,731
*	Lai Sun Garment (International), Ltd.	4,286,000	250,519
	Lam Soon (Hong Kong), Ltd.	203,250	70,120
	Lerado Group (Holding) Co., Ltd.	476,000	41,123
*	LifeTec Group, Ltd.	7,460,000	98,860
	Lippo, Ltd.	1,558,000	375,741
	Liu Chong Hing Bank, Ltd.	1,997,000	3,091,847
	Liu Chong Hing Investment, Ltd.	1,360,000	1,371,653
	Luks Industrial Group, Ltd.	1,526,560	217,797
*	MACRO-LINK International Holdings, Ltd.	843,750	18,206
	Magnificent Estates, Ltd.	19,628,600	424,403
*	Media Partners International Holdings, Inc.	2,794,000	215,150
	Melbourne Enterprises, Ltd.	41,000	172,370
	Midas International Holdings, Ltd.	2,242,000	159,020
*	Min Xin Holdings, Ltd.	1,652,000	333,093
	Miramar Hotel & Investment Co., Ltd.	1,587,000	2,547,182
*	Morning Star Resources, Ltd.	3,075,000	23,278
*	Nam Fong International Holdings, Ltd.	1,740,000	16,792
*	Nam Hing Holdings, Ltd.	538,000	11,677
	Nanyang Holdings, Ltd.	101,350	121,251
	National Electronics Holdings, Ltd.	5,104,000	154,548
*	New City (Beijing) Development, Ltd.	6,760	230
	New Hanison Construction Hldg	289,216	23,144
* #	New World China Land, Ltd.	5,728,000	1,831,207
*	New World Cyberbase, Ltd.	4,240	156
	New World Development Co., Ltd.	6,876,736	8,833,993
*	New World TMT, Ltd.	3,009,400	175,231
	Ngai Lik Industrial Holdings, Ltd.	682,000	99,717
*	Nippon Asia Investments Holdings, Ltd.	749,100	5,494
*	Onfem Holdings, Ltd.	2,374,000	139,905
	Orient Power Holdings, Ltd.	2,182,573	74,570
	Oriental Watch Holdings, Ltd.	1,128,000	225,646
#	Pacific Andes International Holdings, Ltd.	3,386,000	616,717
	Pacific Century Insurance Holdings, Ltd.	478,000	191,817
*	Pacific Plywood Holdings, Ltd.	10,094,000	38,050
#	Paul Y. ITC Construction Holdings, Ltd.	2,669,088	476,554
	Peace Mark Holdings, Ltd.	537,510	140,839
	Perfectech International Holdings, Ltd.	966,000	72,067
#	Pico Far East Holdings, Ltd.	1,554,000	359,624
	Playmates Holdings, Ltd.	1,492,000	241,647
	Pokfulam Development Co., Ltd.	244,000	99,184
*	Pokphand (C.P.) Co., Ltd.	7,548,000	445,366
*	Poly Investments Holdings, Ltd.	1,428,000	17,917
*	Premium Land, Ltd.	1,792,500	34,597
	Proview International Holdings, Ltd.	2,524,000	208,526
*	QPL International Holdings, Ltd.	651,000	74,276
#	Regal Hotels International Holdings, Ltd.	34,424,179	3,399,835
*	Rexcapital International Holdings, Ltd.	5,170,090	89,809
*	Rivera Holdings, Ltd.	3,152,000	91,459
*	Riverhill Holdings, Ltd.	54,398	756
*	RNA Holdings, Ltd.	580,200	2,016
	Roadshow Holdings, Ltd.	2,956,000	324,775
	S.A.S.Dragon Holdings, Ltd.	862,400	89,115
	San Miguel Brewery Hong Kong, Ltd.	1,130,400	263,278
	Sea Holdings, Ltd.	1,444,000	544,476

27

*	Seapower Resources International, Ltd.	167,100	3,066
*	Shanghai Land Holdings, Ltd.	352,000	0
#	Shanghai Real Estates, Ltd.	3,878,000	530,680
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,270,974	250,801
	Shenyin Wanguo (Hong Kong), Ltd.	2,085,000	188,646
	Shougang Concord Century Holdings, Ltd.	1,000,000	73,418
*	Shougang Concord Grand (Group), Ltd.	833,000	68,024
*	Shougang Concord Technology Holdings, Ltd.	6,119,035	266,176
*	Shun Ho Resources Holdings, Ltd.	510,000	40,290
	Shun Ho Technology Holdings, Ltd.	814,380	69,532
*	Sincere Co., Ltd.	2,258,000	127,841
	Sino Hotels (Holdings), Ltd.	282,772	189,808
*	Sino Prosper Holdings, Ltd.	1,680,000	123,458
*	Sino-I.com, Ltd.	59,317,000	977,696
	Sinolink Worldwide Holdings, Ltd.	4,286,400	786,516
	Sinopec Kantons Holdings, Ltd.	3,866,000	579,467
	SIS International Holdings, Ltd.	326,000	25,168
	SNP Leefung Holdings, Ltd.	160,000	24,739
*	Softbank Investment International (Strategic), Ltd.	4,112,000	32,456
*	South China Holdings, Ltd.	4,060,800	113,908
	South China Industries, Ltd.	1,182,000	82,129
*	South Sea Holdings Co., Ltd.	229,609,865	1,102,709
	Starlight International Holdings, Ltd.	2,910,000	217,277
	Stelux Holdings International, Ltd.	2,779,552	318,578
	Styland Holdings, Ltd.	1,359,999	4,375
*	Sun Fook Kong Holdings, Ltd.	4,518,000	75,829
	Sun Hung Kai & Co., Ltd.	3,340,000	945,907
	Sunway International Holdings, Ltd.	1,002,000	33,530
	Tai Cheung Holdings, Ltd.	1,899,000	1,173,669
	Tai Fook Securities Group, Ltd.	1,568,000	199,744
	Tai Sang Land Development, Ltd.	1,033,900	358,484
	Tak Sing Alliance Holdings, Ltd.	1,299,335	53,931
#	Tan Chong International, Ltd.	2,943,000	568,300
	TCC International Holdings, Ltd.	62,000	9,527
#	TCL International Holdings, Ltd.	7,386,000	1,356,351
	Tern Properties Co., Ltd.	168,000	53,610
*	Tian An China Investments Co., Ltd.	2,765,700	646,716
	Tian Teck Land, Ltd.	800,000	270,609
	Tianjin Development Holdings, Ltd.	2,878,000	1,095,678
*	Tomorrow International Holdings, Ltd.	330,600	23,897
	Topsearch International (Holdings), Ltd.	2,732,000	331,943
	Tungtex (Holdings) Co., Ltd.	558,000	203,422
*	Tysan Holdings, Ltd.	614,000	15,801
*	U-Cyber Technology Holdings, Ltd.	370,000	6,204
*	Universe International Holdings, Ltd.	301,756	2,102
	USI Holdings, Ltd.	671,999	219,840
	Van Shung Chong Holdings, Ltd.	1,672,000	179,052
	Wai Kee Holdings, Ltd.	2,863,000	553,260
	Wellnet Holdings, Ltd.	4,363,000	348,873
	Wheelock Properties, Ltd.	6,271,000	4,384,289
*	Winfoong International, Ltd.	4,248,000	281,012
	Wing On Co. International, Ltd.	1,049,000	1,496,466
*	Wing On Travel Holdings, Ltd.	241,200	40,042
*	Wing Shan International, Ltd.	2,084,000	91,605
	Winsor Properties Holdings, Ltd.	110,000	123,519
*	Wo Kee Hong Holdings	4,282,332	35,542
	Wong’s International (Holdings), Ltd.	209,000	19,383
	World Houseware (Holdings), Ltd.	672,342	18,188
	Y. T. Realty Group, Ltd.	1,166,000	174,220
	Yangtzekiang Garment Manufacturing Co., Ltd.	372,000	88,529
*	Yaohan International Holdings, Ltd.	1,660,000	0
	Yau Lee Holdings, Ltd.	1,409,750	113,014
*	Yue Fung International Group Holding, Ltd.	31,490	4,255
	Yugang International, Ltd.	29,698,000	457,003
*	Zhu Kuan Development Co., Ltd.	2,226,000	149,015
TOTAL COMMON STOCKS (Cost $92,170,396)			120,785,070

INVESTMENT IN CURRENCY — (0.0%)
*	Hong Kong Dollars		25,320
(Cost $25,330)

RIGHTS/WARRANTS — (0.0%)
*	China Credit Holdings Warrants 07/31/06	43,120	111

28

*	Global Green Tech Group, Ltd. Warrants 07/07/07	267,600	7,575
*	Global Green Tech Group, Ltd. Warrants 07/07/08	267,600	3,788
*	Playmates Holdings, Ltd. Warrants 05/23/06	298,400	7,103
TOTAL RIGHTS/WARRANTS (Cost $0)			18,577

TOTAL — HONG KONG (Cost $92,195,726)			120,828,967

NETHERLANDS — (2.7%)
COMMON STOCKS — (2.7%)
	AM NV	548,108	6,537,454
	Batenburg Beheer NV	1,800	88,000
*	Begemann Groep NV	24,247	110,680
*	Begemann Groep NV Series B	44,600	10,454
	Boskalis Westminster NV	23,304	1,021,051
#	Brunel International NV	22,100	357,026
#	Buhrmann NV	1,304,396	15,947,423
	DOCdata NV	24,290	166,188
* #	Draka Holding NV	181,764	2,856,972
*	Econosto NV	23,804	87,183
	Gamma Holding NV	58,811	2,689,085
	Gemeenschappeljk Bezit Crown van Gelder NV	35,962	884,562
	Grolsche NV	5,808	166,741
	Grontmij NV	20,061	1,343,805
* #	Hagemeyer NV	3,979,039	10,875,525
	Heijmans NV	259,547	12,888,493
	Kas Bank NV	108,358	2,474,832
*	Kendrion NV	51,681	110,482
	Koninklijke Bam NV	81,843	6,227,828
	Koninklijke Ten Cate NV	46,495	4,595,766
	Koninklijke Vopak NV	87,153	2,514,045
	MacIntosh NV	23,191	988,721
*	Maverix Capital NV	900	42,193
	Nutreco Holding NV	19,168	856,624
	Oce NV	766,858	11,579,988
	Reesink NV	2,110	192,810
	Roto Smeets de Boer NV	22,107	1,366,156
*	Samas-Groep NV	62,743	496,636
*	Seagull Holding NV	2,000	7,267
* #	Semiconductor Industries NV	222,300	1,031,880
	Smit Internationale NV	27,875	1,651,152
	Stork NV	92,187	4,607,264
*	Textielgroep Twenthe NV	1,200	3,701
*	Tulip Computers NV	38,643	8,556
	Twentsche Kabel Holding NV	23,496	1,098,672
	Univar NV	181,591	7,018,456
	Van Der Mollen Holding NV	407,948	2,061,574
* #	Versatel Telecom International NV	2,104,210	5,780,490
	Wegener Arcade NV	190,704	2,235,163

TOTAL — NETHERLANDS (Cost $78,518,965)			112,980,898

ITALY — (2.3%)
COMMON STOCKS — (2.3%)
*	A.S. Roma SpA	208,000	157,316
	Acegas SpA	166,275	1,736,489
	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	390,465	3,171,492
* #	Alitalia Linee Aeree Italiane SpA Series A	17,578,590	5,432,493
	Banca Popolare Dell’etruria e Del Lazio Scrl	208,032	3,319,224
	Banca Popolare di Spoleto SpA	500	5,561
	Banco Piccolo Valellinese Scarl SpA	11,847	166,750
	Benetton Group SpA	498,034	4,905,399
	Biesse SpA	120,000	873,442
	Buzzi Unicem SpA	28,500	449,897
	Caltagirone Editore SpA	392,553	3,510,782
	Caltagirone SpA	595,400	5,034,151
	Carraro SpA	108,000	569,770
	Cembre SpA	12,452	57,196
	Cementir Cementerie del Tirreno SpA	929,859	4,635,989

29

	Centrale del Latte di Torino & Co. SpA	51,557	294,083
	CIR SpA (Cie Industriale Riunite), Torino	1,315,000	4,037,291
*	Cirio Finanziaria SpA	960,000	206,077
	Credito Artigiano SpA	145,269	601,097
	Cremonini SpA	115,750	329,370
*	CSP International Industria Calze SpA	97,000	128,641
#	Danieli & C.Officine Meccaniche SpA	205,825	1,420,641
#	De Longhi SpA	752,732	2,391,543
* #	Ducati Motor Holding SpA	623,105	881,789
* #	Finarte Partecipazioni Pro Arte SpA	1,472,050	148,373
#	Gefran SpA	87,647	518,302
*	Gemina SpA	1,933,934	4,527,056
*	Giacomelli SpA	168,000	37,307
*	Giovanni Crespi SpA	302,100	335,944
	Gruppo Ceramiche Ricchetti SpA	269,565	563,622
	I Grandi Viaggi SpA	214,867	315,924
* #	Immobiliare Lombardia SpA	2,796,456	911,075
	Immsi SpA	211,292	458,606
*	Impregilo SpA	317,000	1,318,170
	Industria Romagnola Conduttori Elettrici SpA	141,624	539,275
*	Intek SpA	617,950	560,664
	Italmobiliare SpA, Milano	29,780	2,139,975
	La Doria SpA	124,000	395,837
	Lavorwash SpA	43,000	174,527
#	Linificio and Canapificio Nazionale SpA	83,040	342,885
	Maffei SpA	128,000	323,096
#	Manifattura Lane Gaetano Marzotto & Figli SpA	412,638	2,238,641
* #	Meliorbanca SpA	327,438	1,234,682
	Milano Assicurazioni SpA	451,100	3,187,058
	Monrif SpA	183,000	300,546
*	Montefibre SpA	556,474	307,235
*	NGP SpA	42,059	18,161
*	Olidata SpA	170,291	220,646
*	Opengate Group SpA	22,800	53,725
*	Pagnossin SpA	79,000	98,995
*	Partecipazioni Italiane SpA	198,125	69,417
	Pininfarina SpA	15,901	475,053
#	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	1,904,588	4,389,738
	Premuda SpA	708,444	1,458,705
*	Ratti SpA	175,906	121,817
*	Reno de Medici SpA, Milano	1,355,135	1,120,875
*	Richard-Ginori 1735 SpA	134,357	102,704
	Risanamento Napoli SpA	1,381,281	5,564,112
	SAES Getters SpA	31,000	635,215
*	Sirti SpA	139,803	386,455
	SISA (Societa Imballaggi Speciali Asti SpA)	113,283	355,544
*	SNIA SpA	1,188,493	149,107
*	Societa Partecipazioni Finanziarie SpA	581,463	477,779
	Sogefi SpA	101,876	596,862
	Sol SpA	102,000	572,594
*	STA Metallurgica Italiana SpA	1,622,949	1,211,663
	Stefanel SpA	272,131	1,482,187
	Targetti Sankey SpA	100,000	675,608
	Terme Demaniali di Acqui SpA	553,330	812,585
	Trevi-Finanziaria Industriale SpA	322,240	1,117,675
*	Valentino Fashion Group	212,000	5,100,115
*	Vemer Siber Group SpA	51,584	24,284
	Vianini Industria SpA	163,800	642,725
	Vianini Lavori SpA	233,090	2,318,990
*	Zucchi (Vincenzo) SpA	122,989	571,323
TOTAL COMMON STOCKS (Cost $57,109,391)			96,019,942

RIGHTS/WARRANTS — (0.0%)
*	Roncadin SpA Warrants 10/15/07	63,180	18,200
(Cost $0)
TOTAL — ITALY (Cost $57,109,391)			96,038,142

SINGAPORE — (1.6%)
COMMON STOCKS — (1.6%)
*	Acma, Ltd.	3,856,500	81,547

30

	Allgreen Properties, Ltd.	5,592,000	4,207,903
	Amtek Engineering, Ltd.	845,000	572,586
	Apollo Enterprises, Ltd.	240,000	79,929
*	ASA Group Holdings, Ltd.	857,000	57,925
	Ascott Group, Ltd.	7,610,038	2,479,215
*	Asia Food and Properties, Ltd.	1,820,000	413,218
	Auric Pacific Group, Ltd.	57,000	36,495
	Beyonics Technology, Ltd.	2,122,500	489,317
*	Blu Inc. Group, Ltd.	1,085,000	100,015
	Bonvests Holdings, Ltd.	675,400	228,783
*	Causeway Investment, Ltd.	539,000	54,245
*	Chemical Industries (Far East), Ltd.	40,000	12,251
	China Merchants Holdings Pacific, Ltd.	469,000	159,385
	CIH, Ltd.	355,000	561,582
*	CK Tang, Ltd.	983,000	215,883
	Courts Singapore, Ltd.	760,000	257,293
	Creative Technology Co., Ltd.	120,000	998,909
	Eagle Brand Holdings, Ltd.	5,722,000	187,243
	Eastern Asia Technology, Ltd.	1,205,000	107,923
*	Econ International, Ltd.	1,412,000	37,788
	ECS Holdings, Ltd.	1,636,000	288,258
	Eng Wah Organisation, Ltd.	481,000	86,159
*	Excel Machine Tools, Ltd.	473,000	4,219
*	Federal International (2000), Ltd.	251,000	50,553
*	Firstlink Investments Corp., Ltd.	923,000	30,519
	G & W Group Holdings, Ltd.	244,039	21,044
	GB Holdings, Ltd.	231,000	133,139
	GK Goh Holdings, Ltd.	632,000	284,875
	GP Batteries International, Ltd.	395,000	383,700
	Guocoland, Ltd.	3,092,000	2,710,013
	Hiap Moh Corp., Ltd.	10,125	1,776
	Ho Bee Investment, Ltd.	1,277,000	422,634
	Hong Fok Corp., Ltd.	1,924,000	263,730
	Hong Leong Asia, Ltd.	105,000	75,885
	Hong Leong Finance, Ltd.	252,000	549,880
	Hotel Grand Central, Ltd.	655,400	216,184
	Hotel Plaza, Ltd.	942,000	566,589
#	Hotel Properties, Ltd.	2,333,000	2,089,285
	Hour Glass, Ltd.	349,000	137,012
	Hwa Hong Corp., Ltd.	3,329,000	1,198,173
	International Factors (Singapore), Ltd.	22,000	7,652
*	Interra Resources, Ltd.	27,836	4,180
*	Intraco, Ltd.	316,000	50,748
	IPC Corp., Ltd.	812,000	102,381
	Isetan (Singapore), Ltd.	152,000	335,917
	Jurong Engineering, Ltd.	199,000	294,048
	K1 Ventures, Ltd.	7,899,000	1,388,648
	Keppel Land, Ltd.	1,479,000	3,035,186
	Kian Ann Engineering, Ltd.	861,000	76,748
*	Koh Brothers, Ltd.	1,445,000	68,924
	Lee Kim Tah Holdings, Ltd.	2,313,000	420,703
*	Leong Hin Holdings, Ltd.	645,000	136,757
	Low Keng Huat Singapore, Ltd.	368,000	117,351
	Lum Chang Holdings, Ltd.	1,211,000	234,730
	Magnecomp International, Ltd.	526,000	285,772
	Marco Polo Developments, Ltd.	2,153,000	4,238,644
	MCL Land, Ltd.	1,863,000	1,489,456
	Metro Holdings, Ltd.	2,980,800	968,587
	Natsteel, Ltd.	214,000	248,372
*	Orchard Parade Holdings, Ltd.	1,293,625	297,627
	Overseas Union Enterprise, Ltd.	290,000	1,633,338
	Pan-United Corp., Ltd.	1,101,000	219,494
	Pan-United Marine, Ltd.	550,500	104,780
*	Penguin Boat International, Ltd.	642,000	48,992
	Pertama Holdings, Ltd.	105,000	19,286
	PSC Corp., Ltd.	7,126,000	359,057
	QAF, Ltd.	1,460,000	429,988
	Raffles Holdings, Ltd.	9,898,000	6,235,847
	San Teh, Ltd.	579,000	89,810
	Singapore Land, Ltd.	1,507,000	4,818,421
	Singapore Reinsurance Corp., Ltd	1,551,000	267,936
	Singapore Shipping Corp., Ltd.	2,153,000	635,630
	Singapura Finance, Ltd.	84,000	85,106
	SNP Corp., Ltd.	389,500	208,989
*	SP Corp., Ltd.	55,000	2,332

31

	Ssangyong Cement (Singapore), Ltd.	77,000	37,651
	Stamford Land Corp., Ltd.	4,308,000	718,463
	Straits Trading Co., Ltd.	2,782,200	3,996,436
*	Sunright, Ltd.	196,000	32,106
	Superior Metal Printing, Ltd.	552,000	62,324
	TT International, Ltd.	1,391,000	124,557
*	Tuan Sing Holdings, Ltd.	4,197,000	215,515
*	Ultro Technologies, Ltd.	693,000	27,371
	United Engineers, Ltd.	1,038,666	1,075,987
	United Industrial Corp., Ltd.	7,075,000	4,473,052
#	United Overseas Land, Ltd.	3,262,000	4,529,769
	United Pulp & Paper Co., Ltd.	391,000	113,198
	WBL Corp., Ltd.	445,500	855,258
	Wing Tai Holdings, Ltd.	3,320,333	2,442,188
	Xpress Holdings, Ltd.	370,000	10,907
TOTAL COMMON STOCKS (Cost $52,540,563)			68,529,281

INVESTMENT IN CURRENCY — (0.0%)
*	Singapore Dollars		326,203
(Cost $325,857)
TOTAL — SINGAPORE (Cost $52,866,420)			68,855,484

BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
	Ackermans & Van Haaren SA	7,990	346,511
	Associated Weavers International	20,791	226,914
	Banque Nationale de Belgique	969	4,629,364
	Bekaert SA	39,600	3,283,745
	CFE (Compagnie Francois d’Entreprises)	3,812	1,851,627
#	Cofinimmo SA	81,150	13,020,928
	Compagnie Maritime Belge	245,295	7,890,120
	D’Ieteren SA	13,659	3,144,880
	Exmar NV	29,600	2,454,719
	Floridienne NV	1,900	148,868
*	Immobel (Cie Immobiliere de Belgique SA)	33,202	1,517,091
*	Integrated Production & Test Engineering NV	28,600	168,199
*	Ion Beam Application SA	183,300	1,388,207
	Ipso-Ilg SA	38,662	401,195
	Nord-Sumatra Investissements SA	421	312,474
*	Papeteries de Catala SA	450	53,101
	Quick Restaurants SA	38,332	829,402
*	Quick Restaurants VVPR	27,380	338
	Recticel SA	97,731	900,222
	Rosier SA	200	31,365
*	Sait Radioholland	21,764	115,701
#	Sapec SA	7,671	823,689
*	Spector Photo Group SA	11,701	89,445
*	Systemat SA	68,225	509,003
* #	Telindus Group SA	258,206	3,156,558
#	Tessenderlo Chemie	235,667	8,322,914
	Warehouses de Pauw Sicafi	37,195	1,874,240

TOTAL — BELGIUM (Cost $41,033,596)			57,490,820

GREECE — (1.3%)
COMMON STOCKS — (1.3%)
*	A. Cambas Holding & Real Estate S.A.	80,660	214,561
*	Aegek S.A.	369,814	341,174
*	Agrotiki Insurance S.A.	44,150	186,777
	Alco Hellas ABEE S.A.	145,300	203,470
*	Allatini Industrial & Commercial Co.	58,400	119,730
*	Alte Technological Co. S.A.	299,816	29,715
*	Altec Information & Communication Systems S.A.	348,200	211,396
	Alumil Milonas S.A.	88,060	272,399
*	Aluminum of Attica S.A.	337,348	79,218
	Anek Lines S.A.	258,359	359,127
	Arcadia Metal Industry C. Rokas S.A.	84,011	858,426

32

*	Aspis Bank S.A.	155,920	609,650
*	Aspis Pronia General Insurance S.A.	194,160	172,771
*	Astir Palace Vouliagmenis S.A.	11,930	95,711
	Athens Medical Center S.A.	418,340	1,183,384
	Athens Water Supply & Sewage Co. S.A.	58,200	479,002
	Atlantic Super Market S.A.	129,593	201,310
	Attica Holdings S.A.	482,314	1,672,107
	Atti-Kat S.A.	378,008	238,349
	Bank of Greece	55,317	6,314,627
*	Bitros Holdings S.A.	82,020	208,753
	Chipita S.A.	162,730	509,193
	Delta Holdings S.A.	64,300	613,490
	Edrasi Psalllidas Technical Co. S.A.	117,012	96,809
	Egnatia Bank S.A.	457,070	1,691,588
	El. D. Mouzakis S.A.	123,900	86,513
	Elgeka S.A.	18,970	46,045
*	Empedos S.A.	56,700	5,596
	Ergas S.A.	104,948	46,026
	ETEM S.A. Light Metals Industry	120,028	200,811
*	Ethniki General Insurance Co. S.A.	92,210	468,297
*	Etma Rayon S.A.	39,176	106,549
*	Euro Reliance General Insurance	16,470	34,432
	Euromedica S.A.	109,200	240,483
*	European Techniki	98,150	27,850
*	Fanco S.A.	44,900	13,061
*	Forthnet S.A.	61,700	494,970
	Fourlis S.A.	155,000	1,337,756
	Frigoglass S.A.	176,140	1,052,350
	G.Polyhronos S.A.	27,800	22,489
	General Commercial & Industry	96,240	81,814
*	General Hellenic Bank	174,018	2,017,369
	Halkor S.A.	132,600	245,461
	Hatziioannou S.A.	97,400	88,064
	Hellas Can Packaging Manufacturers S.A.	64,287	540,501
*	Hellenic Cables S.A.	122,938	150,827
	Hellenic Fabrics S.A.	55,000	141,198
	Hellenic Sugar Industry S.A.	55,180	255,450
	Hellenic Technodomiki S.A.	707,510	3,580,704
	Hermes Real Estate S.A.	115,846	564,557
	Inform P. Lykos S.A.	32,320	160,199
	Intracom Constructions S.A.	129,640	163,976
	Intracom S.A.	817,326	5,582,755
*	J Boutaris & Son Holding S.A.	105,600	84,027
	J&P-Avax S.A.	74,430	359,175
	Kalpinis - N. Simos Steel Service Center	49,238	205,576
*	Karatzis S.A.	58,710	99,477
	Kathimerini S.A.	73,740	547,157
	Katselis Sons S.A.	21,000	64,885
*	Keranis Holdings SA	53,625	19,858
	Kordellou Brothers S.A.	17,200	29,559
	Lambrakis Press S.A.	256,229	945,389
	Lavipharm S.A.	160,616	172,604
*	Loulis Mills S.A.	77,428	117,333
	Mailis (M.J.) S.A.	86,950	404,174
*	Maritime Company of Lesvos S.A.	164,000	74,825
*	Maxim Knitwear Factory C.M. Pertsinidis	61,360	19,050
*	Mesochoritis Bros. Construction Co. S.A.	89,900	41,391
	Michaniki S.A.	380,478	855,939
	Minoan Lines S.A.	347,287	1,111,997
	Mochlos S.A.	679,690	286,079
	Mytilineos Holdings S.A.	128,870	1,908,673
	N. Levederis S.A.	24,700	18,293
	N.B.G. Real Estate Development Co.	210,650	1,036,829
*	Naoussa Spinning Mills S.A.	286,650	71,636
*	Nexans Hellas S.A.	25,070	53,883
	Nikas S.A.	35,183	195,231
	Notos Com.Holdings S.A.	11,808	52,364
	Pantechniki S.A.	201,405	372,099
*	Parnassos Enterprises S.A.	93,550	67,787
*	Pegasus Publishing & Printing S.A.	217,030	440,849
*	Petzetakis S.A.	88,200	133,437
*	Pilias S.A.	85,264	18,243
	Piraeus Leasing	23,551	176,443
*	Prodeftiki Technical Co.	164,900	61,418
*	Sanyo Hellas S.A.	323,808	305,951

33

	Sarantis S.A.	154,900	1,181,070
	Sato S.A.	93,160	99,300
*	Selected Textile Industry Assoc. S.A.	171,500	81,885
	Sfakianakis S.A.	38,370	181,361
*	Sheet Steel S.A.	77,100	17,983
*	Shelman Hellenic-Swiss Wood S.A.	155,548	221,326
	Silver and Baryte Ores Mining Co. S.A.	88,550	690,387
	Spyroy Agricultural House S.A.	103,200	114,760
*	Stabilton S.A.	221,900	21,901
	Strintzis Shipping Lines S.A.	517,346	617,591
	Technical Olympic S.A.	626,840	4,376,947
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	23,730	6,148
	Teletypos S.A. Mega Channel	24,180	101,391
	Terna Tourist Technical & Maritime S.A.	33,100	240,392
*	Themeliodomi S.A.	140,360	63,677
	Thrace Plastics Co. S.A.	210,660	297,893
*	Varvaressos S.A. European Spinning Mills	36,350	19,720
*	Veterin S.A.	62,096	66,549
	Vioter S.A.	227,695	263,998
*	Vis Container Manufacturing Co.	12,511	36,108
*	Zampa S.A.	1,750	21,166

TOTAL — GREECE (Cost $48,770,346)			53,792,024

NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
	Aker Yards ASA	48,248	2,764,737
	Bonheur ASA	39,465	3,294,915
*	Dale of Norway Holding ASA	18,200	5,131
	DOF ASA	182,000	990,675
	EDB Elektronisk Data Behandling ASA	1,800	14,066
	Farstad Shipping ASA	102,500	1,530,312
* #	Fjord Seafood ASA	3,159,246	2,213,110
* #	Fred Olsen Energy ASA	303,500	9,014,153
#	Ganger Rolf ASA	44,750	3,453,432
	Gresvig ASA	13,300	96,122
	Home Invest ASA	7,066	5,534
*	Independent Oil Tools ASA	137,172	53,717
	Kongsberg Gruppen ASA	46,200	805,261
*	Kverneland ASA	39,457	532,506
	Leroy Seafood Group ASA	6,000	51,436
* #	Merkantildata ASA	1,286,200	370,522
* #	Nera ASA	660,611	1,498,706
*	Ocean Rig ASA	437,549	5,374,644
	Odfjell ASA Series A	245,696	5,736,773
*	Petrolia Drilling ASA	858,760	167,501
*	SAS AB	38,000	372,051
*	Scana Industrier ASA	33,500	22,741
*	Sinvest ASA	6,003	53,658
	Smedvig ASA Series A	69,700	1,690,412
*	Software Innovation ASA	52,062	179,475
	Solstad Offshore ASA	115,100	1,863,916
*	Sparebk Midt-Norge	31,850	1,756,259
* #	Tandberg Data ASA	176,700	321,736
*	Tandberg Television ASA	24,300	351,660
*	Telecomputing ASA	9,000	17,442
*	TTS Marine ASA	42,000	216,182
*	Tybring-Gjed ASA	163,020	141,629
	Veidekke ASA	7,000	188,908
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	245,200	8,404,510
TOTAL COMMON STOCKS (Cost $19,297,819)			53,553,832

INVESTMENT IN CURRENCY — (0.0%)
*	Norwegian Krone		65,117
(Cost $64,218)
TOTAL — NORWAY (Cost $19,362,037)			53,618,949

34

SPAIN — (1.2%)
COMMON STOCKS — (1.2%)
* #	Amper SA	101,200	1,004,691
* #	Avanzit SA	76,700	145,143
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	11,875	1,200,849
#	Cementos Portland SA	30,532	2,569,857
	Cie Automotive SA	17,839	298,642
	Cortefiel SA	364,515	8,295,794
*	Dogi International Fabrics SA	21,900	135,116
#	Duro Felguera SA	65,433	984,913
* #	Ercros SA	1,605,154	1,789,778
*	Espanola del Zinc SA	53,703	121,906
	Funespana SA	48,040	494,831
	Grupo Empresarial Ence SA	122,580	3,419,483
	Hullas del Coto Cortes	7,000	83,265
#	Iberpapel Gestion SA	69,862	1,495,284
	Inbesos SA	26,897	341,996
	Inmobiliaria Urbis SA	288,600	5,880,781
	Lingotes Especiales SA	5,342	34,774
* #	LSB (La Seda de Barcelona SA) Series B	211,150	647,070
* #	Mecalux SA	101,989	1,740,206
*	Nicolas Correa SA	37,386	242,896
#	Obrascon Huarte Lain SA	560,306	7,838,155
	Pescanova SA	63,141	1,789,863
* #	Service Point Solutions SA	107,966	361,225
	Tavex Algodonera SA	139,958	609,600
*	Tecnocom Telecomunicaciones y Energia SA	35,910	282,277
	Tubacex SA	1,140,716	4,429,198
	Tubos Reunidos SA	10,300	206,161
	Unipapel SA	74,558	1,654,108
#	Uralita SA	672,840	3,649,908
*	Urbanizzciones y Transportes SA	79,329	109,622
	Vidrala SA, Alava	10,880	263,653
	Viscofan Industria Navarra de Envolturas Celulosicas SA	24,100	238,951

TOTAL — SPAIN (Cost $21,559,378)			52,359,996

IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
	Abbey P.L.C.	312,231	3,466,794
*	Ardagh P.L.C.	77,019	354,838
*	Datalex P.L.C.	433,039	277,880
	Donegal Creameries P.L.C.	28,204	155,514
*	Dragon Oil P.L.C.	2,523,854	8,074,465
	Fyffes P.L.C.	700,000	2,201,902
*	Grafton Group P.L.C.	124,009	1,309,477
	Greencore Group P.L.C.	1,692,615	7,414,237
	IFG Group P.L.C.	368,564	608,019
*	Iona Technologies P.L.C.	146,143	464,988
	Irish Intercontental Group P.L.C.	321,133	4,057,123
	Jurys Hotel Group P.L.C.	848,393	18,756,840
	McInerney Holdings P.L.C.	1,810	18,558
*	Oakhill Group P.L.C.	69,119	11,938
	Qualceram Shires P.L.C.	30,338	44,914
	Readymix P.L.C.	834,473	2,231,462
*	Waterford Wedgwood P.L.C.	14,057,269	1,075,232

TOTAL — IRELAND (Cost $33,748,275)			50,524,181

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	Aarhus Oliefabrik A.S. Aeries A	10,395	924,163
*	Almindelig Brand A.S.	45,705	1,826,850
	Amagerbanken A.S.	4,226	825,815
#	Ambu International A.S. Series B	12,160	226,266
	Amtssparekassen Fyn A.S.	4,181	924,317
*	Andersen & Martini Series B	3,500	30,799
	Arkil Holdings A.S. Series B	680	96,627
	Bording (F.E.) A.S. Series B	475	29,780

35

*	Brodrene Hartmann A.S. Series B	13,560	337,202
*	Brondbyernes I.F. Fodbold A.S. Series B	7,200	99,176
	Codan A.S.	52,875	2,760,255
	Dalhoff, Larsen & Hornemann A.S. Series B	3,663	436,825
#	Dampskibsselsk Torm A.S.	73,140	3,852,585
*	Danionics A.S. Series A	12,586	8,325
*	Denka Holding A.S.	400	48,164
	DFDS A.S., Copenhagen	21,820	1,605,854
	DiskontoBanken A.S.	1,401	372,394
	Djursland Bank	2,365	216,054
	Egnsbank Han Herred	2,851	588,822
*	Fimiston Resources & Technology, Ltd.	2,700	60,982
#	FLS Industries Series B	105,986	2,812,084
#	Forstaedernes Bank	6,931	752,482
*	Genmab A.S.	11,592	197,039
*	Glostrup Plade Vaerksted Industri A.S.	2,600	94,835
*	Glunz & Jensen A.S.	1,300	17,398
	H&H International A.S. Series B	500	99,382
	Harboes Bryggeri A.S.	460	201,708
	Hedegaard (Peder P.) A.S.	1,406	142,109
	Hojgaard Holding A.S. Series B	7,075	285,266
	HVB Bank A.S.	3,110	180,590
	Lan & Spar Bank A.S.	5,706	318,283
	Lokalbanken I Nordsjaelland A.S.	3,450	200,078
*	Migatronic Series B	1,294	51,165
	Mons Bank A.S.	424	74,215
	Morso Bank	240	47,300
	NKT Holding A.S.	57,585	2,385,668
	Nordjyske Bank A.S.	1,203	289,209
	Norresundby Bank	439	206,842
*	NTR Holdings A.S.	1,650	21,933
	Per Aarsleff A.S. Series B	5,540	385,913
*	Pharmexa A.S.	42,400	162,118
	Ringkjobing Bank	3,440	367,017
	Rockwool, Ltd.	26,020	1,935,837
*	RTX Telecom A.S.	11,600	196,224
	Salling Bank	500	69,003
	Sanistal A.S. Series B	5,470	514,438
*	Scanbox Danmark A.S. Series B	3,400	1,086
	Scandinavian Brake Systems A.S.	510	69,728
	Schouw & Co. A.S.	34,385	1,218,870
*	SDC Dandisc A.S.	4,000	42,961
	Skaelskor Bank	3,600	142,772
	Skjern Bank A.S.	1,530	160,600
*	Spaencom A.S.	300	14,888
	Spar Nord Bank A.S.	11,919	1,816,161
	Sparbank Vest A.S.	11,870	797,700
	Sparekassen Faaborg A.S.	1,634	719,875
	Sydbank A.S.	16,750	404,889
* #	TK Development	34,240	378,190
*	Torsana A.S. Series B	200	5,294
	Totalbanken A.S.	600	117,414
	Treka A.S.	26,230	592,203
	Vestfyns Bank	500	70,224
	Vestjysk Bank A.S.	20,120	841,196
	VT Holdings Shares B	5,900	315,499
TOTAL COMMON STOCKS (Cost $13,845,171)			34,988,941

INVESTMENT IN CURRENCY — (0.0%)
*	Danish Krone		1,482
(Cost $1,463)
TOTAL — DENMARK (Cost $13,846,634)			34,990,423

AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
	Agrana Beteiligungs AG	23,296	2,137,338
	Allgemeine Sparkasse Baugesellschaft	120	18,649
*	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft	273,399	2,225,674
	Boehler-Uddeholm AG	83,224	12,894,849

36

*	CA Immobilien Anlagen AG	271,177	6,934,139
*	Demeter Vermoegensverwaltung	105,381	0
*	Eybl International AG	16,503	379,534
	Flughafen Wien AG	86,865	5,791,595
	Frauenthal Holding AG	1,308	211,279
*	General Partners Inmobilienbesitz AG	5,900	11,209
	Lenzing AG	2,010	458,687
	Linz Textil Holding AG	200	34,567
	Oberbank AG	6,021	620,554
* #	RHI AG, Wien	31,752	1,012,117
	Rosenbauer International AG	1,462	106,873
*	Wolford AG	13,975	313,959

TOTAL — AUSTRIA (Cost $26,208,140)			33,151,023

NEW ZEALAND — (0.5%)
COMMON STOCKS — (0.5%)
	AFFCO Holdings, Ltd.	4,822,896	1,551,851
	CDL Hotels New Zealand, Ltd.	3,112,559	1,303,696
	CDL Investments New Zealand, Ltd.	886,094	210,257
	Colonial Motor Co., Ltd.	207,470	455,519
*	Evergreen Forests, Ltd.	648,900	149,224
	Fisher & Paykel Apppliances Holdings, Ltd.	131,412	314,405
#	Fletcher Challenge Forests, Ltd.	352,153	1,050,210
	Met Lifecare, Ltd.	161,905	401,132
	New Zealand Refining Co., Ltd.	12,100	487,063
	Northland Port Corp. (New Zealand), Ltd.	24,300	54,806
*	Pan Pacific Petroleum NL	374,079	39,301
#	Pyne Gould Guinness, Ltd.	246,048	411,400
	Richina Pacific, Ltd.	929,648	426,480
*	Rubicon, Ltd.	2,390,292	1,900,683
	Sanford, Ltd.	807,422	2,536,348
*	Sky Network Television, Ltd.	1,014,753	4,206,346
	South Port New Zealand, Ltd.	71,088	65,551
*	Tasman Farms, Ltd.	228,576	0
	Taylors Group, Ltd.	42,000	66,037
	Tourism Holdings, Ltd.	822,786	1,115,517
*	Tower, Ltd.	3,112,353	4,614,619
*	Trans Tasman Properties, Ltd.	3,671,547	1,124,232
	Wrightson, Ltd.	246,297	433,120
TOTAL COMMON STOCKS (Cost $13,896,708)			22,917,797

INVESTMENT IN CURRENCY — (0.0%)
*	New Zealand Dollar		24,410
(Cost $24,356)
TOTAL — NEW ZEALAND (Cost $13,921,064)			22,942,207

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	2,306,331	3,388,909
	EFACEC Capital SGPS SA	222,131	700,530
	Finibanco Holdings SGPS SA	95,959	186,496
* #	Gescartao SGPS SA	99,703	1,350,254
*	Investimentos Participacoes e Gestao SA Inapa	440,502	1,585,657
	Mota-Engil SGPS SA	31,300	119,769
*	Papelaria Fernandes-Industria e Comercia SA	2,000	7,538
*	Sociedad Construcoes Soares da Costa SA	294,047	502,812
*	Sonae Industria-Sociedade Gestora de Participacoes Sociais SA	18,110	119,561
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	59,147	103,603
*	Tertir Terminais de Portugal SA	80,798	265,416

TOTAL — PORTUGAL (Cost $8,092,555)			8,330,545

37

EMU — (0.1%)
INVESTMENT IN CURRENCY — (0.1%)
* Euro Currency		5,503,260
(Cost $5,467,260)

MALAYSIA — (0.0%)
PREFERRED STOCKS — (0.0%)
* Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	28,880	1,772
(Cost $387,349)

COMMON STOCKS — (0.0%)
* Promet Berhad	201,000	0
* Rekapacific Berhad	130,000	0
TOTAL COMMON STOCKS (Cost $179,245)		0
TOTAL — MALAYSIA (Cost $566,594)		1,772

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.3%)
 Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities USA 3.54% & 3.55% respectively, 09/01/05 (Collateralized by $596,802,547 U.S. Treasury Bonds 7.25%, 05/15/16 & 6.125%,11/25/27 & U.S. Treasury Note 3.375%, 10/15/09, valued at $481,022,534) to be repurchased at $471,637,168 (Cost $471,590,720)	$471,591	471,590,720

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $8,421,000 FNMA Note 2.95%, 11/14/07, valued at $8,473,631) to be repurchased at $8,348,784 (Cost $8,348,000)	8,348	8,348,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $479,938,720)		479,938,720

TOTAL INVESTMENTS - (100.0%) (Cost $3,351,994,956) ††		$4,255,643,232

†	Securities have been fair valued. See Security Valuation Note.
	Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $3,352,267,492.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

EMERGING MARKETS PORTFOLIO

August 31, 2005

(Unaudited)

Value †
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$1,604,880,888

Total Investments (100%) (Cost $1,078,767,106) ††	$1,604,880,888

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $1,079,389,025.

EMERGING MARKETS SMALL CAP PORTFOLIO

August 31, 2005

 (Unaudited)

Value †
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$368,443,796

Total Investments (100%) (Cost $308,266,675) ††	$368,443,796

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $308,267,066.

1

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
UNITED STATES — (17.7%)
COMMON STOCKS — (17.7%)
*	Alvarion, Ltd.	2,700	$23,274
	America Movil S.A. de C.V. ADR	72,830	1,602,260
	AngloGold Ashanti, Ltd. ADR	25,847	917,310
	Aracruz Celulose SA ADR	10,800	396,036
*	AudioCodes, Ltd. ADR	8,275	81,509
	Banco Bradesco SA ADR	33,500	1,426,430
*	Banco de Chile Series F ADR	800	33,280
	Banco Itau Holding Financeira SA ADR	9,200	963,976
	Banco Santander Chile Sponsored ADR	6,781	257,203
	Brasil Telecom Participacoes SA ADR	14,161	516,168
	Brasil Telecom SA ADR	15,500	183,365
*	Braskem SA Special Preferred A ADR	11,500	226,550
	Cemex S.A. de C.V. ADR	55,216	2,632,147
	Cia Telecom de Chile ADR	56,838	656,479
	Coca-Cola Femsa S.A. de C.V. ADR	6,320	170,640
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	13,634	327,489
	Companhia Energetica de Minas Gerais SA ADR	21,742	767,927
*	Companhia Paranaense de Energia ADR	8,100	46,332
	Companhia Siderurgica Nacional SA ADR	36,000	696,960
	Compania Cervecerias Uni ADR	6,474	170,007
*	Contax Participacoes SA ADR	46,700	0
*	Controladora Comercial Mexicana SA de CV GDR	500	13,800
	Distribucion y Servicio D&S SA ADR	12,400	268,460
	Embotelladora Andina SA Series B ADR	2,000	30,810
*	Embratel Participacoes SA ADR	5,700	57,000
	Empresa Brasileira de Aeronautica SA ADR	19,025	682,237
	Empresa Nacional de Electricidad SA ADR	21,100	553,875
*	Enersis SA ADR	58,537	626,346
	Fomento Economico Mexicano S.A. de C.V. ADR	12,400	849,648
	Gerdau SA ADR	46,700	566,471
	Grupo Elektra S.A. de C.V. ADR	1,000	30,600
	Grupo Televisia S.A. de C.V. ADR	13,005	816,714
	Industrias Bachoco S.A. de C.V. ADR	2,500	46,275
*	Kookmin Bank Sponsored ADR	13,040	660,867
*	Koor Industries, Ltd. ADR	5,630	63,675
*	Lipman Electronic Engineering, Ltd. ADR	6,508	207,800
*	NICE Systems, Ltd. ADR	2,300	99,452
*	Partner Communications Co., Ltd. ADR	5,986	48,487
*	Perdigao SA ADR	800	42,560
	Philippine Long Distance Telephone Co. ADR	3,600	102,276
	POSCO Sponsored ADR	17,600	919,600
	PT Indosat Tbk ADR	7,770	193,473
	PT Telekomunikasi Indonesia Tbk ADR	27,912	535,910
*	Shinhan Financial Group Co., Ltd. ADR	3,810	229,553
	Sociedad Quimica y Minera de Chile SA ADR	2,100	249,900
	Tele Norte Leste Participacoes SA ADR	46,700	702,368
	Telefonos de Mexico S.A. de C.V. ADR	85,100	1,633,920
*	Telemig Celular Participacoes SA ADR	1,563	49,313
	Telesp Celular Participacoes SA ADR	10,300	42,745
*	Telesp Participacoes SA ADR	4,000	74,120
	Teva Pharmaceutical Industries, Ltd. ADR	49,692	1,612,008
	Tim Participacoes SA ADR	17,100	273,600
*	Turkcell Iletisim Hizmetleri A.S. ADR	8,000	107,440
*	TV Azteca S.A. de C.V. ADR	5,000	43,500
	Vale do Rio Doce Companhia ADR	38,800	1,164,000
	Votorantim Celulose e Papel SA ADR	24,300	281,880
TOTAL COMMON STOCKS (Cost $23,966,187)			25,976,025

PREFERRED STOCKS — (0.0%)
*	Companhia de Bebidas das Americas ADR	1,700	54,570
(Cost $53,800)
TOTAL — UNITED STATES (Cost $24,019,987)			26,030,595

1

TAIWAN — (12.0%)
COMMON STOCKS — (11.7%)
*	Accton Technology Corp.	102,000	38,366
	Acer, Inc.	159,880	304,079
*	Advanced Semiconductor Engineering, Inc.	197,000	135,812
	Asia Cement Corp.	168,480	93,788
	Asustek Computer, Inc.	68,000	166,093
	Au Optronics Corp.	233,650	347,875
	Bank of Kaohsiung Co., Ltd.	72,000	43,940
	Benq Corp.	80,850	75,933
*	Bes Engineering Corp.	348,000	45,801
	Catcher Co., Ltd.	13,690	90,218
	Cathay Financial Holdings Co., Ltd.	126,000	236,784
*	Cathay Real Estate Development Co., Ltd.	113,000	47,993
	Chang Hwa Commercial Bank	406,000	212,923
	Cheng Loong Corp.	154,000	41,109
	Cheng Shin Rubber Industry Co., Ltd.	49,910	50,693
	Cheng Uei Precision Industry Co., Ltd.	19,800	50,640
	Chi Mei Optoelectronic Corp.	120,931	153,058
*	Chia Hsin Cement Corp.	236,000	105,781
	China Airlines	137,565	66,457
*	China Development Financial Holding Corp.	840,000	308,724
	China Man-Made Fiber Co., Ltd.	133,663	38,473
	China Motor Co., Ltd.	145,440	134,095
*	China Petrochemical Development Corp.	201,000	59,088
	China Steel Corp.	350,700	304,748
	Chinatrust Financial Holdings Co., Ltd.	296,947	277,831
	Chung Hwa Pulp Corp.	144,000	53,910
	Chungwa Picture Tubes Co., Ltd.	546,604	170,171
*	CMC Magnetics Corp.	358,000	134,672
	Compal Electronics, Inc.	215,228	215,839
*	Compeq Manufacturing Co., Ltd.	122,000	49,997
	Continental Engineering Corp.	214,240	90,072
*	Cosmos Bank Taiwan	314,000	145,105
	CTCI Corp.	187,860	99,403
	Delta Electronics Industrial Co., Ltd.	33,543	54,734
	D-Link Corp.	45,099	44,088
	E.Sun Financial Holding Co., Ltd.	300,760	214,418
	Elite Semiconductor Memory Technology, Inc.	82,000	97,961
*	Elitegroup Computer Systems Co., Ltd.	84,000	49,318
*	EnTie Commercial Bank	149,000	58,699
*	ET Internet Technology Corp.	142,669	46,115
	Eternal Chemical Co., Ltd.	86,900	51,573
	Eva Airways Corp.	104,009	42,133
	Evergreen International Storage & Transport Corp.	129,000	46,208
	Evergreen Marine Corp., Ltd.	121,000	83,529
	Everlight Electronics Co., Ltd.	45,000	53,270
	Far East Textile, Ltd.	266,760	173,570
	Far Eastern Department Stores, Ltd.	57,750	34,797
	Far Eastern International Bank	99,896	51,835
	Feng Hsin Iron & Steel Co., Ltd.	51,700	45,964
	Feng Tay Enterprise Co., Ltd.	98,000	101,570
	First Financial Holding Co., Ltd.	204,450	150,864
	Formosa Chemicals & Fiber Co., Ltd.	130,000	202,140
	Formosa Plastics Corp.	211,380	316,255
	Formosa Taffeta Co., Ltd.	103,020	46,127
	Fu Sheng Industrial Co., Ltd.	42,120	49,159
	Fubon Financial Holding Co., Ltd.	243,000	220,541
	Fuh-Hwa Financial Holding Co., Ltd.	213,292	79,588
	Giant Manufacture Co., Ltd.	60,000	98,363
	Giga-Byte Technology Co., Ltd.	99,750	95,145
	Gold Circuit Electronics, Ltd.	93,000	47,900
*	Goldsun Development & Construction Co., Ltd.	203,840	50,305
	Greatek Co., Ltd.	108,000	102,423
	High Tech Computer Corp.	9,600	106,078
*	Hon Hai Precision Industry Co., Ltd.	66,000	342,278
	Hotai Motor Co., Ltd.	23,000	58,861
	Hsinchu International Bank	90,200	52,356
	Hua Nan Financial Holding Co., Ltd.	184,040	124,294
	Inventec Corp.	119,480	53,299
	Kendra Rubber Industrial Co., Ltd.	87,000	49,791

2

	King Yuan Electronics Co., Ltd.	82,627	58,113
	Kinpo Electronics, Inc.	126,000	54,542
	Largan Precision Co., Ltd.	9,450	64,371
	Lien Hwa Industrial Corp.	139,000	48,174
	Lite-On Technology Corp.	182,580	190,152
*	Macronix International Co., Ltd.	592,000	70,839
	Media Tek, Inc.	24,200	206,507
*	Mega Financial Holding Co., Ltd.	711,000	473,439
	Micro-Star International Co., Ltd.	60,770	35,196
	Mitac International Corp.	61,352	72,706
	Nan Ya Plastic Corp.	307,260	375,236
*	Nankang Rubber Tire Co., Ltd.	47,000	48,698
	Nanya Technology Co., Ltd.	215,179	133,466
	Nien Hsing Textile Co., Ltd.	56,000	42,664
	Nien Made Enterprise Co., Ltd.	76,000	88,516
	Optimax Technology Corp.	20,654	36,378
	Oriental Union Chemical Corp.	56,100	38,680
*	Pan-International Industrial Corp.	66,000	71,098
	Phoenix Precision Technology Corp.	104,000	100,106
	Pou Chen Corp.	159,495	101,897
	Premier Image Technology Corp.	54,590	63,943
	President Chain Store Corp.	39,000	70,508
*	Prodisc Technology, Inc.	175,000	40,693
	Q-Run Technology Co., Ltd.	19,800	75,584
	Quanta Computer, Inc.	88,200	140,907
	Quanta Display, Inc.	327,921	111,043
	Realtek Semiconductor Corp.	105,000	106,127
*	Ritek Corp.	258,000	87,711
*	Ruentex Industries, Ltd.	266,000	100,747
*	Sampo Corp.	536,000	79,673
	Sanyang Industrial Co., Ltd.	262,000	96,164
	Sheng Yu Steel Co., Ltd.	116,000	107,068
	Shihlin Electric & Engineering Corp.	60,000	53,756
	Shin Kong Financial Holding Co., Ltd.	158,683	144,758
*	Shinkong Synthetic Fibers Co., Ltd.	450,000	91,311
*	Silicon Integrated Systems Corp.	121,000	78,091
	Siliconware Precision Industries Co., Ltd.	113,710	102,993
	Sincere Navigation Corp.	86,000	84,550
	SinoPac Holdings Co., Ltd.	271,000	130,361
*	Sintek Photronics Corp.	124,000	41,084
*	Sunplus Technology Co., Ltd.	38,000	38,353
	Synnex Technology International Corp.	38,500	45,873
	Systex Corp., Ltd.	292,000	79,331
*	Ta Chong Bank, Ltd.	166,000	49,017
*	Taichung Commercial Bank	162,000	42,301
*	Tainan Business Bank	258,000	85,767
	Tainan Spinning Co., Ltd.	206,000	44,433
	Taishin Financial Holdings Co., Ltd.	144,385	92,888
*	Taiwan Business Bank	159,000	56,786
*	Taiwan Cement Corp.	172,000	107,007
	Taiwan Glass Ind. Corp.	62,700	50,866
	Taiwan Green Point Enterprises Co., Ltd.	34,182	84,507
	Taiwan Life Insurance Co., Ltd	34,100	49,758
	Taiwan Secom	64,000	87,045
	Taiwan Semiconductor Manufacturing Co., Ltd.	519,849	855,370
	Taiwan Styrene Monomer Corp.	92,220	41,620
*	Tatung Co., Ltd.	357,000	105,332
*	Teco Electric & Machinery Co., Ltd.	188,000	49,155
	Test-Rite International Co., Ltd.	140,740	94,953
*	The Ambassador Hotel	65,000	57,917
*	The Farmers Bank of China	112,000	32,985
	Ton Yi Industrial Corp.	398,000	88,668
	Tong Yang Industry Co., Ltd.	72,000	99,596
*	Transcend Information, Inc.	20,000	47,330
	Tsann Kuen Enterprise Co., Ltd.	66,000	102,801
	TSRC Corp.	210,000	109,679
	Tung Ho Steel Enterprise Corp.	81,400	52,987
	U-Ming Marine Transport Corp.	37,200	43,421
*	Union Bank of Taiwan	159,000	48,763
	Uni-President Enterprises Corp.	351,000	131,876
	United Microelectronics Corp.	1,101,827	667,858
	Universal Scientific Industrial Co., Ltd.	282,000	96,013
	UPC Technology Corp.	266,000	88,244
	USI Corp.	242,000	68,753
*	Via Technologies, Inc.	98,000	57,846

3

	Walsin Lihwa Corp.	697,021	206,384
	Wan Hai Lines Co., Ltd.	61,584	49,482
	Waterland Financial Holdings	367,000	131,279
*	Winbond Electronics Corp.	476,000	146,007
	Wintek Corp.	42,041	61,384
*	Wistron Corp.	90,000	84,981
	Ya Hsin Industrial Co., Ltd.	58,261	56,111
*	Yageo Corp.	573,000	181,124
	Yang Ming Marine Transport Corp.	110,000	75,907
	Yieh Phui Enterprise Co., Ltd.	99,750	41,884
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	124,490	43,929
	Yulon Motor Co., Ltd.	88,305	89,055
	Yung Tay Engineering Co., Ltd.	170,000	124,924
	Zyxel Communication Corp.	25,080	49,637
TOTAL COMMON STOCKS (Cost $18,217,524)			17,200,057

INVESTMENT IN CURRENCY — (0.3%)
*	Taiwan Dollar		419,579
(Cost $424,823)
TOTAL — TAIWAN (Cost $18,642,347)			17,619,636

SOUTH AFRICA — (11.8%)
COMMON STOCKS — (11.8%)
	ABSA Group, Ltd.	11,548	166,590
	Aeci, Ltd.	28,450	234,319
	Afgri, Ltd.	65,248	55,729
	African Life Assurance Co., Ltd.	11,174	38,466
	African Oxygen, Ltd.	35,532	125,629
	Alexander Forbes, Ltd.	50,706	109,361
	Allied Electronics Corp., Ltd.	24,624	77,430
	Allied Technologies, Ltd.	14,937	100,937
	Anglo American Platinum Corp., Ltd.	3,314	161,736
*	Anglovaal Mining, Ltd.	24,266	127,133
*	Aspen Pharmacare Holdings PLC	12,758	60,098
	Astral Foods, Ltd.	4,482	50,962
	Aveng, Ltd.	105,316	214,297
	AVI, Ltd.	105,003	240,902
	Barloworld, Ltd.	27,394	437,727
	Bidvest Group, Ltd.	15,138	207,827
	Bytes Technology Group, Ltd.	18,000	27,871
	Capitec Bank Holdings, Ltd.	18,671	51,573
	Caxton & CTP Publishers & Printers, Ltd.	48,022	90,779
	Ceramic Industries, Ltd.	3,251	62,130
*	Datatec, Ltd.	28,469	74,713
	Delta Electrical Industries, Ltd.	9,226	63,654
*	Dimension Data Holdings PLC	337,671	233,443
*	Discovery Holdings, Ltd.	43,282	149,508
	Distell Group, Ltd.	43,467	201,181
	Dorbyl, Ltd.	16,666	33,784
	Edgars Consolidated Stores, Ltd.	40,630	202,886
	Ellerine Holdings, Ltd.	18,073	173,657
	Firstrand, Ltd.	201,327	479,731
	Foschini, Ltd.	26,413	195,604
	Gold Reef Casino Resorts, Ltd.	18,312	45,102
	Grindrod, Ltd.	12,805	110,846
	Group Five, Ltd.	16,348	45,814
*	Harmony Gold Mining Co., Ltd.	17,272	129,177
	Highveld Steel & Vanadilum Corp., Ltd.	10,726	83,455
	Hudaco Industries, Ltd.	8,831	55,600
	Iliad Africa, Ltd.	33,810	58,955
	Illovo Sugar, Ltd.	106,998	148,685
	Impala Platinum Holdings, Ltd.	4,566	478,947
*	Imperial Holdings, Ltd.	18,924	356,852
	Investec, Ltd.	9,280	295,922
	JD Group, Ltd.	17,810	206,748
*	Johnic Communications, Ltd.	32,113	227,465
*	Lereko Mobility, Ltd.	1,479	8,367
	Liberty Group, Ltd.	30,350	307,800
	Massmart Holdings, Ltd.	15,610	117,203
	Medi-Clinic Corp., Ltd.	43,372	117,661

4

*	Metorex, Ltd.	78,170	52,069
	Metropolitan Holdings, Ltd.	173,932	317,352
	Mittal Steel South Africa, Ltd.	29,753	224,134
	Mr. Price Group, Ltd.	48,390	108,304
	MTN Group, Ltd.	63,779	463,941
	Murray & Roberts Holdings, Ltd.	53,583	134,011
	Nampak, Ltd.	108,958	263,449
	Naspers, Ltd. Series N	22,735	371,702
	Nedcor, Ltd.	33,603	463,800
	Network Healthcare Holdings, Ltd.	171,244	164,074
	New Clicks Holdings, Ltd.	28,723	36,597
	Northam Platinum, Ltd.	82,136	160,582
	Oceana Group, Ltd.	24,568	61,714
	Old Mutual PLC	655,240	1,674,504
	Omnia Holdings, Ltd.	5,787	36,765
	Peregrine Holdings, Ltd.	139,894	121,089
	Pick’n Pay Stores, Ltd.	37,978	156,415
	Pretoria Portland Cement Co., Ltd.	1,091	44,425
	Primedia, Ltd. N Shares	39,829	79,998
	Rainbow Chicken, Ltd.	111,009	148,264
	Reunert, Ltd.	34,220	225,723
	Sanlam, Ltd.	446,968	932,742
	Santam, Ltd.	13,986	155,530
	Sappi, Ltd.	18,410	197,630
	Shoprite Holdings, Ltd.	48,471	122,264
	Standard Bank Group, Ltd.	89,749	981,017
	Steinhoff International Holdings, Ltd.	170,386	441,292
	Sun International, Ltd.	18,413	211,077
	Super Group, Ltd.	23,494	44,212
	Telkom SA, Ltd.	28,384	567,247
	Tiger Brands, Ltd.	15,991	325,789
	Tiger Wheels, Ltd.	10,064	45,142
	Tongaat-Hulett Group, Ltd.	17,978	183,037
	Trans Hex Group, Ltd.	20,767	52,331
	Trencor, Ltd.	13,109	45,263
	Truworths International, Ltd.	57,080	170,328
*	Western Areas, Ltd.	8,000	26,506
	Wilson Bayly Holme-Ovcon, Ltd.	31,054	172,923
*	Woolworths Holdings, Ltd.	79,664	144,243

TOTAL — SOUTH AFRICA (Cost $15,931,143)			17,371,741

INDIA — (10.6%)
COMMON STOCKS — (10.6%)
	Aban Loyd Chiles Offshore, Ltd.	4,116	47,704
	Adani Exports, Ltd.	30,000	49,325
	Alstom Projects India, Ltd.	7,754	36,258
*	Amtek Auto, Ltd.	7,915	40,105
	Apollo Hospitals Enterprise, Ltd.	3,835	32,748
*	Arvind Mills, Ltd.	49,521	149,364
	Asahi India Glass, Ltd.	12,218	44,895
*	ASEA Brown Boveri, Ltd.	2,705	98,191
	Ashok Leyland, Ltd.	91,764	59,847
	Asian Paints (India), Ltd.	8,789	96,087
*	Aurobindo Pharmaceuticals, Ltd.	7,749	66,566
	Aventis Pharma, Ltd.	1,692	57,154
	Bajaj Auto, Ltd.	6,566	210,978
*	Bajaj Hindusthan, Ltd.	10,543	47,171
*	Ballarpur Industries, Ltd.	20,947	55,684
	Balrampur Chini Mills, Ltd.	31,766	64,091
	Berger Paints India, Ltd.	32,304	46,888
*	Bharat Earth Movers, Ltd.	3,169	58,349
	Bharat Forge, Ltd.	7,990	58,980
	Biocon, Ltd.	8,178	87,469
	Birla Corp., Ltd.	9,910	50,421
	Bombay Dyeing & Manufacturing Co., Ltd.	5,630	53,539
	Bongaigaon Refinery & Petrochemicals, Ltd.	23,112	42,056
	Britannia Industries, Ltd.	1,946	51,034
	Cadila Healthcare, Ltd.	4,462	52,307
	Carborundum Universal, Ltd.	23,054	53,777
	Century Textiles & Industries, Ltd.	6,700	47,668
	CESC, Ltd.	8,614	43,968

5

*	Chambal Fertilizers & Chemicals, Ltd.	52,990	47,096
	Chennai Petroleum Corp., Ltd.	10,402	50,193
	Cipla, Ltd.	12,386	96,393
	Colgate-Palmolive (India), Ltd.	7,542	42,700
*	Crompton Greaves, Ltd.	3,778	49,932
	Cummins India, Ltd.	12,358	42,000
	Divi’s Laboratories, Ltd.	3,390	116,859
	Dr. Reddy’s Laboratories, Ltd.	12,195	221,570
	E.I.D. - Parry (India), Ltd.	12,152	48,889
	EIH, Ltd.	10,542	106,994
*	Essar Steel, Ltd.	83,864	109,802
	Exide Industries, Ltd.	10,104	44,373
*	Federal Bank, Ltd.	14,152	59,136
	Finolex Industries, Ltd.	29,966	49,951
*	Flextronics Software Systems, Ltd.	7,156	108,768
*	Glaxosmithkline Consumer Healthcare, Ltd.	4,604	45,946
*	Glaxosmithkline Pharmaceuticals, Ltd.	4,580	91,287
	Godrej Consumer Products, Ltd.	5,262	54,725
	Godrej Industries, Ltd.	18,540	102,718
	Great Eastern Shipping Co., Ltd.	39,204	172,645
*	GTL, Ltd.	21,995	62,914
*	Gujarat Alkalies & Chemicals, Ltd.	29,420	100,467
	Gujarat Ambuja Cements, Ltd.	95,325	142,111
	Gujarat Narmada Valley Fertilizers Co., Ltd.	42,736	98,137
*	HCL Technologies, Ltd.	9,768	100,951
	HDFC Banking, Ltd.	24,181	353,188
	Hero Honda Motors, Ltd. Series B	10,197	150,148
*	Hexaware Technologies, Ltd.	13,560	33,045
*	Himachal Futuristic Communications, Ltd.	193,932	111,524
*	Hinduja TMT, Ltd.	5,268	38,866
	Hindustan Lever, Ltd.	47,870	180,274
*	Hindustan Oil Exploration Co., Ltd.	11,991	49,422
*	Hotel Leelaventure, Ltd.	8,830	47,537
	ICI India, Ltd.	14,010	104,910
	I-Flex Solutions, Ltd.	4,254	96,077
*	India Cements, Ltd.	50,630	131,753
	Indian Hotels Co., Ltd.	9,338	161,562
	Indian Petrochemicals Corp., Ltd.	36,557	157,717
	Indian Rayon & Industries, Ltd.	4,898	64,456
	Indo Rama Synthetics (India), Ltd.	59,548	98,903
	IndusInd Bank, Ltd.	42,947	76,010
	Industrial Development Bank of India, Ltd.	27,202	67,446
	Infosys Technologies, Ltd.	18,104	979,947
*	IPCA Laboratories, Ltd.	9,634	100,147
*	Ispat Industries, Ltd.	242,829	122,363
	ITC, Ltd.	9,353	369,337
	Jammu & Kashmir Bank, Ltd.	10,431	100,915
*	Jindal Saw, Ltd.	5,052	49,446
*	Jindal Stainless, Ltd.	37,500	103,978
	Jindal Steel & Power, Ltd.	2,477	66,410
*	Jindal Vijaynagar Steel, Ltd.	10,337	64,746
	Jubilant Organsys, Ltd.	1,838	41,200
	Kirloskar Oil Engines, Ltd.	13,190	42,225
	Lakshmi Machine Works, Ltd.	200	57,832
	Larsen & Toubro, Ltd.	7,013	212,278
	LIC Housing Finance, Ltd.	23,238	108,811
	Lupin, Ltd.	3,111	54,616
	Madras Cements, Ltd.	860	26,783
	Mahavir Spinning Mills, Ltd.	10,154	102,316
	Mahindra & Mahindra, Ltd.	9,258	152,154
	Mangalore Refinery & Petrochemicals, Ltd.	92,161	111,028
	Marico, Ltd.	3,156	20,546
	Maruti Udyog, Ltd.	12,743	136,450
	Matrix Laboratories, Ltd.	11,291	49,291
*	Max India, Ltd.	2,790	36,715
*	McDowell & Co., Ltd.	5,804	52,289
*	Micro Inks, Ltd.	822	11,772
*	Monsanto India, Ltd.	1,308	49,320
	Moser Baer (India), Ltd.	10,125	51,869
	Motherson Sumi Systems, Ltd.	26,210	48,516
*	Motor Industries Co., Ltd.	3,058	150,093
	Nicholas Piramal India, Ltd.	8,766	53,052
*	Nirma, Ltd.	5,957	64,119
	Orchid Chemicals & Phamaceuticals, Ltd.	12,434	104,730
*	Pantaloon Retail India, Ltd.	1,350	47,957

6

	Patni Computer Systems, Ltd.	9,873	95,917
	Pidilite Industries, Ltd.	2,721	41,725
	Polaris Software Lab, Ltd.	14,695	48,914
*	Punjab Tractors, Ltd.	24,054	97,371
	Ranbaxy Laboratories, Ltd.	16,022	190,932
	Raymond, Ltd.	6,213	51,844
	Reliance Energy, Ltd.	4,489	58,008
*	Reliance Industries, Ltd.	99,321	1,623,342
	Satyam Computer Services, Ltd.	31,459	378,847
	Sesa Goa, Ltd.	2,862	47,369
	Shree Cement, Ltd.	2,000	20,146
*	Siemens India, Ltd.	1,788	93,179
	SRF, Ltd.	16,580	118,676
	Sterling Biotech, Ltd.	15,647	44,012
	Sterlite Industries (India), Ltd. Series A	4,773	80,989
	Strides Arcolab, Ltd.	7,134	48,646
*	Sun Pharmaceuticals Industries, Ltd.	6,527	93,095
*	Sundaram Clayton, Ltd.	3,604	59,279
	Sundram Fastners, Ltd.	13,156	46,475
	Tata Chemicals, Ltd.	25,000	106,808
	Tata Consultancy Services, Ltd.	6,501	208,201
	Tata Infotech, Ltd.	3,556	54,871
	Tata Iron & Steel Co., Ltd.	27,514	244,359
	Tata Motors, Ltd.	31,789	335,299
	Tata Power Co., Ltd.	11,807	120,951
	Tata Tea, Ltd.	11,489	213,723
*	Tata Teleservices Maharashtra, Ltd.	130,389	88,085
	Thermax, Ltd.	2,097	34,939
	Titan Industries, Ltd.	4,351	49,141
	Tube Investments of India, Ltd.	5,244	47,737
	TVS Motor Co., Ltd.	26,369	46,382
	UTI Bank, Ltd.	39,925	226,237
	Videsh Sanchar Nigam, Ltd.	35,652	306,162
*	Welspun-Gujarat Stahl Rohren, Ltd.	26,512	46,213
	Wipro, Ltd.	22,972	191,606
*	Wockhardt, Ltd.	4,582	55,559
	Wyeth, Ltd.	8,554	112,172
*	Zee Telefilms, Ltd. Series B	44,063	190,250

TOTAL — INDIA (Cost $14,085,472)			15,552,731

SOUTH KOREA — (10.5%)
COMMON STOCKS — (10.5%)
	Amorepacific Corp.	520	139,964
*	Anam Semiconductor, Inc.	37,640	77,290
	Bing Grae Co., Ltd.	2,440	98,865
	Cheil Communications, Inc.	300	53,898
	Cheil Industrial, Inc.	5,530	113,853
	CJ Corp.	2,260	144,692
*	Dacom Corp.	4,950	58,130
	Daeduck Electronics Co., Ltd.	6,170	56,261
	Daegu Bank Co., Ltd.	13,510	142,347
	Daekyo Co., Ltd.	1,000	73,307
	Daelim Industrial Co., Ltd.	2,280	135,619
	Daewoo Engineering & Construction Co., Ltd.	8,310	68,028
	Daewoo Heavy Industries & Machinery, Ltd.	4,370	38,194
	Daewoo International Corp.	9,320	138,250
	Daewoo Motor Sales Corp.	3,710	50,542
*	Daewoo Securities Co., Ltd.	13,820	145,864
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	7,810	152,056
	Daishin Securities Co., Ltd.	6,610	90,048
	DC Chemical Co., Ltd.	2,120	48,269
	Dong Bu Insurance Co., Ltd.	4,930	59,715
	Dong-A Pharmaceutical Co., Ltd.	1,260	55,992
	Dongbu Corp.	3,080	50,908
	Dongbu Steel Co., Ltd.	9,340	104,238
	Dongkuk Steel Mill Co., Ltd.	5,540	90,992
	Dongwon Financial Holding Co., Ltd.	7,080	155,355
	Doosan Heavy Industries & Construction Co., Ltd.	3,030	52,639
*	Doosan Industrial Development Co., Ltd.	7,950	38,166
	Halla Climate Control Corp.	5,810	51,041
	Han Wha Corp.	5,310	100,410

7

	Handsome Corp.	9,740	87,531
	Hanil Cement Manufacturing Co., Ltd.	670	43,322
	Hanjin Heavy Industry Co., Ltd.	8,960	152,925
	Hanjin Shipping Co., Ltd.	3,280	74,726
	Hankook Tire Manufacturing Co., Ltd.	8,450	101,174
	Hankuk Glass Industries, Inc.	930	41,323
	Hansol Paper Co., Ltd.	3,540	35,541
	Hanwha Chemical Corp.	12,850	151,580
	Hite Brewery Co., Ltd.	540	54,859
*	Honam Petrochemical Corp.	2,120	111,353
	Hotel Shilla, Ltd.	6,760	54,995
	Hyosung T & C Co., Ltd.	3,310	39,055
	Hyundai Department Store Co., Ltd.	1,300	85,827
	Hyundai Development Co.	5,450	146,570
	Hyundai Elevator Co., Ltd.	790	40,600
	Hyundai Heavy Industries Co., Ltd.	4,590	308,070
	Hyundai Hysco	7,280	103,146
	Hyundai Marine & Fire Insurance Co., Ltd.	7,470	61,419
*	Hyundai Merchant Marine Co., Ltd.	3,150	40,520
	Hyundai Mipo Dockyard Co., Ltd.	760	53,802
	Hyundai Mobis	2,020	145,487
	Hyundai Motor Co., Ltd.	7,950	548,132
*	Hyundai Securities Co., Ltd.	14,320	133,019
	INI Steel Co., Ltd.	6,400	130,287
	Kangwon Land, Inc.	6,110	96,267
	Kia Motors Corp.	13,300	197,816
	Korea Development Co., Ltd.	3,680	96,223
	Korea Electric Power Corp.	7,440	235,324
*	Korea Exchange Bank	4,740	49,996
	Korea Gas	1,300	37,461
	Korea Komho Petrochemical Co., Ltd.	2,620	43,739
	Korea Reinsurance Co., Ltd.	7,490	51,451
	Korea Zinc Co., Ltd.	1,870	60,369
	Korean Air Co., Ltd.	4,790	82,307
*	KP Chemical Corp.	17,680	111,967
	KT Corp.	6,070	230,222
*	KT Freetel, Ltd.	4,000	97,247
	KT&G Corp.	5,250	232,453
	Kumgang Korea Chemical Co., Ltd.	560	120,659
	Kumho Industrial Co., Ltd.	8,880	123,821
	LG Cable, Ltd.	6,540	160,221
*	LG Card Co., Ltd.	5,960	185,642
	LG Chemical Investment, Ltd.	4,650	108,857
	LG Chemical, Ltd.	5,440	222,807
	LG Electronics, Inc.	3,280	198,868
	LG Engineering & Construction Corp.	3,450	127,236
	LG Household & Healthcare Co., Ltd.	1,210	62,651
	LG Industrial Systems, Ltd.	4,680	102,737
	LG Insurance Co., Ltd.	6,110	61,598
	LG International Corp.	7,870	98,972
	LG Investment & Securities Co., Ltd.	10,740	112,175
*	LG Life Sciences, Ltd.	2,700	91,582
	LG Petrochemical Co., Ltd.	5,980	149,326
*	LG Phillips LCD Co., Ltd.	1,000	46,237
	Lotte Chilsung Beverage Co., Ltd.	110	97,845
	Lotte Confectionary Co., Ltd.	140	97,434
*	Midopa Co., Ltd.	7,780	52,180
*	NCsoft Corp.	660	45,806
	Nong Shim Co., Ltd.	140	36,951
	ORION Corp.	370	52,493
	Ottogi Corp.	1,220	98,143
	Poong San Corp.	3,160	34,281
	Pusan Bank	8,580	82,892
	S1 Corp.	1,160	51,407
	Samchully Co., Ltd.	1,200	104,454
	Samsung Corp.	11,850	174,657
	Samsung Electro-Mechanics Co., Ltd.	8,590	207,323
	Samsung Electronics Co., Ltd.	3,230	1,710,056
	Samsung Engineering Co., Ltd.	3,550	67,273
	Samsung Fine Chemicals Co., Ltd.	1,960	45,219
	Samsung Fire and Marine Insurance, Ltd.	1,460	140,348
	Samsung Heavy Industries Co., Ltd.	14,720	188,715
	Samsung SDI Co., Ltd.	3,280	310,161
	Samsung Securities Co., Ltd.	7,700	239,066
	Samsung Techwin Co., Ltd.	4,320	55,544

8

	Samyang Corp.	2,240	83,073
	Seoul Bank	8,280	250,427
	Shinsegae Co., Ltd.	470	167,780
	Sindo Ricoh Co., Ltd.	660	33,460
	SK Chemicals Co., Ltd.	6,360	97,646
	SK Corp., Ltd.	8,690	433,409
*	SK Networks Co., Ltd.	5,330	79,970
	SK Telecom Co., Ltd.	1,590	292,370
*	SKC Co., Ltd.	10,040	111,360
	S-Oil Corp.	2,340	173,952
*	Ssangyong Cement Industry Co., Ltd.	27,740	69,931
*	Ssangyong Motor Co.	12,620	89,148
*	STX Shipbuilding Co., Ltd.	2,480	46,405
	Sung Shin Cement Co., Ltd.	2,710	60,723
*	Sunkyong Securities Co., Ltd.	71,320	73,819
	Tae Kwang Industrial Co., Ltd.	160	90,761
	Tae Young Corp.	2,600	90,310
	Tai Han Electric Wire Co., Ltd.	3,480	41,902
*	Tong Yang Investment Bank	10,270	43,041
	Union Steel Manufacturing Co., Ltd.	2,780	92,357
	Woongjin Coway Co., Ltd.	2,810	55,906
	Youlchon Chemical Co., Ltd.	8,320	100,113
	Yuhan Corp.	460	55,526

TOTAL — SOUTH KOREA (Cost $14,562,646)			15,452,064

MALAYSIA — (6.3%)
COMMON STOCKS — (6.3%)
	Affin Holdings Berhad	329,000	139,917
	AMMB Holdings Berhad	272,500	184,972
	Asiatic Development Berhad	117,400	56,695
	Bandar Raya Developments Berhad	100,600	40,601
	Berjaya Sports Toto Berhad	63,900	77,328
	Bernas Padiberas Nasional Berhad	105,200	38,816
	Boustead Holdings Berhad	83,400	40,993
	British American Tobacco Berhad	18,300	185,630
	Carlsberg Brewery Malaysia Berhad	35,800	51,243
	CIMB Berhad	42,333	68,979
	Commerce Asset Holding Berhad	331,700	488,295
*	Digi.Com Berhad	66,100	107,038
	Diversified Resources Berhad	209,500	88,967
*	E&O Property Development Berhad	301,700	52,072
	Edaran Otomobil Nasional Berhad	37,300	34,474
*	Fountain View Development Berhad	31,500	3,399
	Fraser & Neave Holdings Berhad	29,900	42,867
	Gamuda Berhad	127,700	145,121
	Genting Berhad	52,200	264,755
	Golden Hope Plantations Berhad	86,700	81,423
	Guiness Anchor Berhad	27,700	41,892
	Highlands and Lowlands Berhad	42,100	48,673
	Hong Leong Bank Berhad	120,000	173,813
	Hong Leong Credit Berhad	41,900	47,497
	Hume Industries (Malaysia) Berhad	30,900	40,246
	IGB Corp. Berhad	461,100	154,498
	IJM Corp. Berhad	136,000	173,046
	IOI Corp. Berhad	67,800	203,333
	IOI Properties Berhad	25,500	53,777
	Island & Peninsular Berhad	195,245	81,549
	Jaya Jusco Stores Berhad	79,200	106,169
	Johor Port Berhad	82,500	40,456
	KFC Holdings (Malaysia) Berhad	41,000	38,032
	Kian Joo Can Factory Berhad	25,800	21,339
	Kuala Lumpur Kepong Berhad	67,500	128,944
*	Kub Malaysia Berhad	376,600	45,938
	Kulim Malaysia Berhad	30,000	23,008
	Landmarks Berhad	163,800	43,104
	Lingkaran Trans Kota Holdings Berhad	80,700	50,056
	Lion Diversified Holdings Berhad	83,900	40,126
	Lion Industries Corp. Berhad	112,900	26,396
	MAA Holdings Berhad	40,600	49,506
	Magnum Corp. Berhad	160,000	86,639
	Malakoff Berhad	73,600	152,323

9

	Malayan Banking Berhad	101,900	308,956
	Malayan Cement Berhad	260,300	42,419
	Malaysia Industrial Development Finance Berhad	120,000	37,263
	Malaysia Mining Corp. Berhad	95,600	55,847
	Malaysian Airlines System Berhad	99,800	80,430
*	Malaysian Bulk Carriers Berhad	79,900	48,351
	Malaysian National Reinsurance Berhad	103,000	99,426
	Malaysian Oxygen Berhad	15,600	51,745
	Malaysian Pacific Industries Berhad	16,600	46,302
	Malaysian Plantations Berhad	147,500	96,875
*	Malaysian Resources Corp. Berhad	350,000	46,486
	Matsushita Electric Co. (Malaysia) Berhad	31,400	100,147
	Maxis Communications Berhad	61,300	154,593
	MK Land Holdings Berhad	161,200	42,014
*	MTD Infraperdana Berhad	237,500	64,882
*	Mulpha International Berhad	301,600	46,015
	Naim Cendera Berhad	118,000	97,708
	NCB Holdings Berhad	25,000	16,309
	New Straits Times Press (Malaysia) Berhad	51,400	41,778
	O.Y.L. Industries Berhad	56,000	46,915
	Oriental Holdings Berhad	45,500	50,519
	OSK Holdings Berhad	122,666	33,972
	Petronas Dagangan Berhad	138,200	137,126
	Petronas Gas Berhad	52,300	118,028
	Phileo Allied Berhad	108,200	99,500
	Plus Expressways Berhad	182,000	154,463
	PPB Group Berhad	191,200	208,026
	Puncak Niaga Holdings Berhad	74,200	51,237
	Ranhill Berhad	147,100	40,564
	Resorts World Berhad	72,700	198,825
	RHB Capital Berhad	216,200	133,059
	Road Builders (Malaysia) Holdings Berhad	123,100	65,358
	Scomi Group Berhad	126,100	45,210
	Selangor Properties Berhad	71,700	44,500
	Shell Refining Co. Federation of Malaysia Berhad	36,500	98,787
	Sime Darby Berhad	164,100	263,384
	SP Setia Berhad	153,500	174,290
	Star Publications (Malaysia) Berhad	73,100	139,770
	Sunrise Berhad	235,800	93,950
	Sunway City Berhad	164,000	79,245
	Sunway Holdings, Inc. Berhad	153,200	20,322
	Ta Ann Holdings Berhad	33,600	50,392
	TA Enterprise Berhad	359,000	68,289
	Tan Chong Motor Holdings Berhad	112,800	51,106
	Telekom Malaysia Berhad	80,400	222,002
	Tenaga Nasional Berhad	76,300	222,681
	Transmile Group Berhad	19,400	55,125
	Tronoh Mines Malaysia Berhad	65,700	49,994
	Uchi Technologies Berhad	61,500	50,241
	UEM World Berhad	340,000	54,582
	UMW Holdings Berhad	118,300	168,067
	Unisem (M) Berhad	194,700	76,073
	United Plantations Berhad	37,700	55,530
	WTK Holdings Berhad	89,400	80,698
	YTL Corp. Berhad	178,500	260,340

TOTAL — MALAYSIA (Cost $9,278,100)			9,303,661

BRAZIL — (4.9%)

PREFERRED STOCKS — (4.7%)
	Acesita SA	12,000	165,923
	Ambev Cia de Bebidas das Americas	1,590,000	512,011
*	Braskem SA Preferred A	16,000	159,050
	Caemi Meneracao e Metalurgia SA	210,000	245,906
*	Celular Crt Participacoes SA Series A	3,000	64,277
	Centrais Electricas de Santa Catarina S.A.- CELESC Series B	119,000	59,576
	Companhia Brasileira de Petroleo Ipiranga SA	9,000	97,942
	Companhia Cia Tecidos Norte de Minas	970,000	69,962
	Confab Industrial SA	39,000	56,920
	Duratex SA	11,000	103,606
*	Electropaulo Electrecidade Metropolitana	4,430,000	169,156

10

*	Embratel Participacoes SA	101,200,000	202,658
*	Gol Linhas Aereas Inteligentes SA	8,000	135,155
	Investimentos Itau SA	302,000	754,680
	Klabin SA	185,000	356,343
	Lojas Americanas SA	6,700,000	123,084
	Marcopolo SA	19,600	39,749
	Metal Leve SA	500,000	26,302
	Metalurgica Gerdau SA	26,400	404,344
*	Net Servicos de Comunicacao SA	150,000	54,730
	Paranaense de Energia Series B	34,380,000	197,353
*	Paranapanema SA	5,900	34,669
	Perdigao SA NPV	7,200	191,226
	Refinaria de Petroleo Ipiranga SA	3,000	63,195
	Ripasa SA Papel e Celulose	47,800	63,882
	Sadia SA	75,000	167,374
	Sao Paulo Alpargatas SA	4,000	70,174
	Siderurgica Belgo-Mineira	390,000	200,525
	Siderurgica de Tubarao	4,100,000	233,093
	Suzano Bahia Sul Papel e Celullose SA	40,000	174,968
	Tele Celular Sul Participacoes SA	33,168,415	51,927
*	Tele Sudeste Celular Participacoes SA	3,000	24,501
	Telecomunicacoes de Sao Paulo SA	18,900	351,618
	Telemar Norte Leste SA	11,000	242,681
	Telemig Celular Participacoes SA	34,200,000	53,542
*	Telesp Celular Participacoes SA	17,000	70,899
	Ultrapar Participants	4,100	67,840
	Uniao des Industrias Petroquimicas SA Series B	124,800	136,078
	Usinas Siderurgicas de Minas Gerais SA	23,800	494,277
	Weg SA	55,000	175,244
TOTAL PREFERRED STOCKS (Cost $6,474,199)			6,866,440

COMMON STOCKS — (0.2%)
	Copesul Companhia Petroquimica do Sul	10,000	127,323
	Souza Cruz Industria e Comercio	9,900	110,887
*	Tractebel Energia SA	9,300	42,061
TOTAL COMMON STOCKS (Cost $292,914)			280,271

INVESTMENT IN CURRENCY — (0.0%)
*	Brazilian Real		130
(Cost $127)
TOTAL — BRAZIL (Cost $6,767,240)			7,146,841

TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
	Akbank T.A.S.	74,213	446,560
	Akcansa Cimento Sanayi ve Ticaret A.S.	11,097	50,893
*	Akenerji Elektrik Uretim A.S.	22,522	93,793
	Aksa Akrilik Kimya Sanayii A.S.	2,060	20,541
	Aksigorta A.S.	21,476	108,534
*	Alarko Holding A.S.	1,134	39,656
*	Anadolu Anonim Turk Sigorta Sirketi A.S.	49,584	93,936
	Anadolu Cam Sanayii A.S.	21,512	89,629
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	5,121	124,326
	Anadolu Hayat Sigorta A.S.	11,250	19,373
	Arcelik A.S	18,568	111,059
	Aygaz A.S.	33,999	87,261
*	Beko Elektronik A.S.	22,842	43,052
	Bolu Cimento Sanayii A.S.	19,387	31,691
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	11,580	90,979
	Bursa Cimento Fabrikasi A.S.	7,692	78,715
	Cimsa Cimento Sanayi Ve Ticaret A.S.	18,871	113,853
*	Dogan Sirketler Grubu Holding A.S.	69,614	204,454
*	Dogan Yayin Holding A.S.	33,143	90,591
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	43,264	128,225
	Enka Insaat ve Sanayi A.S.	6,311	69,566
	Eregli Demir ve Celik Fabrikalari Turk A.S.	84,058	460,272
*	Finansbank A.S.	35,699	189,801
	Ford Otomotiv Sanayi A.S.	14,513	107,984
	Hurriyet Gazetecilik ve Matbaacilik A.S.	58,397	155,562

11

	Ihlas Holding A.S.	118,573	71,717
	Koc Holding A.S. Series B	37,127	175,650
	Migros Turk A.S.	30,352	262,418
*	Tansas Perakende Magazacilik Ticaret A.S.	61,626	103,847
	Tofas Turk Otomobil Fabrikasi A.S.	23,783	38,087
	Trakya Cam Sanayii A.S.	28,979	111,912
	Tupras-Turkiye Petrol Rafinerileri A.S.	21,021	323,677
	Turk Demir Dokum Fabrikalari A.S.	14,000	81,719
*	Turk Dis Ticaret Bankasi A.S.	22,297	73,188
	Turk Ekonomi Bankasi A.S.	13,830	136,834
	Turk Sise ve Cam Fabrikalari A.S.	65,123	230,193
*	Turkiye Garanti Bankasi A.S.	132,471	381,108
	Turkiye Is Bankasi A.S.	83,494	506,924
	Ulker Gida Sanayi ve Ticaret A.S.	9,000	27,830
*	Vestel Elektronik Sanayi ve Ticaret A.S.	49,143	181,912
*	Yapi ve Kredi Bankasi A.S.	34,278	150,530
	Zorlu Enerji Elektrik Uretim A.S.	6,925	27,268
TOTAL COMMON STOCKS (Cost $5,240,949)			5,935,120

RIGHTS/WARRANTS — (0.0%)
*	Koc Holding A.S. Rights 09/13/05	37,127	21,523
(Cost $0)
TOTAL — TURKEY (Cost $5,240,949)			5,956,643

MEXICO — (3.7%)
COMMON STOCKS — (3.7%)
	Alfa S.A. de C.V. Series A	74,300	450,498
*	America Telecom S.A. de C.V. Series A	57,589	199,192
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	155,000	259,414
	Consorcio Ara S.A. de C.V.	42,400	142,319
	Controladora Comercial Mexicana S.A. de C.V. Series B	72,700	101,395
*	Corporacion Geo S.A. de C.V. Series B	70,100	194,885
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	37,000	78,748
	Embotelladora Arca S.A. de C.V., Mexico	116,300	250,875
*	Empresas ICA Sociedad Controladora S.A. de C.V.	552,300	220,817
	Gruma S.A. de C.V. Series B	49,100	110,481
*	Grupo Aeroporturio del Sureste S.A. de C.V.	52,200	193,172
	Grupo Carso S.A. de C.V. Series A-1	147,700	300,756
	Grupo Cementos de Chihuahua S.A. de C.V.	38,000	89,214
	Grupo Continental S.A. de C.V.	55,700	94,258
	Grupo Financiero del Norte S.A. de C.V. Series C	51,997	426,902
	Grupo Financiero Inbursa S.A. de C.V. Series O	57,300	118,543
	Grupo Industrial Bimbo S.A. de C.V. Series A	58,500	180,042
	Grupo Modelo S.A. de C.V. Series C	84,800	274,782
	Industrias Penoles S.A. de C.V.	12,000	46,851
*	Industrias S.A. de C.V. Series B	87,100	183,756
	Kimberly Clark de Mexico S.A. de C.V. Series A	60,700	199,624
	Nueva Grupo Mexico S.A. de C.V. Series B	299,743	527,024
*	Organizacion Soriana S.A. de C.V. Series B	44,000	172,645
	TV Azteca S.A. de C.V. Series A	160,100	92,740
	Vitro S.A. de C.V.	40,000	46,006
	Wal-Mart de Mexico S.A. de C.V. Series V	120,000	522,845

TOTAL — MEXICO (Cost $5,102,955)			5,477,784

ISRAEL — (3.0%)
COMMON STOCKS — (3.0%)
	Africa-Israel Investments, Ltd.	1,298	47,974
	Alony Hetz Properties & Investments, Ltd.	14,933	42,623
	American Israeli Paper Mills, Ltd.	257	11,081
	Azorim Investment Development & Construction Co., Ltd.	4,397	40,016
	Bank Hapoalim, Ltd.	127,859	472,189
	Bank Leumi Le-Israel	122,213	362,454
*	Bezeq Israeli Telecommunication Corp., Ltd.	218,241	276,250
	Blue Square Israel, Ltd.	2,400	24,165
	CLAL Industries, Ltd.	25,600	119,289

12

	CLAL Insurance, Ltd.	8,042	156,290
	Danya Cebus, Ltd.	17,560	97,742
	Delek Automotive Systems, Ltd.	6,335	39,314
	Delek Drilling LP, Ltd.	77,506	34,480
	Delta Galil Industries, Ltd.	4,396	31,862
	Direct Insurance - I.D.I. Insurance Co., Ltd.	13,144	37,714
	Discount Investment Corp.	5,739	122,795
	Elbit Medical Imaging, Ltd.	2,691	48,731
	Elbit Systems, Ltd.	5,521	133,558
*	Electra Consumer Products	3,258	22,668
*	Electra Israel, Ltd.	1,920	132,451
*	Elron Electronic Industries, Ltd.	7,759	100,570
	FMS Enterprises Migun, Ltd.	924	41,862
	Formula Systems (1985), Ltd.	2,164	25,196
	Frutarom Industries (1995), Ltd.	5,210	41,392
	IDB Development Corp., Ltd. Series A	8,400	239,780
	Israel Chemicals, Ltd.	72,963	272,915
	Ituran, Ltd.	3,096	116,392
	Knafaim-Arkia Holdings, Ltd.	1,500	16,193
	M.A.Industries, Ltd.	29,760	168,128
	Migdal Insurance Holdings	103,993	130,157
*	Orckit Communications, Ltd.	2,512	59,598
	Ormat Industries, Ltd.	8,577	50,783
	Osem Investment, Ltd.	4,373	38,157
	Property and Building Corp., Ltd.	459	39,381
*	RADVision, Ltd.	2,629	30,725
*	Retalix, Ltd.	4,291	102,653
*	Scitex Corp., Ltd.	6,201	38,194
	Strauss Elite, Ltd.	4,680	38,307
	Suny Electronic Inc., Ltd.	5,749	22,802
	Super-Sol, Ltd. Series B	42,440	106,364
	Tadiran Communications, Ltd.	4,334	133,220
*	Union Bank of Israel, Ltd.	10,728	38,936
*	United Mizrahi Bank, Ltd.	55,324	284,153

TOTAL — ISRAEL (Cost $4,347,399)			4,389,504

THAILAND — (2.8%)
COMMON STOCKS — (2.8%)
	Advance Info Service Public Co., Ltd. (Foreign)	70,300	172,233
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	75,100	61,938
	Asian Property Development Public Co., Ltd. (Foreign)	308,600	26,949
	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	100,000	38,811
	Bangkok Expressway Public Co., Ltd. (Foreign)	217,100	138,238
*	Bank of Ayudhya Public Co., Ltd. (Foreign)	550,000	172,104
	Banpu Public Co., Ltd. (Foreign)	32,500	122,984
	BEC World Public Co., Ltd. (Foreign)	109,400	36,887
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	90,500	45,662
*	C.P. Seven Eleven Public Co., Ltd. (Foreign)	300,000	43,299
	Central Pattana Public Co., Ltd. (Foreign)	179,700	44,898
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	1,335,100	166,786
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	356,100	133,888
	Hana Microelectronics Public Co., Ltd. (Foreign)	167,316	97,812
*	International Broadcasting Corp. Public Co., Ltd. (Foreign)	68,000	34,309
*	ITV Public Co., Ltd. (Foreign)	183,700	55,255
*	K.R. Precision Public Co., Ltd. (Foreign)	610,200	61,279
	Kasikornbank Public Co., Ltd. (Foreign)	173,800	265,601
	Kiatnakin Finance Public Co., Ltd. (Foreign)	60,000	41,844
	Krung Thai Bank Public Co., Ltd. (Foreign)	1,109,200	259,643
	Land & Houses Public Co., Ltd. (Foreign)	288,800	57,095
	MBK Development Public Co., Ltd. (Foreign)	31,400	33,514
	National Finance and Securities Public Co., Ltd. (Foreign)	504,400	152,941
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	163,400	9,513
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	118,000	111,631
	Regional Container Lines Public Co., Ltd. (Foreign)	56,900	49,343
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	2,499,300	86,695
	Shin Corporation Public Co., Ltd. (Foreign)	134,400	123,886
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	217,700	78,156
	Siam Cement Public Co., Ltd. (Foreign)	54,500	317,283
	Siam City Cement Public Co., Ltd. (Foreign)	20,800	142,283
	Siam Commercial Bank Public Co., Ltd. (Foreign)	192,700	232,549

13

	Siam Makro Public Co., Ltd. (Foreign)	28,900	41,711
*	Telecomasia Corp. Public Co., Ltd. (Foreign)	469,200	84,792
*	Thai Military Bank Public Co., Ltd. (Foreign)	1,541,300	145,811
*	Thai Olefins Public Co., Ltd. (Foreign)	35,000	50,091
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	215,200	79,346
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	56,900	41,407
*	TPI Polene Public Co., Ltd. (Foreign)	192,300	132,942
*	TT&T Public Co., Ltd. (Foreign)	699,600	54,644
	Vinythai Public Co., Ltd. (Foreign)	312,600	68,245

TOTAL — THAILAND (Cost $4,271,834)			4,114,298

POLAND — (2.6%)
COMMON STOCKS — (2.6%)
	Agora SA	5,661	121,860
	Bank Millennium SA	112,834	143,966
	Bank Polska Kasa Opieki — Grupa Pekao SA	14,013	704,280
	Bank Przemyslowo Handlowy BPH SA	824	157,129
	Bank Zackodni WBK SA	4,414	146,536
*	Budimex SA	6,056	81,594
*	Cersanit-Krasnystaw SA	571	20,985
*	Computerland SA	1,310	38,866
	Debica SA	1,550	36,229
*	Echo Investment SA	2,895	115,589
*	Farmacol SA	600	6,627
*	Getin Holdings SA	51,249	62,153
	Impexmetal SA	1,927	29,782
*	Kredyt Bank SA	16,968	58,330
*	Mostostal Siedlce SA	8,372	117,283
	Netia Holdings SA	79,079	112,804
	Orbis SA	7,236	61,290
	Polska Grupa Farmaceutyczna SA	3,184	53,595
	Polski Koncern Naftowy Orlen SA	47,311	822,090
	Prokom Software SA	3,247	115,835
	Przedsiebiorstwo Farmaceutyczne JELFA SA	5,376	111,258
	Telekomunikacja Polska SA	76,375	533,001
	Zaklady Metali Lekkich Kety SA	5,416	229,750

TOTAL — POLAND (Cost $3,446,810)			3,880,832

HUNGARY — (2.6%)
COMMON STOCKS — (2.6%)
*	BorsodChem RT	19,120	243,406
*	Danubius Hotel & Spa RT	2,137	61,233
	Delmagyarorszagi Aramszolgaltato Demasz RT	1,163	97,707
	Egis RT	2,233	207,150
	Gedeon Richter, Ltd.	3,442	550,732
	Magyar Olay-Es Gazipari RT	9,362	1,032,712
	Matav RT	118,191	599,366
	Orszagos Takerekpenztar es Keresdelmi Bank RT	22,975	913,941
*	Tiszai Vegyi Kombinat RT	4,305	124,139

TOTAL — HUNGARY (Cost $3,401,136)			3,830,386

CHILE — (2.1%)
COMMON STOCKS — (2.1%)
*	Aguas Andinas SA Series A	269,901	94,981
	Banco de Credito e Inversiones SA Series A	4,812	122,794
	Banmedica SA	66,170	59,739
	CAP SA (Compania de Aceros del Pacifico)	13,270	166,499
	Cementos Bio-Bio SA	22,587	57,638
*	Colbun SA	499,402	69,010
	Compania General de Electricidad SA	8,349	43,379
	Consumidores de Gas de Santiago SA	10,736	56,969
*	Corpbanca SA	32,522,564	186,357
	Cristalerias de Chile SA	5,491	62,220

14

*	Embotelladora Andina SA Series B	35,500	90,917
	Empresa Nacional de Telecomunicaciones SA	25,522	226,888
	Empresas CMPC SA	24,154	600,301
	Empresas Copec SA	65,005	556,929
*	Empresas Iansa SA	500,000	46,522
*	Falabella Sociedad Anomina Comercial e Industrial SA	38,308	96,696
	Lan Airlines SA	7,071	44,491
*	Madeco Manufacturera de Cobre SA	419,040	39,954
*	Masisa SA	199,060	46,212
	Parque Arauco SA	119,391	85,790
	Sud Americana de Vapores SA	89,173	202,909
	Vina de Concha y Toro SA	62,090	103,302
	Vina San Pedro SA	6,800,000	81,437

TOTAL — CHILE (Cost $3,021,241)			3,141,934

INDONESIA — (1.8%)
COMMON STOCKS — (1.8%)
	PT Astra Agro Lestari Tbk	98,500	39,203
	PT Astra International Tbk	334,500	331,657
	PT Bank Central Asia Tbk	899,500	300,543
	PT Bank Danamon Indonesia Tbk	190,000	83,328
	PT Bank Pan Indonesia Tbk	1,410,000	57,112
	PT Berlian Laju Tanker Tbk	551,000	40,736
	PT Bumi Resources Tbk	2,801,000	212,657
	PT Citra Marga Nusaphala Persada Tbk	377,000	30,493
*	PT GT Petrochem Industries Tbk	2,109,000	63,865
	PT Gudang Garam Tbk	173,000	185,506
*	PT Indocement Tunggal Prakarsa Tbk	470,500	134,487
	PT Indofood Sukses Makmur Tbk	1,908,500	147,056
	PT International Nickel Indonesia Tbk	114,500	173,582
	PT Kalbe Farma Tbk	628,500	52,291
*	PT Kawasan Industry Jababeka Tbk	2,528,500	22,344
*	PT Lippo Bank Tbk Series A	485,500	71,663
	PT Lippo Karawaci Tbk	300,000	47,242
	PT Matahari Putra Prima Tbk	605,000	47,325
	PT Ramayana Lestari Sentosa Tbk (Foreign)	1,496,000	119,663
	PT Semen Gresik Tbk	30,500	46,584
	PT Summarecon Agung Tbk	390,000	29,355
	PT Telekomunikasi Indonesia (Persero) Tbk	97,500	47,913
	PT Tempo Scan Pacific Tbk	82,000	48,020
	PT Unilever Tbk	343,500	141,326
	PT United Tractors Tbk	336,500	127,183

TOTAL — INDONESIA (Cost $3,064,333)			2,601,134

CZECH REPUBLIC — (1.6%)
COMMON STOCKS — (1.6%)
	CEZ A.S.	60,000	1,593,425
	Komercni Banka A.S.	2,372	327,973
	Phillip Morris CR A.S.	150	121,934
	Zentiva NV	7,900	311,547

TOTAL — CZECH REPUBLIC (Cost $1,834,381)			2,354,879

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	1,100,000	97,032
	Ayala Corp. Series A	25,620	134,692
	Ayala Land, Inc.	729,000	105,461
	Bank of the Philippine Island	130,200	124,065
	Equitable PCI Bank, Inc.	100,400	92,059
*	Filinvest Land, Inc.	1,408,000	33,707
*	First Philippines Holdings Corp.	104,900	78,642
*	International Container Terminal Services, Inc.	176,000	25,442
*	Jollibee Food Corp.	180,900	106,546

15

* Megaworld Properties & Holdings, Inc.	1,195,000	29,062
Metro Bank and Trust Co.	174,100	87,075
Petron Corp.	811,000	47,045
* Pilipino Telephone Corp.	862,000	45,377
SM Prime Holdings, Inc.	497,000	62,942

TOTAL — PHILIPPINES (Cost $1,116,637)		1,069,147
	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $1,989,000 FNMA Note 2.95%, 11/14/07, valued at $2,001,431) to be repurchased at $1,971,185	$1,971	1,971,000
(Cost $1,971,000)

TOTAL INVESTMENTS — (100.0%) (Cost $140,105,610) ††		$147,264,810

†	Securities have been fair valued. See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $140,106,959.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

DFA ONE-YEAR FIXED INCOME PORTFOLIO

August 31, 2005

(Unaudited)

	Shares	Value †
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	197,561,755	$1,969,690,697

Total Investments (100%) (Cost $1,970,046,886) ††		$1,969,690,697

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $1,979,602,789.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

August 31, 2005

 (Unaudited)

	Shares	Value †
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	192,072,579	$1,916,884,338

Total Investments (100%) (Cost $1,923,075,350) ††		$1,916,884,338

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $1,932,987,882.

1

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Face Amount	Value †
	(000)
AGENCY OBLIGATIONS — (99.4%)
Federal Farm Credit Bank
3.250%, 06/15/07	$7,835	$7,729,055
3.625%, 10/24/08	83,000	81,849,039
3.650%, 12/17/08	16,000	15,771,968
3.700%, 12/17/08	56,700	55,806,918
3.950%, 01/05/09	5,000	4,973,200
3.900%, 02/24/09	6,000	5,954,058
3.550%, 04/06/09	22,595	22,148,704
4.125%, 04/15/09	16,500	16,487,081
4.375%, 06/24/09	20,570	20,724,254
4.500%, 04/19/10	14,065	14,243,119
Federal Home Loan Bank
2.500%, 04/11/06	8,000	7,933,008
2.875%, 08/15/06	5,000	4,949,590
2.625%, 10/16/06	2,720	2,679,774
2.750%, 12/15/06	7,500	7,383,743
5.800%, 09/02/08	53,300	55,773,280
5.865%, 09/02/08	2,670	2,807,217
3.625%, 11/14/08	24,000	23,687,928
3.625%, 11/14/08	21,000	20,702,136
3.500%, 02/13/09	42,880	42,025,101
3.000%, 04/15/09	39,400	37,902,642
4.250%, 05/15/09	27,500	27,595,535
3.750%, 08/18/09	39,400	38,861,205
3.500%, 11/03/09	58,000	56,486,664
4.000%, 11/13/09	15,000	14,885,940
6.500%, 11/13/09	5,000	5,438,590
3.875%, 01/15/10	23,300	23,068,258
Tennessee Valley Authority
5.375%, 11/13/08	76,445	79,383,852
TOTAL AGENCY OBLIGATIONS
(Cost $706,307,776)		697,251,859

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $4,147,000 FHLMC Note 4.00%, 09/22/09, valued at $4,172,919) to be repurchased at $4,111,386	4,111	4,111,000
(Cost $4,111,000)

TOTAL INVESTMENTS - (100.0%)
(Cost $710,418,776) ††		$701,362,859

†	See Security Valuation Note.
††	The cost for federal income tax purposes is $710,418,776.

1

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Face Amount	Value †
	(000)
UNITED STATES — (23.6%)
BONDS — (15.4%)
Bayerische Landesbank
3.200%, 04/15/09	$10,000	$9,640,770
Citigroup, Inc.
4.250%, 07/29/09	13,575	13,553,049
Gillette Co.
3.800%, 09/15/09	34,185	33,670,687
Pfizer, Inc.
5.625%, 04/15/09	18,300	19,057,766
Procter & Gamble Co.
6.875%, 09/15/09	22,579	24,790,771
Toyota Motor Credit Corp.
2.875%, 08/01/08	6,000	5,786,604
@ 4.000%, 02/12/10	7,700	10,026,947
US Bank NA
3.400%, 03/02/09	30,250	29,272,713
Wal-Mart Stores, Inc.
6.875%, 08/10/09	33,590	36,665,870
Wells Fargo & Co.
3.125%, 04/01/09	32,090	30,895,129
Westdeutsche Landesbank
6.050%, 01/15/09	32,200	33,711,854
TOTAL BONDS (Cost $251,123,515)		247,072,160
AGENCY OBLIGATIONS — (8.2%)
Federal Farm Credit Bank
4.125%, 04/15/09	17,500	17,486,298
Federal Home Loan Bank
3.875%, 01/15/10	33,000	32,671,782
Federal Home Loan Mortgage Corporation
@ 3.750%, 07/15/09	38,100	49,003,415
6.625%, 09/15/09	21,000	22,928,997
Federal National Mortgage Association
3.250%, 02/15/09	9,700	9,437,208
TOTAL AGENCY OBLIGATIONS (Cost $132,156,643)		131,527,700
TOTAL — UNITED STATES (Cost $383,280,158)		378,599,860
CANADA — (15.4%)
BONDS — (15.4%)
BP Canada Finance
3.625%, 01/15/09	11,394	11,238,028
• British Columbia, Province of
6.250%, 12/01/09	42,600	39,922,809
• Canada Housing Trust
4.650%, 09/15/09	47,900	42,225,965
• Canada, Goverment of
4.250%, 09/01/09	37,800	33,042,559
• General Electric Capital Canada Funding Co.
3.650%, 06/07/10	44,800	37,813,834
• Ontario, Province of
6.200%, 11/19/09	50,500	47,208,492
• Toyota Credit Canada
4.250%, 06/17/09	27,600	23,814,914
4.750%, 06/29/09	14,300	12,539,692
TOTAL BONDS (Cost $232,979,596)		247,806,293

1

INVESTMENT IN CURRENCY — (0.0%)
* Canadian Dollars		101
(Cost $97)
TOTAL — CANADA (Cost $232,979,693)		247,806,394
FRANCE — (10.7%)
BONDS — (10.7%)
@ Caisse D’Amortissement de la Dette Sociale SA
3.125%, 07/12/10	36,400	45,902,611
Dexia Credit Local
5.500%, 01/21/09	20,115	21,042,161
@ ERAP
3.750%, 04/25/10	14,200	18,385,161
@ French Republic
3.000%, 01/12/10	35,000	44,035,740
Total Capital SA
3.500%, 01/05/09	30,900	30,228,574
@ UNEDIC
3.000%, 02/02/10	10,000	12,551,007
TOTAL — FRANCE (Cost $175,354,690)		172,145,254
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.0%)
BONDS — (9.0%)
Asian Development Bank
5.9475%, 05/20/09	34,000	35,990,870
European Investment Bank
3.375%, 03/16/09	33,435	32,764,260
4.000%, 04/15/09	10,200	1,420,262
• Inter-American Development Bank
5.625%, 06/29/09	32,360	29,389,030
International Finance Corp.
3.750%, 06/30/09	15,035	14,908,165
Oresundsbro Konsortiet
6.000%, 04/20/09	9,000	1,328,201
World Bank (International Bank for Reconstruction & Development)
5.125%, 03/13/09	27,300	28,198,470
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS (Cost $141,940,209)		143,999,258
GERMANY — (8.9%)
BONDS — (8.9%)
@ Bundesrepublik Deutschland
5.375%, 01/04/10	24,700	34,011,477
Deutsche Postbank AG
5.500%, 02/17/09	8,000	8,343,792
KFW-Kreditanstalt Fuer Wiederaufbau AG
3.750%, 01/28/09	15,560	2,141,496
@ 3.500%, 04/17/09	29,000	37,015,402
• Landesbank Baden-Wuerttemberg Foerderbank
4.500%, 01/26/09	19,800	17,206,826
• Landwirtschaftliche Rentenbank
4.250%, 09/01/09	50,100	43,486,403
TOTAL — GERMANY (Cost $142,067,076)		142,205,396
NETHERLANDS — (8.3%)
BONDS — (8.3%)
@ Bank Nederlandse Gemeenten NV
3.000%, 04/15/10	23,600	29,631,820

2

@ Dutch Government Bond
3.000%, 01/15/10	36,000	45,272,275
Nederlandse Waterschapsbank NV
2.750%, 12/30/08	19,300	18,454,660
• Rabobank
4.250%, 01/05/09	47,200	40,648,224
TOTAL — NETHERLANDS (Cost $133,684,291)		134,006,979
SWEDEN — (6.5%)
BONDS — (6.5%)
Kommuninvest I Sverige AB
4.100%, 05/11/09	156,000	21,738,579
4.000%, 01/21/10	10,000	9,930,630
Stockholm, Sweden
3.375%, 03/08/10	251,000	34,304,380
Swedish Government
4.000%, 12/01/09	277,000	38,862,545
TOTAL — SWEDEN (Cost $111,075,170)		104,836,134
BELGIUM — (2.8%)
BONDS — (2.8%)
@ Belgium, Kingdom of
3.750%, 03/28/09	15,300	19,727,198
3.000%, 03/28/10	20,000	25,166,611
TOTAL — BELGIUM (Cost $43,863,628)		44,893,809
AUSTRIA — (2.7%)
BONDS — (2.7%)
@ Asfinag
3.250%, 10/19/09	34,700	43,989,122
(Cost $45,322,358)
UNITED KINGDOM — (2.5%)
BONDS — (2.5%)
@ Network Rail Finance P.L.C.
3.125%, 03/30/09	32,000	40,287,783
(Cost $41,509,735)
NORWAY — (2.1%)
BONDS — (2.1%)
Eksportfinans ASA
4.375%, 07/15/09	34,000	34,143,378
(Cost $34,308,062)
SPAIN — (2.0%)
BONDS — (2.0%)
Institut de Credito Oficial
3.875%, 07/15/09	33,045	32,772,775

3

(Cost $32,833,017)
FINLAND — (2.0%)
BONDS — (2.0%)
Republic of Finland
3.250%, 05/15/09	32,700	31,897,902
(Cost $31,813,310)
JAPAN — (1.8%)
BONDS — (1.8%)
@ Glaxosmithkline Capital KK
3.250%, 06/03/09	22,800	28,802,084
(Cost $28,337,605)
EMU — (0.6%)
INVESTMENT IN CURRENCY — (0.6%)
* Euro Currency		9,042,003
(Cost $8,953,479)
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $18,535,000 FNMA Note 2.95%, 11/14/07, valued at $18,650,844) to be repurchased at $18,376,725	18,375	18,375,000
(Cost $18,375,000)
TOTAL INVESTMENTS — (100.0%) (Cost $1,605,697,481) ††		$1,607,803,131

†	See Security Valuation Note.
@	Denominated in Euro Currency.
•	Denominated in Canadian Dollars.
*	Non-Income Producing Securities.
Denominated in Swedish Krona.
††	The cost for federal income tax purposes is $1,605,697,481.

4

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Face Amount	Value †
	(000)
U.S. TREASURY OBLIGATIONS — (34.8%)
U.S. Treasury Bonds
11.250%, 02/15/15	$5,000	$7,800,584
10.625%, 08/15/15	11,000	16,856,213
9.875%, 11/15/15	6,000	8,873,670
9.250%, 02/15/16	9,000	12,905,505
7.250%, 05/15/16	6,000	7,615,548
7.500%, 11/15/16	4,000	5,198,751
9.000%, 11/15/18	8,200	12,156,819
U.S. Treasury Notes
5.500%, 05/15/09	5,000	5,288,475
6.000%, 08/15/09	8,000	8,624,688
6.500%, 02/15/10	6,600	7,303,309
5.750%, 08/15/10	3,600	3,903,329
5.000%, 02/15/11	22,700	23,950,271
5.000%, 08/15/11	17,000	17,990,114
4.875%, 02/15/12	9,000	9,480,231
3.875%, 02/15/13	14,300	14,233,534
TOTAL U.S. TREASURY OBLIGATIONS (Cost $155,921,863)		162,181,041
AGENCY OBLIGATIONS — (64.8%)
Federal Farm Credit Bank
6.450%, 10/07/09	2,000	2,169,804
7.160%, 05/19/10	3,000	3,376,320
4.180%, 09/22/10	7,000	6,989,801
6.700%, 11/22/10	2,000	2,234,530
6.135%, 12/13/10	4,000	4,359,368
5.750%, 01/18/11	9,000	9,668,943
6.000%, 03/07/11	9,000	9,778,554
6.740%, 04/11/11	1,000	1,124,242
4.800%, 05/24/11	3,300	3,394,324
6.300%, 06/06/11	2,800	3,103,629
4.250%, 07/11/11	13,600	13,609,343
4.350%, 11/02/11	3,000	3,018,705
4.300%, 11/23/11	5,500	5,520,323
6.260%, 12/02/11	2,000	2,220,880
4.950%, 12/22/11	5,000	5,197,855
4.500%, 03/14/12	8,500	8,635,269
4.625%, 03/16/12	7,000	7,121,058
4.480%, 08/24/12	4,000	4,066,944
6.280%, 11/26/12	3,000	3,380,436
4.150%, 05/15/13	4,000	3,966,612
3.880%, 07/08/13	4,000	3,890,492
8.160%, 09/30/14	3,615	4,641,067
4.700%, 12/10/14	4,000	4,105,348
4.375%, 02/17/15	8,000	8,009,952
Federal Home Loan Bank
5.915%, 08/25/08	3,000	3,156,555
5.800%, 09/02/08	3,000	3,139,209
5.550%, 11/17/08	5,000	5,221,625
5.315%, 12/23/08	10,000	10,381,010
5.545%, 02/17/09	3,000	3,140,808
5.950%, 03/16/09	5,550	5,890,193
5.863%, 04/22/09	9,000	9,537,012
6.730%, 06/22/09	2,500	2,732,715
6.500%, 08/14/09	3,000	3,249,255
6.500%, 11/13/09	9,000	9,789,462
3.875%, 02/12/10	3,000	2,962,209
7.375%, 02/12/10	2,080	2,346,390

1

7.625%, 05/14/10	3,020	3,461,415
4.125%, 08/13/10	9,000	8,950,905
6.625%, 11/15/10	1,000	1,110,652
4.500%, 05/13/11	2,045	2,069,303
7.200%, 06/14/11	3,000	3,464,937
5.750%, 08/15/11	8,000	8,617,840
5.750%, 05/15/12	16,300	17,762,061
4.500%, 11/15/12	8,000	8,139,336
3.875%, 06/14/13	3,600	3,519,623
4.500%, 09/16/13	11,000	11,146,729
5.250%, 06/18/14	14,000	14,931,056
4.500%, 11/14/14	4,000	4,045,424
Tennessee Valley Authority
5.375%, 11/13/08	8,000	8,307,552
5.625%, 01/18/11	11,000	11,759,737
6.000%, 03/15/13	9,000	10,007,019
TOTAL AGENCY OBLIGATIONS (Cost $291,070,075)		302,423,831
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $1,797,000 FHLMC Note 4.00%, 09/22/09, valued at $1,808,231) to be repurchased at $1,781,167	1,781	1,781,000
(Cost $1,781,000)
TOTAL INVESTMENTS - (100.0%) (Cost $448,772,938) ††		$466,385,872

†	See Security Valuation Note.
††	The cost for federal income tax purposes is $448,772,938.

2

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Face Amount	Value †
	(000)
MUNICIPAL BONDS — (62.6%)
ALABAMA — (2.1%)
Alabama State Department of Dock Facilities Revenue Bonds
6.000%, 10/01/08	$1,000	$1,085,180
Alabama State Federal Highway Finance Authority Series A Revenue Bonds
5.000%, 03/01/09	4,000	4,246,560
Alabama Water Pollution Control Authority Revenue Bonds
5.000%, 08/15/08	2,160	2,276,359
City of Huntsville, Alabama General Obligations
4.500%, 08/01/07	1,000	1,027,140
Jefferson County, Alabama Series A General Obligations
5.000%, 04/01/08	1,300	1,361,503
TOTAL — ALABAMA (Cost $10,171,096)		9,996,742
ARIZONA — (1.7%)
Arizona State Transportation Board Revenue Bonds
5.250%, 07/01/08	3,000	3,180,210
City of Scottsdale, Arizona General Obligations
5.000%, 07/01/08	2,250	2,370,690
Phoenix, Arizona Civic Improvement Corp. Water System Revenue Bonds
5.000%, 07/01/08	1,500	1,580,040
Pima County, Arizona General Obligations
5.100%, 07/01/07	1,000	1,038,130
TOTAL — ARIZONA (Cost $8,239,172)		8,169,070
ARKANSAS — (1.5%)
Fort Smith, Arkansas Water & Sewer Redevelopment Revenue Bonds
5.000%, 10/01/09	2,850	3,049,842
State of Arkansas General Obligations
5.500%, 08/01/09	3,885	4,222,179
TOTAL — ARKANSAS (Cost $7,356,828)		7,272,021
COLORADO — (0.2%)
Jefferson County, Colorado School District General Obligations
5.500%, 12/15/06	1,000	1,032,270
(Cost $1,038,894)
CONNECTICUT — (3.7%)
City of Stamford, Connecticut General Obligations
5.000%, 07/15/09	2,000	2,145,400
Connecticut State General Obligations
5.000%, 12/15/09	4,000	4,293,640
Connecticut State Special Obligation Rate Reduction Series A Revenue Bonds
5.000%, 06/30/09	5,000	5,333,700
State of Connecticut Health Education Refunding Bonds
4.500%, 03/15/09	5,600	5,873,224
TOTAL — CONNECTICUT (Cost $17,895,196)		17,645,964
DELAWARE — (0.4%)
Delaware Transportation Authority Series B Revenue Bonds
5.250%, 07/01/07	1,000	1,041,130
State of Delaware Series B General Obligations
5.000%, 05/01/07	1,000	1,033,940
TOTAL — DELAWARE (Cost $2,082,719)		2,075,070
FLORIDA — (2.6%)
Florida State Board of Education Series C General Obligations
4.000%, 06/01/09	4,000	4,127,360
Florida State Board of Education Series H General Obligations

1

5.000%, 06/01/08	2,000	2,103,700
Gainesville, Florida Utility System Revenue Bonds
5.000%, 10/01/09	4,000	4,282,040
Jacksonville, Florida Excise Taxes Revenue Bonds
5.250%, 10/01/07	1,000	1,046,440
Tallahassee, Florida Energy Systems Revenue Bonds
2.750%, 10/01/05	1,000	1,000,050
TOTAL — FLORIDA (Cost $12,815,015)		12,559,590
GEORGIA — (2.3%)
State of Georgia General Obligations
5.250%, 08/01/07	1,000	1,043,550
5.750%, 08/01/07	2,165	2,279,182
5.750%, 09/01/07	1,000	1,054,810
6.700%, 08/01/08	2,000	2,205,940
6.250%, 04/01/09	2,000	2,215,560
5.800%, 11/01/09	2,010	2,220,668
TOTAL — GEORGIA (Cost $11,096,702)		11,019,710
HAWAII — (0.9%)
Honolulu, Hawaii General Obligations Pre-Refunded
5.000%, 03/01/10	1,255	1,351,961
Honolulu, Hawaii General Obligations Un-Refunded
5.000%, 03/01/10	745	800,301
State of Hawaii General Obligations
5.000%, 04/01/08	2,000	2,095,140
TOTAL — HAWAII (Cost $4,273,035)		4,247,402
ILLINOIS — (2.6%)
Central Lake County, Illinois General Obligations
6.000%, 02/01/08	1,000	1,065,900
Chicago Metropolitan Water Reclamation District General Obligations
5.500%, 12/01/08	2,000	2,145,980
Chicago, Illinois Public Building Commission Revenue Bonds
5.000%, 03/01/08	1,000	1,044,390
Chicago, Illinois Tax Increment
5.500%, 01/01/07	970	1,001,864
Du Page, Cook & Will Counties Community College District General Obligations
5.000%, 06/01/08	2,175	2,284,250
Du Page, Illinois Water Commission General Obligations
5.000%, 03/01/07	1,000	1,029,740
State of Illinois First Series General Obligations
5.250%, 04/01/07	600	620,904
State of Illinois General Obligations
5.500%, 04/01/09	3,000	3,240,390
TOTAL — ILLINOIS (Cost $12,613,725)		12,433,418
INDIANA — (0.9%)
Indianapolis, Indiana Local Improvement Revenue Bonds
6.500%, 01/01/08	1,000	1,074,080
Ivy Technical State College Revenue Bonds
5.000%, 07/01/08	1,000	1,050,600
Logansport Multi-Purpose School Building Corp. Revenue Bonds
4.250%, 07/05/08	1,000	1,030,620
Valparaiso, Indiana School Building Corp. Revenue Bonds
4.500%, 01/05/07	1,000	1,019,780
TOTAL — INDIANA (Cost $4,223,086)		4,175,080
IOWA — (0.8%)
Des Moines, Iowa General Obligations
5.000%, 06/01/09	3,680	3,916,661
(Cost $3,905,314)
KANSAS — (0.6%)
Johnson County, Kansas General Obligations
5.250%, 09/01/07	1,000	1,044,640
Kansas State Development Finance Authority Revenue Bonds

2

5.000%, 10/01/07	1,000	1,041,050
Wyandotte County, Kansas City, Kansas
5.000%, 09/01/07	1,000	1,039,850
TOTAL — KANSAS (Cost $3,132,338)		3,125,540
KENTUCKY — (0.7%)
Kentucky State Turnpike Authority Revenue Bonds
5.500%, 07/01/08	3,000	3,195,330
(Cost $3,253,046)
LOUISIANA — (0.8%)
Calcasieu Parish, Louisiana General Obligations
4.600%, 08/15/06	700	711,158
New Orleans, Louisiana Certificates of Indebtedness General Obligations
5.000%, 03/01/08	1,000	1,042,930
Shreveport, Louisiana Series A Certificates of Indebtedness
5.000%, 10/01/07	1,000	1,039,820
St. Tammany Parish, Louisiana Revenue Bonds
6.000%, 04/01/07	1,000	1,046,100
TOTAL — LOUISIANA (Cost $3,866,550)		3,840,008
MARYLAND — (1.8%)
State of Maryland General Obligations
5.000%, 07/15/08	2,000	2,112,080
5.250%, 02/01/09	5,000	5,366,250
Washington Suburban Sanitation District General Obligations
5.250%, 06/01/08	1,000	1,059,990
TOTAL — MARYLAND (Cost $8,565,469)		8,538,320
MASSACHUSETTS — (0.7%)
Boston, Massachusetts Series A General Obligations
5.000%, 02/01/08	1,000	1,046,950
State of Massachusetts Series C General Obligations
5.250%, 12/01/07	2,000	2,096,980
TOTAL — MASSACHUSETTS (Cost $3,171,310)		3,143,930
MICHIGAN — (1.7%)
Detroit, Michigan City School District Series B General Obligations
4.500%, 05/01/08	1,000	1,037,420
Fraser Public School District General Obligations
5.150%, 05/01/08	1,000	1,053,870
Michigan Municipal Bond Authority Revenue Bonds
5.250%, 10/01/07	1,000	1,045,620
5.250%, 10/01/08	3,000	3,193,740
Michigan State Comprehensive Transportation Series A Revenue Bonds
5.750%, 05/15/07	1,000	1,045,990
Wayne County, Michigan Community College General Obligations
5.000%, 07/01/07	1,000	1,035,290
TOTAL — MICHIGAN (Cost $8,525,416)		8,411,930
MINNESOTA — (1.5%)
Metropolitan Council of Minneapolis and St. Paul General Obligations
4.000%, 02/01/08	1,200	1,228,716
State of Minnesota General Obligations
5.500%, 11/01/06	2,250	2,317,050
5.000%, 11/01/07	1,000	1,043,060
5.000%, 08/01/09	2,600	2,785,146
TOTAL — MINNESOTA (Cost $7,390,611)		7,373,972
MISSISSIPPI — (1.1%)
Rankin County, Mississippi School District General Obligations
4.500%, 02/01/07	1,000	1,020,980
State of Mississippi General Obligations
5.000%, 10/01/09	4,000	4,278,880
TOTAL — MISSISSIPPI (Cost $5,286,589)		5,299,860
MISSOURI — (0.7%)
State of Missouri General Obligations
5.000%, 08/01/08	3,000	3,168,090
(Cost $3,220,210)

3

NEVADA — (1.9%)
Clark County, Nevada School District General Obligations
4.000%, 06/01/09	3,540	3,645,138
Las Vegas, Nevada Valley Water Distribution Series B General Obligations
5.250%, 06/01/09	2,830	3,037,779
State of Nevada General Obligations
5.375%, 10/01/08	2,100	2,241,981
TOTAL — NEVADA (Cost $9,092,407)		8,924,898

NEW HAMPSHIRE — (0.2%)
New Hampshire State Turnpike Systems Revenue Bonds
5.000%, 10/01/06	1,000	1,022,360
(Cost $1,027,262)
NEW JERSEY — (1.6%)
New Jersey State Transportation Trust Fund Authority
5.375%, 12/15/07	1,000	1,052,480
5.250%, 12/15/09	6,130	6,615,373
TOTAL — NEW JERSEY (Cost $7,791,820)		7,667,853
NEW MEXICO — (0.3%)
New Mexico State Severance Tax Series
5.000%, 07/01/07	550	569,806
5.000%, 07/01/07	1,000	1,036,200
TOTAL — NEW MEXICO (Cost $1,613,428)		1,606,006
NEW YORK — (2.0%)
Long Island Power Authority Series A Revenue Bonds
5.250%, 12/01/05	1,000	1,006,110
Municipal Assistance Corp. for the City of New York Revenue Bonds
6.000%, 07/01/07	1,000	1,055,780
Nassau County, New York Interim Finance Authority Series A Revenue Bonds
5.000%, 11/15/09	3,415	3,661,119
New York State Thruway Authority Series A Revenue Bonds
5.000%, 04/01/09	3,500	3,737,650
TOTAL — NEW YORK (Cost $9,608,930)		9,460,659
NORTH CAROLINA — (2.0%)
Durham County, North Carolina General Obligations
5.500%, 04/01/09	3,000	3,253,080
North Carolina State Public Improvements General Obligations
5.500%, 03/01/08	1,000	1,060,940
State of North Carolina General Obligations
5.000%, 03/01/09	4,000	4,261,560
University of North Carolina Revenue Bonds
5.000%, 04/01/08	1,000	1,049,840
TOTAL — NORTH CAROLINA (Cost $9,704,154)		9,625,420
OHIO — (2.6%)
Franklin County, Ohio General Obligations
5.500%, 12/01/07	1,000	1,054,740
Ohio State Building Authority Revenue Bonds
5.500%, 10/01/08	1,500	1,605,960
Ohio State Higher Education Capital Facilities Revenue Bonds
5.000%, 12/01/08	5,000	5,294,900
Ohio State Higher Education Capital Facilities Series II Revenue Bonds
5.250%, 12/01/06	1,000	1,028,660
Ohio State Water Development Authority Revenue Bonds
5.000%, 06/01/08	2,500	2,628,950
State of Ohio Highway Improvement General Obligations
5.500%, 05/01/07	1,000	1,042,450
TOTAL — OHIO (Cost $12,853,069)		12,655,660
OKLAHOMA — (0.9%)
Grand River Dam Authority of Oklahoma Revenue Bonds
5.750%, 06/01/08	4,000	4,284,520
(Cost $4,337,876)

4

OREGON — (2.0%)
Oregon State Deparment of Transportation Revenue Bonds
5.000%, 11/15/06	900	921,726
Oregon State Department of Administrative Services Revenue Bonds
5.250%, 04/01/08	2,000	2,109,420
Salem-Keizer, Oregon School District General Obligations
5.000%, 06/15/09	6,055	6,461,593
TOTAL — OREGON (Cost $9,464,036)		9,492,739
PENNSYLVANIA — (1.8%)
Allegheny County, Pennsylvania Sanitation Authority
5.000%, 12/01/07	1,000	1,043,340
Berks County, Pennsylvania General Obligations
6.350%, 11/15/07	1,500	1,606,395
Pennsylvania Intergovernmental Cooperative Authority Special Tax
5.000%, 06/15/08	1,000	1,052,280
Pittsburgh, Pennsylvania School District General Obligations
5.000%, 09/01/07	1,000	1,038,870
State of Pennsylvania General Obligations
5.000%, 01/15/07	650	667,765
5.000%, 10/01/09	2,950	3,163,846
TOTAL — PENNSYLVANIA (Cost $8,652,660)		8,572,496
SOUTH CAROLINA — (1.0%)
Piedmont Municipal Power Agency Electric Revenue Bonds Series 1985B
6.125%, 01/01/07	1,000	1,041,400
Richland County, South Carolina General Obligations
5.000%, 02/01/10	1,500	1,613,850
State of South Carolina General Obligations
5.000%, 04/01/09	1,900	2,026,350
TOTAL — SOUTH CAROLINA (Cost $4,664,909)		4,681,600
TENNESSEE — (2.0%)
Knox County, Tennessee General Obligations
4.500%, 04/01/08	2,000	2,071,600
Metro Government Nashville & Davidson Counties General Obligations
5.000%, 11/15/08	2,000	2,115,800
Metro Government of Nashville & Davidson Counties Series A Prerefunded General Obligations
5.250%, 10/15/07	790	826,356
Metro Government of Nashville & Davidson Counties Series B Unrefunded General Obligations
5.250%, 10/15/07	210	219,664
Shelby County, Tennessee General Obligations
5.000%, 04/01/09	4,195	4,459,369
TOTAL — TENNESSEE (Cost $9,788,225)		9,692,789
TEXAS — (4.5%)
Austin, Texas Electric Utility Systems Revenue Bonds
5.000%, 11/15/05	1,000	1,004,170
Dallas, Texas Waterworks & Sewer System
5.250%, 10/01/08	3,000	3,189,210
Houston, Texas General Obligations
5.500%, 03/01/06	70	70,892
5.500%, 03/01/06	430	435,624
Lower Colorado River Authority Revenue Bonds
5.250%, 05/15/08	1,000	1,055,860
San Antonio, Texas Pre Refunded General Obligations
5.000%, 08/01/07	20	20,726
San Antonio, Texas Unrefunded General Obligations
5.000%, 08/01/07	980	1,016,515
State of Texas General Obligations
5.000%, 08/01/09	4,000	4,266,600
Texas A&M University Revenue Bonds
5.375%, 05/15/08	1,360	1,439,968
5.000%, 05/15/09	4,000	4,254,400

5

Texas State University Systems Financing Revenue Bonds
5.000%, 03/15/09	2,245	2,382,529
Trinity River Authority Texas Regional Wastewater System Revenue Bonds
5.500%, 08/01/08	2,200	2,347,312
TOTAL — TEXAS (Cost $21,764,633)		21,483,806
UTAH — (1.5%)
Salt Lake City, Utah General Obligations
5.250%, 06/15/07	1,000	1,040,860
Salt Lake County, Utah Municipal Building Authority Lease Revenue Bonds
5.000%, 10/01/08	1,800	1,899,900
State of Utah General Obligations
4.000%, 07/01/08	3,000	3,078,780
Utah State Board of Regents Revenue Bonds
5.250%, 04/01/08	1,000	1,053,440
TOTAL — UTAH (Cost $7,202,170)		7,072,980
VERMONT — (0.2%)
Vermont Public Power Supply Authority
4.000%, 07/01/07	1,000	1,017,370
(Cost $1,022,738)
VIRGINIA — (4.6%)
Arlington County, Virginia General Obligations
4.000%, 01/15/09	4,000	4,130,640
Fairfax Country, Virginia General Obligations
5.000%, 06/01/09	3,465	3,705,506
Richmond, Virginia General Obligations
5.000%, 07/15/07	1,000	1,038,060
Virginia Commonwealth Transportation Board Federal Highway Reimbursement Notes
5.000%, 10/01/09	5,000	5,366,400
Virginia State Public Building Authority Revenue Bonds
5.000%, 08/01/09	4,000	4,281,800
Virginia State Public School Authority Pre-Refunded
5.250%, 08/01/09	25	26,980
Virginia State Public School Authority Un-Refunded
5.250%, 08/01/09	3,475	3,744,903
TOTAL — VIRGINIA (Cost $22,444,000)		22,294,289
WASHINGTON — (3.3%)
Grant County, Washington Public Utility Series H Revenue Bonds
5.000%, 01/01/10	2,000	2,144,900
King County, Washington Sewer Revenue Bonds
5.250%, 01/01/08	2,000	2,096,800
Seattle, Washington Drain & Wastewater Revenue Bonds
4.000%, 07/01/08	1,000	1,024,900
Seattle, Washington Light & Power Authority Revenue Bonds
4.000%, 08/01/09	5,940	6,123,902
Snohomish County, Washington School District Revenue Bonds
4.500%, 06/01/09	3,500	3,665,165
State of Washington General Obligations
5.500%, 09/01/07	1,000	1,047,850
TOTAL — WASHINGTON (Cost $16,279,328)		16,103,517
WISCONSIN — (0.9%)
Muskego Norway, Wisconsin School District General Obligations
5.000%, 04/01/07	1,000	1,031,350
State of Wisconsin General Obligations
5.000%, 05/01/07	1,000	1,032,960
5.250%, 05/01/09	2,000	2,145,200
TOTAL — WISCONSIN (Cost $4,214,633)		4,209,510
TOTAL MUNICIPAL BONDS (Cost $303,648,599)		300,508,450
TAX EXEMPT COMMERCIAL PAPER — (36.4%)
ARIZONA — (3.3%)
City of Mesa, Arizona Municipal Bonds

6

2.550%, 11/01/05	4,000	3,998,360
Salt River Project Agricultural Improvement
2.650%, 10/03/05	4,000	4,000,000
2.550%, 10/07/05	500	500,009
2.550%, 10/12/05	2,500	2,499,744
2.480%, 10/13/05	5,000	4,998,898
TOTAL — ARIZONA (Cost $16,000,000)		15,997,011

CONNECTICUT — (0.6%)
State of Connecticut Health and Education
2.520%, 10/07/05	2,000	2,000,000
2.660%, 11/07/05	1,000	1,000,110
TOTAL — CONNECTICUT (Cost $3,000,000)		3,000,110

FLORIDA — (3.3%)
City of Gainesville, Florida
2.300%, 09/02/05	4,387	4,387,000
2.480%, 10/19/05	6,500	6,496,568
Jacksonville, Florida Electric
2.430%, 10/06/05	1,000	999,885
Sunshine State Government Finance
2.600%, 09/22/05	1,555	1,555,000
2.650%, 10/03/05	2,450	2,450,000
TOTAL — FLORIDA (Cost $15,892,000)		15,888,453

GEORGIA — (2.5%)
Burke County, Georgia Development Authority
2.350%, 09/01/05	1,000	1,000,000
2.600%, 09/12/05	6,000	6,000,000
2.600%, 09/13/05	5,000	5,000,000
TOTAL — GEORGIA (Cost $12,000,000)		12,000,000

MARYLAND — (2.3%)
Maryland Health & Higher Education
2.350%, 09/08/05	1,000	1,000,009
2.450%, 10/04/05	3,000	2,999,951
2.640%, 10/14/05	3,000	3,000,000
2.430%, 10/26/05	4,000	3,998,387
TOTAL — MARYLAND (Cost $11,000,000)		10,998,347

MASSACHUSETTS — (4.4%)
Massachusetts Health & Education Facility
2.600%, 09/06/05	1,000	1,000,000
2.400%, 10/05/05	2,000	1,999,728
2.400%, 10/25/05	2,003	2,001,810
Massachusetts Port Authority
2.450%, 10/17/05	5,000	4,997,968
2.590%, 11/09/05	1,000	999,660
Massachusetts Water Resource Authority
2.630%, 10/06/05	3,000	3,000,000
2.420%, 10/07/05	2,000	1,999,791
2.500%, 10/12/05	2,000	1,999,645
2.500%, 10/14/05	3,000	3,000,000
TOTAL — MASSACHUSETTS (Cost $21,003,000)		20,998,602

MISSISSIPPI — (0.4%)
Mississippi Hospital Equip & Facility
2.500%, 10/20/05	2,000	1,999,357
(Cost $2,000,000)

NEBRASKA — (2.1%)
Omaha Public Power District
2.550%, 10/05/05	4,000	4,000,045
2.550%, 10/07/05	2,000	2,000,035

7

2.500%, 10/21/05	4,100	4,098,677
TOTAL — NEBRASKA (Cost $10,100,000)		10,098,757

NEW YORK — (1.5%)
Dormitory Authority of New York
2.590%, 11/14/05	5,000	5,000,000
New York State Environmental Quality General Obligations
2.370%, 09/06/05	2,000	2,000,002
TOTAL — NEW YORK (Cost $7,000,000)		7,000,002

SOUTH CAROLINA — (1.8%)
South Carolina Public Service Authority
2.500%, 09/01/05	4,955	4,955,000
2.550%, 10/24/05	2,000	1,999,505
2.570%, 10/28/05	1,750	1,749,630
TOTAL — SOUTH CAROLINA (Cost $8,705,000)		8,704,135

TENNESSEE — (0.9%)
Tennessee State School Board Authority
2.430%, 10/11/05	1,400	1,399,580
2.430%, 10/24/05	2,790	2,788,571
TOTAL — TENNESSEE (Cost $4,190,000)		4,188,151

TEXAS — (11.5%)
City of San Antonio, Texas Electric
2.450%, 10/12/05	5,000	4,998,668
2.430%, 10/20/05	2,100	2,099,039
Dallas Area Rapid Transit
2.550%, 10/06/05	9,000	9,000,103
2.570%, 10/31/05	1,000	999,770
Harris County, Texas General Obligations
2.400%, 09/07/05	2,070	2,070,000
2.630%, 10/06/05	1,439	1,439,000
Houston, Texas General Obligations
2.550%, 10/21/05	3,000	2,999,323
Plano, Texas Health Facility
2.430%, 10/04/05	2,500	2,499,381
2.480%, 10/11/05	2,000	1,999,560
Texas Public Finance Authority
2.480%, 10/18/05	3,000	2,998,919
Texas Tech University Board of Regents
2.500%, 09/09/05	3,000	3,000,000
2.450%, 09/14/05	9,000	8,999,727
University of Texas Board of Regents
2.400%, 10/03/05	2,000	1,999,701
2.530%, 10/18/05	3,000	2,999,248
2.600%, 11/02/05	7,000	6,998,040
TOTAL — TEXAS (Cost $55,109,000)		55,100,479

UTAH — (1.0%)
Intermountain Power Agency
2.300%, 09/07/05	1,000	1,000,000
2.700%, 10/11/05	3,000	3,000,000
2.580%, 10/27/05	1,000	999,816
TOTAL — UTAH (Cost $5,000,000)		4,999,816

VIRGINIA — (0.6%)
IDA of The City of Hampton, Virginia
2.500%, 10/13/05	2,600	2,599,732
(Cost $2,600,000)

WISCONSIN — (0.2%)
State of Wisconsin General Obligations
2.380%, 10/03/05	1,095	1,094,807
(Cost $1,095,000)

TOTAL TAX EXEMPT COMMERCIAL PAPER (Cost $174,694,000)		174,667,759

8

	Shares
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
WT Investment Trust I - Money Market Series/Tax Exempt Series - Investor Shares	4,914	4,914,058
(Cost $4,914,058)
TOTAL INVESTMENTS - (100.0%) (Cost $483,256,657) ††		$480,090,267

†	See Security Valuation Note.
††	The cost for federal income tax purposes is $483,256,657.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

EMERGING MARKETS VALUE PORTFOLIO

August 31, 2005

 (Unaudited)

	Shares	Value †
Investment in Dimensional Emerging Markets Value Fund Inc. of The DFA Investment Dimensions Group Inc.	54,781,819	$1,751,922,572

Total Investments (100%) (Cost $1,227,469,520) ††		$1,751,922,572

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $1,241,421,101.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

August 31, 2005

(Unaudited)

Value †
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,597,466,600

Total Investments (100%) (Cost $1,134,033,973) ††	$1,597,466,600

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $1,134,725,284.

1

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
COMMON STOCKS — (96.7%)
Consumer Discretionary — (19.9%)
*	4Kids Entertainment, Inc.	123,300	$2,123,226
*	A.C. Moore Arts & Crafts, Inc.	13,557	308,557
*	Acme Communications, Inc.	133,720	514,822
#	Action Performance Companies, Inc.	122,800	1,554,648
*	Advanced Marketing Services, Inc.	102,695	523,744
*	Aftermarket Technology Corp.	168,644	2,900,677
*	Alderwoods Group, Inc.	33,700	542,233
*	All American Semiconductor, Inc.	9,600	42,912
*	Alloy, Inc.	107,699	544,957
	Ambassadors Group, Inc.	12,840	598,601
	American Axle & Manufacturing Holdings, Inc.	269,700	7,001,412
*	American Biltrite, Inc.	900	10,300
	American Greetings Corp. Class A	135,300	3,435,267
*	America’s Car-Mart, Inc.	32,700	669,369
	Ameristar Casinos, Inc.	22,800	523,716
*	AMS Health Sciences, Inc.	2,100	5,880
	Andersons, Inc.	9,300	279,558
*	AnnTaylor Stores Corp.	154,175	3,946,880
*	Applica, Inc.	238,500	481,770
	Arctic Cat, Inc.	19,200	414,144
	ArvinMeritor, Inc.	121,900	2,261,245
*	Ashworth, Inc.	148,725	1,226,981
*	Audiovox Corp. Class A	134,243	2,427,113
* #	Avatar Holdings, Inc.	16,400	881,336
*	Aztar Corp.	123,900	4,138,260
*	Ballantyne of Omaha, Inc.	22,700	101,015
*	Bally Total Fitness Holding Corp.	74,600	267,814
	Bandag, Inc.	12,150	526,095
	Bandag, Inc. Class A	18,100	680,922
*	Barry (R.G.) Corp.	10,900	68,125
	Bassett Furniture Industries, Inc.	68,927	1,306,856
#	Beazer Homes USA, Inc.	165,177	10,313,652
*	Big Lots, Inc.	451,000	5,326,310
	Blair Corp.	16,798	671,920
	Blockbuster, Inc. Class A	310,100	2,037,357
*	Bluegreen Corp.	273,700	4,828,068
	Bob Evans Farms, Inc.	172,339	4,168,880
*	Bombay Co., Inc.	387,900	1,846,404
	Bon-Ton Stores, Inc.	113,903	2,308,814
	Books-A-Million, Inc.	95,663	983,416
	Borders Group, Inc.	2,900	66,207
	BorgWarner, Inc.	220,000	12,861,200
	Bowl America, Inc. Class A	3,528	49,180
	Boyd Gaming Corp.	44,200	2,056,626
*	Boyds Collection, Ltd.	387,700	368,315
* #	Brillian Corp.	60,220	183,069
*	Brookstone, Inc.	78,825	1,556,005
	Brown Shoe Company, Inc.	119,500	4,278,100
*	Buca, Inc.	148,260	815,430
	Building Materials Holding Corp.	71,135	6,649,700
	Burlington Coat Factory Warehouse Corp.	229,155	8,790,386
	Cadmus Communications Corp.	14,444	293,213
	Callaway Golf Co.	311,090	4,638,352
*	Capital Pacific Holdings, Inc.	40,800	278,460
*	Carriage Services, Inc.	162,300	1,014,375
*	Casual Male Retail Group, Inc.	128,542	913,934
*	Catalina Lighting, Inc.	1,720	12,040
	Cato Corp. Class A	43,350	840,990
*	Cavalier Homes, Inc.	75,800	448,736
*	Cavco Industries, Inc.	14,958	501,542
	CBRL Group, Inc.	166,068	6,005,019
*	Championship Auto Racing Teams, Inc.	28,300	5,660

1

*	Champps Entertainment, Inc.	125,998	979,004
#	Charles and Colvard, Ltd.	15,996	306,803
*	Charlotte Russe Holding, Inc.	145,895	2,003,138
*	Charming Shoppes, Inc.	495,669	5,987,682
*	Checkers Drive-In Restaurants, Inc.	62,667	916,818
*	Chromcraft Revington, Inc.	17,300	248,255
	Coachmen Industries, Inc.	97,600	1,314,672
*	Coastcast Corp.	10,800	26,028
*	Cobra Electronics Corp.	28,700	240,219
*	Concord Camera Corp.	123,777	173,288
	Cooper Tire & Rubber Co.	316,000	5,340,400
*	Cost-U-Less, Inc.	2,500	17,025
*	Cox Radio, Inc.	136,200	2,109,738
*	Crown Media Holdings, Inc.	24	263
*	CSK Auto Corp.	2,600	43,550
	CSS Industries, Inc.	24,000	866,400
*	Culp, Inc.	93,700	431,020
*	Cumulus Media, Inc. Class A	255,577	3,263,718
	Cutter & Buck, Inc.	55,831	770,468
* #	Dave & Busters, Inc.	44,900	639,825
	Deb Shops, Inc.	21,025	509,225
* #	Deckers Outdoor Corp.	2,400	55,920
	Delta Apparel, Inc.	8,380	129,890
*	Delta Woodside Industries, Inc.	2,425	1,843
*	Department 56, Inc.	65,400	849,546
#	Dillards, Inc. Class A	306,600	6,901,566
*	Dixie Group, Inc.	121,807	2,060,974
* #	Dominion Homes, Inc.	60,408	1,052,911
	Dover Motorsports, Inc.	96,911	675,470
*	drugstore.com, Inc.	12,000	47,880
*	Duckwall-ALCO Stores, Inc.	5,600	129,640
*	Dura Automotive Systems, Inc.	207,154	950,837
* #	eCost.com, Inc.	33,483	73,328
*	EMAK Worldwide, Inc.	4,400	40,040
*	Emerson Radio Corp.	46,388	160,039
*	Emmis Communications Corp. Class A	153,100	3,668,276
*	Enesco Group, Inc.	139,600	233,132
*	Entercom Communications Corp.	56,800	1,899,960
*	Entravision Communications Corp.	300,000	2,442,000
*	Fairchild Corp. Class A	226,900	551,367
*	Famous Dave’s of America, Inc.	38,900	470,690
#	Fedders Corp.	13,400	30,418
	Finish Line, Inc. Class A	82,700	1,192,534
*	Finlay Enterprises, Inc.	74,287	890,701
*	Fleetwood Enterprises, Inc.	115,523	1,167,938
	Flexsteel Industries, Inc.	6,000	87,019
	Foot Locker, Inc.	112,600	2,459,184
* #	Footstar, Inc.	67,700	382,505
*	Fox & Hound Restaurant Group	3,900	45,981
*	Franklin Covey Co.	17,200	120,400
*	Franklin Electronic Publishers, Inc.	900	4,527
	Fred’s, Inc.	18,100	253,581
*	Friedmans, Inc. Class A	142,100	16,697
	Frisch’s Restaurants, Inc.	8,500	208,760
	Furniture Brands International, Inc.	286,000	5,465,460
*	Gaiam, Inc.	18,824	203,299
* #	GameStop Corp.	12,600	425,250
	GameTech International, Inc.	17,500	48,300
*	Gaylord Entertainment Co.	104,415	4,448,079
*	G-III Apparel Group, Ltd.	12,700	130,429
*	Goodyear Tire & Rubber Co.	2,700	45,360
	Goody’s Family Clothing, Inc.	181,754	1,259,555
*	Gottschalks, Inc.	18,300	184,464
	Gray Television, Inc.	347,528	4,274,594
	Gray Television, Inc. Class A	3,400	38,692
*	Group 1 Automotive, Inc.	166,400	4,925,440
*	Guess, Inc.	31,500	681,345
*	Gymboree Corp.	153,098	2,353,116
	Haggar Corp.	15,100	349,414
*	Ha-Lo Industries, Inc.	21,800	15
	Hancock Fabrics, Inc.	105,500	601,350
	Handleman Co.	177,302	2,480,455
*	Harris Interactive, Inc.	138,123	580,117
*	Hartmarx Corp.	257,500	2,286,600
*	Hastings Entertainment, Inc.	67,500	405,000

2

	Haverty Furniture Co., Inc.	30,400	378,784
*	Hayes Lemmerz International, Inc.	44,160	291,456
	Hollinger International, Inc. Class A	20,900	212,344
*	Hollywood Media Corp.	3,100	13,144
	IHOP Corp.	73,400	2,947,744
*	Image Entertainment, Inc.	9,914	26,768
*	IMPCO Technologies, Inc.	96,590	636,528
*	Infosonics Corp.	14,700	58,800
*	Insight Communications Co., Inc.	259,700	3,017,714
*	Insight Enterprises, Inc.	248,307	4,675,621
	Interactive Data Corp.	7,600	173,964
*	Interface, Inc. Class A	182,877	1,856,202
*	Interstate Hotels & Resorts, Inc.	86,200	431,862
*	Isle of Capri Casinos, Inc.	66,062	1,452,703
*	J. Alexander’s Corp.	12,700	106,553
*	J. Jill Group, Inc.	75,367	1,335,503
*	Jack in the Box, Inc.	18,900	666,603
*	Jakks Pacific, Inc.	226,654	3,764,723
*	Jo-Ann Stores, Inc.	160,700	3,455,050
*	Johnson Outdoors, Inc.	11,000	184,580
*	K2, Inc.	394,814	4,915,434
	Kellwood Co.	139,330	3,410,798
*	Keystone Automotive Industries, Inc.	63,000	1,903,860
	Kimball International, Inc. Class B	199,089	2,516,485
	K-Swiss, Inc. Class A	74,600	2,285,744
*	La Quinta Corp.	571,900	4,832,555
*	Lakeland Industries, Inc.	1,411	21,899
* #	Lakes Entertainment, Inc.	102,654	1,279,325
	Landry’s Restaurants, Inc.	154,750	4,523,342
*	Lazare Kaplan International, Inc.	16,500	153,450
#	La-Z-Boy, Inc.	279,344	4,019,760
*	Learning Care Group, Inc.	13,500	82,620
	Lennar Corp. Class B	700	40,320
	Levitt Corp. Class A	92	2,292
	Liberty Corp.	76,500	3,671,235
	Lifetime Brands, Inc.	22,300	493,053
*	Lin TV Corp.	123,300	1,863,063
*	Linens ‘n Things, Inc.	209,200	4,937,120
	Lithia Motors, Inc. Class A	133,145	3,953,075
*	Lodgian, Inc.	12,900	135,063
	Lone Star Steakhouse & Saloon, Inc.	134,600	3,552,094
*	Luby’s, Inc.	210,585	2,767,087
	M/I Homes, Inc.	86,500	4,874,275
* #	Magna Entertainment Corp.	51,500	339,900
*	Main Street Restaurant Group, Inc.	78,800	443,644
	Marine Products Corp.	18,295	220,455
*	MarineMax, Inc.	40,800	1,159,128
*	Max & Erma’s Restaurants, Inc.	1,248	17,784
	McRae Industries, Inc. Class A	12,800	158,720
	MDC Holdings, Inc.	79,342	6,060,142
*	Meade Instruments Corp.	198,178	479,591
	Media General, Inc. Class A	96,800	6,368,472
	Modine Manufacturing Co.	165,247	5,810,085
	Monaco Coach Corp.	248,185	3,814,603
	Monro Muffler Brake, Inc.	17,550	523,516
*	Mothers Work, Inc.	43,787	547,337
*	Motorcar Parts of America, Inc.	7,500	82,687
	Movado Group, Inc.	160,300	3,124,247
	Movie Gallery, Inc.	192,344	3,460,269
*	Nathan’s Famous, Inc.	14,310	130,221
	National Presto Industries, Inc.	10,900	486,031
*	National RV Holdings, Inc.	95,500	573,955
*	Navigant International, Inc.	124,919	1,505,274
	Nelson (Thomas), Inc.	29,200	599,768
*	Nobel Learning Communities, Inc.	4,900	46,158
	Noble International, Ltd.	4,834	113,067
*	O’Charleys, Inc.	174,606	2,861,792
* #	Oneida, Ltd.	52,000	104,000
*	Opinion Research Corp.	24,100	183,160
#	Orleans Homebuilders, Inc.	3,200	72,544
	Oxford Industries, Inc.	68,100	3,176,865
* #	Palm Harbor Homes, Inc.	142,199	2,626,416
*	Payless ShoeSource, Inc.	256,200	4,749,948
*	PC Mall, Inc.	31,878	171,504
* #	Pegasus Communications Corp.	27,609	92,490

3

*	Perry Ellis International, Inc.	104,657	2,747,246
	Phillips-Van Heusen Corp.	148,000	4,956,520
*	Phoenix Footwear Group, Inc.	46,800	304,668
	Pier 1 Imports, Inc.	41,500	516,675
*	Pinnacle Entertainment, Inc.	127,200	2,536,368
*	Pomeroy IT Solutions, Inc.	110,911	1,431,861
*	Proliance International, Inc.	93,074	527,730
*	Quaker Fabric Corp.	81,945	263,863
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	135,425	631,080
*	R&B, Inc.	14,000	155,400
*	Radio One, Inc. Class A	94,045	1,324,154
*	Radio One, Inc. Class D	6,500	90,870
	Raytech Corp.	44,740	57,267
*	RC2 Corp.	32,891	1,277,815
*	Reading International, Inc. Class A	4,320	33,696
*	Reading International, Inc. Class B	3,380	25,688
*	Regent Communications, Inc.	418,138	2,358,298
*	Rent-Way, Inc.	232,200	1,718,280
*	Restoration Hardware, Inc.	62,424	445,707
* #	Retail Ventures, Inc.	270,800	3,092,536
*	Rex Stores Corp.	118,775	1,830,323
*	Rockford Corp.	58,300	198,220
*	Rocky Shoes & Boots, Inc.	3,500	105,451
*	Rubio’s Restaurants, Inc.	62,600	590,944
	Russ Berrie & Co., Inc.	94,900	1,589,575
	Russell Corp.	235,040	4,275,378
*	Ryan’s Restaurant Group, Inc.	318,117	4,075,079
	Ryland Group, Inc.	37,226	2,693,673
*	S&K Famous Brands, Inc.	3,700	69,467
*	Safety Components International, Inc.	129	1,758
	Saks, Inc.	234,700	5,095,337
* #	Salton, Inc.	73,000	277,400
	Saucony, Inc. Class A	2,000	45,900
	Saucony, Inc. Class B	23,998	548,690
	Sauer-Danfoss, Inc.	36,100	675,070
*	Scholastic Corp.	139,075	5,072,065
	Service Corp. International	482,000	4,092,180
* #	Sharper Image Corp.	140,364	1,886,492
*	Shiloh Industries, Inc.	142,378	1,902,170
*	Shoe Carnival, Inc.	118,951	1,946,038
*	Shoe Pavilion, Inc.	6,600	31,614
*	ShopKo Stores, Inc.	263,000	6,540,810
* #	Six Flags, Inc.	872,800	6,240,520
*	Skechers U.S.A., Inc. Class A	79,600	1,329,320
	Skyline Corp.	18,000	708,660
*	Smith & Wollensky Restaurant Group, Inc.	55,300	348,390
	Sonic Automotive, Inc.	169,100	3,965,395
*	Source Interlink Companies, Inc.	16,668	205,016
*	Southern Energy Homes, Inc.	15,300	94,095
*	Spanish Broadcasting System, Inc.	183,635	1,417,662
	Spartan Motors, Inc.	18,600	210,180
*	Sport-Haley, Inc.	7,000	24,570
*	Stage Stores, Inc.	121,590	3,381,418
	Standard Motor Products, Inc.	137,500	1,423,125
	Standard Pacific Corp.	217,800	9,567,954
	Stanley Furniture, Inc.	5,000	134,050
	Stein Mart, Inc.	161	3,938
*	Steinway Musical Instruments, Inc.	81,000	2,239,650
*	Steven Madden, Ltd.	111,367	2,611,556
	Stewart Enterprises, Inc.	471,143	3,269,732
*	Stoneridge, Inc.	189,700	1,823,017
	Stride Rite Corp.	243,811	3,145,162
	Superior Industries International, Inc.	158,000	3,515,500
	Superior Uniform Group, Inc.	2,800	35,980
	Syms Corp.	120,000	1,779,600
*	Systemax, Inc.	234,100	1,631,677
*	Tag-It Pacific, Inc.	25,900	23,310
	Tandy Brand Accessories, Inc.	1,000	10,970
*	Tarrant Apparel Group	50,737	176,565
*	TBC Corp.	68,500	1,825,525
#	Technical Olympic USA, Inc.	32,562	949,508
*	Tenneco Automotive, Inc.	49,200	891,996
*	The Dress Barn, Inc.	45,300	1,087,200
	The Marcus Corp.	137,200	2,645,216
	The Pep Boys - Manny, Moe & Jack	277,100	3,618,926

4

*	The Rowe Companies	13,000	36,400
*	The Sports Authority, Inc.	140,793	4,547,614
*	The Sports Club Co., Inc.	1,200	1,908
* #	Toll Brothers, Inc.	9,518	457,340
	Traffix, Inc.	104,900	592,685
*	Trans World Entertainment Corp.	271,500	2,025,390
#	Triarc Companies, Inc. Class A	3,300	54,021
*	Trump Entertainment Resorts, Inc.	28	512
*	Tweeter Home Entertainment Group, Inc.	226,485	933,118
*	Unifi, Inc.	545,600	2,264,240
	Unifirst Corp.	63,800	2,506,702
	United Auto Group, Inc.	188,000	6,345,000
*	United Retail Group, Inc.	30,366	269,650
*	Universal Electronics, Inc.	6,256	108,980
*	Vail Resorts, Inc.	126,000	3,616,200
*	ValueVision Media, Inc. Class A	139,423	1,847,355
	Visteon Corp.	399,200	3,944,096
*	Warnaco Group, Inc.	29,681	742,025
*	WCI Communities, Inc.	195,400	5,895,218
*	West Marine, Inc.	75,000	1,396,500
*	Westcoast Hospitality Corp.	23,500	158,860
* #	Wet Seal, Inc. Class A	97,825	499,886
*	Whitehall Jewelers, Inc.	97,200	568,620
*	William Lyon Homes, Inc.	37,200	5,585,580
*	Wilsons The Leather Experts, Inc.	44,900	288,258
	Wolverine World Wide, Inc.	12,550	264,428
*	Worldwide Restaurant Concepts, Inc.	189,700	1,265,299
*	Zapata Corp.	9,360	70,668
Total Consumer Discretionary (Cost $370,044,172)			518,734,882
Industrials — (18.1%)
*	AAR Corp.	304,200	5,353,920
*	ABX Air, Inc.	3,738	30,465
*	Acco Brands Corp.	1,702	44,422
	Aceto Corp.	51,199	376,313
* #	Active Power, Inc.	252,847	874,851
	Administaff, Inc.	6,495	233,625
*	AGCO Corp.	178,900	3,672,817
*	AirNet Systems, Inc.	99,800	485,028
	Alamo Group, Inc.	44,000	899,800
*	Alaska Air Group, Inc.	144,400	4,869,168
	Albany International Corp. Class A	84,500	3,043,690
	Alexander & Baldwin, Inc.	124,836	6,542,655
*	Allied Defense Group, Inc.	50,400	1,144,080
*	Allied Holdings, Inc.	3,300	297
	Ambassadors International, Inc.	41,300	660,800
*	Amerco, Inc.	43,600	2,609,460
* #	America West Holdings Corp. Class B	90,500	637,120
*	American Superconductor Corp.	45,774	466,895
	Ameron International Corp.	72,400	3,074,104
	Ampco-Pittsburgh Corp.	19,600	276,360
	Amrep Corp.	11,000	324,500
*	APAC Customer Services, Inc.	23,369	18,695
	Apogee Enterprises, Inc.	87,520	1,405,571
	Applied Industrial Technologies, Inc.	175,450	6,300,410
	Applied Signal Technologies, Inc.	35,772	682,887
	Arkansas Best Corp.	102,797	3,461,175
*	Armor Holdings, Inc.	18,600	788,826
*	Artesyn Technologies, Inc.	194,017	1,781,076
*	Astec Industries, Inc.	64,662	2,007,755
* #	AstroPower, Inc.	600	1
*	Ault, Inc.	11,100	22,977
*	Aviall, Inc.	71,600	2,435,116
*	Axsys Technologies, Inc.	11,600	209,844
*	AZZ, Inc.	30,000	613,500
*	Baker (Michael) Corp.	16,500	433,290
	Banta Corp.	12,700	621,665
	Barnes Group, Inc.	104,500	3,605,250
	Bowne & Co., Inc.	235,600	3,345,520
*	BTU International, Inc.	7,023	53,656
*	Butler International, Inc.	18,400	69,920
	C&D Technologies, Inc.	180,700	1,844,947
* #	Capstone Turbine Corp.	137,662	667,661
	Cascade Corp.	63,200	2,868,016

5

*	Casella Waste Systems, Inc. Class A	56,049	742,089
*	Catalytica Energy Systems, Inc.	67,976	133,913
*	CBIZ, Inc.	511,759	2,374,562
	CDI Corp.	152,300	4,104,485
*	Celadon Group, Inc.	38,781	793,847
	Central Parking Corp.	323,418	5,139,112
*	Cenveo, Inc.	5,400	52,056
	Champion Industries, Inc.	3,900	17,324
*	Channell Commercial Corp.	3,600	25,488
	Chicago Rivet & Machine Co.	200	5,204
	CIRCOR International, Inc.	137,005	3,597,751
*	Columbus McKinnon Corp.	58,100	1,121,330
*	Comfort Systems USA, Inc.	331,000	2,724,130
*	Compudyne Corp.	55,403	334,634
	CompX International, Inc.	4,200	67,830
*	Consolidated Graphics, Inc.	41,200	1,590,732
* #	Continental Airlines, Inc.	238,500	3,188,745
*	Cornell Companies, Inc.	135,800	1,947,372
*	Correctional Services Corp.	84,300	489,783
*	Corrections Corporation of America	112,800	4,466,880
*	Covenant Transport, Inc. Class A	109,540	1,376,918
*	Cross (A.T.) Co. Class A	31,700	141,065
	Cubic Corp.	177,000	3,265,650
*	Distributed Energy Systems Corp.	279,565	1,889,859
*	Dollar Thrifty Automotive Group, Inc.	135,100	4,088,126
	DRS Technologies, Inc.	13,100	673,995
*	Ducommun, Inc.	89,800	1,863,350
*	Dycom Industries, Inc.	93,255	1,652,479
*	EGL, Inc.	66,700	1,673,503
*	Electro Rent Corp.	155,066	2,088,739
	ElkCorp	23,500	836,600
*	EMCOR Group, Inc.	71,500	3,942,510
*	Encore Wire Corp.	158,599	2,236,246
	Engineered Support Systems, Inc.	20,770	708,257
*	EnPro Industries, Inc.	180,200	6,198,880
	Espey Manufacturing & Electronics Corp.	400	14,180
*	Esterline Technologies Corp.	127,200	5,552,280
*	Exponent, Inc.	12,900	387,000
	Federal Signal Corp.	195,800	3,348,180
*	First Consulting Group, Inc.	223,748	1,197,052
*	Flanders Corp.	49,500	531,135
	Florida East Coast Industries, Inc.	77,300	3,328,538
*	Flowserve Corp.	158,100	5,871,834
* #	FLYi, Inc.	8,400	2,604
*	Foster (L.B.) Co. Class A	12,800	174,067
*	Foster Wheeler, Ltd.	55	1,480
*	Frontier Airlines, Inc.	292,070	3,168,960
*	Frozen Food Express Industries, Inc.	113,076	1,209,913
*	FTI Consulting, Inc.	29,600	737,040
* #	FuelCell Energy, Inc.	124,691	1,420,230
	G & K Services, Inc. Class A	103,032	4,427,285
*	Gardner Denver Machinery, Inc.	46,300	1,936,266
	GATX Corp.	140,200	5,682,306
*	Gehl Co.	89,487	2,714,141
	Gencorp, Inc.	97,400	1,835,990
*	General Cable Corp.	78,300	1,228,527
*	Genesee & Wyoming, Inc.	69,425	2,032,070
*	Genlyte Group, Inc.	60,702	2,987,145
	Gorman-Rupp Co.	9,500	235,125
* #	GP Strategies Corp.	112,000	944,160
	Granite Construction, Inc.	97,600	3,638,528
	Greenbrier Companies, Inc.	3,300	95,205
*	Griffon Corp.	130,350	3,342,174
	Hardinge, Inc.	17,200	258,929
*	Hawaiian Holdings, Inc.	27,463	101,613
*	Hawk Corp.	18,100	212,313
	Heico Corp.	76,303	1,835,087
	Heico Corp. Class A	26,390	488,215
*	Heidrick & Struggles International, Inc.	5,900	194,818
*	Herley Industries, Inc.	140,299	2,935,055
	Hughes Supply, Inc.	189,200	5,988,180
	Hunt (J.B.) Transport Services, Inc.	354,910	6,413,224
*	Hurco Companies, Inc.	4,618	67,192
*	Huttig Building Products, Inc.	16,156	146,050
*	ICT Group, Inc.	7,100	84,845

6

	IKON Office Solutions, Inc.	669,800	6,758,282
*	Industrial Distribution Group, Inc.	102,792	941,575
*	Innotrac Corp.	53,300	453,583
*	Insituform Technologies, Inc. Class A	145,580	3,013,506
* #	Integrated Electrical Services, Inc.	285,800	837,394
	Interpool, Inc.	51,300	979,317
*	Jacuzzi Brands, Inc.	307,000	2,526,610
	JLG Industries, Inc.	130,300	4,272,537
	Joy Global, Inc.	21,038	1,005,616
*	JPS Industries, Inc.	1,400	6,510
*	Kadant, Inc.	129,028	2,516,046
	Kaman Corp. Class A	166,766	4,000,716
*	Kansas City Southern	253,200	5,091,852
*	Keith Companies, Inc.	24,100	560,568
	Kelly Services, Inc. Class A	180,139	5,265,463
	Kennametal, Inc.	102,400	4,775,936
*	Key Technology, Inc.	7,100	89,957
*	Kforce, Inc.	133,742	1,350,794
*	KVH Industries, Inc.	25,400	258,826
*	LaBarge, Inc.	3,000	39,540
*	Ladish Co., Inc.	59,600	1,073,396
	Laidlaw International, Inc.	27,100	670,725
*	Lancer Corp.	4,200	79,800
*	Layne Christensen Co.	15,800	406,218
	Lennox International, Inc.	138,000	3,365,820
	LSI Industries, Inc.	128,756	1,975,117
*	Lydall, Inc.	138,092	1,211,067
*	Mac-Gray Corp.	51,700	627,638
*	Magnetek, Inc.	183,700	593,351
*	MAIR Holdings, Inc.	201,234	1,790,983
	Manpower, Inc.	7,375	332,318
*	Mastec, Inc.	217,000	2,506,350
*	Maxco, Inc.	2,700	13,878
	McGrath Rentcorp.	67,818	1,671,714
*	Meadow Valley Corp.	1,000	9,380
	Mercury Air Group, Inc.	1,900	6,365
*	Merrimac Industries, Inc.	12,700	117,094
* #	Mesa Air Group, Inc.	202,269	1,597,925
* #	Midwest Air Group, Inc.	149,300	359,813
*	Miller Industries, Inc.	47,700	818,055
*	Misonix, Inc.	54,156	430,540
*	Mobile Mini, Inc.	62,725	2,629,432
* #	Modtech Holdings, Inc.	120,784	1,094,303
*	Moog, Inc. Class A	44,812	1,412,026
	Mueller Industries, Inc.	61,700	1,617,157
	NACCO Industries, Inc. Class A	37,900	4,129,205
*	Nashua Corp.	10,700	73,295
* #	National Patent Development Corp.	56,200	146,120
*	National Technical Systems, Inc.	16,200	85,698
*	NCI Building Systems, Inc.	96,500	3,638,050
*	NCO Group, Inc.	175,584	3,683,752
*	NES Rentals Holdings, Inc.	28	287
*	New Horizons Worldwide, Inc.	15,300	33,890
*	Old Dominion Freight Line, Inc.	19,125	611,618
*	On Assignment, Inc.	196,423	1,361,211
*	Orbital Sciences Corp.	190,906	2,287,054
	Outlook Group Corp.	8,000	81,440
*	P.A.M. Transportation Services, Inc.	65,308	1,103,705
*	Park-Ohio Holdings Corp.	30,300	575,094
*	Peerless Manufacturing Co.	2,400	39,120
*	Perini Corp.	500	9,695
*	PHH Corp.	47,000	1,421,280
*	Pico Holdings, Inc.	95,356	2,933,151
*	Powell Industries, Inc.	45,735	1,011,201
*	Power-One, Inc.	1,700	8,228
	Precision Castparts Corp.	51,300	4,959,684
	Preformed Line Products Co.	4,400	190,740
*	PRG-Schultz International, Inc.	217,187	710,201
	Providence & Worcester Railroad Co.	10,700	145,627
*	Quanta Services, Inc.	721,800	8,661,600
*	Quipp, Inc.	900	10,647
*	RailAmerica, Inc.	348,700	4,023,998
	Raven Industries, Inc.	16,900	439,400
*	RCM Technologies, Inc.	84,800	508,800
	Regal-Beloit Corp.	146,778	4,897,982

7

*	RemedyTemp, Inc.	52,700	456,909
	Robbins & Myers, Inc.	124,300	2,725,899
*	Rush Enterprises, Inc. Class A	93,831	1,500,358
*	Rush Enterprises, Inc. Class B	7,100	112,677
	Ryder System, Inc.	193,600	6,793,424
*	SCS Transportation, Inc.	147,286	2,363,940
*	Sequa Corp. Class A	5,900	404,150
*	Shaw Group, Inc.	206,800	4,363,480
*	SIFCO Industries, Inc.	600	2,292
*	Sitel Corp.	470,600	1,388,270
	Skywest, Inc.	288,616	6,843,085
	Smith (A.O.) Corp.	111,200	3,129,168
*	SOURCECORP, Inc.	75,355	1,544,024
*	Spherion Corp.	521,600	3,844,192
	Standard Register Co.	99,500	1,561,155
	Standex International Corp.	5,300	141,192
*	Sterling Construction Co., Inc.	29,800	610,900
	Stewart & Stevenson Services, Inc.	147,800	3,601,886
*	Stonepath Group, Inc.	65,100	58,590
*	Strategic Distribution, Inc.	3,490	38,425
	Supreme Industries, Inc.	15,720	140,380
*	Swift Transportation Co., Inc.	180,807	3,605,292
	Sypris Solutions, Inc.	142,385	1,708,620
*	TB Wood’s Corp.	36,700	244,055
*	Team, Inc.	2,700	54,135
*	TeamStaff, Inc.	70,500	95,175
	Tecumseh Products Co. Class A	67,719	1,802,003
	Tecumseh Products Co. Class B	6,900	176,985
*	TeleTech Holdings, Inc.	120,136	1,018,753
*	Terex Corp.	142,558	6,953,979
*	Tetra Tech, Inc.	11,535	181,907
	The Brink’s Co.	26,094	1,048,457
*	The Geo Group, Inc.	20,400	569,160
*	The Lamson & Sessions Co.	75,200	999,408
*	Thomas & Betts Corp.	75,400	2,679,716
	Timken Co.	175,600	5,157,372
	Todd Shipyards Corp.	25,250	471,165
*	Trailer Bridge, Inc.	12,300	107,010
*	Transport Corporation of America, Inc.	2,000	13,900
*	TRC Companies, Inc.	106,700	1,600,500
	Tredegar Industries, Inc.	249,300	3,096,306
	Trinity Industries, Inc.	197,700	7,399,911
*	Triumph Group, Inc.	143,600	5,639,172
	Twin Disc, Inc.	3,500	126,000
*	U.S. Xpress Enterprises, Inc. Class A	15,716	206,980
	United Industrial Corp.	25,687	872,844
*	United Rentals, Inc.	344,500	6,218,225
*	United Stationers, Inc.	13,600	637,840
	Universal Forest Products, Inc.	106,237	5,782,480
*	URS Corp.	152,200	5,734,896
* #	US Airways Group, Inc. Class A	2,050	595
*	USA Truck, Inc.	14,200	341,794
	Valmont Industries, Inc.	63,800	1,834,250
	Viad Corp.	81,800	2,377,926
	Vicor Corp.	101,713	1,622,322
*	Volt Information Sciences, Inc.	137,100	3,112,170
	Walter Industries, Inc.	62,611	2,746,745
*	Washington Group International, Inc.	3,600	190,224
*	Waste Connections, Inc.	47,600	1,682,184
	Waste Industries USA, Inc.	87,000	1,129,260
*	Water Pik Technologies, Inc.	48,500	955,450
	Watsco, Inc. Class A	122,200	5,958,472
	Watts Water Technologies, Inc.	77,900	2,637,694
	Werner Enterprises, Inc.	237,334	4,236,412
*	Westaff, Inc.	68,800	271,760
*	Willis Lease Finance Corp.	24,000	220,800
*	Wolverine Tube, Inc.	140,600	988,418
	Woodward Governor Co.	17,789	1,450,693
*	Xanser Corp.	140,500	337,200
*	Yellow Roadway Corp.	1,131	52,987
#	York International Corp.	84,000	4,819,920
Total Industrials (Cost $304,225,256)			472,911,292

8

Information Technology — (16.0%)
*	3Com Corp.	120,685	410,329
*	Actel Corp.	210,302	2,893,756
*	ActivCard Corp.	240,894	1,144,247
*	Activision, Inc.	24	536
*	Adaptec, Inc.	369,575	1,226,989
*	Adept Technology, Inc.	5,850	48,555
*	Advanced Digital Information Corp.	400,414	3,575,697
*	Advanced Energy Industries, Inc.	73,395	874,868
*	Advanced Power Technology, Inc.	74,110	545,450
*	Aehr Test Systems	4,700	13,748
*	Aeroflex, Inc.	197,224	1,832,211
*	Aetrium, Inc.	4,470	13,634
*	Agile Software Corp.	408,190	2,710,382
	Agilysys, Inc.	266,569	4,784,914
*	Airspan Networks, Inc.	35,774	167,065
	Allen Organ Co. Class B	400	25,100
*	Alliance Semiconductor Corp.	240,745	645,197
	American Software, Inc. Class A	87,400	498,180
*	American Technical Ceramics Corp.	17,600	188,320
* #	Amkor Technology, Inc.	30,474	155,417
*	Amtech Systems, Inc.	3,600	18,612
*	Anadigics, Inc.	208,691	544,684
*	Analex Corp.	90,600	277,236
* #	Analysts International Corp.	173,737	635,877
*	Anaren, Inc.	179,883	2,485,983
* #	Andrew Corp.	246,942	2,847,241
*	Anixter International, Inc.	94,800	3,619,464
*	AnswerThink, Inc.	205,687	839,203
*	APA Enterprises, Inc.	50,310	61,378
*	Applied Films Corp.	124,628	2,820,332
*	Applied Innovation, Inc.	107,900	453,180
*	Applied Micro Circuits Corp.	1,272,432	3,499,188
*	Apropos Technology, Inc.	160,792	418,059
*	Ariba, Inc.	221,851	1,317,795
*	Arris Group, Inc.	410,506	4,306,208
* #	Aspen Technology, Inc.	69,327	348,022
*	Astea International, Inc.	560	3,942
	Astro-Med, Inc.	11,570	139,766
*	Atmel Corp.	100,307	206,632
*	Avici Systems, Inc.	119,068	529,853
*	Avid Technology, Inc.	24,913	930,501
*	Avnet, Inc.	3,652	91,483
*	Avocent Corp.	44,000	1,466,080
*	Aware, Inc.	125,058	784,114
*	Axcelis Technologies, Inc.	326,369	1,925,577
*	AXT, Inc.	38,555	48,965
*	BearingPoint, Inc.	721,600	5,902,688
	Bel Fuse, Inc. Class A	1,014	26,506
	Belden CDT, Inc.	261,650	5,612,393
*	Bell Industries, Inc.	25,400	52,324
*	Bell Microproducts, Inc.	269,822	2,733,297
*	Benchmark Electronics, Inc.	203,850	5,934,074
	Black Box Corp.	139,709	6,003,296
	Bogen Communications International, Inc.	34,900	173,628
* #	Bookham, Inc.	100,600	421,011
*	Borland Software Corp.	59,581	364,040
*	Bottomline Technologies, Inc.	14,610	224,702
*	Brightpoint, Inc.	78,975	2,263,424
*	Brooks Automation, Inc.	42,300	600,660
*	Brooktrout, Inc.	73,495	940,736
*	CalAmp Corp.	212,743	1,763,639
*	Captaris, Inc.	289,719	1,080,652
*	Carrier Access Corp.	81,601	485,526
*	C-COR, Inc.	118,819	889,954
	Celeritek, Inc.	49,905	14,348
* #	CellStar Corp.	181	200
*	Centillium Communications, Inc.	291,523	827,925
*	Checkpoint Systems, Inc.	178,500	3,900,225
*	Ciber, Inc.	574,900	4,507,216
*	Ciena Corp.	801,043	1,802,347
*	Ciprico, Inc.	12,500	50,625
*	Cirrus Logic, Inc.	135,707	1,072,085
*	Clarus Corp.	147,200	1,129,760
*	ClearOne Communications, Inc.	35,300	121,785
*	Coherent, Inc.	144,205	4,584,277

9

	Cohu, Inc.	45,205	1,103,906
*	Comarco, Inc.	38,100	299,847
* #	Commerce One, Inc.	110	13
*	CommScope, Inc.	161,627	3,022,425
	Communications Systems, Inc.	26,500	273,745
*	Computer Horizons Corp.	171,880	632,518
*	Computer Task Group, Inc.	84,700	329,483
*	Conexant Systems, Inc.	4,400	7,568
* #	Convera Corp.	1,717	17,239
*	Cosine Communications, Inc.	69,066	187,514
*	Covansys Corp.	55,627	890,032
*	Credence Systems Corp.	418,079	3,708,361
*	Crossroads Systems, Inc.	12,632	14,527
	CTS Corp.	311,338	3,873,045
*	Cyberoptics Corp.	3,341	45,972
* #	Cypress Semiconductor Corp.	3,600	56,268
*	Datalink Corp.	62,200	232,628
	Dataram Corp.	17,600	113,344
*	Datastream Systems, Inc.	14,500	104,038
*	Delphax Technologies, Inc.	4,500	11,970
*	Digi International, Inc.	79,374	842,158
*	Digimarc Corp.	112,593	745,366
* #	Digital Angel Corp.	163,200	540,192
*	Digital Insight Corp.	80,231	2,169,446
*	Digitas, Inc.	59,083	692,453
*	Diodes, Inc.	11,595	420,319
*	Ditech Communications Corp.	89,500	658,720
*	Dot Hill Systems Corp.	68,800	402,480
*	Dynamics Research Corp.	7,200	110,880
*	E.piphany, Inc.	516,967	2,160,922
*	Echelon Corp.	147,519	1,250,961
*	Edgewater Technology, Inc.	53,038	289,057
*	eFunds Corp.	62,800	1,224,600
*	Electro Scientific Industries, Inc.	107,460	2,383,463
*	Electroglas, Inc.	151,040	570,931
*	Electronics for Imaging, Inc.	234,892	4,650,862
*	eLoyalty Corp.	29,900	191,061
*	EMCORE Corp.	163,582	842,447
*	EMS Technologies, Inc.	109,337	1,773,446
*	Emulex Corp.	45,100	971,905
*	Entrust, Inc.	8,400	50,148
*	ePlus, Inc.	89,651	1,165,463
*	ESS Technology, Inc.	305,918	1,168,607
*	Evans & Sutherland Computer Corp.	17,590	92,963
* #	Exar Corp.	308,559	4,816,606
*	Extended Systems, Inc.	24,232	106,621
	Fair Isaac Corp.	78,108	3,192,274
*	Fairchild Semiconductor Corp. Class A	45,900	773,415
*	FEI Co.	30,300	634,179
*	Forrester Research, Inc.	21,847	456,384
	Frequency Electronics, Inc.	9,200	109,756
*	FSI International, Inc.	260,705	1,042,820
*	Genesis Microchip, Inc.	119,222	3,134,346
*	Gerber Scientific, Inc.	224,600	1,549,740
	Gevity HR, Inc.	10,900	243,070
*	Giga-Tronics, Inc.	205	923
*	Glenayre Technologies, Inc.	174,930	689,224
*	Global Imaging Systems, Inc.	11,500	380,075
*	Globecomm Systems, Inc.	69,500	443,688
*	Globix Corp.	65,200	159,740
* #	Glowpoint, Inc.	81,567	83,198
*	GoRemote Internet Communications, Inc.	13,900	22,935
*	GTSI Corp.	80,777	558,977
*	HI/FN, Inc.	56,000	386,400
*	Hutchinson Technology, Inc.	112,200	2,962,080
*	Hypercom Corp.	409,300	2,599,055
*	Ibis Technology Corp.	42,577	78,342
*	Identix, Inc.	2,400	11,832
*	iGATE Capital Corp.	273,440	1,030,869
	Imation Corp.	169,600	7,141,856
*	InFocus Corp.	346,873	1,238,337
*	Informatica Corp.	37,300	425,966
	Inforte Corp.	111,950	464,593
*	InfoSpace, Inc.	25,300	631,488
*	Ingram Micro, Inc.	90,200	1,579,402

10

*	Innovex, Inc.	172,111	769,336
*	InsWeb Corp.	12,300	43,050
*	Integrated Device Technology, Inc.	417,457	4,466,790
*	Integrated Silicon Solution, Inc.	322,909	2,860,974
*	Intergraph Corp.	91,020	3,714,526
*	Interland, Inc.	59,661	152,136
*	Internet Commerce Corp.	23,500	52,172
*	Internet Security Systems, Inc.	32,189	731,334
*	Interwoven, Inc.	299,452	2,395,616
*	Intest Corp.	1,800	6,192
*	Intrado, Inc.	10,000	150,000
* #	Intrusion, Inc.	14,325	42,259
*	Iomega Corp.	503,000	1,604,570
*	iPass, Inc.	143,800	802,404
*	iVillage, Inc.	12,340	79,223
*	IXYS Corp.	120,949	1,254,241
*	Jaco Electronics, Inc.	21,850	86,089
*	JDA Software Group, Inc.	261,413	3,698,994
*	Keane, Inc.	263,800	3,033,700
*	Kemet Corp.	721,400	5,857,768
*	Key Tronic Corp.	5,000	25,000
*	Keynote Systems, Inc.	78,600	1,031,232
*	Komag, Inc.	109,508	3,653,187
*	Lattice Semiconductor Corp.	533,592	2,369,148
* #	Lawson Software, Inc.	9,900	64,152
*	LeCroy Corp.	37,325	552,783
*	Lightbridge, Inc.	238,790	1,802,865
*	LogicVision, Inc.	55,299	139,906
*	LTX Corp.	61,539	262,156
*	Management Network Group, Inc.	148,163	331,885
*	Manugistic Group, Inc.	422,722	803,172
*	Mapinfo Corp.	103,395	1,170,431
*	MatrixOne, Inc.	73,100	334,067
*	Maxtor Corp.	555,585	2,700,143
*	McDATA Corp.	662,908	3,566,445
*	MedQuist, Inc.	140,400	1,832,220
*	Merix Corp.	189,129	1,161,252
*	MetaSolv, Inc.	48,480	145,440
	Methode Electronics, Inc.	61,941	763,113
*	Metrologic Instruments, Inc.	6,755	113,146
*	Micro Linear Corp.	24,400	116,632
*	Micromuse, Inc.	45,600	304,152
*	Microtune, Inc.	168,810	1,034,805
*	MIPS Technologies, Inc.	2,828	17,732
*	MKS Instruments, Inc.	231,535	4,112,062
*	Moldflow Corp.	43,700	679,098
*	Motive, Inc.	84,000	539,280
*	MPS Group, Inc.	605,600	6,697,936
*	MRO Software, Inc.	179,600	3,029,852
*	MRV Communications, Inc.	68,256	145,385
* #	MSC.Software Corp.	155,100	2,158,217
*	MTM Technologies, Inc.	4,000	13,920
	MTS Systems Corp.	63,200	2,605,104
* #	Nanometrics, Inc.	132,709	1,583,218
* #	Napco Security Systems, Inc.	6,080	74,480
*	Neoforma, Inc.	138,764	1,043,505
*	Neoware Systems, Inc.	101,271	1,107,905
*	Net2Phone, Inc.	306,486	536,351
*	NetIQ Corp.	267,227	3,134,573
*	NetRatings, Inc.	169,900	2,225,690
*	NetScout Systems, Inc.	249,778	1,291,352
*	Network Engines, Inc.	52,500	78,225
*	Network Equipment Technologies, Inc.	239,300	1,186,928
*	Newport Corp.	337,316	4,499,795
*	Nu Horizons Electronics Corp.	174,839	1,066,521
*	NumereX Corp. Class A	9,400	50,760
*	NYFIX, Inc.	174,417	1,131,966
*	Omtool, Ltd.	1,028	9,242
*	Opent Technologies, Inc.	159,503	1,231,363
*	Oplink Communications, Inc.	37,073	58,575
*	OPTi, Inc.	36,853	60,807
*	Optical Cable Corp.	42,391	296,737
*	Optical Communication Products, Inc.	45,766	81,006
*	OSI Systems, Inc.	152,655	2,544,759
*	Overland Storage, Inc.	134,041	1,125,944

11

*	OYO Geospace Corp.	39,600	772,200
* #	Palm, Inc.	50,400	1,722,672
* #	PalmSource, Inc.	54,788	543,497
*	Paradyne Networks Corp.	95,900	273,315
	Park Electrochemical Corp.	132,850	3,208,328
*	Parlex Corp.	55,600	369,740
*	Paxar Corp.	189,600	3,566,376
*	PC Connection, Inc.	200,408	1,114,268
*	PC-Tel, Inc.	193,267	1,685,288
*	Peerless Systems Corp.	14,200	76,964
*	Pegasus Solutions, Inc.	230,221	2,256,166
*	Pegasystems, Inc.	208,603	1,287,081
*	Pemstar, Inc.	138,201	146,493
*	Perceptron, Inc.	85,535	532,883
*	Performance Technologies, Inc.	48,000	321,120
*	Pericom Semiconductor Corp.	268,727	2,367,485
*	Pervasive Software, Inc.	103,305	470,038
*	Phoenix Technologies, Ltd.	141,415	1,056,370
*	Photronics, Inc.	187,093	3,885,922
*	Pixelworks, Inc.	16,779	123,661
*	Planar Systems, Inc.	141,411	1,084,622
*	PLATO Learning, Inc.	124,041	880,691
*	Plexus Corp.	296,990	5,072,589
*	PLX Technology, Inc.	83,330	788,302
*	Polycom, Inc.	102,610	1,827,484
*	Powerwave Technologies, Inc.	328,426	3,441,904
*	Presstek, Inc.	3,589	44,611
	Printronix, Inc.	14,100	235,893
	Programmers Paradise, Inc.	100	940
*	Quantum Corp.	1,181,100	3,389,757
*	QuickLogic Corp.	175,062	623,221
*	Quovadx, Inc.	136,510	387,688
*	Radiant Systems, Inc.	1,040	12,282
*	RadiSys Corp.	149,719	2,795,254
*	Raindance Communications, Inc.	78,706	181,811
*	Register.com, Inc.	116,300	886,206
*	REMEC, Inc.	57,917	347,502
*	Reptron Electronics, Inc.	294	122
*	RF Monolithics, Inc.	32,177	204,002
	Richardson Electronics, Ltd.	76,300	595,140
*	Riverstone Networks, Inc.	171,400	98,555
*	Rofin-Sinar Technologies, Inc.	55,359	2,001,228
*	RSA Security, Inc.	300	3,942
*	Rudolph Technologies, Inc.	80,704	1,183,928
*	S1 Corp.	80,500	342,125
*	Safeguard Scientifics, Inc.	306,800	497,016
*	SafeNet, Inc.	136,500	4,368,000
*	SBS Technologies, Inc.	137,354	1,326,840
*	ScanSoft, Inc.	596,020	2,938,379
*	SCM Microsystems, Inc.	103,748	283,232
*	Seachange International, Inc.	10,800	66,096
*	Segue Software, Inc.	6,600	41,910
*	Selectica, Inc.	289,600	920,928
*	Semitool, Inc.	135,949	1,097,108
*	Silicon Storage Technology, Inc.	34,508	167,709
*	SimpleTech, Inc.	278,191	1,324,189
*	Sipex Corp.	155,700	292,716
*	Skyworks Solutions, Inc.	462,758	3,489,195
*	Somera Communications, Inc.	40,925	38,470
*	SonicWALL, Inc.	537,160	3,206,845
*	Spectrum Control, Inc.	64,600	458,660
	SS&C Technologies, Inc.	68,500	2,499,565
*	Standard Microsystems Corp.	133,800	3,485,490
*	Stellent, Inc.	276,078	2,227,949
*	Stratos International, Inc.	103,540	570,505
*	SumTotal Systems, Inc.	61,462	250,765
	Sunrise Telecom, Inc.	54,300	124,021
*	Suntron Corp.	2,797	3,804
*	Sycamore Networks, Inc.	899,443	3,363,917
*	Sykes Enterprises, Inc.	289,681	3,085,103
*	Symmetricom, Inc.	209,028	1,814,363
	TALX Corp.	13,850	493,891
	Technitrol, Inc.	165,164	2,422,956
*	TechTeam Global, Inc.	84,200	1,037,344
	Tektronix, Inc.	35	884

12

*	Telular Corp.	49,879	187,046
*	Terayon Communication Systems, Inc.	64,134	212,284
*	Tessco Technologies, Inc.	2,500	32,500
*	TheStreet.com, Inc.	76,670	329,681
*	THQ, Inc.	37,900	1,273,819
*	TIBCO Software, Inc.	62,220	475,361
*	Tier Technologies, Inc. Class B	213,662	1,858,859
*	TII Network Technologies, Inc.	5,200	7,956
*	Tollgrade Communications, Inc.	124,470	1,369,170
*	Transcat, Inc.	7,000	29,680
*	Triquint Semiconductor, Inc.	464,260	1,792,044
*	TTM Technologies, Inc.	220,627	1,707,653
*	Tumbleweed Communications Corp.	12,000	39,600
*	Tut Systems, Inc.	11,834	37,869
*	Tyler Technologies, Inc.	72,200	586,264
*	Ulticom, Inc.	108,807	1,157,706
*	Ultratech, Inc.	62,501	955,015
*	Unova, Inc.	105,900	3,072,159
*	ValueClick, Inc.	148,500	2,144,340
*	Veeco Instruments, Inc.	100,650	1,848,941
*	Verity, Inc.	301,845	3,024,487
*	Viasat, Inc.	52,100	1,236,854
*	Vicon Industries, Inc.	10,900	30,520
*	Vignette Corp.	16,100	244,559
*	Visual Networks, Inc.	2,700	3,645
*	Vitesse Semiconductor, Inc.	258,614	566,365
*	Vitria Technology, Inc.	107,525	367,736
* #	Vyyo, Inc.	58,578	277,660
*	WatchGuard Technologies, Inc.	315,412	1,387,813
*	webMethods, Inc.	66,884	455,480
*	White Electronics Designs Corp.	225,020	1,170,104
	Wireless Telecom Group, Inc.	66,300	190,944
	Woodhead Industries, Inc.	51,690	685,926
* #	Zhone Technologies, Inc.	326,772	865,946
*	Zomax, Inc.	263,819	870,603
*	Zones, Inc.	450	1,701
*	Zoran Corp.	362,071	5,706,239
*	Zygo Corp.	169,142	2,088,904
Total Information Technology (Cost $346,680,859)			415,996,740
Financials — (14.5%)
	1st Source Corp.	155,038	3,694,556
	21st Century Insurance Group	394,000	5,850,900
	ABC Bancorp	8,832	163,834
*	ACE Cash Express, Inc.	28,917	638,487
	Advanta Corp. Class A	57,400	1,538,894
	Advanta Corp. Class B Non-Voting	105,400	3,040,790
*	Aether Holdings, Inc.	391,449	1,413,131
	Alfa Corp.	137,222	2,092,635
*	Allmerica Financial Corp.	61,800	2,515,878
	American Financial Group, Inc.	28,200	945,546
*	American Independence Corp.	19,866	259,053
*	American Physicians Capital, Inc.	78,027	3,449,574
	American Physicians Services Group, Inc.	1,900	24,320
*	AmeriCredit Corp.	71,400	1,780,716
*	AmeriServe Financial, Inc.	132,818	664,090
	AmerUs Group Co.	110,400	6,107,328
*	Arch Capital Group, Ltd.	2,700	117,315
*	Argonaut Group, Inc.	203,471	5,068,463
*	ASB Financial Corp.	2,400	48,000
*	Atlantic American Corp.	29,400	83,790
	Baldwin & Lyons, Inc. Class B	82,950	2,152,552
*	Bancinsurance Corp.	11,695	53,797
	Bank of Hawaii Corp.	16,100	817,075
	BankUnited Financial Corp. Class A	136,250	3,215,500
	Banner Corp.	90,109	2,505,931
	Bay View Capital Corp.	22,190	347,495
	Berkley (W.R.) Corp.	184,612	6,551,880
	Beverly Hills Bancorp, Inc.	86,102	898,044
*	BNS Holding, Inc. Class A	8,500	57,375
	Brookline Bancorp, Inc.	317,585	4,903,512
	California First National Bancorp	12,200	157,136
	Camco Financial Corp.	9,500	133,190
	Capital Corp. of the West	10,767	346,590

13

*	Capital Crossing Bank	28,400	1,058,184
	Cash America International, Inc.	148,800	3,120,336
	Cathay General Bancorp	63,954	2,153,331
	Central Bancorp, Inc.	3,500	97,562
*	Ceres Group, Inc.	301,971	1,878,260
	CFS Bancorp, Inc.	36,225	499,180
	Chemical Financial Corp.	70,939	2,314,030
	Citizens South Banking Corp.	17,267	213,247
* #	Citizens, Inc.	147,483	1,061,878
	City Holding Co.	44,004	1,615,827
	Clark, Inc.	171,700	2,791,842
*	CNA Surety Corp.	260,091	3,251,137
	Columbia Banking System, Inc.	60,202	1,588,129
	Commerce Group, Inc.	72,900	4,251,528
	Commercial Capital Bancorp, Inc.	31,994	573,652
	Commercial Federal Corp.	162,300	5,503,593
	Community Bank System, Inc.	163,500	3,863,505
	Community Trust Bancorp, Inc.	27,690	889,957
	Community West Bancshares	14,800	182,040
* #	CompuCredit Corp.	178,048	7,453,089
*	Consumer Portfolio Services, Inc.	69,915	343,143
	Corus Bankshares, Inc.	37,800	2,199,582
*	Credit Acceptance Corp.	115,568	1,597,728
	Delphi Financial Group, Inc. Class A	132,165	6,224,971
	Delta Financial Corp.	25,400	228,854
	Dime Community Bancshares	90,487	1,376,307
	Donegal Group, Inc. Class A	37,060	843,486
	Donegal Group, Inc. Class B	4,000	77,200
	Downey Financial Corp.	99,900	6,331,662
	EMC Insurance Group, Inc.	1,000	18,000
*	Epoch Holding Corp.	18,000	82,260
	F.N.B. Corp.	30,627	554,655
	FBL Financial Group, Inc. Class A	131,977	3,955,351
	Fidelity Southern Corp.	2,000	33,800
	Financial Federal Corp.	12,200	476,410
*	Financial Industries Corp.	41,366	315,416
*	Firebrand Financial Group, Inc.	1,000	85
	First American Corp.	85,800	3,570,138
	First Bancorp	7,826	164,346
*	First Bank of Delaware	1,320	4,092
*	First Cash Financial Services, Inc.	52,400	1,257,600
	First Charter Corp.	27,400	640,612
	First Citizens BancShares, Inc.	10,300	1,699,500
	First Commonwealth Financial Corp.	82	1,127
	First Community Bancorp	48,364	2,282,781
	First Community Bancshares, Inc.	295	8,661
	First Defiance Financial Corp.	12,400	357,864
	First Federal Bancshares of Arkansas, Inc.	13,000	300,950
	First Indiana Corp.	57,015	1,920,835
*	First Investors Financial Services Group, Inc.	6,900	31,981
*	First Mariner Bancorp	4,900	88,886
	First Merchants Corp.	134,000	3,484,000
	First Mutual Bancshares, Inc.	6,887	177,960
	First Niagara Financial Group, Inc.	373,387	5,290,894
	First PacTrust Bancorp, Inc.	16,919	444,970
	First Place Financial Corp.	114,088	2,420,947
	First Republic Bank	86,650	3,119,400
	First State Bancorporation	30,040	678,604
	FirstBank NW Corp.	1,700	47,447
* #	FirstFed Financial Corp.	58,900	3,389,695
	Flagstar Bancorp, Inc.	225,300	3,886,425
	Flushing Financial Corp.	39,375	687,094
	FNB Corp./North Carolina	11,300	236,961
	FNB Financial Services Corp.	3,125	53,187
*	FPIC Insurance Group, Inc.	88,397	3,093,011
	Fremont General Corp.	193,400	4,413,388
	Great American Financial Resources, Inc.	59,100	1,176,090
	Guaranty Federal Bancshares, Inc.	8,000	200,640
	Harbor Florida Bancshares, Inc.	14,200	517,164
	Harleysville Group, Inc.	158,889	3,603,603
	HCC Insurance Holdings, Inc.	40,500	1,079,325
	HMN Financial, Inc.	16,300	523,230
	Horace Mann Educators Corp.	244,700	4,791,226
	Horizon Financial Corp.	22,848	487,348
	IBERIABANK Corp.	9,625	486,062

14

	Independence Community Bank Corp.	201,797	6,901,457
	Independent Bank Corp. MI	19,057	577,046
	Infinity Property & Casualty Corp.	121,677	3,956,936
	Instinet Group, Inc.	13,900	69,500
	Integra Bank Corp.	70,628	1,620,913
*	Investment Technology Group, Inc.	52,800	1,449,360
	Investors Title Co.	1,100	43,461
	Irwin Financial Corp.	140,500	2,950,500
*	ITLA Capital Corp.	18,200	978,250
	Jefferies Group, Inc.	40,100	1,583,148
*	Jones Lang LaSalle, Inc.	9,100	448,903
*	Kennedy-Wilson, Inc.	13,500	161,325
	KNBT Bancorp, Inc.	6,694	112,124
*	Knight Capital Group, Inc.	469,700	3,954,874
*	LaBranche & Co., Inc.	198,000	1,698,840
	LandAmerica Financial Group, Inc.	102,700	6,071,624
	MAF Bancorp, Inc.	158,038	6,784,571
	MB Financial, Inc.	17,624	684,164
	MBT Financial Corp.	4,775	92,539
	MCG Capital Corp.	205,901	3,751,516
*	Meadowbrook Insurance Group, Inc.	287,800	1,539,730
	Medallion Financial Corp.	93,700	1,009,149
	Meta Financial Group, Inc.	3,400	62,322
*	Metris Companies, Inc.	254,700	3,723,714
	MicroFinancial, Inc.	26,200	106,896
	Midland Co.	11,800	372,998
*	National Western Life Insurance Co. Class A	500	98,490
*	Navigators Group, Inc.	97,053	3,596,784
	NetBank, Inc.	39,562	342,607
	NewMil Bancorp, Inc.	4,000	121,840
*	Newtek Business Services, Inc.	32,800	78,654
	North Central Bancshares, Inc.	3,500	131,600
	Northrim BanCorp, Inc.	12,210	306,471
	NYMAGIC, Inc.	8,000	194,000
	OceanFirst Financial Corp.	27,950	651,235
*	Ocwen Financial Corp.	530,600	3,645,222
#	Odyssey Re Holdings Corp.	254,770	6,432,942
	Ohio Casualty Corp.	228,300	5,766,858
*	Pacific Mercantile Bancorp	28,900	473,960
*	Pacific Premier Bancorp, Inc.	1,789	22,058
	Parkvale Financial Corp.	1,900	53,533
	Partners Trust Financial Group, Inc.	21,761	257,868
*	Penn Treaty American Corp.	44,100	441,000
	Pennfed Financial Services, Inc.	30,400	584,288
	PFF Bancorp, Inc.	61,710	1,834,638
*	Piper Jaffray Companies, Inc.	78,800	2,402,612
*	PMA Capital Corp. Class A	253,901	2,234,329
	Pocahontas Bancorp, Inc.	9,400	124,080
	Presidential Life Corp.	250,273	4,402,302
*	ProAssurance Corp.	91,180	4,016,479
	Provident Financial Services, Inc.	76,703	1,363,779
	Pulaski Financial Corp.	14,616	258,703
*	Republic First Bancorp, Inc.	78	1,006
*	Rewards Network, Inc.	2,800	17,724
	RLI Corp.	117,200	5,402,920
*	RTW, Inc.	45,600	467,400
*	SCPIE Holdings, Inc.	4,900	68,894
	Selective Insurance Group, Inc.	160,451	7,595,750
	Simmons First National Corp. Class A	101,451	2,815,265
	Sky Financial Group, Inc.	6,442	180,054
	Sound Federal Bancorp, Inc.	69,765	1,153,913
*	Standard Management Corp.	19,400	39,576
	State Auto Financial Corp.	109,515	3,336,922
	State Financial Services Corp. Class A	13,447	523,895
	Sterling Bancorp	6,097	135,110
*	Sterling Financial Corp.	76,610	2,954,848
	Stewart Information Services Corp.	85,700	4,119,599
*	Stifel Financial Corp.	44,013	1,128,933
*	Stratus Properties, Inc.	13,550	245,038
*	Sun Bancorp, Inc.	132,877	2,856,856
	Susquehanna Bancshares, Inc.	76,629	1,931,051
	SWS Group, Inc.	67,900	1,106,091
	Texas United Bancshares, Inc.	961	18,932
	TF Financial Corp.	1,100	30,679
*	The Banc Corp.	106,242	1,133,602

15

	The Colonial BancGroup, Inc.	1,900	44,194
	The Phoenix Companies, Inc.	525,800	6,304,342
	TierOne Corp.	133,598	3,770,136
	Timberland Bancorp, Inc.	8,400	197,820
*	Trammell Crow Co.	178,400	4,847,128
*	Triad Guaranty, Inc.	62,098	2,622,399
	UICI	242,900	7,495,894
	UMB Financial Corp.	119,399	7,862,424
	Umpqua Holdings Corp.	209,540	5,102,299
*	Unico American Corp.	9,400	84,600
*	United America Indemnity, Ltd.	33,755	605,902
	United Community Financial Corp.	250,688	2,785,144
*	United Financial Mortgage Corp.	19,450	81,301
	United Fire & Casualty Co.	8,800	362,648
	Unity Bancorp, Inc.	11,745	146,460
*	Universal American Financial Corp.	247,324	5,676,086
	Unizan Financial Corp.	32,222	847,439
*	Vesta Insurance Group, Inc.	184,100	386,610
	Washington Savings Bank, FSB	800	7,880
	Webster Financial Corp.	8,134	373,513
	Wesbanco, Inc.	119,798	3,652,641
	Westbank Corp.	3,087	51,028
	Westcorp, Inc.	51,240	3,164,070
	Westwood Holdings Group, Inc.	8,475	162,466
*	WFS Financial, Inc.	25,200	1,686,384
	Willow Grove Bancorp, Inc.	47,422	723,186
*	Wilshire Enterprises, Inc.	11,000	88,825
	Wintrust Financial Corp.	1,200	61,848
*	World Acceptance Corp.	49,000	1,253,910
	Yardville National Bancorp	56,800	2,022,080
	Zenith National Insurance Corp.	14,300	903,045
Total Financials (Cost $247,392,378)			378,454,590
Materials — (8.8%)
*	AEP Industries, Inc.	35,366	724,296
	Airgas, Inc.	120,800	3,398,104
*	AK Steel Holding Corp.	3,454	27,287
	Albemarle Corp.	123,700	4,491,547
*	Aleris International, Inc.	128,786	3,050,940
	Allegheny Technologies, Inc.	9,847	271,974
	AMCOL International Corp.	38,500	731,500
*	American Pacific Corp.	4,200	26,334
	Applied Extrusion Technologies, Inc.	300	0
	Aptargroup, Inc.	39,700	1,974,281
	Arch Chemicals, Inc.	163,400	4,045,784
	Atlantis Plastics, Inc.	850	8,398
*	Badger Paper Mills, Inc.	400	1,452
	Bairnco Corp.	10,900	127,094
*	Brush Engineered Materials, Inc.	164,400	2,640,264
*	Buckeye Technologies, Inc.	328,800	2,880,288
	Calgon Carbon Corp.	188,400	1,497,780
*	Caraustar Industries, Inc.	239,252	2,777,716
	Carpenter Technology Corp.	143,600	7,998,520
*	Castle (A.M.) & Co.	71,850	1,092,120
*	Century Aluminum Co.	129,176	3,126,059
*	Chaparral Steel Co.	129,000	2,879,280
	Chemtura Corp.	365,750	6,276,270
	Chesapeake Corp.	163,521	3,188,660
	Commercial Metals Co.	238,800	7,147,284
	CPAC, Inc.	12,500	59,375
	Cytec Industries, Inc.	109,400	5,207,440
	Eagle Materials, Inc.	30,900	3,480,576
*	FMC Corp.	7,200	410,112
	Friedman Industries, Inc.	3,340	22,879
	Fuller (H.B.) Co.	99,191	3,254,457
	Gibraltar Industries, Inc.	122,470	2,623,307
	Glatfelter (P.H.) Co.	356,800	4,891,728
*	Graphic Packaging Corp.	82,600	271,754
*	ICO, Inc.	24,600	65,682
	Kronos Worldwide, Inc.	53,012	1,615,276
	LaFarge North America, Inc.	35,400	2,440,830
*	Lesco, Inc.	74,800	1,103,300
	Longview Fibre Co.	313,800	6,338,760
	Louisiana-Pacific Corp.	370,500	9,369,945

16

*	Material Sciences Corp.	128,900	1,960,569
*	Metals USA, Inc.	123,073	2,424,538
	Minerals Technologies, Inc.	124,000	7,557,800
	Myers Industries, Inc.	281,057	3,457,001
*	NewMarket Corp.	142,800	2,367,624
	Niagara Corp.	14,900	160,920
	NL Industries, Inc.	122,200	1,731,574
	NN, Inc.	65,359	799,341
*	Northwest Pipe Co.	24,900	708,405
	Olin Corp.	1,500	28,020
*	Olympic Steel, Inc.	115,335	1,914,561
*	OM Group, Inc.	133,100	2,592,788
*	OMNOVA Solutions, Inc.	14,800	69,560
*	Oregon Steel Mills, Inc.	167,500	3,765,400
	Penford Corp.	7,800	113,100
*	PolyOne Corp.	94,180	639,482
	Pope & Talbot, Inc.	122,100	1,367,520
	Potlatch Corp.	119,600	6,458,400
	Quaker Chemical Corp.	53,700	952,638
	Quanex Corp.	87,600	5,388,276
	Reliance Steel & Aluminum Co.	175,826	8,439,648
	Roanoke Electric Steel Corp.	10,600	200,022
	Rock-Tenn Co. Class A	302,200	4,605,528
	RPM International, Inc.	233,400	4,422,930
*	RTI International Metals, Inc.	151,273	5,246,148
	Ryerson Tull, Inc.	215,700	4,430,478
	Schnitzer Steel Industries, Inc. Class A	127,989	3,660,485
	Schulman (A.), Inc.	258,947	4,715,425
	Schweitzer-Maudoit International, Inc.	114,600	2,638,092
	Sensient Technologies Corp.	227,700	4,273,929
*	Southwall Technologies, Inc.	20,400	18,768
	Spartech Corp.	158,400	3,033,360
	Steel Dynamics, Inc.	201,200	6,343,836
	Steel Technologies, Inc.	102,567	2,401,093
	Stepan Co.	10,600	276,660
*	Stillwater Mining Co.	232,000	1,862,960
	Summa Industries, Inc.	15,200	111,568
*	Synalloy Corp.	7,400	81,400
*	Terra Industries, Inc.	469,600	3,428,080
	Texas Industries, Inc.	129,000	7,715,490
*	The Mosaic Co.	12,400	200,260
*	U.S. Concrete, Inc.	271,764	2,005,618
	United States Steel Corp.	19,800	830,016
*	Universal Stainless & Alloy Products, Inc.	23,800	371,280
	Valhi, Inc.	57,700	1,012,058
	Vulcan International Corp.	400	22,600
	Wausau-Mosinee Paper Corp.	274,200	3,262,980
	Wellman, Inc.	293,300	2,038,435
	Worthington Industries, Inc.	280,100	5,069,810
* #	Zoltek Companies, Inc.	102,878	1,003,061
Total Materials (Cost $155,757,689)			229,718,188
Energy — (8.3%)
	Adams Resources & Energy, Inc.	2,200	48,774
*	Atlas America, Inc.	49,302	2,283,176
*	Atwood Oceanics, Inc.	1,100	82,753
*	Bolt Technology Corp.	5,600	44,856
*	Brigham Exploration Co.	5,000	51,400
	Cabot Oil & Gas Corp.	85,050	3,673,309
*	Callon Petroleum Co.	166,100	3,069,528
	Castle Energy Corp.	45,800	785,470
	Chesapeake Energy Corp.	53,200	1,681,652
*	Cimarex Energy Co.	15,595	666,530
*	Clayton Williams Energy, Inc.	35,700	1,339,821
*	Comstock Resources, Inc.	127,700	3,716,070
*	Dawson Geophysical Co.	4,600	137,724
*	Dril-Quip, Inc.	49,400	2,075,788
*	Edge Petroleum Corp.	64,114	1,262,405
*	Energy Partners, Ltd.	38,100	914,400
*	Forest Oil Corp.	157,400	7,075,130
*	Giant Industries, Inc.	93,200	4,590,100
	Gulf Island Fabrication, Inc.	23,700	639,900
*	Gulfmark Offshore, Inc.	151,255	4,505,886
*	Hanover Compressor Co.	395,600	5,981,472

17

*	Harvest Natural Resources, Inc.	75,400	768,326
	Helmerich & Payne, Inc.	170,300	10,119,226
	Holly Corp.	65,500	3,690,270
* #	Horizon Offshore, Inc.	7,900	5,569
*	Houston Exploration Co.	98,612	5,808,247
* #	Infinity, Inc.	14,650	118,079
* #	Input/Output, Inc.	611,400	5,282,496
*	Key Energy Group, Inc.	400,100	5,618,404
	Lufkin Industries, Inc.	40,400	1,864,056
	Maritrans, Inc.	10,600	310,792
	MarkWest Hydrocarbon, Inc.	23,274	580,919
	Massey Energy Co.	219,220	11,136,376
* #	Matrix Service Co.	158,023	1,191,493
*	Meridian Resource Corp.	565,165	1,961,123
*	Mitcham Industries, Inc.	55,000	508,200
*	NATCO Group, Inc. Class A	73,200	1,489,620
*	Newfield Exploration Co.	1,478	69,791
*	Newpark Resources, Inc.	518,400	4,608,576
	Noble Energy, Inc.	2,858	251,904
*	Oceaneering International, Inc.	5,300	263,516
*	Offshore Logistics, Inc.	124,200	4,497,282
*	Oil States International, Inc.	117,500	4,072,550
	Overseas Shipholding Group, Inc.	113,600	6,946,640
*	Parallel Petroleum Corp.	31,150	402,769
*	Parker Drilling Co.	121,100	977,277
	Patterson-UTI Energy, Inc.	45	1,531
	Penn Virginia Corp.	51,480	2,886,998
*	Petrohawk Energy Corp.	62,792	734,666
*	Petroleum Development Corp.	42,250	1,605,500
*	Plains Exploration & Production Co.	105,112	3,894,400
*	Pride International, Inc.	171,049	4,327,540
	Range Resources Corp.	126,500	4,405,995
	Resource America, Inc.	124,839	2,314,515
	RPC, Inc.	21,300	494,160
*	SEACOR Holdings, Inc.	127,942	9,147,853
*	Spinnaker Exploration Co.	158,300	7,118,751
	St. Mary Land & Exploration Co.	20,000	689,400
*	Stone Energy Corp.	144,052	7,546,884
*	Superior Energy Services, Inc.	24,600	539,232
*	Swift Energy Corp.	134,400	6,172,992
	Tesoro Petroleum Corp.	121,973	7,050,039
*	TETRA Technologies, Inc.	54,150	1,543,275
*	TransMontaigne, Inc.	382,000	3,617,540
*	U.S. Energy Corp. Wyoming	4,600	17,434
*	Unit Corp.	56,100	2,920,566
*	Universal Compression Holdings, Inc.	149,800	6,171,760
	USEC, Inc.	467,600	5,503,652
*	Veritas DGC, Inc.	105,900	3,405,744
	Vintage Petroleum, Inc.	340,400	13,081,572
*	W-H Energy Services, Inc.	38,600	1,252,570
*	Whiting Petroleum Corp.	31,618	1,369,692
	World Fuel Services Corp.	52,200	1,706,940
Total Energy (Cost $100,005,073)			216,690,846
Health Care — (5.9%)
*	Abiomed, Inc.	6,644	66,573
*	Accelrys, Inc.	245,787	1,329,708
*	Air Methods Corp.	108,310	1,099,347
*	Albany Molecular Research, Inc.	227,347	3,792,148
*	Allied Healthcare International, Inc.	67,500	353,700
*	Allied Healthcare Products, Inc.	17,500	90,825
*	Allos Therapeutics, Inc.	7,800	17,238
* #	Allscripts Healthcare Solutions, Inc.	97	1,725
	Alpharma, Inc. Class A	285,100	7,589,362
*	American Dental Partners, Inc.	24,200	741,246
	American Shared Hospital Services	9,600	55,584
	Analogic Corp.	95,272	4,749,309
*	Angeion Corp.	6	15
*	Arena Pharmaceuticals, Inc.	194,701	1,629,647
*	Arqule, Inc.	90,526	691,619
	Atrion Corp.	4,000	262,160
*	ATS Medical, Inc.	87,419	302,470
*	Avigen, Inc.	204,168	557,379
*	Beverly Enterprises, Inc.	155,300	1,949,015

18

*	Bio-Rad Laboratories, Inc. Class A	12,300	678,960
*	BioScrip, Inc.	271,198	1,713,971
*	Biosource International, Inc.	27,000	338,040
*	Bioveris Corp.	9,700	53,738
*	Bruker BioSciences Corp.	458,833	2,000,512
*	Caliper Life Sciences, Inc.	261,328	1,714,312
	Cambrex Corp.	194,000	3,689,880
*	Candela Corp.	54,915	544,208
*	Cantel Medical Corp.	14,725	306,280
*	Capital Senior Living Corp.	256,200	2,100,840
* #	Cell Genesys, Inc.	84,126	499,708
*	Cerus Corp.	15,009	101,461
	Chemed Corp.	13,400	542,164
*	Cholestech Corp.	8,290	85,387
	CNS, Inc.	32,700	860,337
*	Compex Technologies, Inc.	113,820	427,963
*	Conmed Corp.	120,619	3,529,312
*	Cross Country Healthcare, Inc.	261,811	5,079,133
*	CryoLife, Inc.	28,400	221,520
*	CuraGen Corp.	58,213	254,391
* #	Curative Health Services, Inc.	49,252	111,310
	Datascope Corp.	37,124	1,200,961
* #	Dendreon Corp.	27,338	158,560
*	Discovery Partners International, Inc.	250,525	739,049
*	DJ Orthopedics, Inc.	15,400	427,350
*	DUSA Pharmaceuticals, Inc.	18,900	203,175
* #	Dynacq Healthcare, Inc.	17,000	84,320
*	Emisphere Technologies, Inc.	25,409	81,309
*	Encore Medical Corp.	115,782	640,274
*	E-Z-EM, Inc.	3,600	49,428
*	First Horizon Pharmaceutical Corp.	150,472	3,110,256
*	Fischer Imaging Corp.	3,200	3,200
*	Five Star Quality Care, Inc.	53,600	401,464
*	Gene Logic, Inc.	330,314	1,671,389
*	Genesis HealthCare Corp.	45,108	1,808,831
*	Gentiva Health Services, Inc.	16,300	308,722
*	Greatbatch, Inc.	146,700	3,667,500
*	Guilford Pharmaceuticals, Inc.	1,774	6,564
*	Hanger Orthopedic Group, Inc.	218,700	1,751,787
*	Harvard Bioscience, Inc.	255,885	744,625
*	HealthTronics Surgical Services, Inc.	152,107	1,694,472
*	Hi-Tech Pharmacal, Inc.	11,100	273,282
*	HMS Holdings Corp.	82,400	583,392
	Hooper Holmes, Inc.	541,400	2,284,708
*	Horizon Health Corp.	17,108	427,700
*	Human Genome Sciences, Inc.	104,991	1,355,434
*	Humana, Inc.	95,924	4,619,700
*	Illumina, Inc.	67	817
*	ImmunoGen, Inc.	126,750	804,863
*	Incyte Corp.	50,230	369,693
* #	IntegraMed America, Inc.	2,990	37,435
*	Intermagnetics General Corp.	14,395	420,478
*	Iridex Corp.	6,200	50,034
*	Kendle International, Inc.	116,121	2,810,128
	Kewaunee Scientific Corp.	5,000	44,350
*	Kindred Healthcare, Inc.	150,900	4,617,540
	LCA-Vision, Inc.	48,846	2,005,128
*	Lexicon Genetics, Inc.	17,507	77,906
*	Lifecore Biomedical, Inc.	58,233	640,563
	Manor Care, Inc.	69,100	2,727,377
*	Matria Healthcare, Inc.	4,009	145,326
*	Maxim Pharmaceuticals, Inc.	142,629	191,123
*	Maxygen, Inc.	123,327	1,096,377
*	Medarex, Inc.	89	894
*	MedCath Corp.	99,493	2,468,421
*	Medical Staffing Network Holdings, Inc.	265,200	1,532,856
*	MEDTOX Scientific, Inc.	21,900	160,089
*	Microtek Medical Holdings, Inc.	269,546	943,411
*	Molecular Devices Corp.	144,749	3,019,464
*	Nabi Biopharmaceuticals	45,600	614,232
*	Nanogen, Inc.	47,000	158,860
	National Home Health Care Corp.	9,481	108,747
*	Natus Medical, Inc.	44,000	465,520
	NDCHealth Corp.	185,800	3,494,898
*	Neose Technologies, Inc.	24,300	61,236

19

*	Neurogen Corp.	121,228	812,228
*	New Brunswick Scientific Co., Inc.	8,738	49,631
*	NMT Medical, Inc.	5,900	58,351
*	North American Scientific, Inc.	78,312	184,033
*	NovaMed, Inc.	113,374	804,955
*	Novoste Corp.	21,507	15,055
*	Nutraceutical International Corp.	17,800	262,550
	NWH, Inc.	20,800	293,280
* #	OCA, Inc.	349,900	454,870
	Omnicare, Inc.	148,000	7,777,400
#	Option Care, Inc.	80,607	1,089,807
*	Orthologic Corp.	92,405	389,949
*	Oscient Pharmaceutical Corp.	244,355	562,017
*	Osteotech, Inc.	151,414	844,890
*	PacifiCare Health Systems, Inc.	15,900	1,198,542
*	Parexel International Corp.	61,985	1,201,269
*	PDI, Inc.	45,152	633,031
*	Pediatric Services of America, Inc.	71,366	970,578
*	Pediatrix Medical Group, Inc.	2,700	200,151
	Perrigo Co.	19,926	285,540
*	Pharmacopia Drug Discovery, Inc.	57,648	211,568
*	Pharmacyclics, Inc.	28,677	257,806
	PolyMedica Corp.	82,895	2,963,496
*	PRAECIS Pharmaceuticals, Inc.	100	59
*	PSS World Medical, Inc.	65,019	942,125
*	Quidel Corp.	123,239	1,003,165
*	Radiologix, Inc.	152,700	618,435
*	RehabCare Group, Inc.	47,500	1,067,325
*	Res-Care, Inc.	99,600	1,498,980
*	Rochester Medical Corp.	3,400	30,940
*	Sangamo BioSciences, Inc.	130,255	553,584
*	Savient Pharmaceuticals, Inc.	79,700	321,988
*	Schein (Henry), Inc.	749	31,226
*	Seattle Genetics, Inc.	12,700	74,549
*	Sequenom, Inc.	43,250	32,438
*	Serologicals Corp.	59,426	1,413,745
*	Sonic Innovations, Inc.	179,503	902,900
*	Specialty Laboratories, Inc.	68,600	762,832
*	SRI/Surgical Express, Inc.	19,100	132,172
*	Staar Surgical Co.	48,657	248,637
*	Strategic Diagnostics, Inc.	61,950	232,932
*	Sunrise Senior Living, Inc.	94,500	5,612,355
*	Synovis Life Technologies, Inc.	106,605	991,427
*	Theragenics Corp.	312,700	969,370
*	Third Wave Technologies, Inc.	49,084	252,292
*	Thoratec Corp.	93,274	1,526,895
* #	Titan Pharmaceuticals, Inc.	115,900	220,210
*	Triad Hospitals, Inc.	16,700	803,938
*	Tripos, Inc.	4,500	19,170
*	TriZetto Group, Inc.	2,608	40,920
	Valeant Pharmaceuticals International	1,671	33,387
*	Viasys Healthcare, Inc.	59,000	1,588,870
*	Vical, Inc.	90,846	432,427
*	Virologic, Inc.	128,019	312,366
	Vital Signs, Inc.	9,169	412,330
	West Pharmaceutical Services, Inc.	6,100	172,935
*	Zoll Medical Corp.	45,905	1,224,286
Total Health Care (Cost $103,872,502)			153,499,922
Consumer Staples — (3.9%)
	Alico, Inc.	8,600	447,114
	Alliance One International, Inc.	610,275	2,441,100
#	American Italian Pasta Co.	123,900	1,366,617
#	Cal-Maine Foods, Inc.	25,500	174,930
	Casey’s General Stores, Inc.	185,217	3,750,644
*	Central Garden & Pet Co.	47,568	2,356,519
	Chiquita Brands International, Inc.	207,200	5,221,440
	Corn Products International, Inc.	287,700	6,479,004
	Flowers Foods, Inc.	175,037	4,766,258
*	Great Atlantic & Pacific Tea Co., Inc.	175,200	4,446,576
*	Griffin Land & Nurseries, Inc. Class A	1,900	45,961
*	Hain Celestial Group, Inc.	180,378	3,403,733
	Imperial Sugar Co. (New)	89,205	1,242,626
	Ingles Market, Inc. Class A	62,932	940,833

20

#	Inter Parfums, Inc.	17,450	322,999
*	Interstate Bakeries Corp.	170,600	1,953,370
	J & J Snack Foods Corp.	18,840	1,129,646
	J. M. Smucker Co.	27,774	1,325,375
*	Katy Industries, Inc.	500	1,405
	Lance, Inc.	215,350	3,660,950
	Longs Drug Stores Corp.	136,300	5,779,120
*	M&F Worldwide Corp.	173,938	2,574,282
	Marsh Supermarkets, Inc. Class A	3,100	35,975
	MGP Ingredients, Inc.	71,241	639,744
*	Monterey Pasta Co.	131,331	524,011
	Nash Finch Co.	85,348	3,584,616
*	Natrol, Inc.	11,400	28,500
	Nature’s Sunshine Products, Inc.	47,608	1,028,333
	Oil-Dri Corp. of America	27,600	494,040
*	Omega Protein Corp.	167,829	1,293,962
* #	Parlux Fragrances, Inc.	2,700	84,699
*	Pathmark Stores, Inc.	244,615	2,641,842
*	Performance Food Group Co.	204,564	6,335,347
	Pilgrim’s Pride Corp.	160,000	5,424,000
*	PriceSmart, Inc.	177,815	1,529,209
	Pyramid Breweries, Inc.	11,200	24,853
	Ralcorp Holdings, Inc.	4,900	217,315
* #	Redhook Ale Brewery, Inc.	32,600	100,082
	Ruddick Corp.	149,700	3,498,489
*	San Filippo (John B.) & Son, Inc.	68,385	1,237,768
	Sanderson Farms, Inc.	6,850	252,970
*	Scheid Vineyards, Inc.	13,600	84,592
	Seaboard Corp.	2,800	3,595,200
*	Smart & Final Food, Inc.	184,400	2,321,596
*	Spartan Stores, Inc.	118,729	1,215,785
	Tasty Baking Co.	66,600	570,096
	The Topps Co., Inc.	83,078	852,380
	Universal Corp.	119,900	4,990,238
*	Weider Nutrition International, Inc.	600	2,688
	Weis Markets, Inc.	84,728	3,195,940
* #	Wild Oats Markets, Inc.	103,700	1,253,733
* #	Winn-Dixie Stores, Inc.	477,000	413,797
Total Consumer Staples (Cost $74,807,531)			101,302,302
Telecommunication Services — (0.9%)
*	Boston Communications Group, Inc.	93,430	175,648
*	Crown Castle International Corp.	89,400	2,213,544
	CT Communications, Inc.	100,515	1,155,923
	D&E Communications, Inc.	60,964	613,298
*	General Communications, Inc. Class A	153,591	1,655,711
	Hector Communications Corp.	3,300	86,328
*	IDT Corp.	89,400	1,164,882
*	IDT Corp. Class B	413,600	5,471,928
*	LCC International, Inc. Class A	185,086	418,294
*	Premiere Global Services, Inc.	75,245	686,234
*	Price Communications Corp.	106,780	1,783,226
*	SBA Communications Corp.	55	828
	SureWest Communications	105,758	2,913,633
*	TALK America Holdings, Inc.	237,932	2,181,836
*	Teleglobe International Holdings, Ltd.	7,081	30,519
*	Time Warner Telecom, Inc.	250,065	1,925,501
*	USA Mobility, Inc.	30,096	847,804
*	Wireless Facilities, Inc.	90,931	510,123
*	WQN, Inc.	4,800	7,392
*	Xeta Corp.	41,300	97,055
Total Telecommunication Services (Cost $19,939,727)			23,939,707
Utilities — (0.4%)
*	BayCorp Holdings, Ltd.	182	1,802
	Chesapeake Utilities Corp.	2,400	79,200
	Delta Natural Gas Co., Inc.	1,700	47,855
*	Dynegy, Inc.	128,850	561,786
	Empire District Electric Co.	1,400	33,250
	Energen Corp.	36,200	1,387,184
	New Jersey Resources Corp.	49,300	2,316,114
*	Reliant Energy, Inc.	11,700	146,250
	South Jersey Industries, Inc.	144,500	4,256,970

21

*	Southern Union Co.	79,591	1,959,543
	Total Utilities (Cost $7,250,917)		10,789,954
	Other — (0.0%)
*	ePresence, Inc. Escrow Shares	49,500	6,435
*	IMPATH Bankruptcy Liquidating Trust	49,705	218,205
*	Petrocorp, Inc. Escrow Shares	4,900	294
	Total Other (Cost $574,254)		224,934
	TOTAL COMMON STOCKS (Cost $1,730,550,358)		2,522,263,357
	RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/20	6	0
*	Del Global Technologies Corp. Warrants 03/28/08	131	210
* #	RCN Corp. Warrants 12/21/06	14	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	3,055	0
*	Virologic, Inc. Contingent Value Rights	1,779	507
	TOTAL RIGHTS/WARRANTS (Cost $641)		717
		Face Amount
		(000)
	BONDS — (0.0%)
*	Timco Aviation Services, Inc. Jr. Subordinated Note
	8.000%, 01/02/07	$2	0
	(Cost $0)
	TEMPORARY CASH INVESTMENTS — (3.3%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $69,240,000 U.S. Note 4.00%, 02/15/15, valued at $68,733,102) to be repurchased at $67,390,009 (Cost $67,383,383)	67,383	67,383,383
	Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $18,545,000 FHLMC Note 4.00%, 09/22/09, valued at $18,660,906) to be repurchased at $18,836,726 (Cost $18,835,000)	18,385	18,385,000
	TOTAL TEMPORARY CASH INVESTMENTS (Cost $85,768,383)		85,768,383
	TOTAL INVESTMENTS - (100.0%) (Cost $1,816,319,382) ††		$2,608,032,457

22

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $1,817,176,912.

23

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
COMMON STOCKS — (94.8%)
Information Technology — (19.4%)
*	3Com Corp.	61,800	$210,120
*	Acacia Research-Acacia Technologies	33,490	174,148
* #	Access Integrated Technologies, Inc.	8,300	110,805
*	Actel Corp.	34,064	468,721
*	ActivCard Corp.	53,889	255,973
*	Activision, Inc.	113,650	2,540,078
*	Actuate Corp.	72,574	170,549
	Acxiom Corp.	49,200	975,144
*	Adaptec, Inc.	121,744	404,190
*	ADDvantage Technologies Group, Inc.	2,600	9,711
*	ADE Corp.	1,000	21,820
*	Adept Technology, Inc.	560	4,648
	Adtran, Inc.	33,700	870,134
*	Advanced Digital Information Corp.	75,700	676,001
*	Advanced Energy Industries, Inc.	33,500	399,320
*	Advanced Power Technology, Inc.	14,800	108,928
*	Advent Software, Inc.	39,578	1,090,770
*	Aehr Test Systems	1,400	4,095
*	Aeroflex, Inc.	69,703	647,541
*	Aetrium, Inc.	12,122	36,972
*	Agile Software Corp.	66,100	438,904
	Agilysys, Inc.	26,100	468,495
*	Airspan Networks, Inc.	57,800	269,926
*	Akamai Technologies, Inc.	25,400	351,536
	Allen Organ Co. Class B	700	43,925
*	Alliance Semiconductor Corp.	50,243	134,651
*	Altiris, Inc.	26,800	349,740
	American Software, Inc. Class A	17,693	100,850
*	American Technical Ceramics Corp.	5,300	56,710
* #	Amkor Technology, Inc.	138,800	707,880
*	Amtech Systems, Inc.	1,200	6,204
*	Anadigics, Inc.	30,006	78,316
*	Analex Corp.	20,200	61,812
* #	Analysts International Corp.	34,400	125,904
*	Anaren, Inc.	29,822	412,140
* #	Andrew Corp.	93,517	1,078,251
*	Anixter International, Inc.	32,818	1,252,991
*	Ansoft Corp.	11,834	311,116
*	AnswerThink, Inc.	70,522	287,730
*	Ansys, Inc.	18,000	679,500
*	Anteon International Corp.	10,200	468,690
*	Applied Films Corp.	20,705	468,554
*	Applied Innovation, Inc.	13,300	55,860
*	Applied Micro Circuits Corp.	232,369	639,015
*	Applix, Inc.	3,800	25,422
*	Apropos Technology, Inc.	28,100	73,060
*	aQuantive, Inc.	62,300	1,125,138
*	Ariba, Inc.	27,758	164,883
*	Arris Group, Inc.	109,900	1,152,851
*	Aspect Communications Corp.	57,400	660,100
*	Aspen Technology, Inc.	49,400	247,988
*	Astea International, Inc.	100	704
	Astro-Med, Inc.	1,741	21,031
*	Asyst Technologies, Inc.	81,600	392,496
*	Atari, Inc.	122,178	155,166
*	Atmel Corp.	89,923	185,241
*	ATMI, Inc.	22,700	699,841
*	August Technology Corp.	22,500	270,450
*	Authentidate Holding Corp.	43,400	134,540
*	autobytel.com, Inc.	43,600	218,000
*	Avici Systems, Inc.	21,291	94,745
*	Avid Technology, Inc.	23,178	865,698

1

*	Avocent Corp.	38,090	1,269,159
*	Aware, Inc.	35,676	223,689
*	Axcelis Technologies, Inc.	79,800	470,820
*	Axesstel, Inc.	33,700	106,829
*	AXS-One, Inc.	10,000	15,500
*	AXT, Inc.	9,901	12,574
*	Bankrate, Inc.	11,000	261,140
*	BearingPoint, Inc.	148,700	1,216,366
	BEI Technologies, Inc.	10,800	376,812
	Bel Fuse, Inc. Class A	700	18,298
	Bel Fuse, Inc. Class B	8,304	267,140
	Belden CDT, Inc.	28,950	620,978
*	Bell Industries, Inc.	3,000	6,180
*	Bell Microproducts, Inc.	42,534	430,869
*	Benchmark Electronics, Inc.	37,300	1,085,803
*	BindView Development Corp.	49,460	161,734
*	Bitstream, Inc.	3,900	12,112
	Black Box Corp.	12,938	555,946
*	Blonder Tongue Laboratories, Inc.	1,300	2,912
*	Blue Coat Systems, Inc.	15,500	611,320
	Bogen Communications International, Inc.	5,100	25,373
* #	Bookham, Inc.	15,989	66,914
*	Borland Software Corp.	57,056	348,612
*	Bottomline Technologies, Inc.	22,381	344,220
*	Brightpoint, Inc.	24,025	688,557
* #	BroadVision, Inc.	10,360	8,702
*	Brocade Communications Systems, Inc.	163,026	650,474
*	Brooks Automation, Inc.	38,460	546,132
*	Brooktrout, Inc.	21,000	268,800
* #	Cabot Microelectronics Corp.	19,600	584,276
*	CACI International, Inc. Class A	17,700	1,108,728
*	CalAmp Corp.	37,100	307,559
*	California Micro Devices Corp.	29,395	211,350
*	Callidus Software, Inc.	4,335	15,173
*	CAM Commerce Solutions, Inc.	1,400	23,520
*	Captaris, Inc.	49,100	183,143
*	Captiva Software Corp.	14,100	267,618
*	Carreker Corp.	20,170	128,483
*	Carrier Access Corp.	48,100	286,195
*	Catalyst Semiconductor, Inc.	28,650	138,380
*	Catapult Communications Corp.	24,518	390,327
*	CCC Information Services Group, Inc.	13,800	353,556
*	C-COR, Inc.	63,692	477,053
	Celeritek, Inc.	100	29
* #	CellStar Corp.	32	35
*	Centillium Communications, Inc.	61,700	175,228
*	Centra Software, Inc.	24,500	47,775
*	Cenuco, Inc.	10,400	30,160
*	CEVA, Inc.	30,525	158,730
*	CheckFree Corp.	23,800	875,602
*	Checkpoint Systems, Inc.	41,400	904,590
*	Cherokee International Corp.	12,062	48,851
*	Chordiant Software, Inc.	54,642	134,419
*	Ciber, Inc.	87,951	689,536
*	Ciena Corp.	231,800	521,550
*	Ciprico, Inc.	700	2,835
*	Cirrus Logic, Inc.	102,293	808,115
*	Citrix Systems, Inc.	3,000	71,400
*	Clarus Corp.	22,400	171,920
*	ClearOne Communications, Inc.	900	3,105
*	CMGI, Inc.	57,810	97,699
*	CNET Networks, Inc.	65,500	876,390
	Cognex Corp.	25,000	743,750
*	Cognitronics Corp.	2,300	6,670
*	Coherent, Inc.	27,500	874,225
	Cohu, Inc.	20,200	493,284
*	Comarco, Inc.	5,800	45,646
* #	Commerce One, Inc.	1,966	231
*	CommScope, Inc.	49,300	921,910
	Communications Systems, Inc.	2,900	29,957
*	Computer Horizons Corp.	43,900	161,552
*	Computer Task Group, Inc.	23,700	92,193
*	Comtech Telecommunications Corp.	22,458	788,276
*	Concur Technologies, Inc.	21,300	252,405
*	Concurrent Computer Corp.	50,490	87,853

2

*	Conexant Systems, Inc.	1,422	2,446
* #	Convera Corp.	38,155	383,076
*	Corillian Corp.	47,134	153,186
*	Cosine Communications, Inc.	13,200	35,838
*	Covansys Corp.	40,400	646,400
*	Cray, Inc.	18,700	20,757
*	Credence Systems Corp.	80,064	710,168
* #	Cree, Inc.	49,000	1,256,360
*	CSG Systems International, Inc.	41,600	848,224
*	CSP, Inc.	1,400	9,968
	CTS Corp.	29,900	371,956
*	Cyberguard Corp.	48,901	405,878
*	Cyberoptics Corp.	14,935	205,506
*	Cybersource Corp.	39,400	269,496
*	Cymer, Inc.	32,400	1,085,400
*	Cypress Semiconductor Corp.	106,900	1,670,847
	Daktronics, Inc.	18,644	407,744
	Dataram Corp.	13,233	85,221
*	Datastream Systems, Inc.	8,300	59,553
*	Datawatch Corp.	532	1,995
*	Delphax Technologies, Inc.	5,000	13,300
*	Digi International, Inc.	35,300	374,533
*	Digimarc Corp.	24,681	163,388
*	Digital Angel Corp.	75,100	248,581
*	Digital Insight Corp.	43,700	1,181,648
*	Digital River, Inc.	15,100	573,498
*	Digital Theater Systems, Inc.	22,300	408,759
*	Digitas, Inc.	75,633	886,419
*	Diodes, Inc.	6,900	250,125
*	Ditech Communications Corp.	41,400	304,704
*	DocuCorp International, Inc.	16,747	113,377
*	Dot Hill Systems Corp.	73,400	429,390
*	DSP Group, Inc.	26,200	667,314
*	Dynamics Research Corp.	9,400	144,760
*	E.piphany, Inc.	99,346	415,266
*	EarthLink, Inc.	115,901	1,131,194
*	Echelon Corp.	49,651	421,040
*	eCollege.com, Inc.	33,361	418,681
* #	EDGAR Online, Inc.	28,900	67,915
*	Edgewater Technology, Inc.	8,267	45,055
*	EFJ, Inc.	20,300	173,565
*	eFunds Corp.	42,700	832,650
*	Electro Scientific Industries, Inc.	34,200	758,556
*	Electroglas, Inc.	35,996	136,065
*	Electronics for Imaging, Inc.	46,900	928,620
*	eLoyalty Corp.	2,400	15,336
*	Embarcadero Technologies, Inc.	24,557	145,623
*	EMCORE Corp.	75,065	386,585
*	EMS Technologies, Inc.	18,200	295,204
*	Emulex Corp.	54,200	1,168,010
* #	Endwave Corp.	7,300	226,446
*	Entegris, Inc.	134,386	1,407,021
*	Enterrasys Networks, Inc.	178	203
*	Entrust, Inc.	78,850	470,735
*	Epicor Software Corp.	23,900	318,826
*	EPIQ Systems, Inc.	26,885	493,609
*	ePlus, Inc.	14,670	190,710
*	Equinix, Inc.	16,900	658,593
*	ESS Technology, Inc.	59,300	226,526
*	Euronet Worldwide, Inc.	16,600	465,132
*	Evans & Sutherland Computer Corp.	4,800	25,368
*	Exar Corp.	54,993	858,441
*	Excel Technology, Inc.	17,023	423,702
*	Extreme Networks, Inc.	151,316	653,685
*	F5 Networks, Inc.	15,679	647,386
	Factset Research Systems, Inc.	18,800	658,000
	Fair Isaac Corp.	27,471	1,122,740
*	Fairchild Semiconductor Corp. Class A	13,900	234,215
* #	FalconStor Software, Inc.	34,400	215,344
*	Fargo Electronics	17,087	310,983
*	Faro Technologies, Inc.	13,500	278,910
*	FEI Co.	29,694	621,495
*	Filenet Corp.	30,500	810,385
*	Finisar Corp.	39,231	35,308
*	Flir Systems, Inc.	26,000	839,540

3

*	Forgent Networks, Inc.	21,542	31,667
*	FormFactor, Inc.	24,500	665,665
*	Forrester Research, Inc.	29,203	610,051
*	Foundry Networks, Inc.	113,100	1,323,270
	Frequency Electronics, Inc.	1,500	17,895
*	FSI International, Inc.	45,924	183,696
*	Gartner Group, Inc.	45,500	511,420
*	Gateway, Inc.	166,450	506,008
*	Genesis Microchip, Inc.	34,689	911,974
*	Gerber Scientific, Inc.	37,900	261,510
	Gevity HR, Inc.	20,700	461,610
*	Giga-Tronics, Inc.	200	900
*	Glenayre Technologies, Inc.	101,871	401,372
* #	Global e-Point, Inc.	18	85
*	Global Imaging Systems, Inc.	20,300	670,915
*	Globecomm Systems, Inc.	7,600	48,518
*	Globix Corp.	8,100	19,845
*	Glowpoint, Inc.	22,819	23,275
*	GoRemote Internet Communications, Inc.	5,173	8,535
*	GTSI Corp.	14,786	102,319
*	Harmonic, Inc.	83,900	495,010
*	Hauppauge Digital, Inc.	2,675	9,336
* #	HEI, Inc.	13,199	44,217
	Helix Technology Corp.	22,400	350,784
	Henry Jack & Associates, Inc.	19,100	373,978
*	Hewitt Associates, Inc. Class A	4,700	136,300
*	HI/FN, Inc.	15,200	104,880
*	HomeStore, Inc.	80,435	305,653
*	Hutchinson Technology, Inc.	22,300	588,720
*	Hypercom Corp.	72,100	457,835
*	Hyperion Solutions Corp.	22,070	957,176
*	I.D. Systems, Inc.	5,785	101,006
*	Ibis Technology Corp.	4,356	8,015
*	Identix, Inc.	107,621	530,572
*	iGATE Capital Corp.	75,919	286,215
* #	ImageWare Systems, Inc.	10,000	24,900
	Imation Corp.	18,800	791,668
*	Immersion Corp.	25,500	143,820
*	Indus International, Inc.	11,400	27,360
* #	Infocrossing, Inc.	29,601	262,265
*	InFocus Corp.	61,753	220,458
*	Informatica Corp.	86,563	988,549
	Inforte Corp.	19,100	79,265
*	InfoSpace, Inc.	28,000	698,880
	infoUSA, Inc.	58,164	625,263
*	Innodata Isogen, Inc.	36,800	99,360
*	Innovex, Inc.	27,200	121,584
	Integral Systems, Inc.	4,700	107,865
*	Integrated Circuit Systems, Inc.	34,600	728,676
*	Integrated Device Technology, Inc.	90,928	972,930
*	Integrated Silicon Solution, Inc.	52,593	465,974
* #	Intelli-Check, Inc.	10,500	43,785
*	Intelligent Systems Corp.	700	2,023
*	Intellisync Corp.	111,937	454,464
*	Interactive Intelligence, Inc.	15,392	92,506
*	Interdigital Communications Corp.	29,600	526,288
*	Intergraph Corp.	31,500	1,285,515
*	Interland, Inc.	13,610	34,706
*	Interlink Electronics, Inc.	22,850	175,260
*	Intermix Media, Inc.	34,900	414,263
*	Internet Commerce Corp.	1,100	2,442
*	Internet Security Systems, Inc.	41,200	936,064
*	Interphase Corp.	3,200	15,200
	Intersil Corp.	7,688	161,448
	Inter-Tel, Inc.	25,300	560,395
*	Intervideo, Inc.	15,100	151,151
*	Intervoice, Inc.	34,600	324,202
*	Interwoven, Inc.	52,862	422,896
*	Intest Corp.	5,400	18,576
*	Intevac, Inc.	28,684	374,900
*	Intrado, Inc.	29,400	441,000
* #	Intrusion, Inc.	1,600	4,720
*	Iomega Corp.	78,200	249,458
*	iPass, Inc.	33,900	189,162
* #	IPIX Corp.	4,300	16,899

4

*	I-Sector Corp.	4,600	21,850
*	Iteris, Inc.	25,300	82,225
*	Itron, Inc.	23,700	1,096,599
*	iVillage, Inc.	71,600	459,672
*	Ixia	53,300	957,268
*	IXYS Corp.	45,494	471,773
*	j2 Global Communications, Inc.	15,900	596,727
*	Jaco Electronics, Inc.	150	591
*	JDA Software Group, Inc.	40,500	573,075
*	Jupitermedia Corp.	29,800	497,660
*	Keane, Inc.	54,924	631,626
	Keithley Instruments, Inc.	10,600	153,170
*	Kemet Corp.	121,016	982,650
*	Key Tronic Corp.	800	4,000
*	Keynote Systems, Inc.	11,900	156,128
*	Kintera, Inc.	11,500	34,040
*	Komag, Inc.	33,304	1,111,021
*	Kopin Corp.	92,075	595,725
*	Kronos, Inc.	16,537	716,548
*	Kulicke & Soffa Industries, Inc.	59,100	494,076
	Landauer, Inc.	5,700	293,550
* #	LaserCard Corp.	15,434	147,858
*	Lattice Semiconductor Corp.	134,000	594,960
* #	Lawson Software, Inc.	135,200	876,096
*	LeCroy Corp.	20,500	303,605
* #	Lexar Media, Inc.	96,100	601,586
*	Lightbridge, Inc.	41,709	314,903
*	Lionbridge Technologies, Inc.	71,398	479,795
*	Littlefuse, Inc.	21,000	584,220
*	LogicVision, Inc.	26,700	67,551
*	Logility, Inc.	1,700	10,625
*	LoJack Corp.	16,700	352,203
	Lowrance Electronics, Inc.	3,500	80,500
*	LTX Corp.	68,499	291,806
*	Macromedia, Inc.	37,240	1,376,018
*	Macrovision Corp.	32,900	608,650
*	Magma Design Automation, Inc.	37,241	329,583
*	Management Network Group, Inc.	42,845	95,973
*	Manhattan Associates, Inc.	36,100	763,154
*	Manugistic Group, Inc.	88,488	168,127
*	Mapinfo Corp.	33,974	384,586
* #	Marchex, Inc. Class B	9,700	142,396
*	MatrixOne, Inc.	69,900	319,443
*	Mattson Technology, Inc.	70,078	665,741
	Maximus, Inc.	20,500	772,030
*	Maxtor Corp.	210,824	1,024,605
*	Maxwell Technologies, Inc.	19,900	278,202
*	McDATA Corp.	125,960	677,665
*	Mechanical Technology, Inc.	5,800	19,778
*	MedQuist, Inc.	30,859	402,710
*	MEMC Electronic Materials, Inc.	8,500	143,310
*	Mentor Graphics Corp.	68,500	584,305
*	Merix Corp.	30,378	186,521
	Mesa Laboratories, Inc.	4,800	59,040
*	MetaSolv, Inc.	51,055	153,165
	Methode Electronics, Inc.	25,600	315,392
*	Metrologic Instruments, Inc.	29,800	499,150
*	Micrel, Inc.	46,881	590,701
*	Micro Linear Corp.	16,500	78,870
*	Micromuse, Inc.	38,000	253,460
*	Micros Systems, Inc.	21,600	963,144
*	Microsemi Corp.	45,400	1,093,686
*	MicroStrategy, Inc.	6,200	477,400
*	Microtune, Inc.	78,300	479,979
* #	Midway Games, Inc.	47,600	714,476
* #	Mindspeed Technologies, Inc.	35,817	64,471
*	MIPS Technologies, Inc.	50,891	319,087
*	MIVA, Inc.	49,711	273,411
*	MKS Instruments, Inc.	45,381	805,967
*	Mobility Electronics, Inc.	34,300	375,585
*	Mobius Management Systems, Inc.	9,100	50,141
	Mocon, Inc.	1,500	14,055
*	Moldflow Corp.	18,400	285,936
*	Monolithic System Technology, Inc.	41,490	205,376
*	Motive, Inc.	10,400	66,768

5

*	MPS Group, Inc.	92,700	1,025,262
*	MRO Software, Inc.	34,400	580,328
*	MRV Communications, Inc.	161,045	343,026
*	MSC.Software Corp.	32,600	453,629
*	MSGI Security Solutions, Inc.	154	745
*	MTM Technologies, Inc.	1,200	4,176
	MTS Systems Corp.	16,100	663,642
*	Nanometrics, Inc.	22,000	262,460
* #	Napco Security Systems, Inc.	3,360	41,160
*	Neoforma, Inc.	32,835	246,919
*	NEON Systems, Inc.	4,800	13,920
*	Neoware Systems, Inc.	27,500	300,850
*	Net2Phone, Inc.	16,341	28,597
*	NETGEAR, Inc.	31,400	696,138
*	NetIQ Corp.	70,100	822,273
*	NetManage, Inc.	10,257	53,542
*	Netopia, Inc.	24,300	66,339
*	NetRatings, Inc.	49,700	651,070
*	NetScout Systems, Inc.	51,210	264,756
*	Network Engines, Inc.	19,000	28,310
*	Network Equipment Technologies, Inc.	40,600	201,376
*	Newport Corp.	57,038	760,887
*	NIC, Inc.	65,600	341,120
*	NMS Communications Corp.	77,402	255,427
*	Novatel Wireless, Inc.	28,500	343,995
*	Novell, Inc.	117,700	774,466
*	Nu Horizons Electronics Corp.	28,020	170,922
*	Nuance Communications, Inc.	25,700	142,892
*	NumereX Corp. Class A	1,100	5,940
*	NYFIX, Inc.	45,725	296,755
*	O.I. Corp.	1,000	11,150
* #	OmniVision Technologies, Inc.	43,800	642,108
*	ON Semiconductor Corp.	141,800	815,350
*	Online Resources Corp.	19,700	188,923
*	ONYX Software Corp.	22,400	87,360
*	Open Solutions, Inc.	19,400	438,052
*	Opent Technologies, Inc.	31,327	241,844
*	Openwave Systems, Inc.	41,600	715,936
*	Opsware, Inc.	94,900	438,438
*	OPTi, Inc.	2,700	4,455
*	Optical Cable Corp.	8,400	58,800
*	Optical Communication Products, Inc.	37,248	65,929
*	OSI Systems, Inc.	23,900	398,413
*	Overland Storage, Inc.	21,662	181,961
*	OYO Geospace Corp.	5,300	103,350
*	Packeteer, Inc.	31,900	377,058
* #	Palm, Inc.	44,900	1,534,682
* #	PalmSource, Inc.	23,439	232,515
*	Panavision, Inc.	700	2,835
*	PAR Technology Corp.	700	17,472
*	Paradyne Networks Corp.	45,503	129,684
*	Parametric Technology Corp.	52,100	315,726
	Park Electrochemical Corp.	16,800	405,720
* #	Parkervision, Inc.	25,413	128,844
*	Parlex Corp.	7,300	48,545
* #	Path 1 Network Technologies, Inc.	6,900	21,597
*	Paxar Corp.	38,231	719,125
*	PC Connection, Inc.	39,883	221,749
*	PC-Tel, Inc.	34,500	300,840
*	PDF Solutions, Inc.	31,799	498,926
*	Peerless Systems Corp.	15,100	81,842
*	Pegasus Solutions, Inc.	35,100	343,980
*	Pegasystems, Inc.	52,228	322,247
*	Pemstar, Inc.	800	848
*	Perceptron, Inc.	14,335	89,307
*	Perficient, Inc.	14,200	99,258
*	Performance Technologies, Inc.	16,250	108,713
*	Pericom Semiconductor Corp.	44,206	389,455
*	Perot Systems Corp.	97,000	1,396,800
*	Pervasive Software, Inc.	34,100	155,155
*	Phoenix Technologies, Ltd.	42,100	314,487
*	Photon Dynamics, Inc.	22,200	432,900
*	Photronics, Inc.	37,095	770,463
*	Pixelworks, Inc.	31,300	230,681
*	Planar Systems, Inc.	21,600	165,672

6

	Plantronics, Inc.	7,600	247,760
*	PLATO Learning, Inc.	36,958	262,402
*	Plexus Corp.	59,400	1,014,552
*	Plumtree Software, Inc.	17,900	97,734
*	PLX Technology, Inc.	43,900	415,294
*	PMC-Sierra, Inc.	66,500	563,920
*	Polycom, Inc.	71,600	1,275,196
*	Portal Software, Inc.	44,748	96,656
*	Power Integrations, Inc.	33,035	730,734
*	Powerwave Technologies, Inc.	93,761	982,615
*	Presstek, Inc.	36,100	448,723
	Printronix, Inc.	1,200	20,076
*	Private Business, Inc.	454	722
*	Progress Software Corp.	34,500	1,057,770
	QAD, Inc.	21,600	178,200
	Quality Systems, Inc.	8,200	533,000
*	Quantum Corp.	237,200	680,764
*	Quest Software, Inc.	87,000	1,179,720
*	QuickLogic Corp.	40,998	145,953
*	Quovadx, Inc.	36,499	103,657
*	Radiant Systems, Inc.	28,194	332,971
*	RadiSys Corp.	27,411	511,763
*	Raindance Communications, Inc.	72,406	167,258
*	Rambus, Inc.	51,800	543,900
*	Ramtron International Corp.	27,800	81,454
*	RealNetworks, Inc.	131,400	708,246
*	Red Hat, Inc.	62,800	892,388
*	Redback Networks, Inc.	73,536	664,765
*	Register.com, Inc.	30,001	228,608
*	REMEC, Inc.	41,853	251,118
	Renaissance Learning, Inc.	20,953	351,801
* #	Research Frontiers, Inc.	4,900	14,063
	Reynolds & Reynolds Co.	400	11,416
*	RF Micro Devices, Inc.	162,800	1,066,340
*	RF Monolithics, Inc.	11,900	75,446
	Richardson Electronics, Ltd.	11,700	91,260
*	Rimage Corp.	4,200	101,388
*	Rofin-Sinar Technologies, Inc.	20,800	751,920
*	Rogers Corp.	15,500	605,585
*	RSA Security, Inc.	59,900	787,086
*	Rudolph Technologies, Inc.	23,700	347,679
*	S1 Corp.	90,900	386,325
* #	Saba Software, Inc.	13,100	55,806
*	Safeguard Scientifics, Inc.	44,300	71,766
*	SafeNet, Inc.	22,350	715,200
*	Sandisk Corp.	83,000	3,222,890
*	Sapient Corp.	76,800	552,192
* #	SatCon Technology Corp.	14,000	28,000
*	SBE, Inc.	100	246
*	SBS Technologies, Inc.	24,500	236,670
*	ScanSoft, Inc.	122,588	604,359
*	ScanSource, Inc.	15,400	687,764
*	Scientific Learning Corp.	4,300	22,446
*	SCM Microsystems, Inc.	19,028	51,946
*	Seachange International, Inc.	36,850	225,522
*	Secure Computing Corp.	34,456	397,278
*	Segue Software, Inc.	4,000	25,400
*	Selectica, Inc.	38,991	123,991
*	Semitool, Inc.	40,446	326,399
*	Semtech Corp.	48,677	795,869
*	Serena Software, Inc.	31,400	592,832
*	SI International, Inc.	14,500	455,010
* #	Sigma Designs, Inc.	21,600	212,544
*	Sigmatel, Inc.	14,800	286,380
*	Silicon Image, Inc.	29,300	302,669
*	Silicon Laboratories, Inc.	21,800	676,454
*	Silicon Storage Technology, Inc.	60,800	295,488
*	SimpleTech, Inc.	72,826	346,652
*	Sipex Corp.	30,700	57,716
*	Sirenza Microdevices, Inc.	52,902	174,577
*	Skyworks Solutions, Inc.	106,100	799,994
*	SM&A	19,700	174,936
*	Somera Communications, Inc.	9,700	9,118
*	Sonic Solutions, Inc.	23,600	466,336
*	SonicWALL, Inc.	87,455	522,106

7

*	Sonus Networks, Inc.	76,530	360,456
	SpectraLink Corp.	14,600	188,194
*	Spectrum Control, Inc.	5,700	40,470
*	SPSS, Inc.	14,650	319,370
*	SRA International, Inc.	15,234	511,405
*	SRS Labs, Inc.	22,600	132,888
	SS&C Technologies, Inc.	17,700	645,873
*	Staktek Holdings, Inc.	62,736	207,656
*	Standard Microsystems Corp.	27,700	721,585
	StarTek, Inc.	3,500	46,935
*	SteelCloud, Inc.	2,200	5,104
*	Stellent, Inc.	46,466	374,981
*	Storage Technology Corp.	2,400	88,680
*	Stratasys, Inc.	10,700	303,131
*	Stratex Networks, Inc.	71,941	176,255
*	Stratos International, Inc.	19,009	104,740
*	SumTotal Systems, Inc.	27,584	112,543
* #	Sunair Electronics, Inc.	300	3,159
	Sunrise Telecom, Inc.	5,080	11,603
*	Superior Essex, Inc.	22,648	426,688
*	Supertex, Inc.	22,212	644,148
*	SupportSoft, Inc.	73,009	353,364
*	Sybase, Inc.	61,300	1,368,829
*	Sycamore Networks, Inc.	208,100	778,294
*	Sykes Enterprises, Inc.	53,785	572,810
*	Symmetricom, Inc.	62,875	545,755
*	Synaptics, Inc.	24,400	402,600
*	SYNNEX Corp.	14,400	238,896
*	Synplicity, Inc.	34,660	275,547
	Syntel, Inc.	20,300	380,625
*	Take-Two Interactive Software, Inc.	38,000	904,400
	TALX Corp.	16,164	576,408
* #	Taser International, Inc.	14,600	126,290
	Technitrol, Inc.	43,800	642,546
*	TechTeam Global, Inc.	11,200	137,984
*	Tekelec	52,700	1,038,717
	Tektronix, Inc.	883	22,313
* #	TeleCommunication Systems, Inc.	51,600	132,612
* #	Telkonet, Inc.	44,800	170,688
*	Telular Corp.	19,043	71,411
*	Terayon Communication Systems, Inc.	96,000	317,760
*	Terremark Worldwide, Inc.	22,200	110,778
*	Tessco Technologies, Inc.	1,200	15,600
*	Tessera Technologies, Inc.	2,300	76,314
*	Therma-Wave, Inc.	12,859	22,632
*	TheStreet.com, Inc.	34,200	147,060
*	THQ, Inc.	33,950	1,141,060
*	TIBCO Software, Inc.	184,100	1,406,524
*	Tier Technologies, Inc. Class B	31,801	276,669
*	TII Network Technologies, Inc.	1,800	2,754
*	Tollgrade Communications, Inc.	18,600	204,600
*	Track Data Corp.	10,635	29,353
*	Transact Technologies, Inc.	2,550	18,207
*	Transaction Systems Architects, Inc.	20,700	554,346
*	Transcat, Inc.	300	1,272
* #	Travelzoo, Inc.	9,800	226,674
*	Trident Microsystems, Inc.	27,750	974,580
*	Trimble Navigation, Ltd.	28,100	1,026,212
*	Triquint Semiconductor, Inc.	164,233	633,939
	Troy Group, Inc.	6,957	18,436
	TSR, Inc.	1,000	5,420
*	TTM Technologies, Inc.	55,340	428,332
*	Tumbleweed Communications Corp.	69,631	229,782
*	Tut Systems, Inc.	34,160	109,312
*	Tyler Technologies, Inc.	59,100	479,892
*	Ulticom, Inc.	58,993	627,686
*	Ultimate Software Group, Inc.	16,200	295,650
*	Ultra Clean Holdings, Inc.	900	5,400
*	Ultratech, Inc.	30,600	467,568
	United Online, Inc.	55,341	721,093
* #	Universal Display Corp.	32,928	431,028
*	Unova, Inc.	55,900	1,621,659
* #	UTStarcom, Inc.	79,952	615,630
* #	VA Software Corp.	15,922	25,316
*	ValueClick, Inc.	77,258	1,115,606

8

*	Varian Semiconductor Equipment Associates, Inc.	31,000	1,404,610
*	Veeco Instruments, Inc.	39,975	734,341
*	VendingData Corp.	7,700	11,781
*	Verilink Corp.	8,328	9,244
*	Verint Systems, Inc.	16,500	629,310
*	Verity, Inc.	48,790	488,876
*	Viasat, Inc.	35,800	849,892
*	Vicon Industries, Inc.	2,000	5,600
	Video Display Corp.	2,680	34,840
*	Viewpoint Corp.	25,456	37,420
*	Vignette Corp.	8,600	130,634
*	Viisage Technology, Inc.	55,321	238,987
*	Virage Logic Corp.	32,000	246,400
*	Vishay Intertechnology, Inc.	52,894	682,333
*	Visual Networks, Inc.	17,700	23,895
*	Vitesse Semiconductor, Inc.	193,700	424,203
*	Vitria Technology, Inc.	56,014	191,568
* #	Vyyo, Inc.	25,191	119,405
*	WatchGuard Technologies, Inc.	54,028	237,723
*	WebEx Communications, Inc.	26,100	672,858
*	webMethods, Inc.	72,691	495,026
*	Websense, Inc.	13,400	668,526
*	WebSideStory, Inc.	6,300	104,832
*	Westell Technologies, Inc.	51,800	193,214
*	Western Digital Corp.	54,700	757,595
*	White Electronics Designs Corp.	36,981	192,301
*	Wind River Systems, Inc.	72,187	948,537
	Wireless Telecom Group, Inc.	9,400	27,072
*	Witness Systems, Inc.	28,400	514,040
*	WJ Communications, Inc.	47,980	58,536
	Woodhead Industries, Inc.	5,700	75,639
	X-Rite, Inc.	18,500	232,915
* #	Zhone Technologies, Inc.	116,554	308,868
* #	Zix Corp.	26,173	63,077
*	Zomax, Inc.	44,542	146,989
*	Zoran Corp.	59,333	935,088
*	Zygo Corp.	29,780	367,783
Total Information Technology			238,616,514
(Cost $175,600,505)

Consumer Discretionary — (18.2%)
* #	1-800 CONTACTS, Inc.	16,067	286,314
*	1-800-FLOWERS.COM, Inc.	34,600	240,470
*	4Kids Entertainment, Inc.	18,900	325,458
*	99 Cents Only Stores	57,666	608,376
*	A.C. Moore Arts & Crafts, Inc.	22,940	522,114
	Aaron Rents, Inc.	24,300	538,245
	Aaron Rents, Inc. Class A	4,275	86,184
*	Acme Communications, Inc.	23,400	90,090
	Acme United Corp.	1,100	18,084
	Action Performance Companies, Inc.	13,500	170,910
*	Advanced Marketing Services, Inc.	13,580	69,258
	Advo, Inc.	11,750	384,695
*	Aeropostale, Inc.	9,950	254,123
	AFC Enterprises, Inc.	34,600	459,142
*	Aftermarket Technology Corp.	29,492	507,262
*	Alderwoods Group, Inc.	5,600	90,104
	Aldila, Inc.	3,400	84,558
* #	Alliance Gaming Corp.	56,800	681,600
*	Alloy, Inc.	39,013	197,406
	Ambassadors Group, Inc.	6,493	302,704
	American Axle & Manufacturing Holdings, Inc.	21,500	558,140
	American Eagle Outfitters, Inc.	60,600	1,734,978
	American Greetings Corp. Class A	41,900	1,063,841
*	America’s Car-Mart, Inc.	17,900	366,413
	Ameristar Casinos, Inc.	27,000	620,190
*	AMS Health Sciences, Inc.	8,900	24,920
	Andersons, Inc.	900	27,054
*	AnnTaylor Stores Corp.	55,475	1,420,160
	Applebees International, Inc.	42,525	940,228
*	Applica, Inc.	39,200	79,184
	Arbitron, Inc.	9,900	415,800
	Arctic Cat, Inc.	12,598	271,739
*	Argosy Gaming Corp.	20,500	956,530
	Ark Restaurants Corp.	700	21,021

9

	ArvinMeritor, Inc.	22,800	422,940
*	Asbury Automotive Group, Inc.	61,700	1,052,602
*	Ashworth, Inc.	23,300	192,225
*	Audiovox Corp. Class A	25,366	458,617
*	Avatar Holdings, Inc.	2,300	123,602
*	Aztar Corp.	31,400	1,048,760
*	Ballantyne of Omaha, Inc.	2,800	12,460
*	Bally Total Fitness Holding Corp.	56,400	202,476
	Bandag, Inc.	4,800	207,840
*	Barry (R.G.) Corp.	8,800	55,000
	Bassett Furniture Industries, Inc.	6,400	121,344
*	Beasley Broadcast Group, Inc.	8,500	123,930
	Beazer Homes USA, Inc.	29,165	1,821,063
	Bebe Stores, Inc.	68,887	1,620,222
*	Benihana, Inc.	1,500	28,905
*	Benihana, Inc. Class A	225	4,318
*	Big Dog Holdings, Inc.	2,600	18,200
*	Big Lots, Inc.	94,100	1,111,321
*	BJ’s Restaurants, Inc.	20,703	440,767
	Blair Corp.	1,873	74,920
	Blockbuster, Inc. Class A	81,300	534,141
	Blockbuster, Inc. Class B	32,400	204,120
*	Blount International, Inc.	28,500	513,000
*	Bluegreen Corp.	42,400	747,936
	Blyth, Inc.	22,200	551,670
	Bob Evans Farms, Inc.	21,900	529,761
*	Bombay Co., Inc.	61,400	292,264
	Bon-Ton Stores, Inc.	12,500	253,375
	Books-A-Million, Inc.	18,300	188,124
	BorgWarner, Inc.	12,500	730,750
	Boyd Gaming Corp.	29,100	1,354,023
*	Boyds Collection, Ltd.	69,783	66,294
*	Bright Horizons Family Solutions, Inc.	4,000	157,280
* #	Brillian Corp.	9,171	27,880
*	Brookstone, Inc.	25,000	493,500
	Brown Shoe Company, Inc.	13,400	479,720
*	Buca, Inc.	26,127	143,698
	Buckle, Inc.	22,200	871,572
	Building Materials Holding Corp.	11,500	1,075,020
	Burlington Coat Factory Warehouse Corp.	26,825	1,029,007
*	Cache, Inc.	23,800	407,218
	Cadmus Communications Corp.	2,700	54,810
*	California Coastal Communities, Inc.	4,200	154,560
*	California Pizza Kitchen, Inc.	23,200	686,488
	Callaway Golf Co.	24,900	371,259
*	Capital Pacific Holdings, Inc.	6,700	45,727
* #	Career Education Corp.	30,470	1,194,424
*	CarMax, Inc.	12,800	407,808
	Carmike Cinemas, Inc.	10,900	325,910
*	Carriage Services, Inc.	29,500	184,375
*	Carter’s, Inc.	7,700	418,957
*	Casual Male Retail Group, Inc.	48,600	345,546
	Catalina Marketing Corp.	23,300	557,802
	Cato Corp. Class A	24,950	484,030
*	Cavalier Homes, Inc.	29,900	177,008
*	Cavco Industries, Inc.	7,400	248,122
	CBRL Group, Inc.	22,100	799,136
*	CEC Entertainment, Inc.	23,800	816,102
*	Champion Enterprises, Inc.	37,900	505,207
*	Championship Auto Racing Teams, Inc.	3,600	720
*	Champps Entertainment, Inc.	21,349	165,882
#	Charles and Colvard, Ltd.	19,320	370,558
*	Charlotte Russe Holding, Inc.	30,300	416,019
*	Charming Shoppes, Inc.	106,000	1,280,480
*	Checkers Drive-In Restaurants, Inc.	18,700	273,581
*	Cheesecake Factory, Inc.	16,875	534,431
	Cherokee, Inc.	3,100	103,354
*	Chicos FAS, Inc.	80,900	2,808,039
	Choice Hotels International, Inc.	25,700	1,577,723
	Christopher & Banks Corp.	24,734	397,475
*	Chromcraft Revington, Inc.	4,000	57,400
	Churchill Downs, Inc.	6,500	255,385
*	Citadel Broadcasting Co.	23,400	315,900
	CKE Restaurants, Inc.	47,126	551,374
	Claire’s Stores, Inc.	35,500	833,540

10

	Coachmen Industries, Inc.	9,800	132,006
*	Coastcast Corp.	2,000	4,820
*	Cobra Electronics Corp.	3,100	25,947
*	Coldwater Creek, Inc.	30,880	946,472
	Collegiate Pacific, Inc.	6,000	73,680
*	Columbia Sportswear Co.	11,350	526,640
*	Concord Camera Corp.	4,689	6,565
*	Conn’s, Inc.	16,100	402,983
	Cooper Tire & Rubber Co.	29,300	495,170
*	Corinthian Colleges, Inc.	54,400	689,792
*	Cost Plus, Inc.	29,950	644,224
	Courier Corp.	16,200	597,942
*	Cox Radio, Inc.	31,300	484,837
	Craftmade International, Inc.	3,900	71,019
*	Crown Media Holdings, Inc.	31,973	350,744
*	CSK Auto Corp.	34,500	577,875
	CSS Industries, Inc.	6,900	249,090
*	Culp, Inc.	17,400	80,040
*	Cumulus Media, Inc. Class A	48,500	619,345
	Cutter & Buck, Inc.	13,100	180,780
*	Cycle Country Accessories Corp.	7,900	24,411
*	Dave & Busters, Inc.	7,700	109,725
	Deb Shops, Inc.	5,200	125,944
* #	Deckers Outdoor Corp.	4,300	100,190
	Delta Apparel, Inc.	2,780	43,090
*	Department 56, Inc.	21,600	280,584
*	Design Within Reach, Inc.	5,500	63,360
*	DeVry, Inc.	51,900	958,593
*	Diedrich Coffee, Inc.	1,500	10,050
*	Digital Generation Systems, Inc.	2,543	1,653
	Dillards, Inc. Class A	22,000	495,220
*	Dixie Group, Inc.	19,850	335,862
* #	Dominion Homes, Inc.	11,200	195,216
	Dover Downs Gaming & Entertainment, Inc.	5,900	78,588
	Dover Motorsports, Inc.	10,000	69,700
*	Drew Industries, Inc.	11,000	493,350
*	drugstore.com, Inc.	117,555	469,044
*	Duckwall-ALCO Stores, Inc.	1,500	34,725
*	Dura Automotive Systems, Inc.	31,179	143,112
*	E Com Ventures, Inc.	125	1,850
*	eCost.com, Inc.	17,562	38,461
*	Education Management Corp.	23,300	789,171
*	Electronics Boutique Holdings Corp.	17,200	1,102,520
*	ELXSI Corp.	1,000	3,975
*	EMAK Worldwide, Inc.	2,800	25,480
*	Emerson Radio Corp.	44,300	152,835
*	Emmis Communications Corp. Class A	37,100	888,916
*	Enesco Group, Inc.	20,800	34,736
*	Entercom Communications Corp.	14,500	485,025
*	Entravision Communications Corp.	56,100	456,654
	Escalade, Inc.	2,400	31,200
	Ethan Allen Interiors, Inc.	21,700	699,174
*	Expedia, Inc.	15,835	352,487
*	Fab Industries, Inc.	1,000	2,500
*	Fairchild Corp. Class A	37,300	90,639
*	Famous Dave’s of America, Inc.	17,700	214,170
	Finish Line, Inc. Class A	33,400	481,628
*	Finlay Enterprises, Inc.	9,700	116,303
*	Fleetwood Enterprises, Inc.	64,900	656,139
	Flexsteel Industries, Inc.	1,200	17,404
* #	Footstar, Inc.	12,300	69,495
*	Fossil, Inc.	36,225	796,588
*	Fox & Hound Restaurant Group	16,589	195,584
*	Franklin Covey Co.	3,100	21,700
*	Franklin Electronic Publishers, Inc.	1,300	6,539
	Fred’s, Inc.	34,287	480,361
*	Friedmans, Inc. Class A	5,800	681
*	Friendly Ice Cream Corp.	2,000	22,800
	Frisch’s Restaurants, Inc.	1,100	27,016
	Furniture Brands International, Inc.	22,800	435,708
*	Gaiam, Inc.	6,300	68,040
* #	GameStop Corp.	17,100	577,125
	GameTech International, Inc.	7,200	19,872
*	Gaming Partners International Corp.	3,600	68,652
* #	Gander Mountain Co.	19,179	173,954

11

*	Gaylord Entertainment Co.	33,250	1,416,450
*	Genesco, Inc.	25,900	1,028,489
	Gentek, Inc.	16,875	239,962
*	Getty Images, Inc.	19,200	1,643,328
*	G-III Apparel Group, Ltd.	1,700	17,459
*	Goodyear Tire & Rubber Co.	124,000	2,083,200
	Goody’s Family Clothing, Inc.	31,708	219,736
	Gray Television, Inc.	34,380	422,874
	Gray Television, Inc. Class A	200	2,276
*	Group 1 Automotive, Inc.	29,900	885,040
*	GSI Commerce, Inc.	33,790	608,558
	Gtech Holdings, Inc.	67,600	1,932,008
*	Guess, Inc.	46,200	999,306
*	Guitar Center, Inc.	14,100	809,340
*	Gymboree Corp.	42,500	653,225
	Haggar Corp.	2,000	46,280
*	Ha-Lo Industries, Inc.	16,600	12
*	Hammons (John Q.) Hotels, Inc. Class A	1,600	38,224
*	Hampshire Group, Ltd.	2,000	49,240
	Hancock Fabrics, Inc.	11,100	63,270
	Handleman Co.	27,170	380,108
*	Harris Interactive, Inc.	79,660	334,572
*	Hartmarx Corp.	50,300	446,664
*	Hastings Entertainment, Inc.	6,500	39,000
	Haverty Furniture Co., Inc.	10,400	129,584
*	Hayes Lemmerz International, Inc.	39,700	262,020
*	Hibbett Sporting Goods, Inc.	21,012	706,844
	Hollinger International, Inc. Class A	30,100	305,816
*	Hollywood Media Corp.	49,813	211,207
*	Home Solutions of America, Inc.	1,000	2,880
*	Hot Topic, Inc.	24,725	383,237
*	Hovnanian Enterprises, Inc. Class A	15,900	956,385
*	IAC/InterActiveCorp	15,835	388,749
*	Iconix Brand Group, Inc.	29,291	281,779
	IHOP Corp.	11,400	457,824
	ILX Resorts, Inc.	300	2,715
*	Image Entertainment, Inc.	32,200	86,940
*	IMPCO Technologies, Inc.	45,700	301,163
*	Infosonics Corp.	1,800	7,200
*	Insight Communications Co., Inc.	53,921	626,562
*	Insight Enterprises, Inc.	42,900	807,807
	Interactive Data Corp.	45,600	1,043,784
*	Interface, Inc. Class A	62,750	636,912
*	Interstate Hotels & Resorts, Inc.	31,700	158,817
*	INVESTools, Inc.	48,500	201,275
*	Isle of Capri Casinos, Inc.	29,300	644,307
*	ITT Educational Services, Inc.	20,600	1,047,304
*	J. Alexander’s Corp.	5,100	42,789
*	J. Jill Group, Inc.	27,550	488,186
*	Jack in the Box, Inc.	31,100	1,096,897
*	Jackson Hewitt Tax Service, Inc.	3,000	76,770
*	Jakks Pacific, Inc.	36,800	611,248
*	Jameson Inns, Inc.	40,500	96,795
*	Jarden Corp.	22,950	910,885
*	Jo-Ann Stores, Inc.	28,100	604,150
*	Johnson Outdoors, Inc.	2,900	48,662
* #	Jos. A. Bank Clothiers, Inc.	12,287	485,951
*	Journal Register Co.	31,200	585,000
*	K2, Inc.	66,847	832,245
	KB Home	21,200	1,572,192
	Kellwood Co.	13,413	328,350
	Kenneth Cole Productions, Inc. Class A	8,850	253,552
*	Keystone Automotive Industries, Inc.	21,471	648,854
	Kimball International, Inc. Class B	19,000	240,160
*	Kirkland’s, Inc.	27,430	256,470
	Koss Corp.	1,000	17,200
*	Krispy Kreme Doughnuts, Inc.	87,750	609,862
	K-Swiss, Inc. Class A	18,000	551,520
*	La Quinta Corp.	138,800	1,172,860
*	LaCrosse Footwear, Inc.	2,500	31,725
*	Lakeland Industries, Inc.	799	12,400
*	Lakes Entertainment, Inc.	27,200	338,980
*	Lamar Advertising Co.	183	7,360
	Landry’s Restaurants, Inc.	15,050	439,911
*	Laureate Education, Inc.	25,100	1,050,435

12

*	Lazare Kaplan International, Inc.	200	1,860
#	La-Z-Boy, Inc.	22,116	318,249
*	Learning Care Group, Inc.	1,500	9,180
	Levitt Corp. Class A	18,837	469,230
	Libbey, Inc.	6,800	119,748
	Liberty Corp.	9,200	441,508
	Liberty Homes, Inc. Class B	100	542
	Lifetime Brands, Inc.	16,214	358,492
*	Lin TV Corp.	24,000	362,640
*	Linens ‘n Things, Inc.	40,000	944,000
	Lithia Motors, Inc. Class A	12,800	380,032
*	LKG Corp.	20,000	625,600
*	Lodgenet Entertainment Corp.	14,300	215,930
*	Lodgian, Inc.	9,100	95,277
	Lone Star Steakhouse & Saloon, Inc.	17,300	456,547
*	Luby’s, Inc.	36,600	480,924
	M/I Homes, Inc.	10,300	580,405
* #	Magna Entertainment Corp.	7,100	46,860
*	Main Street Restaurant Group, Inc.	28,200	158,766
* #	Manning (Greg) Auctions, Inc.	25,500	381,225
	Marine Products Corp.	10,035	120,922
*	MarineMax, Inc.	23,900	678,999
* #	Martha Stewart Living Omnimedia, Inc.	19,000	613,700
*	Marvel Enterprises, Inc.	39,600	762,300
	Matthews International Corp. Class A	16,100	644,000
*	Max & Erma’s Restaurants, Inc.	300	4,275
	Maytag Corp.	1,800	34,020
	McRae Industries, Inc. Class A	1,300	16,120
	MDC Holdings, Inc.	20,493	1,565,255
*	Meade Instruments Corp.	33,200	80,344
	Media General, Inc. Class A	10,500	690,795
*	Mediacom Communications Corp.	71,400	521,220
*	Meritage Homes Corp.	17,600	1,377,904
	Meritage Hospitality Group, Inc.	1,000	4,975
*	Mestek, Inc.	3,700	44,030
*	Mexican Restaurants, Inc.	500	4,875
	Michaels Stores, Inc.	41,100	1,491,930
*	Midas, Inc.	17,600	371,360
*	Mikohn Gaming Corp.	19,200	220,800
*	Mity Enterprises, Inc.	2,400	41,208
	Modine Manufacturing Co.	17,700	622,332
	Monaco Coach Corp.	27,750	426,517
*	Monarch Casino & Resort, Inc.	5,000	94,950
	Monro Muffler Brake, Inc.	5,250	156,607
*	Mossimo, Inc.	2,300	11,201
*	Mothers Work, Inc.	5,700	71,250
	Movado Group, Inc.	15,400	300,146
	Movie Gallery, Inc.	26,100	469,539
*	MTR Gaming Group, Inc.	38,800	358,512
* #	Multimedia Games, Inc.	38,233	385,771
*	Nathan’s Famous, Inc.	3,100	28,210
	National Presto Industries, Inc.	2,200	98,098
*	National RV Holdings, Inc.	16,200	97,362
	Nautilus Group, Inc.	22,150	569,919
* #	Navarre Corp.	43,900	312,129
*	Navigant International, Inc.	22,420	270,161
	Nelson (Thomas), Inc.	11,500	236,210
* #	Netflix, Inc.	44,700	963,732
*	Nevada Gold & Casinos, Inc.	16,300	175,877
*	New Frontier Media, Inc.	22,400	162,624
*	Nobel Learning Communities, Inc.	3,200	30,144
	Nobility Homes, Inc.	1,900	52,060
	Noble International, Ltd.	5,900	138,001
*	NTN Communications, Inc.	28,200	45,120
*	Nutri/System, Inc.	28,000	613,480
	Oakley, Inc.	73,900	1,292,511
*	O’Charleys, Inc.	29,300	480,227
* #	Oneida, Ltd.	11,800	23,600
*	Opinion Research Corp.	4,800	36,480
*	O’Reilly Automotive, Inc.	18,400	507,288
	Orleans Homebuilders, Inc.	25,400	575,818
* #	Overstock.com, Inc.	11,000	443,740
	Oxford Industries, Inc.	12,600	587,790
*	P & F Industries, Inc. Class A	1,200	17,604
* #	P.F. Chang’s China Bistro, Inc.	10,400	532,272

13

*	Pacific Sunwear of California, Inc.	40,725	972,513
* #	Palm Harbor Homes, Inc.	31,058	573,641
*	Panera Bread Co.	10,600	590,844
*	Pantry, Inc.	22,300	800,347
*	Papa John’s International, Inc.	14,600	698,172
*	Party City Corp.	29,200	379,892
*	Payless ShoeSource, Inc.	62,300	1,155,042
*	PC Mall, Inc.	17,500	94,150
* #	Pegasus Communications Corp.	12,000	40,200
*	Penn National Gaming, Inc.	39,600	1,349,568
*	Perry Ellis International, Inc.	16,100	422,625
*	PetMed Express, Inc.	23,964	250,424
	PETsMART, Inc.	33,700	868,449
	Phillips-Van Heusen Corp.	27,900	934,371
*	Phoenix Footwear Group, Inc.	5,800	37,758
	Pier 1 Imports, Inc.	47,600	592,620
*	Pinnacle Entertainment, Inc.	46,800	933,192
*	Playboy Enterprises, Inc. Class A	2,400	29,088
*	Playboy Enterprises, Inc. Class B	34,600	469,176
	Polaris Industries, Inc.	10,600	558,408
*	Pomeroy IT Solutions, Inc.	20,500	264,655
#	Pre-Paid Legal Services, Inc.	10,800	437,292
*	Priceline.com, Inc.	21,784	468,138
*	PRIMEDIA, Inc.	90,074	374,708
*	Princeton Review, Inc.	22,566	135,847
*	Proliance International, Inc.	11,923	67,603
*	ProQuest Co.	21,500	773,355
*	Provide Commerce, Inc.	11,300	288,376
*	QEP Co., Inc.	200	2,310
*	Quaker Fabric Corp.	16,041	51,652
*	Quantum Fuel Systems Technologies Worldwide, Inc.	72,700	338,782
*	Quiksilver, Inc.	67,000	1,021,750
*	R&B, Inc.	7,400	82,140
*	R.H. Donnelley Corp.	11,100	713,619
*	Radio One, Inc. Class A	17,000	239,360
*	Radio One, Inc. Class D	56,450	789,171
*	Rare Hospitality International, Inc.	30,250	808,885
	Raytech Corp.	20,560	26,317
*	RC2 Corp.	24,100	936,285
	Reader’s Digest Association, Inc.	24,500	398,370
*	Reading International, Inc. Class A	560	4,368
*	Reading International, Inc. Class B	1,540	11,704
*	Red Robin Gourmet Burgers, Inc.	3,400	163,472
*	RedEnvelope, Inc.	9,500	95,950
	Reebok International, Ltd.	25,000	1,407,500
*	Regent Communications, Inc.	71,386	402,617
	Regis Corp.	25,600	1,048,320
*	Rent-A-Center, Inc.	20,250	409,050
*	Rentrak Corp.	15,900	148,665
*	Rent-Way, Inc.	39,900	295,260
*	Restoration Hardware, Inc.	53,000	378,420
* #	Retail Ventures, Inc.	52,400	598,408
*	Rex Stores Corp.	18,725	288,552
*	Riviera Holdings Corp.	3,300	85,569
*	Rockford Corp.	3,040	10,336
*	Rocky Shoes & Boots, Inc.	1,500	45,193
*	Rubio’s Restaurants, Inc.	15,548	146,773
	Ruby Tuesday, Inc.	39,300	868,530
	Russ Berrie & Co., Inc.	17,000	284,750
	Russell Corp.	24,900	452,931
*	Ryan’s Restaurant Group, Inc.	55,450	710,314
	Ryland Group, Inc.	30,956	2,239,976
*	S&K Famous Brands, Inc.	900	16,897
*	Safety Components International, Inc.	14	191
*	Saga Communications, Inc. Class A	25,075	364,089
	Saks, Inc.	36,600	794,586
*	Salem Communications Corp.	27,600	511,980
* #	Salton, Inc.	100	380
	Saucony, Inc. Class A	300	6,885
	Saucony, Inc. Class B	1,500	34,296
	Sauer-Danfoss, Inc.	16,000	299,200
*	Schieb (Earl), Inc.	100	385
*	Scholastic Corp.	32,679	1,191,803
*	Scientific Games Corp.	39,246	1,182,874
	SCP Pool Corp.	30,837	1,128,634

14

*	Select Comfort Corp.	13,600	262,888
	Service Corp. International	205,700	1,746,393
*	Sharper Image Corp.	24,150	324,576
*	Shiloh Industries, Inc.	25,398	339,317
*	Shoe Carnival, Inc.	18,934	309,760
*	Shoe Pavilion, Inc.	600	2,874
*	ShopKo Stores, Inc.	35,700	887,859
* #	Shuffle Master, Inc.	19,575	478,609
	Sinclair Broadcast Group, Inc. Class A	22,200	208,458
* #	Six Flags, Inc.	130,900	935,935
*	Skechers U.S.A., Inc. Class A	30,768	513,826
	Skyline Corp.	3,800	149,606
* #	Smith & Wesson Holding Corp.	34,700	182,175
*	Smith & Wollensky Restaurant Group, Inc.	7,100	44,730
	Sonesta International Hotels Corp. Class A	800	22,484
	Sonic Automotive, Inc.	18,400	431,480
*	Sonic Corp.	29,362	898,184
*	Sotheby’s Holdings, Inc. Class A	19,400	337,366
*	Source Interlink Companies, Inc.	36,824	452,935
*	Southern Energy Homes, Inc.	5,200	31,980
*	Spanish Broadcasting System, Inc.	48,012	370,653
*	SPAR Group, Inc.	2,372	4,531
	Spartan Motors, Inc.	11,000	124,300
	Speedway Motorsports, Inc.	24,200	910,404
*	Sport Chalet, Inc.	2,300	39,330
*	Sport-Haley, Inc.	600	2,106
*	Sportsman’s Guide, Inc.	9,075	228,055
*	Stage Stores, Inc.	26,109	726,091
*	Stamps.com, Inc.	24,625	427,244
	Standard Motor Products, Inc.	15,300	158,355
	Standard Pacific Corp.	29,800	1,309,114
	Stanley Furniture, Inc.	7,800	209,118
	Station Casinos, Inc.	26,350	1,760,707
*	Steak n Shake Co.	35,982	703,808
	Stein Mart, Inc.	39,114	956,728
*	Steinway Musical Instruments, Inc.	12,700	351,155
*	Steven Madden, Ltd.	20,600	483,070
	Stewart Enterprises, Inc.	112,300	779,362
*	Stoneridge, Inc.	30,100	289,261
*	Strattec Security Corp.	3,400	175,848
	Strayer Education, Inc.	7,700	777,084
	Stride Rite Corp.	34,400	443,760
	Sturm Ruger & Co., Inc.	16,600	158,198
*	Sunterra Corp.	20,802	263,145
	Superior Industries International, Inc.	16,600	369,350
	Superior Uniform Group, Inc.	700	8,995
	Syms Corp.	16,800	249,144
*	Systemax, Inc.	50,900	354,773
*	Tag-It Pacific, Inc.	24,300	21,870
	Talbots, Inc.	27,400	841,180
	Tandy Brand Accessories, Inc.	2,500	27,425
*	Tandy Leather Factory, Inc.	4,500	22,950
*	Tarrant Apparel Group	35,417	123,251
*	TBC Corp.	29,700	791,505
	Technical Olympic USA, Inc.	34,541	1,007,216
*	Tenneco Automotive, Inc.	58,500	1,060,605
*	The Children’s Place Retail Stores, Inc.	26,800	1,096,388
*	The Dress Barn, Inc.	40,200	964,800
	The Marcus Corp.	15,600	300,768
*	The Mens Warehouse, Inc.	36,901	1,124,742
	The Neiman Marcus Group, Inc.	6,400	632,960
	The Pep Boys - Manny, Moe & Jack	55,600	726,136
*	The Sports Authority, Inc.	26,539	857,210
	Thor Industries, Inc.	32,800	1,088,960
*	Timberland Co. Class A	4,200	138,558
* #	TiVo, Inc.	64,900	334,235
*	Too, Inc.	34,300	914,438
*	Tractor Supply Co.	23,600	1,214,456
	Traffix, Inc.	8,800	49,720
*	Trans World Entertainment Corp.	45,800	341,668
#	Triarc Companies, Inc. Class A	17,500	286,475
	Triarc Companies, Inc. Class B	25,000	375,000
*	Trump Entertainment Resorts, Inc.	2	37
	Tuesday Morning Corp.	14,000	405,160
	Tupperware Corp.	32,600	714,592

15

*	Tweeter Home Entertainment Group, Inc.	41,400	170,568
*	Unifi, Inc.	88,200	366,030
	Unifirst Corp.	7,500	294,675
	United Auto Group, Inc.	32,710	1,103,962
*	United Retail Group, Inc.	14,628	129,897
*	Universal Electronics, Inc.	21,700	378,014
*	Universal Technical Institute, Inc.	6,600	211,266
*	Urban Outfitters, Inc.	31,500	1,753,290
*	Vail Resorts, Inc.	32,250	925,575
*	ValueVision Media, Inc. Class A	50,602	670,476
* #	Varsity Group, Inc.	21,962	123,426
*	Vertrue, Inc.	7,600	262,428
	Visteon Corp.	71,200	703,456
*	Warnaco Group, Inc.	40,938	1,023,450
*	WCI Communities, Inc.	39,100	1,179,647
*	Wells-Gardner Electronics Corp.	14,247	32,768
*	West Marine, Inc.	28,524	531,117
*	Westcoast Hospitality Corp.	2,200	14,872
* #	Wet Seal, Inc. Class A	51,200	261,632
*	Whitehall Jewelers, Inc.	18,800	109,980
*	Wickes, Inc.	1,800	6
	Wiley (John) & Sons, Inc. Class A	700	30,555
*	William Lyon Homes, Inc.	10,900	1,636,635
*	Wilsons The Leather Experts, Inc.	59,650	382,953
	Winnebago Industries, Inc.	20,600	627,682
*	WMS Industries, Inc.	25,200	729,792
	Wolverine World Wide, Inc.	33,300	701,631
	World Wrestling Federation Entertainment, Inc.	13,100	165,453
*	Worldwide Restaurant Concepts, Inc.	38,700	258,129
	Yankee Candle Co., Inc.	17,700	486,219
*	Young Broadcasting, Inc. Class A	16,770	73,285
*	Zapata Corp.	4,800	36,240
Total Consumer Discretionary
(Cost $128,507,183)			224,701,023

Industrials — (14.5%)
*	3-D Systems Corp.	13,900	312,750
*	AAON, Inc.	6,600	119,592
*	AAR Corp.	45,600	802,560
	ABM Industries, Inc.	29,000	575,070
*	ABX Air, Inc.	24,000	195,600
*	Acco Brands Corp.	5,500	143,550
*	Accuride Corp.	1,800	26,910
	Aceto Corp.	12,531	92,103
* #	Active Power, Inc.	80,586	278,828
*	Actuant Corp.	10,720	454,528
	Acuity Brands, Inc.	21,000	620,130
	Administaff, Inc.	30,000	1,079,100
*	Aerosonic Corp.	300	2,070
*	AGCO Corp.	58,869	1,208,581
*	AirNet Systems, Inc.	16,400	79,704
*	Airtran Holdings, Inc.	71,300	736,529
	Alamo Group, Inc.	6,000	122,700
*	Alaska Air Group, Inc.	28,600	964,392
	Albany International Corp. Class A	26,264	946,029
	Alexander & Baldwin, Inc.	11,400	597,474
*	Alliant Techsystems, Inc.	8,100	623,133
*	Allied Defense Group, Inc.	6,400	145,280
	Ambassadors International, Inc.	11,000	176,000
*	Amerco, Inc.	24,978	1,494,933
*	America West Holdings Corp. Class B	49,041	345,249
	American Ecology Corp.	16,600	325,692
*	American Locker Group, Inc.	500	2,295
*	American Science & Engineering, Inc.	8,700	550,275
*	American Superconductor Corp.	41,259	420,842
	American Woodmark Corp.	15,300	573,750
	Ameron International Corp.	6,800	288,728
	Ametek, Inc.	23,600	950,844
	Ampco-Pittsburgh Corp.	900	12,690
*	AMR Corp.	44,200	556,478
	Amrep Corp.	1,900	56,050
	Angelica Corp.	2,700	59,643
*	APAC Customer Services, Inc.	3,444	2,755
	Apogee Enterprises, Inc.	25,871	415,488
	Applied Industrial Technologies, Inc.	17,850	640,994

16

	Applied Signal Technologies, Inc.	9,500	181,355
*	ARGON ST, Inc.	11,800	363,204
	Arkansas Best Corp.	15,200	511,784
*	Armor Holdings, Inc.	32,700	1,386,807
* #	Arotech Corp.	29,100	24,738
*	Artesyn Technologies, Inc.	50,800	466,344
*	Astec Industries, Inc.	27,400	850,770
*	Astronics Corp.	2,937	27,549
* #	AstroPower, Inc.	87	0
* #	ASV, Inc.	26,048	604,053
*	Avalon Holding Corp. Class A	200	827
*	Aviall, Inc.	32,100	1,091,721
*	Axsys Technologies, Inc.	1,200	21,708
*	AZZ, Inc.	3,600	73,620
*	Baker (Michael) Corp.	3,900	102,414
	Baldor Electric Co.	15,600	384,852
	Banta Corp.	15,600	763,620
	Barnes Group, Inc.	14,000	483,000
*	BE Aerospace, Inc.	37,100	588,406
	Bowne & Co., Inc.	28,200	400,440
	Brady Co. Class A	20,800	649,168
	Briggs & Stratton Corp.	18,000	664,200
*	BTU International, Inc.	7,351	56,162
*	Butler International, Inc.	3,500	13,300
	C&D Technologies, Inc.	15,200	155,192
*	Capstone Turbine Corp.	51,779	251,128
	Carlisle Companies, Inc.	8,700	537,834
	Cascade Corp.	11,300	512,794
*	Casella Waste Systems, Inc. Class A	32,512	430,459
*	Catalytica Energy Systems, Inc.	8,800	17,336
*	CBIZ, Inc.	93,839	435,413
	CDI Corp.	17,900	482,405
*	Celadon Group, Inc.	16,900	345,943
	Central Parking Corp.	33,326	529,550
*	Cenveo, Inc.	55,900	538,876
*	Ceradyne, Inc.	23,975	757,131
	Chase Corp.	600	8,622
	CIRCOR International, Inc.	13,745	360,944
	Clarcor, Inc.	29,000	820,700
*	Clean Harbors, Inc.	13,400	373,860
*	Coinstar, Inc.	30,300	581,457
*	Columbus McKinnon Corp.	24,355	470,052
*	Comfort Systems USA, Inc.	55,200	454,296
*	Compudyne Corp.	11,000	66,440
*	COMSYS IT Partners, Inc.	48	542
*	Conrad Industries, Inc.	1,500	2,078
*	Consolidated Graphics, Inc.	18,600	718,146
* #	Continental Airlines, Inc.	59,850	800,195
*	Copart, Inc.	60,300	1,488,807
*	Cornell Companies, Inc.	23,700	339,858
*	Correctional Services Corp.	9,900	57,519
*	Corrections Corporation of America	34,300	1,358,280
*	CoStar Group, Inc.	10,300	481,628
*	Covenant Transport, Inc. Class A	18,700	235,059
*	CPI Aerostructures, Inc.	7,500	75,000
*	CRA International, Inc.	4,400	206,756
	Crane Co.	27,900	826,119
*	Cross (A.T.) Co. Class A	6,100	27,145
	Cubic Corp.	22,200	409,590
	Curtiss-Wright Corp.	7,000	451,920
* #	Delta Air Lines, Inc.	67,300	78,068
*	DHB Industries, Inc.	42,500	194,650
*	DiamondCluster International, Inc.	31,200	314,496
*	Distributed Energy Systems Corp.	59,430	401,747
*	Dollar Thrifty Automotive Group, Inc.	22,600	683,876
	Donaldson Co., Inc.	8,800	269,632
	DRS Technologies, Inc.	22,800	1,173,060
*	Ducommun, Inc.	15,284	317,143
*	Duratek, Inc.	8,700	182,439
*	Dycom Industries, Inc.	42,834	759,018
*	Dynamex, Inc.	17,900	322,200
	Eastern Co.	550	13,514
	Ecology & Environment, Inc. Class A	400	2,900
	EDO Corp.	17,100	480,339
*	EGL, Inc.	44,200	1,108,978

17

*	Electro Rent Corp.	34,154	460,054
	ElkCorp	17,800	633,680
*	EMCOR Group, Inc.	13,600	749,904
*	Encore Wire Corp.	31,950	450,495
*	Energy Conversion Devices, Inc.	24,600	853,866
	Engineered Support Systems, Inc.	26,914	917,767
* #	ENGlobal Corp.	20,800	169,936
	Ennis, Inc.	21,600	375,840
*	EnPro Industries, Inc.	29,100	1,001,040
*	Environmental Tectonics Corp.	2,800	14,588
*	ESCO Technologies, Inc.	9,700	1,005,696
	Espey Manufacturing & Electronics Corp.	200	7,090
*	Essex Corp.	17,000	375,530
*	Esterline Technologies Corp.	23,291	1,016,652
*	Evergreen Solar, Inc.	62,160	438,228
*	Exponent, Inc.	2,700	81,000
*	ExpressJet Holdings, Inc.	66,700	634,317
	Federal Signal Corp.	24,900	425,790
*	Fiberstars, Inc.	10,500	126,420
*	First Aviation Services, Inc.	1,600	6,720
*	First Consulting Group, Inc.	38,412	205,504
*	Flanders Corp.	44,264	474,953
	Florida East Coast Industries, Inc.	22,400	964,544
*	Flow International Corp.	27,964	244,126
*	Flowserve Corp.	46,000	1,708,440
	Forward Air Corp.	14,725	519,498
*	Foster (L.B.) Co. Class A	200	2,720
*	Foster Wheeler, Ltd.	60	1,614
	Franklin Electric Co., Inc.	4,000	169,000
*	Frontier Airlines, Inc.	50,860	551,831
*	Frozen Food Express Industries, Inc.	29,800	318,860
*	FTI Consulting, Inc.	38,850	967,365
* #	FuelCell Energy, Inc.	65,700	748,323
	G & K Services, Inc. Class A	14,048	603,643
*	Gardner Denver Machinery, Inc.	22,700	949,314
	GATX Corp.	16,300	660,639
*	Gehl Co.	14,557	441,514
	Gencorp, Inc.	38,200	720,070
*	General Cable Corp.	47,800	749,982
*	Genesee & Wyoming, Inc.	22,048	645,345
*	Genlyte Group, Inc.	20,900	1,028,489
*	Global Payment Technologies, Inc.	2,400	8,640
*	Global Power Equipment Group, Inc.	59,700	465,660
	Gorman-Rupp Co.	2,625	64,969
* #	GP Strategies Corp.	15,600	131,508
	Graco, Inc.	30,712	1,142,794
*	Graftech International, Ltd.	72,200	428,868
	Graham Corp.	300	11,457
	Granite Construction, Inc.	22,350	833,208
	Greenbrier Companies, Inc.	3,100	89,435
*	Griffon Corp.	33,180	850,735
	Hardinge, Inc.	1,300	19,570
	Harland (John H.) Co.	18,400	771,880
	Harsco Corp.	8,500	498,525
*	Hawaiian Holdings, Inc.	1,000	3,700
*	Hawk Corp.	3,500	41,055
	Healthcare Services Group, Inc.	10,350	190,958
	Heartland Express, Inc.	41,841	833,473
	Heico Corp.	10,497	252,453
	Heico Corp. Class A	19,868	367,558
*	Heidrick & Struggles International, Inc.	23,500	775,970
*	Herley Industries, Inc.	20,200	422,584
*	Hexcel Corp.	22,000	427,900
*	Hi-Shear Technology Corp.	2,200	8,404
*	Hub Group, Inc. Class A	26,900	867,525
*	Hudson Highland Group, Inc.	14,710	369,809
	Hughes Supply, Inc.	23,600	746,940
	Hunt (J.B.) Transport Services, Inc.	82,800	1,496,196
*	Hurco Companies, Inc.	10,286	149,661
*	Huttig Building Products, Inc.	24,900	225,096
*	ICT Group, Inc.	10,469	125,105
	IDEX Corp.	19,000	826,500
*	II-VI, Inc.	33,600	597,408
	IKON Office Solutions, Inc.	51,100	515,599
*	Imagistics International, Inc.	22,500	752,625

18

*	Industrial Distribution Group, Inc.	15,903	145,671
*	Infrasource Services, Inc.	22,500	337,500
*	Innotrac Corp.	5,500	46,805
*	Innovative Solutions & Support, Inc.	19,800	333,828
*	Insituform Technologies, Inc. Class A	34,800	720,360
* #	Integrated Electrical Services, Inc.	27,400	80,282
*	International Shipholding Corp.	1,100	17,589
	Interpool, Inc.	9,900	188,991
*	Intersections, Inc.	16,300	170,987
* #	Ionatron, Inc.	10,600	87,450
*	Jacuzzi Brands, Inc.	79,100	650,993
	JLG Industries, Inc.	37,900	1,242,741
	Joy Global, Inc.	47,550	2,272,890
*	JPS Industries, Inc.	1,800	8,370
*	Kadant, Inc.	19,292	376,194
	Kaman Corp. Class A	18,100	434,219
*	Kansas City Southern	56,000	1,126,160
	Kaydon Corp.	14,100	407,631
*	Keith Companies, Inc.	8,600	200,037
	Kelly Services, Inc. Class A	15,400	450,142
	Kelly Services, Inc. Class B	200	5,716
	Kennametal, Inc.	15,400	718,256
*	Key Technology, Inc.	900	11,403
*	Kforce, Inc.	53,178	537,098
*	Kirby Corp.	22,400	1,052,800
	Knight Transportation, Inc.	30,237	716,315
*	Korn/Ferry International	41,800	828,476
*	K-Tron International, Inc.	600	19,278
*	KVH Industries, Inc.	24,400	248,636
*	LaBarge, Inc.	18,600	245,148
*	Labor Ready, Inc.	37,800	858,816
*	Ladish Co., Inc.	17,600	316,976
	Laidlaw International, Inc.	65,000	1,608,750
*	Lancer Corp.	2,700	51,300
	Landstar Systems, Inc.	34,098	1,238,439
	Lawson Products, Inc.	2,500	97,250
*	Layne Christensen Co.	4,700	120,837
*	Learning Tree International, Inc.	25,320	312,196
	Lennox International, Inc.	36,600	892,674
	Lincoln Electric Holdings, Inc.	23,300	877,944
	Lindsay Manufacturer Co.	9,400	237,820
*	LMI Aerospace, Inc.	1,600	14,640
	LSI Industries, Inc.	18,750	287,625
*	Lydall, Inc.	26,500	232,405
*	Mac-Gray Corp.	7,400	89,836
*	Magnetek, Inc.	18,700	60,401
*	MAIR Holdings, Inc.	33,685	299,797
	Manpower, Inc.	7,916	356,695
*	Mastec, Inc.	66,108	763,547
*	Maxco, Inc.	300	1,542
	McGrath Rentcorp.	22,998	566,901
	Mercury Air Group, Inc.	300	1,005
*	Mercury Computer Systems, Inc.	22,894	598,220
*	Merrimac Industries, Inc.	1,300	11,986
* #	Mesa Air Group, Inc.	47,700	376,830
	Met-Pro Corp.	2,133	32,806
* #	Microvision, Inc.	20,600	114,948
*	Middleby Corp.	9,900	650,628
* #	Midwest Air Group, Inc.	20,577	49,591
*	Milacron, Inc.	51,319	98,019
*	Miller Industries, Inc.	8,500	145,775
	Mine Safety Appliances Co.	16,500	650,100
*	Misonix, Inc.	11,123	88,428
*	Mobile Mini, Inc.	20,100	842,592
*	Modtech Holdings, Inc.	20,700	187,542
*	Monster Worldwide, Inc.	13,500	421,740
*	Moog, Inc. Class A	16,875	531,731
*	Moog, Inc. Class B	450	14,153
	MSC Industrial Direct Co., Inc. Class A	10,900	381,500
*	MTC Technologies, Inc.	16,900	577,304
	Mueller Industries, Inc.	14,155	371,003
	Multi-Color Corp.	3,075	81,488
	NACCO Industries, Inc. Class A	3,900	424,905
*	Nashua Corp.	1,400	9,590
*	National Patent Development Corp.	10,800	28,080

19

*	National Technical Systems, Inc.	900	4,761
*	Navigant Consulting, Inc.	39,300	760,062
*	NCI Building Systems, Inc.	20,800	784,160
*	NCO Group, Inc.	32,549	682,878
*	NES Rentals Holdings, Inc.	6	62
*	New Horizons Worldwide, Inc.	1,228	2,720
	Nordson Corp.	16,600	589,632
* #	Northwest Airlines Corp.	60,700	305,321
*	NuCo2, Inc.	14,300	358,072
*	Odyssey Marine Exploration, Inc.	42,500	171,700
*	Old Dominion Freight Line, Inc.	22,225	710,756
*	Omega Flex, Inc.	3,700	58,941
*	On Assignment, Inc.	42,230	292,654
*	Orbital Sciences Corp.	74,983	898,296
	Oshkosh Truck Corp. Class B	32,400	1,299,564
	Outlook Group Corp.	400	4,072
*	P.A.M. Transportation Services, Inc.	14,161	239,321
*	Paragon Technologies, Inc.	1,900	22,230
*	Park-Ohio Holdings Corp.	6,400	121,472
*	Patriot Transportation Holding, Inc.	1,500	88,995
*	Peerless Manufacturing Co.	900	14,670
*	Perini Corp.	34,800	674,772
*	PHH Corp.	21,400	647,136
*	Pico Holdings, Inc.	16,000	492,160
*	Pinnacle Airlines Corp.	17,000	164,220
*	Plug Power, Inc.	59,601	439,259
*	Portfolio Recovery Associates, Inc.	15,000	599,550
*	Powell Industries, Inc.	13,168	291,144
*	Power-One, Inc.	90,836	439,646
	Precision Castparts Corp.	7,683	742,792
	Preformed Line Products Co.	600	26,010
*	PRG-Schultz International, Inc.	39,780	130,081
	Providence & Worcester Railroad Co.	1,900	25,859
*	PW Eagle, Inc.	4,200	28,896
*	Quanta Services, Inc.	114,800	1,377,600
*	Quipp, Inc.	2,507	29,658
	Quixote Corp.	5,500	126,555
*	RailAmerica, Inc.	53,000	611,620
	Raven Industries, Inc.	11,300	293,800
*	RCM Technologies, Inc.	4,900	29,400
* #	Refac	40	255
	Regal-Beloit Corp.	16,200	540,594
*	RemedyTemp, Inc.	7,600	65,892
*	Republic Airways Holdings, Inc.	23,232	311,773
*	Resources Connection, Inc.	24,752	717,808
	Robbins & Myers, Inc.	12,000	263,160
	Rollins, Inc.	40,950	805,077
	Roper Industries, Inc.	2,400	92,448
*	Rush Enterprises, Inc. Class A	21,936	350,757
*	Rush Enterprises, Inc. Class B	2,900	46,023
	Ryder System, Inc.	18,100	635,129
	Schawk, Inc.	4,300	101,351
*	School Specialty, Inc.	900	43,119
*	SCS Transportation, Inc.	23,766	381,444
*	Sequa Corp. Class A	3,400	232,900
*	Sequa Corp. Class B	1,600	110,400
*	Shaw Group, Inc.	63,700	1,344,070
*	Sholodge, Inc.	2,100	8,400
	Simpson Manufacturing Co., Inc.	28,800	1,072,224
*	Sirva, Inc.	61,700	622,553
*	Sitel Corp.	88,400	260,780
	Skywest, Inc.	27,320	647,757
*	SL Industries, Inc.	2,400	36,048
	Smith (A.O.) Corp.	10,000	281,400
	Smith (A.O.) Corp. Convertible Class A	200	5,628
*	Smithway Motor Xpress Corp. Class A	700	4,851
*	SOURCECORP, Inc.	15,285	313,190
*	SPACEHAB, Inc.	3,036	4,129
*	Sparton Corp.	3,704	38,336
*	Spherion Corp.	87,200	642,664
* #	Spherix, Inc.	5,100	7,854
*	Spire Corp.	3,100	31,000
*	Standard Parking Corp.	5,600	98,560
	Standard Register Co.	22,600	354,594
	Standex International Corp.	11,600	309,024

20

*	Stericycle, Inc.	14,800	860,324
*	Sterling Construction Co., Inc.	7,400	151,700
	Stewart & Stevenson Services, Inc.	25,300	616,561
*	Strategic Distribution, Inc.	800	8,808
	Sun Hydraulics, Inc.	2,400	47,976
	Supreme Industries, Inc.	3,410	30,451
*	Swift Transportation Co., Inc.	54,450	1,085,733
	Sypris Solutions, Inc.	16,568	198,816
* #	SYS Technologies	6,800	25,704
*	TB Wood’s Corp.	4,700	31,255
*	Team, Inc.	5,900	118,295
*	TeamStaff, Inc.	11,000	14,850
	Technology Research Corp.	3,243	12,972
	Tecumseh Products Co. Class A	9,139	243,189
*	Teledyne Technologies, Inc.	24,000	927,120
*	TeleTech Holdings, Inc.	96,485	818,193
	Tennant Co.	8,500	322,490
*	Terex Corp.	40,708	1,985,736
*	Tetra Tech, Inc.	31,042	489,532
	The Brink’s Co.	23,318	936,917
*	The Geo Group, Inc.	18,100	504,990
*	The Lamson & Sessions Co.	21,700	288,393
	The Manitowoc Co., Inc.	16,600	773,560
*	Thomas & Betts Corp.	37,700	1,339,858
	Todd Shipyards Corp.	2,050	38,253
	Toro Co.	35,200	1,366,816
*	Transport Corporation of America, Inc.	3,000	20,850
*	Transtechnology Corp.	2,700	18,995
*	TRC Companies, Inc.	20,800	312,000
	Tredegar Industries, Inc.	28,500	353,970
*	Trex Co., Inc.	19,900	479,789
	Trinity Industries, Inc.	20,100	752,343
*	Triumph Group, Inc.	22,200	871,794
*	Tufco Technologies, Inc.	1,800	10,620
* #	TurboChef Technologies, Inc.	17,546	296,352
*	U.S. Home Systems, Inc.	4,400	24,200
*	U.S. Xpress Enterprises, Inc. Class A	2,900	38,193
*	Ultralife Batteries, Inc.	4,000	52,960
	United Industrial Corp.	8,700	295,626
*	United Rentals, Inc.	69,000	1,245,450
*	United Stationers, Inc.	33,066	1,550,795
	Universal Forest Products, Inc.	13,700	745,691
*	UQM Technologies, Inc.	23,000	89,700
*	URS Corp.	36,600	1,379,088
* #	US Airways Group, Inc. Class A	31,500	9,135
*	USA Truck, Inc.	1,300	31,291
*	Valley National Gases, Inc.	1,100	17,985
	Valmont Industries, Inc.	22,400	644,000
*	Valpey Fisher Corp.	1,300	4,849
*	Versar, Inc.	5,600	26,264
	Viad Corp.	21,200	616,284
	Vicor Corp.	26,200	417,890
*	Volt Information Sciences, Inc.	21,200	481,240
	Wabash National Corp.	23,200	483,024
	Wabtec Corp.	27,994	727,844
	Walter Industries, Inc.	36,100	1,583,707
*	Washington Group International, Inc.	23,400	1,236,456
*	Waste Connections, Inc.	37,400	1,321,716
	Waste Industries USA, Inc.	14,400	186,912
*	Water Pik Technologies, Inc.	19,200	378,240
	Watsco, Inc. Class A	19,200	936,192
	Watson Wyatt & Co. Holdings	17,700	482,679
	Watts Water Technologies, Inc.	14,600	494,356
	Werner Enterprises, Inc.	34,032	607,471
*	WESCO International, Inc.	32,714	1,135,176
*	West Corp.	1,900	73,606
*	Westaff, Inc.	10,800	42,660
*	Willis Lease Finance Corp.	4,900	45,080
*	Wolverine Tube, Inc.	24,900	175,047
	Woodward Governor Co.	7,000	570,850
	WSI Industries, Inc.	100	311
*	Xanser Corp.	12,100	29,040
*	Yellow Roadway Corp.	26,809	1,256,002
	York International Corp.	18,000	1,032,840
Total Industrials
(Cost $101,045,511)			178,199,715

21

Health Care — (13.4%)
* #	aaiPharma, Inc.	29	21
*	Abaxis, Inc.	10,600	121,582
*	Abgenix, Inc.	22,000	241,780
*	Abiomed, Inc.	32,700	327,654
* #	Able Laboratories, Inc.	20,500	5,022
*	Acacia Research-CombiMatrix	48,020	83,075
*	Accelr8 Technology Corp.	12	36
*	Accelrys, Inc.	42,105	227,788
*	Access Pharmaceuticals, Inc.	7,200	5,112
* #	Acusphere, Inc.	10,939	63,446
*	Adolor Corp.	43,900	419,684
*	Advanced Magnetics, Inc.	5,700	55,290
*	Advanced Medical Optics, Inc.	26,741	1,052,526
*	Advanced Neuromodulation Systems, Inc.	23,250	1,197,142
*	Advancis Pharmaceutical Corp.	357	328
* #	ADVENTRX Pharmaceuticals, Inc.	49,800	191,232
*	Air Methods Corp.	17,600	178,640
* #	Akorn, Inc.	28,100	77,556
* #	Aksys, Ltd.	31,168	69,193
*	Albany Molecular Research, Inc.	38,300	638,844
*	Alexion Pharmaceuticals, Inc.	24,595	703,417
*	Align Technology, Inc.	46,600	317,346
*	Alkermes, Inc.	22,900	430,062
*	Alliance Imaging, Inc.	53,000	489,190
*	Allied Healthcare International, Inc.	38,300	200,692
*	Allied Healthcare Products, Inc.	1,000	5,190
*	Allos Therapeutics, Inc.	38,198	84,418
* #	Allscripts Healthcare Solutions, Inc.	47,388	842,559
	Alpharma, Inc. Class A	18,100	481,822
*	Amedisys, Inc.	18,000	704,160
*	America Services Group, Inc.	14,900	256,876
*	American Dental Partners, Inc.	4,900	150,087
*	American Healthways, Inc.	14,500	633,650
*	American Medical Systems Holdings, Inc.	56,100	1,150,050
*	American Retirement Corp.	22,300	406,975
	American Shared Hospital Services	1,300	7,527
*	AMERIGROUP Corp.	23,600	806,176
*	AMICAS, Inc.	75,600	419,580
*	AMN Healthcare Services, Inc.	33,400	516,364
*	Amsurg Corp.	21,900	609,696
* #	Amylin Pharmaceuticals, Inc.	22,700	743,425
	Analogic Corp.	9,800	488,530
*	Andrx Corp.	63,993	1,160,193
*	Angeion Corp.	25	64
*	AngioDynamics, Inc.	1,455	31,428
*	Anika Therapeutics, Inc.	13,248	168,250
* #	Antigenics, Inc.	39,830	218,667
*	AP Pharma, Inc.	15,850	24,726
*	Applera Corp. - Celera Genomics Group	65,602	770,167
* #	Applied Imaging Corp.	300	637
*	Apria Healthcare Group, Inc.	31,300	1,071,399
*	Arena Pharmaceuticals, Inc.	57,136	478,228
*	Ariad Pharmaceuticals, Inc.	49,300	409,190
*	Arqule, Inc.	58,287	445,313
*	Array BioPharma, Inc.	60,152	397,003
#	Arrhythmia Research Technology, Inc.	1,300	16,029
	Arrow International, Inc.	24,500	725,200
*	Arthrocare Corp.	16,839	612,434
*	Aspect Medical Systems, Inc.	23,000	698,280
* #	AtheroGenics, Inc.	27,200	483,072
	Atrion Corp.	600	39,324
*	ATS Medical, Inc.	41,760	144,490
*	AVANIR Pharmaceuticals Class A	84,500	311,805
*	Avant Immunotherapeutics, Inc.	28,680	37,571
*	AVI BioPharma, Inc.	52,030	111,864
*	Avigen, Inc.	28,933	78,987
*	Bentley Pharmaceuticals, Inc.	31,000	354,950
*	Beverly Enterprises, Inc.	113,800	1,428,190
*	Bioanalytical Systems, Inc.	2,100	12,558
*	BioCryst Pharmaceuticals, Inc.	35,200	311,168
*	Bioenvision, Inc.	39,762	354,279
*	Bio-Imaging Technologies, Inc.	17,200	53,320

22

#	BioLase Technology, Inc.	9,400	52,640
*	Bio-Logic Systems Corp.	2,800	17,444
*	BioMarin Pharmaceutical, Inc.	46,100	397,843
*	Bio-Rad Laboratories, Inc. Class A	10,658	588,322
*	Bio-Rad Laboratories, Inc. Class B	400	22,050
*	Bio-Reference Laboratories, Inc.	16,700	260,687
*	BioSante Pharmaceuticals, Inc.	18,600	72,726
*	BioScrip, Inc.	57,972	366,383
*	Biosite, Inc.	13,500	807,165
*	Biosource International, Inc.	6,300	78,876
*	Biospecifics Technologies Corp.	700	1,225
*	BioSphere Medical, Inc.	16,507	89,138
*	Bioveris Corp.	1,200	6,648
* #	Bradley Pharmaceuticals, Inc.	25,600	272,384
*	Bruker BioSciences Corp.	123,059	536,537
*	Caliper Life Sciences, Inc.	51,004	334,586
	Cambrex Corp.	25,300	481,206
* #	CancerVax Corp.	37,929	119,476
*	Candela Corp.	32,000	317,120
*	Cantel Medical Corp.	24,197	503,298
*	Capital Senior Living Corp.	43,300	355,060
*	Caraco Pharmaceutical Laboratories, Ltd.	27,800	248,810
*	CardioDynamics International Corp.	13,255	18,027
*	Cardiotech International, Inc.	6,900	12,351
* #	Cell Genesys, Inc.	60,712	360,629
* #	Cell Therapeutics, Inc.	48,000	122,880
*	Cellegy Pharmaceuticals, Inc.	18,995	26,783
*	Centene Corp.	22,500	685,800
*	Cepheid, Inc.	32,150	241,125
* #	Cerner Corp.	18,300	1,441,308
*	Cerus Corp.	33,442	226,068
	Chemed Corp.	15,400	623,084
*	Cholestech Corp.	24,100	248,230
*	Ciphergen Biosystems, Inc.	20,300	36,540
	CNS, Inc.	14,900	392,019
*	Collagenex Pharmaceuticals, Inc.	23,600	216,648
*	Columbia Laboratories, Inc.	33,140	92,792
*	Compex Technologies, Inc.	19,100	71,816
	Computer Programs & Systems, Inc.	8,900	294,412
*	Conceptus, Inc.	20,912	219,158
*	Conmed Corp.	26,350	771,001
*	Connetics Corp.	23,200	442,192
	Cooper Companies, Inc.	25,123	1,722,684
*	Corgentech, Inc.	23,191	58,905
*	Cortech, Inc.	1,100	3,063
*	Cortex Pharmaceuticals, Inc.	19,900	50,148
*	Corvel Corp.	6,900	163,323
*	Cotherix, Inc.	14,500	202,130
*	Covance, Inc.	29,200	1,527,160
*	Coventry Health Care, Inc.	1,612	128,960
*	Critical Therapeutics, Inc.	32,150	196,758
*	Criticare Systems, Inc.	14,100	72,051
*	Cross Country Healthcare, Inc.	44,452	862,369
*	CryoLife, Inc.	36,350	283,530
*	Cubist Pharmaceuticals, Inc.	35,100	634,257
*	CuraGen Corp.	68,400	298,908
*	Curative Health Services, Inc.	139	314
*	Curis, Inc.	61,300	278,302
*	CV Therapeutics, Inc.	17,600	478,192
*	Cyberonics, Inc.	13,100	501,468
*	Cypress Bioscience, Inc.	33,600	462,336
*	Cytogen Corp.	18,452	81,004
	Datascope Corp.	13,907	449,891
*	DaVita, Inc.	30,250	1,388,777
*	Daxor Corp.	2,600	42,042
*	Del Global Technologies Corp.	523	1,477
* #	Dendreon Corp.	79,815	462,927
*	Dendrite International, Inc.	49,100	889,201
*	DepoMed, Inc.	30,778	161,892
	Diagnostic Products Corp.	15,200	820,800
*	Digene Corp.	14,500	419,340
*	Dionex Corp.	10,300	542,810
*	Discovery Laboratories, Inc.	36,200	225,888
*	Discovery Partners International, Inc.	42,300	124,785
*	Diversa Corp.	74,551	354,863

23

*	DJ Orthopedics, Inc.	25,800	715,950
*	DOV Pharmaceutical, Inc.	15,400	231,308
* #	Durect Corp.	53,398	317,718
*	DUSA Pharmaceuticals, Inc.	25,050	269,287
*	Dyax Corp.	37,700	204,334
* #	Dynacq Healthcare, Inc.	5,200	25,792
*	Dynavax Technologies Corp.	2,713	18,313
*	Eclipsys Corp.	1,600	27,008
*	Elite Pharmaceuticals, Inc.	18,900	51,975
*	Embrex, Inc.	11,400	146,262
*	Emeritus Corp.	3,000	45,480
*	Emisphere Technologies, Inc.	21,280	68,096
*	Encore Medical Corp.	68,874	380,873
*	Encysive Pharmaceuticals, Inc.	39,400	487,772
*	Endo Pharmaceuticals Holdings, Inc.	20,100	603,000
*	Endologix, Inc.	40,600	194,474
*	Enpath Medical, Inc.	7,506	60,048
*	Entremed, Inc.	62,100	157,734
*	Enzo Biochem, Inc.	31,290	495,634
*	EP Medsystems, Inc.	1,200	3,432
*	EPIX Pharmaceuticals, Inc.	30,100	256,753
*	eResearch Technology, Inc.	32,150	495,753
*	Exact Sciences Corp.	41,141	101,618
*	Exactech, Inc.	3,000	41,400
*	Exelixis, Inc.	52,942	396,536
*	E-Z-EM, Inc.	1,700	23,341
*	First Horizon Pharmaceutical Corp.	43,300	895,011
*	Fischer Imaging Corp.	900	900
*	Five Star Quality Care, Inc.	20,400	152,796
*	Genaissance Pharmaceuticals, Inc.	1,350	1,917
*	Gene Logic, Inc.	53,453	270,472
*	Genesis HealthCare Corp.	23,356	936,576
*	Gentiva Health Services, Inc.	25,126	475,886
*	GenVec, Inc.	29,492	76,089
* #	Geron Corp.	62,900	682,465
*	Greatbatch, Inc.	29,500	737,500
*	Guilford Pharmaceuticals, Inc.	32,069	118,655
*	Haemonetics Corp.	21,500	955,460
*	Hanger Orthopedic Group, Inc.	37,020	296,530
*	Harvard Bioscience, Inc.	45,685	132,943
*	HealthExtras, Inc.	32,900	682,675
*	HealthTronics Surgical Services, Inc.	46,407	516,974
* #	Hemispherx Biopharma, Inc.	18,085	30,564
*	Hi-Tech Pharmacal, Inc.	11,750	289,285
*	HMS Holdings Corp.	33,340	236,047
*	Hollis-Eden Pharmaceuticals, Inc.	26,880	215,040
*	Hologic, Inc.	21,123	1,018,762
	Hooper Holmes, Inc.	61,800	260,796
*	Horizon Health Corp.	9,600	240,000
*	Human Genome Sciences, Inc.	105,946	1,367,763
* #	Hythiam, Inc.	2,300	14,766
*	ICOS Corp.	19,924	520,614
*	ICU Medical, Inc.	16,550	502,623
*	IDEXX Laboratories, Inc.	16,900	1,082,276
*	IDX Systems Corp.	22,338	708,115
*	I-Flow Corp.	20,000	286,800
*	Illumina, Inc.	35,557	433,795
* #	Immtech International, Inc.	11,500	130,640
*	Immucor, Inc.	29,643	701,650
*	Immunicon Corp.	7,400	26,048
*	ImmunoGen, Inc.	63,361	402,342
* #	Immunomedics, Inc.	14,473	25,472
*	Impax Laboratories, Inc.	13,300	147,297
* #	Implant Sciences Corp.	10,000	63,500
*	Incyte Corp.	61,700	454,112
*	Indevus Pharmaceuticals, Inc.	46,337	123,256
* #	Inhibitex, Inc.	12,800	120,320
*	InKine Pharmaceutical Co., Inc.	16,800	59,136
* #	Inovio Biomedical Corp.	9,500	24,700
*	Inspire Pharmaceuticals, Inc.	48,400	433,180
*	Integra LifeSciences Holdings	19,800	684,684
* #	IntegraMed America, Inc.	1,690	21,159
*	Intermagnetics General Corp.	23,178	677,029
*	InterMune, Inc.	20,509	328,759
* #	Interpharm Holdings, Inc.	3,400	5,066

24

*	IntraBiotics Pharmaceuticals, Inc.	9,000	32,760
* #	Introgen Therapeutics, Inc.	31,100	182,868
*	Intuitive Surgical, Inc.	20,274	1,508,386
	Invacare Corp.	19,300	802,880
*	Inverness Medical Innovations, Inc.	3,218	91,713
*	Iomed, Inc.	4,900	10,486
*	Iridex Corp.	2,700	21,789
*	IRIS International, Inc.	18,400	319,976
*	Isis Pharmaceuticals, Inc.	47,000	237,350
*	Isolagen, Inc.	31,100	74,018
*	Ista Pharmaceuticals, Inc.	28,879	210,239
*	I-Trax, Inc.	3,000	3,930
*	IVAX Diagnostics, Inc.	16,600	64,740
*	Kendle International, Inc.	22,200	537,240
* #	Kensey Nash Corp.	13,500	409,050
*	Keryx Biopharmaceuticals, Inc.	22,900	383,804
	Kewaunee Scientific Corp.	300	2,661
*	Kindred Healthcare, Inc.	34,500	1,055,700
*	Kos Pharmaceuticals, Inc.	21,770	1,482,972
*	Kosan Biosciences, Inc.	39,198	288,105
*	K-V Pharmaceutical Co. Class A	23,600	402,616
*	K-V Pharmaceutical Co. Class B	6,925	118,556
*	Kyphon, Inc.	13,200	584,628
*	LabOne, Inc.	16,100	696,003
*	Lannet Co., Inc.	39,500	193,945
* #	Laserscope	15,400	450,450
	LCA-Vision, Inc.	17,400	714,270
*	Lexicon Genetics, Inc.	67,251	299,267
*	Lifecell Corp.	33,500	803,330
*	Lifecore Biomedical, Inc.	20,100	221,100
*	Lifeline Systems, Inc.	1,700	57,494
*	LifePoint Hospitals, Inc.	5,334	242,590
*	Ligand Pharmaceuticals, Inc. Class B	11,500	90,275
*	Lipid Sciences, Inc.	24,800	90,272
*	Luminex Corp.	30,409	308,955
*	Magellan Health Services, Inc.	24,408	865,264
* #	Martek Biosciences Corp.	20,400	1,040,400
*	Matria Healthcare, Inc.	24,899	902,589
*	Matrixx Initiatives, Inc.	16,000	211,200
*	Maxim Pharmaceuticals, Inc.	12,868	17,243
*	Maxygen, Inc.	37,007	328,992
*	Medarex, Inc.	68,100	684,405
*	MedCath Corp.	25,080	622,235
*	Medco Health Solutions, Inc.	18,000	886,860
*	Medical Action Industries, Inc.	15,747	269,589
*	Medical Staffing Network Holdings, Inc.	48,700	281,486
#	Medicis Pharmaceutical Corp. Class A	15,200	516,952
*	MEDTOX Scientific, Inc.	5,184	37,895
*	Memory Pharmaceuticals Corp.	2,630	5,997
*	Memry Corp.	26,500	69,960
	Mentor Corp.	23,400	1,230,840
*	Merge Technologies, Inc.	19,037	355,040
	Meridian Bioscience, Inc.	9,587	244,468
*	Merit Medical Systems, Inc.	28,511	498,087
*	Metropolitan Health Networks, Inc.	46,400	118,320
*	MGI Pharma, Inc.	22,400	603,904
*	Micro Therapeutics, Inc.	61,015	356,328
*	Microtek Medical Holdings, Inc.	65,900	230,650
* #	Milestone Scientific, Inc.	3,200	6,656
*	Molecular Devices Corp.	23,000	479,780
*	Molina Healthcare, Inc.	12,100	329,483
*	Myogen, Inc.	22,112	457,718
*	Myriad Genetics, Inc.	29,900	591,123
*	Nabi Biopharmaceuticals	49,117	661,606
* #	Nanogen, Inc.	68,400	231,192
*	Nastech Pharmaceutical Co., Inc.	23,600	335,828
*	National Dentex Corp.	3,900	78,078
	National Healthcare Corp.	300	10,875
	National Home Health Care Corp.	3,097	35,523
*	National Medical Health Card Systems, Inc.	5,100	143,769
	National Research Corp.	2,900	47,125
*	Natus Medical, Inc.	26,100	276,138
	NDCHealth Corp.	34,900	656,469
*	Nektar Therapeutics	50,322	859,500
*	Neogen Corp.	9,300	150,195

25

*	Neopharm, Inc.	29,321	394,367
*	Neose Technologies, Inc.	42,628	107,423
*	Neurocrine Biosciences, Inc.	9,405	430,749
*	Neurogen Corp.	56,893	381,183
*	New Brunswick Scientific Co., Inc.	3,751	21,305
*	NMT Medical, Inc.	18,100	179,009
*	North American Scientific, Inc.	7,400	17,390
*	Northfield Laboratories, Inc.	25,587	346,448
*	NovaMed, Inc.	35,385	251,234
* #	Novavax, Inc.	15,733	23,757
*	Noven Pharmaceuticals, Inc.	24,001	399,857
*	NPS Pharmaceuticals, Inc.	26,100	260,217
*	Nutraceutical International Corp.	19,600	289,100
*	NuVasive, Inc.	11,700	222,534
*	Nuvelo, Inc.	40,913	383,764
	NWH, Inc.	3,200	45,120
*	Odyssey Healthcare, Inc.	36,900	616,230
*	Omnicell, Inc.	31,622	286,179
*	Onyx Pharmaceuticals, Inc.	15,500	308,760
	Option Care, Inc.	34,912	472,010
*	OraSure Technologies, Inc.	34,700	321,669
*	Orchid Cellmark, Inc.	30,060	270,540
*	Orthologic Corp.	59,900	252,778
*	Oscient Pharmaceutical Corp.	85,200	195,960
*	OSI Pharmaceuticals, Inc.	9,000	295,200
*	Osteotech, Inc.	24,586	137,190
	Owens & Minor, Inc.	24,400	699,304
*	Oxigene, Inc.	33,900	170,856
*	PacifiCare Health Systems, Inc.	31,300	2,359,394
*	Pain Therapeutics, Inc.	61,186	376,294
*	PainCare Holdings, Inc.	82,100	327,579
*	Palomar Medical Technologies, Inc.	12,300	297,783
* #	Panacos Pharmaceuticals, Inc.	29,376	268,790
*	Par Pharmaceutical Companies, Inc.	23,500	567,995
*	Parexel International Corp.	35,800	693,804
*	PDI, Inc.	20,566	288,335
*	Pediatric Services of America, Inc.	11,700	159,120
*	Pediatrix Medical Group, Inc.	17,200	1,275,036
*	Penwest Pharmaceuticals Co.	26,304	384,828
	Perrigo Co.	50,000	716,500
*	Per-Se Technologies, Inc.	22,233	428,652
*	Pharmaceutical Products Development Service, Inc.	15,000	844,050
* #	Pharmacopia Drug Discovery, Inc.	13,750	50,463
*	Pharmacyclics, Inc.	33,600	302,064
*	Pharmion Corp.	22,600	561,610
*	PhotoMedex, Inc.	50,700	119,145
	PolyMedica Corp.	16,500	589,875
*	Possis Medical, Inc.	26,500	345,295
*	Pozen, Inc.	29,600	264,032
*	PRAECIS Pharmaceuticals, Inc.	37	22
*	Priority Healthcare Corp.	25,968	724,248
*	Progenics Pharmaceuticals, Inc.	16,952	399,728
*	Protein Design Labs, Inc.	43,100	1,152,494
*	ProxyMed, Inc.	5,305	27,215
*	PSS World Medical, Inc.	64,871	939,981
*	Psychiatric Solutions, Inc.	12,300	587,940
*	QuadraMed Corp.	18,800	32,900
*	Quidel Corp.	47,300	385,022
* #	Quigley Corp.	10,200	94,350
*	Quinton Cardiology Systems, Inc.	18,491	151,996
*	Radiation Therapy Services, Inc.	13,184	354,122
*	Radiologix, Inc.	31,300	126,765
*	Regeneration Technologies, Inc.	44,819	414,576
*	Regeneron Pharmaceuticals, Inc.	63,775	476,399
*	RegeneRx Biopharmaceuticals, Inc.	13,600	46,920
*	RehabCare Group, Inc.	22,800	512,316
*	Renal Care Group, Inc.	7,050	331,985
*	Renovis, Inc.	21,200	281,112
*	Repligen Corp.	31,615	123,615
*	Res-Care, Inc.	31,149	468,792
*	ResMed, Inc.	2,500	180,850
*	Respironics, Inc.	23,434	917,675
*	Rigel Pharmaceuticals, Inc.	14,400	289,872
*	Rita Medical Systems, Inc.	70,200	248,508
*	Rochester Medical Corp.	2,400	21,840

26

*	Sangamo BioSciences, Inc.	38,700	164,475
*	Santarus, Inc.	10,200	58,446
*	Savient Pharmaceuticals, Inc.	38,100	153,924
*	Schein (Henry), Inc.	20,400	850,476
*	Schick Technologies, Inc.	500	12,750
*	SciClone Pharmaceuticals, Inc.	65,253	335,400
*	Seattle Genetics, Inc.	61,000	358,070
*	Senesco Technologies, Inc.	9,100	15,379
*	Senomyx, Inc.	13,150	229,468
*	Sequenom, Inc.	3,100	2,325
*	SeraCare Life Sciences, Inc.	880	13,807
*	Serologicals Corp.	31,000	737,490
*	SFBC International, Inc.	16,750	681,223
*	Sierra Health Services, Inc.	19,600	1,319,080
* #	Sirna Therapeutics, Inc.	50,502	205,038
*	Sonic Innovations, Inc.	32,135	161,639
*	SonoSite, Inc.	18,500	662,300
*	Sonus Pharmaceuticals, Inc.	31,600	157,368
	Span-American Medical System, Inc.	200	2,240
*	Specialty Laboratories, Inc.	38,300	425,896
*	Spectranetics Corp.	25,900	229,474
* #	Spectrum Pharmaceuticals, Inc.	23,500	113,740
*	SRI/Surgical Express, Inc.	2,900	20,068
*	Staar Surgical Co.	36,979	188,963
	Steris Corp.	52,100	1,299,374
*	Stratagene Corp.	2,093	18,649
*	Strategic Diagnostics, Inc.	32,600	122,576
*	Sun Healthcare Group, Inc.	16,200	106,434
*	Sunrise Senior Living, Inc.	18,500	1,098,715
*	SuperGen, Inc.	65,365	441,867
* #	SurModics, Inc.	13,900	516,246
*	Sybron Dental Specialties, Inc.	21,400	829,678
*	Symbion, Inc.	20,187	540,406
*	Synovis Life Technologies, Inc.	18,200	169,260
*	Tanox, Inc.	61,000	804,590
*	Techne Corp.	14,000	797,580
*	Telik, Inc.	20,100	307,530
*	The Medicines Co.	23,500	519,820
*	Theragenics Corp.	51,400	159,340
*	Thermo Electron Corp.	2,925	81,608
*	Third Wave Technologies, Inc.	59,762	307,177
*	Thoratec Corp.	47,758	781,798
*	Threshold Pharmaceuticals, Inc.	6,300	72,828
* #	Titan Pharmaceuticals, Inc.	45,878	87,168
*	Triad Hospitals, Inc.	3,596	173,111
*	Trimeris, Inc.	22,117	254,124
*	TriPath Imaging, Inc.	39,231	311,102
*	Tripos, Inc.	7,234	30,817
*	TriZetto Group, Inc.	45,000	706,050
*	U.S. Physical Therapy, Inc.	16,700	315,296
*	United Surgical Partners International, Inc.	33,000	1,264,230
*	United Therapeutics Corp.	17,862	1,254,091
* #	Urologix, Inc.	23,612	105,073
	Utah Medical Products, Inc.	2,000	49,540
	Valeant Pharmaceuticals International	15,700	313,686
*	Varian, Inc.	30,700	1,092,920
* #	Vascular Solutions, Inc.	14,600	148,920
*	Vaxgen, Inc.	15,000	213,750
*	VCA Antech, Inc.	13,080	313,789
*	Ventana Medical Systems, Inc.	14,400	583,056
*	Ventiv Health, Inc.	31,600	717,320
*	Vertex Pharmaceuticals, Inc.	30,400	559,360
*	Viasys Healthcare, Inc.	21,560	580,611
*	Vical, Inc.	30,168	143,600
*	Vicuron Pharmaceuticals, Inc.	16,000	460,960
*	Virbac Corp.	9,500	36,575
*	Virologic, Inc.	100,338	244,825
*	ViroPharma, Inc.	28,996	488,293
*	VistaCare, Inc.	13,412	230,418
*	Vital Images, Inc.	16,050	313,296
	Vital Signs, Inc.	12,087	543,552
*	Vivus, Inc.	56,232	211,432
*	WebMD Corp.	6,500	71,240
	West Pharmaceutical Services, Inc.	18,400	521,640
*	Wright Medical Group, Inc.	25,200	609,084

27

	Young Innovations, Inc.	4,500	157,095
*	Zevex International, Inc.	600	2,916
*	Zila, Inc.	62,469	221,140
*	Zoll Medical Corp.	15,100	402,717
*	Zymogenetics, Inc.	35,500	597,820
Total Health Care
(Cost $104,318,980)			164,525,239

Financials — (10.1%)
	1st Source Corp.	16,879	402,227
	1st State Bancorp, Inc.	1,400	50,610
	21st Century Insurance Group	43,200	641,520
	ABC Bancorp	7,308	135,563
* #	Accredited Home Lenders Holding Co.	17,900	717,074
*	ACE Cash Express, Inc.	18,618	411,085
	Advanta Corp. Class A	9,900	265,419
	Advanta Corp. Class B Non-Voting	11,800	340,430
*	Aether Holdings, Inc.	69,610	251,292
*	Affiliated Managers Group, Inc.	16,500	1,198,065
	Alabama National Bancorporation	10,539	692,307
	Alfa Corp.	52,148	795,257
*	Allmerica Financial Corp.	35,800	1,457,418
	Amcore Financial, Inc.	16,461	508,316
	Amegy Bancorporation, Inc.	47,100	1,058,337
	Ameriana Bancorp	400	5,660
*	American Independence Corp.	5,224	68,121
*	American Physicians Capital, Inc.	12,000	530,520
	American Physicians Services Group, Inc.	500	6,400
*	American West Bancorporation	3,926	89,709
*	AmeriCredit Corp.	110,300	2,750,882
*	AmeriServe Financial, Inc.	27,110	135,550
	AmerUs Group Co.	9,800	542,136
	Anchor Bancorp Wisconsin, Inc.	18,709	570,063
*	Arch Capital Group, Ltd.	100	4,345
*	Argonaut Group, Inc.	37,231	927,424
	Arrow Financial Corp.	2,129	60,251
	Associated Banc-Corp	2,312	75,232
	ASTA Funding, Inc.	12,500	386,125
*	Atlantic American Corp.	5,300	15,105
#	Baldwin & Lyons, Inc. Class A	250	6,500
	Baldwin & Lyons, Inc. Class B	10,075	261,446
*	Bancinsurance Corp.	2,600	11,960
	BancorpSouth, Inc.	28,050	630,844
*	Bancshares of Florida, Inc.	6,300	124,740
	Bank of Granite Corp.	8,525	169,221
	Bank of The Ozarks, Inc.	11,641	388,227
	BankAtlantic Bancorp, Inc. Class A	29,400	501,270
	BankUnited Financial Corp. Class A	25,859	610,272
	Banner Corp.	10,610	295,064
	Bay View Capital Corp.	2,237	35,031
	Berkley (W.R.) Corp.	22,612	802,500
	Beverly Hills Bancorp, Inc.	9,011	93,985
*	BFC Financial Corp.	22,605	172,250
*	BNCCORP, Inc.	1,000	12,900
*	BNS Holding, Inc. Class A	1,280	8,640
	BOK Financial Corp.	1,621	76,171
	Boston Private Financial Holdings, Inc.	16,900	449,033
	Bristol West Holdings, Inc.	22,400	390,880
	Brookline Bancorp, Inc.	30,568	471,970
	Brown & Brown, Inc.	14,100	669,327
	California First National Bancorp	3,400	43,792
	Camco Financial Corp.	1,400	19,628
	Capital Corp. of the West	3,065	98,662
*	Capital Crossing Bank	5,800	216,108
#	Capital Properties, Inc.	550	13,035
	Capitol Bancorp, Ltd.	1,700	57,052
*	Cardinal Financial Corp.	35,730	356,943
	Cash America International, Inc.	28,700	601,839
	Cathay General Bancorp	20,904	703,838
	Center Financial Corp.	10,400	264,368
	Central Bancorp, Inc.	300	8,362
*	Central Coast Bancorp	756	15,816
	Central Pacific Financial Corp.	16,500	570,570
*	Ceres Group, Inc.	54,016	335,980
	CFS Bancorp, Inc.	8,800	121,264

28

	Charter Financial Corp.	1,500	51,480
	Chemical Financial Corp.	11,605	378,555
	Chittenden Corp.	28,945	780,357
	Citizens Banking Corp.	26,625	806,471
	Citizens First Bancorp, Inc.	4,700	103,729
	Citizens South Banking Corp.	2,500	30,875
*	Citizens, Inc.	63,585	457,812
	City Holding Co.	14,100	517,752
	City National Corp.	153	11,022
	Clark, Inc.	28,348	460,938
*	CNA Surety Corp.	50,569	632,112
#	CNB Financial Corp.	2,500	37,500
	CoBiz, Inc.	2,475	45,169
	Columbia Banking System, Inc.	14,809	390,661
	Comm Bancorp, Inc.	1,000	40,750
	Commerce Group, Inc.	7,100	414,072
	Commercial Bancshares, Inc.	781	30,459
	Commercial Capital Bancorp, Inc.	21,846	391,699
	Commercial Federal Corp.	15,400	522,214
#	Commercial National Financial Corp.	600	12,426
	Community Bancorp, Inc.	210	6,846
	Community Bank System, Inc.	14,700	347,361
	Community Trust Bancorp, Inc.	3,606	115,897
	Community West Bancshares	2,300	28,290
* #	CompuCredit Corp.	44,400	1,858,584
	Consolidated-Tokoma Land Co.	1,600	120,000
*	Consumer Portfolio Services, Inc.	15,600	76,565
	Corus Bankshares, Inc.	15,310	890,889
*	Credit Acceptance Corp.	40,300	557,147
	CVB Financial Corp.	23,611	467,498
*	Danielson Holding Corp.	48,890	621,881
*	Dearborn Bancorp, Inc.	1,403	35,917
	Delphi Financial Group, Inc. Class A	13,950	657,045
	Delta Financial Corp.	16,400	147,764
	Dime Community Bancshares	35,475	539,575
	Donegal Group, Inc. Class A	7,621	173,454
	Donegal Group, Inc. Class B	444	8,569
	Downey Financial Corp.	13,600	861,968
	East West Bancorp, Inc.	22,800	773,832
	EFC Bancorp, Inc.	900	30,951
*	E-Loan, Inc.	107,727	443,835
	EMC Insurance Group, Inc.	1,100	19,800
*	Encore Capital Group, Inc.	21,900	390,258
*	Epoch Holding Corp.	2,900	13,253
	ESB Financial Corp.	2,937	37,359
*	eSpeed, Inc.	35,683	272,975
*	EZCORP, Inc. Class A Non-Voting	1,000	16,330
	F.N.B. Corp.	31,072	562,714
	FBL Financial Group, Inc. Class A	12,200	365,634
	Federal Agriculture Mortgage Corporation	16,000	373,760
	Fidelity Bancorp, Inc.	292	5,548
	Fidelity Bankshares, Inc.	20,474	616,472
	Fidelity Southern Corp.	1,600	27,040
	Financial Federal Corp.	22,100	863,005
*	Financial Industries Corp.	10,541	80,375
*	Firebrand Financial Group, Inc.	1,700	144
*	First Acceptance Corp.	63,100	608,915
	First Albany Companies, Inc.	4,983	29,749
	First American Corp.	7,600	316,236
	First Bancorp	1,308	27,468
*	First Bank of Delaware	2,750	8,525
*	First Cash Financial Services, Inc.	21,000	504,000
	First Charter Corp.	17,300	404,474
	First Commonwealth Financial Corp.	40,353	554,854
	First Community Bancorp	11,145	526,044
	First Community Bancshares, Inc.	10,503	308,368
	First Defiance Financial Corp.	700	20,202
	First Federal Bancshares of Arkansas, Inc.	2,400	55,560
	First Federal Bankshares, Inc.	200	3,890
	First Financial Bancorp	25,262	454,716
	First Financial Bankshares, Inc.	3,333	115,488
	First Financial Corp.	1,800	52,164
	First Financial Holdings, Inc.	11,597	359,623
	First Financial Service Corp.	220	6,261
	First Indiana Corp.	12,206	411,220

29

*	First Investors Financial Services Group, Inc.	400	1,854
	First Keystone Financial, Inc.	200	3,986
*	First Mariner Bancorp	2,200	39,908
	First Merchants Corp.	14,062	365,612
	First Midwest Bancorp, Inc.	21,422	812,751
	First Mutual Bancshares, Inc.	92	2,377
	First Niagara Financial Group, Inc.	57,653	816,943
	First Oak Brook Bancshares, Inc.	6,450	195,951
	First PacTrust Bancorp, Inc.	1,300	34,190
	First Place Financial Corp.	11,567	245,452
	First Republic Bank	17,975	647,100
	First State Bancorporation	14,322	323,534
	First United Corp.	800	15,912
	First West Virginia Bancorp, Inc.	400	7,680
	FirstBank NW Corp.	545	15,211
*	FirstCity Financial Corp.	19,042	212,318
*	FirstFed Financial Corp.	14,800	851,740
	Flag Financial Corp.	1,600	24,400
	Flagstar Bancorp, Inc.	29,550	509,737
	Flushing Financial Corp.	18,350	320,207
	FNB Corp./North Carolina	1,400	29,358
	FNB Corporation/VA	439	12,569
	FNB Financial Services Corp.	1,593	27,113
	Foothill Independent Bancorp	2,182	46,084
*	FPIC Insurance Group, Inc.	14,002	489,930
*	Franklin Bank Corp.	31,700	573,453
	Fremont General Corp.	38,500	878,570
	Frontier Financial Corp.	9,087	270,883
	Fulton Financial Corp.	2,090	36,575
	GAMCO Investors, Inc.	3,700	165,982
	Gateway Financial Holdings, Inc.	5,450	98,100
	Glacier Bancorp, Inc.	15,637	465,670
	Gold Banc Corporation, Inc.	24,900	377,484
	Great American Financial Resources, Inc.	8,200	163,180
	Great Southern Bancorp, Inc.	2,000	60,760
*	Greater Atlantic Financial Corp.	1,300	6,890
	Greater Bay Bancorp	31,674	798,185
	Greater Communications Bancorp	2,205	35,059
*	Grubb & Ellis Co.	5,100	36,210
	GS Financial Corp.	400	7,020
	Guaranty Bancshares, Inc.	400	9,200
	Guaranty Federal Bancshares, Inc.	900	22,572
	Hancock Holding Co.	20,069	660,270
	Hanmi Financial Corp.	29,600	543,160
	Harbor Florida Bancshares, Inc.	22,100	804,882
	Harleysville Group, Inc.	16,300	369,684
	Harleysville National Corp.	25,350	569,111
	HCC Insurance Holdings, Inc.	18,450	491,692
	Heartland Financial USA, Inc.	8,466	165,087
	Heritage Commerce Corp.	4,700	96,585
	Heritage Financial Corp.	1,000	22,300
	HF Financial Corp.	770	13,821
	Hilb Rogal Hamilton Co.	20,900	736,098
	HMN Financial, Inc.	3,600	115,560
	Home Federal Bancorp	900	22,302
	HopFed Bancorp, Inc.	500	7,920
	Horace Mann Educators Corp.	19,100	373,978
	Horizon Financial Corp.	6,297	134,315
	Hudson United Bancorp	18,600	785,850
	IBERIABANK Corp.	8,925	450,712
	Independence Community Bank Corp.	34,971	1,196,008
	Independence Holding Co.	1,584	28,274
	Independent Bank Corp. MA	14,500	444,860
	Independent Bank Corp. MI	16,759	507,463
	Infinity Property & Casualty Corp.	10,600	344,712
	Integra Bank Corp.	16,555	379,937
	Interchange Financial Services Corp.	3,987	70,052
*	Investment Technology Group, Inc.	41,000	1,125,450
	Irwin Financial Corp.	18,800	394,800
*	ITLA Capital Corp.	2,300	123,625
	Jefferies Group, Inc.	24,600	971,208
*	Jones Lang LaSalle, Inc.	23,100	1,139,523
*	Kennedy-Wilson, Inc.	2,800	33,460
	KNBT Bancorp, Inc.	2,285	38,274
*	Knight Capital Group, Inc.	90,400	761,168

30

*	LaBranche & Co., Inc.	5,300	45,474
	Lakeland Bancorp, Inc.	93	1,412
	LandAmerica Financial Group, Inc.	9,100	537,992
	Landmark Bancorp, Inc.	120	3,025
	LSB Corp.	1,100	18,535
	MAF Bancorp, Inc.	28,320	1,215,778
	Main Street Banks, Inc.	20,074	537,782
*	Marlin Business Services, Inc.	3,286	75,578
	MASSBANK Corp.	900	31,185
*	Matrix Bancorp, Inc.	2,700	35,100
	MB Financial, Inc.	17,800	690,996
	MBT Financial Corp.	15,083	292,309
	MCG Capital Corp.	11,300	205,886
*	Meadowbrook Insurance Group, Inc.	48,200	257,870
	Medallion Financial Corp.	12,600	135,702
	Mercantile Bank Corp.	2,430	110,322
	Merchants Bancshares, Inc.	3,250	89,440
	Merchants Group, Inc.	1,400	37,380
	Meta Financial Group, Inc.	600	10,998
*	Metris Companies, Inc.	65,300	954,686
	MetroCorp. Bancshares, Inc.	1,400	33,110
	MFB Corp.	200	5,220
	MicroFinancial, Inc.	12,500	51,000
	Mid Penn Bancorp, Inc.	210	5,565
	Midland Co.	4,000	126,440
	Mid-State Bancshares	20,432	582,108
	Midwest Banc Holdings, Inc.	14,550	348,036
	Municipal Mortgage & Equity, L.L.C.	10,600	275,070
	Nara Bancorp, Inc.	13,035	181,578
	National Penn Bancshares, Inc.	20,296	534,800
	National Security Group, Inc.	1,000	20,000
*	National Western Life Insurance Co. Class A	1,700	334,866
*	Navigators Group, Inc.	16,018	593,627
	NBT Bancorp, Inc.	18,738	455,333
	NetBank, Inc.	28,156	243,831
	New Hampshire Thrift Bancshares, Inc.	200	2,870
	NewMil Bancorp, Inc.	1,600	48,736
* #	Newtek Business Services, Inc.	54,057	129,629
	North Central Bancshares, Inc.	400	15,040
	Northeast Bancorp	200	4,250
	Northrim BanCorp, Inc.	2,630	66,013
	Northway Financial, Inc.	200	6,726
	Northwest Bancorp, Inc.	29,446	668,424
	Norwood Financial Corp.	300	9,462
	NYMAGIC, Inc.	5,500	133,375
	Oak Hill Financial, Inc.	1,200	36,984
	OceanFirst Financial Corp.	11,929	277,946
*	Ocwen Financial Corp.	85,900	590,133
#	Odyssey Re Holdings Corp.	34,000	858,500
	Ohio Casualty Corp.	54,600	1,379,196
	Old National Bancorp	27,500	616,275
	Pacific Capital Bancorp	36,977	1,158,859
*	Pacific Mercantile Bancorp	4,200	68,880
*	Pacific Premier Bancorp, Inc.	4,020	49,567
	Parkvale Financial Corp.	1,200	33,810
	Partners Trust Financial Group, Inc.	4,719	55,920
*	Penn Treaty American Corp.	14,950	149,500
	Pennfed Financial Services, Inc.	1,600	30,752
	Peoples Community Bancorp	1,100	24,200
	PFF Bancorp, Inc.	14,170	421,274
*	Philadelphia Consolidated Holding Corp.	16,299	1,266,269
	Pinnacle Bancshares, Inc.	100	1,450
*	Pinnacle Financial Partners, Inc.	11,120	280,669
*	Piper Jaffray Companies, Inc.	16,800	512,232
*	PMA Capital Corp. Class A	46,200	406,560
	Pocahontas Bancorp, Inc.	1,600	21,120
*	Premier Financial Bancorp, Inc.	100	1,290
	Presidential Life Corp.	24,375	428,756
	Princeton National Bancorp, Inc.	1,400	46,060
	PrivateBancorp, Inc.	3,600	123,660
*	ProAssurance Corp.	26,400	1,162,920
	ProCentury Corp.	2,800	28,000
	Prosperity Bancshares, Inc.	18,437	538,729
	Provident Bankshares Corp.	19,181	655,031
	Provident Financial Holdings, Inc.	1,350	39,622

31

	Provident Financial Services, Inc.	15,799	280,906
	Provident New York Bancorp	45,781	549,372
*	PSB Bancorp, Inc.	500	7,200
	Pulaski Financial Corp.	2,100	37,170
	Rainier Pacific Financial Group, Inc.	400	6,760
	Renasant Corp.	10,966	341,372
	Republic Bancorp, Inc.	42,669	626,381
	Republic Bancorp, Inc. Class A	1,102	24,938
*	Republic First Bancorp, Inc.	3,080	39,732
*	Rewards Network, Inc.	44,600	282,318
	Riverview Bancorp, Inc.	900	19,800
	RLI Corp.	13,000	599,300
	Rome Bancorp, Inc.	7,200	73,728
*	RTW, Inc.	3,100	31,775
	S&T Bancorp, Inc.	14,268	544,039
	Salisbury Bancorp, Inc.	200	7,500
	Sanders Morris Harris Group, Inc.	21,000	355,530
	Sandy Spring Bancorp, Inc.	12,602	433,509
*	SCPIE Holdings, Inc.	900	12,654
	Seacoast Banking Corp. of Florida	12,101	267,311
*	Security National Financial Corp. Class A	1,852	6,056
	Selective Insurance Group, Inc.	13,500	639,090
*	Siebert Financial Corp.	8,500	25,670
	Simmons First National Corp. Class A	12,702	352,480
	Sky Financial Group, Inc.	1,238	34,602
	Sound Federal Bancorp, Inc.	5,658	93,583
	South Financial Group, Inc.	17,434	507,678
	Southern Missouri Bancorp, Inc.	400	5,796
	Southwest Bancorp, Inc.	12,255	283,213
	Southwest Georgia Financial Corp.	1,320	27,720
*	Standard Management Corp.	2,700	5,508
	State Auto Financial Corp.	25,200	767,844
	State Financial Services Corp. Class A	4,000	155,840
	Sterling Bancorp	13,843	306,761
	Sterling Bancshares, Inc.	39,740	595,703
*	Sterling Financial Corp.	20,590	794,156
	Stewart Information Services Corp.	13,400	644,138
*	Stifel Financial Corp.	16,500	423,225
*	Stratus Properties, Inc.	2,150	38,881
*	Sun Bancorp, Inc.	23,673	508,969
	Susquehanna Bancshares, Inc.	22,254	560,801
*	SVB Financial Group	26,200	1,232,448
	SWS Group, Inc.	12,698	206,850
	Synergy Financial Group, Inc.	7,400	90,650
	Teche Holding Co.	400	15,600
*	Tejon Ranch Co.	7,100	363,236
	Texas Regional Banchshares, Inc. Class A	27,467	813,298
	Texas United Bancshares, Inc.	575	11,327
	TF Financial Corp.	400	11,156
*	The Banc Corp.	30,580	326,289
	The Colonial BancGroup, Inc.	2,096	48,753
	The Phoenix Companies, Inc.	41,900	502,381
	TierOne Corp.	17,067	481,631
	Timberland Bancorp, Inc.	1,500	35,325
*	Tradestation Group, Inc.	33,600	301,392
*	Trammell Crow Co.	41,300	1,122,121
*	Triad Guaranty, Inc.	12,374	522,554
	Trico Bancshares	2,400	55,200
	TrustCo Bank Corp. NY	14,560	193,648
	Trustmark Corp.	30,734	847,029
	UCBH Holdings, Inc.	31,600	602,612
	UICI	39,400	1,215,884
	UMB Financial Corp.	9,105	599,564
	Umpqua Holdings Corp.	27,365	666,338
*	Unico American Corp.	1,200	10,800
	Union Community Bancorp	400	10,540
*	United America Indemnity, Ltd.	6,536	117,321
	United Bankshares, Inc.	19,607	694,088
	United Community Banks, Inc.	20,873	571,920
	United Community Financial Corp.	23,900	265,529
	United Financial Corp.	165	4,084
*	United Financial Mortgage Corp.	6,200	25,916
	United Fire & Casualty Co.	600	24,726
*	United PanAm Financial Corp.	6,500	179,660
	Unity Bancorp, Inc.	2,661	33,183

32

*	Universal American Financial Corp.	59,200	1,358,640
	Unizan Financial Corp.	10,573	278,070
	USB Holding Co., Inc.	4,074	96,595
*	Vesta Insurance Group, Inc.	14,000	29,400
	Waddell & Reed Financial, Inc.	8,900	172,482
	Washington Banking Co.	1,349	24,134
	Washington Savings Bank, FSB	500	4,925
	Washington Trust Bancorp, Inc.	11,854	337,839
	Webster Financial Corp.	3,036	139,413
	Wesbanco, Inc.	15,400	469,546
	West Bancorporation	13,371	245,224
	West Coast Bancorp	13,060	338,123
	Westamerica Bancorporation	513	26,784
	Westbank Corp.	661	10,926
	Westcorp, Inc.	13,560	837,330
	Westwood Holdings Group, Inc.	1,603	30,730
*	WFS Financial, Inc.	23,600	1,579,312
	Willow Grove Bancorp, Inc.	5,100	77,775
*	Wilshire Enterprises, Inc.	800	6,460
	Wintrust Financial Corp.	16,150	832,371
*	World Acceptance Corp.	22,900	586,011
	WVS Financial Corp.	500	8,285
	Yardville National Bancorp	7,100	252,760
	Zenith National Insurance Corp.	2,500	157,875
Total Financials
(Cost $78,728,817)			124,823,922

Energy — (8.1%)
*	Abraxas Petroleum Corp.	30,100	138,460
#	Arch Coal, Inc.	22,100	1,418,820
*	Atlas America, Inc.	11,983	554,933
* #	ATP Oil & Gas Corp.	28,200	892,812
*	Atwood Oceanics, Inc.	14,389	1,082,484
	Barnwell Industries, Inc.	400	27,000
	Berry Petroleum Corp. Class A	22,500	1,391,175
*	Bolt Technology Corp.	2,300	18,423
*	Brigham Exploration Co.	58,000	596,240
	Cabot Oil & Gas Corp.	29,450	1,271,945
*	Cal Dive International, Inc.	26,400	1,648,944
*	Callon Petroleum Co.	24,900	460,152
	CARBO Ceramics, Inc.	11,400	685,824
*	Carrizo Oil & Gas, Inc.	26,407	624,526
	Castle Energy Corp.	4,900	84,035
*	Cheniere Energy, Inc.	23,000	898,150
	Chesapeake Energy Corp.	146,800	4,640,348
*	Cimarex Energy Co.	36,716	1,569,242
*	Clayton Williams Energy, Inc.	12,600	472,878
*	Comstock Resources, Inc.	35,900	1,044,690
*	Contango Oil & Gas Co.	12,600	151,074
*	Dawson Geophysical Co.	1,900	56,886
*	Delta Petroleum Corp.	53,300	1,006,837
*	Denbury Resources, Inc.	42,530	1,923,632
*	Dril-Quip, Inc.	23,600	991,672
*	Edge Petroleum Corp.	26,700	525,723
*	Encore Acquisition Co.	42,300	1,426,779
*	Endeavour International Corp.	90,200	465,432
*	Energy Partners, Ltd.	37,000	888,000
	ENSCO International, Inc.	5,849	238,990
*	Forest Oil Corp.	34,130	1,534,143
	Frontier Oil Corp.	34,000	1,246,100
*	Gasco Energy, Inc.	41,000	236,570
*	Giant Industries, Inc.	18,000	886,500
*	Goodrich Petroleum Corp.	17,400	379,146
*	Grey Wolf, Inc.	144,700	1,133,001
	Gulf Island Fabrication, Inc.	13,541	365,607
*	Gulfmark Offshore, Inc.	27,500	819,225
*	Hanover Compressor Co.	77,000	1,164,240
*	Harvest Natural Resources, Inc.	50,384	513,413
	Helmerich & Payne, Inc.	19,000	1,128,980
	Holly Corp.	20,000	1,126,800
*	Houston Exploration Co.	24,547	1,445,818
*	Hydril Co.	11,600	794,600
* #	Infinity, Inc.	20,100	162,006
* #	Input/Output, Inc.	108,900	940,896
*	KCS Energy, Inc.	27,800	642,736

33

*	Key Energy Group, Inc.	100,300	1,408,463
* #	KFX, Inc.	51,200	821,760
*	Lone Star Technologies, Inc.	26,100	1,443,330
	Lufkin Industries, Inc.	8,600	396,804
	Maritrans, Inc.	1,700	49,844
	MarkWest Hydrocarbon, Inc.	2,904	72,484
	Massey Energy Co.	24,830	1,261,364
* #	Matrix Service Co.	30,000	226,200
*	Maverick Tube Corp.	37,100	1,181,635
* #	McMoran Exploration Co.	18,500	332,815
*	Meridian Resource Corp.	114,000	395,580
*	Mitcham Industries, Inc.	14,796	136,715
*	NATCO Group, Inc. Class A	19,200	390,720
*	National-Oilwell, Inc.	11,636	747,148
*	Natural Gas Services Group	5,800	116,580
*	Newfield Exploration Co.	342	16,149
*	Newpark Resources, Inc.	101,500	902,335
	Noble Energy, Inc.	18,227	1,606,528
*	NS Group, Inc.	25,000	1,040,500
*	Oceaneering International, Inc.	22,700	1,128,644
*	Offshore Logistics, Inc.	22,300	807,483
*	Oil States International, Inc.	43,800	1,518,108
* #	OMNI Energy Services Corp.	14,200	32,518
	Overseas Shipholding Group, Inc.	12,000	733,800
*	Parallel Petroleum Corp.	40,390	522,243
*	Parker Drilling Co.	111,500	899,805
	Patterson-UTI Energy, Inc.	31,249	1,063,091
	Penn Virginia Corp.	10,220	573,138
*	Petrohawk Energy Corp.	81,352	951,818
*	Petroleum Development Corp.	20,400	775,200
*	Pioneer Drilling Co.	1,600	24,960
*	Plains Exploration & Production Co.	64,371	2,384,946
	Pogo Producing Co.	6,800	380,800
*	Pride International, Inc.	37,000	936,100
	Range Resources Corp.	52,500	1,828,575
*	Remington Oil & Gas Corp.	23,600	909,308
*	Rentech, Inc.	53,050	144,296
	Resource America, Inc.	15,300	283,662
	Rowan Companies, Inc.	6,500	241,800
*	Royale Energy, Inc.	2,974	25,874
	RPC, Inc.	15,700	364,240
*	SEACOR Holdings, Inc.	22,347	1,597,810
*	Southwestern Energy Co.	48,100	2,784,990
*	Spinnaker Exploration Co.	29,800	1,340,106
	St. Mary Land & Exploration Co.	83,765	2,887,380
*	Stone Energy Corp.	27,384	1,434,648
*	Superior Energy Services, Inc.	62,100	1,361,232
*	Swift Energy Corp.	30,500	1,400,865
*	Syntroleum Corp.	44,683	666,670
	Tesoro Petroleum Corp.	51,600	2,982,480
* #	Teton Energy Corp.	15,000	94,500
*	TETRA Technologies, Inc.	38,025	1,083,712
*	TGC Industries, Inc.	5,400	54,810
*	Tipperary Corp.	4,600	34,132
*	Toreador Resources Corp.	3,200	101,920
*	Transmeridian Exploration, Inc.	1,300	3,406
*	TransMontaigne, Inc.	61,076	578,390
* #	Tri-Valley Corp.	20,100	202,005
*	U.S. Energy Corp. Wyoming	5,600	21,224
*	Unit Corp.	35,000	1,822,100
*	Universal Compression Holdings, Inc.	28,300	1,165,960
	USEC, Inc.	38,063	448,002
*	VAALCO Energy, Inc.	68,000	306,000
*	Veritas DGC, Inc.	36,100	1,160,976
	Vintage Petroleum, Inc.	51,500	1,979,145
	Western Gas Resources, Inc.	16,000	768,000
*	Westmoreland Coal Co.	8,400	197,820
*	W-H Energy Services, Inc.	32,600	1,057,870
*	Whiting Petroleum Corp.	25,164	1,090,104
	World Fuel Services Corp.	17,800	582,060
Total Energy
(Cost $38,314,623)			100,001,567

34

Materials — (4.7%)
*	AEP Industries, Inc.	10,400	212,992
	Airgas, Inc.	58,400	1,642,792
*	AK Steel Holding Corp.	113,200	894,280
	Albemarle Corp.	18,400	668,104
*	Aleris International, Inc.	28,386	672,464
	Allegheny Technologies, Inc.	24,079	665,062
	AMCOL International Corp.	21,600	410,400
*	American Pacific Corp.	2,900	18,183
#	American Vanguard Corp.	9,432	188,640
	Applied Extrusion Technologies, Inc.	156	0
	Aptargroup, Inc.	16,500	820,545
	Arch Chemicals, Inc.	21,940	543,234
	Atlantis Plastics, Inc.	3,400	33,592
*	Badger Paper Mills, Inc.	300	1,089
	Bairnco Corp.	2,000	23,320
	Balchem Corp.	2,700	83,430
*	Brush Engineered Materials, Inc.	26,800	430,408
*	Buckeye Technologies, Inc.	52,500	459,900
	Calgon Carbon Corp.	37,600	298,920
*	Caraustar Industries, Inc.	40,000	464,400
	Carpenter Technology Corp.	14,800	824,360
*	Castle (A.M.) & Co.	7,800	118,560
*	Century Aluminum Co.	27,941	676,172
*	CFC International, Inc.	600	9,486
*	Chaparral Steel Co.	10,900	243,288
	Chemtura Corp.	84,239	1,445,541
	Chesapeake Corp.	16,125	314,438
#	Cleveland-Cliffs, Inc.	21,100	1,499,788
*	Coeur d’Alene Mines Corp.	225,600	823,440
	Commercial Metals Co.	40,600	1,215,158
	Compass Minerals International, Inc.	12,400	305,164
*	Constar International, Inc.	16,860	43,836
*	Continental Materials Corp.	1,000	31,000
*	Core Molding Technologies, Inc.	1,800	11,952
*	Crown Holdings, Inc.	73,800	1,246,482
	Cytec Industries, Inc.	21,300	1,013,880
	Deltic Timber Corp.	10,800	449,280
*	Devcon International Corp.	600	6,450
	Eagle Materials, Inc.	9,200	1,036,288
	Eagle Materials, Inc. Class B	6,600	711,876
	Ferro Corp.	23,500	446,030
	Florida Rock Industries, Inc.	31,237	1,768,014
*	FMC Corp.	21,057	1,199,407
	Fuller (H.B.) Co.	14,700	482,307
	Georgia Gulf Corp.	31,600	881,640
	Gibraltar Industries, Inc.	29,450	630,819
	Glatfelter (P.H.) Co.	33,600	460,656
*	Graphic Packaging Corp.	126,300	415,527
	Greif, Inc. Class A	5,200	306,020
	Hawkins, Inc.	3,200	39,680
*	Headwaters, Inc.	29,000	1,116,500
*	Hecla Mining Co.	116,237	413,804
*	Hercules, Inc.	33,900	432,225
	Kronos Worldwide, Inc.	2,772	84,463
*	Landec Corp.	40,494	264,831
*	Lesco, Inc.	9,100	134,225
	Longview Fibre Co.	40,200	812,040
	Louisiana-Pacific Corp.	61,400	1,552,806
	Lyondell Chemical Co.	31,860	821,988
	MacDermid, Inc.	19,000	562,400
*	Material Sciences Corp.	24,300	369,603
*	Maxxam, Inc.	3,900	124,800
	Metal Management, Inc.	34,000	833,000
*	Metals USA, Inc.	26,115	514,466
	Minerals Technologies, Inc.	14,300	871,585
* #	Mines Management, Inc.	8,600	43,344
*	Mod-Pac Corp.	4,598	62,901
*	Mod-Pac Corp. Class B	168	2,016
	Myers Industries, Inc.	27,370	336,651
*	Nanophase Technologies Corp.	21,500	132,655
*	NewMarket Corp.	23,800	394,604
	Niagara Corp.	900	9,720
	NL Industries, Inc.	24,400	345,748
	NN, Inc.	10,300	125,969
	Northern Technologies International Corp.	5,100	29,070
*	Northwest Pipe Co.	3,900	110,955

35

	Olin Corp.	12,200	227,896
*	Olympic Steel, Inc.	17,300	287,180
*	OM Group, Inc.	31,900	621,412
*	OMNOVA Solutions, Inc.	34,700	163,090
*	Oregon Steel Mills, Inc.	41,500	932,920
*	Owens-Illinois, Inc.	73,200	1,888,560
	Packaging Dynamics Corp.	3,440	46,062
	Penford Corp.	500	7,250
*	Pioneer Companies, Inc.	9,300	205,716
*	PolyOne Corp.	80,700	547,953
	Pope & Talbot, Inc.	15,600	174,720
	Potlatch Corp.	13,900	750,600
	Quaker Chemical Corp.	8,980	159,305
	Quanex Corp.	13,650	839,612
	Reliance Steel & Aluminum Co.	16,100	772,800
	Roanoke Electric Steel Corp.	800	15,096
	Rock of Ages Corp.	1,600	8,832
	Rock-Tenn Co. Class A	28,900	440,436
#	Royal Gold, Inc.	13,200	315,216
*	RTI International Metals, Inc.	29,000	1,005,720
	Ryerson Tull, Inc.	20,500	421,070
	Schnitzer Steel Industries, Inc. Class A	13,450	384,670
	Schulman (A.), Inc.	25,600	466,176
	Schweitzer-Maudoit International, Inc.	11,600	267,032
	Scotts Co. Class A	12,000	983,760
	Sensient Technologies Corp.	21,200	397,924
	Silgan Holdings, Inc.	7,100	427,562
*	Southwall Technologies, Inc.	800	736
	Spartech Corp.	22,400	428,960
	Steel Dynamics, Inc.	36,800	1,160,304
	Steel Technologies, Inc.	10,000	234,100
*	Stillwater Mining Co.	77,400	621,522
	Summa Industries, Inc.	3,100	22,754
*	Symyx Technologies, Inc.	18,681	522,881
*	Terra Industries, Inc.	95,300	695,690
	Texas Industries, Inc.	11,400	681,834
*	The Mosaic Co.	39,168	632,563
* #	Titanium Metals Corp.	6,450	426,797
*	U.S. Concrete, Inc.	47,418	349,945
*	Universal Stainless & Alloy Products, Inc.	5,100	79,560
	Valhi, Inc.	16,900	296,426
	Vulcan International Corp.	200	11,300
	Wausau-Mosinee Paper Corp.	38,000	452,200
*	Webco Industries, Inc.	20	1,345
	Wellman, Inc.	26,800	186,260
*	Williams Industries, Inc.	1,500	5,904
	Worthington Industries, Inc.	30,770	556,937
* #	Zoltek Companies, Inc.	22,500	219,375
Total Materials
(Cost $33,969,706)			58,036,626

Consumer Staples — (2.7%)
*	7-Eleven, Inc.	8,400	238,056
	Alico, Inc.	700	36,393
	Alliance One International, Inc.	120,200	480,800
#	American Italian Pasta Co.	14,800	163,244
*	Atlantic Premium Brands, Ltd.	2,500	2,862
*	Boston Beer Co., Inc. Class A	9,700	227,950
*	Bridgford Foods Corp.	1,000	7,350
	Calavo Growers, Inc.	4,400	39,019
	Cal-Maine Foods, Inc.	17,800	122,108
	Casey’s General Stores, Inc.	28,800	583,200
	CCA Industries, Inc.	3,660	34,587
*	Central European Distribution Corp.	15,450	645,037
*	Central Garden & Pet Co.	17,100	847,134
*	Chattem, Inc.	23,000	891,020
	Chiquita Brands International, Inc.	37,400	942,480
	Church & Dwight Co., Inc.	18,100	690,696
	Corn Products International, Inc.	25,600	576,512
*	Cruzan International, Inc.	240	6,732
*	Cuisine Solutions, Inc.	4,500	33,480
*	Darling International, Inc.	81,300	305,688
	Delta & Pine Land Co.	14,800	379,324
	Dreyer’s Grand Ice Cream Holdings, Inc. Class A	9,247	756,127
*	Elizabeth Arden, Inc.	22,800	506,616

36

	Farmer Brothers Co.	3,000	62,820
	Flowers Foods, Inc.	36,225	986,407
*	Foodarama Supermarkets, Inc.	100	3,350
*	Fresh Brands, Inc.	1,200	8,484
*	Great Atlantic & Pacific Tea Co., Inc.	47,500	1,205,550
*	Green Mountain Coffee, Inc.	8,942	347,307
*	Griffin Land & Nurseries, Inc. Class A	1,200	29,028
*	Hain Celestial Group, Inc.	32,451	612,350
*	Hines Horticulture, Inc.	7,100	24,992
	Imperial Sugar Co. (New)	15,430	214,940
	Ingles Market, Inc. Class A	7,100	106,145
* #	Integrated Biopharma, Inc.	8,100	15,066
#	Inter Parfums, Inc.	14,965	277,002
*	Interstate Bakeries Corp.	37,200	425,940
	J & J Snack Foods Corp.	12,318	738,587
	J. M. Smucker Co.	10,434	497,910
*	Katy Industries, Inc.	300	843
	Lancaster Colony Corp.	19,020	870,165
	Lance, Inc.	29,600	503,200
	Longs Drug Stores Corp.	20,800	881,920
*	M&F Worldwide Corp.	31,100	460,280
#	Mannatech, Inc.	10,200	126,888
*	Maui Land & Pineapple Co., Inc.	7,700	263,186
*	Medifast, Inc.	17,105	70,302
	MGP Ingredients, Inc.	7,000	62,860
*	Monterey Pasta Co.	20,400	81,396
	Nash Finch Co.	11,900	499,800
*	National Beverage Corp.	7,800	59,826
*	Natrol, Inc.	5,100	12,750
	Nature’s Sunshine Products, Inc.	10,592	228,787
*	NBTY, Inc.	51,500	1,127,335
	Nu Skin Enterprises, Inc. Class A	18,200	388,388
	Oil-Dri Corp. of America	800	14,320
*	Omega Protein Corp.	36,771	283,504
* #	Parlux Fragrances, Inc.	13,500	423,495
*	Pathmark Stores, Inc.	43,800	473,040
*	Peet’s Coffee & Tea, Inc.	14,600	456,542
*	Performance Food Group Co.	39,200	1,214,024
	Pilgrim’s Pride Corp.	25,800	874,620
*	Playtex Products, Inc.	55,300	598,346
*	PriceSmart, Inc.	32,950	283,370
	Pyramid Breweries, Inc.	5,400	11,983
	Ralcorp Holdings, Inc.	26,100	1,157,535
* #	Redhook Ale Brewery, Inc.	5,500	16,885
#	Reliv International, Inc.	10,393	96,551
*	Revlon, Inc.	111,572	394,965
	Ruddick Corp.	30,400	710,448
*	San Filippo (John B.) & Son, Inc.	12,000	217,200
	Sanderson Farms, Inc.	11,500	424,695
*	Scheid Vineyards, Inc.	2,700	16,794
	Scope Industries	400	28,000
	Seaboard Corp.	270	346,680
*	Seneca Foods Corp. Class B	400	7,000
*	Smart & Final Food, Inc.	38,700	487,233
*	Smithfield Foods, Inc.	3,600	100,260
*	Spartan Stores, Inc.	33,120	339,149
*	Spectrum Brands, Inc.	18,800	529,220
*	Star Scientific, Inc.	69,417	265,867
	Stephan Co.	900	4,005
	Tasty Baking Co.	7,600	65,056
	The Topps Co., Inc.	38,700	397,062
*	Tofutti Brands, Inc.	800	2,528
	Tootsie Roll Industries, Inc.	15,226	485,100
*	United Natural Foods, Inc.	23,300	792,200
	United-Guardian, Inc.	900	7,155
	Universal Corp.	11,100	461,982
* #	USANA Health Services, Inc.	9,300	483,600
	Vector Group, Ltd.	6,935	138,700
*	Vermont Pure Holdings, Ltd.	1,500	2,850
	Village Super Market, Inc.	700	36,610
*	Vita Food Products, Inc.	1,600	4,248
	WD-40 Co.	10,000	288,400
*	Weider Nutrition International, Inc.	3,900	17,472
	Weis Markets, Inc.	14,393	542,904
*	Wild Oats Markets, Inc.	35,800	432,822
Total Consumer Staples
(Cost $20,511,059)			33,644,639

37

Utilities — (2.4%)
*	Allegheny Energy, Inc.	91,300	2,753,608
	ALLETE, Inc.	20,100	909,525
	American States Water Co.	14,066	450,534
*	Aquila, Inc.	214,400	861,888
	Artesian Resources Corp. Class A	1,662	49,860
	Atmos Energy Corp.	12,900	381,711
	Avista Corp.	21,100	410,184
*	BayCorp Holdings, Ltd.	239	2,366
	BIW, Ltd.	2,200	42,460
	Black Hills Corp.	14,200	591,430
	California Water Service Group	15,553	618,232
* #	Calpine Corp.	393,800	1,208,966
	Cascade Natural Gas Corp.	7,400	154,734
	Central Vermont Public Service Corp.	9,400	179,540
	CH Energy Group, Inc.	5,800	278,980
	Chesapeake Utilities Corp.	2,800	92,400
	Cleco Corp.	21,800	501,400
*	CMS Energy Corp.	115,106	1,853,207
	Connecticut Water Services, Inc.	1,800	46,044
	Delta Natural Gas Co., Inc.	1,300	36,595
	Duquesne Light Holdings, Inc.	26,200	475,530
*	Dynegy, Inc.	216,500	943,940
*	El Paso Electric Co.	55,900	1,171,664
	Empire District Electric Co.	21,000	498,750
	Energen Corp.	25,000	958,000
*	Energy West, Inc.	3,100	29,450
	EnergySouth, Inc.	4,850	135,752
*	Environmental Power Corp.	12,400	83,948
	Florida Public Utilities Co.	849	13,881
	Green Mountain Power Corp.	2,400	72,840
	IDACORP, Inc.	20,600	632,420
	Laclede Group, Inc.	13,900	449,248
	MGE Energy, Inc.	11,040	410,578
	Middlesex Water Co.	666	14,246
	New Jersey Resources Corp.	16,900	793,962
	Nicor, Inc.	15,300	633,573
	Northwest Natural Gas Co.	13,200	485,496
	NorthWestern Corp.	28,412	885,886
	Otter Tail Corp.	14,200	426,000
	Peoples Energy Corp.	14,800	615,236
	Piedmont Natural Gas Co.	7,600	186,656
	PNM Resources, Inc.	21,750	643,365
*	Reliant Energy, Inc.	62,500	781,250
	RGC Resources, Inc.	900	24,156
	SEMCO Energy, Inc.	13,900	96,327
* #	Sierra Pacific Resources	101,400	1,478,412
	South Jersey Industries, Inc.	12,216	359,883
*	Southern Union Co.	52,981	1,304,405
	Southwest Gas Corp.	18,000	493,560
	Southwest Water Co.	12,991	172,650
	UGI Corp.	26,000	718,900
	UIL Holdings Corp.	6,389	338,361
	Unisource Energy Corp.	14,700	489,216
	Westar Energy, Inc.	17,200	413,144
	WGL Holdings, Inc.	20,200	663,974
Total Utilities
(Cost $18,899,783)			29,318,323

Telecommunication Services — (1.3%)
*	@Road, Inc.	80,900	311,465
#	Alaska Communications Systems Group, Inc.	28,350	307,031
	Alltel Corp.	11,863	735,387
*	American Tower Corp.	64,600	1,540,064
*	Boston Communications Group, Inc.	2,000	3,760
* #	Broadwing Corp.	96,352	426,839
*	Centennial Communications Corp.	37,000	443,630
*	Cincinnati Bell, Inc.	115,000	497,950
*	Cogent Communications Group, Inc.	32,405	148,415
	Commonwealth Telephone Enterprises, Inc.	16,859	678,406
*	Crown Castle International Corp.	100,200	2,480,952
	CT Communications, Inc.	10,300	118,450

38

	D&E Communications, Inc.	6,297	63,348
*	Dobson Communications Corp.	67,415	513,028
*	General Communications, Inc. Class A	71,329	768,927
	Hector Communications Corp.	1,700	44,472
*	IDT Corp.	16,600	216,298
*	IDT Corp. Class B	69,000	912,870
*	LCC International, Inc. Class A	31,700	71,642
*	Moscow CableCom Corp.	1,000	6,000
*	Nextel Partners, Inc.	10,413	273,237
	North Pittsburgh Systems, Inc.	11,200	225,680
*	Premiere Global Services, Inc.	48,700	444,144
*	Price Communications Corp.	49,910	833,497
*	Rural Cellular Corp. Class A	9,500	98,325
*	SBA Communications Corp.	53,700	808,185
*	SunCom Wireless Holdings, Inc.	109,800	362,340
	SureWest Communications	10,700	294,785
*	TALK America Holdings, Inc.	39,800	364,966
*	Teleglobe International Holdings, Ltd.	1,550	6,681
*	Time Warner Telecom, Inc.	60,077	462,593
*	UbiquiTel, Inc.	75,100	651,117
*	US LEC Corp.	27,000	51,300
*	USA Mobility, Inc.	21,000	591,570
*	Wireless Facilities, Inc.	97,504	546,997
*	WQN, Inc.	1,900	2,926
*	Xeta Corp.	1,761	4,138
Total Telecommunication Services
(Cost $10,588,147)			16,311,415

Other — (0.0%)
*	Bush Industries, Inc. Escrow Shares	300	7
*	ePresence, Inc. Escrow Shares	8,100	1,053
*	Hoenig Group Escrow Shares	3,200	0
*	IMPATH Bankruptcy Liquidating Trust	14,800	64,972
*	Petrocorp, Inc. Escrow Shares	5,200	312
*	Tidel Technologies, Inc.	1,048	335
Total Other
(Cost $179,581)			66,679

TOTAL COMMON STOCKS
(Cost $710,663,895)			1,168,245,662

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/20	25	0
*	Del Global Technologies Corp. Warrants 03/28/08	442	707
*	Optical Cable Corp. Warrants 10/24/07	4,294	0
* #	RCN Corp. Warrants 12/21/06	31	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	133	0
*	Virologic, Inc. Contingent Value Rights	538	153
TOTAL RIGHTS/WARRANTS
(Cost $194)			860

		Face Amount
		(000)

BONDS — (0.0%)
*	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$1	0
(Cost $0)

39

TEMPORARY CASH INVESTMENTS — (5.2%)
 Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $55,240,000 U.S. Treasury Note 4.00%, 02/15/15, valued at $54,835,595) to be repurchased at $53,763,265 (Cost $53,757,979)	53,758	53,757,979

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $10,110,000 FHLMC Note 4.00%, 09/22/09, valued at $10,173,188) to be repurchased at $10,022,941 (Cost $10,022,000)	10,022	10,022,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $63,779,979)		63,779,979

TOTAL INVESTMENTS - (100.0%) (Cost $774,444,068) ††		$1,232,026,501

†           See Security Valuation Note.

*           Non-Income Producing Securities.

#           Total or Partial Securities on Loan.

          Security purchased with cash proceeds from securities on loan.

††         The cost for federal income tax purposes is $775,885,578.

40

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
UNITED KINGDOM — (20.0%)
COMMON STOCKS — (20.0%)
	Alliance & Leicester P.L.C.	79,000	$1,229,541
	Allied Domecq P.L.C.	80,900	1,012,088
	Amvescap P.L.C.	215,444	1,429,264
	Anglo America P.L.C.	816,732	20,728,654
	Arriva P.L.C.	107,620	1,098,967
	Associated British Foods P.L.C.	427,300	6,529,877
	Associated British Ports Holdings P.L.C.	187,900	1,571,223
	Aviva P.L.C.	1,228,415	13,612,135
	BAA P.L.C.	654,973	7,236,074
	BAE Systems P.L.C.	1,699,254	10,051,883
	Barratt Developments P.L.C.	122,817	1,566,739
	BBA Group P.L.C.	267,263	1,476,657
	Bellway P.L.C.	57,000	896,277
	BG Group P.L.C.	558,000	5,050,165
	Bovis Homes Group P.L.C.	66,000	734,198
	BPB P.L.C.	88,200	1,166,876
	Bradford & Bingley P.L.C.	249,656	1,465,119
	Brambles Industries P.L.C.	394,000	2,357,585
	Britannic P.L.C.	101,500	1,136,877
*	British Airways P.L.C.	601,931	3,016,712
	British Land Co. P.L.C.	289,413	4,622,805
	Brixton P.L.C.	139,200	939,355
	Cable and Wireless P.L.C.	821,227	2,245,829
	Carnival P.L.C.	13,300	689,946
	Carphone Warehouse Group P.L.C.	100,000	342,896
*	Chorion P.L.C.	38	239
* #	Colt Telecom Group P.L.C.	856,000	963,764
*	Corus Group P.L.C.	2,532,150	2,183,776
	De Vere Group P.L.C.	19,737	216,405
*	Dimension Data Holdings P.L.C.	587,000	402,702
	Dixons Group P.L.C.	666,805	1,825,660
	DS Smith P.L.C.	220,800	652,398
*	Easyjet P.L.C.	205,323	1,084,775
*	Egg P.L.C.	71,932	142,068
	FKI P.L.C.	332,000	635,452
	Friends Provident P.L.C.	1,077,866	3,385,785
	GKN P.L.C.	350,004	1,821,099
	Great Universal Stores P.L.C.	105,266	1,731,681
	Greene King P.L.C.	41,000	979,423
	Hammerson P.L.C.	157,600	2,560,352
	Hanson P.L.C.	432,673	4,526,155
	HBOS P.L.C.	189,910	2,986,626
*	Henderson Group P.L.C.	220,500	275,043
	Hilton Group P.L.C.	967,260	5,502,011
	IMI P.L.C.	57,000	454,696
	Intercontinental Hotels Group P.L.C.	263,546	3,555,058
	International Power P.L.C.	852,250	3,582,985
	Isoft Group P.L.C.	73,395	605,645
	ITV P.L.C.	2,026,688	4,268,825
	Johnson Matthey P.L.C.	5,321	109,022
	Kesa Electricals P.L.C.	85,791	406,308
	Kingfisher P.L.C.	837,051	3,808,220
	Land Securities Group P.L.C.	249,182	6,393,606
	Liberty International P.L.C.	177,700	3,105,376
	London Merchant Securities P.L.C.	128,173	505,170
	Lonmin P.L.C.	2,306	49,339
	Marks & Spencer Group P.L.C.	350,751	2,263,414
	Mersey Docks & Harbour Co. P.L.C.	40,360	712,853
	MFI Furniture Group P.L.C.	140,317	293,582
	Millennium and Copthorne Hotels P.L.C.	156,573	1,059,041
	Mitchells & Butlers P.L.C.	296,123	1,957,597
	Morrison (Wm.) Supermarkets P.L.C.	283,669	925,266
	Northern Foods P.L.C.	27,000	73,942
	Northern Rock P.L.C.	25,000	365,795

1

	O2 P.L.C.	4,595,000	12,724,152
	Pearson P.L.C.	431,530	5,217,339
	Peninsular & Oriental Steam Navigation P.L.C.	413,710	2,371,298
	Persimmon P.L.C.	152,773	2,289,883
	Pilkington P.L.C.	772,588	1,842,909
	Quintain Estates & Development P.L.C.	66,315	691,066
	Rank Group P.L.C.	59,850	307,461
	Rio Tinto P.L.C.	18,664	663,160
*	Rolls Royce Group P.L.C.	921,872	5,625,279
	Royal & Sun Alliance Insurance Group P.L.C.	1,148,224	1,925,653
	Sabmiller P.L.C.	108,976	1,926,518
	Sainsbury (J.) P.L.C.	963,031	4,933,676
	Schroders P.L.C.	117,000	1,843,676
	Scottish & Newcastle P.L.C.	500,670	4,160,895
	Scottish Power P.L.C.	1,059,052	9,608,680
	Shire Pharmaceuticals Group P.L.C.	252,000	3,169,038
	Signet Group P.L.C.	47,556	93,681
	Slough Estates P.L.C.	238,000	2,360,524
	Smith (WH) P.L.C.	75,600	504,261
	Somerfield P.L.C.	284,129	1,021,203
	Stagecoach Group P.L.C.	562,048	1,096,044
	Stanley Leisure P.L.C.	69,055	735,278
	Tate & Lyle P.L.C.	247,930	2,064,112
	Taylor Woodrow P.L.C.	329,527	1,906,483
*	The Berkeley Group Holdings P.L.C.	69,621	1,090,994
	Trinity Mirror P.L.C.	166,578	1,869,190
	Urbium P.L.C.	23	413
	Vodafone Group P.L.C.	18,376,126	50,311,933
	Westbury P.L.C.	58,674	476,504
	Whitbread P.L.C.	153,417	2,765,740
	Wilson Bowden P.L.C.	48,000	990,535
	Wimpey (George) P.L.C.	227,205	1,684,701
	Wolverhampton & Dudley Breweries P.L.C.	37,368	771,345
	Woolworths Group P.L.C.	764,448	496,090
	WPP Group P.L.C.	324,000	3,359,532
	XANSA P.L.C.	2,938	4,568
	Xstrata P.L.C.	207,853	4,887,942
TOTAL — UNITED KINGDOM (Cost $216,769,939)			296,370,652

JAPAN — (16.5%)
COMMON STOCKS — (16.5%)
	Acom Co., Ltd.	13,300	879,992
	Aichi Bank, Ltd.	2,200	228,680
	Aichi Steel Corp.	74,000	449,684
	AIOI Insurance Co., Ltd.	247,700	1,402,935
	Aisin Seiki Co., Ltd.	91,600	2,343,774
	Akita Bank, Ltd.	57,000	270,340
	Alfresa Holdings Corp.	2,800	116,973
	Alpine Electronics, Inc.	19,200	303,481
	Alps Electric Co., Ltd.	31,000	506,443
	Amada Co., Ltd.	126,000	978,914
	Amano Corp.	8,000	121,774
	Anritsu Corp.	47,000	265,722
	Aoyama Trading Co., Ltd.	20,100	548,275
	Asahi Breweries, Ltd.	84,000	1,038,543
	Asahi Denka Kogyo KK	5,000	56,233
	Asahi Kasei Corp.	109,000	513,221
	Asatsu-Dk, Inc.	15,800	466,750
*	Ashikaga Financial Group, Inc.	90,000	0
	Autobacs Seven Co., Ltd.	11,000	425,457
	Awa Bank, Ltd.	64,000	379,209
	Bank of Iwate, Ltd.	5,800	361,263
	Bank of Kyoto, Ltd.	101,000	895,194
	Bank of Nagoya, Ltd.	64,000	406,619
	Bosch Automotive Systems Corp.	16,000	85,758
	Canon Sales Co., Inc.	22,000	430,217
	Casio Computer Co., Ltd.	13,000	184,036
	Chiba Bank, Ltd.	268,000	1,921,399
	Chudenko Corp.	21,400	348,845
	Chugoku Bank, Ltd.	77,400	979,713
	Citizen Watch Co., Ltd.	82,000	662,547

2

	Coca-Cola West Japan Co., Ltd.	27,200	618,827
	Comsys Holdings Corp.	46,000	489,129
	Cosmo Oil Co., Ltd.	235,000	1,171,565
	Dai Nippon Ink & Chemicals, Inc.	229,000	720,095
	Dai Nippon Pharmaceutical Co., Ltd.	50,000	603,780
	Dai Nippon Printing Co., Ltd.	160,000	2,563,300
	Daibiru Corp.	23,000	170,015
	Daicel Chemical Industries, Ltd.	136,000	820,716
	Daido Steel Co., Ltd.	162,000	820,607
*	Daiei, Inc.	1,000	18,784
	Daihatsu Motor Co., Ltd.	166,000	1,462,745
	Dai-Ichi Pharmaceutical Co., Ltd.	36,900	865,752
	Daio Paper Corp.	15,000	116,750
	Daishi Bank, Ltd.	120,000	551,469
	Daiwa House Industry Co., Ltd.	202,200	2,466,591
	Daiwa Securities Co., Ltd.	17,000	116,127
	Denki Kagaku Kogyo KK	4,000	15,768
	Ebara Corp.	111,000	427,572
	Edion Corp.	12,800	178,738
	Eighteenth Bank, Ltd.	2,000	9,445
	Ezaki Glico Co., Ltd.	45,000	369,534
	Fuji Electric Co., Ltd.	229,000	856,561
	Fuji Fire & Marine Insurance Co., Ltd.	155,000	505,271
	Fuji Heavy Industries, Ltd.	248,000	1,082,966
	Fuji Oil Co., Ltd.	26,100	252,067
	Fuji Photo Film Co., Ltd.	216,000	7,028,703
	Fuji Television Network, Inc.	126	286,802
	Fujikura, Ltd.	122,000	704,528
	Fujitsu, Ltd.	127,000	761,333
	Fukui Bank, Ltd.	36,000	145,342
	Fukuoka Bank, Ltd.	201,000	1,281,806
	Fukuyama Transporting Co., Ltd.	104,000	393,463
*	Furukawa Electric Co., Ltd.	33,000	156,532
	Futaba Corp.	10,000	255,785
	Futaba Industrial Co., Ltd.	24,000	470,767
	Glory, Ltd.	23,500	406,981
	Gunma Bank, Ltd.	162,000	963,547
	Gunze, Ltd.	87,000	427,017
	Hachijuni Bank, Ltd.	173,000	1,201,889
	Hankyu Corp.	218,000	768,628
	Hankyu Department Stores, Inc.	41,000	287,352
	Hanshin Electric Railway Co., Ltd.	102,000	428,118
	Heiwa Corp.	42,800	644,421
	Higo Bank, Ltd.	91,000	651,949
	Hino Motors, Ltd.	14,000	89,745
	Hiroshima Bank, Ltd.	132,000	652,670
	Hitachi Cable, Ltd.	146,000	617,822
	Hitachi High-Technologies Corp.	9,000	146,718
	Hitachi Koki Co., Ltd.	4,000	45,699
	Hitachi Kokusai Electric, Inc.	31,000	286,208
	Hitachi Maxell, Ltd.	37,100	470,386
	Hitachi Metals, Ltd.	58,000	452,998
	Hitachi Software Engineering Co., Ltd.	12,000	203,028
	Hitachi Transport System, Ltd.	24,000	214,391
	Hitachi, Ltd.	1,497,000	9,202,666
	Hokkoku Bank, Ltd.	108,000	503,269
	Hokuetsu Paper Mills, Ltd.	61,000	336,913
	Hokugin Financial Group, Inc.	131,000	395,962
	Hosiden Corp.	800	7,995
	House Foods Corp.	41,000	626,905
	Hyakugo Bank, Ltd.	80,000	513,176
	Hyakujishi Bank, Ltd.	90,000	494,989
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	398,000	645,089
	Itochu Corp.	134,000	808,260
	Itoham Foods, Inc.	78,000	322,073
	Iyo Bank, Ltd.	99,000	876,729
	Japan Airport Terminal Co., Ltd.	27,000	267,931
	Joyo Bank, Ltd.	274,000	1,501,730
	JSAT Corp.	40	92,049
	Juroku Bank, Ltd.	127,000	789,365
	Kadokawa Holdings, Inc.	1,900	59,680
	Kagoshima Bank, Ltd.	62,000	464,131
	Kamigumi Co., Ltd.	102,000	778,980
	Kandenko Co., Ltd.	69,000	454,029
	Kansai Paint Co., Ltd., Osaka	57,000	363,308

3

Kanto Auto Works, Ltd., Yokosuka	11,200	142,821
Katokichi Co., Ltd.	51,900	353,096
Kawasaki Heavy Industries, Ltd.	681,000	1,468,650
Keiyo Bank, Ltd.	63,000	334,933
Kikkoman Corp.	73,000	717,917
Kinden Corp.	90,000	716,701
Kirin Brewery Co., Ltd.	322,000	3,246,094
Kissei Pharmaceutical Co., Ltd.	21,000	408,639
Kobe Steel, Ltd.	1,306,000	3,114,481
Koito Manufacturing Co., Ltd.	48,000	519,852
Kokuyo Co., Ltd.	48,000	651,061
Komatsu, Ltd.	154,000	1,721,204
Komori Corp.	27,000	450,771
Konica Corp.	18,000	174,138
Kubota Corp.	147,000	918,131
Kuraray Co., Ltd.	121,000	1,070,087
Kuraya Sanseido, Inc.	41,300	547,632
Kureha Chemical Industry Co., Ltd.	58,000	265,141
Kyocera Corp.	38,500	2,683,991
KYORIN Pharmaceutical Co., Ltd.	25,000	319,688
Lintec Corp.	2,000	31,554
Lion Corp.	36,000	212,375
Maeda Corp.	38,000	223,249
Makita Corp.	55,000	1,099,177
Marubeni Corp.	400,000	1,681,381
Marui Co., Ltd.	113,100	1,859,684
Maruichi Steel Tube, Ltd.	36,000	808,578
Matsushita Electric Industrial Co., Ltd.	1,031,998	18,081,343
Matsushita Electric Works, Ltd.	177,000	1,666,540
Meiji Seika Kaisha, Ltd. Tokyo	122,000	615,198
Michinoku Bank, Ltd.	45,000	218,946
Millea Holdings, Inc.	646	9,493,436
Mitsubishi Gas Chemical Co., Inc.	148,000	969,953
Mitsubishi Heavy Industries, Ltd.	1,340,000	3,779,885
Mitsubishi Logistics Corp.	51,000	553,670
Mitsubishi Materials Corp.	348,000	1,015,219
Mitsubishi Securities Co., Ltd.	126,000	1,209,911
Mitsui Chemicals, Inc.	195,000	1,155,494
Mitsui Engineering and Shipbuilding Co., Ltd.	407,000	849,528
Mitsui Marine & Fire Insurance Co., Ltd.	602,000	6,151,760
Mitsui Trust Holdings, Inc.	170,000	1,917,755
Mitsumi Electric Co., Ltd.	21,700	224,032
Mori Seiki Co., Ltd.	25,500	319,927
Morinaga Milk Industry Co., Ltd.	69,000	262,074
Musashino Bank, Ltd.	10,000	482,530
Nagase & Co., Ltd.	41,000	444,071
Namco, Ltd.	7,600	125,687
Nanto Bank, Ltd.	86,000	485,375
NGK Insulators, Ltd.	113,000	1,220,871
NGK Spark Plug Co., Ltd.	70,000	975,203
Nichicon Corp.	30,200	451,576
Nichirei Corp.	65,000	265,720
Nifco, Inc.	17,000	277,450
Nihon Unisys, Ltd.	32,700	321,124
Nikko Cordial Corp.	128,000	634,246
Nippon Express Co., Ltd.	140,000	628,170
Nippon Kayaku Co., Ltd.	68,000	494,629
Nippon Meat Packers, Inc., Osaka	70,000	753,675
Nippon Mining Holdings, Inc.	148,000	1,004,768
Nippon Mitsubishi Oil Corp.	479,800	3,877,020
Nippon Paint Co., Ltd.	84,000	318,637
Nippon Sheet Glass Co., Ltd.	165,000	718,675
Nippon Shinpan Co., Ltd.	90,000	600,624
Nippon Shokubai Co., Ltd.	58,000	570,398
Nippon Steel Corp.	353,000	1,038,181
Nippon Suisan Kaisha, Ltd.	55,000	201,312
Nippon Television Network Corp.	8,040	1,157,446
Nippon Unipac Holding, Tokyo	223	845,630
Nipponkoa Insurance Co., Ltd.	173,000	1,225,778
Nishimatsu Construction Co., Ltd.	103,000	395,543
Nishi-Nippon Bank, Ltd.	20,000	85,262
Nissay Dowa General Insurance Co., Ltd.	125,000	685,675
Nisshin Seifun Group, Inc.	72,000	783,757
Nisshin Steel Co., Ltd.	305,000	886,494
Nisshinbo Industries, Inc.	80,000	643,753

4

* #	Nissho Iwai-Nichmen Holdings Corp.	56,700	297,783
	Noritsu Koki Co., Ltd.	3,000	56,474
	Noritz Corp.	1,000	16,608
	NSK, Ltd.	159,000	864,315
	NTN Corp.	96,000	589,776
	Obayashi Corp.	192,000	1,194,507
	Ogaki Kyoritsu Bank, Ltd.	11,000	66,358
	Oita Bank, Ltd.	28,000	200,187
	Oji Paper Co., Ltd.	185,000	973,077
	Okumura Corp.	85,000	528,940
	Onward Kashiyama Co., Ltd.	84,000	1,261,522
	PanaHome Corp.	55,000	302,524
	Pioneer Electronic Corp.	37,100	578,384
	Q.P. Corp.	47,700	418,706
	Rengo Co., Ltd.	70,000	395,947
*	Resona Holdings, Inc.	267	576,073
	Rinnai Corp.	16,100	376,233
	Ryosan Co., Ltd.	7,000	176,379
	Sakata Seed Corp.	5,000	69,538
	San In Godo Bank, Ltd.	53,000	508,967
	Sankyo Co., Ltd.	40,000	814,429
	Santen Pharmaceutical Co., Ltd.	18,500	475,170
	Sanwa Shutter Corp.	48,000	287,961
	Sanyo Electric Co., Ltd.	478,000	1,263,024
	Sanyo Shinpan Finance Co., Ltd.	14,000	994,179
	Sapporo Breweries, Ltd.	94,000	432,909
	Sapporo Hokuyo Holdings, Inc.	112	919,298
	Seino Transportation Co., Ltd.	65,000	584,746
	Sekisui Chemical Co., Ltd.	171,000	1,112,552
	Sekisui House, Ltd.	224,000	2,476,506
	Seventy-seven (77) Bank, Ltd.	117,000	798,911
	SFCG Co., Ltd.	4,370	1,053,873
	Shiga Bank, Ltd.	93,000	585,252
	Shikoku Bank, Ltd.	52,000	265,678
	Shima Seiki Manufacturing Co., Ltd.	2,000	50,819
	Shimachu Co., Ltd.	19,100	485,410
	Shimadzu Corp.	22,000	139,543
	Shinko Securities Co., Ltd.	397,000	1,341,344
	Shizuoka Bank, Ltd.	237,000	2,168,235
	Showa Denko KK	78,000	235,582
	Showa Shell Sekiyu KK	45,000	520,425
	Sohgo Security Services Co., Ltd.	20,100	271,279
	Sumitomo Bakelite Co., Ltd.	23,000	154,193
	Sumitomo Corp.	205,000	1,951,230
	Sumitomo Electric Industries, Ltd.	237,000	2,932,636
	Sumitomo Forestry Co., Ltd.	50,000	499,975
	Sumitomo Metal Mining Co., Ltd.	107,000	817,397
	Sumitomo Mitsui Financial Group, Inc.	43	359,351
	Sumitomo Osaka Cement Co., Ltd.	135,000	382,245
	Sumitomo Rubber	86,000	912,025
	Suzuken Co., Ltd.	28,100	792,036
	Suzuki Motor Corp.	27,000	469,857
	Taiheiyo Cement Corp.	284,000	962,730
	Taisei Corp.	166,000	607,364
	Taiyo Yuden Co., Ltd.	34,000	405,370
	Takara Standard Co., Ltd.	63,000	401,978
	Takashimaya Co., Ltd.	76,000	845,502
	Takefuji Corp.	45,210	3,177,548
	Tanabe Seiyaku Co., Ltd.	13,000	125,874
	Teijin, Ltd.	294,000	1,567,759
	Teikoku Oil Co., Ltd.	91,000	768,058
	The Nisshin Oillio Group, Ltd.	33,000	203,651
	Toda Corp.	120,000	551,536
	Toho Bank, Ltd.	64,000	285,708
	Tokai Tokyo Securities Co., Ltd.	81,000	265,277
	Tokuyama Corp.	75,000	659,074
	Tokyo Broadcasting System, Inc.	66,000	1,277,920
	Tokyo Dome Corp.	40,000	209,334
	Tokyo Steel Manufacturing Co., Ltd.	49,100	714,848
	Tokyo Style Co., Ltd.	50,000	529,578
	Tokyo Tatemono Co., Ltd.	68,000	511,464
	Toppan Printing Co., Ltd.	221,000	2,212,444
	Toray Industries, Inc.	232,000	1,066,625
	Toshiba TEC Corp.	96,000	427,482
	Tostem Inax Holding Corp.	82,840	1,404,862

5

	Toto, Ltd.	74,000	591,088
	Toyo Ink Manufacturing Co., Ltd.	89,000	374,949
	Toyo Seikan Kaisha, Ltd.	73,000	1,102,264
	Toyo Suisan Kaisha, Ltd.	31,000	547,859
	Toyoda Machine Works, Ltd.	20,000	221,271
	Toyota Auto Body Co., Ltd.	32,000	585,008
	Toyota Industries Corp.	83,600	2,373,247
	TV Asahi Corp.	182	440,024
	UFJ Tsubasa Securities Co., Ltd.	62,000	248,787
	UNY Co., Ltd.	91,000	1,076,947
	Victor Co. of Japan, Ltd.	42,000	265,754
	Wacoal Corp.	54,000	738,704
	Yamagata Bank, Ltd.	52,000	276,171
	Yamaguchi Bank, Ltd.	74,000	939,447
	Yamaha Corp.	41,500	717,837
	Yamanashi Chuo Bank, Ltd.	55,000	344,249
	Yamatake Corp.	3,500	62,658
	Yamato Kogyo Co., Ltd.	8,000	114,715
	Yamazaki Baking Co., Ltd.	107,000	916,140
	Yasuda Fire & Marine Insurance Co., Ltd.	304,840	3,510,067
#	Yasuda Trust & Banking Co., Ltd.	517,000	935,155
	Yodogawa Steel Works, Ltd.	39,000	234,231
	Yokohama Rubber Co., Ltd.	127,000	571,744
	York-Benimaru Co., Ltd.	12,000	357,076
TOTAL COMMON STOCKS (Cost $177,522,507)			244,348,745

INVESTMENT IN CURRENCY — (0.0%)
*	Japanese Yen		5,008
(Cost $4,986)
TOTAL — JAPAN (Cost $177,527,493)			244,353,753

FRANCE — (11.7%)
COMMON STOCKS — (11.7%)
	Accor SA	7,550	399,324
	Air France	157,437	2,578,093
	Air Liquide SA Primes De Fid 02	2,553	442,209
	Arcelor SA	30,300	669,882
	Assurances Generales de France (AGF)	131,350	11,480,840
	AXA	775,386	20,711,651
	BNP Paribas SA	425,473	31,068,197
	Bongrain SA	2,870	178,809
	Bouygues	20,545	919,552
*	Business Objects SA	37,144	1,236,732
*	Cap Gemini SA	59,817	1,974,573
	Casino Guichard Perrachon	10,141	713,554
* #	Club Mediterranee SA	3,600	173,023
	CNP Assurances	11,323	782,030
	Compagnie de Saint-Gobain	128,528	7,844,698
	Compagnie Francaise d’Etudes et de Construction Technip SA	33,072	1,900,112
	Credit Agricole SA	45,600	1,219,822
	Credit Industriel et Commercial	3,760	742,425
	Dior (Christian) SA	11,044	887,039
	Eiffage SA	12,699	1,202,576
	Esso SA	2,900	643,391
	Euler-Hermes SA	4,001	328,728
	Eurafrance	5,435	563,629
*	European Aeronautic Defence & Space Co.	128,359	4,353,412
#	Faurecia SA	14,460	1,066,149
	Fimalac SA	20,563	1,138,660
	France Telecom SA	49,236	1,488,608
	Fromageries Bel SA	500	90,986
	Generale des Establissements Michelin SA Series B	41,295	2,520,889
	Havas SA	116,035	635,405
	Imerys SA	18,000	1,327,751
	LaFarge SA	63,533	5,927,917
	LaFarge SA Prime Fidelity	12,295	1,139,142
	Lagardere S.C.A. SA	14,400	1,033,847
	Nexans	4,485	202,657
	Pernod-Ricard SA	7,875	1,368,854
	Peugeot SA	98,698	6,158,250
	Pinault Printemps Redoute SA	60,708	6,527,918

6

	Remy Cointreau SA	27,450	1,272,290
	Renault SA	116,929	10,394,554
	Sagem SA	10	208
	Schneider SA	72,640	5,732,851
	Scor SA	168,769	333,521
	SEB SA Prime Fidelite 2002	880	99,314
	SEB SA Prime Fidelity	1,430	153,220
	Societe BIC SA	19,397	1,145,596
	Societe des Ciments de Francais	11,384	1,222,720
	Societe du Louvre SA	400	71,880
	Societe Generale Paris	46,221	5,011,615
	Sodexho Alliance SA	68,892	2,403,648
	Suez (ex Suez Lyonnaise des Eaux)	177,750	5,201,646
	Thales SA	1,800	81,804
	Thomson Multimedia	93,226	2,097,409
	Unibail SA	13,937	2,002,398
	Valeo SA	29,941	1,234,333
	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	1,660	697,515
	Veolia Environnement SA	40,500	1,659,355
	Vinci SA	5,280	469,714
	Vivendi Universal SA	251,818	7,959,468
TOTAL COMMON STOCKS (Cost $130,426,074)			172,886,393

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	10,700	4,092
(Cost $13,841)
TOTAL — FRANCE (Cost $130,439,915)			172,890,485

GERMANY — (8.5%)
COMMON STOCKS — (8.5%)
	Aachener und Muenchener Beteiligungs AG	37,610	3,074,144
*	Aareal Bank AG	9,500	314,581
	Allianz AG	12,654	1,647,843
	Audi AG	1,000	296,088
	Axel Springer Verlag AG	1,100	135,571
	BASF AG	50,700	3,573,988
	Bayer AG	152,871	5,418,017
	Bayerische Motorenwerke AG	90,504	4,081,948
*	Bayerische Vereinsbank AG	238,758	6,791,536
	BHW Holding AG	6,300	123,161
	Bilfinger & Berger Bau AG	9,900	511,569
	Commerzbank AG	226,100	5,908,114
	Continental AG	25,400	2,016,783
	DaimlerChrysler AG	483,513	25,004,030
	Deutsche Bank AG	172,120	14,978,185
	Deutsche Lufthansa AG	128,822	1,735,490
	Dyckerhoff AG DM50	1,000	43,192
	E.ON AG	86,960	8,327,435
	Fraport AG	30,003	1,399,959
	Hannover Rueckversicherungs AG	12,636	456,485
*	HeidelbergCement AG	50,080	3,684,779
	Heidelberger Druckmaschinen AG	23,833	849,217
	Hochtief AG	24,431	999,793
	Hypo Real Estate Holding AG	12,025	593,211
*	Infineon Technologies AG	251,247	2,358,939
	IVG Immobilien AG	2,300	48,932
* #	Karstadt Quelle AG	112,668	1,508,980
*	Koelnische Rueckversicherungs	80	7,636
*	Lanxess	15,337	453,312
	Linde AG	25,045	1,860,189
	MAN AG	17,350	877,061
	Merck KGAA	14,998	1,291,735
*	MG Technologies AG	82,546	976,281
	Munchener Rueckversicherungs-Gesellschaft AG	85,102	9,573,811
	Preussag AG	68,068	1,621,610
#	Suedzucker AG	60,262	1,267,422
	ThyssenKrupp AG	237,687	4,564,939
	Volkswagen AG	129,028	6,820,740

7

Wuestenrot & Wuerttemberg AG	2,500	44,555
TOTAL — GERMANY (Cost $97,457,313)		125,241,261

SWITZERLAND — (6.7%)
COMMON STOCKS — (6.7%)
* ABB, Ltd.	44,800	325,773
Baloise-Holding	13,700	728,689
Banque Cantonale Vaudoise	4,955	1,342,657
Berner Kantonalbank	5,200	763,096
Ciba Spezialitaetenchemie Holding AG	47,300	2,887,815
Cie Financiere Richemont AG Series A	393,600	14,947,314
* Clariant AG	55,300	793,772
Credit Swisse Group	507,182	22,106,237
Ems-Chemie Holding AG	10,050	900,621
Givaudan SA	7,680	4,920,919
Helvetia Patria Holding	4,457	793,380
Holcim, Ltd.	120,362	7,810,087
Jelmoli Holding AG	40	59,504
* Julius Baer Holding AG	3,935	256,978
Kuoni Reisen Holding AG	490	189,728
Lonza Group AG	9,000	514,586
Luzerner Kantonalbank AG	4,000	766,320
* PSP Swiss Property AG	30,000	1,349,835
Rieters Holdings AG	5,340	1,598,710
Saurer AG	1,500	111,797
Schindler Holding AG	750	301,776
Sig Holding AG	6,375	1,610,284
* Sika Finanz AG, Baar	1,810	1,394,771
Societe Generale de Surveillance Holding SA	2,300	1,791,910
St. Galler Kantonalbank	4,902	1,421,563
Swatch Group AG	11,500	1,597,906
Swiss Life AG	34,000	4,760,306
Swiss Reinsurance Co., Zurich	91,176	5,890,029
Syngenta AG	77,200	8,227,465
Valiant Holding AG	9,300	838,414
Valora Holding AG	4,120	768,587
Zurich Financial SVCS AG	44,600	7,914,559
TOTAL COMMON STOCKS (Cost $70,243,087)		99,685,388

RIGHTS/WARRANTS — (0.0%)
* Berner Kantonalbank Rights 08/26/05	5,200	34,846
(Cost $0)
TOTAL — SWITZERLAND (Cost $70,243,087)		99,720,234

NETHERLANDS — (5.7%)
COMMON STOCKS — (5.7%)
ABN AMRO Holding NV	111,836	2,693,524
Aegon NV	716,202	10,105,653
AM NV	27,562	328,741
Buhrmann NV	39,038	477,275
DSM NV	60,412	4,691,729
Hunter Douglas NV	29,158	1,447,654
IHC Caland NV	11,144	894,588
ING Groep NV	936,387	27,326,110
* Koninklijke Ahold NV	539,799	4,817,909
Koninklijke KPN NV	712,489	6,757,868
Koninklijke Philips Electronics NV	655,272	17,361,634
Koninklijke Vopak NV	32,955	950,631
Nutreco Holding NV	9,513	425,139
Oce NV	68,471	1,033,951
Telegraaf Media Groep NV	12,167	285,180
Univar NV	15,400	595,207
Vedior NV	50,525	733,068
* Versatel Telecom International NV	110,500	303,555
VNU NV	118,474	3,646,022
TOTAL COMMON STOCKS (Cost $73,351,859)		84,875,438

8

RIGHTS/WARRANTS — (0.0%)
* Aegon NV Coupons 09/12/05	716,202	0
(Cost $0)
TOTAL — NETHERLANDS (Cost $73,351,859)		84,875,438

SPAIN — (5.0%)
COMMON STOCKS — (5.0%)
Acciona SA	22,208	2,488,752
Acerinox SA	138,400	2,033,749
Actividades de Construccion y Servicios SA	27,369	824,331
Arcelor SA	25,464	564,803
Autopistas Concesionaria Espanola SA	120,001	3,160,778
Banco de Andalucia	2,475	222,596
Banco de Sabadell SA	92,200	2,407,454
Banco Pastor SA	3,876	166,462
Banco Santander Central Hispanoamerica SA	1,365,866	16,771,026
Cementos Portland SA	18,123	1,525,400
Corporacion Mapfre Compania Internacional de Reaseguros SA	107,303	1,773,636
Ebro Puleva SA	85,295	1,491,919
Endesa SA, Madrid	481,240	10,886,453
Fomento de Construcciones y Contratas SA	20,600	1,187,897
Gas Natural SDG, SA	19,200	572,125
Grupo Ferrovial SA	2,300	178,399
Iberia Lineas Aereas de Espana SA	521,257	1,417,430
Inmobiliaria Colonial SA ICSA	27,400	1,567,075
Inmobiliaria Urbis SA	65,963	1,344,123
Metrovacesa SA	10,540	715,026
Red Electrica de Espana SA	24,600	664,851
Repsol SA	567,226	16,815,045
Sociedad General de Aguas de Barcelona SA Class A	113,765	2,598,142
Sol Melia SA	118,706	1,574,048
Vallehermoso SA	58,015	1,491,345
TOTAL — SPAIN (Cost $46,074,946)		74,442,865

AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
Amcor, Ltd.	386,605	1,928,967
AMP, Ltd.	560,564	3,141,190
Ansell, Ltd.	102,749	831,646
APN News & Media, Ltd.	178,333	686,424
Australand Property Group	341,105	475,612
AWB, Ltd.	160,364	604,544
AXA Asia Pacific Holdings, Ltd.	1,183,515	4,418,554
Bluescope Steel, Ltd.	413,911	2,953,155
Boral, Ltd.	340,361	1,879,550
Brambles Industries, Ltd.	173,370	1,167,241
Brickworks, Ltd.	24,359	212,958
Caltex Australia, Ltd.	177,281	2,325,944
* Challenger Financial Services Group, Ltd.	112,873	306,665
Commonwealth Bank of Australia	330,975	9,381,232
CSR, Ltd.	559,868	1,139,983
Downer Group, Ltd.	176,817	809,555
Foster’s Group, Ltd.	41,862	182,440
Futuris Corp., Ltd.	166,147	251,478
Iluka Resources, Ltd.	55,899	361,656
Insurance Australiz Group, Ltd.	513,321	2,108,590
John Fairfax Holdings, Ltd.	190,835	629,831
Lend Lease Corp., Ltd.	247,138	2,470,249
Lion Nathan, Ltd.	361,743	2,206,240
Mayne Group, Ltd.	342,797	1,299,988
Mirvac, Ltd.	370,843	1,073,457
National Australia Bank, Ltd.	329,718	7,812,494
Onesteel, Ltd.	355,531	868,735
Origin Energy, Ltd.	359,179	1,976,970
Pacific Brands, Ltd.	124,127	260,190

9

Paperlinx, Ltd.	269,041	667,299
Publishing and Broadcasting, Ltd.	149,519	1,826,524
Quantas Airways, Ltd.	1,365,803	3,323,281
Rinker Group, Ltd.	415,659	4,580,420
Rio Tinto, Ltd.	43,435	1,667,108
Santos, Ltd.	359,488	3,159,260
Seven Network, Ltd.	130,150	800,156
Suncorp-Metway, Ltd.	5,624	84,011
Telstra Corp., Ltd.	11,561	40,898
TOTAL COMMON STOCKS (Cost $42,412,356)		69,914,495

INVESTMENT IN CURRENCY — (0.0%)
* Australian Dollar		9,482
(Cost $9,703)
TOTAL — AUSTRALIA (Cost $42,422,059)		69,923,977

HONG KONG — (3.3%)
COMMON STOCKS — (3.3%)
Cheung Kong Holdings, Ltd.	856,000	9,349,769
China Overseas Land & Investment, Ltd.	1,670,000	413,337
* China State Construction International Holdings, Ltd.	92,777	11,699
China Travel International Investment, Ltd.	1,316,000	409,331
China Unicom, Ltd.	1,818,000	1,501,169
Chinese Estates Holdings, Ltd.	232,000	239,210
Citic Pacific, Ltd.	300,000	839,467
Great Eagle Holdings, Ltd.	151,808	451,475
Hang Lung Development Co., Ltd.	560,000	1,055,681
Henderson Land Development Co., Ltd.	551,000	2,760,968
Hong Kong and Shanghai Hotels, Ltd.	341,486	397,854
Hopewell Holdings, Ltd.	352,000	907,338
Hutchison Whampoa, Ltd.	1,210,000	12,017,262
Hysan Development Co., Ltd.	465,605	1,168,716
Kerry Properties, Ltd.	633,765	1,726,402
Miramar Hotel & Investment Co., Ltd.	106,000	170,133
MTR Corp., Ltd.	1,199,419	2,441,975
New World Development Co., Ltd.	1,389,233	1,784,637
Shanghai Industrial Holdings, Ltd.	321,000	610,802
Shangri-La Asia, Ltd.	1,086,063	1,888,360
Shun Tak Holdings, Ltd.	46,000	41,392
# Sino Land Co., Ltd.	2,331,700	2,617,438
Sung Hungkai Properties, Ltd.	5,000	50,881
Tsim Sha Tsui Properties, Ltd.	255,000	492,486
Wharf Holdings, Ltd.	770,600	2,846,928
Wheelock and Co., Ltd.	1,073,000	1,858,318
Wheelock Properties, Ltd.	445,587	311,192
TOTAL — HONG KONG (Cost $34,296,616)		48,364,220

SWEDEN — (3.2%)
COMMON STOCKS — (3.2%)
Atlas Copco AB Series A	39,600	687,731
Atlas Copco AB Series B	19,800	305,678
Electrolux AB Series B	33,600	757,254
Fabege AB	61,020	1,077,215
Gambro AB Series A	145,400	2,071,034
Gambro AB Series B	43,900	625,972
Holmen AB Series B	42,700	1,281,321
* Invik and Co. AB Series B	7,595	47,749
Kinnevik Investment AB	75,950	646,764
NCC AB Series B	24,800	434,991
Nordic Baltic Holdings AB	1,366,400	13,285,279
Skandinaviska Enskilda Banken Series A	109,400	1,995,952
SKF AB Series A	30,800	382,592
SKF AB Series B	39,600	488,390
SSAB Swedish Steel Series A	41,000	1,131,084
SSAB Swedish Steel Series B	12,600	326,820
Svenska Cellulosa AB Series B	107,500	3,829,753

10

	Tele2 AB Series B	142,500	1,565,574
	Telia AB	1,346,500	6,722,876
*	Transcom Worldwide SA Series A	385	2,653
*	Transcom Worldwide SA Series B	715	5,399
	Trelleborg AB Series B	40,800	690,563
	Volvo AB Series A	69,600	2,884,870
	Volvo AB Series B	143,500	6,164,787
*	Wihlborgs Fastigheter AB	12,204	299,634
TOTAL — SWEDEN (Cost $35,125,009)			47,711,935

ITALY — (3.0%)
COMMON STOCKS — (3.0%)
*	Alitalia Linee Aeree Italiane SpA Series A	2,010,000	621,171
	Banca Monte Dei Paschi di Siena SpA	915,125	3,591,974
*	Banca Nazionale del Lavoro SpA	1,011,192	3,286,663
	Banca Popolare di Milano Scarl	379,940	3,870,525
	Banca Popolare Haliana	171,100	1,681,357
	Benetton Group SpA	61,500	605,746
	Buzzi Unicem SpA	106,000	1,673,302
	Caltagirone Editore SpA	102,320	915,095
	Capitalia SpA	492,295	2,774,208
	CIR SpA (Cie Industriale Riunite), Torino	625,000	1,918,864
#	Compagnia Assicuratrice Unipol SpA	300,630	1,135,222
*	E.Biscom SpA	12,000	518,779
*	Edison SpA	300,721	685,236
	Erg SpA	73,888	1,709,298
* #	Fiat SpA	187,740	1,661,579
	IFIL Finanziaria Partecipazioni SpA	360,850	1,632,546
	Intesabci SpA	524,600	2,535,425
	Italcementi SpA	151,960	2,467,138
	Italmobiliare SpA, Milano	17,226	1,237,851
	Milano Assicurazioni SpA	316,000	2,232,565
	Pirelli & Co. SpA	1,013,332	1,006,458
	SAI SpA (Sta Assicuratrice Industriale), Torino	57,183	1,787,150
	San Paolo-IMI SpA	303,337	4,367,631
*	Seat Pagine Gialle SpA	1,104,001	472,068
*	SNIA SpA	84,682	10,624
	Societe Cattolica di Assicurazoni Scarl SpA	4,400	208,105
*	Sorin SpA	127,023	366,386
TOTAL COMMON STOCKS (Cost $30,237,569)			44,972,966

RIGHTS/WARRANTS — (0.0%)
*	Fiat SpA Warrants 2007	17,880	4,842
(Cost $0)
TOTAL — ITALY (Cost $30,237,569)			44,977,808

BELGIUM — (2.1%)
COMMON STOCKS — (2.1%)
	Ackermans & Van Haaren SA	1,842	79,884
	AGFA-Gevaert NV, Mortsel	31,600	827,584
	Banque Nationale de Belgique	160	764,394
	Bekaert SA	8,500	704,844
	Cofinimmo SA	487	78,142
	Compagnie Maritime Belge	2,020	64,975
	Cumerio	22,499	409,971
*	Cumerio VVPR	720	27
	Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	98,550	5,695,265
	Dexia SA	93,080	2,033,583
	D’Ieteren SA	304	69,994
	Euronav SA	2,020	66,180
	Fortis AG	51,720	1,480,216
	Interbrew SA	181,038	7,080,145
	KBC Bancassurance Holding SA	95,143	7,906,777
	Solvay SA	10,900	1,187,713
	Tessenderlo Chemie	9,995	352,987
*	Umicore-Strip VVPR	720	89

11

Union Miniere SA	22,499	2,152,204
TOTAL — BELGIUM (Cost $21,607,271)		30,954,974

FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
Fortum Oyj	538,483	10,511,842
Huhtamaki Van Leer Oyj	64,400	1,049,710
Kemira GrowHow Oyj	15,049	118,813
Kemira Oyj	70,823	997,155
Kesko Oyj	71,100	2,032,060
Metso Oyj	93,027	2,303,279
M-Real Oyj Series B	114,400	624,919
* Neste Oil Oyj	134,620	4,525,698
Okobank Class A	8,400	132,278
Outokumpu Oyj Series A	121,900	1,802,699
Rautaruukki Oyj Series K	16,100	324,689
Stora Enso Oyj Series R	166,200	2,299,082
Upm-Kymmene Oyj	139,100	2,781,500
Wartsila Corp. Oyj Series B	10,350	306,163
TOTAL — FINLAND (Cost $11,944,508)		29,809,887

IRELAND — (1.5%)
COMMON STOCKS — (1.5%)
Allied Irish Banks P.L.C.	262,190	5,690,820
Bank of Ireland P.L.C.	200,203	3,154,900
CRH P.L.C.	337,274	9,188,669
DCC P.L.C.	7,379	164,732
* Elan Corp. P.L.C.	111,434	1,020,313
Independent News & Media P.L.C.	35,273	106,427
Irish Permanent P.L.C.	180,152	3,342,413
TOTAL — IRELAND (Cost $17,394,177)		22,668,274

DENMARK — (1.4%)
COMMON STOCKS — (1.4%)
Carlsberg A.S. Series B	21,787	1,266,440
Codan A.S.	41,260	2,153,912
Danisco A.S.	26,020	1,671,640
Danske Bank A.S.	199,426	6,059,040
* Jyske Bank A.S.	29,350	1,481,345
Koebenhavns Lufthavne	620	150,983
Nordea AB	21,596	208,792
Rockwool, Ltd.	6,150	457,548
Sydbank A.S.	22,100	534,212
Tele Danmark A.S.	123,630	6,576,089
* Topdanmark A.S.	3,830	293,474
* Vestas Wind Systems A.S.	1,802	37,694
TOTAL — DENMARK (Cost $14,003,301)		20,891,169

NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
* Aker Kvaerner OGEP ASA	18,187	973,317
Aker Yards ASA	11,213	642,534
Den Norske Bank ASA Series A	230,400	2,436,603
* Fred Olsen Energy ASA	4,000	118,803
Norsk Hydro ASA	87,380	9,395,970
Norske Skogindustrier ASA Series A	90,300	1,547,046
Odfjell ASA Series A	7,600	177,453
Orkla ASA Series A	33,450	1,344,330
Prosafe ASA	4,150	168,615

12

Smedvig ASA Series A	5,400	130,965
Storebrand ASA	173,400	1,730,431
Wilhelmsen (Wilhelm), Ltd. ASA Series A	7,150	245,074
TOTAL — NORWAY (Cost $12,379,633)		18,911,141

SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
Cycle & Carriage, Ltd.	14,114	94,558
DBS Group Holdings, Ltd.	119,000	1,109,077
Fraser & Neave, Ltd.	154,710	1,542,174
Haw Par Brothers International, Ltd.	1,594	4,796
Keppel Land, Ltd.	67,000	137,497
Neptune Orient Lines, Ltd.	283,000	547,749
Overseas Chinese Banking Corp., Ltd.	127,200	474,479
SembCorp Industries, Ltd.	333,700	560,164
Singapore Airlines, Ltd.	338,800	2,391,886
Singapore Land, Ltd.	123,000	393,275
United Overseas Bank, Ltd.	46,000	389,555
# United Overseas Land, Ltd.	235,600	327,165
TOTAL COMMON STOCKS (Cost $5,819,298)		7,972,375

INVESTMENT IN CURRENCY — (0.0%)
* Singapore Dollars		44,389
(Cost $44,316)
TOTAL — SINGAPORE (Cost $5,863,614)		8,016,764

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Bank Austria Creditanstalt AG	20,389	2,312,399
Boehler-Uddeholm AG	2,145	332,350
OMV AG	29,840	1,627,806
Telekom Austria AG	44,047	928,600
Voestalpine AG	20,565	1,686,087
Wienerberger AG	22,615	932,341
TOTAL — AUSTRIA (Cost $4,062,721)		7,819,583

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
* Agricultural Bank of Greece S.A.	8,700	49,139
Alpha Credit Bank	28,080	783,601
Bank of Greece	12,520	1,429,201
Bank of Piraeus S.A.	5,000	101,276
* Commercial Bank of Greece	21,120	650,683
Hellenic Petroleum S.A.	66,160	756,774
* Hellenic Telecommunication Organization Co. S.A.	76,035	1,584,130
Intracom S.A.	101,820	695,483
TOTAL — GREECE (Cost $4,366,251)		6,050,287

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Banco Comercial Portugues SA	782,420	2,108,248
Banco Espirito Santo SA	92,784	1,505,392
BPI SGPS SA	203,600	877,017
Cimpor Cimentos de Portugal SA	61,612	349,767
Jeronimo Martins SGPS SA	10,262	149,089
Portucel-Empresa Produtora de Pasta de Papel SA	593,270	1,047,183
TOTAL — PORTUGAL (Cost $5,560,614)		6,036,696

13

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	140,078	120,498
Auckland International Airport, Ltd.	373,744	543,125
Carter Holt Harvey, Ltd.	833,536	1,480,942
Contact Energy, Ltd.	35,243	182,541
Fletcher Building, Ltd.	113,984	583,105
TOTAL — NEW ZEALAND (Cost $1,771,480)		2,910,211

EMU — (0.1%)
INVESTMENT IN CURRENCY — (0.1%)
* Euro Currency		1,431,710
(Cost $1,409,970)

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (1.2%)
 Repurchase Agreement, Deutsche Bank Securities 3.54%, 09/01/05 (Collateralized by $12,283,620 U.S. TIPS 2.00%, 07/15/14, valued at $13,081,092) to be repurchased at $12,825,854 (Cost $12,824,593)	$12,825	12,824,593

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $5,081,000 FNMA Note 2.95%, 11/14/07, valued at $5,112,756) to be repurchased at $5,037,473 (Cost $5,037,000)	5,037	5,037,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,861,593)		17,861,593

TOTAL INVESTMENTS - (100.0%) (Cost $1,072,170,938) ††		$1,482,234,917

†	Securities have been fair valued. See Security Valuation Note.
	Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $1,072,517,877.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

TAX-MANAGED U.S. EQUITY PORTFOLIO

August 31, 2005

(Unaudited)

Value †
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$898,929,019

Total Investments (100%) (Cost $753,089,815) ††	$898,929,019

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $753,510,013.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

August 31, 2005

(Unaudited)

	Shares	Value †
Investment in The DFA International Value Series of The DFA Investment Trust Company	8,117,777	$137,433,965

Total Investments (100%) (Cost $72,174,629) ††		$137,433,965

†      See Security Valuation Note.

††    The cost for federal income tax purposes is $77,294,987.

1

VA SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
COMMON STOCKS — (97.7%)
	1st Source Corp.	4,500	$107,235
	21st Century Insurance Group	19,000	282,150
*	3Com Corp.	82,800	281,520
*	4Kids Entertainment, Inc.	2,400	41,328
*	AAR Corp.	8,900	156,640
	ABC Bancorp	1,320	24,486
*	Abraxas Petroleum Corp.	1,000	4,600
*	Accelrys, Inc.	8,205	44,389
*	ACE Cash Express, Inc.	1,900	41,952
	Aceto Corp.	1,200	8,820
*	Acme Communications, Inc.	3,800	14,630
*	ACT Teleconferencing, Inc.	300	162
*	Actel Corp.	5,700	78,432
	Action Performance Companies, Inc.	4,300	54,438
*	ActivCard Corp.	9,521	45,225
*	Active Power, Inc.	10,070	34,842
*	Adaptec, Inc.	28,646	95,105
*	Adept Technology, Inc.	340	2,822
*	Advanced Digital Information Corp.	14,300	127,699
*	Advanced Marketing Services, Inc.	3,300	16,830
*	Advanced Power Technology, Inc.	2,200	16,192
	Advanta Corp. Class A	2,300	61,663
	Advanta Corp. Class B Non-Voting	4,200	121,170
*	Aehr Test Systems	1,000	2,925
*	Aeroflex, Inc.	16,500	153,285
*	Aether Holdings, Inc.	11,500	41,515
*	Aetrium, Inc.	1,700	5,185
*	Aftermarket Technology Corp.	4,775	82,130
*	Agile Software Corp.	13,200	87,648
	Agilysys, Inc.	8,400	150,780
*	Air Methods Corp.	2,500	25,375
*	AirNet Systems, Inc.	2,200	10,692
*	Airspan Networks, Inc.	4,142	19,343
*	Akamai Technologies, Inc.	900	12,456
	Alamo Group, Inc.	1,700	34,765
*	Alaska Air Group, Inc.	8,300	279,876
	Alaska Communications Systems Group, Inc.	1,685	18,249
*	Albany Molecular Research, Inc.	6,900	115,092
*	Alderwoods Group, Inc.	800	12,872
*	Aleris International, Inc.	15	355
	Alexander & Baldwin, Inc.	1,044	54,716
	Alfa Corp.	11,000	167,750
*	All American Semiconductor, Inc.	260	1,162
	Alliance One International, Inc.	20,968	83,872
*	Alliance Semiconductor Corp.	9,200	24,656
*	Allied Defense Group, Inc.	1,900	43,130
*	Allied Healthcare International, Inc.	10,400	54,496
*	Allied Healthcare Products, Inc.	1,700	8,823
*	Allied Holdings, Inc.	1,200	108
*	Allied Motion Technologies, Inc.	400	1,652
*	Alloy, Inc.	9,200	46,552
*	Alpha Technologies Group, Inc.	520	15
	Alpharma, Inc. Class A	12,300	327,426
	Ambassadors International, Inc.	1,200	19,200
*	Amcast Industrial Corp.	700	14
*	Amerco, Inc.	700	41,895
*	America West Holdings Corp. Class B	2,500	17,600
	American Axle & Manufacturing Holdings, Inc.	11,900	308,924
	American Greetings Corp. Class A	10,700	271,673
#	American Italian Pasta Co.	4,100	45,223
*	American Pacific Corp.	700	4,389
*	American Physicians Capital, Inc.	2,400	106,104
	American Physicians Services Group, Inc.	500	6,400
	American Shared Hospital Services	400	2,316

1

	American Software, Inc. Class A	2,700	15,390
*	American Technical Ceramics Corp.	900	9,630
*	AmeriServe Financial, Inc.	3,300	16,500
	Ameron International Corp.	1,800	76,428
	Ampco-Pittsburgh Corp.	1,400	19,740
	Amrep Corp.	600	17,700
*	AMS Health Sciences, Inc.	100	280
*	Anadigics, Inc.	8,000	20,880
*	Analex Corp.	2,800	8,568
	Analogic Corp.	2,900	144,565
*	Analysts International Corp.	5,600	20,496
*	Anaren, Inc.	4,700	64,954
	Andersons, Inc.	1,000	30,060
	Angelica Corp.	1,900	41,971
*	Anixter International, Inc.	70	2,673
*	AnswerThink, Inc.	6,650	27,132
*	APA Enterprises, Inc.	800	976
*	Applica, Inc.	6,700	13,534
*	Applied Films Corp.	3,300	74,679
	Applied Industrial Technologies, Inc.	8,250	296,257
*	Applied Innovation, Inc.	1,600	6,720
*	Applied Micro Circuits Corp.	71,055	195,401
*	Apropos Technology, Inc.	4,000	10,400
*	Arch Capital Group, Ltd.	600	26,070
	Arch Chemicals, Inc.	5,304	131,327
*	Arena Pharmaceuticals, Inc.	5,300	44,361
*	Argonaut Group, Inc.	7,000	174,370
	Argonaut Technologies, Inc.	300	88
*	Ariba, Inc.	14,950	88,803
	Arkansas Best Corp.	4,600	154,882
*	Arlington Hospitality, Inc.	400	96
*	Armstrong Holdings, Inc.	1,400	3,682
*	Arqule, Inc.	5,200	39,728
*	Arris Group, Inc.	10,360	108,676
*	Art Technology Group, Inc.	1,172	1,184
	ArvinMeritor, Inc.	17,100	317,205
*	Ashworth, Inc.	3,500	28,875
*	Aspen Technology, Inc.	5,900	29,618
*	Astea International, Inc.	240	1,690
	Astro-Med, Inc.	1,100	13,288
*	AstroPower, Inc.	27	0
* #	ATA Holdings Corp.	800	600
*	Atlantic American Corp.	1,900	5,415
	Atlantis Plastics, Inc.	579	5,721
*	Atmel Corp.	37,800	77,868
	Atrion Corp.	200	13,108
*	ATS Medical, Inc.	6,900	23,874
*	Audiovox Corp. Class A	5,000	90,400
*	Ault, Inc.	100	207
*	AutoImmune, Inc.	100	99
*	Avalon Holding Corp. Class A	262	1,083
* #	Avanex Corp.	6,800	5,712
*	Avatar Holdings, Inc.	1,000	53,740
*	Avici Systems, Inc.	2,975	13,239
*	Avigen, Inc.	5,300	14,469
*	Aware, Inc.	5,206	32,642
*	Axcelis Technologies, Inc.	22,600	133,340
*	AXT, Inc.	5,006	6,358
*	Aztar Corp.	900	30,060
*	AZZ, Inc.	900	18,405
	Bairnco Corp.	900	10,494
	Baldwin & Lyons, Inc. Class B	3,050	79,147
*	Baldwin Technology Co., Inc. Class A	1,400	6,300
*	Ballantyne of Omaha, Inc.	1,200	5,340
*	Bally Total Fitness Holding Corp.	8,200	29,438
*	Bancinsurance Corp.	625	2,875
	Bandag, Inc.	1,900	82,270
	Bandag, Inc. Class A	900	33,858
	BankUnited Financial Corp. Class A	6,800	160,480
	Banner Corp.	2,773	77,117
*	Barry (R.G.) Corp.	1,300	8,125
	Bassett Furniture Industries, Inc.	3,100	58,776
	Bay View Capital Corp.	1,272	19,920
*	BearingPoint, Inc.	39,800	325,564
	Belden CDT, Inc.	10,646	228,357

2

*	Bell Industries, Inc.	1,860	3,832
*	Bell Microproducts, Inc.	7,150	72,429
*	Benchmark Electronics, Inc.	9,300	270,723
*	Beverly Enterprises, Inc.	5,900	74,045
	Beverly Hills Bancorp, Inc.	4,708	49,104
*	Big 4 Ranch, Inc.	300	0
*	Big Lots, Inc.	25,900	305,879
*	BioScrip, Inc.	8,360	52,835
*	Biosource International, Inc.	1,000	12,520
*	Bioveris Corp.	400	2,216
	Black Box Corp.	4,000	171,880
	Blair Corp.	544	21,760
	Blockbuster, Inc. Class A	8,402	55,201
*	Bluegreen Corp.	7,000	123,480
*	BNS Holding, Inc. Class A	240	1,620
	Bob Evans Farms, Inc.	8,300	200,777
	Bogen Communications International, Inc.	1,000	4,975
*	Bolt Technology Corp.	300	2,403
*	Bombay Co., Inc.	10,100	48,076
	Bon-Ton Stores, Inc.	3,200	64,864
* #	Bookham, Inc.	7,697	32,212
	Books-A-Million, Inc.	3,500	35,980
*	Borland Software Corp.	17,600	107,536
*	Boston Communications Group, Inc.	3,500	6,580
	Bowne & Co., Inc.	9,400	133,480
*	Boyds Collection, Ltd.	11,800	11,210
*	BPZ Energy, Inc.	38	205
* #	Brillian Corp.	1,350	4,104
	Brookline Bancorp, Inc.	13,500	208,440
*	Brooktrout, Inc.	2,800	35,840
	Brown Shoe Company, Inc.	4,100	146,780
*	Bruker BioSciences Corp.	12,553	54,731
*	Brush Engineered Materials, Inc.	4,500	72,270
*	BTU International, Inc.	1,700	12,988
*	Buca, Inc.	4,852	26,686
*	Buckeye Technologies, Inc.	9,723	85,173
	Burlington Coat Factory Warehouse Corp.	10,711	410,874
*	Butler International, Inc.	1,000	3,800
	C&D Technologies, Inc.	6,100	62,281
*	CalAmp Corp.	5,200	43,108
	Calgon Carbon Corp.	8,500	67,575
*	California Coastal Communities, Inc.	1,000	36,800
	California First National Bancorp	1,000	12,880
*	Caliper Life Sciences, Inc.	8,008	52,532
	Callaway Golf Co.	12,200	181,902
*	Callon Petroleum Co.	4,538	83,862
	Cal-Maine Foods, Inc.	4,800	32,928
	Cambrex Corp.	6,800	129,336
*	Canterbury Consulting Group, Inc.	142	21
*	Capital Pacific Holdings, Inc.	1,200	8,190
*	Capital Senior Living Corp.	7,400	60,680
*	Capstone Turbine Corp.	13,100	63,535
*	Captaris, Inc.	8,200	30,586
*	Caraustar Industries, Inc.	7,400	85,914
*	Cardiac Sciences, Inc.	3,800	4,218
*	Cardiotech International, Inc.	842	1,507
	Carpenter Technology Corp.	5,935	330,579
*	Carriage Services, Inc.	4,100	25,625
*	Carrier Access Corp.	6,100	36,295
*	Carrington Laboratories, Inc.	1,000	3,260
	Casey’s General Stores, Inc.	9,800	198,450
	Cash America International, Inc.	5,900	123,723
*	Castle (A.M.) & Co.	1,600	24,320
	Castle Energy Corp.	1,800	30,870
*	Catalina Lighting, Inc.	120	840
*	Catalytica Energy Systems, Inc.	2,000	3,940
*	Cavalier Homes, Inc.	3,300	19,536
*	CBIZ, Inc.	19,127	88,749
*	C-COR, Inc.	10,500	78,645
	CDI Corp.	3,100	83,545
*	Celebrity, Inc. Escrow Shares	125	0
	Celeritek, Inc.	3,000	862
* #	Cell Genesys, Inc.	5,400	32,076
*	Centillium Communications, Inc.	2,400	6,816
	Central Parking Corp.	9,085	144,361

3

*	Century Aluminum Co.	4,200	101,640
*	Cenveo, Inc.	2,300	22,172
*	Ceres Group, Inc.	8,513	52,951
	CFS Bancorp, Inc.	3,100	42,718
	Champion Industries, Inc.	1,000	4,442
*	Championship Auto Racing Teams, Inc.	1,100	220
*	Champps Entertainment, Inc.	3,000	23,310
*	Channell Commercial Corp.	100	708
*	Chaparral Steel Co.	5,600	124,992
*	Charlotte Russe Holding, Inc.	984	13,510
*	Charming Shoppes, Inc.	28,919	349,342
* #	Charter Communications, Inc.	35,057	52,235
*	Checkpoint Systems, Inc.	700	15,295
	Chemical Financial Corp.	5,000	163,100
	Chemtura Corp.	222	3,810
	Chesapeake Corp.	5,500	107,250
	Chiquita Brands International, Inc.	9,900	249,480
*	Chromcraft Revington, Inc.	100	1,435
*	Ciber, Inc.	18,600	145,824
*	Ciena Corp.	76,400	171,900
*	Cimarex Energy Co.	4,314	184,380
*	Cincinnati Bell, Inc.	15,500	67,115
*	Ciprico, Inc.	1,000	4,050
	CIRCOR International, Inc.	3,805	99,919
*	Cirrus Logic, Inc.	2,600	20,540
*	Citizens, Inc.	4,501	32,407
	Clark, Inc.	5,236	85,137
*	Clarus Corp.	4,500	34,537
*	CNA Surety Corp.	9,630	120,375
	Coachmen Industries, Inc.	4,100	55,227
	Coast Distribution System, Inc.	800	3,920
*	Coastcast Corp.	1,000	2,410
*	Cobra Electronics Corp.	1,000	8,370
*	Coeur d’Alene Mines Corp.	2,500	9,125
*	Cogent Communications Group, Inc.	4	18
*	Coherent, Inc.	7,697	244,688
*	Comarco, Inc.	1,000	7,870
*	Comforce Corp.	2,000	4,700
*	Comfort Systems USA, Inc.	10,600	87,238
* #	Commerce One, Inc.	4,310	506
	Commercial Federal Corp.	10,200	345,882
	Commercial Metals Co.	3,700	110,741
	Communications Systems, Inc.	1,000	10,330
	Community Bank System, Inc.	7,200	170,136
*	Compex Technologies, Inc.	3,400	12,784
*	CompuCredit Corp.	4,700	196,742
*	Compudyne Corp.	1,200	7,248
*	Computer Horizons Corp.	6,800	25,024
*	Computer Task Group, Inc.	4,200	16,338
	CompX International, Inc.	200	3,230
*	Concord Camera Corp.	6,500	9,100
*	Conexant Systems, Inc.	14,234	24,482
*	Congoleum Corp. Class A	1,000	4,250
*	Conmed Corp.	6,500	190,190
*	Consolidated Graphics, Inc.	3,128	120,772
*	Consumer Portfolio Services, Inc.	4,389	21,541
* #	Continental Airlines, Inc.	16,250	217,262
	Cooper Tire & Rubber Co.	15,400	260,260
	Corn Products International, Inc.	5,000	112,600
*	Cornell Companies, Inc.	3,652	52,370
*	Correctional Services Corp.	3,000	17,430
*	Corrpro Companies, Inc.	375	412
*	Cosine Communications, Inc.	2,200	5,973
*	Covenant Transport, Inc. Class A	3,300	41,481
	CPAC, Inc.	1,000	4,750
*	Cray, Inc.	200	222
*	Credence Systems Corp.	22,000	195,140
*	Credit Acceptance Corp.	6,200	85,715
*	Criticare Systems, Inc.	600	3,066
*	Cross (A.T.) Co. Class A	1,800	8,010
*	Cross Country Healthcare, Inc.	7,728	149,923
*	Crossroads Systems, Inc.	2,700	3,105
*	Crown Andersen, Inc.	100	89
*	CSP, Inc.	66	470
	CSS Industries, Inc.	1,500	54,150

4

	CT Communications, Inc.	4,600	52,900
	CTS Corp.	9,000	111,960
	Cubic Corp.	5,700	105,165
*	Culp, Inc.	2,800	12,880
*	Cumulus Media, Inc. Class A	14,400	183,888
*	CuraGen Corp.	11,861	51,833
* #	Curative Health Services, Inc.	4,500	10,170
*	Curis, Inc.	2,700	12,258
	Cutter & Buck, Inc.	2,350	32,430
*	Cybex International, Inc.	1,400	5,250
*	CytRx Corp.	75	63
	D&E Communications, Inc.	3,408	34,284
*	Data I/O Corp.	1,500	3,508
*	Data Systems & Software, Inc.	1,500	2,250
*	Datalink Corp.	1,300	4,862
	Dataram Corp.	700	4,508
*	Dave & Busters, Inc.	1,400	19,950
	Delphi Financial Group, Inc. Class A	7,511	353,768
	Delta Apparel, Inc.	840	13,020
*	Delta Woodside Industries, Inc.	525	399
*	Dendreon Corp.	600	3,480
*	Department 56, Inc.	2,700	35,073
*	Devcon International Corp.	400	4,300
*	Digimarc Corp.	4,100	27,142
* #	Digital Angel Corp.	5,600	18,536
*	Discovery Partners International, Inc.	6,900	20,355
*	Distributed Energy Systems Corp.	8,300	56,108
*	Ditech Communications Corp.	7,200	52,992
*	Dixie Group, Inc.	2,900	49,068
*	Dollar Thrifty Automotive Group, Inc.	6,900	208,794
*	Dominion Homes, Inc.	2,200	38,346
	Donegal Group, Inc. Class A	3,021	68,758
	Donegal Group, Inc. Class B	444	8,569
*	Dot Hill Systems Corp.	9,800	57,330
	Dover Motorsports, Inc.	4,100	28,577
*	drugstore.com, Inc.	6,900	27,531
*	Duckwall-ALCO Stores, Inc.	1,000	23,150
*	Ducommun, Inc.	2,100	43,575
*	Dura Automotive Systems, Inc.	4,514	20,719
*	Dynegy, Inc.	2,800	12,208
*	E.piphany, Inc.	18,400	76,912
	Eastern Co.	100	2,457
*	Echelon Corp.	9,960	84,461
	Ecology & Environment, Inc. Class A	200	1,450
*	Edge Petroleum Corp.	2,200	43,318
*	Edgewater Technology, Inc.	1,567	8,540
*	Electro Rent Corp.	6,100	82,167
*	Electro Scientific Industries, Inc.	6,400	141,952
*	Electroglas, Inc.	4,512	17,055
*	Electronics for Imaging, Inc.	12,100	239,580
*	eLoyalty Corp.	900	5,751
	EMC Insurance Group, Inc.	1,200	21,600
*	EMCOR Group, Inc.	3,400	187,476
*	EMCORE Corp.	5,300	27,295
*	Emerson Radio Corp.	5,400	18,630
*	Emisphere Technologies, Inc.	2,100	6,720
*	Emmis Communications Corp. Class A	1,000	23,960
*	EMS Technologies, Inc.	2,400	38,928
*	ENBC Corp.	300	1
*	Encore Medical Corp.	12,600	69,678
*	Encore Wire Corp.	115	1,621
*	Endologix, Inc.	100	479
*	Enesco Group, Inc.	3,700	6,179
*	EnPro Industries, Inc.	4,600	158,240
*	Entravision Communications Corp.	15,800	128,612
*	ePlus, Inc.	1,900	24,700
*	Epoch Holding Corp.	800	3,656
*	ePresence, Inc. Escrow Shares	2,300	299
*	ESS Technology, Inc.	8,800	33,616
*	Esterline Technologies Corp.	6,149	268,404
*	Evans & Sutherland Computer Corp.	900	4,756
*	Evergreen Solar, Inc.	2,200	15,510
*	Exar Corp.	10,200	159,222
*	EZCORP, Inc. Class A Non-Voting	2,100	34,293
*	Fab Industries, Inc.	500	1,250

5

*	Fairchild Corp. Class A	5,813	14,126
*	FalconStor Software, Inc.	1,200	7,512
	FBL Financial Group, Inc. Class A	7,100	212,787
*	Featherlite, Inc.	1,350	4,860
	Fedders Corp.	270	613
	Federal Signal Corp.	8,700	148,770
* #	Federal-Mogul Corp.	5,000	2,100
	Fidelity Southern Corp.	170	2,873
*	Finlay Enterprises, Inc.	2,700	32,373
*	Firebrand Financial Group, Inc.	300	25
*	First Bank of Delaware	330	1,023
	First Citizens BancShares, Inc.	1,200	198,000
*	First Consulting Group, Inc.	5,100	27,285
	First Defiance Financial Corp.	700	20,202
	First Federal Bancshares of Arkansas, Inc.	400	9,260
	First Indiana Corp.	1,050	35,374
*	First Investors Financial Services Group, Inc.	500	2,317
	First Keystone Financial, Inc.	100	1,993
	First Merchants Corp.	3,700	96,200
	First Niagara Financial Group, Inc.	13,600	192,712
	First Place Financial Corp.	3,275	69,495
*	Fischer Imaging Corp.	300	300
*	Five Star Quality Care, Inc.	3,000	22,470
	Flagstar Bancorp, Inc.	14,000	241,500
*	Fleetwood Enterprises, Inc.	100	1,011
	Flexsteel Industries, Inc.	600	8,702
*	Flow International Corp.	1,900	16,587
*	Flowserve Corp.	11,800	438,252
*	Foodarama Supermarkets, Inc.	100	3,350
*	Footstar, Inc.	3,400	19,210
*	Forgent Networks, Inc.	2,600	3,822
*	Foster (L.B.) Co. Class A	1,800	24,478
*	Foster Wheeler, Ltd.	305	8,204
*	FPIC Insurance Group, Inc.	2,500	87,475
*	Franklin Covey Co.	3,400	23,800
*	Franklin Electronic Publishers, Inc.	500	2,515
	Friedman Industries, Inc.	36	247
*	Friedmans, Inc. Class A	4,200	493
*	Frontier Airlines, Inc.	10,900	118,265
*	Frozen Food Express Industries, Inc.	1,300	13,910
*	FSI International, Inc.	7,100	28,400
*	FTI Consulting, Inc.	4,300	107,070
* #	FuelCell Energy, Inc.	9,200	104,788
	Fuller (H.B.) Co.	6,500	213,265
	Furniture Brands International, Inc.	13,100	250,341
	G & K Services, Inc. Class A	1,500	64,455
*	Gadzooks, Inc.	1,600	34
*	Gaiam, Inc.	1,300	14,040
	GameTech International, Inc.	2,200	6,072
*	Gardner Denver Machinery, Inc.	1,100	46,002
*	Gateway, Inc.	44,000	133,760
	GATX Corp.	10,180	412,595
*	Gaylord Entertainment Co.	11,149	474,947
*	Gehl Co.	1,500	45,495
*	Genaissance Pharmaceuticals, Inc.	1,400	1,988
*	Gene Logic, Inc.	8,200	41,492
*	Genesee & Wyoming, Inc.	1,901	55,642
*	Genesis HealthCare Corp.	4,200	168,420
*	Genesis Microchip, Inc.	3,899	102,505
*	Gerber Scientific, Inc.	5,500	37,950
*	Giant Industries, Inc.	3,400	167,450
	Gibraltar Industries, Inc.	6,700	143,514
*	Gibraltar Packaging Group, Inc.	900	1,755
*	G-III Apparel Group, Ltd.	600	6,162
	Glatfelter (P.H.) Co.	11,400	156,294
*	Glenayre Technologies, Inc.	5,000	19,700
*	Globecomm Systems, Inc.	1,400	8,938
*	Globix Corp.	2,400	5,880
*	Glowpoint, Inc.	3,800	3,876
*	GoAmerica, Inc.	21	106
	Goody’s Family Clothing, Inc.	7,400	51,282
*	Gottschalks, Inc.	1,400	14,112
*	GP Strategies Corp.	2,200	18,546
*	Graphic Packaging Corp.	11,100	36,519
	Gray Television, Inc.	10,939	134,550

6

	Gray Television, Inc. Class A	1,000	11,380
	Great American Financial Resources, Inc.	2,000	39,800
*	Greatbatch, Inc.	3,000	75,000
*	Group 1 Automotive, Inc.	5,600	165,760
* #	GTC Biotherapeutics, Inc.	6,700	11,524
*	GTSI Corp.	2,100	14,532
	Guaranty Federal Bancshares, Inc.	100	2,508
*	Guilford Pharmaceuticals, Inc.	1,900	7,030
*	Gulfmark Offshore, Inc.	5,200	154,908
	Haggar Corp.	600	13,884
*	Hain Celestial Group, Inc.	9,000	169,830
*	Ha-Lo Industries, Inc.	3,600	3
	Hancock Fabrics, Inc.	4,200	23,940
	Handleman Co.	5,191	72,622
*	Hanger Orthopedic Group, Inc.	5,800	46,458
*	Hanover Compressor Co.	24,002	362,910
	Hardinge, Inc.	1,000	15,054
	Harleysville Group, Inc.	7,273	164,952
*	Harris Interactive, Inc.	13,500	56,700
*	Hartmarx Corp.	8,200	72,816
*	Harvard Bioscience, Inc.	6,800	19,788
*	Harvest Natural Resources, Inc.	8,000	81,520
*	Hastings Entertainment, Inc.	3,300	19,800
	Haverty Furniture Co., Inc.	4,100	51,086
*	Hawaiian Holdings, Inc.	3,200	11,840
*	Hawk Corp.	400	4,692
*	Hayes Lemmerz International, Inc.	8,400	55,440
*	HealthTronics Surgical Services, Inc.	7,600	84,664
*	HEI, Inc.	100	335
	Heico Corp.	2,100	50,505
	Heico Corp. Class A	1,501	27,768
*	Herley Industries, Inc.	3,300	69,036
*	Hexcel Corp.	4,700	91,415
	HF Financial Corp.	330	5,923
*	HI/FN, Inc.	3,100	21,390
*	Hirsch International Corp. Class A	600	660
	HMN Financial, Inc.	750	24,075
*	HMS Holdings Corp.	3,200	22,656
*	Hoenig Group Escrow Shares	500	0
*	Hollywood Media Corp.	3,100	13,144
*	HomeStore, Inc.	3,200	12,160
	Hooper Holmes, Inc.	19,200	81,024
	Horace Mann Educators Corp.	11,066	216,672
*	Horizon Offshore, Inc.	6,900	4,864
*	Houston Exploration Co.	6,600	388,740
*	Hutchinson Technology, Inc.	5,700	150,480
*	Hypercom Corp.	11,800	74,930
*	Ibis Technology Corp.	2,100	3,864
*	ICO, Inc.	2,200	5,874
*	Identix, Inc.	8,678	42,783
*	IDT Corp.	6,300	82,089
*	IDT Corp. Class B	17,000	224,910
*	iGATE Capital Corp.	8,508	32,075
	IKON Office Solutions, Inc.	31,900	321,871
*	Image Entertainment, Inc.	3,900	10,530
*	I-many, Inc.	4,000	6,200
	Imation Corp.	6,100	256,871
*	ImmunoGen, Inc.	5,800	36,830
*	IMPCO Technologies, Inc.	6,400	42,176
	Imperial Sugar Co. (New)	2,416	33,655
*	Imperial Sugar Co. (Old)	2,100	0
*	Industrial Distribution Group, Inc.	1,900	17,404
	Infinity Property & Casualty Corp.	4,600	149,592
*	InFocus Corp.	10,600	37,842
	Inforte Corp.	3,100	12,865
*	Infosonics Corp.	600	2,400
	Ingles Market, Inc. Class A	3,000	44,850
*	Innotrac Corp.	900	7,659
*	Innovex, Inc.	4,300	19,221
*	Input/Output, Inc.	11,400	98,496
*	Insight Communications Co., Inc.	13,537	157,300
*	Insight Enterprises, Inc.	11,764	221,516
*	Insituform Technologies, Inc. Class A	5,400	111,780
* #	Insmed, Inc.	1,600	1,600
	Instinet Group, Inc.	3,500	17,500

7

*	InsWeb Corp.	333	1,166
*	Integrated Device Technology, Inc.	23,600	252,520
*	Integrated Electrical Services, Inc.	11,100	32,523
*	Integrated Silicon Solution, Inc.	8,300	73,538
*	Intelligent Security Networks, Inc.	13	3
*	Intelligent Systems Corp.	500	1,445
*	Interface, Inc. Class A	10,800	109,620
*	Interland, Inc.	4,600	11,730
	International Aluminum Corp.	500	17,350
*	International Shipholding Corp.	400	6,396
*	Internet Commerce Corp.	400	888
	Interpool, Inc.	13,950	266,306
*	Interstate Hotels & Resorts, Inc.	2,300	11,523
*	Interwoven, Inc.	9,300	74,400
*	Intest Corp.	1,900	6,536
*	IntriCon Corp.	500	2,370
*	Iomega Corp.	13,600	43,384
*	Iridex Corp.	500	4,035
	Irwin Financial Corp.	6,000	126,000
*	ITLA Capital Corp.	1,000	53,750
*	iVillage, Inc.	2,100	13,482
*	iVow, Inc.	125	48
*	J. Alexander’s Corp.	1,000	8,390
*	Jaclyn, Inc.	200	1,430
*	Jaco Electronics, Inc.	550	2,167
*	Jakks Pacific, Inc.	6,300	104,643
*	JDA Software Group, Inc.	7,400	104,710
*	Jo-Ann Stores, Inc.	5,200	111,800
*	Johnson Outdoors, Inc.	1,500	25,170
*	JPS Industries, Inc.	1,000	4,650
*	K2, Inc.	12,697	158,078
*	Kadant, Inc.	3,900	76,050
	Kaman Corp. Class A	6,200	148,738
*	Kansas City Southern	17,500	351,925
*	Katy Industries, Inc.	800	2,248
*	Keane, Inc.	13,700	157,550
*	Kellstrom Industries, Inc.	1,200	1
	Kellwood Co.	7,718	188,937
	Kelly Services, Inc. Class A	7,800	227,994
*	Kemet Corp.	24,912	202,285
*	Kendle International, Inc.	700	16,940
*	Key Technology, Inc.	100	1,267
*	Key Tronic Corp.	1,000	5,000
*	Keynote Systems, Inc.	1,700	22,304
*	Keystone Consolidated Industries, Inc.	98	2
	Kimball International, Inc. Class B	5,971	75,473
*	Kindred Healthcare, Inc.	9,000	275,400
	Knape & Vogt Manufacturing Co.	550	6,655
*	Knight Capital Group, Inc.	24,000	202,080
*	LaBranche & Co., Inc.	14,530	124,667
*	LaCrosse Footwear, Inc.	900	11,421
*	Ladish Co., Inc.	2,200	39,622
*	Lakes Entertainment, Inc.	50	623
*	Lancer Corp.	1,300	24,700
	LandAmerica Financial Group, Inc.	4,700	277,864
	Landry’s Restaurants, Inc.	7,200	210,456
*	Lantronix, Inc.	2,300	3,059
*	Large Scale Biology Corp.	100	87
*	Lattice Semiconductor Corp.	26,200	116,328
*	Lazare Kaplan International, Inc.	1,000	9,300
#	La-Z-Boy, Inc.	11,900	171,241
*	LCC International, Inc. Class A	4,600	10,396
*	LeCroy Corp.	2,752	40,757
*	Lesco, Inc.	2,700	39,825
	Libbey, Inc.	2,900	51,069
	Liberate Technologies, Inc.	10,900	2,207
	Liberty Corp.	4,310	206,837
*	Lightbridge, Inc.	6,000	45,300
*	LightPath Technologies, Inc.	287	735
*	Lin TV Corp.	5,800	87,638
*	Linens ‘n Things, Inc.	10,900	257,240
	Lithia Motors, Inc. Class A	3,868	114,841
*	Lodgian, Inc.	5,406	56,601
*	Logic Devices, Inc.	1,100	1,408
*	LogicVision, Inc.	1,100	2,783

8

	Lone Star Steakhouse & Saloon, Inc.	5,300	139,867
	Longview Fibre Co.	13,300	268,660
	LSI Industries, Inc.	3,500	53,690
*	LTX Corp.	1,900	8,094
*	Luby’s, Inc.	400	5,256
	Lufkin Industries, Inc.	400	18,456
*	Lydall, Inc.	3,900	34,203
*	M&F Worldwide Corp.	4,700	69,560
	M/I Homes, Inc.	3,200	180,320
*	Mac-Gray Corp.	2,300	27,922
	MAF Bancorp, Inc.	7,790	334,425
* #	Magna Entertainment Corp.	2,000	13,200
*	Magnetek, Inc.	6,500	20,995
*	Main Street Restaurant Group, Inc.	3,800	21,394
*	MAIR Holdings, Inc.	4,800	42,720
*	Management Network Group, Inc.	7,900	17,696
*	Manugistic Group, Inc.	14,000	26,600
*	Mapinfo Corp.	4,600	52,072
*	Marisa Christina, Inc.	600	522
	Maritrans, Inc.	500	14,660
*	Marlton Technologies, Inc.	200	244
	Marsh Supermarkets, Inc. Class A	300	3,482
	Marsh Supermarkets, Inc. Class B	400	4,739
*	Marten Transport, Ltd.	200	4,920
*	Mastec, Inc.	9,600	110,880
*	Material Sciences Corp.	3,100	47,151
*	Matrix Service Co.	3,900	29,406
*	Maxco, Inc.	700	3,598
*	Maxim Pharmaceuticals, Inc.	2,000	2,680
*	Maxtor Corp.	17,200	83,592
*	Maxxam, Inc.	1,000	32,000
*	Maxygen, Inc.	7,900	70,231
*	Mayor’s Jewelers, Inc.	3,400	1,836
*	McDATA Corp.	23,960	128,905
	MCG Capital Corp.	12,200	222,284
	McRae Industries, Inc. Class A	200	2,480
* #	MDI, Inc.	1,400	1,904
*	Meade Instruments Corp.	5,400	13,068
*	Meadowbrook Insurance Group, Inc.	7,000	37,450
	Medallion Financial Corp.	3,700	39,849
*	MedCath Corp.	4,115	102,093
	Media General, Inc. Class A	2,400	157,896
* #	Medialink Worldwide, Inc.	500	1,480
*	Medical Staffing Network Holdings, Inc.	6,800	39,304
*	MedQuist, Inc.	7,100	92,655
	Mercury Air Group, Inc.	600	2,010
*	Meridian Resource Corp.	19,100	66,277
*	Merix Corp.	4,300	26,402
*	Merrimac Industries, Inc.	200	1,844
* #	Mesa Air Group, Inc.	6,700	52,930
*	Metals USA, Inc.	3,200	63,040
*	MetaSolv, Inc.	7,807	23,421
	Methode Electronics, Inc.	9,100	112,112
*	Metris Companies, Inc.	15,100	220,762
*	Metro One Telecommunications, Inc.	4,200	2,860
	MGP Ingredients, Inc.	3,542	31,807
*	Micro Linear Corp.	1,100	5,258
	MicroFinancial, Inc.	2,300	9,384
*	Microtek Medical Holdings, Inc.	9,500	33,250
*	Microtune, Inc.	5,200	31,876
*	Midwest Air Group, Inc.	4,700	11,327
*	Milacron, Inc.	11,326	21,633
	Minerals Technologies, Inc.	4,600	280,370
*	Misonix, Inc.	1,100	8,745
*	Mitcham Industries, Inc.	900	8,316
*	MKS Instruments, Inc.	13,200	234,432
*	Mobile Mini, Inc.	100	4,192
	Modine Manufacturing Co.	7,103	249,741
*	Modtech Holdings, Inc.	3,163	28,657
*	Molecular Devices Corp.	3,400	70,924
	Monaco Coach Corp.	6,500	99,905
*	Monterey Pasta Co.	4,700	18,753
*	Mothers Work, Inc.	800	10,000
	Movado Group, Inc.	4,274	83,300
*	MPS Group, Inc.	27,300	301,938

9

*	MRV Communications, Inc.	9,500	20,235
*	MSC.Software Corp.	7,800	108,537
	Mueller Industries, Inc.	641	16,801
	Myers Industries, Inc.	8,387	103,160
	NACCO Industries, Inc. Class A	800	87,160
*	Nanogen, Inc.	10,700	36,166
*	Nanometrics, Inc.	2,800	33,404
	Nash Finch Co.	2,936	123,312
*	Nashua Corp.	500	3,425
*	Nathan’s Famous, Inc.	1,100	10,010
	National Home Health Care Corp.	200	2,294
*	National Patent Development Corp.	1,500	3,900
	National Presto Industries, Inc.	800	35,672
*	National RV Holdings, Inc.	2,200	13,222
*	National Technical Systems, Inc.	1,100	5,819
*	Natrol, Inc.	1,000	2,500
*	Natural Alternatives International, Inc.	200	1,610
*	Navigant International, Inc.	3,800	45,790
*	Navigators Group, Inc.	2,700	100,062
*	NCI Building Systems, Inc.	4,000	150,800
*	NCO Group, Inc.	7,914	166,036
*	Neoforma, Inc.	2,800	21,056
*	NeoMagic Corp.	40	92
*	Neose Technologies, Inc.	2,900	7,308
*	NES Rentals Holdings, Inc.	5	51
*	Net2Phone, Inc.	10,700	18,725
	NetBank, Inc.	2,148	18,602
*	NetIQ Corp.	14,100	165,393
*	NetRatings, Inc.	4,039	52,911
*	NetScout Systems, Inc.	6,900	35,673
*	Network Engines, Inc.	1,300	1,937
*	Network Equipment Technologies, Inc.	6,000	29,760
*	Neurogen Corp.	6,900	46,230
*	New Brunswick Scientific Co., Inc.	609	3,459
*	New Horizons Worldwide, Inc.	1,250	2,769
*	NewMarket Corp.	3,840	63,667
*	Newport Corp.	10,500	140,070
*	Newtek Business Services, Inc.	7,600	18,225
	Niagara Corp.	1,200	12,960
*	NMS Communications Corp.	1,600	5,280
*	NMT Medical, Inc.	500	4,945
	NN, Inc.	3,700	45,251
*	Nobel Learning Communities, Inc.	200	1,884
*	North America Galvanizing & Coatings, Inc.	100	235
*	North American Scientific, Inc.	2,000	4,700
*	Northwest Pipe Co.	500	14,225
*	Nu Horizons Electronics Corp.	4,200	25,620
	NWH, Inc.	400	5,640
*	NYFIX, Inc.	6,300	40,887
	NYMAGIC, Inc.	1,000	24,250
*	O.I. Corp.	400	4,460
* #	OCA, Inc.	13,000	16,900
*	O’Charleys, Inc.	5,129	84,064
*	Ocwen Financial Corp.	14,052	96,537
*	Odd Job Stores, Inc.	1,000	225
*	Offshore Logistics, Inc.	5,900	213,639
	Ohio Casualty Corp.	15,636	394,965
	Oil-Dri Corp. of America	100	1,790
*	Olympic Steel, Inc.	1,800	29,880
*	OM Group, Inc.	6,400	124,672
*	Omega Protein Corp.	5,900	45,489
*	OMNOVA Solutions, Inc.	800	3,760
*	On Assignment, Inc.	6,200	42,966
* #	Oneida, Ltd.	2,600	5,200
*	Opent Technologies, Inc.	4,600	35,512
*	Oplink Communications, Inc.	1,100	1,738
*	OPTi, Inc.	1,200	1,980
*	Optical Cable Corp.	1,000	7,000
*	Optical Communication Products, Inc.	600	1,062
*	Orbital Sciences Corp.	12,400	148,552
*	Oregon Steel Mills, Inc.	7,800	175,344
*	Orthologic Corp.	8,500	35,870
*	Oscient Pharmaceutical Corp.	2,900	6,670
*	OSI Systems, Inc.	3,800	63,346
*	Osteotech, Inc.	3,800	21,204

10

	Outlook Group Corp.	400	4,072
*	Overland Storage, Inc.	3,100	26,040
*	OYO Geospace Corp.	1,300	25,350
*	Pacific Premier Bancorp, Inc.	700	8,631
*	Palm Harbor Homes, Inc.	5,107	94,326
*	PalmSource, Inc.	3,300	32,736
*	Paradyne Networks Corp.	1,500	4,275
	Park Electrochemical Corp.	950	22,943
*	Parker Drilling Co.	16,400	132,348
	Parkvale Financial Corp.	100	2,818
*	Parlex Corp.	2,100	13,965
*	Pathmark Stores, Inc.	6,448	69,638
*	Patrick Industries, Inc.	1,000	9,010
	PAULA Financial	300	591
*	Paxar Corp.	8,700	163,647
*	Payless ShoeSource, Inc.	10,700	198,378
*	PC Connection, Inc.	5,900	32,804
*	PC Mall, Inc.	2,400	12,912
*	PC-Tel, Inc.	4,800	41,856
*	PDI, Inc.	2,900	40,658
*	Pediatric Services of America, Inc.	1,600	21,760
*	Peerless Systems Corp.	700	3,794
*	Pegasus Solutions, Inc.	5,400	52,920
*	Pegasystems, Inc.	8,400	51,828
*	Pemstar, Inc.	9,345	9,906
	Penford Corp.	400	5,800
*	Penn Treaty American Corp.	2,825	28,250
*	Perceptron, Inc.	1,800	11,214
*	Performance Food Group Co.	10,500	325,185
*	Performance Technologies, Inc.	2,500	16,725
*	Pericom Semiconductor Corp.	6,100	53,741
*	Perry Ellis International, Inc.	2,400	63,000
*	Pervasive Software, Inc.	4,900	22,295
*	Petrocorp, Inc. Escrow Shares	1,700	102
*	Pharmacopia Drug Discovery, Inc.	1,700	6,239
*	PHH Corp.	11,600	350,784
	Phillips-Van Heusen Corp.	3,300	110,517
*	Phoenix Footwear Group, Inc.	1,700	11,067
*	Phoenix Technologies, Ltd.	630	4,706
*	Pico Holdings, Inc.	2,504	77,023
	Pinnacle Bancshares, Inc.	200	2,900
*	Pinnacle Entertainment, Inc.	4,900	97,706
*	Piper Jaffray Companies, Inc.	3,700	112,813
*	Planar Systems, Inc.	3,600	27,612
*	PLATO Learning, Inc.	5,100	36,210
*	Plexus Corp.	9,400	160,552
*	PMA Capital Corp. Class A	7,451	65,569
	Pocahontas Bancorp, Inc.	1,100	14,520
*	Polycom, Inc.	100	1,781
*	PolyOne Corp.	19,700	133,763
*	Pomeroy IT Solutions, Inc.	3,200	41,312
	Pope & Talbot, Inc.	3,600	40,320
	Potlatch Corp.	5,200	280,800
*	Power-One, Inc.	7,659	37,070
*	Powerwave Technologies, Inc.	1	10
*	PPT Vision, Inc.	75	86
*	PRAECIS Pharmaceuticals, Inc.	5,957	3,515
	Preformed Line Products Co.	200	8,670
	Presidential Life Corp.	7,200	126,648
*	PRG-Schultz International, Inc.	12,600	41,202
*	Price Communications Corp.	12,800	213,760
*	PriceSmart, Inc.	5,375	46,225
	Printronix, Inc.	300	5,019
*	Proliance International, Inc.	4,074	23,100
	Providence & Worcester Railroad Co.	200	2,722
	Provident Financial Services, Inc.	16,100	286,258
	Pyramid Breweries, Inc.	300	666
	Quaker Chemical Corp.	2,100	37,254
*	Quaker Fabric Corp.	4,050	13,041
*	Quanta Services, Inc.	33,000	396,000
*	Quantum Corp.	44,900	128,863
*	Quantum Fuel Systems Technologies Worldwide, Inc.	3,600	16,776
*	QuickLogic Corp.	6,000	21,360
*	Quidel Corp.	1,200	9,768

11

*	Quovadx, Inc.	8,493	24,120
*	R&B, Inc.	2,200	24,420
*	Radio One, Inc. Class A	4,400	61,952
*	Radio One, Inc. Class D	16,300	227,874
*	Radiologix, Inc.	4,600	18,630
*	RadiSys Corp.	3,200	59,744
*	RailAmerica, Inc.	9,466	109,238
*	Raindance Communications, Inc.	8,100	18,711
	Raytech Corp.	3,300	4,224
*	RCM Technologies, Inc.	1,500	9,000
*	Reading International, Inc. Class A	1,091	8,510
*	Reading International, Inc. Class B	60	456
* #	Redhook Ale Brewery, Inc.	1,000	3,070
*	Refac	60	383
	Regal-Beloit Corp.	6,506	217,105
*	Regent Communications, Inc.	12,500	70,500
*	Register.com, Inc.	3,900	29,718
*	Reliability, Inc.	100	17
	Reliance Steel & Aluminum Co.	7,500	360,000
*	Relm Wireless Corp.	400	1,280
*	REMEC, Inc.	6,227	37,362
*	RemedyTemp, Inc.	1,900	16,473
*	Rent-Way, Inc.	6,400	47,360
*	Reptron Electronics, Inc.	39	16
*	Republic First Bancorp, Inc.	369	4,760
*	Res-Care, Inc.	4,700	70,735
	Resource America, Inc.	4,000	74,160
* #	Retail Ventures, Inc.	6,128	69,982
*	Rewards Network, Inc.	100	633
*	Rex Stores Corp.	2,450	37,755
	Richardson Electronics, Ltd.	2,200	17,160
	Riverview Bancorp, Inc.	300	6,600
*	Riviera Tool Co.	300	279
	RLI Corp.	5,600	258,160
	Roanoke Electric Steel Corp.	1,700	32,079
	Robbins & Myers, Inc.	3,700	81,141
*	Robotic Vision Systems, Inc.	360	10
	Rock of Ages Corp.	500	2,760
*	Rockford Corp.	2,200	7,480
	Rock-Tenn Co. Class A	8,900	135,636
*	Rocky Shoes & Boots, Inc.	100	3,013
*	Rofin-Sinar Technologies, Inc.	100	3,615
*	RTI International Metals, Inc.	1,500	52,020
*	RTW, Inc.	1,000	10,250
*	Rudolph Technologies, Inc.	3,800	55,746
*	Rural/Metro Corp.	1,300	12,961
*	Rush Enterprises, Inc. Class A	3,700	59,163
*	Rush Enterprises, Inc. Class B	500	7,935
	Russ Berrie & Co., Inc.	4,600	77,050
	Russell Corp.	8,100	147,339
*	Ryan’s Restaurant Group, Inc.	9,200	117,852
	Ryerson Tull, Inc.	6,529	134,106
*	S&K Famous Brands, Inc.	300	5,633
*	S1 Corp.	14,500	61,625
*	Safeguard Scientifics, Inc.	27,700	44,874
*	SafeNet, Inc.	5,940	190,080
* #	Salton, Inc.	3,000	11,400
*	San Filippo (John B.) & Son, Inc.	1,500	27,150
*	Sands Regent	400	4,000
*	SatCon Technology Corp.	1,300	2,600
	Saucony, Inc. Class B	300	6,859
*	SBS Technologies, Inc.	3,200	30,912
*	ScanSoft, Inc.	23,486	115,786
*	Scheid Vineyards, Inc.	200	1,244
	Schnitzer Steel Industries, Inc. Class A	4,600	131,560
*	Scholastic Corp.	9,400	342,818
*	Schuff International, Inc.	1,200	7,440
	Schulman (A.), Inc.	7,500	136,575
	Schweitzer-Maudoit International, Inc.	3,000	69,060
*	SCM Microsystems, Inc.	3,000	8,190
*	SCPIE Holdings, Inc.	1,200	16,872
*	SCS Transportation, Inc.	3,900	62,595
	Seaboard Corp.	200	256,800
*	Seachange International, Inc.	6,400	39,168
*	SEACOR Holdings, Inc.	6,773	484,270

12

*	Secom General Corp.	80	126
*	Selectica, Inc.	9,800	31,164
	Selective Insurance Group, Inc.	7,200	340,848
	Sensient Technologies Corp.	10,300	193,331
*	Sequa Corp. Class A	200	13,700
*	Sequenom, Inc.	8,400	6,300
*	Serologicals Corp.	6,400	152,256
	Service Corp. International	9,800	83,202
*	Sharper Image Corp.	3,200	43,008
*	Shaw Group, Inc.	17,670	372,837
*	Shiloh Industries, Inc.	3,500	46,760
*	Shoe Carnival, Inc.	4,300	70,348
*	Sholodge, Inc.	600	2,400
*	ShopKo Stores, Inc.	9,900	246,213
*	SIFCO Industries, Inc.	400	1,528
*	Silicon Graphics, Inc.	12,400	9,920
*	Silicon Storage Technology, Inc.	22,700	110,322
	Simmons First National Corp. Class A	3,200	88,800
*	SimpleTech, Inc.	10,100	48,076
*	Sipex Corp.	3,500	6,580
*	Sitel Corp.	16,300	48,085
*	Six Flags, Inc.	24,100	172,315
	Skyline Corp.	900	35,433
	Skywest, Inc.	14,100	334,311
*	Skyworks Solutions, Inc.	35,300	266,162
*	Smart & Final Food, Inc.	6,900	86,871
*	Smith & Wollensky Restaurant Group, Inc.	2,000	12,600
	Smith (A.O.) Corp.	5,700	160,398
	Smith (A.O.) Corp. Convertible Class A	300	8,442
*	Smithway Motor Xpress Corp. Class A	600	4,158
*	Somera Communications, Inc.	7,400	6,956
	Sonic Automotive, Inc.	7,287	170,880
*	Sonic Foundry, Inc.	1,700	1,965
*	Sonic Innovations, Inc.	4,328	21,770
*	SonicWALL, Inc.	15,500	92,535
	Sound Federal Bancorp, Inc.	2,400	39,696
*	Source Interlink Companies, Inc.	11,400	140,220
*	SOURCECORP, Inc.	3,700	75,813
	South Jersey Industries, Inc.	6,600	194,436
*	Southern Energy Homes, Inc.	1,600	9,840
*	Southwall Technologies, Inc.	2,300	2,116
*	SPACEHAB, Inc.	900	1,224
*	Spanish Broadcasting System, Inc.	9,000	69,480
	Spartech Corp.	7,000	134,050
*	Sparton Corp.	578	5,982
*	Spectrum Control, Inc.	700	4,970
*	Spherion Corp.	15,000	110,550
*	Spinnaker Exploration Co.	8,768	394,297
*	Sport Chalet, Inc.	600	10,260
*	Sport Supply Group, Inc.	300	1,793
*	SRI/Surgical Express, Inc.	400	2,768
*	Stage Stores, Inc.	6,150	171,032
*	Standard Management Corp.	700	1,428
*	Standard Microsystems Corp.	4,600	119,830
	Standard Motor Products, Inc.	4,600	47,610
	Standard Register Co.	3,800	59,622
	Starrett (L.S.) Co. Class A	200	3,318
	State Auto Financial Corp.	800	24,376
	Steel Dynamics, Inc.	9,200	290,076
	Steel Technologies, Inc.	2,900	67,889
*	Steinway Musical Instruments, Inc.	1,600	44,240
*	Stellent, Inc.	6,100	49,227
	Stepan Co.	500	13,050
	Stephan Co.	200	890
*	Steven Madden, Ltd.	2,600	60,970
	Stewart Enterprises, Inc.	26,000	180,440
	Stewart Information Services Corp.	4,100	197,087
*	Stifel Financial Corp.	1,234	31,652
*	Stillwater Mining Co.	19,900	159,797
*	Stone Energy Corp.	6,600	345,774
*	Stoneridge, Inc.	5,800	55,738
*	StorageNetworks, Inc. Escrow Shares	10,100	274
*	Strategic Diagnostics, Inc.	3,500	13,160
*	Strategic Distribution, Inc.	200	2,202
*	Stratos International, Inc.	3,061	16,866

13

*	Stratus Properties, Inc.	650	11,755
	Stride Rite Corp.	7,000	90,300
	Summa Industries, Inc.	200	1,468
*	SumTotal Systems, Inc.	1,793	7,315
*	Sun Bancorp, Inc.	4,035	86,753
*	Sunrise Senior Living, Inc.	4,900	291,011
	Sunrise Telecom, Inc.	6,000	13,704
*	Suntron Corp.	325	442
	Superior Industries International, Inc.	5,900	131,275
	Superior Uniform Group, Inc.	800	10,280
	Supreme Industries, Inc.	520	4,644
	SureWest Communications	3,200	88,160
	Susquehanna Bancshares, Inc.	10,500	264,600
*	Swift Energy Corp.	6,100	280,173
	SWS Group, Inc.	4,100	66,789
*	Sycamore Networks, Inc.	64,400	240,856
*	Sykes Enterprises, Inc.	9,700	103,305
	Syms Corp.	3,600	53,388
*	Synalloy Corp.	1,000	11,000
*	Synovis Life Technologies, Inc.	2,600	24,180
	Sypris Solutions, Inc.	5,500	66,000
*	Systemax, Inc.	7,600	52,972
*	T-3 Energy Services, Inc.	100	1,450
*	Tag-It Pacific, Inc.	3,300	2,970
*	TALK America Holdings, Inc.	6,692	61,366
	Tandy Brand Accessories, Inc.	500	5,485
*	Tarrant Apparel Group	3,400	11,832
	Tasty Baking Co.	2,500	21,400
*	TB Wood’s Corp.	700	4,655
*	TeamStaff, Inc.	2,200	2,970
	Technitrol, Inc.	8,400	123,228
*	TechTeam Global, Inc.	2,800	34,496
	Tecumseh Products Co. Class A	3,400	90,474
	Tecumseh Products Co. Class B	100	2,565
*	Teleglobe International Holdings, Ltd.	1,225	5,280
*	Telular Corp.	2,400	9,000
*	Terayon Communication Systems, Inc.	10,000	33,100
*	Terra Industries, Inc.	20,600	150,380
	Tesoro Petroleum Corp.	300	17,340
	Texas Industries, Inc.	5,600	334,936
*	The Banc Corp.	500	5,335
	The Marcus Corp.	5,000	96,400
	The Pep Boys - Manny, Moe & Jack	15,100	197,206
	The Phoenix Companies, Inc.	24,100	288,959
*	The Rowe Companies	300	840
*	The Sports Authority, Inc.	5,800	187,340
*	The Sports Club Co., Inc.	1,900	3,021
*	Theragenics Corp.	7,800	24,180
*	TheStreet.com, Inc.	1,200	5,160
*	Third Wave Technologies, Inc.	87	447
*	Tier Technologies, Inc. Class B	6,000	52,200
	TierOne Corp.	2,600	73,372
*	TII Network Technologies, Inc.	1,200	1,836
	Timberland Bancorp, Inc.	200	4,710
*	Time Warner Telecom, Inc.	9,700	74,690
* #	Titan Pharmaceuticals, Inc.	5,600	10,640
	Todd Shipyards Corp.	600	11,196
*	Tollgrade Communications, Inc.	2,900	31,900
*	Torch Offshore, Inc.	300	22
* #	Tower Automotive, Inc.	4,800	869
	Traffix, Inc.	2,100	11,865
*	Trailer Bridge, Inc.	1,000	8,700
*	Trans World Entertainment Corp.	8,600	64,156
*	Transgenomic, Inc.	180	191
*	Transmeta Corp.	600	1,080
*	TransMontaigne, Inc.	9,600	90,912
*	Transtechnology Corp.	500	3,518
*	TRC Companies, Inc.	2,500	37,500
	Tredegar Industries, Inc.	9,419	116,984
*	Trenwick Group, Ltd.	1,225	2
*	Trestle Holdings, Inc.	40	32
*	Triad Guaranty, Inc.	2,800	118,244
	Trinity Industries, Inc.	10,000	374,300
*	Tripos, Inc.	200	852
*	Triquint Semiconductor, Inc.	31,100	120,046

14

*	Triumph Group, Inc.	3,800	149,226
*	Trump Entertainment Resorts, Inc.	2	37
*	TTM Technologies, Inc.	8,400	65,016
*	Tumbleweed Communications Corp.	400	1,320
*	Tut Systems, Inc.	130	416
*	Tweeter Home Entertainment Group, Inc.	5,700	23,484
	Twin Disc, Inc.	200	7,200
*	U.S. Concrete, Inc.	6,200	45,756
*	U.S. Xpress Enterprises, Inc. Class A	1,000	13,170
	UICI	5,700	175,902
	UMB Financial Corp.	4,795	315,751
	Umpqua Holdings Corp.	10,000	243,500
*	Unico American Corp.	500	4,500
*	Unifi, Inc.	12,800	53,120
	Unifirst Corp.	2,000	78,580
*	United America Indemnity, Ltd.	2,753	49,416
*	United American Healthcare Corp.	700	1,855
	United Auto Group, Inc.	11,890	401,288
	United Community Financial Corp.	6,900	76,659
	United Fire & Casualty Co.	1,900	78,299
*	United Rentals, Inc.	19,600	353,780
*	United Retail Group, Inc.	3,000	26,640
*	Universal Compression Holdings, Inc.	8,214	338,417
	Universal Corp.	5,800	241,396
*	Universal Stainless & Alloy Products, Inc.	800	12,480
	Unizan Financial Corp.	2,527	66,460
*	Urologix, Inc.	200	890
*	URS Corp.	11,300	425,784
	USEC, Inc.	22,130	260,470
*	Vail Resorts, Inc.	5,731	164,480
*	Verilink Corp.	500	555
*	Veritas DGC, Inc.	4,200	135,072
*	Verity, Inc.	8,200	82,164
*	Verso Technologies, Inc.	92	28
*	Vesta Insurance Group, Inc.	9,000	18,900
	Viad Corp.	1,300	37,791
*	Viasys Healthcare, Inc.	7,000	188,510
*	Vical, Inc.	4,900	23,324
*	Vicon Industries, Inc.	200	560
*	Vignette Corp.	6,550	99,495
*	Virco Manufacturing Corp.	547	3,856
*	Virologic, Inc.	13,770	33,599
	Visteon Corp.	31,600	312,208
*	Vitesse Semiconductor, Inc.	31,800	69,642
*	Vitria Technology, Inc.	4,700	16,074
*	Volt Information Sciences, Inc.	4,900	111,230
* #	Vyyo, Inc.	1,100	5,214
*	Warnaco Group, Inc.	10,400	260,000
*	Washington Group International, Inc.	5,800	306,472
	Waste Industries USA, Inc.	1,700	22,066
*	WatchGuard Technologies, Inc.	7,700	33,880
*	Water Pik Technologies, Inc.	1,000	19,700
	Wausau-Mosinee Paper Corp.	12,329	146,715
*	WCI Communities, Inc.	10,100	304,717
*	Webco Industries, Inc.	100	6,725
*	webMethods, Inc.	9,360	63,742
*	Weider Nutrition International, Inc.	1,000	4,480
	Weis Markets, Inc.	5,600	211,232
	Wellman, Inc.	9,200	63,940
*	Wells-Gardner Electronics Corp.	279	642
	Wesbanco, Inc.	4,700	143,303
*	West Marine, Inc.	4,300	80,066
*	Westaff, Inc.	2,400	9,480
	Westbank Corp.	902	14,910
*	Westcoast Hospitality Corp.	1,000	6,760
*	Western Power & Equipment Corp.	112	203
*	White Electronics Designs Corp.	5,500	28,600
*	Whitehall Jewelers, Inc.	3,500	20,475
*	Whiting Petroleum Corp.	4,700	203,604
*	Wickes, Inc.	1,200	4
*	Willis Lease Finance Corp.	800	7,360
	Willow Grove Bancorp, Inc.	1,800	27,450
*	Wilshire Enterprises, Inc.	515	4,159
*	Wilsons The Leather Experts, Inc.	4,200	26,964
* #	Winn-Dixie Stores, Inc.	15,600	13,533

15

	Wireless Telecom Group, Inc.	3,500	10,080
*	Wolverine Tube, Inc.	3,900	27,417
	Woodhead Industries, Inc.	2,500	33,175
*	Worldwide Restaurant Concepts, Inc.	7,000	46,690
	Worthington Industries, Inc.	8,800	159,280
*	Xanser Corp.	5,300	12,720
*	Xeta Corp.	1,200	2,820
*	Zapata Corp.	1,840	13,892
* #	Zhone Technologies, Inc.	21,200	56,180
*	Zoll Medical Corp.	1,700	45,339
*	Zomax, Inc.	10,300	33,990
*	Zones, Inc.	500	1,890
*	Zoran Corp.	9,931	156,513
*	Zygo Corp.	4,000	49,400
*	ZymeTx, Inc.	100	5
TOTAL COMMON STOCKS (Cost $63,989,337)			74,520,184

RIGHTS/WARRANTS — (0.0%)
*	Foster Wheelers, Ltd. Warrants 09/24/07	4,800	6,235
*	Imperial Credit Industries, Inc. Warrants 01/31/08	62	0
*	Miltope Group, Inc. Contigent Value Rights	500	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	189	0
*	Virologic, Inc. Contingent Value Rights	10,670	3,041
TOTAL RIGHTS/WARRANTS (Cost $3,841)			9,276

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (2.3%)
 Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $900,000 U.S. Treasury Note 3.875%, 07/15/10, valued at $900,548) to be repurchased at $882,121 (Cost $882,034)	$882	882,034

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $878,000 FHLMC Note 4.00%, 09/22/09, valued at $883,488) to be repurchased at $870,082 (Cost $870,000)	870	870,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,752,034)		1,752,034

TOTAL INVESTMENTS - (100.0%) (Cost $65,745,212) ††		$76,281,494

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $65,751,845.

16

VA LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
COMMON STOCKS — (97.0%)
*	3Com Corp.	16,400	$55,760
	A.G. Edwards, Inc.	3,200	144,672
	Aetna, Inc.	17,200	1,370,324
*	AGCO Corp.	5,200	106,756
*	Agere Systems, Inc. Class A	1,715	19,414
	Albertson’s, Inc.	20,800	418,704
*	Allegheny Corp.	114	33,943
	Alliant Energy Corp.	5,000	150,250
*	Allied Waste Industries, Inc.	18,500	147,630
*	Allmerica Financial Corp.	2,800	113,988
	Allstate Corp.	34,900	1,961,729
	AMBAC Financial Group, Inc.	4,300	294,894
	Amerada Hess Corp.	4,400	559,240
	American Financial Group, Inc.	4,500	150,885
	American Greetings Corp. Class A	3,000	76,170
	American National Insurance Co.	1,610	178,742
*	American Tower Corp.	1,100	26,224
*	AmeriCredit Corp.	7,700	192,038
	AmerisourceBergen Corp.	5,500	410,685
	AmerUs Group Co.	2,600	143,832
	Anadarko Petroleum Corp.	12,600	1,144,962
*	Andrew Corp.	8,700	100,311
	Apache Corp.	5,354	383,453
*	Applied Micro Circuits Corp.	8,100	22,275
	Archer-Daniels-Midland Co.	44,532	1,002,415
*	Arrow Electronics, Inc.	6,300	187,866
	Ashland, Inc.	4,400	267,476
	Astoria Financial Corp.	5,400	150,822
	AT&T Corp.	40,340	793,891
*	AutoNation, Inc.	36,000	749,160
*	Avnet, Inc.	6,300	157,815
	AVX Corp.	4,900	65,121
*	Barnes & Noble, Inc.	2,800	105,756
	Bear Stearns Companies, Inc.	6,910	694,455
	Belo Corp. Class A	6,500	159,640
	Blockbuster, Inc. Class A	2,000	13,140
	Borders Group, Inc.	800	18,264
	BorgWarner, Inc.	2,800	163,688
	Bowater, Inc.	2,700	83,781
	Burlington Northern Santa Fe Corp.	24,600	1,304,292
*	Cavco Industries, Inc.	350	11,735
	Cendant Corp.	14,900	303,066
*	CheckFree Corp.	187	6,880
	Chesapeake Energy Corp.	7,900	249,719
	Chubb Corp.	5,100	443,496
*	Ciena Corp.	8,700	19,575
*	Cincinnati Bell, Inc.	2,800	12,124
	Cincinnati Financial Corp.	11,785	482,949
	Circuit City Stores, Inc.	10,700	180,723
	CIT Group, Inc.	300	13,584
	Clear Channel Communications, Inc.	31,062	1,034,365
*	CNA Financial Corp.	14,300	414,271
	Coca-Cola Enterprises, Inc.	28,300	632,505
*	Comcast Corp. Class A	46,732	1,437,009
*	Comcast Corp. Special Class A Non-Voting	26,900	811,842
	Commercial Federal Corp.	3,200	108,512
*	Computer Sciences Corp.	9,900	441,045
*	Compuware Corp.	13,200	119,592
*	Comverse Technology, Inc.	2,000	51,560
	ConocoPhillips	11,600	764,904
* #	Convergys Corp.	3,400	48,348
	Corn Products International, Inc.	4,000	90,080
*	Corning, Inc.	24,100	481,036
	Countrywide Financial Corp.	29,198	986,600

1

*	Crown Castle International Corp.	6,700	165,892
	CSX Corp.	14,100	619,413
	Cytec Industries, Inc.	1,600	76,160
	Dana Corp.	8,700	117,102
*	Del Monte Foods Co.	1,100	11,891
* #	Delta Air Lines, Inc.	5,900	6,844
	Devon Energy Corp.	1,000	60,770
	Diamond Offshore Drilling, Inc.	3,561	210,313
	Dillards, Inc. Class A	4,700	105,797
*	Discovery Holding Co. Class A	14,210	215,139
	Disney (Walt) Co.	19,900	501,281
	Electronic Data Systems Corp.	27,900	624,960
*	Expedia, Inc.	16,550	368,403
	Federated Department Stores, Inc.	13,016	897,875
	Fidelity National Financial, Inc.	6,700	262,104
	First American Corp.	5,200	216,372
	Ford Motor Co.	93,800	935,186
*	Forest Oil Corp.	3,100	139,345
*	Freescale Semiconductor, Inc. Class B	441	10,619
	GATX Corp.	1,800	72,954
#	General Motors Corp.	32,700	1,118,013
	Georgia-Pacific Corp.	14,839	476,184
*	Goodyear Tire & Rubber Co.	3,700	62,160
	Harrahs Entertainment, Inc.	3,404	236,816
	Hartford Financial Services Group, Inc.	14,600	1,066,530
	Hearst-Argyle Television, Inc.	3,200	83,104
	Hewlett-Packard Co.	14,400	399,744
	Hibernia Corp.	3,200	101,600
	Horton (D.R.), Inc.	19,976	737,514
	Hughes Supply, Inc.	3,000	94,950
*	Humana, Inc.	1,400	67,424
*	IAC/InterActiveCorp	16,550	406,303
	IKON Office Solutions, Inc.	2,900	29,261
	Independence Community Bank Corp.	5,100	174,420
*	Ingram Micro, Inc.	8,900	155,839
	Instinet Group, Inc.	900	4,500
	International Paper Co.	29,463	908,934
	Intersil Corp.	8,400	176,400
*	Invitrogen Corp.	2,000	169,460
	Janus Capital Group, Inc.	12,300	173,799
*	JDS Uniphase Corp.	35,700	56,763
	JPMorgan Chase & Co.	24,400	826,916
*	Kansas City Southern	3,600	72,396
	Kennametal, Inc.	1,200	55,968
	Kerr-McGee Corp.	7,610	669,908
	KeyCorp	21,700	718,704
	Kraft Foods, Inc.	13,000	403,000
*	La Quinta Corp.	4,100	34,645
	LaFarge North America, Inc.	5,900	406,805
	Laidlaw International, Inc.	1,700	42,075
	Lear Corp.	3,900	147,030
	Lehman Brothers Holdings, Inc.	1,200	126,792
* #	Level 3 Communications, Inc.	6,800	13,396
*	Liberty Global, Inc. Class A	6,890	349,668
*	Liberty Media Corp. Class A	149,600	1,243,176
	Lincoln National Corp.	9,800	485,982
	Loews Corp.	12,800	1,122,432
	Louisiana-Pacific Corp.	6,300	159,327
*	LSI Logic Corp.	20,100	193,764
	Lubrizol Corp.	2,000	82,700
*	Lucent Technologies, Inc.	92,100	283,668
	Lyondell Chemical Co.	5,100	131,580
	Marathon Oil Corp.	19,040	1,224,462
	MBIA, Inc.	7,600	440,572
	McKesson Corp.	11,300	527,371
	MeadWestavco Corp.	12,941	374,901
*	Medco Health Solutions, Inc.	11,700	576,459
	MetLife, Inc.	40,800	1,998,384
	MGIC Investment Corp.	5,700	355,851
*	MGM Mirage	3,800	160,588
*	Micron Technology, Inc.	33,200	395,412
*	Millennium Pharmaceuticals, Inc.	16,900	169,169
	Motorola, Inc.	4,000	87,520
	Nationwide Financial Services, Inc.	3,000	115,680
	New York Community Bancorp, Inc.	8,300	145,914

2

	Norfolk Southern Corp.	24,300	865,323
	North Fork Bancorporation, Inc.	3,200	87,968
	Northrop Grumman Corp.	20,323	1,139,917
	Occidental Petroleum Corp.	4,600	381,938
#	Odyssey Re Holdings Corp.	1,900	47,975
	OfficeMax, Inc.	4,800	141,840
	Old Republic International Corp.	10,625	267,431
	Overseas Shipholding Group, Inc.	2,100	128,415
*	Owens-Illinois, Inc.	5,100	131,580
*	PacifiCare Health Systems, Inc.	3,000	226,140
	Penney (J.C.) Co., Inc.	16,600	807,258
	PepsiAmericas, Inc.	4,700	118,534
	Phelps Dodge Corp.	4,624	497,219
*	PHH Corp.	340	10,282
	PMI Group, Inc.	5,000	202,300
	Pogo Producing Co.	3,000	168,000
*	Pride International, Inc.	5,700	144,210
	Principal Financial Group, Inc.	16,200	741,960
	Protective Life Corp.	3,500	143,605
	Prudential Financial, Inc.	18,700	1,203,719
	Pulte Homes, Inc.	4,800	413,760
	Questar Corp.	4,800	374,496
*	Qwest Communications International, Inc.	53,900	210,210
	Radian Group, Inc.	5,200	266,136
*	Radio One, Inc. Class A	1,000	14,080
	Raytheon Co.	21,200	831,464
	Reinsurance Group of America, Inc.	3,100	133,021
	Reynolds American, Inc.	6,046	507,501
*	Rite Aid Corp.	8,500	34,680
	Rohm & Haas Co.	900	39,069
	Ryder System, Inc.	4,500	157,905
	Safeco Corp.	7,800	406,692
	Saks, Inc.	10,000	217,100
*	Sanmina-SCI Corp.	27,400	138,918
	SBC Communications, Inc.	34,300	825,944
*	Sears Holdings Corp.	3,588	487,466
	Service Corp. International	10,300	87,447
*	Smithfield Foods, Inc.	2,400	66,840
*	Smurfit-Stone Container Corp.	12,963	143,112
*	Solectron Corp.	34,500	141,450
	South Financial Group, Inc.	100	2,912
	Southwest Airlines Co.	15,800	210,456
	Sovereign Bancorp, Inc.	3,300	76,956
	Sprint Corp.	43,600	1,130,548
	StanCorp Financial Group, Inc.	1,900	153,615
	Steelcase, Inc. Class A	1,200	17,616
*	Sun Microsystems, Inc.	22,000	83,600
	Sunoco, Inc.	10,200	741,540
	Supervalu, Inc.	10,000	348,000
*	Tech Data Corp.	2,900	106,169
	Telephone & Data Systems, Inc.	3,000	122,550
	Telephone & Data Systems, Inc. Special Shares	3,000	115,500
*	Tellabs, Inc.	24,100	214,249
	Temple-Inland, Inc.	5,800	223,242
*	Tenet Healthcare Corp.	23,200	282,576
	Textron, Inc.	4,000	285,200
	The St. Paul Travelers Companies, Inc.	35,812	1,540,274
*	Thermo Electron Corp.	3,500	97,650
	Tidewater, Inc.	3,000	133,620
	Time Warner, Inc.	169,100	3,030,272
	Torchmark Corp.	1,800	94,932
	Transatlantic Holdings, Inc.	300	17,400
*	Triad Hospitals, Inc.	4,000	192,560
	Tribune Co.	17,500	657,475
	Tyson Foods, Inc. Class A	14,481	257,472
	Union Pacific Corp.	16,400	1,119,628
*	Unisys Corp.	4,900	32,585
*	United States Cellular Corp.	2,600	142,688
	Unitrin, Inc.	4,700	216,999
*	Univision Communications, Inc. Class A	14,500	390,050
	UnumProvident Corp.	16,812	324,808
	Valero Energy Corp.	14,400	1,533,600
	Valhi, Inc.	6,500	114,010
*	VeriSign, Inc.	5,800	126,440
	Verizon Communications, Inc.	2,800	91,588

3

	Viacom, Inc. Class A	2,000	68,160
	Viacom, Inc. Class B	76,500	2,600,235
*	Vishay Intertechnology, Inc.	8,200	105,780
*	Vitesse Semiconductor, Inc.	2,100	4,599
*	Watson Pharmaceuticals, Inc.	6,700	231,016
*	WebMD Corp.	800	8,768
	Weis Markets, Inc.	1,700	64,124
	Wesco Financial Corp.	400	141,400
	Weyerhaeuser Co.	13,600	884,272
	Worthington Industries, Inc.	2,100	38,010
*	Xerox Corp.	2,000	26,820
TOTAL COMMON STOCKS (Cost $65,014,787)			81,085,205

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (3.0%)
 Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $1,300,000 U.S. Treasury Note 3.875%, 07/15/10, valued at $1,300,792) to be repurchased at $1,273,925 (Cost $1,273,800)	$1,274	1,273,800

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $1,268,000 FHLMC Note 4.00%, 09/22/09, valued at $1,275,925) to be repurchased at $1,257,118 (Cost $1,257,000)	1,257	1,257,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,530,800)		2,530,800

TOTAL INVESTMENTS - (100.0%) (Cost $67,545,587) ††		$83,616,005

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $67,545,935.

4

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
UNITED KINGDOM — (20.6%)
COMMON STOCKS — (19.8%)
	Alliance & Leicester P.L.C.	5,000	$77,819
	Amvescap P.L.C.	18,100	120,076
	Anglo America P.L.C.	35,094	890,686
	Associated British Foods P.L.C.	21,663	331,048
	Associated British Ports Holdings P.L.C.	8,200	68,569
	Aviva P.L.C.	59,326	657,395
	AWG P.L.C.	1,017	16,902
	BAA P.L.C.	30,621	338,298
	BAE Systems P.L.C.	81,838	484,110
	Barclays P.L.C	289	2,892
	Barratt Developments P.L.C.	6,000	76,540
	BBA Group P.L.C.	7,833	43,278
	BPB P.L.C.	6,900	91,286
	Brambles Industries P.L.C.	16,000	95,739
	Britannic P.L.C.	2,600	29,122
*	British Airways P.L.C.	35,189	176,358
	British Land Co. P.L.C.	13,595	217,153
	Brixton P.L.C.	6,000	40,489
	Cable and Wireless P.L.C.	57,147	156,281
	Carnival P.L.C.	2,710	140,583
*	Castle Acquistions P.L.C.	1	73
*	Colt Telecom Group P.L.C.	60,600	68,229
*	Cookson Group P.L.C.	2,740	16,020
*	Corus Group P.L.C.	69,902	60,285
	De Vere Group P.L.C.	803	8,804
	DS Smith P.L.C.	9,600	28,365
*	Easyjet P.L.C.	6,000	31,700
	FKI P.L.C.	14,000	26,796
	Friends Provident P.L.C.	39,000	122,506
	GKN P.L.C.	17,346	90,253
	Great Portland Estates P.L.C.	4,386	29,010
	Greene King P.L.C.	1,929	46,081
	Hammerson P.L.C.	6,600	107,223
	Hanson P.L.C.	19,898	208,151
	HBOS P.L.C.	7,819	122,966
*	Henderson Group P.L.C.	12,500	15,592
	Hilton Group P.L.C.	42,319	240,721
	Inchcape P.L.C.	833	31,184
	Intercontinental Hotels Group P.L.C.	11,577	156,166
	International Power P.L.C.	50,042	210,384
*	Invensys P.L.C.	12,650	3,371
	ITV P.L.C.	21,637	45,574
	Johnson Matthey P.L.C.	3,193	65,421
	Kelda Group P.L.C.	3,261	39,892
	Kingfisher P.L.C.	19,238	87,525
	Land Securities Group P.L.C.	12,669	325,066
	Liberty International P.L.C.	5,856	102,336
	Lonmin P.L.C.	1,696	36,288
*	Lonrho Africa P.L.C.	1,587	399
	Mersey Docks & Harbour Co. P.L.C.	2,050	36,208
	Millennium and Copthorne Hotels P.L.C.	3,625	24,519
	Mitchells & Butlers P.L.C.	10,364	68,514
	Morrison (Wm.) Supermarkets P.L.C.	18,073	58,950
	Northern Rock P.L.C.	4,000	58,527
	O2 P.L.C.	208,000	575,979
	Pearson P.L.C.	19,974	241,492
	Peninsular & Oriental Steam Navigation P.L.C.	10,807	61,943
	Pilkington P.L.C.	10,732	25,600
	Rank Group P.L.C.	10,621	54,562
*	Rolls Royce Group P.L.C.	40,481	247,016
	Royal & Sun Alliance Insurance Group P.L.C.	72,815	122,116
	Sainsbury (J.) P.L.C.	48,518	248,561
	Schroders P.L.C.	5,000	78,790
	Scottish & Newcastle P.L.C.	10,790	89,672

1

Scottish Power P.L.C.	36,334	329,655
Severn Trent P.L.C.	2,995	52,626
Shire Pharmaceuticals Group P.L.C.	11,000	138,331
Signet Group P.L.C.	25,363	49,963
Slough Estates P.L.C.	11,282	111,897
Smith (WH) P.L.C.	2,880	19,210
Somerfield P.L.C.	13,582	48,816
Stanley Leisure P.L.C.	3,498	37,246
Tate & Lyle P.L.C.	4,000	33,301
Taylor Woodrow P.L.C.	14,195	82,125
* The Berkeley Group Holdings P.L.C.	3,170	49,675
* Thus Group P.L.C.	7,258	2,167
Trinity Mirror P.L.C.	5,830	65,419
Uniq P.L.C.	1,300	3,470
United Business Media P.L.C.	2,470	24,899
United Utilities P.L.C.	4,670	54,028
Vodafone Group P.L.C.	816,102	2,234,403
Westbury P.L.C.	3,082	25,030
Whitbread P.L.C.	7,714	139,065
Wilson Bowden P.L.C.	4,000	82,545
Wimpey (George) P.L.C.	6,862	50,881
Wincanton P.L.C.	1,300	6,381
Wolverhampton & Dudley Breweries P.L.C.	1,800	37,155
Woolworths Group P.L.C.	35,855	23,268
Xstrata P.L.C.	1,004	23,610
TOTAL COMMON STOCKS (Cost $9,028,632)		12,098,620

INVESTMENT IN CURRENCY — (0.8%)
* British Pound Sterling		498,458
(Cost $498,345)
TOTAL — UNITED KINGDOM (Cost $9,526,977)		12,597,078

JAPAN — (16.3%)
COMMON STOCKS — (16.3%)
Aichi Steel Corp.	4,000	24,307
AIOI Insurance Co., Ltd.	8,500	48,143
Aisin Seiki Co., Ltd.	6,900	176,551
Amada Co., Ltd.	8,000	62,153
Aoyama Trading Co., Ltd.	1,100	30,005
Asahi Breweries, Ltd.	8,000	98,909
* Ashikaga Financial Group, Inc.	9,000	0
Bank of Kyoto, Ltd.	5,000	44,317
Bank of Yokohama, Ltd.	15,000	96,858
Canon Sales Co., Inc.	2,000	39,111
Casio Computer Co., Ltd.	3,000	42,470
Chiba Bank, Ltd.	10,000	71,694
Chudenko Corp.	1,030	16,790
Chugoku Bank, Ltd.	5,400	68,352
Citizen Watch Co., Ltd.	3,000	24,240
Coca-Cola West Japan Co., Ltd.	1,000	22,751
Cosmo Oil Co., Ltd.	10,000	49,854
Dai Nippon Ink & Chemicals, Inc.	12,000	37,734
Dai Nippon Printing Co., Ltd.	13,000	208,268
Daicel Chemical Industries, Ltd.	4,000	24,139
Daido Steel Co., Ltd.	5,000	25,327
Daihatsu Motor Co., Ltd.	6,000	52,870
Daishi Bank, Ltd.	5,000	22,978
Daiwa House Industry Co., Ltd.	7,000	85,391
Ebara Corp.	7,000	26,964
Ezaki Glico Co., Ltd.	2,200	18,066
Fuji Electric Co., Ltd.	12,000	44,885
Fuji Heavy Industries, Ltd.	6,000	26,201
Fuji Photo Film Co., Ltd.	8,400	273,338
Fujikura, Ltd.	6,000	34,649
Fukuoka Bank, Ltd.	11,000	70,149
Fukuyama Transporting Co., Ltd.	4,000	15,133
Gunma Bank, Ltd.	12,000	71,374
Gunze, Ltd.	4,000	19,633
Hachijuni Bank, Ltd.	9,000	62,526
Heiwa Corp.	1,800	27,102

2

	Higo Bank, Ltd.	3,000	21,493
	Hiroshima Bank, Ltd.	11,000	54,389
	Hitachi Cable, Ltd.	5,000	21,158
	Hitachi Koki Co., Ltd.	2,000	22,850
	Hitachi Maxell, Ltd.	2,300	29,161
	Hitachi Metals, Ltd.	5,000	39,052
	Hitachi Transport System, Ltd.	2,000	17,866
	Hitachi, Ltd.	61,000	374,992
	Hokkoku Bank, Ltd.	5,000	23,299
	Hokugin Financial Group, Inc.	7,000	21,158
	House Foods Corp.	2,000	30,581
	Hyakugo Bank, Ltd.	4,000	25,659
	Hyakujishi Bank, Ltd.	3,000	16,500
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	22,000	35,658
	Iyo Bank, Ltd.	7,000	61,991
	Joyo Bank, Ltd.	20,000	109,615
	Juroku Bank, Ltd.	5,000	31,077
	Kagoshima Bank, Ltd.	5,000	37,430
	Kajima Corp.	13,000	52,391
	Kamigumi Co., Ltd.	4,000	30,548
	Kandenko Co., Ltd.	3,000	19,740
	Kawasaki Heavy Industries, Ltd.	16,000	34,506
	Kinden Corp.	2,000	15,927
	Kirin Brewery Co., Ltd.	13,000	131,053
	Kiyo Bank, Ltd.	5,000	9,552
	Kobe Steel, Ltd.	45,000	107,314
	Kokuyo Co., Ltd.	2,000	27,128
	Komatsu, Ltd.	14,000	156,473
	Komori Corp.	1,000	16,695
	Konica Corp.	5,000	48,372
	Kuraray Co., Ltd.	6,000	53,062
	Kyocera Corp.	2,400	167,314
	Lion Corp.	5,000	29,497
	Maeda Corp.	2,000	11,750
	Makita Corp.	2,000	39,970
	Marubeni Corp.	22,000	92,476
	Marui Co., Ltd.	6,000	98,657
	Maruichi Steel Tube, Ltd.	2,000	44,921
	Matsushita Electric Industrial Co., Ltd.	42,818	750,202
	Matsushita Electric Works, Ltd.	4,000	37,662
	Meiji Seika Kaisha, Ltd. Tokyo	6,000	30,256
	Millea Holdings, Inc.	12	176,218
	Mitsubishi Gas Chemical Co., Inc.	5,000	32,769
	Mitsubishi Heavy Industries, Ltd.	56,000	157,965
	Mitsubishi Materials Corp.	20,000	58,346
*	Mitsubishi Motors Corp.	14,000	20,452
	Mitsubishi Securities Co., Ltd.	2,000	19,205
	Mitsui Chemicals, Inc.	14,000	82,958
	Mitsui Marine & Fire Insurance Co., Ltd.	12,500	127,736
	Mitsui Trust Holdings, Inc.	9,500	107,169
	Nagase & Co., Ltd.	2,000	21,662
	Nanto Bank, Ltd.	3,000	16,932
	NGK Spark Plug Co., Ltd.	3,000	41,794
	Nichicon Corp.	1,900	28,410
	Nihon Unisys, Ltd.	2,600	25,533
	Nikko Cordial Corp.	7,000	34,685
	Nippon Electric Glass Co., Ltd.	4,000	71,900
	Nippon Kayaku Co., Ltd.	4,000	29,096
	Nippon Light Metal Co., Ltd.	8,000	20,350
	Nippon Meat Packers, Inc., Osaka	5,000	53,834
	Nippon Mitsubishi Oil Corp.	36,100	291,706
	Nippon Sheet Glass Co., Ltd.	7,000	30,489
	Nippon Shinpan Co., Ltd.	6,000	40,042
	Nippon Unipac Holding, Tokyo	6	22,752
	Nishimatsu Construction Co., Ltd.	4,000	15,361
	Nishi-Nippon Bank, Ltd.	9,298	39,638
	Nissay Dowa General Insurance Co., Ltd.	5,000	27,427
	Nisshin Seifun Group, Inc.	3,000	32,657
	Nisshin Steel Co., Ltd.	23,000	66,850
	Nisshinbo Industries, Inc.	3,000	24,141
*	Nissho Iwai-Nichmen Holdings Corp.	770	4,044
	Nitto Boseki Co., Ltd.	7,000	17,139
	NSK, Ltd.	9,000	48,923
	NTN Corp.	4,000	24,574
	Obayashi Corp.	9,000	55,993

3

	Okumura Corp.	4,000	24,891
	Onward Kashiyama Co., Ltd.	2,000	30,036
	PanaHome Corp.	4,000	22,002
	Pioneer Electronic Corp.	1,100	17,149
*	Resona Holdings, Inc.	70	150,889
	San In Godo Bank, Ltd.	3,000	28,809
	Sankyo-Tateyama Holdings, Inc.	3,000	7,588
	Sanwa Shutter Corp.	3,000	17,998
	Sanyo Electric Co., Ltd.	21,000	55,489
	Sapporo Hokuyo Holdings, Inc.	6	49,248
	Seino Transportation Co., Ltd.	2,000	17,992
	Sekisui Chemical Co., Ltd.	8,000	52,049
	Sekisui House, Ltd.	13,000	143,726
	Seventy-seven (77) Bank, Ltd.	9,000	61,455
	SFCG Co., Ltd.	180	43,409
	Shiga Bank, Ltd.	4,000	25,172
	Shimachu Co., Ltd.	1,200	30,497
	Shinko Securities Co., Ltd.	11,000	37,166
	Shiseido Co., Ltd.	7,000	98,865
	Shizuoka Bank, Ltd.	6,000	54,892
	Showa Shell Sekiyu KK	3,000	34,695
	Sumitomo Corp.	9,000	85,664
	Sumitomo Electric Industries, Ltd.	17,000	210,358
	Sumitomo Forestry Co., Ltd.	3,000	29,998
	Sumitomo Metal Industries, Ltd., Osaka	50,000	115,789
	Sumitomo Mitsui Financial Group, Inc.	10	88,607
	Sumitomo Osaka Cement Co., Ltd.	10,000	28,314
	Sumitomo Trust & Banking Co., Ltd.	13,000	90,655
	Taiheiyo Cement Corp.	11,600	39,323
	Taisei Corp.	14,000	51,223
	Taiyo Yuden Co., Ltd.	2,000	23,845
	Takashimaya Co., Ltd.	3,000	33,375
	Tanabe Seiyaku Co., Ltd.	4,000	38,731
	Teijin, Ltd.	22,000	117,315
	Toda Corp.	4,000	18,385
	Tokuyama Corp.	6,000	52,726
	Tokyo Broadcasting System, Inc.	3,000	58,087
	Tokyo Steel Manufacturing Co., Ltd.	1,500	21,839
	Tokyo Style Co., Ltd.	1,000	10,592
	Tokyo Tatemono Co., Ltd.	4,000	30,086
	Toppan Printing Co., Ltd.	16,000	160,177
	Tostem Inax Holding Corp.	4,848	82,216
	Toto, Ltd.	3,000	23,963
	Toyo Seikan Kaisha, Ltd.	5,100	77,007
	Toyota Auto Body Co., Ltd.	2,000	36,563
	UNY Co., Ltd.	2,000	23,669
	Victor Co. of Japan, Ltd.	2,000	12,655
	Wacoal Corp.	2,000	27,359
	Yamaguchi Bank, Ltd.	2,000	25,390
	Yamaha Corp.	2,000	34,595
	Yamato Kogyo Co., Ltd.	2,000	28,679
	Yamazaki Baking Co., Ltd.	5,000	42,810
	Yasuda Fire & Marine Insurance Co., Ltd.	12,000	138,173
#	Yasuda Trust & Banking Co., Ltd.	40,000	72,352
	Yodogawa Steel Works, Ltd.	4,000	24,024
	Yokogawa Electric Corp.	3,000	39,738
	Yokohama Rubber Co., Ltd.	8,000	36,015
TOTAL COMMON STOCKS (Cost $8,479,071)			9,945,691

INVESTMENT IN CURRENCY — (0.0%)
*	Japanese Yen		1,697
(Cost $1,671)
TOTAL — JAPAN (Cost $8,480,742)			9,947,388

FRANCE — (11.5%)
COMMON STOCKS — (11.5%)
	Air France	4,757	77,898
*	Alcatel SA	3,600	42,020
*	Alstom SA	37	37
*	Alstom SA	362	15,006

4

	Arcelor SA	2,700	59,692
	Assurances Generales de France (AGF)	3,880	339,137
	AXA	36,997	988,242
	BNP Paribas SA	17,653	1,289,029
*	Cap Gemini SA	1,927	63,611
	Casino Guichard Perrachon	450	31,663
	CNP Assurances	750	51,799
	Compagnie de Saint-Gobain	5,496	335,448
	Compagnie Francaise d’Etudes et de Construction Technip SA	852	48,951
	Credit Agricole SA	4,351	116,391
	Dior (Christian) SA	600	48,191
*	European Aeronautic Defence & Space Co.	4,600	156,013
	Generale des Establissements Michelin SA Series B	2,607	159,147
	Havas SA	4,286	23,470
	Imerys SA	800	59,011
	LaFarge SA	2,114	197,246
	LaFarge SA Prime Fidelity	1,786	165,474
	Lagardere S.C.A. SA	550	39,487
	Peugeot SA	4,558	284,396
	Pinault Printemps Redoute SA	2,116	227,533
	Rallye SA	400	19,179
	Remy Cointreau SA	600	27,810
	Renault SA	5,526	491,241
	Schneider SA	3,378	266,597
	Scor SA	9,877	19,519
	Societe BIC SA	700	41,342
	Societe des Ciments de Francais	500	53,703
	Societe Generale Paris	2,000	216,854
	Sodexho Alliance SA	1,144	39,914
	Suez (ex Suez Lyonnaise des Eaux)	8,700	254,595
	Thomson Multimedia	4,117	92,625
	Unibail SA	600	86,205
	Valeo SA	1,542	63,570
	Vivendi Universal SA	16,150	510,470
TOTAL COMMON STOCKS (Cost $4,893,758)			7,002,516

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	1,475	564
*	Rallye SA Series B Warrants 11/30/05	400	5
TOTAL RIGHTS/WARRANTS (Cost $3,611)			569

TOTAL — FRANCE (Cost $4,897,369)			7,003,085

GERMANY — (7.9%)
COMMON STOCKS — (7.9%)
	Aachener und Muenchener Beteiligungs AG	434	35,474
*	Aareal Bank AG	500	16,557
	Allianz AG	937	122,019
	BASF AG	9,300	655,584
	Bayer AG	5,842	207,051
	Bayerische Motorenwerke AG	869	39,194
*	Bayerische Vereinsbank AG	9,092	258,624
	Bilfinger & Berger Bau AG	600	31,004
	Commerzbank AG	10,095	263,788
	DaimlerChrysler AG	17,468	903,327
	Deutsche Bank AG	7,652	665,890
	Deutsche Lufthansa AG	4,920	66,282
	E.ON AG	2,643	253,098
*	HeidelbergCement AG	995	73,210
	Heidelberger Druckmaschinen AG	690	24,586
	Hochtief AG	1,200	49,108
	Hypo Real Estate Holding AG	1,025	50,565
*	Infineon Technologies AG	7,954	74,680
*	Lanxess	584	17,261
	Linde AG	1,333	99,007
	MAN AG	1,000	50,551
*	MG Technologies AG	1,884	22,282
	Munchener Rueckversicherungs-Gesellschaft AG	3,699	416,130
	Preussag AG	1,400	33,353

5

ThyssenKrupp AG	6,606	126,873
Volkswagen AG	5,047	266,797
TOTAL — GERMANY (Cost $3,814,111)		4,822,295

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
Baloise-Holding	4,700	249,988
Banque Cantonale Vaudoise	110	29,807
Ciba Spezialitaetenchemie Holding AG	2,500	152,633
* Clariant AG	6,900	99,042
* Converium Holding AG	1,400	12,812
Credit Swisse Group	16,740	729,636
Ems-Chemie Holding AG	350	31,365
* Fischer (Georg) AG, Schaffhausen	120	39,215
Givaudan SA	252	161,468
Helvetia Patria Holding	580	103,245
Holcim, Ltd.	3,542	229,834
Pargesa Holding SA	2,500	204,228
* PSP Swiss Property AG	1,200	53,993
Rieters Holdings AG	130	38,920
Schindler Holding AG	250	100,592
Sig Holding AG	600	151,556
St. Galler Kantonalbank	260	75,399
Sulzer AG, Winterthur	170	80,877
Swiss Life AG	1,200	168,011
Swiss Reinsurance Co., Zurich	4,500	290,703
Syngenta AG	2,300	245,119
* Unaxis Holding AG	500	71,455
Valiant Holding AG	600	54,091
Valora Holding AG	360	67,158
Zurich Financial SVCS AG	1,992	353,493
TOTAL COMMON STOCKS (Cost $3,177,686)		3,794,640

INVESTMENT IN CURRENCY — (0.0%)
* Swiss Francs		1,779
(Cost $1,779)
TOTAL — SWITZERLAND (Cost $3,179,465)		3,796,419

NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
ABN AMRO Holding NV	1,851	44,581
Aegon NV	38,297	540,373
Buhrmann NV	2,295	28,058
DSM NV	1,763	136,918
* Hagemeyer NV	10,343	28,270
Hunter Douglas NV	723	35,896
ING Groep NV	37,531	1,095,248
* Koninklijke Ahold NV	26,332	235,023
Koninklijke KPN NV	17,293	164,022
Koninklijke Philips Electronics NV	30,469	807,286
Nutreco Holding NV	713	31,864
Oce NV	1,832	27,664
Vedior NV	2,800	40,625
* Versatel Telecom International NV	9,750	26,784
VNU NV	5,488	168,893
TOTAL COMMON STOCKS (Cost $2,608,589)		3,411,505

RIGHTS/WARRANTS — (0.0%)
* Aegon NV Coupons 09/12/05	38,297	0
(Cost $0)
TOTAL — NETHERLANDS (Cost $2,608,589)		3,411,505

6

AUSTRALIA — (5.1%)
COMMON STOCKS — (5.1%)
Amcor, Ltd.	15,397	76,823
AMP, Ltd.	32,427	181,709
Ansell, Ltd.	2,901	23,481
AXA Asia Pacific Holdings, Ltd.	48,716	181,877
Bluescope Steel, Ltd.	15,800	112,729
Boral, Ltd.	14,642	80,856
Caltex Australia, Ltd.	5,940	77,933
Commonwealth Bank of Australia	17,134	485,651
CSR, Ltd.	16,261	33,110
Downer Group, Ltd.	7,330	33,560
Insurance Australiz Group, Ltd.	21,447	88,099
Lend Lease Corp., Ltd.	10,795	107,901
Lion Nathan, Ltd.	13,356	81,457
Mayne Group, Ltd.	19,995	75,827
Mirvac, Ltd.	15,031	43,509
National Australia Bank, Ltd.	14,636	346,792
Orica, Ltd.	3,903	56,323
Origin Energy, Ltd.	6,097	33,559
Paperlinx, Ltd.	7,150	17,734
Publishing and Broadcasting, Ltd.	9,155	111,838
Quantas Airways, Ltd.	54,928	133,651
Rinker Group, Ltd.	16,261	179,191
Rio Tinto, Ltd.	10,456	401,319
Santos, Ltd.	11,860	104,228
Seven Network, Ltd.	4,748	29,191
TOTAL — AUSTRALIA (Cost $1,775,255)		3,098,348

SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
Acciona SA	679	76,092
Acerinox SA	10,000	146,947
Actividades de Construccion y Servicios SA	5,517	166,167
Arcelor SA	2,132	47,289
Banco de Sabadell SA	3,672	95,880
Banco Pastor SA	1,200	51,536
Banco Santander Central Hispanoamerica SA	66,955	822,119
Cementos Portland SA	334	28,113
Corporacion Mapfre Compania Internacional de Reaseguros SA	4,300	71,076
Ebro Puleva SA	1,846	32,289
Endesa SA, Madrid	25,296	572,238
Gas Natural SDG, SA	2,593	77,267
Iberia Lineas Aereas de Espana SA	10,900	29,640
Inmobiliaria Urbis SA	2,296	46,785
Repsol SA	21,824	646,958
Sociedad General de Aguas de Barcelona SA Class A	1,785	40,765
Sol Melia SA	3,325	44,090
TOTAL — SPAIN (Cost $1,991,491)		2,995,251

HONG KONG — (3.4%)
COMMON STOCKS — (3.4%)
Cheung Kong Holdings, Ltd.	33,000	360,447
China Unicom, Ltd.	74,000	61,104
Great Eagle Holdings, Ltd.	8,040	23,911
Hang Lung Development Co., Ltd.	41,000	77,291
Henderson Land Development Co., Ltd.	13,000	65,141
Hong Kong and Shanghai Hotels, Ltd.	18,633	21,709
Hopewell Holdings, Ltd.	14,000	36,087
Hutchison Whampoa, Ltd.	46,000	456,855
Hysan Development Co., Ltd.	19,736	49,539
I-Cable Communications, Ltd.	5,245	1,573
Kerry Properties, Ltd.	15,283	41,632
MTR Corp., Ltd.	24,500	49,881
New World Development Co., Ltd.	129,715	166,634
Shangri-La Asia, Ltd.	53,287	92,651

7

#	Sino Land Co., Ltd.	48,736	54,708
	Sung Hungkai Properties, Ltd.	16,000	162,818
	Tsim Sha Tsui Properties, Ltd.	12,000	23,176
	Wharf Holdings, Ltd.	52,457	193,799
	Wheelock and Co., Ltd.	69,000	119,500
	TOTAL — HONG KONG (Cost $1,713,497)		2,058,456

	FINLAND — (2.8%)
	COMMON STOCKS — (2.8%)
	Fortum Oyj	42,280	825,357
	Huhtamaki Van Leer Oyj	5,200	84,759
	Kemira GrowHow Oyj	807	6,371
	Kemira Oyj	3,800	53,502
	Kesko Oyj	4,800	137,185
	Metso Oyj	2,997	74,204
	M-Real Oyj Series B	6,800	37,146
*	Neste Oil Oyj	5,290	177,841
	Outokumpu Oyj Series A	5,000	73,942
	Stora Enso Oyj Series R	6,600	91,299
	Upm-Kymmene Oyj	5,600	111,980
	Wartsila Corp. Oyj Series B	2,100	62,120
	TOTAL — FINLAND (Cost $676,721)		1,735,706

	SWEDEN — (2.8%)
	COMMON STOCKS — (2.8%)
	Atlas Copco AB Series A	3,600	62,521
	Billerud AB	3,432	42,568
	Electrolux AB Series B	3,100	69,866
	Fabege AB	1,000	17,654
	Gambro AB Series A	2,500	35,609
	Holmen AB Series B	2,300	69,017
	Nordic Baltic Holdings AB	42,000	408,359
	Skandinaviska Enskilda Banken Series A	4,700	85,749
	SKF AB Series B	7,600	93,731
	SSAB Swedish Steel Series A	1,200	33,105
	SSAB Swedish Steel Series B	1,000	25,938
	Svenska Cellulosa AB Series B	2,900	103,314
	Tele2 AB Series B	6,400	70,314
	Telia AB	53,500	267,118
	Trelleborg AB Series B	1,400	23,696
	Volvo AB Series A	2,400	99,478
	Volvo AB Series B	5,100	219,097
	TOTAL — SWEDEN (Cost $1,282,551)		1,727,134

ITALY — (2.8%)
	COMMON STOCKS — (2.8%)
*	Alitalia Linee Aeree Italiane SpA Series A	20,000	6,181
	Banca Antoniana Popolare Veneta SpA	1,441	44,536
	Banca Monte Dei Paschi di Siena SpA	46,521	182,600
* #	Banca Nazionale del Lavoro SpA	58,953	191,614
	Banca Popolare di Milano Scarl	7,333	74,703
	Banca Popolare Haliana	7,110	69,868
	Benetton Group SpA	2,904	28,603
	Caltagirone Editore SpA	2,375	21,241
	Capitalia SpA	43,125	243,020
	CIR SpA (Cie Industriale Riunite), Torino	15,000	46,053
	Compagnia Assicuratrice Unipol SpA	11,570	43,690
*	Edison SpA	42,867	97,679
*	Fiat SpA	14,800	130,986
	Immsi SpA	3,500	7,597
	Intesabci SpA	31,021	149,926
	Italcementi SpA	5,200	84,424
	Milano Assicurazioni SpA	6,000	42,390

8

Pirelli & Co. SpA	53,332	52,970
SAI SpA (Sta Assicuratrice Industriale), Torino	2,059	64,350
San Paolo-IMI SpA	7,244	104,304
* Seat Pagine Gialle SpA	47,508	20,314
* Sirti SpA	867	2,397
* SNIA SpA	3,536	444
* Sorin SpA	5,304	15,299
TOTAL COMMON STOCKS (Cost $1,433,829)		1,725,189

RIGHTS/WARRANTS — (0.0%)
* Fiat SpA Warrants 2007	990	268
(Cost $0)
TOTAL — ITALY (Cost $1,433,829)		1,725,457

BELGIUM — (1.9%)
COMMON STOCKS — (1.9%)
Bekaert SA	1,000	82,923
Cofinimmo SA	220	35,300
Cumerio	630	11,480
* Cumerio VVPR	30	1
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	3,186	184,121
Dexia SA	3,231	70,590
Fortis AG	11,183	320,055
Groupe Bruxelles Lambert	1,600	153,416
Interbrew SA	4,016	157,060
KBC Bancassurance Holding SA	461	38,311
Suez (ex Suez Lyonnaise des Eaux)	2,500	72,471
* Umicore-Strip VVPR	30	4
Union Miniere SA	630	60,264
TOTAL — BELGIUM (Cost $856,047)		1,185,996

IRELAND — (1.5%)
COMMON STOCKS — (1.5%)
Allied Irish Banks P.L.C.	7,144	155,060
Bank of Ireland P.L.C.	7,118	112,169
CRH P.L.C.	13,099	356,868
* Elan Corp. P.L.C.	12,964	118,701
Independent News & Media P.L.C.	14,713	44,393
Irish Permanent P.L.C.	7,449	138,204
TOTAL — IRELAND (Cost $724,691)		925,395

DENMARK — (1.3%)
COMMON STOCKS — (1.3%)
Codan A.S.	450	23,491
Danisco A.S.	870	55,893
Danske Bank A.S.	9,200	279,518
* Jyske Bank A.S.	3,000	151,415
Nordea AB	14,330	138,544
Tele Danmark A.S.	3,300	175,532
TOTAL COMMON STOCKS (Cost $389,533)		824,393

INVESTMENT IN CURRENCY — (0.0%)
* Danish Krone		122
(Cost $120)
TOTAL — DENMARK (Cost $389,653)		824,515

NORWAY — (1.3%)

9

COMMON STOCKS — (1.3%)
* Aker Kvaerner OGEP ASA	990	52,982
Aker Yards ASA	610	34,954
Den Norske Bank ASA Series A	5,000	52,877
Norsk Hydro ASA	4,260	458,078
Norske Skogindustrier ASA Series A	4,700	80,522
Storebrand ASA	12,400	123,745
TOTAL — NORWAY (Cost $565,614)		803,158

PORTUGAL — (0.6%)
COMMON STOCKS — (0.6%)
Banco Comercial Portugues SA	56,204	151,443
Banco Espirito Santo SA	4,800	77,878
BPI SGPS SA	16,311	70,260
Portugal Telecom SA	4,794	45,480
TOTAL — PORTUGAL (Cost $292,894)		345,061

SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
DBS Group Holdings, Ltd.	4,000	37,280
Fraser & Neave, Ltd.	8,100	80,742
Neptune Orient Lines, Ltd.	23,000	44,517
Singapore Airlines, Ltd.	8,000	56,479
Singapore Land, Ltd.	9,000	28,776
United Industrial Corp., Ltd.	43,000	27,186
United Overseas Bank, Ltd.	4,000	33,875
United Overseas Land, Ltd.	12,400	17,219
TOTAL COMMON STOCKS (Cost $284,589)		326,074

INVESTMENT IN CURRENCY — (0.0%)
* Singapore Dollars		666
(Cost $669)
TOTAL — SINGAPORE (Cost $285,258)		326,740

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
* Commercial Bank of Greece	1,920	59,153
EFG Eurobank Ergasias S.A.	2,500	75,383
Hellenic Petroleum S.A.	4,900	56,049
* Hellenic Telecommunication Organization Co. S.A.	4,540	94,587
TOTAL — GREECE (Cost $168,953)		285,172

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Bank Austria Creditanstalt AG	548	62,151
Voestalpine AG	726	59,524
Wienerberger AG	1,109	45,720
TOTAL — AUSTRIA (Cost $93,446)		167,395

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	19,338	16,635
Carter Holt Harvey, Ltd.	32,625	57,965
Fletcher Building, Ltd.	8,419	43,069

10

TOTAL COMMON STOCKS (Cost $97,071)	117,669

INVESTMENT IN CURRENCY — (0.0%)
* New Zealand Dollar	1,141
(Cost $1,146)
TOTAL — NEW ZEALAND (Cost $98,217)	118,810

EMU — (0.2%)
INVESTMENT IN CURRENCY — (0.2%)
* Euro Currency	106,453
(Cost $104,753)

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (1.8%)
 Repurchase Agreement, Deutsche Bank Securities 3.54%, 09/01/05 (Collateralized by $320,198 U.S. TIPS 2.00%, 07/15/14, valued at $340,986) to be repurchased at $334,333 (Cost $334,300)	$334	334,300

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $777,000 FNMA Note 2.95%, 11/14/07, valued at $781,856) to be repurchased at $770,072 (Cost $770,000)	770	770,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,104,300)		1,104,300

TOTAL INVESTMENTS - (100.0%) (Cost $46,064,423) ††		$61,111,117

†           Securities have been fair valued. See Security Valuation Note.

          Security purchased with cash proceeds from securities on loan.

*           Non-Income Producing Securities.

#           Total or Partial Securities on Loan.

††         The cost for federal income tax purposes is $46,064,450.

11

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
JAPAN — (31.0%)
COMMON STOCKS — (30.8%)
	Achilles Corp.	6,000	$11,454
	Aderans Co., Ltd.	2,400	55,997
	Advan Co., Ltd.	2,000	26,419
	Aica Kogyo Co., Ltd.	3,000	36,253
	Aichi Bank, Ltd.	300	31,184
	Aichi Tokei Denki Co., Ltd.	3,000	9,686
	Air Water, Inc.	4,000	33,184
*	Akai Electric Co., Ltd.	9,000	81
#	Akebono Brake Industry Co., Ltd.	4,000	30,380
	Akita Bank, Ltd.	7,000	33,200
	Alpha Systems, Inc.	1,000	27,998
	Alpine Electronics, Inc.	2,900	45,838
	Amano Corp.	3,000	45,665
	Anritsu Corp.	5,000	28,268
	AOC Holdings, Inc.	3,100	58,393
	Aoki International Co., Ltd.	1,600	23,317
	Aomori Bank, Ltd.	6,000	23,862
*	Arai-Gumi, Ltd.	600	1,209
	Ariake Japan Co., Ltd.	900	23,076
	Asahi Denka Kogyo KK	3,000	33,740
	Asahi Diamond Industrial Co., Ltd.	5,000	35,841
	Asahi Kogyosha Co., Ltd.	3,000	12,260
	Asahi Organic Chemicals Industry Co., Ltd.	3,000	11,150
	Ashimori Industry Co., Ltd.	3,000	8,073
	Asics Corp.	14,000	107,817
	Atsugi Co., Ltd.	15,000	22,000
*	Azel Corp., Tokyo	2,000	4,215
	Bando Chemical Industries, Ltd.	5,000	22,763
	Bank of Saga, Ltd.	6,000	22,819
	Bank of the Ryukyus, Ltd.	900	22,729
	Belluna Co., Ltd.	700	20,410
#	Best Denki Co., Ltd.	5,000	19,773
	BSL Corp.	9,900	22,603
	CAC Corp.	1,700	18,309
	Calpis Co., Ltd.	3,000	20,325
	Canon Electronics, Inc.	1,000	29,941
	Canon Finetech, Inc.	2,000	40,909
	Capcom Co., Ltd.	2,000	20,021
* #	Cecile Co., Ltd.	2,400	21,463
	Central Finance Co., Ltd.	4,000	18,329
*	Chiba Kogyo Bank, Ltd.	800	10,985
	Chiyoda Co., Ltd.	1,700	35,257
*	Chori Co., Ltd.	5,000	11,405
*	Chugai Mining Co., Ltd.	5,000	3,909
	Chukyo Bank, Ltd.	7,000	22,968
	Chuo Spring Co., Ltd., Nagoya	5,000	21,027
	CKD Corp.	2,000	17,188
*	Clarion Co., Ltd.	10,000	18,420
	Cleanup Corp.	2,000	19,781
	CMK Corp.	3,000	59,531
	Coca-Cola Central Japan Co., Ltd.	3	24,493
*	Columbia Music Entertainment, Inc.	3,000	3,217
	Cosel Co., Ltd.	800	23,408
	Cosmo Securities Co., Ltd.	23,000	47,708
	Culture Convenience Club Co., Ltd.	1,700	54,701
	Daibiru Corp.	4,000	29,568
	Dai-Dan Co., Ltd.	3,000	21,360
*	Daiei, Inc.	2,100	39,447
	Daifuku Co., Ltd.	5,000	60,212
	Daihen Corp.	11,000	37,476
	Daiken Corp.	9,000	36,592
*	Daikyo, Inc.	14,000	54,660
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	21,738
	Daisan Bank, Ltd.	7,000	25,306

1

	Daisyo Corp.	1,600	19,677
	Daiwa Kosho Lease Co., Ltd.	8,000	45,897
	Daiwabo Co., Ltd.	8,000	13,862
	Denki Kogyo Co., Ltd.	3,000	20,860
	Densei-Lambda KK	1,000	11,737
	Denyo Co., Ltd.	2,000	20,876
	Descente, Ltd.	5,000	20,841
	Doutor Coffee Co., Ltd.	1,200	20,752
	Ehime Bank, Ltd.	6,000	25,757
	Eighteenth Bank, Ltd.	6,000	28,336
	Eneserve Corp.	600	15,211
	Enplas Corp.	700	19,907
	Exedy Corp.	4,000	80,669
	Fancl Corp.	900	43,360
*	FDK Corp.	7,000	11,944
	France Bed Holdings Co., Ltd.	13,000	30,910
*	Fudo Construction Co., Ltd.	24,000	44,471
	Fuji Co.,Ltd.	1,500	25,949
*	Fuji Kosan Co., Ltd.	6,000	12,414
	Fuji Kyuko Co., Ltd.	5,000	17,400
*	Fuji Spinning Co., Ltd., Tokyo	4,000	6,018
	Fujicco Co., Ltd.	2,000	29,730
	Fujirebio, Inc.	2,500	57,740
#	Fujita Kanko, Inc.	12,000	65,365
	Fujitsu Business Systems, Ltd.	2,000	30,421
	Fujitsu Fronttec, Ltd.	2,000	21,080
	Fujiya Co., Ltd.	10,000	23,464
	Fukuda Corp.	3,000	17,912
*	Furukawa Battery Co., Ltd.	3,000	7,127
*	Furukawa Co., Ltd.	18,000	28,867
	Fuso Pharmaceutical Industries, Ltd.	5,000	17,147
	Gakken Co., Ltd.	3,000	6,438
	Godo Steel, Ltd.	6,000	24,935
	Hanshin Sogo Bank, Ltd.	21,000	48,355
	Hanwa Co., Ltd.	10,000	39,027
	Happinet Corp.	900	24,323
	Heiwado Co., Ltd.	4,000	61,218
	Hitachi Koki Co., Ltd.	8,000	91,399
	Hitachi Kokusai Electric, Inc.	4,320	39,885
	Hitachi Medical Corp.	2,000	24,977
	Hitachi Plant Engineering & Construction Co., Ltd.	6,000	30,414
	Hitachi Transport System, Ltd.	3,000	26,799
*	Hitachi Zosen Corp.	34,500	49,126
	Hogy Medical Co., Ltd.	1,100	59,101
	Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	19,959
	Hokkaido Gas Co., Ltd.	4,000	12,683
	Hokuetsu Paper Mills, Ltd.	7,000	38,662
	Hokuriku Electric Industry Co., Ltd.	4,000	9,120
	Hokuto Corp.	1,000	18,315
	Homac Corp.	3,000	31,122
	Horiba, Ltd.	2,000	52,330
	Hosiden Corp.	2,400	23,984
*	Howa Machinery, Ltd.	5,000	7,491
	Ichikoh Industries, Ltd.	4,000	10,581
	Iino Kaiun Kaisha, Ltd.	9,000	55,212
	Inaba Denki Sangyo Co., Ltd.	1,000	32,133
	Inabata and Co., Ltd., Osaka	4,000	35,058
	Inageya Co., Ltd.	2,000	17,659
	Ines Corp.	3,600	30,071
*	Invoice, Inc.	311	30,402
	Iseki & Co., Ltd.	14,000	39,092
	Ishihara Sangyo Kaisha, Ltd.	24,000	49,483
	Itochu Enex Co., Ltd.	4,000	31,424
	Itochu Shokuh Co., Ltd.	900	35,233
	Itoki Crebio Corp.	3,000	18,406
	Iwasaki Electric Co., Ltd.	4,000	13,834
	Iwatani International Corp.	11,000	33,057
	Iwatsu Electric Co., Ltd.	3,000	6,536
	Izumiya Co., Ltd.	7,000	50,249
	Japan Cash Machine Co., Ltd.	1,700	40,096
	Japan Digital Laboratory Co., Ltd.	2,300	25,632
*	Japan General Estate Co., Ltd.	1,900	22,740
	Japan Medical Dynamic Marketing, Inc.	770	7,937
	Japan Pulp and Paper Co., Ltd.	5,000	16,705
	Japan Steel Works, Ltd.	21,000	71,779

2

*	Japan Storage Battery Co., Ltd.	24,000	47,483
	Japan Transcity Corp.	3,000	13,238
	Japan Vilene Co., Ltd.	3,000	18,484
	Japan Wool Textile Co., Ltd.	6,000	44,274
#	Jeol, Ltd.	5,000	27,712
*	JFE Shoji Holdings, Inc.	8,000	39,754
	Joshin Denki Co., Ltd.	2,000	10,170
	JSAT Corp.	9	20,711
	Juki Corp.	7,000	34,307
	Kagawa Bank, Ltd.	3,000	18,049
	Kagome Co., Ltd.	4,000	41,974
	Kaken Pharmaceutical Co., Ltd.	7,000	51,126
	Kanagawa Chuo Kotsu Co., Ltd.	4,000	21,604
*	Kanebo, Ltd.	2,000	6,505
*	Kanematsu Corp.	10,500	15,248
*	Kanematsu-NNK Corp.	3,000	6,202
	Kanto Auto Works, Ltd., Yokosuka	4,900	62,484
	Kanto Denka Kogyo Co., Ltd.	4,000	13,599
	Kanto Natural Gas Development Co., Ltd.	4,000	28,780
	Kawada Industries, Inc.	2,000	5,208
*	Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	10,338
	Kayaba Industry Co., Ltd.	16,000	62,593
	Keiyo Co., Ltd.	2,000	8,421
	Kenwood Corp.	10,000	19,496
	Kibun Food Chemifa Co., Ltd.	1,000	25,579
	Kinki Coca-Cola Bottling Co., Ltd.	3,000	30,641
	Kita-Nippon Bank, Ltd.	400	20,324
	Kitz Corp.	4,000	19,887
	Kiyo Bank, Ltd.	26,000	49,669
	Koatsu Gas Kogyo Co., Ltd.	4,000	20,550
*	Kokusai Kogyo Co., Ltd.	2,000	7,267
	Komatsu Electronics Metals Co., Ltd.	2,400	21,608
	Konaka Co., Ltd.	1,600	23,167
	Konami Sports Corp.	1,900	31,201
	Kosei Securities Co., Ltd.	4,000	8,579
	Kurabo Industries, Ltd.	13,000	35,086
	Kureha Chemical Industry Co., Ltd.	12,000	54,857
	Kurimoto, Ltd.	11,000	30,940
	Kuroda Electric Co., Ltd.	1,200	22,052
	Kyodo Printing Co., Ltd.	9,000	39,243
	Kyodo Shiryo Co., Ltd.	5,000	8,349
	Kyoto Kimono Yuzen Co., Ltd.	14	47,358
*	Kyushu-Shinwa Holdings, Inc.	10,000	17,547
	Life Corp.	2,000	27,845
	Macnica, Inc.	800	20,699
	Maeda Corp.	6,000	35,250
	Maeda Road Construction Co., Ltd.	10,000	73,330
	Maezawa Kaisei Industries Co., Ltd.	1,200	22,397
	Maezawa Kyuso Industries Co., Ltd.	1,200	19,082
	Makino Milling Machine Co., Ltd.	4,000	29,449
	Mars Engineering Corp.	700	20,020
	Marudai Food Co., Ltd.	5,000	13,020
	Maruetsu, Inc.	9,000	41,700
	Maruha Group, Inc.	18,000	47,770
	Marusan Securities Co., Ltd.	6,000	41,940
	Maruyama Manufacturing Co., Inc.	3,000	14,544
*	Maruzen Co., Ltd.	4,000	8,932
*	Matsuo Bridge Co., Ltd.	3,000	5,838
	Matsuzakaya Co., Ltd.	9,000	50,657
	Max Co., Ltd.	2,000	22,137
#	Megachips Corp.	1,900	22,392
	Meidensha Corp.	14,000	38,256
	Meito Sangyo Co., Ltd.	2,000	32,884
	Meiwa Estate Co., Ltd.	3,700	45,831
	Melco Holdings, Inc.	1,400	37,452
	Mercian Corp.	10,000	25,976
	Michinoku Bank, Ltd.	5,000	24,327
	Mikuni Coca-Cola Bottling Co., Ltd.	3,000	28,159
	Ministop Co., Ltd.	1,500	28,755
*	Misawa Homes Holdings, Inc.	1,600	58,246
*	Mitsubishi Cable Industries, Ltd.	14,000	17,444
*	Mitsubishi Paper Mills, Ltd.	13,000	18,554
	Mitsubishi Plastics, Inc.	16,000	44,362
	Mitsubishi Shindoh Co., Ltd.	3,000	7,778
	Mitsubishi Steel Manufacturing Co., Ltd.	5,000	18,934

3

	Mitsuboshi Belting, Ltd.	8,000	49,056
	Mitsui High-Tec, Inc.	3,300	41,154
	Mitsui Home Co., Ltd.	4,000	21,096
*	Mitsui Mining Co., Ltd.	2,500	7,400
	Mitsui-Soko Co., Ltd.	10,000	37,709
	Mitsumi Electric Co., Ltd.	3,000	30,972
	Mitsuuroko Co., Ltd.	3,000	22,361
	Miura Co., Ltd.	2,000	40,045
	Miyazaki Bank, Ltd.	6,000	28,875
	Mizuno Corp.	9,000	45,062
	Modec, Inc.	800	20,050
*	Momiji Holdings, Inc.	14	39,344
	Mori Seiki Co., Ltd.	5,800	72,768
	Morinaga & Co., Ltd.	16,000	42,202
	MOS Food Services, Inc.	2,000	32,604
	Myojo Foods Co., Ltd.	3,000	19,056
	Nabtesco Corp.	5,000	40,715
	Nachi-Fujikoshi Corp.	13,000	52,773
	Nagano Bank, Ltd.	6,000	20,474
	Nakamuraya Co., Ltd.	3,000	11,190
	Nakayama Steel Works, Ltd.	5,000	25,294
	NEC Infrontia Corp.	3,000	12,524
	NEC Mobiling, Ltd.	1,100	21,216
	NEC Tokin Corp.	2,000	11,320
*	Netmarks, Inc.	7	18,700
	Nichias Corp.	4,000	18,273
	Nichiha Corp.	4,000	61,100
	Nichimo Co., Ltd.	5,000	14,017
	Nichireki Co., Ltd.	2,000	7,149
	Nichiro Corp.	5,000	10,890
	Nifco, Inc.	2,000	32,641
	Nikkiso Co., Ltd.	4,000	24,248
	Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	11,751
	Nippon Carbon Co., Ltd.	5,000	10,093
	Nippon Chemical Industrial Co., Ltd.	2,000	5,892
	Nippon Chemi-Con Corp.	5,000	27,879
	Nippon Concrete Industries Co., Ltd.	3,000	9,334
	Nippon Densetsu Kogyo Co., Ltd.	2,000	13,752
	Nippon Denwa Shisetu Co., Ltd.	5,000	19,503
	Nippon Flour Mills Co., Ltd.	17,000	71,922
	Nippon Gas Co., Ltd.	2,000	17,401
* #	Nippon Kasei Chemical Co., Ltd.	5,000	12,870
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	22,824
#	Nippon Seiki Co., Ltd.	4,000	65,111
	Nippon Shinyaku Co., Ltd.	3,000	23,339
	Nippon Signal Co., Ltd.	3,000	19,764
	Nippon Soda Co., Ltd.	8,000	23,821
	Nippon Suisan Kaisha, Ltd.	18,000	65,884
	Nippon Synthetic Chemical Industry Co., Ltd.	3,000	8,774
	Nippon System Development Co., Ltd.	1,200	32,381
	Nippon Thompson Co., Ltd.	3,000	22,565
	Nippon Unipac Holding, Tokyo	1	3,185
	Nissha Printing Co., Ltd.	3,000	58,362
	Nisshin Fire & Marine Insurance Co., Ltd.	19,000	70,495
* #	Nissho Iwai-Nichmen Holdings Corp.	7,700	40,440
	Nissin Kogyo Co., Ltd.	1,000	38,498
	Nittan Valve Co., Ltd.	2,000	16,502
	Nittetsu Mining Co., Ltd.	3,000	16,169
	Nitto Boseki Co., Ltd.	18,000	44,072
	Nitto Electric Works, Ltd.	3,000	38,276
	NOF Corp.	7,000	26,207
	Noritake Co., Ltd.	8,000	36,360
	Noritz Corp.	2,600	43,180
	Odakyu Real Estate Co., Ltd.	4,000	12,385
	Oiles Corp.	1,000	22,415
	Oita Bank, Ltd.	5,000	35,748
	Okamoto Industries, Inc.	9,000	32,931
	Okamura Corp.	3,000	24,429
	Okinawa Electric Power Co., Ltd.	525	26,326
	Okuma Corp.	7,000	55,496
	Okuwa Co., Ltd.	3,000	39,725
	Olympic Corp.	1,800	19,117
	Onoken Co., Ltd.	2,000	30,436
	Organo Corp.	4,000	19,846
	Osaka Steel Co., Ltd.	2,100	29,178

4

	Osaki Electric Co., Ltd.	3,000	21,488
	Pacific Industrial Co., Ltd.	4,000	20,437
	Pacific Metals Co., Ltd.	7,000	33,680
	Paramount Bed Co., Ltd.	1,700	41,922
	Parco Co., Ltd.	2,000	15,838
*	Pasco Corp.	1,000	2,668
*	Penta-Ocean Construction Co., Ltd.	36,000	55,111
	Pentax Corp.	5,000	22,314
	Piolax, Inc.	1,000	19,897
*	Prima Meat Packers, Ltd.	5,000	7,092
	Raito Kogyo Co., Ltd.	2,400	10,224
	Rasa Industries, Ltd.	3,000	9,324
*	Renown D’urban Holdings, Inc.	3,000	32,218
	Resorttrust, Inc.	700	21,619
	Rheon Automatic Machinery Co., Ltd.	2,000	6,918
	Rhythm Watch Co., Ltd.	10,000	20,182
	Ricoh Leasing Co., Ltd.	1,000	25,813
	Right On Co., Ltd.	1,125	37,069
	Riken Corp.	7,000	41,488
	Riken Technos Corp.	5,000	19,859
	Riken Vitamin Co., Ltd.	2,000	52,356
	Rohto Pharmaceutical Co., Ltd.	2,000	33,362
	Roland Corp.	2,000	38,407
	Roland DG Corp.	900	19,724
	Royal Co., Ltd.	2,000	23,027
	Ryobi, Ltd.	11,000	56,462
	Ryosan Co., Ltd.	1,500	37,795
	Ryoyo Electro Corp.	2,000	29,164
	Sagami Co., Ltd.	3,000	11,425
	Saibu Gas Co., Ltd.	12,000	26,477
	Saizeriya Co., Ltd.	1,700	21,321
	Sakata INX Corp.	3,000	15,194
	Sakata Seed Corp.	2,000	27,815
	San-Ai Oil Co., Ltd.	4,000	19,247
	Sanden Corp.	7,000	32,987
	Sanki Engineering Co., Ltd.	5,000	39,530
	Sankyo-Tateyama Holdings, Inc.	16,000	40,472
#	Sankyu, Inc., Tokyo	20,000	69,531
*	Sanrio Co., Ltd.	2,100	22,678
*	Sansui Electric Co., Ltd.	28,000	7,363
	Sanyo Chemical Industries, Ltd.	7,000	56,630
	Sanyo Electric Credit Co., Ltd.	2,400	52,063
	Sanyo Shokai, Ltd.	4,000	26,649
	Sanyo Special Steel Co., Ltd.	7,000	34,259
*	Sasebo Heavy Industries Co., Ltd., Tokyo	7,000	13,425
	Sato Corp.	2,100	46,313
	Seiko Corp.	3,307	16,254
	Senko Co., Ltd.	6,000	22,127
	Senshukai Co., Ltd.	3,000	30,344
	Shikoku Chemicals Corp.	3,000	14,624
	Shima Seiki Manufacturing Co., Ltd.	800	20,328
	Shimizu Bank, Ltd.	400	20,349
	Shindengen Electric Manufacturing Co., Ltd.	3,000	12,737
	Shin-Etsu Polymer Co., Ltd.	5,000	42,348
	Shinki Co., Ltd.	3,000	30,292
	Shinko Electric Co., Ltd.	6,000	17,148
	Shinmaywa Industries, Ltd.	5,000	31,062
	Sho-Bond Corp.	2,000	17,634
#	Shochiku Co., Ltd.	4,000	26,018
	Showa Electric Wire & Cable Co., Ltd., Kawasaki	12,000	15,866
	Showa Sangyo Co., Ltd.	10,000	28,427
	Sinanen Co., Ltd.	3,000	17,194
	SMK Corp.	5,000	28,570
*	Snow Brand Milk Products Co., Ltd.	6,500	24,986
	Sorun Corp.	2,000	13,444
	SS Pharmaceutical Co., Ltd., Tokyo	8,000	63,725
	Starzen Corp.	4,000	11,686
	Sumitomo Light Metal Industries, Ltd.	11,000	20,269
*	Sumitomo Mitsui Construction Co., Ltd.	6,600	5,304
	Sumitomo Precision Products Co., Ltd., Amagasaki City	2,000	8,433
	Sumitomo Titanium Corp.	300	39,583
#	Sumitomo Warehouse Co., Ltd.	9,000	51,249
	Sun Wave Corp.	2,000	6,512
*	SXL Corp.	3,000	4,125
	T.Hasegawa Co., Ltd.	1,600	24,977

5

	Tabai Espec Corp.	2,000	23,095
	Tadano, Ltd.	6,000	41,575
	Taihei Dengyo Kaisha, Ltd.	3,000	16,868
	Taiho Kogyo Co., Ltd.	1,900	20,393
	Taisei Rotec Corp.	3,000	7,310
	Taito Corp.	25	40,906
	Takamatsu Corp.	800	33,756
	Takaoka Electric Manufacturing Co., Ltd., Tokyo	4,000	9,296
* #	Takara Co., Ltd.	3,700	11,860
	Takasago International Corp.	3,000	14,319
	Takasago Thermal Engineering Co., Ltd.	6,000	43,746
	Takashima & Co., Ltd.	4,000	11,249
	Takiron Co., Ltd.	3,000	11,887
	Takuma Co., Ltd.	6,000	43,357
	Tamura Corp.	4,000	15,614
	Tasaki Shinju Co., Ltd.	2,000	8,498
* #	TC Properties Co., Ltd.	42,000	0
	TCM Corp.	5,000	11,631
*	Teac Corp.	5,000	7,433
	Tecmo, Ltd.	2,000	21,739
	Teikoku Hormone Manufacturing Co., Ltd.	2,000	19,632
	Tekken Corp.	11,000	21,278
	Tenma Corp.	2,000	35,722
	The Nisshin Oillio Group, Ltd.	10,000	61,713
	Toa Corp.	12,000	23,157
	Toa Doro Kogyo Co., Ltd.	3,000	10,500
*	Toabo Corp.	6,000	7,463
	Toagosei Co., Ltd.	26,000	130,935
	Tochigi Bank, Ltd.	7,000	48,063
	Toei Co., Ltd.	14,000	76,194
	Toenec Corp.	3,000	13,599
	Toho Bank, Ltd.	6,000	26,785
	Toho Real Estate Co., Ltd.	4,000	19,362
	Toho Titanium Co., Ltd.	1,000	40,338
	Toho Zinc Co., Ltd.	4,000	14,077
	Tohoku Pioneer Corp.	2,000	24,716
	Tokai Carbon Co., Ltd.	12,000	54,845
	Tokai Tokyo Securities Co., Ltd.	14,000	45,850
	Toko, Inc.	8,000	23,753
	Tokushima Bank, Ltd.	7,000	69,693
	Tokushu Paper Manufacturing Co., Ltd.	3,000	17,999
	Tokyo Dome Corp.	5,000	26,167
	Tokyo Kikai Seisakusho, Ltd.	6,000	18,073
	Tokyo Leasing Co., Ltd.	4,200	61,087
	Tokyo Nissan Auto Sales Co., Ltd.	3,000	18,578
	Tokyo Rakutenchi Co., Ltd.	5,000	19,598
	Tokyo Rope Manufacturing Co., Ltd.	4,000	8,003
	Tokyo Tekko Co., Ltd.	3,000	11,471
	Tokyo Theatres Co., Inc., Tokyo	6,000	17,329
	Tokyo Tomin Bank, Ltd.	3,700	106,797
	Tokyu Store Chain Corp.	4,000	18,640
	Tomato Bank, Ltd.	9,000	22,141
	Tonami Transportation Co., Ltd.	3,000	9,836
	Topcon Corp.	2,000	46,329
	Topy Industries, Ltd.	16,000	58,500
	Torii Pharmaceutical Co., Ltd.	2,000	43,249
	Toshiba Machine Co., Ltd.	6,000	37,945
	Toshiba Plant Kensetsu Co., Ltd.	4,000	19,936
	Tosho Printing Co., Ltd.	5,000	19,407
*	Totoku Electric Co., Ltd., Tokyo	3,000	6,618
	Tottori Bank, Ltd.	6,000	20,182
	Touei Housing Corp.	900	16,916
*	Towa Real Estate Development Co., Ltd.	6,000	19,533
*	Toyama Chemicals Co., Ltd.	7,000	28,382
*	Toyo Communication Equipment Co., Ltd.	4,000	19,236
#	Toyo Corp.	3,000	34,375
	Toyo Electric Co., Ltd.	5,000	21,607
	Toyo Engineering Corp.	11,000	38,005
	Toyo Kohan Co., Ltd.	3,000	10,881
	Toyo Radiator Co., Ltd.	5,000	25,872
	Toyo Tire & Rubber Co., Ltd.	8,000	36,514
	Trans Cosmos, Inc.	1,500	70,343
	Trusco Nakayama Corp.	2,300	49,911
	Tsubaki Nakashima Co., Ltd.	5,000	70,675
	Tsubakimoto Chain Co.	9,000	47,505

6

Tsukishima Kikai Co., Ltd.	3,000	26,600
Tsumura & Co.	3,000	59,016
Tsurumi Manufacturing Co., Ltd.	2,000	17,612
Tsutsumi Jewelry Co., Ltd.	2,000	60,602
Uchida Yoko Co., Ltd.	4,000	19,585
Unitika, Ltd.	33,000	49,041
U-Shin, Ltd.	2,000	17,470
Vital-Net, Inc.	2,800	18,934
Wakachiku Construction Co., Ltd.	4,000	8,169
Xebio Co., Ltd.	800	32,455
Yamagata Bank, Ltd.	11,000	58,421
Yamaichi Electronics Co., Ltd.	1,600	21,823
Yamatake Corp.	5,000	89,512
Yamato Kogyo Co., Ltd.	6,000	86,036
Yasuda Warehouse Co., Ltd.	2,000	16,424
Yodogawa Steel Works, Ltd.	9,000	54,053
Yokohama Reito Co., Ltd.	3,000	24,212
Yomeishu Seizo Co., Ltd.	2,000	20,376
Yomiuri Land Co., Ltd.	3,000	21,690
Yondenko Corp.	2,100	12,268
Yonekyu Corp.	2,000	23,199
Yoshimoto Kogyo Co., Ltd.	2,000	29,396
Yurtec Corp.	4,000	23,640
Zenrin Co., Ltd.	3,000	57,281
Zuken, Inc.	2,000	21,835
TOTAL COMMON STOCKS
(Cost $11,038,713)		13,426,483

INVESTMENT IN CURRENCY — (0.2%)
* Japanese Yen		96,376
(Cost $96,819)

RIGHTS/WARRANTS — (0.0%)
* Kanematsu Corp. Warrants 03/31/06	525	0
(Cost $0)
TOTAL — JAPAN
(Cost $11,135,532)		13,522,859

UNITED KINGDOM — (19.9%)
COMMON STOCKS — (19.5%)
Abbot Group P.L.C.	7,000	33,419
Aberdeen Asset Management P.L.C.	13,438	37,722
* Acambis P.L.C.	3,063	13,715
Aegis Group P.L.C.	25,390	53,249
AGA Food Service Group P.L.C.	5,765	31,524
Aggreko P.L.C.	10,000	38,109
Alba P.L.C.	1,765	12,673
Alexon Group P.L.C.	3,898	19,631
Alpha Airports Group P.L.C.	11,017	18,491
Alphameric P.L.C.	12,452	20,964
Anglo Pacific Group P.L.C.	9,619	20,129
* Anite Group P.L.C.	7,470	8,815
Arena Leisure P.L.C.	8,000	5,867
Arla Foods UK P.L.C.	17,677	20,570
Arriva P.L.C.	4,870	49,730
* Ashtead Group P.L.C.	13,374	29,473
Atkins (WS) P.L.C.	4,015	49,528
* Autonomy Corp. P.L.C.	4,802	30,297
Avis Europe P.L.C.	21,462	19,289
* Axis-Shield P.L.C.	3,456	20,692
Babcock International Group P.L.C.	10,808	35,764
Balfour Beatty P.L.C.	9,360	56,118
Barr (A.G.) P.L.C.	1,130	20,463
Belhaven Brewery Group P.L.C.	2,168	24,681
Bellway P.L.C.	4,000	62,897
Bespak P.L.C.	1,360	13,225
* Biocompatibles International P.L.C.	1,050	4,653
Blacks Leisure Group P.L.C.	2,366	17,945
Bloomsbury Publishing P.L.C.	3,174	20,878
Body Shop International P.L.C.	8,000	31,974
Bodycote International P.L.C.	10,262	39,591
Bovis Homes Group P.L.C.	5,000	55,621

7

	BPP Holdings P.L.C.	2,800	19,254
*	Bradstock Group P.L.C.	840	666
	Brammer P.L.C.	1,933	5,694
	Brewin Dolphin Holdings P.L.C.	18,429	46,043
	Britannic P.L.C.	9,041	101,266
	British Polythene Industries P.L.C.	2,000	13,335
	British Steam Specialties Group P.L.C.	5,876	33,090
	Brixton P.L.C.	6,000	40,489
	Brown (N) Group P.L.C.	9,990	31,666
*	BTG P.L.C.	8,348	33,352
	Burren Energy P.L.C.	1,962	25,514
*	Cambridge Antibody Technology Group P.L.C.	1,746	23,302
	Capital & Regional P.L.C.	2,615	38,532
	Capital Radio P.L.C.	5,709	31,962
	Care U.K. P.L.C.	2,594	18,905
	Carillion P.L.C.	6,204	30,800
	Carpetright P.L.C.	4,000	69,894
*	Charter P.L.C.	8,148	48,409
	Chemring Group P.L.C.	2,294	24,384
	Chesnara P.L.C.	3,500	10,072
	Chrysalis Group P.L.C.	5,000	14,094
	City Restaurant Group P.L.C.	9,500	21,150
	Clinton Cards P.L.C.	13,538	18,997
	Close Brothers Group P.L.C.	2,580	37,155
	Collins Stewart Tullett P.L.C.	4,982	55,242
*	Colt Telecom Group P.L.C.	40,792	45,927
	Communisis P.L.C.	4,553	9,142
	Computacenter P.L.C.	7,985	29,260
*	Cookson Group P.L.C.	6,400	37,419
	Corin Group P.L.C.	2,986	20,660
	Countrywide P.L.C.	7,000	44,799
*	Courts P.L.C.	2,320	0
	Cranswick P.L.C.	1,977	21,251
	Crest Nicholson P.L.C.	3,560	26,696
	Croda International P.L.C.	4,000	29,332
	Daejan Holdings P.L.C.	472	27,087
	Dairy Crest Group P.L.C.	6,206	54,372
*	Dana Petroleum P.L.C.	3,699	61,009
*	Danka Business Systems P.L.C.	7,000	3,876
	Datamonitor P.L.C.	6,496	22,474
	Davis Service Group P.L.C.	4,721	37,671
	Dawson Holdings P.L.C.	6,455	17,608
	De La Rue P.L.C.	7,548	49,433
	De Vere Group P.L.C.	3,571	39,154
	Delta P.L.C.	6,000	13,759
	Derwent Valley Holdings P.L.C.	2,000	44,332
	Detica Group P.L.C.	1,247	20,899
	Development Securities P.L.C.	1,186	11,853
	Devro P.L.C.	8,000	17,648
	Dicom Group P.L.C.	1,206	21,369
*	Dimension Data Holdings P.L.C.	53,000	36,360
	Diploma P.L.C.	1,500	17,398
	Domestic & General Group P.L.C.	1,796	24,302
	Domino Printing Sciences P.L.C.	6,574	31,115
	Domnick Hunter Group P.L.C.	2,773	35,805
	DS Smith P.L.C.	19,364	57,215
	DTZ Holdings P.L.C.	4,629	24,190
	Dyson Group P.L.C.	3,052	19,528
*	Easyjet P.L.C.	7,991	42,219
*	Egg P.L.C.	10,363	20,467
*	Elementis P.L.C.	13,000	12,569
*	Enodis P.L.C.	11,200	26,883
	Erinaceous Group P.L.C.	4,077	22,388
	Euromoney Institutional Investors P.L.C.	3,960	29,071
	European Motor Holdings P.L.C.	4,182	21,644
	Expro International Group P.L.C.	2,391	22,512
	Filtronic P.L.C.	3,555	17,124
	Findel P.L.C.	3,443	33,071
	First Choice Holidays P.L.C.	16,491	60,360
	First Technology P.L.C.	3,768	13,056
	Fisher (James) & Sons P.L.C.	3,436	21,787
	FKI P.L.C.	26,756	51,211
	Forth Ports P.L.C.	2,313	53,687
	Freeport P.L.C.	1,304	10,224
	French Connection Group P.L.C.	2,765	12,822

8

*	Full Circle Future, Ltd.	3,000	0
	Fuller, Smith & Turner P.L.C. Series A	1,228	20,194
	Future Network P.L.C.	13,448	20,441
	Game Group P.L.C.	17,436	29,285
	Games Workshop Group P.L.C.	493	3,725
	Go-Ahead Group P.L.C.	2,000	47,712
	Grainger Trust P.L.C.	3,595	28,633
	Great Portland Estates P.L.C.	5,520	36,510
	Greene King P.L.C.	3,589	85,735
	Greggs P.L.C.	640	52,594
	Guiness Peat Group P.L.C.	48,045	69,620
*	Gyrus Group P.L.C.	4,115	23,682
	Halma P.L.C.	18,397	50,356
	Hardys & Hansons P.L.C.	1,640	21,084
	Headlam Group P.L.C.	3,793	29,328
	Helical Bar P.L.C.	823	22,685
	Helphire Group P.L.C.	6,555	33,674
*	Henderson Group P.L.C.	11,277	14,067
*	Heywood Williams Group P.L.C.	5,000	9,784
	Hill & Smith Holdings P.L.C.	6,779	22,179
	Hiscox P.L.C.	11,700	39,711
	HMV Group P.L.C.	14,541	66,189
	Holidaybreak P.L.C.	2,376	26,017
	Homeserve P.L.C.	3,150	60,635
	House of Fraser P.L.C.	8,000	16,070
	Hunting P.L.C.	6,453	34,558
	Huntleigh Technology P.L.C.	2,894	18,476
	Huntsworth P.L.C.	1,679	3,279
	Incisive Media P.L.C.	6,392	18,752
	Intertek Group P.L.C.	4,000	54,581
	Intserve P.L.C.	9,249	58,010
*	Invensys P.L.C.	141,375	37,671
	Isoft Group P.L.C.	9,255	76,371
	Isotron P.L.C.	1,817	20,265
	Ite Group P.L.C.	10,838	20,361
	Jardine Lloyd Thompson Group P.L.C.	6,949	49,813
	JJB Sports P.L.C.	12,000	39,516
	JKX Oil and Gas P.L.C.	6,993	23,197
	Johnson Service Group P.L.C.	2,872	21,926
	Keller Group P.L.C.	3,959	27,256
	Kensington Group P.L.C.	3,881	44,743
	Kier Group P.L.C.	1,776	29,506
	Kiln P.L.C.	11,852	21,343
	Kingston Communications P.L.C.	15,853	18,795
	Laing (John) P.L.C.	6,013	27,494
	Laird Group P.L.C.	6,800	41,633
*	London Clubs International P.L.C.	10,500	24,096
	London Merchant Securities P.L.C.	16,445	64,815
	London Scottish Bank P.L.C.	9,849	15,256
	Low & Bonar P.L.C.	5,000	10,351
	Luminar P.L.C.	2,561	23,491
*	Macfarlane Group P.L.C.	6,000	3,774
	Management Consulting Group P.L.C.	21,891	20,212
	Marshalls P.L.C.	5,652	30,937
	Matalan P.L.C.	13,000	47,586
	McAlpine (Alfred) P.L.C.	4,577	30,425
	McBride P.L.C.	6,500	17,328
	McCarthy & Stone P.L.C.	4,000	40,819
	Melrose Resources P.L.C.	4,114	28,370
	Menzies (John) P.L.C.	3,000	33,449
	Mersey Docks & Harbour Co. P.L.C.	3,580	63,231
	MFI Furniture Group P.L.C.	31,043	64,951
	Michael Page International P.L.C.	21,322	96,090
	Millennium and Copthorne Hotels P.L.C.	7,144	48,321
	Minerva P.L.C.	5,000	24,968
	Mitie Group P.L.C.	8,969	27,503
*	Molins P.L.C.	1,360	3,900
*	Morgan Crucible Company P.L.C.	10,153	36,389
	Mothercare P.L.C.	3,573	21,238
	Mouchel Parkman P.L.C.	5,135	25,241
	Mowlem (John) & Co. P.L.C.	9,138	23,048
	Mucklow (A & J) Group P.L.C.	1,478	10,582
	National Express Group P.L.C.	2,000	29,810
	Nestor Healthcare Group P.L.C.	3,700	8,584
	Northern Foods P.L.C.	16,000	43,817

9

*	Northgate Information Solutions P.L.C.	22,083	31,096
	Northgate P.L.C.	2,070	37,444
*	NSB Retail P.L.C.	36,426	19,745
*	NXT P.L.C.	3,360	3,962
	Oxford Instruments P.L.C.	4,604	18,942
	Paladin Resources P.L.C.	10,902	59,931
*	Parity Group P.L.C.	11,250	1,684
	Pendragon P.L.C.	3,803	25,911
	Pennon Group P.L.C.	2,365	43,371
	Photo-Me International P.L.C.	11,000	25,272
	PHS Group P.L.C.	20,000	41,324
	Premier Farnell P.L.C.	10,889	34,547
*	Premier Oil P.L.C.	4,000	59,191
	Psion P.L.C.	18,000	21,121
	PZ Cuzzons P.L.C.	876	19,927
	Raven Mount P.L.C.	13,000	16,383
	Redrow P.L.C.	11,802	88,992
	Reg Vardy P.L.C.	2,009	21,125
*	Regent Inns P.L.C.	4,883	8,076
	Renishaw P.L.C.	2,904	42,879
	RM P.L.C.	5,970	18,320
	ROK property solutions P.L.C.	2,191	20,289
	Rotork P.L.C.	4,858	47,893
	Roxboro Group P.L.C.	2,792	19,640
	Royalblue Group P.L.C.	2,121	25,292
	RPC Group P.L.C.	4,083	17,168
	RPS Group P.L.C.	9,770	30,644
	Salvesen (Christian) P.L.C.	12,000	14,962
	Savills P.L.C.	2,754	36,555
	Scapa Group P.L.C.	6,600	2,965
	Senior P.L.C.	12,000	11,886
	Serco Group P.L.C.	11,001	53,384
	Shaftesbury P.L.C.	5,000	32,576
	Shanks & McEwan Group P.L.C.	8,000	23,363
	SIG P.L.C.	4,300	52,246
*	Skyepharma P.L.C.	24,000	25,859
	SMG P.L.C.	10,000	17,167
	Smith (WH) P.L.C.	10,824	72,197
*	Soco International P.L.C.	3,613	50,045
	Somerfield P.L.C.	30,098	108,177
	Sondex P.L.C.	5,488	25,423
	Spectris P.L.C.	5,378	55,464
	Speedy Hire P.L.C.	1,564	19,402
	Spirax-Sarco Engineering P.L.C.	2,000	28,342
*	Spirent P.L.C.	42,716	41,595
	SSL International P.L.C.	8,710	45,026
	St. Ives P.L.C.	3,000	21,060
	St. Modwen Properties P.L.C.	23,000	181,612
*	Stanelco P.L.C.	51,229	18,947
	Stanley Leisure P.L.C.	4,178	44,486
*	Surfcontrol P.L.C.	2,188	19,328
	T. Clarke P.L.C.	3,989	17,861
	Taylor Nelson Sofres P.L.C.	6,000	21,678
*	The Innovation Group P.L.C.	32,039	17,779
	The Peacock Group P.L.C.	5,571	31,523
*	Thus Group P.L.C.	53,000	15,823
	Topps Tiles P.L.C.	7,700	27,080
	Town Centre Securities (New) P.L.C.	3,092	19,325
	Transport Development Group P.L.C.	4,126	17,052
	TT Electronics P.L.C.	6,965	17,424
	Tullow Oil P.L.C.	10,957	42,634
	U.K. Coal P.L.C.	7,301	20,789
	Ulster Television P.L.C.	2,430	20,066
	Ultra Electronics Holdings P.L.C.	1,924	29,043
	Uniq P.L.C.	7,440	19,861
	Unite Group P.L.C.	5,545	30,741
*	Venture Production P.L.C.	3,224	29,433
*	Vernalis P.L.C.	1,916	2,218
	Victrex P.L.C.	3,288	30,761
	Viridian Group P.L.C.	2,700	37,007
*	Viridian Group P.L.C. Series B Redeemable Shares	3,000	3,948
	Vitec Group P.L.C.	2,000	13,361
	VT Group P.L.C.	7,300	45,448
	Weir Group P.L.C.	10,306	67,110
	Wembley P.L.C.	1,429	14,400

10

	Westbury P.L.C.	5,170	41,987
	Wetherspoon (J.D.) P.L.C.	7,000	36,838
	Whatman P.L.C.	6,385	29,919
	Wilmington Group P.L.C.	6,879	19,995
	Wincanton P.L.C.	5,790	28,419
*	Wolfson Microelectronics P.L.C.	7,866	26,117
	Wolverhampton & Dudley Breweries P.L.C.	3,644	75,219
	Wood Group (John) P.L.C.	24,689	92,158
	Woolworths Group P.L.C.	71,508	46,405
	Workspace Group P.L.C.	8,430	40,740
	WSP Group P.L.C.	4,191	26,279
	Wyevale Garden Centres P.L.C.	1,090	11,439
	XAAR P.L.C.	5,056	25,536
	XANSA P.L.C.	18,423	28,642
	Yule Catto & Co. P.L.C.	6,673	28,037
TOTAL COMMON STOCKS
(Cost $6,835,225)			8,523,371

INVESTMENT IN CURRENCY — (0.4%)
*	British Pound Sterling		159,936
(Cost $159,341)
TOTAL — UNITED KINGDOM
(Cost $6,994,566)			8,683,307

AUSTRALIA — (7.0%)
COMMON STOCKS — (7.0%)
	ABB Grain, Ltd.	4,920	25,484
	ABC Learning Centres, Ltd.	1,012	4,980
	Adelaide Bank, Ltd.	6,259	60,121
	Adelaide Brighton, Ltd.	18,856	29,754
	Adsteam Marine, Ltd.	22,129	30,929
	Arrow Pharmaceuticals, Ltd.	27,475	49,801
*	Austal, Ltd.	14,470	20,863
*	Austar United Communications, Ltd.	80,355	70,530
	Austereo Group, Ltd.	21,665	27,876
	Australian Agricultural Co., Ltd.	17,429	22,656
*	Australian Magnesium Corp., Ltd.	8,556	66
	Australian Pharmaceutical Industries, Ltd.	11,702	28,252
	Australian Pipeline Trust	13,387	38,430
*	Australian Wealth Management, Ltd.	37,606	33,350
	Bank of Queensland, Ltd.	8,203	72,410
	BayCorp Advantage, Ltd.	20,300	57,865
	Bendigo Bank, Ltd.	4,756	39,089
	Cabcharge Austalia, Ltd.	13,000	56,387
	Campbell Brothers, Ltd.	2,876	21,838
	Centennial Coal, Ltd.	8,613	34,821
*	Chemeq, Ltd.	5,304	4,635
*	Climax Mining, Ltd.	2,546	215
*	Clough, Ltd.	14,720	5,180
	Coates Hire, Ltd.	20,244	72,508
	Cochlear, Ltd.	1,678	53,474
	Commander Communications, Ltd.	12,084	20,328
	Corporate Express Australia, Ltd.	5,746	27,661
	Crane Group, Ltd.	5,445	44,359
	DCA Group, Ltd.	26,763	79,581
	Downer Group, Ltd.	23,218	106,303
	Envestra, Ltd.	33,400	29,131
	Futuris Corp., Ltd.	31,411	47,543
	GasNet Australia Group	10,600	21,642
	Graincorp, Ltd. Series A	3,700	33,496
	Great Southern Plantations, Ltd.	12,990	27,438
	GUD Holdings, Ltd.	3,179	17,593
	Gunns, Ltd.	23,536	53,753
	GWA International, Ltd.	13,074	32,642
*	Hardman Resources, Ltd.	22,630	40,640
	Hills Industries, Ltd.	23,793	89,076
	Iluka Resources, Ltd.	16,296	105,432
	Incitec Pivot, Ltd.	3,943	46,781
	Invocare, Ltd.	6,115	19,609
	ION, Ltd.	19,918	0
	Iress Market Technology, Ltd.	6,392	21,774
	Jones (David), Ltd.	37,253	65,783

11

	MacArthur Coal, Ltd.	8,111	40,177
	McGuigan Simeon Wines, Ltd.	9,639	32,449
	Miller’s Retail, Ltd.	24,501	15,524
	Minara Resources, Ltd.	16,026	21,938
*	Novogen, Ltd.	884	3,274
	Nufarm, Ltd.	11,772	92,794
	Oamps, Ltd.	9,983	22,816
*	Oxiana, Ltd.	55,648	47,373
	Pacific Group, Ltd.	9,528	17,018
*	Petsec Energy, Ltd.	4,391	5,191
*	PMP, Ltd.	17,571	17,712
	Primary Health Care, Ltd.	5,491	43,615
	Ramsay Health Care, Ltd.	11,400	78,517
	Reece Australia, Ltd.	4,332	42,244
*	Resolute Mining, Ltd.	2,027	1,331
	Ridley Corp., Ltd.	43,890	46,697
*	Roc Oil Co., Ltd.	12,424	23,175
	Rural Press, Ltd.	5,574	48,342
	Salmat, Ltd.	7,085	25,026
*	Scigen	16,313	544
	SFE Corp., Ltd.	6,232	54,676
	Sigma Co., Ltd.	4,386	36,572
	Sims Group, Ltd.	6,376	84,872
*	Sons of Gwalia, Ltd.	6,721	0
	Southern Cross Broadcasting (Australia), Ltd.	5,775	61,903
	Spotless Group, Ltd.	10,288	40,069
	STW Communications Group, Ltd.	14,807	35,756
*	Tap Oil, Ltd.	12,796	28,797
	Thakral Holdings Group	87,685	51,230
	Timbercorp, Ltd.	28,602	47,130
	Transfield Services, Ltd.	8,307	53,520
	United Group, Ltd.	5,101	43,282
*	Village Roadshow, Ltd.	11,681	25,674
	Worley Group, Ltd.	7,845	56,809
TOTAL COMMON STOCKS
(Cost $2,125,155)			3,038,126

INVESTMENT IN CURRENCY — (0.0%)
*	Australian Dollar		20,847
(Cost $20,665)

RIGHTS/WARRANTS — (0.0%)
*	Coates Hire, Ltd. Rights 09/15/05	3,374	496
(Cost $0)
TOTAL — AUSTRALIA
(Cost $2,145,820)			3,059,469

SWITZERLAND — (5.1%)
COMMON STOCKS — (5.0%)
*	Actelion, Ltd.	800	93,019
	AFG Arbonia-Forster Holding AG	67	18,811
	Agie Charmilles Holding AG	200	19,631
	Ascom Holding AG	1,474	24,333
	Bachem AG	343	20,619
	Bank Coop AG	151	7,581
	Bank Sarasin & Cie Series B, Basel	10	19,906
	Banque Cantonale Vaudoise	86	23,303
	Banque Privee Edmond de Rothschild SA, Geneve	2	28,138
*	Barry Callebaut AG	200	59,039
*	Berna Biotech	1,303	11,696
	Berner Kantonalbank	146	21,425
	Bobst Group SA	800	37,708
	Caisse d’Epargne Cantonale Vaudoise, Lausanne	50	55,772
	Charles Voegele Holding AG	317	25,773
*	Clariant AG	1,900	27,272
*	Converium Holding AG	7,300	66,807
	Conzzeta Holdings AG	27	33,950
	Emmi AG	111	11,363
	Ems-Chemie Holding AG	300	26,884
	Energiedienst Holding AG	100	36,696
*	Fischer (Georg) AG, Schaffhausen	100	32,679
*	Forbo Holding AG, Eglisau	51	10,886

12

	Galenica Holding, Ltd. AG, Bern	122	23,230
	Generali (Switzerland) Holdings, Adliswil	80	20,373
	Helvetia Patria Holding	123	21,895
	Jelmoli Holding AG	16	23,802
	Kaba Holding AG	90	24,942
	Kudelski SA	1,700	69,047
	Kuoni Reisen Holding AG	120	46,464
	Leica Geosystems Holdings AG	90	39,903
	Luzerner Kantonalbank AG	200	38,316
*	Micronas Semi	800	33,909
*	Moevenpick-Holding, Zuerich	40	9,878
	OZ Holding AG	200	12,065
	Phoenix Mecano AG, Stein am Rhein	50	13,282
	Phonak Holding AG	3,000	115,187
*	PSP Swiss Property AG	1,947	87,604
	Publicitas Holding SA, Lausanne	70	20,141
	Rieters Holdings AG	100	29,938
	SAIA-Burgess Electronics AG	37	32,129
*	Sarna Kunststoff Holding AG	150	18,445
	Saurer AG	500	37,266
	Schweizerische National Versicherungs Gesellschaft	30	15,640
*	SEZ Holding AG	815	19,996
	SIA Abrasives Holding AG	78	19,853
	Sig Holding AG	1,100	277,853
*	Sika Finanz AG, Baar	90	69,353
	St. Galler Kantonalbank	40	11,600
	Sulzer AG, Winterthur	160	76,119
	Swiss Prime Site AG	375	17,999
	Tecan Group AG	607	20,378
*	Temenos Group AG	2,495	20,664
*	Unaxis Holding AG	600	85,745
	Valiant Holding AG	400	36,061
	Valora Holding AG	100	18,655
*	Von Roll Holding AG, Gerlafingen	2,718	4,985
	Vontobel Holdings AG	2,200	59,687
	Zuger Kantonalbank	8	20,741
TOTAL COMMON STOCKS
(Cost $1,643,164)			2,206,436

INVESTMENT IN CURRENCY — (0.1%)
*	Swiss Francs		40,821
(Cost $40,644)
TOTAL — SWITZERLAND
(Cost $1,683,808)			2,247,257

GERMANY — (4.1%)
COMMON STOCKS — (4.1%)
*	Aareal Bank AG	1,300	43,048
	Andreae-Noris Zahn AG, Anzag	580	24,727
*	Articon Integralis AG	400	1,736
	Ava Allgemeine Handelsgesellschaft der Verbraucher AG	700	41,594
	AWD Holding AG	1,300	53,110
	Baader Wertpapier Handelsbank AG	1,100	6,882
*	Beate Uhse AG	1,700	13,328
	Bechtle AG	929	20,603
	Bilfinger & Berger Bau AG	2,000	103,347
	Comdirect Bank AG	2,500	19,632
#	DAB Bank AG	3,800	32,505
	Deutsche Euroshop AG	373	22,169
*	Deutz AG	4,400	24,412
	Douglas Holding AG	900	35,188
*	Duerr Beteiligungs AG	500	9,288
*	Epcos AG	1,600	19,858
	Feilmann AG	700	52,059
	GFK AG	1,560	55,629
*	Gildemeister AG	2,400	17,881
	IVG Immobilien AG	4,500	95,737
	Iwka AG	1,166	27,745
*	Jenoptik AG	939	9,096
	K & S Aktiengesellschaft AG	2,000	125,761
*	Kontron AG	1,249	9,661
	KWS Kleinwanzlebener Saatzucht AG	15	12,200

13

	Leoni AG	984	30,354
	Mobilcom AG	1,478	36,529
	MVV Energie AG	2,000	46,501
*	MWG Biotech AG	1,000	386
	Norddeutsche Affinerie AG	902	20,368
	Paragon AG	1,157	23,041
	Pfeiffer Vacuum Technology AG	432	21,384
*	Pfleiderer AG	2,100	40,600
	Rheinmetall Berlin AG	990	59,021
	Rhoen Klinikum AG	1,200	46,630
	Salzgitter AG	3,100	115,744
	Schwarz Pharma AG	2,400	120,386
*	Senator Entertainment AG	140	215
*	SGL Carbon AG	1,609	22,358
*	Singulus Technologies AG	700	9,789
	Sixt AG	900	24,526
	Software AG	756	35,820
	Stada Arzneimittel AG	1,067	37,270
*	Strabag AG	166	11,465
	Stuttgarter Hofbraeu AG	1,000	34,050
	Sued-Chemie AG	200	10,659
	Takkt AG	3,000	32,163
*	Techem AG	557	24,184
	United Internet AG	2,000	66,891
	Vossloh AG	800	46,147
*	WCM Beteiligungs AG	11,166	5,941
TOTAL — GERMANY
(Cost $1,259,236)			1,799,618

FRANCE — (4.1%)
COMMON STOCKS — (4.1%)
*	Alain Afflelou SA	655	20,503
	Ales Groupe SA	1,070	19,717
*	Altran Technologies SA	3,544	32,184
	April Group SA	1,900	62,728
	Assystem Brime SA	808	20,138
	Beneteau SA	400	32,086
	Boiron SA	1,200	32,869
	Bongrain SA	339	21,121
	Bricorama SA	121	7,033
	Carbone Lorraine	488	21,991
*	CBo Territoria	887	4,760
	CEGID SA	250	8,770
	Cie Financiere Pour La Location D’Immeubles Industriels & Commerciaux SA	157	9,234
	Clarins SA	666	43,191
*	Club Mediterranee SA	600	28,837
*	CS Communication et Systemes	321	11,160
	Damartex SA	300	10,577
*	DMC (Dollfus Mieg et Cie)	600	2,972
	Electricite de Strasbourg	300	43,715
	Elior	4,894	64,673
*	Euro Disney SCA	25,300	4,044
	Fimalac SA	1,182	65,452
	Gaumont SA	411	28,023
*	Generale de Geophysique SA	556	56,569
	Generale de Sante	571	20,376
*	GFI Informatique SA	1,729	11,334
	Groupe Bourbon SA	887	64,411
	Groupe Steria	502	24,094
	Guyenne et Gascogne SA	300	34,558
	Iliad SA	2,500	104,959
* #	Infogrames Entertainment SA	4,330	7,737
	Lisi SA	500	35,802
	Manitou SA	1,600	67,035
*	Metaleurop SA	1,500	999
	Nexans	508	22,954
	Norbert Dentressangle	600	30,491
	NRJ Group	2,200	49,445
	Pierre & Vacances	106	8,092
	Plastic Omnium SA	372	11,108
	Provimi SA	469	10,928

14

	Remy Cointreau SA	1,495	69,292
*	Rhodia SA	3,263	6,247
	Rodriguez Group SA	600	34,409
	Rubis SA	322	24,047
	Scor SA	34,348	67,878
	SEB SA Prime Fidelite 2002	330	37,243
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	640	66,569
	Societe du Louvre SA	700	125,790
	Somfy Interational SA	300	60,923
	Sopra SA	500	32,734
	SR Teleperformance	1,656	50,970
	Taittinger SA	94	38,426
TOTAL — FRANCE
(Cost $1,249,958)			1,771,198

HONG KONG — (3.7%)
COMMON STOCKS — (3.6%)
	ALCO Holdings, Ltd.	68,000	27,061
	Allied Group, Ltd.	27,600	37,128
	Allied Properties, Ltd.	21,300	12,969
	Asia Aluminum Holdings, Ltd.	186,000	18,740
	Asia Financial Holdings, Ltd.	54,874	14,551
	Asia Standard International Group, Ltd.	116,666	5,746
	Associated International Hotels, Ltd.	48,000	43,383
	Cafe de Coral Holdings, Ltd.	78,000	87,430
*	Century City International Holdings, Ltd.	394,000	5,750
	Champion Technology Holdings, Ltd.	22,057	3,506
	Chaoda Modern Agriculture (Holdings), Ltd.	168,000	65,181
	Chen Hsong Holdings, Ltd.	72,000	38,036
*	China Aerospace International Holdings, Ltd.	46,800	2,208
*	China Everbright Technology, Ltd.	206,000	7,184
	China Hong-Kong Photo Products Holdings, Ltd.	90,000	10,888
*	China Insurance International Holdings Co., Ltd.	40,000	13,545
	China Motor Bus Co., Ltd.	1,600	13,195
	China Online (Bermuda), Ltd.	20,720	3,382
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	112,000	17,647
	China Resources Land, Ltd.	202,000	50,733
*	City Telecom (H.K.), Ltd.	30,000	3,184
	CNPC (Hong Kong), Ltd.	140,000	31,288
	Continental Mariner Investment Co., Ltd.	60,000	9,203
	Cross Harbour Tunnel Co., Ltd.	30,658	26,881
	Digital China Holdings, Ltd.	83,000	24,635
*	DigitalHongKong.com	329	9
	Dynamic Holdings, Ltd.	92,000	14,521
	Eganagoldfeil Holdings, Ltd.	84,000	21,267
*	Founder Holdings, Ltd.	122,000	6,855
	Fountain Set Holdings, Ltd.	28,000	14,022
	Four Seas Frozen Food Holdings, Ltd.	22,620	2,954
	Four Seas Mercantile Holdings, Ltd.	60,000	20,266
	Giordano International, Ltd.	66,000	44,293
*	Global China Group Holdings, Ltd.	244,000	11,506
	Glorious Sun Enterprises, Ltd.	48,000	20,590
	Gold Peak Industries (Holdings), Ltd.	81,250	14,899
	Goldlion Holdings, Ltd.	37,000	5,404
	Grande Holdings, Ltd.	28,000	25,212
*	Great Wall Cybertech, Ltd.	713,200	918
	Guangdong Brewery Holdings, Ltd.	168,000	60,631
	Guangzhou Investment Co., Ltd.	232,000	22,532
	GZI Transport, Ltd.	68,000	25,452
	Hang Ten Group Holdings, Ltd.	93	14
	Harbour Centre Development, Ltd.	9,000	15,349
	Hengan International Group Co., Ltd.	96,000	79,221
*	Heritage International Holdings, Ltd.	11	0
*	Hong Kong Construction Holdings, Ltd.	27,000	2,163
	Hung Hing Printing Group, Ltd.	28,000	17,892
*	Interchina Holdings Co., Ltd.	280,000	1,736
	K Wah International Holdings, Ltd.	61,000	22,655
*	Lai Sun Development Co., Ltd.	86,000	1,478
	Liu Chong Hing Bank, Ltd.	31,000	47,996
	Liu Chong Hing Investment, Ltd.	18,000	18,154
	Miramar Hotel & Investment Co., Ltd.	20,000	32,101

15

	Moulin International Holdings, Ltd.	21,998	14,294
	Ngai Lik Industrial Holdings, Ltd.	94,000	13,744
	Oriental Press Group, Ltd.	74,000	17,462
	Pacific Century Insurance Holdings, Ltd.	50,000	20,065
	Pacific Century Premium Developments, Ltd.	60,000	18,312
	Playmates Holdings, Ltd.	108,000	17,492
*	QPL International Holdings, Ltd.	23,000	2,624
	Road King Infrastructure, Ltd.	28,000	21,669
	SA SA International Holdings, Ltd.	46,000	21,517
	SCMP Group, Ltd.	122,000	49,508
	Sea Holdings, Ltd.	38,000	14,328
	Shell Electric Manufacturing (Holdings) Co., Ltd.	3,725	735
	Shenzhen International Holdings, Ltd.	612,500	20,985
*	Shougang Concord International Enterprises Co., Ltd.	90,000	7,131
	Silver Grant International Industries, Ltd.	40,000	12,272
	Singamas Container Holdings, Ltd.	30,000	19,329
*	Sino-I.com, Ltd.	1,240,000	20,438
	Sinolink Worldwide Holdings, Ltd.	122,000	22,386
	Sun Hung Kai & Co., Ltd.	59,000	16,709
	Tai Cheung Holdings, Ltd.	25,000	15,451
	TCL International Holdings, Ltd.	144,000	26,444
	Varitronix International, Ltd.	20,009	14,079
	Vitasoy International Holdings, Ltd.	56,000	20,033
	Wing On Co. International, Ltd.	18,000	25,678
TOTAL COMMON STOCKS
(Cost $1,681,371)			1,556,229

INVESTMENT IN CURRENCY — (0.1%)
*	Hong Kong Dollars		43,115
(Cost $43,131)
TOTAL — HONG KONG
(Cost $1,724,502)			1,599,344

SWEDEN — (2.6%)
COMMON STOCKS — (2.6%)
	Addtech AB Series B	2,500	26,173
	Axfood AB	1,800	45,311
	Bergman & Beving AB Series B	2,500	32,476
	Bilia AB Series A	2,975	57,070
	Billerud AB	2,100	26,047
*	Boliden AB	5,500	26,688
*	Capio AB	2,700	49,298
	Carbo AB	2,400	57,454
	Castellum AB	1,500	52,880
	D. Carnegie & Co. AB	2,150	25,159
*	Elekta AB	800	36,208
	Eniro AB	5,400	60,899
	Haldex AB	1,680	30,369
	Hoganas AB Series B	1,300	32,889
*	Invik and Co. AB Series B	735	4,621
	Kinnevik Investment AB	7,350	62,590
	Kungsleden AB	1,400	35,885
	Lagercrantz Group AB Series B	2,500	7,786
	Lindex AB	700	36,870
*	Lundin Petroleum AB	6,500	80,298
*	Modern Times Group AB Series B	1,700	61,031
	Nibe Industrier AB	100	2,558
	Nobia AB	1,700	30,117
	Observer AB	2,880	12,201
*	OMHEX AB	5,300	68,534
	Rottneros Bruk AB	11,700	10,756
*	Scribona AB Series A	1,500	3,494
*	Telelogic AB	9,000	21,082
	Tietoenator Corp. AB	1,015	34,319
	Trelleborg AB Series B	3,600	60,932
	WM-Data AB Series B	8,800	24,740
TOTAL COMMON STOCKS
(Cost $710,579)			1,116,735

16

INVESTMENT IN CURRENCY — (0.0%)
* Swedish Krona		774
(Cost $770)
TOTAL — SWEDEN
(Cost $711,349)		1,117,509

SINGAPORE — (2.5%)
COMMON STOCKS — (2.5%)
Amtek Engineering, Ltd.	18,750	12,705
Ascott Group, Ltd.	204,000	66,460
Bukit Sembawang Estates, Ltd.	1,000	10,803
Cerebos Pacific, Ltd.	15,000	28,649
CH Offshore, Ltd.	17,400	4,149
* China Aviation Oil (Singapore) Corp., Ltd.	127,680	73,275
Chuan Hup Holdings, Ltd.	87,000	45,504
Creative Technology Co., Ltd.	2,650	22,059
Fu Yu Manufacturing, Ltd.	78,750	24,340
Ges International, Ltd.	42,000	21,843
GK Goh Holdings, Ltd.	17,000	7,663
Guocoland, Ltd.	42,900	37,600
Hong Leong Asia, Ltd.	46,000	33,245
Hotel Plaza, Ltd.	25,000	15,037
Hotel Properties, Ltd.	32,000	28,657
Hwa Hong Corp., Ltd.	85,000	30,593
* Interra Resources, Ltd.	480	72
Jurong Technologies Industrial Corp., Ltd.	55,000	63,960
K1 Ventures, Ltd.	120,000	21,096
Keppel Telecommunications and Transportation, Ltd.	72,000	57,547
Kim Eng Holdings, Ltd.	65,000	50,595
Labroy Marine, Ltd.	100,000	61,060
MCL Land, Ltd.	48,000	38,376
Metro Holdings, Ltd.	83,000	26,970
* Orchard Parade Holdings, Ltd.	11,239	2,586
Robinson & Co., Ltd.	9,600	35,704
SBS Transit, Ltd.	23,000	28,893
Singapore Food Industries, Ltd.	71,000	46,540
Straits Trading Co., Ltd.	61,200	87,909
* Tuan Sing Holdings, Ltd.	44,000	2,259
UOB-Kay Hian Holdings, Ltd.	107,000	64,371
WBL Corp., Ltd.	22,000	42,235
TOTAL COMMON STOCKS
(Cost $785,274)		1,092,755

INVESTMENT IN CURRENCY — (0.0%)
* Singapore Dollars		188
(Cost $187)
TOTAL — SINGAPORE
(Cost $785,461)		1,092,943

FINLAND — (2.4%)
COMMON STOCKS — (2.4%)
Amer-Yhtymae Oyj Series A	3,300	60,465
Elcoteq Network Oyj	500	10,324
Finnair Oyj	3,800	43,723
Finnlines Oyj	1,800	31,976
Huhtamaki Van Leer Oyj	4,350	70,904
KCI Konecranes International Oyj	600	27,945
Kemira GrowHow Oyj	977	7,713
Kemira Oyj	4,600	64,766
Kesko Oyj	2,400	68,593
Nokian Renkaat Oyj	3,900	83,010
Okobank Class A	3,200	50,392
Pohjola Group P.L.C. Series D	6,600	94,443
Raisio Group P.L.C. Series V	4,000	11,407
Rautaruukki Oyj Series K	6,200	125,035
* Stonesoft Corp.	2,191	1,737
Uponor Oyj Series A	3,000	64,508
Viking Line AB	400	10,467
Wartsila Corp. Oyj Series B	3,900	115,366
Yit-Yhtymae Oyj	2,600	98,806
TOTAL — FINLAND
(Cost $461,940)		1,041,580

17

NETHERLANDS — (2.3%)
COMMON STOCKS — (2.3%)
	Aalberts Industries NV	569	29,546
	AFC Ajax NV	864	10,375
	AM NV	1,364	16,269
	Arcadis NV	806	21,973
*	ASM International NV	1,000	15,492
	Athlon Groep NV	411	10,602
	Boskalis Westminster NV	1,282	56,170
	Brunel International NV	1,355	21,890
	Buhrmann NV	4,178	51,080
*	Crucell NV	975	21,454
*	Draka Holding NV	762	11,977
	Eriks Group NV	272	10,403
*	Fox Kids Europe NV	783	12,943
	Getronics NV	2,910	34,024
	Grolsche NV	800	22,967
*	Hagemeyer NV	12,600	34,438
	Heijmans NV	496	24,630
	Imtech NV	1,285	46,401
	Kas Bank NV	488	11,146
*	Kendrion NV	1,337	2,858
	Koninklijke Bam NV	502	38,200
*	Koninklijke Frans Maas Groep NV	810	23,683
	Koninklijke Ten Cate NV	114	11,268
	Koninklijke Vopak NV	1,141	32,914
*	Laurus NV	4,820	16,655
	Nutreco Holding NV	1,308	58,455
	Oce NV	2,356	35,577
	Opg Groep NV Series A	453	36,933
*	Ordina NV	772	12,224
*	Pharming Group NV	3,806	17,205
*	Semiconductor Industries NV	1,100	5,106
	Sligro Food Group NV	462	19,263
	Stork NV	900	44,980
	Telegraaf Media Groep NV	1,000	23,439
	Twentsche Kabel Holding NV	677	31,657
	United Services Group NV	815	23,760
	Univar NV	550	21,257
	Van Der Mollen Holding NV	995	5,028
*	Versatel Telecom International NV	19,200	52,744
	Wegener Arcade NV	1,631	19,116
TOTAL — NETHERLANDS
(Cost $878,918)			996,102

ITALY — (2.0%)
COMMON STOCKS — (2.0%)
	Acea SpA	6,000	66,479
	Aem Torino SpA	10,500	26,154
*	Alitalia Linee Aeree Italiane SpA Series A	120,000	37,085
	Banca Intermobiliare di Investimenti e Gestoni SpA	5,000	44,666
	Banco di Desio e della Brianza SpA	5,000	44,467
	Banco Piccolo Valellinese Scarl SpA	3,375	47,504
	Beni Stabili SpA, Roma	40,000	43,159
	Caltagirone Editore SpA	3,000	26,830
	Caltagirone SpA	3,250	27,479
	CIR SpA (Cie Industriale Riunite), Torino	17,000	52,193
*	Cirio Finanziaria SpA	45,000	9,660
	Class Editore SpA	3,000	6,890
	De Longhi SpA	8,000	25,417
	Gewiss SpA	6,000	35,639
	Gruppo Editoriale L’espresso SpA	3,896	22,310
*	Immobiliare Lombardia SpA	7,400	2,411
*	Impregilo SpA	1,900	7,901
	Manifattura Lane Gaetano Marzotto & Figli SpA	3,506	19,021
	Merloni Elettrodomestici SpA	2,500	29,163
	Milano Assicurazioni SpA	5,000	35,325
	Pirelli & C.Real Estate SpA	1,000	57,645

18

	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	21,959	50,612
	Recordati SpA	4,000	30,569
*	SNIA SpA	5,304	665
	Societe Cattolica di Assicurazoni Scarl SpA	990	46,823
*	Sorin SpA	7,956	22,948
*	STA Metallurgica Italiana SpA	15,500	11,572
	Vianini Lavori SpA	5,720	56,908
TOTAL — ITALY
(Cost $593,924)			887,495

GREECE — (1.7%)
COMMON STOCKS — (1.7%)
	Aktor Technical Co. S.A.	6,480	25,341
	Athens Water Supply & Sewage Co. S.A.	4,400	36,213
	Attica Holdings S.A.	7,500	26,001
	Babis Vovos S.A.	2,600	36,578
*	Bank of Attica S.A.	6,400	41,135
	Egnatia Bank S.A.	2,980	11,029
	Fourlis S.A.	2,390	20,627
	Germanos S.A.	3,800	64,264
	Hellenic Duty Free Shops S.A.	3,700	73,306
	Hellenic Technodomiki S.A.	4,560	23,078
	Heracles General Cement Co.	5,400	62,628
	Hyatt Regency S.A.	4,700	61,407
	Iaso S.A.	2,560	10,776
	Intracom S.A.	5,500	37,568
	J&P-Avax S.A.	5,200	25,094
	Kego S.A.	4,390	5,166
	Lambrakis Press S.A.	6,399	23,612
	Mailis (M.J.) S.A.	4,270	19,849
	Mytilineos Holdings S.A.	1,750	25,919
	N.B.G. Real Estate Development Co.	6,100	30,025
	Technical Olympic S.A.	5,500	38,404
	Viohalco S.A.	9,200	63,445
TOTAL — GREECE
(Cost $625,612)			761,465

BELGIUM — (1.4%)
COMMON STOCKS — (1.4%)
	Ackermans & Van Haaren SA	1,200	52,042
	Barco (New) NV	500	37,320
	Bekaert SA	500	41,461
	Brederode SA	592	16,045
	Cofinimmo SA	365	58,566
	Compagnie Maritime Belge	1,500	48,249
	Cumerio	525	9,566
*	Cumerio VVPR	25	1
	Deceuninck SA	1,300	39,615
	D’Ieteren SA	185	42,595
	Euronav SA	1,500	49,144
	Exmar NV	300	24,879
*	Immobel (Cie Immobiliere de Belgique SA)	200	9,138
	Omega Pharma SA	1,200	68,938
*	Solvus SA Interim Strip VVPR	3	0
*	Spector Photo Group SA	188	1,437
*	Telindus Group SA	888	10,856
	Tessenderlo Chemie	800	28,253
*	Umicore-Strip VVPR	25	3
	Union Miniere SA	525	50,220
	Warehouses de Pauw Sicafi	184	9,272
TOTAL — BELGIUM
(Cost $364,531)			597,600

19

SPAIN — (1.4%)
COMMON STOCKS — (1.4%)
Abengoa SA	2,800	42,657
* Amper SA	1,600	15,885
Banco Pastor SA	1,200	51,536
Campofrio Alimentacion SA	1,466	26,604
Compania de Distribucion Integral Logista SA	1,100	56,431
Cortefiel SA	3,300	75,103
Europistas Concesionaria Espanola SA	3,356	23,533
Faes Farma SA	2,374	45,980
Grupo Empresarial Ence SA	1,200	33,475
Inmobiliaria Urbis SA	4,600	93,734
Prosegur Cia de Seguridad SA	2,200	50,368
* Puleva Biotech SA	244	776
Tubacex SA	5,465	21,220
Uralita SA	5,700	30,920
Viscofan Industria Navarra de Envolturas Celulosicas SA	2,730	27,068
TOTAL — SPAIN
(Cost $270,186)		595,290

NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
Aker Yards ASA	877	50,255
Ekornes ASA	1,600	27,812
* Fjord Seafood ASA	20,000	14,010
* Nera ASA	4,600	10,436
Prosafe ASA	1,400	56,882
Rieber and Son ASA Series A	3,600	28,216
Schibsted ASA	2,100	58,312
Smedvig ASA Series A	2,600	63,057
Tandberg ASA Series A	5,200	63,719
* Tandberg Television ASA	2,600	37,626
Tomra Systems ASA	9,200	59,102
Visma ASA	1,300	19,068
Wilhelmsen (Wilhelm), Ltd. ASA Series A	2,800	95,973
TOTAL — NORWAY
(Cost $271,172)		584,468

IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
DCC P.L.C.	2,250	50,230
FBD Holdings P.L.C.	1,308	53,655
Fyffes P.L.C.	13,698	43,088
Glanbia P.L.C.	12,578	39,550
Greencore Group P.L.C.	7,282	31,898
IAWS Group P.L.C.	4,260	61,705
Independent News & Media P.L.C.	15,021	45,322
Jurys Hotel Group P.L.C.	2,702	59,738
Kingspan Group P.L.C.	7,161	89,950
United Drug P.L.C.	9,000	39,787
* Waterford Wedgwood P.L.C.	70,325	5,379
TOTAL — IRELAND
(Cost $281,132)		520,302

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
* Almindelig Brand A.S.	778	31,097
Bang & Olufsen Holding A.S. Series B	450	37,034
DFDS A.S., Copenhagen	384	28,261
DSV, De Sammensluttede Vognmaend A.S.	450	46,581
FLS Industries Series B	1,240	32,901
Koebenhavns Lufthavne	290	70,621
NKT Holding A.S.	960	39,772
* SAS Danmark A.S.	1,739	17,164
Spar Nord Bank A.S.	150	22,856
Sydbank A.S.	1,600	38,676
* Topdanmark A.S.	1,450	111,106
Treka A.S.	700	15,804
TOTAL — DENMARK
(Cost $271,991)		491,873

20

	NEW ZEALAND — (1.1%)
	COMMON STOCKS — (1.1%)
	Cavalier Corp., Ltd.	8,600	23,349
	New Zealand Refining Co., Ltd.	3,208	129,132
	Port of Tauranga, Ltd.	11,600	35,825
*	Tower, Ltd.	47,501	70,429
	Trustpower, Ltd.	36,000	154,524
	Waste Management NZ, Ltd.	13,200	58,548
	TOTAL COMMON STOCKS
	(Cost $165,650)		471,807

	INVESTMENT IN CURRENCY — (0.0%)
*	New Zealand Dollar		2,651
	(Cost $2,593)
	TOTAL — NEW ZEALAND
	(Cost $168,243)		474,458

	AUSTRIA — (0.9%)
	COMMON STOCKS — (0.9%)
	Agrana Beteiligungs AG	319	29,267
	Boehler-Uddeholm AG	385	59,652
*	CA Immobilien Anlagen AG	1,029	26,312
	Flughafen Wien AG	543	36,204
	Lenzing AG	106	24,190
	Mayr-Melnhof Karton AG	420	58,911
	Oberbank AG	305	31,435
*	RHI AG, Wien	833	26,552
	Schoeller-Bleckmann Oilfield Equipment AG	838	24,488
	Voestalpine AG	752	61,655
	TOTAL — AUSTRIA
	(Cost $217,492)		378,666

	PORTUGAL — (0.6%)
	COMMON STOCKS — (0.6%)
	Jeronimo Martins SGPS SA	7,618	110,676
	Portucel-Empresa Produtora de Pasta de Papel SA	20,700	36,537
	Sociedade de Investimento e Gestao SGPS SA	6,200	36,785
* #	Sonaecom SGPS SA	13,800	55,870
	Teixeira Duarte Engenharia e Construcoes SA	22,200	33,467
	TOTAL — PORTUGAL
	(Cost $161,416)		273,335

	EMU — (0.2%)
	INVESTMENT IN CURRENCY — (0.2%)
*	Euro Currency		68,686
	(Cost $68,048)

	MALAYSIA — (0.0%)
	COMMON STOCKS — (0.0%)
*	Promet Berhad	23,000	0
	(Cost $20,472)

21

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.4%)
 Repurchase Agreement, Deutsche Bank Securities 3.54%, 09/01/05 (Collateralized by $658,409 U.S. TIPS 2.00%, 07/15/14, valued at $701,153) to be repurchased at $687,473 (Cost $687,405)	$687	687,405

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $376,000 FNMA Note 2.95%, 11/14/07, valued at $378,350) to be repurchased at $372,035 (Cost $372,000)	372	372,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,059,405)		1,059,405

TOTAL INVESTMENTS - (100.0%)
(Cost $33,404,714) ††		$43,624,229

†	Securities have been fair valued. See Security Valuation Note.
	Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $33,415,842.

22

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Face Amount	Value †
	(000)
UNITED STATES — (72.1%)
AGENCY OBLIGATIONS — (32.3%)
Federal Farm Credit Bank
2.600%, 09/07/06	$900	$887,816
2.750%, 09/29/06	200	197,434
1.875%, 01/16/07	1,500	1,457,736
4.600%, 01/23/07	800	806,398
Federal Home Loan Bank
1.875%, 06/15/06	1,800	1,771,511
3.500%, 08/15/06	1,000	995,720
2.875%, 02/15/07	1,200	1,180,138
Federal Home Loan Mortgage Corporation
2.750%, 08/15/06	700	692,324
2.750%, 10/15/06	2,600	2,565,383
2.875%, 12/15/06	1,500	1,479,216
Federal National Mortgage Association
3.125%, 07/15/06	1,400	1,390,217
2.375%, 02/15/07	1,000	977,267
5.250%, 04/15/07	1,500	1,528,869
TOTAL AGENCY OBLIGATIONS (Cost $16,027,533)		15,930,029

COMMERCIAL PAPER — (21.8%)
Ciesco L.P.
3.600%, 10/11/05	1,400	1,394,313
DuPont (E.I.) de Nemours & Co., Inc.
3.360%, 09/08/05	700	699,524
Govco, Inc.
3.620%, 10/13/05	400	398,291
Sheffield Receivables Corp.
3.560%, 09/01/05	300	300,000
3.490%, 09/06/05	1,000	999,507
Shell Finance UK
3.350%, 09/09/05	700	699,455
Siemens Capital Corp.
3.330%, 09/02/05	1,400	1,399,864
Societe Generale North America
3.510%, 09/29/05	800	797,781
Total Capital SA
3.650%, 10/28/05	1,400	1,391,896
UBS Finance Delaware, Inc.
3.560%, 09/01/05	1,300	1,300,000
Windmill Funding Corp.
3.590%, 10/05/05	400	398,623
3.670%, 10/27/05	1,000	994,227
TOTAL COMMERCIAL PAPER (Cost $10,773,778)		10,773,481

BONDS — (18.0%)
Citigroup, Inc.
5.750%, 05/10/06	1,200	1,212,210
General Electric Capital Corp.
2.970%, 07/26/06	800	791,451
KFW International Finance, Inc.
5.250%, 06/28/06	1,300	1,309,691
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	1,200	1,196,718
Toyota Motor Credit Corp.
2.900%, 07/14/06	1,200	1,187,062
US Bank NA
2.850%, 11/15/06	1,300	1,275,505
Wal-Mart Stores, Inc.
5.450%, 08/01/06	600	605,857

1

Wells Fargo & Co.
5.900%, 05/21/06	1,300	1,314,268
TOTAL BONDS (Cost $8,966,832)		8,892,762

TOTAL — UNITED STATES (Cost $35,768,143)		35,596,272

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.4%)
BONDS — (10.4%)
Asian Development Bank
4.875%, 02/05/07	1,300	1,314,550
European Investment Bank
3.000%, 08/15/06	1,200	1,190,702
International Finance Corp.
5.250%, 05/02/06	400	402,354
4.750%, 04/30/07	1,000	1,011,169
World Bank (International Bank for Reconstruction & Development) Corporate Bonds
4.375%, 09/28/06	1,200	1,205,516
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS (Cost $5,157,587)		5,124,291

CANADA — (4.4%)
BONDS — (4.4%)
Manitoba, Province of
4.250%, 11/20/06	1,100	1,102,995
Ontario, Province of
2.650%, 12/15/06	1,100	1,081,522
TOTAL — CANADA (Cost $2,185,294)		2,184,517

AUSTRIA — (2.7%)
BONDS — (2.7%)
Oesterreichische Kontrollbank AG
5.125%, 03/20/07	1,300	1,322,840
(Cost $1,323,251)

SPAIN — (2.4%)
BONDS — (2.4%)
Institut de Credito Oficial
4.625%, 11/29/06	1,200	1,200,322
(Cost $1,219,192)

GERMANY — (2.1%)
BONDS — (2.1%)
Landwirtschaft Rentenbank
4.875%, 03/12/07	1,000	1,010,836
(Cost $1,013,893)

SWEDEN — (2.0%)

2

BONDS — (2.0%)
Swedish Export Credit Corp.
2.875%, 01/26/07	1,000	983,202
(Cost $992,243)

NORWAY — (1.8%)
BONDS — (1.8%)
Eksportfinans ASA
5.750%, 06/06/06	900	911,086
(Cost $921,081)

UNITED KINGDOM — (1.4%)
BONDS — (1.4%)
BP Capital Markets P.L.C.
2.750%, 12/29/06	700	686,948
(Cost $688,314)

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $329,000 FHLMC Note 4.00%, 09/22/09, valued at $331,056) to be repurchased at $326,031	326	326,000
(Cost $326,000)

TOTAL INVESTMENTS - (100.0%) (Cost $49,594,998) ††		$49,346,314

†	See Security Valuation Note.
††	The cost for federal income tax purposes is $49,594,998.

3

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Face Amount	Value †
	(000)
UNITED STATES — (23.8%)

BONDS — (15.3%)
Citigroup, Inc.
4.250%, 07/29/09	$1,400	$1,397,736
Gillette Co.
3.800%, 09/15/09	1,000	984,955
Pfizer, Inc.
5.625%, 04/15/09	600	624,845
Procter & Gamble Co.
6.875%, 09/15/09	1,039	1,140,777
@ Toyota Motor Credit Corp.
4.000%, 02/12/10	300	390,660
US Bank NA
3.400%, 03/02/09	950	919,308
Wal-Mart Stores, Inc.
6.875%, 08/10/09	1,200	1,309,885
Wells Fargo & Co.
3.125%, 04/01/09	1,100	1,059,042
Westdeutsche Landesbank
6.050%, 01/15/09	1,100	1,151,647
TOTAL BONDS (Cost $9,105,348)		8,978,855

AGENCY OBLIGATIONS — (8.5%)
Federal Farm Credit Bank
4.125%, 04/15/09	500	499,609
Federal Home Loan Bank
4.000%, 11/13/09	1,200	1,190,875
Federal Home Loan Mortgage Corporation
@ 3.750%, 07/15/09	2,340	3,009,659
6.625%, 09/15/09	280	305,720
TOTAL AGENCY OBLIGATIONS (Cost $5,013,846)		5,005,863

TOTAL — UNITED STATES (Cost $14,119,194)		13,984,718

CANADA — (14.5%)
BONDS — (14.5%)
BP Canada Finance
3.625%, 01/15/09	225	221,920
• British Columbia, Province of
6.250%, 12/01/09	1,500	1,405,733
• Canada Housing Trust
4.650%, 09/15/09	1,800	1,586,780
• Canada, Goverment of
4.250%, 09/01/09	1,250	1,092,677
• General Electric Capital Canada Funding Co.
3.650%, 06/07/10	1,800	1,519,306
• Ontario, Province of
6.200%, 11/19/09	1,500	1,402,232
• Toyota Credit Canada
4.250%, 06/17/09	1,000	862,859
4.750%, 06/29/09	500	438,451
TOTAL — CANADA (Cost $7,975,650)		8,529,958

FRANCE — (10.4%)

1

BONDS — (10.4%)
@ Caisse D’Amortissement de la Dette Sociale SA
3.125%, 07/12/10	1,300	1,639,379
Dexia Credit Local
5.500%, 01/21/09	600	627,656
@ ERAP
3.750%, 04/25/10	500	647,365
@ French Republic
3.000%, 01/12/10	1,300	1,635,613
Total Capital SA
3.500%, 01/05/09	1,100	1,076,098
@ UNEDIC
3.000%, 02/02/10	400	502,040
TOTAL — FRANCE (Cost $6,241,313)		6,128,151

GERMANY — (8.6%)
BONDS — (8.6%)
@ Bundesrepublik Deutschland
5.375%, 01/04/10	940	1,294,364
Deutsche Postbank AG
5.500%, 02/17/09	300	312,892
KFW-Kreditanstalt Fuer Wiederaufbau AG
3.750%, 01/28/09	400	55,051
@ 3.500%, 04/17/09	1,000	1,276,393
• Landesbank Baden-Wuerttemberg Foerderbank
4.500%, 01/26/09	650	564,871
• Landwirtschaftliche Rentenbank
4.250%, 09/01/09	1,800	1,562,386
TOTAL — GERMANY (Cost $5,043,252)		5,065,957

NETHERLANDS — (8.2%)
BONDS — (8.2%)
@ Bank Nederlandse Gemeenten NV
3.000%, 04/15/10	1,100	1,381,144
@ Dutch Government Bond
3.000%, 01/15/10	1,100	1,383,319
Nederlandse Waterschapsbank NV
2.750%, 12/30/08	700	669,340
Rabobank
4.250%, 01/05/09	1,600	1,377,906
TOTAL — NETHERLANDS (Cost $4,805,148)		4,811,709

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.7%)
BONDS — (7.7%)
Asian Development Bank
5.948%, 05/20/09	1,000	1,058,555
European Investment Bank
3.375%, 03/16/09	1,200	1,175,927
4.000%, 04/15/09	800	111,393
• Inter-American Development Bank
5.625%, 06/29/09	940	853,699
International Finance Corp.
3.750%, 06/30/09	400	396,625
World Bank (International Bank for Reconstruction & Development)
5.125%, 03/13/09	900	929,620
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS (Cost $4,466,048)		4,525,819

SWEDEN — (7.0%)

2

BONDS — (7.0%)
Kommuninvest I Sverige AB
4.100%, 05/11/09	6,000	836,099
4.000%, 01/21/10	500	496,532
Stockholm, Sweden
3.375%, 03/08/10	9,700	1,325,707
Swedish Government
4.000%, 12/01/09	10,300	1,445,069
TOTAL — SWEDEN (Cost $4,326,448)		4,103,407

AUSTRIA — (4.1%)
BONDS — (4.1%)
@ Asfinag
3.250%, 10/19/09	1,100	1,394,468
Austria, Republic of
5.250%, 10/05/09	1,000	1,039,784
TOTAL — AUSTRIA (Cost $2,476,233)		2,434,252

BELGIUM — (2.7%)
BONDS — (2.7%)
@ Belgium, Kingdom of
3.750%, 03/28/09	950	1,224,891
3.000%, 03/28/10	300	377,499
TOTAL — BELGIUM (Cost $1,569,899)		1,602,390

NORWAY — (2.2%)
BONDS — (2.2%)
Eksportfinans ASA
4.375%, 07/15/09	1,270	1,275,356
(Cost $1,282,014)

UNITED KINGDOM — (4.8%)
BONDS — (4.8%)
@ Glaxosmithkline Capital KK
3.250%, 06/03/09	1,250	1,579,062
Network Rail Finance P.L.C.
3.125%, 03/30/09	1,000	1,259,014
TOTAL — UNITED KINGDOM (Cost $2,844,539)		2,838,076

SPAIN — (2.0%)
BONDS — (2.0%)
Institut de Credito Oficial
3.875%, 07/15/09	1,200	1,190,114
(Cost $1,192,302)

3

FINLAND — (1.8%)
BONDS — (1.8%)
Republic of Finland
3.250%, 05/15/09	1,100	1,073,018
(Cost $1,070,173)

EMU — (1.4%)
INVESTMENT IN CURRENCY — (1.4%)
* Euro Currency		827,212
(Cost $825,124)

AUSTRALIA — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
* Australian Dollar		362
(Cost $265)

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $466,000 FNMA Note 2.95%, 11/14/07, valued at $468,913) to be repurchased at $461,043 (Cost $461,000)	461	461,000

TOTAL INVESTMENTS - (100.0%) (Cost $58,698,602) ††		$58,851,499

†	See Security Valuation Note.
@	Denominated in Euro Currency.
Denominated in Swedish Krona.
•	Denominated in Canadian Dollars.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $58,698,602.

4

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Fund consists of thirty-seven portfolios, all of which are included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors Inc.  Some of the portfolios of the Fund are feeder funds in a master-feeder structure.  The Master Funds are part of other entities that are also advised by Dimensional Fund Advisors Inc.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated on its Schedule of Investments), invests solely in a corresponding Master Fund.  Master Fund shares held by the following Feeder Funds (Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, Emerging Markets Value Portfolio, and LWAS/DFA International High Book to Market Portfolio) are valued at their respective Master Fund’s daily net asset values.  For the other following Feeder Funds (U.S. Large Company Portfolio,  International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, and Tax-Managed U.S. Equity Portfolio), their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

Securities held by DFA Real Estate Securities Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA Small Value Portfolio, and VA Large Value Portfolio (“Domestic Equity Portfolios”)which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios values their securities at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

Securities held by Large Cap International Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, VA International Value Portfolio, and VA International Small Portfolio (the “International Equity Portfolios”) which are listed on a securities exchange are valued at the last quoted sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (the “Fixed Income Portfolios”) are valued at the bid prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.  Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

Effective September 15, 2005, Pacific Rim Small Company Portfolio changed its name to Asia Pacific Small Company Portfolio.

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.3%)
Financials — (16.9%)
#	Ace, Ltd.	104,300	$4,631,963
	AFLAC, Inc.	182,000	7,866,040
#	Allstate Corp.	242,500	13,630,925
	AMBAC Financial Group, Inc.	39,200	2,688,336
#	American Express Co.	424,900	23,471,476
	American International Group, Inc.	941,500	55,736,800
	AmSouth Bancorporation	128,100	3,371,592
	AON Corp.	115,300	3,449,776
	Bank of America Corp.	1,459,100	62,785,073
	Bank of New York Co., Inc.	282,400	8,632,968
#	BB&T Corp.	198,200	8,040,974
	Bear Stearns Companies, Inc.	41,300	4,150,650
	Capital One Financial Corp.	91,400	7,516,736
	Chubb Corp.	70,900	6,165,464
	Cincinnati Financial Corp.	60,500	2,479,290
	CIT Group, Inc.	76,300	3,454,864
	Citigroup, Inc.	1,887,500	82,615,875
	Comerica, Inc.	61,300	3,708,037
#	Compass Bancshares, Inc.	44,900	2,101,769
#	Countrywide Financial Corp.	213,200	7,204,028
*	E*TRADE Financial Corp.	133,700	2,139,200
	Federal Home Loan Mortgage Corporation	250,600	15,131,228
#	Federal National Mortgage Association	351,200	17,925,248
	Federated Investors, Inc.	34,300	1,065,358
#	Fifth Third Bancorp	189,400	7,843,054
	First Horizon National Corp.	44,900	1,754,692
	Franklin Resources, Inc.	71,900	5,783,636
#	Golden West Financial Corp.	102,600	6,257,574
#	Hartford Financial Services Group, Inc.	107,600	7,860,180
	Huntington Bancshares, Inc.	84,300	2,022,357
#	Janus Capital Group, Inc.	82,300	1,162,899
#	Jefferson-Pilot Corp.	49,300	2,451,689
	JPMorgan Chase & Co.	1,276,800	43,270,752
	KeyCorp	147,900	4,898,448
#	Lehman Brothers Holdings, Inc.	100,400	10,608,264
	Lincoln National Corp.	63,000	3,124,170
	Loews Corp.	57,900	5,077,251
#	M&T Bank Corp.	35,500	3,785,010
#	Marsh & McLennan Companies, Inc.	193,300	5,422,065
	Marshall & Ilsley Corp.	77,300	3,383,421
	MBIA, Inc.	49,100	2,846,327
	MBNA Corp.	460,000	11,592,000
	Mellon Financial Corp.	153,500	4,981,075
	Merrill Lynch & Co., Inc.	343,000	19,605,880
	MetLife, Inc.	266,100	13,033,578
#	MGIC Investment Corp.	34,200	2,135,106
	Moody’s Corp.	100,200	4,920,822
	Morgan Stanley	397,500	20,220,825
	National City Corp.	215,600	7,897,428
	North Fork Bancorporation, Inc.	173,300	4,764,017
	Northern Trust Corp.	73,700	3,673,208
	PNC Financial Services Group	102,900	5,786,067
	Principal Financial Group, Inc.	106,500	4,877,700
#	Progressive Corp.	72,200	6,960,802
*	Providian Financial Corp.	106,700	1,984,620
	Prudential Financial, Inc.	189,500	12,198,115
	Regions Financial Corp.	168,300	5,506,776
	Safeco Corp.	46,300	2,414,082
	Schwab (Charles) Corp.	413,500	5,594,655
	SLM Corp.	152,300	7,576,925
	Sovereign Bancorp, Inc.	132,300	3,085,236
#	State Street Corp.	120,100	5,804,433

1

#	SunTrust Banks, Inc.	123,300	8,665,524
	Synovus Financial Corp.	112,900	3,248,133
	T. Rowe Price Group, Inc.	44,800	2,822,400
	The Goldman Sachs Group, Inc.	160,300	17,822,154
#	The St. Paul Travelers Companies, Inc.	244,400	10,511,644
	Torchmark Corp.	37,800	1,993,572
	U.S. Bancorp	665,000	19,431,300
	UnumProvident Corp.	108,000	2,086,560
	Wachovia Corp.	572,000	28,382,640
#	Washington Mutual, Inc.	318,300	13,234,914
#	Wells Fargo & Co.	612,100	36,493,402
#	XL Capital, Ltd.	50,900	3,537,550
#	Zions Bancorporation	32,500	2,270,450
Total Financials
(Cost $548,034,373)			772,629,052

Information Technology — (13.7%)
* #	ADC Telecommunications, Inc.	42,100	881,574
#	Adobe Systems, Inc.	177,400	4,796,896
* #	Advanced Micro Devices, Inc.	143,300	2,976,341
* #	Affiliated Computer Services, Inc. Class A	46,000	2,389,700
*	Agilent Technologies, Inc.	156,900	5,045,904
*	Altera Corp.	134,800	2,948,076
	Analog Devices, Inc.	134,200	4,891,590
* #	Andrew Corp.	58,900	679,117
*	Apple Computer, Inc.	298,900	14,027,377
	Applied Materials, Inc.	596,400	10,920,084
*	Applied Micro Circuits Corp.	111,200	305,800
	Autodesk, Inc.	82,900	3,581,280
	Automatic Data Processing, Inc.	211,600	9,045,900
*	Avaya, Inc.	173,100	1,765,620
*	BMC Software, Inc.	80,400	1,608,000
*	Broadcom Corp.	106,200	4,619,700
*	Ciena Corp.	209,200	470,700
*	Cisco Sytems, Inc.	2,318,800	40,857,256
*	Citrix Systems, Inc.	61,500	1,463,700
#	Computer Associates International, Inc.	193,168	5,207,809
*	Computer Sciences Corp.	66,800	2,975,940
*	Compuware Corp.	141,000	1,277,460
*	Comverse Technology, Inc.	72,700	1,874,206
* #	Convergys Corp.	51,600	733,752
*	Corning, Inc.	525,800	10,494,968
*	Dell, Inc.	878,500	31,274,600
*	Electronic Arts, Inc.	111,200	6,369,536
	Electronic Data Systems Corp.	188,300	4,217,920
*	EMC Corp.	871,800	11,211,348
*	Enterrasys Networks, Inc.	314	358
	First Data Corp.	282,500	11,737,875
* #	Fiserv, Inc.	69,400	3,113,978
* #	Freescale Semiconductor, Inc. Class B	145,800	3,510,864
*	Gateway, Inc.	107,800	327,712
	Hewlett-Packard Co.	1,047,200	29,070,272
	Intel Corp.	2,239,800	57,607,656
	International Business Machines Corp.	585,400	47,194,948
*	Intuit, Inc.	67,300	3,085,032
*	Jabil Circuit, Inc.	66,800	1,966,592
*	JDS Uniphase Corp.	598,000	950,820
	KLA-Tencor Corp.	71,400	3,624,264
*	Lexmark International, Inc.	43,100	2,714,438
	Linear Technology Corp.	111,000	4,210,230
* #	LSI Logic Corp.	140,800	1,357,312
* #	Lucent Technologies, Inc.	1,607,400	4,950,792
	Maxim Integrated Products, Inc.	119,000	5,075,350
*	Mercury Interactive Corp.	31,500	1,155,105
*	Micron Technology, Inc.	223,100	2,657,121
	Microsoft Corp.	3,645,800	99,894,920
	Molex, Inc.	60,900	1,629,684
	Motorola, Inc.	889,800	19,468,824
#	National Semiconductor Corp.	126,700	3,158,631
*	NCR Corp.	67,800	2,320,116
*	Network Appliance, Inc.	132,900	3,155,046
*	Novell, Inc.	138,200	909,356
*	Novellus Systems, Inc.	50,100	1,343,181
*	Nvidia Corp.	61,400	1,883,752
*	Oracle Corp.	1,604,300	20,807,771

2

*	Parametric Technology Corp.	98,600	597,516
#	Paychex, Inc.	129,000	4,402,770
*	PMC-Sierra, Inc.	65,400	554,592
*	QLogic Corp.	33,000	1,140,480
	Qualcomm, Inc.	592,700	23,536,117
	Sabre Holdings Corp.	47,600	912,968
* #	Sanmina-SCI Corp.	190,700	966,849
	Scientific-Atlanta, Inc.	55,300	2,115,778
	Siebel Systems, Inc.	187,400	1,546,050
*	Solectron Corp.	352,700	1,446,070
*	Sun Microsystems, Inc.	1,235,800	4,696,040
*	Symantec Corp.	432,453	9,072,864
	Symbol Technologies, Inc.	88,100	808,758
	Tektronix, Inc.	32,100	811,167
*	Tellabs, Inc.	162,700	1,446,403
*	Teradyne, Inc.	71,000	1,192,800
#	Texas Instruments, Inc.	603,200	19,712,576
*	Unisys Corp.	122,900	817,285
* #	Xerox Corp.	347,700	4,662,657
	Xilinx, Inc.	127,300	3,575,857
*	Yahoo!, Inc.	476,300	15,879,842
Total Information Technology
(Cost $578,262,786)			627,689,593

Health Care — (11.8%)
	Abbott Laboratories	562,600	25,390,138
	Aetna, Inc.	105,400	8,397,218
	Allergan, Inc.	47,300	4,353,965
#	AmerisourceBergen Corp.	38,200	2,852,394
* #	Amgen, Inc.	449,000	35,875,100
	Applera Corp. — Applied Biosystems Group	71,500	1,537,250
	Bard (C.R.), Inc.	38,100	2,450,973
	Bausch & Lomb, Inc.	19,500	1,477,905
	Baxter International, Inc.	225,200	9,082,316
	Becton Dickinson & Co.	91,600	4,820,908
*	Biogen Idec, Inc.	125,100	5,272,965
	Biomet, Inc.	91,300	3,368,057
*	Boston Scientific Corp.	272,000	7,311,360
	Bristol-Myers Squibb Co.	709,100	17,351,677
	Cardinal Health, Inc.	155,400	9,263,394
*	Caremark Rx, Inc.	164,600	7,691,758
*	Chiron Corp.	53,700	1,956,828
	Cigna Corp.	47,500	5,477,700
*	Coventry Health Care, Inc.	15,000	1,199,325
	Eli Lilly & Co.	411,000	22,613,220
* #	Express Scripts, Inc.	53,700	3,107,082
*	Fisher Scientific International, Inc.	43,500	2,804,880
* #	Forest Laboratories, Inc.	123,500	5,483,400
*	Genzyme Corp.	91,500	6,512,055
*	Gilead Sciences, Inc.	163,900	7,047,700
	Guidant Corp.	117,900	8,328,456
#	HCA, Inc.	152,100	7,498,530
	Health Management Associates, Inc.	89,500	2,176,640
*	Hospira, Inc.	57,400	2,286,816
*	Humana, Inc.	58,700	2,826,992
	IMS Health, Inc.	82,100	2,233,120
	Johnson & Johnson	1,078,800	68,385,132
*	King Pharmaceuticals, Inc.	87,700	1,289,190
*	Laboratory Corp. of America Holdings	48,800	2,406,816
	Manor Care, Inc.	31,400	1,239,358
#	McKesson Corp.	107,000	4,993,690
*	Medco Health Solutions, Inc.	109,400	5,390,138
*	Medimmune, Inc.	89,900	2,690,707
#	Medtronic, Inc.	438,900	25,017,300
	Merck & Co., Inc.	799,400	22,567,062
*	Millipore Corp.	18,100	1,157,495
	Mylan Laboratories, Inc.	79,100	1,454,649
	PerkinElmer, Inc.	47,100	974,970
	Pfizer, Inc.	2,697,700	68,710,419
#	Quest Diagnostics, Inc.	66,000	3,298,680
	Schering-Plough Corp.	535,200	11,458,632
*	St. Jude Medical, Inc.	131,500	6,035,850
#	Stryker Corp.	136,100	7,424,255
*	Tenet Healthcare Corp.	170,000	2,070,600
*	Thermo Electron Corp.	58,500	1,632,150

3

	UnitedHealth Group, Inc.	459,400	23,659,100
*	Waters Corp.	42,600	1,937,022
*	Watson Pharmaceuticals, Inc.	40,000	1,379,200
*	WellPoint, Inc.	222,300	16,505,775
	Wyeth	485,700	22,240,203
*	Zimmer Holdings, Inc.	89,600	7,362,432
Total Health Care
(Cost $400,490,203)			539,330,947

Consumer Discretionary — (10.0%)
* #	Apollo Group, Inc. Class A	59,300	4,664,538
*	AutoNation, Inc.	81,000	1,685,610
*	Autozone, Inc.	23,800	2,249,100
*	Bed Bath and Beyond, Inc.	107,200	4,346,960
	Best Buy Co., Inc.	162,400	7,739,984
*	Big Lots, Inc.	41,300	487,753
	Black & Decker Corp.	29,000	2,473,700
#	Brunswick Corp.	35,200	1,548,800
#	Carnival Corp.	191,200	9,433,808
	Centex Corp.	46,500	3,150,375
#	Circuit City Stores, Inc.	69,400	1,172,166
	Clear Channel Communications, Inc.	185,000	6,160,500
*	Coach, Inc.	136,900	4,543,711
*	Comcast Corp. Class A	800,200	24,606,150
	Cooper Tire & Rubber Co.	23,200	392,080
	Dana Corp.	54,400	732,224
#	Darden Restaurants, Inc.	52,900	1,661,589
	Delphi Corp.	203,600	1,129,980
	Dillards, Inc. Class A	25,900	583,009
	Disney (Walt) Co.	740,700	18,658,233
	Dollar General Corp.	109,500	2,087,070
#	Dow Jones & Co., Inc.	25,700	1,049,845
#	Eastman Kodak Co.	104,200	2,539,354
*	eBay, Inc.	440,800	17,847,992
	Family Dollar Stores, Inc.	60,500	1,202,740
#	Federated Department Stores, Inc.	95,728	6,603,380
	Ford Motor Co.	667,700	6,656,969
	Fortune Brands, Inc.	52,800	4,592,544
#	Gannett Co., Inc.	90,100	6,552,072
	Gap, Inc.	275,000	5,227,750
#	General Motors Corp.	205,200	7,015,788
	Genuine Parts Co.	63,300	2,900,406
* #	Goodyear Tire & Rubber Co.	63,800	1,071,840
	H&R Block, Inc.	119,900	3,231,305
#	Harley-Davidson, Inc.	103,300	5,088,558
	Harrahs Entertainment, Inc.	65,900	4,584,004
	Hasbro, Inc.	60,800	1,258,560
	Hilton Hotels Corp.	138,500	3,209,045
#	Home Depot, Inc.	778,700	31,397,184
	Horton (D.R.), Inc.	98,600	3,640,312
	International Game Technology	124,800	3,459,456
* #	Interpublic Group of Companies, Inc.	153,400	1,860,742
	Johnson Controls, Inc.	69,700	4,180,606
	Jones Apparel Group, Inc.	43,700	1,231,466
	KB Home	30,200	2,239,632
	Knight-Ridder, Inc.	25,100	1,608,408
*	Kohl’s Corp.	118,400	6,210,080
	Leggett & Platt, Inc.	68,800	1,665,648
	Limited Brands, Inc.	138,000	3,033,240
	Liz Claiborne, Inc.	39,300	1,612,479
#	Lowe’s Companies, Inc.	280,300	18,026,093
#	Marriott International, Inc. Class A	72,000	4,551,120
#	Mattel, Inc.	149,300	2,691,879
#	Maytag Corp.	28,900	546,210
	McDonald’s Corp.	460,000	14,927,000
	McGraw-Hill Companies, Inc.	136,000	6,557,920
	Meredith Corp.	16,300	800,330
	Newell Rubbermaid, Inc.	99,900	2,340,657
	News Corp. Class A	900,200	14,592,242
#	NIKE, Inc. Class B	82,900	6,541,639
#	Nordstrom, Inc.	89,100	2,991,978
*	Office Depot, Inc.	114,600	3,438,000
	OfficeMax, Inc.	25,600	756,480
	Omnicom Group, Inc.	66,600	5,357,304
	Penney (J.C.) Co., Inc.	95,500	4,644,165

4

	Pulte Homes, Inc.	43,000	3,706,600
	RadioShack Corp.	49,200	1,232,952
	Reebok International, Ltd.	20,300	1,142,890
*	Sears Holdings Corp.	37,100	5,040,406
	Sherwin-Williams Co.	45,500	2,109,380
	Snap-On, Inc.	20,900	741,950
	Staples, Inc.	267,200	5,867,712
*	Starbucks Corp.	141,500	6,939,160
	Starwood Hotels & Resorts Worldwide, Inc.	78,400	4,570,720
	Target Corp.	320,500	17,226,875
	The New York Times Co. Class A	52,800	1,685,904
	The Stanley Works	27,300	1,248,975
#	The TJX Companies, Inc.	170,700	3,569,337
	Tiffany & Co.	52,200	1,953,324
	Time Warner, Inc.	1,700,100	30,465,792
	Tribune Co.	108,100	4,061,317
* #	Univision Communications, Inc. Class A	105,500	2,837,950
#	V.F. Corp.	36,300	2,152,953
	Viacom, Inc. Class B	585,000	19,884,150
	Visteon Corp.	46,700	461,396
	Wendy’s International, Inc.	41,700	1,965,738
	Whirlpool Corp.	24,300	1,848,015
	Yum! Brands, Inc.	105,100	4,979,638
Total Consumer Discretionary
(Cost $372,603,675)			456,734,896

Industrials — (9.7%)
	3M Co.	279,300	19,872,195
* #	Allied Waste Industries, Inc.	98,400	785,232
	American Power Conversion Corp.	65,800	1,721,986
	American Standard Companies, Inc.	64,800	2,954,880
#	Avery Dennison Corp.	36,900	1,971,936
#	Boeing Co.	299,900	20,099,298
	Burlington Northern Santa Fe Corp.	136,700	7,247,834
#	Caterpillar, Inc.	248,000	13,761,520
	Cendant Corp.	381,500	7,759,710
	Cintas Corp.	54,300	2,239,875
	Cooper Industries, Ltd.	33,600	2,232,384
	CSX Corp.	78,500	3,448,505
	Cummins, Inc.	15,800	1,366,226
	Danaher Corp.	99,900	5,350,644
	Deere & Co.	89,500	5,851,510
	Donnelley (R.R.) & Sons Co.	77,400	2,891,664
	Dover Corp.	74,000	3,011,800
	Eaton Corp.	54,600	3,490,032
	Emerson Electric Co.	151,200	10,172,736
	Equifax, Inc.	47,100	1,556,184
	FedEx Corp.	109,600	8,925,824
	Fluor Corp.	31,500	1,950,165
	General Dynamics Corp.	72,700	8,330,693
	General Electric Co.	3,848,200	129,338,002
	Goodrich (B.F.) Co.	43,700	2,002,334
	Honeywell International, Inc.	309,500	11,847,660
	Illinois Tool Works, Inc.	99,100	8,352,148
	Ingersoll-Rand Co., Ltd. Class A	61,200	4,872,744
	ITT Industries, Inc.	33,500	3,655,520
	L-3 Communications Holdings, Inc.	43,000	3,520,840
	Lockheed Martin Corp.	146,700	9,130,608
	Masco Corp.	157,400	4,829,032
*	Monster Worldwide, Inc.	43,800	1,368,312
*	Navistar International Corp.	23,900	763,844
	Norfolk Southern Corp.	146,700	5,223,987
	Northrop Grumman Corp.	130,300	7,308,527
	Paccar, Inc.	63,100	4,422,048
	Pall Corp.	45,100	1,289,860
	Parker Hannifin Corp.	43,600	2,809,584
	Pitney Bowes, Inc.	83,500	3,611,375
	Raytheon Co.	164,000	6,432,080
	Robert Half International, Inc.	57,900	1,950,072
	Rockwell Automation, Inc.	63,400	3,299,336
	Rockwell Collins, Inc.	64,700	3,114,011
#	Ryder System, Inc.	23,300	817,597
#	Southwest Airlines Co.	267,600	3,564,432
	Textron, Inc.	48,900	3,486,570
	Tyco International, Ltd.	732,800	20,393,824

5

	Union Pacific Corp.	95,400	6,512,958
	United Parcel Service, Inc.	404,200	28,653,738
	United Technologies Corp.	371,400	18,570,000
	W.W. Grainger, Inc.	30,300	1,948,896
	Waste Management, Inc.	206,100	5,653,323
Total Industrials
(Cost $328,054,549)			445,736,095

Consumer Staples — (8.9%)
	Alberto-Culver Co. Class B	31,100	1,335,745
	Albertson’s, Inc.	133,600	2,689,368
#	Altria Group, Inc.	751,500	53,131,050
#	Anheuser-Busch Companies, Inc.	281,700	12,482,127
	Archer-Daniels-Midland Co.	226,400	5,096,264
	Avon Products, Inc.	171,200	5,618,784
	Brown-Forman Corp. Class B	32,700	1,851,801
#	Campbell Soup Co.	117,800	3,463,320
	Clorox Co.	56,000	3,223,920
	Coca-Cola Co.	821,200	36,132,800
	Coca-Cola Enterprises, Inc.	128,000	2,860,800
	Colgate-Palmolive Co.	189,900	9,969,750
#	ConAgra, Inc.	187,800	4,287,474
*	Constellation Brands, Inc.	71,000	1,953,920
	Costco Wholesale Corp.	173,300	7,528,152
	CVS Corp.	293,900	8,631,843
	General Mills, Inc.	134,100	6,184,692
	Gillette Co.	362,000	19,500,940
	Heinz (H.J.) Co.	127,100	4,565,432
	Hershey Foods Corp.	79,000	4,668,110
	Kellogg Co.	126,900	5,752,377
	Kimberly-Clark Corp.	173,600	10,818,752
	McCormick & Co., Inc.	49,000	1,661,590
	Molson Coors Brewing Co.	28,400	1,820,724
	Pepsi Bottling Group, Inc.	71,100	2,096,028
#	PepsiCo, Inc.	607,700	33,332,345
	Procter & Gamble Co.	897,800	49,809,944
	Reynolds American, Inc.	42,300	3,550,662
#	Safeway, Inc.	162,600	3,858,498
	Sara Lee Corp.	285,700	5,428,300
	Supervalu, Inc.	49,300	1,715,640
#	Sysco Corp.	229,600	7,664,048
* #	The Kroger Co.	264,500	5,221,230
	Tyson Foods, Inc. Class A	91,100	1,619,758
	UST, Inc.	60,000	2,553,600
	Walgreen Co.	371,000	17,188,430
	Wal-Mart Stores, Inc.	1,214,000	54,581,440
	Wrigley (Wm.) Jr. Co.	71,000	5,044,550
Total Consumer Staples
(Cost $282,612,194)			408,894,208

Energy — (8.4%)
#	Amerada Hess Corp.	31,200	3,965,520
#	Anadarko Petroleum Corp.	85,500	7,769,385
	Apache Corp.	119,000	8,522,780
#	Baker Hughes, Inc.	122,900	7,220,375
	BJ Services Co.	58,700	3,702,796
#	Burlington Resources, Inc.	139,800	10,315,842
	ChevronTexaco Corp.	822,290	50,488,606
	ConocoPhillips	505,200	33,312,888
	Devon Energy Corp.	171,800	10,440,286
#	El Paso Corp.	233,900	2,713,240
	EOG Resources, Inc.	86,800	5,540,444
	Exxon Mobil Corp.	2,309,700	138,351,030
#	Halliburton Co.	183,600	11,377,692
	Kerr-McGee Corp.	42,300	3,723,669
	Kinder Morgan, Inc.	39,300	3,751,971
	Marathon Oil Corp.	132,549	8,524,226
	Murphy Oil Corp.	2,600	142,090
*	Nabors Industries, Ltd.	53,900	3,611,300
* #	National-Oilwell, Inc.	62,400	4,006,704
	Noble Corp.	49,200	3,507,960
	Occidental Petroleum Corp.	144,400	11,989,532
	Rowan Companies, Inc.	39,200	1,458,240
#	Schlumberger, Ltd.	213,800	18,435,974
	Sunoco, Inc.	50,000	3,635,000

6

	The Williams Companies, Inc.	207,100	4,647,324
*	Transocean, Inc.	118,300	6,984,432
	Valero Energy Corp.	93,200	9,925,800
*	Weatherford International, Ltd.	11,100	751,581
	XTO Energy, Inc.	130,900	5,209,820
Total Energy
(Cost $205,504,901)			384,026,507

Utilities — (3.1%)
*	AES Corp.	237,100	3,731,954
*	Allegheny Energy, Inc.	58,900	1,776,424
	Ameren Corp.	73,700	4,048,341
#	American Electric Power Co., Inc.	139,300	5,179,174
* #	Calpine Corp.	195,200	599,264
#	CenterPoint Energy, Inc.	105,400	1,497,734
	Cinergy Corp.	72,000	3,170,880
*	CMS Energy Corp.	79,400	1,278,340
	Consolidated Edison, Inc.	88,300	4,142,153
	Constellation Energy Group	64,400	3,783,500
	Dominion Resources, Inc.	123,500	9,445,280
	DTE Energy Co.	63,200	2,892,664
#	Duke Energy Corp.	336,300	9,749,337
*	Dynegy, Inc.	120,500	525,380
	Edison International	118,200	5,322,546
	Entergy Corp.	77,000	5,768,070
#	Exelon Corp.	242,800	13,084,492
#	FirstEnergy Corp.	119,700	6,108,291
#	FPL Group, Inc.	142,300	6,131,707
	KeySpan Corp.	62,800	2,397,076
	Nicor, Inc.	16,000	662,560
	NiSource, Inc.	98,700	2,382,618
	Peoples Energy Corp.	13,800	573,666
	PG&E Corp.	134,200	5,035,184
	Pinnacle West Capital Corp.	35,700	1,604,001
	PPL Corp.	137,600	4,397,696
	Progress Energy, Inc.	90,200	3,931,818
	Public Service Enterprise Group, Inc.	86,600	5,590,030
	Sempra Energy	93,000	4,168,260
	Southern Co.	270,100	9,291,440
	TECO Energy, Inc.	75,100	1,307,491
	TXU Corp.	86,900	8,431,038
	Xcel Energy, Inc.	146,000	2,809,040
Total Utilities
(Cost $101,284,942)			140,817,449

Telecommunication Services — (2.8%)
	Alltel Corp.	138,000	8,554,620
	AT&T Corp.	290,700	5,720,976
#	BellSouth Corp.	664,300	17,464,447
#	CenturyTel, Inc.	47,600	1,708,840
	Citizens Communications Co.	123,600	1,685,904
*	Qwest Communications International, Inc.	606,600	2,365,740
#	SBC Communications, Inc.	1,198,500	28,859,880
	Sprint Corp.	1,059,547	27,474,054
	Verizon Communications, Inc.	1,004,000	32,840,840
Total Telecommunication Services
(Cost $144,596,820)			126,675,301

Materials — (2.5%)
	Air Products & Chemicals, Inc.	83,200	4,609,280
	Alcoa, Inc.	316,400	8,476,356
	Allegheny Technologies, Inc.	32,600	900,412
	Ashland, Inc.	24,400	1,483,276
#	Ball Corp.	40,000	1,500,400
	Bemis Co., Inc.	38,800	1,014,620
	Dow Chemical Co.	348,800	15,068,160
	DuPont (E.I.) de Nemours & Co., Inc.	361,400	14,300,598
	Eastman Chemical Co.	29,100	1,395,927
	Ecolab, Inc.	79,700	2,630,100
	Engelhard Corp.	43,700	1,243,265
	Freeport-McMoRan Copper & Gold, Inc. Class B	65,200	2,749,484
	Georgia-Pacific Corp.	94,400	3,029,296
*	Hercules, Inc.	41,100	524,025
	International Flavors & Fragrances, Inc.	32,100	1,158,810
#	International Paper Co.	178,000	5,491,300

7

	Louisiana-Pacific Corp.	40,200	1,016,658
	MeadWestavco Corp.	67,600	1,958,372
	Monsanto Co.	97,200	6,205,248
#	Newmont Mining Corp.	161,800	6,404,044
	Nucor Corp.	58,100	3,281,488
*	Pactiv Corp.	54,100	1,050,081
	Phelps Dodge Corp.	35,200	3,785,056
	PPG Industries, Inc.	62,300	3,923,654
#	Praxair, Inc.	117,400	5,670,420
	Rohm & Haas Co.	70,000	3,038,700
*	Sealed Air Corp.	30,400	1,542,800
	Sigma—Aldrich Corp.	25,000	1,560,000
#	Temple—Inland, Inc.	45,200	1,739,748
#	United States Steel Corp.	41,500	1,739,680
	Vulcan Materials Co.	37,100	2,665,635
#	Weyerhaeuser Co.	88,900	5,780,278
Total Materials
(Cost $89,840,714)			116,937,171

Real Estate Investment Trusts — (0.5%)
	Apartment Investment & Management Co. Class A	34,600	1,380,540
#	Archstone—Smith Trust	72,200	2,909,660
	Equity Office Properties Trust	147,900	4,925,070
	Equity Residential	104,100	3,931,857
	Plum Creek Timber Co., Inc.	66,800	2,454,900
	ProLogis	67,700	2,945,627
	Public Storage, Inc.	15,500	1,046,560
	Simon Property Group, Inc.	79,700	6,062,779
	Vornado Realty Trust	900	77,418
Total Real Estate Investment Trusts
(Cost $20,251,753)			25,734,411

TOTAL COMMON STOCKS
(Cost $3,071,536,910)			4,045,205,630

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.7%)
Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $488,348,000 U.S. Treasury Notes 3.875%, 07/15/10 & 4.00%, 02/15/15, valued at $488,196,313) to be repurchased at $478,667,378 (Cost $478,620,314)	$478,620	478,620,314

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $55,930,000 FHLMC Note 4.00%, 09/22/09, valued at $56,279,563) to be repurchased at $55,452,206 (Cost $55,447,000)	55,447	55,447,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $534,067,314)		534,067,314

TOTAL INVESTMENTS — (100.0%)
(Cost $3,605,604,224)††		$4,579,272,944

8

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $3,780,868,255.

9

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Face
	Amount	Value †
	(000)

UNITED STATES — (60.7%)
AGENCY OBLIGATIONS — (26.0%)
Federal Farm Credit Bank
2.600%, 09/07/06	$3,800	$3,748,556
2.550%, 02/27/07	5,000	4,888,485
Federal Home Loan Bank
2.625%, 10/16/06	11,000	10,837,321
3.375%, 02/23/07	9,800	9,711,702
Federal Home Loan Mortgage Corporation
3.580%, 11/08/05	16,000	15,891,808
2.750%, 10/15/06	7,300	7,202,808
Federal National Mortgage Association
4.375%, 10/15/06	6,000	6,025,698
2.625%, 11/15/06	3,000	2,952,087
2.375%, 02/15/07	14,200	13,877,192
TOTAL AGENCY OBLIGATIONS
(Cost $75,543,601)		75,135,657

COMMERCIAL PAPER — (21.4%)
Barton Capital Corp.
3.350%, 09/01/05	6,200	6,200,000
3.380%, 09/07/05	2,000	1,998,820
Ciesco L.P.
3.600%, 10/11/05	1,000	995,938
3.660%, 10/17/05	7,000	6,967,147
Govco, Inc.
3.580%, 10/03/05	400	398,710
3.620%, 10/13/05	1,400	1,394,017
Nestle Capital Corp.
3.560%, 10/31/05	5,200	5,168,262
Sheffield Receivables Corp.
3.560%, 09/01/05	1,500	1,500,000
Shell Finance UK
3.350%, 09/09/05	4,400	4,396,577
Siemens Capital Corp.
3.330%, 09/02/05	3,100	3,099,698
3.350%, 09/09/05	5,000	4,996,110
Total Capital SA
3.650%, 10/28/05	8,000	7,953,690
UBS Finance Delaware, Inc.
3.560%, 09/01/05	8,500	8,500,000
Windmill Funding Corp.
3.510%, 09/27/05	6,200	6,183,830
3.670%, 10/27/05	2,000	1,988,455
TOTAL COMMERCIAL PAPER
(Cost $61,743,445)		61,741,254

BONDS — (13.3%)
Citigroup, Inc.
5.750%, 05/10/06	895	904,107
5.500%, 08/09/06	2,600	2,629,489
General Electric Capital Corp.
2.970%, 07/26/06	5,000	4,946,570
KFW International Finance, Inc.
5.250%, 06/28/06	7,669	7,726,172
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	6,500	6,482,223
Toyota Motor Credit Corp.
2.900%, 07/14/06	5,000	4,946,090
Wal-Mart Stores, Inc.
5.450%, 08/01/06	5,000	5,048,810
Wells Fargo & Co.
5.900%, 05/21/06	5,800	5,863,655

1

TOTAL BONDS
(Cost $38,894,935)		38,547,116

TOTAL — UNITED STATES
(Cost $176,181,981)		175,424,027

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.5%)
BONDS — (10.5%)
Asian Development Bank
4.875%, 02/05/07	7,000	7,078,344
European Bank For Reconstruction & Development
5.375%, 06/15/06	2,000	2,017,376
European Investment Bank
3.000%, 08/15/06	2,300	2,282,180
4.875%, 09/06/06	3,000	3,025,218
Inter-American Development Bank
6.625%, 03/07/07	2,400	2,493,881
International Finance Corp.
5.250%, 05/02/06	7,500	7,544,137
World Bank (International Bank for Reconstruction & Development) Corporate Bonds
4.375%, 09/28/06	6,000	6,027,582
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS
(Cost $30,676,678)		30,468,718

CANADA — (8.4%)
BONDS — (8.4%)
British Columbia, Province of
4.625%, 10/03/06	8,000	8,056,064
• Canadian Government
3.000%, 06/01/07	10,000	8,425,930
• Ontario, Province of
5.200%, 03/08/07	9,000	7,823,000
TOTAL — CANADA
(Cost $23,647,898)		24,304,994

GERMANY — (4.3%)
BONDS — (4.3%)
Landeskreditbank Baden-Wuerttemberg-Foerderbank
4.875%, 01/30/07	5,000	5,045,885
Landwirtschaft Rentenbank
4.500%, 10/23/06	6,300	6,331,166
4.875%, 03/12/07	1,000	1,010,836
TOTAL — GERMANY
(Cost $12,485,011)		12,387,887

SWEDEN — (3.9%)
BONDS — (3.9%)
Swedish Export Credit Corp.
2.875%, 01/26/07	7,100	6,980,734
Swedish Government
8.000%, 08/15/07	30,000	4,415,416
TOTAL — SWEDEN
(Cost $11,450,603)		11,396,150

AUSTRIA — (2.5%)
BONDS — (2.5%)
Oesterreichische Kontrollbank AG
5.125%, 03/20/07	7,000	7,122,983
(Cost $7,125,199)

2

SPAIN — (2.4%)
BONDS — (2.4%)
Institut de Credito Oficial
4.625%, 11/29/06	6,800	6,801,822
(Cost $6,913,471)

DENMARK — (2.4%)
BONDS — (2.4%)
Denmark (Kingdom of) Medium Term Notes
5.125%, 12/28/06	6,700	6,796,976
(Cost $6,846,445)

NORWAY — (1.8%)
BONDS — (1.8%)
Eksportfinans ASA
5.750%, 06/06/06	5,000	5,061,590
(Cost $5,117,115)

UNITED KINGDOM — (1.5%)
BONDS — (1.5%)
BP Capital Markets P.L.C.
2.750%, 12/29/06	4,500	4,416,094
(Cost $4,424,879)

NETHERLANDS — (1.1%)
BONDS — (1.1%)
Bank Nederlandse Gemeenten NV
4.500%, 12/14/06	3,302	3,313,946
(Cost $3,340,898)

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $1,319,000 FHLMC Note 4.00%, 09/22/09, valued at $1,327,244) to be repurchased at $1,307,123	1,307	1,307,000
(Cost $1,307,000)

TOTAL INVESTMENTS — (100.0%)
(Cost $289,517,178)††		$288,802,187

3

†	See Security Valuation Note.
•	Denominated in Canadian Dollars.
Denominated in Swedish Krona.
††	The cost for federal income tax purposes is $289,517,178.

4

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (93.9%)
Consumer Discretionary — (26.0%)
	American Greetings Corp. Class A	211,200	$5,362,368
*	AutoNation, Inc.	2,057,600	42,818,656
*	Barnes & Noble, Inc.	176,400	6,662,628
#	Belo Corp. Class A	394,800	9,696,288
*	Big Lots, Inc.	253,500	2,993,835
#	Blockbuster, Inc. Class A	83,900	551,223
	Borders Group, Inc.	34,000	776,220
	BorgWarner, Inc.	201,600	11,785,536
*	Cavco Industries, Inc.	22,900	767,837
#	Circuit City Stores, Inc.	586,200	9,900,918
	Clear Channel Communications, Inc.	1,942,666	64,690,778
*	Comcast Corp. Class A	4,351,825	133,818,619
*	Comcast Corp. Special Class A Non-Voting	927,100	27,979,878
	Dana Corp.	612,900	8,249,634
#	Dillards, Inc. Class A	308,100	6,935,331
*	Discovery Holding Co. Class A	1,031,790	15,621,301
	Disney (Walt) Co.	906,600	22,837,254
* #	Expedia, Inc.	1,173,351	26,118,793
#	Federated Department Stores, Inc.	757,315	52,239,651
	Foot Locker, Inc.	56,700	1,238,328
	Ford Motor Co.	6,812,600	67,921,622
*	GameStop Corp. Class B	9,432	284,280
#	General Motors Corp.	2,261,900	77,334,361
* #	Goodyear Tire & Rubber Co.	203,900	3,425,520
	Harrahs Entertainment, Inc.	187,053	13,011,407
	Hearst-Argyle Television, Inc.	245,100	6,365,247
	Hollinger International, Inc. Class A	257,600	2,617,216
	Horton (D.R.), Inc.	1,091,829	40,310,327
* #	IAC/InterActiveCorp	1,173,351	28,805,767
*	La Quinta Corp.	112,700	952,315
	Lear Corp.	243,800	9,191,260
*	Liberty Global, Inc. Class A	313,805	15,925,604
*	Liberty Media Corp. Class A	10,719,900	89,082,369
* #	MGM Mirage	734,400	31,035,744
	News Corp. Class A	44,676	724,198
	OfficeMax, Inc.	354,300	10,469,565
	Penney (J.C.) Co., Inc.	1,120,000	54,465,600
	Pulte Homes, Inc.	248,400	21,412,080
*	Radio One, Inc. Class A	55,000	774,400
	Saks, Inc.	778,100	16,892,551
*	Sears Holdings Corp.	173,929	23,629,994
	Service Corp. International	404,100	3,430,809
	Starwood Hotels & Resorts Worldwide, Inc.	548,600	31,983,380
* #	The DIRECTV Group, Inc.	359,837	5,725,007
	Time Warner, Inc.	11,731,980	210,237,082
	Tribune Co.	1,207,800	45,377,046
* #	Univision Communications, Inc. Class A	1,004,700	27,026,430
	Viacom, Inc. Class B	5,701,100	193,780,389
Total Consumer Discretionary (Cost $1,378,188,559)			1,483,236,646

Financials — (25.6%)
	A.G. Edwards, Inc.	199,100	9,001,311
*	Allmerica Financial Corp.	216,600	8,817,786
	Allstate Corp.	1,791,600	100,705,836
	AMBAC Financial Group, Inc.	183,200	12,563,856
	American Financial Group, Inc.	301,200	10,099,236
	American National Insurance Co.	57,800	6,416,956
* #	AmeriCredit Corp.	395,300	9,858,782
#	AmerUs Group Co.	137,600	7,612,032
	Astoria Financial Corp.	60,750	1,696,747
	Bank of Hawaii Corp.	327,500	16,620,625

1

	Bear Stearns Companies, Inc.	373,770	37,563,885
	Chubb Corp.	428,000	37,218,880
	Cincinnati Financial Corp.	671,816	27,531,020
	CIT Group, Inc.	201,400	9,119,392
* #	CNA Financial Corp.	952,800	27,602,616
	Commerce Group, Inc.	93,100	5,429,592
	Commercial Federal Corp.	98,900	3,353,699
	Countrywide Financial Corp.	1,808,098	61,095,631
	Fidelity National Financial, Inc.	621,000	24,293,520
	First American Corp.	381,600	15,878,376
	First Citizens BancShares, Inc.	10,300	1,699,500
#	Hartford Financial Services Group, Inc.	868,200	63,422,010
	Hibernia Corp.	274,500	8,715,375
	Independence Community Bank Corp.	350,500	11,987,100
	Instinet Group, Inc.	15,200	76,000
#	Janus Capital Group, Inc.	913,800	12,911,994
	JPMorgan Chase & Co.	2,244,400	76,062,716
	KeyCorp	941,600	31,185,792
*	LaBranche & Co., Inc.	19,700	169,026
#	Lehman Brothers Holdings, Inc.	227,800	24,069,348
	Lincoln National Corp.	696,000	34,514,640
	Loews Corp.	746,900	65,495,661
	MBIA, Inc.	548,050	31,770,458
	MetLife, Inc.	2,884,700	141,292,606
#	MGIC Investment Corp.	335,500	20,945,265
	Nationwide Financial Services, Inc.	208,500	8,039,760
#	New York Community Bancorp, Inc.	510,300	8,971,074
	North Fork Bancorporation, Inc.	442,711	12,170,125
#	Odyssey Re Holdings Corp.	50,500	1,275,125
	Old Republic International Corp.	750,812	18,897,938
#	PMI Group, Inc.	374,200	15,140,132
	Principal Financial Group, Inc.	1,125,700	51,557,060
	Protective Life Corp.	286,900	11,771,507
*	Providian Financial Corp.	483,100	8,985,660
	Prudential Financial, Inc.	1,789,700	115,202,989
	Radian Group, Inc.	349,700	17,897,646
#	Reinsurance Group of America, Inc.	229,200	9,834,972
	Safeco Corp.	486,400	25,360,896
	South Financial Group, Inc.	110,540	3,218,925
	Sovereign Bancorp, Inc.	1,181,520	27,553,046
	StanCorp Financial Group, Inc.	113,000	9,136,050
	The St. Paul Travelers Companies, Inc.	2,564,026	110,278,758
	Torchmark Corp.	127,200	6,708,528
	Transatlantic Holdings, Inc.	14,400	835,200
	UnionBanCal Corp.	86,600	5,868,882
	Unitrin, Inc.	232,200	10,720,674
	UnumProvident Corp.	1,153,289	22,281,543
	Wesco Financial Corp.	13,540	4,786,390
Total Financials (Cost $1,048,954,376)			1,463,290,149

Energy — (9.1%)
#	Amerada Hess Corp.	318,532	40,485,417
#	Anadarko Petroleum Corp.	898,078	81,608,348
	Apache Corp.	129,990	9,309,884
	Chesapeake Energy Corp.	361,000	11,411,210
	ConocoPhillips	440,800	29,066,352
	Diamond Offshore Drilling, Inc.	170,741	10,083,963
*	Forest Oil Corp.	214,600	9,646,270
	Helmerich & Payne, Inc.	146,800	8,722,856
	Kerr-McGee Corp.	458,826	40,390,453
	Marathon Oil Corp.	1,131,802	72,786,187
	Occidental Petroleum Corp.	507,500	42,137,725
	Overseas Shipholding Group, Inc.	151,700	9,276,455
	Pogo Producing Co.	240,400	13,462,400
*	Pride International, Inc.	304,200	7,696,260
	Sunoco, Inc.	597,600	43,445,520
	Tidewater, Inc.	231,700	10,319,918
	Valero Energy Corp.	776,800	82,729,200
Total Energy (Cost $224,489,861)			522,578,418

Industrials — (8.4%)
* #	AGCO Corp.	373,400	7,665,902
*	Allegheny Corp.	18,292	5,446,443

2

* #	Allied Waste Industries, Inc.	1,321,200	10,543,176
	Burlington Northern Santa Fe Corp.	1,283,000	68,024,660
	Cendant Corp.	1,166,500	23,726,610
	CSX Corp.	805,900	35,403,187
	Curtiss-Wright Corp.	27,130	1,751,513
* #	Delta Air Lines, Inc.	402,500	466,900
	Florida East Coast Industries, Inc.	5,200	223,912
	GATX Corp.	164,800	6,679,344
	Hughes Supply, Inc.	178,100	5,636,865
	IKON Office Solutions, Inc.	329,600	3,325,664
*	Kansas City Southern	62,700	1,260,897
	Laidlaw International, Inc.	257,600	6,375,600
	Norfolk Southern Corp.	1,558,100	55,483,941
	Northrop Grumman Corp.	1,428,284	80,112,449
*	PHH Corp.	15,590	471,442
	Raytheon Co.	1,311,300	51,429,186
	Ryder System, Inc.	275,400	9,663,786
	Southwest Airlines Co.	1,839,900	24,507,468
	Steelcase, Inc. Class A	49,000	719,320
	Textron, Inc.	123,000	8,769,900
	Union Pacific Corp.	1,071,800	73,171,786
Total Industrials (Cost $381,238,635)			480,859,951

Information Technology — (5.9%)
*	3Com Corp.	1,041,900	3,542,460
* #	Advanced Micro Devices, Inc.	245,100	5,090,727
*	Agere Systems, Inc. Class A	22,101	250,183
* #	Andrew Corp.	605,500	6,981,415
*	Applied Micro Circuits Corp.	213,200	586,300
*	Arrow Electronics, Inc.	411,300	12,264,966
*	Avnet, Inc.	471,900	11,821,095
	AVX Corp.	467,300	6,210,417
*	CheckFree Corp.	9,600	353,184
*	Ciena Corp.	489,600	1,101,600
*	Computer Sciences Corp.	742,100	33,060,555
*	Compuware Corp.	956,430	8,665,256
*	Comverse Technology, Inc.	51,500	1,327,670
* #	Convergys Corp.	179,400	2,551,068
*	Corning, Inc.	998,300	19,926,068
	Electronic Data Systems Corp.	2,006,400	44,943,360
*	Fairchild Semiconductor Corp. Class A	43,100	726,235
	Hewlett-Packard Co.	1,407,700	39,077,752
*	Ingram Micro, Inc.	608,300	10,651,333
	Intersil Corp.	620,400	13,028,400
*	JDS Uniphase Corp.	1,095,700	1,742,163
* #	LSI Logic Corp.	1,347,970	12,994,431
* #	Lucent Technologies, Inc.	1,193,800	3,676,904
* #	Micron Technology, Inc.	2,367,200	28,193,352
* #	Sanmina-SCI Corp.	1,932,800	9,799,296
*	Solectron Corp.	2,339,000	9,589,900
*	Sun Microsystems, Inc.	2,143,700	8,146,060
*	Tech Data Corp.	232,300	8,504,503
*	Tellabs, Inc.	1,640,656	14,585,432
*	Unisys Corp.	435,900	2,898,735
*	VeriSign, Inc.	166,300	3,625,340
*	Vishay Intertechnology, Inc.	654,116	8,438,096
*	Vitesse Semiconductor, Inc.	2,800	6,132
*	Xerox Corp.	75,000	1,005,750
Total Information Technology (Cost $292,402,861)			335,366,138

Materials — (5.2%)
	Ashland, Inc.	297,600	18,091,104
#	Bowater, Inc.	211,700	6,569,051
	Cytec Industries, Inc.	133,300	6,345,080
	Georgia-Pacific Corp.	1,041,042	33,407,038
#	International Paper Co.	1,215,775	37,506,659
	LaFarge North America, Inc.	257,500	17,754,625
	Louisiana-Pacific Corp.	467,000	11,810,430
	Lubrizol Corp.	182,000	7,525,700
	Lyondell Chemical Co.	308,300	7,954,140
	MeadWestavco Corp.	768,531	22,264,343
*	Owens-Illinois, Inc.	283,700	7,319,460
	Phelps Dodge Corp.	287,085	30,870,250

3

*	Smurfit-Stone Container Corp.	959,126	10,588,751
	Temple-Inland, Inc.	262,600	10,107,474
	Valhi, Inc.	158,500	2,780,090
#	Weyerhaeuser Co.	971,100	63,140,922
	Worthington Industries, Inc.	133,200	2,410,920
Total Materials (Cost $239,032,876)			296,446,037

Health Care — (4.8%)
1	Aetna, Inc.	1,016,552	80,988,698
#	AmerisourceBergen Corp.	308,900	23,065,563
*	Human Genome Sciences, Inc.	23,900	308,549
*	Humana, Inc.	247,900	11,938,864
* #	Invitrogen Corp.	124,900	10,582,777
#	McKesson Corp.	653,300	30,489,511
*	Medco Health Solutions, Inc.	690,100	34,001,227
* #	Millennium Pharmaceuticals, Inc.	1,200,400	12,016,004
* #	PacifiCare Health Systems, Inc.	243,400	18,347,492
*	Tenet Healthcare Corp.	1,547,300	18,846,114
*	Thermo Electron Corp.	239,900	6,693,210
*	Triad Hospitals, Inc.	234,100	11,269,574
*	Watson Pharmaceuticals, Inc.	439,900	15,167,752
*	WebMD Corp.	25,800	282,768
Total Health Care (Cost $145,951,017)			273,998,103

Telecommunication Services — (4.6%)
*	American Tower Corp.	42,000	1,001,280
	AT&T Corp.	2,206,280	43,419,590
* #	Crown Castle International Corp.	468,900	11,609,964
* #	Level 3 Communications, Inc.	195,500	385,135
*	Qwest Communications International, Inc.	2,000,600	7,802,340
	SBC Communications, Inc.	4,097,100	98,658,168
	Sprint Corp.	2,041,400	52,933,502
	Telephone & Data Systems, Inc.	181,300	7,406,105
	Telephone & Data Systems, Inc. Special Shares	177,800	6,845,300
*	United States Cellular Corp.	187,100	10,268,048
	Verizon Communications, Inc.	702,300	22,972,233
Total Telecommunication Services (Cost $259,711,356)			263,301,665

Consumer Staples — (3.8%)
	Albertson’s, Inc.	1,473,300	29,657,529
	Archer-Daniels-Midland Co.	2,475,260	55,718,103
	Coca-Cola Enterprises, Inc.	1,874,800	41,901,780
	Corn Products International, Inc.	247,700	5,578,204
*	Del Monte Foods Co.	87,400	944,794
#	Kraft Foods, Inc.	427,700	13,258,700
	PepsiAmericas, Inc.	192,000	4,842,240
	Reynolds American, Inc.	251,326	21,096,304
*	Rite Aid Corp.	969,800	3,956,784
*	Smithfield Foods, Inc.	157,600	4,389,160
	Supervalu, Inc.	565,200	19,668,960
	Tyson Foods, Inc. Class A	1,026,356	18,248,610
	Weis Markets, Inc.	20,800	784,576
Total Consumer Staples (Cost $158,059,084)			220,045,744

Utilities — (0.5%)
Alliant Energy Corp.	212,900	6,397,645
Questar Corp.	251,000	19,583,020
Total Utilities (Cost $10,735,878)		25,980,665

TOTAL COMMON STOCKS (Cost $4,138,764,503)		5,365,103,516

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (6.1%)
Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $324,444,000 U.S. Treasury Notes 4.125%, 08/15/10 & 3.875%, 02/15/13, valued at $322,287,575) to be repurchased at $315,995,807 (Cost $315,964,737)	$315,965	315,964,737

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $32,349,000 FHLMC Note 4.00%, 09/22/09, valued at $32,551,181) to be repurchased at $32,073,011 (Cost $32,070,000)	32,070	32,070,000

4

TOTAL TEMPORARY CASH INVESTMENTS (Cost $348,034,737)	348,034,737

TOTAL INVESTMENTS - (100.0%) (Cost $4,486,799,240)††
$5,713,138,253

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $4,486,799,260.

5

THE U.S. SMALL XM VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (98.1%)
Consumer Discretionary — (19.6%)
*	Alderwoods Group, Inc.	1,000	$16,090
*	Alloy, Inc.	16,100	81,466
	American Axle & Manufacturing Holdings, Inc.	14,300	371,228
	American Greetings Corp. Class A	29,900	759,161
*	AnnTaylor Stores Corp.	12,900	330,240
*	Applica, Inc.	9,200	18,584
	ArvinMeritor, Inc.	21,000	389,550
*	Audiovox Corp. Class A	9,742	176,135
*	Bally Total Fitness Holding Corp.	13,300	47,747
	Bandag, Inc.	2,900	125,570
	Bandag, Inc. Class A	3,800	142,956
	Bassett Furniture Industries, Inc.	4,600	87,216
*	Big Lots, Inc.	80,400	949,524
	Blockbuster, Inc. Class A	55,100	362,007
*	Bluegreen Corp.	9,100	160,524
	Bob Evans Farms, Inc.	16,400	396,716
*	Bombay Co., Inc.	5,100	24,276
	Borders Group, Inc.	54,200	1,237,386
	Brown Shoe Company, Inc.	5,500	196,900
	Burlington Coat Factory Warehouse Corp.	27,600	1,058,736
	Callaway Golf Co.	4,900	73,059
*	Charming Shoppes, Inc.	64,075	774,026
* #	Charter Communications, Inc.	50,200	74,798
	Coachmen Industries, Inc.	6,100	82,167
	Cooper Tire & Rubber Co.	29,700	501,930
*	Cox Radio, Inc.	19,200	297,408
	CSS Industries, Inc.	4,600	166,060
*	Cumulus Media, Inc. Class A	27,600	352,452
	Dana Corp.	45,100	607,046
	Dillards, Inc. Class A	36,814	828,683
*	Dura Automotive Systems, Inc.	6,150	28,228
*	Emmis Communications Corp. Class A	12,942	310,090
*	Entercom Communications Corp.	15,077	504,326
*	Entravision Communications Corp.	27,700	225,478
*	Fairchild Corp. Class A	8,736	21,228
* #	Federal-Mogul Corp.	98,700	41,454
*	Franklin Covey Co.	6,500	45,500
	Furniture Brands International, Inc.	16,900	322,959
*	Gaylord Entertainment Co.	18,650	794,490
	Goody’s Family Clothing, Inc.	12,700	88,011
	Gray Television, Inc.	20,000	246,000
*	Group 1 Automotive, Inc.	11,000	325,600
*	Ha-Lo Industries, Inc.	27,300	19
	Handleman Co.	10,100	141,299
	Hearst-Argyle Television, Inc.	27,500	714,175
*	Insight Communications Co., Inc.	23,600	274,232
*	Insight Enterprises, Inc.	22,781	428,966
*	Interface, Inc. Class A	11,670	118,450
*	Jakks Pacific, Inc.	12,399	205,947
*	Jo-Ann Stores, Inc.	10,700	230,050
*	K2, Inc.	22,100	275,145
	Kellwood Co.	12,900	315,792
	Kimball International, Inc. Class B	11,439	144,589
*	La Quinta Corp.	60,300	509,535
*	Lakes Entertainment, Inc.	3,096	38,584
	Landry’s Restaurants, Inc.	10,400	303,992
#	La-Z—Boy, Inc.	15,700	225,923
	Lear Corp.	13,400	505,180
	Levitt Corp. Class A	5,600	139,496
	Liberty Corp.	8,500	407,915
*	Lin TV Corp.	10,800	163,188
*	Linens ‘n Things, Inc.	13,600	320,960

1

	Lithia Motors, Inc. Class A	7,200	213,768
	Lone Star Steakhouse & Saloon, Inc.	9,552	252,077
	M/I Homes, Inc.	4,300	242,305
	Media General, Inc. Class A	10,900	717,111
	Modine Manufacturing Co.	16,224	570,436
	Monaco Coach Corp.	8,800	135,256
	Movado Group, Inc.	8,500	165,665
	Movie Gallery, Inc.	7,000	125,930
	National Presto Industries, Inc.	2,700	120,393
*	O’Charleys, Inc.	4,100	67,199
	OfficeMax, Inc.	21,200	626,460
*	Paxson Communications Corp.	18,600	11,346
	Phillips-Van Heusen Corp.	200	6,698
*	Pinnacle Entertainment, Inc.	9,600	191,424
*	Proliance International, Inc.	3,823	21,676
*	Radio One, Inc. Class A	9,300	130,944
*	Radio One, Inc. Class D	2,900	40,542
*	Rent-Way, Inc.	8,500	62,900
* #	Retail Ventures, Inc.	7,600	86,792
	Russ Berrie & Co., Inc.	5,100	85,425
	Russell Corp.	15,300	278,307
*	Ryan’s Restaurant Group, Inc.	19,500	249,795
	Saks, Inc.	65,000	1,411,150
*	Scholastic Corp.	11,600	423,052
	Service Corp. International	143,900	1,221,711
*	Shiloh Industries, Inc.	5,300	70,808
*	ShopKo Stores, Inc.	13,900	345,693
*	Six Flags, Inc.	43,300	309,595
	Skyline Corp.	3,300	129,921
	Snap-On, Inc.	6,200	220,100
	Sonic Automotive, Inc.	13,800	323,610
*	Source Interlink Companies, Inc.	14,100	173,430
*	Spanish Broadcasting System, Inc.	14,010	108,157
*	Stage Stores, Inc.	8,105	225,400
	Standard Motor Products, Inc.	7,700	79,695
	Stewart Enterprises, Inc.	49,400	342,836
*	Stoneridge, Inc.	8,800	84,568
	Stride Rite Corp.	20,800	268,320
	Superior Industries International, Inc.	8,000	178,000
*	Systemax, Inc.	13,350	93,049
	The Marcus Corp.	9,900	190,872
	The Pep Boys — Manny, Moe & Jack	25,700	335,642
*	The Sports Authority, Inc.	7,800	251,940
* #	Tower Automotive, Inc.	12,400	2,244
*	Trans World Entertainment Corp.	15,200	113,392
*	Tweeter Home Entertainment Group, Inc.	9,400	38,728
*	Unifi, Inc.	21,100	87,565
	Unifirst Corp.	4,500	176,805
	United Auto Group, Inc.	27,000	911,250
*	Vail Resorts, Inc.	7,560	216,972
	Visteon Corp.	57,899	572,042
*	Warnaco Group, Inc.	13,852	346,300
*	WCI Communities, Inc.	13,600	410,312
*	West Marine, Inc.	2,100	39,102
Total Consumer Discretionary
(Cost $32,969,310)			33,211,152

Industrials — (18.5%)
*	AAR Corp.	15,100	265,760
*	AGCO Corp.	27,100	556,363
*	Alaska Air Group, Inc.	12,600	424,872
	Alexander & Baldwin, Inc.	29,156	1,528,066
*	Allegheny Corp.	3,113	926,896
*	Allied Waste Industries, Inc.	39,800	317,604
*	Amerco, Inc.	1,622	97,077
	Applied Industrial Technologies, Inc.	13,950	500,945
	Arkansas Best Corp.	7,600	255,892
*	Armstrong Holdings, Inc.	20,200	53,126
* #	ATA Holdings Corp.	4,600	3,450
	Bowne & Co., Inc.	15,930	226,206
	C&D Technologies, Inc.	11,800	120,478
*	CBIZ, Inc.	35,300	163,792
	CDI Corp.	2,800	75,460
	Central Parking Corp.	17,100	271,719
	CIRCOR International, Inc.	5,950	156,247

2

*	Comfort Systems USA, Inc.	14,800	121,804
*	Consolidated Freightways Corp.	400	1
*	Consolidated Graphics, Inc.	4,700	181,467
* #	Continental Airlines, Inc.	5,700	76,209
*	Corrections Corporation of America	11,700	463,320
*	Covenant Transport, Inc. Class A	4,900	61,593
	Cubic Corp.	7,800	143,910
*	Dollar Thrifty Automotive Group, Inc.	11,700	354,042
*	Electro Rent Corp.	6,376	85,885
*	EMCOR Group, Inc.	4,700	259,158
*	EnPro Industries, Inc.	5,900	202,960
*	Esterline Technologies Corp.	14,700	641,655
	Federal Signal Corp.	14,500	247,950
*	Flowserve Corp.	30,600	1,136,484
*	Frontier Airlines, Inc.	3,600	39,060
*	FTI Consulting, Inc.	12,800	318,720
*	FuelCell Energy, Inc.	14,500	165,155
	G & K Services, Inc. Class A	7,856	337,572
*	Gardner Denver Machinery, Inc.	2,400	100,368
	GATX Corp.	30,800	1,248,324
*	Genesee & Wyoming, Inc.	4,800	140,496
	Heico Corp.	2,900	69,745
*	Hexcel Corp.	100	1,945
	Hughes Supply, Inc.	30,900	977,985
	IKON Office Solutions, Inc.	65,400	659,886
*	Insituform Technologies, Inc. Class A	6,700	138,690
*	Integrated Electrical Services, Inc.	17,900	52,447
	Interpool, Inc.	10,750	205,218
	Kaman Corp. Class A	9,000	215,910
*	Kansas City Southern	47,400	953,214
	Kelly Services, Inc. Class A	14,900	435,527
	Kennametal, Inc.	11,400	531,696
	Laidlaw International, Inc.	20,000	495,000
*	Magnetek, Inc.	8,700	28,101
*	Milacron, Inc.	19,167	36,609
*	Mobile Mini, Inc.	1,747	73,234
	Mueller Industries, Inc.	17,600	461,296
	NACCO Industries, Inc. Class A	3,100	337,745
*	NCI Building Systems, Inc.	9,700	365,690
*	NCO Group, Inc.	14,895	312,497
*	Northwest Airlines Corp.	33,500	168,505
*	Orbital Sciences Corp.	16,700	200,066
*	PHH Corp.	15,800	477,792
*	Pico Holdings, Inc.	4,200	129,192
*	PRG-Schultz International, Inc.	27,514	89,971
*	Quanta Services, Inc.	65,000	780,000
*	RailAmerica, Inc.	17,600	203,104
	Regal-Beloit Corp.	13,500	450,495
	Ryder System, Inc.	19,300	677,237
*	SCS Transportation, Inc.	5,750	92,288
*	Sequa Corp. Class A	2,800	191,800
*	Sequa Corp. Class B	1,300	89,700
*	Shaw Group, Inc.	46,700	985,370
	Skywest, Inc.	17,295	410,064
	Smith (A.O.) Corp.	9,850	277,179
*	SOURCECORP, Inc.	10,192	208,834
*	Spherion Corp.	28,700	211,519
	Starrett (L.S.) Co. Class A	2,000	33,180
	Steelcase, Inc. Class A	29,800	437,464
*	Swift Transportation Co., Inc.	21,700	432,698
	Tecumseh Products Co. Class A	6,200	164,982
	Tecumseh Products Co. Class B	2,200	56,430
	Timken Co.	47,600	1,398,012
	Titan International, Inc.	3,900	53,274
	Tredegar Industries, Inc.	18,000	223,560
	Trinity Industries, Inc.	14,300	535,249
*	Triumph Group, Inc.	7,400	290,598
*	United Rentals, Inc.	43,700	788,785
*	URS Corp.	25,000	942,000
	Valmont Industries, Inc.	1,500	43,125
	Viad Corp.	2,600	75,582
*	Volt Information Sciences, Inc.	6,000	136,200
*	Washington Group International, Inc.	7,800	412,152
	Werner Enterprises, Inc.	23,800	424,830
*	Wolverine Tube, Inc.	4,800	33,744

3

.

*	Yellow Roadway Corp.	11,917	558,311
Total Industrials
(Cost $26,663,419)			31,305,813

Financials — (18.0%)
	1st Source Corp.	9,600	228,768
	21st Century Insurance Group	25,700	381,645
	Advanta Corp. Class A	4,588	123,004
	Advanta Corp. Class B Non-Voting	7,327	211,384
	Alfa Corp.	23,562	359,321
*	Allmerica Financial Corp.	24,800	1,009,608
	American Financial Group, Inc.	35,800	1,200,374
	American National Insurance Co.	10,400	1,154,608
	AmerUs Group Co.	18,200	1,006,824
*	Argonaut Group, Inc.	12,923	321,912
	Baldwin & Lyons, Inc. Class B	4,725	122,614
	BankUnited Financial Corp. Class A	11,100	261,960
	Banner Corp.	4,497	125,062
	Bay View Capital Corp.	3,060	47,920
	Brookline Bancorp, Inc.	18,449	284,853
	Cash America International, Inc.	8,400	176,148
	Chemical Financial Corp.	7,404	241,518
*	CNA Surety Corp.	20,100	251,250
	Commercial Federal Corp.	17,800	603,598
	Community Bank System, Inc.	14,400	340,272
*	CompuCredit Corp.	4,769	199,630
	Delphi Financial Group, Inc. Class A	13,017	613,101
	Downey Financial Corp.	8,400	532,392
	FBL Financial Group, Inc. Class A	12,900	386,613
	Financial Federal Corp.	300	11,715
	First Citizens BancShares, Inc.	3,500	577,500
	First Commonwealth Financial Corp.	9,000	123,750
	First Merchants Corp.	5,000	130,000
	First Niagara Financial Group, Inc.	42,118	596,812
	Flagstar Bancorp, Inc.	18,600	320,850
	Fremont General Corp.	23,400	533,988
	Great American Financial Resources, Inc.	18,400	366,160
	Harleysville Group, Inc.	14,100	319,788
	Horace Mann Educators Corp.	19,900	389,642
	Infinity Property & Casualty Corp.	6,400	208,128
	Instinet Group, Inc.	147,676	738,380
	Irwin Financial Corp.	8,600	180,600
*	Knight Capital Group, Inc.	49,931	420,419
*	LaBranche & Co., Inc.	28,200	241,956
	LandAmerica Financial Group, Inc.	8,400	496,608
	MAF Bancorp, Inc.	15,040	645,667
	MCG Capital Corp.	14,387	262,131
*	Metris Companies, Inc.	27,100	396,202
	Midland Co.	6,900	218,109
*	Navigators Group, Inc.	2,700	100,062
	NetBank, Inc.	18,773	162,574
*	Ocwen Financial Corp.	28,600	196,482
#	Odyssey Re Holdings Corp.	40,320	1,018,080
	Ohio Casualty Corp.	29,189	737,314
*	Piper Jaffray Companies, Inc.	6,200	189,038
*	PMA Capital Corp. Class A	14,834	130,539
	Presidential Life Corp.	13,605	239,312
	Protective Life Corp.	6,800	279,004
	Provident Financial Services, Inc.	21,100	375,158
	Reinsurance Group of America, Inc.	19,900	853,909
	RLI Corp.	11,800	543,980
*	SCPIE Holdings, Inc.	3,900	54,834
	Selective Insurance Group, Inc.	19,400	918,396
	South Financial Group, Inc.	22,100	643,552
	StanCorp Financial Group, Inc.	13,000	1,051,050
	State Auto Financial Corp.	10,105	307,899
*	Sterling Financial Corp.	2,300	88,711
	Stewart Information Services Corp.	7,900	379,753
	Susquehanna Bancshares, Inc.	14,000	352,800
	SWS Group, Inc.	1,100	17,919
	The Phoenix Companies, Inc.	44,900	538,351
	TierOne Corp.	1,448	40,863
* #	Trenwick Group, Ltd.	38,857	68
*	Triad Guaranty, Inc.	6,800	287,164
	UICI	9,100	280,826

4

.

	UMB Financial Corp.	10,053	661,990
	Umpqua Holdings Corp.	12,515	304,740
	United Community Financial Corp.	14,500	161,095
	Washington Federal, Inc.	18,764	439,641
	Webster Financial Corp.	13,900	638,288
	Wesbanco, Inc.	6,837	208,460
	Wesco Financial Corp.	2,775	980,963
Total Financials
(Cost $26,793,217)			30,545,599

Information Technology — (16.1%)
*	3Com Corp.	251,161	853,947
*	Actel Corp.	3,500	48,160
*	Adaptec, Inc.	51,899	172,305
*	Advanced Digital Information Corp.	29,639	264,676
*	Aeroflex, Inc.	22,400	208,096
*	Agile Software Corp.	24,742	164,287
	Agilysys, Inc.	13,393	240,404
*	Alliance Semiconductor Corp.	13,700	36,716
*	Anadigics, Inc.	6,800	17,748
*	Andrew Corp.	48,756	562,157
*	Anixter International, Inc.	4,800	183,264
*	Applied Micro Circuits Corp.	146,353	402,471
*	Ariba, Inc.	6,781	40,279
*	Arris Group, Inc.	121	1,269
*	Atmel Corp.	83,120	171,227
*	Avnet, Inc.	50,100	1,255,005
	AVX Corp.	80,500	1,069,845
*	Axcelis Technologies, Inc.	30,100	177,590
*	BearingPoint, Inc.	59,744	488,706
	Belden CDT, Inc.	14,100	302,445
*	Benchmark Electronics, Inc.	12,500	363,875
	Black Box Corp.	7,800	335,166
*	Borland Software Corp.	22,600	138,086
*	Checkpoint Systems, Inc.	9,100	198,835
*	Ciber, Inc.	29,100	228,144
*	Ciena Corp.	99,900	224,775
*	Coherent, Inc.	15,922	506,160
*	Compuware Corp.	108,971	987,277
*	Conexant Systems, Inc.	34,691	59,669
* #	Convergys Corp.	42,700	607,194
*	Credence Systems Corp.	42,485	376,842
	CTS Corp.	17,100	212,724
*	E.piphany, Inc.	36,032	150,614
*	Edgewater Technology, Inc.	4,472	24,372
*	Electro Scientific Industries, Inc.	8,700	192,966
*	Electroglas, Inc.	7,500	28,350
*	Electronics for Imaging, Inc.	16,200	320,760
*	Exar Corp.	19,402	302,865
*	Fairchild Semiconductor Corp. Class A	35,900	604,915
*	FSI International, Inc.	2,100	8,400
*	Genesis Microchip, Inc.	8,800	231,352
*	Gerber Scientific, Inc.	8,700	60,030
*	Glenayre Technologies, Inc.	25,600	100,864
*	Global Imaging Systems, Inc.	2,600	85,930
*	Hutchinson Technology, Inc.	6,700	176,880
*	Hypercom Corp.	18,900	120,015
	Imation Corp.	6,700	282,137
*	InFocus Corp.	18,500	66,045
*	InfoSpace, Inc.	10,000	249,600
*	Ingram Micro, Inc.	31,900	558,569
*	Integrated Device Technology, Inc.	32,000	342,400
*	Interland, Inc.	180	459
	Intersil Corp.	6,700	140,700
*	Interwoven, Inc.	1,300	10,400
*	Iomega Corp.	24,000	76,560
*	JDA Software Group, Inc.	13,552	191,761
*	Keane, Inc.	20,300	233,450
*	Kemet Corp.	40,200	326,424
*	Lattice Semiconductor Corp.	52,800	234,432
*	LSI Logic Corp.	30,700	295,948
*	Maxtor Corp.	12,500	60,750
*	McDATA Corp.	28,500	153,330
*	MedQuist, Inc.	20,700	270,135
	Methode Electronics, Inc.	900	11,088

5

*	MKS Instruments, Inc.	25,046	444,817
*	MPS Group, Inc.	48,200	533,092
*	MSC.Software Corp.	5,000	69,575
*	Neoforma, Inc.	3,300	24,816
*	NetIQ Corp.	25,158	295,103
*	Newport Corp.	20,088	267,974
*	Novell, Inc.	97,452	641,234
*	Oplink Communications, Inc.	62,000	97,960
	Park Electrochemical Corp.	3,150	76,073
*	Paxar Corp.	12,100	227,601
*	Pegasus Solutions, Inc.	200	1,960
*	Plexus Corp.	20,209	345,170
*	Polycom, Inc.	38,600	687,466
*	Powerwave Technologies, Inc.	33,300	348,984
*	Quantum Corp.	54,800	157,276
*	REMEC, Inc.	3,255	19,530
*	Riverstone Networks, Inc.	13,200	7,590
*	Rofin-Sinar Technologies, Inc.	1,600	57,840
	Sabre Holdings Corp.	6,700	128,506
*	Safeguard Scientifics, Inc.	66,500	107,730
*	SafeNet, Inc.	11,400	364,800
*	Sanmina-SCI Corp.	2,086	10,576
*	ScanSoft, Inc.	49,572	244,390
*	Silicon Graphics, Inc.	79,700	63,760
*	Silicon Storage Technology, Inc.	24,900	121,014
*	Skyworks Solutions, Inc.	47,700	359,658
*	SonicWALL, Inc.	29,700	177,309
*	SR Telecom, Inc.	21	8
*	Standard Microsystems Corp.	3,700	96,385
*	Sycamore Networks, Inc.	207,882	777,479
*	Tech Data Corp.	27,400	1,003,114
	Technitrol, Inc.	12,100	177,507
*	TIBCO Software, Inc.	2,200	16,808
*	Transmeta Corp.	100	180
*	Triquint Semiconductor, Inc.	64,551	249,167
*	Unisys Corp.	101,700	676,305
*	Verity, Inc.	1,900	19,038
*	Vignette Corp.	6,330	96,153
*	Vishay Intertechnology, Inc.	78,800	1,016,520
*	Vitesse Semiconductor, Inc.	21,800	47,742
*	Zoran Corp.	20,200	318,352
Total Information Technology
(Cost $29,033,015)			27,188,407

Materials — (10.1%)
	Airgas, Inc.	15,100	424,763
*	AK Steel Holding Corp.	1,538	12,150
	Albemarle Corp.	14,000	508,340
	Arch Chemicals, Inc.	10,950	271,122
	Bowater, Inc.	26,000	806,780
*	Buckeye Technologies, Inc.	17,500	153,300
	Cabot Corp.	12,600	415,800
	Calgon Carbon Corp.	9,100	72,345
*	Caraustar Industries, Inc.	13,400	155,574
	Carpenter Technology Corp.	11,400	634,980
*	Castle (A.M.) & Co.	6,200	94,240
*	Century Aluminum Co.	9,605	232,441
*	Chaparral Steel Co.	10,500	234,360
	Chemtura Corp.	11,038	189,412
	Chesapeake Corp.	9,200	179,400
	Commercial Metals Co.	18,146	543,110
	Cytec Industries, Inc.	13,800	656,880
	Fuller (H.B.) Co.	8,600	282,166
	Gibraltar Industries, Inc.	9,450	202,419
	Glatfelter (P.H.) Co.	20,400	279,684
*	Graphic Packaging Corp.	58,800	193,452
	Longview Fibre Co.	36,700	741,340
	Louisiana-Pacific Corp.	12,900	326,241
	Lubrizol Corp.	36,100	1,492,735
*	Maxxam, Inc.	2,600	83,200
*	Metals USA, Inc.	1,800	35,460
	Minerals Technologies, Inc.	13,300	810,635
	Myers Industries, Inc.	12,310	151,413
*	NewMarket Corp.	5,560	92,185
*	OM Group, Inc.	7,900	153,892

6

*	Oregon Steel Mills, Inc.	9,700	218,056
*	PolyOne Corp.	28,200	191,478
	Pope & Talbot, Inc.	1,900	21,280
	Potlatch Corp.	5,800	313,200
	Reliance Steel & Aluminum Co.	15,300	734,400
	Rock-Tenn Co. Class A	16,700	254,508
	Ryerson Tull, Inc.	11,718	240,688
	Schnitzer Steel Industries, Inc. Class A	10,000	286,000
	Schulman (A.), Inc.	14,255	259,584
	Schweitzer-Maudoit International, Inc.	6,900	158,838
	Sensient Technologies Corp.	14,200	266,534
	Spartech Corp.	9,600	183,840
	Steel Dynamics, Inc.	13,600	428,808
	Stepan Co.	3,500	91,350
*	Stillwater Mining Co.	42,100	338,063
*	Terra Industries, Inc.	27,700	202,210
	Texas Industries, Inc.	10,500	628,005
*	Universal Stainless & Alloy Products, Inc.	2,500	39,000
	Valhi, Inc.	59,100	1,036,614
	Wausau-Mosinee Paper Corp.	24,000	285,600
	Wellman, Inc.	12,500	86,875
	Worthington Industries, Inc.	26,400	477,840
Total Materials
(Cost $15,950,826)			17,172,590

Energy — (7.9%)
*	Cimarex Energy Co.	13,983	597,633
*	Forest Oil Corp.	42,400	1,905,880
*	Giant Industries, Inc.	600	29,550
*	Gulfmark Offshore, Inc.	6,100	181,719
*	Hanover Compressor Co.	40,500	612,360
*	Houston Exploration Co.	17,100	1,007,190
*	Input/Output, Inc.	21,000	181,440
*	Key Energy Group, Inc.	11,400	160,085
*	Meridian Resource Corp.	7,900	27,413
*	Newpark Resources, Inc.	700	6,223
*	Offshore Logistics, Inc.	10,800	391,068
	Overseas Shipholding Group, Inc.	18,300	1,119,045
	Resource America, Inc.	455	8,436
*	SEACOR Holdings, Inc.	8,550	611,325
*	Spinnaker Exploration Co.	15,800	710,526
*	Stone Energy Corp.	8,100	424,359
*	Swift Energy Corp.	18,400	845,112
	Tesoro Petroleum Corp.	24,500	1,416,100
	Tidewater, Inc.	26,600	1,184,764
*	TransMontaigne, Inc.	12,200	115,534
*	Universal Compression Holdings, Inc.	14,760	608,112
	USEC, Inc.	41,300	486,101
*	Veritas DGC, Inc.	8,300	266,928
*	Whiting Petroleum Corp.	8,900	385,548
Total Energy
(Cost $7,266,883)			13,282,451

Consumer Staples — (3.4%)
	Alliance One International, Inc.	25,800	103,200
	American Italian Pasta Co.	3,600	39,708
	Casey’s General Stores, Inc.	23,335	472,534
	Chiquita Brands International, Inc.	12,500	315,000
	Corn Products International, Inc.	34,980	787,750
*	Del Monte Foods Co.	63,300	684,273
*	Great Atlantic & Pacific Tea Co., Inc.	2,850	72,333
*	Hain Celestial Group, Inc.	17,000	320,790
	Ingles Market, Inc. Class A	4,000	59,800
	Longs Drug Stores Corp.	14,100	597,840
*	M&F Worldwide Corp.	7,100	105,080
	Nash Finch Co.	3,800	159,600
*	Pathmark Stores, Inc.	11,500	124,200
*	Performance Food Group Co.	15,800	489,326
	Seaboard Corp.	540	693,360
	Universal Corp.	7,000	291,340
	Weis Markets, Inc.	12,600	475,272
* #	Winn-Dixie Stores, Inc.	35,300	30,623
Total Consumer Staples
(Cost $4,884,434)			5,822,029

7

Health Care — (3.0%)
*	Albany Molecular Research, Inc.	9,602	160,161
	Alpharma, Inc. Class A	19,100	508,442
	Analogic Corp.	6,365	317,295
*	Arena Pharmaceuticals, Inc.	4,800	40,176
	Cambrex Corp.	12,300	233,946
*	Conmed Corp.	13,675	400,131
*	Cross Country Healthcare, Inc.	21,202	411,319
*	CuraGen Corp.	5,766	25,197
	Datascope Corp.	3,000	97,050
*	Genesis HealthCare Corp.	5,904	236,750
*	Greatbatch, Inc.	1,800	45,000
*	Hanger Orthopedic Group, Inc.	6,900	55,269
*	Kindred Healthcare, Inc.	22,800	697,680
*	Maxygen, Inc.	3,900	34,671
*	MedCath Corp.	2,200	54,582
*	Millennium Pharmaceuticals, Inc.	14,358	143,724
* #	OCA, Inc.	25,700	33,410
*	Parexel International Corp.	2,600	50,388
	PerkinElmer, Inc.	25,900	536,130
*	Sequenom, Inc.	13,000	9,750
*	Serologicals Corp.	10,400	247,416
*	Sunrise Senior Living, Inc.	9,100	540,449
*	Viasys Healthcare, Inc.	9,400	253,142
Total Health Care
(Cost $4,297,653)			5,132,078

Telecommunication Services — (0.8%)
*	Cincinnati Bell, Inc.	85,400	369,782
*	General Communications, Inc. Class A	384	4,140
*	IDT Corp.	8,600	112,058
*	IDT Corp. Class B	34,200	452,466
*	Price Communications Corp.	16,900	282,230
	SureWest Communications	200	5,510
*	Teleglobe International Holdings, Ltd.	2,900	12,499
*	Time Warner Telecom, Inc.	21,730	167,321
Total Telecommunication Services
(Cost $1,902,226)			1,406,006

Utilities — (0.7%)
*	Dynegy, Inc.	129,400	564,184
	New Jersey Resources Corp.	2,300	108,054
	South Jersey Industries, Inc.	14,200	418,332
Total Utilities
(Cost $961,637)			1,090,570

TOTAL COMMON STOCKS
(Cost $150,722,620)			166,156,695

RIGHTS/WARRANTS — (0.0%)
*	Imperial Credit Industries, Inc. Warrants 01/31/08	511	0
(Cost $0)

	Face
	Amount
	(000)

BONDS — (0.0%)
* Timco Aviation Services, Inc. Jr. Subordinated Note
8.000%, 01/02/07	$1	0
(Cost $0)

TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $2,435,000 U.S. Treasury Note 4.00%, 02/15/15, valued at $2,417,174) to be repurchased at $2,367,723 (Cost $2,367,490)	2,367	2,367,490

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $865,000 FHLMC Note 4.00%, 09/22/09, valued at $870,406) to be repurchased at $857,080 (Cost $857,000)	857	857,000

8

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,224,490)	3,224,490

TOTAL INVESTMENTS — (100.0%)
(Cost $153,947,110)††	$169,381,185

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $154,146,883.

9

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (97.0%)
Consumer Discretionary — (22.9%)
*	4Kids Entertainment, Inc.	132,641	$2,284,078
*	Acme Communications, Inc.	477,511	1,838,417
*	ACT Teleconferencing, Inc.	17,461	9,431
	Action Performance Companies, Inc.	594,400	7,525,104
*	Advanced Marketing Services, Inc.	218,100	1,112,310
*	Aftermarket Technology Corp.	85,067	1,463,152
*	Alderwoods Group, Inc.	107,600	1,731,284
*	All American Semiconductor, Inc.	29,260	130,792
*	Alloy, Inc.	869,729	4,400,829
*	Amcast Industrial Corp.	149,400	2,988
	American Axle & Manufacturing Holdings, Inc.	1,240,000	32,190,400
*	American Biltrite, Inc.	45,600	521,892
	American Greetings Corp. Class A	1,194,800	30,335,972
*	AMS Health Sciences, Inc.	11,400	31,920
	Andersons, Inc.	92,332	2,775,500
*	Applica, Inc.	813,100	1,642,462
*	Arlington Hospitality, Inc.	69,400	16,656
	ArvinMeritor, Inc.	374,100	6,939,555
*	Ashworth, Inc.	443,189	3,656,309
*	Audiovox Corp. Class A	677,417	12,247,699
* #	Avatar Holdings, Inc.	75,500	4,057,370
*	Aztar Corp.	259,700	8,673,980
*	Ballantyne of Omaha, Inc.	32,200	143,290
*	Bally Total Fitness Holding Corp.	1,092,300	3,921,357
	Bandag, Inc.	200,019	8,660,823
	Bandag, Inc. Class A	112,600	4,236,012
*	Barry (R.G.) Corp.	153,064	956,650
	Bassett Furniture Industries, Inc.	389,375	7,382,550
*	Big Lots, Inc.	1,511,400	17,849,634
	Blair Corp.	81,811	3,272,440
#	Blockbuster, Inc. Class A	239,800	1,575,486
*	Bluegreen Corp.	1,033,498	18,230,905
	Bob Evans Farms, Inc.	823,252	19,914,466
*	Bombay Co., Inc.	1,220,940	5,811,674
	Bon-Ton Stores, Inc.	461,565	9,355,923
	Books-A-Million, Inc.	370,803	3,811,855
	Bowl America, Inc. Class A	32,922	458,933
*	Boyds Collection, Ltd.	652,700	620,065
* #	Brillian Corp.	180,342	548,240
	Brown Shoe Company, Inc.	373,300	13,364,140
*	Buca, Inc.	618,860	3,403,730
*	Bull Run Corp.	6,860	2,813
	Burlington Coat Factory Warehouse Corp.	1,423,401	54,601,662
*	CabelTel International Corp.	1,070	4,842
*	California Coastal Communities, Inc.	62,800	2,311,040
	Callaway Golf Co.	885,300	13,199,823
*	Capital Pacific Holdings, Inc.	201,300	1,373,872
*	Carriage Services, Inc.	540,900	3,380,625
*	Casual Male Retail Group, Inc.	73,465	522,336
*	Catalina Lighting, Inc.	22,040	154,280
*	Cavalier Homes, Inc.	367,281	2,174,304
*	Championship Auto Racing Teams, Inc.	70,000	14,000
*	Champps Entertainment, Inc.	413,988	3,216,687
*	Charlotte Russe Holding, Inc.	100,419	1,378,753
*	Charming Shoppes, Inc.	3,501,765	42,301,321
* #	Charter Communications, Inc.	116,600	173,734
*	Chromcraft Revington, Inc.	5,900	84,665
	Coachmen Industries, Inc.	545,600	7,349,232
	Coast Distribution System, Inc.	97,600	478,240
*	Coastcast Corp.	101,900	245,579
*	Cobra Electronics Corp.	84,100	703,917
* #	Collins & Aikman Corp.	859,691	60,178

1

*	Concord Camera Corp.	794,700	1,112,580
*	Congoleum Corp. Class A	97,400	413,950
*	Cooker Restaurant Corp.	1,468	7
	Cooper Tire & Rubber Co.	2,010,100	33,970,690
*	Cost-U-Less, Inc.	31,041	211,389
	CSS Industries, Inc.	252,150	9,102,615
*	Culp, Inc.	366,418	1,685,523
*	Cumulus Media, Inc. Class A	1,410,027	18,006,045
	Cutter & Buck, Inc.	305,437	4,215,031
*	Cybex International, Inc.	114,200	428,250
*	Dan River, Inc. Class A	500	0
* #	Dave & Busters, Inc.	191,440	2,728,020
	Decorator Industries, Inc.	22,132	160,457
	Delta Apparel, Inc.	208,000	3,224,000
*	Delta Woodside Industries, Inc.	130,000	98,800
*	Department 56, Inc.	252,300	3,277,377
*	Diedrich Coffee, Inc.	13	87
*	Dixie Group, Inc.	366,399	6,199,471
* #	Dominion Homes, Inc.	226,266	3,943,816
	Dover Motorsports, Inc.	455,800	3,176,926
*	drugstore.com, Inc.	211,194	842,664
*	Duckwall-ALCO Stores, Inc.	103,200	2,389,080
*	Dura Automotive Systems, Inc.	625,874	2,872,762
*	ELXSI Corp.	27,900	110,902
*	EMAK Worldwide, Inc.	1,100	10,010
*	Emerson Radio Corp.	29,512	101,816
*	Emmis Communications Corp. Class A	167,872	4,022,213
*	Enesco Group, Inc.	463,300	773,711
*	Entravision Communications Corp.	2,097,798	17,076,076
*	Fab Industries, Inc.	82,381	205,952
*	Fairchild Corp. Class A	697,129	1,694,023
*	Featherlite, Inc.	39,750	143,100
#	Fedders Corp.	47,766	108,429
	Federal Screw Works	3,125	59,375
* #	Federal-Mogul Corp.	823,500	345,870
*	Finlay Enterprises, Inc.	220,200	2,640,198
*	Fleetwood Enterprises, Inc.	200	2,022
	Flexsteel Industries, Inc.	90,400	1,311,089
* #	Footstar, Inc.	509,400	2,878,110
*	Franklin Covey Co.	337,300	2,361,100
*	Franklin Electronic Publishers, Inc.	112,300	564,869
*	Friedmans, Inc. Class A	592,200	69,583
	Furniture Brands International, Inc.	1,755,036	33,538,738
* #	Gadzooks, Inc.	238,170	5,121
*	Gaiam, Inc.	18,684	201,787
	GameTech International, Inc.	160,400	442,704
*	Gaylord Entertainment Co.	1,224,185	52,150,281
*	G-III Apparel Group, Ltd.	98,600	1,012,622
	Goody’s Family Clothing, Inc.	734,017	5,086,738
*	Gottschalks, Inc.	223,900	2,256,912
	Gray Television, Inc.	1,512,250	18,600,675
	Gray Television, Inc. Class A	40,650	462,597
*	Group 1 Automotive, Inc.	833,000	24,656,800
	Haggar Corp.	102,925	2,381,684
*	Ha-Lo Industries, Inc.	223,600	157
*	Hampshire Group, Ltd.	38,200	940,484
	Hancock Fabrics, Inc.	526,800	3,002,760
	Handleman Co.	734,777	10,279,530
*	Harolds Stores, Inc.	2,000	2,220
*	Harris Interactive, Inc.	156,681	658,060
*	Hartmarx Corp.	978,600	8,689,968
*	Hastings Entertainment, Inc.	341,600	2,049,600
*	Hastings Manufacturing Co.	1,700	2,558
	Haverty Furniture Co., Inc.	339,800	4,233,908
*	Hayes Lemmerz International, Inc.	161,175	1,063,755
*	Hollywood Media Corp.	283,300	1,201,192
*	Image Entertainment, Inc.	39,600	106,920
*	IMPCO Technologies, Inc.	319,169	2,103,324
*	Infosonics Corp.	55,100	220,400
*	Insight Communications Co., Inc.	1,425,616	16,565,658
*	Insight Enterprises, Inc.	651,130	12,260,778
*	Interface, Inc. Class A	1,232,307	12,507,916
	Intermet Corp.	128	5
*	Interstate Hotels & Resorts, Inc.	194,340	973,643
*	J. Alexander’s Corp.	107,200	899,408

2

*	Jaclyn, Inc.	26,900	192,335
* #	Jakks Pacific, Inc.	908,920	15,097,161
*	Jo-Ann Stores, Inc.	629,800	13,540,700
*	Johnson Outdoors, Inc.	121,800	2,043,804
*	K2, Inc.	1,674,310	20,845,159
	Kellwood Co.	974,417	23,853,728
	Kimball International, Inc. Class B	764,080	9,657,971
* #	KIT Manufacturing Co.	1,400	1
	Knape & Vogt Manufacturing Co.	37,434	452,951
*	LaCrosse Footwear, Inc.	29,400	373,086
* #	Lakes Entertainment, Inc.	150,794	1,879,270
	Landry’s Restaurants, Inc.	928,335	27,135,232
*	Lazare Kaplan International, Inc.	126,800	1,179,240
#	La-Z-Boy, Inc.	1,670,197	24,034,135
*	Learning Care Group, Inc.	43,500	266,220
	Libbey, Inc.	27,700	487,797
	Liberty Corp.	517,550	24,837,224
*	Lin TV Corp.	843,750	12,749,062
*	Linens ‘n Things, Inc.	1,465,175	34,578,130
	Lithia Motors, Inc. Class A	531,775	15,788,400
*	Lodgenet Entertainment Corp.	26,000	392,600
*	Lodgian, Inc.	38,144	399,368
	Lone Star Steakhouse & Saloon, Inc.	680,376	17,955,123
*	LOUD Technologies, Inc.	1,000	2,900
*	Luby’s, Inc.	326,200	4,286,268
	M/I Homes, Inc.	386,251	21,765,244
*	Magic Lantern Group, Inc.	28,600	143
* #	Magna Entertainment Corp.	158,100	1,043,460
*	Main Street Restaurant Group, Inc.	287,364	1,617,859
*	Marisa Christina, Inc.	93,900	81,693
*	Marlton Technologies, Inc.	96,500	117,730
*	Mayor’s Jewelers, Inc.	291,200	157,248
	McRae Industries, Inc. Class A	32,700	405,480
*	Meade Instruments Corp.	673,320	1,629,434
	Media General, Inc. Class A	49,100	3,230,289
*	Merisel, Inc.	3,600	25,740
*	Mestek, Inc.	13,000	154,700
	Modine Manufacturing Co.	624,327	21,951,337
	Monaco Coach Corp.	814,000	12,511,180
*	Mothers Work, Inc.	96,260	1,203,250
*	Motorcar Parts of America, Inc.	4,050	44,651
	Movado Group, Inc.	557,400	10,863,726
	Movie Gallery, Inc.	64,013	1,151,594
*	Nathan’s Famous, Inc.	104,650	952,315
	National Presto Industries, Inc.	135,950	6,062,010
*	National RV Holdings, Inc.	277,150	1,665,671
* #	Nature Vision, Inc.	2,100	11,970
*	Navigant International, Inc.	514,301	6,197,327
*	Nitches, Inc.	4,047	20,275
*	Nobel Learning Communities, Inc.	82,600	778,092
*	O’Charleys, Inc.	398,739	6,535,332
*	Odd Job Stores, Inc.	175,300	39,442
*	Ohio Art Co.	3,500	23,450
*	One Price Clothing Stores, Inc.	4,385	2
* #	Oneida, Ltd.	179,800	359,600
* #	Palm Harbor Homes, Inc.	155,750	2,876,702
*	Paxson Communications Corp.	462,700	282,247
*	Payless ShoeSource, Inc.	1,848,400	34,269,336
*	PC Mall, Inc.	44,181	237,694
*	Perry Ellis International, Inc.	327,024	8,584,380
	Phillips-Van Heusen Corp.	605,100	20,264,799
*	Phoenix Footwear Group, Inc.	174,800	1,137,948
*	Pinnacle Entertainment, Inc.	395,700	7,890,258
*	Pomeroy IT Solutions, Inc.	414,404	5,349,956
*	Proliance International, Inc.	338,742	1,920,667
*	QEP Co., Inc.	20,600	237,930
*	Quaker Fabric Corp.	561,328	1,807,476
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	5,047	23,519
*	R&B, Inc.	243,162	2,699,098
*	Radio One, Inc. Class A	279,128	3,930,122
*	Radio One, Inc. Class D	40,744	569,601
	Raytech Corp.	26,800	34,304
* #	Reading International, Inc. Class A	213,799	1,667,632
*	Reading International, Inc. Class B	14,660	111,416
*	Regent Communications, Inc.	1,398,651	7,888,392

3

*	Rent-Way, Inc.	690,300	5,108,220
* #	Retail Ventures, Inc.	946,973	10,814,432
*	Rex Stores Corp.	350,850	5,406,598
*	Rexhall Industries, Inc.	894	407
*	Riviera Holdings Corp.	16,500	427,845
*	Rockford Corp.	173,400	589,560
*	Rocky Shoes & Boots, Inc.	24,387	734,756
	Russ Berrie & Co., Inc.	292,400	4,897,700
	Russell Corp.	1,152,200	20,958,518
*	Ryan’s Restaurant Group, Inc.	923,659	11,832,072
*	S&K Famous Brands, Inc.	78,600	1,475,715
*	Safety Components International, Inc.	1,155	15,737
* #	Salton, Inc.	371,100	1,410,180
*	Sands Regent	15,492	154,920
	Saucony, Inc. Class B	35,454	810,620
*	Schieb (Earl), Inc.	75,600	291,060
*	Scholastic Corp.	151,882	5,539,137
	Service Corp. International	2,008,908	17,055,629
*	Sharper Image Corp.	361,466	4,858,103
*	Shiloh Industries, Inc.	267,002	3,567,147
*	Shoe Carnival, Inc.	446,214	7,300,061
*	Shoe Pavilion, Inc.	9,500	45,505
*	ShopKo Stores, Inc.	860,500	21,400,635
*	Six Flags, Inc.	3,282,600	23,470,590
	Skyline Corp.	114,300	4,499,991
*	Smith & Wollensky Restaurant Group, Inc.	160,400	1,010,520
	Sonic Automotive, Inc.	1,041,893	24,432,391
*	Source Interlink Companies, Inc.	72,619	893,214
*	Southern Energy Homes, Inc.	180,800	1,111,920
*	Spanish Broadcasting System, Inc.	201,346	1,554,391
*	SPAR Group, Inc.	4,700	8,977
*	Sport Chalet, Inc.	45,900	784,890
*	Sport Supply Group, Inc.	105,400	629,765
*	Sport-Haley, Inc.	60,800	213,408
*	Stage Stores, Inc.	475,103	13,212,614
	Standard Motor Products, Inc.	673,750	6,973,312
	Star Buffet, Inc.	7,200	56,232
*	Steinway Musical Instruments, Inc.	261,700	7,236,005
*	Steven Madden, Ltd.	182,342	4,275,920
	Stewart Enterprises, Inc.	3,507,854	24,344,507
*	Stoneridge, Inc.	667,200	6,411,792
	Stride Rite Corp.	1,144,800	14,767,920
#	Superior Industries International, Inc.	851,700	18,950,325
	Superior Uniform Group, Inc.	136,600	1,755,310
	Syms Corp.	343,900	5,100,037
*	Systemax, Inc.	568,100	3,959,657
*	Tag-It Pacific, Inc.	54,600	49,140
	Tandy Brand Accessories, Inc.	63,700	698,789
* #	Tarrant Apparel Group	287,100	999,108
	The Marcus Corp.	685,100	13,208,728
	The Pep Boys - Manny, Moe & Jack	1,949,400	25,459,164
*	The Rowe Companies	9,400	26,320
*	The Sports Authority, Inc.	569,000	18,378,700
*	The Sports Club Co., Inc.	115,700	183,963
* #	Tower Automotive, Inc.	896,389	162,246
	Traffix, Inc.	281,784	1,592,080
*	Trans World Entertainment Corp.	1,067,874	7,966,340
*	Trump Entertainment Resorts, Inc.	266	4,868
*	Tweeter Home Entertainment Group, Inc.	839,572	3,459,037
*	Unapix Entertainment, Inc.	5,800	23
*	Unifi, Inc.	1,666,066	6,914,174
	Unifirst Corp.	257,000	10,097,530
	United Auto Group, Inc.	1,534,200	51,779,250
*	United Retail Group, Inc.	304,501	2,703,969
*	Vail Resorts, Inc.	916,623	26,307,080
*	Virco Manufacturing Corp.	60,786	428,541
	Visteon Corp.	3,411,365	33,704,286
*	Warnaco Group, Inc.	349,116	8,727,900
*	WCI Communities, Inc.	1,039,600	31,364,732
	Wellco Enterprises, Inc.	100	1,123
* #	Wells-Gardner Electronics Corp.	64,303	147,897
*	West Marine, Inc.	253,430	4,718,867
*	Westcoast Hospitality Corp.	290,000	1,960,400
*	Whitehall Jewelers, Inc.	374,500	2,190,825
*	Wickes, Inc.	49,400	173

4

*	Wilsons The Leather Experts, Inc.	477,301	3,064,272
*	Worldwide Restaurant Concepts, Inc.	794,905	5,302,016
*	Zapata Corp.	252,880	1,909,244
Total Consumer Discretionary
(Cost $1,505,229,127)			1,740,205,683

Industrials — (19.2%)
*	AAR Corp.	1,103,830	19,427,408
*	Ablest, Inc.	16,800	149,352
	Abrams Industries, Inc.	10,000	83,520
*	ABX Air, Inc.	97,200	792,180
* #	Active Power, Inc.	991,749	3,431,452
*	AirNet Systems, Inc.	312,700	1,519,722
	Alamo Group, Inc.	158,700	3,245,415
*	Alaska Air Group, Inc.	1,013,000	34,158,360
	Alexander & Baldwin, Inc.	202,471	10,611,505
*	Allied Defense Group, Inc.	148,100	3,361,870
*	Allied Holdings, Inc.	111,535	10,038
	Ambassadors International, Inc.	159,500	2,552,000
*	Amerco, Inc.	50,432	3,018,355
*	America West Holdings Corp. Class B	622,700	4,383,808
	Ameron International Corp.	295,105	12,530,158
	Ampco-Pittsburgh Corp.	200,200	2,822,820
	Amrep Corp.	96,692	2,852,414
	Angelica Corp.	206,900	4,570,421
	Applied Industrial Technologies, Inc.	1,061,400	38,114,874
	Arkansas Best Corp.	6,600	222,222
* #	Armstrong Holdings, Inc.	387,200	1,018,336
*	Astronics Corp.	16,674	156,402
* #	AstroPower, Inc.	22,344	22
* #	ATA Holdings Corp.	184,300	138,225
*	Ault, Inc.	93,400	193,338
*	Avalon Holding Corp. Class A	25,112	103,838
*	AZZ, Inc.	81,100	1,658,495
*	Baldwin Technology Co., Inc. Class A	219,700	988,650
*	Barrett Business Services, Inc.	27	557
	Bowne & Co., Inc.	1,192,513	16,933,685
*	BTU International, Inc.	83,273	636,206
*	Butler International, Inc.	81,200	308,560
	C&D Technologies, Inc.	588,300	6,006,543
*	Cannon Express, Inc.	900	36
* #	Capstone Turbine Corp.	62,150	301,428
*	Catalytica Energy Systems, Inc.	237,200	467,284
*	CBIZ, Inc.	1,908,413	8,855,036
	CDI Corp.	203,288	5,478,612
	Central Parking Corp.	1,279,637	20,333,432
*	Cenveo, Inc.	285,600	2,753,184
	Champion Industries, Inc.	104,200	462,856
*	Channell Commercial Corp.	17,600	124,608
	Chicago Rivet & Machine Co.	10,800	281,016
	CIRCOR International, Inc.	547,223	14,370,076
	Collins Industries, Inc.	30,500	187,270
*	Comforce Corp.	58,000	136,300
*	Comfort Systems USA, Inc.	1,340,800	11,034,784
*	Compudyne Corp.	57,485	347,209
	CompX International, Inc.	37,300	602,395
* #	Consolidated Freightways Corp.	24,700	86
*	Consolidated Graphics, Inc.	217,794	8,409,026
* #	Continental Airlines, Inc.	2,176,800	29,103,816
*	Cornell Companies, Inc.	472,648	6,777,772
*	Correctional Services Corp.	247,312	1,436,883
*	Corrpro Companies, Inc.	88,475	97,323
*	Covenant Transport, Inc. Class A	405,987	5,103,257
*	Cross (A.T.) Co. Class A	234,300	1,042,635
*	Crown Andersen, Inc.	22,900	20,381
	Cubic Corp.	88,900	1,640,205
*	Distributed Energy Systems Corp.	1,070,717	7,238,047
*	Dollar Thrifty Automotive Group, Inc.	884,600	26,767,996
*	Ducommun, Inc.	205,379	4,261,614
	Eastern Co.	19,800	486,486
	Ecology & Environment, Inc. Class A	28,100	203,725
*	Electro Rent Corp.	413,205	5,565,871
*	EMCOR Group, Inc.	505,519	27,874,318
*	Encore Wire Corp.	19,365	273,047
*	EnPro Industries, Inc.	608,444	20,930,474

5

	Espey Manufacturing & Electronics Corp.	3,800	134,710
*	Esterline Technologies Corp.	811,893	35,439,129
* #	Evergreen Solar, Inc.	131,503	927,096
	Federal Signal Corp.	499,815	8,546,837
*	First Aviation Services, Inc.	9,000	37,800
*	First Consulting Group, Inc.	130,918	700,411
* #	Flow International Corp.	34,100	297,693
*	Flowserve Corp.	1,760,940	65,401,312
*	Foster (L.B.) Co. Class A	162,400	2,208,478
*	Foster Wheeler, Ltd.	46,355	1,246,950
*	Frontier Airlines, Inc.	1,140,255	12,371,767
*	Frozen Food Express Industries, Inc.	454,747	4,865,793
*	FTI Consulting, Inc.	236,500	5,888,850
* #	FuelCell Energy, Inc.	126,171	1,437,088
	G & K Services, Inc. Class A	9,100	391,027
*	Gardner Denver Machinery, Inc.	18,700	782,034
	GATX Corp.	1,494,300	60,563,979
*	Gehl Co.	254,457	7,717,681
*	Genesee & Wyoming, Inc.	160,636	4,701,816
* #	GP Strategies Corp.	296,365	2,498,357
	Graham Corp.	15,391	587,782
	Hardinge, Inc.	148,600	2,237,024
*	Hawaiian Holdings, Inc.	498,455	1,844,284
*	Hawk Corp.	23,709	278,107
	Heico Corp.	301,500	7,251,075
	Heico Corp. Class A	24,451	452,344
*	Herley Industries, Inc.	464,065	9,708,250
*	Hexcel Corp.	599,250	11,655,413
*	Hudson Technologies, Inc.	49,500	76,725
	Hughes Supply, Inc.	66,346	2,099,851
	IKON Office Solutions, Inc.	2,316,000	23,368,440
*	Industrial Distribution Group, Inc.	308,575	2,826,547
*	Innotrac Corp.	112,300	955,673
*	Insituform Technologies, Inc. Class A	135,318	2,801,083
* #	Integrated Electrical Services, Inc.	1,097,600	3,215,968
	International Aluminum Corp.	55,800	1,936,260
*	International Shipholding Corp.	80,650	1,289,594
	Interpool, Inc.	603,214	11,515,355
*	JPS Industries, Inc.	43,200	200,880
*	Kadant, Inc.	476,760	9,296,820
	Kaman Corp. Class A	713,954	17,127,756
*	Kansas City Southern	2,224,200	44,728,662
	Kelly Services, Inc. Class A	348,184	10,177,418
*	Key Technology, Inc.	19,200	243,264
*	K-Tron International, Inc.	6,300	202,419
*	Ladish Co., Inc.	299,510	5,394,175
*	Lancer Corp.	108,400	2,059,600
	Lawson Products, Inc.	11,558	449,606
*	LMI Aerospace, Inc.	13,600	124,440
	LSI Industries, Inc.	293,104	4,496,215
*	Lydall, Inc.	511,600	4,486,732
*	Lynch Corp.	6,200	72,230
*	Mac-Gray Corp.	324,700	3,941,858
*	Magnetek, Inc.	943,300	3,046,859
*	MAIR Holdings, Inc.	623,508	5,549,221
*	Marten Transport, Ltd.	200	4,920
*	Mastec, Inc.	1,072,900	12,391,995
*	Maxco, Inc.	38,500	197,890
* #	MCSi, Inc.	27,200	137
* #	Meadow Valley Corp.	20,714	194,297
* #	Medialink Worldwide, Inc.	63,000	186,480
	Mercury Air Group, Inc.	31,950	107,033
*	Merrimac Industries, Inc.	35,170	324,267
* #	Mesa Air Group, Inc.	338,780	2,676,362
*	MFRI, Inc.	59,900	443,260
* #	Midwest Air Group, Inc.	611,502	1,473,720
*	Milacron, Inc.	1,148,968	2,194,529
*	Misonix, Inc.	111,485	886,306
*	Mobile Mini, Inc.	113,521	4,758,800
* #	Modtech Holdings, Inc.	462,114	4,186,753
*	Moore Handley, Inc.	2,000	9,800
	Mueller Industries, Inc.	1,077,166	28,232,521
	NACCO Industries, Inc. Class A	117,800	12,834,310
*	Nashua Corp.	116,000	794,600
* #	National Patent Development Corp.	235,265	611,689

6

*	National Technical Systems, Inc.	128,684	680,738
*	NCI Building Systems, Inc.	555,498	20,942,275
*	NCO Group, Inc.	1,100,283	23,083,948
*	NES Rentals Holdings, Inc.	448	4,592
*	New Horizons Worldwide, Inc.	112,075	248,246
*	North America Galvanizing & Coatings, Inc.	73,400	172,490
*	Omega Flex, Inc.	13,000	207,090
*	On Assignment, Inc.	612,067	4,241,624
*	Orbital Sciences Corp.	539,000	6,457,220
	Outlook Group Corp.	59,300	603,674
*	Patrick Industries, Inc.	96,250	867,213
*	Peerless Manufacturing Co.	20,100	327,630
*	PHH Corp.	201,100	6,081,264
*	Pico Holdings, Inc.	249,135	7,663,393
*	Power-One, Inc.	24,696	119,529
*	PPT Vision, Inc.	22,250	25,588
	Preformed Line Products Co.	14,300	619,905
*	PRG-Schultz International, Inc.	556,949	1,821,223
*	Protection One, Inc.	61	872
	Providence & Worcester Railroad Co.	47,100	641,031
*	Quanta Services, Inc.	4,112,850	49,354,200
*	RailAmerica, Inc.	1,306,538	15,077,449
*	RCM Technologies, Inc.	234,100	1,404,600
* #	Refac	11,357	72,458
	Regal-Beloit Corp.	957,983	31,967,893
*	RemedyTemp, Inc.	184,200	1,597,014
*	Riviera Tool Co.	16,500	15,345
	Robbins & Myers, Inc.	502,000	11,008,860
*	Rush Enterprises, Inc. Class A	249,131	3,983,605
*	Rush Enterprises, Inc. Class B	105,400	1,672,698
*	Schuff International, Inc.	106,600	660,920
*	SCS Transportation, Inc.	523,532	8,402,689
*	Secom General Corp.	11,500	18,113
*	Sequa Corp. Class A	94,900	6,500,650
*	Sequa Corp. Class B	28,900	1,994,100
*	Servotronics, Inc.	400	1,820
*	Shaw Group, Inc.	2,099,398	44,297,298
*	Sholodge, Inc.	71,600	286,400
*	SIFCO Industries, Inc.	74,715	285,411
*	Sitel Corp.	1,086,900	3,206,355
	Skywest, Inc.	711,308	16,865,113
	Smith (A.O.) Corp.	748,800	21,071,232
	Smith (A.O.) Corp. Convertible Class A	70,050	1,971,207
*	Smithway Motor Xpress Corp. Class A	73,800	511,434
*	SOURCECORP, Inc.	491,436	10,069,524
*	SPACEHAB, Inc.	120,247	163,536
*	Sparton Corp.	126,528	1,309,565
*	Spherion Corp.	2,116,389	15,597,787
	Standard Register Co.	524,449	8,228,605
	Starrett (L.S.) Co. Class A	64,600	1,071,714
*	Strategic Distribution, Inc.	65,178	717,610
	Supreme Industries, Inc.	56,610	505,527
	Sypris Solutions, Inc.	550,611	6,607,332
*	TB Wood’s Corp.	92,900	617,785
*	TeamStaff, Inc.	86,000	116,100
	Tecumseh Products Co. Class A	454,070	12,082,803
	Tecumseh Products Co. Class B	15,600	400,140
	Titan International, Inc.	147,300	2,012,118
	Todd Shipyards Corp.	81,650	1,523,589
*	Trailer Bridge, Inc.	111,200	967,440
*	Transport Corporation of America, Inc.	20,000	139,000
*	Transtechnology Corp.	97,300	684,506
*	TRC Companies, Inc.	130,800	1,962,000
	Tredegar Industries, Inc.	1,339,086	16,631,448
	Trinity Industries, Inc.	1,482,100	55,475,003
*	Triumph Group, Inc.	556,817	21,866,204
	Twin Disc, Inc.	37,400	1,346,400
*	U.S. Xpress Enterprises, Inc. Class A	163,490	2,153,163
*	United Rentals, Inc.	1,947,000	35,143,350
*	URS Corp.	1,438,567	54,205,205
* #	Valence Technology, Inc.	4,800	13,248
*	Valpey Fisher Corp.	10,350	38,606
	Viad Corp.	106,700	3,101,769
*	Volt Information Sciences, Inc.	402,800	9,143,560
*	Washington Group International, Inc.	194,206	10,261,845

7

	Waste Industries USA, Inc.	238,100	3,090,538
*	Water Pik Technologies, Inc.	106,545	2,098,937
	Werner Enterprises, Inc.	5,683	101,442
*	Westaff, Inc.	192,900	761,955
* #	Western Power & Equipment Corp.	4,091	7,425
*	Willis Lease Finance Corp.	132,900	1,222,680
*	Wolverine Tube, Inc.	495,200	3,481,256
*	Xanser Corp.	259,400	622,560
Total Industrials
(Cost $1,085,919,802)			1,455,915,330

Financials — (13.2%)
	1st Source Corp.	387,896	9,243,562
	21st Century Insurance Group	159,758	2,372,406
	ABC Bancorp	21,736	403,203
*	ACE Cash Express, Inc.	13,837	305,521
	Advanta Corp. Class A	281,453	7,545,755
	Advanta Corp. Class B Non-Voting	446,413	12,879,015
*	Aether Holdings, Inc.	1,430,032	5,162,416
	Alfa Corp.	20,925	319,106
	Ameriana Bancorp	26,030	368,324
* #	American Business Financial Services, Inc.	43,184	1,296
*	American Physicians Capital, Inc.	301,208	13,316,406
	American Physicians Services Group, Inc.	36,300	464,640
*	AmeriServe Financial, Inc.	424,173	2,120,865
*	Arch Capital Group, Ltd.	28,900	1,255,705
*	Argonaut Group, Inc.	920,764	22,936,231
*	ASB Financial Corp.	10,800	216,000
*	Atlantic American Corp.	42,900	122,265
	Baldwin & Lyons, Inc. Class B	317,825	8,247,559
*	Bancinsurance Corp.	76,470	351,762
	BankUnited Financial Corp. Class A	200,358	4,728,449
	Banner Corp.	359,912	10,009,153
	Bay View Capital Corp.	221,276	3,465,182
	Beverly Hills Bancorp, Inc.	194,442	2,028,030
*	BNS Holding, Inc. Class A	46,855	316,271
	Brookline Bancorp, Inc.	407,582	6,293,066
	California First National Bancorp	77,600	999,488
	Camco Financial Corp.	19,083	267,544
	Cash America International, Inc.	100,200	2,101,194
*	Ceres Group, Inc.	794,000	4,938,680
	CFS Bancorp, Inc.	333,167	4,591,041
	Chemical Financial Corp.	24,322	793,384
	Citizens South Banking Corp.	2,500	30,875
*	Citizens, Inc.	114,442	823,982
	Clark, Inc.	644,028	10,471,895
*	CNA Surety Corp.	497,095	6,213,687
	Commercial Federal Corp.	1,338,598	45,391,858
	Community Bank System, Inc.	584,700	13,816,461
	Community West Bancshares	9,600	118,080
* #	CompuCredit Corp.	596,897	24,986,108
*	Consumer Portfolio Services, Inc.	26,000	127,608
	Cooperative Bankshares, Inc.	28,500	534,945
*	Credit Acceptance Corp.	518,130	7,163,147
*	Danielson Holding Corp.	7,783	99,000
	Delphi Financial Group, Inc. Class A	949,363	44,714,997
	Donegal Group, Inc. Class A	127,974	2,912,688
	Donegal Group, Inc. Class B	47,264	912,195
	EFC Bancorp, Inc.	5,300	182,267
	EMC Insurance Group, Inc.	150,700	2,712,600
*	Epoch Holding Corp.	108,700	496,759
*	EZCORP, Inc. Class A Non-Voting	237,900	3,884,907
	FBL Financial Group, Inc. Class A	771,175	23,112,115
	Fidelity Southern Corp.	58,000	980,200
*	Firebrand Financial Group, Inc.	86,400	7,344
*	First Bank of Delaware	71,503	221,659
	First Citizens BancShares, Inc.	10,300	1,699,500
	First Defiance Financial Corp.	128,500	3,708,510
	First Federal Bancshares of Arkansas, Inc.	112,100	2,595,115
	First Indiana Corp.	149,279	5,029,210
*	First Investors Financial Services Group, Inc.	120,900	560,371
	First Keystone Financial, Inc.	37,300	743,389
	First Merchants Corp.	101,717	2,644,642
	First Niagara Financial Group, Inc.	250,797	3,553,793
	First Place Financial Corp.	408,904	8,676,943

8

	Flagstar Bancorp, Inc.	404,700	6,981,075
	FNB Corp./North Carolina	700	14,679
	FNB Financial Services Corp.	21,718	369,640
*	FPIC Insurance Group, Inc.	354,773	12,413,507
	Great American Financial Resources, Inc.	221,500	4,407,850
	Guaranty Federal Bancshares, Inc.	15,200	381,216
	Harleysville Group, Inc.	949,288	21,529,852
	HF Financial Corp.	54,615	980,339
	HMN Financial, Inc.	74,300	2,385,030
	Horace Mann Educators Corp.	1,510,408	29,573,789
	Independence Holding Co.	104,148	1,859,042
	Infinity Property & Casualty Corp.	484,837	15,766,899
	Instinet Group, Inc.	440,262	2,201,310
	Investors Title Co.	18,200	719,082
	Irwin Financial Corp.	503,642	10,576,482
*	ITLA Capital Corp.	147,000	7,901,250
	KNBT Bancorp, Inc.	5,224	87,502
*	Knight Capital Group, Inc.	1,388,619	11,692,172
*	LaBranche & Co., Inc.	1,352,040	11,600,503
	LandAmerica Financial Group, Inc.	639,612	37,813,861
	LSB Corp.	3,500	58,975
	MAF Bancorp, Inc.	322,397	13,840,503
	MASSBANK Corp.	63,149	2,188,113
*	Matrix Bancorp, Inc.	5,000	65,000
	MCG Capital Corp.	576,917	10,511,428
*	Meadowbrook Insurance Group, Inc.	642,564	3,437,717
	Medallion Financial Corp.	452,157	4,869,731
	Merchants Group, Inc.	23,900	638,130
	Meta Financial Group, Inc.	32,400	593,895
*	Metris Companies, Inc.	1,928,900	28,200,518
	MFB Corp.	17,700	461,970
	MicroFinancial, Inc.	125,000	510,000
	Midland Co.	56,400	1,782,804
*	National Western Life Insurance Co. Class A	24,300	4,786,614
*	Navigators Group, Inc.	194,999	7,226,663
	NetBank, Inc.	302,082	2,616,030
*	Newtek Business Services, Inc.	136,657	327,703
	North Central Bancshares, Inc.	39,900	1,500,240
	Northeast Bancorp	21,200	450,500
	Northrim BanCorp, Inc.	1	15
	NYMAGIC, Inc.	125,100	3,050,650
*	Ocwen Financial Corp.	1,562,130	10,731,833
	Ohio Casualty Corp.	1,932,614	48,817,830
*	Pacific Premier Bancorp, Inc.	29,840	367,927
	Parkvale Financial Corp.	40,825	1,150,244
	PAULA Financial	90,600	178,482
*	Penn Treaty American Corp.	198,500	1,985,000
	Pinnacle Bancshares, Inc.	10,400	150,800
*	Piper Jaffray Companies, Inc.	574,061	17,503,120
*	PMA Capital Corp. Class A	857,606	7,546,933
	Pocahontas Bancorp, Inc.	69,800	921,360
*	Premier Financial Bancorp, Inc.	1,100	14,190
	Presidential Life Corp.	975,612	17,161,015
	Provident Financial Holdings, Inc.	53,800	1,579,030
	Provident Financial Services, Inc.	225,800	4,014,724
*	Republic First Bancorp, Inc.	74,113	956,058
*	Rewards Network, Inc.	10,500	66,465
	Riverview Bancorp, Inc.	56,600	1,245,200
	RLI Corp.	286,779	13,220,512
*	RTW, Inc.	117,650	1,205,912
*	SCPIE Holdings, Inc.	150,800	2,120,248
	Selective Insurance Group, Inc.	958,402	45,370,751
	Simmons First National Corp. Class A	165,425	4,590,544
	Sound Federal Bancorp, Inc.	62,045	1,026,224
*	Standard Management Corp.	134,600	274,584
	State Auto Financial Corp.	2,801	85,346
	State Financial Services Corp. Class A	18,241	710,669
	Stewart Information Services Corp.	603,500	29,010,245
*	Stifel Financial Corp.	65,029	1,667,994
*	Stratus Properties, Inc.	94,450	1,708,034
*	Sun Bancorp, Inc.	116,056	2,495,204
	Susquehanna Bancshares, Inc.	445,842	11,235,218
	SWS Group, Inc.	267,400	4,355,946
	TF Financial Corp.	36,200	1,009,618
*	The Banc Corp.	49,304	526,074

9

	The Phoenix Companies, Inc.	3,096,600	37,128,234
	TierOne Corp.	43,474	1,226,836
	Timberland Bancorp, Inc.	56,400	1,328,220
* #	Trenwick Group, Ltd.	199,776	350
*	Triad Guaranty, Inc.	279,286	11,794,248
	UICI	910,300	28,091,858
	UMB Financial Corp.	689,319	45,391,656
	Umpqua Holdings Corp.	325,967	7,937,296
*	Unico American Corp.	72,700	654,300
*	United America Indemnity, Ltd.	262,676	4,715,034
	United Community Financial Corp.	845,876	9,397,682
	United Fire & Casualty Co.	80,156	3,303,229
	Unizan Financial Corp.	18,431	484,735
*	Vesta Insurance Group, Inc.	1,154,600	2,424,660
	Wesbanco, Inc.	25,086	764,872
	Westbank Corp.	1,143	18,894
	Willow Grove Bancorp, Inc.	86,185	1,314,321
*	Wilshire Enterprises, Inc.	108,203	873,739
	Ziegler Companies, Inc.	8,200	149,650
Total Financials
(Cost $749,584,507)			1,005,665,796

Information Technology — (12.7%)
*	3Com Corp.	120,245	408,833
*	Actel Corp.	556,463	7,656,931
*	ActivCard Corp.	363,190	1,725,153
*	Adaptec, Inc.	1,614,961	5,361,671
*	Adept Technology, Inc.	18,620	154,546
*	Advanced Digital Information Corp.	388,620	3,470,377
*	Advanced Power Technology, Inc.	245,688	1,808,264
*	Aehr Test Systems	89,200	260,910
*	Aeroflex, Inc.	174,898	1,624,802
*	Aetrium, Inc.	72,548	221,271
*	Agile Software Corp.	1,131,781	7,515,026
	Agilysys, Inc.	945,734	16,975,925
*	Airspan Networks, Inc.	68,000	317,560
*	Akamai Technologies, Inc.	325,418	4,503,785
	Allen Organ Co. Class B	5,000	313,750
*	Alliance Semiconductor Corp.	1,173,702	3,145,521
*	Allied Motion Technologies, Inc.	45,300	187,089
*	Alpha Technologies Group, Inc.	82,112	2,340
	American Software, Inc. Class A	269,536	1,536,355
*	American Technical Ceramics Corp.	84,800	907,360
*	Amistar Corp.	42,300	171,738
*	Amtech Systems, Inc.	6,000	31,020
*	Anadigics, Inc.	969,846	2,531,298
*	Analex Corp.	35,300	108,018
* #	Analysts International Corp.	564,081	2,064,536
*	Analytical Surveys, Inc.	830	1,220
*	Anaren, Inc.	624,089	8,624,910
*	AnswerThink, Inc.	141,628	577,842
*	APA Enterprises, Inc.	157,400	192,028
*	Applied Films Corp.	415,244	9,396,972
*	Applied Innovation, Inc.	51,000	214,200
*	Applied Micro Circuits Corp.	3,558,019	9,784,552
*	Apropos Technology, Inc.	482,239	1,253,821
*	Ariba, Inc.	385,194	2,288,052
*	Arris Group, Inc.	1,019,831	10,698,027
*	Art Technology Group, Inc.	203,713	205,750
* #	Aspen Technology, Inc.	343,227	1,723,000
*	Astea International, Inc.	13,200	92,928
	Astro-Med, Inc.	31,540	381,003
*	Atari, Inc.	8,867	11,261
*	Atmel Corp.	12,088	24,901
* #	Avanex Corp.	403,000	338,520
*	Avici Systems, Inc.	427,256	1,901,289
*	Avid Technology, Inc.	3,561	133,003
* #	Aware, Inc.	559,924	3,510,723
*	Axcelis Technologies, Inc.	38,259	225,728
*	AXT, Inc.	465,578	591,284
*	BearingPoint, Inc.	102,500	838,450
	Belden CDT, Inc.	1,246,227	26,731,569
*	Bell Industries, Inc.	161,863	333,438
*	Bell Microproducts, Inc.	928,006	9,400,701
*	Benchmark Electronics, Inc.	100,700	2,931,377

10

	Black Box Corp.	472,685	20,311,274
*	Blonder Tongue Laboratories, Inc.	22,600	50,624
	Bogen Communications International, Inc.	44,700	222,383
* #	Bookham, Inc.	276,971	1,159,124
*	Borland Software Corp.	92,136	562,951
*	Brooktrout, Inc.	31,535	403,648
*	CalAmp Corp.	418,300	3,467,707
*	Canterbury Consulting Group, Inc.	842	126
*	Captaris, Inc.	986,252	3,678,720
*	Carrier Access Corp.	131,778	784,079
*	C-COR, Inc.	183,029	1,370,887
	Celeritek, Inc.	384,872	110,651
* #	CellStar Corp.	401,169	443,292
*	Centillium Communications, Inc.	102,929	292,318
*	Checkpoint Systems, Inc.	196,700	4,297,895
*	Chyron Corp.	1,200	528
*	Ciber, Inc.	1,975,600	15,488,704
*	Ciena Corp.	1,277,200	2,873,700
*	Ciprico, Inc.	70,900	287,145
*	Cirrus Logic, Inc.	233,091	1,841,419
*	Clarus Corp.	391,100	3,001,693
*	Cognitronics Corp.	7,700	22,330
*	Coherent, Inc.	1,024,276	32,561,734
*	Comarco, Inc.	109,000	857,830
* #	Commerce One, Inc.	55,600	6,533
	Communications Systems, Inc.	17,300	178,709
*	Computer Horizons Corp.	670,269	2,466,590
*	Computer Task Group, Inc.	158,300	615,787
*	Conexant Systems, Inc.	383,556	659,716
*	Cosine Communications, Inc.	313,826	852,038
*	Cray, Inc.	400	444
*	Credence Systems Corp.	1,683,247	14,930,401
*	Crossroads Systems, Inc.	22,000	25,300
*	CSP, Inc.	20,460	145,675
	CTS Corp.	1,294,700	16,106,068
*	Data I/O Corp.	86,400	202,090
*	Data Systems & Software, Inc.	91,400	137,100
*	Datalink Corp.	197,400	738,276
	Dataram Corp.	28,010	180,384
*	Delphax Technologies, Inc.	70,700	188,062
*	Digimarc Corp.	111,584	738,686
* #	Digital Angel Corp.	350,050	1,158,666
*	Ditech Communications Corp.	104,750	770,960
*	Dot Hill Systems Corp.	294,627	1,723,568
*	E.piphany, Inc.	1,774,604	7,417,845
*	EasyLink Services Corp.	640	442
*	Echelon Corp.	238,261	2,020,453
*	Edgewater Technology, Inc.	255,288	1,391,320
*	Electro Scientific Industries, Inc.	164,472	3,647,989
*	Electroglas, Inc.	485,533	1,835,315
*	Electronics for Imaging, Inc.	512,622	10,149,916
*	eLoyalty Corp.	48,708	311,244
*	EMCORE Corp.	148,231	763,390
*	EMS Technologies, Inc.	364,801	5,917,072
*	En Pointe Technologies, Inc.	39,500	103,885
*	ePlus, Inc.	246,952	3,210,376
*	ESS Technology, Inc.	339,643	1,297,436
*	Evans & Sutherland Computer Corp.	181,900	961,342
* #	Exar Corp.	1,477,022	23,056,313
* #	FalconStor Software, Inc.	47,700	298,602
*	Forgent Networks, Inc.	362,164	532,381
	Frequency Electronics, Inc.	97,600	1,164,368
*	FSI International, Inc.	815,211	3,260,844
*	Gateway, Inc.	1,105,100	3,359,504
*	Genesis Microchip, Inc.	372,635	9,796,574
*	Gerber Scientific, Inc.	702,100	4,844,490
*	Giga-Tronics, Inc.	28,800	129,600
*	Glenayre Technologies, Inc.	996,900	3,927,786
*	Globecomm Systems, Inc.	162,400	1,036,762
*	Globix Corp.	243,100	595,595
* #	Glowpoint, Inc.	155,001	158,101
*	GTSI Corp.	305,930	2,117,036
*	Halifax Corp.	24,000	85,920
* #	HEI, Inc.	800	2,680
*	HI/FN, Inc.	223,613	1,542,930

11

*	HomeStore, Inc.	49,000	186,200
*	Hutchinson Technology, Inc.	184,728	4,876,819
*	Hypercom Corp.	1,549,600	9,839,960
* #	Ibis Technology Corp.	62,940	115,810
*	Identix, Inc.	136,448	672,689
*	iGATE Capital Corp.	570,208	2,149,684
*	I-many, Inc.	397,000	615,350
	Imation Corp.	696,200	29,316,982
*	InFocus Corp.	1,345,188	4,802,321
	Inforte Corp.	377,828	1,567,986
*	Innovex, Inc.	378,923	1,693,786
*	InsWeb Corp.	23,166	81,081
*	Integrated Device Technology, Inc.	379,271	4,058,200
*	Integrated Silicon Solution, Inc.	847,177	7,505,988
* #	Intelligent Systems Corp.	52,375	151,364
*	Intelligroup, Inc.	70,900	141,446
*	Interland, Inc.	513,039	1,308,249
*	Internet Commerce Corp.	50,000	111,005
*	Interwoven, Inc.	562,942	4,503,536
*	Intest Corp.	2,000	6,880
*	IntriCon Corp.	76,500	362,610
* #	Intrusion, Inc.	23,600	69,620
*	Iomega Corp.	1,703,200	5,433,208
* #	IPIX Corp.	7,500	29,475
*	iVillage, Inc.	36,000	231,120
*	Jaco Electronics, Inc.	105,869	417,124
*	JDA Software Group, Inc.	970,586	13,733,792
*	Keane, Inc.	413,000	4,749,500
*	Kemet Corp.	3,036,184	24,653,814
*	Key Tronic Corp.	151,900	759,500
*	Keynote Systems, Inc.	288,000	3,778,560
*	Lantronix, Inc.	139,900	186,067
*	Lattice Semiconductor Corp.	1,300,620	5,774,753
*	LeCroy Corp.	24,687	365,614
* #	Level 8 Systems, Inc.	5,966	131
	Liberate Technologies, Inc.	662,100	134,075
*	Lightbridge, Inc.	605,634	4,572,537
* #	LightPath Technologies, Inc.	31,300	80,128
*	Logic Devices, Inc.	92,700	118,656
*	LogicVision, Inc.	157,400	398,222
*	LTX Corp.	1,700	7,242
*	Management Network Group, Inc.	235,915	528,450
*	Manugistic Group, Inc.	646,622	1,228,582
*	Mapinfo Corp.	43,995	498,023
*	Maxtor Corp.	285,700	1,388,502
*	McDATA Corp.	1,555,750	8,369,935
* #	MDI, Inc.	187,300	254,728
*	MedQuist, Inc.	471,073	6,147,503
*	Merix Corp.	424,781	2,608,155
*	MetaSolv, Inc.	586,637	1,759,911
	Methode Electronics, Inc.	29,583	364,463
*	Micro Linear Corp.	189,300	904,854
*	Microtune, Inc.	145,600	892,528
*	MKS Instruments, Inc.	892,053	15,842,861
*	MPS Group, Inc.	3,658,800	40,466,328
*	MRV Communications, Inc.	703,900	1,499,307
* #	MSC.Software Corp.	949,639	13,214,227
* #	MTI Technology Corp.	300	510
*	MTM Technologies, Inc.	6,200	21,576
* #	Nanometrics, Inc.	419,649	5,006,413
*	Neoforma, Inc.	293,384	2,206,248
*	NeoMagic Corp.	22,840	52,760
*	Net2Phone, Inc.	789,432	1,381,506
*	NetIQ Corp.	1,879,353	22,044,811
*	NetManage, Inc.	83,916	438,042
*	NetRatings, Inc.	408,565	5,352,202
*	NetScout Systems, Inc.	188,187	972,927
*	Network Engines, Inc.	18,400	27,416
*	Network Equipment Technologies, Inc.	779,184	3,864,753
*	Newport Corp.	1,377,313	18,373,355
*	NMS Communications Corp.	193,500	638,550
*	Nu Horizons Electronics Corp.	574,717	3,505,774
* #	NumereX Corp. Class A	77,800	420,120
*	NYFIX, Inc.	488,627	3,171,189
*	O.I. Corp.	51,900	578,685

12

*	Omtool, Ltd.	52,514	472,101
*	Opent Technologies, Inc.	76,560	591,043
*	Oplink Communications, Inc.	158,500	250,430
*	OPTi, Inc.	168,800	278,520
*	Optical Cable Corp.	61,795	432,565
*	Optical Communication Products, Inc.	8,172	14,464
*	OSI Systems, Inc.	568,407	9,475,345
*	Overland Storage, Inc.	138,153	1,160,485
*	OYO Geospace Corp.	145,838	2,843,841
* #	PalmSource, Inc.	174,824	1,734,254
*	Paradyne Networks Corp.	11,000	31,350
	Park Electrochemical Corp.	129,150	3,118,973
*	Parlex Corp.	165,300	1,099,245
*	Paxar Corp.	290,950	5,472,770
*	PC Connection, Inc.	592,599	3,294,850
*	PC-Tel, Inc.	631,299	5,504,927
*	Peerless Systems Corp.	120,900	655,278
*	Pegasus Solutions, Inc.	724,541	7,100,502
*	Pegasystems, Inc.	148,460	915,998
*	Pemstar, Inc.	690,171	731,581
*	Perceptron, Inc.	273,066	1,701,201
*	Performance Technologies, Inc.	41,155	275,327
*	Pericom Semiconductor Corp.	733,111	6,458,708
*	Pervasive Software, Inc.	112,359	511,233
*	Phoenix Technologies, Ltd.	129,396	966,588
*	Photronics, Inc.	132,322	2,748,328
*	Planar Systems, Inc.	308,199	2,363,886
*	PLATO Learning, Inc.	337,813	2,398,472
*	Plexus Corp.	597,091	10,198,314
*	Polycom, Inc.	700	12,467
*	PowerCerv Corp.	20,666	14,156
*	Powerwave Technologies, Inc.	927,783	9,723,166
	Printronix, Inc.	90,000	1,505,700
#	Procom Technology, Inc.	3,200	2,304
*	Quantum Corp.	1,099,500	3,155,565
*	QuickLogic Corp.	428,717	1,526,233
*	Quovadx, Inc.	501,945	1,425,524
*	RadiSys Corp.	146,882	2,742,287
*	Raindance Communications, Inc.	67,025	154,828
*	Register.com, Inc.	77,555	590,969
*	Reliability, Inc.	3,600	594
*	Relm Wireless Corp.	59,254	189,613
*	REMEC, Inc.	457,503	2,745,018
*	Reptron Electronics, Inc.	2,856	1,185
	Richardson Electronics, Ltd.	49,717	387,793
*	Riverstone Networks, Inc.	9,900	5,693
* #	Robotic Vision Systems, Inc.	14,000	392
*	Rofin-Sinar Technologies, Inc.	10,956	396,059
*	Rudolph Technologies, Inc.	71,165	1,043,991
*	S1 Corp.	122,855	522,134
*	Safeguard Scientifics, Inc.	1,008,300	1,633,446
*	SafeNet, Inc.	737,828	23,610,496
* #	SatCon Technology Corp.	97,500	195,000
*	SBS Technologies, Inc.	422,289	4,079,312
*	ScanSoft, Inc.	572,066	2,820,285
*	SCM Microsystems, Inc.	353,070	963,881
*	Seachange International, Inc.	51,149	313,032
*	SEEC, Inc.	2,200	748
*	Segue Software, Inc.	67,200	426,720
*	Selectica, Inc.	930,002	2,957,406
*	Sigmatron International, Inc.	16,800	171,360
* #	Silicon Graphics, Inc.	1,681,500	1,345,200
*	Silicon Storage Technology, Inc.	175,980	855,263
*	SimpleTech, Inc.	579,849	2,760,081
*	Sipex Corp.	502,253	944,236
*	Skyworks Solutions, Inc.	1,243,922	9,379,172
*	Somera Communications, Inc.	93,400	87,796
*	Sonic Foundry, Inc.	22,800	26,357
*	SonicWALL, Inc.	1,695,932	10,124,714
*	Spectrum Control, Inc.	173,800	1,233,980
* #	SR Telecom, Inc.	11,987	4,464
*	Standard Microsystems Corp.	308,969	8,048,642
*	SteelCloud, Inc.	5,900	13,688
*	Stellent, Inc.	829,644	6,695,227
*	Stratos International, Inc.	274,103	1,510,308

13

*	SumTotal Systems, Inc.	16,297	66,492
	Sunrise Telecom, Inc.	191,400	437,158
*	Suntron Corp.	92,475	125,766
*	Sycamore Networks, Inc.	1,903,751	7,120,029
*	Sykes Enterprises, Inc.	895,550	9,537,608
*	Taitron Components, Inc.	6,500	11,830
*	Technical Communications Corp.	6,300	20,475
	Technitrol, Inc.	724,322	10,625,804
*	Technology Solutions Corp.	11,500	3,910
*	TechTeam Global, Inc.	226,500	2,790,480
*	Tegal Corp.	49,000	34,300
*	Telular Corp.	10,550	39,563
*	Terayon Communication Systems, Inc.	120,600	399,186
*	TheStreet.com, Inc.	259,000	1,113,700
*	Three-Five Systems, Inc.	5,198	1,403
*	Tier Technologies, Inc. Class B	611,998	5,324,383
*	TII Network Technologies, Inc.	98,200	150,246
*	Tollgrade Communications, Inc.	288,143	3,169,573
*	Transcat, Inc.	60,000	254,400
	Trans-Lux Corp.	2,746	17,437
*	Transmeta Corp.	9,791	17,624
*	Triquint Semiconductor, Inc.	1,283,889	4,955,812
*	TTM Technologies, Inc.	116,658	902,933
*	Tumbleweed Communications Corp.	37,100	122,430
*	Tut Systems, Inc.	21,189	67,805
* #	Verilink Corp.	119,978	133,176
*	Verity, Inc.	776,495	7,780,480
*	Verso Technologies, Inc.	5,249	1,575
*	Vicon Industries, Inc.	71,500	200,200
*	Viewpoint Corp.	1,400	2,058
*	Vignette Corp.	146,379	2,223,497
*	Visual Networks, Inc.	26,900	36,315
* #	Vitech America, Inc.	700	1
*	Vitesse Semiconductor, Inc.	10,900	23,871
* #	Vyyo, Inc.	81,414	385,902
*	WatchGuard Technologies, Inc.	1,098,802	4,834,729
*	Webb Interactive Services, Inc.	1,300	273
*	webMethods, Inc.	9,100	61,971
*	White Electronics Designs Corp.	270,125	1,404,650
	Wireless Telecom Group, Inc.	49,400	142,272
	Woodhead Industries, Inc.	114,344	1,517,345
* #	Zhone Technologies, Inc.	284,390	753,634
*	Zomax, Inc.	1,040,946	3,435,122
*	Zones, Inc.	172,800	653,184
*	Zoran Corp.	1,093,504	17,233,623
*	Zygo Corp.	526,536	6,502,720
Total Information Technology
(Cost $948,198,643)			963,634,241

Materials — (9.9%)
*	AK Steel Holding Corp.	1,669,116	13,186,016
*	Aleris International, Inc.	472,539	11,194,449
*	American Pacific Corp.	104,300	653,961
	Arch Chemicals, Inc.	391,337	9,689,504
	Atlantis Plastics, Inc.	47,200	466,336
*	Badger Paper Mills, Inc.	10,400	37,752
	Bairnco Corp.	114,700	1,337,402
*	Brush Engineered Materials, Inc.	542,400	8,710,944
*	Buckeye Technologies, Inc.	1,324,977	11,606,799
	Calgon Carbon Corp.	1,026,800	8,163,060
*	Caraustar Industries, Inc.	950,028	11,029,825
	Carpenter Technology Corp.	809,962	45,114,883
*	Castle (A.M.) & Co.	217,730	3,309,496
*	Century Aluminum Co.	1,100	26,620
*	Chaparral Steel Co.	797,757	17,805,936
	Chemtura Corp.	9,559	164,032
	Chesapeake Corp.	694,206	13,537,017
*	Coeur d’Alene Mines Corp.	207,124	756,003
	Commercial Metals Co.	1,123,432	33,624,320
*	Continental Materials Corp.	4,600	142,600
	CPAC, Inc.	82,200	390,450
*	Detrex Corp.	12,800	52,544
*	Devcon International Corp.	52,300	562,225
*	Eden Bioscience Corp.	1,219	1,065
*	Environmental Technologies Corp.	35,800	16

14

	Friedman Industries, Inc.	40	274
	Fuller (H.B.) Co.	560,200	18,380,162
	Gibraltar Industries, Inc.	503,951	10,794,630
	Glatfelter (P.H.) Co.	1,509,800	20,699,358
*	Graphic Packaging Corp.	422,000	1,388,380
*	ICO, Inc.	264,200	705,414
*	Impreso, Inc.	6,500	12,154
*	Kaiser Aluminum Corp.	665	40
*	Keystone Consolidated Industries, Inc.	18,342	367
*	Lesco, Inc.	205,900	3,037,025
	Longview Fibre Co.	1,691,340	34,165,068
*	Material Sciences Corp.	408,367	6,211,262
*	Maxxam, Inc.	105,500	3,376,000
*	Metals USA, Inc.	349,405	6,883,279
	Minerals Technologies, Inc.	480,000	29,256,000
	Myers Industries, Inc.	993,071	12,214,773
*	NewMarket Corp.	523,702	8,682,979
	Niagara Corp.	132,200	1,427,760
	NN, Inc.	65,342	799,133
*	Northwest Pipe Co.	91,800	2,611,710
* #	Olympic Steel, Inc.	304,300	5,051,380
*	OM Group, Inc.	931,800	18,151,464
*	OMNOVA Solutions, Inc.	167,979	789,501
*	Oregon Steel Mills, Inc.	554,300	12,460,664
	Penford Corp.	79,800	1,157,100
*	PolyOne Corp.	598,706	4,065,214
	Pope & Talbot, Inc.	485,000	5,432,000
	Potlatch Corp.	403,200	21,772,800
	Quaker Chemical Corp.	267,550	4,746,337
	Reliance Steel & Aluminum Co.	1,052,898	50,539,104
	Roanoke Electric Steel Corp.	140,900	2,658,783
	Rock of Ages Corp.	87,600	483,552
	Rock-Tenn Co. Class A	1,186,423	18,081,087
*	RTI International Metals, Inc.	454,050	15,746,454
#	Ryerson Tull, Inc.	859,139	17,646,715
	Schnitzer Steel Industries, Inc. Class A	341,474	9,766,156
	Schulman (A.), Inc.	1,033,791	18,825,334
	Schweitzer-Maudoit International, Inc.	362,500	8,344,750
	Sensient Technologies Corp.	751,200	14,100,024
*	Southwall Technologies, Inc.	131,500	120,980
	Spartech Corp.	762,700	14,605,705
	Steel Dynamics, Inc.	706,181	22,265,887
	Steel Technologies, Inc.	443,088	10,372,690
	Stepan Co.	129,000	3,366,900
*	Stillwater Mining Co.	1,731,980	13,907,799
	Summa Industries, Inc.	41,800	306,812
*	Synalloy Corp.	88,350	971,850
*	Terra Industries, Inc.	2,932,400	21,406,520
	Texas Industries, Inc.	797,757	47,713,846
*	U.S. Concrete, Inc.	713,247	5,263,763
*	Universal Stainless & Alloy Products, Inc.	118,900	1,854,840
	Valhi, Inc.	19,452	341,188
	Vulcan International Corp.	11,200	632,800
	Wausau-Mosinee Paper Corp.	1,468,299	17,472,758
*	Webco Industries, Inc.	9,390	631,478
	Wellman, Inc.	864,400	6,007,580
*	WHX Corp.	1,413	21
*	Williams Industries, Inc.	3,400	13,382
	Worthington Industries, Inc.	7,300	132,130
Total Materials
(Cost $585,956,612)			749,416,371

Energy — (8.5%)
	Adams Resources & Energy, Inc.	6,700	148,539
*	Atlas America, Inc.	49	2,269
*	Bolt Technology Corp.	13,700	109,737
* #	BPZ Energy, Inc.	4,188	22,615
*	Callon Petroleum Co.	620,400	11,464,992
	Castle Energy Corp.	201,400	3,454,010
*	Cimarex Energy Co.	1,068,385	45,662,775
*	Giant Industries, Inc.	422,700	20,817,975
*	Gulfmark Offshore, Inc.	453,461	13,508,603
*	Hanover Compressor Co.	3,068,515	46,395,947
*	Harvest Natural Resources, Inc.	137,000	1,396,030
* #	Horizon Offshore, Inc.	667,752	470,765

15

*	Houston Exploration Co.	686,942	40,460,884
* #	Input/Output, Inc.	770,600	6,657,984
	Lufkin Industries, Inc.	111,200	5,130,768
	Maritrans, Inc.	106,621	3,126,128
*	Matrix Service Co.	217,267	1,638,193
*	Meridian Resource Corp.	1,181,600	4,100,152
*	Mitcham Industries, Inc.	110,083	1,017,167
*	Newpark Resources, Inc.	215,000	1,911,350
*	Offshore Logistics, Inc.	820,400	29,706,684
	Overseas Shipholding Group, Inc.	302,675	18,508,576
*	Parker Drilling Co.	2,311,599	18,654,604
*	Petrohawk Energy Corp.	363,739	4,255,746
	Resource America, Inc.	133,745	2,479,632
*	SEACOR Holdings, Inc.	800,133	57,209,509
*	Spinnaker Exploration Co.	1,198,366	53,890,519
*	Stone Energy Corp.	872,211	45,695,134
*	Swift Energy Corp.	798,905	36,693,707
*	T-3 Energy Services, Inc.	880	12,760
	Tesoro Petroleum Corp.	854,100	49,366,980
* #	Torch Offshore, Inc.	73,600	5,336
*	TransMontaigne, Inc.	1,390,724	13,170,156
*	U.S. Energy Corp. Wyoming	25,700	97,403
*	Universal Compression Holdings, Inc.	1,097,184	45,203,981
	USEC, Inc.	3,000,302	35,313,555
*	Veritas DGC, Inc.	843,000	27,110,880
*	Whiting Petroleum Corp.	9,400	407,208
Total Energy
(Cost $338,279,351)			645,279,253

Health Care — (5.0%)
*	Accelrys, Inc.	832,759	4,505,226
*	Air Methods Corp.	285,615	2,898,992
*	Albany Molecular Research, Inc.	393,920	6,570,586
*	Allied Healthcare International, Inc.	421,304	2,207,633
*	Allied Healthcare Products, Inc.	124,200	644,598
*	Almost Family, Inc.	4,126	64,819
	Alpharma, Inc. Class A	1,447,100	38,521,802
	American Shared Hospital Services	30,900	178,911
	Analogic Corp.	158,990	7,925,651
*	Angeion Corp.	315	808
*	Aradigm Corp.	3,301	3,334
*	Arena Pharmaceuticals, Inc.	836,872	7,004,619
	Argonaut Technologies, Inc.	5,249	1,535
*	Arqule, Inc.	620,585	4,741,269
	Atrion Corp.	32,004	2,097,542
*	ATS Medical, Inc.	69,338	239,909
*	Avigen, Inc.	666,089	1,818,423
*	Beverly Enterprises, Inc.	1,274,000	15,988,700
*	Bioanalytical Systems, Inc.	17,100	102,258
*	BioScrip, Inc.	778,069	4,917,396
*	Biosource International, Inc.	116,000	1,452,320
*	Bioveris Corp.	36,100	199,994
*	Bruker BioSciences Corp.	182,593	796,105
*	Caliper Life Sciences, Inc.	865,775	5,679,484
	Cambrex Corp.	871,083	16,567,999
*	Capital Senior Living Corp.	793,099	6,503,412
*	Caprius, Inc.	72	187
*	Cardiac Sciences, Inc.	92,644	102,835
* #	Cardiotech International, Inc.	41,591	74,448
*	CareCentric, Inc.	29,400	51,450
* #	Cell Genesys, Inc.	83,150	493,911
*	Compex Technologies, Inc.	313,787	1,179,839
*	Conmed Corp.	535,916	15,680,902
* #	Corautus Genetics, Inc.	642	2,998
*	Criticare Systems, Inc.	91,000	465,010
*	Cross Country Healthcare, Inc.	661,016	12,823,710
*	CuraGen Corp.	1,271,936	5,558,360
* #	Curative Health Services, Inc.	462,318	1,044,839
*	Curis, Inc.	20	91
* #	CytRx Corp.	2,800	2,352
*	Del Global Technologies Corp.	69,517	196,386
* #	Dendreon Corp.	4,200	24,360
*	Discovery Partners International, Inc.	713,296	2,104,223
*	Dyax Corp.	216,796	1,175,034
*	Emisphere Technologies, Inc.	145,227	464,726

16

*	Encore Medical Corp.	337,932	1,868,764
*	Endologix, Inc.	104,200	499,118
*	Fischer Imaging Corp.	39,500	39,500
*	Five Star Quality Care, Inc.	360,975	2,703,703
*	Genaissance Pharmaceuticals, Inc.	92,050	130,711
*	Gene Logic, Inc.	1,051,748	5,321,845
*	Genesis HealthCare Corp.	447,004	17,924,860
*	Greatbatch, Inc.	258,900	6,472,500
* #	GTC Biotherapeutics, Inc.	379,069	651,999
*	Guilford Pharmaceuticals, Inc.	315,391	1,166,947
*	Hanger Orthopedic Group, Inc.	730,600	5,852,106
*	Harvard Bioscience, Inc.	500,115	1,455,335
*	HealthTronics Surgical Services, Inc.	91,842	1,023,120
*	HMS Holdings Corp.	334,014	2,364,819
	Hooper Holmes, Inc.	2,088,000	8,811,360
*	ImmunoGen, Inc.	303,998	1,930,387
*	Incyte Corp.	450,578	3,316,254
*	Innovative Clinical Solutions, Ltd.	4,226	15
* #	Insmed, Inc.	36,825	36,825
* #	IntegraMed America, Inc.	73,320	917,966
*	Iridex Corp.	89,000	718,230
*	Kendle International, Inc.	251,760	6,092,592
	Kewaunee Scientific Corp.	31,100	275,857
*	Kindred Healthcare, Inc.	1,113,281	34,066,399
* #	Lipid Sciences, Inc.	86,802	315,959
*	Maxim Pharmaceuticals, Inc.	180,666	242,092
*	Maxygen, Inc.	213,939	1,901,918
*	MedCath Corp.	318,605	7,904,590
*	Medical Staffing Network Holdings, Inc.	406,200	2,347,836
*	Microtek Medical Holdings, Inc.	821,879	2,876,576
*	Molecular Devices Corp.	163,892	3,418,787
*	Nanogen, Inc.	392,526	1,326,738
	National Home Health Care Corp.	53,533	614,024
	National Research Corp.	43,153	701,236
*	Neose Technologies, Inc.	19,521	49,193
*	Neurogen Corp.	138,797	929,940
*	New Brunswick Scientific Co., Inc.	103,193	586,126
*	NMT Medical, Inc.	121,550	1,202,130
*	North American Scientific, Inc.	137,561	323,268
	NWH, Inc.	56,100	791,010
* #	OCA, Inc.	1,663,800	2,162,940
*	Orthologic Corp.	377,815	1,594,379
* #	Oscient Pharmaceutical Corp.	38,618	88,821
*	Osteotech, Inc.	248,369	1,385,899
*	Parexel International Corp.	1,726	33,450
*	PDI, Inc.	20,304	284,662
*	Pediatric Services of America, Inc.	244,950	3,331,320
* #	Pharmacopia Drug Discovery, Inc.	150,545	552,500
*	PRAECIS Pharmaceuticals, Inc.	706,641	416,918
*	Quidel Corp.	24,750	201,465
*	Radiologix, Inc.	255,792	1,035,958
*	Res-Care, Inc.	528,510	7,954,076
*	Rochester Medical Corp.	16,900	153,790
*	Rural/Metro Corp.	134,500	1,340,965
*	Sangamo BioSciences, Inc.	7,700	32,725
*	Sequenom, Inc.	665,451	499,088
*	Serologicals Corp.	25,116	597,510
*	Sonic Innovations, Inc.	196,066	986,212
	Span-American Medical System, Inc.	24,000	268,800
*	SRI/Surgical Express, Inc.	86,600	599,272
*	Strategic Diagnostics, Inc.	9,550	35,908
*	SunLink Health Systems, Inc.	65,400	563,748
* #	Sunrise Senior Living, Inc.	670,200	39,803,178
*	Synovis Life Technologies, Inc.	139,428	1,296,680
*	Theragenics Corp.	1,059,300	3,283,830
*	Third Wave Technologies, Inc.	18,876	97,023
* #	Titan Pharmaceuticals, Inc.	304,298	578,166
*	Transgenomic, Inc.	1,247	1,322
* #	Trestle Holdings, Inc.	5,240	4,140
*	Tripos, Inc.	7,200	30,672
*	United American Healthcare Corp.	17,950	47,568
* #	Urologix, Inc.	45,500	202,475
*	Viasys Healthcare, Inc.	81,900	2,205,567
*	Vical, Inc.	479,118	2,280,602
*	Virologic, Inc.	784,915	1,915,193

17

*	Zoll Medical Corp.	106,663	2,844,702
*	ZymeTx, Inc.	1,100	54
Total Health Care
(Cost $305,402,633)			380,963,199

Consumer Staples — (4.2%)
	Alliance One International, Inc.	2,861,807	11,447,228
#	American Italian Pasta Co.	597,800	6,593,734
#	Cal-Maine Foods, Inc.	217,369	1,491,151
*	Carrington Laboratories, Inc.	121,900	397,394
	Casey’s General Stores, Inc.	588,552	11,918,178
	Chiquita Brands International, Inc.	1,334,573	33,631,240
	Corn Products International, Inc.	625,500	14,086,260
*	Cruzan International, Inc.	86,020	2,412,861
*	Foodarama Supermarkets, Inc.	12,900	432,150
*	Fresh Brands, Inc.	2,900	20,503
	Golden Enterprises, Inc.	17,200	80,840
* #	Great Atlantic & Pacific Tea Co., Inc.	940,100	23,859,738
*	Griffin Land & Nurseries, Inc. Class A	25,000	604,750
*	Hain Celestial Group, Inc.	990,244	18,685,904
	Imperial Sugar Co. (New)	243,452	3,391,286
	Ingles Market, Inc. Class A	371,422	5,552,759
*	Katy Industries, Inc.	133,000	373,730
	Longs Drug Stores Corp.	1,216,500	51,579,600
*	M&F Worldwide Corp.	582,676	8,623,605
	Marsh Supermarkets, Inc. Class A	36,900	428,224
	Marsh Supermarkets, Inc. Class B	59,400	703,771
	MGP Ingredients, Inc.	273,336	2,454,557
*	Monterey Pasta Co.	472,200	1,884,078
	Nash Finch Co.	374,343	15,722,406
*	Natrol, Inc.	122,500	306,250
*	Natural Alternatives International, Inc.	81,500	656,075
	Northland Cranberries, Inc.	500	172
	Oil-Dri Corp. of America	47,700	853,830
*	Omega Protein Corp.	655,100	5,050,821
*	Pathmark Stores, Inc.	912,490	9,854,892
*	Performance Food Group Co.	641,283	19,860,535
*	PriceSmart, Inc.	368,674	3,170,596
	Pyramid Breweries, Inc.	110,100	244,312
* #	Redhook Ale Brewery, Inc.	126,500	388,355
*	San Filippo (John B.) & Son, Inc.	156,110	2,825,591
*	Scheid Vineyards, Inc.	34,100	212,102
	Scope Industries	8,100	567,000
	Seaboard Corp.	17,984	23,091,456
*	Seneca Foods Corp. Class B	10,500	183,750
*	Smart & Final Food, Inc.	275,600	3,469,804
	Stephan Co.	51,500	229,175
	Tasty Baking Co.	241,200	2,064,672
	Universal Corp.	614,528	25,576,655
*	Weider Nutrition International, Inc.	166,500	745,920
	Weis Markets, Inc.	26,400	995,808
* #	Winn-Dixie Stores, Inc.	1,578,500	1,369,349
Total Consumer Staples
(Cost $249,660,064)			318,093,067

Telecommunication Services — (1.0%)
#	Alaska Communications Systems Group, Inc.	215,700	2,336,031
*	Boston Communications Group, Inc.	316,211	594,477
*	Cincinnati Bell, Inc.	123,800	536,054
*	Cogent Communications Group, Inc.	257	1,177
	CT Communications, Inc.	438,820	5,046,430
	D&E Communications, Inc.	279,150	2,808,249
*	GoAmerica, Inc.	559	2,834
	Hector Communications Corp.	10,600	277,296
*	IDT Corp.	705,222	9,189,043
*	IDT Corp. Class B	1,959,700	25,926,831
*	LCC International, Inc. Class A	405,039	915,388
* #	Metro One Telecommunications, Inc.	403,619	274,865
*	Price Communications Corp.	1,105,701	18,465,207
	SureWest Communications	153,458	4,227,768
*	TALK America Holdings, Inc.	347,247	3,184,255
*	Teleglobe International Holdings, Ltd.	123,809	533,617
*	Time Warner Telecom, Inc.	487,436	3,753,257
*	Xeta Corp.	30,500	71,675
Total Telecommunication Services
(Cost $83,326,957)			78,144,454

18

Utilities — (0.4%)
	Black Hills Corp.	3	125
	Delta Natural Gas Co., Inc.	27,300	768,495
*	Dynegy, Inc.	65,900	287,324
	Empire District Electric Co.	12,400	294,500
	Florida Public Utilities Co.	2,700	44,145
	Maine & Maritimes Corp.	400	8,932
	South Jersey Industries, Inc.	894,482	26,351,440
	Southwest Gas Corp.	1,700	46,614
Total Utilities
(Cost $16,858,156)			27,801,575

Other — (0.0%)
*	Big 4 Ranch, Inc.	73,300	0
*	Bush Industries, Inc. Escrow Shares	1,800	42
*	Celebrity, Inc. Escrow Shares	26,325	0
*	ePresence, Inc. Escrow Shares	312,600	40,638
*	Hoenig Group Escrow Shares	104,700	0
* #	Imperial Sugar Co. (Old)	282,800	0
*	Intelligent Security Networks, Inc.	624	125
*	Noel Group, Inc.	95,400	1,431
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
*	StorageNetworks, Inc. Escrow Shares	362,800	9,832
*	Wireless WebConnect!, Inc.	1,400	12
Total Other
(Cost $870,706)			58,236

TOTAL COMMON STOCKS
(Cost $5,869,286,559)			7,365,177,205

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	257	0
*	American Banknote Corp. Warrants Series 2 10/01/07	257	0
* #	Angeion Corp. Warrants 10/31/20	315	0
*	CSF Holding, Inc. Litigation Rights	40,500	0
*	Del Global Technologies Corp. Warrants 03/28/08	19,927	31,883
* #	Foster Wheelers, Ltd. Warrants 09/24/07	835,600	1,085,444
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	1
*	Miltope Group, Inc. Contigent Value Rights	53,600	0
* #	Trump Entertainment Resorts, Inc. Warrants 05/23/06	29,395	0
*	Virologic, Inc. Contingent Value Rights	700,116	199,533
TOTAL RIGHTS/WARRANTS
(Cost $252,042)			1,316,861

	Face
	Amount
	(000)

BONDS — (0.0%)
* Del Global Technologies Corp. Subordinated Promissory Note
6.000%, 03/28/07	$40	0
* Timco Aviation Services, Inc. Jr. Subordinated Note
8.000%, 01/02/07	6	0
TOTAL BONDS
(Cost $0)		0

TEMPORARY CASH INVESTMENTS — (3.0%)
Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $198,271,000 U.S. Treasury Notes 3.875%, 07/15/10 & 3.875%, 02/15/13, valued at $196,746,897) to be repurchased at $192,905,056 (Cost $192,886,089)	192,886	192,886,089

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $31,677,000 FHLMC Note 4.00%, 09/22/09, valued at $31,874,981) to be repurchased at $31,405,948 (Cost $31,403,000)	31,403	31,403,000

19

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $224,289,089)	224,289,089

TOTAL INVESTMENTS - (100.0%) (Cost $6,093,827,690)††	$7,590,783,155

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $6,096,374,275.

20

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (94.4%)
Information Technology — (19.4%)
*	24/7 Real Media, Inc.	3,180	$17,490
*	3Com Corp.	59,794	203,300
* #	8X8, Inc.	19,200	36,480
*	Acacia Research-Acacia Technologies	20,960	108,992
* #	Access Integrated Technologies, Inc.	31,000	413,850
* #	ACE*COMM Corp.	7,500	18,510
*	Actel Corp.	67,935	934,786
*	ActivCard Corp.	113,543	539,329
*	Actuate Corp.	163,700	384,695
*	Adaptec, Inc.	290,300	963,796
*	ADDvantage Technologies Group, Inc.	4,200	15,687
*	ADE Corp.	15,400	336,028
*	Adept Technology, Inc.	1,400	11,620
*	Advanced Digital Information Corp.	170,200	1,519,886
*	Advanced Energy Industries, Inc.	88,064	1,049,723
* #	Advanced Photonix, Inc.	9,000	27,630
*	Advanced Power Technology, Inc.	26,695	196,475
*	Advent Software, Inc.	87,885	2,422,111
*	Aehr Test Systems	7,100	20,768
*	Aeroflex, Inc.	201,450	1,871,471
*	Aetrium, Inc.	26,035	79,407
*	Agile Software Corp.	143,371	951,983
	Agilysys, Inc.	83,888	1,505,790
*	Airspan Networks, Inc.	108,600	507,162
*	Akamai Technologies, Inc.	69,355	959,873
	Allen Organ Co. Class B	800	50,200
*	Alliance Semiconductor Corp.	95,400	255,672
*	Allied Motion Technologies, Inc.	2,900	11,977
*	Alpha Technologies Group, Inc.	7,100	202
*	Altiris, Inc.	73,200	955,260
	American Software, Inc. Class A	54,205	308,969
*	American Technical Ceramics Corp.	8,100	86,670
*	Amistar Corp.	1,600	6,496
* #	Amkor Technology, Inc.	477,169	2,433,562
*	Ampex Corp. Class A	5,925	190,370
*	Amtech Systems, Inc.	1,900	9,823
*	Anadigics, Inc.	89,300	233,073
*	Analex Corp.	37,500	114,750
* #	Analysts International Corp.	62,486	228,699
*	Analytical Surveys, Inc.	730	1,073
*	Anaren, Inc.	50,100	692,382
*	Anixter International, Inc.	101,100	3,859,998
*	Ansoft Corp.	32,539	855,450
*	AnswerThink, Inc.	116,025	473,382
*	Ansys, Inc.	85,388	3,223,397
*	Anteon International Corp.	97,700	4,489,315
*	APA Enterprises, Inc.	11,800	14,396
*	Apogee Technology, Inc.	5,400	4,968
*	Applied Films Corp.	39,861	902,054
*	Applied Innovation, Inc.	31,200	131,040
*	Applied Micro Circuits Corp.	480,800	1,322,200
*	Applix, Inc.	26,500	177,285
*	Apropos Technology, Inc.	47,600	123,760
*	aQuantive, Inc.	170,725	3,083,294
* #	Ardent Communications, Inc.	12,900	19
*	Ariba, Inc.	178,521	1,060,415
*	Arris Group, Inc.	280,500	2,942,445
*	Art Technology Group, Inc.	121,085	122,296
* #	Artisoft, Inc.	2,400	2,880
*	ASA International, Ltd.	640	2,048
*	Aspect Communications Corp.	156,883	1,804,155
* #	Aspen Technology, Inc.	92,664	465,173

*	Astea International, Inc.	2,900	20,416
	Astro-Med, Inc.	9,830	118,746
*	Asyst Technologies, Inc.	129,000	620,490
*	Atari, Inc.	327,461	415,875
*	Atmel Corp.	3,400	7,004
*	ATMI, Inc.	100,333	3,093,266
*	August Technology Corp.	44,500	534,890
*	Authentidate Holding Corp.	92,900	287,990
*	autobytel.com, Inc.	91,700	458,500
* #	Avanex Corp.	349,695	293,744
*	Avici Systems, Inc.	34,943	155,496
*	Avid Technology, Inc.	14,816	553,378
*	Avocent Corp.	111,065	3,700,686
*	Aware, Inc.	62,059	389,110
*	Axcelis Technologies, Inc.	269,900	1,592,410
*	Axesstel, Inc.	59,500	188,615
*	AXS-One, Inc.	73,700	114,235
*	AXT, Inc.	38,700	49,149
* #	Bankrate, Inc.	42,657	1,012,677
*	BearingPoint, Inc.	38,400	314,112
	BEI Technologies, Inc.	40,200	1,402,578
	Bel Fuse, Inc. Class A	2,600	67,964
	Bel Fuse, Inc. Class B	22,862	735,471
	Belden CDT, Inc.	127,239	2,729,277
*	Bell Industries, Inc.	8,900	18,334
*	Bell Microproducts, Inc.	78,231	792,480
*	Benchmark Electronics, Inc.	111,600	3,248,676
*	BindView Development Corp.	129,000	421,830
*	Bitstream, Inc.	8,400	26,087
	Black Box Corp.	45,300	1,946,541
*	Blonder Tongue Laboratories, Inc.	9,800	21,952
*	Blue Coat Systems, Inc.	32,886	1,297,024
	Bogen Communications International, Inc.	12,500	62,188
* #	Bookham, Inc.	56,497	236,440
*	Borland Software Corp.	213,600	1,305,096
*	Bottomline Technologies, Inc.	57,906	890,594
*	Brightpoint, Inc.	52,600	1,507,516
* #	BroadVision, Inc.	86,077	72,305
*	Brocade Communications Systems, Inc.	115,424	460,542
*	Brooks Automation, Inc.	121,539	1,725,854
*	Brooktrout, Inc.	34,407	440,410
* #	Cabot Microelectronics Corp.	66,700	1,988,327
*	CalAmp Corp.	61,328	508,409
*	California Micro Devices Corp.	57,600	414,144
*	Callidus Software, Inc.	32,000	112,000
*	CAM Commerce Solutions, Inc.	3,000	50,400
*	Canterbury Consulting Group, Inc.	1,571	236
*	Captaris, Inc.	80,828	301,488
*	Captiva Software Corp.	33,580	637,348
*	Carreker Corp.	65,559	417,611
*	Carrier Access Corp.	88,789	528,295
*	Catalyst Semiconductor, Inc.	47,440	229,135
*	Catapult Communications Corp.	38,891	619,145
*	CCC Information Services Group, Inc.	57,848	1,482,066
*	C-COR, Inc.	128,900	965,461
	Celeritek, Inc.	28,400	8,165
* #	CellStar Corp.	29,818	32,949
*	Centillium Communications, Inc.	104,189	295,897
*	Centra Software, Inc.	71,644	139,706
* #	Cenuco, Inc.	37,100	107,590
*	CEVA, Inc.	46,226	240,375
*	CGI Holding Corp.	23,000	49,220
*	Checkpoint Systems, Inc.	103,600	2,263,660
*	Cherokee International Corp.	26,142	105,875
*	Chordiant Software, Inc.	173,200	426,072
* #	Chyron Corp.	23,000	10,120
*	Ciber, Inc.	166,512	1,305,454
*	Ciena Corp.	120,200	270,450
*	Ciprico, Inc.	5,500	22,275
*	Cirrus Logic, Inc.	231,118	1,825,832
*	Clarus Corp.	33,800	259,415
*	ClearOne Communications, Inc.	11,000	37,950
*	CMGI, Inc.	125,400	211,926
*	CNET Networks, Inc.	332,324	4,446,495
	Cognex Corp.	124,600	3,706,850

*	Cognitronics Corp.	4,250	12,325
*	Coherent, Inc.	83,178	2,644,229
	Cohu, Inc.	58,398	1,426,079
*	Comarco, Inc.	10,400	81,848
* #	Commerce One, Inc.	45,000	5,288
*	CommScope, Inc.	147,200	2,752,640
	Communications Systems, Inc.	8,400	86,772
*	Competitive Technologies, Inc.	6,100	29,585
*	Computer Horizons Corp.	79,018	290,786
*	Computer Task Group, Inc.	37,600	146,264
*	Comtech Telecommunications Corp.	58,700	2,060,370
*	Concur Technologies, Inc.	87,803	1,040,466
*	Concurrent Computer Corp.	151,900	264,306
*	Conexant Systems, Inc.	226,933	390,325
* #	Convera Corp.	104,774	1,051,931
*	Corillian Corp.	109,483	355,822
*	Cosine Communications, Inc.	23,321	63,317
*	Covansys Corp.	100,506	1,608,096
* #	C-Phone Corp.	8,900	69
*	Cray, Inc.	229,248	254,465
*	Credence Systems Corp.	263,598	2,338,114
* #	Critical Path, Inc.	16,400	9,102
*	Crossroads Systems, Inc.	42,369	48,724
*	CSG Systems International, Inc.	137,732	2,808,355
*	CSP, Inc.	4,700	33,464
	CTS Corp.	99,259	1,234,782
*	Cyberguard Corp.	82,885	687,946
*	Cyberoptics Corp.	23,911	329,015
*	Cybersource Corp.	89,800	614,232
*	Cymer, Inc.	99,886	3,346,181
*	Cypress Semiconductor Corp.	261,300	4,084,119
	Daktronics, Inc.	50,903	1,113,249
*	Data I/O Corp.	7,600	17,776
*	Data Systems & Software, Inc.	7,300	10,950
*	Datalink Corp.	14,900	55,726
	Dataram Corp.	22,500	144,900
*	Datastream Systems, Inc.	20,100	144,218
*	DataTRAK International, Inc.	5,200	74,464
*	Datawatch Corp.	4,132	15,495
*	Delphax Technologies, Inc.	6,100	16,226
*	Digi International, Inc.	60,926	646,425
*	Digimarc Corp.	43,365	287,076
* #	Digital Angel Corp.	118,600	392,566
*	Digital Insight Corp.	95,902	2,593,190
*	Digital Lightwave, Inc.	378	96
*	Digital River, Inc.	92,400	3,509,352
*	Digital Theater Systems, Inc.	46,749	856,909
*	Digitas, Inc.	240,556	2,819,316
*	Diodes, Inc.	12,150	440,438
*	Display Technologies, Inc.	200	1
*	Ditech Communications Corp.	89,455	658,389
*	DocuCorp International, Inc.	29,353	198,720
*	Document Sciences Corp.	14,200	101,530
*	Dot Hill Systems Corp.	116,260	680,121
*	DPAC Technologies Corp.	1,261	145
*	DSP Group, Inc.	76,600	1,951,002
*	Dynamics Research Corp.	16,098	247,909
*	E.piphany, Inc.	203,147	849,154
*	EarthLink, Inc.	376,897	3,678,515
*	EasyLink Services Corp.	7,969	5,499
*	Echelon Corp.	109,106	925,219
*	eCollege.com, Inc.	58,575	735,116
* #	EDGAR Online, Inc.	67,284	158,117
*	Edgewater Technology, Inc.	18,369	100,111
*	EFJ, Inc.	50,000	427,500
*	eFunds Corp.	128,506	2,505,867
*	Electro Scientific Industries, Inc.	77,093	1,709,923
*	Electroglas, Inc.	59,300	224,154
*	Electronics for Imaging, Inc.	146,000	2,890,800
*	eLoyalty Corp.	8,300	53,037
*	Embarcadero Technologies, Inc.	63,250	375,073
*	EMCORE Corp.	128,042	659,416
*	EMS Technologies, Inc.	30,174	489,422
*	Emulex Corp.	216,100	4,656,955
*	En Pointe Technologies, Inc.	6,500	17,095

* #	Endwave Corp.	28,700	890,274
*	Entegris, Inc.	358,431	3,752,773
*	Enterrasys Networks, Inc.	378,100	431,034
*	Entrust, Inc.	167,300	998,781
*	Epicor Software Corp.	143,055	1,908,354
*	EPIQ Systems, Inc.	48,277	886,366
*	ePlus, Inc.	22,490	292,370
*	Equinix, Inc.	63,420	2,471,477
*	ESS Technology, Inc.	105,900	404,538
*	Euronet Worldwide, Inc.	94,636	2,651,701
*	Evans & Sutherland Computer Corp.	10,400	54,964
*	Evolving Systems, Inc.	12,600	23,688
*	Exar Corp.	115,608	1,804,641
*	Excel Technology, Inc.	31,372	780,849
*	Extended Systems, Inc.	11,100	48,840
*	Extreme Networks, Inc.	321,921	1,390,699
*	Ezenia! Inc.	200	478
*	F5 Networks, Inc.	41,518	1,714,278
	Factset Research Systems, Inc.	120,200	4,207,000
*	FalconStor Software, Inc.	128,405	803,815
*	Fargo Electronics	33,400	607,880
*	Faro Technologies, Inc.	38,360	792,518
*	FEI Co.	90,450	1,893,119
*	Filenet Corp.	110,580	2,938,111
*	Finisar Corp.	359,156	323,240
*	Firstwave Technologies, Inc.	2,600	4,706
*	Forgent Networks, Inc.	64,800	95,256
*	FormFactor, Inc.	105,856	2,876,108
*	Forrester Research, Inc.	56,765	1,185,821
*	Foundry Networks, Inc.	264,819	3,098,382
	Frequency Electronics, Inc.	9,700	115,721
*	FSI International, Inc.	81,000	324,000
*	Gartner Group, Inc.	343,900	3,865,436
*	Gateway, Inc.	638,713	1,941,688
*	Genesis Microchip, Inc.	90,362	2,375,617
*	Gerber Scientific, Inc.	58,000	400,200
	Gevity HR, Inc.	74,910	1,670,493
*	Giga-Tronics, Inc.	4,600	20,700
*	Glenayre Technologies, Inc.	180,677	711,867
* #	Global e-Point, Inc.	3,008	14,138
*	Global Imaging Systems, Inc.	62,256	2,057,561
*	Globecomm Systems, Inc.	16,500	105,336
*	Globix Corp.	20,900	51,205
*	Glowpoint, Inc.	58,350	59,517
*	GoRemote Internet Communications, Inc.	74,000	122,100
*	GTSI Corp.	23,520	162,758
*	Halifax Corp.	1,000	3,580
*	Harmonic, Inc.	197,346	1,164,341
*	Hauppauge Digital, Inc.	10,300	35,947
* #	HEI, Inc.	22,450	75,208
	Helix Technology Corp.	67,924	1,063,690
*	HI/FN, Inc.	34,900	240,810
*	HomeStore, Inc.	327,545	1,244,671
*	Hutchinson Technology, Inc.	67,400	1,779,360
*	Hypercom Corp.	142,000	901,700
* #	HyperFeed Technologies, Inc.	1,450	2,538
*	Hyperion Solutions Corp.	48,824	2,117,497
*	I.D. Systems, Inc.	20,740	362,120
*	Ibis Technology Corp.	27,800	51,152
* #	iCAD, Inc.	3,600	10,188
*	Identix, Inc.	253,512	1,249,814
*	iGATE Capital Corp.	134,823	508,283
* #	ImageWare Systems, Inc.	32,700	81,423
*	I-many, Inc.	47,700	73,935
	Imation Corp.	90,800	3,823,588
*	Immersion Corp.	64,900	366,036
*	Indus International, Inc.	35,100	84,240
* #	Infocrossing, Inc.	52,491	465,070
*	InFocus Corp.	104,989	374,811
*	Informatica Corp.	234,500	2,677,990
*	Information Architects Corp.	1,080	32
	Inforte Corp.	29,100	120,765
*	InfoSpace, Inc.	86,146	2,150,204
	infoUSA, Inc.	138,305	1,486,779
*	Innodata Isogen, Inc.	61,300	165,510

*	Innovex, Inc.	51,800	231,546
*	InPlay Technologies, Inc.	10,500	16,380
*	Insightful Corp.	6,300	19,530
*	InsWeb Corp.	1,633	5,716
	Integral Systems, Inc.	9,200	211,140
* #	Integral Vision, Inc.	2,200	4,400
*	Integrated Circuit Systems, Inc.	89,408	1,882,932
*	Integrated Device Technology, Inc.	280,413	3,000,419
*	Integrated Silicon Solution, Inc.	98,694	874,429
* #	Intelli-Check, Inc.	29,000	120,930
*	Intelligent Systems Corp.	4,500	13,005
*	Intelligroup, Inc.	31,400	62,643
* #	Intellisync Corp.	173,202	703,200
*	Interactive Intelligence, Inc.	43,041	258,676
*	Interdigital Communications Corp.	144,300	2,565,654
*	Intergraph Corp.	87,400	3,566,794
*	Interland, Inc.	43,110	109,931
*	Interlink Electronics, Inc.	37,000	283,790
*	Intermix Media, Inc.	83,200	987,584
*	International Microcomputer Software, Inc.	5,100	6,324
*	Internet Commerce Corp.	4,000	8,880
*	Internet Security Systems, Inc.	131,851	2,995,655
*	Interphase Corp.	9,200	43,700
	Inter-Tel, Inc.	72,000	1,594,800
*	Intervideo, Inc.	37,408	374,454
*	Intervoice, Inc.	102,818	963,405
*	Interwoven, Inc.	107,307	858,456
*	Intest Corp.	12,700	43,688
*	Intevac, Inc.	55,036	719,321
*	Intrado, Inc.	47,610	714,150
*	IntriCon Corp.	4,750	22,515
* #	Intrusion, Inc.	4,050	11,948
*	Iomega Corp.	139,395	444,670
*	iPass, Inc.	77,300	431,334
* #	IPIX Corp.	4,350	17,096
*	I-Sector Corp.	10,400	49,400
*	Island Pacific, Inc.	73,700	8,844
*	Iteris, Inc.	20,320	66,040
*	Itron, Inc.	62,800	2,905,756
*	iVillage, Inc.	194,822	1,250,757
*	Ixia	167,247	3,003,756
*	IXYS Corp.	90,524	938,734
*	j2 Global Communications, Inc.	65,732	2,466,922
*	Jaco Electronics, Inc.	5,659	22,298
*	JDA Software Group, Inc.	78,512	1,110,945
*	JMAR Industries, Inc.	23,700	34,128
*	Jupitermedia Corp.	88,969	1,485,782
*	Keane, Inc.	167,764	1,929,286
	Keithley Instruments, Inc.	38,400	554,880
*	Kemet Corp.	225,023	1,827,187
*	Key Tronic Corp.	8,600	43,000
*	Keynote Systems, Inc.	18,600	244,032
*	Kintera, Inc.	44,311	131,161
* #	Knova Software, Inc.	290	1,088
*	Komag, Inc.	78,209	2,609,052
*	Kopin Corp.	190,091	1,229,889
*	Kronos, Inc.	83,355	3,611,772
*	Kulicke & Soffa Industries, Inc.	139,834	1,169,012
	Landauer, Inc.	23,300	1,199,950
*	Lantronix, Inc.	15,000	19,950
* #	LaserCard Corp.	30,524	292,420
*	Lattice Semiconductor Corp.	306,751	1,361,974
* #	Lawson Software, Inc.	265,708	1,721,788
*	LeCroy Corp.	32,413	480,037
* #	Level 8 Systems, Inc.	3,729	82
* #	Lexar Media, Inc.	215,297	1,347,759
	Liberate Technologies, Inc.	106,300	21,526
*	Lightbridge, Inc.	71,176	537,379
*	Lightning Rod Software, Inc.	580	363
*	LightPath Technologies, Inc.	1,850	4,736
*	Lionbridge Technologies, Inc.	130,246	875,253
*	Littlefuse, Inc.	60,500	1,683,110
*	Logic Devices, Inc.	6,700	8,576
*	LogicVision, Inc.	53,741	135,965
*	Logility, Inc.	13,887	86,794

*	LoJack Corp.	45,700	963,813
#	Lowrance Electronics, Inc.	8,692	199,916
*	LTX Corp.	167,000	711,420
*	Macrovision Corp.	131,193	2,427,071
*	Magma Design Automation, Inc.	93,983	831,750
*	MAI Systems Corp.	500	30
*	Management Network Group, Inc.	67,300	150,752
*	Manatron, Inc.	1,102	10,700
*	Manhattan Associates, Inc.	79,194	1,674,161
*	Manugistic Group, Inc.	190,000	361,000
*	Mapinfo Corp.	53,099	601,081
* #	Marchex, Inc. Class B	61,756	906,578
*	MatrixOne, Inc.	134,044	612,581
*	Mattson Technology, Inc.	139,645	1,326,628
	Maximus, Inc.	57,500	2,165,450
*	Maxtor Corp.	683,400	3,321,324
* #	Maxwell Technologies, Inc.	41,779	584,070
*	McDATA Corp.	293,044	1,576,577
* #	MDI, Inc.	14,000	19,040
*	Measurement Specialties, Inc.	12,900	291,153
*	Mechanical Technology, Inc.	32,220	109,870
*	MedQuist, Inc.	64,700	844,335
*	Mentor Graphics Corp.	202,927	1,730,967
*	Merix Corp.	51,513	316,290
	Mesa Laboratories, Inc.	3,319	40,824
*	MetaSolv, Inc.	112,379	337,137
	Methode Electronics, Inc.	96,620	1,190,358
*	Metrologic Instruments, Inc.	58,500	979,875
*	Micrel, Inc.	235,973	2,973,260
*	Micro Linear Corp.	33,816	161,640
*	Micromuse, Inc.	117,493	783,678
*	Micros Systems, Inc.	98,104	4,374,457
*	Microsemi Corp.	166,438	4,009,491
*	MicroStrategy, Inc.	33,400	2,571,800
*	Microtune, Inc.	149,047	913,658
* #	Midway Games, Inc.	234,400	3,518,344
* #	Mindspeed Technologies, Inc.	262,730	472,914
*	MIPS Technologies, Inc.	114,600	718,542
*	MIVA, Inc.	82,900	455,950
*	MKS Instruments, Inc.	145,607	2,585,980
*	Mobility Electronics, Inc.	83,415	913,394
*	Mobius Management Systems, Inc.	22,901	126,185
	Mocon, Inc.	8,500	79,645
*	Moldflow Corp.	29,456	457,746
*	Monolithic System Technology, Inc.	80,160	396,792
*	Motive, Inc.	26,900	172,698
*	MPS Group, Inc.	279,900	3,095,694
*	MRO Software, Inc.	68,322	1,152,592
*	MRV Communications, Inc.	270,781	576,764
*	MSC.Software Corp.	63,900	889,169
*	MSGI Security Solutions, Inc.	942	4,559
* #	MTI Technology Corp.	1,300	2,210
*	MTM Technologies, Inc.	4,900	17,052
	MTS Systems Corp.	53,387	2,200,612
* #	Nanometrics, Inc.	45,794	546,322
* #	Napco Security Systems, Inc.	7,460	91,385
*	Napster, Inc.	1,629	6,614
*	Neoforma, Inc.	52,714	396,409
*	NeoMagic Corp.	62	143
*	NEON Systems, Inc.	11,500	33,350
*	Neoware Systems, Inc.	42,600	466,044
*	Net Perceptions, Inc.	22,600	17,854
*	Net2Phone, Inc.	115,300	201,775
*	NETGEAR, Inc.	85,893	1,904,248
*	Netguru, Inc.	17,000	16,320
*	NetIQ Corp.	141,587	1,660,816
*	NetManage, Inc.	23,452	122,419
*	Netopia, Inc.	43,200	117,936
*	NetRatings, Inc.	109,431	1,433,546
*	NetScout Systems, Inc.	81,050	419,029
*	Network Engines, Inc.	78,500	116,965
*	Network Equipment Technologies, Inc.	64,900	321,904
*	Newport Corp.	116,518	1,554,350
*	NIC, Inc.	186,278	968,646
*	NMS Communications Corp.	142,200	469,260

* #	Novatel Wireless, Inc.	78,402	946,312
*	Nu Horizons Electronics Corp.	43,907	267,833
*	Nuance Communications, Inc.	66,500	369,740
*	NumereX Corp. Class A	10,800	58,320
*	NYFIX, Inc.	81,014	525,781
*	O.I. Corp.	2,700	30,105
* #	OmniVision Technologies, Inc.	150,500	2,206,330
*	Omtool, Ltd.	3,570	32,094
*	ON Semiconductor Corp.	689,060	3,962,095
*	Online Resources Corp.	65,970	632,652
*	ONYX Software Corp.	42,916	167,372
*	Open Solutions, Inc.	52,640	1,188,611
*	Opent Technologies, Inc.	53,011	409,245
*	OpenTV Corp.	39,946	116,642
*	Openwave Systems, Inc.	188,622	3,246,185
*	Oplink Communications, Inc.	53,100	83,898
*	Opsware, Inc.	255,792	1,181,759
*	OPTi, Inc.	11,600	19,140
*	Optical Cable Corp.	15,100	105,700
*	Optical Communication Products, Inc.	77,950	137,972
*	OSI Systems, Inc.	44,100	735,147
*	Overland Storage, Inc.	36,275	304,710
*	OYO Geospace Corp.	10,600	206,700
*	Packeteer, Inc.	87,600	1,035,432
*	Palm, Inc.	126,792	4,333,751
* #	PalmSource, Inc.	41,881	415,460
*	Panavision, Inc.	3,600	14,580
*	PAR Technology Corp.	12,300	307,008
*	Paradyne Networks Corp.	111,455	317,647
*	Parametric Technology Corp.	515,069	3,121,318
	Park Electrochemical Corp.	53,350	1,288,403
* #	Parkervision, Inc.	54,386	275,737
*	Parlex Corp.	13,800	91,770
* #	Path 1 Network Technologies, Inc.	17,600	55,088
*	Paxar Corp.	105,200	1,978,812
*	PC Connection, Inc.	64,450	358,342
*	PC-Tel, Inc.	56,100	489,192
*	PDF Solutions, Inc.	69,893	1,096,621
*	Peerless Systems Corp.	24,300	131,706
*	Pegasus Solutions, Inc.	55,957	548,379
*	Pegasystems, Inc.	92,938	573,427
*	Pemstar, Inc.	73,200	77,592
*	Perceptron, Inc.	22,768	141,845
*	Perficient, Inc.	49,437	345,565
*	Performance Technologies, Inc.	33,200	222,108
*	Pericom Semiconductor Corp.	71,236	627,589
*	Pervasive Software, Inc.	58,239	264,987
*	Pfsweb, Inc.	9	16
*	Phoenix Technologies, Ltd.	64,336	480,590
*	Photon Dynamics, Inc.	44,000	858,000
*	Photronics, Inc.	107,926	2,241,623
*	Pinnacle Data Systems, Inc.	3,200	9,440
*	Pixelworks, Inc.	51,000	375,870
*	Planar Systems, Inc.	39,700	304,499
*	PLATO Learning, Inc.	63,466	450,609
*	Plexus Corp.	116,800	1,994,944
*	Plumtree Software, Inc.	64,243	350,767
*	PLX Technology, Inc.	71,238	673,911
*	PMC-Sierra, Inc.	7,800	66,144
*	Porta Systems Corp.	300	72
*	Portal Software, Inc.	98,020	211,723
*	Power Integrations, Inc.	80,700	1,785,084
*	PowerCerv Corp.	1,755	1,202
*	Powerwave Technologies, Inc.	275,145	2,883,520
*	Presstek, Inc.	94,698	1,177,096
	Printronix, Inc.	6,800	113,764
*	Private Business, Inc.	945	1,503
	Procom Technology, Inc.	600	432
	Programmers Paradise, Inc.	5,200	48,880
*	Progress Software Corp.	103,900	3,185,574
* #	Proxim Corp.	6,726	259
	QAD, Inc.	87,759	724,012
	Quality Systems, Inc.	35,409	2,301,585
*	Qualstar Corp.	5,500	20,763
*	Quantum Corp.	456,700	1,310,729

*	Quest Software, Inc.	263,977	3,579,528
*	QuickLogic Corp.	71,400	254,184
* #	Quokka Sports, Inc.	1,128	8
*	Quovadx, Inc.	62,047	176,213
*	Radiant Systems, Inc.	78,944	932,329
*	RadiSys Corp.	54,962	1,026,141
*	Radyne ComStream, Inc.	9,500	102,410
*	Raindance Communications, Inc.	97,696	225,678
* #	Rambus, Inc.	258,724	2,716,602
*	Ramtron International Corp.	58,000	169,940
*	RealNetworks, Inc.	444,519	2,395,957
*	Redback Networks, Inc.	146,133	1,321,042
*	Register.com, Inc.	44,100	336,042
*	Reliability, Inc.	300	50
*	Relm Wireless Corp.	7,600	24,320
*	REMEC, Inc.	72,645	435,870
	Renaissance Learning, Inc.	80,215	1,346,810
*	Reptron Electronics, Inc.	343	142
* #	Research Frontiers, Inc.	4,700	13,489
*	RF Micro Devices, Inc.	517,055	3,386,710
*	RF Monolithics, Inc.	21,000	133,140
	Richardson Electronics, Ltd.	40,925	319,215
*	Rimage Corp.	9,522	229,861
*	Robotic Vision Systems, Inc.	3,480	97
*	Rofin-Sinar Technologies, Inc.	40,777	1,474,089
*	Rogers Corp.	43,600	1,703,452
*	RSA Security, Inc.	185,144	2,432,792
*	Rudolph Technologies, Inc.	43,700	641,079
*	S1 Corp.	191,706	814,751
*	Saba Software, Inc.	29,577	125,998
*	Safeguard Scientifics, Inc.	208,000	336,960
*	SafeNet, Inc.	67,204	2,150,528
*	Sapient Corp.	334,894	2,407,888
* #	SatCon Technology Corp.	52,200	104,400
*	SBE, Inc.	3,500	8,596
*	SBS Technologies, Inc.	40,530	391,520
*	ScanSoft, Inc.	277,253	1,366,857
*	ScanSource, Inc.	32,800	1,464,848
*	Schmitt Industries, Inc.	2,466	20,517
*	Scientific Learning Corp.	4,400	22,968
*	Scientific Technologies, Inc.	6,700	20,234
*	SCM Microsystems, Inc.	40,063	109,372
*	Seachange International, Inc.	73,000	446,760
*	Secure Computing Corp.	97,000	1,118,410
*	SEEC, Inc.	100	34
*	Segue Software, Inc.	9,500	60,325
*	Selectica, Inc.	78,760	250,457
*	Semitool, Inc.	74,660	602,506
*	Semtech Corp.	192,557	3,148,307
*	Serena Software, Inc.	110,890	2,093,603
*	SI International, Inc.	29,543	927,059
* #	Sigma Designs, Inc.	54,500	536,280
*	Sigmatel, Inc.	88,092	1,704,580
*	Sigmatron International, Inc.	2,200	22,440
* #	Silicon Graphics, Inc.	348,800	279,040
*	Silicon Image, Inc.	203,105	2,098,075
*	Silicon Laboratories, Inc.	80,836	2,508,341
*	Silicon Storage Technology, Inc.	240,400	1,168,344
*	SimpleTech, Inc.	121,215	576,983
*	Sipex Corp.	83,446	156,878
*	Sirenza Microdevices, Inc.	92,540	305,382
*	Skyworks Solutions, Inc.	425,293	3,206,709
*	SM&A	52,600	467,088
*	Smith Micro Software, Inc.	21,400	98,440
*	Somera Communications, Inc.	59,150	55,601
*	Sonic Foundry, Inc.	42,300	48,899
*	Sonic Solutions, Inc.	65,700	1,298,232
*	SonicWALL, Inc.	185,800	1,109,226
*	Sonus Networks, Inc.	311,893	1,469,016
	SpectraLink Corp.	61,200	788,868
*	Spectrum Control, Inc.	13,000	92,300
*	SPSS, Inc.	27,637	602,487
*	SRA International, Inc.	67,200	2,255,904
*	SRS Labs, Inc.	38,555	226,703
	SS&C Technologies, Inc.	59,335	2,165,134

*	Staktek Holdings, Inc.	42,861	141,870
*	Standard Microsystems Corp.	55,317	1,441,008
	StarTek, Inc.	38,000	509,580
*	SteelCloud, Inc.	12,100	28,072
*	Stellent, Inc.	74,400	600,408
*	Stratasys, Inc.	28,200	798,906
*	Stratex Networks, Inc.	190,428	466,549
*	Stratos International, Inc.	34,736	191,395
*	SumTotal Systems, Inc.	45,217	184,485
* #	Sunair Electronics, Inc.	4,000	42,120
	Sunrise Telecom, Inc.	19,500	44,538
*	Suntron Corp.	5,265	7,160
*	Superior Essex, Inc.	45,218	851,907
*	Supertex, Inc.	35,300	1,023,700
*	SupportSoft, Inc.	110,900	536,756
*	Sybase, Inc.	22,753	508,074
*	Sycamore Networks, Inc.	432,488	1,617,505
*	Sykes Enterprises, Inc.	108,107	1,151,340
*	Symmetricom, Inc.	119,867	1,040,446
*	Synaptics, Inc.	68,320	1,127,280
*	SYNNEX Corp.	36,200	600,558
*	Synplicity, Inc.	67,675	538,016
	Syntel, Inc.	105,303	1,974,431
*	Taitron Components, Inc.	5,000	9,100
	TALX Corp.	56,557	2,016,823
* #	Taser International, Inc.	159,500	1,379,675
*	Technical Communications Corp.	400	1,300
	Technitrol, Inc.	104,400	1,531,548
*	Technology Solutions Corp.	4,089	1,390
*	TechTeam Global, Inc.	20,000	246,400
*	Tekelec	170,800	3,366,468
* #	TeleCommunication Systems, Inc.	79,900	205,343
* #	Telkonet, Inc.	116,200	442,722
*	Telular Corp.	34,600	129,750
*	Terayon Communication Systems, Inc.	199,900	661,669
*	Terremark Worldwide, Inc.	111,100	554,389
*	Tessco Technologies, Inc.	6,700	87,100
*	Tessera Technologies, Inc.	47,827	1,586,900
*	Therma-Wave, Inc.	91,690	161,374
*	TheStreet.com, Inc.	64,125	275,738
*	THQ, Inc.	110,034	3,698,243
*	TIBCO Software, Inc.	19,200	146,688
*	Tier Technologies, Inc. Class B	58,200	506,340
*	TII Network Technologies, Inc.	11,260	17,228
*	Tollgrade Communications, Inc.	35,491	390,401
*	Track Data Corp.	13,935	38,461
*	Transact Technologies, Inc.	8,550	61,047
*	Transaction Systems Architects, Inc.	102,739	2,751,350
*	Transcat, Inc.	6,100	25,864
*	Trans-Industries, Inc.	800	624
*	Transmeta Corp.	19,100	34,380
*	Transwitch Corp.	49,300	82,331
* #	Travelzoo, Inc.	41,600	962,208
*	Trident Microsystems, Inc.	68,310	2,399,047
*	Trio-Tech International	400	1,452
*	Triquint Semiconductor, Inc.	351,339	1,356,169
	Troy Group, Inc.	13,800	36,570
	TSR, Inc.	5,800	31,436
*	TTM Technologies, Inc.	106,400	823,536
*	Tumbleweed Communications Corp.	130,195	429,644
*	Tut Systems, Inc.	74,919	239,741
*	Tyler Technologies, Inc.	107,300	871,276
*	Ulticom, Inc.	112,030	1,191,999
*	Ultimate Software Group, Inc.	61,401	1,120,568
*	Ultra Clean Holdings, Inc.	2,300	13,800
*	Ultradata Systems, Inc.	800	92
*	Ultratech, Inc.	64,600	987,088
	United Online, Inc.	165,403	2,155,201
* #	Universal Display Corp.	76,648	1,003,322
*	Unova, Inc.	159,300	4,621,293
* #	USDATA Corp.	2,820	204
* #	UTStarcom, Inc.	290,557	2,237,289
* #	VA Software Corp.	141,800	225,462
*	ValueClick, Inc.	215,400	3,110,376
*	Varian Semiconductor Equipment Associates, Inc.	95,000	4,304,450

*	Veeco Instruments, Inc.	80,600	1,480,622
*	VendingData Corp.	2,100	3,213
* #	Verilink Corp.	59,058	65,554
*	Verint Systems, Inc.	85,594	3,264,555
*	Verity, Inc.	101,600	1,018,032
*	Verso Technologies, Inc.	319	96
*	Viasat, Inc.	69,791	1,656,838
*	Vicon Industries, Inc.	4,600	12,880
	Video Display Corp.	8,550	111,149
*	Viewpoint Corp.	140,816	207,000
*	Vignette Corp.	78,560	1,193,326
*	Viisage Technology, Inc.	123,095	531,770
*	Virage Logic Corp.	57,327	441,418
*	Visual Networks, Inc.	31,900	43,065
* #	Vitech America, Inc.	14,850	26
*	Vitesse Semiconductor, Inc.	396,353	868,013
*	Vitria Technology, Inc.	87,342	298,710
*	Vodavi Technology, Inc.	4,300	21,500
* #	Vyyo, Inc.	39,400	186,756
*	WatchGuard Technologies, Inc.	87,880	386,672
*	Webb Interactive Services, Inc.	1,400	294
*	WebEx Communications, Inc.	122,980	3,170,424
*	webMethods, Inc.	137,898	939,085
*	Websense, Inc.	61,700	3,078,213
*	WebSideStory, Inc.	16,300	271,232
*	Westell Technologies, Inc.	140,019	522,271
*	White Electronics Designs Corp.	66,023	343,320
*	Wind River Systems, Inc.	218,583	2,872,181
	Wireless Telecom Group, Inc.	45,600	131,328
*	Witness Systems, Inc.	69,700	1,261,570
*	WJ Communications, Inc.	148,728	181,448
	Woodhead Industries, Inc.	32,757	434,685
* #	WorldGate Communications, Inc.	6,500	21,385
	X-Rite, Inc.	54,263	683,171
* #	Zhone Technologies, Inc.	245,562	650,739
* #	Zix Corp.	83,626	201,539
*	Zomax, Inc.	70,500	232,650
*	Zones, Inc.	13,500	51,030
*	Zoran Corp.	114,235	1,800,344
*	Zygo Corp.	46,700	576,745
Total Information Technology
(Cost $605,386,045)			592,453,701

Consumer Discretionary — (16.3%)
* #	1-800 CONTACTS, Inc.	35,478	632,218
*	1-800-FLOWERS.COM, Inc.	77,920	541,544
*	4Kids Entertainment, Inc.	36,000	619,920
*	99 Cents Only Stores	180,700	1,906,385
*	A.C. Moore Arts & Crafts, Inc.	52,900	1,204,004
	Aaron Rents, Inc.	111,700	2,474,155
	Aaron Rents, Inc. Class A	8,550	172,368
*	Acme Communications, Inc.	43,100	165,935
	Acme United Corp.	6,300	103,572
*	ACT Teleconferencing, Inc.	613	331
	Action Performance Companies, Inc.	50,200	635,532
*	Advanced Marketing Services, Inc.	48,550	247,605
	Advo, Inc.	83,650	2,738,701
*	Aeropostale, Inc.	139,650	3,566,661
	AFC Enterprises, Inc.	79,400	1,053,638
*	Aftermarket Technology Corp.	56,750	976,100
*	Alderwoods Group, Inc.	8,800	141,592
	Aldila, Inc.	13,533	336,566
*	All American Semiconductor, Inc.	6,300	28,161
* #	Alliance Gaming Corp.	137,960	1,655,520
*	Alloy, Inc.	71,200	360,272
	Ambassadors Group, Inc.	27,446	1,279,533
*	Amcast Industrial Corp.	8,400	168
	American Axle & Manufacturing Holdings, Inc.	137,000	3,556,520
*	American Biltrite, Inc.	3,400	38,913
	American Greetings Corp. Class A	82,300	2,089,597
*	America’s Car-Mart, Inc.	32,000	655,040
	Ameristar Casinos, Inc.	150,072	3,447,154
*	AMS Health Sciences, Inc.	19,000	53,200
	Andersons, Inc.	8,200	246,492
*	Applica, Inc.	55,400	111,908

	Arbitron, Inc.	84,800	3,561,600
	Arctic Cat, Inc.	35,530	766,382
*	Argosy Gaming Corp.	64,800	3,023,568
	Ark Restaurants Corp.	2,700	81,081
*	Arlington Hospitality, Inc.	4,900	1,176
	ArvinMeritor, Inc.	189,600	3,517,080
*	Asbury Automotive Group, Inc.	169,700	2,895,082
*	Ashworth, Inc.	36,871	304,186
*	Audiovox Corp. Class A	52,000	940,160
* #	Avatar Holdings, Inc.	10,800	580,392
*	Aztar Corp.	93,500	3,122,900
*	Ballantyne of Omaha, Inc.	11,900	52,955
*	Bally Total Fitness Holding Corp.	92,000	330,280
	Bandag, Inc.	25,700	1,112,810
	Bandag, Inc. Class A	9,600	361,152
*	Barry (R.G.) Corp.	9,500	59,375
	Bassett Furniture Industries, Inc.	30,904	585,940
*	Beasley Broadcast Group, Inc.	19,233	280,417
*	Benihana, Inc.	1,000	19,270
*	Benihana, Inc. Class A	150	2,878
*	Big Dog Holdings, Inc.	3,800	26,600
*	Big Lots, Inc.	307,000	3,625,670
*	BJ’s Restaurants, Inc.	60,992	1,298,520
	Blair Corp.	6,435	257,400
	Blockbuster, Inc. Class A	113,400	745,038
*	Blount International, Inc.	123,400	2,221,200
*	Bluegreen Corp.	81,965	1,445,863
	Blyth, Inc.	110,600	2,748,410
	Bob Evans Farms, Inc.	95,438	2,308,645
*	Bombay Co., Inc.	98,800	470,288
*	Bontex, Inc.	200	19
	Bon-Ton Stores, Inc.	36,114	732,031
	Books-A-Million, Inc.	39,154	402,503
*	Boyds Collection, Ltd.	152,817	145,176
*	Bright Horizons Family Solutions, Inc.	13,200	519,024
* #	Brillian Corp.	18,169	55,234
*	Broadview Media, Inc.	200	730
*	Brookstone, Inc.	54,892	1,083,568
	Brown Shoe Company, Inc.	49,500	1,772,100
*	Buca, Inc.	52,486	288,673
	Buckle, Inc.	30,600	1,201,356
	Building Materials Holding Corp.	37,421	3,498,115
*	Bull Run Corp.	3,100	1,271
	Burlington Coat Factory Warehouse Corp.	113,849	4,367,248
*	CabelTel International Corp.	674	3,050
*	Cache, Inc.	42,455	726,405
	Cadmus Communications Corp.	13,605	276,181
*	California Coastal Communities, Inc.	18,300	673,440
*	California Pizza Kitchen, Inc.	51,312	1,518,322
	Callaway Golf Co.	198,300	2,956,653
*	Calloway’s Nursery, Inc.	1,200	984
*	Candlewood Hotel Co., Inc.	1,500	88
*	Canterbury Park Holding Corp.	1,200	17,940
*	Capital Pacific Holdings, Inc.	14,500	98,962
	Carmike Cinemas, Inc.	33,228	993,517
*	Carriage Services, Inc.	49,400	308,750
*	Carter’s, Inc.	31,400	1,708,474
*	Casual Male Retail Group, Inc.	92,540	657,959
*	Catalina Lighting, Inc.	1,760	12,320
	Catalina Marketing Corp.	136,000	3,255,840
	Cato Corp. Class A	82,650	1,603,410
*	Cavalier Homes, Inc.	48,060	284,515
*	Cavco Industries, Inc.	10,104	338,787
*	CD Warehouse, Inc.	3,300	11
*	CEC Entertainment, Inc.	94,450	3,238,690
*	Champion Enterprises, Inc.	204,500	2,725,985
*	Championship Auto Racing Teams, Inc.	8,900	1,780
*	Champps Entertainment, Inc.	34,940	271,484
#	Charles and Colvard, Ltd.	38,123	731,199
*	Charlotte Russe Holding, Inc.	59,400	815,562
*	Charming Shoppes, Inc.	323,551	3,908,496
* #	Charter Communications, Inc.	482,485	718,903
*	Chaus (Bernard), Inc.	1,300	1,365
*	Checkers Drive-In Restaurants, Inc.	29,607	433,150
	Cherokee, Inc.	8,100	270,054

	Christopher & Banks Corp.	96,413	1,549,357
*	Chromcraft Revington, Inc.	6,200	88,970
	Churchill Downs, Inc.	14,400	565,776
	CKE Restaurants, Inc.	160,600	1,879,020
	Coachmen Industries, Inc.	42,400	571,128
	Coast Distribution System, Inc.	5,600	27,440
*	Coastcast Corp.	7,600	18,316
*	Cobra Electronics Corp.	7,200	60,264
*	Coldwater Creek, Inc.	99,883	3,061,414
*	Collectors Universe, Inc.	1,800	25,866
	Collegiate Pacific, Inc.	27,300	335,244
	Concepts Direct, Inc.	400	34
*	Concord Camera Corp.	52,056	72,878
*	Congoleum Corp. Class A	3,600	15,300
*	Conn’s, Inc.	63,084	1,578,993
	Cooper Tire & Rubber Co.	175,400	2,964,260
*	Corinthian Colleges, Inc.	245,598	3,114,183
*	Cost Plus, Inc.	58,775	1,264,250
*	Cost-U-Less, Inc.	3,000	20,430
	Courier Corp.	6,412	236,685
	CPI Corp.	11,700	202,410
	Craftmade International, Inc.	12,900	234,909
*	Crown Media Holdings, Inc.	194,078	2,129,036
*	CSK Auto Corp.	121,500	2,035,125
	CSS Industries, Inc.	13,800	498,180
*	Culp, Inc.	25,400	116,840
*	Cumulus Media, Inc. Class A	151,693	1,937,120
	Cutter & Buck, Inc.	29,324	404,671
*	Cybex International, Inc.	9,500	35,625
*	Cycle Country Accessories Corp.	13,700	42,333
*	Daily Journal Corp.	200	7,915
*	Dan River, Inc. Class A	100	0
* #	Dave & Busters, Inc.	13,200	188,100
	Deb Shops, Inc.	19,299	467,422
* #	Deckers Outdoor Corp.	15,700	365,810
	Decorator Industries, Inc.	2,962	21,474
	Delta Apparel, Inc.	12,680	196,540
*	Delta Woodside Industries, Inc.	5,850	4,446
*	Department 56, Inc.	36,300	471,537
*	Design Within Reach, Inc.	30,586	352,351
*	DeVry, Inc.	190,200	3,512,994
*	Diedrich Coffee, Inc.	4,025	26,967
*	Digital Generation Systems, Inc.	102,150	66,397
*	Dixie Group, Inc.	31,300	529,596
* #	Dominion Homes, Inc.	21,400	373,002
	Dover Downs Gaming & Entertainment, Inc.	24,910	331,801
	Dover Motorsports, Inc.	44,400	309,468
*	Drew Industries, Inc.	28,000	1,255,800
*	drugstore.com, Inc.	248,423	991,208
* #	DRYCLEAN USA, Inc.	300	810
*	Duckwall-ALCO Stores, Inc.	5,053	116,977
*	Dura Automotive Systems, Inc.	49,300	226,287
*	E Com Ventures, Inc.	2,175	32,190
*	eCost.com, Inc.	36,233	79,350
	Educational Development Corp.	1,800	18,090
*	Electronics Boutique Holdings Corp.	63,130	4,046,633
*	ELXSI Corp.	1,800	7,155
*	EMAK Worldwide, Inc.	6,013	54,718
*	Emerging Vision, Inc.	25,700	3,341
*	Emerson Radio Corp.	73,422	253,306
*	Emmis Communications Corp. Class A	137,600	3,296,896
*	Enesco Group, Inc.	36,000	60,120
*	Entravision Communications Corp.	161,117	1,311,492
	Escalade, Inc.	2,300	29,900
	Ethan Allen Interiors, Inc.	93,500	3,012,570
*	Everlast Worldwide, Inc.	1,500	7,230
*	Expedia, Inc.	81,051	1,804,195
*	Fab Industries, Inc.	5,200	13,000
*	Fairchild Corp. Class A	56,152	136,449
*	Famous Dave’s of America, Inc.	29,525	357,252
*	Featherlite, Inc.	9,750	35,100
	Fedders Corp.	100,910	229,066
	Federal Screw Works	1,562	29,678
* #	Federal-Mogul Corp.	57,900	24,318
	Finish Line, Inc. Class A	118,434	1,707,818

*	Finlay Enterprises, Inc.	19,000	227,810
*	Fleetwood Enterprises, Inc.	151,600	1,532,676
	Flexsteel Industries, Inc.	8,700	126,178
* #	Foamex International, Inc.	17,427	2,614
* #	Footstar, Inc.	27,600	155,940
*	Fountain Powerboat Industries, Inc.	4,700	21,197
*	Fox & Hound Restaurant Group	25,961	306,080
*	Franklin Covey Co.	28,300	198,100
*	Franklin Electronic Publishers, Inc.	9,400	47,282
	Fred’s, Inc.	107,550	1,506,775
*	Friedmans, Inc. Class A	35,240	4,141
*	Friendly Ice Cream Corp.	7,400	84,360
	Frisch’s Restaurants, Inc.	7,300	179,288
	Furniture Brands International, Inc.	152,500	2,914,275
* #	Gadzooks, Inc.	13,600	292
*	Gaiam, Inc.	5,500	59,400
* #	GameStop Corp.	54,200	1,829,250
	GameTech International, Inc.	18,900	52,164
*	Gaming Partners International Corp.	19,823	378,025
* #	Gander Mountain Co.	24,275	220,174
*	Gaylord Entertainment Co.	86,963	3,704,624
*	Genesco, Inc.	61,200	2,430,252
	Gentek, Inc.	25,983	369,478
*	G-III Apparel Group, Ltd.	8,400	86,268
	Goody’s Family Clothing, Inc.	82,871	574,296
*	Gottschalks, Inc.	15,300	154,224
	Gray Television, Inc.	115,960	1,426,308
	Gray Television, Inc. Class A	6,800	77,384
*	Group 1 Automotive, Inc.	63,900	1,891,440
*	GSI Commerce, Inc.	112,232	2,021,298
*	Guess, Inc.	119,380	2,582,189
* #	Guitar Center, Inc.	65,900	3,782,660
*	Gymboree Corp.	84,274	1,295,291
	Haggar Corp.	7,130	164,988
*	Ha-Lo Industries, Inc.	64,900	45
*	Hammons (John Q.) Hotels, Inc. Class A	5,200	124,228
*	Hampshire Group, Ltd.	8,000	196,960
	Hancock Fabrics, Inc.	51,000	290,700
	Handleman Co.	58,123	813,141
*	Harolds Stores, Inc.	2,308	2,562
*	Harris Interactive, Inc.	158,400	665,280
*	Hartmarx Corp.	98,800	877,344
*	Hastings Entertainment, Inc.	22,000	132,000
*	Hastings Manufacturing Co.	700	1,053
	Haverty Furniture Co., Inc.	47,700	594,342
	Haverty Furniture Co., Inc. Class A	400	4,952
*	Hayes Lemmerz International, Inc.	88,510	584,166
*	Hibbett Sporting Goods, Inc.	64,170	2,158,679
	Hollinger International, Inc. Class A	204,400	2,076,704
*	Hollywood Media Corp.	85,546	362,715
* #	Home Solutions of America, Inc.	24,900	71,712
*	Hot Topic, Inc.	121,300	1,880,150
*	I.C. Isaacs & Co., Inc.	7,200	43,848
*	IAC/InterActiveCorp	80,351	1,972,617
*	Iconix Brand Group, Inc.	76,495	735,882
	IHOP Corp.	54,100	2,172,656
	ILX Resorts, Inc.	3,000	27,150
*	Image Entertainment, Inc.	55,800	150,660
*	IMPCO Technologies, Inc.	73,602	485,037
* #	Index Development Partners, Inc.	4,600	17,365
*	Infosonics Corp.	4,100	16,400
*	Insight Communications Co., Inc.	125,375	1,456,857
*	Insight Enterprises, Inc.	138,841	2,614,376
*	Insignia Systems, Inc.	19,150	13,788
*	Interface, Inc. Class A	123,706	1,255,616
*	Interstate Hotels & Resorts, Inc.	53,840	269,738
*	INVESTools, Inc.	117,983	489,629
*	Isle of Capri Casinos, Inc.	90,724	1,995,021
*	J. Alexander’s Corp.	10,400	87,256
*	J. Jill Group, Inc.	54,355	963,171
*	Jack in the Box, Inc.	94,500	3,333,015
*	Jackson Hewitt Tax Service, Inc.	7,700	197,043
*	Jaclyn, Inc.	1,300	9,295
*	Jakks Pacific, Inc.	68,226	1,133,234
*	Jameson Inns, Inc.	91,545	218,793

*	Jarden Corp.	71,975	2,856,688
*	Jennifer Convertibles, Inc.	1,300	2,964
*	Jo-Ann Stores, Inc.	62,375	1,341,062
*	Johnson Outdoors, Inc.	6,700	112,426
* #	Jos. A. Bank Clothiers, Inc.	36,600	1,447,530
*	Journal Register Co.	112,700	2,113,125
*	K2, Inc.	127,763	1,590,649
	Kellwood Co.	74,176	1,815,828
	Kenneth Cole Productions, Inc. Class A	41,750	1,196,137
*	Keystone Automotive Industries, Inc.	42,799	1,293,386
	Kimball International, Inc. Class B	66,400	839,296
*	Kirkland’s, Inc.	47,172	441,058
	Knape & Vogt Manufacturing Co.	2,290	27,709
	Koss Corp.	3,600	61,920
*	Krispy Kreme Doughnuts, Inc.	166,700	1,158,565
	K-Swiss, Inc. Class A	69,300	2,123,352
*	LaCrosse Footwear, Inc.	9,800	124,362
*	Lakeland Industries, Inc.	5,062	78,562
* #	Lakes Entertainment, Inc.	57,887	721,417
	Landry’s Restaurants, Inc.	68,800	2,011,024
*	Lazare Kaplan International, Inc.	9,300	86,490
#	La-Z-Boy, Inc.	141,000	2,028,990
*	Learning Care Group, Inc.	5,200	31,824
	Levitt Corp. Class A	50,221	1,251,005
	Libbey, Inc.	37,400	658,614
	Liberty Corp.	48,800	2,341,912
	Liberty Homes, Inc. Class A	200	1,010
	Lifetime Brands, Inc.	29,798	658,834
*	Lin TV Corp.	70,400	1,063,744
*	Linens ‘n Things, Inc.	122,200	2,883,920
	Lithia Motors, Inc. Class A	41,710	1,238,370
*	LKG Corp.	56,000	1,751,680
*	Lodgenet Entertainment Corp.	48,434	731,353
*	Lodgian, Inc.	27,051	283,224
	Lone Star Steakhouse & Saloon, Inc.	55,746	1,471,137
*	LOUD Technologies, Inc.	12,400	35,960
*	Luby’s, Inc.	61,100	802,854
	M/I Homes, Inc.	38,600	2,175,110
* #	Mace Security International, Inc.	18,100	49,051
*	Magic Lantern Group, Inc.	1,700	8
* #	Magna Entertainment Corp.	20,900	137,940
*	Main Street Restaurant Group, Inc.	45,600	256,728
*	Major Automotive Companies, Inc.	3,280	3,510
* #	Manning (Greg) Auctions, Inc.	73,170	1,093,891
	Marine Products Corp.	45,095	543,395
*	MarineMax, Inc.	47,375	1,345,924
*	Marisa Christina, Inc.	6,700	5,829
*	Marlton Technologies, Inc.	7,800	9,516
* #	Martha Stewart Living Omnimedia, Inc.	60,700	1,960,610
	Matthews International Corp. Class A	86,266	3,450,640
*	Max & Erma’s Restaurants, Inc.	2,300	32,775
*	Mayor’s Jewelers, Inc.	20,300	10,962
#	Maytag Corp.	206,700	3,906,630
	McRae Industries, Inc. Class A	2,600	32,240
*	Meade Instruments Corp.	54,032	130,757
	Media General, Inc. Class A	6,100	401,319
*	MediaBay, Inc.	950	437
*	Mediacom Communications Corp.	244,641	1,785,879
*	Mestek, Inc.	5,400	64,260
*	Midas, Inc.	43,200	911,520
*	Mikohn Gaming Corp.	61,975	712,712
*	Mity Enterprises, Inc.	6,900	118,473
	Modine Manufacturing Co.	101,195	3,558,016
	Monaco Coach Corp.	79,650	1,224,220
*	Monarch Casino & Resort, Inc.	22,000	417,780
	Monro Muffler Brake, Inc.	14,450	431,043
*	Morgan’s Foods, Inc.	800	3,720
*	Mossimo, Inc.	16,600	80,842
*	Mothers Work, Inc.	13,654	170,675
*	Motorcar Parts of America, Inc.	2,500	27,562
	Movado Group, Inc.	49,600	966,704
	Movie Gallery, Inc.	116,649	2,098,516
*	MTR Gaming Group, Inc.	75,951	701,787
* #	Multimedia Games, Inc.	74,035	747,013
*	Nathan’s Famous, Inc.	7,000	63,700

	National Presto Industries, Inc.	6,800	303,212
*	National RV Holdings, Inc.	25,700	154,457
* #	Nature Vision, Inc.	500	2,850
	Nautilus Group, Inc.	89,900	2,313,127
* #	Navarre Corp.	77,360	550,030
*	Navigant International, Inc.	39,814	479,759
	Nelson (Thomas), Inc.	37,400	768,196
* #	Netflix, Inc.	143,682	3,097,784
*	Nevada Gold & Casinos, Inc.	34,250	369,557
*	New Frontier Media, Inc.	53,264	386,697
*	Nitches, Inc.	864	4,329
*	Nobel Learning Communities, Inc.	6,500	61,230
	Nobility Homes, Inc.	4,100	112,340
	Noble International, Ltd.	24,960	583,814
*	NTN Communications, Inc.	138,693	221,909
*	Nutri/System, Inc.	87,800	1,923,698
	Oakley, Inc.	183,900	3,216,411
*	O’Charleys, Inc.	59,962	982,777
*	Odd Job Stores, Inc.	12,700	2,857
* #	Oneida, Ltd.	28,700	57,400
*	Opinion Research Corp.	6,700	50,920
#	Orleans Homebuilders, Inc.	50,500	1,144,835
*	Outdoor Channel Holdings, Inc.	6,700	89,043
* #	Overstock.com, Inc.	52,800	2,129,952
	Oxford Industries, Inc.	44,600	2,080,590
*	P & F Industries, Inc. Class A	2,800	41,076
* #	P.F. Chang’s China Bistro, Inc.	71,000	3,633,780
*	Palm Harbor Homes, Inc.	61,611	1,137,955
*	Pantry, Inc.	58,800	2,110,332
* #	Papa John’s International, Inc.	44,700	2,137,554
*	Party City Corp.	46,291	602,246
*	Paxson Communications Corp.	118,700	72,407
*	Payless ShoeSource, Inc.	183,800	3,407,652
*	PC Mall, Inc.	30,017	161,491
* #	Pegasus Communications Corp.	17,540	58,759
*	Perry Ellis International, Inc.	25,700	674,625
*	PetMed Express, Inc.	63,465	663,209
	Phillips-Van Heusen Corp.	110,300	3,693,947
*	Phoenix Footwear Group, Inc.	15,000	97,650
*	Phoenix Gold International, Inc.	600	312
	Pier 1 Imports, Inc.	223,800	2,786,310
*	Pinnacle Entertainment, Inc.	109,400	2,181,436
*	Playboy Enterprises, Inc. Class A	4,700	56,964
*	Playboy Enterprises, Inc. Class B	76,100	1,031,916
*	Point.360	9,000	24,930
*	Pomeroy IT Solutions, Inc.	31,837	411,016
#	Pre-Paid Legal Services, Inc.	41,650	1,686,408
* #	Priceline.com, Inc.	106,016	2,278,284
*	PRIMEDIA, Inc.	684,738	2,848,510
*	Princeton Review, Inc.	40,977	246,682
*	Proliance International, Inc.	39,949	226,511
*	ProQuest Co.	80,600	2,899,182
*	Provide Commerce, Inc.	31,900	814,088
*	QEP Co., Inc.	2,125	24,544
*	Quaker Fabric Corp.	43,750	140,875
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	134,496	626,751
*	R&B, Inc.	19,000	210,900
*	Radio One, Inc. Class A	51,200	720,896
*	Radio One, Inc. Class D	162,049	2,265,445
*	Rare Hospitality International, Inc.	92,650	2,477,461
	Raytech Corp.	16,400	20,992
*	RC2 Corp.	55,491	2,155,825
*	Reading International, Inc. Class A	18,149	141,562
*	Reading International, Inc. Class B	1,060	8,056
*	Red Robin Gourmet Burgers, Inc.	42,249	2,031,332
*	RedEnvelope, Inc.	17,931	181,103
*	Regent Communications, Inc.	120,338	678,706
*	Rentrak Corp.	26,900	251,515
*	Rent-Way, Inc.	70,900	524,660
*	Restoration Hardware, Inc.	89,600	639,744
* #	Retail Ventures, Inc.	110,700	1,264,194
*	Rex Stores Corp.	26,600	409,906
*	Riviera Holdings Corp.	10,800	280,044
*	Rockford Corp.	15,700	53,380
*	Rocky Shoes & Boots, Inc.	5,300	159,684

*	Rubio’s Restaurants, Inc.	24,395	230,289
	Russ Berrie & Co., Inc.	54,100	906,175
	Russell Corp.	88,100	1,602,539
*	Ryan’s Restaurant Group, Inc.	108,500	1,389,885
*	S&K Famous Brands, Inc.	2,100	39,427
*	Safety Components International, Inc.	118	1,608
*	Saga Communications, Inc. Class A	47,625	691,515
*	Salem Communications Corp.	52,969	982,575
* #	Salton, Inc.	29,600	112,480
*	Sands Regent	2,000	20,000
	Saucony, Inc. Class A	2,700	61,965
	Saucony, Inc. Class B	3,500	80,024
	Sauer-Danfoss, Inc.	53,000	991,100
*	Schieb (Earl), Inc.	2,200	8,470
*	Scholastic Corp.	104,262	3,802,435
	SCP Pool Corp.	41,084	1,503,674
*	Select Comfort Corp.	97,475	1,884,192
	Service Corp. International	97,700	829,473
*	Sharper Image Corp.	40,800	548,352
*	Shiloh Industries, Inc.	40,866	545,970
*	Shoe Carnival, Inc.	38,079	622,972
*	Shoe Pavilion, Inc.	6,200	29,698
*	ShopKo Stores, Inc.	65,800	1,636,446
* #	Shuffle Master, Inc.	92,130	2,252,578
	Sinclair Broadcast Group, Inc. Class A	125,100	1,174,689
* #	Six Flags, Inc.	251,405	1,797,546
*	Skechers U.S.A., Inc. Class A	58,000	968,600
	Skyline Corp.	8,300	326,771
* #	Smith & Wesson Holding Corp.	89,100	467,775
*	Smith & Wollensky Restaurant Group, Inc.	13,400	84,420
	Sonic Automotive, Inc.	80,100	1,878,345
*	Sotheby’s Holdings, Inc. Class A	125,000	2,173,750
*	Source Interlink Companies, Inc.	129,500	1,592,850
*	Southern Energy Homes, Inc.	13,825	85,024
*	Spanish Broadcasting System, Inc.	104,500	806,740
*	SPAR Group, Inc.	2,900	5,539
	Spartan Motors, Inc.	33,645	380,188
	Speedway Motorsports, Inc.	67,390	2,535,212
*	Sport Chalet, Inc.	2,700	46,170
*	Sport Supply Group, Inc.	8,900	53,177
*	Sport-Haley, Inc.	2,700	9,477
*	Sportsman’s Guide, Inc.	18,533	465,734
*	Stage Stores, Inc.	69,258	1,926,065
*	Stamps.com, Inc.	61,623	1,069,159
	Standard Motor Products, Inc.	53,400	552,690
	Stanley Furniture, Inc.	13,600	364,616
	Star Buffet, Inc.	2,800	21,868
*	Steak n Shake Co.	75,018	1,467,352
	Stein Mart, Inc.	116,916	2,859,765
*	Steinway Musical Instruments, Inc.	18,800	519,820
*	Steven Madden, Ltd.	34,233	802,764
	Stewart Enterprises, Inc.	286,199	1,986,221
*	Stoneridge, Inc.	59,400	570,834
*	Strattec Security Corp.	4,100	212,052
	Strayer Education, Inc.	8,300	837,636
	Stride Rite Corp.	95,200	1,228,080
	Sturm Ruger & Co., Inc.	72,700	692,831
*	Sunterra Corp.	50,517	639,040
	Superior Industries International, Inc.	69,600	1,548,600
	Superior Uniform Group, Inc.	7,000	89,950
	Syms Corp.	28,200	418,206
*	Systemax, Inc.	76,168	530,891
*	Tag-It Pacific, Inc.	46,900	42,210
	Tandy Brand Accessories, Inc.	8,400	92,148
*	Tandy Leather Factory, Inc.	300	1,530
* #	Tarrant Apparel Group	80,237	279,225
*	TBC Corp.	60,590	1,614,723
	Technical Olympic USA, Inc.	145,740	4,249,778
*	Tenneco Automotive, Inc.	117,700	2,133,901
*	The Children’s Place Retail Stores, Inc.	74,600	3,051,886
*	The Dress Barn, Inc.	80,252	1,926,048
	The Marcus Corp.	57,300	1,104,744
*	The Mens Warehouse, Inc.	129,000	3,931,920
	The Pep Boys - Manny, Moe & Jack	143,000	1,867,580
*	The Rowe Companies	13,600	38,080

*	The Sports Authority, Inc.	70,006	2,261,194
*	The Sports Club Co., Inc.	20,100	31,959
* #	TiVo, Inc.	224,826	1,157,854
*	Too, Inc.	90,200	2,404,732
* #	Tower Automotive, Inc.	39,149	7,086
	Traffix, Inc.	37,375	211,169
*	Trans World Entertainment Corp.	78,400	584,864
#	Triarc Companies, Inc. Class A	64,500	1,055,865
	Triarc Companies, Inc. Class B	49,000	735,000
*	Tropical Sportswear International Corp.	3,175	32
*	Trump Entertainment Resorts, Inc.	24	439
	Tuesday Morning Corp.	111,536	3,227,852
	Tupperware Corp.	164,600	3,608,032
*	Tweeter Home Entertainment Group, Inc.	63,900	263,268
*	Ultimate Electronics, Inc.	858	30
* #	Unapix Entertainment, Inc.	6,100	25
*	Unifi, Inc.	140,834	584,461
	Unifirst Corp.	24,650	968,498
	United Auto Group, Inc.	120,800	4,077,000
*	United Retail Group, Inc.	22,866	203,050
*	Universal Electronics, Inc.	36,624	637,990
*	Universal Technical Institute, Inc.	71,900	2,301,519
*	Vail Resorts, Inc.	97,100	2,786,770
	Value Line, Inc.	9,915	394,121
*	ValueVision Media, Inc. Class A	95,452	1,264,739
* #	Varsity Group, Inc.	43,336	243,548
*	VCG Holding Corp.	810	1,660
* #	Vertrue, Inc.	25,500	880,515
*	Virco Manufacturing Corp.	13,269	93,546
	Visteon Corp.	359,300	3,549,884
*	Warnaco Group, Inc.	120,017	3,000,425
*	Waxman Industries, Inc.	600	4,140
*	WCI Communities, Inc.	122,000	3,680,740
	Wellco Enterprises, Inc.	1,000	11,230
*	Wells-Gardner Electronics Corp.	22,261	51,200
*	West Marine, Inc.	54,078	1,006,932
*	Westcoast Hospitality Corp.	12,900	87,204
* #	Wet Seal, Inc. Class A	117,518	600,517
	Weyco Group, Inc.	600	11,910
* #	Whitehall Jewelers, Inc.	30,250	176,962
*	Wickes, Inc.	4,400	15
*	William Lyon Homes, Inc.	22,500	3,378,375
*	Wilsons The Leather Experts, Inc.	107,745	691,723
*	Winmark Corp.	4,056	86,961
	Winnebago Industries, Inc.	88,900	2,708,783
*	WMS Industries, Inc.	80,900	2,342,864
	Wolverine World Wide, Inc.	159,200	3,354,344
	World Wrestling Federation Entertainment, Inc.	54,200	684,546
*	Worldwide Restaurant Concepts, Inc.	71,400	476,238
	Yankee Candle Co., Inc.	114,900	3,156,303
*	Young Broadcasting, Inc. Class A	46,148	201,667
*	Zapata Corp.	18,820	142,091
Total Consumer Discretionary
(Cost $421,578,811)			497,099,864

Industrials — (15.2%)
*	3-D Systems Corp.	24,600	553,500
*	AAON, Inc.	13,100	237,372
*	AAR Corp.	87,983	1,548,501
*	Ablest, Inc.	2,100	18,669
	ABM Industries, Inc.	134,500	2,667,135
	Abrams Industries, Inc.	300	2,506
*	ABX Air, Inc.	66,600	542,790
*	Acco Brands Corp.	13,300	347,130
*	Accuride Corp.	4,700	70,265
	Aceto Corp.	65,575	481,976
* #	Active Power, Inc.	131,156	453,800
*	Actuant Corp.	72,280	3,064,672
	Acuity Brands, Inc.	120,100	3,546,553
	Administaff, Inc.	68,900	2,478,333
*	AeroCentury Corp.	300	1,104
*	Aerosonic Corp.	3,900	26,910
*	AirNet Systems, Inc.	22,200	107,892
*	Airtran Holdings, Inc.	234,400	2,421,352
	Alamo Group, Inc.	16,600	339,470

*	Alaska Air Group, Inc.	73,200	2,468,304
	Albany International Corp. Class A	76,872	2,768,929
	Alexander & Baldwin, Inc.	10,891	570,797
*	Allied Defense Group, Inc.	12,400	281,480
*	Allied Holdings, Inc.	8,300	747
	Ambassadors International, Inc.	10,115	161,840
*	Amerco, Inc.	57,510	3,441,974
*	America West Holdings Corp. Class B	94,800	667,392
	American Ecology Corp.	47,150	925,083
*	American Locker Group, Inc.	300	1,377
*	American Science & Engineering, Inc.	22,700	1,435,775
*	American Superconductor Corp.	87,199	889,430
	American Woodmark Corp.	44,476	1,667,850
	Ameron International Corp.	22,800	968,088
*	AML Communications, Inc.	7,800	8,580
	Ampco-Pittsburgh Corp.	10,100	142,410
	Amrep Corp.	7,500	221,250
	Angelica Corp.	22,900	505,861
*	APAC Customer Services, Inc.	97,375	77,900
	Apogee Enterprises, Inc.	75,110	1,206,267
	Applied Industrial Technologies, Inc.	80,550	2,892,551
	Applied Signal Technologies, Inc.	30,700	586,063
*	ARGON ST, Inc.	53,525	1,647,500
	Arkansas Best Corp.	68,500	2,306,395
*	Armor Holdings, Inc.	93,300	3,956,853
* #	Armstrong Holdings, Inc.	4,400	11,572
* #	Arotech Corp.	90,341	76,799
*	Artesyn Technologies, Inc.	82,300	755,514
*	Art’s-Way Manufacturing Co., Inc.	200	1,100
*	Astec Industries, Inc.	53,900	1,673,595
*	Astronics Corp.	7,725	72,461
* #	AstroPower, Inc.	5,058	5
* #	ASV, Inc.	70,632	1,637,956
* #	ATA Holdings Corp.	24,879	18,659
*	Ault, Inc.	4,500	9,315
*	Avalon Holding Corp. Class A	1,550	6,409
*	Aviall, Inc.	95,900	3,261,559
*	Axsys Technologies, Inc.	7,050	127,535
*	AZZ, Inc.	9,900	202,455
	Badger Meter, Inc.	12,200	534,360
*	Baker (Michael) Corp.	11,400	299,364
	Baldor Electric Co.	89,033	2,196,444
*	Baldwin Technology Co., Inc. Class A	13,300	59,850
	Banta Corp.	67,300	3,294,335
	Barnes Group, Inc.	63,300	2,183,850
*	Barrett Business Services, Inc.	8,700	179,394
*	BE Aerospace, Inc.	153,910	2,441,013
	Bowne & Co., Inc.	91,400	1,297,880
	Brady Co. Class A	113,700	3,548,577
*	BTU International, Inc.	12,900	98,556
*	Butler International, Inc.	8,400	31,920
	C&D Technologies, Inc.	67,300	687,133
*	Cannon Express, Inc.	200	8
* #	Capstone Turbine Corp.	78,300	379,755
	Cascade Corp.	32,900	1,493,002
*	Casella Waste Systems, Inc. Class A	64,089	848,538
*	Catalytica Energy Systems, Inc.	19,891	39,185
*	CBIZ, Inc.	205,257	952,392
*	CD&L, Inc.	2,600	4,368
	CDI Corp.	53,300	1,436,435
*	Celadon Group, Inc.	26,879	550,213
	Central Parking Corp.	99,037	1,573,698
*	Cenveo, Inc.	132,500	1,277,300
*	Ceradyne, Inc.	66,165	2,089,491
	CERBCO, Inc. Class A	200	282
	Champion Industries, Inc.	11,374	50,523
*	Channell Commercial Corp.	6,600	46,728
	Chase Corp.	4,000	57,480
	Chicago Rivet & Machine Co.	200	5,204
	CIRCOR International, Inc.	41,390	1,086,901
	Clarcor, Inc.	138,600	3,922,380
*	Clean Harbors, Inc.	40,800	1,138,320
*	CNE Group, Inc.	2,000	400
*	Coinstar, Inc.	68,100	1,306,839
	Collins Industries, Inc.	7,000	42,980

*	Columbus McKinnon Corp.	40,400	779,720
*	Comforce Corp.	13,277	31,201
*	Comfort Systems USA, Inc.	106,500	876,495
*	Compudyne Corp.	20,804	125,656
	CompX International, Inc.	5,100	82,365
*	COMSYS IT Partners, Inc.	1,799	20,329
*	Conrad Industries, Inc.	7,200	9,972
*	Consolidated Freightways Corp.	550	2
*	Consolidated Graphics, Inc.	37,182	1,435,597
* #	Continental Airlines, Inc.	181,000	2,419,970
*	Cornell Companies, Inc.	38,700	554,958
*	Correctional Services Corp.	20,512	119,175
*	Corrections Corporation of America	103,300	4,090,680
*	Corrpro Companies, Inc.	7,275	8,003
*	CoStar Group, Inc.	49,611	2,319,810
*	Covenant Transport, Inc. Class A	31,955	401,674
*	CPI Aerostructures, Inc.	13,666	136,660
*	CRA International, Inc.	14,000	657,860
*	Cross (A.T.) Co. Class A	14,700	65,415
*	Crown Andersen, Inc.	1,000	890
	Cubic Corp.	72,100	1,330,245
	Curtiss-Wright Corp.	40,700	2,627,592
* #	Delta Air Lines, Inc.	367,200	425,952
* #	DHB Industries, Inc.	121,900	558,302
*	DiamondCluster International, Inc.	93,450	941,976
*	Distributed Energy Systems Corp.	96,850	654,706
* #	Document Securities Systems, Inc.	13,300	111,587
*	Dollar Thrifty Automotive Group, Inc.	67,900	2,054,654
	DRS Technologies, Inc.	74,900	3,853,605
*	Ducommun, Inc.	27,200	564,400
*	Duratek, Inc.	15,600	327,132
*	Dycom Industries, Inc.	131,366	2,327,806
*	Dynamex, Inc.	31,300	563,400
#	Dynamic Materials Corp.	2,000	80,760
	Eastern Co.	4,950	121,622
	Ecology & Environment, Inc. Class A	2,000	14,500
	EDO Corp.	54,400	1,528,096
*	EGL, Inc.	140,914	3,535,532
*	Electro Rent Corp.	67,661	911,394
	ElkCorp	54,400	1,936,640
*	EMCOR Group, Inc.	41,200	2,271,768
*	Encore Wire Corp.	60,088	847,241
* #	Energy Conversion Devices, Inc.	76,160	2,643,514
	Engineered Support Systems, Inc.	87,913	2,997,833
* #	ENGlobal Corp.	48,500	396,245
	Ennis, Inc.	68,600	1,193,640
*	EnPro Industries, Inc.	56,500	1,943,600
*	Environmental Tectonics Corp.	7,100	36,991
*	ESCO Technologies, Inc.	32,000	3,317,760
	Espey Manufacturing & Electronics Corp.	1,400	49,630
*	Essex Corp.	56,899	1,256,899
*	Esterline Technologies Corp.	68,000	2,968,200
*	Evercel, Inc.	466	415
*	Evergreen Solar, Inc.	167,527	1,181,065
*	Exponent, Inc.	12,200	366,000
*	ExpressJet Holdings, Inc.	141,500	1,345,665
	Federal Signal Corp.	130,700	2,234,970
*	Fiberstars, Inc.	19,900	239,596
*	First Aviation Services, Inc.	6,200	26,040
*	First Consulting Group, Inc.	63,803	341,346
*	Flanders Corp.	70,997	761,798
	Florida East Coast Industries, Inc.	87,900	3,784,974
* #	Flow International Corp.	90,378	789,000
*	Flowserve Corp.	128,500	4,772,490
* #	FLYi, Inc.	68,000	21,080
	Forward Air Corp.	125,001	4,410,035
*	Foster (L.B.) Co. Class A	10,000	135,990
*	Foster Wheeler, Ltd.	2,030	54,607
	Franklin Electric Co., Inc.	21,600	912,600
*	Frontier Airlines, Inc.	97,662	1,059,633
*	Frozen Food Express Industries, Inc.	47,982	513,407
*	FTI Consulting, Inc.	118,625	2,953,763
* #	FuelCell Energy, Inc.	130,354	1,484,732
	G & K Services, Inc. Class A	52,955	2,275,476
*	Gardner Denver Machinery, Inc.	69,588	2,910,170

	GATX Corp.	108,600	4,401,558
*	Gehl Co.	27,450	832,559
	Gencorp, Inc.	147,711	2,784,352
*	General Cable Corp.	106,800	1,675,692
*	General Employment Enterprises, Inc.	3,100	6,231
*	Genesee & Wyoming, Inc.	66,050	1,933,284
*	Genlyte Group, Inc.	74,960	3,688,782
*	Global Payment Technologies, Inc.	5,500	19,800
*	Global Power Equipment Group, Inc.	126,700	988,260
	Gorman-Rupp Co.	10,168	251,658
*	GP Strategies Corp.	34,360	289,655
*	Graftech International, Ltd.	262,800	1,561,032
	Graham Corp.	1,000	38,190
	Granite Construction, Inc.	112,600	4,197,728
	Greenbrier Companies, Inc.	14,100	406,785
*	Griffon Corp.	78,680	2,017,355
	Hardinge, Inc.	8,800	132,475
	Harland (John H.) Co.	74,200	3,112,690
*	Hawaiian Holdings, Inc.	29,875	110,538
*	Hawk Corp.	9,400	110,262
	Healthcare Services Group, Inc.	24,975	460,789
	Heartland Express, Inc.	167,506	3,336,720
#	Heico Corp.	27,000	649,350
	Heico Corp. Class A	38,465	711,603
*	Heidrick & Struggles International, Inc.	52,707	1,740,385
*	Henry Bros. Electronics, Inc.	200	1,294
*	Herley Industries, Inc.	37,700	788,684
*	Hexcel Corp.	177,600	3,454,320
*	Hirsch International Corp. Class A	3,300	3,630
*	Hi-Shear Technology Corp.	9,900	37,818
*	Hub Group, Inc. Class A	52,188	1,683,063
*	Hudson Highland Group, Inc.	64,860	1,630,580
*	Hudson Technologies, Inc.	4,800	7,440
*	Hurco Companies, Inc.	16,660	242,403
*	Huttig Building Products, Inc.	52,500	474,600
*	ICT Group, Inc.	19,274	230,324
*	II-VI, Inc.	78,504	1,395,801
	IKON Office Solutions, Inc.	377,860	3,812,607
*	Imagistics International, Inc.	44,100	1,475,145
*	Industrial Distribution Group, Inc.	25,106	229,971
*	Infrasource Services, Inc.	98,000	1,470,000
*	Innotrac Corp.	16,800	142,968
*	Innovative Solutions & Support, Inc.	19,050	321,183
*	Insituform Technologies, Inc. Class A	72,419	1,499,073
* #	Integrated Electrical Services, Inc.	85,100	249,343
	International Aluminum Corp.	2,300	79,810
*	International Shipholding Corp.	8,200	131,118
	Interpool, Inc.	43,200	824,688
*	Intersections, Inc.	22,274	233,654
* #	Ionatron, Inc.	180,585	1,489,826
*	Jacuzzi Brands, Inc.	207,078	1,704,252
	JLG Industries, Inc.	128,500	4,213,515
*	JPS Industries, Inc.	9,200	42,780
*	Kadant, Inc.	36,820	717,990
	Kaman Corp. Class A	59,200	1,420,208
*	Kansas City Southern	162,900	3,275,919
	Kaydon Corp.	76,000	2,197,160
*	Keith Companies, Inc.	13,600	316,337
	Kelly Services, Inc. Class A	93,566	2,734,934
*	Key Technology, Inc.	4,700	59,549
*	Kforce, Inc.	105,355	1,064,086
*	Kirby Corp.	67,800	3,186,600
	Knight Transportation, Inc.	153,353	3,632,933
*	Korn/Ferry International	109,000	2,160,380
*	K-Tron International, Inc.	2,400	77,112
*	KVH Industries, Inc.	39,228	399,733
*	LaBarge, Inc.	40,300	531,154
*	Labor Ready, Inc.	143,700	3,264,864
*	Ladish Co., Inc.	19,805	356,688
*	Lancer Corp.	9,325	177,175
	Lawson Products, Inc.	12,251	476,564
*	Layne Christensen Co.	14,000	359,940
*	Learning Tree International, Inc.	50,281	619,965
	Lennox International, Inc.	167,205	4,078,130
	Lincoln Electric Holdings, Inc.	107,661	4,056,666

	Lindsay Manufacturer Co.	30,600	774,180
*	LMI Aerospace, Inc.	9,400	86,010
	LSI Industries, Inc.	53,483	820,429
*	Lydall, Inc.	41,900	367,463
*	Lynch Corp.	1,500	17,475
*	Mac-Gray Corp.	20,600	250,084
*	Magnetek, Inc.	77,200	249,356
*	MAIR Holdings, Inc.	54,716	486,972
*	Marten Transport, Ltd.	10,688	262,925
*	Mastec, Inc.	131,950	1,524,023
*	Maxco, Inc.	3,100	15,934
	McGrath Rentcorp.	66,414	1,637,105
*	Meadow Valley Corp.	2,400	22,512
* #	Medialink Worldwide, Inc.	5,900	17,464
	Mercury Air Group, Inc.	4,050	13,568
*	Mercury Computer Systems, Inc.	56,500	1,476,345
*	Merrimac Industries, Inc.	2,860	26,369
* #	Mesa Air Group, Inc.	80,735	637,807
	Met-Pro Corp.	8,300	127,654
*	MFRI, Inc.	4,948	36,615
* #	Microvision, Inc.	57,123	318,746
*	Middleby Corp.	23,187	1,523,850
* #	Midwest Air Group, Inc.	47,200	113,752
*	Milacron, Inc.	162,405	310,194
* #	Millennium Cell, Inc.	58,900	136,059
*	Miller Industries, Inc.	12,280	210,602
	Mine Safety Appliances Co.	94,500	3,723,300
*	Misonix, Inc.	18,400	146,280
*	Mobile Mini, Inc.	39,915	1,673,237
* #	Modtech Holdings, Inc.	37,650	341,109
*	Moog, Inc. Class A	28,800	907,488
*	Moog, Inc. Class B	4,950	155,678
*	Morgan Group Holding Co.	200	19
*	MPW Industrial Services Group, Inc.	5,000	9,450
*	MTC Technologies, Inc.	41,948	1,432,944
	Mueller Industries, Inc.	98,845	2,590,727
	Multi-Color Corp.	2,250	59,625
*	M-Wave, Inc.	2,700	2,700
	NACCO Industries, Inc. Class A	6,500	708,175
*	Nashua Corp.	5,800	39,730
* #	National Patent Development Corp.	14,560	37,856
*	National Technical Systems, Inc.	10,200	53,958
*	Navigant Consulting, Inc.	127,400	2,463,916
*	NCI Building Systems, Inc.	57,100	2,152,670
*	NCO Group, Inc.	86,622	1,817,340
*	NES Rentals Holdings, Inc.	36	369
*	New Horizons Worldwide, Inc.	12,400	27,466
	Nordson Corp.	94,675	3,362,856
*	North America Galvanizing & Coatings, Inc.	6,700	15,745
* #	Northwest Airlines Corp.	225,045	1,131,976
*	NuCo2, Inc.	41,000	1,026,640
*	Odyssey Marine Exploration, Inc.	108,100	436,724
*	Old Dominion Freight Line, Inc.	67,048	2,144,195
*	Omega Flex, Inc.	5,400	86,022
*	On Assignment, Inc.	68,415	474,116
*	Orbit International Corp.	1,977	20,759
*	Orbital Sciences Corp.	144,452	1,730,535
	Outlook Group Corp.	2,400	24,432
*	P.A.M. Transportation Services, Inc.	20,550	347,295
*	Paragon Technologies, Inc.	6,600	77,220
*	Park-Ohio Holdings Corp.	12,199	231,537
*	Patrick Industries, Inc.	4,500	40,545
*	Patriot Transportation Holding, Inc.	2,500	148,325
*	Peerless Manufacturing Co.	3,000	48,900
*	Pemco Aviation Group, Inc.	950	22,819
*	Perini Corp.	69,400	1,345,666
*	PHH Corp.	123,600	3,737,664
*	Pico Holdings, Inc.	33,300	1,024,308
*	Pinnacle Airlines Corp.	59,300	572,838
*	Plug Power, Inc.	212,943	1,569,390
*	Portfolio Recovery Associates, Inc.	42,305	1,690,931
*	Powell Industries, Inc.	19,159	423,605
*	Power-One, Inc.	211,961	1,025,891
*	PPT Vision, Inc.	1,700	1,955
	Preformed Line Products Co.	4,721	204,655

*		PRG-Schultz International, Inc.	161,219	527,186
		Providence & Worcester Railroad Co.	3,900	53,079
*		PW Eagle, Inc.	9,400	64,672
*		Quanta Services, Inc.	320,100	3,841,200
*		Quipp, Inc.	1,400	16,562
		Quixote Corp.	23,740	546,257
*		RailAmerica, Inc.	103,000	1,188,620
		Raven Industries, Inc.	48,750	1,267,500
*		RCM Technologies, Inc.	10,890	65,340
		Regal-Beloit Corp.	75,504	2,519,568
*		RemedyTemp, Inc.	15,100	130,917
*		Republic Airways Holdings, Inc.	98,078	1,316,207
*		Resources Connection, Inc.	128,436	3,724,644
		Robbins & Myers, Inc.	39,600	868,428
		Rollins, Inc.	184,450	3,626,287
*		Rush Enterprises, Inc. Class A	44,371	709,492
*		Rush Enterprises, Inc. Class B	7,000	111,090
		Schawk, Inc.	22,200	523,254
*		School Specialty, Inc.	3,900	186,849
*		Schuff International, Inc.	7,000	43,400
*		SCS Transportation, Inc.	38,654	620,397
*		Secom General Corp.	140	221
*		Sequa Corp. Class A	6,900	472,650
*		Sequa Corp. Class B	2,600	179,400
*		Servotronics, Inc.	1,100	5,005
*		Shaw Group, Inc.	212,987	4,494,026
*		Sholodge, Inc.	5,100	20,400
*		SIFCO Industries, Inc.	5,400	20,628
*		Simclar, Inc.	6,500	22,061
		Simpson Manufacturing Co., Inc.	103,100	3,838,413
*		Sirva, Inc.	198,600	2,003,874
*		Sitel Corp.	195,200	575,840
		Skywest, Inc.	155,696	3,691,552
*		SL Industries, Inc.	9,400	141,188
		Smith (A.O.) Corp.	57,200	1,609,608
		Smith (A.O.) Corp. Convertible Class A	3,750	105,525
*		Smithway Motor Xpress Corp. Class A	4,000	27,720
*		SOURCECORP, Inc.	34,502	706,946
*		SPACEHAB, Inc.	27,766	37,762
*		Sparton Corp.	8,334	86,257
*		Spherion Corp.	166,420	1,226,515
* #		Spherix, Inc.	12,100	18,634
*		Spire Corp.	6,700	67,000
* #		Standard Automotive Corp.	4,400	0
*		Standard Parking Corp.	5,826	102,538
		Standard Register Co.	64,700	1,015,143
		Standex International Corp.	33,400	889,776
		Starrett (L.S.) Co. Class A	4,800	79,632
*		Sterling Construction Co., Inc.	10,300	211,150
		Stewart & Stevenson Services, Inc.	78,402	1,910,657
*		Stonepath Group, Inc.	69,400	62,460
*		Strategic Distribution, Inc.	3,029	33,349
		Sun Hydraulics, Inc.	12,150	242,879
		Supreme Industries, Inc.	11,408	101,873
*		Swift Transportation Co., Inc.	6,343	126,479
		Sypris Solutions, Inc.	50,847	610,164
* #		SYS Technologies	13,300	50,274
*		TB Wood’s Corp.	7,600	50,540
*		Team, Inc.	18,300	366,915
*		TeamStaff, Inc.	20,200	27,270
		Tech/Ops Sevcon, Inc.	3,100	18,755
		Technology Research Corp.	14,350	57,400
		Tecumseh Products Co. Class A	34,700	923,367
	*	Teledyne Technologies, Inc.	89,900	3,472,837
	*	TeleTech Holdings, Inc.	194,300	1,647,664
		Tennant Co.	22,500	853,650
	*	Tetra Tech, Inc.	146,896	2,316,550
		The Alpine Group, Inc.	13,500	28,350
	*	The Geo Group, Inc.	25,000	697,500
	*	The Lamson & Sessions Co.	38,400	510,336
		The Manitowoc Co., Inc.	81,250	3,786,250
	*	Thomas Group, Inc.	4,000	19,320
		Titan International, Inc.	19,600	267,736
		Todd Shipyards Corp.	6,300	117,558
	*	Trailer Bridge, Inc.	9,800	85,260

*	Transport Corporation of America, Inc.	6,300	43,785
*	Transtechnology Corp.	6,200	43,617
*	TRC Companies, Inc.	37,200	558,000
	Tredegar Industries, Inc.	100,391	1,246,856
*	Trex Co., Inc.	38,400	925,824
	Trinity Industries, Inc.	123,600	4,626,348
*	Triumph Group, Inc.	41,302	1,621,930
*	TRM Corp.	7,000	108,920
*	Tufco Technologies, Inc.	4,700	27,730
* #	TurboChef Technologies, Inc.	75,933	1,282,508
	Twin Disc, Inc.	2,800	100,800
*	U.S. Home Systems, Inc.	10,735	59,043
*	U.S. Xpress Enterprises, Inc. Class A	10,823	142,539
*	Ultralife Batteries, Inc.	13,100	173,444
	United Industrial Corp.	33,400	1,134,932
*	United Rentals, Inc.	210,200	3,794,110
*	United Stationers, Inc.	60,900	2,856,210
	Universal Forest Products, Inc.	47,505	2,585,697
*	UQM Technologies, Inc.	60,100	234,390
*	URS Corp.	110,913	4,179,202
* #	US Airways Group, Inc. Class A	46,800	13,572
*	USA Truck, Inc.	12,800	308,096
* #	Valence Technology, Inc.	20,900	57,684
*	Valley National Gases, Inc.	5,400	88,290
	Valmont Industries, Inc.	63,400	1,822,750
*	Valpey Fisher Corp.	1,650	6,155
*	Versar, Inc.	8,700	40,803
	Viad Corp.	60,100	1,747,107
	Vicor Corp.	81,019	1,292,253
*	Volt Information Sciences, Inc.	33,000	749,100
	VSE Corp.	2,300	78,458
	Wabash National Corp.	80,200	1,669,764
	Wabtec Corp.	126,500	3,289,000
	Walter Industries, Inc.	93,900	4,119,393
*	Washington Group International, Inc.	70,315	3,715,445
*	Waste Connections, Inc.	78,500	2,774,190
	Waste Industries USA, Inc.	21,600	280,368
*	Water Pik Technologies, Inc.	30,200	594,940
	Waters Instruments, Inc.	300	2,564
	Watsco, Inc. Class A	61,300	2,988,988
	Watsco, Inc. Class B	1,350	65,205
	Watson Wyatt & Co. Holdings	84,700	2,309,769
	Watts Water Technologies, Inc.	65,100	2,204,286
	Werner Enterprises, Inc.	2,800	49,980
*	WESCO International, Inc.	121,500	4,216,050
*	Westaff, Inc.	24,600	97,170
* #	Western Power & Equipment Corp.	3,373	6,122
*	Willis Lease Finance Corp.	9,500	87,400
*	Wolverine Tube, Inc.	37,300	262,219
	Woodward Governor Co.	29,591	2,413,146
	WSI Industries, Inc.	2,000	6,228
*	Xanser Corp.	43,200	103,680
	York International Corp.	93,900	5,387,982
Total Industrials
(Cost $358,496,091)			464,671,796

Health Care — (13.9%)
*	A.D.A.M., Inc.	700	4,095
* #	aaiPharma, Inc.	47,250	33,784
*	Abaxis, Inc.	27,900	320,013
*	Abgenix, Inc.	242,117	2,660,866
*	Abiomed, Inc.	69,770	699,095
*	Able Laboratories, Inc.	47,000	11,515
*	Acacia Research-CombiMatrix	78,938	136,563
*	Accelr8 Technology Corp.	880	2,666
*	Accelrys, Inc.	70,012	378,765
*	Access Pharmaceuticals, Inc.	40,100	28,471
* #	Acusphere, Inc.	9,850	57,130
*	Adolor Corp.	105,500	1,008,580
*	Advanced Magnetics, Inc.	14,500	140,650
*	Advanced Medical Optics, Inc.	43,612	1,716,568
*	Advanced Neuromodulation Systems, Inc.	54,598	2,811,251
* #	Advancis Pharmaceutical Corp.	3,768	3,467
* #	ADVENTRX Pharmaceuticals, Inc.	148,100	568,704
*	Air Methods Corp.	29,770	302,165

*	Akorn, Inc.	49,500	136,620
* #	Aksys, Ltd.	77,980	173,116
*	Albany Molecular Research, Inc.	86,260	1,438,817
*	Alexion Pharmaceuticals, Inc.	82,900	2,370,940
*	Align Technology, Inc.	165,910	1,129,847
*	Alkermes, Inc.	242,825	4,560,254
*	Alliance Imaging, Inc.	132,900	1,226,667
*	Allied Healthcare International, Inc.	96,983	508,191
*	Allied Healthcare Products, Inc.	6,800	35,292
*	Allos Therapeutics, Inc.	84,210	186,104
* #	Allscripts Healthcare Solutions, Inc.	110,842	1,970,771
*	Almost Family, Inc.	1,600	25,136
	Alpharma, Inc. Class A	111,200	2,960,144
*	Alteon, Inc.	61,700	17,893
* #	Amedisys, Inc.	41,175	1,610,766
*	America Services Group, Inc.	29,158	502,684
*	American Claims Evaluation, Inc.	1,000	2,000
*	American Dental Partners, Inc.	14,300	438,009
*	American Healthways, Inc.	91,200	3,985,440
*	American Medical Systems Holdings, Inc.	186,466	3,822,553
*	American Retirement Corp.	83,900	1,531,175
	American Shared Hospital Services	6,000	34,740
*	AMICAS, Inc.	124,580	691,419
*	AMN Healthcare Services, Inc.	77,400	1,196,604
*	Amsurg Corp.	79,033	2,200,293
	Analogic Corp.	40,200	2,003,970
*	Andrx Corp.	49,840	903,599
*	Angeion Corp.	215	551
*	AngioDynamics, Inc.	7,332	158,371
*	Anika Therapeutics, Inc.	27,871	353,962
* #	Antigenics, Inc.	123,013	675,341
*	AP Pharma, Inc.	45,823	71,484
* #	Aphton Corp.	94,488	62,409
*	Applera Corp. - Celera Genomics Group	194,800	2,286,952
* #	Applied Imaging Corp.	3,775	8,011
*	Apria Healthcare Group, Inc.	55,300	1,892,919
*	Aradigm Corp.	82,790	83,618
*	Arena Pharmaceuticals, Inc.	104,416	873,962
	Argonaut Technologies, Inc.	3,498	1,023
*	Ariad Pharmaceuticals, Inc.	163,331	1,355,647
*	Arqule, Inc.	93,874	717,197
*	Array BioPharma, Inc.	103,603	683,780
#	Arrhythmia Research Technology, Inc.	6,900	85,077
	Arrow International, Inc.	120,248	3,559,341
*	Arthrocare Corp.	49,692	1,807,298
*	Aspect Medical Systems, Inc.	57,686	1,751,347
* #	AtheroGenics, Inc.	101,800	1,807,968
	Atrion Corp.	3,300	216,282
*	ATS Medical, Inc.	75,097	259,836
*	AVANIR Pharmaceuticals Class A	290,400	1,071,576
*	Avant Immunotherapeutics, Inc.	141,134	184,886
*	AVI BioPharma, Inc.	119,200	256,280
*	Avigen, Inc.	54,843	149,721
* #	AXM Pharma, Inc.	47,000	78,960
*	Axonyx, Inc.	1,300	1,638
*	Bentley Pharmaceuticals, Inc.	57,560	659,062
*	Beverly Enterprises, Inc.	270,200	3,391,010
*	Bioanalytical Systems, Inc.	4,600	27,508
*	BioCryst Pharmaceuticals, Inc.	70,536	623,538
*	Bioenvision, Inc.	109,462	975,306
*	Bio-Imaging Technologies, Inc.	29,290	90,799
#	BioLase Technology, Inc.	61,408	343,885
*	Bio-Logic Systems Corp.	6,400	39,872
*	BioMarin Pharmaceutical, Inc.	197,782	1,706,859
*	Bio-Rad Laboratories, Inc. Class A	20,000	1,104,000
*	Bio-Reference Laboratories, Inc.	34,246	534,580
*	BioSante Pharmaceuticals, Inc.	51,300	200,583
*	BioScrip, Inc.	99,705	630,136
*	Biosite, Inc.	45,345	2,711,178
*	Biosource International, Inc.	9,600	120,192
*	Biospecifics Technologies Corp.	4,500	7,875
*	BioSphere Medical, Inc.	38,400	207,360
*	BioTime, Inc.	4,300	2,107
*	Bioveris Corp.	32,800	181,712
* #	Bovie Medical Corp.	1,800	3,942

* #	Bradley Pharmaceuticals, Inc.	40,951	435,719
* #	BriteSmile, Inc.	785	966
*	Bruker BioSciences Corp.	240,806	1,049,914
*	Caliper Life Sciences, Inc.	81,724	536,109
	Cambrex Corp.	72,600	1,380,852
* #	CancerVax Corp.	73,000	229,950
*	Candela Corp.	60,910	603,618
*	Cantel Medical Corp.	39,660	824,928
*	Capital Senior Living Corp.	69,300	568,260
*	Caprius, Inc.	27	70
*	Caraco Pharmaceutical Laboratories, Ltd.	70,950	635,003
*	Cardiac Sciences, Inc.	78,530	87,168
*	CardioDynamics International Corp.	126,602	172,179
* #	Cardiotech International, Inc.	47,263	84,601
* #	Cell Genesys, Inc.	122,636	728,458
* #	Cell Therapeutics, Inc.	174,300	446,208
*	Cellegy Pharmaceuticals, Inc.	64,796	91,362
*	Centene Corp.	114,800	3,499,104
*	Cepheid, Inc.	113,806	853,545
*	Cerus Corp.	60,000	405,600
*	Chad Therapeutics, Inc.	10,000	31,500
	Chemed Corp.	68,300	2,763,418
*	Cholestech Corp.	38,800	399,640
*	Ciphergen Biosystems, Inc.	75,886	136,595
* #	Clarient, Inc.	20,200	33,330
	Clinical Data, Inc.	1,787	43,245
	CNS, Inc.	38,620	1,016,092
*	Collagenex Pharmaceuticals, Inc.	38,843	356,579
* #	Columbia Laboratories, Inc.	112,700	315,560
*	Compex Technologies, Inc.	35,054	131,803
	Computer Programs & Systems, Inc.	31,100	1,028,788
*	Conceptus, Inc.	74,236	777,993
*	Conmed Corp.	84,054	2,459,420
*	Connetics Corp.	96,160	1,832,810
* #	Corautus Genetics, Inc.	1,542	7,201
*	Corgentech, Inc.	40,430	102,692
* #	Cortex Pharmaceuticals, Inc.	22,100	55,692
*	Corvel Corp.	12,800	302,976
*	Cotherix, Inc.	37,600	524,144
*	Critical Therapeutics, Inc.	43,200	264,384
*	Criticare Systems, Inc.	31,300	159,943
*	Cross Country Healthcare, Inc.	87,057	1,688,906
*	CryoLife, Inc.	64,000	499,200
*	Cubist Pharmaceuticals, Inc.	143,740	2,597,382
*	CuraGen Corp.	137,060	598,952
* #	Curative Health Services, Inc.	39,000	88,140
*	Curis, Inc.	129,349	587,244
*	CV Therapeutics, Inc.	117,205	3,184,460
*	Cyberonics, Inc.	66,700	2,553,276
*	Cygnus, Inc.	100	12
*	Cypress Bioscience, Inc.	82,133	1,130,150
*	Cytogen Corp.	43,370	190,394
* #	CytRx Corp.	1,700	1,428
	Datascope Corp.	39,134	1,265,985
*	Daxor Corp.	4,600	74,382
*	Del Global Technologies Corp.	10,927	30,869
* #	Dendreon Corp.	159,878	927,292
*	Dendrite International, Inc.	114,959	2,081,907
*	DepoMed, Inc.	107,234	564,051
	Diagnostic Products Corp.	76,600	4,136,400
*	Digene Corp.	54,000	1,561,680
*	Dionex Corp.	56,215	2,962,531
*	Discovery Laboratories, Inc.	144,523	901,824
*	Discovery Partners International, Inc.	71,318	210,388
*	Diversa Corp.	118,730	565,155
*	DJ Orthopedics, Inc.	57,900	1,606,725
*	DOV Pharmaceutical, Inc.	61,428	922,649
* #	Durect Corp.	139,866	832,203
*	DUSA Pharmaceuticals, Inc.	45,600	490,200
*	Dyax Corp.	102,400	555,008
* #	Dynacq Healthcare, Inc.	22,200	110,112
* #	Dynavax Technologies Corp.	3,500	23,625
*	Eclipsys Corp.	17,600	297,088
*	Elite Pharmaceuticals, Inc.	50,900	139,975
*	Embrex, Inc.	16,700	214,261

*	Emeritus Corp.	15,100	228,916
*	Emisphere Technologies, Inc.	62,842	201,094
*	Encore Medical Corp.	139,000	768,670
*	Encysive Pharmaceuticals, Inc.	156,798	1,941,159
* #	Endocare, Inc.	25,800	94,815
*	Endologix, Inc.	88,951	426,075
*	Enpath Medical, Inc.	11,600	92,800
*	Entremed, Inc.	134,500	341,630
*	Enzo Biochem, Inc.	86,804	1,374,975
*	Enzon Pharmaceuticals, Inc.	51,600	360,684
*	EP Medsystems, Inc.	14,900	42,614
*	EPIX Pharmaceuticals, Inc.	62,828	535,923
*	eResearch Technology, Inc.	136,310	2,101,900
*	Ergo Science Corp.	7,150	12,870
*	Escalon Medical Corp.	3,200	28,288
*	Exact Sciences Corp.	70,905	175,135
*	Exactech, Inc.	10,800	149,040
*	Exelixis, Inc.	214,421	1,606,013
*	E-Z-EM, Inc.	8,562	117,556
*	First Horizon Pharmaceutical Corp.	93,864	1,940,169
*	Fischer Imaging Corp.	9,100	9,100
*	Five Star Quality Care, Inc.	32,600	244,174
* #	Genaera Corp.	23,000	58,420
*	Genaissance Pharmaceuticals, Inc.	40,875	58,043
*	Gene Logic, Inc.	85,672	433,500
*	Genesis HealthCare Corp.	53,550	2,147,355
*	Genta, Inc.	162,275	172,012
*	Gentiva Health Services, Inc.	62,137	1,176,875
*	GenVec, Inc.	116,369	300,232
* #	Geron Corp.	147,309	1,598,303
*	Greatbatch, Inc.	58,300	1,457,500
* #	GTC Biotherapeutics, Inc.	59,964	103,138
*	Guilford Pharmaceuticals, Inc.	116,020	429,274
*	Haemonetics Corp.	84,900	3,772,956
*	Hanger Orthopedic Group, Inc.	58,052	464,997
*	Harvard Bioscience, Inc.	80,517	234,304
*	HealthAxis, Inc.	750	1,223
*	HealthExtras, Inc.	103,535	2,148,351
*	HealthStream, Inc.	200	756
*	HealthTronics Surgical Services, Inc.	91,336	1,017,483
* #	Hemispherx Biopharma, Inc.	95,100	160,719
*	Hi-Tech Pharmacal, Inc.	20,250	498,555
*	HMS Holdings Corp.	53,214	376,755
*	Hollis-Eden Pharmaceuticals, Inc.	52,153	417,224
*	Hologic, Inc.	58,800	2,835,924
	Hooper Holmes, Inc.	184,000	776,480
*	Horizon Health Corp.	26,500	662,500
*	Human Genome Sciences, Inc.	173,163	2,235,534
*	ICOS Corp.	156,133	4,079,755
*	ICU Medical, Inc.	37,350	1,134,320
*	IDM Pharma, Inc.	1,788	9,460
*	IDX Systems Corp.	83,851	2,658,077
*	I-Flow Corp.	60,400	866,136
*	Illumina, Inc.	104,242	1,271,752
* #	Immtech International, Inc.	30,800	349,888
*	Immucor, Inc.	122,718	2,904,735
*	Immunicon Corp.	34,663	122,014
*	ImmunoGen, Inc.	110,353	700,742
* #	Immunomedics, Inc.	140,600	247,456
* #	Impax Laboratories, Inc.	152,044	1,683,887
* #	Implant Sciences Corp.	27,100	172,085
*	Incyte Corp.	224,405	1,651,621
*	Indevus Pharmaceuticals, Inc.	126,894	337,538
* #	Inhibitex, Inc.	33,100	311,140
*	InKine Pharmaceutical Co., Inc.	21,400	75,328
*	Innovative Clinical Solutions, Ltd.	568	2
* #	Inovio Biomedical Corp.	15,100	39,260
* #	Insite Vision, Inc.	18,000	9,900
* #	Insmed, Inc.	69,118	69,118
*	Inspire Pharmaceuticals, Inc.	113,569	1,016,443
*	Integra LifeSciences Holdings	79,355	2,744,096
* #	IntegraMed America, Inc.	6,131	76,760
*	Intermagnetics General Corp.	75,742	2,212,424
* #	InterMune, Inc.	88,000	1,410,640
* #	Interpharm Holdings, Inc.	57,600	85,824

*	IntraBiotics Pharmaceuticals, Inc.	19,300	70,252
* #	Introgen Therapeutics, Inc.	83,523	491,115
	Invacare Corp.	82,300	3,423,680
*	Inverness Medical Innovations, Inc.	7,461	212,639
*	Iomed, Inc.	16,500	35,310
*	Iridex Corp.	12,100	97,647
*	IRIS International, Inc.	44,324	770,794
*	Isis Pharmaceuticals, Inc.	155,300	784,265
* #	Isolagen, Inc.	78,000	185,640
*	Ista Pharmaceuticals, Inc.	68,645	499,736
* #	I-Trax, Inc.	58,600	76,766
*	IVAX Diagnostics, Inc.	6,300	24,570
* #	iVow, Inc.	6,500	2,470
*	Kendle International, Inc.	35,903	868,853
* #	Kensey Nash Corp.	30,054	910,636
*	Keryx Biopharmaceuticals, Inc.	99,850	1,673,486
	Kewaunee Scientific Corp.	2,000	17,740
*	Kindred Healthcare, Inc.	103,778	3,175,607
*	Kosan Biosciences, Inc.	87,706	644,639
*	K-V Pharmaceutical Co. Class A	97,150	1,657,379
*	K-V Pharmaceutical Co. Class B	20,975	359,092
*	Kyphon, Inc.	108,690	4,813,880
*	LabOne, Inc.	47,185	2,039,808
*	Lannet Co., Inc.	64,630	317,333
* #	Large Scale Biology Corp.	10,700	9,309
* #	Laserscope	59,550	1,741,838
	LCA-Vision, Inc.	54,925	2,254,671
	Lectec Corp.	3,900	5,070
*	Lexicon Genetics, Inc.	172,118	765,925
*	Lifecell Corp.	86,600	2,076,668
*	Lifecore Biomedical, Inc.	35,130	386,430
*	Lifeline Systems, Inc.	9,200	311,144
*	Ligand Pharmaceuticals, Inc. Class B	192,200	1,508,770
*	Lipid Sciences, Inc.	67,308	245,001
*	Luminex Corp.	84,543	858,957
*	Magellan Health Services, Inc.	88,507	3,137,573
* #	Martek Biosciences Corp.	85,520	4,361,520
*	Matria Healthcare, Inc.	55,239	2,002,414
*	Matritech, Inc.	30,500	19,215
*	Matrixx Initiatives, Inc.	25,675	338,910
*	Maxim Pharmaceuticals, Inc.	66,333	88,886
*	Maxygen, Inc.	93,452	830,788
*	Medarex, Inc.	298,862	3,003,563
*	MedCath Corp.	49,049	1,216,906
* #	Med-Design Corp.	17,351	9,717
*	Medical Action Industries, Inc.	27,839	476,604
*	Medical Staffing Network Holdings, Inc.	78,100	451,418
*	Medicore, Inc.	3,800	44,270
*	MEDTOX Scientific, Inc.	7,745	56,616
*	Memory Pharmaceuticals Corp.	1,200	2,736
*	Memry Corp.	77,200	203,808
	Mentor Corp.	13,200	694,320
*	Merge Technologies, Inc.	71,294	1,329,633
	Meridian Bioscience, Inc.	40,704	1,037,952
*	Merit Medical Systems, Inc.	71,776	1,253,927
*	Metropolitan Health Networks, Inc.	131,700	335,835
*	Micro Therapeutics, Inc.	130,203	760,386
*	Microtek Medical Holdings, Inc.	116,716	408,506
* #	Milestone Scientific, Inc.	17,500	36,400
*	Miravant Medical Technologies	1,800	774
*	Molecular Devices Corp.	45,740	954,136
*	Molina Healthcare, Inc.	74,000	2,015,020
*	MTS Medication Technologies	500	2,555
*	Myogen, Inc.	68,373	1,415,321
*	Myriad Genetics, Inc.	79,957	1,580,750
*	Nabi Biopharmaceuticals	158,850	2,139,710
*	Nanogen, Inc.	123,810	418,478
* #	Nastech Pharmaceutical Co., Inc.	48,533	690,625
*	National Dentex Corp.	5,250	105,105
	National Home Health Care Corp.	7,265	83,330
*	National Medical Health Card Systems, Inc.	12,600	355,194
	National Research Corp.	7,000	113,750
*	Natus Medical, Inc.	46,500	491,970
	NDCHealth Corp.	99,800	1,877,238
*	Nektar Therapeutics	229,383	3,917,862

*	Neogen Corp.	24,125	389,619
*	Neopharm, Inc.	63,617	855,649
*	Neose Technologies, Inc.	68,001	171,363
*	Neurobiological Technologies, Inc.	2,700	9,990
*	Neurocrine Biosciences, Inc.	35,700	1,635,060
*	Neurogen Corp.	89,107	597,017
*	New Brunswick Scientific Co., Inc.	8,634	49,040
*	NMT Medical, Inc.	33,199	328,338
*	North American Scientific, Inc.	39,750	93,413
*	Northfield Laboratories, Inc.	69,585	942,181
*	NovaMed, Inc.	57,967	411,566
* #	Novavax, Inc.	102,771	155,184
*	Noven Pharmaceuticals, Inc.	63,608	1,059,709
*	Novoste Corp.	25,200	17,640
*	NPS Pharmaceuticals, Inc.	100,920	1,006,172
*	Nutraceutical International Corp.	30,064	443,444
* #	Nutrition 21, Inc.	500	540
*	NuVasive, Inc.	64,152	1,220,171
*	Nuvelo, Inc.	114,681	1,075,708
	NWH, Inc.	4,200	59,220
* #	OCA, Inc.	130,851	170,106
*	Odyssey Healthcare, Inc.	96,300	1,608,210
*	Omnicell, Inc.	69,376	627,853
*	Onyx Pharmaceuticals, Inc.	91,700	1,826,664
*	Optical Sensors, Inc.	1,633	5,511
#	Option Care, Inc.	86,350	1,167,452
*	OraSure Technologies, Inc.	120,650	1,118,426
*	Orchid Cellmark, Inc.	63,074	567,666
*	Orthologic Corp.	98,863	417,202
*	Oscient Pharmaceutical Corp.	199,392	458,602
*	Osteotech, Inc.	45,200	252,216
	Owens & Minor, Inc.	107,200	3,072,352
*	Oxigene, Inc.	52,100	262,584
*	Pain Therapeutics, Inc.	118,422	728,295
* #	PainCare Holdings, Inc.	140,800	561,792
*	Palatin Technologies, Inc.	62	120
*	Palomar Medical Technologies, Inc.	45,594	1,103,831
* #	Panacos Pharmaceuticals, Inc.	80,037	732,339
*	Par Pharmaceutical Companies, Inc.	88,100	2,129,377
*	Parexel International Corp.	67,962	1,317,104
*	Patient Infosystems, Inc.	733	3,995
*	PDI, Inc.	38,159	534,989
*	Pediatric Services of America, Inc.	18,680	254,048
*	Pediatrix Medical Group, Inc.	51,600	3,825,108
*	Penwest Pharmaceuticals Co.	58,700	858,781
	Perrigo Co.	243,947	3,495,761
*	Per-Se Technologies, Inc.	88,027	1,697,161
*	Pharmacopia Drug Discovery, Inc.	26,450	97,072
*	Pharmacyclics, Inc.	53,301	479,176
* #	Pharmanetics, Inc.	1,000	325
*	Pharmion Corp.	82,740	2,056,089
*	PhotoMedex, Inc.	130,944	307,718
*	Point Therapeutics, Inc.	660	2,739
	PolyMedica Corp.	72,149	2,579,327
*	Possis Medical, Inc.	46,654	607,902
*	Pozen, Inc.	78,067	696,358
*	PRAECIS Pharmaceuticals, Inc.	49,004	28,912
* #	Premier Laser Systems, Inc. Class A	3,400	3
*	Priority Healthcare Corp.	96,039	2,678,528
*	Progenics Pharmaceuticals, Inc.	57,100	1,346,418
*	ProxyMed, Inc.	10,679	54,783
*	PSS World Medical, Inc.	176,100	2,551,689
	Psychemedics Corp.	8,225	122,635
*	Psychiatric Solutions, Inc.	55,333	2,644,917
* #	QuadraMed Corp.	38,906	68,086
*	Questcor Pharmaceuticals, Inc.	26,700	15,753
*	Quidel Corp.	86,335	702,767
*	Quigley Corp.	24,006	222,056
*	Quinton Cardiology Systems, Inc.	34,800	286,056
*	Radiation Therapy Services, Inc.	61,300	1,646,518
*	Radiologix, Inc.	56,700	229,635
*	Regeneration Technologies, Inc.	69,240	640,470
*	Regeneron Pharmaceuticals, Inc.	145,137	1,084,173
*	RegeneRx Biopharmaceuticals, Inc.	8,800	30,360
*	RehabCare Group, Inc.	42,700	959,469

*	Renovis, Inc.	66,100	876,486
*	Repligen Corp.	81,300	317,883
*	Res-Care, Inc.	37,785	568,664
*	Retractable Technologies, Inc.	1,500	6,600
*	Rigel Pharmaceuticals, Inc.	63,622	1,280,711
*	Rita Medical Systems, Inc.	112,021	396,554
*	Rochester Medical Corp.	8,800	80,080
*	Rural/Metro Corp.	14,000	139,580
*	Sangamo BioSciences, Inc.	65,897	280,062
*	Santarus, Inc.	41,800	239,514
*	Savient Pharmaceuticals, Inc.	76,600	309,464
*	Schick Technologies, Inc.	9,000	229,500
*	SciClone Pharmaceuticals, Inc.	123,969	637,201
*	Seattle Genetics, Inc.	113,865	668,388
*	Senesco Technologies, Inc.	28,000	47,320
*	Senomyx, Inc.	68,398	1,193,545
*	Sequenom, Inc.	60,006	45,005
*	SeraCare Life Sciences, Inc.	4,780	74,998
*	Serologicals Corp.	93,922	2,234,404
*	SFBC International, Inc.	49,318	2,005,763
*	Sierra Health Services, Inc.	41,236	2,775,183
* #	Sirna Therapeutics, Inc.	105,375	427,823
*	Sonic Innovations, Inc.	57,400	288,722
*	SonoSite, Inc.	41,645	1,490,891
*	Sonus Pharmaceuticals, Inc.	55,550	276,639
	Span-American Medical System, Inc.	2,700	30,240
*	Specialty Laboratories, Inc.	60,000	667,200
*	Spectranetics Corp.	69,582	616,497
* #	Spectrum Pharmaceuticals, Inc.	39,808	192,671
*	SRI/Surgical Express, Inc.	8,700	60,204
*	Staar Surgical Co.	64,500	329,595
*	StemCells, Inc.	2,600	14,170
*	Stratagene Corp.	4,926	43,891
*	Strategic Diagnostics, Inc.	52,550	197,588
*	Sun Healthcare Group, Inc.	41,392	271,945
*	SunLink Health Systems, Inc.	1,048	9,034
* #	Sunrise Senior Living, Inc.	56,165	3,335,639
*	SuperGen, Inc.	132,959	898,803
* #	SurModics, Inc.	49,392	1,834,419
*	Sybron Dental Specialties, Inc.	99,700	3,865,369
*	Symbion, Inc.	57,301	1,533,948
*	Synovis Life Technologies, Inc.	29,800	277,140
*	Synthetech, Inc.	15,700	9,577
*	Tanox, Inc.	120,970	1,595,594
*	Telik, Inc.	135,100	2,067,030
*	The Medicines Co.	133,392	2,950,631
*	Theragenics Corp.	84,300	261,330
*	Third Wave Technologies, Inc.	106,973	549,841
*	Thoratec Corp.	130,343	2,133,715
*	Threshold Pharmaceuticals, Inc.	16,100	186,116
* #	Titan Pharmaceuticals, Inc.	84,100	159,790
*	TLC Vision Corp.	32,060	276,357
*	Transgenomic, Inc.	349	370
* #	Trestle Holdings, Inc.	450	356
*	Trimeris, Inc.	56,878	653,528
*	TriPath Imaging, Inc.	102,952	816,409
*	Tripos, Inc.	10,720	45,667
*	TriZetto Group, Inc.	118,732	1,862,905
*	U.S. Physical Therapy, Inc.	32,298	609,786
*	United Surgical Partners International, Inc.	111,175	4,259,114
*	United Therapeutics Corp.	58,458	4,104,336
* #	Urologix, Inc.	37,142	165,282
	Utah Medical Products, Inc.	5,000	123,850
*	Varian, Inc.	91,299	3,250,244
* #	Vascular Solutions, Inc.	39,400	401,880
*	Vaxgen, Inc.	42,400	604,200
*	Ventana Medical Systems, Inc.	93,742	3,795,614
*	Ventiv Health, Inc.	69,477	1,577,128
*	Vertex Pharmaceuticals, Inc.	211,129	3,884,774
*	Viasys Healthcare, Inc.	84,200	2,267,506
*	Vical, Inc.	47,255	224,934
*	Vicuron Pharmaceuticals, Inc.	157,650	4,541,897
*	Virbac Corp.	22,000	84,700
*	Virologic, Inc.	316,574	772,441
*	ViroPharma, Inc.	73,125	1,231,425

* #	Vision-Sciences, Inc.	5,100	9,792
*	VistaCare, Inc.	43,945	754,975
*	Vital Images, Inc.	33,092	645,956
	Vital Signs, Inc.	33,840	1,521,785
*	Vivus, Inc.	114,964	432,265
	West Pharmaceutical Services, Inc.	80,600	2,285,010
*	Wright Medical Group, Inc.	88,026	2,127,588
*	Zevex International, Inc.	3,400	16,524
*	Zila, Inc.	118,529	419,593
*	Zoll Medical Corp.	24,862	663,070
*	ZymeTx, Inc.	700	34
*	Zymogenetics, Inc.	159,114	2,679,480
Total Health Care
(Cost $384,557,648)			423,241,096

Financials — (12.0%)
	1st Independence Financial Group, Inc.	3,000	59,700
	1st Source Corp.	55,831	1,330,453
#	21st Century Holding Co.	9,450	110,659
	21st Century Insurance Group	226,100	3,357,585
*	A. B. Watley Group, Inc.	9,400	207
	ABC Bancorp	31,124	577,350
	Abigail Adams National Bancorp	363	5,830
* #	Accredited Home Lenders Holding Co.	58,556	2,345,753
*	ACE Cash Express, Inc.	36,832	813,251
	Advanta Corp. Class A	25,017	670,706
	Advanta Corp. Class B Non-Voting	49,242	1,420,632
*	Aether Holdings, Inc.	118,842	429,020
* #	Agility Capital, Inc.	500	3
	Alabama National Bancorporation	45,846	3,011,624
	Alfa Corp.	216,268	3,298,087
	Amcore Financial, Inc.	66,665	2,058,615
	Amegy Bancorporation, Inc.	183,720	4,128,188
*	AMEN Properties, Inc.	1,975	12,521
	Ameriana Bancorp	2,912	41,205
* #	American Business Financial Services, Inc.	5,074	152
*	American Independence Corp.	8,500	110,840
*	American Physicians Capital, Inc.	22,700	1,003,567
	American Physicians Services Group, Inc.	100	1,280
*	American West Bancorporation	3,552	81,163
*	AmeriServe Financial, Inc.	50,766	253,830
	Anchor Bancorp Wisconsin, Inc.	60,417	1,840,906
*	Arch Capital Group, Ltd.	5,100	221,595
*	Argonaut Group, Inc.	74,701	1,860,802
	Arrow Financial Corp.	10,239	289,764
*	ASB Financial Corp.	900	18,000
	ASTA Funding, Inc.	36,600	1,130,574
*	Atlantic American Corp.	21,140	60,249
	Atlantic Liberty Financial Corp.	1,700	48,263
	Baldwin & Lyons, Inc. Class B	28,925	750,604
*	Bancinsurance Corp.	5,700	26,220
	Bancorp Rhode Island, Inc.	2,100	76,860
*	Bancshares of Florida, Inc.	15,028	297,554
	Bank of Granite Corp.	16,400	325,540
	Bank of The Ozarks, Inc.	44,900	1,497,415
	BankAtlantic Bancorp, Inc. Class A	150,385	2,564,064
	BankUnited Financial Corp. Class A	80,475	1,899,210
	Banner Corp.	31,251	869,090
	Bar Harbor Bankshares	300	8,118
	Bay View Capital Corp.	17,155	268,647
	Beverly Hills Bancorp, Inc.	37,437	390,468
*	BFC Financial Corp.	10,938	83,348
*	BNS Holding, Inc. Class A	4,120	27,810
	Boston Private Financial Holdings, Inc.	75,600	2,008,692
	Bristol West Holdings, Inc.	84,700	1,478,015
	Brookline Bancorp, Inc.	166,519	2,571,053
	Bryn Mawr Bank Corp.	1,600	34,608
	BWC Financial Corp.	1,900	53,048
	C&F Financial Corp.	300	11,749
	California First National Bancorp	10,400	133,952
	Camco Financial Corp.	8,251	115,679
	Camden National Corp.	900	34,209
	Capital Bank Corp.	1,600	26,176
	Capital Corp. of the West	9,082	292,350
*	Capital Crossing Bank	11,800	439,668

	Capital Southwest Corp.	300	24,600
	Capitol Bancorp, Ltd.	8,964	300,832
*	Cardinal Financial Corp.	63,852	637,881
	Cash America International, Inc.	79,300	1,662,921
*	Cash Systems, Inc.	5,000	35,000
	Cavalry Bancorp, Inc.	500	10,750
#	Center Bancorp, Inc.	3,966	45,133
	Center Financial Corp.	44,138	1,121,988
*	Centerstate Banks of Florida, Inc.	2,300	78,775
	Central Bancorp, Inc.	1,600	44,600
*	Central Coast Bancorp	4,600	96,232
	Central Pacific Financial Corp.	82,000	2,835,560
	Central Virginia Bankshares, Inc.	2,102	60,748
	Century Bancorp, Inc. Class A	1,000	33,515
*	Ceres Group, Inc.	92,895	577,807
	CFS Bancorp, Inc.	23,720	326,862
	Charter Financial Corp.	22,811	782,874
	Chemical Financial Corp.	67,873	2,214,017
#	Chester Valley Bancorp, Inc.	603	14,834
	Chittenden Corp.	125,253	3,376,821
	Citizens Banking Corp.	116,462	3,527,634
	Citizens First Bancorp, Inc.	11,093	244,823
	Citizens South Banking Corp.	17,229	212,778
* #	Citizens, Inc.	100,886	726,379
	City Holding Co.	44,692	1,641,090
	Clark, Inc.	49,524	805,260
*	CNA Surety Corp.	113,418	1,417,725
#	CNB Financial Corp.	1,100	16,500
	CoBiz, Inc.	12,925	235,881
	Columbia Banking System, Inc.	41,987	1,107,617
	Commercial Bancshares, Inc.	7,940	309,660
	Commercial Capital Bancorp, Inc.	34,625	620,826
	Commercial Federal Corp.	106,000	3,594,460
#	Commercial National Financial Corp.	3,200	66,272
	Community Bancorp, Inc.	423	13,790
	Community Bank System, Inc.	82,400	1,947,112
	Community Banks, Inc.	4,931	139,794
	Community Bankshares, Inc.	210	3,454
	Community Central Bank Corp.	1,600	22,720
	Community Trust Bancorp, Inc.	18,704	601,147
	Community West Bancshares	5,500	67,650
*	CompuCredit Corp.	101,682	4,256,409
	Consolidated-Tokoma Land Co.	6,100	457,500
*	Consumer Portfolio Services, Inc.	3,300	16,196
	Cooperative Bankshares, Inc.	2,100	39,417
	Corus Bankshares, Inc.	75,044	4,366,810
*	Cowlitz Bancorporation	500	6,749
	Crawford & Co. Class A	27,300	195,468
	Crawford & Co. Class B	25,300	185,955
* #	Credit Acceptance Corp.	95,699	1,323,039
	CVB Financial Corp.	165,917	3,285,157
*	Danielson Holding Corp.	265,535	3,377,605
*	Dearborn Bancorp, Inc.	5	128
	Delphi Financial Group, Inc. Class A	75,550	3,558,405
	Delta Financial Corp.	54,700	492,847
	Dime Community Bancshares	100,300	1,525,563
	Donegal Group, Inc. Class A	20,214	460,071
	Donegal Group, Inc. Class B	3,910	75,463
	EFC Bancorp, Inc.	4,600	158,194
*	E-Loan, Inc.	176,100	725,532
	EMC Insurance Group, Inc.	16,860	303,480
*	Encore Capital Group, Inc.	60,100	1,070,982
*	Epoch Holding Corp.	8,400	38,388
	ESB Financial Corp.	11,762	149,613
*	eSpeed, Inc.	84,500	646,425
*	EZCORP, Inc. Class A Non-Voting	10,800	176,364
	F.N.B. Corp.	154,420	2,796,546
	FBL Financial Group, Inc. Class A	74,200	2,223,774
	Federal Agriculture Mortgage Corporation	27,300	637,728
	Fidelity Bankshares, Inc.	67,348	2,027,848
	Fidelity Southern Corp.	8,800	148,720
	Financial Federal Corp.	47,100	1,839,255
*	Financial Industries Corp.	12,482	95,175
*	Firebrand Financial Group, Inc.	9,100	773
*	First Acceptance Corp.	127,200	1,227,480

	First Albany Companies, Inc.	9,098	54,315
	First Bancorp	9,315	195,615
*	First Bancshares, Inc.	1	18
*	First Bank of Delaware	6,967	21,598
	First Busey Corp.	4,414	85,764
*	First Cash Financial Services, Inc.	41,581	997,944
	First Charter Corp.	82,008	1,917,347
	First Citizens BancShares, Inc.	1,300	214,500
	First Commonwealth Financial Corp.	188,751	2,595,326
	First Community Bancorp	43,100	2,034,320
	First Community Bancshares, Inc.	30,461	894,335
	First Defiance Financial Corp.	12,659	365,339
	First Federal Bancshares of Arkansas, Inc.	5,800	134,270
	First Federal Bankshares, Inc.	1,603	31,178
	First Financial Bancorp	117,453	2,114,154
	First Financial Bankshares, Inc.	23,826	825,571
	First Financial Corp.	2,550	73,899
	First Financial Holdings, Inc.	32,728	1,014,895
	First Franklin Corp.	300	5,043
	First Indiana Corp.	40,322	1,358,448
*	First Investors Financial Services Group, Inc.	5,400	25,029
	First Keystone Financial, Inc.	2,000	39,860
	First M&F Corp.	4,300	146,845
*	First Mariner Bancorp	4,900	88,886
	First Merchants Corp.	49,729	1,292,954
	First Midwest Bancorp, Inc.	7,375	279,807
	First Mutual Bancshares, Inc.	5,563	143,748
	First Niagara Financial Group, Inc.	269,404	3,817,455
	First Oak Brook Bancshares, Inc.	3,150	95,697
	First PacTrust Bancorp, Inc.	8,200	215,660
	First Place Financial Corp.	39,858	845,787
	First Republic Bank	68,825	2,477,700
	First South Bancorp, Inc.	5,900	195,821
	First State Bancorporation	41,476	936,943
	First United Corp.	4,500	89,505
	Firstbank Corp.	2,976	76,502
	FirstBank NW Corp.	2,928	81,720
*	FirstCity Financial Corp.	30,400	338,960
*	FirstFed Financial Corp.	44,600	2,566,730
	Flag Financial Corp.	6,500	99,125
	Flagstar Bancorp, Inc.	167,500	2,889,375
	Flushing Financial Corp.	51,914	905,899
	FMS Financial Corp.	4,900	82,565
	FNB Corp./North Carolina	3,740	78,428
	FNB Financial Services Corp.	3,281	55,843
	Foothill Independent Bancorp	11,982	253,060
*	FPIC Insurance Group, Inc.	27,346	956,837
*	Franklin Bank Corp.	62,857	1,137,083
	Frontier Financial Corp.	68,709	2,048,215
#	GAMCO Investors, Inc.	18,800	843,368
	Gateway Financial Holdings, Inc.	19,065	343,170
	GB & T Bancshares, Inc.	6,218	134,558
	Glacier Bancorp, Inc.	84,271	2,509,590
	Gold Banc Corporation, Inc.	63,565	963,645
	Great American Financial Resources, Inc.	54,600	1,086,540
	Great Southern Bancorp, Inc.	13,600	413,168
	Greater Bay Bancorp	138,112	3,480,422
	Greater Communications Bancorp	4,807	76,431
	Greene County Bancshares, Inc.	3,800	97,812
*	Grubb & Ellis Co.	14,900	105,790
	Guaranty Bancshares, Inc.	3,000	69,000
	Guaranty Federal Bancshares, Inc.	3,000	75,240
	Hancock Holding Co.	87,229	2,869,834
	Hanmi Financial Corp.	134,043	2,459,689
	Harbor Florida Bancshares, Inc.	64,491	2,348,762
	Harleysville Group, Inc.	81,902	1,857,537
	Harleysville National Corp.	74,375	1,669,734
	Heartland Financial USA, Inc.	6,345	123,727
	Heritage Commerce Corp.	7,200	147,960
	Heritage Financial Corp.	7,500	167,250
	HF Financial Corp.	4,530	81,313
	Hilb Rogal Hamilton Co.	96,200	3,388,164
	HMN Financial, Inc.	4,400	141,240
	Home Federal Bancorp	4,861	120,456
	HopFed Bancorp, Inc.	2,100	33,264

	Horace Mann Educators Corp.	114,938	2,250,486
	Horizon Financial Corp.	26,874	573,222
	IBERIABANK Corp.	25,916	1,308,758
#	IBT Bancorp, Inc.	2,100	90,363
	Independence Holding Co.	5,250	93,712
	Independent Bank Corp. MA	41,523	1,273,926
	Independent Bank Corp. MI	57,084	1,728,504
	Infinity Property & Casualty Corp.	55,446	1,803,104
	Instinet Group, Inc.	33,471	167,355
	Integra Bank Corp.	46,438	1,065,752
	Interchange Financial Services Corp.	23,300	409,381
*	Investment Technology Group, Inc.	113,500	3,115,575
*	Investors Capital Holdings, Ltd.	100	380
	Investors Title Co.	1,400	55,314
	Irwin Financial Corp.	75,500	1,585,500
*	ITLA Capital Corp.	9,800	526,750
*	Jones Lang LaSalle, Inc.	83,100	4,099,323
*	Kennedy-Wilson, Inc.	8,800	105,160
	KNBT Bancorp, Inc.	7,184	120,332
*	Knight Capital Group, Inc.	286,123	2,409,156
*	LaBranche & Co., Inc.	112,200	962,676
*	Ladenburg Thalmann Financial Services, Inc.	26,069	13,034
	Lakeland Bancorp, Inc.	15,617	237,066
	LandAmerica Financial Group, Inc.	48,800	2,885,056
	Leesport Financial Corp.	2,851	65,573
	Lincoln Bancorp	1,200	19,752
	LNB Bancorp, Inc.	1,259	21,944
	LSB Bancshares, Inc.	5,236	91,871
	LSB Corp.	4,300	72,455
	Macatawa Bank Corp.	700	25,025
	MAF Bancorp, Inc.	86,227	3,701,725
	Main Street Banks, Inc.	56,832	1,522,529
*	Marlin Business Services, Inc.	12,322	283,406
	MASSBANK Corp.	7,000	242,550
*	Matrix Bancorp, Inc.	6,500	84,500
*	Mays (J.W.), Inc.	200	3,280
	MB Financial, Inc.	76,969	2,987,937
	MBT Financial Corp.	46,125	893,902
	MCG Capital Corp.	134,534	2,451,209
*	Meadowbrook Insurance Group, Inc.	77,500	414,625
	Medallion Financial Corp.	45,822	493,503
	Mercantile Bank Corp.	7,644	347,038
*	Mercer Insurance Group, Inc.	1,600	20,960
	Merchants Bancshares, Inc.	6,150	169,248
	Merchants Group, Inc.	1,300	34,710
	Meta Financial Group, Inc.	2,400	43,992
*	Metris Companies, Inc.	164,100	2,399,142
	MetroCorp. Bancshares, Inc.	7,000	165,550
	MFB Corp.	1,300	33,930
	MicroFinancial, Inc.	20,300	82,824
	Midland Co.	11,200	354,032
	Mid-State Bancshares	61,803	1,760,767
	Midwest Banc Holdings, Inc.	49,420	1,182,126
	MidWestOne Financial Group, Inc.	196	3,646
	Municipal Mortgage & Equity, L.L.C.	91,300	2,369,235
	MutualFirst Financial, Inc.	2,584	58,980
	Nara Bancorp, Inc.	60,711	845,704
	National Penn Bancshares, Inc.	93,510	2,463,988
*	National Western Life Insurance Co. Class A	1,000	196,980
*	Navigators Group, Inc.	33,884	1,255,741
*	NBC Capital Corp.	200	4,772
	NBT Bancorp, Inc.	87,499	2,126,226
	NetBank, Inc.	57,533	498,236
	New Hampshire Thrift Bancshares, Inc.	619	8,883
	NewMil Bancorp, Inc.	4,400	134,024
*	Newtek Business Services, Inc.	89,188	213,873
* #	North Bay Bancorp	131	3,732
	North Central Bancshares, Inc.	1,700	63,920
	Northeast Bancorp	900	19,125
	Northrim BanCorp, Inc.	6,068	152,317
	Northway Financial, Inc.	2,600	87,438
	Northwest Bancorp, Inc.	137,309	3,116,914
	NYMAGIC, Inc.	8,700	210,975
	Oak Hill Financial, Inc.	3,000	92,460
	OceanFirst Financial Corp.	33,880	789,404

*	Ocwen Financial Corp.	162,434	1,115,922
	Ohio Casualty Corp.	142,349	3,595,736
	Ohio Valley Banc Corp.	1,800	45,243
	Old National Bancorp	96,100	2,153,601
	Omega Financial Corp.	8,867	267,163
	PAB Bankshares, Inc.	2,100	33,306
	Pacific Capital Bancorp	123,947	3,884,499
	Pacific Continental Corp.	1,118	17,989
*	Pacific Mercantile Bancorp	8,020	131,528
*	Pacific Premier Bancorp, Inc.	3,900	48,087
	Pamrapo Bancorp, Inc.	5,100	110,670
*	PanAmerican Bancorp	600	3,024
	Park Bancorp, Inc.	1,200	36,780
	Parkvale Financial Corp.	5,700	160,597
	Partners Trust Financial Group, Inc.	12,189	144,440
	PAULA Financial	6,100	12,017
*	Pelican Financial, Inc.	300	1,995
*	Penn Treaty American Corp.	31,700	317,000
	Pennfed Financial Services, Inc.	14,800	284,456
	Penns Woods Bancorp, Inc.	770	35,412
*	Pennsylvania Commerce Bancorp, Inc.	775	27,706
	Peoples Bancorp of North Carolina	700	14,854
	Peoples Bancorp, Inc. IN	300	5,868
	PFF Bancorp, Inc.	65,700	1,953,261
*	Pinnacle Financial Partners, Inc.	21,860	551,746
*	Piper Jaffray Companies, Inc.	53,800	1,640,362
*	PMA Capital Corp. Class A	85,908	755,990
	Pocahontas Bancorp, Inc.	4,600	60,720
*	Premier Financial Bancorp, Inc.	5,200	67,080
	Presidential Life Corp.	79,292	1,394,746
*	ProAssurance Corp.	78,950	3,477,747
	ProCentury Corp.	12,290	122,900
	Prosperity Bancshares, Inc.	74,225	2,168,854
	Provident Bankshares Corp.	88,993	3,039,111
	Provident Financial Holdings, Inc.	8,325	244,339
	Provident Financial Services, Inc.	148,953	2,648,384
	Provident New York Bancorp	122,247	1,466,964
*	PSB Bancorp, Inc.	1,600	23,040
	Pulaski Financial Corp.	9,600	169,920
	Rainier Pacific Financial Group, Inc.	5,566	94,065
	Renasant Corp.	7,553	235,125
	Republic Bancorp, Inc.	186,871	2,743,266
	Republic Bancorp, Inc. Class A	15,986	361,763
*	Republic First Bancorp, Inc.	10,103	130,329
*	Rewards Network, Inc.	69,800	441,834
	Riverview Bancorp, Inc.	4,500	99,000
	RLI Corp.	71,800	3,309,980
	Rome Bancorp, Inc.	8,900	91,136
	Royal Bancshares of Pennsylvania, Inc. Class A	4,518	104,501
*	RTW, Inc.	7,950	81,487
	Rurban Financial Corp.	790	10,270
	S&T Bancorp, Inc.	71,781	2,737,010
	Sanders Morris Harris Group, Inc.	54,739	926,731
	Sandy Spring Bancorp, Inc.	39,550	1,360,520
*	SCPIE Holdings, Inc.	9,300	130,758
	Seacoast Banking Corp. of Florida	45,853	1,012,893
*	Security Bank Corp.	2,900	71,746
	Selective Insurance Group, Inc.	76,561	3,624,398
*	Siebert Financial Corp.	22,800	68,856
	Sierra Bancorp	2,770	65,649
	Simmons First National Corp. Class A	37,927	1,052,474
	Sound Federal Bancorp, Inc.	32,284	533,977
*	Southcoast Financial Corp.	1,442	32,878
	Southern Banc Co., Inc.	200	3,375
	Southside Banchares, Inc.	436	8,768
	Southwest Bancorp, Inc.	36,776	849,893
*	Standard Management Corp.	7,600	15,504
	State Auto Financial Corp.	108,612	3,309,408
	State Financial Services Corp. Class A	7,800	303,888
	Sterling Bancorp	47,351	1,049,298
	Sterling Bancshares, Inc.	122,199	1,831,763
	Sterling Financial Corp.	3,200	68,032
*	Sterling Financial Corp.	62,270	2,401,754
	Stewart Information Services Corp.	47,100	2,264,097
*	Stifel Financial Corp.	26,500	679,725

*	Stratus Properties, Inc.	7,238	130,892
	Suffolk Bancorp	10,800	331,344
	Summit Bancshares, Inc.	6,112	111,238
	Summit Bank Corp.	2,520	36,225
*	Sun Bancorp, Inc.	48,366	1,039,869
	Susquehanna Bancshares, Inc.	126,091	3,177,493
*	SVB Financial Group	71,258	3,351,976
	SWS Group, Inc.	34,518	562,298
*	Taylor Capital Group, Inc.	57	2,237
	Team Financial, Inc.	2,000	31,150
	Teche Holding Co.	700	27,300
*	Tejon Ranch Co.	15,300	782,748
	Texas Regional Banchshares, Inc. Class A	124,083	3,674,098
	Texas United Bancshares, Inc.	100	1,970
	TF Financial Corp.	2,600	72,514
*	Thackeray Corp. Escrow Shares	4,100	820
*	The Banc Corp.	50,600	539,902
*	The Enstar Group, Inc.	100	6,521
	The Phoenix Companies, Inc.	256,500	3,075,435
*	The Washtenaw Group, Inc.	1,500	1,350
	TIB Financial Corp.	416	13,478
	TierOne Corp.	49,012	1,383,119
	Timberland Bancorp, Inc.	3,900	91,845
	Tompkins County Trustco, Inc.	399	16,886
*	Tower Financial Corp.	2,700	43,848
*	Tradestation Group, Inc.	109,700	984,009
*	Trammell Crow Co.	94,200	2,559,414
* #	Trenwick Group, Ltd.	11,975	21
*	Triad Guaranty, Inc.	38,214	1,613,777
	Trico Bancshares	14,300	328,900
	TrustCo Bank Corp. NY	203,204	2,702,613
	UICI	120,000	3,703,200
	UMB Financial Corp.	58,165	3,830,165
	Umpqua Holdings Corp.	120,036	2,922,877
*	Unico American Corp.	5,500	49,500
	Union Bankshares Corp.	2,270	98,336
	Union Community Bancorp	3,300	86,955
*	United America Indemnity, Ltd.	24,043	431,572
	United Bankshares, Inc.	86,576	3,064,790
*	United Capital Corp.	4,800	116,160
	United Community Banks, Inc.	103,412	2,833,489
	United Community Financial Corp.	83,472	927,374
	United Financial Corp.	660	16,335
*	United Financial Mortgage Corp.	10,400	43,472
	United Fire & Casualty Co.	12,400	511,004
*	United PanAm Financial Corp.	2,472	68,326
	United Security Bancshares	3,600	99,900
	Unity Bancorp, Inc.	6,019	75,057
*	Universal American Financial Corp.	155,852	3,576,803
	Unizan Financial Corp.	33,197	873,081
	USB Holding Co., Inc.	19,053	451,769
	Vail Banks, Inc.	1,300	18,200
*	Vesta Insurance Group, Inc.	93,800	196,980
	Vineyard National Bancorp Co.	11,800	352,348
*	Virginia Commerce Bancorp, Inc.	2,725	73,057
	Washington Banking Co.	6,240	111,634
	Washington Savings Bank, FSB	2,400	23,640
	Washington Trust Bancorp, Inc.	35,663	1,016,395
	Wayne Savings Bancshares, Inc.	1,800	27,963
	Wesbanco, Inc.	59,061	1,800,770
	West Bancorporation	42,668	782,531
	West Coast Bancorp	39,229	1,015,639
	Westamerica Bancorporation	3,713	193,856
	Westbank Corp.	7,540	124,636
*	Western Sierra Bancorp	1,575	54,778
	Westwood Holdings Group, Inc.	6,479	124,202
	Willow Grove Bancorp, Inc.	24,651	375,928
*	Wilshire Enterprises, Inc.	7,107	57,389
	Wintrust Financial Corp.	61,019	3,144,919
*	World Acceptance Corp.	49,409	1,264,376
	Yardville National Bancorp	16,400	583,840
	Zenith National Insurance Corp.	18,600	1,174,590
Total Financials
(Cost $288,394,487)			368,072,381

Energy — (5.9%)
*	Abraxas Petroleum Corp.	105,300	484,380
	Adams Resources & Energy, Inc.	4,700	104,199
*	Arena Resources, Inc.	14,300	246,675
*	Atlas America, Inc.	35,969	1,665,724
* #	ATP Oil & Gas Corp.	78,200	2,475,812
*	Atwood Oceanics, Inc.	41,000	3,084,430
	Barnwell Industries, Inc.	800	54,000
	Berry Petroleum Corp. Class A	57,100	3,530,493
*	Bolt Technology Corp.	5,400	43,254
* #	BPZ Energy, Inc.	544	2,938
*	Brigham Exploration Co.	114,213	1,174,110
	Cabot Oil & Gas Corp.	14,900	643,531
*	Callon Petroleum Co.	51,962	960,258
	CARBO Ceramics, Inc.	64,650	3,889,344
*	Carrizo Oil & Gas, Inc.	61,496	1,454,380
	Castle Energy Corp.	14,300	245,245
*	Cimarex Energy Co.	91,369	3,905,111
*	CKX Lands, Inc.	1,900	26,885
*	Clayton Williams Energy, Inc.	29,176	1,094,975
*	Comstock Resources, Inc.	109,900	3,198,090
*	Contango Oil & Gas Co.	35,700	428,043
*	Dawson Geophysical Co.	13,400	401,196
*	Delta Petroleum Corp.	112,318	2,121,687
*	Dril-Quip, Inc.	46,700	1,962,334
*	Edge Petroleum Corp.	46,213	909,934
*	Encore Acquisition Co.	130,100	4,388,273
*	Endeavour International Corp.	213,700	1,102,692
*	Energy Partners, Ltd.	101,300	2,431,200
	Frontier Oil Corp.	140,200	5,138,330
*	FX Energy, Inc.	19,400	226,398
*	Gasco Energy, Inc.	192,595	1,111,273
*	Giant Industries, Inc.	36,200	1,782,850
*	Goodrich Petroleum Corp.	56,800	1,237,672
*	Grey Wolf, Inc.	515,300	4,034,799
* #	GSV, Inc.	1,800	378
	Gulf Island Fabrication, Inc.	33,077	893,079
*	Gulfmark Offshore, Inc.	54,614	1,626,951
*	Hanover Compressor Co.	235,000	3,553,200
*	Harvest Natural Resources, Inc.	101,600	1,035,304
	Holly Corp.	45,800	2,580,372
* #	Horizon Offshore, Inc.	48,983	34,533
*	Houston Exploration Co.	49,997	2,944,823
*	Hydril Co.	51,944	3,558,164
* #	Infinity, Inc.	34,911	281,383
*	Input/Output, Inc.	212,400	1,835,136
*	KCS Energy, Inc.	134,500	3,109,640
*	Key Energy Group, Inc.	249,200	3,499,391
* #	KFX, Inc.	177,400	2,847,270
*	Lone Star Technologies, Inc.	75,500	4,175,150
	Lufkin Industries, Inc.	17,000	784,380
	Maritrans, Inc.	8,700	255,084
	MarkWest Hydrocarbon, Inc.	14,085	351,562
* #	Matrix Service Co.	52,094	392,789
*	Maverick Tube Corp.	115,800	3,688,230
* #	McMoran Exploration Co.	66,064	1,188,491
*	Meridian Resource Corp.	225,100	781,097
*	Mitcham Industries, Inc.	23,500	217,140
*	NATCO Group, Inc. Class A	26,300	535,205
*	Natural Gas Services Group	18,289	367,609
*	Newpark Resources, Inc.	236,700	2,104,263
*	NS Group, Inc.	60,000	2,497,200
*	Oceaneering International, Inc.	70,100	3,485,372
*	Offshore Logistics, Inc.	63,000	2,281,230
*	Oil States International, Inc.	129,931	4,503,408
* #	OMNI Energy Services Corp.	41,400	94,806
	Overseas Shipholding Group, Inc.	3,425	209,439
	Panhandle Royalty Co.	600	25,794
*	Parallel Petroleum Corp.	84,200	1,088,706
*	Parker Drilling Co.	262,000	2,114,340
	Penn Virginia Corp.	50,000	2,804,000
*	Petrohawk Energy Corp.	188,526	2,205,754
*	Petroleum Development Corp.	43,033	1,635,254
*	Pioneer Drilling Co.	1,500	23,400
*	Remington Oil & Gas Corp.	76,900	2,962,957

* #	Rentech, Inc.	57,800	157,216
	Resource America, Inc.	47,753	885,341
*	Royale Energy, Inc.	4,509	39,228
	RPC, Inc.	112,700	2,614,640
*	SEACOR Holdings, Inc.	62,007	4,433,500
*	Spinnaker Exploration Co.	89,290	4,015,371
	St. Mary Land & Exploration Co.	175,600	6,052,932
*	Stone Energy Corp.	72,563	3,801,576
*	Superior Energy Services, Inc.	199,200	4,366,464
*	Swift Energy Corp.	76,500	3,513,645
*	Syntroleum Corp.	146,326	2,183,184
*	T-3 Energy Services, Inc.	1,250	18,125
	Tesoro Petroleum Corp.	22,795	1,317,551
* #	Teton Energy Corp.	27,100	170,730
*	TETRA Technologies, Inc.	87,300	2,488,050
*	TGC Industries, Inc.	16,300	165,445
*	Tipperary Corp.	17,900	132,818
* #	Torch Offshore, Inc.	700	51
*	Toreador Resources Corp.	8,100	257,985
*	Transmeridian Exploration, Inc.	68,500	179,470
*	TransMontaigne, Inc.	117,300	1,110,831
* #	Tri-Valley Corp.	57,800	580,890
*	U.S. Energy Corp. Wyoming	11,500	43,585
*	Universal Compression Holdings, Inc.	86,549	3,565,819
	USEC, Inc.	224,231	2,639,199
*	VAALCO Energy, Inc.	151,800	683,100
*	Veritas DGC, Inc.	88,000	2,830,080
*	Westmoreland Coal Co.	21,300	501,615
*	W-H Energy Services, Inc.	72,100	2,339,645
*	Whiting Petroleum Corp.	77,460	3,355,567
	World Fuel Services Corp.	61,700	2,017,590
Total Energy
(Cost $102,788,580)			180,594,042

Materials — (5.0%)
*	AEP Industries, Inc.	14,500	296,960
*	AK Steel Holding Corp.	296,400	2,341,560
	Albemarle Corp.	78,881	2,864,169
*	Aleris International, Inc.	83,084	1,968,260
	AMCOL International Corp.	79,900	1,518,100
*	American Pacific Corp.	7,200	45,144
#	American Vanguard Corp.	19,642	392,840
	Applied Extrusion Technologies, Inc.	50	0
	Arch Chemicals, Inc.	63,722	1,577,757
	Atlantis Plastics, Inc.	4,400	43,472
*	Badger Paper Mills, Inc.	1,000	3,630
	Bairnco Corp.	7,300	85,118
	Balchem Corp.	9,850	304,365
*	Brush Engineered Materials, Inc.	51,900	833,514
*	Buckeye Technologies, Inc.	101,083	885,487
	Calgon Carbon Corp.	106,600	847,470
*	Canyon Resources Corp.	63,900	40,257
*	Caraustar Industries, Inc.	77,666	901,702
	Carpenter Technology Corp.	66,400	3,698,480
*	Castle (A.M.) & Co.	15,437	234,642
*	Century Aluminum Co.	86,490	2,093,058
* #	CFC International, Inc.	3,850	60,869
*	Chaparral Steel Co.	59,000	1,316,880
	Chemtura Corp.	546,040	9,370,046
	Chesapeake Corp.	53,202	1,037,439
#	Cleveland-Cliffs, Inc.	57,600	4,094,208
*	Coeur d’Alene Mines Corp.	648,100	2,365,565
	Commercial Metals Co.	90,000	2,693,700
	Compass Minerals International, Inc.	83,900	2,064,779
*	Constar International, Inc.	33,602	87,365
*	Continental Materials Corp.	200	6,200
*	Core Molding Technologies, Inc.	9,000	59,760
	CPAC, Inc.	6,820	32,395
	Deltic Timber Corp.	32,871	1,367,434
*	Detrex Corp.	500	2,053
*	Devcon International Corp.	3,600	38,700
	Eagle Materials, Inc.	17,300	1,948,672
	Eagle Materials, Inc. Class B	21,600	2,329,776
	Empire Resources, Inc.	4,000	36,440
*	Environmental Technologies Corp.	3,700	2

	Ferro Corp.	113,100	2,146,638
	Flamemaster Corp.	189	964
	Friedman Industries, Inc.	9,958	68,212
	Fuller (H.B.) Co.	78,009	2,559,475
	Georgia Gulf Corp.	92,100	2,569,590
	Gibraltar Industries, Inc.	73,904	1,583,024
	Glatfelter (P.H.) Co.	118,700	1,627,377
*	Graphic Packaging Corp.	348,200	1,145,578
	Greif, Inc. Class A	31,100	1,830,235
	Hawkins, Inc.	12,500	155,000
*	Headwaters, Inc.	104,500	4,023,250
*	Hecla Mining Co.	307,600	1,095,056
*	Hercules, Inc.	245,900	3,135,225
*	ICO, Inc.	14,320	38,234
*	Impreso, Inc.	5,300	9,910
*	Keystone Consolidated Industries, Inc.	2,100	42
	Kronos Worldwide, Inc.	688	20,963
*	Landec Corp.	64,890	424,381
*	Lesco, Inc.	18,300	269,925
* #	Liquidmetal Technologies, Inc.	68,495	130,141
	Longview Fibre Co.	137,900	2,785,580
	MacDermid, Inc.	81,800	2,421,280
*	Material Sciences Corp.	39,500	600,795
*	Maxxam, Inc.	9,900	316,800
	Metal Management, Inc.	67,300	1,648,850
*	Metals USA, Inc.	52,480	1,033,856
	Minerals Technologies, Inc.	54,900	3,346,155
* #	Mines Management, Inc.	28,900	145,656
*	Mod-Pac Corp.	6,815	93,229
*	Mod-Pac Corp. Class B	1,112	13,344
	Myers Industries, Inc.	93,619	1,151,514
*	Nanophase Technologies Corp.	47,998	296,148
	Nevada Chemicals, Inc.	2,500	16,875
*	NewMarket Corp.	45,900	761,022
	Niagara Corp.	8,200	88,560
	NL Industries, Inc.	126,576	1,793,582
	NN, Inc.	45,675	558,605
	Northern Technologies International Corp.	4,100	23,370
*	Northwest Pipe Co.	8,600	244,670
	Olin Corp.	185,052	3,456,771
*	Olympic Steel, Inc.	25,900	429,940
*	OM Group, Inc.	73,800	1,437,624
*	OMNOVA Solutions, Inc.	107,900	507,130
*	Oregon Steel Mills, Inc.	91,800	2,063,664
	Packaging Dynamics Corp.	4,120	55,167
	Penford Corp.	7,500	108,750
*	Pioneer Companies, Inc.	30,500	674,660
*	PolyOne Corp.	236,100	1,603,119
	Pope & Talbot, Inc.	44,800	501,760
	Potlatch Corp.	75,300	4,066,200
	Quaker Chemical Corp.	27,020	479,335
	Quanex Corp.	68,150	4,191,907
	Reliance Steel & Aluminum Co.	84,257	4,044,336
	Roanoke Electric Steel Corp.	10,429	196,795
	Rock of Ages Corp.	4,400	24,288
	Rock-Tenn Co. Class A	89,500	1,363,980
	Rotonics Manufacturing, Inc.	3,500	10,325
#	Royal Gold, Inc.	56,735	1,354,832
*	RTI International Metals, Inc.	59,900	2,077,332
#	Ryerson Tull, Inc.	67,800	1,392,612
	Schnitzer Steel Industries, Inc. Class A	62,351	1,783,239
	Schulman (A.), Inc.	82,655	1,505,148
	Schweitzer-Maudoit International, Inc.	38,600	888,572
	Sensient Technologies Corp.	122,400	2,297,448
	Silgan Holdings, Inc.	49,913	3,005,761
*	Southwall Technologies, Inc.	14,200	13,064
	Spartech Corp.	83,600	1,600,940
	Steel Dynamics, Inc.	96,658	3,047,627
	Steel Technologies, Inc.	33,450	783,065
	Stepan Co.	10,300	268,830
*	Stillwater Mining Co.	234,900	1,886,247
	Summa Industries, Inc.	5,200	38,168
*	Symyx Technologies, Inc.	88,000	2,463,120
*	Synalloy Corp.	5,900	64,900
*	Terra Industries, Inc.	250,900	1,831,570

	Texas Industries, Inc.	59,000	3,528,790
* #	Titanium Metals Corp.	43,150	2,855,236
* #	U.S. Aggregates, Inc.	1,600	4
*	U.S. Concrete, Inc.	79,200	584,496
*	UFP Technologies, Inc.	3,800	14,577
*	United States Lime & Minerals, Inc.	1,396	39,200
*	Universal Stainless & Alloy Products, Inc.	6,505	101,478
	Vulcan International Corp.	700	39,550
	Wausau-Mosinee Paper Corp.	134,036	1,595,028
*	Webco Industries, Inc.	600	40,350
	Wellman, Inc.	71,400	496,230
*	Williams Industries, Inc.	1,200	4,723
	Worthington Industries, Inc.	98,629	1,785,185
* #	Zoltek Companies, Inc.	44,000	429,000
Total Materials
(Cost $125,954,078)			153,093,452

Consumer Staples — (3.2%)
*	Advanced Nutraceuticals, Inc.	700	2,940
	Alico, Inc.	7,000	363,930
	Alliance One International, Inc.	227,216	908,864
#	American Italian Pasta Co.	47,300	521,719
*	Atlantic Premium Brands, Ltd.	2,000	2,290
*	Boston Beer Co., Inc. Class A	27,500	646,250
*	Bridgford Foods Corp.	10,400	76,440
*	Cagle’s, Inc. Class A	2,000	18,380
	Calavo Growers, Inc.	26,043	230,949
	Cal-Maine Foods, Inc.	57,500	394,450
*	Carrington Laboratories, Inc.	10,600	34,556
	Casey’s General Stores, Inc.	140,910	2,853,427
	CCA Industries, Inc.	18,266	172,614
* #	Central European Distribution Corp.	44,327	1,850,652
*	Central Garden & Pet Co.	51,700	2,561,218
*	Chattem, Inc.	53,600	2,076,464
	Chiquita Brands International, Inc.	112,496	2,834,899
	Coca-Cola Bottling Co. Consolidated	6,000	293,400
	Corn Products International, Inc.	38,600	869,272
*	Cruzan International, Inc.	5,520	154,836
*	Cuisine Solutions, Inc.	13,500	100,440
*	Darling International, Inc.	172,600	648,976
	Delta & Pine Land Co.	103,800	2,660,394
*	Elizabeth Arden, Inc.	78,700	1,748,714
	Farmer Brothers Co.	23,100	483,714
* #	Female Health Co.	9,300	14,880
	Flowers Foods, Inc.	168,637	4,591,986
*	Foodarama Supermarkets, Inc.	1,100	36,850
*	Fresh Brands, Inc.	5,100	36,057
*	Galaxy Nutritional Foods, Inc.	11,500	21,045
* #	Gardenburger, Inc.	4,000	320
*	Genesee Corp. Class B	200	332
*	Glacier Water Services, Inc.	3,600	76,986
	Golden Enterprises, Inc.	11,800	55,460
*	Great Atlantic & Pacific Tea Co., Inc.	108,600	2,756,268
*	Green Mountain Coffee, Inc.	19,401	753,535
*	Griffin Land & Nurseries, Inc. Class A	2,200	53,218
*	Hain Celestial Group, Inc.	98,995	1,868,036
*	Hines Horticulture, Inc.	22,000	77,440
*	IGI, Inc.	2,100	2,541
	Imperial Sugar Co. (New)	26,520	369,424
	Ingles Market, Inc. Class A	26,180	391,391
* #	Integrated Biopharma, Inc.	32,800	61,008
#	Inter Parfums, Inc.	54,436	1,007,610
*	Interstate Bakeries Corp.	81,300	930,885
	J & J Snack Foods Corp.	24,589	1,474,356
*	Katy Industries, Inc.	9,000	25,290
	Lancaster Colony Corp.	6,154	281,545
	Lance, Inc.	80,900	1,375,300
*	Lifeway Foods, Inc.	3,600	53,352
	Longs Drug Stores Corp.	98,000	4,155,200
*	M&F Worldwide Corp.	47,600	704,480
#	Mannatech, Inc.	13,500	167,940
	Marsh Supermarkets, Inc. Class A	1,600	18,568
	Marsh Supermarkets, Inc. Class B	4,500	53,316
*	Maui Land & Pineapple Co., Inc.	11,800	403,324
*	Medifast, Inc.	32,900	135,219

	MGP Ingredients, Inc.	42,355	380,348
*	Monterey Pasta Co.	32,100	128,079
	Nash Finch Co.	32,440	1,362,480
*	National Beverage Corp.	41,200	316,004
*	Natrol, Inc.	12,300	30,750
*	Natural Alternatives International, Inc.	5,400	43,470
	Nature’s Sunshine Products, Inc.	40,684	878,774
*	NBTY, Inc.	7,000	153,230
	Northland Cranberries, Inc.	100	34
	Nu Skin Enterprises, Inc. Class A	125,000	2,667,500
	Oil-Dri Corp. of America	4,200	75,180
*	Omega Protein Corp.	64,000	493,440
* #	Parlux Fragrances, Inc.	23,623	741,054
*	Pathmark Stores, Inc.	81,179	876,733
*	Peet’s Coffee & Tea, Inc.	40,457	1,265,090
*	Performance Food Group Co.	126,787	3,926,593
*	Pizza Inn, Inc.	10,000	27,501
*	Playtex Products, Inc.	166,300	1,799,366
*	PriceSmart, Inc.	64,068	550,985
	Pyramid Breweries, Inc.	5,700	12,648
	Ralcorp Holdings, Inc.	80,000	3,548,000
*	Redhook Ale Brewery, Inc.	10,500	32,235
#	Reliv International, Inc.	43,122	400,603
*	Revlon, Inc.	915,000	3,239,100
	Rocky Mountain Chocolate Factory, Inc.	8,421	151,831
	Ruddick Corp.	128,000	2,991,360
*	San Filippo (John B.) & Son, Inc.	20,093	363,683
	Sanderson Farms, Inc.	53,000	1,957,290
*	Scheid Vineyards, Inc.	2,200	13,684
	Seaboard Corp.	1,400	1,797,600
*	Seneca Foods Corp. Class A	200	3,500
*	Seneca Foods Corp. Class B	1,300	22,750
*	Smart & Final Food, Inc.	83,300	1,048,747
*	Spartan Stores, Inc.	56,175	575,232
*	Spectrum Brands, Inc.	83,700	2,356,155
*	Star Scientific, Inc.	196,495	752,576
	Stephan Co.	3,500	15,575
	Tasty Baking Co.	21,200	181,472
	The Topps Co., Inc.	108,748	1,115,754
*	Tofutti Brands, Inc.	9,000	28,440
*	United Natural Foods, Inc.	110,813	3,767,642
	United-Guardian, Inc.	1,900	15,105
	Universal Corp.	66,500	2,767,730
* #	USANA Health Services, Inc.	49,660	2,582,320
#	Vector Group, Ltd.	112,924	2,258,480
*	Vermont Pure Holdings, Ltd.	17,300	32,870
	WD-40 Co.	43,389	1,251,339
*	Weider Nutrition International, Inc.	10,500	47,040
	Weis Markets, Inc.	76,407	2,882,072
* #	Wild Oats Markets, Inc.	77,169	932,973
* #	Winn-Dixie Stores, Inc.	331,700	287,750
Total Consumer Staples
(Cost $76,634,692)			97,613,117

Utilities — (2.4%)
	ALLETE, Inc.	80,100	3,624,525
	American States Water Co.	45,250	1,449,358
*	Aquila, Inc.	875,500	3,519,510
	Artesian Resources Corp. Class A	3,515	105,450
	Avista Corp.	131,000	2,546,640
*	BayCorp Holdings, Ltd.	484	4,792
	BIW, Ltd.	800	15,440
	Black Hills Corp.	87,659	3,650,997
	California Water Service Group	49,600	1,971,600
* #	Calpine Corp.	32,730	100,481
	Cascade Natural Gas Corp.	30,000	627,300
	Central Vermont Public Service Corp.	32,800	626,480
	CH Energy Group, Inc.	42,600	2,049,060
	Chesapeake Utilities Corp.	15,500	511,500
	Cleco Corp.	134,700	3,098,100
	Connecticut Water Services, Inc.	7,600	194,408
	Delta Natural Gas Co., Inc.	7,320	206,058
	Duquesne Light Holdings, Inc.	209,400	3,800,610
*	Dynegy, Inc.	30,400	132,544
*	El Paso Electric Co.	128,900	2,701,744

	Empire District Electric Co.	69,700	1,655,375
*	Energy West, Inc.	3,900	37,050
	EnergySouth, Inc.	21,203	593,472
*	Environmental Power Corp.	19,100	129,307
	Florida Public Utilities Co.	5,949	97,266
	Green Mountain Power Corp.	12,500	379,375
	IDACORP, Inc.	113,900	3,496,730
	Laclede Group, Inc.	57,100	1,845,472
	Maine & Maritimes Corp.	1,600	35,728
	MGE Energy, Inc.	55,227	2,053,892
	Middlesex Water Co.	8,400	179,676
	New Jersey Resources Corp.	74,100	3,481,218
	Northwest Natural Gas Co.	74,400	2,736,432
	NorthWestern Corp.	60,499	1,886,359
	Otter Tail Corp.	78,760	2,362,800
	Piedmont Natural Gas Co.	52,100	1,279,576
	PNM Resources, Inc.	109,139	3,228,332
	RGC Resources, Inc.	3,564	95,658
	SEMCO Energy, Inc.	74,900	519,057
* #	Sierra Pacific Resources	305,100	4,448,358
	SJW Corp.	9,000	445,050
	South Jersey Industries, Inc.	75,428	2,222,109
*	Southern Union Co.	0	18
	Southwest Gas Corp.	101,600	2,785,872
	Southwest Water Co.	52,569	698,642
	UIL Holdings Corp.	38,100	2,017,776
	Unisource Energy Corp.	93,280	3,104,358
	Unitil Corp.	5,900	164,610
	WGL Holdings, Inc.	14,000	460,180
Total Utilities
(Cost $56,568,136)			73,376,345

Telecommunication Services — (1.1%)
*	@Road, Inc.	163,700	630,245
#	Alaska Communications Systems Group, Inc.	122,411	1,325,711
*	Boston Communications Group, Inc.	46,100	86,668
* #	Broadwing Corp.	189,524	839,591
*	Centennial Communications Corp.	194,372	2,330,520
*	Cincinnati Bell, Inc.	663,500	2,872,955
*	Cogent Communications Group, Inc.	96,935	443,962
	Commonwealth Telephone Enterprises, Inc.	56,600	2,277,584
*	Covista Communications, Inc.	3,000	3,480
	CT Communications, Inc.	51,260	589,490
	D&E Communications, Inc.	38,574	388,054
*	Dobson Communications Corp.	105,900	805,899
*	General Communications, Inc. Class A	140,981	1,519,775
*	GoAmerica, Inc.	56	284
	Hector Communications Corp.	3,700	96,792
	Hickory Tech Corp.	16,000	145,120
*	IDT Corp.	45,278	589,972
*	IDT Corp. Class B	199,300	2,636,739
*	LCC International, Inc. Class A	51,841	117,161
*	Lynch Interactive Corp.	2,800	70,560
*	Metro One Telecommunications, Inc.	30,250	20,600
* #	Network Plus Corp.	14,500	36
	North Pittsburgh Systems, Inc.	39,006	785,971
*	Pac-West Telecomm, Inc.	22,900	19,465
*	Premiere Global Services, Inc.	194,337	1,772,353
*	Price Communications Corp.	151,770	2,534,559
* #	Primus Telecommunications Group, Inc.	152,057	121,646
*	Remote Dynamics, Inc.	176	169
*	Rural Cellular Corp. Class A	27,193	281,448
*	SBA Communications Corp.	203,013	3,055,346
*	Shared Technologies Cellular, Inc.	10,100	16
*	SunCom Wireless Holdings, Inc.	160,900	530,970
	SureWest Communications	39,412	1,085,801
*	TALK America Holdings, Inc.	75,309	690,584
*	Teleglobe International Holdings, Ltd.	11,300	48,703
*	Time Warner Telecom, Inc.	135,387	1,042,480
*	UbiquiTel, Inc.	259,267	2,247,845
* #	US LEC Corp.	76,386	145,133
*	USA Mobility, Inc.	42,300	1,191,591
	Warwick Valley Telephone Co.	300	6,600
*	Wireless Facilities, Inc.	185,404	1,040,116
*	WQN, Inc.	1,500	2,310

*	Xeta Corp.	13,300	31,255
Total Telecommunication Services
(Cost $36,108,878)			34,425,559

Other — (0.0%)
*	Big 4 Ranch, Inc.	3,200	0
*	Breed Technologies, Inc.	36,800	589
*	Bush Industries, Inc. Escrow Shares	700	16
*	Celebrity, Inc. Escrow Shares	1,300	0
*	DLB Oil & Gas, Inc.	1,300	0
*	ePresence, Inc. Escrow Shares	25,100	3,263
* #	EquiMed, Inc. Nevis	2,250	0
*	Hoenig Group Escrow Shares	7,900	0
*	iGo Escrow Share	4,100	0
*	IMPATH Bankruptcy Liquidating Trust	21,600	94,824
*	Imperial Sugar Co. (Old)	14,551	0
*	Intelligent Security Networks, Inc.	950	190
*	Noel Group, Inc.	8,000	120
*	Nucentrix Broadband Networks, Inc. Escrow Shares	10,400	0
*	PDS Gaming Corp. Escrow Shares	1,100	1,650
*	Petrocorp, Inc. Escrow Shares	6,900	414
*	Starbiz Restrictive Shares	2	0
*	StorageNetworks, Inc. Escrow Shares	60,800	1,648
	Swisher International, Inc.	700	3,605
*	Tidel Technologies, Inc.	1,847	591
*	VLPS Lighting Services International, Inc. Escrow Shares	4,800	392
*	Wireless WebConnect!, Inc.	2,300	20
Total Other
(Cost $1,256,105)			107,322

TOTAL COMMON STOCKS
(Cost $2,457,723,551)			2,884,748,675

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	30	0
*	American Banknote Corp. Warrants Series 2 10/01/07	30	0
* #	Angeion Corp. Warrants 10/31/20	215	0
*	CSF Holding, Inc. Litigation Rights	3,250	0
*	Del Global Technologies Corp. Warrants 03/28/08	971	1,554
* #	Foster Wheelers, Ltd. Warrants 09/24/07	34,500	44,815
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	0
*	Miltope Group, Inc. Contigent Value Rights	5,800	0
*	Optical Cable Corp. Warrants 10/24/07	2,823	0
* #	RCN Corp. Warrants 12/21/06	60	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	2,635	0
*	Virologic, Inc. Contingent Value Rights	83,261	23,729
TOTAL RIGHTS/WARRANTS
(Cost $29,974)			70,098

		Face
		Amount
		(000)

BONDS — (0.0%)
*	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$2	0
*	Timco Aviation Services, Inc. Jr. Subordinated Note
	8.000%, 01/02/07	4	0
TOTAL BONDS
(Cost $0)			0

TEMPORARY CASH INVESTMENTS — (5.6%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $162,625,000 U.S. Treasury Note 4.125%, 08/15/10, valued at $164,098,929) to be repurchased at $160,896,885 (Cost $160,881,065)	160,881	160,881,065

	Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $8,842,000 FHLMC Note 4.00%, 09/22/09, valued at $8,897,263) to be repurchased at $8,765,823 (Cost $8,765,000)	8,765	8,765,000

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $169,646,065)	169,646,065

TOTAL INVESTMENTS — (100.0%)
(Cost $2,627,399,590)††	$3,054,464,838

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $2,630,280,034.

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (92.9%)
Information Technology — (20.6%)
*	24/7 Real Media, Inc.	4,040	$22,220
* #	8X8, Inc.	84,000	159,600
*	Acacia Research-Acacia Technologies	85,983	447,112
* #	Access Integrated Technologies, Inc.	83,400	1,113,390
* #	ACE*COMM Corp.	78,700	194,232
*	Actel Corp.	181,296	2,494,633
*	ActivCard Corp.	297,378	1,412,546
*	Actuate Corp.	426,648	1,002,623
*	Adaptec, Inc.	158,964	527,760
*	ADDvantage Technologies Group, Inc.	2,200	8,217
*	ADE Corp.	81,400	1,776,148
*	Adept Technology, Inc.	6,000	49,800
*	Advanced Digital Information Corp.	442,035	3,947,373
*	Advanced Energy Industries, Inc.	225,617	2,689,355
* #	Advanced Photonix, Inc.	68,300	209,681
*	Advanced Power Technology, Inc.	73,800	543,168
*	Advent Software, Inc.	224,881	6,197,720
*	Aehr Test Systems	57,400	167,895
*	Aeroflex, Inc.	110,558	1,027,084
*	Aetrium, Inc.	87,300	266,265
*	Agile Software Corp.	401,442	2,665,575
	Agilysys, Inc.	227,038	4,075,332
*	Airspan Networks, Inc.	308,911	1,442,614
	Allen Organ Co. Class B	4,700	294,925
*	Alliance Semiconductor Corp.	262,672	703,961
*	Allied Motion Technologies, Inc.	34,580	142,815
*	Alpha Technologies Group, Inc.	87,200	2,485
*	Altiris, Inc.	197,435	2,576,527
	American Software, Inc. Class A	277,700	1,582,890
*	American Technical Ceramics Corp.	68,100	728,670
*	Amistar Corp.	27,800	112,868
*	Ampex Corp. Class A	7,565	243,063
*	Amtech Systems, Inc.	2,400	12,408
*	Anadigics, Inc.	224,500	585,945
*	Analex Corp.	61,600	188,496
* #	Analysts International Corp.	190,092	695,737
*	Analytical Surveys, Inc.	5,670	8,335
*	Anaren, Inc.	140,246	1,938,200
*	Ansoft Corp.	114,500	3,010,205
*	AnswerThink, Inc.	320,249	1,306,616
*	APA Enterprises, Inc.	41,400	50,508
*	Apogee Technology, Inc.	4,500	4,140
*	Applied Films Corp.	112,001	2,534,583
*	Applied Innovation, Inc.	142,200	597,240
*	Applix, Inc.	121,600	813,504
*	Apropos Technology, Inc.	128,149	333,187
* #	Ardent Communications, Inc.	20,000	30
*	Ariba, Inc.	182,606	1,084,680
*	Arris Group, Inc.	546,547	5,733,278
*	Art Technology Group, Inc.	117,611	118,787
* #	Artisoft, Inc.	23,716	28,459
*	Aspect Communications Corp.	441,262	5,074,513
*	Aspen Technology, Inc.	255,257	1,281,390
*	Astea International, Inc.	21,160	148,966
	Astro-Med, Inc.	54,422	657,418
*	Asyst Technologies, Inc.	355,810	1,711,446
*	Atari, Inc.	873,371	1,109,181
*	August Technology Corp.	115,815	1,392,096
* #	Authentidate Holding Corp.	247,600	767,560
*	autobytel.com, Inc.	258,326	1,291,630
* #	Avanex Corp.	441,189	370,599
*	Avici Systems, Inc.	93,281	415,100

1

*	Avid Technology, Inc.	27,565	1,029,553
*	Aware, Inc.	170,150	1,066,841
*	Axcelis Technologies, Inc.	17,000	100,300
*	Axesstel, Inc.	159,000	504,030
*	AXS-One, Inc.	197,000	305,350
*	AXT, Inc.	114,600	145,542
* #	Bankrate, Inc.	118,503	2,813,261
	BEI Technologies, Inc.	131,800	4,598,502
	Bel Fuse, Inc. Class A	42,550	1,112,257
	Bel Fuse, Inc. Class B	93,150	2,996,636
*	Bell Industries, Inc.	88,500	182,310
*	Bell Microproducts, Inc.	217,250	2,200,743
*	BindView Development Corp.	346,087	1,131,704
*	Bitstream, Inc.	81,600	253,417
	Black Box Corp.	122,430	5,260,817
*	Blonder Tongue Laboratories, Inc.	76,300	170,912
*	Blue Coat Systems, Inc.	91,765	3,619,212
	Bogen Communications International, Inc.	64,200	319,395
* #	Bookham, Inc.	86,548	362,203
*	Borland Software Corp.	132,188	807,669
*	Bottomline Technologies, Inc.	160,934	2,475,165
*	Brightpoint, Inc.	146,462	4,197,601
* #	BroadVision, Inc.	226,173	189,985
*	Brooks Automation, Inc.	325,950	4,628,490
*	Brooktrout, Inc.	109,050	1,395,840
*	CalAmp Corp.	164,684	1,365,230
*	California Micro Devices Corp.	156,000	1,121,640
*	Callidus Software, Inc.	125,200	438,200
*	CAM Commerce Solutions, Inc.	11,300	189,840
*	Canterbury Consulting Group, Inc.	8,428	1,264
*	Captaris, Inc.	221,800	827,314
*	Captiva Software Corp.	93,309	1,771,005
*	Carreker Corp.	175,630	1,118,763
*	Carrier Access Corp.	234,130	1,393,074
*	Catalyst Semiconductor, Inc.	125,821	607,715
*	Catapult Communications Corp.	105,858	1,685,259
*	CCC Information Services Group, Inc.	122,590	3,140,756
*	C-COR, Inc.	343,456	2,572,485
	Celeritek, Inc.	68,957	19,825
* #	CellStar Corp.	1,652	1,825
*	Centillium Communications, Inc.	289,810	823,060
*	Centra Software, Inc.	176,045	343,288
* #	Cenuco, Inc.	99,000	287,100
*	CEVA, Inc.	119,130	619,476
*	CGI Holding Corp.	19,100	40,874
*	Checkpoint Systems, Inc.	274,900	6,006,565
*	Cherokee International Corp.	35,097	142,143
*	Chordiant Software, Inc.	625,045	1,537,611
*	Ciber, Inc.	469,764	3,682,950
*	Ciprico, Inc.	49,200	199,260
*	Cirrus Logic, Inc.	639,560	5,052,524
*	Clarus Corp.	138,650	1,064,139
*	ClearOne Communications, Inc.	32,300	111,435
*	Cognitronics Corp.	82,975	240,628
	Cohu, Inc.	160,979	3,931,107
*	Comarco, Inc.	63,800	502,106
* #	Commerce One, Inc.	4,800	564
	Communications Systems, Inc.	118,400	1,223,072
*	Competitive Technologies, Inc.	102,100	495,185
*	Computer Horizons Corp.	298,100	1,097,008
*	Computer Task Group, Inc.	174,600	679,194
*	Comtech Telecommunications Corp.	160,737	5,641,869
*	Concur Technologies, Inc.	241,360	2,860,116
*	Concurrent Computer Corp.	374,700	651,978
* #	Convera Corp.	291,125	2,922,895
*	Corillian Corp.	299,164	972,286
*	Cosine Communications, Inc.	64,479	175,060
*	Covansys Corp.	264,216	4,227,456
* #	C-Phone Corp.	23,600	183
*	Cray, Inc.	549,513	609,959
* #	Critical Path, Inc.	13,710	7,609
*	Crossroads Systems, Inc.	131,178	150,855
*	CSP, Inc.	78,328	557,695
	CTS Corp.	264,619	3,291,860
*	Cyberguard Corp.	227,495	1,888,209

2

*	Cyberoptics Corp.	65,642	903,234
*	Cybersource Corp.	517,800	3,541,752
	Daktronics, Inc.	167,200	3,656,664
*	Data I/O Corp.	77,000	180,103
*	Data Systems & Software, Inc.	86,500	129,750
*	Datalink Corp.	51,500	192,610
	Dataram Corp.	83,150	535,486
*	Datastream Systems, Inc.	126,600	908,355
* #	DataTRAK International, Inc.	28,900	413,848
*	Datawatch Corp.	18,488	69,330
*	Delphax Technologies, Inc.	52,900	140,714
*	Digi International, Inc.	162,555	1,724,709
*	Digimarc Corp.	116,994	774,500
*	Digital Angel Corp.	316,300	1,046,953
*	Digital Insight Corp.	249,640	6,750,266
*	Digital Lightwave, Inc.	400	102
*	Digital Theater Systems, Inc.	129,748	2,378,281
*	Diodes, Inc.	131,250	4,757,813
*	Display Technologies, Inc.	1,955	13
*	Ditech Communications Corp.	234,060	1,722,682
*	DocuCorp International, Inc.	103,300	699,341
*	Document Sciences Corp.	15,400	110,110
*	Dot Hill Systems Corp.	314,246	1,838,339
*	DPAC Technologies Corp.	3,630	417
*	DSP Group, Inc.	209,813	5,343,937
*	Dynamics Research Corp.	66,100	1,017,940
*	E.piphany, Inc.	526,517	2,200,841
*	EasyLink Services Corp.	27,519	18,988
*	Echelon Corp.	295,014	2,501,719
*	eCollege.com, Inc.	161,300	2,024,315
* #	EDGAR Online, Inc.	186,600	438,510
*	Edgewater Technology, Inc.	70,674	385,173
*	EFJ, Inc.	118,899	1,016,586
*	Electro Scientific Industries, Inc.	209,886	4,655,271
*	Electroglas, Inc.	158,100	597,618
	Electro-Sensors, Inc.	3,450	15,456
*	eLoyalty Corp.	10,200	65,178
*	Embarcadero Technologies, Inc.	170,602	1,011,670
*	EMCORE Corp.	350,891	1,807,089
*	EMS Technologies, Inc.	115,299	1,870,150
*	En Pointe Technologies, Inc.	57,200	150,436
* #	Endwave Corp.	78,700	2,441,274
*	Entegris, Inc.	599,504	6,276,807
*	Enterrasys Networks, Inc.	56,900	64,866
*	Entrust, Inc.	458,620	2,737,961
*	Epicor Software Corp.	397,428	5,301,690
*	EPIQ Systems, Inc.	134,230	2,464,463
*	ePlus, Inc.	63,856	830,128
*	ESS Technology, Inc.	274,993	1,050,473
*	Evans & Sutherland Computer Corp.	99,800	527,443
*	Evolving Systems, Inc.	71,600	134,608
* #	Exar Corp.	316,863	4,946,231
*	Excel Technology, Inc.	89,222	2,220,736
*	Extended Systems, Inc.	11,600	51,040
*	Extreme Networks, Inc.	804,256	3,474,386
*	Ezenia! Inc.	2,900	6,931
* #	FalconStor Software, Inc.	344,948	2,159,374
*	Fargo Electronics	99,400	1,809,080
*	Faro Technologies, Inc.	102,275	2,113,002
*	FEI Co.	137,404	2,875,866
*	Finisar Corp.	47,500	42,750
*	Firstwave Technologies, Inc.	19,200	34,752
*	Forgent Networks, Inc.	263,300	387,051
*	Forrester Research, Inc.	164,403	3,434,379
	Frequency Electronics, Inc.	89,100	1,062,963
*	FSI International, Inc.	213,202	852,808
*	Genesis Microchip, Inc.	239,281	6,290,697
*	Gerber Scientific, Inc.	159,700	1,101,930
	Gevity HR, Inc.	205,368	4,579,706
*	Giga-Tronics, Inc.	49,100	220,950
*	Glenayre Technologies, Inc.	495,221	1,951,171
* #	Global e-Point, Inc.	18,731	88,036
*	Global Imaging Systems, Inc.	52,125	1,722,731
*	Globecomm Systems, Inc.	96,000	612,864
*	Globix Corp.	61,500	150,675

3

*	Glowpoint, Inc.	138,839	141,616
*	GoRemote Internet Communications, Inc.	172,300	284,295
*	GTSI Corp.	84,700	586,124
*	Halifax Corp.	8,650	30,967
*	Harmonic, Inc.	526,255	3,104,905
*	Hauppauge Digital, Inc.	83,200	290,368
* #	HEI, Inc.	61,326	205,442
	Helix Technology Corp.	187,322	2,933,463
*	HI/FN, Inc.	93,394	644,419
*	HomeStore, Inc.	439,559	1,670,324
*	Hypercom Corp.	390,100	2,477,135
*	HyperFeed Technologies, Inc.	10,730	18,778
*	I.D. Systems, Inc.	57,038	995,883
*	Ibis Technology Corp.	73,513	135,264
* #	iCAD, Inc.	37,500	106,125
*	Identix, Inc.	735,967	3,628,317
*	iGATE Capital Corp.	352,100	1,327,417
* #	ImageWare Systems, Inc.	75,300	187,497
*	I-many, Inc.	175,900	272,645
*	Immersion Corp.	173,103	976,301
*	Indus International, Inc.	159,700	383,280
* #	Infocrossing, Inc.	145,789	1,291,691
*	InFocus Corp.	285,946	1,020,827
*	Informatica Corp.	429,093	4,900,242
*	Information Architects Corp.	13,040	391
	Inforte Corp.	82,450	342,168
	infoUSA, Inc.	370,489	3,982,757
*	Innodata Isogen, Inc.	163,426	441,250
*	Innovex, Inc.	141,900	634,293
*	InPlay Technologies, Inc.	8,800	13,728
*	Insightful Corp.	40,100	124,310
*	InsWeb Corp.	12,966	45,381
	Integral Systems, Inc.	118,700	2,724,165
* #	Integral Vision, Inc.	21,100	42,200
*	Integrated Silicon Solution, Inc.	272,531	2,414,625
* #	Intelli-Check, Inc.	77,400	322,758
*	Intelligent Systems Corp.	38,100	110,109
*	Intelligroup, Inc.	116,800	233,016
* #	Intellisync Corp.	474,109	1,924,883
*	Interactive Intelligence, Inc.	116,991	703,116
*	Interland, Inc.	114,345	291,580
*	Interlink Electronics, Inc.	97,480	747,672
*	Intermix Media, Inc.	227,300	2,698,051
*	International Microcomputer Software, Inc.	4,200	5,208
*	Internet Commerce Corp.	13,900	30,859
*	Interphase Corp.	62,700	297,825
	Inter-Tel, Inc.	192,347	4,260,486
*	Intervideo, Inc.	100,762	1,008,628
*	Intervoice, Inc.	274,242	2,569,648
*	Interwoven, Inc.	294,529	2,356,232
*	Intest Corp.	31,800	109,392
*	Intevac, Inc.	150,700	1,969,649
*	Intrado, Inc.	130,389	1,955,835
*	IntriCon Corp.	46,700	221,358
* #	Intrusion, Inc.	20,825	61,434
*	Iomega Corp.	375,891	1,199,092
*	iPass, Inc.	257,900	1,439,082
* #	IPIX Corp.	2,000	7,860
*	I-Sector Corp.	32,000	152,000
*	Island Pacific, Inc.	41,900	5,028
* #	Iteris, Inc.	19,300	62,725
*	iVillage, Inc.	528,828	3,395,076
*	IXYS Corp.	248,199	2,573,824
*	Jaco Electronics, Inc.	63,009	248,257
*	JDA Software Group, Inc.	218,011	3,084,856
*	JMAR Industries, Inc.	189,000	272,160
*	Jupitermedia Corp.	243,012	4,058,300
	Keithley Instruments, Inc.	102,300	1,478,235
*	Kemet Corp.	599,700	4,869,564
*	Key Tronic Corp.	96,300	481,500
*	Keynote Systems, Inc.	64,500	846,240
*	Kintera, Inc.	50,254	148,752
*	Knova Software, Inc.	2,530	9,488
*	Komag, Inc.	51,592	1,721,109
*	Kopin Corp.	513,810	3,324,351

4

*	Kulicke & Soffa Industries, Inc.	388,317	3,246,330
	Landauer, Inc.	82,000	4,223,000
*	Lantronix, Inc.	15,000	19,950
* #	LaserCard Corp.	104,450	1,000,631
*	Lattice Semiconductor Corp.	289,704	1,286,286
* #	Lawson Software, Inc.	716,816	4,644,968
*	LeCroy Corp.	87,600	1,297,356
* #	Level 8 Systems, Inc.	26,400	581
* #	Lexar Media, Inc.	590,056	3,693,751
	Liberate Technologies, Inc.	47,200	9,558
*	Lightbridge, Inc.	196,970	1,487,124
*	Lightning Rod Software, Inc.	2,180	1,363
*	LightPath Technologies, Inc.	8,650	22,144
*	Lionbridge Technologies, Inc.	361,147	2,426,908
*	Littlefuse, Inc.	163,643	4,552,548
*	Logic Devices, Inc.	45,800	58,624
*	LogicVision, Inc.	156,450	395,819
*	Logility, Inc.	135,600	847,500
*	LoJack Corp.	152,600	3,218,334
	Lowrance Electronics, Inc.	20,439	470,097
*	LTX Corp.	460,559	1,961,981
*	Magma Design Automation, Inc.	249,105	2,204,579
*	MAI Systems Corp.	2,807	168
*	Management Network Group, Inc.	75,999	170,238
*	Manatron, Inc.	115	1,117
*	Manhattan Associates, Inc.	219,870	4,648,052
*	Manugistic Group, Inc.	453,822	862,262
*	Mapinfo Corp.	146,631	1,659,863
* #	Marchex, Inc. Class B	109,572	1,608,517
*	MatrixOne, Inc.	350,600	1,602,242
*	Mattson Technology, Inc.	367,317	3,489,512
	Maximus, Inc.	144,800	5,453,168
*	Maxwell Technologies, Inc.	118,192	1,652,324
*	McDATA Corp.	533,926	2,872,522
* #	MDI, Inc.	107,900	146,744
*	Measurement Specialties, Inc.	78,500	1,771,745
*	Mechanical Technology, Inc.	46,900	159,929
*	MedQuist, Inc.	133,500	1,742,175
*	Mentor Graphics Corp.	10,400	88,712
*	Merix Corp.	136,900	840,566
	Mesa Laboratories, Inc.	27,800	341,940
*	MetaSolv, Inc.	302,884	908,652
	Methode Electronics, Inc.	170,871	2,105,131
*	Metrologic Instruments, Inc.	157,221	2,633,452
*	Micro Linear Corp.	109,300	522,454
*	Micromuse, Inc.	97,737	651,906
*	Microtune, Inc.	409,488	2,510,161
* #	Mindspeed Technologies, Inc.	267,080	480,744
*	MIPS Technologies, Inc.	301,292	1,889,101
*	MIVA, Inc.	217,997	1,198,984
*	Mobility Electronics, Inc.	234,190	2,564,381
*	Mobius Management Systems, Inc.	174,400	960,944
	Mocon, Inc.	72,775	681,902
*	Moldflow Corp.	81,762	1,270,581
*	Monolithic System Technology, Inc.	216,288	1,070,626
*	Motive, Inc.	79,300	509,106
*	MRO Software, Inc.	187,287	3,159,532
*	MRV Communications, Inc.	716,119	1,525,333
* #	MSC.Software Corp.	171,500	2,386,423
*	MSGI Security Solutions, Inc.	904	4,375
* #	MTI Technology Corp.	3,300	5,610
*	MTM Technologies, Inc.	44,200	153,816
	MTS Systems Corp.	188,648	7,776,071
* #	Nanometrics, Inc.	119,851	1,429,822
* #	Napco Security Systems, Inc.	146,760	1,797,810
*	Neoforma, Inc.	156,824	1,179,316
*	NeoMagic Corp.	1,093	2,525
*	NEON Systems, Inc.	14,800	42,920
*	Neoware Systems, Inc.	119,988	1,312,669
*	Net Perceptions, Inc.	13,400	10,586
*	Net2Phone, Inc.	310,579	543,513
*	NETGEAR, Inc.	235,537	5,221,855
*	Netguru, Inc.	45,700	43,872
*	NetIQ Corp.	384,655	4,512,003
*	NetManage, Inc.	71,328	372,332

5

*	Netopia, Inc.	129,756	354,234
*	NetRatings, Inc.	322,530	4,225,143
*	NetScout Systems, Inc.	227,209	1,174,671
*	Network Engines, Inc.	207,412	309,044
*	Network Equipment Technologies, Inc.	175,900	872,464
*	Newport Corp.	323,553	4,316,197
*	NIC, Inc.	535,448	2,784,330
*	NMS Communications Corp.	419,008	1,382,726
* #	Novatel Wireless, Inc.	214,894	2,593,771
*	Nu Horizons Electronics Corp.	120,050	732,305
*	Nuance Communications, Inc.	196,100	1,090,316
*	NumereX Corp. Class A	102,700	554,580
*	NYFIX, Inc.	214,349	1,391,125
*	O.I. Corp.	25,700	286,555
*	Omtool, Ltd.	30,770	276,622
*	Online Resources Corp.	184,930	1,773,479
*	ONYX Software Corp.	116,084	452,728
*	Open Solutions, Inc.	138,652	3,130,762
*	Opent Technologies, Inc.	146,874	1,133,867
*	OpenTV Corp.	159,125	464,645
*	Oplink Communications, Inc.	183,800	290,404
*	Opsware, Inc.	698,167	3,225,532
*	OPTi, Inc.	118,200	195,030
*	Optical Cable Corp.	42,905	300,335
*	Optical Communication Products, Inc.	169,285	299,634
*	OSI Systems, Inc.	120,942	2,016,103
*	Overland Storage, Inc.	107,900	906,360
*	OYO Geospace Corp.	41,100	801,450
*	Packeteer, Inc.	240,255	2,839,814
* #	PalmSource, Inc.	117,117	1,161,801
*	Panavision, Inc.	13,000	52,650
*	PAR Technology Corp.	79,500	1,984,320
*	Paradyne Networks Corp.	388,950	1,108,508
	Park Electrochemical Corp.	146,800	3,545,220
* #	Parkervision, Inc.	148,375	752,261
*	Parlex Corp.	57,800	384,370
* #	Path 1 Network Technologies, Inc.	48,700	152,431
*	Paxar Corp.	60,900	1,145,529
*	PC Connection, Inc.	178,480	992,349
*	PC-Tel, Inc.	150,300	1,310,616
*	PDF Solutions, Inc.	189,746	2,977,115
*	Peerless Systems Corp.	101,700	551,214
*	Pegasus Solutions, Inc.	151,187	1,481,633
*	Pegasystems, Inc.	253,966	1,566,970
*	Pemstar, Inc.	146,137	154,905
*	Perceptron, Inc.	76,350	475,661
*	Perficient, Inc.	71,305	498,422
*	Performance Technologies, Inc.	131,275	878,230
*	Pericom Semiconductor Corp.	197,889	1,743,402
*	Pervasive Software, Inc.	225,700	1,026,935
*	Pfsweb, Inc.	1	2
*	Phoenix Technologies, Ltd.	176,469	1,318,223
*	Photon Dynamics, Inc.	115,000	2,242,500
*	Photronics, Inc.	167,008	3,468,756
*	Pixelworks, Inc.	113,400	835,758
*	Planar Systems, Inc.	106,214	814,661
*	PLATO Learning, Inc.	173,220	1,229,862
*	Plexus Corp.	320,889	5,480,784
*	Plumtree Software, Inc.	98,794	539,415
*	PLX Technology, Inc.	194,025	1,835,477
*	Porta Systems Corp.	1,490	358
*	Portal Software, Inc.	265,283	573,011
*	Power Integrations, Inc.	217,501	4,811,122
*	PowerCerv Corp.	12,633	8,654
*	Powerwave Technologies, Inc.	298,661	3,129,967
*	Presstek, Inc.	255,929	3,181,197
	Printronix, Inc.	67,150	1,123,420
*	Private Business, Inc.	8,305	13,205
#	Procom Technology, Inc.	8,800	6,336
	Programmers Paradise, Inc.	48,200	453,080
* #	Proxim Corp.	20,861	803
	QAD, Inc.	240,041	1,980,338
	Quality Systems, Inc.	99,200	6,448,000
*	Quantum Corp.	676,400	1,941,268
*	QuickLogic Corp.	193,158	687,642

6

* #	Quokka Sports, Inc.	480	4
*	Quovadx, Inc.	202,907	576,256
*	Radiant Systems, Inc.	251,931	2,975,305
*	RadiSys Corp.	151,643	2,831,175
*	Radyne ComStream, Inc.	71,000	765,380
*	Raindance Communications, Inc.	104,200	240,702
*	Ramtron International Corp.	185,100	542,343
*	Redback Networks, Inc.	402,499	3,638,591
*	Register.com, Inc.	99,500	758,190
*	Reliability, Inc.	900	149
*	Relm Wireless Corp.	47,941	153,411
*	REMEC, Inc.	204,310	1,225,860
	Renaissance Learning, Inc.	194,842	3,271,397
*	Reptron Electronics, Inc.	2,178	904
* #	Research Frontiers, Inc.	6,000	17,220
*	RF Monolithics, Inc.	83,500	529,390
	Richardson Electronics, Ltd.	112,404	876,751
*	Rimage Corp.	92,225	2,226,312
*	Riverstone Networks, Inc.	1,900	1,093
*	Robotic Vision Systems, Inc.	6,201	174
*	Rofin-Sinar Technologies, Inc.	113,200	4,092,180
*	Rogers Corp.	120,000	4,688,400
*	Rudolph Technologies, Inc.	120,073	1,761,471
*	S1 Corp.	501,290	2,130,483
*	Saba Software, Inc.	72,699	309,698
*	Safeguard Scientifics, Inc.	586,100	949,482
*	SafeNet, Inc.	157,051	5,025,632
* #	SatCon Technology Corp.	151,700	303,400
*	SBE, Inc.	34,600	84,978
*	SBS Technologies, Inc.	111,050	1,072,743
*	ScanSoft, Inc.	836,552	4,124,201
*	ScanSource, Inc.	89,880	4,014,041
*	Schmitt Industries, Inc.	17,800	148,096
*	Scientific Learning Corp.	1,900	9,918
*	Scientific Technologies, Inc.	38,400	115,968
*	SCM Microsystems, Inc.	104,624	285,624
*	Seachange International, Inc.	197,403	1,208,106
*	Secure Computing Corp.	269,458	3,106,851
*	SEEC, Inc.	1,200	408
*	Segue Software, Inc.	102,300	649,605
*	Selectica, Inc.	261,300	830,934
*	Semitool, Inc.	203,900	1,645,473
*	SI International, Inc.	82,511	2,589,195
* #	Sigma Designs, Inc.	173,500	1,707,240
*	Sigmatel, Inc.	52,102	1,008,174
*	Sigmatron International, Inc.	18,200	185,640
* #	Silicon Graphics, Inc.	162,400	129,920
*	Silicon Storage Technology, Inc.	152,972	743,444
*	SimpleTech, Inc.	327,764	1,560,157
*	Sipex Corp.	223,709	420,573
*	Sirenza Microdevices, Inc.	252,538	833,375
*	SM&A	147,253	1,307,607
*	Smith Micro Software, Inc.	121,400	558,440
*	Somera Communications, Inc.	83,100	78,114
*	Sonic Foundry, Inc.	95,300	110,167
*	Sonic Solutions, Inc.	182,550	3,607,188
*	SonicWALL, Inc.	485,782	2,900,119
	SpectraLink Corp.	163,500	2,107,515
*	Spectrum Control, Inc.	118,900	844,190
*	SPSS, Inc.	90,385	1,970,393
* #	SR Telecom, Inc.	162	60
*	SRS Labs, Inc.	120,600	709,128
	SS&C Technologies, Inc.	163,296	5,958,671
*	Staktek Holdings, Inc.	82,062	271,625
*	Standard Microsystems Corp.	151,539	3,947,591
	StarTek, Inc.	103,900	1,393,299
*	SteelCloud, Inc.	75,500	175,160
*	Stellent, Inc.	201,091	1,622,804
*	Stratasys, Inc.	78,313	2,218,607
*	Stratex Networks, Inc.	482,175	1,181,329
*	Stratos International, Inc.	86,635	477,359
*	SumTotal Systems, Inc.	58,283	237,795
* #	Sunair Electronics, Inc.	33,700	354,861
	Sunrise Telecom, Inc.	275,600	629,470
*	Suntron Corp.	36,507	49,650

7

*	Superior Essex, Inc.	124,971	2,354,454
*	Supertex, Inc.	95,400	2,766,600
*	SupportSoft, Inc.	305,252	1,477,420
*	Sykes Enterprises, Inc.	299,962	3,194,595
*	Symmetricom, Inc.	378,352	3,284,095
*	Synaptics, Inc.	182,662	3,013,923
*	SYNNEX Corp.	29,500	489,405
*	Synplicity, Inc.	186,709	1,484,337
	Syntel, Inc.	90,062	1,688,663
*	Taitron Components, Inc.	15,500	28,210
	TALX Corp.	154,928	5,524,732
* #	Taser International, Inc.	241,590	2,089,754
*	Technical Communications Corp.	7,300	23,725
	Technitrol, Inc.	186,900	2,741,823
*	Technology Solutions Corp.	7,022	2,387
*	TechTeam Global, Inc.	81,200	1,000,384
*	Tegal Corp.	11,800	8,260
* #	TeleCommunication Systems, Inc.	223,538	574,493
* #	Telkonet, Inc.	317,200	1,208,532
*	Telular Corp.	106,075	397,781
*	Terayon Communication Systems, Inc.	561,141	1,857,377
*	Terremark Worldwide, Inc.	160,400	800,396
*	Tessco Technologies, Inc.	53,500	695,500
*	Therma-Wave, Inc.	249,298	438,764
*	TheStreet.com, Inc.	227,700	979,110
*	Tier Technologies, Inc. Class B	169,900	1,478,130
*	TII Network Technologies, Inc.	57,160	87,455
*	Tollgrade Communications, Inc.	95,295	1,048,245
*	Track Data Corp.	13,353	36,854
*	Transact Technologies, Inc.	82,200	586,908
*	Transcat, Inc.	42,500	180,200
*	Trans-Industries, Inc.	3,800	2,964
	Trans-Lux Corp.	7,545	47,911
*	Transmeta Corp.	1,384	2,491
*	Transwitch Corp.	58,900	98,363
* #	Travelzoo, Inc.	115,370	2,668,508
*	Trident Microsystems, Inc.	210,300	7,385,736
*	Tripath Technology, Inc.	2,041	1,449
*	Triquint Semiconductor, Inc.	326,313	1,259,568
	Troy Group, Inc.	14,400	38,160
	TSR, Inc.	100,400	544,168
*	TTM Technologies, Inc.	290,241	2,246,465
*	Tumbleweed Communications Corp.	355,684	1,173,757
*	Tut Systems, Inc.	196,944	630,221
*	Tyler Technologies, Inc.	388,250	3,152,590
*	Ulticom, Inc.	306,127	3,257,191
*	Ultimate Software Group, Inc.	168,244	3,070,453
*	Ultra Clean Holdings, Inc.	6,800	40,800
*	Ultradata Systems, Inc.	2,500	288
*	Ultratech, Inc.	174,602	2,667,919
	United Online, Inc.	435,053	5,668,741
* #	Universal Display Corp.	212,933	2,787,293
* #	USDATA Corp.	24,040	1,743
* #	VA Software Corp.	367,930	585,009
*	Veeco Instruments, Inc.	217,996	4,004,587
*	VendingData Corp.	2,100	3,213
*	Verilink Corp.	154,542	171,542
*	Verity, Inc.	281,479	2,820,420
*	Verso Technologies, Inc.	159	48
*	Viasat, Inc.	190,611	4,525,105
*	Vicon Industries, Inc.	44,450	124,460
	Video Display Corp.	96,880	1,259,430
*	Viewpoint Corp.	364,721	536,140
*	Vignette Corp.	60,642	921,152
*	Viisage Technology, Inc.	317,272	1,370,615
*	Virage Logic Corp.	158,600	1,221,220
*	Visual Networks, Inc.	64,100	86,535
* #	Vitech America, Inc.	99,280	174
*	Vitesse Semiconductor, Inc.	127,400	279,006
*	Vitria Technology, Inc.	237,483	812,192
*	Vodavi Technology, Inc.	26,400	132,000
* #	Vyyo, Inc.	108,616	514,840
*	WatchGuard Technologies, Inc.	243,284	1,070,450
*	webMethods, Inc.	378,966	2,580,758
*	WebSideStory, Inc.	48,100	800,384

8

*	Westell Technologies, Inc.	385,480	1,437,840
*	White Electronics Designs Corp.	178,156	926,411
	Wireless Telecom Group, Inc.	192,400	554,112
*	Witness Systems, Inc.	196,978	3,565,302
*	WJ Communications, Inc.	266,742	325,425
	Woodhead Industries, Inc.	157,850	2,094,670
* #	WorldGate Communications, Inc.	24,000	78,960
	X-Rite, Inc.	173,100	2,179,329
* #	Zhone Technologies, Inc.	351,035	930,243
* #	Zix Corp.	229,525	553,155
*	Zomax, Inc.	265,192	875,134
*	Zones, Inc.	147,800	558,684
*	Zoran Corp.	325,048	5,122,756
*	Zygo Corp.	127,665	1,576,663
Total Information Technology (Cost $783,860,861)			839,328,692

Consumer Discretionary — (15.9%)
* #	1-800 CONTACTS, Inc.	95,765	1,706,532
*	1-800-FLOWERS.COM, Inc.	216,490	1,504,605
*	4Kids Entertainment, Inc.	97,500	1,678,950
*	A.C. Moore Arts & Crafts, Inc.	146,578	3,336,115
*	Acme Communications, Inc.	120,000	462,000
	Acme United Corp.	30,407	499,891
*	ACT Teleconferencing, Inc.	939	507
	Action Performance Companies, Inc.	133,700	1,692,642
*	Advanced Marketing Services, Inc.	135,675	691,942
	AFC Enterprises, Inc.	126,976	1,684,972
*	Aftermarket Technology Corp.	157,663	2,711,804
*	Alderwoods Group, Inc.	29,100	468,219
	Aldila, Inc.	38,433	955,829
*	All American Semiconductor, Inc.	45,140	201,776
* #	Alliance Gaming Corp.	378,100	4,537,200
*	Alloy, Inc.	215,380	1,089,823
	Ambassadors Group, Inc.	75,791	3,533,376
*	Amcast Industrial Corp.	85,700	1,714
*	American Biltrite, Inc.	57,750	660,949
*	America’s Car-Mart, Inc.	85,256	1,745,190
*	AMS Health Sciences, Inc.	46,700	130,760
	Andersons, Inc.	51,500	1,548,090
*	Applica, Inc.	159,500	322,190
	Arctic Cat, Inc.	96,282	2,076,803
	Ark Restaurants Corp.	21,400	642,642
*	Arlington Hospitality, Inc.	59,765	14,344
*	Asbury Automotive Group, Inc.	235,200	4,012,512
*	Ashworth, Inc.	132,600	1,093,950
*	Audiovox Corp. Class A	138,426	2,502,742
* #	Avatar Holdings, Inc.	47,000	2,525,780
*	Ballantyne of Omaha, Inc.	126,135	561,301
*	Bally Total Fitness Holding Corp.	252,100	905,039
*	Barry (R.G.) Corp.	163,435	1,021,469
	Bassett Furniture Industries, Inc.	105,200	1,994,592
*	Beasley Broadcast Group, Inc.	53,578	781,167
* #	Benihana, Inc.	11,500	221,605
*	Benihana, Inc. Class A	3,335	63,999
*	Big Dog Holdings, Inc.	2,100	14,700
*	BJ’s Restaurants, Inc.	167,118	3,557,942
	Blair Corp.	20,786	831,440
*	Blount International, Inc.	197,300	3,551,400
*	Bluegreen Corp.	226,729	3,999,500
*	Bombay Co., Inc.	302,900	1,441,804
*	Bontex, Inc.	2,200	209
	Bon-Ton Stores, Inc.	110,500	2,239,835
	Books-A-Million, Inc.	171,700	1,765,076
	Bowl America, Inc. Class A	55,406	772,360
*	Boyds Collection, Ltd.	460,400	437,380
* #	Brillian Corp.	50,000	152,000
*	Broadview Media, Inc.	15,800	57,670
*	Brookstone, Inc.	170,775	3,371,098
	Brown Shoe Company, Inc.	135,600	4,854,480
*	Buca, Inc.	132,551	729,030
	Buckle, Inc.	101,800	3,996,668
*	Bull Run Corp.	14,190	5,818
*	CabelTel International Corp.	3,430	15,521
*	Cache, Inc.	117,806	2,015,661

9

	Cadmus Communications Corp.	67,100	1,362,130
*	California Coastal Communities, Inc.	63,600	2,340,480
*	California Pizza Kitchen, Inc.	144,731	4,282,590
*	Calloway’s Nursery, Inc.	1,700	1,394
*	Candlewood Hotel Co., Inc.	3,100	181
*	Capital Pacific Holdings, Inc.	87,000	593,775
	Carmike Cinemas, Inc.	90,243	2,698,266
*	Carriage Services, Inc.	134,400	840,000
*	Casual Male Retail Group, Inc.	257,040	1,827,554
*	Catalina Lighting, Inc.	11,080	77,560
	Cato Corp. Class A	229,500	4,452,300
*	Cavalier Homes, Inc.	148,500	879,120
*	Cavco Industries, Inc.	23,012	771,592
*	CD Warehouse, Inc.	5,600	18
*	Champion Enterprises, Inc.	333,500	4,445,555
*	Championship Auto Racing Teams, Inc.	29,900	5,980
*	Champps Entertainment, Inc.	109,710	852,447
#	Charles and Colvard, Ltd.	103,586	1,986,779
*	Charlotte Russe Holding, Inc.	165,200	2,268,196
*	Chaus (Bernard), Inc.	1,760	1,848
*	Checkers Drive-In Restaurants, Inc.	79,530	1,163,524
	Cherokee, Inc.	20,200	673,468
	Christopher & Banks Corp.	265,300	4,263,371
*	Chromcraft Revington, Inc.	100,600	1,443,610
	Churchill Downs, Inc.	17,700	695,433
	Coachmen Industries, Inc.	113,800	1,532,886
	Coast Distribution System, Inc.	40,600	198,940
*	Coastcast Corp.	75,000	180,750
*	Cobra Electronics Corp.	114,900	961,713
	Collegiate Pacific, Inc.	72,100	885,388
	Concepts Direct, Inc.	1,600	136
*	Concord Camera Corp.	156,186	218,660
*	Congoleum Corp. Class A	35,500	150,875
*	Conn’s, Inc.	83,171	2,081,770
*	Cost Plus, Inc.	158,499	3,409,313
*	Cost-U-Less, Inc.	13,600	92,616
	Courier Corp.	141,318	5,216,047
	CPI Corp.	39,200	678,160
	Craftmade International, Inc.	61,350	1,117,183
*	CSK Auto Corp.	274,500	4,597,875
	CSS Industries, Inc.	32,250	1,164,225
*	Culp, Inc.	152,480	701,408
	Cutter & Buck, Inc.	111,600	1,540,080
*	Cybex International, Inc.	75,950	284,812
*	Cycle Country Accessories Corp.	36,800	113,712
*	Daily Journal Corp.	200	7,915
* #	Dave & Busters, Inc.	121,200	1,727,100
	Deb Shops, Inc.	100,300	2,429,266
* #	Deckers Outdoor Corp.	64,900	1,512,170
	Decorator Industries, Inc.	20,587	149,256
	Delta Apparel, Inc.	77,280	1,197,840
*	Delta Woodside Industries, Inc.	51,000	38,760
*	Department 56, Inc.	115,950	1,506,190
*	Design Within Reach, Inc.	47,075	542,304
*	Diedrich Coffee, Inc.	28,025	187,767
*	Digital Generation Systems, Inc.	283,550	184,307
*	Dixie Group, Inc.	98,600	1,668,312
* #	Dominion Homes, Inc.	61,600	1,073,688
	Dover Downs Gaming & Entertainment, Inc.	45,945	611,987
	Dover Motorsports, Inc.	123,600	861,492
*	Drew Industries, Inc.	94,000	4,215,900
*	drugstore.com, Inc.	690,210	2,753,938
*	Duckwall-ALCO Stores, Inc.	41,000	949,150
*	Dura Automotive Systems, Inc.	128,800	591,192
*	E Com Ventures, Inc.	10,825	160,210
* #	eCost.com, Inc.	113,829	249,286
	Educational Development Corp.	15,400	154,770
*	ELXSI Corp.	7,100	28,222
*	EMAK Worldwide, Inc.	58,100	528,710
*	Emerging Vision, Inc.	145,200	18,876
*	Emerson Radio Corp.	195,678	675,089
*	Enesco Group, Inc.	122,400	204,408
*	Everlast Worldwide, Inc.	5,600	26,992
*	Fab Industries, Inc.	40,200	100,500
* #	Factory 2-U Stores, Inc.	73,754	221

10

*	Fairchild Corp. Class A	148,929	361,897
*	Famous Dave’s of America, Inc.	78,830	953,843
*	Featherlite, Inc.	78,600	282,960
	Fedders Corp.	261,382	593,337
	Federal Screw Works	33,750	641,250
*	Finlay Enterprises, Inc.	79,800	956,802
	Flanigan’s Enterprises, Inc.	20,600	201,674
*	Fleetwood Enterprises, Inc.	415,399	4,199,684
	Flexsteel Industries, Inc.	60,900	883,245
* #	Foamex International, Inc.	58,149	8,722
* #	Footstar, Inc.	83,700	472,905
*	Fountain Powerboat Industries, Inc.	35,700	161,007
*	Fox & Hound Restaurant Group	72,931	859,856
*	Franklin Covey Co.	181,100	1,267,700
*	Franklin Electronic Publishers, Inc.	81,300	408,939
	Fred’s, Inc.	290,641	4,071,880
*	Friedmans, Inc. Class A	131,900	15,498
*	Friendly Ice Cream Corp.	24,500	279,300
	Frisch’s Restaurants, Inc.	63,868	1,568,598
* #	Gadzooks, Inc.	81,000	1,741
*	Gaiam, Inc.	3,551	38,351
	GameTech International, Inc.	78,500	216,660
*	Gaming Partners International Corp.	49,261	939,407
* #	Gander Mountain Co.	36,351	329,704
*	Genesco, Inc.	153,900	6,111,369
	Gentek, Inc.	72,674	1,033,424
*	G-III Apparel Group, Ltd.	61,470	631,297
	Goody’s Family Clothing, Inc.	235,660	1,633,124
*	Gottschalks, Inc.	129,300	1,303,344
	Gray Television, Inc.	309,200	3,803,160
	Gray Television, Inc. Class A	41,200	468,856
*	Group 1 Automotive, Inc.	170,400	5,043,840
*	GSI Commerce, Inc.	309,927	5,581,785
*	Guess, Inc.	266,600	5,766,558
*	Gymboree Corp.	234,000	3,596,580
	Haggar Corp.	58,500	1,353,690
*	Ha-Lo Industries, Inc.	8,600	6
*	Hammons (John Q.) Hotels, Inc. Class A	49,400	1,180,166
*	Hampshire Group, Ltd.	25,400	625,348
#	Hancock Fabrics, Inc.	182,600	1,040,820
	Handleman Co.	154,905	2,167,121
*	Harolds Stores, Inc.	41,537	46,106
*	Harris Interactive, Inc.	437,243	1,836,421
*	Hartmarx Corp.	295,600	2,624,928
*	Hastings Entertainment, Inc.	93,100	558,600
*	Hastings Manufacturing Co.	13,700	20,618
	Haverty Furniture Co., Inc.	125,200	1,559,992
	Haverty Furniture Co., Inc. Class A	12,000	148,560
*	Hayes Lemmerz International, Inc.	99,100	654,060
*	Hibbett Sporting Goods, Inc.	159,712	5,372,712
*	Hollywood Media Corp.	234,397	993,843
* #	Home Solutions of America, Inc.	52,740	151,891
*	Hot Topic, Inc.	15,900	246,450
*	Iconix Brand Group, Inc.	211,948	2,038,940
	ILX Resorts, Inc.	15,900	143,895
*	Image Entertainment, Inc.	172,400	465,480
*	IMPCO Technologies, Inc.	204,053	1,344,709
* #	Index Development Partners, Inc.	6,700	25,292
*	Infosonics Corp.	14,000	56,000
*	Insight Communications Co., Inc.	326,606	3,795,162
*	Insignia Systems, Inc.	56,850	40,932
*	Interface, Inc. Class A	329,947	3,348,962
*	Interstate Hotels & Resorts, Inc.	205,150	1,027,801
*	INVESTools, Inc.	323,950	1,344,392
*	Isle of Capri Casinos, Inc.	190,855	4,196,901
*	J. Alexander’s Corp.	104,700	878,433
*	J. Jill Group, Inc.	168,450	2,984,934
*	Jaclyn, Inc.	20,027	143,193
*	Jakks Pacific, Inc.	189,356	3,145,203
*	Jameson Inns, Inc.	114,690	274,109
*	Jennifer Convertibles, Inc.	41,000	93,480
*	Jo-Ann Stores, Inc.	166,300	3,575,450
*	Johnson Outdoors, Inc.	52,800	885,984
* #	Jos. A. Bank Clothiers, Inc.	102,937	4,071,158
*	Journal Register Co.	196,700	3,688,125

11

*	K2, Inc.	347,163	4,322,179
	Kellwood Co.	61,500	1,505,520
	Kenneth Cole Productions, Inc. Class A	82,900	2,375,085
*	Keystone Automotive Industries, Inc.	141,700	4,282,174
	Kimball International, Inc. Class B	177,049	2,237,899
*	Kirkland’s, Inc.	124,214	1,161,401
	Knape & Vogt Manufacturing Co.	27,588	333,815
	Koss Corp.	84,000	1,444,800
* #	Krause’s Furniture, Inc.	23,000	23
* #	Krispy Kreme Doughnuts, Inc.	461,100	3,204,645
*	LaCrosse Footwear, Inc.	20,400	258,876
*	Lakeland Industries, Inc.	26,487	411,078
*	Lakes Entertainment, Inc.	153,500	1,912,994
	Landry’s Restaurants, Inc.	34,900	1,020,127
*	Lazare Kaplan International, Inc.	67,400	626,820
#	La-Z-Boy, Inc.	200,400	2,883,756
*	Learning Care Group, Inc.	31,700	194,004
	Levitt Corp. Class A	132,000	3,288,120
	Libbey, Inc.	98,300	1,731,063
	Liberty Corp.	70,700	3,392,893
	Liberty Homes, Inc. Class A	200	1,010
	Lifetime Brands, Inc.	89,052	1,968,940
	Lithia Motors, Inc. Class A	115,000	3,414,350
*	LKG Corp.	133,292	4,169,374
*	Lodgenet Entertainment Corp.	133,161	2,010,731
*	Lodgian, Inc.	17,698	185,298
	Lone Star Steakhouse & Saloon, Inc.	134,758	3,556,264
*	LOUD Technologies, Inc.	112,900	327,410
*	Luby’s, Inc.	167,750	2,204,235
	M/I Homes, Inc.	126,500	7,128,275
*	Mace Security International, Inc.	26,700	72,357
*	Magic Lantern Group, Inc.	11,700	58
* #	Magna Entertainment Corp.	15,700	103,620
*	Main Street Restaurant Group, Inc.	135,923	765,246
*	Major Automotive Companies, Inc.	3,350	3,584
* #	Manning (Greg) Auctions, Inc.	180,462	2,697,907
	Marine Products Corp.	103,005	1,241,210
*	MarineMax, Inc.	128,076	3,638,639
*	Marisa Christina, Inc.	68,800	59,856
*	Marlton Technologies, Inc.	52,900	64,538
*	Max & Erma’s Restaurants, Inc.	20,844	297,027
*	Mayor’s Jewelers, Inc.	160,400	86,616
	McRae Industries, Inc. Class A	9,100	112,840
*	Meade Instruments Corp.	152,660	369,437
*	MediaBay, Inc.	401	184
*	Mediacom Communications Corp.	32,496	237,221
*	Merisel, Inc.	5	36
*	Mestek, Inc.	115,650	1,376,235
*	Midas, Inc.	120,000	2,532,000
*	Mikohn Gaming Corp.	172,125	1,979,437
*	Mity Enterprises, Inc.	40,550	696,243
	Monaco Coach Corp.	217,600	3,344,512
*	Monarch Casino & Resort, Inc.	145,000	2,753,550
	Monro Muffler Brake, Inc.	87,397	2,607,053
*	Morgan’s Foods, Inc.	500	2,325
*	Mossimo, Inc.	149,150	726,360
*	Mothers Work, Inc.	36,400	455,000
*	Motorcar Parts of America, Inc.	24,500	270,112
	Movado Group, Inc.	185,800	3,621,242
	Movie Gallery, Inc.	69,211	1,245,106
*	MTR Gaming Group, Inc.	203,681	1,882,012
* #	Multimedia Games, Inc.	202,909	2,047,352
*	Nathan’s Famous, Inc.	52,600	478,660
*	National RV Holdings, Inc.	102,650	616,926
*	Nature Vision, Inc.	500	2,850
* #	Navarre Corp.	216,757	1,541,142
*	Navigant International, Inc.	104,400	1,258,020
	Nelson (Thomas), Inc.	126,800	2,604,472
* #	Netflix, Inc.	196,906	4,245,293
*	Nevada Gold & Casinos, Inc.	94,150	1,015,878
*	New Frontier Media, Inc.	133,137	966,575
*	Nitches, Inc.	11,213	56,177
*	Nobel Learning Communities, Inc.	49,600	467,232
	Nobility Homes, Inc.	43,800	1,200,120
	Noble International, Ltd.	69,634	1,628,739

12

*	NTN Communications, Inc.	363,891	582,226
*	Nutri/System, Inc.	243,800	5,341,658
*	O’Charleys, Inc.	160,061	2,623,400
*	Odd Job Stores, Inc.	86,200	19,395
*	Ohio Art Co.	3,600	24,120
* #	Oneida, Ltd.	103,200	206,400
*	Opinion Research Corp.	27,500	209,000
	Orleans Homebuilders, Inc.	136,500	3,094,455
	Oxford Industries, Inc.	114,500	5,341,425
*	P & F Industries, Inc. Class A	600	8,802
* #	Palm Harbor Homes, Inc.	165,252	3,052,204
*	Pantry, Inc.	140,533	5,043,729
* #	Papa John’s International, Inc.	120,978	5,785,168
*	Party City Corp.	129,327	1,682,544
*	Paxson Communications Corp.	343,100	209,291
*	PC Mall, Inc.	94,300	507,334
* #	Pegasus Communications Corp.	56,640	189,744
*	Perry Ellis International, Inc.	69,400	1,821,750
*	PetMed Express, Inc.	175,574	1,834,748
	Phillips-Van Heusen Corp.	37,200	1,245,828
*	Phoenix Footwear Group, Inc.	44,200	287,742
*	Phoenix Gold International, Inc.	3,600	1,872
*	Pinnacle Entertainment, Inc.	220,500	4,396,770
*	Playboy Enterprises, Inc. Class B	208,380	2,825,633
*	Point.360	84,700	234,619
*	Pomeroy IT Solutions, Inc.	105,149	1,357,474
#	Pre-Paid Legal Services, Inc.	115,800	4,688,742
*	PRIMEDIA, Inc.	55,604	231,313
*	Princeton Review, Inc.	107,441	646,795
*	Proliance International, Inc.	63,000	357,210
*	Provide Commerce, Inc.	86,990	2,219,985
*	QEP Co., Inc.	15,000	173,250
*	Quaker Fabric Corp.	147,950	476,399
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	367,283	1,711,539
*	R&B, Inc.	138,600	1,538,460
	Raytech Corp.	51,695	66,170
*	RC2 Corp.	138,561	5,383,095
*	Reading International, Inc. Class A	142,163	1,108,871
*	Reading International, Inc. Class B	10,140	77,064
*	RedEnvelope, Inc.	40,100	405,010
*	Regent Communications, Inc.	551,100	3,108,204
*	Rentrak Corp.	104,800	979,880
*	Rent-Way, Inc.	191,600	1,417,840
*	Restoration Hardware, Inc.	266,000	1,899,240
* #	Retail Ventures, Inc.	312,556	3,569,390
*	Rex Stores Corp.	141,475	2,180,130
*	Riviera Holdings Corp.	66,300	1,719,159
*	Rockford Corp.	57,300	194,820
*	Rocky Shoes & Boots, Inc.	34,200	1,030,412
*	Rubio’s Restaurants, Inc.	68,500	646,640
	Russ Berrie & Co., Inc.	147,200	2,465,600
	Russell Corp.	240,300	4,371,057
*	Ryan’s Restaurant Group, Inc.	306,442	3,925,522
*	S&K Famous Brands, Inc.	24,600	461,865
*	Safety Components International, Inc.	1,180	16,077
*	Saga Communications, Inc. Class A	128,041	1,859,155
*	Salem Communications Corp.	144,902	2,687,932
* #	Salton, Inc.	80,800	307,040
	Saucony, Inc. Class A	55,300	1,269,135
	Saucony, Inc. Class B	57,600	1,316,966
*	Schieb (Earl), Inc.	71,500	275,275
*	Select Comfort Corp.	259,664	5,019,305
*	Sharper Image Corp.	108,800	1,462,272
*	Shiloh Industries, Inc.	121,400	1,621,904
*	Shoe Carnival, Inc.	123,800	2,025,368
*	Shoe Pavilion, Inc.	5,700	27,303
*	ShopKo Stores, Inc.	255,600	6,356,772
	Sinclair Broadcast Group, Inc. Class A	163,831	1,538,373
*	Six Flags, Inc.	686,000	4,904,900
*	Skechers U.S.A., Inc. Class A	160,400	2,678,680
	Skyline Corp.	34,800	1,370,076
* #	Smith & Wesson Holding Corp.	250,500	1,315,125
*	Smith & Wollensky Restaurant Group, Inc.	52,300	329,490
	Sonesta International Hotels Corp. Class A	400	11,242
*	Source Interlink Companies, Inc.	345,569	4,250,499

13

*	Southern Energy Homes, Inc.	120,525	741,229
*	Spanish Broadcasting System, Inc.	284,671	2,197,660
*	SPAR Group, Inc.	1,000	1,910
	Spartan Motors, Inc.	92,900	1,049,770
*	Sport Chalet, Inc.	56,500	966,150
*	Sport Supply Group, Inc.	63,100	377,022
*	Sport-Haley, Inc.	32,100	112,671
*	Sportsman’s Guide, Inc.	64,350	1,617,115
*	Stage Stores, Inc.	142,777	3,970,628
*	Stamps.com, Inc.	171,198	2,970,285
	Standard Motor Products, Inc.	144,500	1,495,575
	Stanley Furniture, Inc.	141,600	3,796,296
	Star Buffet, Inc.	16,400	128,084
*	Steak n Shake Co.	202,800	3,966,768
*	Steinway Musical Instruments, Inc.	79,000	2,184,350
*	Steven Madden, Ltd.	123,500	2,896,075
	Stewart Enterprises, Inc.	373,722	2,593,631
*	Stoneridge, Inc.	170,700	1,640,427
*	Strattec Security Corp.	40,900	2,115,348
	Stride Rite Corp.	265,400	3,423,660
	Sturm Ruger & Co., Inc.	196,500	1,872,645
*	Sunterra Corp.	138,017	1,745,915
#	Superior Industries International, Inc.	191,100	4,251,975
	Superior Uniform Group, Inc.	86,600	1,112,810
	Syms Corp.	143,200	2,123,656
*	Systemax, Inc.	185,900	1,295,723
*	Tag-It Pacific, Inc.	124,800	112,320
	Tandy Brand Accessories, Inc.	56,777	622,844
* #	Tarrant Apparel Group	224,335	780,686
*	TBC Corp.	180,300	4,804,995
*	Tenneco Automotive, Inc.	299,400	5,428,122
*	The Dress Barn, Inc.	224,326	5,383,824
	The Hallwood Group, Inc.	2,653	205,607
	The Marcus Corp.	152,800	2,945,984
*	The Rowe Companies	120,268	336,750
*	The Sports Authority, Inc.	173,400	5,600,820
*	The Sports Club Co., Inc.	142,200	226,098
* #	TiVo, Inc.	607,765	3,129,990
*	Too, Inc.	79,331	2,114,964
* #	Tower Automotive, Inc.	141,500	25,611
	Traffix, Inc.	142,900	807,385
*	Trans World Entertainment Corp.	218,126	1,627,220
*	Tropical Sportswear International Corp.	160	2
*	Trump Entertainment Resorts, Inc.	64	1,171
*	Tweeter Home Entertainment Group, Inc.	174,025	716,983
*	Ultimate Electronics, Inc.	2,190	77
*	Unifi, Inc.	377,200	1,565,380
	Unifirst Corp.	87,300	3,430,017
*	United Retail Group, Inc.	118,000	1,047,840
*	Universal Electronics, Inc.	100,200	1,745,484
*	ValueVision Media, Inc. Class A	262,669	3,480,364
* #	Varsity Group, Inc.	112,719	633,481
*	Vertrue, Inc.	70,590	2,437,473
*	Virco Manufacturing Corp.	155,131	1,093,674
*	Waxman Industries, Inc. Class B	975	6,727
	Wellco Enterprises, Inc.	10,600	119,038
*	Wells-Gardner Electronics Corp.	61,341	141,084
*	West Marine, Inc.	149,302	2,780,003
*	Westcoast Hospitality Corp.	118,800	803,088
* #	Wet Seal, Inc. Class A	335,942	1,716,664
	Weyco Group, Inc.	6,600	131,010
* #	Whitehall Jewelers, Inc.	153,200	896,220
*	Wickes, Inc.	37,100	130
*	William Lyon Homes, Inc.	12,900	1,936,935
*	Wilsons The Leather Experts, Inc.	313,920	2,015,366
*	Winmark Corp.	51,900	1,112,736
	World Wrestling Federation Entertainment, Inc.	1,200	15,156
*	Worldwide Restaurant Concepts, Inc.	245,424	1,636,978
*	Young Broadcasting, Inc. Class A	127,936	559,080
*	Zapata Corp.	106,880	806,944
Total Consumer Discretionary (Cost $482,702,606)			647,818,058

Health Care — (15.8%)
*	A.D.A.M., Inc.	5,100	29,835

14

* #	aaiPharma, Inc.	154,500	110,467
*	Abaxis, Inc.	146,800	1,683,796
*	Abgenix, Inc.	124,717	1,370,640
*	Abiomed, Inc.	193,504	1,938,910
* #	Able Laboratories, Inc.	127,130	31,147
*	Acacia Research-CombiMatrix	195,451	338,130
*	Accelr8 Technology Corp.	10,362	31,397
*	Accelrys, Inc.	220,300	1,191,823
*	Access Pharmaceuticals, Inc.	108,200	76,822
* #	Acusphere, Inc.	11,700	67,860
*	Adolor Corp.	289,228	2,765,020
* #	Advanced Magnetics, Inc.	64,200	622,740
*	Advanced Neuromodulation Systems, Inc.	25,997	1,338,586
* #	Advancis Pharmaceutical Corp.	24,997	22,997
* #	ADVENTRX Pharmaceuticals, Inc.	391,700	1,504,128
*	Air Methods Corp.	81,580	828,037
* #	Akorn, Inc.	202,000	557,520
* #	Aksys, Ltd.	202,580	449,728
*	Albany Molecular Research, Inc.	240,540	4,012,207
*	Alexion Pharmaceuticals, Inc.	202,272	5,784,979
* #	Align Technology, Inc.	442,502	3,013,439
*	Alliance Imaging, Inc.	354,000	3,267,420
*	Allied Healthcare International, Inc.	233,100	1,221,444
*	Allied Healthcare Products, Inc.	65,800	341,502
*	Allos Therapeutics, Inc.	221,183	488,814
* #	Allscripts Healthcare Solutions, Inc.	307,900	5,474,462
*	Almost Family, Inc.	11,500	180,665
*	Alteon, Inc.	231,200	67,048
* #	Amedisys, Inc.	116,047	4,539,759
*	America Services Group, Inc.	78,250	1,349,030
*	American Claims Evaluation, Inc.	3,100	6,200
*	American Dental Partners, Inc.	62,600	1,917,438
*	American Retirement Corp.	230,041	4,198,248
	American Shared Hospital Services	26,800	155,172
*	AMICAS, Inc.	348,392	1,933,576
*	AMN Healthcare Services, Inc.	213,600	3,302,256
*	Amsurg Corp.	66,946	1,863,791
	Analogic Corp.	102,709	5,120,044
*	Angeion Corp.	1,294	3,317
*	AngioDynamics, Inc.	74,011	1,598,638
*	Anika Therapeutics, Inc.	76,320	969,264
* #	Antigenics, Inc.	328,078	1,801,148
*	AP Pharma, Inc.	193,400	301,704
* #	Aphton Corp.	251,671	166,229
* #	Applied Imaging Corp.	10,350	21,963
*	Aradigm Corp.	152,941	154,470
*	Arena Pharmaceuticals, Inc.	281,710	2,357,913
	Argonaut Technologies, Inc.	38,048	11,129
*	Ariad Pharmaceuticals, Inc.	453,648	3,765,278
*	Arqule, Inc.	257,454	1,966,949
*	Array BioPharma, Inc.	276,315	1,823,679
#	Arrhythmia Research Technology, Inc.	18,975	233,962
*	Arthrocare Corp.	131,761	4,792,148
*	Aspect Medical Systems, Inc.	158,140	4,801,130
* #	AtheroGenics, Inc.	271,931	4,829,495
	Atrion Corp.	15,400	1,009,316
*	ATS Medical, Inc.	89,700	310,362
*	AVANIR Pharmaceuticals Class A	793,900	2,929,491
*	Avant Immunotherapeutics, Inc.	408,574	535,232
* #	AVI BioPharma, Inc.	317,870	683,420
*	Avigen, Inc.	144,700	395,031
* #	AXM Pharma, Inc.	105,600	177,408
*	Axonyx, Inc.	1,200	1,512
*	Bentley Pharmaceuticals, Inc.	157,750	1,806,237
*	Beverly Enterprises, Inc.	141,500	1,775,825
*	Bioanalytical Systems, Inc.	8,700	52,026
*	BioCryst Pharmaceuticals, Inc.	191,300	1,691,092
*	Bioenvision, Inc.	304,158	2,710,048
*	Bio-Imaging Technologies, Inc.	82,576	255,986
#	BioLase Technology, Inc.	156,852	878,371
*	Bio-Logic Systems Corp.	64,200	399,966
*	BioMarin Pharmaceutical, Inc.	542,019	4,677,624
*	Bio-Reference Laboratories, Inc.	91,257	1,424,522
*	BioSante Pharmaceuticals, Inc.	136,000	531,760
*	BioScrip, Inc.	280,048	1,769,903

15

*	Biosource International, Inc.	98,100	1,228,212
*	Biospecifics Technologies Corp.	39,000	68,250
*	BioSphere Medical, Inc.	107,224	579,010
*	BioTime, Inc.	2,700	1,323
*	Bioveris Corp.	9,200	50,968
* #	Bradley Pharmaceuticals, Inc.	115,549	1,229,441
* #	BriteSmile, Inc.	4,700	5,781
*	Bruker BioSciences Corp.	658,415	2,870,689
*	Caliper Life Sciences, Inc.	219,952	1,442,885
	Cambrex Corp.	202,200	3,845,844
* #	CancerVax Corp.	200,300	630,945
*	Candela Corp.	180,702	1,790,757
*	Cantel Medical Corp.	107,734	2,240,867
*	Capital Senior Living Corp.	204,900	1,680,180
*	Caprius, Inc.	100	260
*	Caraco Pharmaceutical Laboratories, Ltd.	194,150	1,737,642
*	Cardiac Sciences, Inc.	282,081	313,110
*	CardioDynamics International Corp.	326,305	443,775
*	Cardiotech International, Inc.	120,460	215,623
*	CareCentric, Inc.	33,815	59,176
* #	Cell Genesys, Inc.	340,569	2,022,980
* #	Cell Therapeutics, Inc.	464,929	1,190,218
* #	Cellegy Pharmaceuticals, Inc.	178,700	251,967
*	Cepheid, Inc.	305,695	2,292,712
*	Cerus Corp.	165,031	1,115,610
*	Chad Therapeutics, Inc.	9,300	29,295
*	Cholestech Corp.	114,500	1,179,350
*	Ciphergen Biosystems, Inc.	199,606	359,291
* #	Clarient, Inc.	44,200	72,930
#	Clinical Data, Inc.	5,890	142,538
	CNS, Inc.	140,800	3,704,448
*	Collagenex Pharmaceuticals, Inc.	106,700	979,506
*	Columbia Laboratories, Inc.	292,163	818,056
*	Compex Technologies, Inc.	103,800	390,288
	Computer Programs & Systems, Inc.	91,493	3,026,588
*	Conceptus, Inc.	209,981	2,200,601
*	Connetics Corp.	234,214	4,464,119
* #	Corautus Genetics, Inc.	3,614	16,877
*	Corgentech, Inc.	85,240	216,510
* #	Cortex Pharmaceuticals, Inc.	56,400	142,128
*	Corvel Corp.	18,600	440,262
*	Cotherix, Inc.	110,900	1,545,946
* #	Critical Therapeutics, Inc.	79,557	486,889
*	Criticare Systems, Inc.	84,200	430,262
*	Cross Country Healthcare, Inc.	240,081	4,657,571
*	CryoLife, Inc.	175,450	1,368,510
*	Cubist Pharmaceuticals, Inc.	353,314	6,384,384
*	CuraGen Corp.	365,431	1,596,933
* #	Curative Health Services, Inc.	115,100	260,126
*	Curis, Inc.	355,860	1,615,604
*	Cygnus, Inc.	600	73
*	Cypress Bioscience, Inc.	225,016	3,096,220
*	Cytogen Corp.	115,245	505,926
* #	CytRx Corp.	6,400	5,376
	Datascope Corp.	106,562	3,447,281
*	Daxor Corp.	46,300	748,671
*	Del Global Technologies Corp.	78,521	221,822
* #	Dendreon Corp.	426,461	2,473,474
*	Dendrite International, Inc.	306,585	5,552,254
*	DepoMed, Inc.	304,150	1,599,829
*	Digene Corp.	150,203	4,343,871
*	Discovery Laboratories, Inc.	346,958	2,165,018
*	Discovery Partners International, Inc.	194,892	574,931
*	Diversa Corp.	316,665	1,507,325
*	DJ Orthopedics, Inc.	160,600	4,456,650
*	DOV Pharmaceutical, Inc.	168,379	2,529,053
* #	Durect Corp.	384,329	2,286,758
*	DUSA Pharmaceuticals, Inc.	121,635	1,307,576
*	Dyax Corp.	284,375	1,541,313
* #	Dynacq Healthcare, Inc.	67,234	333,481
*	Dynavax Technologies Corp.	4,400	29,700
*	Elite Pharmaceuticals, Inc.	145,900	401,225
*	Embrex, Inc.	120,100	1,540,883
*	Emeritus Corp.	145,800	2,210,328
*	Emisphere Technologies, Inc.	167,588	536,282

16

*	Encore Medical Corp.	384,943	2,128,735
*	Encysive Pharmaceuticals, Inc.	435,648	5,393,322
* #	Endocare, Inc.	71,300	262,028
*	Endologix, Inc.	232,908	1,115,629
*	Enpath Medical, Inc.	11,807	94,456
*	Entremed, Inc.	358,666	911,012
*	Enzo Biochem, Inc.	233,763	3,702,806
*	EP Medsystems, Inc.	193,300	552,838
*	EPIX Pharmaceuticals, Inc.	174,431	1,487,896
*	eResearch Technology, Inc.	360,993	5,566,512
*	Ergo Science Corp.	36,350	65,430
*	Exact Sciences Corp.	188,942	466,687
*	Exactech, Inc.	76,400	1,054,320
*	Exelixis, Inc.	603,943	4,523,533
*	E-Z-EM, Inc.	86,424	1,186,602
*	First Horizon Pharmaceutical Corp.	262,576	5,427,446
*	Fischer Imaging Corp.	60,600	60,600
*	Five Star Quality Care, Inc.	91,050	681,965
* #	Genaera Corp.	178,100	452,374
*	Genaissance Pharmaceuticals, Inc.	126,439	179,543
*	Gene Logic, Inc.	254,260	1,286,556
*	Genesis HealthCare Corp.	7,149	286,675
*	Genta, Inc.	130,100	137,906
*	Gentiva Health Services, Inc.	175,100	3,316,394
*	GenVec, Inc.	310,509	801,113
* #	Geron Corp.	403,804	4,381,273
*	Greatbatch, Inc.	159,400	3,985,000
* #	GTC Biotherapeutics, Inc.	145,853	250,867
*	Guilford Pharmaceuticals, Inc.	327,427	1,211,480
*	Hanger Orthopedic Group, Inc.	178,800	1,432,188
*	Harvard Bioscience, Inc.	214,835	625,170
*	HealthAxis, Inc.	5,710	9,307
*	HealthExtras, Inc.	272,191	5,647,963
*	HealthStream, Inc.	14,400	54,432
*	HealthTronics Surgical Services, Inc.	253,805	2,827,388
* #	Hemispherx Biopharma, Inc.	262,700	443,963
*	Hi-Tech Pharmacal, Inc.	58,550	1,441,501
*	HMS Holdings Corp.	167,500	1,185,900
*	Hollis-Eden Pharmaceuticals, Inc.	143,813	1,150,504
	Hooper Holmes, Inc.	518,200	2,186,804
*	Horizon Health Corp.	95,550	2,388,750
*	ICU Medical, Inc.	103,725	3,150,128
*	IDM Pharma, Inc.	5,338	28,243
*	I-Flow Corp.	160,840	2,306,446
*	Illumina, Inc.	289,461	3,531,424
* #	Immtech International, Inc.	82,200	933,792
*	Immunicon Corp.	36,900	129,888
*	ImmunoGen, Inc.	301,529	1,914,709
* #	Immunomedics, Inc.	373,056	656,579
* #	Implant Sciences Corp.	72,600	461,010
*	Incyte Corp.	598,473	4,404,761
*	Indevus Pharmaceuticals, Inc.	338,417	900,189
* #	Inhibitex, Inc.	97,500	916,500
*	InKine Pharmaceutical Co., Inc.	9,500	33,440
*	Innovative Clinical Solutions, Ltd.	610	2
* #	Inovio Biomedical Corp.	12,700	33,020
* #	Insite Vision, Inc.	179,500	98,725
* #	Insmed, Inc.	201,082	201,082
*	Inspire Pharmaceuticals, Inc.	315,270	2,821,667
* #	IntegraMed America, Inc.	25,480	319,010
*	Intermagnetics General Corp.	229,372	6,699,956
* #	InterMune, Inc.	244,520	3,919,656
* #	Interpharm Holdings, Inc.	139,900	208,451
*	IntraBiotics Pharmaceuticals, Inc.	50,457	183,663
* #	Introgen Therapeutics, Inc.	222,633	1,309,082
*	Inverness Medical Innovations, Inc.	2,955	84,218
*	Iomed, Inc.	46,800	100,152
*	Iridex Corp.	56,300	454,341
*	IRIS International, Inc.	123,150	2,141,579
*	Isis Pharmaceuticals, Inc.	428,246	2,162,642
* #	Isolagen, Inc.	217,800	518,364
*	Ista Pharmaceuticals, Inc.	183,528	1,336,084
* #	I-Trax, Inc.	128,200	167,942
*	IVAX Diagnostics, Inc.	12,700	49,530
* #	iVow, Inc.	19,350	7,353

17

*	Kendle International, Inc.	99,800	2,415,160
* #	Kensey Nash Corp.	122,700	3,717,810
* #	Kera Vision, Inc.	7,800	9
*	Keryx Biopharmaceuticals, Inc.	279,594	4,685,995
	Kewaunee Scientific Corp.	19,400	172,078
*	Kosan Biosciences, Inc.	251,802	1,850,745
*	LabOne, Inc.	124,943	5,401,286
*	Lannet Co., Inc.	169,570	832,589
*	Large Scale Biology Corp.	940	818
* #	Laserscope	163,250	4,775,063
	LCA-Vision, Inc.	71,807	2,947,677
	Lectec Corp.	25,637	33,328
*	Lexicon Genetics, Inc.	558,005	2,483,122
*	Lifecell Corp.	234,236	5,616,979
*	Lifecore Biomedical, Inc.	116,800	1,284,800
*	Lifeline Systems, Inc.	74,000	2,502,680
*	Ligand Pharmaceuticals, Inc. Class B	39,100	306,935
* #	Lipid Sciences, Inc.	186,900	680,316
*	Luminex Corp.	231,350	2,350,516
*	Matria Healthcare, Inc.	153,312	5,557,560
*	Matritech, Inc.	257,800	162,414
*	Matrixx Initiatives, Inc.	91,900	1,213,080
*	Maxim Pharmaceuticals, Inc.	174,994	234,492
*	Maxygen, Inc.	244,402	2,172,734
*	MedCath Corp.	135,338	3,357,736
* #	Med-Design Corp.	46,520	26,051
*	Medical Action Industries, Inc.	89,200	1,527,104
*	Medical Staffing Network Holdings, Inc.	213,300	1,232,874
*	Medicore, Inc.	45,000	524,250
*	MEDTOX Scientific, Inc.	32,372	236,639
*	Memory Pharmaceuticals Corp.	2,300	5,244
*	Memry Corp.	88,600	233,904
*	Merge Technologies, Inc.	147,453	2,749,998
	Meridian Bioscience, Inc.	139,300	3,552,150
*	Merit Medical Systems, Inc.	204,306	3,569,226
*	Metropolitan Health Networks, Inc.	352,500	898,875
*	Micro Therapeutics, Inc.	359,541	2,099,719
*	Microtek Medical Holdings, Inc.	375,445	1,314,058
*	Milestone Scientific, Inc.	27,100	56,368
*	Molecular Devices Corp.	131,366	2,740,295
*	Molina Healthcare, Inc.	60,400	1,644,692
* #	Myogen, Inc.	91,480	1,893,636
*	Myriad Genetics, Inc.	218,455	4,318,855
*	Nabi Biopharmaceuticals	80,732	1,087,460
*	Nanogen, Inc.	339,167	1,146,384
* #	Nastech Pharmaceutical Co., Inc.	132,946	1,891,822
*	National Dentex Corp.	41,100	822,822
	National Home Health Care Corp.	24,566	281,772
*	National Medical Health Card Systems, Inc.	34,721	978,785
	National Research Corp.	52,200	848,250
*	Natus Medical, Inc.	125,632	1,329,187
	NDCHealth Corp.	278,600	5,240,466
* #	Neogen Corp.	71,525	1,155,129
*	Neopharm, Inc.	175,240	2,356,978
*	NeoRx Corp.	200	202
*	Neose Technologies, Inc.	180,947	455,986
*	Neurobiological Technologies, Inc.	14,600	54,020
*	Neurogen Corp.	285,332	1,911,724
*	New Brunswick Scientific Co., Inc.	75,600	429,400
*	NMT Medical, Inc.	92,200	911,858
*	North American Scientific, Inc.	105,700	248,395
*	Northfield Laboratories, Inc.	189,582	2,566,940
*	NovaMed, Inc.	160,073	1,136,518
* #	Novavax, Inc.	268,739	405,796
*	Noven Pharmaceuticals, Inc.	176,739	2,944,472
*	Novoste Corp.	73,411	51,388
*	NPS Pharmaceuticals, Inc.	275,575	2,747,483
*	Nutraceutical International Corp.	82,310	1,214,073
* #	Nutrition 21, Inc.	1,085	1,172
*	NuVasive, Inc.	180,133	3,426,130
*	Nuvelo, Inc.	315,852	2,962,692
	NWH, Inc.	14,700	207,270
* #	OCA, Inc.	340,700	442,910
*	Odyssey Healthcare, Inc.	261,933	4,374,281
*	Omnicell, Inc.	192,108	1,738,577

18

*	Onyx Pharmaceuticals, Inc.	14,400	286,848
*	Optical Sensors, Inc.	1,133	3,824
	Option Care, Inc.	239,713	3,240,920
*	OraSure Technologies, Inc.	335,176	3,107,082
*	Orchid Cellmark, Inc.	173,715	1,563,435
*	Orthologic Corp.	304,100	1,283,302
* #	Oscient Pharmaceutical Corp.	544,451	1,252,237
*	Osteotech, Inc.	151,125	843,278
* #	Oxigene, Inc.	141,500	713,160
*	Pain Therapeutics, Inc.	323,314	1,988,381
* #	PainCare Holdings, Inc.	382,300	1,525,377
*	Palatin Technologies, Inc.	1,937	3,758
*	Palomar Medical Technologies, Inc.	124,871	3,023,127
* #	Panacos Pharmaceuticals, Inc.	79,895	731,039
*	Parexel International Corp.	185,324	3,591,579
*	Patient Infosystems, Inc.	408	2,224
*	PDI, Inc.	102,794	1,441,172
*	Pediatric Services of America, Inc.	52,200	709,920
*	Penwest Pharmaceuticals Co.	162,934	2,383,724
*	Per-Se Technologies, Inc.	247,027	4,762,681
*	Pharmacopia Drug Discovery, Inc.	103,050	378,194
*	Pharmacyclics, Inc.	141,954	1,276,166
* #	Pharmanetics, Inc.	32,800	10,660
* #	PhotoMedex, Inc.	344,874	810,454
*	Point Therapeutics, Inc.	5,640	23,406
*	Possis Medical, Inc.	159,600	2,079,588
*	Pozen, Inc.	215,996	1,926,684
*	PRAECIS Pharmaceuticals, Inc.	155,047	91,478
* #	Premier Laser Systems, Inc. Class A	16,400	16
*	Progenics Pharmaceuticals, Inc.	158,517	3,737,831
*	ProxyMed, Inc.	26,939	138,197
*	PSS World Medical, Inc.	311,063	4,507,303
	Psychemedics Corp.	49,039	731,171
*	QuadraMed Corp.	197,437	345,515
*	Questcor Pharmaceuticals, Inc.	124,400	73,396
*	Quidel Corp.	256,200	2,085,468
*	Quigley Corp.	64,395	595,654
*	Quinton Cardiology Systems, Inc.	94,068	773,239
*	Radiation Therapy Services, Inc.	165,868	4,455,214
*	Radiologix, Inc.	176,100	713,205
*	Regeneration Technologies, Inc.	189,783	1,755,493
*	Regeneron Pharmaceuticals, Inc.	392,486	2,931,870
*	RegeneRx Biopharmaceuticals, Inc.	7,600	26,220
*	RehabCare Group, Inc.	118,700	2,667,189
*	Renovis, Inc.	181,332	2,404,462
*	Repligen Corp.	250,400	979,064
*	Res-Care, Inc.	107,702	1,620,915
*	Rigel Pharmaceuticals, Inc.	176,836	3,559,709
*	Rita Medical Systems, Inc.	296,594	1,049,943
*	Rochester Medical Corp.	48,400	440,440
*	Rural/Metro Corp.	110,300	1,099,691
*	Sangamo BioSciences, Inc.	180,232	765,986
*	Santarus, Inc.	63,397	363,265
*	Savient Pharmaceuticals, Inc.	254,600	1,028,584
*	Schick Technologies, Inc.	47,200	1,203,600
*	SciClone Pharmaceuticals, Inc.	351,550	1,806,967
*	Seattle Genetics, Inc.	307,870	1,807,197
*	Senesco Technologies, Inc.	39,100	66,079
*	Senomyx, Inc.	147,863	2,580,209
*	Sequenom, Inc.	147,380	110,535
*	SeraCare Life Sciences, Inc.	21,120	331,373
*	Serologicals Corp.	193,906	4,613,024
*	SFBC International, Inc.	136,782	5,562,924
* #	Sirna Therapeutics, Inc.	302,790	1,229,327
*	Sonic Innovations, Inc.	152,212	765,626
*	SonoSite, Inc.	115,570	4,137,406
* #	Sonus Pharmaceuticals, Inc.	151,600	754,968
	Span-American Medical System, Inc.	36,600	409,920
*	Specialty Laboratories, Inc.	164,200	1,825,904
*	Spectranetics Corp.	226,102	2,003,264
* #	Spectrum Pharmaceuticals, Inc.	108,451	524,903
*	SRI/Surgical Express, Inc.	38,400	265,728
*	Staar Surgical Co.	175,975	899,232
*	StemCells, Inc.	17,500	95,375
*	Stratagene Corp.	51,244	456,584

19

*	Strategic Diagnostics, Inc.	161,000	605,360
*	Sun Healthcare Group, Inc.	112,717	740,551
*	SunLink Health Systems, Inc.	33,465	288,468
*	SuperGen, Inc.	380,878	2,574,735
* #	SurModics, Inc.	133,478	4,957,373
*	Symbion, Inc.	80,874	2,164,997
*	Synovis Life Technologies, Inc.	88,200	820,260
*	Synthetech, Inc.	104,450	63,715
*	Tanox, Inc.	329,684	4,348,532
*	Telik, Inc.	20,000	306,000
*	Theragenics Corp.	229,900	712,690
*	Third Wave Technologies, Inc.	292,170	1,501,754
*	Thoratec Corp.	331,539	5,427,293
*	Threshold Pharmaceuticals, Inc.	47,400	547,944
* #	Titan Pharmaceuticals, Inc.	219,900	417,810
*	TLC Vision Corp.	125,065	1,078,060
*	Transgenomic, Inc.	569	603
*	Trestle Holdings, Inc.	3,440	2,718
*	Trimeris, Inc.	156,454	1,797,656
*	TriPath Imaging, Inc.	282,498	2,240,209
*	Tripos, Inc.	47,600	202,776
*	TriZetto Group, Inc.	313,537	4,919,396
*	U.S. Physical Therapy, Inc.	87,773	1,657,154
* #	Urologix, Inc.	101,600	452,120
	Utah Medical Products, Inc.	53,100	1,315,287
* #	Vascular Solutions, Inc.	107,897	1,100,549
*	Vaxgen, Inc.	129,700	1,848,225
*	Ventiv Health, Inc.	189,726	4,306,780
*	Viasys Healthcare, Inc.	11,800	317,774
*	Vical, Inc.	120,967	575,803
*	Virbac Corp.	29,500	113,575
*	Virologic, Inc.	782,972	1,910,452
*	ViroPharma, Inc.	199,087	3,352,625
*	Vision-Sciences, Inc.	23,250	44,640
*	VistaCare, Inc.	120,421	2,068,833
*	Vital Images, Inc.	90,760	1,771,635
	Vital Signs, Inc.	92,685	4,168,044
*	Vivus, Inc.	320,735	1,205,964
	West Pharmaceutical Services, Inc.	173,800	4,927,230
*	Zevex International, Inc.	26,500	128,790
* #	Zila, Inc.	324,471	1,148,627
*	Zoll Medical Corp.	68,029	1,814,333
*	ZymeTx, Inc.	2,400	117
Total Health Care (Cost $563,336,495)			644,662,220

Industrials — (15.3%)
*	3-D Systems Corp.	110,010	2,475,225
*	AAON, Inc.	141,725	2,568,057
*	AAR Corp.	241,637	4,252,811
*	Ablest, Inc.	13,500	120,015
	Abrams Industries, Inc.	17,100	142,819
*	Acco Brands Corp.	40,700	1,062,270
*	Accuride Corp.	13,700	204,815
	Aceto Corp.	194,062	1,426,356
* #	Active Power, Inc.	359,672	1,244,465
	Administaff, Inc.	183,800	6,611,286
*	Aerosonic Corp.	33,100	228,390
*	AirNet Systems, Inc.	96,100	467,046
	Alamo Group, Inc.	70,700	1,445,815
*	Allied Defense Group, Inc.	48,640	1,104,128
*	Allied Holdings, Inc.	73,100	6,579
	Ambassadors International, Inc.	70,300	1,124,800
* #	America West Holdings Corp. Class B	264,300	1,860,672
	American Ecology Corp.	130,498	2,560,371
*	American Locker Group, Inc.	32,200	147,798
*	American Science & Engineering, Inc.	61,500	3,889,875
*	American Superconductor Corp.	237,331	2,420,776
	American Woodmark Corp.	129,320	4,849,500
	Ameron International Corp.	62,700	2,662,242
*	AML Communications, Inc.	61,500	67,650
	Ampco-Pittsburgh Corp.	81,300	1,146,330
	Amrep Corp.	63,610	1,876,495
	Angelica Corp.	49,300	1,089,037
*	APAC Customer Services, Inc.	344,769	275,815

20

	Apogee Enterprises, Inc.	241,900	3,884,914
	Applied Signal Technologies, Inc.	94,700	1,807,823
*	ARGON ST, Inc.	140,106	4,312,463
* #	Armstrong Holdings, Inc.	27,400	72,062
* #	Arotech Corp.	49,700	42,250
*	Artesyn Technologies, Inc.	219,200	2,012,256
*	Art’s-Way Manufacturing Co., Inc.	100	550
*	Astec Industries, Inc.	148,983	4,625,922
*	Astronics Corp.	50,436	473,090
* #	AstroPower, Inc.	14,986	15
* #	ASV, Inc.	200,842	4,657,526
* #	ATA Holdings Corp.	152,600	114,450
*	Ault, Inc.	40,100	83,007
*	Avalon Holding Corp. Class A	15,475	63,989
*	Axsys Technologies, Inc.	74,400	1,345,896
*	AZZ, Inc.	59,726	1,221,397
	Badger Meter, Inc.	129,000	5,650,200
*	Baker (Michael) Corp.	77,014	2,022,388
*	Baldwin Technology Co., Inc. Class A	131,900	593,550
	Barnes Group, Inc.	160,872	5,550,084
*	Barrett Business Services, Inc.	92,700	1,911,474
*	BE Aerospace, Inc.	312,995	4,964,101
* #	BOLDER Technologies Corp.	40,300	206
	Bowne & Co., Inc.	252,968	3,592,146
*	BTU International, Inc.	78,200	597,448
*	Butler International, Inc.	69,690	264,824
	C&D Technologies, Inc.	182,500	1,863,325
*	Cannon Express, Inc.	50	2
* #	Capstone Turbine Corp.	36,037	174,779
	Cascade Corp.	116,650	5,293,577
*	Casella Waste Systems, Inc. Class A	194,956	2,581,217
*	Catalytica Energy Systems, Inc.	58,500	115,245
*	CBIZ, Inc.	445,976	2,069,329
*	CD&L, Inc.	13,100	22,008
	CDI Corp.	145,970	3,933,892
*	Celadon Group, Inc.	74,800	1,531,156
	Central Parking Corp.	264,132	4,197,057
*	Cenveo, Inc.	365,000	3,518,600
*	Ceradyne, Inc.	176,351	5,569,165
	CERBCO, Inc. Class A	3,500	4,935
	Champion Industries, Inc.	92,800	412,218
*	Channell Commercial Corp.	21,100	149,388
	Chase Corp.	24,200	347,754
	Chicago Rivet & Machine Co.	20,000	520,400
	CIRCOR International, Inc.	115,711	3,038,571
*	Clean Harbors, Inc.	111,900	3,122,010
*	CNE Group, Inc.	2,900	580
*	Coinstar, Inc.	186,222	3,573,600
	Collins Industries, Inc.	65,725	403,552
*	Columbus McKinnon Corp.	116,300	2,244,590
*	Comforce Corp.	108,466	254,895
*	Comfort Systems USA, Inc.	336,100	2,766,103
*	Compudyne Corp.	56,171	339,273
	CompX International, Inc.	9,500	153,425
*	Conrad Industries, Inc.	18,700	25,900
*	Consolidated Graphics, Inc.	98,500	3,803,085
* #	Continental Airlines, Inc.	245,400	3,280,998
*	Cornell Companies, Inc.	106,200	1,522,908
*	Correctional Services Corp.	114,441	664,902
*	Corrpro Companies, Inc.	42,775	47,053
*	CoStar Group, Inc.	50,700	2,370,732
*	Covenant Transport, Inc. Class A	91,000	1,143,870
*	CPI Aerostructures, Inc.	36,333	363,330
*	CRA International, Inc.	48,100	2,260,219
*	Cross (A.T.) Co. Class A	130,300	579,835
*	Crown Andersen, Inc.	11,600	10,324
	Cubic Corp.	198,250	3,657,713
* #	Delta Air Lines, Inc.	176,600	204,856
*	DHB Industries, Inc.	326,400	1,494,912
*	DiamondCluster International, Inc.	249,434	2,514,295
*	Distributed Energy Systems Corp.	269,611	1,822,570
*	Dollar Thrifty Automotive Group, Inc.	5,600	169,456
*	Driver-Harris Co.	9,898	1
*	Ducommun, Inc.	93,900	1,948,425
*	Duratek, Inc.	124,000	2,600,280

21

*	Dynamex, Inc.	86,251	1,552,518
#	Dynamic Materials Corp.	14,700	593,586
	Eastern Co.	33,900	832,923
	Ecology & Environment, Inc. Class A	13,900	100,775
	EDO Corp.	145,000	4,073,050
*	Electro Rent Corp.	186,812	2,516,358
	ElkCorp	145,200	5,169,120
*	EMCOR Group, Inc.	101,700	5,607,738
*	Encore Wire Corp.	219,225	3,091,073
* #	Energy Conversion Devices, Inc.	219,204	7,608,571
* #	ENGlobal Corp.	127,600	1,042,492
	Ennis, Inc.	222,300	3,868,020
*	EnPro Industries, Inc.	152,800	5,256,320
*	Environmental Tectonics Corp.	59,500	309,995
	Espey Manufacturing & Electronics Corp.	20,500	726,725
*	Essex Corp.	156,037	3,446,857
*	Evercel, Inc.	2,566	2,284
* #	Evergreen Solar, Inc.	459,800	3,241,590
*	Exponent, Inc.	69,800	2,094,000
*	ExpressJet Holdings, Inc.	388,000	3,689,880
*	EXX, Inc. Class A	1,900	3,895
*	EXX, Inc. Class B	100	230
	Federal Signal Corp.	28,300	483,930
*	Fiberstars, Inc.	55,709	670,736
*	First Aviation Services, Inc.	1,700	7,140
*	First Consulting Group, Inc.	173,814	929,905
*	Flanders Corp.	251,600	2,699,668
*	Flow International Corp.	238,912	2,085,702
* #	FLYi, Inc.	158,993	49,288
*	Foster (L.B.) Co. Class A	120,700	1,641,399
*	Frontier Airlines, Inc.	271,066	2,941,066
*	Frozen Food Express Industries, Inc.	161,875	1,732,063
* #	FuelCell Energy, Inc.	357,290	4,069,533
*	Gardner Denver Machinery, Inc.	43,112	1,802,944
*	Gehl Co.	74,700	2,265,651
*	General Cable Corp.	293,100	4,598,739
*	General Employment Enterprises, Inc.	17,700	35,577
*	Genesee & Wyoming, Inc.	167,250	4,895,408
*	Global Payment Technologies, Inc.	52,900	190,440
*	Global Power Equipment Group, Inc.	337,800	2,634,840
	Gorman-Rupp Co.	68,250	1,689,188
* #	GP Strategies Corp.	130,900	1,103,487
*	Graftech International, Ltd.	698,200	4,147,308
	Graham Corp.	12,350	471,647
	Greenbrier Companies, Inc.	126,600	3,652,410
*	Griffon Corp.	215,650	5,529,266
	Hardinge, Inc.	83,500	1,257,009
* #	Hawaiian Holdings, Inc.	588,481	2,177,380
*	Hawk Corp.	64,400	755,412
	Healthcare Services Group, Inc.	236,100	4,356,045
	Heico Corp.	73,900	1,777,295
	Heico Corp. Class A	107,199	1,983,182
*	Heidrick & Struggles International, Inc.	144,319	4,765,413
*	Herley Industries, Inc.	107,850	2,256,222
*	Hirsch International Corp. Class A	4,550	5,005
*	Hi-Shear Technology Corp.	45,350	173,237
*	Hub Group, Inc. Class A	143,794	4,637,357
*	Hudson Highland Group, Inc.	180,099	4,527,689
*	Hudson Technologies, Inc.	25,484	39,500
*	Hurco Companies, Inc.	48,800	710,040
*	Huttig Building Products, Inc.	112,600	1,017,904
*	ICT Group, Inc.	91,700	1,095,815
*	II-VI, Inc.	228,104	4,055,689
*	Imagistics International, Inc.	117,600	3,933,720
*	Industrial Distribution Group, Inc.	81,400	745,624
*	Infrasource Services, Inc.	96,100	1,441,500
*	Innotrac Corp.	156,400	1,330,964
*	Innovative Solutions & Support, Inc.	35,850	604,431
*	Insituform Technologies, Inc. Class A	198,360	4,106,052
* #	Integrated Electrical Services, Inc.	278,800	816,884
	International Aluminum Corp.	18,500	641,950
*	International Shipholding Corp.	51,200	818,688
	Interpool, Inc.	121,300	2,315,617
*	Intersections, Inc.	29,988	314,574
* #	Ionatron, Inc.	324,084	2,673,693

22

*	Jacuzzi Brands, Inc.	496,822	4,088,845
*	JPS Industries, Inc.	24,500	113,925
*	Kadant, Inc.	101,600	1,981,200
	Kaman Corp. Class A	165,885	3,979,581
*	Keith Companies, Inc.	18,300	425,660
*	Key Technology, Inc.	36,000	456,120
*	Kforce, Inc.	279,224	2,820,162
*	Korn/Ferry International	283,900	5,626,898
*	K-Tron International, Inc.	55,500	1,783,215
*	KVH Industries, Inc.	106,200	1,082,178
*	LaBarge, Inc.	211,950	2,793,501
*	Ladish Co., Inc.	115,500	2,080,155
*	Lancer Corp.	94,525	1,795,975
	Lawson Products, Inc.	4,900	190,610
*	Layne Christensen Co.	159,000	4,087,890
*	Learning Tree International, Inc.	147,695	1,821,079
	Lindsay Manufacturer Co.	85,200	2,155,560
*	LMI Aerospace, Inc.	3,700	33,855
	LSI Industries, Inc.	260,130	3,990,394
*	Lydall, Inc.	141,300	1,239,201
*	Lynch Corp.	29,500	343,675
*	Mac-Gray Corp.	116,200	1,410,668
*	Magnetek, Inc.	208,000	671,840
*	MAIR Holdings, Inc.	151,940	1,352,266
*	Marten Transport, Ltd.	118,800	2,922,480
*	Mastec, Inc.	357,600	4,130,280
*	Maxco, Inc.	18,800	96,632
	McGrath Rentcorp.	184,571	4,549,675
* #	MCSi, Inc.	2,000	10
*	Meadow Valley Corp.	22,900	214,802
* #	Medialink Worldwide, Inc.	49,800	147,408
	Mercury Air Group, Inc.	24,718	82,805
*	Mercury Computer Systems, Inc.	148,718	3,886,001
*	Merrimac Industries, Inc.	14,265	131,523
* #	Mesa Air Group, Inc.	331,800	2,621,220
	Met-Pro Corp.	146,886	2,259,107
*	MFRI, Inc.	31,800	235,320
* #	Microvision, Inc.	161,141	899,167
*	Middleby Corp.	97,100	6,381,412
*	Midwest Air Group, Inc.	129,100	311,131
*	Milacron, Inc.	429,434	820,219
* #	Millennium Cell, Inc.	165,950	383,345
*	Miller Industries, Inc.	32,700	560,805
*	Misonix, Inc.	50,350	400,283
*	Mobile Mini, Inc.	111,808	4,686,991
* #	Modtech Holdings, Inc.	106,312	963,187
*	Moore Handley, Inc.	1,500	7,350
*	Morgan Group Holding Co.	3,300	314
*	MTC Technologies, Inc.	116,111	3,966,352
	Mueller (Paul) Co.	26,300	903,405
	Multi-Color Corp.	30,600	810,900
*	M-Wave, Inc.	2,700	2,700
*	Nashua Corp.	54,500	373,325
*	National Patent Development Corp.	109,400	284,440
*	National Technical Systems, Inc.	83,600	442,244
*	NCI Building Systems, Inc.	147,700	5,568,290
*	NCO Group, Inc.	202,578	4,250,086
*	NES Rentals Holdings, Inc.	245	2,511
*	New Horizons Worldwide, Inc.	79,875	176,923
*	North America Galvanizing & Coatings, Inc.	56,500	132,775
* #	Northwest Airlines Corp.	439,643	2,211,404
*	NuCo2, Inc.	117,158	2,933,636
*	Odyssey Marine Exploration, Inc.	294,900	1,191,396
*	Old Dominion Freight Line, Inc.	176,378	5,640,568
*	Omega Flex, Inc.	115,650	1,842,305
*	On Assignment, Inc.	187,686	1,300,664
*	Orbit International Corp.	14,582	153,111
*	Orbital Sciences Corp.	394,500	4,726,110
	Outlook Group Corp.	36,600	372,588
*	P.A.M. Transportation Services, Inc.	60,952	1,030,089
*	Paragon Technologies, Inc.	39,425	461,273
*	Park-Ohio Holdings Corp.	125,525	2,382,465
*	Patrick Industries, Inc.	44,000	396,440
*	Patriot Transportation Holding, Inc.	31,700	1,880,761
*	Peerless Manufacturing Co.	18,500	301,550

23

*	Pemco Aviation Group, Inc.	250	6,005
*	Perini Corp.	195,300	3,786,867
*	Pico Holdings, Inc.	91,462	2,813,371
*	Pinnacle Airlines Corp.	151,700	1,465,422
*	Plug Power, Inc.	588,581	4,337,842
*	Portfolio Recovery Associates, Inc.	117,428	4,693,597
*	Powell Industries, Inc.	57,718	1,276,145
*	Power-One, Inc.	316,998	1,534,270
*	PPT Vision, Inc.	11,750	13,513
	Preformed Line Products Co.	4,700	203,745
*	PRG-Schultz International, Inc.	442,420	1,446,713
	Providence & Worcester Railroad Co.	11,000	149,710
*	PW Eagle, Inc.	21,900	150,672
*	Quipp, Inc.	14,300	169,169
	Quixote Corp.	68,200	1,569,282
*	RailAmerica, Inc.	280,666	3,238,886
	Raven Industries, Inc.	356,440	9,267,440
*	RCM Technologies, Inc.	91,800	550,800
* #	Refac	8,519	54,351
	Regal-Beloit Corp.	148,730	4,963,120
*	RemedyTemp, Inc.	72,900	632,043
*	Republic Airways Holdings, Inc.	117,251	1,573,508
* #	Riviera Tool Co.	7,000	6,510
	Robbins & Myers, Inc.	104,000	2,280,720
*	Rush Enterprises, Inc. Class A	112,775	1,803,272
*	Rush Enterprises, Inc. Class B	54,500	864,915
	Schawk, Inc.	168,300	3,966,831
*	Schuff International, Inc.	53,200	329,840
*	SCS Transportation, Inc.	107,732	1,729,099
*	Secom General Corp.	1,000	1,575
*	Servotronics, Inc.	24,804	112,858
*	Sholodge, Inc.	52,300	209,200
*	SIFCO Industries, Inc.	45,775	174,861
*	Simclar, Inc.	23,400	79,420
*	Sirva, Inc.	120,600	1,216,854
*	Sitel Corp.	435,700	1,285,315
*	SL Industries, Inc.	91,885	1,380,113
*	Smithway Motor Xpress Corp. Class A	35,000	242,550
*	SOURCECORP, Inc.	94,676	1,939,911
*	SPACEHAB, Inc.	94,200	128,112
*	Sparton Corp.	84,328	872,795
*	Spherion Corp.	454,993	3,353,298
* #	Spherix, Inc.	103,300	159,082
* #	Spire Corp.	102,842	1,028,420
* #	Standard Automotive Corp.	21,700	2
*	Standard Parking Corp.	18,000	316,800
	Standard Register Co.	173,000	2,714,370
	Standex International Corp.	91,500	2,437,560
	Starrett (L.S.) Co. Class A	35,900	595,581
*	Sterling Construction Co., Inc.	6,600	135,300
	Stewart & Stevenson Services, Inc.	211,911	5,164,271
*	Stonepath Group, Inc.	214,900	193,410
*	Strategic Distribution, Inc.	27,770	305,748
	Sun Hydraulics, Inc.	33,700	673,663
	Supreme Industries, Inc.	92,283	824,087
	Sypris Solutions, Inc.	147,386	1,768,632
* #	SYS Technologies	9,200	34,776
*	TB Wood’s Corp.	26,200	174,230
*	Team, Inc.	63,000	1,263,150
*	TeamStaff, Inc.	16,600	22,410
	Tech/Ops Sevcon, Inc.	60,800	367,840
	Technology Research Corp.	44,600	178,400
	Tecumseh Products Co. Class A	95,121	2,531,170
*	TeleTech Holdings, Inc.	484,051	4,104,752
	Tennant Co.	63,900	2,424,366
*	Tetra Tech, Inc.	54,892	865,647
	The Alpine Group, Inc.	87,800	184,380
*	The Geo Group, Inc.	92,800	2,589,120
*	The Lamson & Sessions Co.	144,400	1,919,076
*	Thomas Group, Inc.	35,100	169,533
	Titan International, Inc.	53,350	728,761
	Todd Shipyards Corp.	44,600	832,236
*	Trailer Bridge, Inc.	42,500	369,750
*	Transport Corporation of America, Inc.	15,900	110,505
*	Transtechnology Corp.	94,300	663,401

24

*	TRC Companies, Inc.	101,050	1,515,750
	Tredegar Industries, Inc.	274,250	3,406,185
*	Trex Co., Inc.	105,700	2,548,427
*	Triumph Group, Inc.	112,800	4,429,656
*	TRM Corp.	59,300	922,708
*	Tufco Technologies, Inc.	1,300	7,670
* #	TurboChef Technologies, Inc.	208,066	3,514,235
	Twin Disc, Inc.	41,100	1,479,600
*	U.S. Home Systems, Inc.	15,820	87,010
*	U.S. Xpress Enterprises, Inc. Class A	100,900	1,328,853
*	Ultralife Batteries, Inc.	101,400	1,342,536
	United Industrial Corp.	124,900	4,244,102
	Universal Forest Products, Inc.	83,399	4,539,408
*	UQM Technologies, Inc.	172,400	672,360
* #	US Airways Group, Inc. Class A	56,221	16,304
*	USA Truck, Inc.	53,200	1,280,524
* #	Valence Technology, Inc.	67,400	186,024
*	Valley National Gases, Inc.	10,200	166,770
	Valmont Industries, Inc.	175,020	5,031,825
*	Valpey Fisher Corp.	35,700	133,161
*	Versar, Inc.	54,200	254,198
	Viad Corp.	162,600	4,726,782
	Vicor Corp.	218,954	3,492,316
*	Volt Information Sciences, Inc.	127,204	2,887,531
	Wabash National Corp.	220,940	4,599,971
	Waste Industries USA, Inc.	67,900	881,342
*	Water Pik Technologies, Inc.	63,300	1,247,010
	Waters Instruments, Inc.	750	6,409
*	Westaff, Inc.	142,650	563,468
* #	Western Power & Equipment Corp.	18,448	33,483
*	Willis Lease Finance Corp.	67,300	619,160
*	Wolverine Tube, Inc.	105,100	738,853
*	Xanser Corp.	303,000	727,200
Total Industrials (Cost $409,128,149)			622,481,016

Financials — (11.2%)
	1st Independence Financial Group, Inc.	3,700	73,630
	1st Source Corp.	152,111	3,624,805
#	21st Century Holding Co.	1,050	12,295
*	A. B. Watley Group, Inc.	9,900	218
	ABC Bancorp	86,837	1,610,826
	Abigail Adams National Bancorp	1,512	24,283
*	ACE Cash Express, Inc.	105,275	2,324,472
	Advanta Corp. Class A	67,083	1,798,495
	Advanta Corp. Class B Non-Voting	127,493	3,678,173
*	Aether Holdings, Inc.	321,838	1,161,835
	Amcore Financial, Inc.	78,260	2,416,669
*	AMEN Properties, Inc.	12,375	78,457
	Ameriana Bancorp	20,350	287,952
* #	American Business Financial Services, Inc.	35,450	1,063
*	American Independence Corp.	14,733	192,118
*	American Physicians Capital, Inc.	65,365	2,889,787
	American Physicians Services Group, Inc.	36,700	469,760
*	American West Bancorporation	14,733	336,649
*	AmeriServe Financial, Inc.	176,775	883,875
	Anchor Bancorp Wisconsin, Inc.	163,718	4,988,487
*	Argonaut Group, Inc.	207,355	5,165,213
	Arrow Financial Corp.	87,047	2,463,430
*	ASB Financial Corp.	4,500	90,000
	ASTA Funding, Inc.	101,293	3,128,941
*	Atlantic American Corp.	157,725	449,516
	Baldwin & Lyons, Inc. Class B	73,900	1,917,705
*	Bancinsurance Corp.	39,480	181,608
*	Bancshares of Florida, Inc.	20,660	409,068
	Bank of Granite Corp.	31,200	619,320
	Bank of The Ozarks, Inc.	124,615	4,155,910
	Banner Corp.	116,190	3,231,244
	Bay View Capital Corp.	47,010	736,177
	Berkshire Hills Bancorp, Inc.	1,500	48,375
	Beverly Hills Bancorp, Inc.	73,355	765,093
*	BFC Financial Corp.	11,500	87,630
*	BNS Holding, Inc. Class A	26,480	178,740
	Boston Private Financial Holdings, Inc.	210,161	5,583,978
	Bristol West Holdings, Inc.	229,600	4,006,520

25

	Brooke Corp.	3,100	36,177
	Bryn Mawr Bank Corp.	5,600	121,128
	C&F Financial Corp.	100	3,916
	California First National Bancorp	79,100	1,018,808
	Camco Financial Corp.	17,471	244,943
	Capital Corp. of the West	22,559	726,174
*	Capital Crossing Bank	86,700	3,230,442
	Capitol Bancorp, Ltd.	40,500	1,359,180
*	Cardinal Financial Corp.	174,685	1,745,103
	Cash America International, Inc.	210,940	4,423,412
	Cavalry Bancorp, Inc.	300	6,450
#	Center Bancorp, Inc.	5,512	62,727
	Center Financial Corp.	119,307	3,032,784
	Central Bancorp, Inc.	10,000	278,750
*	Centrue Financial Corp	3,000	78,750
	Century Bancorp, Inc. Class A	7,600	254,714
*	Ceres Group, Inc.	256,978	1,598,403
	CFS Bancorp, Inc.	67,181	925,754
#	Chester Valley Bancorp, Inc.	7,911	194,611
	Citizens First Bancorp, Inc.	20,043	442,349
	Citizens South Banking Corp.	41,974	518,379
* #	Citizens, Inc.	277,177	1,995,674
	City Holding Co.	124,728	4,580,012
	Clark, Inc.	136,200	2,214,612
*	CNA Surety Corp.	132,480	1,656,000
	CoBiz, Inc.	29,475	537,919
	Columbia Bancorp	1,700	70,210
	Columbia Banking System, Inc.	135,528	3,575,229
	Commercial Bancshares, Inc.	33,803	1,318,317
#	Commercial National Financial Corp.	1,600	33,136
	Community Bank System, Inc.	154,800	3,657,924
	Community Banks, Inc.	714	20,242
	Community Bankshares, Inc.	2,730	44,908
	Community Trust Bancorp, Inc.	59,037	1,897,449
	Community West Bancshares	23,200	285,360
	Consolidated-Tokoma Land Co.	28,400	2,130,000
*	Consumer Portfolio Services, Inc.	5,000	24,540
	Cooperative Bankshares, Inc.	8,250	154,852
	Crawford & Co. Class A	94,400	675,904
	Crawford & Co. Class B	132,500	973,875
*	Credit Acceptance Corp.	82,695	1,143,258
*	Danielson Holding Corp.	1	10
	Delta Financial Corp.	150,300	1,354,203
	Dime Community Bancshares	275,316	4,187,556
	Donegal Group, Inc. Class A	67,806	1,543,265
	Donegal Group, Inc. Class B	25,520	492,536
	EFC Bancorp, Inc.	15,800	543,362
*	E-Loan, Inc.	469,699	1,935,160
	EMC Insurance Group, Inc.	85,100	1,531,800
*	Encore Capital Group, Inc.	159,455	2,841,488
*	Epoch Holding Corp.	75,975	347,206
	ESB Financial Corp.	94,531	1,202,434
*	eSpeed, Inc.	224,152	1,714,763
*	EZCORP, Inc. Class A Non-Voting	91,900	1,500,727
	Federal Agriculture Mortgage Corporation	74,500	1,740,320
	Fidelity Bancorp, Inc.	645	12,255
	Fidelity Bankshares, Inc.	179,661	5,409,593
	Fidelity Southern Corp.	82,500	1,394,250
	Financial Federal Corp.	130,900	5,111,645
*	Financial Industries Corp.	9,148	69,753
*	Firebrand Financial Group, Inc.	75,400	6,409
* #	First Acceptance Corp.	283,100	2,731,915
	First Albany Companies, Inc.	35,519	212,048
	First Bancorp	51,021	1,071,441
*	First Bank of Delaware	50,014	155,043
*	First Cash Financial Services, Inc.	120,900	2,901,600
	First Charter Corp.	226,606	5,298,048
	First Community Bancorp	107,404	5,069,469
	First Community Bancshares, Inc.	84,406	2,478,160
	First Defiance Financial Corp.	68,292	1,970,907
	First Federal Bancshares of Arkansas, Inc.	46,800	1,083,420
	First Financial Bancorp	400	7,200
	First Financial Holdings, Inc.	122,500	3,798,725
	First Franklin Corp.	600	10,086
	First Indiana Corp.	123,300	4,153,977

26

*	First Investors Financial Services Group, Inc.	43,200	200,232
	First Keystone Financial, Inc.	16,500	328,845
	First M&F Corp.	3,000	102,450
*	First Mariner Bancorp	16,400	297,496
	First Merchants Corp.	137,262	3,568,812
	First Mutual Bancshares, Inc.	29,471	761,531
	First Oak Brook Bancshares, Inc.	30,000	911,400
	First PacTrust Bancorp, Inc.	13,213	347,502
	First Place Financial Corp.	110,330	2,341,203
	First Republic Bank	51,750	1,863,000
	First State Bancorporation	114,126	2,578,106
	First United Corp.	17,500	348,075
	Firstbank Corp.	6,945	178,506
	FirstBank NW Corp.	16,097	449,267
*	FirstCity Financial Corp.	82,095	915,359
#	Flag Financial Corp.	35,200	536,800
	Flushing Financial Corp.	175,312	3,059,194
	FMS Financial Corp.	8,400	141,540
	FNB Corp./North Carolina	10,700	224,379
	FNB Financial Services Corp.	10,625	180,837
	Foothill Independent Bancorp	53,767	1,135,559
*	FPIC Insurance Group, Inc.	74,899	2,620,716
*	Franklin Bank Corp.	172,874	3,127,291
	Gateway Financial Holdings, Inc.	52,289	941,202
	GB & T Bancshares, Inc.	1,750	37,870
	Glacier Bancorp, Inc.	200,091	5,958,710
	Gold Banc Corporation, Inc.	202,734	3,073,447
	Great Southern Bancorp, Inc.	79,400	2,412,172
	Greater Communications Bancorp	3,072	48,845
	Greene County Bancshares, Inc.	3,900	100,386
*	Grubb & Ellis Co.	177,552	1,260,619
	GS Financial Corp.	6,400	112,320
	Guaranty Bancshares, Inc.	1,600	36,800
	Guaranty Federal Bancshares, Inc.	17,100	428,868
	Harleysville Group, Inc.	222,234	5,040,267
	Harleysville National Corp.	203,869	4,576,860
	Heartland Financial USA, Inc.	8,092	157,794
	Heritage Commerce Corp.	8,600	176,730
	Heritage Financial Corp.	83,700	1,866,510
	HF Financial Corp.	29,920	537,064
	Hingham Institution for Savings	5,350	221,222
	HMN Financial, Inc.	33,000	1,059,300
	Home Federal Bancorp	37,400	926,772
	HopFed Bancorp, Inc.	4,500	71,280
	Horace Mann Educators Corp.	23,400	458,172
	Horizon Financial Corp.	84,960	1,812,197
	IBERIABANK Corp.	70,950	3,582,975
	Independence Holding Co.	30,924	551,993
	Independent Bank Corp. MA	129,900	3,985,332
	Independent Bank Corp. MI	194,831	5,899,483
	Infinity Property & Casualty Corp.	153,971	5,007,137
	Integra Bank Corp.	129,868	2,980,471
	Interchange Financial Services Corp.	111,397	1,957,245
	Investors Title Co.	19,800	782,298
	Irwin Financial Corp.	183,900	3,861,900
*	ITLA Capital Corp.	51,800	2,784,250
*	Kennedy-Wilson, Inc.	76,600	915,370
	Kent Financial Services, Inc.	50,712	121,709
	KNBT Bancorp, Inc.	14,906	249,675
*	LaBranche & Co., Inc.	166,500	1,428,570
* #	Ladenburg Thalmann Financial Services, Inc.	67,599	33,799
	Lakeland Bancorp, Inc.	11,812	179,306
	Leesport Financial Corp.	551	12,673
	LNB Bancorp, Inc.	1,000	17,430
	LSB Bancshares, Inc.	35,571	624,129
	LSB Corp.	16,200	272,972
	Main Street Banks, Inc.	151,625	4,062,034
*	Marlin Business Services, Inc.	17,130	393,990
	MASSBANK Corp.	31,399	1,087,975
*	Matrix Bancorp, Inc.	29,500	383,500
#	Mayflower Co-Operative Bank Middleboro	450	6,750
*	Mays (J.W.), Inc.	2,700	44,280
	MBT Financial Corp.	126,622	2,453,934
	MCG Capital Corp.	11,000	200,420
*	Meadowbrook Insurance Group, Inc.	210,500	1,126,175

27

	Medallion Financial Corp.	123,700	1,332,249
	Mercantile Bank Corp.	2,756	125,122
*	Mercer Insurance Group, Inc.	5,400	70,740
	Merchants Bancshares, Inc.	47,100	1,296,192
	Merchants Group, Inc.	15,700	419,190
	Meta Financial Group, Inc.	16,500	302,447
*	Metris Companies, Inc.	388,394	5,678,320
	MetroCorp. Bancshares, Inc.	23,000	543,950
	MFB Corp.	8,500	221,850
	MicroFinancial, Inc.	30,300	123,624
	Midland Co.	88,200	2,788,002
	Mid-State Bancshares	169,523	4,829,710
	Midwest Banc Holdings, Inc.	131,352	3,141,940
	MutualFirst Financial, Inc.	2,900	66,192
	Nara Bancorp, Inc.	158,679	2,210,398
	National Security Group, Inc.	12,600	252,000
*	National Western Life Insurance Co. Class A	2,600	512,148
*	Navigators Group, Inc.	93,792	3,475,932
	NBT Bancorp, Inc.	120,675	2,932,402
	NetBank, Inc.	112,237	971,972
	New Hampshire Thrift Bancshares, Inc.	3,200	45,920
	NewMil Bancorp, Inc.	44,100	1,343,286
*	Newtek Business Services, Inc.	240,727	577,263
	North Central Bancshares, Inc.	17,500	658,000
	Northeast Bancorp	12,600	267,750
	Northrim BanCorp, Inc.	34,939	876,976
	NYMAGIC, Inc.	71,100	1,724,175
	Oak Hill Financial, Inc.	12,200	376,004
	OceanFirst Financial Corp.	94,935	2,211,985
* #	Ocwen Financial Corp.	445,503	3,060,606
*	Pacific Mercantile Bancorp	7,700	126,280
*	Pacific Premier Bancorp, Inc.	21,717	267,771
	Pamrapo Bancorp, Inc.	36,400	789,880
	Park Bancorp, Inc.	800	24,520
	Parkvale Financial Corp.	50,395	1,419,879
	Partners Trust Financial Group, Inc.	88,538	1,049,175
#	PAULA Financial	49,300	97,121
*	Penn Treaty American Corp.	78,350	783,500
	Pennfed Financial Services, Inc.	120,200	2,310,244
	Penns Woods Bancorp, Inc.	110	5,059
	Peoples Bancorp, Inc. IN	400	7,824
	Peoples Bancorp, Inc. OH	2,310	64,911
	PFF Bancorp, Inc.	155,400	4,620,042
	Pinnacle Bancshares, Inc.	700	10,150
*	Pinnacle Financial Partners, Inc.	61,486	1,551,907
*	Piper Jaffray Companies, Inc.	133,500	4,070,415
*	PMA Capital Corp. Class A	236,389	2,080,223
	Pocahontas Bancorp, Inc.	51,900	685,080
*	Premier Financial Bancorp, Inc.	6,600	85,140
	Presidential Life Corp.	217,969	3,834,075
	ProCentury Corp.	11,881	118,810
	Prosperity Bancshares, Inc.	152,150	4,445,823
	Provident Financial Holdings, Inc.	72,400	2,124,940
	Provident New York Bancorp	336,761	4,041,132
	Pulaski Financial Corp.	45,600	807,120
	Rainier Pacific Financial Group, Inc.	8,348	141,081
	Renasant Corp.	9,003	280,263
	Republic Bancorp, Inc. Class A	39,249	888,205
*	Republic First Bancorp, Inc.	56,015	722,593
*	Rewards Network, Inc.	188,950	1,196,053
	Riverview Bancorp, Inc.	34,400	756,800
	Rome Bancorp, Inc.	6,631	67,901
	Royal Bancshares of Pennsylvania, Inc. Class A	16,079	371,907
*	RTW, Inc.	44,550	456,637
	Sanders Morris Harris Group, Inc.	160,686	2,720,414
	Sandy Spring Bancorp, Inc.	107,584	3,700,890
*	SCPIE Holdings, Inc.	19,000	267,140
	Seacoast Banking Corp. of Florida	119,164	2,632,333
*	Siebert Financial Corp.	42,300	127,746
	Sierra Bancorp	3,900	92,430
	Simmons First National Corp. Class A	106,394	2,952,433
	Sound Federal Bancorp, Inc.	89,421	1,479,023
	Southside Banchares, Inc.	117	2,353
	Southwest Bancorp, Inc.	102,031	2,357,936
*	Standard Management Corp.	69,015	140,791

28

	State Financial Services Corp. Class A	77,532	3,020,647
	Sterling Bancorp	299,170	6,629,607
	Sterling Bancshares, Inc.	333,163	4,994,113
	Sterling Financial Corp.	2,538	53,958
	Stewart Information Services Corp.	116,100	5,580,927
*	Stifel Financial Corp.	71,592	1,836,335
*	Stratus Properties, Inc.	53,750	972,015
	Suffolk Bancorp	68,400	2,098,512
	Summit Bancshares, Inc.	65,800	1,197,560
	Summit Bank Corp.	8,400	120,750
*	Sun Bancorp, Inc.	165,851	3,565,796
	SWS Group, Inc.	70,349	1,145,985
	Teche Holding Co.	2,700	105,300
	Texas United Bancshares, Inc.	481	9,476
	TF Financial Corp.	13,900	387,671
*	Thackeray Corp. Escrow Shares	69,700	13,940
*	The Banc Corp.	134,885	1,439,223
*	The Washtenaw Group, Inc.	2,000	1,800
	TierOne Corp.	132,424	3,737,005
	Timberland Bancorp, Inc.	36,300	854,865
	Tompkins County Trustco, Inc.	520	22,006
*	Tradestation Group, Inc.	326,300	2,926,911
*	Trammell Crow Co.	202,000	5,488,340
* #	Trenwick Group, Ltd.	12,662	22
*	Triad Guaranty, Inc.	3,500	147,805
	Trico Bancshares	79,100	1,819,300
*	Unico American Corp.	114,100	1,026,900
	Union Bankshares Corp.	2,557	110,769
	Union Community Bancorp	3,000	79,050
*	United America Indemnity, Ltd.	79,809	1,432,572
*	United Capital Corp.	90,008	2,178,194
	United Community Financial Corp.	225,564	2,506,016
	United Financial Corp.	2,640	65,340
*	United Financial Mortgage Corp.	19,300	80,674
	United Fire & Casualty Co.	19,700	811,837
*	United PanAm Financial Corp.	600	16,584
	United Security Bancshares	6,500	180,375
	Unity Bancorp, Inc.	16,785	209,309
	Unizan Financial Corp.	100,034	2,630,894
	USB Holding Co., Inc.	1,697	40,256
*	Vesta Insurance Group, Inc.	256,200	538,020
*	Virginia Commerce Bancorp, Inc.	312	8,365
#	Wainwright Bank & Trust Co.	306	3,335
	Washington Banking Co.	18,721	334,919
	Washington Savings Bank, FSB	43,368	427,175
	Washington Trust Bancorp, Inc.	98,420	2,804,970
	Wesbanco, Inc.	165,720	5,052,803
	West Bancorporation	82,433	1,511,821
	West Coast Bancorp	109,387	2,832,029
	Westbank Corp.	10,363	171,300
*	Western Sierra Bancorp	1,732	60,239
	Westwood Holdings Group, Inc.	6,037	115,729
	Willow Grove Bancorp, Inc.	69,412	1,058,533
*	Wilshire Enterprises, Inc.	130,375	1,052,778
*	World Acceptance Corp.	177,000	4,529,430
	WSFS Financial Corp.	12,200	708,942
	Yardville National Bancorp	75,767	2,697,305
	Ziegler Companies, Inc.	4,200	76,650
Total Financials (Cost $302,182,902)			456,522,025

Energy — (4.7%)
* #	Abraxas Petroleum Corp.	265,800	1,222,680
	Adams Resources & Energy, Inc.	68,250	1,513,102
*	Allis-Chalmers Energy, Inc.	1,300	13,845
*	Atlas America, Inc.	108,733	5,035,425
* #	ATP Oil & Gas Corp.	182,605	5,781,274
	Barnwell Industries, Inc.	20,200	1,363,500
*	Bolt Technology Corp.	44,700	358,047
* #	BPZ Energy, Inc.	2,616	14,126
*	Brigham Exploration Co.	305,871	3,144,354
*	Callon Petroleum Co.	144,300	2,666,664
*	Carrizo Oil & Gas, Inc.	168,444	3,983,701
	Castle Energy Corp.	56,600	970,690
*	Clayton Williams Energy, Inc.	80,958	3,038,354

29

*	Contango Oil & Gas Co.	99,100	1,188,209
*	Dawson Geophysical Co.	41,200	1,233,528
*	Delta Petroleum Corp.	307,753	5,813,454
*	Dril-Quip, Inc.	129,100	5,424,782
*	Edge Petroleum Corp.	126,685	2,494,428
* #	Endeavour International Corp.	591,960	3,054,514
*	Energy Partners, Ltd.	33,800	811,200
*	FX Energy, Inc.	120,900	1,410,903
*	Gasco Energy, Inc.	527,900	3,045,983
*	Giant Industries, Inc.	99,100	4,880,675
*	Goodrich Petroleum Corp.	153,900	3,353,481
* #	GSV, Inc.	5,340	1,121
	Gulf Island Fabrication, Inc.	88,600	2,392,200
*	Gulfmark Offshore, Inc.	149,700	4,459,563
*	Harvest Natural Resources, Inc.	487,800	4,970,682
* #	Horizon Offshore, Inc.	160,309	113,018
* #	Infinity, Inc.	95,747	771,721
* #	Input/Output, Inc.	563,900	4,872,096
*	KCS Energy, Inc.	157,800	3,648,336
* #	KFX, Inc.	296,900	4,765,245
	Lufkin Industries, Inc.	92,200	4,254,108
	Maritrans, Inc.	47,700	1,398,564
	MarkWest Hydrocarbon, Inc.	73,931	1,845,318
* #	Matrix Service Co.	150,600	1,135,524
* #	McMoran Exploration Co.	179,500	3,229,205
*	Meridian Resource Corp.	613,872	2,130,136
*	Mitcham Industries, Inc.	90,200	833,448
*	NATCO Group, Inc. Class A	163,600	3,329,260
*	Natural Gas Services Group	25,500	512,550
*	Newpark Resources, Inc.	623,000	5,538,470
*	NS Group, Inc.	119,800	4,986,076
*	Offshore Logistics, Inc.	156,241	5,657,487
* #	OMNI Energy Services Corp.	118,345	271,010
*	Parallel Petroleum Corp.	230,800	2,984,244
*	Parker Drilling Co.	725,200	5,852,364
	Penn Virginia Corp.	67,200	3,768,576
*	Petrohawk Energy Corp.	406,315	4,753,885
*	Petroleum Development Corp.	139,678	5,307,764
*	Pioneer Drilling Co.	3,700	57,720
* #	Rentech, Inc.	48,300	131,376
	Resource America, Inc.	168,780	3,129,181
*	Royale Energy, Inc.	40,402	351,497
	RPC, Inc.	173,250	4,019,400
* #	Syntroleum Corp.	392,698	5,859,054
*	T-3 Energy Services, Inc.	9,270	134,415
* #	Teton Energy Corp.	74,200	467,460
*	TETRA Technologies, Inc.	283,650	8,084,025
*	TGC Industries, Inc.	45,840	465,276
*	Tipperary Corp.	76,000	563,920
* #	Torch Offshore, Inc.	5,000	362
*	Toreador Resources Corp.	41,700	1,328,145
*	Transmeridian Exploration, Inc.	50,400	132,048
*	TransMontaigne, Inc.	317,260	3,004,452
* #	Tri-Valley Corp.	158,000	1,587,900
*	U.S. Energy Corp. Wyoming	71,870	272,387
*	VAALCO Energy, Inc.	417,900	1,880,550
*	Veritas DGC, Inc.	24,640	792,422
*	Westmoreland Coal Co.	58,700	1,382,385
*	W-H Energy Services, Inc.	193,200	6,269,340
	World Fuel Services Corp.	184,600	6,036,420
Total Energy (Cost $88,013,569)			191,548,625

Materials — (3.5%)
*	AEP Industries, Inc.	60,750	1,244,160
*	AK Steel Holding Corp.	79,700	629,630
*	Aleris International, Inc.	251,078	5,948,038
	AMCOL International Corp.	217,900	4,140,100
*	American Pacific Corp.	66,400	416,328
#	American Vanguard Corp.	39,396	787,920
	Arch Chemicals, Inc.	174,849	4,329,261
	Atlantis Plastics, Inc.	34,800	343,824
*	Badger Paper Mills, Inc.	200	726
	Bairnco Corp.	105,300	1,227,798
	Balchem Corp.	36,150	1,117,035

30

*	Brush Engineered Materials, Inc.	137,800	2,213,068
*	Buckeye Technologies, Inc.	266,790	2,337,080
	Calgon Carbon Corp.	296,100	2,353,995
*	Canyon Resources Corp.	176,800	111,384
*	Caraustar Industries, Inc.	206,198	2,393,959
*	Castle (A.M.) & Co.	74,225	1,128,220
*	Century Aluminum Co.	3,800	91,960
*	CFC International, Inc.	4,552	71,967
	Chesapeake Corp.	143,822	2,804,529
*	Coeur d’Alene Mines Corp.	149,600	546,040
*	Constar International, Inc.	90,451	235,173
*	Continental Materials Corp.	14,900	461,900
*	Core Molding Technologies, Inc.	39,597	262,924
	CPAC, Inc.	51,978	246,896
#	Crown Resources Corp.	13,540	27,486
	Deltic Timber Corp.	88,200	3,669,120
*	Detrex Corp.	10,200	41,871
*	Devcon International Corp.	29,000	311,750
*	Environmental Technologies Corp.	39,700	18
	Flamemaster Corp.	189	964
	Friedman Industries, Inc.	152,403	1,043,961
	Gibraltar Industries, Inc.	147,688	3,163,477
	Glatfelter (P.H.) Co.	321,000	4,400,910
	Hawkins, Inc.	92,485	1,146,814
*	Hecla Mining Co.	840,600	2,992,536
*	ICO, Inc.	165,818	442,734
*	Impreso, Inc.	31,500	58,902
*	Keystone Consolidated Industries, Inc.	11,000	220
*	Landec Corp.	177,747	1,162,465
*	Lesco, Inc.	87,900	1,296,525
* #	Liquidmetal Technologies, Inc.	106,651	202,637
*	Material Sciences Corp.	131,800	2,004,678
*	Maxxam, Inc.	20,500	656,000
	Metal Management, Inc.	176,897	4,333,977
*	Metals USA, Inc.	138,478	2,728,017
* #	Mines Management, Inc.	72,317	364,478
*	Mod-Pac Corp.	19,740	270,043
*	Mod-Pac Corp. Class B	6,877	82,524
	Myers Industries, Inc.	253,147	3,113,708
*	Nanophase Technologies Corp.	127,215	784,917
	Nevada Chemicals, Inc.	400	2,700
*	NewMarket Corp.	124,000	2,055,920
	Niagara Corp.	75,500	815,400
	NL Industries, Inc.	600	8,502
	NN, Inc.	132,800	1,624,144
	Northern Technologies International Corp.	26,400	150,480
*	Northwest Pipe Co.	47,500	1,351,375
*	Olympic Steel, Inc.	73,100	1,213,460
*	OM Group, Inc.	202,200	3,938,856
*	OMNOVA Solutions, Inc.	237,800	1,117,660
*	Oregon Steel Mills, Inc.	243,700	5,478,376
	Packaging Dynamics Corp.	32,980	441,602
	Penford Corp.	54,800	794,600
*	Pioneer Companies, Inc.	83,552	1,848,170
*	PolyOne Corp.	232,600	1,579,354
	Pope & Talbot, Inc.	123,700	1,385,440
	Quaker Chemical Corp.	78,600	1,394,364
	Roanoke Electric Steel Corp.	87,400	1,649,238
	Rock of Ages Corp.	32,900	181,608
	Rock-Tenn Co. Class A	254,000	3,870,960
#	Royal Gold, Inc.	163,200	3,897,216
*	RTI International Metals, Inc.	157,400	5,458,632
	Ryerson Tull, Inc.	183,200	3,762,928
	Schnitzer Steel Industries, Inc. Class A	37,211	1,064,235
	Schulman (A.), Inc.	225,033	4,097,851
	Schweitzer-Maudoit International, Inc.	107,700	2,479,254
*	Solitario Resources Corp.	2,937	3,818
*	Southwall Technologies, Inc.	79,100	72,772
	Spartech Corp.	222,800	4,266,620
	Steel Technologies, Inc.	91,700	2,146,697
	Stepan Co.	35,200	918,720
*	Stillwater Mining Co.	114,100	916,223
	Summa Industries, Inc.	31,800	233,412
*	Synalloy Corp.	87,058	957,638
*	Terra Industries, Inc.	684,000	4,993,200

31

*	U.S. Concrete, Inc.	214,077	1,579,888
*	UFP Technologies, Inc.	11,800	45,265
*	Universal Stainless & Alloy Products, Inc.	55,300	862,680
	Vulcan International Corp.	8,251	466,182
	Wausau-Mosinee Paper Corp.	212,700	2,531,130
*	Webco Industries, Inc.	3,750	252,188
	Wellman, Inc.	250,200	1,738,890
*	Williams Industries, Inc.	5,800	22,829
* #	Zoltek Companies, Inc.	130,900	1,276,275
Total Materials (Cost $121,608,421)			144,691,399

Consumer Staples — (3.3%)
*	Advanced Nutraceuticals, Inc.	475	1,995
	Alico, Inc.	53,400	2,776,266
	Alliance One International, Inc.	627,924	2,511,696
#	American Italian Pasta Co.	130,900	1,443,827
*	Atlantic Premium Brands, Ltd.	27,000	30,915
*	Boston Beer Co., Inc. Class A	131,700	3,094,950
*	Bridgford Foods Corp.	91,467	672,282
*	Cagle’s, Inc. Class A	94,800	871,212
	Calavo Growers, Inc.	34,730	307,986
	Cal-Maine Foods, Inc.	164,000	1,125,040
*	Carrington Laboratories, Inc.	73,900	240,914
	CCA Industries, Inc.	44,530	420,808
* #	Central European Distribution Corp.	122,108	5,098,009
*	Chattem, Inc.	97,617	3,781,683
*	Cruzan International, Inc.	58,560	1,642,608
*	Cuisine Solutions, Inc.	13,900	103,416
*	Darling International, Inc.	506,900	1,905,944
*	Elizabeth Arden, Inc.	212,762	4,727,572
*	Female Health Co.	44,000	70,400
*	Foodarama Supermarkets, Inc.	20,700	693,450
*	Fresh Brands, Inc.	59,300	419,251
*	Galaxy Nutritional Foods, Inc.	37,700	68,991
* #	Gardenburger, Inc.	33,700	2,696
*	Genesee Corp. Class B	800	1,328
*	Glacier Water Services, Inc.	24,500	523,932
	Golden Enterprises, Inc.	61,900	290,930
*	Great Atlantic & Pacific Tea Co., Inc.	194,500	4,936,410
*	Green Mountain Coffee, Inc.	59,700	2,318,748
*	Griffin Land & Nurseries, Inc. Class A	23,400	566,046
*	Hain Celestial Group, Inc.	212,140	4,003,082
*	Hines Horticulture, Inc.	195,700	688,864
*	IGI, Inc.	16,400	19,844
	Imperial Sugar Co. (New)	69,917	973,944
	Ingles Market, Inc. Class A	74,283	1,110,531
* #	Integrated Biopharma, Inc.	78,975	146,893
#	Inter Parfums, Inc.	168,600	3,120,786
*	Interstate Bakeries Corp.	238,400	2,729,680
	J & J Snack Foods Corp.	83,200	4,988,672
*	Katy Industries, Inc.	76,100	213,841
	Lance, Inc.	240,521	4,088,857
*	M&F Worldwide Corp.	168,000	2,486,400
#	Mannatech, Inc.	5,200	64,688
	Marsh Supermarkets, Inc. Class A	17,700	205,408
	Marsh Supermarkets, Inc. Class B	29,800	353,070
*	Maui Land & Pineapple Co., Inc.	35,500	1,213,390
*	Medifast, Inc.	85,800	352,638
	MGP Ingredients, Inc.	151,200	1,357,776
*	Monterey Pasta Co.	135,300	539,847
	Nash Finch Co.	91,400	3,838,800
*	National Beverage Corp.	213,800	1,639,846
*	Natrol, Inc.	99,700	249,250
*	Natural Alternatives International, Inc.	48,800	392,840
	Nature’s Sunshine Products, Inc.	153,100	3,306,960
	Northland Cranberries, Inc.	400	138
	Oil-Dri Corp. of America	56,300	1,007,770
*	Omega Protein Corp.	176,600	1,361,586
* #	Parlux Fragrances, Inc.	90,500	2,838,985
*	Pathmark Stores, Inc.	224,200	2,421,360
*	Peet’s Coffee & Tea, Inc.	111,049	3,472,502
*	Pizza Inn, Inc.	39,700	109,179
*	Playtex Products, Inc.	451,200	4,881,984
*	PriceSmart, Inc.	124,000	1,066,400

32

	Pyramid Breweries, Inc.	36,800	81,659
*	Redhook Ale Brewery, Inc.	62,900	193,103
#	Reliv International, Inc.	118,130	1,097,428
	Rocky Mountain Chocolate Factory, Inc.	76,147	1,372,930
*	San Filippo (John B.) & Son, Inc.	57,900	1,047,990
	Sanderson Farms, Inc.	136,509	5,041,277
*	Scheid Vineyards, Inc.	14,500	90,190
	Scope Industries	16,650	1,165,500
*	Seneca Foods Corp. Class A	200	3,500
*	Seneca Foods Corp. Class B	6,800	119,000
*	Smart & Final Food, Inc.	220,300	2,773,577
*	Spartan Stores, Inc.	156,049	1,597,942
* #	Star Scientific, Inc.	543,917	2,083,202
	Stephan Co.	33,500	149,075
	Tasty Baking Co.	80,500	689,080
	The Topps Co., Inc.	299,433	3,072,183
*	Tofutti Brands, Inc.	4,000	12,640
	United-Guardian, Inc.	36,820	292,719
* #	USANA Health Services, Inc.	70,736	3,678,272
#	Vector Group, Ltd.	284,463	5,689,260
*	Vermont Pure Holdings, Ltd.	20,600	39,140
	WD-40 Co.	118,412	3,415,002
*	Weider Nutrition International, Inc.	70,700	316,736
* #	Wild Oats Markets, Inc.	214,376	2,591,806
* #	Winn-Dixie Stores, Inc.	624,600	541,840
Total Consumer Staples (Cost $86,023,253)			133,050,167

Utilities — (1.4%)
	American States Water Co.	125,800	4,029,374
*	Aquila, Inc.	227,700	915,354
	Artesian Resources Corp. Class A	800	24,000
*	BayCorp Holdings, Ltd.	4,189	41,471
	California Water Service Group	137,547	5,467,493
	Cascade Natural Gas Corp.	98,400	2,057,544
	Central Vermont Public Service Corp.	140,100	2,675,910
	CH Energy Group, Inc.	49,800	2,395,380
	Chesapeake Utilities Corp.	53,375	1,761,375
	Connecticut Water Services, Inc.	93,287	2,386,281
	Delta Natural Gas Co., Inc.	20,000	563,000
	Empire District Electric Co.	191,700	4,552,875
*	Energy West, Inc.	11,211	106,505
	EnergySouth, Inc.	76,425	2,139,136
*	Environmental Power Corp.	54,900	371,673
	Florida Public Utilities Co.	34,200	559,170
	Green Mountain Power Corp.	59,100	1,793,685
	Laclede Group, Inc.	156,500	5,058,080
	Maine & Maritimes Corp.	29,300	654,269
	MGE Energy, Inc.	153,010	5,690,442
	Middlesex Water Co.	56,000	1,197,840
	Otter Tail Corp.	46,924	1,407,720
	RGC Resources, Inc.	4,698	126,094
	SEMCO Energy, Inc.	212,320	1,471,378
	South Jersey Industries, Inc.	164,164	4,836,271
#	Southwest Water Co.	146,019	1,940,593
	UIL Holdings Corp.	40,911	2,166,647
	Unitil Corp.	39,500	1,102,050
Total Utilities (Cost $40,577,367)			57,491,610

Telecommunication Services — (1.2%)
*	@Road, Inc.	436,453	1,680,344
	Alaska Communications Systems Group, Inc.	330,365	3,577,853
*	Boston Communications Group, Inc.	131,800	247,784
* #	Broadwing Corp.	412,095	1,825,581
*	Cogent Communications Group, Inc.	110,551	506,324
*	Covista Communications, Inc.	21,500	24,940
	CT Communications, Inc.	138,353	1,591,060
	D&E Communications, Inc.	102,000	1,026,120
*	General Communications, Inc. Class A	381,635	4,114,025
*	GoAmerica, Inc.	117	593
	Hector Communications Corp.	24,700	646,152
	Hickory Tech Corp.	12,800	116,096
*	LCC International, Inc. Class A	144,400	326,344
*	Lynch Interactive Corp.	59,200	1,491,840

33

*	Metro One Telecommunications, Inc.	92,400	62,924
*	Moscow CableCom Corp.	15,000	90,000
* #	Network Plus Corp.	10,000	25
	North Pittsburgh Systems, Inc.	106,503	2,146,035
*	Pac-West Telecomm, Inc.	189,700	161,245
*	Premiere Global Services, Inc.	532,725	4,858,452
* #	Primus Telecommunications Group, Inc.	57,379	45,903
*	Remote Dynamics, Inc.	1,602	1,538
*	Rural Cellular Corp. Class A	78,250	809,888
*	SBA Communications Corp.	241,827	3,639,496
*	Shared Technologies Cellular, Inc.	24,600	38
*	SunCom Wireless Holdings, Inc.	439,500	1,450,350
	SureWest Communications	108,897	3,000,112
*	TALK America Holdings, Inc.	217,856	1,997,740
*	Teleglobe International Holdings, Ltd.	14,650	63,142
*	Time Warner Telecom, Inc.	296,959	2,286,584
*	UbiquiTel, Inc.	661,844	5,738,187
* #	US LEC Corp.	242,800	461,320
*	Wireless Facilities, Inc.	506,231	2,839,956
*	Xeta Corp.	85,700	201,395
Total Telecommunication Services (Cost $43,476,863)			47,029,386

Other — (0.0%)
*	Big 4 Ranch, Inc.	35,000	0
*	Breed Technologies, Inc.	5,600	90
*	Bush Industries, Inc. Escrow Shares	2,300	53
*	Celebrity, Inc. Escrow Shares	13,500	0
*	DLB Oil & Gas, Inc.	7,600	0
*	ePresence, Inc. Escrow Shares	191,500	24,895
* #	EquiMed, Inc. Nevis	6,533	1
*	Hoenig Group Escrow Shares	61,000	0
*	iGo Escrow Share	11,200	0
*	IMPATH Bankruptcy Liquidating Trust	70,200	308,178
* #	Imperial Sugar Co. (Old)	74,200	0
*	Intelligent Security Networks, Inc.	2,699	540
*	Noel Group, Inc.	43,600	654
*	Nucentrix Broadband Networks, Inc. Escrow Shares	114,500	0
*	Petrocorp, Inc. Escrow Shares	37,100	2,226
*	Star Struck, Ltd.	500	463
*	Starbiz Restrictive Shares	2	0
*	StorageNetworks, Inc. Escrow Shares	56,400	1,528
	Swisher International, Inc.	8,500	43,775
*	Tidel Technologies, Inc.	2,591	829
*	Wireless WebConnect!, Inc.	17,707	151
Total Other (Cost $1,267,359)			383,383

TOTAL COMMON STOCKS (Cost $2,922,177,845)			3,785,006,581

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	205	0
*	American Banknote Corp. Warrants Series 2 10/01/07	205	0
* #	Angeion Corp. Warrants 10/31/20	1,294	0
*	Del Global Technologies Corp. Warrants 03/28/08	4,265	6,824
*	Imperial Credit Industries, Inc. Warrants 01/31/08	1,010	0
*	Miltope Group, Inc. Contigent Value Rights	44,000	0
*	Optical Cable Corp. Warrants 10/24/07	655	0
* #	RCN Corp. Warrants 12/21/06	3	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	7,028	0
*	Virologic, Inc. Contingent Value Rights	116,310	33,149

TOTAL RIGHTS/WARRANTS (Cost $41,872)			39,973

34

	Face
	Amount
	(000)

BONDS — (0.0%)
* Del Global Technologies Corp. Subordinated Promissory Note
6.000%, 03/28/07	$9	0
* Timco Aviation Services, Inc. Jr. Subordinated Note
8.000%, 01/02/07	1	0
TOTAL BONDS (Cost $0)		0

TEMPORARY CASH INVESTMENTS — (7.1%)
Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $268,076,000 U.S. Treasury Notes 4.00%, 08/31/07 & 3.375%, 09/15/09, valued at $267,807,570) to be repurchased at $262,581,242 (Cost $262,555,424)	262,555	262,555,424

Repurchse Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $27,300,000 FHLMC Note 4.00%, 09/22/09, valued at $27,470,625) to be repurchased at $27,066,541 (Cost $27,064,000)	27,064	27,064,000

TOTAL TEMPORARY CASH INVESTMENTS (Cost $289,619,424)		289,619,424

TOTAL INVESTMENTS - (100.0%) (Cost $3,211,839,141)††		$4,074,665,978

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $3,213,065,098.

35

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †

UNITED KINGDOM — (18.3%)
COMMON STOCKS — (18.0%)
	Amvescap P.L.C.	314,493	$2,086,359
	Anglo America P.L.C.	2,467,407	62,622,776
	Arriva P.L.C.	231,050	2,359,378
	Associated British Foods P.L.C.	1,004,913	15,356,795
	Associated British Ports Holdings P.L.C.	378,800	3,167,532
	Aviva P.L.C.	2,630,567	29,149,459
	AWG P.L.C.	76,018	1,263,397
	BAA P.L.C.	1,724,664	19,053,909
	BAE Systems P.L.C.	4,091,396	24,202,524
	Barratt Developments P.L.C.	338,959	4,323,997
	BBA Group P.L.C.	698,015	3,856,610
	Bellway P.L.C.	38,000	597,518
	Bovis Homes Group P.L.C.	132,000	1,468,397
	BPB P.L.C.	385,463	5,099,631
	Bradford & Bingley P.L.C.	273,288	1,603,805
	Britannic P.L.C.	278,864	3,123,487
*	British Airways P.L.C.	1,839,331	9,218,220
	British Land Co. P.L.C.	885,883	14,150,243
	Brixton P.L.C.	359,333	2,424,865
	Cable and Wireless P.L.C.	3,611,659	9,876,888
	Carnival P.L.C.	157,273	8,158,637
*	Colt Telecom Group P.L.C.	698,726	786,691
*	Corus Group P.L.C.	6,312,988	5,444,445
	Derwent Valley Holdings P.L.C.	49,351	1,093,918
	Dixons Group P.L.C.	2,098,938	5,746,729
*	Easyjet P.L.C.	294,025	1,553,411
	FKI P.L.C.	856,795	1,639,917
	Friends Provident P.L.C.	2,272,618	7,138,731
	Great Portland Estates P.L.C.	239,324	1,582,925
	Greene King P.L.C.	105,263	2,514,561
	Hammerson P.L.C.	468,800	7,616,072
	Hanson P.L.C.	963,671	10,080,880
	HBOS P.L.C.	241,751	3,801,906
*	Henderson Group P.L.C.	404,000	503,935
	Hilton Group P.L.C.	3,435,243	19,540,501
	Intercontinental Hotels Group P.L.C.	949,665	12,810,355
	International Power P.L.C.	2,525,271	10,616,613
	ITV P.L.C.	6,309,563	13,289,871
	Johnston Press P.L.C.	140,518	1,296,914
	Kelda Group P.L.C.	161,510	1,975,787
	Kingfisher P.L.C.	2,829,717	12,873,989
	Land Securities Group P.L.C.	79,240	2,033,170
	Liberty International P.L.C.	469,345	8,201,985
	London Merchant Securities P.L.C.	358,862	1,414,387
	Marks & Spencer Group P.L.C.	1,197,239	7,725,844
	Mersey Docks & Harbour Co. P.L.C.	115,042	2,031,915
	MFI Furniture Group P.L.C.	66,600	139,346
	Millennium and Copthorne Hotels P.L.C.	493,245	3,336,250
	Mitchells & Butlers P.L.C.	630,549	4,168,406
	Morrison (Wm.) Supermarkets P.L.C.	1,102,024	3,594,558
	O2 P.L.C.	8,760,348	24,258,542
	Pearson P.L.C.	924,664	11,179,490
	Peninsular & Oriental Steam Navigation P.L.C.	1,151,857	6,602,199
	Pennon Group P.L.C.	58,615	1,074,931
	Persimmon P.L.C.	278,509	4,174,514
*	Premier Oil P.L.C.	119,812	1,772,940
*	Rolls Royce Group P.L.C.	2,803,784	17,108,740
	Royal & Sun Alliance Insurance Group P.L.C.	5,018,810	8,416,898
	Royal Bank of Scotland Group P.L.C.	459,818	13,480,458
	Sabmiller P.L.C.	57,339	1,013,660
	Sainsbury (J.) P.L.C.	2,650,025	13,576,265
	Scottish & Newcastle P.L.C.	1,124,419	9,344,656
	Scottish Power P.L.C.	2,139,658	19,412,918
	Severn Trent P.L.C.	210,597	3,700,494

1

	Shire Pharmaceuticals Group P.L.C.	683,427	8,594,467
	Slough Estates P.L.C.	706,900	7,011,152
	Somerfield P.L.C.	741,014	2,663,316
	Stanley Leisure P.L.C.	190,940	2,033,074
	Tate & Lyle P.L.C.	660,070	5,495,335
	Taylor Woodrow P.L.C.	998,309	5,775,732
*	The Berkeley Group Holdings P.L.C.	228,802	3,585,435
	Trinity Mirror P.L.C.	495,640	5,561,631
	United Utilities P.L.C.	265,595	3,072,722
	Vodafone Group P.L.C.	63,315,474	173,351,221
	Whitbread P.L.C.	459,897	8,290,839
	Wilson Bowden P.L.C.	105,900	2,185,368
	Wimpey (George) P.L.C.	457,583	3,392,929
	Wolverhampton & Dudley Breweries P.L.C.	107,366	2,216,234
	Woolworths Group P.L.C.	2,125,199	1,379,153
	WPP Group P.L.C.	1,048,572	10,872,564
	Xstrata P.L.C.	591,202	13,902,906
TOTAL COMMON STOCKS
(Cost $599,174,918)			772,219,222

INVESTMENT IN CURRENCY — (0.3%)
*	British Pound Sterling		13,158,720
(Cost $13,091,632)
TOTAL — UNITED KINGDOM
(Cost $612,266,550)			785,377,942

JAPAN — (15.1%)
COMMON STOCKS — (15.1%)
	Aichi Bank, Ltd.	8,100	841,958
#	Aichi Steel Corp.	120,000	729,217
	AIOI Insurance Co., Ltd.	928,735	5,260,212
	Aisin Seiki Co., Ltd.	182,500	4,669,638
	Akita Bank, Ltd.	115,000	545,423
	Alpine Electronics, Inc.	36,800	581,672
	Amada Co., Ltd.	376,000	2,921,202
#	Anritsu Corp.	67,000	378,796
	Aoyama Trading Co., Ltd.	50,400	1,374,778
	Asahi Breweries, Ltd.	28,700	354,835
	Asatsu-Dk, Inc.	32,500	960,088
#	Autobacs Seven Co., Ltd.	23,700	916,667
	Awa Bank, Ltd.	196,600	1,164,882
	Bank of Iwate, Ltd.	15,300	952,987
#	Bank of Kyoto, Ltd.	347,400	3,079,113
	Bank of Nagoya, Ltd.	185,000	1,175,384
	Canon Sales Co., Inc.	124,900	2,442,459
	Chiba Bank, Ltd.	365,000	2,616,831
	Chudenko Corp.	41,100	669,978
	Chugoku Bank, Ltd.	238,800	3,022,681
#	Citizen Watch Co., Ltd.	318,000	2,569,390
#	Coca-Cola West Japan Co., Ltd.	58,400	1,328,658
	Comsys Holdings Corp.	105,000	1,116,490
	Cosmo Oil Co., Ltd.	764,000	3,808,832
	Dai Nippon Pharmaceutical Co., Ltd.	106,000	1,280,014
	Dai Nippon Printing Co., Ltd.	937,000	15,011,325
	Daibiru Corp.	9,000	66,528
	Daicel Chemical Industries, Ltd.	485,000	2,926,817
	Daido Steel Co., Ltd.	274,000	1,387,941
#	Daio Paper Corp.	87,000	677,150
	Daishi Bank, Ltd.	355,000	1,631,430
	Daiwa House Industry Co., Ltd.	663,000	8,087,782
	Denso Corp.	22,500	571,916
#	Ebara Corp.	298,000	1,147,895
	Ezaki Glico Co., Ltd.	174,600	1,433,791
	Fuji Electric Co., Ltd.	525,780	1,966,650
	Fuji Fire & Marine Insurance Co., Ltd.	297,000	968,165
	Fuji Heavy Industries, Ltd.	752,000	3,283,833
	Fuji Oil Co., Ltd.	55,200	533,107
	Fuji Photo Film Co., Ltd.	778,000	25,316,346
	Fujikura, Ltd.	355,000	2,050,062
	Fukui Bank, Ltd.	343,000	1,384,788
	Fukuoka Bank, Ltd.	695,000	4,432,115
	Fukuyama Transporting Co., Ltd.	266,000	1,006,358

2

	Futaba Corp.	16,000	409,255
	Futaba Industrial Co., Ltd.	44,100	865,035
	Glory, Ltd.	54,600	945,582
	Gunma Bank, Ltd.	444,000	2,640,833
	Gunze, Ltd.	223,000	1,094,539
	Hachijuni Bank, Ltd.	589,000	4,091,979
	Hankyu Corp.	174,000	613,492
#	Hankyu Department Stores, Inc.	128,000	897,099
	Hanshin Electric Railway Co., Ltd.	253,000	1,061,902
#	Heiwa Corp.	81,500	1,227,109
	Heiwado Co., Ltd.	43,000	658,091
	Higo Bank, Ltd.	308,000	2,206,597
	Hiroshima Bank, Ltd.	70,000	346,113
	Hitachi Cable, Ltd.	236,000	998,672
	Hitachi Kokusai Electric, Inc.	87,000	803,230
#	Hitachi Maxell, Ltd.	96,000	1,217,172
	Hitachi Metals, Ltd.	70,000	546,722
#	Hitachi Software Engineering Co., Ltd.	33,800	571,861
	Hitachi Transport System, Ltd.	76,000	678,905
	Hitachi, Ltd.	5,255,000	32,304,615
	Hokkoku Bank, Ltd.	239,000	1,113,716
	Hokuetsu Paper Mills, Ltd.	162,000	894,751
	House Foods Corp.	117,000	1,788,974
	Hyakugo Bank, Ltd.	258,000	1,654,992
	Hyakujishi Bank, Ltd.	314,000	1,726,962
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	819,000	1,327,458
	Itoham Foods, Inc.	132,000	545,047
	Iyo Bank, Ltd.	237,000	2,098,836
	Japan Airport Terminal Co., Ltd.	68,300	677,767
	Joyo Bank, Ltd.	892,000	4,888,843
	Juroku Bank, Ltd.	349,000	2,169,200
	Kadokawa Holdings, Inc.	15,200	477,441
	Kagoshima Bank, Ltd.	154,000	1,152,841
	Kamigumi Co., Ltd.	357,000	2,726,428
	Kandenko Co., Ltd.	129,000	848,837
	Kanto Auto Works, Ltd., Yokosuka	12,600	160,674
	Katokichi Co., Ltd.	103,500	704,151
	Kawasaki Heavy Industries, Ltd.	910,000	1,962,513
	Keiyo Bank, Ltd.	212,000	1,127,078
	Kikkoman Corp.	259,000	2,547,130
	Kinden Corp.	167,000	1,329,878
	Kirin Brewery Co., Ltd.	1,152,000	11,613,354
#	Kissei Pharmaceutical Co., Ltd.	41,000	797,819
	Kobe Steel, Ltd.	270,000	643,882
	Koito Manufacturing Co., Ltd.	35,000	379,059
	Kokuyo Co., Ltd.	81,200	1,101,378
	Komori Corp.	52,000	868,152
	Kuraray Co., Ltd.	499,000	4,413,005
	Kyocera Corp.	238,800	16,647,718
	KYORIN Pharmaceutical Co., Ltd.	64,000	818,400
	Maeda Corp.	129,000	757,870
	Makita Corp.	78,000	1,558,832
	Marubeni Corp.	603,000	2,534,682
	Marui Co., Ltd.	408,600	6,718,539
#	Maruichi Steel Tube, Ltd.	117,000	2,627,877
	Matsushita Electric Industrial Co., Ltd.	3,625,135	63,514,959
	Matsushita Electric Works, Ltd.	403,000	3,794,439
	Meiji Seika Kaisha, Ltd. Tokyo	292,000	1,472,441
	Millea Holdings, Inc.	2,320	34,080,508
	Mitsubishi Gas Chemical Co., Inc.	305,000	1,998,889
	Mitsubishi Heavy Industries, Ltd.	4,791,000	13,514,498
	Mitsubishi Logistics Corp.	106,000	1,150,765
	Mitsubishi Materials Corp.	975,000	2,844,363
#	Mitsubishi Securities Co., Ltd.	226,000	2,170,158
	Mitsui Chemicals, Inc.	807,800	4,786,707
#	Mitsui Engineering and Shipbuilding Co., Ltd.	347,000	724,291
	Mitsui Marine & Fire Insurance Co., Ltd.	2,160,000	22,072,758
#	Mitsumi Electric Co., Ltd.	45,800	472,843
	Mori Seiki Co., Ltd.	63,500	796,682
	Morinaga Milk Industry Co., Ltd.	160,000	607,708
	Musashino Bank, Ltd.	21,300	1,027,789
	Nagase & Co., Ltd.	101,000	1,093,931
	Nanto Bank, Ltd.	317,000	1,789,116
	NGK Insulators, Ltd.	118,000	1,274,891
	NGK Spark Plug Co., Ltd.	144,000	2,006,132

3

	Nichicon Corp.	72,900	1,090,062
	Nichirei Corp.	180,000	735,840
#	Nifco, Inc.	37,000	603,861
	Nihon Unisys, Ltd.	69,100	678,584
	Nikko Cordial Corp.	72,000	356,763
	Nippon Express Co., Ltd.	516,000	2,315,255
	Nippon Kayaku Co., Ltd.	128,000	931,066
	Nippon Meat Packers, Inc., Osaka	248,000	2,670,162
	Nippon Mitsubishi Oil Corp.	1,871,050	15,119,005
	Nippon Paint Co., Ltd.	184,000	697,967
	Nippon Sheet Glass Co., Ltd.	358,000	1,559,306
	Nippon Shinpan Co., Ltd.	191,000	1,274,658
	Nippon Shokubai Co., Ltd.	163,000	1,603,015
	Nippon Suisan Kaisha, Ltd.	254,000	929,694
	Nippon Television Network Corp.	9,400	1,353,233
	Nippon Unipac Holding, Tokyo	1,144	4,338,119
	Nipponkoa Insurance Co., Ltd.	909,000	6,440,649
*	Nipro Corp.	42,000	632,040
#	Nishimatsu Construction Co., Ltd.	364,000	1,397,843
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,100,907
	Nisshin Seifun Group, Inc.	165,000	1,796,109
	Nisshin Steel Co., Ltd.	753,000	2,188,624
	Nisshinbo Industries, Inc.	305,000	2,454,307
	Nissin Food Products Co., Ltd.	20,000	521,094
	NSK, Ltd.	319,000	1,734,066
	Obayashi Corp.	794,000	4,939,785
	Ogaki Kyoritsu Bank, Ltd.	227,000	1,369,391
	Oita Bank, Ltd.	107,000	765,002
	Oji Paper Co., Ltd.	924,000	4,860,126
	Okumura Corp.	175,000	1,088,994
	Onward Kashiyama Co., Ltd.	125,000	1,877,265
#	PanaHome Corp.	106,000	583,046
	Pioneer Electronic Corp.	196,200	3,058,730
	Promise Co., Ltd.	60,500	4,127,507
	Q.P. Corp.	109,600	962,059
#	Rengo Co., Ltd.	180,000	1,018,149
	Rinnai Corp.	37,100	866,971
	Ryosan Co., Ltd.	33,600	846,617
	San In Godo Bank, Ltd.	144,000	1,382,852
	Sanwa Shutter Corp.	101,000	605,917
	Sanyo Chemical Industries, Ltd.	54,000	436,859
#	Sanyo Electric Co., Ltd.	1,981,000	5,234,417
#	Sapporo Breweries, Ltd.	41,000	188,822
	Sapporo Hokuyo Holdings, Inc.	274	2,248,997
	Seino Transportation Co., Ltd.	193,000	1,736,245
	Sekisui Chemical Co., Ltd.	557,000	3,623,925
	Sekisui House, Ltd.	942,000	10,414,593
	Seventy-seven (77) Bank, Ltd.	334,000	2,280,651
#	SFCG Co., Ltd.	8,010	1,931,699
	Shiga Bank, Ltd.	272,000	1,711,703
	Shikoku Bank, Ltd.	153,000	781,705
#	Shima Seiki Manufacturing Co., Ltd.	23,700	602,208
	Shimachu Co., Ltd.	49,900	1,268,165
	Shinko Securities Co., Ltd.	540,000	1,824,498
	Shizuoka Bank, Ltd.	744,000	6,806,610
	Sohgo Security Services Co.,Ltd.	73,300	989,292
	Sumitomo Bakelite Co., Ltd.	105,000	703,924
	Sumitomo Corp.	471,000	4,483,069
	Sumitomo Electric Industries, Ltd.	899,000	11,124,219
	Sumitomo Forestry Co., Ltd.	139,000	1,389,929
	Sumitomo Metal Mining Co., Ltd.	33,000	252,094
	Sumitomo Osaka Cement Co., Ltd.	348,000	985,343
	Sumitomo Trust & Banking Co., Ltd.	695,000	4,846,546
#	Sumitomo Warehouse Co., Ltd.	114,000	649,157
	Suzuken Co., Ltd.	56,700	1,598,165
	Taiheiyo Cement Corp.	1,209,800	4,101,093
	Taisho Pharmaceutical Co., Ltd.	109,000	2,181,436
	Taiyo Yuden Co., Ltd.	126,000	1,502,254
	Takara Standard Co., Ltd.	118,000	752,912
	Takashimaya Co., Ltd.	124,000	1,379,504
	Teijin, Ltd.	893,000	4,761,936
	Teikoku Oil Co., Ltd.	346,000	2,920,307
	The Nisshin Oillio Group, Ltd.	48,000	296,220
	Toda Corp.	203,000	933,015
	Toho Bank, Ltd.	164,000	732,127

4

	Tokai Tokyo Securities Co., Ltd.	155,000	507,630
	Tokuyama Corp.	95,000	834,826
	Tokyo Broadcasting System, Inc.	117,500	2,275,084
	Tokyo Dome Corp.	110,000	575,670
	Tokyo Style Co., Ltd.	133,000	1,408,677
	Tokyo Tatemono Co., Ltd.	143,000	1,075,578
	Toppan Forms Co., Ltd.	33,200	394,695
	Toppan Printing Co., Ltd.	720,000	7,207,963
	Toshiba TEC Corp.	181,000	805,981
	Tostem Inax Holding Corp.	324,500	5,503,110
	Toyo Ink Manufacturing Co., Ltd.	174,000	733,046
	Toyo Seikan Kaisha, Ltd.	287,600	4,342,618
	Toyoda Machine Works, Ltd.	54,000	597,433
	Toyota Auto Body Co., Ltd.	86,000	1,572,209
	TV Asahi Corp.	650	1,571,516
	UNY Co., Ltd.	158,000	1,869,863
#	Wacoal Corp.	149,000	2,038,277
	Yamaguchi Bank, Ltd.	151,000	1,916,979
	Yamaha Corp.	250,100	4,326,050
	Yamanashi Chuo Bank, Ltd.	140,000	876,271
	Yamatake Corp.	47,700	853,941
	Yamato Kogyo Co., Ltd.	32,000	458,861
	Yamazaki Baking Co., Ltd.	155,000	1,327,119
	Yasuda Fire & Marine Insurance Co., Ltd.	981,000	11,295,681
	Yodogawa Steel Works, Ltd.	123,000	738,728
	Yokohama Rubber Co., Ltd.	410,000	1,845,786
	York-Benimaru Co., Ltd.	29,300	871,861
TOTAL — JAPAN
(Cost $580,621,757)			646,796,671

FRANCE — (12.6%)
COMMON STOCKS — (12.6%)
	Air France	192,225	3,147,760
	Air Liquide SA Primes De Fid 02	9,820	1,700,936
	Arcelor SA	167,800	3,709,776
	Assurances Generales de France (AGF)	177,559	15,519,806
	AXA	2,905,543	77,611,142
	BNP Paribas SA	1,553,499	113,437,074
	Bongrain SA	7,145	445,153
*	Business Objects SA	94,856	3,158,287
*	Cap Gemini SA	181,712	5,998,357
	Casino Guichard Perrachon	36,376	2,559,536
	CNP Assurances	58,635	4,049,662
	Compagnie de Saint-Gobain	598,264	36,515,002
	Compagnie Francaise d’Etudes et de Construction Technip SA	105,512	6,062,064
	Credit Agricole SA	27,709	741,229
	Eiffage SA	10,431	987,800
	Esso SA	686	152,195
	Euler-Hermes SA	10,758	883,892
*	European Aeronautic Defence & Space Co.	497,789	16,882,967
#	Faurecia SA	30,445	2,244,737
	Fimalac SA	24,668	1,365,972
	Generale des Establissements Michelin SA Series B	242,490	14,803,013
#	Havas SA	300,744	1,646,867
	Imerys SA	44,000	3,245,614
	LaFarge SA	270,758	25,262,947
	LaFarge SA Prime Fidelity	85,542	7,925,539
#	Lagardere S.C.A. SA	10,900	782,564
	Peugeot SA	287,794	17,956,872
	Pinault Printemps Redoute SA	101,748	10,940,941
	Remy Cointreau SA	56,022	2,596,584
	Renault SA	379,599	33,744,943
	Schneider SA	329,932	26,038,699
	SEB SA Prime Fidelity	9,900	1,060,753
	Societe BIC SA	52,288	3,088,154
#	Societe des Ciments de Francais	32,128	3,450,769
	Societe Generale Paris	293,528	31,826,426
	Sodexho Alliance SA	122,494	4,273,827
	Suez (ex Suez Lyonnaise des Eaux)	466,220	13,643,383
	Thomson Multimedia	345,508	7,773,278
	Unibail SA	58,749	8,440,761
	Valeo SA	111,001	4,576,074

5

Vivendi Universal SA	623,521	19,708,264
TOTAL COMMON STOCKS
(Cost $400,217,934)		539,959,619

RIGHTS/WARRANTS — (0.0%)
* Air France Warrants 11/06/07	16,500	6,310
* Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies) Rights	4,504	25,227
TOTAL RIGHTS/WARRANTS
(Cost $21,343)		31,537

TOTAL — FRANCE
(Cost $400,239,277)		539,991,156

GERMANY — (8.2%)
COMMON STOCKS — (8.2%)
	Aachener und Muenchener Beteiligungs AG	38,497	3,146,646
	Allianz AG	11,053	1,439,356
	BASF AG	154,032	10,858,157
	Bayer AG	498,853	17,680,227
	Bayerische Motorenwerke AG	572,962	25,841,967
*	Bayerische Vereinsbank AG	845,488	24,050,134
	Bilfinger & Berger Bau AG	23,702	1,224,769
	Commerzbank AG	1,007,513	26,326,853
#	DaimlerChrysler AG	1,734,297	89,686,139
	Deutsche Bank AG	781,091	67,971,912
#	Deutsche Lufthansa AG	155,330	2,092,605
	E.ON AG	12,593	1,205,927
	Fraport AG	68,708	3,205,958
*	HeidelbergCement AG	78,542	5,778,952
	Heidelberger Druckmaschinen AG	34,552	1,231,156
	Hochtief AG	120,552	4,933,367
	Hypo Real Estate Holding AG	84,277	4,157,510
	IVG Immobilien AG	30,276	644,117
*	Lanxess	49,885	1,474,438
	Linde AG	77,043	5,722,280
*	MG Technologies AG	254,625	3,011,478
#	Preussag AG	206,998	4,931,392
	Salzgitter AG	13,041	486,910
	SCA Hygiene Products AG	3,550	1,334,170
#	Suedzucker AG	79,899	1,680,425
	ThyssenKrupp AG	563,346	10,819,439
	Vattenfall Europe AG	76,106	4,182,886
	Volkswagen AG	499,652	26,412,844
TOTAL — GERMANY
(Cost $288,662,561)			351,532,014

SWITZERLAND — (6.7%)
COMMON STOCKS — (6.7%)
	Baloise-Holding	214,760	11,422,858
	Bank Sarasin & Cie Series B, Basel	180	358,309
	Banque Cantonale Vaudoise	12,608	3,416,392
	Berner Kantonalbank	12,877	1,889,689
	Ciba Spezialitaetenchemie Holding AG	81,000	4,945,307
	Cie Financiere Richemont AG Series A	1,251,000	47,507,851
*	Clariant AG	150,221	2,156,262
	Credit Swisse Group	1,538,493	67,057,369
*	Fischer (Georg) AG, Schaffhausen	1,280	418,289
	Givaudan SA	5,792	3,711,193
	Holcim, Ltd.	199,770	12,962,738
	Jelmoli Holding AG	500	743,798
	Luzerner Kantonalbank AG	12,294	2,355,284
	Pargesa Holding SA	96,750	7,903,642
*	PSP Swiss Property AG	109,600	4,931,397
	Rieters Holdings AG	7,860	2,353,158
	Sig Holding AG	30,888	7,802,111
*	Sika Finanz AG, Baar	3,828	2,949,824
	St. Galler Kantonalbank	10,146	2,942,305
	Swiss Life AG	132,137	18,500,368

6

	Swiss Reinsurance Co., Zurich	330,715	21,364,403
	Syngenta AG	165,100	17,595,265
# *	Unaxis Holding AG	45,400	6,488,072
	Valiant Holding AG	39,295	3,542,523
	Valora Holding AG	12,170	2,270,318
	Zurich Financial SVCS AG	161,933	28,736,059
TOTAL COMMON STOCKS
(Cost $194,160,963)			286,324,784

RIGHTS/WARRANTS — (0.0%)
*	Berner Kantonalbank Rights 08/26/05	12,877	86,290
(Cost $0)
TOTAL — SWITZERLAND
(Cost $194,160,963)			286,411,074

NETHERLANDS — (5.7%)
COMMON STOCKS — (5.7%)
	ABN AMRO Holding NV	35,897	864,564
	Aegon NV	2,897,384	40,882,261
	Buhrmann NV	107,665	1,316,302
	DSM NV	134,117	10,415,822
#	Hunter Douglas NV	94,242	4,678,982
	IHC Caland NV	16,740	1,343,808
#	ING Groep NV	2,646,499	77,231,448
*	Koninklijke Ahold NV	1,815,643	16,205,297
	Koninklijke KPN NV	2,458,914	23,322,489
	Koninklijke Philips Electronics NV	2,056,529	54,488,372
	Telegraaf Media Groep NV	6,800	159,384
#	VNU NV	387,846	11,935,910
TOTAL COMMON STOCKS
(Cost $190,489,468)			242,844,639

RIGHTS/WARRANTS — (0.0%)
*	Aegon NV Coupons 09/12/05	2,897,384	0
(Cost $0)
TOTAL — NETHERLANDS
(Cost $190,489,468)			242,844,639

AUSTRALIA — (4.5%)
COMMON STOCKS — (4.5%)
#	Amcor, Ltd.	881,869	4,400,087
	AMP, Ltd.	1,026,864	5,754,159
	Ansell, Ltd.	303,463	2,456,217
#	APN News & Media, Ltd.	509,371	1,960,626
#	Australand Property Group	674,862	940,978
#	AWB, Ltd.	377,439	1,422,879
#	AXA Asia Pacific Holdings, Ltd.	2,837,724	10,594,405
	Bluescope Steel, Ltd.	1,252,100	8,933,431
	Boral, Ltd.	944,335	5,214,831
	Brickworks, Ltd.	37,510	327,931
	Caltex Australia, Ltd.	238,359	3,127,294
	Commonwealth Bank of Australia	1,376,094	39,004,329
	CSR, Ltd.	1,514,337	3,083,438
	Downer Group, Ltd.	225,933	1,034,432
	Futuris Corp., Ltd.	531,719	804,802
	Insurance Australiz Group, Ltd.	763,270	3,135,316
	John Fairfax Holdings, Ltd.	694,787	2,293,073
	Lend Lease Corp., Ltd.	568,460	5,681,999
	Lion Nathan, Ltd.	871,345	5,314,259
	Mayne Group, Ltd.	1,315,561	4,988,999
	Mirvac, Ltd.	1,229,901	3,560,120
	National Australia Bank, Ltd.	2,077,216	49,218,534
	Onesteel, Ltd.	505,842	1,236,018
	Orica, Ltd.	1	14
	Origin Energy, Ltd.	817,347	4,498,789
#	Paperlinx, Ltd.	727,704	1,804,914
	Promina Group, Ltd.	700,893	2,538,248
#	Publishing and Broadcasting, Ltd.	190,851	2,331,436
#	Quantas Airways, Ltd.	3,489,827	8,491,471

7

	Santos, Ltd.	972,348	8,545,210
	Seven Network, Ltd.	211,508	1,300,342
TOTAL — AUSTRALIA
(Cost $138,360,326)			193,998,581

SPAIN — (3.6%)
COMMON STOCKS — (3.6%)
	Acciona SA	45,268	5,072,983
	Acerinox SA	261,360	3,840,612
#	Arcelor SA	30,000	665,413
#	Autopistas Concesionaria Espanola SA	310,251	8,171,887
	Banco de Andalucia	900	80,944
	Banco de Sabadell SA	412,023	10,758,423
#	Banco Pastor SA	59,400	2,551,046
	Banco Santander Central Hispanoamerica SA	84,304	1,035,141
#	Cementos Portland SA	21,016	1,768,902
	Corporacion Mapfre Compania Internacional de Reaseguros SA	146,555	2,422,441
#	Ebro Puleva SA	120,322	2,104,587
	Endesa SA, Madrid	1,557,828	35,240,673
	Gas Natural SDG, SA	213,778	6,370,190
	Iberdrola SA	535,000	13,816,323
#	Iberia Lineas Aereas de Espana SA	617,500	1,679,139
	Inmobiliaria Urbis SA	96,328	1,962,868
	Repsol SA	1,547,213	45,866,119
	Sociedad General de Aguas de Barcelona SA Class A	120,678	2,756,020
#	Sol Melia SA	157,217	2,084,706
	Union Fenosa SA	230,000	6,715,015
	Vallehermoso SA	46,125	1,185,698
TOTAL — SPAIN
(Cost $100,125,080)			156,149,130

HONG KONG — (3.4%)
COMMON STOCKS — (3.4%)
	Cheung Kong Holdings, Ltd.	2,742,000	29,949,844
	China Overseas Land & Investment, Ltd.	2,706,000	669,755
*	China State Construction International Holdings, Ltd.	150,333	18,957
	China Travel International Investment, Ltd.	680,000	211,509
	China Unicom, Ltd.	5,346,000	4,414,329
#	Citic Ka Wah Bank, Ltd.	1,425,000	612,333
	Citic Pacific, Ltd.	934,000	2,613,541
	Great Eagle Holdings, Ltd.	308,987	918,924
	Hang Lung Development Co., Ltd.	2,518,000	4,746,793
	Henderson Land Development Co., Ltd.	1,122,000	5,622,152
	Hong Kong and Shanghai Hotels, Ltd.	892,417	1,039,727
	Hopewell Holdings, Ltd.	1,455,000	3,750,504
	Hutchison Whampoa, Ltd.	3,827,000	38,008,317
	Hysan Development Co., Ltd.	2,157,039	5,414,386
#	Kerry Properties, Ltd.	2,227,099	6,066,708
*	New World China Land, Ltd.	891,200	284,911
	New World Development Co., Ltd.	3,271,796	4,203,015
	Shanghai Industrial Holdings, Ltd.	1,094,000	2,081,675
#	Shangri-La Asia, Ltd.	3,000,733	5,217,437
#	Sino Land Co., Ltd.	6,046,433	6,787,392
	Tsim Sha Tsui Properties, Ltd.	472,000	911,581
	Union Bank of Hong Kong, Ltd.	408,000	542,491
	Wharf Holdings, Ltd.	3,212,214	11,867,300
	Wheelock and Co., Ltd.	3,940,000	6,823,648
	Wheelock Properties, Ltd.	1,485,000	1,038,219
TOTAL COMMON STOCKS
(Cost $110,697,198)			143,815,448

INVESTMENT IN CURRENCY — (0.0%)
*	Hong Kong Dollars		122
(Cost $123)
TOTAL — HONG KONG
(Cost $110,697,321)			143,815,570

8

SWEDEN — (3.3%)
COMMON STOCKS — (3.3%)
	Carbo AB	2,900	69,423
	Electrolux AB Series B	324,100	7,304,348
	Fabege AB	173,980	3,071,351
	Gambro AB Series A	555,400	7,910,950
	Gambro AB Series B	216,300	3,084,229
	Holmen AB Series A	6,300	197,545
	Holmen AB Series B	155,700	4,672,169
#	NCC AB Series B	59,700	1,047,135
	Nordic Baltic Holdings AB	3,078,600	29,932,714
	Skandinaviska Enskilda Banken Series A	546,400	9,968,815
	Skandinaviska Enskilda Banken Series C	9,800	173,158
	SKF AB Series A	90,600	1,125,418
	SKF AB Series B	118,800	1,465,171
	SSAB Swedish Steel Series A	180,800	4,987,804
	SSAB Swedish Steel Series B	60,500	1,569,255
	Svenska Cellulosa AB Series A	19,000	678,233
	Svenska Cellulosa AB Series B	221,100	7,876,822
	Svenska Handelsbanken Series A	317,600	6,956,136
	Tele2 AB Series B	141,650	1,556,235
	Telia AB	2,921,500	14,586,619
	Trelleborg AB Series B	160,600	2,718,244
	Volvo AB Series A	243,200	10,080,467
	Volvo AB Series B	443,400	19,048,549
# *	Wihlborgs Fastigheter AB	34,796	854,316
TOTAL COMMON STOCKS
(Cost $104,980,908)			140,935,106

INVESTMENT IN CURRENCY — (0.0%)
*	Swedish Krona		2,295,883
(Cost $2,270,368)
TOTAL — SWEDEN
(Cost $107,251,276)			143,230,989

ITALY — (2.4%)
COMMON STOCKS — (2.4%)
# *	Alitalia Linee Aeree Italiane SpA Series A	6,690,000	2,067,480
	Banca Antoniana Popolare Veneta SpA	83,000	2,565,200
#	Banca Monte Dei Paschi di Siena SpA	2,279,872	8,948,767
# *	Banca Nazionale del Lavoro SpA	2,230,687	7,250,370
	Banca Popolare di Milano Scarl	730,208	7,438,775
#	Banca Popolare Haliana	437,995	4,304,066
	Benetton Group SpA	181,249	1,785,217
	Buzzi Unicem SpA	82,408	1,300,881
	Caltagirone Editore SpA	184,888	1,653,538
	Capitalia SpA	2,992,113	16,861,320
	CIR SpA (Cie Industriale Riunite), Torino	500,000	1,535,092
#	Compagnia Assicuratrice Unipol SpA	745,685	2,815,815
# *	Edison SpA	1,734,262	3,951,768
# *	Fiat SpA	1,054,970	9,336,933
	Italcementi SpA	444,060	7,209,511
	Italmobiliare SpA, Milano	33,664	2,419,077
	Manifattura Lane Gaetano Marzotto & Figli SpA	5,573	30,235
	Milano Assicurazioni SpA	182,000	1,285,845
	Pirelli & Co. SpA	1,486,658	1,476,573
#	SAI SpA (Sta Assicuratrice Industriale), Torino	167,605	5,238,186
	San Paolo-IMI SpA	833,105	11,995,554
#	Societe Cattolica di Assicurazoni Scarl SpA	8,800	416,210
TOTAL COMMON STOCKS
(Cost $84,293,754)			101,886,413

RIGHTS/WARRANTS — (0.0%)
*	Fiat SpA Warrants 01/31/07	51,693	13,998
(Cost $0)
TOTAL — ITALY
(Cost $84,293,754)			101,900,411

9

IRELAND — (1.9%)
COMMON STOCKS — (1.9%)
Allied Irish Banks P.L.C.	688,656	14,947,243
Bank of Ireland P.L.C.	1,181,012	18,610,985
CRH P.L.C.	1,243,314	33,872,758
Irish Permanent P.L.C.	650,175	12,062,887
TOTAL — IRELAND
(Cost $71,602,083)		79,493,873

DENMARK — (1.5%)
COMMON STOCKS — (1.4%)
Carlsberg A.S. Series B	41,625	2,419,587
# Codan A.S.	57,000	2,975,594
Danisco A.S.	90,330	5,803,200
Danske Bank A.S.	572,453	17,392,496
* Jyske Bank A.S.	89,350	4,509,648
Nordea AB	475,918	4,601,215
Rockwool, Ltd.	16,200	1,205,248
Sydbank A.S.	71,200	1,721,080
Tele Danmark A.S.	380,150	20,220,822
* Vestas Wind Systems A.S.	40,000	837,628
TOTAL COMMON STOCKS
(Cost $40,435,283)		61,686,518

INVESTMENT IN CURRENCY — (0.1%)
* Danish Krone		1,833,039
(Cost $1,816,949)
TOTAL — DENMARK
(Cost $42,252,232)		63,519,557

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Fortum Oyj	458,600	8,952,429
Huhtamaki Van Leer Oyj	2,300	37,490
Kemira GrowHow Oyj	21,542	170,075
Kemira Oyj	101,377	1,427,341
Kesko Oyj	157,000	4,487,109
Metso Oyj	219,166	5,426,388
M-Real Oyj Series B	253,400	1,384,217
Okobank Class A	65,000	1,023,580
Outokumpu Oyj Series A	351,300	5,195,146
Rautaruukki Oyj Series K	84,300	1,700,078
Stora Enso Oyj Series R	922,500	12,761,152
Upm-Kymmene Oyj	865,900	17,314,890
Wartsila Corp. Oyj Series B	59,400	1,757,107
TOTAL — FINLAND
(Cost $49,006,080)		61,637,002

NORWAY — (1.4%)
COMMON STOCKS — (1.4%)
Den Norske Bank ASA Series A	1,329,994	14,065,394
* Fred Olsen Energy ASA	34,000	1,009,823
Norsk Hydro ASA	287,800	30,947,128
Norske Skogindustrier ASA Series A	247,500	4,240,244
Orkla ASA Series A	96,900	3,894,337
Storebrand ASA	415,300	4,144,453
TOTAL COMMON STOCKS
(Cost $40,832,046)		58,301,379

INVESTMENT IN CURRENCY — (0.0%)
* Norwegian Krone		1,952,775
(Cost $1,922,974)
TOTAL — NORWAY
(Cost $42,755,020)		60,254,154

10

BELGIUM — (1.4%)
COMMON STOCKS — (1.4%)
Ackermans & Van Haaren SA	4,187	181,582
Banque Nationale de Belgique	1,049	5,011,561
Bekaert SA	2,787	231,106
Cofinimmo SA	1,108	177,784
Cumerio	70,740	1,289,006
* Cumerio VVPR	2,009	74
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	231,485	13,377,661
Dexia SA	386,808	8,450,861
D’Ieteren SA	431	99,235
Groupe Bruxelles Lambert	55,500	5,321,617
Interbrew SA	249,938	9,774,728
KBC Bancassurance Holding SA	62,286	5,176,225
Nationale a Portefeuille	4,029	1,007,986
Suez (ex Suez Lyonnaise des Eaux)	95,400	2,765,494
* Umicore-Strip VVPR	2,009	248
Union Miniere SA	70,740	6,766,829
TOTAL — BELGIUM
(Cost $42,839,322)		59,631,997

SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
# Creative Technology Co., Ltd.	39,550	329,224
DBS Group Holdings, Ltd.	813,000	7,577,143
Fraser & Neave, Ltd.	724,290	7,219,837
Keppel Land, Ltd.	258,000	529,464
Neptune Orient Lines, Ltd.	189,000	365,811
Overseas Chinese Banking Corp., Ltd.	225,600	841,529
Singapore Airlines, Ltd.	1,258,000	8,881,326
Singapore Land, Ltd.	723,000	2,311,691
United Overseas Bank, Ltd.	66,000	558,926
# United Overseas Land, Ltd.	1,740,600	2,417,080
TOTAL COMMON STOCKS
(Cost $25,544,922)		31,032,031

INVESTMENT IN CURRENCY — (0.0%)
* Singapore Dollars		55,903
(Cost $55,582)
TOTAL — SINGAPORE
(Cost $25,600,504)		31,087,934

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Banco Comercial Portugues SA	3,187,633	8,589,146
Banco Espirito Santo SA	192,268	3,119,489
BPI SGPS SA	635,057	2,735,538
Cimpor Cimentos de Portugal SA	385,415	2,187,976
Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	2,546,124
TOTAL — PORTUGAL
(Cost $16,811,636)		19,178,273

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Bank Austria Creditanstalt AG	74,037	8,396,836
Boehler-Uddeholm AG	6,402	991,935
# Voestalpine AG	74,323	6,093,608
Wienerberger AG	21,081	869,099
TOTAL — AUSTRIA
(Cost $9,690,035)		16,351,478

11

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Alpha Credit Bank	42,048	1,173,392
Bank of Greece	11,360	1,296,783
Bank of Piraeus S.A.	4,600	93,174
* Commercial Bank of Greece	53,712	1,654,805
Hellenic Petroleum S.A.	159,140	1,820,329
* Hellenic Telecommunication Organization Co. S.A.	276,079	5,751,892
TOTAL — GREECE
(Cost $7,963,491)		11,790,375

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	141,334	121,579
Auckland International Airport, Ltd.	399,312	580,281
Carter Holt Harvey, Ltd.	1,955,577	3,474,470
Fletcher Building, Ltd.	693,880	3,549,659

TOTAL — NEW ZEALAND
(Cost $5,539,177)		7,725,989

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
* Euro Currency		859,427
(Cost $848,685)

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	0
(Cost $1,085,453)

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (6.6%)
Repurchase Agreement, Bear Sterns & Deutsche Bank Securities 3.54%, 09/01/05 (Collateralized by $309,561,245 U.S. STRIPS, rates ranging from 0% to 7.125%, maturities ranging from 02/15/12 to 05/15/27; U.S. TIPS 2.00%, 07/15/14; & U.S. Treasury Notes, rates ranging from 2.375% to 4.00%, maturities ranging from 08/15/06 to 03/15/10, valued at $277,130,616) to be repurchased at $271,723,113 (Cost $271,696,396)	$271,696	271,696,396

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $13,291,000 FNMA Note 2.95%, 11/14/07, valued at $13,374,069) to be repurchased at $13,177,237 (Cost $13,176,000)	13,176	13,176,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $284,872,396)		284,872,396

TOTAL INVESTMENTS - (100.0%)
(Cost $3,408,034,447)††		$4,288,450,632

†	Securities have been fair valued. See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $3,408,217,371.

12

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
COMMON STOCKS — (77.6%)
Industrials — (21.9%)
# *	A&A Material Corp.	123,000	$312,886
#	Advan Co., Ltd.	62,300	822,965
	ADVANEX, Inc.	78,000	321,713
	Aica Kogyo Co., Ltd.	181,000	2,187,267
	Aichi Corp.	186,800	1,130,570
	Aida Engineering, Ltd.	113,000	643,733
	Airport Facilities Co., Ltd.	120,970	654,420
	Airtech Japan, Ltd.	12,100	117,165
#	Alps Logistics Co., Ltd.	40,100	771,461
	Altech Co., Ltd.	14,000	100,952
	Altech Corp.	17,050	188,171
	Amano Corp.	184,000	2,800,811
	Amatsuji Steel Ball Manufacturing Co., Ltd.	42,000	545,177
	Ando Corp.	165,000	456,096
	Anest Iwata Corp.	100,000	356,626
*	Arai-Gumi, Ltd.	34,450	69,429
	Asahi Diamond Industrial Co., Ltd.	178,000	1,275,947
	Asahi Kogyosha Co., Ltd.	78,000	318,767
#	Asahi Pretec Corp.	54,600	881,154
*	Asahi Tec Corp.	118,000	265,336
	Asanuma Corp.	162,000	351,513
	Asia Air Survey Co., Ltd.	17,000	72,047
	Asia Securities Printing Co., Ltd.	44,000	594,214
	Asunaro Construction, Ltd.	116,000	889,295
	Ataka Construction & Engineering Co., Ltd.	38,000	157,997
	Bando Chemical Industries, Ltd.	244,000	1,110,818
	Biken Techno Corp.	4,200	32,330
#	BSL Corp.	475,354	1,085,320
	Bunka Shutter Co., Ltd.	171,000	1,063,365
*	Cats, Inc.	15,400	417
	Central Security Patrols Co., Ltd.	31,400	257,522
	Chugai Ro Co., Ltd.	201,000	573,900
#	Chuo Denki Kogyo Co., Ltd.	54,000	325,805
#	CKD Corp.	152,000	1,306,278
	Commuture Corp.	112,202	998,155
#	Cosel Co., Ltd.	49,900	1,460,055
	CTI Engineering Co., Ltd.	38,200	322,595
	Dai-Dan Co., Ltd.	102,000	726,254
	Daifuku Co., Ltd.	249,000	2,998,570
#	Daihen Corp.	328,000	1,117,472
	Daiho Corp.	125,000	313,026
	Dai-Ichi Jitsugyo Co., Ltd.	119,000	480,137
	Daimei Telecom Engineering Corp.	84,000	900,687
#	Daiseki Co., Ltd.	62,900	973,749
# *	Daisue Construction Co., Ltd.	151,500	165,575
#	Daiwa Industries, Ltd.	119,000	676,785
	Danto Corp.	62,000	228,664
#	Densei-Lambda KK	42,584	499,811
	Denyo Co., Ltd.	56,000	584,516
	DMW Corp.	1,600	63,835
#	Eneserve Corp.	69,800	1,769,509
# *	Enshu, Ltd.	128,000	461,766
# *	Fudo Construction Co., Ltd.	407,200	754,521
*	Fujita Corp.	36,510	319,945
#	Fujitec Co., Ltd.	224,000	1,229,564
	Fujitsu Devices, Inc.	51,000	648,562
	Fukuda Corp.	96,000	573,195
	Fukusima Industries Corp.	20,000	294,023
# *	Furukawa Co., Ltd.	1,006,000	1,613,361
*	Furusato Industries, Ltd.	33,000	407,647
#	Hakuyosha Co., Ltd.	57,000	200,448
	Haltec Corp.	32,000	68,307

1

*	Hamai Co., Ltd.	22,000	44,231
	Hanwa Co., Ltd.	534,000	2,084,033
*	Hazama Corp.	152,500	357,946
	Hibiya Engineering, Ltd.	96,000	930,427
#	Hisaka Works, Ltd.	41,000	459,833
	Hitachi Kiden Kogyo, Ltd.	27,000	119,974
	Hitachi Metals Techno, Ltd.	13,000	45,117
	Hitachi Plant Engineering & Construction Co., Ltd.	285,000	1,444,649
	Hitachi Tool Engineering, Ltd.	65,000	873,221
	Hitachi Transport System, Ltd.	100,000	893,297
# *	Hitachi Zosen Corp.	1,307,500	1,861,820
	Hokuriku Electrical Construction Co., Ltd.	36,000	131,257
# *	Hosokawa Micron Corp.	78,000	594,594
# *	Howa Machinery, Ltd.	235,000	352,097
*	Ichiken Co., Ltd.	48,000	112,432
#	Iino Kaiun Kaisha, Ltd.	263,000	1,613,416
	i-Logistics Corp.	58,000	209,359
	Inaba Denki Sangyo Co., Ltd.	64,000	2,056,532
	Inabata and Co., Ltd., Osaka	141,000	1,235,808
*	Inoue Kogyo Co., Ltd.	92,000	112,522
	Inui Steamship Co., Ltd.	68,000	318,399
#	Iseki & Co., Ltd.	546,000	1,524,587
# *	Ishikawa Seisakusho, Ltd.	75,000	134,659
	Ishikawajima Construction Materials Co., Ltd.	18,000	52,008
	Ishikawajima Transport Machinery Co., Ltd.	30,000	85,925
#	Itoki Crebio Corp.	116,000	711,689
	Iwasaki Electric Co., Ltd.	183,000	632,904
#	Iwatani International Corp.	636,000	1,911,290
# *	J Bridge Corp.	127,000	2,072,188
#	Jalux, Inc.	31,200	561,863
	Jamco Corp.	49,000	284,132
	Japan Airport Terminal Co., Ltd.	12,700	126,027
*	Japan Bridge Corp.	31,000	44,125
	Japan Cash Machine Co., Ltd.	76,115	1,795,260
	Japan Foundation Engineering Co., Ltd.	62,000	356,312
	Japan Maintenance Co., Ltd.	40,800	435,316
#	Japan Pulp and Paper Co., Ltd.	339,000	1,132,616
	Japan Servo Co., Ltd.	51,000	134,082
	Japan Steel Tower Co., Ltd.	44,000	245,647
	Japan Steel Works, Ltd.	846,000	2,891,687
# *	Japan Storage Battery Co., Ltd.	925,000	1,830,088
#	Japan Transcity Corp.	164,000	723,656
# *	JFE Shoji Holdings, Inc.	615,000	3,056,111
*	Kamagai Gumi Co., Ltd.	313,800	1,162,948
	Kamei Corp.	89,000	1,063,539
	Kanaden Corp.	70,000	436,236
	Kanagawa Chuo Kotsu Co., Ltd.	134,000	723,750
	Kanamoto Co., Ltd.	66,000	406,383
*	Kanematsu Corp.	1,035,500	1,503,748
*	Kanematsu-NNK Corp.	60,000	124,041
#	Katakura Industries Co., Ltd.	87,000	1,425,894
	Kato Works Co., Ltd.	109,000	345,923
*	Katsumura Construction Co., Ltd.	48,600	53,085
	Kawada Industries, Inc.	102,000	265,601
	Kawasho Gecoss Corp.	73,100	431,599
#	Keihin Co., Ltd.	178,000	628,966
# *	Kimmon Manufacturing Co., Ltd.	76,000	234,708
# *	Kimura Chemical Plants Co., Ltd.	27,000	101,074
#	Kinki Sharyo Co., Ltd., Nagaokakyo	150,000	646,247
*	Kinsho Corp.	21,000	74,207
# *	Kintetsu World Express, Inc.	85,700	1,576,778
	Kioritz Corp.	143,000	386,114
#	Kitagawa Iron Works Co., Ltd.	203,000	435,633
	Kitano Construction Corp.	162,000	476,350
	Kitazawa Sangyo Co., Ltd.	17,500	54,183
	Kitz Corp.	306,000	1,521,335
	Kodensha Co., Ltd.	14,000	48,625
	Koike Sanso Kogyo Co., Ltd.	71,000	229,866
	Koito Industries, Ltd.	92,000	395,125
*	Kokusai Kogyo Co., Ltd.	60,000	217,998
	Komai Tekko, Inc.	74,000	216,609
	Kondotec, Inc.	30,000	251,271
	Kosaido Co., Ltd.	55,700	468,491
#	Kuroda Electric Co., Ltd.	71,300	1,310,241
	Kyodo Printing Co., Ltd.	240,000	1,046,468

2

#	Kyoei Sangyo Co., Ltd.	44,000	142,331
	Kyokuto Boeki Kaisha, Ltd.	63,000	248,221
	Kyokuto Kaihatsu Kogyo Co., Ltd.	67,400	884,699
	Kyosan Electric Manufacturing Co., Ltd.	136,000	468,340
	Kyowa Exeo Corp.	201,000	1,841,811
	Kyudenko Corp.	200,000	1,286,975
	Link Consulting Associates - Japan Corp.	24,300	95,140
*	Lonseal Corp.	69,000	150,750
	Maeda Corp.	358,000	2,103,237
	Maeda Road Construction Co., Ltd.	239,000	1,752,584
	Maezawa Industries, Inc.	38,100	319,104
	Maezawa Kaisei Industries Co., Ltd.	37,300	696,158
#	Makino Milling Machine Co., Ltd.	232,000	1,708,063
	Marubeni Construction Material Lease Co., Ltd.	54,000	172,147
	Maruwn Corp.	44,000	149,123
#	Maruyama Manufacturing Co., Inc.	108,000	523,579
	Maruzen Showa Unyu Co., Ltd.	205,000	731,999
	Matsuda Sangyo Co., Ltd.	53,000	629,062
	Matsui Construction Co., Ltd.	61,600	278,517
*	Matsuo Bridge Co., Ltd.	37,000	72,004
	Max Co., Ltd.	139,000	1,538,490
#	Meidensha Corp.	626,050	1,710,712
# *	Meiji Machine Co., Ltd.	90,000	127,241
	Meiji Shipping Co., Ltd.	58,000	220,122
*	Meisei Industrial Co., Ltd.	29,000	122,448
	Meito Transportation Co., Ltd.	22,000	192,065
# *	Meiwa Trading Co., Ltd.	119,000	652,375
	Mirai Group Co., Ltd.	49,000	117,259
# *	Mitsubishi Cable Industries, Ltd.	417,000	519,582
*	Mitsubishi Kakoki Kaisha, Ltd.	149,000	360,864
	Mitsubishi Pencil Co., Ltd.	77,000	734,784
	Mitsuboshi Belting, Ltd.	213,000	1,306,115
# *	Mitsui Matsushima Co., Ltd.	117,000	254,802
	Mitsui-Soko Co., Ltd.	339,000	1,278,341
	Mitsumura Printing Co., Ltd.	73,000	412,642
	Miura Co., Ltd.	100,800	2,018,275
	Miura Printing Corp.	19,000	70,123
#	Miyaji Engineering Group	120,000	264,014
#	Mori Seiki Co., Ltd.	191,400	2,401,337
	Morita Corp.	100,000	556,059
	Moshi Moshi Hotline, Inc.	13,350	1,395,570
	Mystar Engineering Corp.	15,600	89,915
	Nabtesco Corp.	309,000	2,516,164
	NAC Co., Ltd.	25,100	398,803
#	Nachi-Fujikoshi Corp.	604,000	2,451,909
*	Nakano Corp.	49,000	121,274
	NEC System Integration & Construction, Ltd.	108,500	1,054,923
	Nichias Corp.	320,000	1,461,837
	Nichiban Co., Ltd.	75,000	276,868
	Nichiha Corp.	92,480	1,412,623
	Nichireki Co., Ltd.	65,000	232,339
*	Nihon Spindle Manufacturing Co., Ltd.	56,000	127,903
	Nikkiso Co., Ltd.	169,000	1,024,467
	Nikko Co., Ltd., Akashi	66,000	229,249
	Nippei Toyama Corp.	118,000	485,752
	Nippo Corp.	291,000	2,184,919
#	Nippon Carbon Co., Ltd.	299,000	603,570
	Nippon Chutetsukan KK	44,000	99,478
# *	Nippon Conveyor Co., Ltd.	43,000	61,082
	Nippon Densetsu Kogyo Co., Ltd.	162,000	1,113,886
	Nippon Denwa Shisetu Co., Ltd.	144,000	561,699
	Nippon Hume Corp.	43,000	152,160
#	Nippon Jogesuido Sekkei Co., Ltd.	175	231,504
	Nippon Kanzai Co., Ltd.	49,300	1,114,193
	Nippon Koei Co., Ltd., Tokyo	190,000	611,278
	Nippon Konpo Unyu Soko Co., Ltd.	193,000	2,202,532
	Nippon Road Co., Ltd.	208,000	514,816
	Nippon Seisen Co., Ltd.	39,000	164,469
	Nippon Sharyo, Ltd.	365,000	897,352
	Nippon Signal Co., Ltd.	157,000	1,034,335
#	Nippon Thompson Co., Ltd.	185,000	1,391,535
	Nippon Tungsten Co., Ltd.	44,000	124,248
#	Nippon Yusoki Co., Ltd.	71,000	294,946
	Nishimatsu Construction Co., Ltd.	238,000	913,974
	Nishishiba Electric Co., Ltd.	28,000	63,143

3

	Nissan Diesel Motor Co., Ltd.	64,000	305,738
	Nissei Corp.	65,700	724,917
	Nissei Plastic Industrial Co., Ltd.	46,000	371,455
	Nissha Printing Co., Ltd.	115,000	2,237,202
#	Nisshin Fudosan Co., Ltd.	40,600	504,920
# *	Nissho Iwai-Nichmen Holdings Corp.	347,100	1,822,939
	Nissin Corp.	248,000	751,303
	Nissin Electric Co., Ltd.	264,000	1,103,982
	Nitchitsu Co., Ltd.	14,000	36,780
	Nitta Corp.	64,100	862,167
	Nittan Co., Ltd.	23,000	82,025
	Nitto Boseki Co., Ltd.	651,000	1,593,929
	Nitto Electric Works, Ltd.	108,400	1,383,030
	Nitto Kohki Co., Ltd.	53,300	1,132,445
	Nitto Seiko Co., Ltd.	80,000	260,263
*	Nittoc Construction Co., Ltd.	61,000	140,060
#	Nittyu Co., Ltd.	6,563	1,071,087
	Nomura Co., Ltd.	138,000	624,236
#	Noritz Corp.	131,800	2,188,914
	Obayashi Road Corp.	65,000	158,672
	Odakyu Construction Co., Ltd.	29,000	85,406
*	Ohmori Co., Ltd.	18,400	18,369
	Oiles Corp.	49,300	1,105,078
#	Okabe Co., Ltd.	46,000	403,492
*	Okamoto Machine Tool Works, Ltd.	101,000	313,638
	Okamura Corp.	290,000	2,361,428
#	Oki Electric Cable Co., Ltd.	76,000	270,032
*	OKK Corp.	138,000	338,753
	Okuma and Howa Machinery, Ltd.	96,000	436,815
	Okuma Corp.	303,000	2,402,196
	O-M, Ltd.	46,000	121,250
	Onoken Co., Ltd.	42,000	639,152
	Organo Corp.	113,000	560,641
	Oriental Construction Co., Ltd.	51,900	248,248
	Original Engineering Consultants Co., Ltd.	9,000	39,586
	Oyo Corp.	70,500	776,139
	P.S. Mitsubishi Construction Co., Ltd.	58,300	231,459
# *	Pasco Corp.	135,500	361,450
	Patlite Corp.	21,340	438,682
# *	Penta-Ocean Construction Co., Ltd.	1,067,000	1,633,434
# *	PIA Corp.	17,200	324,007
	Pilot Corp.	83	371,764
	Raito Kogyo Co., Ltd.	138,100	588,294
#	Rasa Industries, Ltd.	146,000	453,777
	Rheon Automatic Machinery Co., Ltd.	40,000	138,367
	Riken Electric Wire Co., Ltd.	20,000	47,152
	Ryobi, Ltd.	447,000	2,294,393
*	Saeki Kensetsu Kogyo Co., Ltd.	71,000	103,935
# *	Sailor Pen Co., Ltd.	74,000	163,833
#	Sakai Heavy Industries, Ltd.	60,000	205,475
*	Sakurada Co., Ltd.	38,000	63,514
#	Sanix, Inc.	86,800	621,612
	Sanki Engineering Co., Ltd.	186,000	1,470,514
	Sanko Metal Industrial Co., Ltd., Tokyo	54,000	117,046
	Sankyo-Tateyama Holdings, Inc.	812,000	2,053,932
#	Sankyu, Inc., Tokyo	730,000	2,537,872
	Sanritsu Corp.	5,400	58,838
	Sanyo Denki Co., Ltd.	144,000	684,642
	Sanyo Engineering & Construction, Inc.	48,000	316,865
	Sanyo Industries, Ltd., Tokyo	48,000	139,664
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	362,000	694,255
*	Sata Construction Co., Ltd., Gumma	61,000	74,505
#	Sato Corp.	78,400	1,729,024
	Sato Shoji Corp.	42,000	444,948
	Sawafugji Electric Co., Ltd.	31,000	86,613
#	Secom Joshinetsu Co., Ltd.	29,200	670,736
	Secom Techno Service Co., Ltd.	32,500	1,121,382
	Seibu Electric Industry Co., Ltd.	46,000	260,618
	Seika Corp.	179,000	410,545
*	Seikitokyu Kogyo Co., Ltd.	86,000	109,118
	Sekisui Jushi Co., Ltd.	112,000	838,463
	Senko Co., Ltd.	279,000	1,028,916
#	Senshu Electric Co., Ltd.	21,300	334,128
#	Shibaura Mechatronics Corp.	105,000	889,208
	Shibusawa Warehouse Co., Ltd.	170,000	502,763

4

	Shibuya Kogyo Co., Ltd.	54,000	461,708
#	Shima Seiki Manufacturing Co., Ltd.	92,300	2,345,308
	Shin Nippon Air Technologies Co., Ltd.	52,680	357,566
	Shin-Keisei Electric Railway Co., Ltd.	109,000	414,184
#	Shinko Electric Co., Ltd.	340,000	971,718
	Shin-Kobe Electric Machinery Co., Ltd.	117,000	649,561
	Shinmaywa Industries, Ltd.	311,000	1,932,076
#	Shinsho Corp.	219,000	748,838
#	Shinwa Kaiun Kaisha, Ltd.	359,000	1,089,758
*	Shiraishi Corp.	25,000	58,964
	Sho-Bond Corp.	69,300	611,010
#	Shoko Co., Ltd.	234,000	463,857
#	Showa Electric Wire & Cable Co., Ltd., Kawasaki	512,000	676,958
	Showa Mining Co., Ltd.	66,000	214,792
	Sintokogio, Ltd., Nagoya	132,000	1,132,954
	Soda Nikka Co., Ltd.	35,000	139,018
	Sodick Co., Ltd.	112,000	1,507,565
	Space Co., Ltd.	33,180	398,962
	Subaru Enterprise Co., Ltd.	36,000	127,336
	Sugimoto & Co., Ltd.	20,500	286,028
# *	Sumitomo Coal Mining Co., Ltd.	281,500	376,998
	Sumitomo Densetsu Co., Ltd.	69,800	273,170
# *	Sumitomo Mitsui Construction Co., Ltd.	1,515,600	1,218,091
	Sumitomo Precision Products Co., Ltd., Amagasaki City	109,000	459,588
#	Sumitomo Warehouse Co., Ltd.	311,000	1,770,946
	Sun Wave Corp.	96,000	312,593
	Tadano, Ltd.	335,000	2,321,276
	Taihei Dengyo Kaisha, Ltd.	97,000	545,405
# *	Taihei Kogyo Co., Ltd.	151,000	585,705
*	Taiheiyo Kouhatsu, Inc.	90,000	162,471
	Taiho Kogyo Co., Ltd.	57,400	616,074
	Taikisha, Ltd.	97,000	1,403,023
	Taisei Rotec Corp.	185,000	450,754
	Takada Kiko Co., Ltd.	44,000	296,285
#	Takamatsu Corp.	50,300	2,122,415
	Takano Co., Ltd.	34,400	538,603
	Takaoka Electric Manufacturing Co., Ltd., Tokyo	250,000	580,995
	Takara Printing Co., Ltd.	17,050	169,146
	Takara Standard Co., Ltd.	173,000	1,103,845
	Takasago Thermal Engineering Co., Ltd.	203,000	1,480,080
#	Takashima & Co., Ltd.	90,000	253,094
	Takigami Steel Construction Co., Ltd.	50,000	288,728
	Takuma Co., Ltd.	227,000	1,640,330
	Tanseisha Co., Ltd.	26,000	107,015
	Tatsuta Electric Wire & Cable Co., Ltd.	137,000	353,957
# *	TC Properties Co., Ltd.	579,000	0
#	TCM Corp.	176,000	409,397
	Techno Ryowa, Ltd.	38,200	307,738
	Tekken Corp.	393,000	760,222
	Teraoka Seisakusho Co., Ltd.	37,000	343,337
	Tetra Co., Ltd., Tokyo	64,000	227,639
	Toa Corp.	511,000	986,107
#	Toa Doro Kogyo Co., Ltd.	110,000	384,983
# *	Tobishima Corp.	296,500	307,291
	Tocalo Co., Ltd.	39,000	951,890
	Todentu Corp.	84,000	314,080
	Toenec Corp.	218,000	988,176
	Tohoku Telecommunications Construction Co., Ltd.	42,000	357,571
	Tokai Konetsu Kogyo Co., Ltd.	15,000	57,896
*	Tokai Lease Co., Ltd.	18,000	45,264
	Tokimec, Inc.	205,000	419,377
	Toko Electric Corp.	72,000	313,898
	Tokyo Biso Kogyo Corp.	19,000	247,367
	Tokyo Energy & Systems, Inc.	77,000	466,910
#	Tokyo Kikai Seisakusho, Ltd.	193,000	581,348
	Tokyo Leasing Co., Ltd.	165,200	2,402,769
	Tokyo Sangyo Co., Ltd.	36,500	135,001
	Toli Corp.	173,000	552,414
	Tomoe Corp.	84,000	289,417
#	Tonami Transportation Co., Ltd.	240,000	786,844
	Torishima Pump Manufacturing Co., Ltd., Osaka	62,000	367,787
#	Toshiba Machine Co., Ltd.	366,000	2,314,621
	Toshiba Plant Kensetsu Co., Ltd.	248,000	1,236,019
	Tosho Printing Co., Ltd.	156,000	605,492
	Totetsu Kogyo Co., Ltd.	73,000	380,942

5

	Toyo Bussan Co., Ltd.	36,300	362,780
*	Toyo Construction Co., Ltd.	644,000	832,955
#	Toyo Electric Co., Ltd.	91,000	393,254
#	Toyo Engineering Corp.	473,000	1,634,225
*	Toyo Shutter Co., Ltd.	77,000	118,880
	Toyo Wharf & Warehouse Co., Ltd.	182,000	434,956
	Trusco Nakayama Corp.	80,700	1,751,236
	Tsubaki Nakashima Co., Ltd.	130,000	1,837,538
	Tsubakimoto Chain Co.	435,000	2,296,097
	Tsubakimoto Kogyo Co., Ltd.	44,000	146,337
#	Tsudakoma Corp.	164,000	410,254
#	Tsugami Corp.	220,000	1,320,113
	Tsukishima Kikai Co., Ltd.	115,000	1,019,685
	Tsurumi Manufacturing Co., Ltd.	61,000	537,172
	Tsuzuki Denki Co., Ltd.	36,000	151,972
	Uchida Yoko Co., Ltd.	123,000	602,246
	Ueki Corp.	47,000	116,092
*	UFJ Central Leasing Co., Ltd.	53,000	2,446,479
#	Union Tool Co.	56,100	1,704,069
	Utoc Corp.	68,000	195,238
# *	Venture Link Co., Ltd.	308,600	736,241
#	Wakachiku Construction Co., Ltd.	303,000	618,806
	Weathernews, Inc.	15,800	108,971
	Yahagi Construction Co., Ltd.	75,000	352,093
#	Yamato Corp.	50,000	216,989
	Yamaura Corp.	19,000	51,646
	Yamazen Co., Ltd.	229,000	1,131,232
	Yasuda Warehouse Co., Ltd.	61,000	500,918
#	Yokogawa Bridge Corp.	98,400	569,789
	Yondenko Corp.	80,800	472,025
*	Yuasa Trading Co., Ltd.	376,000	734,629
	Yuken Kogyo Co., Ltd.	83,000	264,949
	Yurtec Corp.	179,000	1,057,895
	Yushin Precision Equipment Co., Ltd.	30,640	556,066
*	Z- Plus Holdings Co., Ltd.	52,000	188,563
Total Industrials
(Cost $264,423,721)			283,999,547

Consumer Discretionary — (17.6%)
#	ABILIT Corp.	45,000	1,611,948
	Aeon Fantasy Co., Ltd.	27,300	699,530
#	Ahresty Corp.	41,300	789,926
	Aichi Machine Industry Co., Ltd.	216,000	935,969
	Aigan Co., Ltd.	39,500	370,686
	Aisan Industry Co., Ltd.	133,600	1,558,781
#	Akebono Brake Industry Co., Ltd.	253,000	1,921,547
*	Akindo Sushiro Co., Ltd.	10,300	264,952
	Alpine Electronics, Inc.	154,900	2,448,395
#	Anrakutei Co., Ltd.	39,000	280,100
	AOI Advertising Promotion, Inc.	21,000	163,848
	Aoki International Co., Ltd.	109,800	1,600,105
	Araya Industrial Co., Ltd.	112,000	280,779
	Ashimori Industry Co., Ltd.	109,000	293,326
	Asics Trading Co., Ltd.	12,000	156,850
#	Atom Corp.	16,600	100,629
#	Atsugi Co., Ltd.	509,000	746,525
	Aucnet, Inc.	18,500	362,236
#	Autoseven Co., Inc.	7,600	107,310
#	Avex, Inc.	112,900	1,825,281
	Banpresto Co., Ltd.	28,900	761,726
	Belluna Co., Ltd.	65,130	1,898,967
#	Best Denki Co., Ltd.	302,000	1,194,276
# *	Bookoff Corp.	43,000	1,077,923
	Cabin Co., Ltd.	86,000	375,842
*	Catena Corp.	46,000	115,407
# *	Cecile Co., Ltd.	89,400	799,497
	Chiyoda Co., Ltd.	107,800	2,235,716
	Chofu Seisakusho Co., Ltd.	54,500	1,178,826
# *	Chori Co., Ltd.	405,000	923,845
	Chuo Spring Co., Ltd., Nagoya	137,000	576,136
	Chuo Woollen Mills, Ltd.	24,000	58,440
# *	Clarion Co., Ltd.	718,000	1,322,527
#	Cleanup Corp.	114,000	1,127,506
	Colowide Co., Ltd.	69,500	602,552
# *	Columbia Music Entertainment, Inc.	409,000	438,613

6

#	Copal Co., Ltd.	142,300	1,576,482
	Corona Corp.	68,900	1,121,502
#	Culture Convenience Club Co., Ltd.	112,200	3,610,245
	Cybozu, Inc.	184	269,488
#	D&M Holdings, Inc.	212,000	560,053
	Daido Kogyo Co., Ltd.	85,000	244,108
# *	Daido Metal Co., Ltd.	94,000	769,967
#	Daidoh, Ltd.	95,000	1,226,853
# *	Daiei, Inc.	43,956	825,686
	Daiki Co., Ltd.	49,900	476,427
# *	Daikyo, Inc.	580,000	2,264,474
	Dainichi Co., Ltd.	37,700	335,523
	Daisyo Corp.	53,200	654,251
*	Daito Woolen Spinning & Weaving Co., Ltd., Tokyo	42,000	63,614
# *	Daiwa Seiko, Inc.	343,000	712,257
	Daiwabo Co., Ltd.	336,000	582,204
	Denny’s Japan Co., Ltd.	67,000	1,313,768
	Descente, Ltd.	164,000	683,585
*	Dia Kensetsu Co., Ltd.	207,500	327,326
#	Doshisha Co., Ltd.	25,800	548,387
*	Doshisha Co., Ltd. When Issued Shares	12,900	274,194
#	Doutor Coffee Co., Ltd.	54,200	937,278
	Dynic Corp.	66,000	214,018
	Eagle Industry Co., Ltd.	105,000	743,933
*	Econach Co., Ltd.	26,000	48,439
	Eikoh, Inc.	12,100	119,261
	Exedy Corp.	129,400	2,609,628
	F.D.C. Products, Inc.	31,119	478,153
	Fine Sinter Co., Ltd.	31,000	126,464
#	France Bed Holdings Co., Ltd.	581,000	1,381,425
#	Fuji Co.,Ltd.	83,900	1,451,438
#	Fuji Corp, Ltd.	71,000	452,734
#	Fuji Kiko Co., Ltd.	102,000	411,484
	Fuji Kyuko Co., Ltd.	251,000	873,488
*	Fuji Spinning Co., Ltd., Tokyo	251,000	377,633
	Fujikura Rubber, Ltd.	54,000	330,647
#	Fujita Kanko, Inc.	281,000	1,530,623
	Fujitsu Business Systems, Ltd.	69,200	1,052,583
# *	Fujitsu General, Ltd.	273,000	973,081
# *	Furukawa Battery Co., Ltd.	45,000	106,907
	Fuso Lexel, Inc.	35,500	284,724
	Gakken Co., Ltd.	247,000	530,103
#	Genki Sushi Co., Ltd.	17,200	205,543
	Gigas K’s Denki Corp.	92,444	2,070,922
	Global-Dining, Inc.	6,200	40,964
# *	Goldwin, Inc.	117,000	312,598
	Gourmet Kineya Co., Ltd.	47,000	393,395
*	GSI Creos Corp.	120,000	261,369
*	H.I.S. Co., Ltd.	81,400	1,738,649
#	Happinet Corp.	29,900	808,073
	Haruyama Trading Co., Ltd.	33,100	585,341
	Himaraya Co., Ltd.	3,500	19,071
	Hitachi Powdered Metal Co., Ltd.	62,000	433,940
	Homac Corp.	97,100	1,007,331
	Horipro, Inc.	23,400	239,186
*	Ichida and Co., Ltd.	23,400	40,628
	Ichikawa Co., Ltd.	49,000	209,916
#	Ichikoh Industries, Ltd.	202,000	534,351
	Imasen Electric Industrial Co., Ltd.	23,500	177,574
	Impact 21 Co., Ltd.	48,900	1,197,282
# *	Impress Corp.	771	504,279
	Inaba Seisa Kusho Co., Ltd.	43,400	722,423
	Ishizuka Glass Co., Ltd.	49,000	156,700
*	Izuhakone Railway Co., Ltd.	300	14,635
# *	Izutsuya Co., Ltd.	166,000	282,268
# *	Jac Holdings Co., Ltd.	255,600	381,901
# *	Janome Sewing Machine Co., Ltd.	320,000	417,126
# *	Japan General Estate Co., Ltd.	61,800	739,662
#	Japan Kenzai Co., Ltd.	60,240	421,189
#	Japan Vilene Co., Ltd.	164,000	1,010,434
	Japan Wool Textile Co., Ltd.	224,000	1,652,884
	Jeans Mate Corp.	19,240	224,761
	Joban Kosan Co., Ltd.	193,000	366,405
	Joint Corp.	47,500	1,710,529
#	Joshin Denki Co., Ltd.	147,000	747,475

7

	Juel Verite Ohkubo Co., Ltd.	24,000	76,909
#	Juki Corp.	287,000	1,406,586
*	Jyomo Co., Ltd.	48,000	155,451
	Kabuki-Za Co., Ltd.	25,000	1,072,030
	Kadokawa Holdings, Inc.	64,200	2,016,560
	Kahma Co., Ltd.	79,900	1,454,104
	Kanto Auto Works, Ltd., Yokosuka	180,600	2,302,989
	Kasai Kogyo Co., Ltd.	79,000	315,291
	Kato Sangyo Co., Ltd.	96,300	1,568,218
*	Kawai Musical Instruments Manufacturing Co., Ltd.	144,000	297,720
# *	Kawashima Textile Manufacturers, Ltd.	175,000	445,174
	Kayaba Industry Co., Ltd.	528,000	2,065,569
	Keiiyu Co., Ltd.	22,100	284,500
#	Keiyo Co., Ltd.	139,900	589,069
	Kentucky Fried Chicken Japan, Ltd.	55,000	1,059,729
#	Kenwood Corp.	945,000	1,842,412
#	Kinki Nippon Tourist Co., Ltd.	196,000	561,567
#	Kinugawa Rubber Industrial Co., Ltd.	139,000	312,067
#	Kisoji Co., Ltd.	52,600	899,891
	Koekisha Co., Ltd.	9,600	209,662
#	Kohnan Shoji Co., Ltd.	58,900	850,875
#	Kojima Co., Ltd.	94,000	1,107,252
	Komatsu Seiren Co., Ltd.	91,000	463,600
	Konaka Co., Ltd.	49,300	713,835
#	Konami Sports Corp.	71,900	1,180,701
	Kurabo Industries, Ltd.	642,000	1,732,702
	Kuroganeya Co., Ltd.	14,000	58,272
#	Kyoritsu Maintenance Co., Ltd.	22,300	505,490
	Kyoto Kimono Yuzen Co., Ltd.	224	757,723
	Kyowa Leather Cloth Co., Ltd.	38,800	288,754
#	Laox Co., Ltd.	144,000	470,522
*	Look, Inc.	50,000	147,991
	Maezawa Kyuso Industries Co., Ltd.	39,200	623,354
# *	Magara Construction Co., Ltd.	61,000	76,561
*	Mamiya-Op Co., Ltd.	58,000	140,617
	Marche Corp.	10,700	97,056
	Mars Engineering Corp.	53,200	1,521,552
	Marubeni Telecom Co., Ltd.	117	130,652
	Maruei Department Store Co., Ltd.	72,000	200,683
# *	Maruzen Co., Ltd.	263,000	587,249
	Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment	33,000	232,930
#	Matsuya Co., Ltd.	135,000	1,828,266
	Matsuya Foods Co., Ltd.	47,700	933,355
#	Matsuzakaya Co., Ltd.	445,077	2,505,117
	Meiwa Industry Co., Ltd.	15,000	64,261
#	Misawa Resort Co., Ltd.	113,000	440,365
	Mitsuba Corp.	104,690	1,061,304
	Mitsui Home Co., Ltd.	158,000	833,305
	Miyuki Keori Co., Ltd.	73,000	290,401
	Mizuno Corp.	321,000	1,607,223
	MOS Food Services, Inc.	79,000	1,287,866
#	MR Max Corp.	73,900	302,971
	Mutow Co., Ltd.	46,600	231,189
*	Naigai Co., Ltd.	109,000	151,811
# *	Nexyz Corp.	2,700	689,262
*	Nice Corp.	295,000	983,852
	Nichimo Co., Ltd.	54,000	151,387
*	Nichimo Corp.	280,000	392,055
	Nidec Tosok Corp.	31,700	402,668
	Nihon Eslead Corp.	34,248	778,172
*	Nihon Kentetsu Co., Ltd.	27,000	70,367
	Nihon Tokushu Toryo Co., Ltd.	44,000	300,793
	Nikko Travel Co., Ltd.	12,200	62,606
	Nippon Felt Co., Ltd.	56,000	284,122
#	Nippon Piston Ring Co., Ltd.	168,000	444,558
*	Nippon Restaurant System, Inc.	28,600	834,902
#	Nippon Seiki Co., Ltd.	150,000	2,441,668
	Nishimatsuya Chain Co., Ltd.	89,700	2,993,895
	Nissen Co., Ltd.	134,600	1,702,957
	Nissin Kogyo Co., Ltd.	54,600	2,101,966
#	Nittan Valve Co., Ltd.	58,000	478,554
	Nitto Seimo Co., Ltd.	32,000	81,337
	Noritake Co., Ltd.	404,000	1,836,184
	Noritsu Koki Co., Ltd.	83,100	1,564,328
*	Omikenshi Co., Ltd.	78,000	109,246

8

*	Orient Watch Co., Ltd.	12,000	4,445
	Pacific Industrial Co., Ltd.	116,000	592,675
#	PanaHome Corp.	408,000	2,244,176
	Parco Co., Ltd.	209,000	1,655,104
#	Pentax Corp.	315,000	1,405,780
	Piolax, Inc.	27,300	543,191
	Press Kogyo Co., Ltd.	309,000	1,217,892
*	Renown D’urban Holdings, Inc.	82,800	889,204
	Resorttrust, Inc.	79,700	2,461,531
	Rhythm Watch Co., Ltd.	344,000	694,275
	Right On Co., Ltd.	76,625	2,524,793
	Riken Corp.	254,000	1,505,410
	Ringer Hut Co., Ltd.	46,400	529,274
	Roland Corp.	58,400	1,121,481
	Royal Co., Ltd.	107,000	1,231,944
#	Sagami Chain Co., Ltd.	48,000	424,404
	Sagami Co., Ltd.	66,000	251,346
	Sagami Rubber Industries Co., Ltd.	15,000	48,217
*	Saint Marc Co., Ltd.	26,100	1,146,204
#	Saizeriya Co., Ltd.	123,600	1,550,141
#	Sakai Ovex Co., Ltd.	124,000	262,638
	Sanden Corp.	346,000	1,630,519
#	Sanei-International Co., Ltd.	35,400	1,321,390
	Sankyo Seiko Co., Ltd.	132,000	755,520
	Sanoh Industrial Co., Ltd.	85,000	620,810
# *	Sanrio Co., Ltd.	197,800	2,136,009
#	Sanyo Shokai, Ltd.	349,000	2,325,121
	Seiko Corp.	298,407	1,466,674
#	Seiren Co., Ltd.	155,000	1,760,530
	Senshukai Co., Ltd.	119,000	1,203,661
	Shaddy Co., Ltd.	38,800	391,346
*	Shikibo, Ltd.	291,000	457,352
#	Shinyei Kaisha	80,000	291,528
	Shiroki Co., Ltd.	196,000	526,946
	Shobunsha Publications, Inc.	42,800	811,639
#	Shochiku Co., Ltd.	277,000	1,801,745
	Showa Aircraft Industry Co., Ltd.	79,000	845,606
	Showa Corp.	39,500	571,161
*	Showa Rubber Co., Ltd.	156,000	167,012
	Silver Ox, Inc.	30,000	77,213
# *	Silver Seiko, Ltd.	228,000	151,403
#	Simree Co., Ltd.	11,700	92,638
	SK Japan Co., Ltd.	8,250	54,529
	SNT Corp.	58,300	328,863
*	Sofmap Co., Ltd.	9,300	39,986
	Sotoh Co., Ltd.	12,000	217,520
	SPK Corp.	7,800	123,787
	Suminoe Textile Co., Ltd.	159,000	414,210
*	Suzutan Co., Ltd.	13,200	89,966
# *	SXL Corp.	129,000	177,394
	Tachikawa Corp.	43,800	302,151
	Tachi-S Co., Ltd.	78,840	859,840
#	Taito Corp.	884	1,446,443
*	Taka-Q Co., Ltd.	34,500	112,418
# *	Takara Co., Ltd.	224,000	717,996
	Tasaki Shinju Co., Ltd.	70,000	297,423
	Taya Co., Ltd.	5,000	40,888
*	TDF Corp.	11,000	43,820
	Tecmo, Ltd.	57,800	628,253
	Teikoku Piston Ring Co., Ltd.	76,000	853,811
	Teikoku Sen-I Co., Ltd.	62,000	287,777
#	Ten Allied Co., Ltd.	37,000	164,269
	Tenma Corp.	79,600	1,421,752
	Tigers Polymer Corp.	40,000	261,657
*	Toabo Corp.	73,000	90,805
	Toei Co., Ltd.	373,000	2,030,030
*	Tohoku Misawa Homes Co., Ltd.	24,000	72,796
#	Tohoku Pioneer Corp.	49,600	612,946
*	Tohto Suisan Co., Ltd.	80,000	236,821
*	Tokai Kanko Co., Ltd.	618,000	309,360
	Tokai Senko KK, Nagoya	47,000	103,684
	Tokyo Dome Corp.	314,000	1,643,275
	Tokyo Nissan Auto Sales Co., Ltd.	97,000	600,681
	Tokyo Soir Co., Ltd.	34,000	152,950
#	Tokyotokeiba Co., Ltd.	742,000	2,103,625

9

	Tokyu Recreation Corp.	63,000	346,896
#	Tomy Co., Ltd.	48,600	844,702
	Topre Corp.	136,000	1,147,821
# *	Tosco Co., Ltd.	59,000	313,540
	Totenko Co., Ltd.	35,000	104,729
#	Touei Housing Corp.	67,540	1,269,448
#	Toyo Radiator Co., Ltd.	166,000	858,950
	Toyo Tire & Rubber Co., Ltd.	541,000	2,469,267
	Tsukamoto Co., Ltd.	44,000	90,793
	Tsutsumi Jewelry Co., Ltd.	45,400	1,375,663
	Unitika, Ltd.	1,244,000	1,848,713
	U-Shin, Ltd.	54,000	471,686
	Watabe Wedding Corp.	18,900	295,998
#	Watami Food Service Co., Ltd.	82,100	948,959
*	Wondertable, Ltd.	69,000	166,254
	Xebio Co., Ltd.	28,500	1,156,197
	XNET Corp.	57	152,072
#	Yamatane Corp.	273,000	564,176
	Yamato International, Inc.	43,000	298,648
	Yellow Hat, Ltd., Tokyo	49,200	459,709
#	Yokohama Reito Co., Ltd.	112,000	903,924
#	Yomiuri Land Co., Ltd.	209,000	1,511,047
	Yonex Co., Ltd.	41,000	402,868
	Yorozu Corp.	45,000	412,802
#	Yoshimoto Kogyo Co., Ltd.	81,000	1,190,530
	Yuasa Funashoku Co., Ltd.	112,000	356,186
	Zenrin Co., Ltd.	95,900	1,831,068
#	Zensho Co., Ltd.	69,500	1,863,777
Total Consumer Discretionary
(Cost $200,329,565)			227,584,043

Information Technology — (9.3%)
	Aichi Tokei Denki Co., Ltd.	94,000	303,501
	Aiphone Co., Ltd.	51,900	868,757
#	Allied Telesis Holdings KK	200,200	1,604,036
	Alpha Systems, Inc.	26,900	753,149
	Anritsu Corp.	332,000	1,877,017
	AOI Electronics Co., Ltd.	24,900	365,403
*	Apic Yamada Corp.	20,000	52,067
	Argo 21 Corp.	22,400	208,912
#	Arisawa Manufacturing Co., Ltd.	139,400	2,974,459
	Asti Corp.	8,000	87,854
	CAC Corp.	39,800	428,640
	Canon Electronics, Inc.	71,000	2,125,810
	Canon Finetech, Inc.	108,070	2,210,521
#	Capcom Co., Ltd.	148,100	1,482,568
	Chino Corp.	89,000	298,081
#	CMK Corp.	118,000	2,341,546
	Computer Engineering & Consulting, Ltd.	38,100	443,121
	Core Corp.	27,400	293,022
	Cresco, Ltd.	11,600	148,134
	Daikoku Denki Co., Ltd.	34,200	995,970
	Daiwabo Information System Co., Ltd.	40,000	700,432
#	Denki Kogyo Co., Ltd.	183,000	1,272,469
#	Dodwell B.M.S., Ltd.	125,400	812,958
	DTS Corp.	31,500	1,175,061
# *	Eaccess, Ltd.	3,100	2,275,033
	Eizo Nanao Corp.	56,800	1,930,177
*	Elna Co., Ltd.	34,000	69,348
	Enplas Corp.	53,100	1,510,097
*	FDK Corp.	260,000	443,637
#	Foster Electric Co., Ltd.	58,000	498,081
	Fujitsu Access, Ltd.	59,000	396,250
	Fujitsu Fronttec, Ltd.	56,200	592,350
# *	Future System Consulting Corp.	241	526,064
*	Graphtec Corp.	39,000	82,504
	Hakuto Co., Ltd.	54,900	899,820
#	Hitachi Business Solution Co., Ltd.	22,700	156,768
	Hitachi Information Systems, Ltd.	111,400	2,375,609
	Hitachi Kokusai Electric, Inc.	235,000	2,169,644
	Hitachi Mobile Co., Ltd.	38,000	257,192
*	Hitachi Systems & Services, Ltd.	63,000	1,093,376
	Hochiki Corp.	42,000	176,180
	Hokuriku Electric Industry Co., Ltd.	204,000	465,124
#	Horiba, Ltd.	100,000	2,616,505

10

	Hosiden Corp.	190,000	1,898,701
	Icom, Inc.	35,900	1,133,415
#	Idec Izumi Corp.	92,000	1,244,820
# *	Ikegami Tsushinki Co., Ltd.	102,000	197,713
	Ines Corp.	140,500	1,173,596
	I-Net Corp.	18,300	112,619
	Information Services International-Dentsu, Ltd.	65,100	773,939
#	Intec, Inc.	126,128	1,507,788
# *	Invoice, Inc.	22,147	2,164,977
	Ishii Hyoki Co., Ltd.	8,600	106,393
#	Iwatsu Electric Co., Ltd.	207,000	450,950
#	Japan Aviation Electronics Industry, Ltd.	70,000	777,203
	Japan Business Computer Co., Ltd.	46,300	357,325
	Japan Digital Laboratory Co., Ltd.	73,500	819,111
	Japan Information Processing Service Co., Ltd.	31,800	197,809
# *	Japan Radio Co., Ltd.	354,000	1,404,335
#	Jastec Co., Ltd.	16,400	301,341
	Jiec Co., Ltd.	87	93,628
	Kaga Electronics Co., Ltd.	73,000	1,797,782
	Kanematsu Electronics, Ltd.	45,500	317,739
	Kawatetsu Systems, Inc.	112	148,149
	Koa Corp.	105,600	884,178
	Komatsu Electronics Metals Co., Ltd.	74,200	668,048
#	Kubotek Corp.	285	309,283
	Kyoden Co., Ltd.	123,000	962,269
	Kyowa Electronic Instruments Co., Ltd.	52,000	222,460
	Macnica, Inc.	43,900	1,135,843
	Marubeni Infotec Corp.	21,000	72,769
	Marubun Corp.	67,600	703,201
	Maruwa Co., Ltd.	22,000	461,469
	Maspro Denkoh Corp.	38,900	375,271
#	Megachips Corp.	59,900	705,945
	Melco Holdings, Inc.	9,000	240,765
#	Mimasu Semiconductor Industry Co., Ltd.	49,100	706,086
	Miroku Jyoho Service Co., Ltd.	63,000	235,101
	Mitsui High-Tec, Inc.	104,300	1,300,717
	Mitsui Knowledge Industry Co., Ltd.	20,100	169,943
	Mitsumi Electric Co., Ltd.	182,700	1,886,209
	Moritex Corp.	15,000	110,544
*	Mutoh Industries, Ltd.	102,000	231,974
*	Nagano Japan Radio Co., Ltd.	63,000	121,611
	Nakayo Telecommunications, Inc.	49,000	255,326
	NEC Infrontia Corp.	244,000	1,018,596
#	NEC Mobiling, Ltd.	31,300	603,690
#	NEC Tokin Corp.	275,000	1,556,534
# *	Netmarks, Inc.	402	1,073,910
#	New Japan Radio Co., Ltd.	72,000	538,366
#	Nihon Dempa Kogyo Co., Ltd.	50,600	1,234,091
#	Nihon Inter Electronics Corp.	76,700	504,617
	Nippon Avionics Co., Ltd.	62,000	251,618
	Nippon Ceramic Co., Ltd.	51,000	782,013
	Nippon Chemi-Con Corp.	317,000	1,767,534
	Nippon System Development Co., Ltd.	57,300	1,546,178
	Nippon Systemware Co., Ltd.	20,000	148,793
	Nissho Electronics Corp.	49,900	353,944
	NIWS Co., Ltd.	1,627	2,043,466
	Nohmi Bosai, Ltd.	81,000	460,415
	Okaya Electric Industries Co., Ltd.	32,000	131,989
	Ono Sokki Co., Ltd.	53,000	326,346
	Origin Electric Co., Ltd.	85,000	551,086
	Osaki Electric Co., Ltd.	88,000	630,317
	PCA Corp.	12,000	217,353
	Pulstec Industrial Co., Ltd.	21,200	100,086
	Ricoh Elemex Corp.	49,000	405,330
	Rikei Corp.	22,500	71,275
	Riken Keiki Co., Ltd.	48,000	354,467
#	Roland DG Corp.	44,900	984,001
	Ryoden Trading Co., Ltd.	113,000	796,296
	Ryosan Co., Ltd.	96,000	2,418,907
	Ryoyo Electro Corp.	71,700	1,045,527
	Sanko Co., Ltd.	12,000	91,557
	Sanshin Electronics Co., Ltd.	79,000	725,918
	Satori Electric Co., Ltd.	33,380	459,337
	Sekonic Corp.	17,000	47,912
#	Shindengen Electric Manufacturing Co., Ltd.	217,000	921,291

11

	Shinkawa, Ltd.	50,800	997,194
	Shinko Shoji Co., Ltd.	57,000	560,970
#	Shizuki Electric Co., Inc.	47,000	149,222
	Siix Corp.	25,800	334,443
	SMK Corp.	200,000	1,142,788
	Software Research Associates, Inc.	15,100	250,784
	Sokkisha Co., Ltd.	69,000	209,657
	Sorun Corp.	67,400	453,072
*	SPC Electronics Corp.	29,000	111,382
	Star Micronics Co., Ltd.	133,000	1,711,732
#	Sumida Corp.	42,649	776,012
	SunTelephone Co., Ltd.	75,000	531,371
	Tabai Espec Corp.	49,000	565,831
*	Tachibana Eletech Co., Ltd.	39,000	380,686
	Tamura Corp.	164,000	640,191
	Tamura Taiko Holdings, Inc.	150,000	1,067,561
# *	Teac Corp.	493,000	732,861
	Teikoku Tsushin Kogyo Co., Ltd.	110,000	550,523
	TKC Corp.	67,800	1,180,440
	Toko, Inc.	232,000	688,840
#	Tokyo Denpa Co., Ltd.	11,000	130,327
	Tokyo Electron Device, Ltd.	198	482,580
	Tomen Electronics Corp.	37,900	1,017,846
	Tose Co., Ltd.	12,200	186,461
	Toshiba Ceramics Co., Ltd.	350,000	1,053,904
# *	Totoku Electric Co., Ltd., Tokyo	62,000	136,765
	Toukei Computer Co., Ltd.	14,710	184,918
	Towa Corp.	33,000	210,090
*	Towa Meccs Corp.	75,000	99,344
*	Toyo Communication Equipment Co., Ltd.	124,000	596,323
#	Toyo Corp.	71,800	822,715
#	Trans Cosmos, Inc.	53,800	2,522,978
	Tsuzuki Densan Co., Ltd.	14,200	82,680
	VE Data, Inc.	25,000	76,579
	Yamaichi Electronics Co., Ltd.	40,900	557,846
	Yamatake Corp.	165,700	2,966,416
	Yaskawa Information Systems Corp.	23,400	118,070
	Yokowo Co., Ltd.	45,000	458,798
	Zuken, Inc.	59,700	651,761
Total Information Technology
(Cost $110,398,620)			120,650,313

Materials — (8.4%)
	Achilles Corp.	549,000	1,048,087
	Agro-Kanesho Co., Ltd.	7,000	56,513
	Arakawa Chemical Industries, Ltd.	34,500	511,915
	Aronkasei Co., Ltd.	83,000	413,954
	Asahi Denka Kogyo KK	169,000	1,900,670
	Asahi Organic Chemicals Industry Co., Ltd.	244,000	906,881
	Chuetsu Pulp and Paper Co., Ltd.	259,000	674,246
# *	Chugai Mining Co., Ltd.	373,800	292,200
	Chugoku Marine Paints, Ltd.	152,000	811,995
#	Chugokukogyo Co., Ltd.	45,000	132,590
# *	Co-Op Chemical Co., Ltd.	80,000	158,044
# *	Dai Nippon Toryo, Ltd.	286,000	545,110
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	76,000	261,519
	Daiken Corp.	317,000	1,288,859
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	224,000	1,217,343
	Dainippon Shigyo Co., Ltd.	25,000	106,713
#	Daiso Co., Ltd.	244,000	758,592
	DC Co., Ltd.	58,000	216,118
	Dijet Industrial Co., Ltd.	34,000	102,976
#	FP Corp.	51,800	1,242,269
	Fujikura Kasei Co., Ltd.	51,000	440,584
	Fumakilla, Ltd.	37,000	114,791
	Geostar Corp.	10,000	39,751
#	Godo Steel, Ltd.	397,000	1,649,857
#	Gun-Ei Chemical Industry Co., Ltd.	207,000	825,635
	Harima Chemicals, Inc.	47,000	292,129
	Hodogaya Chemical Co., Ltd.	163,000	1,099,449
	Hokkai Can Co., Ltd., Tokyo	133,000	433,324
	Hokko Chemical Industry Co., Ltd.	47,000	187,038
	Hokuetsu Paper Mills, Ltd.	429,000	2,369,434
	Hokushin Co., Ltd.	39,900	93,834
	Honshu Chemical Industry Co., Ltd.	17,000	112,878

12

	Ihara Chemical Industry Co., Ltd.	106,000	341,163
	ISE Chemicals Corp.	38,000	191,832
#	Ishihara Sangyo Kaisha, Ltd.	952,500	1,963,839
# *	Ishii Iron Works Co., Ltd.	52,000	135,981
#	JSP Corp.	72,500	741,866
	Kanto Denka Kogyo Co., Ltd.	110,000	373,976
	Kasei (C.I.) Co., Ltd.	73,000	314,084
	Katakura Chikkarin Co., Ltd.	27,000	108,429
*	Kawasaki Kasei Chemicals, Ltd.	88,000	202,052
#	Kishu Paper Co., Ltd.	160,000	559,913
	Koatsu Gas Kogyo Co., Ltd.	112,000	575,399
	Kohsoku Corp.	48,000	328,285
	Komatsu Wall Industry Co., Ltd.	20,800	358,510
	Konishi Co., Ltd.	41,700	429,253
#	Kumiai Chemical Industry Co., Ltd., Tokyo	179,000	431,122
	Kureha Chemical Industry Co., Ltd.	493,000	2,253,694
	Kurimoto, Ltd.	314,000	883,208
#	Kurosaki Harima Corp.	201,000	778,829
	MEC Co., Ltd.	18,200	287,624
	Mesco, Inc.	15,000	54,006
# *	Mitsubishi Paper Mills, Ltd.	782,000	1,116,122
	Mitsubishi Plastics, Inc.	548,000	1,519,395
#	Mitsubishi Shindoh Co., Ltd.	107,000	277,425
#	Mitsubishi Steel Manufacturing Co., Ltd.	305,000	1,154,956
# *	Mitsui Mining Co., Ltd.	384,000	1,136,604
	Mory Industries, Inc.	85,000	299,431
	Nakabayashi Co., Ltd.	112,000	321,797
	Nakayama Steel Works, Ltd.	327,000	1,654,195
#	Neturen Co., Ltd., Tokyo	106,000	805,940
	Nichia Steel Works, Ltd.	114,900	569,240
#	Nifco, Inc.	145,000	2,366,482
	Nihon Kagaku Sangyo Co., Ltd.	32,000	200,680
	Nihon Matai Co., Ltd.	50,000	128,843
	Nihon Nohyaku Co., Ltd.	170,000	454,237
	Nihon Parkerizing Co., Ltd.	171,000	2,044,855
	Nihon Seiko Co., Ltd.	11,000	36,353
*	Nippon Carbide Industries Co., Inc., Tokyo	101,000	185,672
	Nippon Chemical Industrial Co., Ltd.	192,000	565,617
#	Nippon Concrete Industries Co., Ltd.	88,000	273,807
#	Nippon Denko Co., Ltd.	280,000	1,103,727
	Nippon Fine Chemical Co., Ltd.	50,000	300,095
	Nippon Foil Mfg., Co., Ltd.	21,000	76,561
# *	Nippon Kasei Chemical Co., Ltd.	260,000	669,243
	Nippon Kinzoku Co., Ltd.	130,000	307,637
# *	Nippon Koshuha Steel Co., Ltd.	266,000	545,233
#	Nippon Metal Industry Co., Ltd.	440,000	909,883
	Nippon Pigment Co., Ltd.	11,000	46,624
#	Nippon Pillar Packing Co., Ltd.	43,000	320,916
	Nippon Soda Co., Ltd.	350,000	1,042,171
	Nippon Synthetic Chemical Industry Co., Ltd.	244,000	713,654
	Nippon Valqua Industries, Ltd.	242,000	742,996
#	Nippon Yakin Kogyo Co., Ltd.	203,500	792,505
	Nittetsu Mining Co., Ltd.	208,000	1,121,047
	Nitto FC Co., Ltd.	72,000	459,261
	Noda Corp.	33,800	224,790
	NOF Corp.	523,000	1,958,010
	Okamoto Industries, Inc.	317,000	1,159,887
	Okura Industrial Co., Ltd.	148,000	845,054
#	Osaka Steel Co., Ltd.	108,800	1,511,712
#	Pacific Metals Co., Ltd.	508,000	2,444,189
	Riken Technos Corp.	143,000	567,981
*	S Science Co., Ltd.	1,925,000	732,944
#	S.T. Chemical Co., Ltd.	71,700	1,046,502
	Sakai Chemical Industry Co., Ltd.	235,000	1,071,488
	Sakata INX Corp.	157,000	795,129
	Sanyo Chemical Industries, Ltd.	305,000	2,467,447
	Sanyo Special Steel Co., Ltd.	432,000	2,114,240
	Sekisui Plastics Co., Ltd.	256,000	892,691
	Shikoku Chemicals Corp.	126,000	614,228
	Shinagawa Refractories Co., Ltd.	162,000	585,737
	Shin-Etsu Polymer Co., Ltd.	201,000	1,702,383
	Showa Highpolymer Co., Ltd.	112,000	358,434
	Showa Tansan Co., Ltd.	31,000	116,277
	Somar Corp.	22,000	90,299
#	Stella Chemifa Corp.	28,400	658,435

13

	Sumitomo Light Metal Industries, Ltd.	951,000	1,752,304
	Sumitomo Pipe & Tube Co., Ltd.	52,000	323,590
	Sumitomo Seika Chemicals Co., Ltd.	158,000	497,637
#	Sumitomo Titanium Corp.	19,500	2,572,877
	Taisei Lamick Co., Ltd.	13,100	360,238
#	Takasago International Corp.	243,000	1,159,858
#	Takiron Co., Ltd.	164,000	649,804
	Tateho Chemical Industries Co., Ltd.	26,500	115,197
	Tayca Corp.	96,000	292,093
*	Titan Kogyo Kabushiki Kaisha	36,000	76,368
#	Toda Kogyo Corp.	92,000	389,226
	Tohcello Co., Ltd.	83,000	485,229
# *	Toho Rayon Co., Ltd.	345,000	1,385,195
	Toho Titanium Co., Ltd.	61,000	2,460,599
#	Toho Zinc Co., Ltd.	312,000	1,098,022
*	Tohpe Corp.	36,000	74,440
#	Tokai Carbon Co., Ltd.	534,000	2,440,616
#	Tokai Pulp & Paper Co., Ltd.	157,000	532,966
	Tokushu Paper Manufacturing Co., Ltd.	111,000	665,980
	Tokyo Rope Manufacturing Co., Ltd.	404,000	808,313
#	Tokyo Tekko Co., Ltd.	85,000	325,015
	Tomoegawa Paper Co., Ltd.	80,000	254,805
	Tomoku Co., Ltd.	220,000	609,349
	Topy Industries, Ltd.	571,000	2,087,701
	Toyo Kohan Co., Ltd.	255,000	924,855
	Tsutsunaka Plastic Industry Co., Ltd.	92,000	424,450
	TYK Corp.	67,000	181,600
	Ube Material Industries, Ltd.	144,000	492,321
	Wood One Co., Ltd.	107,000	878,431
	Yamamura Glass Co., Ltd.	287,000	890,943
	Yamato Kogyo Co., Ltd.	160,000	2,294,306
	Yodogawa Steel Works, Ltd.	338,000	2,030,000
	Yuki Gosei Kogyo Co., Ltd.	31,000	110,885
#	Yushiro Chemical Industry Co., Ltd.	38,000	874,253
Total Materials
(Cost $100,833,454)			108,358,890

Consumer Staples — (7.8%)
#	Aderans Co., Ltd.	87,050	2,031,060
	Ahjikan Co., Ltd.	10,500	81,261
	Ariake Japan Co., Ltd.	81,600	2,092,247
	Asahi Soft Drinks Co., Ltd.	128,000	1,481,603
	Bull Dog Sauce Co., Ltd.	37,000	442,299
#	Calpis Co., Ltd.	191,000	1,294,003
	CFS Corp.	61,500	390,251
	Chuo Gyorui Co., Ltd.	61,000	157,895
	Coca-Cola Central Japan Co., Ltd.	233	1,902,265
	CVS Bay Area, Inc.	30,000	89,388
	DyDo Drinco, Inc.	40,100	1,479,295
	Echo Trading Co., Ltd.	4,000	57,331
	Ensuiko Sugar Refining Co., Ltd.	51,000	168,033
	Fancl Corp.	51,400	2,476,355
*	First Baking Co., Ltd.	67,000	148,450
	Fuji Oil Co., Ltd.	224,100	2,164,300
	Fujicco Co., Ltd.	69,000	1,025,698
#	Fujiya Co., Ltd.	283,000	664,037
	Hagoromo Foods Corp.	41,000	427,715
	Harashin Co., Ltd.	33,800	361,048
#	Hayashikane Sangyo Co., Ltd.	166,000	270,461
	Heiwado Co., Ltd.	151,000	2,310,972
*	Hohsui Corp.	56,000	116,712
	Hokkaido Coca-Cola Bottling Co., Ltd.	80,000	532,250
#	Hokuto Corp.	80,600	1,476,214
	Inageya Co., Ltd.	126,000	1,112,493
#	Itochu Shokuh Co., Ltd.	30,800	1,205,756
	Itoham Foods, Inc.	539,000	2,225,609
	Izumiya Co., Ltd.	212,000	1,521,834
	Japan Carlit Co., Ltd.	46,000	359,526
#	J-Oil Mills, Inc.	402,000	1,802,374
	K.R.S. Corp.	25,500	365,166
#	Kagome Co., Ltd.	204,800	2,149,061
	Kameda Seika Co., Ltd.	48,000	440,691
*	Kanebo, Ltd.	104,200	338,892
	Kasumi Co., Ltd.	132,000	796,523
	Key Coffee, Inc.	56,400	773,280

14

	Kibun Food Chemifa Co., Ltd.	73,000	1,867,283
	Kinki Coca-Cola Bottling Co., Ltd.	159,000	1,623,984
	Kirindo Co., Ltd.	10,300	108,257
#	Kyodo Shiryo Co., Ltd.	188,000	313,908
#	Kyokuyo Co., Ltd.	241,000	562,617
#	Life Corp.	120,400	1,676,294
*	Mandom Corp.	62,800	1,609,838
	Marudai Food Co., Ltd.	333,000	867,125
#	Maruetsu, Inc.	313,000	1,450,216
#	Maruha Group, Inc.	768,000	2,038,197
	Maruya Co., Ltd.	14,000	111,552
	Maxvalu Tohok Co., Ltd.	18,200	153,476
	Meito Sangyo Co., Ltd.	58,400	960,200
	Mercian Corp.	348,000	903,973
	Mikuni Coca-Cola Bottling Co., Ltd.	137,000	1,285,938
	Milbon Co., Ltd.	23,600	825,559
	Ministop Co., Ltd.	69,400	1,330,396
#	Mitsui Sugar Co., Ltd.	333,850	1,280,373
#	Miyoshi Oil & Fat Co., Ltd.	178,000	438,102
#	Morinaga & Co., Ltd.	697,000	1,838,432
	Morishita Jinton Co., Ltd.	32,800	143,130
	Morozoff, Ltd., Osaka	50,000	128,845
	Myojo Foods Co., Ltd.	91,000	578,046
	Nagatanien Co., Ltd.	96,000	769,980
	Nakamuraya Co., Ltd.	152,000	566,944
	Nichiro Corp.	419,000	912,553
	Nihon Shokuh Kako Co., Ltd.	40,000	139,466
	Niitaka Co., Ltd.	7,260	77,981
#	Nippon Beet Sugar Manufacturing Co., Ltd.	363,000	853,153
#	Nippon Flour Mills Co., Ltd.	447,000	1,891,125
	Nippon Formula Feed Manufacturing Co., Ltd.	144,000	254,590
	Nippon Suisan Kaisha, Ltd.	529,000	1,936,253
	Nissin Sugar Manufacturing Co., Ltd.	102,000	247,284
	Nitto Flour Milling Co., Ltd.	54,000	167,636
#	Nosan Corp.	317,000	865,287
#	Oenon Holdings, Inc.	159,000	523,010
	Oie Sangyo Co., Ltd.	13,200	108,656
	Okuwa Co., Ltd.	101,000	1,337,417
	Olympic Corp.	48,200	511,917
	Oriental Yeast Co., Ltd.	77,000	507,789
	Pigeon Corp.	46,900	681,850
	Pokka Corp.	72,000	449,273
	Poplar Co., Ltd.	13,560	190,285
	Posful Corp.	47,600	245,225
*	Prima Meat Packers, Ltd.	533,000	756,022
	Q’Sai Co., Ltd.	81,600	787,036
	Riken Vitamin Co., Ltd.	56,200	1,471,201
	Rock Field Co., Ltd.	25,300	385,809
	S Foods, Inc.	77,500	670,585
	Sakata Seed Corp.	124,100	1,725,941
#	Seijo Corp.	27,200	750,236
	Shikoku Coca-Cola Bottling Co., Ltd.	55,700	804,369
	Shoei Foods Corp.	35,000	261,298
	Showa Sangyo Co., Ltd.	438,000	1,245,095
# *	Snow Brand Milk Products Co., Ltd.	550,000	2,114,200
	Snow Brand Seed Co., Ltd.	30,000	142,193
	Sonton Food Industry Co., Ltd.	43,000	444,044
#	Sotetsu Rosen Co., Ltd.	60,000	330,952
	Starzen Corp.	169,000	493,742
#	Sugi Pharmacy Co., Ltd.	63,700	2,096,080
#	T.Hasegawa Co., Ltd.	100,300	1,565,774
	The Nisshin Oillio Group, Ltd.	346,000	2,135,253
	Three F Co., Ltd.	12,200	113,454
*	Tobu Store Co., Ltd.	119,000	370,886
	Toho Co., Ltd.	58,000	434,966
	Tokyu Store Chain Corp.	175,000	815,511
	Torigoe Co., Ltd.	63,000	491,769
*	Toyo Sugar Refining Co., Ltd.	105,000	181,970
*	Tsuruha Co., Ltd.	46,400	1,502,739
	U.Store Co., Ltd.	63,600	573,722
#	Unicafe, Inc.	10,360	157,816
	Unimat Offisco Corp.	45,500	538,628
	Valor Co., Ltd.	51,000	1,669,494
	Wakodo Co., Ltd.	12,200	348,582
	Warabeya Nichiyo Co., Ltd.	34,760	537,651

15

	Yaizu Suisankagaku Industry Co., Ltd.	27,500	282,356
	Yaoko Co., Ltd.	46,100	949,294
	Yomeishu Seizo Co., Ltd.	82,000	835,423
	Yonekyu Corp.	58,000	672,782
#	Yukiguni Maitake Co., Ltd.	60,580	289,838
Total Consumer Staples
(Cost $93,200,764)			101,012,474

Financials — (7.6%)
	Aichi Bank, Ltd.	19,000	1,974,963
	Akita Bank, Ltd.	511,000	2,423,573
	Aomori Bank, Ltd.	458,000	1,821,462
# *	Azel Corp., Tokyo	89,000	187,566
	Bank of Okinawa, Ltd.	47,000	1,575,465
	Bank of Saga, Ltd.	441,000	1,677,227
	Bank of the Ryukyus, Ltd.	68,580	1,731,958
	Central Finance Co., Ltd.	221,000	1,012,679
*	Century Leasing System, Inc.	128,000	1,558,906
# *	Chiba Kogyo Bank, Ltd.	129,700	1,780,894
	Chukyo Bank, Ltd.	532,000	1,745,604
#	Cosmo Securities Co., Ltd.	1,099,000	2,279,616
	Credia Co., Ltd.	14,000	546,604
	Daibiru Corp.	260,000	1,921,911
	Daiko Clearing Services Corp.	25,000	206,813
	Daisan Bank, Ltd.	450,000	1,626,806
	Daiwa Kosho Lease Co., Ltd.	375,000	2,151,409
	Diamond City Co., Ltd.	17,050	559,190
	Ehime Bank, Ltd.	365,000	1,566,907
#	Eighteenth Bank, Ltd.	452,000	2,134,654
	Fukui Bank, Ltd.	576,000	2,325,474
#	Fukushima Bank, Ltd.	523,000	774,247
*	Generas Corp.	64,000	0
*	Gro-BeLS Co., Ltd.	84,000	172,147
	Hanshin Sogo Bank, Ltd.	876,000	2,017,111
	Higashi-Nippon Bank, Ltd.	452,000	1,877,919
#	Hokuetsu Bank, Ltd.	554,000	1,288,852
	Ichiyoshi Securities Co., Ltd.	111,000	1,125,440
	Jaccs Co., Ltd.	207,000	1,761,533
	Kagawa Bank, Ltd.	188,350	1,133,193
*	Kanto Tsukuba Bank, Ltd.	76,300	587,806
	Keihanshin Real Estate Co., Ltd.	93,000	581,220
	Kita-Nippon Bank, Ltd.	18,206	925,025
	Kiyo Bank, Ltd.	1,083,000	2,068,898
	Kobayashi Yoko Co., Ltd.	21,600	348,575
	Kosei Securities Co., Ltd.	173,000	371,063
*	Kyushu-Shinwa Holdings, Inc.	785,000	1,377,468
	Marusan Securities Co., Ltd.	184,000	1,286,151
	Meiwa Estate Co., Ltd.	52,900	655,257
	Michinoku Bank, Ltd.	387,000	1,882,939
	Mito Securities Co., Ltd.	181,000	811,603
	Mitsubishi Tokyo Financial Group, Inc.	1	9,185
	Miyazaki Bank, Ltd.	364,000	1,751,756
*	Momiji Holdings, Inc.	479	1,346,128
	Nagano Bank, Ltd.	200,000	682,471
#	Nisshin Fire & Marine Insurance Co., Ltd.	467,000	1,732,702
	Odakyu Real Estate Co., Ltd.	85,000	263,172
	Oita Bank, Ltd.	301,000	2,152,014
	Osaka Securities Finance Co., Ltd.	54,000	228,887
	Pocket Card Co., Ltd.	41,000	901,247
	Ricoh Leasing Co., Ltd.	77,400	1,997,888
	Sankei Building Co., Ltd.	159,000	979,909
#	Sanyo Electric Credit Co., Ltd.	83,700	1,815,704
	Shimizu Bank, Ltd.	23,200	1,180,267
	Shinki Co., Ltd.	158,100	1,596,397
	Shoei Co., Ltd.	31,680	522,071
	Shokusan Bank, Ltd.	98,000	326,071
#	Suruga Corp.	22,700	813,658
#	Tachihi Enterprise Co., Ltd.	32,750	1,275,482
	Takagi Securities Co., Ltd.	125,000	424,839
#	The Daito Bank, Ltd.	232,000	391,077
#	TOC Co., Ltd.	284,950	1,157,225
	Tochigi Bank, Ltd.	295,000	2,025,528
	Toho Bank, Ltd.	578,000	2,580,303
	Toho Real Estate Co., Ltd.	140,000	677,677
#	Tohoku Bank, Ltd.	155,000	396,413

16

	Tokai Tokyo Securities Co., Ltd.	740,250	2,424,341
	Tokushima Bank, Ltd.	186,200	1,853,835
	Tokyo Rakutenchi Co., Ltd.	147,000	576,175
#	Tokyo Theatres Co., Inc., Tokyo	164,000	473,652
#	Tokyo Tomin Bank, Ltd.	80,500	2,323,547
	Tokyu Community Corp.	31,700	624,225
#	Tokyu Livable Inc.	35,300	1,445,996
	Tomato Bank, Ltd.	251,000	617,501
	Tottori Bank, Ltd.	235,000	790,443
	Towa Bank, Ltd.	608,000	1,683,004
# *	Towa Real Estate Development Co., Ltd.	263,000	856,212
	Toyo Securities Co., Ltd.	214,000	830,464
	Yamagata Bank, Ltd.	456,000	2,421,808
	Yuraku Real Estate Co., Ltd.	131,000	696,619
Total Financials
(Cost $86,671,528)			98,702,021

Health Care — (3.2%)
	Aloka Co., Ltd.	63,000	488,142
	As One Corp.	44,580	952,966
	Create Medic Co., Ltd.	11,000	125,184
#	Eiken Chemical Co., Ltd.	54,000	628,648
#	Fujirebio, Inc.	101,500	2,344,249
	Fuso Pharmaceutical Industries, Ltd.	203,000	696,173
	Hitachi Medical Corp.	100,000	1,248,864
	Hogy Medical Co., Ltd.	41,900	2,251,225
	Iwaki & Co., Ltd.	38,000	129,887
	Japan Medical Dynamic Marketing, Inc.	38,300	394,800
#	Jeol, Ltd.	210,000	1,163,908
	JMS Co., Ltd.	69,000	251,184
#	Kaken Pharmaceutical Co., Ltd.	236,000	1,723,678
	Kawamoto Corp.	4,000	26,381
	Kawanishi Holdings, Ltd.	3,500	46,444
	Kawasumi Laboratories, Inc.	35,000	246,288
	Mochida Pharmaceutical Co., Ltd.	330,000	2,085,796
#	Nichii Gakkan Co.	66,900	1,754,913
	Nihon Kohden Corp.	119,000	2,005,184
	Nikken Chemicals Co., Ltd.	171,000	502,187
# *	Nippon Chemiphar Co., Ltd.	87,000	577,029
	Nippon Shinyaku Co., Ltd.	170,000	1,322,559
*	Nipro Corp.	171,000	2,573,305
	Nissui Pharmaceutical Co., Ltd.	34,000	228,411
	Paramount Bed Co., Ltd.	82,100	2,024,582
	Rion Co., Ltd.	5,000	29,256
	Rohto Pharmaceutical Co., Ltd.	126,000	2,101,824
*	Seikagaku Corp.	137,500	1,514,758
	Sogo Medical Co., Ltd.	13,400	263,409
	SS Pharmaceutical Co., Ltd., Tokyo	318,000	2,533,081
	Teikoku Hormone Manufacturing Co., Ltd.	55,000	539,886
	Topcon Corp.	120,000	2,779,737
	Torii Pharmaceutical Co., Ltd.	69,900	1,511,546
*	Towa Pharmaceutical Co., Ltd.	37,700	816,115
# *	Toyama Chemicals Co., Ltd.	431,000	1,747,491
	Vital-Net, Inc.	98,800	668,098
	Wakamoto Pharmaceutical Co., Ltd.	77,000	271,914
#	Zeria Pharmacetical Co., Ltd.	116,000	1,153,636
Total Health Care
(Cost $35,617,647)			41,722,738

Energy — (1.2%)
	AOC Holdings, Inc.	160,200	3,017,590
# *	Fuji Kosan Co., Ltd.	178,000	368,289
	Itochu Enex Co., Ltd.	216,900	1,703,967
	Japan Oil Transportation Co., Ltd.	45,000	146,807
	Kanto Natural Gas Development Co., Ltd.	138,000	992,916
#	Kyoei Tanker Co., Ltd.	78,000	294,146
	Mitsuuroko Co., Ltd.	172,000	1,282,018
#	Modec, Inc.	85,900	2,152,816
	Nippon Gas Co., Ltd.	104,000	904,868
	Petrolub International Co., Ltd.	52,900	258,974
	Sala Corp.	84,000	438,635
	San-Ai Oil Co., Ltd.	191,000	919,027
#	Shinko Plantech Co., Ltd.	104,000	385,343
	Sinanen Co., Ltd.	181,000	1,037,400
#	Toa Oil Co., Ltd.	181,000	490,314

17

# *	Toyo Kanetsu KK	261,000	461,617
	Total Energy
	(Cost $12,579,884)		14,854,727

	Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	127,000	402,671
	Hokuriku Gas Co., Ltd.	64,000	186,455
	Okinawa Electric Power Co., Ltd.	41,310	2,071,483
	Saibu Gas Co., Ltd.	843,000	1,860,044
	Shizuokagas Co., Ltd.	178,000	1,076,203
	Tokai Corp.	174,000	777,749
	Total Utilities
	(Cost $5,285,378)		6,374,605

	Telecommunication Services — (0.1%)
	JSAT Corp.	820	1,887,000
	(Cost $1,910,245)

	Other — (0.0%)
*	Akai Electric Co., Ltd.	363,000	3,279
*	Fujii & Co., Ltd.	44,000	397
*	Gajoen Kanko KK	37,000	0
*	GKN D1 Tochigi Holdings Shares	51	153,428
*	Kakuei (L.) Corp.	100,000	903
*	Maruishi Holdings Co., Ltd.	214,000	1,933
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,075
*	Takarabune Corp.	26,000	235
	Total Other
	(Cost $2,265,327)		161,250

	TOTAL COMMON STOCKS
	(Cost $913,516,133)		1,005,307,608

INVESTMENT IN CURRENCY — (0.0%)
* Japanese Yen
(Cost $350,872)		352,758

RIGHTS/WARRANTS — (0.0%)
* Kanematsu Corp. Warrants 03/31/06	20,125	0
* Nittyu Co., Ltd. Series B Rights 09/30/05	250	40,947
TOTAL RIGHTS/WARRANTS
(Cost $0)		40,947

TOTAL — JAPAN
(Cost $913,867,005)		1,005,701,313

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS —(22.4%)
Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities USA 3.54% & 3.55% respectively, 09/01/05 (Collateralized by $465,820,299 U.S. STRIPS, rates ranging from 0% to 8.875%, maturities ranging from 11/15/06 to 11/15/28 & U.S. TIPS 2.00%, 07/15/14, valued at $286,301,488) to be repurchased at $280,715,266 (Cost $280,687,595)	$280,688	280,687,595

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $9,077,000 FNMA Note 2.95%, 11/14/07, valued at $9,133,731) to be repurchased at $8,998,845 (Cost $8,998,000)	8,998	8,998,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $289,685,595)		289,685,595

TOTAL INVESTMENTS — (100.0%)
(Cost $1,203,552,600)††		$1,295,386,908

†	Securities have been fair valued. See Security Valuation Note.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $1,206,821,538.

18

THE PACIFIC RIM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
AUSTRALIA — (42.8%)
COMMON STOCKS — (42.3%)
	A.I., Ltd.	129,195	$19,659
	A.P. Eagers, Ltd.	27,393	163,909
	AAV, Ltd.	192,653	192,244
#	ABB Grain, Ltd.	368,531	1,908,840
	ABC Learning Centres, Ltd.	722,808	3,557,078
*	Acclaim Exploration NL	435,905	9,275
*	Adacel Technologies, Ltd.	113,249	20,086
	ADCorp Australia, Ltd.	123,389	67,022
	Adelaide Bank, Ltd.	278,219	2,672,456
	Adelaide Brighton, Ltd.	1,430,948	2,257,985
	Adsteam Marine, Ltd.	715,909	1,000,588
	Adtrans Group, Ltd.	32,047	91,988
*	Agenix, Ltd.	267,186	64,786
*	AGT Biosciences, Ltd.	261,684	119,049
*	Ainsworth Game Technology, Ltd.	314,923	148,212
	AJ Lucas Group, Ltd.	85,235	73,567
#	Alesco Corp., Ltd.	182,571	1,090,300
*	Alkane Exploration, Ltd.	185,165	22,434
*	Allegiance Mining NL	301,699	34,325
*	Altium, Ltd.	162,100	25,024
	Amalgamated Holdings, Ltd.	320,951	1,089,650
	Amcom Telecommunications, Ltd.	596,711	81,260
*	Amity Oil NL	372,573	192,368
*	Amrad Corp., Ltd.	211,023	74,352
*	Anadis, Ltd.	136,900	36,196
*	Antaeus Energy, Ltd.	193,687	13,592
	Ansell, Ltd.	19,924	161,264
	ARB Corporation, Ltd.	151,288	336,649
# *	Arc Energy, Ltd.	459,772	688,145
	Ariadne Australia, Ltd.	277,334	77,355
#	Arrow Pharmaceuticals, Ltd.	787,475	1,427,372
	Aspen Group, Ltd.	20,909	3,244
*	Atlas Group Holding, Ltd.	163,536	155,570
*	Atlas Pacific, Ltd.	82,585	14,658
	AuIron Energy, Ltd.	419,081	859,308
	Ausdrill, Ltd.	178,089	102,228
	Ausmelt, Ltd.	36,118	8,313
	Auspine, Ltd.	115,651	301,412
*	Austal, Ltd.	444,288	640,583
# *	Austar United Communications, Ltd.	3,280,450	2,879,346
	Austereo Group, Ltd.	1,080,140	1,389,799
	Austin Group, Ltd.	70,265	39,259
	Australand Property Group	766,964	1,069,398
	Australian Agricultural Co., Ltd.	667,681	867,933
*	Australian Magnesium Corp., Ltd.	332,383	2,549
	Australian Pharmaceutical Industries, Ltd.	669,829	1,617,154
	Australian Pipeline Trust	726,465	2,085,472
# *	Australian Worldwide Exploration, Ltd.	929,537	1,616,206
	Auto Group, Ltd.	41,309	21,507
#	Autron Corporation, Ltd.	989,247	112,559
#	AV Jennings Homes, Ltd.	496,066	497,956
	Avatar Industries, Ltd.	195,019	153,510
*	Avexa, Ltd.	67,761	9,276
*	Ballarat Goldfields NL	1,987,767	372,090
#	Bank of Queensland, Ltd.	262,336	2,315,713
	Baxter Group, Ltd.	89,652	382,831
#	BayCorp Advantage, Ltd.	538,318	1,534,479
#	Beach Petroleum, Ltd.	1,951,255	1,233,263
	Beaconsfield Gold NL	89,078	24,230
	Bendigo Bank, Ltd.	358,878	2,949,556
# *	Bendigo Mining NL	651,655	506,117
*	Betcorp, Ltd.	273,622	50,541
*	Beyond International, Ltd.	61,256	16,177
*	Biota Holdings, Ltd.	265,336	146,898

1

	Blackmores, Ltd.	37,565	396,866
*	Blina Diamonds, Ltd.	13,703	2,971
*	Bolnisi Gold NL	724,156	428,308
#	Boom Logistics, Ltd.	297,180	624,737
*	Boulder Group NL	717,587	100,915
*	BQT Solutions, Ltd.	179,898	43,879
	Brazin, Ltd.	273,219	387,621
	Brickworks, Ltd.	24,266	212,145
	Bridgestone Australia, Ltd.	66,100	155,584
*	Broadcast Services Australia, Ltd.	337,438	68,482
*	Buka Mineral, Ltd.	210,323	49,854
	Cabcharge Austalia, Ltd.	296,963	1,288,068
	Campbell Brothers, Ltd.	111,270	844,893
	Candle Australia, Ltd.	110,334	207,156
*	Cape Range Wireless, Ltd.	3,581,304	81,421
# *	Capral Aluminium, Ltd.	276,367	310,167
*	Carpenter Pacific Resources, Ltd.	225,546	42,966
	CDS Technologies, Ltd.	61,294	97,414
	Cedar Woods Properties, Ltd.	77,414	163,564
*	Cellestis, Ltd.	220,327	476,886
	Cellnet Telecommunications Group, Ltd.	91,100	87,178
*	Centamin Egypt, Ltd.	996,437	228,951
#	Centennial Coal, Ltd.	728,106	2,943,620
	Central Equity, Ltd.	183,928	325,102
*	Charters Towers Gold Mines, Ltd.	727,142	74,620
*	Chemeq, Ltd.	166,742	145,707
	Chiquita Brands South Pacific, Ltd.	341,774	191,023
	Circadian Technologies, Ltd.	64,591	63,525
	Citect Corp., Ltd.	109,822	72,992
*	Climax Mining, Ltd.	870,299	73,424
# *	Clough, Ltd.	1,236,465	435,076
	Clover Corp., Ltd.	269,348	35,786
*	Cluff Resources Pacific NL	911,746	9,765
	CMI, Ltd.	81,810	92,145
*	CO2 Group, Ltd.	280,693	63,075
#	Coates Hire, Ltd.	578,239	2,071,074
*	Codan, Ltd.	141,104	168,660
#	Coffey International, Ltd.	167,427	411,850
	Collection House, Ltd.	224,054	259,444
#	Colorado Group, Ltd.	242,046	863,308
	Commander Communications, Ltd.	453,465	762,834
*	Compass Resources NL	45,000	52,078
#	Consolidated Minerals, Ltd.	589,015	1,842,638
*	Coplex Resources NL	231,400	15,714
	Corporate Express Australia, Ltd.	479,055	2,306,125
	Count Financial, Ltd.	552,306	625,562
	Coventry Group, Ltd.	88,950	403,036
*	CPI, Ltd.	68,585	27,950
#	Crane Group, Ltd.	152,617	1,243,326
	Croesus Mining NL	798,235	226,198
*	Cue Energy Resources, Ltd.	452,354	90,589
	Danks Holdings, Ltd.	10,425	78,477
#	DCA Group, Ltd.	509,294	1,514,415
#	Devine, Ltd.	289,972	157,759
*	Dioro Exploraration NL	297,142	12,664
*	Dominion Mining, Ltd.	192,017	51,320
	Downer Group, Ltd.	688,972	3,154,452
*	Dragon Mining NL	709,605	97,045
# *	E.R.G., Ltd.	1,647,173	256,383
*	Echelon Resources, Ltd.	7,950	1,860
*	Emporer Mines, Ltd.	324,668	71,451
	Energy Developments, Ltd.	383,265	1,315,987
*	Energy World Corp., Ltd.	325,630	9,618
#	Envestra, Ltd.	2,038,400	1,777,850
*	Environmental Solutions International, Ltd.	67,364	3,355
	Equigold NL	406,475	382,372
	Evans & Tate, Ltd.	164,154	27,212
	Excel Coal, Ltd.	168,010	1,022,191
*	Falcon Minerals, Ltd.	240,897	76,601
#	Fantastic Holdings, Ltd.	187,228	565,517
	FKP, Ltd.	496,338	1,540,044
#	Fleetwood Corp., Ltd.	115,978	559,555
#	Flight Centre, Ltd.	144,670	1,672,678
*	Forest Enterprises Australia, Ltd.	570,767	291,418
# *	Fortescue Metals Group, Ltd.	591,213	1,398,614

2

#	Funtastic, Ltd.	312,883	514,592
	Futuris Corp., Ltd.	1,832,464	2,773,590
	Gale Pacific, Ltd.	123,557	166,936
#	GasNet Australia Group	343,500	701,320
	Gazal Corp., Ltd.	104,542	241,721
*	Genetic Technologies, Ltd.	830,383	273,992
*	Geodynamics, Ltd.	212,778	270,331
*	Giants Reef Mining, Ltd.	1,400,196	26,413
	Globe International, Ltd.	882,836	226,831
*	Gold Aura, Ltd.	41,097	2,288
*	Goldstream Mining NL	151,648	41,404
	Gowing Bros., Ltd.	79,311	158,612
*	Gradipore, Ltd.	104,226	86,542
#	Graincorp, Ltd. Series A	89,738	812,395
	Grand Hotel Group	473,257	321,464
	GRD, Ltd.	494,134	776,107
#	Great Southern Plantations, Ltd.	803,957	1,698,171
	Green’s Foods, Ltd.	193,688	82,944
#	GUD Holdings, Ltd.	174,840	967,599
	Gunns, Ltd.	921,934	2,105,557
*	Gutnick Resources NL	17,866	937
#	GWA International, Ltd.	746,413	1,863,576
*	Gympie Gold, Ltd.	302,445	0
# *	Hardman Resources, Ltd.	1,706,925	3,065,382
	Harvey World Travel, Ltd.	87,638	99,340
#	Healthscope, Ltd.	454,550	1,933,067
*	Henry Walker Eltin Group, Ltd.	463,214	0
*	Herald Resources, Ltd.	69,910	36,826
	HGL, Ltd.	89,156	114,803
#	Hills Industries, Ltd.	447,650	1,675,898
	Home Building Society, Ltd.	27,907	209,412
*	Horizon Oil, Ltd.	752,832	86,008
#	Housewares International, Ltd.	307,812	373,103
	HPAL, Ltd.	274,861	359,741
# *	Hutchison Telecommunications (Australia), Ltd.	1,455,265	347,905
#	IBA Health, Ltd.	552,155	167,876
*	ICSGlobal, Ltd.	155,693	33,684
	IInet, Ltd.	293,557	732,487
*	Imdex, Ltd.	135,662	19,550
	Incitec Pivot, Ltd.	121,434	1,440,743
*	Independent Practioner Network, Ltd.	457,414	24,663
*	Indophil Resources NL	518,540	145,994
#	Infomedia, Ltd.	696,356	276,828
	Institute of Drug Technology Australia, Ltd.	82,205	119,681
	Integrated Group, Ltd.	145,820	215,579
#	Integrated Research, Ltd.	261,513	100,796
*	Integrated Tree Cropping, Ltd.	73,200	62,304
*	Integrated Tree Cropping, Ltd. Issue 05	18,300	15,603
*	Intellect Holdings, Ltd.	967,267	16,139
*	Intermoco, Ltd.	1,067,459	29,012
*	International All Sports, Ltd.	58,815	12,902
	Investor Group, Ltd.	197,909	724,960
	Invocare, Ltd.	240,393	770,862
	ION, Ltd.	419,349	0
#	IOOF Holdings, Ltd.	153,916	872,116
	Iress Market Technology, Ltd.	281,018	957,250
#	IWL, Ltd.	92,410	210,916
*	Ixla, Ltd.	89,921	1,561
#	JB Hi-Fi, Ltd.	281,832	716,842
	JDV, Ltd.	123,805	83,782
#	Jones (David), Ltd.	1,190,508	2,102,265
	Jubilee Mines NL	358,412	2,052,117
*	Just Group, Ltd.	605,300	984,151
	K&S Corp., Ltd.	140,818	380,426
*	Kagara Zinc, Ltd.	437,281	422,976
*	Keycorp, Ltd.	156,412	196,945
*	Kids Campus, Ltd.	69,303	35,616
*	Kimberley Diamond Co. NL	274,068	209,222
*	Kings Minerals NL	516,989	80,595
	Kingsgate Consolidated, Ltd.	214,672	494,952
	Kresta Holdings, Ltd.	231,002	39,012
*	Lakes Oil NL	2,260,738	37,469
	Lemarne Corp., Ltd.	20,790	38,400
*	Leyshon Resources, Ltd.	103,357	24,955
	Lighting Corp., Ltd.	180,200	87,040

3

*	Longreach Group, Ltd.	276,023	30,423
*	Lynas Corp., Ltd.	433,768	55,969
	MacArthur Coal, Ltd.	454,098	2,249,325
	MacMahon Holdings, Ltd.	804,171	315,524
*	Macmin Silver, Ltd.	343,722	27,752
*	Macquarie Corporate Telecommunications, Ltd.	350,192	30,713
	Magellan Petroleum Australia, Ltd.	32,760	35,753
*	Magnesium International, Ltd.	32,803	36,216
*	Maryborough Sugar Factory, Ltd.	600	3,153
*	Matrix Oil NL	557,000	18,493
	MaxiTRANS Industries, Ltd.	482,299	294,308
#	McGuigan Simeon Wines, Ltd.	296,961	999,692
	McPherson’s, Ltd.	141,730	370,297
*	Medica Holdings, Ltd.	31,587	15,367
	Melbourne IT, Ltd.	85,583	80,518
# *	Metabolic Pharmaceuticals, Ltd.	700,000	317,864
# *	Metal Storm, Ltd.	956,640	195,628
#	MFS, Ltd.	276,486	365,225
#	Miller’s Retail, Ltd.	566,259	358,786
	Minara Resources, Ltd.	1,229,086	1,682,506
	Mincor Resources NL	492,383	295,986
	Monadelphous Group, Ltd.	206,244	685,727
*	Mosaic Oil NL	756,146	129,182
*	Multiemedia, Ltd.	3,014,095	47,592
*	MXL, Ltd.	932,804	102,058
	MYOB, Ltd.	917,057	772,391
	Namoi Cotton Cooperative, Ltd.	168,872	90,741
	National Can Industries, Ltd.	97,017	107,915
*	New Hope Corp., Ltd.	915,653	932,731
*	Norwood Abbey, Ltd.	326,063	91,089
*	Novera Energy, Ltd.	62,826	63,064
*	Novogen, Ltd.	246,646	913,416
	Nufarm, Ltd.	287,774	2,268,395
*	Nylex, Ltd.	2,499,758	475,321
	Oakton, Ltd.	162,978	265,587
#	Oamps, Ltd.	370,861	847,579
*	Occupational & Medical Innovations, Ltd.	31,208	19,888
# *	Oceana Gold, Ltd.	944,000	372,487
*	Orbital Engine Corp., Ltd.	537,358	48,760
	OrotonGroup, Ltd.	76,854	133,196
# *	Oxiana, Ltd.	3,013,469	2,565,352
	Pacific Brands, Ltd.	1,277,600	2,678,053
	Pacific Group, Ltd.	320,974	573,297
*	Paladin Resources, Ltd.	1,082,721	1,437,868
*	Palm Springs, Ltd.	222,804	7,099
*	Pan Pacific Petroleum NL	327,800	34,761
*	Panbio, Ltd.	58,078	9,127
	Paperlinx, Ltd.	956,865	2,373,299
*	Payce Consolidated, Ltd.	29,670	55,969
	Penfold Buscombe, Ltd.	85,065	110,851
*	People Telecom, Ltd.	535,431	58,576
	Peptech, Ltd.	379,247	386,682
*	Perilya, Ltd.	386,030	223,086
*	Perseverance Corp., Ltd.	1,265,363	304,797
*	Petra Diamonds, Ltd.	65,193	78,706
# *	Petsec Energy, Ltd.	253,743	299,992
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	67,878
# *	PMP, Ltd.	761,276	767,398
*	Polartechnics, Ltd.	43,405	6,545
	Port Bouvard, Ltd.	108,200	124,724
*	Port Douglas Reef Resorts, Ltd.	251,655	4,747
*	PowerTel, Ltd. Series B	175,372	131,062
*	Prana Biotechnology, Ltd.	195,424	29,145
*	Precious Metals Australia, Ltd.	12,727	8,386
*	Preston Resources NL	64,000	721
	Primary Health Care, Ltd.	323,242	2,567,522
	Prime Television, Ltd.	294,381	731,292
*	Primelife Corp., Ltd.	215,916	162,660
*	Progen Industries, Ltd.	83,761	152,104
	Programmed Maintenance Service, Ltd.	167,811	406,694
# *	Psivida, Ltd.	467,864	306,527
	Queensland Cotton Holdings, Ltd.	64,879	190,963
	Ramsay Health Care, Ltd.	420,421	2,895,618
	Raptis Group, Ltd.	12,000	5,885

4

	Rebel Sport, Ltd.	173,512	277,951
	Redfire Resources NL	859,797	186,804
# *	Redflex Holdings, Ltd.	230,706	521,799
	Reece Australia, Ltd.	251,463	2,452,168
*	Reinsurance Australia Corp., Ltd.	399,993	121,108
# *	Repco Corp., Ltd.	501,315	1,134,075
	Repcol, Ltd.	308,668	148,958
*	Resolute Mining, Ltd.	566,917	372,165
*	Resonance Health, Ltd.	29,264	3,312
	Ridley Corp., Ltd.	670,822	713,729
	Roberts, Ltd.	105,344	206,755
*	Roc Oil Co., Ltd.	438,259	817,485
	Rock Building Society, Ltd.	25,092	87,935
	Ross Human Directions, Ltd.	124,630	68,833
	Rural Press, Ltd.	56,059	486,184
	S8, Ltd.	183,078	262,518
*	SAI Global, Ltd.	255,259	525,774
*	Sally Malay Mining, Ltd.	402,323	244,841
#	Salmat, Ltd.	302,282	1,067,744
	Schaffer Corp., Ltd.	33,766	159,246
	SDI, Ltd.	236,993	159,819
*	Sedimentary Holdings, Ltd.	577,321	96,600
	Select Harvests, Ltd.	106,523	1,015,210
	Senetas Corp., Ltd.	1,147,163	288,150
	Servcorp, Ltd.	187,972	493,471
#	Seven Network, Ltd.	354,582	2,179,954
	SFE Corp., Ltd.	334,655	2,936,084
#	Sigma Co., Ltd.	375,345	3,129,726
*	Silex System, Ltd.	287,621	240,462
#	Sims Group, Ltd.	150,718	2,006,234
*	Sino Gold, Ltd.	276,623	383,928
*	Sirtex Medical, Ltd.	96,109	135,677
#	Skilled Engineering, Ltd.	207,124	493,208
#	Smorgon Steel Group, Ltd.	2,267,594	2,530,615
	SMS Management & Technology, Ltd.	132,991	206,103
*	Sons of Gwalia, Ltd.	253,252	0
#	Southern Cross Broadcasting (Australia), Ltd.	149,035	1,597,530
*	Southern Pacific Petroleum NL	698,740	0
	SP Telecommunications, Ltd.	890,947	1,134,374
#	Spotless Group, Ltd.	527,370	2,053,983
*	St. Barbara Mines, Ltd.	735,500	100,866
	Star Games, Ltd.	219,830	217,964
*	Starpharma Holdings, Ltd.	258,219	90,496
	Straits Resources, Ltd.	312,715	535,227
*	Strategic Minerals Corp. NL	358,100	51,231
*	Strathfield Group, Ltd.	492,553	16,401
*	Striker Resources NL	435,484	9,495
#	STW Communications Group, Ltd.	462,047	1,115,760
#	Sunland Group, Ltd.	625,550	847,766
	Sydney Aquarium, Ltd.	49,135	212,522
# *	Sydney Gas, Ltd.	661,636	255,933
	Symex Holdings, Ltd.	203,321	236,895
*	Taipan Resources NL	2,475,883	110,380
*	Tandou, Ltd.	3,410	3,811
*	Tap Oil, Ltd.	407,790	917,724
	Technology One, Ltd.	705,539	312,055
	Tectonic Resources NL	259,183	31,504
*	Television & Media Services, Ltd.	2,000,584	58,796
	Thakral Holdings Group	1,569,889	917,213
	Ticor, Ltd.	630,193	880,753
#	Timbercorp, Ltd.	638,247	1,051,691
*	Titan Resources, Ltd.	595,172	22,454
*	Tooth & Co., Ltd.	153,000	10,506
	Transfield Services, Ltd.	405,908	2,615,166
	Triako Resources, Ltd.	31,217	22,442
	Troy Resources NL	96,896	190,976
	Trust Company of Australia, Ltd.	75,179	540,559
#	United Group, Ltd.	280,488	2,379,961
*	Unitract, Ltd.	147,406	51,342
*	Universal Resources, Ltd.	109,414	13,269
*	Unwired Group, Ltd.	160,000	69,519
	UXC, Ltd.	297,944	202,754
	VeCommerce, Ltd.	13,680	19,682
*	Ventracor, Ltd.	502,158	491,342
*	Victoria Petroleum NL	2,180,492	48,067

5

#	Villa World, Ltd.	229,021	262,962
*	Village Life, Ltd.	203,651	61,466
*	Village Roadshow, Ltd.	591,536	1,300,160
*	Virotec International NL	477,775	313,395
	Vision Systems, Ltd.	426,575	386,758
*	Voicenet (Australia), Ltd.	495,284	7,543
	Volante Group, Ltd.	273,599	293,014
	Waterco, Ltd.	33,300	91,307
	Watpac, Ltd.	142,703	149,940
#	Wattyl, Ltd.	225,230	475,765
*	Webster, Ltd.	119,092	64,979
*	Wedgetail Exploration NL	1,413,422	42,037
*	Western Areas NL	299,836	484,501
	Wide Bay Capricorn Building Society, Ltd.	47,718	295,380
	Worley Group, Ltd.	398,370	2,884,775
*	Yates, Ltd.	60,281	3,472
TOTAL COMMON STOCKS
(Cost $169,785,791)			205,898,844

INVESTMENT IN CURRENCY — (0.4%)
*	Australian Dollar		1,731,233
(Cost $1,717,104)

PREFERRED STOCKS — (0.1%)
*	Village Roadshow, Ltd. 2% Class A	290,423	529,282
(Cost $447,285)

RIGHTS/WARRANTS — (0.0%)
*	Beach Petroleum, Ltd. Warrants 06/30/06	480,019	101,416
*	Boulder Steel, Ltd. Options 11/30/05	71,759	1,083
*	Coates Hire, Ltd. Rights 09/15/05	96,373	14,180
*	Equigold NL Options 05/31/07	87,868	13,923
TOTAL RIGHTS/WARRANTS
(Cost $2,187)			130,602

TOTAL — AUSTRALIA
(Cost $171,952,367)			208,289,961

HONG KONG — (20.8%)
COMMON STOCKS — (20.5%)
*	139 Holdings, Ltd.	620,000	9,455
	ABC Communications (Holdings), Ltd.	930,000	76,744
	Aeon Credit Service (Asia) Co., Ltd.	740,000	559,926
	ALCO Holdings, Ltd.	740,000	294,489
	Allan International Holdings, Ltd.	592,000	80,214
	Allied Group, Ltd.	559,200	752,248
	Allied Properties, Ltd.	802,600	488,681
*	Anex International Holdings, Ltd.	152,000	1,419
*	Applied International Holdings, Ltd.	1,243,000	48,586
*	APT Satellite Holdings, Ltd.	599,000	94,653
	Artel Solutions Group Holdings, Ltd.	2,315,000	37,533
	Arts Optical International Holdings, Ltd.	468,000	150,729
	Asia Aluminum Holdings, Ltd.	4,742,000	477,770
*	Asia Commercial Holdings, Ltd.	72,800	4,670
	Asia Financial Holdings, Ltd.	1,976,908	524,204
*	Asia Logistics Technologies, Ltd.	22,140	3,209
	Asia Satellite Telecommunications Holdings, Ltd.	404,500	775,818
	Asia Standard International Group, Ltd.	6,780,000	333,915
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	19,742
	Associated International Hotels, Ltd.	898,000	811,616
	Automated Systems Holdings, Ltd.	340,000	84,472
*	B.A.L. Holdings, Ltd.	406	16
	Baltrans Holdings, Ltd.	376,000	142,193
*	Beijing Development (Hong Kong), Ltd.	166,000	17,088
	Bossini International Holdings, Ltd.	2,493,500	495,959
	Bright International Group, Ltd.	710,000	61,319
#	Cafe de Coral Holdings, Ltd.	926,000	1,037,951
*	Capital Prosper, Ltd.	480,000	6,979
	Capital Strategic Investment, Ltd.	30,500	5,191
	Cash Financial Services Group, Ltd.	27,018	978
*	Casil Telecommunications Holdings, Ltd.	1,420,000	74,988
*	Catic International Holdings, Ltd.	5,332,000	71,144

6

	CCT Telecom Holdings, Ltd.	472,970	59,105
	CEC International Holdings, Ltd.	210,000	4,306
*	Celestial Asia Securities Holdings, Ltd.	426,036	14,330
*	Central China Enterprises, Ltd.	210,400	21,184
#	Champion Technology Holdings, Ltd.	1,379,390	219,249
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	1,501,498
	Chen Hsong Holdings, Ltd.	1,210,000	639,207
	Cheuk Nang (Holdings), Ltd.	113,344	64,991
*	Cheung Tai Hong Holdings, Ltd.	100,920	5,117
#	Chevalier International Holdings, Ltd.	441,482	470,310
	Chevalier Itech Holdings, Ltd.	355,250	73,262
*	China Aerospace International Holdings, Ltd.	3,384,000	159,668
*	China Bio-medical Group, Ltd.	415,000	8,010
*	China Digicontent Co., Ltd.	2,710,000	3,487
*	China Electronics Corp. Holdings Co., Ltd.	468,250	67,292
	China Everbright International, Ltd.	3,945,000	219,494
*	China Everbright Technology, Ltd.	3,244,000	113,130
*	China Gas Holdings, Ltd.	3,970,000	672,468
	China Hong-Kong Photo Products Holdings, Ltd.	1,909,000	230,954
*	China Insurance International Holdings Co., Ltd.	2,196,000	743,644
*	China Investments Holdings, Ltd.	210,000	4,540
*	China Merchants Dichain (Asia), Ltd.	7,160,000	59,255
*	China Motion Telecom International, Ltd.	257,000	5,262
	China Motor Bus Co., Ltd.	74,000	610,287
*	China Nan Feng Group, Ltd.	28,800	300
#	China National Aviation Co., Ltd.	4,598,000	1,044,899
	China Online (Bermuda), Ltd.	296,240	48,347
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	1,802,000	283,920
	China Rare Earth Holdings, Ltd.	1,180,000	124,820
	China Resources Land, Ltd.	2,658,000	667,571
	China Resources Logic, Ltd.	3,796,000	428,319
*	China Rich Holdings, Ltd.	676,000	10,438
*	China Sci-Tech Holdings, Ltd.	278,600	5,796
*	China Star Entertainment, Ltd.	440,292	15,453
*	China Strategic Holdings, Ltd.	1,368,500	145,900
	Chinney Investments, Ltd.	1,144,000	112,374
	Chitaly Holdings, Ltd.	214,000	130,894
#	Chow Sang Sang Holdings International, Ltd.	865,680	477,866
	Chuangs China Investments, Ltd.	1,347,000	71,861
	Chuang’s Consortium International, Ltd.	1,858,884	159,684
	Chun Wo Holdings, Ltd.	1,671,917	180,021
	Chung Tai Printing Holdings, Ltd.	548,000	84,720
*	CITIC 21CN Co., Ltd.	5,312,000	989,817
*	CITIC Resources Holdings, Ltd.	5,864,000	771,591
	City e Solutions, Ltd.	186,000	22,209
*	City Telecom (H.K.), Ltd.	1,070,000	113,573
# *	Clear Media, Ltd.	595,000	544,259
*	Climax International Co., Ltd.	296,000	1,040
	CNPC (Hong Kong), Ltd.	6,430,000	1,437,025
*	CNT Group, Ltd.	3,078,000	51,447
*	Coastal Greenland, Ltd.	2,440,000	82,055
	COFCO International, Ltd.	2,826,000	1,213,641
*	Compass Pacific Holdings, Ltd.	624,000	14,807
*	Computer & Technologies Holdings, Ltd.	432,000	45,850
	Continental Holdings, Ltd.	98,825	11,765
	Continental Mariner Investment Co., Ltd.	1,328,000	203,692
	COSCO International Holdings, Ltd.	2,573,600	376,553
	Coslight Technology International Group, Ltd.	626,000	121,866
	Cosmos Machinery Enterprises, Ltd.	1,126,400	53,082
*	Crocodile Garments, Ltd.	1,539,000	104,036
	Cross Harbour Tunnel Co., Ltd.	386,520	338,895
*	Culturecom Holdings, Ltd.	3,767,000	99,307
*	Dah Hwa International Holdings, Ltd.	1,062,000	55,354
*	Dan Form Holdings Co., Ltd.	2,386,600	118,728
*	Daqing Petroleum & Chemical Group, Ltd.	1,375,000	77,292
	Dickson Concepts International, Ltd.	548,130	942,214
	Digital China Holdings, Ltd.	1,416,000	420,280
*	DVN Holdings, Ltd.	744,490	165,744
*	Dynamic Global Holdings, Ltd.	3,522,000	19,034
	Dynamic Holdings, Ltd.	244,000	38,513
	Easyknit International Holdings, Ltd.	282,860	7,576
*	Eforce Holdings, Ltd.	2,620,000	6,779
	Egana Jewelry & Pearls, Ltd.	331,789	57,493
#	Eganagoldfeil Holdings, Ltd.	2,017,235	510,729
*	Emperor Entertainment Hotel, Ltd.	1,320,000	426,298

7

	Emperor International Holdings, Ltd.	1,530,360	379,422
*	e-New Media Co., Ltd.	320,000	10,764
*	eSun Holdings, Ltd.	653,600	156,182
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	84,098
	Ezcom Holdings, Ltd.	72,576	448
	Fairwood Holdings, Ltd.	42,600	23,625
#	Far East Consortium International, Ltd.	2,519,680	1,094,944
*	Far East Hotels & Entertainment, Ltd.	1,853,000	127,556
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,139
	First Natural Foods Holdings, Ltd.	295,000	17,183
	First Sign International Holdings, Ltd.	1,424,000	49,960
	Fong’s Industries Co., Ltd.	664,000	518,359
*	Forefront International Holdings, Ltd.	658,000	48,260
*	Fortuna International Holdings, Ltd.	9,344,000	15,511
*	Foundation Group, Ltd.	83,800	1,637
*	Founder Holdings, Ltd.	1,854,000	104,179
	Fountain Set Holdings, Ltd.	1,394,000	698,101
	Four Seas Frozen Food Holdings, Ltd.	347,184	45,339
	Four Seas Mercantile Holdings, Ltd.	592,000	199,958
*	Fujian Holdings, Ltd.	237,800	6,150
	Fujikon Industrial Holdings, Ltd.	532,000	82,256
*	Fushan Holdings, Ltd.	2,566,000	155,573
*	GeoMaxima Energy Holdings, Ltd.	5,810,000	41,119
	Giordano International, Ltd.	1,866,000	1,252,272
*	Global China Group Holdings, Ltd.	3,022,000	142,499
	Global Green Tech Group, Ltd.	1,336,000	134,521
*	Global Tech (Holdings), Ltd.	5,612,000	36,106
	Glorious Sun Enterprises, Ltd.	1,650,000	707,768
	Gold Peak Industries (Holdings), Ltd.	1,059,250	194,239
*	Goldbond Group Holdings, Ltd.	2,609,500	40,509
	Golden Meditech Company, Ltd.	1,473,802	235,624
	Golden Resources Development International, Ltd.	1,456,500	61,928
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,438,000	210,011
*	Golik Holdings, Ltd.	930,500	28,873
	Good Fellow Group, Ltd.	3,488,000	56,571
*	Gorient Holdings, Ltd.	7,370	21
	Grande Holdings, Ltd.	502,000	452,018
*	Great Wall Cybertech, Ltd.	15,795,170	20,324
	Group Sense (International), Ltd.	2,062,000	130,960
#	Guangdong Brewery Holdings, Ltd.	2,212,000	798,305
*	Guangnan Holdings, Ltd.	14,216,000	187,419
	Guangzhou Investment Co., Ltd.	10,750,000	1,044,058
*	Guo Xin Group, Ltd.	3,640,000	15,640
	Guorun Holdings, Ltd.	3,570,000	211,818
	GZI Transport, Ltd.	1,820,000	681,201
	Hang Fung Gold Technology, Ltd.	1,016,000	162,911
	Hang Ten Group Holdings, Ltd.	705,850	104,148
	Hanny Holdings, Ltd.	186,658	85,391
*	Hansom Eastern (Holdings), Ltd.	173,661	15,748
	Harbour Centre Development, Ltd.	517,000	881,722
	Harbour Ring International Holdings, Ltd.	9,910,000	1,048,614
*	Hen Fung Holdings, Ltd.	1,914,000	39,259
	Heng Tai Consumables Group, Ltd.	530,000	98,581
#	Hengan International Group Co., Ltd.	1,800,000	1,485,391
	High Fashion International, Ltd.	268,000	58,677
#	HKR International, Ltd.	1,884,860	1,261,426
	Hon Kwok Land Investment Co., Ltd	572,535	143,699
	Hong Kong Catering Management, Ltd.	512,000	101,779
*	Hong Kong Construction Holdings, Ltd.	970,000	77,723
	Hong Kong Ferry (Holdings) Co., Ltd.	671,300	823,577
*	Hong Kong Parkview Group, Ltd.	1,130,000	53,798
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,781
	Hongkong Chinese, Ltd.	2,126,000	277,303
*	Hop Hing Holdings, Ltd.	660,265	21,240
	Hopson Development Holdings, Ltd.	1,454,000	1,162,496
	Hsin Chong Construction Group, Ltd.	1,569,658	90,461
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	208,000	21,942
*	Huabao International Holdings, Ltd.	19,300	3,496
	Huafeng Textile International Group, Ltd.	248,000	13,743
*	Hualing Holdings, Ltd.	3,360,000	43,195
	Hung Hing Printing Group, Ltd.	846,122	540,674
*	Hutchison Telecommunications International, Ltd.	747,238	897,839
*	Hycomm Wireless, Ltd.	4,709,000	45,709
	I-Cable Communications, Ltd.	3,012,000	903,540

8

*	I-China Holdings, Ltd.	375,756	9,068
	IDT International, Ltd.	4,028,486	446,500
*	Imagi International Holdings, Ltd.	137,400	26,176
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	40,586
*	Interchina Holdings Co., Ltd.	8,130,000	50,411
	International Bank of Asia, Ltd.	1,292,000	459,380
*	Inworld Group, Ltd.	3,054	4
	ITC Corp., Ltd.	466,157	31,508
	JCG Holdings, Ltd.	1,128,000	1,166,257
	Jinhui Holdings Co., Ltd.	576,000	192,049
	Joyce Boutique Holdings, Ltd.	1,530,000	120,921
*	Junefield Department Store Group, Ltd.	256,000	2,965
#	K Wah International Holdings, Ltd.	3,926,364	1,458,239
	K. Wah Construction Materials, Ltd.	2,455,075	1,901,583
*	Kader Holdings Co., Ltd.	545,600	16,463
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	44,089
	Karrie International Holdings, Ltd.	488,000	200,010
	Keck Seng Investments (Hong Kong), Ltd.	858,600	240,806
	Kee-Shing Holdings Co., Ltd.	886,000	97,427
	Kin Yat Holdings, Ltd.	586,000	47,044
	King Fook Holdings, Ltd.	1,000,000	62,071
*	King Pacific International Holdings, Ltd.	1,404,200	22,043
	Kingdee International Software Group Co., Ltd.	638,000	127,797
	Kingmaker Footwear Holdings, Ltd.	1,058,750	231,968
*	Kong Sun Holdings, Ltd.	2,198,000	7,071
	Kowloon Development Co., Ltd.	957,000	1,038,043
*	KPI Co., Ltd.	396,000	7,938
	KTP Holdings, Ltd.	560,400	36,982
	Kwoon Chung Bus Holdings, Ltd.	556,000	100,693
*	Lai Sun Development Co., Ltd.	13,792,000	237,056
*	Lai Sun Garment (International), Ltd.	2,325,000	135,898
	Lam Soon (Hong Kong), Ltd.	302,310	104,295
	Le Saunda Holdings, Ltd.	236,000	32,065
*	Leadership Publishing Group, Ltd.	250,511	483
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,972
	Lee & Man Holdings, Ltd.	566,000	73,574
	Lerado Group (Holding) Co., Ltd.	1,048,000	90,540
*	LifeTec Group, Ltd.	1,383,000	18,327
	Lippo, Ltd.	1,074,760	259,199
	Liu Chong Hing Bank, Ltd.	605,000	936,689
	Liu Chong Hing Investment, Ltd.	635,200	640,642
	Luk Fook Holdings (International), Ltd.	690,000	178,234
	Luks Industrial Group, Ltd.	645,555	92,103
	Lung Kee (Bermuda) Holdings, Ltd.	1,071,875	795,200
*	MACRO-LINK International Holdings, Ltd.	1,036,250	22,360
*	Mae Holdings, Ltd.	111,000	1,325
	Magnificent Estates, Ltd.	8,368,000	180,930
*	Magnum International Holdings, Ltd.	300,000	3,243
	Mainland Headwear Holdings, Ltd.	410,000	117,697
*	Mansion House Group, Ltd.	1,820,000	21,910
	Matrix Holdings, Ltd.	402,000	127,063
	Matsunichi Communications Holdings, Ltd.	388,000	65,332
*	Mei Ah Entertainment Group, Ltd.	1,142,000	43,555
	Melbourne Enterprises, Ltd.	45,500	191,288
	Midas International Holdings, Ltd.	774,000	54,898
#	Midland Realty (Holding), Ltd.	1,352,000	790,449
*	Millennium Group, Ltd.	4,176,000	11,862
*	Min Xin Holdings, Ltd.	753,200	151,868
	Miramar Hotel & Investment Co., Ltd.	607,000	974,253
*	Morning Star Resources, Ltd.	1,845,000	13,967
#	Moulin International Holdings, Ltd.	699,274	454,387
	Multi-Asia International Holdings, Ltd.	460,920	38,594
	Nanyang Holdings, Ltd.	137,500	164,500
	National Electronics Holdings, Ltd.	2,156,000	65,283
	Natural Beauty Bio-Technology, Ltd.	1,610,000	126,318
	New Island Printing Holdings, Ltd.	176,000	14,720
*	New World China Land, Ltd.	1,807,600	577,879
*	New World Cyberbase, Ltd.	72,628	2,679
*	New World TMT, Ltd.	1,380,600	80,389
	Newocean Green Energy Holdings, Ltd.	393,120	28,391
*	Next Media, Ltd.	2,094,000	947,396
#	Ngai Lik Industrial Holdings, Ltd.	1,556,000	227,507
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	11,538
# *	Onfem Holdings, Ltd.	1,266,000	74,608
	Orient Power Holdings, Ltd.	804,000	27,470

9

*	Oriental Metals, Ltd.	711,780	238,689
	Oriental Press Group, Ltd.	3,654,000	862,253
	Oriental Watch Holdings, Ltd.	398,000	79,616
	Pacific Andes International Holdings, Ltd.	1,172,000	213,465
	Pacific Century Insurance Holdings, Ltd.	1,272,000	510,442
#	Pacific Century Premium Developments, Ltd.	3,385,000	1,033,100
*	Pacific Plywood Holdings, Ltd.	4,430,000	16,699
#	Paul Y. ITC Construction Holdings, Ltd.	2,309,062	412,273
	Peace Mark Holdings, Ltd.	1,138,022	298,186
	Pegasus International Holdings, Ltd.	226,000	30,308
	Perfectech International Holdings, Ltd.	571,450	42,632
	Pico Far East Holdings, Ltd.	1,190,000	275,387
	Playmates Holdings, Ltd.	2,619,000	424,178
	Pokfulam Development Co., Ltd.	234,000	95,119
*	Pokphand (C.P.) Co., Ltd.	3,300,000	194,715
*	Poly Investments Holdings, Ltd.	2,670,000	33,501
	Prime Success International Group, Ltd.	2,736,000	1,007,176
#	Proview International Holdings, Ltd.	944,000	77,991
# *	QPL International Holdings, Ltd.	1,191,000	135,887
	Quality Healthcare Asia, Ltd.	133,800	34,327
	Raymond Industrial, Ltd.	605,400	189,376
#	Regal Hotels International Holdings, Ltd.	14,410,000	1,423,175
*	Rexcapital International Holdings, Ltd.	1,272,905	22,111
*	Riche Multi-Media Holdings, Ltd.	7,060,000	332,331
*	Rivera Holdings, Ltd.	3,620,000	105,039
*	Riverhill Holdings, Ltd.	4,072	57
	Road King Infrastructure, Ltd.	686,000	530,877
	Roadshow Holdings, Ltd.	1,456,000	159,971
	S.A.S.Dragon Holdings, Ltd.	1,696,000	175,253
#	SA SA International Holdings, Ltd.	1,872,000	875,664
	Safety Godown Co., Ltd.	408,000	186,108
	Saint Honore Holdings, Ltd.	128,000	41,638
	San Miguel Brewery Hong Kong, Ltd.	612,800	142,725
	SCMP Group, Ltd.	2,530,000	1,026,688
	Sea Holdings, Ltd.	832,000	313,714
*	Seapower Resources International, Ltd.	6,651,680	122,059
	SEEC Media Group, Ltd.	2,550,000	99,032
*	Shanghai Allied Cement, Ltd.	1,152,080	35,427
*	Shanghai Century Holdings, Ltd.	7,142,000	132,852
*	Shanghai Land Holdings, Ltd.	1,464,000	0
*	Shanghai Ming Yuan Holdings, Ltd.	4,100,000	434,314
#	Shanghai Real Estates, Ltd.	2,234,000	305,709
	Shaw Brothers Hong Kong, Ltd.	134,000	169,571
	Shell Electric Manufacturing (Holdings) Co., Ltd.	782,172	154,346
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	76,680
	Shenzhen International Holdings, Ltd.	18,225,000	624,420
	Shougang Concord Century Holdings, Ltd.	1,676,000	123,049
*	Shougang Concord Grand (Group), Ltd.	1,701,000	138,907
*	Shougang Concord International Enterprises Co., Ltd.	6,380,000	505,474
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	114,831
	Shui On Construction & Materials, Ltd.	468,000	531,843
*	Shun Ho Resources Holdings, Ltd.	483,000	38,157
	Shun Ho Technology Holdings, Ltd.	1,037,452	88,578
	Silver Grant International Industries, Ltd.	2,855,000	875,928
*	Sincere Co., Ltd.	505,500	28,620
#	Singamas Container Holdings, Ltd.	998,000	643,026
	Sino Golf Holdings, Ltd.	438,000	34,248
*	Sinocan Holdings, Ltd.	350,000	1,756
*	Sinochem Hong Kong Holdings, Ltd.	1,148,800	223,082
*	Sino-I.com, Ltd.	23,783,158	392,007
	Sinolink Worldwide Holdings, Ltd.	3,933,600	721,781
	Sinopec Kantons Holdings, Ltd.	1,638,000	245,517
*	Skynet (International Group) Holdings, Ltd.	976	87
	SNP Leefung Holdings, Ltd.	180,000	27,832
*	Softbank Investment International (Strategic), Ltd.	7,398,000	58,392
*	Solartech International Holdings, Ltd.	49,600	1,689
	South China Brokerage Co., Ltd.	4,872,000	43,922
	South China Industries, Ltd.	1,124,000	78,099
*	South Sea Holdings Co., Ltd.	65,022,743	312,274
	Southeast Asia Properties & Finance, Ltd.	263,538	33,910
	Starlight International Holdings, Ltd.	1,311,292	97,908
	Starlite Holdings, Ltd.	694,000	69,001
	Stelux Holdings International, Ltd.	1,307,702	149,882
	Styland Holdings, Ltd.	101,808	327
	Sun Hing Vision Group Holdings, Ltd.	358,000	99,145

10

	Sun Hung Kai & Co., Ltd.	2,048,600	580,175
*	Sun Innovation Holdings, Ltd.	1,420,360	10,819
*	Sun Media Group Holdings, Ltd.	9,814,000	12,700
	Sunway International Holdings, Ltd.	866,000	28,979
*	Suwa International Holdings, Ltd.	1,062,000	31,686
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	85,013
	Symphony Holdings, Ltd.	1,473,000	243,138
	Tack Fat Group International, Ltd.	1,472,000	163,214
*	Tack Hsin Holdings, Ltd.	542,000	24,684
	Tai Cheung Holdings, Ltd.	1,013,000	626,080
	Tai Fook Securities Group, Ltd.	590,000	75,159
	Tai Sang Land Development, Ltd.	471,984	163,651
	Tak Shun Technology Group, Ltd.	2,088,000	72,855
	Tak Sing Alliance Holdings, Ltd.	2,909,865	120,779
#	Tan Chong International, Ltd.	1,212,000	234,040
	TCC International Holdings, Ltd.	1,124,000	172,712
#	TCL International Holdings, Ltd.	3,686,000	676,890
*	Technology Venture Holdings, Ltd.	586,000	8,731
*	Termbray Industries International (Holdings), Ltd.	2,304,900	151,255
	Tern Properties Co., Ltd.	61,200	19,529
	Texwinca Holdings, Ltd.	858,000	585,382
*	The Sun’s Group, Ltd.	17,004,000	21,880
*	Tian An China Investments Co., Ltd.	1,238,275	289,551
	Tian Teck Land, Ltd.	1,098,000	371,411
	Tianjin Development Holdings, Ltd.	1,198,000	456,088
	Tingyi (Cayman Islands) Holding Corp.	1,580,000	565,220
#	Titan Petrochemicals Group, Ltd.	6,940,000	619,666
*	Tomorrow International Holdings, Ltd.	165,000	11,927
	Tongda Group Holdings, Ltd.	1,020,000	18,545
	Tonic Industries Holdings, Ltd.	1,380,000	32,921
	Top Form International, Ltd.	1,586,000	496,508
	Topsearch International (Holdings), Ltd.	204,000	24,786
	Tristate Holdings, Ltd.	138,000	33,695
	Truly International Holdings, Ltd.	748,000	839,639
	Tungtex (Holdings) Co., Ltd.	788,000	287,270
*	Tysan Holdings, Ltd.	1,040,773	26,784
*	U-Cyber Technology Holdings, Ltd.	432,800	7,257
*	United Power Investment, Ltd.	1,664,000	111,975
*	Universal Holdings Ltd	6,770,000	80,143
*	Universe International Holdings, Ltd.	573,339	3,994
	U-Right International Holdings, Ltd.	3,060,000	104,893
	USI Holdings, Ltd.	928,999	303,916
	Van Shung Chong Holdings, Ltd.	359,335	38,481
#	Varitronix International, Ltd.	534,293	375,956
	Veeko International Holdings, Ltd.	1,420,000	54,321
	Victory City International Holdings, Ltd.	855,350	234,993
	Vital Biotech Holdings, Ltd.	470,000	13,863
	Vitasoy International Holdings, Ltd.	1,423,000	509,052
	Vtech Holdings, Ltd.	392,000	1,094,956
	Wah Ha Realty Co., Ltd.	278,600	50,904
*	Wah Nam International Holdings, Ltd.	38,696	768
	Wai Kee Holdings, Ltd.	1,265,738	244,597
	Wang On Group, Ltd.	57,476	14,876
	Wellnet Holdings, Ltd.	2,059,200	164,657
	Wheelock Properties, Ltd.	1,570,000	1,097,645
*	Winfoong International, Ltd.	1,210,000	80,043
	Wing On Co. International, Ltd.	565,000	806,009
*	Wing Shan International, Ltd.	896,000	39,385
	Wisdom Venture Holdings, Ltd.	2,366,000	161,989
	Wong’s International (Holdings), Ltd.	737,641	68,409
*	Wonson International Holdings, Ltd.	202,000	3,119
	World Houseware (Holdings), Ltd.	605,700	16,385
	Y. T. Realty Group, Ltd.	965,000	144,187
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	144,574
*	Yanion International Holdings, Ltd.	118,000	8,219
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	42,809
	YGM Trading, Ltd.	228,000	362,524
	Yip’s Chemical Holdings, Ltd.	674,000	173,900
	Yugang International, Ltd.	11,916,000	183,367
*	Yunnan Enterprises Holdings, Ltd.	240,000	11,593
*	Zhu Kuan Development Co., Ltd.	646,000	43,245
TOTAL COMMON STOCKS
(Cost $111,879,183)			99,742,734

11

INVESTMENT IN CURRENCY — (0.3%)
*	Hong Kong Dollars		1,360,532
(Cost $1,360,862)

RIGHTS/WARRANTS — (0.0%)
*	China Credit Holdings Warrants 07/31/06	191,400	493
*	Global Green Tech Group, Ltd. Warrants 07/07/07	133,600	3,782
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	1,891
*	Playmates Holdings, Ltd. Warrants 05/23/06	444,600	10,583
*	Quality Healthcare Asia, Ltd. Warrants 01/13/07	26,760	516
TOTAL RIGHTS/WARRANTS
(Cost $0)			17,265

TOTAL — HONG KONG
(Cost $113,240,045)			101,120,531

SINGAPORE — (11.8%)
COMMON STOCKS — (11.8%)
*	Acma, Ltd.	3,040,700	64,297
	Airocean Group, Ltd.	1,649,000	221,147
*	Alliance Technology & Development, Ltd.	156,000	9,741
	Amtek Engineering, Ltd.	799,625	541,839
	Apollo Enterprises, Ltd.	193,000	64,276
	Armstrong Industrial Corp.	1,460,000	121,109
*	ASA Group Holdings, Ltd.	586,000	39,608
	Ascott Group, Ltd.	1,807,250	588,770
	Aussino Group, Ltd.	967,000	190,059
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	175,644
	Beyonics Technology, Ltd.	1,945,800	448,581
*	Blu Inc. Group, Ltd.	729,000	67,199
	Bonvests Holdings, Ltd.	825,000	279,458
	Brilliant Manufacturing, Ltd.	1,855,000	477,252
*	Broadway Industrial Group, Ltd.	461,000	154,454
	Bukit Sembawang Estates, Ltd.	71,334	770,627
*	Central Properties, Ltd.	66,000	0
	CH Offshore, Ltd.	823,200	196,304
*	Chemical Industries (Far East), Ltd.	105,910	32,437
	China Merchants Holdings Pacific, Ltd.	652,000	221,576
	Chip Eng Seng Corp., Ltd.	1,775,000	148,104
	Chosen Holdings, Ltd.	1,284,000	191,263
#	Chuan Hup Holdings, Ltd.	4,385,000	2,293,530
	Chuan Soon Huat Industrial Group, Ltd.	614,000	104,009
	CIH, Ltd.	498,460	788,524
*	CK Tang, Ltd.	614,000	134,844
*	Compact Metal Industries, Ltd.	643,000	7,569
	Courts Singapore, Ltd.	495,000	167,579
*	CSC Holdings, Ltd.	672,000	16,225
	CSE Global, Ltd.	1,262,000	592,292
	CWT Distribution, Ltd.	461,500	203,916
	Eagle Brand Holdings, Ltd.	5,158,000	168,787
	Eastern Asia Technology, Ltd.	1,844,260	165,176
*	Eastgate Technology, Ltd.	870,000	30,981
*	Econ International, Ltd.	2,267,000	60,669
	ECS Holdings, Ltd.	1,375,000	242,271
	Eng Wah Organisation, Ltd.	265,000	47,468
*	Firstlink Investments Corp., Ltd.	995,000	32,900
	Freight Links Express Holdings, Ltd.	3,368,000	150,118
	Frontline Technologies Corp., Ltd.	3,170,000	226,996
#	Fu Yu Manufacturing, Ltd.	2,273,750	702,767
	Fuji Offset Plates Manufacturing, Ltd.	33,750	5,319
	G & W Group Holdings, Ltd.	252,314	21,758
	GB Holdings, Ltd.	200,000	115,272
	Ges International, Ltd.	2,909,000	1,512,869
	GK Goh Holdings, Ltd.	1,494,000	673,424
	Goodpack, Ltd.	1,592,000	1,548,383
	GP Industries, Ltd.	1,516,000	704,273
	Guocoland, Ltd.	1,215,000	1,064,898
	Hiap Moh Corp., Ltd.	34,874	6,118
	Ho Bee Investment, Ltd.	761,000	251,860
	Hong Fok Corp., Ltd.	1,796,000	246,185
	Hong Leong Asia, Ltd.	1,048,000	757,402
*	Horizon Education & Technologies, Ltd.	2,054,000	98,965

12

	Hotel Grand Central, Ltd.	875,280	288,712
	Hotel Plaza, Ltd.	1,189,000	715,153
	Hotel Properties, Ltd.	1,675,000	1,500,023
	Hour Glass, Ltd.	298,000	116,990
	HTL International Holdings, Ltd.	1,471,875	1,175,935
	Huan Hsin Holdings, Ltd.	1,138,400	411,469
	Hup Seng Huat, Ltd.	900,200	231,644
	Hwa Hong Corp., Ltd.	2,488,000	895,481
	IDT Holdings, Ltd.	718,000	779,000
*	Inno-Pacific Holdings, Ltd.	680,000	8,088
	Innovalues Precision, Ltd.	520,000	167,457
	International Factors (Singapore), Ltd.	290,000	100,864
*	Internet Technology Group, Ltd.	874,408	13,000
*	Interra Resources, Ltd.	37,086	5,569
*	Intraco, Ltd.	292,500	46,974
	Isetan (Singapore), Ltd.	122,500	270,723
#	Jaya Holdings, Ltd.	2,733,000	2,116,131
	JK Yaming International, Ltd.	907,000	189,310
	Jurong Cement, Ltd.	132,500	52,007
	Jurong Engineering, Ltd.	137,000	202,435
#	Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,681,571
	K1 Ventures, Ltd.	5,340,500	938,863
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	1,644,890
	Khong Guan Flour Milling, Ltd.	19,000	20,000
	Kian Ann Engineering, Ltd.	868,000	77,372
	Kian Ho Bearings, Ltd.	521,000	53,052
*	Koh Brothers, Ltd.	1,494,000	71,261
*	L & M Group Investments, Ltd.	7,107,100	21,133
#	Labroy Marine, Ltd.	3,343,000	2,041,230
*	LanTroVision (S), Ltd.	1,117,500	16,957
	Lee Kim Tah Holdings, Ltd.	1,600,000	291,018
*	Leong Hin Holdings, Ltd.	657,500	139,408
*	Liang Huat Aluminium, Ltd.	2,954,000	17,568
	Lion Asiapac, Ltd.	473,000	46,312
	Low Keng Huat Singapore, Ltd.	372,000	118,626
	Lum Chang Holdings, Ltd.	1,134,030	219,811
	Magnecomp International, Ltd.	931,000	505,806
	Manufacturing Integration Technology, Ltd.	588,000	43,960
	MCL Land, Ltd.	1,427,000	1,140,877
*	Mediaring.Com, Ltd.	3,410,000	386,619
	Metro Holdings, Ltd.	2,256,960	733,381
	MMI Holdings, Ltd.	1,994,000	675,589
	Multi-Chem, Ltd.	1,263,000	157,640
	Nera Telecommunications, Ltd.	1,450,000	337,012
	New Toyo Intenational Holdings, Ltd.	1,043,000	307,628
	Norelco Centreline Holdings, Ltd.	941,000	248,734
*	Orchard Parade Holdings, Ltd.	1,084,022	249,403
#	Osim International, Ltd.	1,638,000	1,272,421
	Ossia International, Ltd.	728,332	64,966
	Pan-United Corp., Ltd.	2,193,000	437,194
	Pan-United Marine, Ltd.	1,096,500	208,703
	PCI, Ltd.	734,000	263,462
	Pertama Holdings, Ltd.	459,750	84,445
	Popular Holdings, Ltd.	1,813,000	409,286
	PSC Corp., Ltd.	5,723,200	288,374
*	Qian Hu Corp., Ltd.	408,200	62,516
	Robinson & Co., Ltd.	284,832	1,059,353
	Rotary Engineering, Ltd.	1,624,000	417,636
	San Teh, Ltd.	838,406	130,047
	SBS Transit, Ltd.	1,011,000	1,270,058
	Sea View Hotel, Ltd.	66,000	3,065
*	Seatown Corp., Ltd.	101,000	1,802
	Sembawang Kimtrans, Ltd.	1,295,000	357,757
	Sin Soon Huat, Ltd.	1,307,000	97,527
	Sing Investments & Finance, Ltd.	94,500	110,665
#	Singapore Food Industries, Ltd.	1,707,000	1,118,919
	Singapore Reinsurance Corp., Ltd	1,540,935	266,198
	Singapore Shipping Corp., Ltd.	1,930,000	569,794
	Singapura Finance, Ltd.	139,250	141,083
	SMB United, Ltd.	2,010,000	178,443
	SNP Corp., Ltd.	466,495	250,301
*	SP Corp., Ltd.	454,000	19,249
	Ssangyong Cement (Singapore), Ltd.	236,000	115,397
	Stamford Land Corp., Ltd.	3,229,000	538,514
	Straits Trading Co., Ltd.	1,117,200	1,604,780

13

*	Sunright, Ltd.	378,000	61,919
	Superbowl Holdings, Ltd.	490,000	62,662
	Superior Metal Printing, Ltd.	490,500	55,380
	Thakral Corp., Ltd.	6,028,000	377,502
	Tiong Woon Corp. Holding, Ltd.	1,359,000	187,405
*	Transmarco, Ltd.	106,500	44,335
	Trek 2000 International, Ltd.	1,004,000	282,059
	TSM Resources, Ltd.	1,502,000	264,266
	TT International, Ltd.	2,109,600	188,904
*	Tuan Sing Holdings, Ltd.	3,362,000	172,638
*	Ultro Technologies, Ltd.	530,000	20,933
	Unisteel Technology, Ltd.	974,000	1,036,046
	United Engineers, Ltd.	846,666	877,088
	United Overseas Insurance, Ltd.	125,500	276,152
	United Pulp & Paper Co., Ltd.	354,000	102,486
	UOB-Kay Hian Holdings, Ltd.	1,602,000	963,759
	Vicom, Ltd.	120,000	66,819
	WBL Corp., Ltd.	647,000	1,242,092
	Xpress Holdings, Ltd.	1,392,000	41,034
*	Yongnam Holdings, Ltd.	1,506,000	27,565
TOTAL COMMON STOCKS
(Cost $56,452,414)			57,312,777

INVESTMENT IN CURRENCY — (0.0%)
*	Singapore Dollars		39,558
(Cost $39,549)

RIGHTS/WARRANTS — (0.0%)
*	China Dairy Group Warrants 12/22/07	300,400	6,699
(Cost $0)
TOTAL — SINGAPORE
(Cost $56,491,963)			57,359,034

NEW ZEALAND — (4.7%)
COMMON STOCKS — (4.7%)
	AFFCO Holdings, Ltd.	1,806,887	581,397
	Cavalier Corp., Ltd.	283,674	770,193
	CDL Hotels New Zealand, Ltd.	1,387,344	581,089
	CDL Investments New Zealand, Ltd.	328,510	77,951
	Colonial Motor Co., Ltd.	126,795	278,390
	Ebos Group, Ltd.	112,108	361,430
*	Evergreen Forests, Ltd.	323,301	74,348
	Hallenstein Glassons Holdings, Ltd.	241,638	734,396
	Hellaby Holdings, Ltd.	201,679	840,402
	Horizon Energy Distribution, Ltd.	40,420	122,336
	Met Lifecare, Ltd.	270,895	671,164
	Michael Hill International, Ltd.	156,746	814,613
*	New Zealand Oil & Gas, Ltd.	584,872	363,617
	New Zealand Refining Co., Ltd.	84,779	3,412,624
	Northland Port Corp. (New Zealand), Ltd.	219,997	496,179
#	Nuplex Industries, Ltd.	271,267	879,133
*	Pacific Retail Group, Ltd.	194,156	268,963
	Port of Tauranga, Ltd.	541,952	1,673,736
*	Provenco Group, Ltd.	281,600	190,043
	Pyne Gould Guinness, Ltd.	229,634	383,955
	Restaurant Brand New Zealand, Ltd.	369,175	384,089
	Richina Pacific, Ltd.	309,644	142,050
*	Rubicon, Ltd.	995,760	791,796
	Ryman Healthcare Group, Ltd.	415,999	1,234,816
	Sanford, Ltd.	418,047	1,313,208
	Scott Technology, Ltd.	60,843	110,326
*	Seafresh New Zealand, Ltd.	80,520	1,568
	South Port New Zealand, Ltd.	30,744	28,349
	Steel & Tube Holdings, Ltd.	379,638	1,350,176
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	46,612
	Tourism Holdings, Ltd.	402,452	545,637
*	Trans Tasman Properties, Ltd.	2,311,308	707,725
	Waste Management NZ, Ltd.	430,471	1,909,340
	Wrightson, Ltd.	279,834	492,096
TOTAL COMMON STOCKS
(Cost $11,898,695)			22,633,747

14

INVESTMENT IN CURRENCY — (0.0%)
* New Zealand Dollar		3,606
(Cost $3,598)
TOTAL — NEW ZEALAND
(Cost $11,902,293)		22,637,353

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Aliran Ihsan Resources Berhad	1,650	201
* Autoways Holdings Berhad	10,000	3,420
* Promet Berhad	1,143,000	0
* Rekapacific Berhad	473,000	0
TOTAL COMMON STOCKS
(Cost $798,985)		3,621

PREFERRED STOCKS — (0.0%)
* Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	17,882	1,097
(Cost $229,462)
TOTAL — MALAYSIA
(Cost $1,028,447)		4,718

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Exergy, Inc.	7,260	0
(Cost $0)

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (19.9%)
Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities USA 3.54% & 3.55%, respectively, 09/01/05 (Collateralized by $160,952,300 U.S. STRIPS, rates ranging from 0% to 11.25%, maturities ranging from 08/15/06 to 08/15/29 & U.S. TIPS 2.00%, 07/15/14, valued at $95,661,099) to be repurchased at $93,794,626 (Cost $93,785,382)	$93,785	93,785,382

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $3,078,000 FNMA Note 2.95%, 11/14/07, valued at $3,097,238) to be repurchased at $3,051,286 (Cost $3,051,000)	3,051	3,051,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $96,836,382)		96,836,382

TOTAL INVESTMENTS - (100.0%)
(Cost $451,451,497)††		$486,247,979

†	Securities have been fair valued. See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $451,501,383.

15

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
COMMON STOCKS — (98.2%)
Industrials — (28.8%)
	600 Group P.L.C.	218,038	$229,079
	AEA Technology P.L.C.	168,483	274,563
	Aggreko P.L.C.	784,289	2,988,841
	Air Partner P.L.C.	15,611	175,743
*	Airflow Streamlines P.L.C.	20,500	21,618
	Alumasc Group P.L.C.	100,245	314,113
	Amec P.L.C.	49,000	319,004
	Arriva P.L.C.	129,697	1,324,407
*	Ashtead Group P.L.C.	987,524	2,176,228
	Atkins (WS) P.L.C.	290,749	3,586,622
	Autologic Holdings P.L.C.	96,590	279,223
#	Avis Europe P.L.C.	2,777,071	2,495,957
	Babcock International Group P.L.C.	607,875	2,011,492
*	Bailey (C.H.) P.L.C.	109,500	25,808
*	Bailey (C.H.) P.L.C. Class B	10,000	20,370
*	BB Holdings, Ltd.	8,709	49,820
	Birse Group P.L.C.	421,901	97,003
	Black Arrow Group P.L.C.	56,500	86,240
	Bodycote International P.L.C.	918,284	3,542,735
	Braemar Seascope Group P.L.C.	45,450	295,550
	Brammer P.L.C.	119,123	350,912
	Brandon Hire P.L.C.	97,041	233,885
	British Steam Specialties Group P.L.C.	306,747	1,727,397
*	BTG P.L.C.	396,224	1,583,003
	Business Post Group P.L.C.	157,099	1,913,932
	Carillion P.L.C.	664,759	3,300,271
	Castings P.L.C.	83,784	332,843
	Charles Taylor Consulting P.L.C.	69,380	334,606
*	Charter P.L.C.	451,399	2,681,860
	Chemring Group P.L.C.	68,833	731,663
	Chloride Group P.L.C.	819,535	1,210,705
	Christie Group P.L.C.	53,263	106,223
	Clarkson (Horace) P.L.C.	54,733	829,857
	Communisis P.L.C.	428,943	861,255
*	Cookson Group P.L.C.	595,684	3,482,796
*	Corporate Services Group P.L.C.	1,704,859	267,029
*	Costain Group P.L.C.	1,176,378	1,031,219
*	Danka Business Systems P.L.C.	367,079	203,279
	Dart Group P.L.C.	74,000	354,776
	Datamonitor P.L.C.	136,693	472,922
	Davis Service Group P.L.C.	494,737	3,947,162
	De La Rue P.L.C.	473,969	3,103,973
	Domino Printing Sciences P.L.C.	402,751	1,906,229
	Domnick Hunter Group P.L.C.	90,805	1,172,466
*	Dowding & Mills P.L.C.	336,440	116,828
*	Easyjet P.L.C.	1,068,671	5,646,070
	Eleco P.L.C.	104,685	76,216
*	Enodis P.L.C.	1,127,785	2,707,034
	Fenner P.L.C.	366,981	962,229
	FKI P.L.C.	1,440,968	2,758,032
	Forth Ports P.L.C.	146,049	3,389,918
*	Fortress Holdings P.L.C.	120,728	5,985
	Fulmar P.L.C.	107,500	187,315
	Galliford Try P.L.C.	777,015	966,488
	Get Group P.L.C.	20,485	51,257
	Gibbs & Dandy P.L.C.	13,681	87,565
	Gleeson (M.J.) Group P.L.C.	133,536	716,882
*	Glotel P.L.C.	119,419	196,383
	Go-Ahead Group P.L.C.	132,593	3,163,128
	Halstead (James) Group P.L.C.	52,208	590,136
*	Hampson Industries P.L.C.	584,903	257,038
*	Harvey Nash Group P.L.C.	183,750	195,924

1

	Havelock Europa P.L.C.	75,907	168,958
	Heath (Samuel) & Sons P.L.C.	7,500	64,895
	Helphire Group P.L.C.	290,927	1,494,440
*	Heywood Williams Group P.L.C.	173,468	339,444
	Homeserve P.L.C.	180,061	3,466,052
	Hyder Consulting P.L.C.	119,601	433,538
	Intertek Group P.L.C.	70,100	956,526
	Intserve P.L.C.	344,857	2,162,970
*	Invensys P.L.C.	13,306,332	3,545,628
	Ite Group P.L.C.	694,103	1,303,959
	Johnson Service Group P.L.C.	167,160	1,276,158
	Keller Group P.L.C.	131,996	908,747
	Kier Group P.L.C.	104,194	1,731,075
	Laing (John) P.L.C.	611,271	2,794,959
	Latchways P.L.C.	22,878	181,604
	Lavendon Group P.L.C.	122,032	434,834
	Lincat Group P.L.C.	19,000	182,229
	Litho Supplies P.L.C.	20,000	20,677
*	Lorien P.L.C.	60,000	35,922
	Low & Bonar P.L.C.	325,507	673,838
	Management Consulting Group P.L.C.	600,372	554,319
	McAlpine (Alfred) P.L.C.	316,688	2,105,133
	Mersey Docks & Harbour Co. P.L.C.	117,087	2,068,034
	Michael Page International P.L.C.	986,379	4,445,221
	Mitie Group P.L.C.	868,500	2,663,176
*	Molins P.L.C.	68,000	195,018
*	Morgan Crucible Company P.L.C.	866,527	3,105,675
	Morgan Sindall P.L.C.	89,990	1,378,673
	Mouchel Parkman P.L.C.	319,979	1,572,849
	Mowlem (John) & Co. P.L.C.	418,282	1,054,988
	MS International P.L.C.	71,500	144,531
	MSB International P.L.C.	30,748	33,840
	National Express Group P.L.C.	25,000	372,621
	Northern Recruitment Group P.L.C.	36,500	139,914
	Northgate P.L.C.	195,311	3,533,000
	Ocean Wilsons Holdings, Ltd.	84,250	487,869
	Penna Consulting P.L.C.	42,417	93,361
	PHS Group P.L.C.	1,144,660	2,365,098
*	Planestation Group P.L.C.	76,551	7,762
	PSD Group P.L.C.	54,896	233,305
	Quantica P.L.C.	96,190	105,650
	Radstone Technology P.L.C.	67,511	340,759
*	Regus Group P.L.C.	2,726,787	5,500,462
	Reliance Security Group P.L.C.	66,349	619,545
	Renold P.L.C.	153,256	161,647
	Ricardo P.L.C.	143,692	672,845
	Robert Walters P.L.C.	291,175	695,645
	ROK property solutions P.L.C.	96,381	892,522
	RPS Group P.L.C.	580,026	1,819,291
	Salvesen (Christian) P.L.C.	709,973	885,246
	Senior P.L.C.	988,393	979,025
	Serco Group P.L.C.	235,235	1,141,512
	Severfield-Rowan P.L.C.	40,674	580,067
	Shanks & McEwan Group P.L.C.	699,040	2,041,444
	SHL Group P.L.C.	124,412	324,564
	SIG P.L.C.	345,604	4,199,199
*	Simon Group P.L.C.	348,089	343,565
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	263,637
	Speedy Hire P.L.C.	132,434	1,642,923
	Spirax-Sarco Engineering P.L.C.	216,074	3,061,951
	Spring Group P.L.C.	406,488	471,619
*	Stanelco P.L.C.	2,148,370	794,569
	T. Clarke P.L.C.	75,774	339,279
	Tarsus Group P.L.C.	86,934	223,308
	Teesland P.L.C.	431,476	581,019
	Thorpe (F.W.) P.L.C.	24,000	142,179
*	Tinsley (Eliza) Group P.L.C.	19,844	4,650
*	Trafficmaster P.L.C.	252,418	178,187
	Transport Development Group P.L.C.	202,196	835,656
	Trifast P.L.C.	217,991	276,729
	Ultra Electronics Holdings P.L.C.	196,922	2,972,601
	Ultraframe P.L.C.	162,456	136,747
	Umeco P.L.C.	82,585	804,153
*	Universal Salvage P.L.C.	36,111	80,145
*	Volex Group P.L.C.	168,908	353,941

2

	VP P.L.C.	108,111	404,655
	VT Group P.L.C.	494,166	3,076,573
	Weir Group P.L.C.	603,437	3,929,451
	Whatman P.L.C.	370,158	1,734,475
	White Young Green P.L.C.	78,615	435,346
	Whitehead Mann Group P.L.C.	95,000	64,399
*	Wilshaw P.L.C.	198,409	36,201
	Wincanton P.L.C.	306,978	1,506,720
	WSP Group P.L.C.	208,614	1,308,057
	Wyndeham Press Group P.L.C.	165,119	365,792
	XP Power P.L.C.	59,933	424,956
Total Industrials
(Cost $128,207,737)			171,012,853

Consumer Discretionary — (23.1%)
	4imprint P.L.C.	50,375	237,415
	Abbeycrest P.L.C.	42,590	23,558
	AGA Food Service Group P.L.C.	391,964	2,143,323
	Alba P.L.C.	105,025	754,074
	Alexandra P.L.C.	86,243	194,599
	Alexon Group P.L.C.	156,695	789,141
	Alpha Airports Group P.L.C.	392,541	658,841
	Arena Leisure P.L.C.	1,136,685	833,565
*	Aston Villa P.L.C.	12,961	92,033
*	Austin Reed Group P.L.C.	68,999	149,984
	Avesco P.L.C.	29,998	54,099
	Avon Rubber P.L.C.	59,463	226,450
	Beale P.L.C.	22,161	28,088
	Beattie (James) P.L.C.	132,247	398,471
	Bellway P.L.C.	334,709	5,263,015
	Ben Bailey P.L.C.	26,000	181,105
	Blacks Leisure Group P.L.C.	90,290	684,800
	Bloomsbury Publishing P.L.C.	204,038	1,342,112
	Boot (Henry) P.L.C.	71,794	756,737
	Bovis Homes Group P.L.C.	367,891	4,092,499
	BPP Holdings P.L.C.	130,665	898,488
*	Brown & Jackson P.L.C.	818,461	869,678
	Brown (N) Group P.L.C.	677,869	2,148,682
	Caffyns P.L.C.	6,000	87,888
	Capital Radio P.L.C.	313,351	1,754,314
#	Carpetright P.L.C.	125,839	2,198,838
*	Celtic P.L.C.	40,759	37,028
	Character Group P.L.C.	97,314	98,608
	Chime Communications P.L.C.	549,729	275,394
	Chrysalis Group P.L.C.	328,544	926,078
	Churchill China P.L.C.	30,000	95,540
	City Restaurant Group P.L.C.	530,406	1,180,874
	Clinton Cards P.L.C.	501,072	703,135
	Colefax Group P.L.C.	60,000	135,201
	Cosalt P.L.C.	30,700	155,129
*	Courts P.L.C.	110,722	0
	Crest Nicholson P.L.C.	310,555	2,328,801
	Creston P.L.C.	31,812	99,065
	Dawson Holdings P.L.C.	144,502	394,165
*	Dawson International P.L.C.	100,688	17,310
	De Vere Group P.L.C.	216,715	2,376,162
*	Emess P.L.C.	480,556	89,051
*	Entertainment Rights P.L.C.	1,034,872	524,942
	Euromoney Institutional Investors P.L.C.	205,774	1,510,594
	European Motor Holdings P.L.C.	118,325	612,384
*	FII Group P.L.C.	41,166	5,009
	Findel P.L.C.	380,020	3,650,236
	First Choice Holidays P.L.C.	1,254,193	4,590,593
	First Technology P.L.C.	188,345	652,598
	Forminster P.L.C.	43,333	15,963
	French Connection Group P.L.C.	284,510	1,319,304
	Fuller, Smith & Turner P.L.C. Series A	41,035	674,801
	Future Network P.L.C.	865,792	1,316,013
	Game Group P.L.C.	991,290	1,664,923
	Games Workshop Group P.L.C.	83,198	628,672
*	Gaskell P.L.C.	36,000	1,622
*	Global Natural Energy P.L.C.	11,004	30,275
	Greene King P.L.C.	219,737	5,249,158
	Haynes Publishing Group P.L.C.	14,703	100,296
	Headlam Group P.L.C.	259,894	2,009,541

3

*	Highbury House Communications P.L.C.	439,166	26,916
	HMV Group P.L.C.	892,618	4,063,110
	Holidaybreak P.L.C.	149,496	1,636,993
*	Homestyle Group P.L.C.	139,717	186,953
	Hornby P.L.C.	77,295	306,504
	House of Fraser P.L.C.	589,110	1,183,359
	Huntsworth P.L.C.	272,129	531,500
	Incisive Media P.L.C.	271,780	797,322
	JJB Sports P.L.C.	529,578	1,743,921
	John David Group P.L.C.	114,500	456,098
	Lambert Howarth Group P.L.C.	43,203	201,908
*	Laura Ashley Holdings P.L.C.	2,505,661	722,842
*	London Clubs International P.L.C.	545,513	1,251,864
	Lookers P.L.C.	85,770	571,585
	Luminar P.L.C.	223,904	2,053,771
	Maiden Group P.L.C.	43,212	148,260
	Mallett P.L.C.	24,837	113,552
	Manganese Bronze Holdings P.L.C.	32,184	105,282
	Marchpole Holdings P.L.C.	271,422	118,635
	Matalan P.L.C.	643,905	2,356,979
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	292,792	2,987,890
	Menzies (John) P.L.C.	132,050	1,472,315
	Metal Bulletin P.L.C.	145,659	657,919
	MFI Furniture Group P.L.C.	1,753,768	3,669,374
	Mice Group P.L.C.	174,886	107,240
	Millennium and Copthorne Hotels P.L.C.	238,041	1,610,081
*	Monsoon P.L.C.	71,000	526,215
	Moss Brothers Group P.L.C.	163,400	304,286
	Mothercare P.L.C.	179,188	1,065,122
*	Music Choice Europe P.L.C.	33,796	5,152
*	Mytravel Group P.L.C.	20,964	73,857
	Newcastle United P.L.C.	198,896	204,410
	Next Fifteen Communtications P.L.C.	25,000	28,607
	Nord Anglia Education P.L.C.	63,924	171,193
	Northamber P.L.C.	75,888	120,389
*	NXT P.L.C.	219,248	258,554
	Ottakar’s P.L.C.	34,693	238,183
	Owen (H.R.) P.L.C.	46,993	154,107
*	Pace Micro Technology P.L.C.	501,860	672,822
*	Partridge Fine Arts P.L.C.	58,000	59,073
	Pendragon P.L.C.	412,435	2,810,053
	Photo-Me International P.L.C.	1,340,534	3,079,872
*	Pittards P.L.C.	60,985	18,139
	Portmeirion Group P.L.C.	22,856	77,324
*	Pressac P.L.C.	78,129	1,056
*	QXL Ricardo P.L.C.	130	14,592
	Redrow P.L.C.	486,973	3,671,997
	Reg Vardy P.L.C.	112,005	1,177,752
*	Regent Inns P.L.C.	247,095	408,677
#	Sanctuary Group P.L.C.	779,911	138,152
	SCS Upholstery P.L.C.	117,088	709,002
	Sinclair (William) Holdings P.L.C.	53,000	51,869
	Sirdar P.L.C.	69,754	48,107
	SMG P.L.C.	625,114	1,073,147
	Smith (WH) P.L.C.	556,756	3,713,626
	Southampton Leisure Holdings P.L.C.	19,615	12,750
*	Sportech P.L.C.	846,974	158,344
	St. Ives P.L.C.	260,991	1,832,168
	Stanley Leisure P.L.C.	310,577	3,306,935
*	Sterling Publishing Group P.L.C.	75,298	11,106
	Stylo P.L.C.	64,096	79,724
	T&F Informa Group P.L.C.	238,000	1,703,139
	Taylor Nelson Sofres P.L.C.	701,432	2,534,254
	Ted Baker P.L.C.	105,654	944,987
	The Peacock Group P.L.C.	273,494	1,547,540
*	The Television Corp. P.L.C.	101,591	119,879
*	Toad Group P.L.C.	85,507	16,077
	Topps Tiles P.L.C.	491,811	1,729,630
*	Torotrak P.L.C.	246,442	249,924
*	Tottenham Hotspur P.L.C.	150,000	120,831
	Ulster Television P.L.C.	140,321	1,158,700
	Victoria P.L.C.	12,000	46,584
	Vitec Group P.L.C.	95,370	637,132
	Wagon P.L.C.	116,757	389,565

4

	Wembley P.L.C.	68,694	692,215
	Westbury P.L.C.	354,877	2,882,033
	Wetherspoon (J.D.) P.L.C.	513,165	2,700,595
	Wilmington Group P.L.C.	177,826	516,871
	Wilson Bowden P.L.C.	7,000	144,453
	Woolworths Group P.L.C.	3,110,645	2,018,661
	Wyevale Garden Centres P.L.C.	125,459	1,316,587
Total Consumer Discretionary
(Cost $109,422,285)			137,158,454

Financials — (14.4%)
	Aberdeen Asset Management P.L.C.	760,233	2,134,073
	Atrium Underwriting P.L.C.	110,199	411,435
*	Bradstock Group P.L.C.	5,200	4,124
	Brewin Dolphin Holdings P.L.C.	513,916	1,283,960
	Britannic P.L.C.	294,095	3,294,086
	Brixton P.L.C.	894,424	6,035,788
	Capital & Regional P.L.C.	203,419	2,997,362
	Chesnara P.L.C.	92,900	267,326
*	CLS Holdings P.L.C.	215,379	1,869,311
	Collins Stewart Tullett P.L.C.	407,502	4,518,494
	Countrywide P.L.C.	185,800	1,189,088
	Daejan Holdings P.L.C.	32,711	1,877,175
	Derwent Valley Holdings P.L.C.	178,490	3,956,423
	Development Securities P.L.C.	106,271	1,062,124
	Domestic & General Group P.L.C.	104,543	1,414,604
	DTZ Holdings P.L.C.	159,674	834,406
*	Durlacher Corp. P.L.C.	15,272	46,239
*	Egg P.L.C.	597,819	1,180,710
	Freeport P.L.C.	88,023	690,114
	Grainger Trust P.L.C.	291,841	2,324,400
	Great Portland Estates P.L.C.	617,074	4,081,420
	Guiness Peat Group P.L.C.	1,251,349	1,813,267
*	Hampton Trust P.L.C.	232,050	5,752
	Hardy Underwriting Group P.L.C.	46,683	175,636
*	Hawtin P.L.C.	196,500	49,613
	Helical Bar P.L.C.	28,750	792,464
*	Henderson Group P.L.C.	310,003	386,686
	Highway Insurance Holdings P.L.C.	467,933	379,512
	Hiscox P.L.C.	1,124,960	3,818,273
	Hitachi Capital (UK) P.L.C.	124,239	487,187
	ISIS Asset Management P.L.C.	388,420	1,405,143
	Jardine Lloyd Thompson Group P.L.C.	422,472	3,028,405
	Kensington Group P.L.C.	128,220	1,478,227
	Kiln P.L.C.	440,928	794,024
	London Merchant Securities P.L.C.	1,198,503	4,723,673
	London Scottish Bank P.L.C.	374,544	580,165
*	Marylebone Warwick Balfour Group P.L.C.	277,898	736,705
	McKay Securities P.L.C.	97,232	482,814
	Minerva P.L.C.	418,018	2,087,417
	Mucklow (A & J) Group P.L.C.	175,000	1,252,965
	Paragon Group of Companies P.L.C.	153,200	1,333,998
	Park Group P.L.C.	291,600	141,926
	Primary Health Properties P.L.C.	23,784	135,692
	Quintain Estates & Development P.L.C.	159,407	1,661,174
	Rensburg Sheppards P.L.C.	37,158	441,166
	Rugby Estates P.L.C.	15,328	93,056
	Rutland Trust P.L.C.	174,255	155,540
	S & U P.L.C.	21,140	207,854
	Savills P.L.C.	168,715	2,239,421
	Secure Trust Group P.L.C.	44,674	322,638
	Shaftesbury P.L.C.	488,728	3,184,205
	Shore Capital Group P.L.C.	504,863	414,530
	Smith (James) Estates P.L.C.	17,524	142,336
	St. Modwen Properties P.L.C.	252,621	1,994,736
	Stanley (Charles) Group P.L.C.	86,800	425,849
	Town Centre Securities (New) P.L.C.	142,137	888,364
	Unite Group P.L.C.	316,153	1,752,720
	Warner Estate Holdings P.L.C.	95,471	1,075,808
	Workspace Group P.L.C.	583,815	2,821,401
Total Financials
(Cost $59,945,668)			85,383,004

Information Technology — (9.0%)
	Abacus Group P.L.C.	105,130	237,196

5

	Acal P.L.C.	60,982	332,583
	Alphameric P.L.C.	400,049	673,505
*	Alterian P.L.C.	68,403	176,819
	Amstrad P.L.C.	149,652	394,410
*	Anite Group P.L.C.	977,286	1,153,300
*	ARC International P.L.C.	330,444	214,104
*	Autonomy Corp. P.L.C.	236,369	1,491,322
	Aveva Group P.L.C.	64,318	981,407
	Axon Group P.L.C.	115,461	509,962
*	Baltimore Technologies P.L.C.	485	15,066
*	Bede P.L.C.	135,978	48,658
	CML Microsystems P.L.C.	28,361	182,110
	Comino Group P.L.C.	30,924	149,193
	Compel Group P.L.C.	75,752	141,273
	Computacenter P.L.C.	452,614	1,658,527
	Deltron Electronics P.L.C.	90,964	88,744
	Detica Group P.L.C.	63,075	1,057,079
	Dicom Group P.L.C.	47,661	844,486
*	Dimension Data Holdings P.L.C.	939,000	644,186
	Diploma P.L.C.	65,882	764,127
*	Easynet Group P.L.C.	281,185	492,220
	Electronic Data Processing P.L.C.	55,200	81,478
*	Eurodis Electron P.L.C.	2,118,657	40,101
*	Fibernet Group P.L.C.	224,012	287,499
	Filtronic P.L.C.	165,504	797,208
*	Financial Objects P.L.C.	17,000	12,250
	GB Group P.L.C.	415,333	285,344
*	Gresham Computing P.L.C.	121,221	311,627
	Halma P.L.C.	1,051,593	2,878,424
	ICM Computer Group P.L.C.	45,983	292,103
*	Imagination Technologies Group P.L.C.	445,929	465,048
*	Intec Telecom Systems P.L.C.	654,113	718,284
	Intelek P.L.C.	99,880	24,450
*	Kalamazoo Computer Group P.L.C.	56,120	0
*	Kewill Systems P.L.C.	309,597	443,486
	Laird Group P.L.C.	442,834	2,711,280
	Macro 4 P.L.C.	45,932	241,288
*	Microgen P.L.C.	238,323	337,952
	Morse P.L.C.	277,169	482,674
	MTL Instruments Group P.L.C.	24,678	162,702
*	nCipher P.L.C.	64,083	265,039
*	Northgate Information Solutions P.L.C.	1,578,845	2,223,241
*	NSB Retail P.L.C.	1,119,725	606,967
	Oxford Instruments P.L.C.	111,061	456,928
*	Parity Group P.L.C.	381,072	57,035
	Planit Holdings P.L.C.	235,000	100,747
*	Plasmon P.L.C.	135,733	327,538
	Premier Farnell P.L.C.	1,119,106	3,550,539
	Psion P.L.C.	1,136,692	1,333,759
*	QA P.L.C.	158,950	5,372
	Renishaw P.L.C.	188,734	2,786,764
*	Retail Decisions P.L.C.	944,523	511,748
	RM P.L.C.	264,018	810,201
	Rotork P.L.C.	217,806	2,147,277
	Roxboro Group P.L.C.	90,243	634,796
	Royalblue Group P.L.C.	93,319	1,112,784
*	SCI Entertainment P.L.C.	33,370	296,876
*	Scipher P.L.C.	34,563	701
*	SDL P.L.C.	157,956	457,712
	Spectris P.L.C.	382,651	3,946,338
*	Spirent P.L.C.	2,209,226	2,151,252
*	Superscape P.L.C.	302,847	158,546
*	Surfcontrol P.L.C.	81,878	723,277
*	Tadpole Technology P.L.C.	427,207	37,573
*	Telecity P.L.C.	599,148	226,667
	Telemetrix P.L.C.	177,320	287,691
*	Telspec P.L.C.	25,000	9,792
*	The Innovation Group P.L.C.	1,116,429	619,529
	Trace Computers P.L.C.	33,552	50,319
	TT Electronics P.L.C.	361,387	904,053
*	TTP Communications P.L.C.	611,908	386,019
	Vega Group P.L.C.	69,342	270,187
	Vislink P.L.C.	124,752	89,429
*	Wolfson Microelectronics P.L.C.	331,328	1,100,067
	Workplace Systems International P.L.C.	238,739	51,670

6

	XAAR P.L.C.	167,514	846,060
	XANSA P.L.C.	793,107	1,233,016
	XKO Group P.L.C.	30,304	52,342
Total Information Technology
(Cost $48,810,106)			53,653,326

Energy — (7.3%)
	Abbot Group P.L.C.	531,618	2,538,000
	Anglo Pacific Group P.L.C.	267,628	560,052
	Burren Energy P.L.C.	421,226	5,477,596
*	Dana Petroleum P.L.C.	230,109	3,795,258
*	Emerald Energy P.L.C.	169,128	538,056
	Expro International Group P.L.C.	189,683	1,785,963
	Fisher (James) & Sons P.L.C.	136,941	868,330
*	Fortune Oil P.L.C.	3,248,130	397,570
	Hunting P.L.C.	369,564	1,979,112
	JKX Oil and Gas P.L.C.	397,585	1,318,858
	KBC Advanced Technologies P.L.C.	68,734	61,332
	Melrose Resources P.L.C.	236,340	1,629,779
	Paladin Resources P.L.C.	956,211	5,256,513
*	Premier Oil P.L.C.	246,509	3,647,763
*	Soco International P.L.C.	210,346	2,913,565
	Sondex P.L.C.	206,804	957,994
	Tullow Oil P.L.C.	500,218	1,946,380
	U.K. Coal P.L.C.	322,996	919,701
*	Venture Production P.L.C.	348,618	3,182,642
	Wood Group (John) P.L.C.	1,033,344	3,857,202
Total Energy
(Cost $26,089,829)			43,631,666

Consumer Staples — (5.8%)
	Anglo Eastern Plantations P.L.C.	87,249	330,316
	Arla Foods UK P.L.C.	1,658,226	1,929,589
	Barr (A.G.) P.L.C.	43,000	778,696
	Belhaven Brewery Group P.L.C.	91,614	1,042,943
	Body Shop International P.L.C.	583,233	2,331,039
	Cranswick P.L.C.	137,780	1,480,994
	Dairy Crest Group P.L.C.	365,666	3,203,651
	Devro P.L.C.	533,228	1,176,325
	Greggs P.L.C.	34,699	2,851,512
	Hardys & Hansons P.L.C.	56,379	724,805
	Kleeneze P.L.C.	109,256	253,385
	Linton Park P.L.C.	39,000	320,924
	McBride P.L.C.	546,348	1,456,477
	Nichols P.L.C.	66,550	244,332
	Northern Foods P.L.C.	1,742,847	4,772,941
	PZ Cuzzons P.L.C.	48,556	1,104,525
	Richmond Foods P.L.C.	48,898	548,842
	Robert Wiseman Dairies P.L.C.	199,037	934,679
	Somerfield P.L.C.	722,361	2,596,275
	Swallowfield P.L.C.	15,000	21,258
	Thorntons P.L.C.	158,000	485,724
	Uniq P.L.C.	263,207	702,641
	Whittard of Chelsea P.L.C.	37,487	59,129
	Wolverhampton & Dudley Breweries P.L.C.	241,207	4,978,961
	Young & Co’s Brewery P.L.C.	10,000	258,601
	Young & Co’s Brewery P.L.C. Class A	5,234	169,485
Total Consumer Staples
(Cost $25,133,817)			34,758,049

Health Care — (4.4%)
*	Acambis P.L.C.	211,450	946,820
*	Alizyme P.L.C.	345,593	662,107
*	Antisoma P.L.C.	533,154	217,350
*	Axis-Shield P.L.C.	116,365	696,721
	Bespak P.L.C.	70,661	687,150
*	Biocompatibles International P.L.C.	106,509	472,004
*	Bioquell P.L.C.	50,194	101,734
	Biotrace International P.L.C.	150,131	236,645
*	Cambridge Antibody Technology Group P.L.C.	101,801	1,358,650
	Care U.K. P.L.C.	161,590	1,177,690
	Corin Group P.L.C.	124,334	860,274
	Dechra Pharmaceuticals P.L.C.	168,094	705,799
	Ferraris Group P.L.C.	63,540	112,470
*	Genetix Group P.L.C.	151,246	129,131

7

	Goldshield Group P.L.C.	79,169	462,064
*	Gyrus Group P.L.C.	212,557	1,223,276
	Huntleigh Technology P.L.C.	90,597	578,386
	Isoft Group P.L.C.	735,114	6,066,054
	Isotron P.L.C.	70,674	788,220
*	M.L. Laboratories P.L.C.	703,188	323,476
*	Medical Solutions P.L.C.	140,731	19,161
*	Medisys P.L.C.	586,814	43,298
	Nestor Healthcare Group P.L.C.	262,786	609,676
*	Oxford Biomedica P.L.C.	1,177,706	849,417
*	Pharmagene P.L.C.	160,000	60,706
*	Phytopharm P.L.C.	111,349	159,123
*	Protherics P.L.C.	698,801	727,014
*	Provalis P.L.C.	796,584	93,337
*	Skyepharma P.L.C.	1,448,715	1,560,923
	SSL International P.L.C.	592,351	3,062,106
	Sygen International P.L.C.	668,253	593,100
*	Vernalis P.L.C.	334,552	387,247
*	Xenova Group P.L.C.	607,931	49,026
Total Health Care
(Cost $23,616,014)			26,020,155

Materials — (3.3%)
*	Amberley Group P.L.C.	200,000	44,232
*	API Group P.L.C.	103,483	255,457
*	Applied Optical Technologies P.L.C.	117,822	90,226
	Baggeridge Brick P.L.C.	98,000	294,598
	British Polythene Industries P.L.C.	86,272	575,221
	Carclo P.L.C.	180,595	261,899
	Chamberlin & Hill P.L.C.	18,000	81,823
	Chapelthorpe P.L.C.	656,803	180,641
	Coral Products P.L.C.	50,000	19,145
	Croda International P.L.C.	381,248	2,795,737
	Cropper (James) P.L.C.	22,000	71,418
	Delta P.L.C.	370,616	849,870
	DS Smith P.L.C.	1,098,192	3,244,829
	Dyson Group P.L.C.	96,928	620,189
*	Elementis P.L.C.	1,181,630	1,142,444
	Ennstone P.L.C.	772,374	550,932
*	European Colour P.L.C.	82,090	24,378
*	Greenwich Resources P.L.C.	438,664	19,018
	Hill & Smith Holdings P.L.C.	138,474	453,055
	Inveresk P.L.C.	150,000	51,558
*	Macfarlane Group P.L.C.	228,287	143,601
	Marshalls P.L.C.	411,113	2,250,292
	Metalrax Group P.L.C.	358,740	524,491
	Porvair P.L.C.	81,246	195,713
	RPC Group P.L.C.	295,073	1,240,709
	Scapa Group P.L.C.	319,593	143,584
	Treatt P.L.C.	14,957	76,456
	UCM Group P.L.C.	41,980	57,180
	Victrex P.L.C.	237,023	2,217,499
*	Yorkshire Group P.L.C.	82,504	8,552
	Yule Catto & Co. P.L.C.	278,083	1,168,401
	Zotefoams P.L.C.	62,000	90,178
Total Materials
(Cost $16,650,542)			19,743,326

Telecommunication Services — (1.1%)
* #	Colt Telecom Group P.L.C.	2,574,360	2,898,454
	Kingston Communications P.L.C.	850,036	1,007,775
*	Redstone P.L.C.	376,324	39,902
	Telecom Plus P.L.C.	149,831	417,300
*	Thus Group P.L.C.	3,930,559	1,173,485
*	Vanco P.L.C.	145,748	1,273,796
Total Telecommunication Services
(Cost $5,997,888)			6,810,712

Other — (0.6%)
*	Argonaut Games P.L.C.	100,000	5,633
*	Bombshell, Ltd.	932	1,025
	Broadcastle P.L.C.	74,468	162,215
*	Carlisle Group, Ltd.	3,483	7,018
	Carr’s Milling Industries P.L.C.	19,000	190,919
*	Clinical Computing P.L.C.	46,666	12,215

8

	Dewhurst P.L.C.	9,000	30,602
	Dewhurst P.L.C. Class A Non-Voting	15,500	45,337
	DRS Data & Research Services P.L.C.	26,825	21,198
	Erinaceous Group P.L.C.	288,236	1,582,797
*	Ferguson International Holdings P.L.C.	89,105	38,550
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
	IFX Group P.L.C.	34,486	76,351
*	IMS Group P.L.C.	75,000	6,084
	Independent Media Distribution P.L.C.	21,621	20,242
*	Industrial & Commercial Holdings P.L.C.	5,000	135
	Lupus Capital P.L.C.	429,989	103,138
*	Netstore P.L.C.	143,737	102,627
	New Avesco P.L.C.	29,998	52,611
*	Osmetech P.L.C.	669,354	23,166
*	Probus Estates P.L.C.	83,333	225
*	Radamec Group P.L.C.	35,000	18,928
	Ransom (William) & Son P.L.C.	30,000	27,006
	Reed Health Group P.L.C.	155,333	129,939
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Safeland P.L.C.	25,000	37,345
*	Secure Ventures (No. 1) P.L.C.	62,500	0
*	Secure Ventures (No. 2) P.L.C.	62,500	2,676
*	Secure Ventures (No. 3) P.L.C.	62,500	0
*	Secure Ventures (No. 4) P.L.C.	62,500	2,535
*	Secure Ventures (No. 5) P.L.C.	62,500	2,535
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	Servicepower Technologies P.L.C.	150,000	91,935
*	SFI Holdings, Ltd. Series A	26,713	14,928
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	357
	Tex Holdings P.L.C.	14,000	27,062
*	Theratase P.L.C.	80,563	52,642
*	Waterdorm P.L.C.	105,000	0
	Waterman P.L.C.	74,473	158,819
	Watermark Group P.L.C.	68,660	156,635
	Windsor P.L.C.	149,435	127,321
*	Wraith P.L.C.	1,441	2,208
Total Other
(Cost $4,049,689)			3,334,959

Utilities — (0.4%)
	Bristol Water Group P.L.C.	27,120	327,271
	Dee Valley Group P.L.C.	4,214	67,890
	East Surrey Holdings P.L.C.	234,414	2,026,456
	Hydro International P.L.C.	27,669	46,483
Total Utilities
(Cost $1,465,071)			2,468,100

TOTAL COMMON STOCKS
(Cost $449,388,646)			583,974,604

INVESTMENT IN CURRENCY — (0.6%)
*	British Pound Sterling
(Cost $3,470,491)			3,520,714

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	207
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0
TOTAL RIGHTS/WARRANTS
(Cost $4,781)			207

TOTAL-UNITED KINGDOM
(Cost $452,863,918)			587,495,525

EMU - (0.0%)
INVESTMENT IN CURRENCY
*	Euro Currency
(Cost $102)			119

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, Deutsche Bank Securities 3.54%, 09/01/05 (Collateralized by $4,925,272 U.S. TIPS 2.00%, 07/15/14, valued at $5,245,029) to be repurchased at $5,142,688 (Cost $5,142,182)	$5,142	5,142,182

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $1,781,000 FNMA Note 2.95%, 11/14/07, valued at $1,792,131) to be repurchased at $1,765,166 (Cost $1,765,000)	1,765	1,765,000

9

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,907,182)	6,907,182

TOTAL INVESTMENTS - (100.0%)
(Cost $459,771,202)††	$594,402,826

†	Securities have been fair valued. See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $459,782,335.

10

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
SWITZERLAND — (13.6%)
COMMON STOCKS — (13.4%)
*	4M Technologies Holding SA	15,735	$63,530
	A. Hiestad Holding AG	1,005	882,438
*	Actelion, Ltd.	41,945	4,877,100
	AFG Arbonia-Forster Holding AG	2,944	826,541
	Agie Charmilles Holding AG	3,402	333,919
	Allreal Holding AG	12,369	1,164,780
	Also Holding AG	569	177,059
	Amazys Holding AG	8,202	490,531
	Ascom Holding AG	70,052	1,156,408
	Bachem AG	23,412	1,407,383
	Baloise-Holding	70,450	3,747,161
	Bank Coop AG	29,405	1,476,372
	Bank Sarasin & Cie Series B, Basel	786	1,564,618
	Banque Cantonale de Geneve	1,344	204,292
	Banque Cantonale du Jura	450	140,293
	Banque Cantonale Vaudoise	8,450	2,289,698
	Banque Privee Edmond de Rothschild SA, Geneve	120	1,688,305
*	Barry Callebaut AG	7,060	2,084,077
	Basellandschaftliche Kantonalbank	600	475,747
	Basler Kantonalbank	5,250	454,015
	Batigroup Holding AG	14,893	256,509
	Belimo Holdings	1,200	784,048
*	Berna Biotech	92,109	826,778
	Berner Kantonalbank	7,767	1,139,801
*	BHB Beteiligungs und Finanzgesellschaft	150	5,252
	Bobst Group SA	31,288	1,474,774
	Bossard Holding AG	7,323	475,521
*	Bucher Industries AG	28,028	2,190,211
	BVZ (Brig Visp Zermatt) Holding AG	580	146,376
#	Caisse d’Epargne Cantonale Vaudoise, Lausanne	1,158	1,291,667
	Calida Holding AG	396	135,963
*	Card Guard AG	15,187	48,947
	Carlo Gavazzi Holding AG	910	103,979
	Charles Voegele Holding AG	23,775	1,932,976
	Cie Financiere Tradition	5,202	492,982
*	Converium Holding AG	263,858	2,414,731
	Conzzeta Holdings AG	1,415	1,779,215
*	COS Computer Systems AG	3,712	115,246
*	Crealogix Holding AG	932	49,391
	Daetwyler Holding AG, Atldorf	348	1,049,720
	Edipresse SA, Lausanne	1,269	644,716
	EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	3,207	2,063,690
	Eichhof Holding AG	188	198,114
*	ELMA Electronic AG	472	96,196
	Emmi AG	11,603	1,187,751
	Ems-Chemie Holding AG	21,167	1,896,861
	Energie Electrique du Simplon SA	350	118,050
	Energiedienst Holding AG	8,265	3,032,935
	Escor Casino & Entertainment AG	2,010	38,192
	Feintol International Holding AG	1,055	264,936
*	Fischer (Georg) AG, Schaffhausen	9,150	2,990,113
*	Flughafen Zuerich AG	5,429	926,806
*	Forbo Holding AG, Eglisau	4,416	942,600
	Fuchs Petrolub AG Oel & Chemie Non-Voting	18,009	715,957
	Galenica Holding, Ltd. AG, Bern	12,488	2,377,844
	Generale d’Affichage	5,114	836,305
	Generali (Switzerland) Holdings, Adliswil	2,082	530,215
	Getaz Romang Holding SA	1,098	444,443
*	Golay-Buchel Holding SA, Lausanne	40	34,128
	Gurit-Heberlein AG	1,125	1,018,360
	Helvetia Patria Holding	9,206	1,638,739
	Industrieholding Cham AG, Cham	1,268	429,874
	Interroll-Holding SA	1,077	222,499
*	Intershop Holding AG	3,003	600,941

1

*	Isotis SA	195,512	282,862
	Jelmoli Holding AG	1,521	2,262,634
#	Jelmoli Holding AG, Zuerich (Namen)	2,835	845,892
	Kaba Holding AG	5,543	1,536,172
*	Kardex AG, Zuerich	12,525	548,686
	Komax Holding AG	5,285	427,551
	Kudelski SA	94,438	3,835,671
	Kuoni Reisen Holding AG	7,313	2,831,588
	Leica Geosystems Holdings AG	5,448	2,415,443
*	Lem Holdings AG, Lyss	678	282,567
	Luzerner Kantonalbank AG	6,969	1,335,121
	Metraux Services SA	796	109,424
*	Micronas Semi	78,808	3,340,413
*	Mikron Holding AG, Biel	23,835	320,957
*	Mobilezone Holding AG	38,456	141,168
*	Moevenpick-Holding, Zuerich	1,320	325,985
*	Nextrom Holding SA	1,409	12,580
	Orell Fussli Graphische Betriebe AG, Zuerich	4,592	548,770
	OZ Holding AG	7,479	451,176
*	Parco Industriale e Immobiliare SA	600	1,674
	Phoenix Mecano AG, Stein am Rhein	2,749	730,236
	Phonak Holding AG	119,848	4,601,622
*	PSP Swiss Property AG	106,066	4,772,386
	Publicitas Holding SA, Lausanne	5,100	1,467,438
	Rieters Holdings AG	12,071	3,613,863
	SAIA-Burgess Electronics AG	1,191	1,034,202
*	Sarna Kunststoff Holding AG	5,253	645,935
	Saurer AG	42,503	3,167,804
	Schaffner Holding AG	1,584	245,217
	Schweiter Technology AG	1,877	343,809
	Schweizerhall Holding AG	5,725	536,478
	Schweizerische National Versicherungs Gesellschaft	1,526	795,532
*	SEZ Holding AG	41,286	1,012,952
	SIA Abrasives Holding AG	2,027	515,925
	Siegfried Holding AG	8,560	1,058,785
	Sig Holding AG	15,537	3,924,546
*	Sihl	150	359
*	Sika Finanz AG, Baar	5,278	4,067,182
	Sopracenerina	2,409	565,307
	St. Galler Kantonalbank	5,779	1,675,890
	Sulzer AG, Winterthur	9,433	4,487,717
	Swiss Prime Site AG	45,824	2,199,444
*	Swissfirst AG	16,955	758,676
*	Swisslog Holding AG	462,446	410,798
*	Swissquote Group Holding SA	1,354	137,384
	Tamedia AG	5,300	558,849
	Tecan Group AG	32,878	1,103,759
*	Temenos Group AG	89,607	742,155
*	Tornos Holding SA	32,553	294,226
*	UMS Schweizerische Metallwerke Holding AG, Bern	15,843	184,791
*	Unaxis Holding AG	27,910	3,988,593
	Unilabs SA	21,665	852,779
	Valiant Holding AG	41,283	3,721,745
	Valora Holding AG	7,856	1,465,540
	Vaudoise Assurances Holdings	1,340	147,703
	Villars Holding SA, Fribourg	150	47,843
*	Von Roll Holding AG, Gerlafingen	290,705	533,123
	Vontobel Holdings AG	73,499	1,994,047
	Walliser Kantonalbank	1,120	364,039
*	Wmh Walter Meier Holding AG, Zuerich	4,647	308,112
	Zehnder Holding AG	655	813,991
	Zschokke Holding SA, Geneve	687	446,363
*	Zueblin Holding AG	78,908	685,267
	Zuger Kantonalbank	590	1,529,666
TOTAL COMMON STOCKS
(Cost $113,387,121)			149,877,031

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG Oel & Chemie	18,009	749,325
(Cost $266,229)

INVESTMENT IN CURRENCY — (0.1%)
*	Swiss Francs		747,058
(Cost $741,187)

2

TOTAL — SWITZERLAND
(Cost $114,394,537)			151,373,414

FRANCE — (12.2%)
COMMON STOCKS — (12.2%)
*	Actielec Technologies	19,137	116,723
	Affine	2,102	234,144
*	Alain Afflelou SA	22,030	689,585
*	Alain Manoukian SA	657	24,735
	Ales Groupe SA	18,688	344,360
*	Alten SA	53,456	1,586,435
*	Altran Technologies SA	182,539	1,657,695
	Apem SA	1,000	75,210
	April Group SA	38,091	1,257,568
*	Archos	10,034	208,225
	Ares (Groupe) SA	10,632	59,587
	Arkopharma	18,720	314,771
#	Assystem Brime SA	28,945	721,393
	Aubay SA	17,045	99,775
	Audika SA	22,509	520,652
*	Baccarat SA	1,090	176,344
	Bacou-Dalloz	10,774	1,063,875
#	Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,353,486
	Banque Tarneaud SA	1,000	176,907
#	Beneteau SA	21,831	1,751,158
*	Bigben Interactive	2,100	9,117
	Boiron SA	16,659	456,299
	Boizel Chanoine Champagne SA	600	51,791
	Bonduelle SA	6,723	509,895
	Bongrain SA	13,784	858,781
*	Bricodeal SA	50	2,347
	Bricorama SA	9,379	545,169
	Brioche Pasquier SA	2,888	195,013
	Buffalo Grill SA	1,028	25,453
*	Bull SA	1,122,656	889,037
	Burelle SA	4,030	534,779
*	BVRP SA	11,037	253,580
*	Camaieu SA	4,988	633,186
	Canal Plus SA	192,074	1,699,308
	Carbone Lorraine	40,631	1,830,961
*	CBo Territoria	28,320	151,982
	Cegedim SA	6,902	613,981
	CEGID SA	18,000	631,469
*	Cesar SA	124,547	181,654
	CFF Recycling SA	84,608	2,188,974
*	Cibox Inter@ctive SA	135,470	80,555
	Cie Financiere Pour La Location D’Immeubles Industriels & Commerciaux SA	13,874	816,004
	Clarins SA	8,798	570,559
* #	Club Mediterranee SA	42,017	2,019,414
	Compagnie Internationale Andre Trigano Ciat SA	983	29,242
	Consortium International de Diffusion et de Representation Sante	600	4,744
*	CS Communication et Systemes	4,983	173,240
*	Cybergun	2,121	32,416
	Damartex SA	22,900	807,389
*	Dane-Elec Memory SA	48,938	298,568
	Delachaux SA	1,429	245,128
	Deveaux SA	1,040	84,686
*	Didot-Bottin	1,620	130,009
*	DMC (Dollfus Mieg et Cie)	22,566	111,794
*	Dynaction SA	10,660	229,235
	Electricite de Strasbourg	23,784	3,465,701
	Elior	195,042	2,577,452
	Encres Dubuit SA	4,176	45,822
	Esso SA	3,200	709,949
*	Etam Developpement SA	16,554	542,382
*	Euraltech SA	11,700	19,509
* #	Euro Disney SCA	2,842,808	454,409
	Evialis SA	1,907	81,749
	Exel Industries SA	2,060	156,688
	Explosifs et de Produits Chimiques	524	269,915
	Faurecia SA	24,946	1,839,291
	Fimalac SA	111,143	6,154,459

3

	Fininfo SA	9,760	219,234
	Finuchem SA	8,648	179,875
	Fleury Michon SA	3,100	140,952
	Foncia Groupe	14,661	424,343
	Francois Freres (Tonnellerie) SA	3,150	105,729
*	Gantois Series A	647	11,801
	Gascogne SA	6,472	504,309
	Gaumont SA	14,607	995,930
*	GCI (Groupe Chatellier Industrie SA)	7,258	895
*	Geci International	44,471	109,629
* #	Generale de Geophysique SA	24,481	2,490,749
	Generale de Sante	56,153	2,003,845
	Generale Location SA	10,370	335,278
	Geodis SA	4,379	452,678
	Gevelot	3,584	254,686
*	GFI Informatique SA	85,266	558,918
	Gifi	4,678	160,139
*	Ginger (Groupe Ingenierie Europe)	2,600	47,591
	Grands Moulins de Strasbourg	110	67,175
#	Groupe Bourbon SA	31,816	2,310,383
	Groupe Crit	6,900	220,146
*	Groupe Flo SA	22,019	194,237
*	Groupe Focal SA	1,400	13,779
*	Groupe Go Sport SA	2,207	185,689
	Groupe Guillin SA	1,200	90,331
#	Groupe Open SA	8,551	120,168
	Groupe Steria	30,217	1,450,266
	Guerbet SA	2,103	227,961
	Guyenne et Gascogne SA	26,000	2,995,033
	Havas SA	62,300	341,153
	Hyparlo SA	11,028	420,957
	IDSUD	814	32,112
*	IEC Professionnel Media	19,353	62,552
	Iliad SA	36,238	1,521,408
*	IMS International Metal Service SA	12,630	194,905
	Industrielle et Financiere d’Entreprise SA	300	70,041
* #	Infogrames Entertainment SA	277,140	495,205
	Ingenico SA	61,820	799,788
	Ipsos SA	8,646	960,030
	Kaufman et Broad SA	12,332	875,524
	Lafuma SA	933	78,271
	Laurent-Perrier	6,059	333,956
	Lectra Systemes SA	23,092	121,570
	Lisi SA	7,827	560,441
*	LVL Medical Groupe SA	15,338	183,499
	Manitou SA	44,368	1,858,881
	Manutan International SA	5,104	265,502
*	Marie Brizard & Roger International SA	1,485	163,927
*	Matussiere et Forest SA	13,600	48,657
*	Medidep SA	10,834	400,048
*	Metaleurop SA	35,449	23,616
	MGI Coutier SA	2,753	113,712
*	MoneyLine	1,336	48,013
	Montupet SA	32,450	721,840
	Mr. Bricolage SA	6,600	124,221
	Nexans	45,045	2,035,380
	Norbert Dentressangle	8,372	425,451
	NRJ Group	55,107	1,238,539
	Oberthur Card Systems SA	53,640	479,519
* #	Oeneo	54,321	95,156
*	Orpea	20,192	1,057,396
*	Otor SA	13,700	79,438
*	Paris Orleans et Cie SA	2,832	890,510
	Passat SA	3,843	48,336
* #	Penauille Polyservices SA	15,300	143,276
	Petit Forestier SA	3,043	130,355
	Pierre & Vacances	7,816	596,643
	Pinguely-Haulotte SA	32,337	599,980
	Plastic Omnium SA	30,846	921,041
	Plastivaloire SA	1,700	42,364
	Prosodie SA	5,183	124,654
	Provimi SA	37,647	877,183
	PSB Industries SA	6,200	270,497
	Radiall SA	1,340	95,018
	Rallye SA	36,075	1,729,660

4

	Remy Cointreau SA	32,945	1,526,980
*	Rhodia SA	568,095	1,087,653
	Robertet SA	2,183	304,316
	Rodriguez Group SA	23,307	1,336,625
	Rougier SA	2,040	161,344
	Rubis SA	14,581	1,088,906
*	S.T. Dupont SA	3,800	21,473
	Sabeton SA	13,500	209,560
	Samse SA	4,400	760,448
	Sasa Industries SA	2,198	77,112
*	Saveurs de France-Brossard	3,731	231,996
	Scor SA	2,058,263	4,067,536
	SDR de Bretagne SA	3,305	83,664
	SEB SA Prime Fidelite 2002	18,992	2,143,376
	Sechilienne-Sidec	2,200	1,022,902
	Securidev SA	1,500	25,394
	Signaux Girod SA	600	49,160
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	21,593	2,245,969
	Smoby SA	761	82,635
	Societe du Louvre SA	14,513	2,607,989
	Societe Industrielle D’Aviations Latecoere SA	12,261	519,150
	Societe Pour L’Informatique Industrielle SA	3,023	165,410
*	Sogeclair SA	48	1,778
*	Solving International SA	6,829	48,516
	Somfy Interational SA	22,900	4,650,446
	Sopra SA	7,618	498,733
*	Spir Communication SA	3,568	779,624
#	SR Teleperformance	90,928	2,798,672
	Stallergenes SA	5,369	726,031
	Ste Virbac SA	12,385	498,673
	Stef-Tfe SA	3,591	543,832
	Sucriere de Pithiviers-le-Vieil	1,825	1,279,113
*	Sylis SA	9,782	52,797
	Synergie SA	8,000	271,000
	Taittinger SA	12,700	5,191,632
*	Teamlog SA	9,004	34,157
	Tessi SA	2,315	140,138
*	Tipiak SA	176	17,169
	Touax (Touage Investissement SA)	10,378	264,869
	Toupargel-Agrigel SA	6,200	217,397
	Trigano SA	16,286	1,466,586
* #	Ubi Soft Entertainment SA	29,740	1,530,117
	Unilog SA	20,794	1,604,311
*	Union Financiere de France Banque SA	2,465	119,226
#	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	8,400	3,529,594
*	Valtech, La Defense	187,303	178,481
	Viel et Compagnie	44,339	191,849
	Vilmorin et Cie SA	2,349	455,768
	VM Materiaux SA	844	124,783
	Vranken Monopole	3,217	153,914
*	XRT	67,181	112,293
TOTAL COMMON STOCKS
(Cost $82,965,399)			135,518,784

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	24,800	9,485
*	Ales Groupe SA Warrants 03/23/09	316	2,339
*	Ginger (Groupe Ingenierie Europe) Warrants 09/30/05	2,600	96
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Groupe Open SA Warrants 10/21/06	1,000	617
*	Oeneo Warrants 08/26/06	14,365	354
*	Prosodie SA Warrants 10/28/06	900	400
*	Ubi Soft Entertainment SA Warrants 05/14/06	4,100	4,603
TOTAL RIGHTS/WARRANTS
(Cost $20,863)			17,894

TOTAL — FRANCE
(Cost $82,986,262)			135,536,678

GERMANY — (11.3%)
COMMON STOCKS — (11.3%)

5

*	3U Telecom AG	69,676	90,963
	A.S. Creation Tapeton AG	2,900	98,216
*	AAP Implantate AG	24,608	52,253
*	Aareal Bank AG	53,361	1,766,986
*	Acg AG Fuer Chipkarten und Informationssysteme	16,940	11,208
*	Ackermann-Goeggingen AG	8,100	174,781
*	AC-Service AG	6,523	44,354
*	Adlink Internet Media AG	42,605	184,386
*	Adva AG Optical Networking	39,883	274,267
	Agrob AG	5,800	54,035
* #	Aixtron AG	74,124	251,816
*	Allbecon AG	16,208	51,758
	Amadeus Fire AG	10,442	90,433
	Andreae-Noris Zahn AG, Anzag	27,200	1,159,612
*	Articon Integralis AG	14,031	60,877
	Atoss Software AG	3,700	36,593
*	Augusta Technologie AG	2,174	13,122
	Ava Allgemeine Handelsgesellschaft der Verbraucher AG	35,814	2,128,061
	AWD Holding AG	61,047	2,494,009
	Baader Wertpapier Handelsbank AG	27,351	171,121
	Balda AG	46,340	591,644
*	Basler AG	3,200	55,498
* #	Beate Uhse AG	56,241	440,936
#	Bechtle AG	25,498	565,495
	Berliner Elektro Holding AG	22,761	242,430
	Bertrandt AG	9,850	106,892
	Beta Systems Software AG	2,850	40,340
*	Bien-Haus AG	2,400	23,745
	Bilfinger & Berger Bau AG	68,401	3,534,531
*	Biolitec AG	8,000	39,021
	Biotest AG	11,886	343,080
*	BKN International AG	17,600	87,911
*	BMP AG	10,600	28,888
	Boewe Systec AG	7,866	425,960
*	Borussia Dortmund GMBH & Co. KGAA	21,650	62,479
	Bremer Energiekonto AG	14,700	35,069
*	Broadnet Mediascape Communications AG	20,624	76,243
*	CBB Holding AG	102,602	17,215
*	Ce Consumer Electronic AG	21,600	23,581
*	Ceag AG	20,670	138,180
	Cenit AG Systemhaus	7,975	222,982
*	Centrotec Hochleistungskunststoffe AG	13,684	422,893
	Cewe Color Holding AG	8,187	497,593
*	CNV Vermoegensverwaltungs AG	6,625	76,862
	Comdirect Bank AG	120,666	947,561
	Computerlinks AG	5,700	88,438
*	Condomi AG	1,800	2,263
*	COR AG Insurance Technologies	11,637	39,304
*	CTS Eventim AG	14,800	710,136
	Curanum AG	21,500	119,866
*	D. Logistics AG	43,461	114,042
#	DAB Bank AG	103,989	889,530
	Data Modul AG	3,913	58,453
*	DEAG Deutsche Entertainment AG	26,440	77,504
	Deutsche Euroshop AG	30,722	1,825,904
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	57,639
*	Deutz AG	137,368	762,137
	Dierig Holding AG	10,500	129,538
	Dis Deutscher Industrie Service AG	18,524	993,050
	Douglas Holding AG	79,507	3,108,535
	Dr. Hoenle AG	8,769	91,378
*	Drillisch AG	55,408	285,110
*	Duerr Beteiligungs AG	17,593	326,808
	DVB Bank AG	7,124	1,228,803
*	Easy Software AG	13,167	93,413
	Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	51,124
*	Elexis AG	14,892	315,725
	Elmos Semiconductor AG	23,218	353,826
	ElreingKlinger AG	6,000	243,253
* #	Em.TV AG	118,273	795,228
*	Emprise Management Consulting AG	8,950	22,535
*	EMS New Media AG	28,042	68,404
*	Epcos AG	122,371	1,518,768
	Erlus Baustoffwerke AG	297	131,657
*	Escada AG	20,520	481,112

6

	Euwax AG	1,313	48,340
*	Evotec Biosystems AG	112,352	370,072
	Feilmann AG	29,181	2,170,197
* #	FJA AG	9,889	53,729
*	FJH AG	1,318	7,161
	Fortec Elektronik AG	1,709	81,913
	Freenet.De AG	50,400	1,404,250
	Fuchs Petrolub AG Oel & Chemie	20,079	786,645
*	Geratherm Medical AG	4,799	36,910
	Gerry Weber International AG	25,804	377,985
*	Gesco AG	4,020	146,428
	GFK AG	45,483	1,621,914
*	GFT Technologies AG	22,600	52,371
*	Girindus AG	12,227	105,120
*	GPC Biotech AG	39,562	489,870
#	Grenkeleasing AG	15,958	837,857
	Grundstuecks & Baugesellschaft AG	3,567	145,334
	Gwag Bayerische Wohnungs- Aktiengesellschaft AG	3,383	191,986
	Hamborner AG	21,000	748,613
	Hawesko Holdings AG	5,291	209,718
*	Herlitz AG	6,962	42,330
	Hochtief AG	34,000	1,391,387
*	Hoeft & Wessel AG	11,847	99,089
	Hucke AG	8,300	34,173
	Hugo Boss AG	25,100	829,178
	Hutschenreuther AG	2,800	35,580
	Hyrican Informations Systeme AG	3,883	44,120
*	I-D Media AG	9,700	28,098
	IFA Hotel & Touristik AG	7,000	68,020
*	IM International Media AG	61,123	67,829
	Indus Holding	17,027	520,421
*	InfoGenie Europe AG	98,383	448,133
*	Inka AG Fuer Beteiligungen	30	5,107
*	Innovation in Traffic Systems AG	12,300	74,290
	Interseroh AG	11,845	369,983
*	Intershop Deutschland AG	15,053	34,619
*	Intertainment AG	8,500	19,918
*	Isra Vision Systems AG	3,650	84,972
*	itelligence AG	18,143	42,342
	IVG Immobilien AG	143,237	3,047,346
*	IVU Traffic Technologies AG	15,376	27,784
	Iwka AG	44,442	1,057,488
*	Jack White Productiions AG	10,297	118,284
*	Jenoptik AG	101,045	978,775
	K & S Aktiengesellschaft AG	129,500	8,143,055
	Kampa-Haus AG	10,375	71,000
	Keramag Keramische Werke AG	13,000	915,775
	Kloeckner-Werke AG	53,211	772,292
*	Kontron AG	92,611	716,337
	Krones AG	10,180	1,099,579
*	KSB AG	2,387	455,361
	KWS Kleinwanzlebener Saatzucht AG	1,650	1,342,032
*	Leica Camera AG	1,466	14,534
*	Leifheit AG	12,500	350,173
	Leoni AG	112,500	3,470,319
*	Loewe AG	7,100	106,009
	LPKF Laser & Electronics AG	12,071	72,763
*	Mania Technologie AG	12,670	19,477
	Masterflex AG	4,400	181,654
*	Maxdata AG	32,897	152,985
*	Mediclin AG	38,553	95,414
*	Medigene AG	20,165	203,525
	Medion AG	45,454	724,729
*	Mensch und Maschine Software AG	13,843	96,123
	Mobilcom AG	106,387	2,629,400
*	Mologen AG	10,164	68,950
* #	Morphosys AG	6,656	274,879
*	Mosaic Software AG	5,200	10,388
	Muehlabauer Holdings AG & Co. KGAA	7,423	385,980
	MVV Energie AG	59,215	1,376,787
*	MWG Biotech AG	30,700	11,847
	Nemetschek AG	11,159	219,358
*	Neschen AG	5,800	22,162
*	Net AG Infrastructure, Software & Solutions	45,649	89,003
*	Nexus AG	25,033	131,265

7

	Norddeutsche Affinerie AG	73,922	1,669,188
	Norddeutsche Steingutfabrik AG	5,960	58,131
*	Nordwest Handel AG	3,244	24,982
*	November AG	9,018	45,874
	Ohb Teledata	16,598	154,140
	Oldenburgische Landesbank AG	1,463	99,048
*	Pandatel AG	5,700	9,879
	Paragon AG	22,134	440,779
*	Parsytec AG	14,700	51,055
	PC-Spezialist Franchise AG	2,462	23,561
	PC-Ware Information Technologies AG	5,100	80,856
*	Personal & Informatik AG	5,900	92,397
	Pfeiffer Vacuum Technology AG	18,478	914,653
*	Pfleiderer AG	51,351	992,792
*	Pironet NDH AG	10,964	60,496
*	Pixelpark AG	9,740	18,508
*	Plambeck Neue Energien AG	19,350	21,080
*	Plasmaselect AG	23,788	228,957
*	Plenum AG	9,300	14,844
*	Primacom AG	35,190	182,292
*	Produkte und Syteme der Informationstechnologie AG	24,505	133,675
	Progress-Werk Oberkirch AG	5,000	212,813
*	Pulsion Medical Systems AG	14,442	86,700
*	PVATepla AG	18,750	95,999
*	Qiagen NV	386,783	4,895,686
* #	Qs Communications AG	124,164	609,552
	Rational AG	15,083	1,587,523
*	Realtech AG	3,650	28,391
	Renk AG	19,400	685,037
*	REpower Systems AG	5,272	121,126
	Rheinmetall Berlin AG	45,000	2,682,795
	Rhoen Klinikum AG	48,214	1,873,498
*	Rinol AG	5,900	15,419
*	Rohwedder AG	4,860	46,196
*	Ruecker AG	7,800	63,390
* #	S.A.G. Solarstrom AG	14,178	122,688
	Salzgitter AG	95,909	3,580,944
	Sartorius AG	21,703	557,986
	Schlott Sebaldus AG	7,440	255,467
	Schwarz Pharma AG	30,101	1,509,887
*	Secunet Security Networks AG	8,321	118,669
	Sektkellerei Schloss Wachenheim AG	15,120	189,083
*	Senator Entertainment AG	980	1,508
* #	SGL Carbon AG	134,839	1,873,696
*	SHS Informationssysteme AG	16,831	71,991
*	Silicon Sensor International AG	2,122	29,981
*	Singulus Technologies AG	46,050	643,952
	Sinner AG, Karlsruhe	4,160	61,586
*	SinnerSchrader AG	8,412	14,442
	Sixt AG	19,433	529,567
*	Sm Wirtschaftsberatungs AG	3,350	24,771
	Software AG	44,481	2,107,537
	Stada Arzneimittel AG	120,911	4,223,354
	Stahl (R.) AG	6,300	163,084
*	Steag Hamtech AG	35,473	73,019
*	Stoehr & Co. AG	16,000	73,035
*	Strabag AG	4,840	334,278
	Stratec Biomedical Systems AG	3,200	159,670
	Stuttgarter Hofbraeu AG	18,000	612,902
	Sued-Chemie AG	29,146	1,553,366
*	Suess Microtec AG	19,477	119,036
	Syskoplan AG	3,300	25,791
	Syzygy AG	18,000	103,392
	Takkt AG	87,707	940,308
*	TDS Informationstechnologie AG	10,411	27,677
*	Techem AG	29,076	1,262,449
	Technotrans AG	11,898	243,757
*	Telegate AG	20,500	455,296
	Teles AG Informationstechnologien	26,657	239,677
*	Textilgruppe Hof AG	12,170	106,426
*	TFG Venture Capital AG & Co. KGAA	23,262	68,340
*	Tomorrow Focus AG	42,650	123,144
	TTL Information Technology AG	6,400	21,573
*	TV Loonland AG	7,000	18,953
	Umweltbank AG	7,227	88,253

8

	United Internet AG	88,626	2,964,145
*	Utimaco Safeware AG	30,830	308,958
*	Value Management & Research AG	27,950	163,572
*	Varetis AG	11,100	149,733
*	VBH (Vereinigter Baubeschlag-Handel) AG	9,415	30,977
*	Vereinigte Deutsche Nickel-Werke AG	12,150	5,537
*	Vivacon AG	27,691	702,453
	Vossloh AG	21,469	1,238,413
*	W.O.M. World of Medicine AG	19,193	74,895
	Wanderer-Werke AG	7,903	389,997
*	WaveLight Laser Technologies AG	9,102	199,038
*	WCM Beteiligungs AG	440,394	234,329
	Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	76,391
	Wuerttembergische Lebensversicherung AG	14,027	332,148
	Wuerttembergische Metallwarenfabrik AG	30,330	535,095
*	Zapf Creation AG	7,500	84,841
TOTAL COMMON STOCKS
(Cost $85,924,071)			125,360,566

RIGHTS/WARRANTS — (0.0%)
*	FJH AG Rights 09/02/05	4	0
*	Leica Camera AG Rights 08/24/05	13,200	0
TOTAL RIGHTS/WARRANTS
(Cost $18,908)			0

TOTAL — GERMANY
(Cost $85,942,979)			125,360,566

SWEDEN — (7.3%)
COMMON STOCKS — (7.3%)

* #	Active Biotech AB	50,000	343,930
	Addtech AB Series B	32,500	340,253
	Alfa Laval AB	18,600	321,375
*	Alfaskop AB	3,200	339
	Angpannefoereningen AB Series B	10,800	262,569
*	Anoto Group AB	134,833	343,638
	Aros Quality Group AB	7,900	129,518
*	Artimplant AB Series B	46,000	38,099
	Axfood AB	73,400	1,847,702
#	Axis AB	76,994	426,777
	B & N Bylock & Nordsjoefrakt AB Series B	83,600	376,541
	Ballingslov International AB	15,300	281,734
	Beiger Electronics AB	11,700	144,336
	Beijer AB Series B	11,700	231,822
	Beijer Alma AB Series B	10,400	228,835
	Bergman & Beving AB Series B	36,200	470,258
	Biacore International AB	11,150	296,872
	Bilia AB Series A	116,725	2,239,155
	Billerud AB	58,700	728,078
*	BioGaia AB Series B	21,000	42,275
*	Boliden AB	461,900	2,241,270
*	Bong Ljungdahl AB	13,000	92,802
*	Boras Waefveri AB Series B	8,600	31,577
*	Boss Media AB	73,700	242,284
*	Capio AB	168,100	3,069,261
	Capona AB	25,400	347,675
#	Carbo AB	40,400	967,135
	Castellum AB	68,700	2,421,920
*	Clas Ohlson AB Series B	59,150	1,141,757
	Cloetta AB Series B	22,250	671,847
	Concordia Maritime AB Series B	46,300	209,064
*	Consilium AB Series B	5,246	21,202
	D. Carnegie & Co. AB	88,200	1,032,113
*	Doro AB Series A	400	1,673
*	Duroc AB Series B	2,700	7,173
*	Elekta AB	44,000	1,991,438
	Elverket Vallentuna AB	8,650	56,182
*	Enea Data AB Series B	527,000	332,095
	Eniro AB	288,700	3,255,827
	Expanda AB	6,547	34,755
	Fabege AB	164,145	2,897,729
	Fagerhult AB	14,100	220,395

9

* #	Framtidsfabriken AB	1,806,000	163,105
*	Frontec AB Series B	50,800	67,359
	Getinge AB	176,604	2,461,331
	Geveko AB Series B	8,300	216,614
*	Glocalnet AB	187,500	88,280
	Gunnebo AB	57,600	568,204
*	Gunnebo Industrier AB	10,000	117,797
	Haldex AB	41,600	751,996
	Heba Fastighets AB Series B	13,500	228,941
	Hexagon AB	10,716	210,256
	Hiq International AB	58,889	334,510
	HL Display AB Series B	6,000	92,500
	Hoganas AB Series B	38,200	966,423
*	IBS AB Series B	95,200	270,781
* #	Industrial & Financial Systems AB Series B	288,600	309,758
*	Intentia International AB Series B	171,420	465,324
*	Intrum Justitia AB	115,700	1,052,764
*	Invik and Co. AB Series B	15,540	97,699
*	JM AB	49,600	1,844,095
	Karlshamns AB	23,800	432,401
	Kinnevik Investment AB	155,400	1,323,332
*	Klippans Finpappersbruk AB	5,800	8,919
	Klovern AB	189,976	578,874
	Kungsleden AB	78,800	2,019,827
	Lagercrantz Group AB Series B	31,800	99,044
*	LB Icon AB	18,730	121,600
	Lennart Wallenstam Byggnads AB Class B	83,500	949,497
	Lindex AB	23,500	1,237,765
	Ljungberg Gruppen AB Series B	3,800	96,668
*	Lundin Mining Corp.	4,322	45,678
*	Lundin Petroleum AB	322,400	3,982,772
*	Mandator AB	220,520	41,727
	Meda AB Series A	67,125	1,200,916
*	Medivir Series B	10,650	87,143
*	Micronic Laser Systems AB	66,500	723,339
*	Modern Times Group AB Series B	48,700	1,748,345
*	Munters AB	31,650	743,428
	Naerkes Elektriska AB Series B	6,150	101,628
	NCC AB Series B	118,100	2,071,467
	Nefab AB	20,400	127,464
*	Net Insight AB Series B	729,000	226,272
	New Wave Group AB Series B	41,600	349,500
#	Nibe Industrier AB	25,900	662,445
	Nobia AB	93,500	1,656,453
	Nolato AB Series B	42,840	367,420
	Observer AB	145,056	614,535
	OEM International AB Series B	7,100	138,323
*	OMHEX AB	149,100	1,927,999
	Orc Software AB	16,500	125,516
*	Ortivus AB	23,007	88,610
	Partnertech AB	13,900	156,364
	PEAB AB Series B	105,200	1,202,852
*	Pergo AB	58,300	293,071
	Poolia AB Series B	18,150	80,557
	Prevas AB Series B	16,000	35,517
* #	Pricer AB Series B	1,391,500	202,669
*	Proact It Group AB	22,500	63,329
*	Proffice AB	72,800	129,616
	Profilgruppen AB	4,000	32,274
	Protect Data AB	15,000	242,041
*	PyroSequencing AB	51,940	67,682
	Q-Med AB	34,000	870,779
*	Readsoft AB Series B	40,800	158,237
#	Rottneros Bruk AB	366,600	337,023
	Salus Ansvar AB Series B	12,900	60,743
	Sardus AB	11,200	145,247
*	Scribona AB Series A	40,100	93,412
*	Scribona AB Series B	56,300	115,333
*	Semcon AB	25,900	192,343
* #	Sigma AB Series B	25,800	44,680
*	Sintercast AB	8,200	76,901
*	Skanditek Industrifoervaltnings AB	63,975	216,693
	Skistar AB	25,400	505,202
	SSAB Swedish Steel Series A	60,300	1,663,521
	SSAB Swedish Steel Series B	17,100	443,542

10

*	Studsvik AB	8,700	187,676
	Sweco AB Series B	23,450	535,150
* #	Switchcore AB	185,784	34,198
*	Teleca AB Series B	73,000	329,397
*	Telelogic AB	495,200	1,159,994
*	Teligent AB	26,200	92,982
*	Ticket Travel Group AB	27,152	64,011
#	Trelleborg AB Series B	173,600	2,938,276
	TV 4 AB Series A	22,200	459,690
	Uniflex AB Series B	3,630	23,021
	VBG AB Series B	271	6,545
*	Vitrolife AB	18,500	55,877
*	Wedins Skor & Accessoarer AB	18,900	150,409
	Westergyllen AB Series B	8,600	63,801
*	Wihlborgs Fastigheter AB	32,829	806,022
	Wilh. Sonesson AB Series A	4,160	13,765
	Wilh. Sonesson AB Series B	4,160	12,121
	WM-Data AB Series B	652,600	1,834,684
	Xponcard Group AB	3,900	90,050
TOTAL COMMON STOCKS
(Cost $49,916,873)			80,875,221

INVESTMENT IN CURRENCY — (0.0%)
*	Swedish Krona		121,276
(Cost $120,136)
TOTAL — SWEDEN
(Cost $50,037,009)			80,996,497

NETHERLANDS — (7.1%)
COMMON STOCKS — (7.1%)
	Aalberts Industries NV	57,398	2,980,456
	Accell Group NV	24,359	562,987
	AFC Ajax NV	13,446	161,457
#	Airspray NV	8,633	235,227
	AM NV	156,893	1,871,311
#	Arcadis NV	28,540	778,063
* #	ASM International NV	92,464	1,432,429
*	Atag Group NV	4,630	1,657
	Athlon Groep NV	34,250	883,540
	Batenburg Beheer NV	3,000	146,667
*	Begemann Groep NV	11,909	54,361
*	Begemann Groep NV Series B	13,451	3,153
	Beter Bed Holding NV	16,370	574,863
	Boskalis Westminster NV	65,442	2,867,303
	Brunel International NV	61,321	990,644
	Buhrmann NV	252,113	3,082,310
* #	Crucell NV	90,578	1,993,123
* #	Draka Holding NV	29,614	465,474
*	Econosto NV	32,113	117,616
	Eriks Group NV	22,542	862,109
	Exact Holding NV	53,091	1,464,231
	Fornix Biosciences NV	8,767	206,998
*	Fox Kids Europe NV	94,135	1,556,080
	Gamma Holding NV	15,705	718,098
	Gemeenschappeljk Bezit Crown van Gelder NV	12,000	295,165
	Getronics NV	324,904	3,798,861
	Grolsche NV	32,100	921,551
	Grontmij NV	7,109	476,203
* #	Hagemeyer NV	1,444,962	3,949,376
#	Heijmans NV	60,267	2,992,717
*	Hitt NV	3,804	29,093
	ICT Automatisering NV	15,356	252,577
#	Imtech NV	50,176	1,811,823
	Kas Bank NV	42,888	979,536
*	Kendrion NV	251,110	536,814
	Koninklijke Bam NV	47,503	3,614,732
*	Koninklijke Frans Maas Groep NV	12,349	361,069
	Koninklijke Ten Cate NV	16,195	1,600,783
	Koninklijke Vopak NV	58,130	1,676,838
* #	Laurus NV	92,984	321,298
	MacIntosh NV	15,590	664,662
*	Maverix Capital NV	1,500	70,321

11

	Nederlandsche Apparatenfabriek	14,000	487,627
	NH Hoteles SA	21,703	321,300
#	Nutreco Holding NV	79,386	3,547,787
	Oce NV	227,881	3,441,131
	Opg Groep NV Series A	32,342	2,636,802
*	Ordina NV	81,903	1,296,815
*	Pharming Group NV	192,100	868,410
*	Prolion Holding NV	452,604	27,919
	Reesink NV	2,050	187,328
	Roto Smeets de Boer NV	2,640	163,145
	Rubber Cultuur Maatschappij Amsterdam NV	40,800	179,774
*	Samas-Groep NV	30,988	245,283
*	Seagull Holding NV	6,767	24,588
* #	Semiconductor Industries NV	89,295	414,493
	Sligro Food Group NV	47,787	1,992,496
#	Smit Internationale NV	20,578	1,218,920
	Stern Groep NV	1,236	41,132
	Stork NV	82,937	4,144,974
	Telegraaf Media Groep NV	46,153	1,081,772
*	Textielgroep Twenthe NV	1,000	3,084
*	Tulip Computers NV	150,799	33,390
	Twentsche Kabel Holding NV	18,244	853,088
*	Unit 4 Agresso NV	33,672	566,303
	United Services Group NV	41,164	1,200,066
	Univar NV	47,480	1,835,092
	Van Der Mollen Holding NV	69,136	349,380
* #	Versatel Telecom International NV	1,041,167	2,860,197
	Wegener Arcade NV	70,830	830,169

TOTAL — NETHERLANDS
(Cost $55,893,669)			79,216,041

ITALY — (6.4%)
COMMON STOCKS — (6.4%)
	Acea SpA	163,000	1,806,017
	Acegas SpA	37,981	396,654
*	Actelios SpA	25,801	287,859
	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	122,707	996,669
	Aem Torino SpA	507,240	1,263,464
	Aeroporto de Firenze SpA	6,000	93,800
*	Alitalia Linee Aeree Italiane SpA Series A	3,706,002	1,145,304
	Amplifon SpA	18,242	1,210,659
	Astaldi SpA	99,769	633,571
	Azienda Mediterranea Gas e Acqua SpA	360,014	742,597
#	Banca Ifis SpA	19,351	291,658
	Banca Intermobiliare di Investimenti e Gestoni SpA	132,998	1,188,090
#	Banca Popolare Dell’etruria e Del Lazio Scrl	59,327	946,583
	Banca Profilo SpA	114,243	278,854
	Banco di Desio e della Brianza SpA	109,105	970,309
#	Banco Piccolo Valellinese Scarl SpA	115,499	1,625,682
*	Beghelli SpA	142,000	130,108
	Benetton Group SpA	8,444	83,169
	Beni Stabili SpA, Roma	1,309,500	1,412,917
	Biesse SpA	17,100	124,465
	Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma	9,675	380,536
	Bremba SpA	74,782	570,307
	Buzzi Unicem SpA	94,100	1,485,450
	Caltagirone Editore SpA	132,868	1,188,300
	Caltagirone SpA	178,399	1,508,377
	CAMFIN (Cam Finanziaria)	36,527	90,273
	Carraro SpA	34,400	181,482
	Cementir Cementerie del Tirreno SpA	249,704	1,244,947
	Centrale del Latte di Torino & Co. SpA	4,182	23,854
	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,814,785
*	Cirio Finanziaria SpA	175,000	37,566
#	Class Editore SpA	83,868	192,616
* #	CMI SpA	90,302	350,450
*	Coats Cucirini SpA	30,000	45,093
*	Compagnia Immobiliare Azionaria	44,000	11,707
	Credito Artigiano SpA	114,446	473,557
	Credito Bergamasco SpA	6,102	212,953
#	Cremonini SpA	135,428	385,364
*	CSP International Industria Calze SpA	10,000	13,262

12

#	Danieli & C.Officine Meccaniche SpA	66,500	458,995
	Davide Campari - Milano SpA	275,990	2,258,741
	De Longhi SpA	139,386	442,850
* #	Ducati Motor Holding SpA	129,900	183,828
	Emak SpA	27,000	161,899
#	Ergo Previdenza SpA	95,165	597,458
	Esprinet SpA	37,000	275,638
*	Fiera Milano SpA	10,193	127,151
*	Finarte Casa d’Aste SpA (Milano)	56,266	59,650
*	Finarte Partecipazioni Pro Arte SpA	242,693	24,462
* #	Finmatica SpA	35,900	100,937
	Gabetti Holding SpA	55,000	282,937
	Gefran SpA	11,000	65,049
* #	Gemina SpA	331,283	775,485
	Gewiss SpA	221,700	1,316,861
*	Giovanni Crespi SpA	49,200	54,712
	Granitifiandre SpA	33,237	310,340
	Gruppo Ceramiche Ricchetti SpA	41,000	85,725
	I Grandi Viaggi SpA	28,100	41,316
*	Immobiliare Lombardia SpA	425,000	138,463
	Immsi SpA	373,100	809,807
*	Impregilo SpA	650,404	2,704,553
	Industria Macchine Automatique SpA	33,671	453,267
	Industria Romagnola Conduttori Elettrici SpA	17,500	66,636
	Industrie Zignago S. Margherita SpA	52,000	1,193,812
*	Intek SpA	186,154	168,897
	Interpump Group SpA	75,402	527,035
*	ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	336,406
	Italmobiliare SpA, Milano	20,975	1,507,253
*	Juventus Footbal Club SpA	98,000	170,283
	La Doria SpA	22,000	70,229
	Lavorwash SpA	10,000	40,588
	Linificio and Canapificio Nazionale SpA	28,995	119,725
	Maffei SpA	52,500	132,520
	Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	748,677
	Mariella Burani Fashion Group SpA	26,077	353,489
*	Meliorbanca SpA	90,667	341,881
	Merloni Elettrodomestici SpA	155,000	1,808,097
	Milano Assicurazioni SpA	170,900	1,207,422
	Mirato SpA	12,000	109,201
	Modena Energia Territorio Ambiente SpA	140,840	504,921
	Monrif SpA	150,000	246,349
*	Montefibre SpA	143,130	79,023
	Navigazione Montanari SpA	110,917	379,926
*	Negri Bossi SpA	13,700	32,963
*	NGP SpA	17,891	7,725
*	Olidata SpA	20,000	25,914
*	Opengate Group SpA	4,000	9,425
*	Pagnossin SpA	9,000	11,278
*	Partecipazioni Italiane SpA	41,062	14,387
	Permasteelisa SpA	24,470	415,197
	Pininfarina SpA	31,285	934,661
	Pirelli & C.Real Estate SpA	9,600	553,390
	Poligrafici Editoriale SpA	132,000	316,439
	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	342,051	788,367
	Premuda SpA	115,214	237,229
*	Ratti SpA	31,768	22,000
	Recordati SpA	234,576	1,792,698
*	Reno de Medici SpA, Milano	332,210	274,781
*	Richard-Ginori 1735 SpA	140,800	107,629
	Risanamento Napoli SpA	304,043	1,224,754
	Sabaf SpA	9,200	196,814
	SAES Getters SpA	14,750	302,239
*	Schiapparelli 1824 SpA, Milano	831,000	55,853
*	Seat Pagine Gialle SpA, Torino	1,927,737	1,062,594
*	Sirti SpA	29,967	82,837
	SISA (Societa Imballaggi Speciali Asti SpA)	65,000	204,006
*	SNIA SpA	227,590	28,553
*	Societa Partecipazioni Finanziarie SpA	54,060	44,420
	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,285,047
	Socotherm SpA	29,770	471,876
	Sogefi SpA	182,500	1,069,214
	Sol SpA	81,830	459,367
*	Sorin SpA	341,385	984,693
*	STA Metallurgica Italiana SpA	282,640	211,014

13

	Stefanel SpA	54,400	296,295
	Targetti Sankey SpA	14,500	97,963
*	Tecnodiffusione Italia SpA	3,332	8,221
	Terme Demaniali di Acqui SpA	532,000	781,261
*	Tiscali SpA	296,735	899,601
#	Tod’s Group SpA	30,476	1,766,813
	Trevi-Finanziaria Industriale SpA	52,400	181,747
*	Valentino Fashion Group	138,000	3,319,886
*	Vemer Siber Group SpA	46,000	21,655
*	Viaggi del Ventaglio SpA	58,380	73,826
	Vianini Industria SpA	52,520	206,080
	Vianini Lavori SpA	180,752	1,798,284
	Vittoria Assicurazioni SpA	51,500	524,571
*	Zucchi (Vincenzo) SpA	144,350	670,552

TOTAL — ITALY
(Cost $43,697,636)			71,555,921

FINLAND — (4.9%)
COMMON STOCKS — (4.9%)
	Alandsbanken AB Series B	7,790	184,206
*	Aldata Solutions Oyj	124,635	287,617
	Amanda Capital Oyj	25,870	68,812
	Amer-Yhtymae Oyj Series A	141,760	2,597,432
	Aspo Oyj	42,300	363,529
	Aspocomp Group Oyj	25,476	118,468
	Basware Oyj	7,050	82,655
*	Benefon Oyj	156,300	66,211
*	Biotie Therapies Oyj	39,754	36,743
	Capman Oyj Series B	12,485	42,230
	Componenta Oyj	11,200	99,663
	Comptel Oyj	149,541	314,261
	Efore Oyj	25,840	64,419
	Elcoteq Network Oyj	44,060	909,781
#	Elektrobit Group Oyj	138,920	426,585
	Elisa Communications Corp.	83,260	1,515,762
*	eQ Oyj	23,900	61,677
	Etteplan Oyj	6,000	44,957
*	Evox Rifa Group Oyj	189,210	21,097
	Finnair Oyj	118,150	1,359,432
	Finnlines Oyj	78,360	1,392,002
	Fiskars Oyj AB Series A	82,728	1,097,091
* #	F-Secure Oyj	156,528	323,352
#	HK Ruokatalo Oyj Series A	44,760	510,202
	Honkarakenne Oyj Series B	3,030	17,818
	Huhtamaki Van Leer Oyj	147,650	2,406,671
	Ilkka-Yhtyma Oyj	19,360	253,472
*	Incap Oyj	11,000	25,161
	J.W. Suominen Yhtyma Oyj	17,955	79,332
	Jaakko Poyry Group Oyj	16,810	555,131
	Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B	4,500	74,392
	KCI Konecranes International Oyj	29,900	1,392,595
	Kemira GrowHow Oyj	25,160	198,640
	Kemira Oyj	139,200	1,959,871
	Kesko Oyj	32,060	916,285
	Laennen Tehtaat Oyj	8,670	149,954
	Lassila & Tikanoja Oyj	68,276	1,348,964
#	Lemminkainen Oyj	16,600	535,966
	Leo Longlife Oyj	7,830	50,992
	Martela Oyj	1,060	9,009
	Metsaemarkka Oyj Series B	1,332	11,515
	M-Real Oyj Series B	89,000	486,170
	New Kyro Corp. Oyj	91,340	479,047
	Nokian Renkaat Oyj	158,900	3,382,105
	Nordic Aluminium Oyj	1,900	34,884
*	Okmetic Oyj	21,204	47,002
	Okobank Class A	101,080	1,591,745
	Olvi Oyj Series A	8,020	165,286
	Orion-Yhtyma Oyj Series A	41,180	865,717
	Orion-Yhtyma Oyj Series B	60,920	1,290,298
	Oy Stockmann AB Series B	53,350	2,193,508
#	Perlos Oyj	76,811	578,165
	PK Cables Oyj	19,990	276,588

14

*	Pmj Automec Oyj	45,410	88,677
	Pohjola Group P.L.C. Series D	146,205	2,092,119
#	Ponsse Oyj	12,600	295,631
*	Proha Oyj	82,532	43,005
	Raisio Group P.L.C. Series V	299,423	853,911
	Rakentajain Konevokrammo Oyj	10,260	97,990
	Ramirent Oyj	24,540	559,383
	Rapala VMC Oyj	36,040	254,975
	Rautaruukki Oyj Series K	188,780	3,807,127
	Raute Oyj Series A	4,190	67,637
	Rocla Oyj	2,900	40,586
*	Satama Interactive Oyj	70,900	84,057
#	Scanfil Oyj	63,879	326,047
	Sponda Oyj	109,111	1,126,690
	SSH Communications Oyj	44,900	56,098
	Stockmann Oyj AB	35,240	1,432,398
*	Stonesoft Corp.	49,279	39,068
	SysOpen Digia Oyj	16,020	80,400
	Talentum Oyj	36,600	162,247
*	Tecnomen Holding Oyj	112,970	260,689
	Teleste Corp. Oyi	21,249	180,373
	Tieto-X Oyj	10,200	41,297
	Tulikivi Oyj	5,710	46,479
	Turkistuottajat Oyj	4,290	42,110
	Uponor Oyj Series A	129,000	2,773,849
	Vacon Oyj	14,537	282,584
	Vaisala Oyj Series A	21,200	562,473
	Viking Line AB	10,560	276,327
	Wartsila Corp. Oyj Series B	99,690	2,948,923
	Yit-Yhtymae Oyj	67,708	2,573,064

TOTAL — FINLAND
(Cost $30,381,936)			54,860,681

NORWAY — (4.3%)
COMMON STOCKS — (4.3%)
*	Acta Holding ASA	250,000	625,524
* #	Aker Kvaerner OGEP ASA	15,000	802,758
#	Aker Yards ASA	28,121	1,611,407
	Aktiv Kapital ASA	57,017	896,111
	Arendals Fosse Kompani ASA	100	13,380
*	Blom ASA	23,367	85,623
	Bonheur ASA	16,850	1,406,799
*	Corrocean ASA	19,321	13,604
	Det Norske Oljeselskap ASA	366,980	2,470,495
#	DOF ASA	97,006	528,030
#	EDB Elektronisk Data Behandling ASA	149,417	1,167,612
	Ekornes ASA	56,490	981,947
* #	Eltek ASA	40,842	589,477
	Expert ASA	48,758	574,472
	Farstad Shipping ASA	60,790	907,587
*	Fast Search & Transfer ASA	169,000	594,000
* #	Fjord Seafood ASA	783,483	548,844
* #	Fred Olsen Energy ASA	91,600	2,720,581
	Ganger Rolf ASA	6,690	516,279
	Gresvig ASA	4,590	33,173
	Home Invest ASA	15,077	11,808
*	Ignis ASA	369,746	74,454
*	Independent Oil Tools ASA	75,603	29,606
*	Itera Consulting Group ASA	90,000	54,924
#	Kongsberg Gruppen ASA	49,500	862,780
*	Kverneland ASA	16,160	218,093
	Leroy Seafood Group ASA	26,000	222,889
* #	Merkantildata ASA	320,521	92,334
	Natural ASA	10,143	47,613
* #	Nera ASA	187,753	425,949
*	Nordic Semiconductor ASA	28,400	328,737
*	Northern Offshore, Ltd.	319,400	230,121
* #	Ocean Rig ASA	105,531	1,296,293
	Odfjell ASA Series A	99,640	2,326,501
	Olav Thon Eiendomsselskap ASA	8,320	676,051
*	Opticom ASA	3,600	41,426
*	Otrum ASA	17,800	92,217

15

	P4 Radio Hele Norge ASA	32,200	119,798
*	Petrolia Drilling ASA	100,000	19,505
*	Photocure ASA	26,690	172,426
	Prosafe ASA	55,980	2,274,470
*	Q-Free ASA	46,000	201,257
	Rieber and Son ASA Series A	72,054	564,737
*	Scana Industrier ASA	150,000	101,827
	Schibsted ASA	83,000	2,304,689
*	Sinvest ASA	80,220	717,043
	Smedvig ASA Series A	69,700	1,690,412
* #	Software Innovation ASA	26,423	91,089
	Solstad Offshore ASA	54,100	876,089
*	Sparebk Midt-Norge	11,800	650,670
	Steen and Stroem ASA	19,512	634,483
	Storebrand ASA	177,000	1,766,357
*	Synnove Finden ASA	8,200	42,819
	Tandberg ASA Series A	217,280	2,662,473
* #	Tandberg Data ASA	58,950	107,336
*	Tandberg Storage ASA	48,450	31,400
* #	Tandberg Television ASA	90,430	1,308,667
*	Telecomputing ASA	44,963	87,140
* #	Tgs-Nopec Geophysical Co. ASA	40,910	1,722,134
	Tomra Systems ASA	294,480	1,891,785
*	TTS Marine ASA	12,000	61,766
*	Tybring-Gjed ASA	145,146	126,100
	Veidekke ASA	21,846	589,554
	Visma ASA	47,393	695,156
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,083,989
TOTAL COMMON STOCKS
(Cost $20,328,688)			47,714,670

INVESTMENT IN CURRENCY — (0.0%)
*	Norwegian Krone		126,327
(Cost $122,950)
TOTAL — NORWAY
(Cost $20,451,638)			47,840,997

GREECE — (4.1%)
COMMON STOCKS — (4.1%)
*	A. Cambas Holding & Real Estate S.A.	63,357	168,534
*	Aegek S.A.	122,145	112,686
*	Agrotiki Insurance S.A.	34,455	145,762
	Aktor Technical Co. S.A.	196,380	767,957
	Alco Hellas ABEE S.A.	38,730	54,235
*	Alfa Alfa Energy S.A.	3,810	6,521
*	Alfa-Beta Vassilopoulos S.A.	15,172	214,724
*	Alisida S.A.	2,160	4,246
*	Allatini Industrial & Commercial Co.	24,130	49,471
*	Alte Technological Co. S.A.	85,048	8,429
*	Altec Information & Communication Systems S.A.	80,278	48,738
	Alumil Milonas S.A.	27,516	85,116
*	Aluminum of Attica S.A.	104,982	24,652
	Anek Lines S.A.	106,131	147,525
	Arcadia Metal Industry C. Rokas S.A.	29,179	298,151
	AS Co. S.A.	25,370	20,277
*	Aspis Bank S.A.	91,604	358,173
*	Aspis Pronia General Insurance S.A.	52,590	46,797
*	Astir Palace Vouliagmenis S.A.	58,560	469,811
	Athens Medical Center S.A.	112,364	317,851
	Athens Water Supply & Sewage Co. S.A.	53,245	438,221
	Atlantic Super Market S.A.	19,456	30,223
	Attica Holdings S.A.	161,594	560,221
	Attica Publications S.A.	16,674	63,014
	Atti-Kat S.A.	115,784	73,006
	Autohellas S.A.	44,980	176,283
	Babis Vovos S.A.	50,982	717,246
*	Balafas Construction Holdings S.A.	15,200	3,563
*	Bank of Attica S.A.	115,721	743,780
	Bank of Greece	40,832	4,661,114
	Benrubi S.A.	11,121	63,375
	Betanet S.A.	11,220	40,649
*	Bitros Holdings S.A.	19,302	49,126

16

	Byte Computers S.A.	17,230	36,693
	Chipita S.A.	94,032	294,232
*	Compucon Computer Applications S.A.	11,260	5,440
	Computer Peripherals International S.A.	9,110	6,512
	Cyclon Hellas S.A	18,131	14,310
	Daios Plastics S.A.	16,350	103,658
	Delta Holdings S.A.	33,747	321,982
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	71,700	144,670
	Dionic S.A.	13,336	8,905
	Domiki Krittis S.A.	17,730	10,511
*	Dromeas S.A.	3,700	6,541
*	Dynamic Life S.A.	16,440	10,952
	Edrasi Psalllidas Technical Co. S.A.	31,108	25,737
	Egnatia Bank S.A.	141,177	522,487
	El. D. Mouzakis S.A.	31,653	22,102
	Elais Oleaginous Production S.A.	16,707	408,168
*	Elbisco Holding S.A.	56,000	310,446
	Elektrak S.A.	16,830	35,169
	Elektroniki of Athens S.A.	21,560	71,892
*	Elephant S.A.	26,310	2,607
	Elgeka S.A.	18,590	45,123
	Elmec Sport S.A.	64,256	134,018
*	Elton S.A.	18,640	15,735
*	Empedos S.A.	15,974	1,577
	ETEM S.A. Light Metals Industry	37,502	62,742
*	Ethniki General Insurance Co. S.A.	118,768	603,174
*	Etma Rayon S.A.	11,242	30,575
*	Euro Reliance General Insurance	14,830	31,004
	Eurodrip S.A.	11,620	28,766
	Euromedica S.A.	33,300	73,334
*	European Techniki	32,750	9,293
	Everest S.A.	30,730	49,406
	Evrofarma S.A.	9,500	13,816
	F.G. Europe SA Common Registered Shares	4,536	16,676
*	Fanco S.A.	10,110	2,941
*	Forthnet S.A.	17,510	140,469
	Fourlis S.A.	71,340	615,713
	Frigoglass S.A.	49,990	298,666
	G.Polyhronos S.A.	10,580	8,559
	Galaxidi Fish S.A.	12,940	7,066
	General Commercial & Industry	24,060	20,454
*	General Hellenic Bank	54,534	632,206
	Germanos S.A.	125,720	2,126,106
	Goody’s S.A.	17,740	270,076
	Halkor S.A.	121,226	224,406
	Hatziioannou S.A.	44,200	39,963
	Hellas Can Packaging Manufacturers S.A.	27,902	234,590
*	Hellenic Cables S.A.	26,908	33,012
	Hellenic Duty Free Shops S.A.	80,020	1,585,391
	Hellenic Fabrics S.A.	17,110	43,926
	Hellenic Sugar Industry S.A.	35,750	165,501
	Hellenic Technodomiki S.A.	295,207	1,494,041
	Heracles General Cement Co.	93,293	1,081,999
	Hermes Real Estate S.A.	78,424	382,187
*	Hippotour S.A.	12,155	13,601
	Hyatt Regency S.A.	130,260	1,701,898
	Iaso S.A.	81,370	342,525
	Iktinos Hellas S.A.	6,500	10,105
	Inform P. Lykos S.A.	20,610	102,157
*	Informatics S.A.	3,778	1,409
*	Intersat S.A.	19,392	8,373
	Intertech S.A.	12,236	40,064
	Intracom Constructions S.A.	30,520	38,603
	Intracom S.A.	236,156	1,613,066
*	Ionian Hotel Enterprises S.A.	16,754	196,489
*	Ipirotiki Software & Publications S.A.	22,110	52,995
*	J Boutaris & Son Holding S.A.	28,150	22,399
	J&P-Avax S.A.	100,626	485,588
	Kalpinis - N. Simos Steel Service Center	12,432	51,905
	Karelia Tobacco Co., Inc. S.A.	2,160	164,314
	Kathimerini S.A.	21,240	157,603
	Katselis Sons S.A.	18,000	55,616
	Kego S.A.	21,670	25,498
*	Kekrops S.A.	4,254	61,166
*	Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	11,163

17

*	Klonatex Group S.A. Bearer Shares	20,351	17,601
	Kordellou Brothers S.A.	12,300	21,138
	Lambrakis Press S.A.	118,587	437,542
	Lampsa Hotel Co.	39,501	288,973
*	Lan-Net S.A.	46,435	61,806
	Lavipharm S.A.	39,294	42,227
	Lazarides Vineyards S.A.	18,326	24,569
*	Logic Dis S.A.	129,140	51,612
*	Loulis Mills S.A.	15,382	23,310
	Mailis (M.J.) S.A.	101,594	472,244
*	Maritime Company of Lesvos S.A.	30,753	14,031
*	Maxim Knitwear Factory C.M. Pertsinidis	16,360	5,079
	Medicon Hellas S.A.	2,860	12,846
*	Mesochoritis Bros. Construction Co. S.A.	23,700	10,912
	Metka S.A.	59,820	640,731
	Michaniki S.A.	108,755	244,660
	Minerva Knitwear	5,140	6,335
	Minoan Lines S.A.	132,389	423,903
	MLS Multimedia S.A.	8,300	7,712
	Mochlos S.A.	148,389	62,456
	Motor Oil (Hellas) Corinth Refineries S.A.	291,080	4,832,604
*	Multirama S.A.	6,240	53,667
	Mytilineos Holdings S.A.	61,970	917,828
	N. Levederis S.A.	8,355	6,188
	N.B.G. Real Estate Development Co.	163,170	803,130
*	Naoussa Spinning Mills S.A.	76,407	19,095
	Naytemporiki S.A.	26,080	43,779
	Neochimiki Lv Lavrentiadis S.A.	60,630	339,344
*	Neorion-Syro’s Shipyards S.A.	27,210	36,795
	Newsphone Hellas Audiotex S.A.	47,720	198,627
*	Nexans Hellas S.A.	3,003	6,454
	Nikas S.A.	25,287	140,318
	Notos Com.Holdings S.A.	94,554	419,314
	Pantechniki S.A.	50,460	93,226
*	Pegasus Publishing & Printing S.A.	58,590	119,013
	Persefs S.A. Health Care	23,592	14,906
	Petros Petropoulos S.A.	7,360	49,474
*	Petzetakis S.A.	32,935	49,827
*	Pilias S.A.	103,584	22,163
	Pipeworks L. Girakian Profil S.A.	11,730	14,445
	Piraeus Leasing	5,765	43,191
*	Prodeftiki Technical Co.	32,257	12,014
*	Promota Hellas S.A.	26,580	8,367
	Rilken S.A.	1,982	11,080
*	Sanyo Hellas S.A.	86,401	81,636
	Sarantis S.A.	43,940	335,030
	Sato S.A.	28,850	30,751
*	Selected Textile Industry Assoc. S.A.	44,649	21,318
	Sfakianakis S.A.	13,390	63,290
*	Sheet Steel S.A.	25,850	6,029
*	Shelman Hellenic-Swiss Wood S.A.	38,042	54,129
	Silver and Baryte Ores Mining Co. S.A.	38,361	299,084
	Spyroy Agricultural House S.A.	22,258	24,751
*	Stabilton S.A.	27,530	2,717
	Strintzis Shipping Lines S.A.	150,740	179,949
	Technical Olympic S.A.	221,630	1,547,545
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,604
	Teletypos S.A. Mega Channel	40,647	170,440
	Terna Tourist Technical & Maritime S.A.	63,180	458,852
*	Themeliodomi S.A.	37,422	16,977
	Thrace Plastics Co. S.A.	45,500	64,341
	Uncle Stathis S.A.	10,999	77,393
	Unisystems S.A.	41,820	81,160
	Vardas S.A.	13,780	31,111
*	Varvaressos S.A. European Spinning Mills	7,200	3,906
*	Veterin S.A.	18,984	20,345
	Viohalco S.A.	335,385	2,312,884
	Vioter S.A.	80,590	93,439
*	Vis Container Manufacturing Co.	4,259	12,292
*	Zampa S.A.	830	10,039
TOTAL COMMON STOCKS
(Cost $42,618,168)			46,139,087

PREFERRED STOCKS — (0.0%)

18

	Egnatia Bank S.A.	3,196	10,283
(Cost $8,591)
TOTAL — GREECE
(Cost $42,626,759)			46,149,370

DENMARK — (3.8%)
COMMON STOCKS — (3.8%)
	Aarhus Oliefabrik A.S. Aeries A	4,950	440,077
*	Almindelig Brand A.S.	28,360	1,133,563
#	Amagerbanken A.S.	3,214	628,057
	Ambu International A.S. Series B	7,460	138,811
	Amtssparekassen Fyn A.S.	2,243	495,873
	Arkil Holdings A.S. Series B	270	38,366
*	Auriga Industries A.S. Series B	7,400	221,851
	Bang & Olufsen Holding A.S. Series B	13,387	1,101,728
* #	Bavarian Nordic A.S.	4,930	383,936
*	Brodrene Hartmann A.S. Series B	5,865	145,847
*	Brondbyernes I.F. Fodbold A.S. Series B	2,000	27,549
	Bryggerigruppen A.S.	8,515	757,365
	Christian Hansen Holding A.S. Series B	12,380	1,947,805
	Codan A.S.	43,400	2,265,628
	Dalhoff, Larsen & Hornemann A.S. Series B	1,370	163,377
	Dampskibsselsk Torm A.S.	49,460	2,605,262
	Dantherm Holding A.S.	9,100	182,184
	Danware A.S.	4,185	94,053
*	Denka Holding A.S.	100	12,041
	DFDS A.S., Copenhagen	11,760	865,483
	DiskontoBanken A.S.	833	221,416
	DSV, De Sammensluttede Vognmaend A.S.	22,630	2,342,512
	East Asiatic Co., Ltd.	25,123	1,917,500
	Edb Gruppen A.S.	3,230	131,446
*	Fimiston Resources & Technology, Ltd.	2,000	45,172
	FLS Industries Series B	73,180	1,941,656
	Fluegger A.S. Series B	2,913	292,149
#	Forstaedernes Bank	7,172	778,647
*	Genmab A.S.	28,629	486,631
*	Glostrup Plade Vaerksted Industri A.S.	1,700	62,007
*	Glunz & Jensen A.S.	2,870	38,410
	H&H International A.S. Series B	1,140	226,592
*	Hadsten Bank	310	70,653
	Harboes Bryggeri A.S.	575	252,135
	Hedegaard (Peder P.) A.S.	660	66,708
	Hojgaard Holding A.S. Series B	2,500	100,801
*	IC Co. A.S.	3,510	154,101
*	Incentive A.S.	3,575	10,941
*	Jyske Bank A.S.	30,700	1,549,482
	Kjobenhavns Sommer Tivoli A.S.	580	270,247
	Koebenhavns Lufthavne	9,910	2,413,299
	Lan & Spar Bank A.S.	2,250	125,506
*	Lastas A.S. Series B	3,600	41,016
	Lollands Bank A.S.	750	38,451
*	Maconomy A.S.	6,000	11,245
* #	Neurosearch A.S.	9,160	229,496
	NKT Holding A.S.	36,745	1,522,295
	Nordjyske Bank A.S.	1,190	286,084
	Norresundby Bank	280	131,926
*	NTR Holdings A.S.	1,130	15,021
	Oestjydsk Bank	880	128,267
	Per Aarsleff A.S. Series B	2,145	149,419
*	Pharmexa A.S.	12,940	49,476
	Ringkjobing Bank	1,770	188,843
#	Ringkjobing Landbobank	1,800	835,089
	Rockwool, Ltd.	24,520	1,824,240
* #	RTX Telecom A.S.	8,400	142,093
	Salling Bank	750	103,504
	Sanistal A.S. Series B	2,536	238,504
* #	SAS Danmark A.S.	34,300	338,533
	Satair A.S.	2,750	86,922
	Schouw & Co. A.S.	15,485	548,908
*	SDC Dandisc A.S.	6,000	64,442
#	Simcorp A.S.	5,340	513,966
#	Sjaelso Gruppen A.S.	2,488	540,861
	Skjern Bank A.S.	1,325	139,081

19

*	Sondagsavisen A.S.	21,165	179,069
	Spar Nord Bank A.S.	6,823	1,039,657
	Sparbank Vest A.S.	7,150	480,502
	Sparekassen Faaborg A.S.	486	214,112
	Sydbank A.S.	81,720	1,975,375
	Thrane & Thrane A.S.	5,258	194,293
*	TK Development	15,978	176,481
*	Topdanmark A.S.	28,300	2,168,489
	Treka A.S.	8,498	191,862
	Vestfyns Bank	290	40,730
	Vestjysk Bank A.S.	10,800	451,537
	VT Holdings Shares B	3,130	167,375
TOTAL COMMON STOCKS
(Cost $18,294,183)			42,594,031

INVESTMENT IN CURRENCY — (0.0%)
*	Danish Krone		1,028
(Cost $1,019)
TOTAL — DENMARK
(Cost $18,295,202)			42,595,059

SPAIN — (3.6%)
COMMON STOCKS — (3.6%)
	Abengoa SA	78,235	1,191,883
	Adolfo Dominguez SA	7,041	229,694
*	Amper SA	56,800	563,898
*	Avanzit SA	17,275	32,690
* #	Azkoyen SA	52,500	481,978
	Banco de Andalucia	9,800	881,390
	Banco de Credito Balear SA	35,424	908,743
	Banco Guipuzcoano SA	64,925	1,370,761
#	Banco Pastor SA	34,300	1,473,079
*	Baron de Ley SA	7,980	383,310
	Bodegas Riojanas SA	3,373	38,392
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	758,431
#	Campofrio Alimentacion SA	92,800	1,684,072
	Cementos Portland SA	16,881	1,420,862
	Cie Automotive SA	10,011	167,594
	Compania de Distribucion Integral Logista SA	29,600	1,518,511
	Compania Vinicola del Norte de Espana SA	10,407	163,537
	Cortefiel SA	57,093	1,299,348
*	Dogi International Fabrics SA	17,554	108,303
	Duro Felguera SA	10,860	163,467
	Electnor SA	91,500	1,219,193
*	Ercros SA	616,226	687,104
*	Espanola del Zinc SA	29,250	66,398
*	Estacionamientos Urbanos SA	4,200	0
	Europistas Concesionaria Espanola SA	174,940	1,226,713
	Faes Farma SA	56,041	1,085,419
	Funespana SA	17,737	182,698
	Grupo Catalana Occidente SA	14,870	1,207,776
	Grupo Empresarial Ence SA	18,593	518,669
	Hullas del Coto Cortes	8,666	103,082
	Iberpapel Gestion SA	14,417	308,573
	Inbesos SA	8,050	102,356
	Indo Internacional SA	37,172	295,987
	Inmobiliaria del Sur SA	416	83,655
	Inmobiliaria Urbis SA	80,282	1,635,900
	Lingotes Especiales SA	22,080	143,730
*	LSB (La Seda de Barcelona SA) Series B	32,010	98,095
*	Mecalux SA	9,500	162,095
	Miquel y Costas y Miquel SA	8,512	318,936
	Natra SA	14,979	133,643
*	Natraceutical SA	242,516	323,837
*	Nicolas Correa SA	15,750	102,327
	Obrascon Huarte Lain SA	65,366	914,409
	Pescanova SA	26,443	749,582
	Prim SA	9,430	222,954
	Prosegur Cia de Seguridad SA	45,049	1,031,385
*	Service Point Solutions SA	27,318	91,370
*	Service Point Solutions SA	1,365	4,567
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	60,587	91,704

20

	Sol Melia SA	112,700	1,494,408
	SOS Cuetara SA	96,714	1,253,244
	Tavex Algodonera SA	31,944	139,135
*	Tecnocom Telecomunicaciones y Energia SA	11,437	89,902
#	Tele Pizza SA	375,734	758,817
	Transportes Azkar, SA	35,477	294,909
	Tubacex SA	219,478	852,194
	Tubos Reunidos SA	12,466	249,515
	Unipapel SA	44,264	982,020
	Uralita SA	338,493	1,836,199
*	Urbanizzciones y Transportes SA	12,213	16,877
	Vidrala SA, Alava	47,040	1,139,910
	Viscofan Industria Navarra de Envolturas Celulosicas SA	97,492	966,632
	Zeltia SA	384,496	2,656,440

TOTAL — SPAIN
(Cost $21,362,208)			40,682,302

BELGIUM — (3.5%)
COMMON STOCKS — (3.5%)
*	Abfin SA	2,560	0
#	Ackermans & Van Haaren SA	55,882	2,423,496
* #	Arinso International NV	14,739	217,384
	Associated Weavers International	5,057	55,192
	Banque Nationale de Belgique	710	3,392,000
	Barco (New) NV	20,455	1,526,780
	Bekaert SA	33,918	2,812,578
	Brantano NV	2,801	157,555
	Brederode SA	12,180	330,110
	Carrieres Unies Porphyre	45	87,718
	CFE (Compagnie Francois d’Entreprises)	2,080	1,010,332
	Cofinimmo SA	17,021	2,731,106
	Commerciale de Brasserie SA COBRHA	115	148,250
	Compagnie Maritime Belge	44,657	1,436,430
	Cumerio	9,586	174,674
#	Deceuninck SA	63,700	1,941,116
	D’Ieteren SA	6,725	1,548,380
	Distrigaz	57	260,462
* #	Docpharma SA NV	5,680	237,637
	Dolmen Computer Applications	5,036	62,282
	Duvel Moorgat NV	5,019	167,237
*	Econocom Group SA	25,243	199,220
	Euronav SA	41,185	1,349,327
	EVS Broadcast Equipment SA	5,500	165,691
	Exmar NV	8,641	716,595
	Floridienne NV	2,033	159,289
	Glaces de Moustier-sur-Sambre SA	13,370	675,026
*	ICOS Vision Systems Corp. NV	15,411	464,346
*	Image Recognition Integrated Systems Group SA	2,406	94,886
*	Immobel (Cie Immobiliere de Belgique SA)	5,821	265,978
*	Innogenetics NV	56,493	649,101
*	Integrated Production & Test Engineering NV	4,380	25,759
*	International Brachtherapy SA	13,552	91,725
*	Ion Beam Application SA	35,077	265,653
	Ipso-Ilg SA	5,990	62,158
	Keytrade Bank SA	2,800	106,872
	Kinepolis Group NV	5,020	178,651
	Lotus Bakeries NV	650	92,978
	Melexis NV	52,741	684,561
	Metiers Automatiques Picanol	16,120	317,529
	Neuhaus NV	870	45,151
	Nord-Sumatra Investissements SA	650	482,442
	Omega Pharma SA	48,706	2,798,071
*	Option NV	14,958	739,921
*	Papeteries de Catala SA	315	37,171
	Quick Restaurants SA	22,806	493,461
* #	Real Software SA	55,542	33,545
	Recticel SA	22,870	210,661
*	Resilux NV	1,754	87,557
	Rosier SA	655	102,720
	Roularta Media Groep	9,837	582,600
*	Sait Radioholland	16,788	89,248
	Sapec SA	3,635	390,315

21

*	Sapec SA VVPR	75	199
#	Sioen Industries	21,502	229,171
	SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,685	310,609
*	Solvus SA Interim Strip VVPR	18,176	224
*	Spector Photo Group SA	5,408	41,340
*	Systemat SA	12,107	90,326
*	Telindus Group SA	64,911	793,534
	Ter Beke NV	2,281	194,565
	Tessenderlo Chemie	47,282	1,669,831
	UNIBRA	1,600	174,453
	Union Miniere SA	9,586	916,975
	Van de Velde NV	3,000	485,727
	VPK Packaging Group SA	7,185	244,229
	Warehouses de Pauw Sicafi	9,426	474,972

TOTAL — BELGIUM
(Cost $25,314,782)			39,005,082

IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
	Abbey P.L.C.	61,726	685,362
*	Aminex P.L.C.	191,389	52,890
*	Ardagh P.L.C.	14,262	65,707
*	Datalex P.L.C.	164,871	105,797
	DCC P.L.C.	168,014	3,750,813
	Donegal Creameries P.L.C.	21,925	120,892
*	Dragon Oil P.L.C.	435,005	1,391,694
	FBD Holdings P.L.C.	26,407	1,083,229
	Fyffes P.L.C.	783,126	2,463,381
	Glanbia P.L.C.	351,873	1,106,430
*	Grafton Group P.L.C.	284,256	3,001,610
	Greencore Group P.L.C.	388,935	1,703,670
*	Horizon Technology Group P.L.C.	61,335	87,615
	IAWS Group P.L.C.	231,886	3,358,785
	IFG Group P.L.C.	122,416	201,949
	Independent News & Media P.L.C.	645,069	1,946,334
*	Iona Technologies P.L.C.	53,750	171,018
	Irish Intercontental Group P.L.C.	37,153	469,383
*	IWP International P.L.C.	39,611	3,421
	Jurys Hotel Group P.L.C.	121,042	2,676,078
*	Kenmare Resources P.L.C.	1,225,206	742,776
	Kingspan Group P.L.C.	185,024	2,324,108
	McInerney Holdings P.L.C.	62,785	643,730
	Paddy Power P.L.C.	106,985	2,010,068
	Qualceram Shires P.L.C.	15,136	22,408
	Readymix P.L.C.	109,762	293,514
	United Drug P.L.C.	516,563	2,283,631
*	Waterford Wedgwood P.L.C.	3,010,188	230,248

TOTAL — IRELAND
(Cost $21,711,119)			32,996,541

AUSTRIA — (2.6%)
COMMON STOCKS — (2.6%)
*	Admiral Sportwetten AG	3,805	70,489
#	Agrana Beteiligungs AG	3,200	293,590
	Andritz AG	20,684	1,977,819
	Austria Email AG	715	3,304
*	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft	42,784	348,294
	Bank Fuer Kaernten und Steiermark AG	520	62,549
* #	Betandwin.com Interactive Entertainment AG	38,171	2,949,059
	Boehler-Uddeholm AG	25,779	3,994,236
	BWT AG	21,819	936,969
*	CA Immobilien Anlagen AG	92,001	2,352,514
	Constantia-Verpackungen AG	19,934	841,096
*	Conwert Immobilien Invest AG	32,942	573,093
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	3,191	73,386
	Flughafen Wien AG	25,698	1,713,376
	Frauenthal Holding AG	612	98,855

22

	Lenzing AG	3,948	900,944
	Manner (Josef) & Co. AG	870	48,836
	Mayr-Melnhof Karton AG	11,760	1,649,497
	Oberbank AG	6,285	647,764
	Palfinger AG	10,383	878,983
*	RHI AG, Wien	52,100	1,660,723
	Rosenbauer International AG	1,530	111,843
*	S&T System Integration & Technology Distribution AG	3,959	135,184
	Schoeller-Bleckmann Oilfield Equipment AG	18,658	545,229
*	Sparkassen Immobilien AG	41,133	428,667
	Ubm Realitaetenentwicklung AG	1,440	78,074
#	Uniqa Versicherungen AG	128,555	2,648,094
	Voestalpine AG	30,095	2,467,434
*	Wolford AG	4,900	110,082
TOTAL COMMON STOCKS
(Cost $17,863,969)			28,599,983

RIGHTS/WARRANTS — (0.0%)
*	Jenbacher AG Rights 03/31/08	7,860	0
(Cost $0)
TOTAL — AUSTRIA
(Cost $17,863,969)			28,599,983

PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	285,209
	EFACEC Capital SGPS SA	60,600	191,113
	Finibanco Holdings SGPS SA	69,314	134,712
*	Gescartao SGPS SA	28,003	379,238
	Ibersol SGPS SA	17,387	116,467
* #	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,219,505
*	Investimentos Participacoes e Gestao SA Inapa	43,702	157,312
	Jeronimo Martins SGPS SA	170,757	2,480,806
	Mota-Engil SGPS SA	250,900	960,062
* #	Novabase SGPS	56,005	423,621
* #	ParaRede SGPS SA	423,662	162,543
	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	824,263
	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	464,718
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	260,761
*	Sociedad Construcoes Soares da Costa SA	19,200	32,831
#	Sociedade de Investimento e Gestao SGPS SA	160,396	951,632
* #	Sonaecom SGPS SA	321,175	1,300,290
*	Sporting Sociedad Desportiva de Futebol	9,087	30,791
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	40,358	70,692
	Teixeira Duarte Engenharia e Construcoes SA	609,000	918,074

TOTAL — PORTUGAL
(Cost $6,790,306)			11,364,640

EMU — (0.4%)
INVESTMENT IN CURRENCY — (0.4%)
*	Euro Currency		4,142,602
(Cost $4,096,164)

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Epicor Software Corp.	2,171	28,961
*	InFocus Corp.	10,455	37,325

TOTAL — UNITED STATES
(Cost $214,919)			66,286

23

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (10.9%)

Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities USA 3.54% & 3.55%, respectively, 09/01/05 (Collateralized by $133,569,237 U.S. STRIPS, rates ranging from 0% to 9.125%, maturities ranging from 11/15/05 to 02/15/31; U.S. TIPS 2.00%, 07/15/14; U.S. Treasury Bills, maturities ranging from 09/01/05 to 02/02/06; U.S. Treasury Bonds, rates ranging from 7.125% to 9.875%, maturities ranging from 11/15/15 to 08/15/22; & U.S. Treasury Notes, rates ranging from 1.875% to 5.75%, maturities ranging from 12/31/05 to 05/15/14, valued at $106,695,763) to be repurchased at $104,613,723 (Cost $104,603,409)

	$104,603	104,603,409

Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $16,812,000 FNMA Note 2.95%, 11/14/07, valued at $16,917,075) to be repurchased at $16,668,565 (Cost $16,667,000)	16,667	16,667,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $121,270,409)		121,270,409

TOTAL INVESTMENTS - (100.0%)
(Cost $763,331,503)††		$1,113,613,069

†	Securities have been fair valued. See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $763,331,874.

24

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
SOUTH AFRICA — (12.4%)
COMMON STOCKS — (12.4%)
	ABSA Group, Ltd.	411,312	$5,933,533
	African Oxygen, Ltd.	354,545	1,253,547
	Anglo American Platinum Corp., Ltd.	356,886	17,417,392
	Anglo American PLC	667,281	16,908,294
	Anglogold, Ltd.	370,434	13,181,835
*	Anglovaal Mining, Ltd.	93,775	491,301
*	Aspen Pharmacare Holdings PLC	334,964	1,577,895
	AVI, Ltd.	178,834	410,289
	Barloworld, Ltd.	198,079	3,165,090
	Bidvest Group, Ltd.	300,933	4,131,451
*	Consol, Ltd.	178,834	342,607
*	Dimension Data Holdings PLC	246,926	170,708
*	Discovery Holdings, Ltd.	548,855	1,895,893
	Edgars Consolidated Stores, Ltd.	400,378	1,999,292
	Firstrand, Ltd.	7,111,772	16,946,237
	Foschini, Ltd.	195,581	1,448,394
	Gold Fields, Ltd.	306,889	3,547,844
*	Harmony Gold Mining Co., Ltd.	364,281	2,724,446
	Impala Platinum Holdings, Ltd.	60,141	6,308,439
*	Imperial Holdings, Ltd.	184,241	3,474,258
	Investec, Ltd.	28,155	897,810
	JD Group, Ltd.	146,825	1,704,421
	Kumba Resources, Ltd.	15,092	191,886
*	Lereko Mobility, Ltd.	11,535	65,254
	Liberty Group, Ltd.	370,431	3,756,788
	Massmart Holdings, Ltd.	171,431	1,287,139
	Mittal Steel South Africa, Ltd.	604,562	4,554,265
	MTN Group, Ltd.	1,646,296	11,975,490
	Nampak, Ltd.	578,153	1,397,915
	Naspers, Ltd. Series N	271,973	4,446,578
	Nedcor, Ltd.	454,722	6,276,235
	Network Healthcare Holdings, Ltd.	1,741,450	1,668,535
	Old Mutual PLC	3,087,699	7,890,793
	Pick’n Pay Stores, Ltd.	584,356	2,406,706
	Pretoria Portland Cement Co., Ltd.	75,919	3,091,401
	Sanlam, Ltd.	2,408,266	5,025,621
	Santam, Ltd.	109,542	1,218,150
	Sappi, Ltd.	212,805	2,284,447
	Shoprite Holdings, Ltd.	336,642	849,152
	Standard Bank Group, Ltd.	1,271,196	13,895,029
	Steinhoff International Holdings, Ltd.	1,136,817	2,944,304
	Sun International, Ltd.	98,351	1,127,442
	Telkom SA, Ltd.	807,542	16,138,520
	Tiger Brands, Ltd.	143,055	2,914,495
	Truworths International, Ltd.	421,099	1,256,566
*	Woolworths Holdings, Ltd.	793,346	1,436,464

TOTAL — SOUTH AFRICA
(Cost $163,100,567)			204,030,151

MEXICO — (11.3%)
COMMON STOCKS — (11.3%)
	Alfa S.A. de C.V. Series A	640,590	3,884,042
	America Movil S.A. de C.V. Series L	32,693,100	35,869,696
*	America Telecom S.A. de C.V. Series A	5,129,240	17,741,304
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	6,089,826
	Cementos de Mexico S.A. de C.V. Series B	3,223,410	15,351,284
	Coca-Cola Femsa S.A. de C.V. Series L	1,310,600	3,546,114
	Consorcio Ara S.A. de C.V.	157,500	528,661
	Controladora Comercial Mexicana S.A. de C.V. Series B	633,700	883,821
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	87,127	185,434

1

	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	217
	Corporativo Fragua S.A. de C.V. Series B	21	84
*	Desc S.A. de C.V. Series B	619,841	160,796
	El Puerto de Liverpool S.A. de C.V. Series C1	339,500	702,359
	Embotelladora Arca S.A. de C.V., Mexico	466,500	1,006,304
*	Empresas ICA Sociedad Controladora S.A. de C.V.	623,700	249,364
	Empresas la Moderna S.A. de C.V. Series A	120,000	23,269
	Fomento Economico Mexicano S.A. de C.V. Series B & D	754,800	5,175,872
	Gruma S.A. de C.V. Series B	90,406	203,424
	Grupo Carso S.A. de C.V. Series A-1	3,272,232	6,663,122
	Grupo Continental S.A. de C.V.	358,600	606,836
	Grupo Elektra S.A. de C.V.	141,400	1,011,033
	Grupo Financiero del Norte S.A. de C.V. Series C	568,984	4,671,435
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	22,746	11,844
	Grupo Financiero Inbursa S.A. de C.V. Series O	3,161,776	6,541,099
*	Grupo Gigante S.A. de C.V. Series B	117,282	76,825
	Grupo Industrial Bimbo S.A. de C.V. Series A	1,711,100	5,266,147
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	153,305
	Grupo Modelo S.A. de C.V. Series C	2,602,300	8,432,371
*	Grupo Nutrisa S.A. de C.V.	129	53
*	Grupo Qumma S.A. de C.V. Series B	1,591	27
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	6,659,600
*	Grupo Tribasa S.A. de C.V.	2,120	0
	Industrias Penoles S.A. de C.V.	324,600	1,267,313
	Kimberly Clark de Mexico S.A. de C.V. Series A	980,200	3,223,587
	Nueva Grupo Mexico S.A. de C.V. Series B	2,792,574	4,910,049
*	Organizacion Soriana S.A. de C.V. Series B	701,000	2,750,553
	Telefonos de Mexico S.A. de C.V.	18,366,800	17,589,776
	Telefonos de Mexico S.A. de C.V. Series A	200,000	191,539
	TV Azteca S.A. de C.V. Series A	1,832,100	1,061,272
*	US Commercial Corp. S.A. de C.V.	223,000	82,938
	Vitro S.A. de C.V.	121,600	139,860
	Wal-Mart de Mexico S.A. de C.V. Series V	5,495,203	23,938,995

TOTAL — MEXICO
(Cost $112,942,734)			186,851,450

SOUTH KOREA — (11.3%)
COMMON STOCKS — (11.3%)
	Amorepacific Corp.	5,100	1,372,726
	CJ Corp.	10,400	665,837
	Daelim Industrial Co., Ltd.	16,090	957,065
	Daewoo Engineering & Construction Co., Ltd.	247,900	2,029,393
	Daewoo Heavy Industries & Machinery, Ltd.	113,400	991,125
	Daewoo International Corp.	32,910	488,178
*	Daewoo Securities Co., Ltd.	56,445	595,751
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	126,010	2,453,334
	Dongkuk Steel Mill Co., Ltd.	14,670	240,948
	Doosan Heavy Industries & Construction Co., Ltd.	24,500	425,630
	GS Holdings Corp.	42,945	956,136
	Hanjin Shipping Co., Ltd.	35,750	814,463
	Hankook Tire Manufacturing Co., Ltd.	72,650	869,861
	Hanwha Chemical Corp.	32,000	377,475
	Hite Brewery Co., Ltd.	12,140	1,233,320
*	Honam Petrochemical Corp.	8,750	459,593
	Hyundai Development Co.	33,870	910,885
	Hyundai Heavy Industries Co., Ltd.	43,820	2,941,096
*	Hyundai Merchant Marine Co., Ltd.	67,170	864,044
	Hyundai Mobis	46,710	3,364,210
	Hyundai Motor Co., Ltd.	114,359	7,884,758
	INI Steel Co., Ltd.	45,530	926,867
	Kangwon Land, Inc.	138,510	2,182,309
	Kia Motors Corp.	250,830	3,730,694
	Kookmin Bank	155,185	7,844,934
	Korea Electric Power Corp.	495,290	15,665,791
*	Korea Exchange Bank	561,620	5,923,737
	Korea Gas	65,190	1,878,506
	Korean Air Co., Ltd.	42,880	736,807
	KT Corp.	195,930	7,431,188
	KT&G Corp.	103,590	4,586,638
	Kumgang Korea Chemical Co., Ltd.	5,970	1,286,308
*	LG Card Co., Ltd.	64,169	1,998,737

2

	LG Chemical Investment, Ltd.	126,575	2,963,144
	LG Chemical, Ltd.	33,656	1,378,455
	LG Electronics, Inc.	82,830	5,022,032
	LG Engineering & Construction Corp.	23,120	852,666
	LG Investment & Securities Co., Ltd.	40,060	418,410
	LG Petrochemical Co., Ltd.	18,420	459,966
*	LG Phillips LCD Co., Ltd.	36,870	1,704,745
	Lotte Chilsung Beverage Co., Ltd.	400	355,801
*	NCsoft Corp.	10,110	701,666
	Nong Shim Co., Ltd.	3,050	805,000
	POSCO	40,940	8,480,072
	Pusan Bank	50,610	488,949
	S1 Corp.	20,538	910,172
	Samsung Corp.	58,510	862,377
	Samsung Electro-Mechanics Co., Ltd.	32,707	789,396
	Samsung Electronics Co., Ltd.	68,748	36,397,187
	Samsung Fire and Marine Insurance, Ltd.	24,219	2,328,144
	Samsung Heavy Industries Co., Ltd.	100,590	1,289,593
	Samsung SDI Co., Ltd.	22,742	2,150,514
	Samsung Securities Co., Ltd.	29,230	907,519
	Seoul Bank	104,780	3,169,056
	Shinhan Financial Group Co., Ltd.	178,462	5,277,404
	Shinsegae Co., Ltd.	9,100	3,248,515
	SK Corp., Ltd.	66,504	3,316,853
	SK Telecom Co., Ltd.	56,085	10,312,925
	S-Oil Corp.	91,450	6,798,255

TOTAL — SOUTH KOREA
(Cost $105,747,069)			186,477,160

BRAZIL — (10.3%)
PREFERRED STOCKS — (9.3%)
	Ambev Cia de Bebidas das Americas	12,453,835	4,010,378
	Aracruz Celulose SA Series B	711,999	2,597,875
	Banci Itau Holding Financeira SA	86,800	18,155,452
	Banco Bradesco SA	401,079	17,016,504
	Brasil Telecom Participacoes SA	234,026,240	1,707,786
	Brasil Telecom SA	626,730,875	2,459,593
	Brasileira de Distribuicao Pao de Acucar	58,650,000	1,403,420
*	Braskem SA Preferred A	435,600	4,330,126
	Companhia Energetica de Minas Gerais	109,900,000	3,839,739
*	Contax Participacoes SA	180,034	117,629
	Embraer Empresa Brasileira de Aeronautica	747,821	6,757,992
*	Embratel Participacoes SA	143,582,922	287,531
*	Empresa Nasional de Comercio Redito e Participacoes SA	480,000	2,649
	Gerdau SA	465,156	5,634,367
	Investimentos Itau SA	3,300,893	8,248,731
	Klabin SA	682,875	1,315,338
	Metalurgica Gerdau SA	98,850	1,513,995
	Paranaense de Energia Series B	100,000,000	574,035
	Siderurgica Belgo-Mineira	10,870,000	5,588,988
	Siderurgica de Tubarao	63,720,000	3,622,605
	Siderurgica Paulista Casipa Series B	325	5,739
	Suzano Bahia Sul Papel e Celullose SA	143,545	627,895
*	Tele Centro Oeste Celular Participacoes SA	76,815	743,056
	Tele Norte Leste Participacoes SA	180,034	2,718,460
*	Tele Sudeste Celular Participacoes SA	16,200	132,308
	Telecomunicacoes de Sao Paulo SA	621,100	11,555,042
	Telemar Norte Leste SA	225,100	4,966,144
*	Telesp Celular Participacoes SA	858,662	3,581,098
	Unibanco-Uniao de Bancos Brasileiros SA	20,000	79,338
	Unibanco-Uniao de Bancos Brasileiros Units SA	513,130	4,604,455
	Usinas Siderurgicas de Minas Gerais SA	200,539	4,164,779
	Vale do Rio Doce Series A	926,880	27,940,104
	Vale do Rio Doce Series B	81,160	0
	Votorantim Celulose e Papel SA	71,336	824,737
	Weg SA	489,800	1,560,627
TOTAL PREFERRED STOCKS
(Cost $78,515,065)			152,688,515

COMMON STOCKS — (1.0%)
	Ambev Cia de Bebidas das Americas	8,994,767	2,316,429

3

	Brasil Telecom Participacoes SA	59,520,574	790,156
	Companhia Siderurgica Nacional SA	241,404	4,745,120
*	Contax Participacoes SA	59,254	43,240
	Copesul Companhia Petroquimica do Sul	55,860	711,226
*	CPFL Energia SA	1,935	19,251
*	Embratel Participacoes SA	57,550,000	102,550
*	Lojas Renner SA	3,162	67,077
	Souza Cruz Industria e Comercio	521,300	5,838,914
*	Tele Centro Oeste Celular Participacoes SA	19,748	166,731
*	Tele Norte Celular Participacoes SA	57,624,254	20,781
	Tele Norte Leste Participacoes SA	59,254	1,202,929
*	Tele Sudeste Celular Participacoes SA	991	7,396
*	Tractebel Energia SA	108,600	491,165
TOTAL COMMON STOCKS
(Cost $10,120,659)			16,522,965

INVESTMENT IN CURRENCY — (0.0%)
*	Brazilian Real		44,137
(Cost $41,274)
TOTAL — BRAZIL
(Cost $88,676,998)			169,255,617

TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
	Acer, Inc.	1,114,995	2,120,631
*	Advanced Semiconductor Engineering, Inc.	2,302,396	1,587,275
	Advantech Co., Ltd.	145,107	343,940
	Asia Cement Corp.	1,090,530	607,067
	Asustek Computer, Inc.	1,626,968	3,973,954
	Au Optronics Corp.	3,003,480	4,471,793
	Benq Corp.	1,137,318	1,068,154
	Cathay Financial Holdings Co., Ltd.	5,527,529	10,387,531
*	Cathay Real Estate Development Co., Ltd.	568,213	241,329
	Chang Hwa Commercial Bank	2,407,796	1,262,747
	Cheng Shin Rubber Industry Co., Ltd.	528,869	537,164
	Cheng Uei Precision Industry Co., Ltd.	47,449	121,355
	Chi Mei Optoelectronic Corp.	2,893,397	3,662,063
	China Airlines	1,360,415	657,214
*	China Development Financial Holding Corp.	5,507,000	2,023,982
	China Motor Co., Ltd.	721,774	665,474
	China Steel Corp.	6,184,240	5,373,927
	Chinatrust Financial Holdings Co., Ltd.	3,574,681	3,344,547
	Chungwa Picture Tubes Co., Ltd.	4,251,226	1,323,510
*	CMC Magnetics Corp.	1,356,400	510,248
	Compal Electronics, Inc.	1,658,788	1,663,493
*	Cosmos Bank Taiwan	478,000	220,893
	Delta Electronics Industrial Co., Ltd.	861,890	1,406,407
	D-Link Corp.	159,632	156,051
	E.Sun Financial Holding Co., Ltd.	1,527,226	1,088,793
	Eva Airways Corp.	1,339,286	542,528
	Evergreen Marine Corp., Ltd.	1,452,420	1,002,633
	Far East Textile, Ltd.	2,562,481	1,667,305
	Far Eastern International Bank	619,571	321,486
	First Financial Holding Co., Ltd.	3,351,600	2,473,153
	Formosa Chemicals & Fiber Co., Ltd.	3,828,099	5,952,393
	Formosa Plastics Corp.	3,299,658	4,936,761
	Formosa Taffeta Co., Ltd.	445,502	199,475
	Fu Sheng Industrial Co., Ltd.	219,277	255,924
	Fubon Financial Holding Co., Ltd.	6,407,052	5,814,881
	Fuh-Hwa Financial Holding Co., Ltd.	1,137,882	424,588
	Giga-Byte Technology Co., Ltd.	175,518	167,415
	High Tech Computer Corp.	147,120	1,625,653
*	Hon Hai Precision Industry Co., Ltd.	1,969,306	10,212,867
	Hotai Motor Co., Ltd.	223,000	570,694
	Hsinchu International Bank	496,980	288,469
	Hua Nan Financial Holding Co., Ltd.	3,910,122	2,640,753
	International Bank of Taipei	885,928	559,193
	Inventec Corp.	786,804	350,984
	Lite-On Technology Corp.	1,357,630	1,413,931
*	Macronix International Co., Ltd.	1,547,500	185,173
	Media Tek, Inc.	460,603	3,930,493
*	Mega Financial Holding Co., Ltd.	6,278,535	4,180,732

4

	Mitac International Corp.	172,620	204,566
	Nan Ya Plastic Corp.	4,994,882	6,099,908
	Nanya Technology Co., Ltd.	2,352,720	1,459,286
	Optimax Technology Corp.	129,039	227,269
	Oriental Union Chemical Corp.	145,784	100,517
*	Pacific Electric Wire & Cable Corp.	233,200	3,703
	Pou Chen Corp.	1,102,014	704,045
	President Chain Store Corp.	435,260	786,904
	Q-Run Technology Co., Ltd.	205,920	786,077
	Quanta Computer, Inc.	2,153,873	3,441,008
	Quanta Display, Inc.	2,231,131	755,522
	Realtek Semiconductor Corp.	203,701	205,888
*	Ritek Corp.	580,204	197,249
	Shin Kong Financial Holding Co., Ltd.	2,252,420	2,054,754
	Siliconware Precision Industries Co., Ltd.	943,992	855,026
	SinoPac Holdings Co., Ltd.	1,721,096	827,908
*	Sunplus Technology Co., Ltd.	361,145	364,500
	Synnex Technology International Corp.	359,348	428,165
	Taishin Financial Holdings Co., Ltd.	2,859,224	1,839,432
*	Taiwan Business Bank	1,632,644	583,094
*	Taiwan Cement Corp.	1,302,731	810,472
	Taiwan Glass Ind. Corp.	596,286	483,743
	Taiwan Life Insurance Co., Ltd	111,320	162,436
	Taiwan Semiconductor Manufacturing Co., Ltd.	15,844,093	26,070,176
*	Tatung Co., Ltd.	1,684,000	496,858
*	Transcend Information, Inc.	35,187	83,271
	U-Ming Marine Transport Corp.	334,860	390,861
	Uni-President Enterprises Corp.	1,495,020	561,703
	United Microelectronics Corp.	9,591,666	5,813,866
*	Via Technologies, Inc.	359,699	212,317
	Walsin Lihwa Corp.	1,473,539	436,307
	Wan Hai Lines Co., Ltd.	906,104	728,030
	Waterland Financial Holdings	801,000	286,524
*	Winbond Electronics Corp.	1,794,000	550,287
	Wintek Corp.	324,379	473,622
	Ya Hsin Industrial Co., Ltd.	245,888	236,815
*	Yageo Corp.	608,440	192,326
	Yang Ming Marine Transport Corp.	1,248,894	861,821
	Yieh Phui Enterprise Co., Ltd.	279,756	117,467
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	404,088	142,591
	Yulon Motor Co., Ltd.	695,024	700,925
	Zyxel Communication Corp.	133,357	263,932
TOTAL COMMON STOCKS
(Cost $147,541,290)			160,538,197

INVESTMENT IN CURRENCY — (0.0%)
*	Taiwan Dollar		521,389
(Cost $528,781)
TOTAL — TAIWAN
(Cost $148,070,071)			161,059,586

INDIA — (6.9%)
COMMON STOCKS — (6.9%)
*	Arvind Mills, Ltd.	90,436	272,772
*	ASEA Brown Boveri, Ltd.	24,451	887,567
	Ashok Leyland, Ltd.	142,358	92,843
	Asian Paints (India), Ltd.	49,207	537,960
	Aventis Pharma, Ltd.	2,238	75,597
	Bajaj Auto, Ltd.	71,554	2,299,170
*	Bharat Earth Movers, Ltd.	11,434	210,527
	Bharat Forge, Ltd.	120,940	892,739
	Biocon, Ltd.	40,332	431,377
	Cadila Healthcare, Ltd.	5,103	59,821
	Cipla, Ltd.	228,451	1,777,901
	Colgate-Palmolive (India), Ltd.	34,801	197,032
*	Crompton Greaves, Ltd.	5,089	67,259
	Cummins India, Ltd.	35,354	120,155
	Dr. Reddy’s Laboratories, Ltd.	73,359	1,332,854
*	Flextronics Software Systems, Ltd.	2,700	41,039
*	Gammon India, Ltd.	16,766	145,365
*	Glaxosmithkline Pharmaceuticals, Ltd.	50,379	1,004,138
	Great Eastern Shipping Co., Ltd.	57,471	253,089

5

	Gujarat Ambuja Cements, Ltd.	674,598	1,005,697
*	HCL Technologies, Ltd.	134,935	1,394,537
	HDFC Banking, Ltd.	318,594	4,653,386
	Hero Honda Motors, Ltd. Series B	219,348	3,229,829
	Hindustan Lever, Ltd.	1,628,499	6,132,783
	I-Flex Solutions, Ltd.	66,837	1,509,515
	Indian Hotels Co., Ltd.	36,764	636,076
	Indian Petrochemicals Corp., Ltd.	175,904	758,900
	Indian Rayon & Industries, Ltd.	5,819	76,576
	IndusInd Bank, Ltd.	63,990	113,254
	Industrial Development Bank of India, Ltd.	482,580	1,196,526
	Infosys Technologies, Ltd.	255,167	13,811,868
	ITC, Ltd.	187,247	7,394,126
	Jindal Steel & Power, Ltd.	16,160	433,262
*	Jindal Vijaynagar Steel, Ltd.	62,621	392,226
	Jubilant Organsys, Ltd.	8,377	187,774
	Larsen & Toubro, Ltd.	77,476	2,345,133
	LIC Housing Finance, Ltd.	18,720	87,656
	Lupin, Ltd.	8,847	155,315
	Mahindra & Mahindra, Ltd.	102,180	1,679,317
	Mangalore Refinery & Petrochemicals, Ltd.	115,188	138,769
	Maruti Udyog, Ltd.	231,234	2,476,020
	Matrix Laboratories, Ltd.	68,261	297,996
	Moser Baer (India), Ltd.	39,077	200,187
*	Motor Industries Co., Ltd.	16,958	832,333
	Nicholas Piramal India, Ltd.	76,008	460,004
*	Nirma, Ltd.	14,534	156,438
*	Pantaloon Retail India, Ltd.	4,218	149,839
	Patni Computer Systems, Ltd.	76,432	742,542
	Ranbaxy Laboratories, Ltd.	298,738	3,560,022
	Raymond, Ltd.	7,347	61,307
	Reliance Energy, Ltd.	107,511	1,389,276
*	Reliance Industries, Ltd.	1,116,076	18,241,595
	Satyam Computer Services, Ltd.	324,582	3,908,801
	Sesa Goa, Ltd.	12,165	201,341
*	Siemens India, Ltd.	12,704	662,049
	Sterlite Industries (India), Ltd. Series A	62,002	1,052,065
*	Sun Pharmaceuticals Industries, Ltd.	108,991	1,554,542
	Tata Chemicals, Ltd.	17,655	75,428
	Tata Consultancy Services, Ltd.	111,603	3,574,198
	Tata Iron & Steel Co., Ltd.	352,999	3,135,073
	Tata Motors, Ltd.	185,497	1,956,553
	Tata Power Co., Ltd.	112,666	1,154,153
	Tata Tea, Ltd.	41,503	772,056
*	Tata Teleservices Maharashtra, Ltd.	740,751	500,421
	UTI Bank, Ltd.	216,537	1,227,018
	Videsh Sanchar Nigam, Ltd.	59,985	515,122
	Wipro, Ltd.	534,380	4,457,186
*	Wockhardt, Ltd.	7,465	90,517
*	Zee Telefilms, Ltd. Series B	363,544	1,569,664

TOTAL — INDIA
(Cost $106,787,692)			113,005,476

TURKEY — (6.6%)
COMMON STOCKS — (6.6%)
	Akbank T.A.S.	2,717,997	16,354,852
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246	4,424,511
	Arcelik A.S	1,549,702	9,269,127
*	Dogan Sirketler Grubu Holding A.S.	722,062	2,120,668
*	Dogan Yayin Holding A.S.	542,814	1,483,693
	Enka Insaat ve Sanayi A.S.	494,820	5,454,396
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,595,341	8,735,524
	Ford Otomotiv Sanayi A.S.	867,588	6,455,283
	Hurriyet Gazetecilik ve Matbaacilik A.S.	629,278	1,676,311
	Koc Holding A.S. Series B	1,339,804	6,338,688
	Migros Turk A.S.	450,270	3,892,951
	Tofas Turk Otomobil Fabrikasi A.S.	1,654,546	2,649,638
	Trakya Cam Sanayii A.S.	187,301	723,326
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	4,463,602
	Turk Sise ve Cam Fabrikalari A.S.	639,484	2,260,407
*	Turkiye Garanti Bankasi A.S.	3,958,349	11,387,808
	Turkiye Is Bankasi A.S.	2,403,571	14,592,901

6

* Vestel Elektronik Sanayi ve Ticaret A.S.	240,241	889,298
* Yapi ve Kredi Bankasi A.S.	1,232,184	5,411,059
TOTAL COMMON STOCKS
(Cost $29,310,662)		108,584,043

RIGHTS/WARRANTS — (0.0%)
* Koc Holding A.S. Rights 09/13/05	1,339,804	776,698
(Cost $0)
TOTAL — TURKEY
(Cost $29,310,662)		109,360,741

MALAYSIA — (6.0%)
COMMON STOCKS — (6.0%)
* AmInvestment Group Berhad	406,882	181,220
AMMB Holdings Berhad	2,103,331	1,427,735
Berjaya Sports Toto Berhad	746,800	903,737
British American Tobacco Berhad	295,300	2,995,445
CIMB Berhad	288,111	469,457
Commerce Asset Holding Berhad	2,588,400	3,810,382
* Digi.Com Berhad	767,162	1,242,289
Diversified Resources Berhad	643,200	273,142
Gamuda Berhad	510,000	579,574
Genting Berhad	697,300	3,536,662
Golden Hope Plantations Berhad	948,200	890,482
Highlands and Lowlands Berhad	107,500	124,285
Hong Leong Bank Berhad	1,607,150	2,327,861
Hong Leong Credit Berhad	1,060,629	1,202,304
IJM Corp. Berhad	228,300	290,488
IOI Corp. Berhad	1,044,500	3,132,471
IOI Oleochemical Industries Berhad	22,041	64,915
IOI Properties Berhad	151,300	319,076
Island & Peninsular Berhad	331,870	138,614
Kuala Lumpur Kepong Berhad	747,000	1,426,982
Magnum Corp. Berhad	1,487,600	805,522
Malakoff Berhad	835,700	1,729,569
Malayan Banking Berhad	2,815,700	8,537,078
Malayan Cement Berhad	2,266,300	369,322
Malaysia Mining Corp. Berhad	828,700	484,105
Malaysian Airlines System Berhad	1,090,600	878,931
Malaysian International Shipping Corp. (Foreign)	1,501,566	7,098,065
Malaysian Pacific Industries Berhad	170,000	474,178
Malaysian Plantations Berhad	927,500	609,166
Maxis Communications Berhad	1,631,600	4,114,736
Nestle (Malaysia) Berhad	229,200	1,508,582
O.Y.L. Industries Berhad	1,343,000	1,125,126
Oriental Holdings Berhad	215,300	239,051
Petronas Dagangan Berhad	813,400	807,080
Petronas Gas Berhad	1,810,900	4,086,735
Plus Expressways Berhad	3,046,800	2,585,819
PPB Group Berhad	1,159,200	1,261,212
Proton Holdings Berhad	389,000	913,969
Public Bank Berhad	1,550,201	2,858,335
Resorts World Berhad	1,120,700	3,064,975
RHB Capital Berhad	1,849,900	1,138,511
Shell Refining Co. Federation of Malaysia Berhad	227,000	614,376
Sime Darby Berhad	2,334,600	3,747,085
Southern Bank Berhad	48,440	45,466
Southern Bank Berhad (Foreign)	1,412,337	1,251,510
SP Setia Berhad	488,100	554,208
Star Publications (Malaysia) Berhad	182,800	349,520
Telekom Malaysia Berhad	3,138,900	8,667,201
Tenaga Nasional Berhad	3,662,800	10,689,860
UMW Holdings Berhad	364,533	517,886
YTL Corp. Berhad	1,578,966	2,302,902

TOTAL — MALAYSIA
(Cost $86,153,487)		98,767,202

ISRAEL — (4.7%)
COMMON STOCKS — (4.7%)

7

	Africa-Israel Investments, Ltd.	108,700	4,017,512
	Bank Hapoalim, Ltd.	2,309,640	8,529,600
	Bank Leumi Le-Israel	2,802,069	8,310,249
*	Bezeq Israeli Telecommunication Corp., Ltd.	4,049,014	5,125,243
	Blue Square Israel, Ltd.	16,186	162,972
	CLAL Industries, Ltd.	289,038	1,346,843
	CLAL Insurance, Ltd.	114,684	2,228,792
	Delek Group, Ltd.	4,584	522,952
	Discount Investment Corp.	66,100	1,414,314
	Elbit Systems, Ltd.	98,319	2,378,423
*	Elron Electronic Industries, Ltd.	1	4
*	First International Bank of Israel, Ltd. Par Value $0.01	347,200	557,597
*	First International Bank of Israel, Ltd. Par Value $0.05	48,660	398,806
	IDB Development Corp., Ltd. Series A	101,015	2,883,502
	IDB Holding Corp., Ltd.	36,578	779,289
	Israel Chemicals, Ltd.	2,410,526	9,016,484
	Israel Corp., Ltd. Series A	5,500	1,830,534
*	Koor Industries, Ltd.	25,971	1,487,135
	M.A.Industries, Ltd.	843,283	4,764,105
	Migdal Insurance Holdings	2,079,107	2,602,198
	Osem Investment, Ltd.	210,522	1,836,942
	Strauss Elite, Ltd.	33,250	272,159
	Super-Sol, Ltd. Series B	372,926	934,638
	Teva Pharmaceutical Industries, Ltd.	418,280	13,582,141
*	United Mizrahi Bank, Ltd.	384,693	1,975,848
TOTAL COMMON STOCKS
(Cost $36,007,407)			76,958,282

INVESTMENT IN CURRENCY — (0.0%)
*	Israel Shekel		153
(Cost $153)
TOTAL — ISRAEL
(Cost $36,007,560)			76,958,435

UNITED STATES — (3.8%)
COMMON STOCKS — (3.8%)
	Banco Bilboa Vizcaya Argentaria Chile SA ADR	64,200	1,774,488
*	Banco de Chile Series F ADR	47,643	1,981,949
	Banco Santander Chile Sponsored ADR	295,998	11,227,204
	Cia Telecom de Chile ADR	421,400	4,867,170
	Compania Cervecerias Uni ADR	115,400	3,030,404
	Distribucion y Servicio D&S SA ADR	208,828	4,521,126
	Embotelladora Andina SA ADR	109,600	1,556,868
	Embotelladora Andina SA Series B ADR	89,100	1,372,585
	Empresa Nacional de Electricidad SA ADR	514,018	13,492,972
*	Enersis SA ADR	285,903	3,059,162
*	Grupo Financiero Galicia SA ADR	211,011	1,740,841
	Lan Chile SA ADR	125,900	3,965,850
*	Madeco SA ADR	4,450	42,765
*	Masisa SA ADR	38,553	450,685
	Sociedad Quimica y Minera de Chile SA ADR	61,300	7,294,700
	Sociedad Quimica y Minera de Chile SA ADR Class A	902	109,593
	Vina Concha y Toro SA ADR	27,100	2,262,850

TOTAL — UNITED STATES
(Cost $39,773,732)			62,751,212

INDONESIA — (3.5%)
COMMON STOCKS — (3.5%)
	PT Astra International Tbk	8,470,461	8,398,456
	PT Bank Central Asia Tbk	1,980,000	661,562
	PT Bank Danamon Indonesia Tbk	1,762,000	772,754
*	PT Bimantara Citra Tbk	424,000	74,511
	PT Gudang Garam Tbk	4,695,500	5,034,934
*	PT Indocement Tunggal Prakarsa Tbk	7,362,000	2,104,337
	PT Indofood Sukses Makmur Tbk	18,886,400	1,455,261
	PT Indonesian Satellite Corp.Tbk	14,967,500	7,676,947
	PT International Nickel Indonesia Tbk	580,000	879,280
*	PT Makindo Tbk	2,236,500	195,422
	PT Medco Energi International Tbk	9,754,000	3,161,321

8

* PT Panasia Indosyntec Tbk	75,100	2,917
PT Semen Gresik Tbk	1,739,502	2,656,845
PT Telekomunikasi Indonesia (Persero) Tbk	37,153,640	18,257,915
PT Unilever Tbk	16,022,000	6,591,943
TOTAL COMMON STOCKS
(Cost $39,020,352)		57,924,405

RIGHTS/WARRANTS — (0.0%)
* PT Lippo Karawaci Tbk Free Warrants 11/30/07	45,877	245
(Cost $0)
TOTAL — INDONESIA
(Cost $39,020,352)		57,924,650

HUNGARY — (3.3%)
COMMON STOCKS — (3.3%)
Budapesti Elektromos Muvek RT	185	27,584
Delmagyarorszagi Aramszolgaltato Demasz RT	2,275	191,129
Egis RT	37,757	3,502,630
Gedeon Richter, Ltd.	46,937	7,510,078
Magyar Olay-Es Gazipari RT	168,429	18,579,222
Matav RT	1,050,555	5,327,538
Orszagos Takerekpenztar es Keresdelmi Bank RT	386,220	15,363,751
* Tiszai Vegyi Kombinat RT	117,534	3,389,216

TOTAL — HUNGARY
(Cost $15,788,433)		53,891,148

THAILAND — (3.1%)
COMMON STOCKS — (3.1%)
Advance Info Service Public Co., Ltd. (Foreign)	5,982,000	14,655,719
Aromatics (Thailand) Public Co., Ltd. (Foreign)	1,387,500	1,144,330
Bangkok Expressway Public Co., Ltd. (Foreign)	1,794,100	1,142,392
* Bank of Ayudhya Public Co., Ltd. (Foreign)	5,174,500	1,619,189
Banpu Public Co., Ltd. (Foreign)	132,000	499,503
BEC World Public Co., Ltd. (Foreign)	3,915,000	1,320,036
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	14,442,000	1,804,155
Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	4,100,710	1,541,807
Krung Thai Bank Public Co., Ltd. (Foreign)	17,302,970	4,050,301
Land & Houses Public Co., Ltd. (Foreign)	2,130,310	421,153
National Finance and Securities Public Co., Ltd. (Foreign)	630,150	191,070
National Petrochemical Public Co., Ltd. (Foreign)	441,500	1,295,852
Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	2,200,000	2,081,261
Shin Corporation Public Co., Ltd. (Foreign)	6,122,000	5,643,081
Siam Cement Public Co., Ltd. (Foreign)	270,000	1,571,862
Siam City Cement Public Co., Ltd. (Foreign)	633,413	4,332,868
Siam Commercial Bank Public Co., Ltd. (Foreign)	2,549,166	3,076,313
* Telecomasia Corp. Public Co., Ltd. (Foreign)	6,977,800	1,260,997
* Thai Military Bank Public Co., Ltd. (Foreign)	12,415,080	1,174,501
Thai Union Frozen Products Public Co., Ltd. (Foreign)	3,178,520	2,313,053
TOTAL COMMON STOCKS
(Cost $40,370,479)		51,139,443

RIGHTS/WARRANTS — (0.0%)
* Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants 03/31/08	1,444,563	0
(Cost $0)
TOTAL — THAILAND
(Cost $40,370,479)		51,139,443

POLAND — (2.5%)
COMMON STOCKS — (2.5%)
Agora SA	98,779	2,126,339
Bank Millennium SA	2,029,541	2,589,517
Bank Polska Kasa Opieki - Grupa Pekao SA	156,792	7,880,220
Bank Przemyslowo Handlowy BPH SA	31,526	6,011,694
Bank Zackodni WBK SA	93,312	3,097,770
Browary Zywiec SA	15,860	2,457,014

9

*	Budimex SA	36,763	495,317
*	Cersanit-Krasnystaw SA	19,143	703,542
	Debica SA	19,800	462,798
	Frantschach Swiecie SA	103,599	1,505,475
*	Kredyt Bank SA	418,562	1,438,875
	Netia Holdings SA	495,665	707,053
*	Optimus SA	6,873	14,659
	Orbis SA	77,409	655,665
	Polski Koncern Naftowy Orlen SA	267,237	4,643,592
	Prokom Software SA	21,336	761,149
	Telekomunikacja Polska SA	712,274	4,970,776
	Zaklady Metali Lekkich Kety SA	15,120	641,400

TOTAL — POLAND
(Cost $20,586,161)			41,162,855

PHILIPPINES — (2.0%)
COMMON STOCKS — (2.0%)
	Aboitiz Equity Ventures, Inc.	7,803,400	688,347
	Ayala Corp. Series A	850,070	4,469,068
	Ayala Land, Inc.	27,511,576	3,979,953
	Bank of the Philippine Island	4,641,373	4,422,657
	Equitable PCI Bank, Inc.	2,217,300	2,033,097
*	Filipina Water Bottling Corp.	2,006,957	0
	Metro Bank and Trust Co.	4,584,435	2,292,882
	Petron Corp.	28,593,000	1,658,649
	Philippine Long Distance Telephone Co.	347,176	9,809,543
	SM Prime Holdings, Inc.	29,223,000	3,700,915

TOTAL — PHILIPPINES
(Cost $41,622,090)			33,055,111

ARGENTINA — (1.6%)
COMMON STOCKS — (1.6%)
	Acindar Industria Argentina de Aceros SA Series B	899,000	1,584,156
*	Alpargatas SA Industrial y Comercial	1,078	1,689
	Alto Palermo SA Series A	5,000	10,932
*	Banco Frances del Rio de la Plata SA	489,961	1,068,028
	Banco Macro Bansud SA	29,000	44,383
*	Capex SA Series A	52,893	75,427
*	Celulosa Argentina SA Series B	18,750	23,495
*	Central Costanera SA Series B	114,100	137,763
*	Central Puerto SA Series B	16,000	9,033
*	Garovaglio y Zorraquin SA	28,000	4,203
*	Gas Natural SA, Buenos Aires	345,000	202,645
*	Grupo Financiero Galicia SA Series B	150,000	118,454
*	IRSA Inversiones y Representaciones SA	657,649	740,385
*	Juan Minetti SA	353,151	330,740
	Ledesma S.A.A.I.	242,632	150,434
*	Metrogas SA Series B	543,115	233,943
*	Molinos Rio de la Plata SA Series B	694,833	1,190,377
*	Perez Companc SA	2,329,901	3,238,856
*	Renault Argentina SA	23,957	94,595
	Siderar S.A.I.C. Series A	721,484	6,262,575
	Solvay Indupa S.A.I.C.	555,366	797,401
*	Telecom Argentina Stet-France SA Series B	977,000	2,215,766
	Tenaris SA	653,898	7,041,555
*	Transportadora de Gas del Sur SA Series B	1,028,000	1,221,066
TOTAL COMMON STOCKS
(Cost $24,666,515)			26,797,901

INVESTMENT IN CURRENCY — (0.0%)
*	Argentine Peso		455,328
(Cost $454,737)

RIGHTS/WARRANTS — (0.0%)
*	Capex SA Rights 09/05/05	52,893	0
(Cost $0)
TOTAL — ARGENTINA
(Cost $25,121,252)			27,253,229

10

CZECH REPUBLIC — (0.7%)
COMMON STOCKS — (0.7%)
* Cesky Telecom A.S.	146,147	2,783,784
CEZ A.S.	222,890	5,919,309
Komercni Banka A.S.	15,737	2,175,936
Phillip Morris CR A.S.	478	388,562
Zentiva NV	3,470	136,844

TOTAL — CZECH REPUBLIC
(Cost $6,006,278)		11,404,435

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $3,104,000 FNMA Note 2.95%, 11/14/07, valued at $3,123,400) to be repurchased at $3,077,289	$3,077	3,077,000
(Cost $3,077,000)

TOTAL INVESTMENTS - (100.0%)
(Cost $1,108,162,617)††		$1,647,424,901

†	Securities have been fair valued. See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $1,108,775,328.

11

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
SOUTH AFRICA — (12.7%)
COMMON STOCKS — (12.7%)
	ADCorp Holdings, Ltd.	43,285	$152,990
	Advtech, Ltd.	235,065	66,584
	Aeci, Ltd.	164,826	1,357,536
	Afgri, Ltd.	516,759	441,369
	African Life Assurance Co., Ltd.	221,763	763,403
	African Oxygen, Ltd.	206,192	729,023
*	Afrikander Lease, Ltd.	409,918	351,799
	AG Industries, Ltd.	107,512	54,043
	Alexander Forbes, Ltd.	786,562	1,696,430
	Allied Electronics Corp., Ltd.	123,281	387,658
	Allied Technologies, Ltd.	144,702	977,830
	Amalgamated Appliance Holdings, Ltd.	251,501	204,973
*	Anglovaal Mining, Ltd.	430,567	2,255,805
	Argent Industrial, Ltd.	62,038	117,016
*	Aspen Pharmacare Holdings PLC	316,873	1,492,675
	Astral Foods, Ltd.	57,515	653,963
	Aveng, Ltd.	423,479	861,697
	AVI, Ltd.	435,018	998,038
*	Bell Equipment, Ltd.	73,476	104,007
	Brandcorp Holdings, Ltd.	43,383	70,282
*	Business Connexion Group	229,687	225,596
	Bytes Technology Group, Ltd.	157,376	243,684
	Capitec Bank Holdings, Ltd.	105,339	290,966
	Cashbuild, Ltd.	23,796	149,488
	Caxton & CTP Publishers & Printers, Ltd.	603,910	1,141,606
	Ceramic Industries, Ltd.	27,320	522,111
	City Lodge Hotels, Ltd.	52,304	320,073
	Connection Group Holdings, Ltd.	26,487	60,419
*	Corpgro, Ltd.	241,136	0
	Cullinan Holdings, Ltd.	10,000	740
	Datacentrix Holdings, Ltd.	162,198	76,318
*	Datatec, Ltd.	129,943	341,020
	Delta Electrical Industries, Ltd.	77,542	534,992
*	Dimension Data Holdings PLC	2,207,898	1,526,391
	Distell Group, Ltd.	230,733	1,067,915
	Distribution & Warehousing Network, Ltd.	160,606	170,595
	Dorbyl, Ltd.	38,250	77,537
*	Durban Roodeport Deep, Ltd.	402,728	416,496
	Ellerine Holdings, Ltd.	184,043	1,768,404
	Enviroserv Holdings, Ltd.	64,500	41,600
	Famous Brands, Ltd.	42,836	55,298
	Foschini, Ltd.	168,564	1,248,317
*	Frontrange, Ltd.	218,351	215,501
	Gold Reef Casino Resorts, Ltd.	281,526	693,398
	Grindrod, Ltd.	122,662	1,061,821
	Group Five, Ltd.	84,870	237,844
	Highveld Steel & Vanadilum Corp., Ltd.	204,729	1,592,916
	Hudaco Industries, Ltd.	32,410	204,053
	Iliad Africa, Ltd.	243,344	424,320
	Illovo Sugar, Ltd.	311,402	432,726
	Investec, Ltd.	61,734	1,968,581
*	JCI, Ltd.	1,622,051	40,782
*	Johnic Communications, Ltd.	159,965	1,133,078
	M Cubed Holdings, Ltd.	385,000	25,460
	Medi-Clinic Corp., Ltd.	421,569	1,143,645
	Metair Investment, Ltd.	6,133	230,739
*	Metorex, Ltd.	233,200	155,334
	Metropolitan Holdings, Ltd.	720,215	1,314,087
	Mr. Price Group, Ltd.	293,245	656,324
	Murray & Roberts Holdings, Ltd.	354,792	887,338
	Mustek, Ltd.	20,612	33,853
	Mvelaphanda Group, Ltd.	211,861	232,251
	New Clicks Holdings, Ltd.	577,932	736,364
	New Corpcapital, Ltd.	241,136	12,125

1

	Northam Platinum, Ltd.	373,543	730,303
	Nu-World Holdings, Ltd.	11,932	56,294
	Oceana Group, Ltd.	116,151	291,769
	Omnia Holdings, Ltd.	55,781	354,383
*	Palabora Mining Co., Ltd.	20,554	106,898
	Peregrine Holdings, Ltd.	276,656	239,467
	Primedia, Ltd. N Shares	316,009	634,717
	PSG Group, Ltd.	110,387	160,859
	Rainbow Chicken, Ltd.	301,146	402,211
*	Randgold & Exploration Co., Ltd.	60,670	84,850
	Redefine Income Fund, Ltd.	34,692	23,936
	Reunert, Ltd.	196,516	1,296,264
*	SA Chrome and Alloys	798,852	71,633
*	Sage Group, Ltd.	201,897	48,036
	Santam, Ltd.	108,921	1,211,244
	Shoprite Holdings, Ltd.	676,148	1,705,529
	Spur Corp., Ltd.	53,697	62,484
	Sun International, Ltd.	149,517	1,713,982
	Super Group, Ltd.	642,333	1,208,764
	Tiger Wheels, Ltd.	79,196	355,235
	Tongaat-Hulett Group, Ltd.	206,583	2,103,257
	Tourism Investment Corp., Ltd.	950,105	231,078
	Trans Hex Group, Ltd.	92,930	234,174
	Trencor, Ltd.	239,170	825,804
	Truworths International, Ltd.	449,776	1,342,139
	UCS Group, Ltd.	144,872	29,101
	Unitrans, Ltd.	65,023	348,263
	Value Group, Ltd.	49,189	15,701
*	Western Areas, Ltd.	187,696	621,876
	Wilson Bayly Holme-Ovcon, Ltd.	68,653	382,293
TOTAL — SOUTH AFRICA
(Cost $42,931,238)			54,341,771

SOUTH KOREA — (11.6%)
COMMON STOCKS — (11.6%)
	Amorepacific Corp.	115	30,954
*	Anam Semiconductor, Inc.	154,193	316,619
	Asia Cement Manufacturing Co., Ltd.	1,243	42,401
	Bing Grae Co., Ltd.	6,500	263,370
	Bu Kwang Pharmaceutical Co., Ltd.	15,010	177,586
	Byuck San Engineering and Construction Co., Ltd.	8,750	64,329
*	Capro Corp.	11,440	49,361
	Cheil Communications, Inc.	3,257	585,155
	Cheil Industrial, Inc.	33,120	681,883
	Chong Kun Dang Pharmaceutical Corp.	2,950	72,082
	Choongwae Pharmaceutical Corp.	1,877	63,605
	Chungho Comnet Co., Ltd.	720	8,549
	CJ Corp.	6,970	446,239
*	Comtec Systems Co., Ltd.	2,000	2,566
*	Dacom Corp.	37,530	440,733
*	Dae Ho Corp.	543	68
	Dae Sang Corp.	10,608	102,100
	Dae Won Kang Up Co., Ltd.	1,740	34,088
	Daeduck Electronics Co., Ltd.	22,437	204,593
	Daeduck Industries Co., Ltd.	7,526	66,739
	Daegu Bank Co., Ltd.	85,030	895,911
	Daehan City Gas Co., Ltd.	2,621	60,642
	Daehan Flour Mills Co., Ltd.	470	49,590
	Daekyo Co., Ltd.	5,540	406,122
*	Daesang Holdings Co., Ltd.	7,072	28,703
	Daesung Industrial Co., Ltd.	1,690	59,472
	Daewoo International Corp.	73,740	1,093,839
	Daewoo Motor Sales Corp.	17,380	236,772
	Daewoo Precision Industries Co., Ltd.	2,800	39,203
*	Daewoo Securities Co., Ltd.	179,550	1,895,067
	Daewoong Co., Ltd.	4,686	48,426
	Daewoong Pharmaceutical Co., Ltd.	3,630	105,040
	Daishin Securities Co., Ltd.	32,790	446,696
*	Daou Technology, Inc.	7,000	14,389
	DC Chemical Co., Ltd.	11,486	261,518
*	Dong Ah Tire Industrial Co., Ltd.	7,555	36,986
	Dong Bu Insurance Co., Ltd.	52,320	633,732

2

	Dong-A Pharmaceutical Co., Ltd.	5,493	244,100
	Dongbu Corp.	13,130	217,018
	Dongbu Hannong Chemical Co., Ltd.	2,920	51,317
	Dongbu Steel Co., Ltd.	15,530	173,320
	Dongkuk Steel Mill Co., Ltd.	59,287	973,760
	Dongsu Industrial Co., Ltd.	234	55,511
	Dongwon F&B Co., Ltd.	900	38,713
	Dongwon Financial Holding Co., Ltd.	36,158	793,407
	Dongyang Mechatronics Corp.	7,020	25,935
*	Doosan Corp.	10,640	176,226
	Doosan Heavy Industries & Construction Co., Ltd.	60,280	1,047,224
*	Doosan Industrial Development Co., Ltd.	61,780	296,591
*	Eastel Systems Corp.	32,127	53,399
*	Firstech Co., Ltd.	29,210	39,758
*	FNC Kolon Corp.	2,264	19,544
	Fursys, Inc.	6,140	109,826
	Global Enterprise Co., Ltd.	9,345	79,109
	Green Cross Corp.	1,825	60,950
	Hae In Co., Ltd.	5,964	15,234
	Halla Climate Control Corp.	84,000	737,940
	Halla Engineering & Construction Corp.	2,360	65,466
	Han Kuk Carbon Co., Ltd.	7,903	31,273
	Han Wha Corp.	58,570	1,107,533
	Hana Securities Co., Ltd.	5,930	65,182
	Handok Pharmaceuticals Co., Ltd.	3,860	41,748
	Handsome Corp.	13,420	120,603
	Hanil Cement Manufacturing Co., Ltd.	4,958	320,580
	Hanjin Heavy Industry Co., Ltd.	48,990	836,140
	Hanjin Transportation Co., Ltd.	3,471	71,266
*	Hankook Synthetics, Inc.	550	2,735
	Hankuk Electric Glass Co., Ltd.	5,240	196,946
	Hankuk Glass Industries, Inc.	7,800	346,582
	Hankuk Paper Manufacturing Co., Ltd.	1,450	57,358
	Hanmi Pharmaceutical Industrial Co, Ltd.	4,857	380,496
	Hansol CSN Co., Ltd.	23,570	60,133
*	Hansol Electronics Inc.	797	15,433
	Hansol Paper Co., Ltd.	29,350	294,671
	Hanssem Co., Ltd.	6,820	34,289
*	Hansung Enterprise Co., Ltd.	620	3,177
	Hanwha Chemical Corp.	93,200	1,099,395
	Hanwha Securities Co., Ltd.	13,070	87,470
*	Honam Petrochemical Corp.	3,080	161,777
	Hotel Shilla, Ltd.	21,208	172,533
	Huchems Fine Chemical Corp.	5,616	27,898
*	Hung Chang Co., Ltd.	6	37
	Hyosung T & C Co., Ltd.	16,258	191,830
	Hyundai Auton Co., Ltd.	106,390	570,459
	Hyundai Cement Co., Ltd.	2,570	67,804
*	Hyundai Corp.	6,515	40,293
	Hyundai Department Store Co., Ltd.	17,410	1,149,424
	Hyundai Department Store H & S Co., Ltd.	1,290	57,502
	Hyundai Elevator Co., Ltd.	3,394	174,426
	Hyundai Hysco	59,570	844,008
	Hyundai Marine & Fire Insurance Co., Ltd.	59,160	486,421
	Hyundai Mipo Dockyard Co., Ltd.	15,098	1,068,822
*	Hyundai Securities Co., Ltd.	94,129	874,370
	Iljin Diamond Co., Ltd.	1,272	11,808
*	Iljin Display Co., Ltd.	728	6,154
	Iljin Electric, Ltd.	9,150	23,644
	Ilshin Spinning Co., Ltd.	380	14,686
*	Inchon Oil Refinery Co., Ltd.	373	20
	INI Steel Co., Ltd.	3,870	78,783
	ISU Chemical Co., Ltd.	1,530	13,438
	Isupetasys Co., Ltd.	7,160	10,468
	Jahwa Electronics Co., Ltd.	6,230	39,541
	Jeonbuk Bank, Ltd.	8,847	53,663
*	Jindo Corp.	500	2,846
	K.C. Tech Co., Ltd.	6,000	23,195
*	Keang Nam Enterprises Co., Ltd.	3,380	34,087
	KEC Corp.	30,350	47,020
*	Kolon Industries, Inc.	5,090	40,057
*	Kolon International Corp.	321	3,984
	Korea Circuit Co.	7,800	45,769
*	Korea Data Systems Co., Ltd.	35,000	4,230
	Korea Development Co., Ltd.	4,980	130,215

3

*	Korea Development Leasing Corp.	1,040	31,199
	Korea Electric Terminal Co., Ltd.	3,530	44,392
	Korea Fine Chemical Co., Ltd.	1,388	11,469
	Korea Iron & Steel Co., Ltd.	5,230	127,359
	Korea Iron & Steel Works Co., Ltd.	3,328	80,547
	Korea Komho Petrochemical Co., Ltd.	16,940	282,798
	Korea Line Corp.	5,130	149,122
	Korea Petrochemical Industry Co., Ltd.	2,410	66,080
	Korea Polyol Co., Ltd.	1,750	65,109
	Korea Reinsurance Co., Ltd.	78,710	540,679
	Korea Zinc Co., Ltd.	14,140	456,479
	Korean Air Co., Ltd.	41,240	708,627
*	KP Chemical Corp.	64,291	407,154
*	KTB Network, Ltd.	17,000	43,560
	Kukdong City Gas Co., Ltd.	1,740	38,865
	Kumho Electronics Co., Ltd.	2,026	116,473
	Kumho Industrial Co., Ltd.	28,720	400,468
	Kwang Dong Pharmaceutical Co., Ltd.	12,880	46,058
	Kyeryong Construction Industrial Co., Ltd.	3,400	84,049
	Kyobo Securities Co., Ltd.	10,440	47,641
	LG Ad Inc., Ltd.	4,120	70,138
	LG Cable, Ltd.	25,270	619,079
	LG Caltex Gas Co., Ltd.	1,980	69,874
	LG Household & Healthcare Co., Ltd.	10,550	546,258
	LG Industrial Systems, Ltd.	21,950	481,852
	LG Insurance Co., Ltd.	36,560	368,578
	LG International Corp.	44,138	555,072
	LG Investment & Securities Co., Ltd.	95,130	993,593
*	LG Life Sciences, Ltd.	12,045	408,556
	LG Petrochemical Co., Ltd.	34,860	870,489
	Lotte Chilsung Beverage Co., Ltd.	1,112	989,127
	Lotte Confectionary Co., Ltd.	1,240	862,990
	Lotte Sam Kang Co., Ltd.	530	99,159
*	Meritz Securities Co., Ltd.	2,940	11,388
*	Midopa Co., Ltd.	41,650	279,346
	Namhae Chemical Corp.	13,104	26,976
	Namyang Dairy Products Co., Ltd.	340	165,635
	Nong Shim Holdings Co., Ltd.	780	63,797
	Oriental Fire & Marine Insurance Co., Ltd.	2,750	70,691
*	Orientbio, Inc.	13,440	54,540
	ORION Corp.	4,310	611,477
	Ottogi Corp.	1,700	136,757
*	Pantech & Curitel Communications, Inc.	82,240	133,188
*	Pantech Co., Ltd.	8,690	36,324
	Pohang Coated Steel Co., Ltd.	1,760	45,658
	Poong San Corp.	16,810	182,361
	Pulmuone Co., Ltd.	2,030	55,546
	Pusan Bank	97,000	937,128
	Pusan City Gas Co., Ltd.	3,000	57,978
	Pyung Hwa Industrial Co., Ltd.	6,170	40,343
*	Saehan Industries, Inc.	7,440	23,891
	Sambu Construction Co., Ltd.	2,370	52,186
	Samchully Co., Ltd.	2,000	174,090
	Samlip Industrial Co., Ltd.	4,560	26,531
	Samsung Engineering Co., Ltd.	26,430	500,850
	Samsung Fine Chemicals Co., Ltd.	18,000	415,273
	Samsung Techwin Co., Ltd.	51,810	666,141
	Samwhan Corp.	2,900	43,309
	Samyang Corp.	6,290	233,273
*	Samyang Foods Co., Ltd.	1,530	27,910
	Samyang Genex Co., Ltd.	220	12,310
	Samyoung Corp.	2,170	37,963
	Samyoung Electronics Co., Ltd.	5,800	38,569
	Seah Holdings Corp.	880	44,327
	Seah Steel Corp.	1,170	36,890
	Sejong Securities Co., Ltd.	3,659	16,196
	Seondo Electric Co., Ltd.	4,400	11,384
	Seoul City Gas Co., Ltd.	2,750	106,374
	Seoul Securities Co., Ltd.	97,500	70,414
	Shin Young Securities Co., Ltd.	2,620	49,111
*	Shindongbang Corp.	1,696	12,761
*	Shin-Ho Paper Manufacturing Co., Ltd.	5,830	34,765
	Shinmoorim Paper Manufacturing Co., Ltd.	2,858	27,870
	Shinsung Engineering Co., Ltd.	11,880	40,499
	Sindo Ricoh Co., Ltd.	7,510	380,735

4

	SK Chemicals Co., Ltd.	9,040	138,792
	SK Gas Co., Ltd.	3,580	108,807
*	SKC Co., Ltd.	14,290	158,499
*	Ssang Bang Wool Co., Ltd.	6,950	21,885
*	Ssangyong Cement Industry Co., Ltd.	180,970	456,218
*	Ssangyong Motor Co.	88,310	623,825
	STX Corp.	15,194	200,638
	STX Engine Co., Ltd.	4,692	77,242
*	STX Shipbuilding Co., Ltd.	15,090	282,359
	Suheung Capsule Co., Ltd.	1,900	23,767
	Sung Shin Cement Co., Ltd.	10,040	224,967
*	Sunkyong Securities Co., Ltd.	202,890	209,998
	Tae Kwang Industrial Co., Ltd.	880	499,184
	Tae Young Corp.	3,274	113,721
	Taegu Department Store Co., Ltd.	3,130	37,061
	Tai Han Electric Wire Co., Ltd.	24,611	296,336
*	Tong Yang Investment Bank	49,860	208,961
*	Tong Yang Major Corp.	11,730	45,346
	Tongil Heavy Industries Co., Ltd.	46,780	59,038
*	Trigem Computer, Inc.	21,159	23,736
	Union Steel Manufacturing Co., Ltd.	5,292	175,811
	Woongjin Coway Co., Ltd.	55,220	1,098,630
	Woongjin.Com Co., Ltd.	15,950	88,026
	Youlchon Chemical Co., Ltd.	13,350	160,638
*	Young Poong Mining & Construction Corp.	1,580	84
	Youngone Corp.	18,210	56,160
	Youngpoong Corp.	540	57,267
	Yuhan Corp.	5,295	639,156
TOTAL — SOUTH KOREA
(Cost $32,290,986)			49,645,498

TAIWAN — (11.3%)
COMMON STOCKS — (11.1%)
*	Ability Enterprise Co., Ltd.	257,788	140,644
	Abit Computer Co., Ltd.	131,260	3,831
*	Accton Technology Corp.	354,000	133,152
	Advantech Co., Ltd.	188,821	447,554
	Altek Corp.	85,561	135,020
	Amtran Technology Co., Ltd.	360,216	132,634
*	Arima Computer Corp.	582,000	124,918
	Asia Polymer Corp.	46,936	18,240
*	Asia Vital Components Co., Ltd.	160,000	98,364
*	Askey Computer Co., Ltd.	197,906	82,472
	Audix Co., Ltd.	19,679	24,043
	Aurora Corp.	52,250	29,086
	Avermedia Technologies, Inc.	34,718	24,553
	Avision, Inc.	77,291	63,877
	Bank of Kaohsiung Co., Ltd.	432,966	264,228
	Basso Industry Corp., Ltd.	126,052	288,657
*	Behavior Tech Computer Corp.	160,000	50,095
*	Bes Engineering Corp.	1,252,572	164,853
*	Carnival Industrial Corp.	95,000	20,726
*	Cathay Real Estate Development Co., Ltd.	1,516,753	644,189
*	Central Insurance Co., Ltd.	63,600	19,363
	Central Reinsurance Co., Ltd.	215,667	77,790
	Cheng Loong Corp.	745,330	198,959
	Cheng Uei Precision Industry Co., Ltd.	258,852	662,030
*	Chia Hsin Cement Corp.	597,000	267,591
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	153,330	11,440
	Chicony Electronics Co., Ltd.	250,402	177,412
*	Chien Shing Stainless Steel Co., Ltd.	56,000	11,439
*	China General Plastics Corp.	76,000	18,943
*	China Hi-Ment Corp.	77,000	62,688
*	China Life Insurance Co., Ltd.	642,418	253,461
	China Man-Made Fiber Co., Ltd.	1,313,874	378,184
	China Metal Products Co., Ltd.	26,383	16,691
*	China Petrochemical Development Corp.	1,078,000	316,900
*	China Rebar Co., Ltd.	126,800	9,243
	China Steel Chemical Corp.	167,283	241,240
*	China Synthetic Rubber Corp.	355,987	131,627
*	China United Trust & Investment Corp.	138,100	18,342
	Chinese Maritime Transport, Ltd.	84,000	49,449

5

	Chin-Poon Industrial Co., Ltd.	257,649	127,288
*	Chou Chin Industrial Co., Ltd.	42,180	0
	Chroma Ate, Inc.	208,119	178,871
*	Chun Yu Works & Co., Ltd.	69,000	16,660
	Chun Yuan Steel Industrial Co., Ltd.	212,300	109,298
	Chung Hsin Electric & Machinery Co., Ltd.	372,000	162,179
	Chung Hwa Pulp Corp.	226,594	84,831
	Clevo Co.	415,600	134,171
	Compal Communications, Inc.	10,000	29,787
*	Compeq Manufacturing Co., Ltd.	665,000	272,525
	Continental Engineering Corp.	630,648	265,140
*	Cosmos Bank Taiwan	971,000	448,718
	CTCI Corp.	395,579	209,315
	Der Pao Construction Co., Ltd.	78,000	16,633
	D-Link Corp.	691,091	675,586
	Edom Technology Co., Ltd.	14,160	11,305
	Elan Microelectronics Corp.	299,784	133,773
	Elite Semiconductor Memory Technology, Inc.	124,992	149,322
*	Elitegroup Computer Systems Co., Ltd.	598,250	351,242
*	Enlight Corp.	53,000	18,081
*	EnTie Commercial Bank	1,345,246	529,963
	Epistar Corp.	130,734	155,053
*	ET Internet Technology Corp.	579,354	187,263
	Eten Information Systems, Ltd.	60,000	34,545
	Eternal Chemical Co., Ltd.	453,170	268,945
	Everest Textile Co., Ltd.	117,667	21,407
	Evergreen International Storage & Transport Corp.	775,000	277,608
	Everlight Chemical Industrial Corp.	65,000	17,742
	Everlight Electronics Co., Ltd.	210,084	248,693
*	Everspring Industry Co., Ltd.	52,530	9,537
	Far Eastern Department Stores, Ltd.	980,150	590,579
	Far Eastern International Bank	1,375,863	713,913
	Federal Corp.	177,090	91,454
	Feng Hsin Iron & Steel Co., Ltd.	483,098	429,496
	Feng Tay Enterprise Co., Ltd.	307,225	318,417
*	FIC Global, Inc.	142,875	19,317
	First Copper Technology Co., Ltd.	62,000	21,006
	First Hotel	26,000	19,398
	Formosa International Hotels Corp.	175,500	279,422
	Formosa Taffeta Co., Ltd.	1,938,340	867,896
	Formosan Rubber Group, Inc.	252,000	98,442
	Fu Sheng Industrial Co., Ltd.	269,000	313,957
	Giant Manufacture Co., Ltd.	188,170	308,482
*	Giga Storage Corp.	43,859	9,595
	Giga-Byte Technology Co., Ltd.	730,800	697,063
	Globe Union Industrial Corp.	85,640	80,237
	Gold Circuit Electronics, Ltd.	225,903	116,352
*	Goldsun Development & Construction Co., Ltd.	801,840	197,883
*	Grand Pacific Petrochemical Corp.	503,000	116,629
	Great China Metal Industry Co., Ltd.	63,000	27,026
	Great Taipei Gas Co., Ltd.	406,000	157,594
	Great Wall Enterprise Co., Ltd.	64,890	19,698
	Greatek Co., Ltd.	253,504	240,414
	Hey Song Corp.	266,000	76,196
	Ho Tung Holding Corp.	153,486	30,803
*	Hocheng Corp.	71,000	17,794
	Hsin Kuang Steel Co., Ltd.	31,024	23,213
	Hsinchu International Bank	637,670	370,131
	Hsing Ta Cement Co., Ltd.	103,000	28,437
	Hua Eng Wire & Cable Co., Ltd.	113,565	19,344
	Hung Poo Construction Corp.	224,000	147,173
*	Hung Sheng Construction Co., Ltd.	400,000	238,864
	Ichia Technologies, Inc.	158,470	127,838
	Infortrend Technology, Inc.	121,049	216,736
	Johnson Health Tech Co., Ltd.	108,000	337,849
*	K Laser Technology, Inc.	20,343	10,297
*	Kao Hsing Chang Iron & Steel Corp.	101,000	26,561
	Kaulin Manufacturing Co., Ltd.	68,670	68,481
	Kendra Rubber Industrial Co., Ltd.	203,359	116,386
	King Yuan Electronics Co., Ltd.	810,648	570,140
*	Kingdom Construction Co., Ltd.	107,000	27,718
*	King’s Town Construction Co., Ltd.	97,500	97,445
	Kinpo Electronics, Inc.	1,055,838	457,040
	Knowledge-Yield-Excellence Systems Corp.	172,876	118,741
	Largan Precision Co., Ltd.	89,250	607,946

6

*	Lead Data Co., Ltd.	86,920	12,196
*	Lealea Enterprise Co., Ltd.	110,000	13,589
	Lee Chang Yung Chemical Industry Corp.	246,075	186,317
*	Lelon Co., Ltd.	29,170	11,804
*	Leofoo Development Co., Ltd.	231,000	128,161
*	Li Peng Enterprise Co., Ltd.	228,000	47,829
	Li Shin International Enterprise Corp.	27,605	11,483
	Lien Hwa Industrial Corp.	414,000	143,481
	Lingsen Precision Industries, Ltd.	45,000	13,568
	Long Bon Development Co., Ltd.	375,000	130,521
	Long Chen Paper Co., Ltd.	89,000	19,540
	Lucky Cement Corp.	97,000	21,021
*	Macronix International Co., Ltd.	4,841,000	579,273
*	Makalot Industrial Co., Ltd.	89,000	109,127
	Meiloon Co., Ltd.	56,472	36,391
	Mercuries & Associates, Ltd.	112,455	24,154
*	Mercuries Data Co., Ltd.	53,293	14,141
	Merida Industry Co., Ltd.	84,800	60,848
	Merry Electronics Co., Ltd.	86,924	190,183
*	Microelectronics Technology, Inc.	357,000	118,511
	Micro-Star International Co., Ltd.	608,421	352,380
*	Min Aik Technology Co., Ltd.	45,000	82,304
	Mitac International Corp.	7,577	8,979
	Mitac Technology Corp.	189,000	140,632
*	Mustek Systems, Inc.	40,708	8,600
*	Nankang Rubber Tire Co., Ltd.	171,000	177,179
	National Petroleum Co., Ltd.	246,824	187,891
	Nien Hsing Textile Co., Ltd.	493,000	375,597
	Nien Made Enterprise Co., Ltd.	256,904	299,213
	Optimax Technology Corp.	142,674	251,283
*	Opto Tech Corp.	329,000	84,359
*	Orient Semiconductor Electronics, Ltd.	226,487	25,908
	Oriental Union Chemical Corp.	600,403	413,972
*	Pacific Electric Wire & Cable Corp.	726,000	11,527
	Pan Jit International, Inc.	40,745	16,643
*	Pan Overseas Electronics Co., Ltd.	68,407	17,048
*	Pan-International Industrial Corp.	325,875	351,047
*	Phihong Technology Co., Ltd.	42,884	13,212
	Phoenix Precision Technology Corp.	452,730	435,778
	Phoenixtec Power Co., Ltd.	369,725	346,527
*	Picvue Electronics, Ltd.	181,900	18,307
*	Pihsiang Machinery Mfg. Co., Ltd.	109,440	213,644
	Premier Image Technology Corp.	447,586	524,272
*	Primax Electronics, Ltd.	61,186	15,448
*	Prince Housing & Development Corp.	539,000	124,292
*	Procomp Informatics, Ltd.	21,675	0
*	Prodisc Technology, Inc.	377,199	87,712
*	Radium Life Tech Corp.	33,000	15,170
	Realtek Semiconductor Corp.	851,550	860,691
*	Ritek Corp.	2,446,000	831,553
*	Ruentex Development Co., Ltd.	437,000	94,398
*	Ruentex Industries, Ltd.	426,000	161,346
*	Sampo Corp.	882,900	131,238
	San Fang Chemical Industry Co., Ltd.	44,770	22,814
	Sanyang Industrial Co., Ltd.	430,000	157,827
	Sanyo Electric Co., Ltd.	157,000	82,333
*	Senao International Co., Ltd.	34,133	16,643
	Sheng Yu Steel Co., Ltd.	212,980	196,580
	Shihlin Electric & Engineering Corp.	405,000	362,855
*	Shihlin Paper Corp.	208,000	157,278
*	Shinkong Synthetic Fibers Co., Ltd.	765,000	155,229
	Shuttle, Inc.	36,152	16,303
*	Silicon Integrated Systems Corp.	942,608	608,342
	Sincere Navigation Corp.	303,391	298,276
*	Sinkong Spinning Co., Ltd.	60,000	23,494
*	Sintek Photronics Corp.	612,450	202,917
	Sinyi Realty, Inc.	90,800	160,703
*	Solomon Technology Corp.	90,000	15,348
	Southeast Cement Co., Ltd.	98,700	19,308
	Spirox Corp.	57,747	58,701
	Springsoft, Inc.	125,459	213,064
	Standard Foods Taiwan, Ltd.	128,000	50,249
	Stark Technology, Inc.	45,100	18,962
*	Sunonwealth Electric Machine Industry Co., Ltd.	44,719	16,942
	Sunrex Technology Corp.	207,033	183,591

7

	Systex Corp., Ltd.	558,348	151,693
	Ta Chen Stainless Pipe Co., Ltd.	25,000	15,333
*	Ta Chong Bank, Ltd.	1,802,212	532,168
*	Ta Jung Transportation Co., Ltd.	384,000	91,759
	Ta Ya Electric Wire & Cable Co., Ltd.	94,986	23,894
*	Taichung Commercial Bank	1,137,000	296,892
*	Tainan Business Bank	424,000	140,950
	Tainan Enterprises Co., Ltd.	28,280	34,185
	Tainan Spinning Co., Ltd.	1,073,000	231,442
	Taiwan Acceptance Corp.	129,480	115,398
	Taiwan Fire & Marine Insurance Co., Ltd.	72,695	33,123
	Taiwan Fu Hsing Industrial Co., Ltd.	103,300	110,690
	Taiwan Green Point Enterprises Co., Ltd.	207,160	512,144
	Taiwan Hon Chuan Enterprise Co., Ltd.	20,007	14,328
	Taiwan Kai Yih Industrial Co., Ltd.	28,649	24,301
*	Taiwan Kolin Co., Ltd.	362,000	93,048
	Taiwan Life Insurance Co., Ltd	366,063	534,153
	Taiwan Mask Corp.	282,720	122,313
	Taiwan Navigation Co., Ltd.	172,411	105,139
	Taiwan Polypropylene Co., Ltd.	126,615	79,328
	Taiwan Secom	414,912	564,311
	Taiwan Sogo Shinkong Security Co., Ltd.	190,895	108,346
	Taiwan Styrene Monomer Corp.	294,680	132,993
*	Taiwan Tea Corp.	528,917	79,531
*	Teco Electric & Machinery Co., Ltd.	1,552,000	405,788
	Tecom, Ltd.	41,114	16,941
	Test-Rite International Co., Ltd.	205,404	138,580
*	The Ambassador Hotel	196,000	174,643
*	The Chinese Bank	1,136,000	166,370
*	The Farmers Bank of China	1,413,887	416,403
	The First Insurance Co., Ltd.	61,600	22,737
	Ton Yi Industrial Corp.	1,133,280	252,476
	Tong Yang Industry Co., Ltd.	339,558	469,705
*	Transcend Information, Inc.	247,649	586,067
	Tsann Kuen Enterprise Co., Ltd.	204,604	318,690
	TSRC Corp.	418,000	218,314
	Tung Ho Steel Enterprise Corp.	654,683	426,161
*	Twinhead International Corp.	60,504	8,236
	TYC Brother Industrial Co., Ltd.	55,036	36,572
	Tycoons Group Enterprise Co., Ltd.	72,000	15,042
*	Tyntek Corp.	75,000	41,528
*	Union Bank of Taiwan	1,338,488	410,493
*	Union Insurance Co., Ltd.	106,147	21,858
	Unitech Printed Circuit Board Corp.	66,650	19,230
*	United Epitaxy Co., Ltd.	150,550	77,442
	United Integration Service Co., Ltd.	129,323	115,326
*	Unity Opto Technology Co., Ltd.	106,000	100,582
*	Universal Cement Corp.	78,321	27,868
	Universal Scientific Industrial Co., Ltd.	647,414	220,426
	UPC Technology Corp.	642,295	213,078
	USI Corp.	379,000	107,675
*	Via Technologies, Inc.	1,049,392	619,416
	Walsin Technology Corp., Ltd.	318,803	139,587
	Waterland Financial Holdings	1,829,000	654,247
*	Wei Chuan Food Corp.	396,000	122,955
	Weltrend Semiconductor, Inc.	34,529	12,005
	Wintek Corp.	60,357	88,126
*	Wistron Corp.	778,938	735,502
*	World Peace Industrial Co., Ltd.	296,287	140,323
	Wus Printed Circuit Co., Ltd.	142,205	45,356
	Ya Hsin Industrial Co., Ltd.	632,427	609,090
*	Yageo Corp.	2,485,000	785,502
	Yeung Cyang Industrial Co., Ltd.	29,016	19,160
	Yieh Phui Enterprise Co., Ltd.	1,279,379	537,200
	Yosun Industrial Corp.	22,924	11,447
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,753,380	618,715
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	124,672	144,657
	Yung Shin Pharmaceutical Industrial Co., Ltd.	203,300	173,639
	Yung Tay Engineering Co., Ltd.	227,000	166,810
	Zig Sheng Industrial Co., Ltd.	79,378	17,459
	Zinwell Corp.	110,901	75,636
	Zyxel Communication Corp.	357,608	707,756
TOTAL COMMON STOCKS
(Cost $50,046,816)			47,617,140

8

INVESTMENT IN CURRENCY — (0.2%)
*	Taiwan Dollar		735,849
(Cost $751,021)
TOTAL — TAIWAN
(Cost $50,797,837)			48,352,989

BRAZIL — (11.0%)
PREFERRED STOCKS — (10.2%)
	Acesita SA	97,876	1,353,322
	Banco Mercantil do Brasil SA	130,000	16,602
*	Celular Crt Participacoes SA Series A	26,316	557,212
	Centrais Electricas de Santa Catarina S.A.- CELESC Series B	1,309,000	655,333
	Companhia Brasileira de Petroleo Ipiranga SA	60,800	661,655
	Companhia Cia Tecidos Norte de Minas	6,977,102	503,228
	Confab Industrial SA	555,000	810,013
	Distribuidora de Produtos de Petroleo Ipiranga SA	3,900	62,049
	Duratex SA	86,500	814,722
*	Electropaulo Electrecidade Metropolitana	54,960,000	2,098,600
	Embraco SA	262,000	86,703
*	Embratel Participacoes SA	877,000,000	1,756,232
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	48,163
	Energetica do Ceara Coelce	193,200,000	467,221
	Fertibras SA	3,400	37,217
	Forca Luz Cataguazes Leopoldina Series A	23,400,000	18,367
	Forjas Taurus SA	88,000	33,602
	Fras-Le Preferred	20,200	58,277
	Globex Utilidades SA	42,468	166,575
*	Gol Linhas Aereas Inteligentes SA	36,000	608,197
*	Gradiente Eletronica SA	2,600	14,340
*	Industria de Bebidas Antarctica Polar SA	23,000	25,615
	Industrias Romi SA	1,400	40,390
*	Inepar Industria e Construcoes SA	9,990	45,775
	Klabin SA	1,263,000	2,432,762
	Lojas Americanas SA	115,490,369	2,121,652
	Magnesita SA Series A	64,700,000	321,167
	Magnesita SA Series C	202,338	1,265
	Marcopolo SA	182,900	370,922
	Metal Leve SA	8,600,000	452,403
	Metalurgica Gerdau SA	145,653	2,230,833
*	Net Servicos de Comunicacao SA	4,193,739	1,530,172
	Paranaense de Energia Series B	409,200,000	2,348,950
*	Paranapanema SA	119,150	700,139
	Perdigao SA NPV	74,200	1,970,692
	Random Implementos e Participacoes SA	162,500	408,835
	Rasip Agro-Pastoril SA	51,000	4,760
	Refinaria de Petroleo Ipiranga SA	12,300	259,098
	Ripasa SA Papel e Celulose	584,200	780,751
	Sadia SA	910,000	2,030,802
	Santista Textil SA Preferred	16,400	118,147
	Sao Paulo Alpargatas SA	26,200	459,639
	Saraiva Livreiros Editores	4,000	19,898
*	Sharp SA Equipamentos Eletronicos	30,200,000	256
	Suzano Bahia Sul Papel e Celullose SA	322,642	1,411,302
	Suzano Petroquimica SA	259,032	467,071
	Tele Celular Sul Participacoes SA	1,691,540,950	2,648,191
*	Tele Centro Oeste Celular Participacoes SA	93,003	899,647
*	Tele Leste Celular Participacoes SA	81,793	530,943
*	Tele Norte Celular Participacoes SA	549,505,115	69,956
*	Tele Sudeste Celular Participacoes SA	82,400	672,974
	Telemig Celular Participacoes SA	646,390,371	1,011,956
	Ultrapar Participants	144,029	2,383,186
	Uniao des Industrias Petroquimicas SA Series B	1,199,144	1,307,510
*	Varig Participacoes Em Transportes	122,026	375
*	Varig Particpacoes Em Servicos	116,823	127
*	Varig SA Viacao Aerea Riograndense	16,000	8,146
	Weg SA	900,000	2,867,628
TOTAL PREFERRED STOCKS
(Cost $30,468,418)			43,781,565

9

COMMON STOCKS — (0.8%)
	Acesita SA	4,290	61,884
	Acos Villares SA Avil	120,000	14,459
	Avipal SA Avicultura e Agropecua	93,900,000	282,457
*	Cia de Saneamento do Parana	80,000	71,956
	Copesul Companhia Petroquimica do Sul	212,100	2,700,518
*	Energias do Brazil SA	8,202	85,952
	Eternit SA	6,000	17,056
	Metalurgica Gerdau SA	1,938	27,545
*	Rhodia Ster SA	640,780	43,498
	Sao Paulo Alpargatas SA	5,100	90,878
*	Tele Sudeste Celular Participacoes SA	1,863	13,889
TOTAL COMMON STOCKS
(Cost $1,848,409)			3,410,092

TOTAL — BRAZIL
(Cost $32,316,827)			47,191,657

INDIA — (10.1%)
COMMON STOCKS — (10.1%)
	Aban Loyd Chiles Offshore, Ltd.	40,357	467,737
	Adani Exports, Ltd.	441,909	726,569
	Alembic, Ltd.	17,133	107,082
	Alfa Laval (India), Ltd.	15,789	324,022
*	Alok Industries, Ltd.	44,808	83,416
	Alstom Projects India, Ltd.	131,322	614,071
*	Amtek Auto, Ltd.	156,994	795,483
	Apollo Hospitals Enterprise, Ltd.	81,768	698,241
	Apollo Tyres, Ltd.	25,691	166,523
	Asahi India Glass, Ltd.	159,515	586,143
	Astra Microwave Products, Ltd.	5,120	285,623
*	Aurobindo Pharmaceuticals, Ltd.	84,564	726,426
*	Automotive Axles, Ltd.	6,921	71,782
	Avaya Globalconnect, Ltd.	4,054	33,994
*	Bajaj Hindusthan, Ltd.	201,437	901,263
*	Balaji Telefilms, Ltd.	29,869	96,672
*	Ballarpur Industries, Ltd.	263,587	700,701
*	Balmer Lawrie & Co., Ltd.	7,688	71,087
	Balrampur Chini Mills, Ltd.	290,465	586,046
*	Bank of Rajasthan	45,147	56,506
*	Bannari Amman Sugars, Ltd.	4,742	85,060
	BASF India, Ltd.	12,911	65,007
	Berger Paints India, Ltd.	283,255	411,134
	Birla Corp., Ltd.	136,155	692,739
	Blue Star, Ltd.	8,238	70,831
	BOC India, Ltd.	22,482	72,289
	Bombay Dyeing & Manufacturing Co., Ltd.	68,210	648,646
	Bongaigaon Refinery & Petrochemicals, Ltd.	116,700	212,355
	Carborundum Universal, Ltd.	58,965	137,546
*	Century Enka, Ltd.	13,119	69,201
	CESC, Ltd.	143,925	734,629
*	Chambal Fertilizers & Chemicals, Ltd.	717,810	637,969
	Cholamandalam Investment & Finance Co., Ltd.	17,380	55,648
*	CMC, Ltd.	5,205	60,193
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	40,595	83,919
	Divi’s Laboratories, Ltd.	19,458	670,751
	E.I.D. - Parry (India), Ltd.	134,700	541,912
	EIH, Ltd.	21,086	214,009
	Electrosteel Casings, Ltd.	6,106	58,310
*	Escorts, Ltd.	27,945	67,195
*	Essar Steel, Ltd.	265,996	348,264
*	Essel Propack, Ltd.	16,287	126,237
*	Eveready Industries (India), Ltd.	25,549	59,045
	Exide Industries, Ltd.	97,092	426,388
	FDC, Ltd.	193,908	245,920
*	Federal Bank, Ltd.	98,733	412,570
	Finolex Cables, Ltd.	12,479	78,671
	Finolex Industries, Ltd.	95,677	159,486
	Geodesic Information Systems, Ltd.	39,204	253,255
*	Glaxosmithkline Consumer Healthcare, Ltd.	17,047	170,121
	Godrej Consumer Products, Ltd.	28,623	297,682
	Godrej Industries, Ltd.	69,880	387,158
*	Greaves Cotton, Ltd.	35,211	172,381
*	GTL, Ltd.	122,558	350,564
*	Gujarat Alkalies & Chemicals, Ltd.	75,152	256,638

10

*	Gujarat Fluorochemicals, Ltd.	10,484	433,759
*	Gujarat Gas Co., Ltd.	7,169	180,054
	Gujarat Narmada Valley Fertilizers Co., Ltd.	206,768	474,815
*	Gujarat State Fertilisers & Chemicals, Ltd.	80,830	263,491
*	H.E.G., Ltd.	19,129	73,578
*	Hexaware Technologies, Ltd.	234,745	572,057
	Hikal, Ltd.	5,141	72,549
*	Himachal Futuristic Communications, Ltd.	379,652	218,326
	Himatsingka Seide, Ltd.	2,110	27,137
*	Hinduja TMT, Ltd.	61,119	450,919
*	Hindustan Construction, Ltd.	33,227	696,653
*	Hindustan Motors, Ltd.	73,823	75,759
*	Hindustan Oil Exploration Co., Ltd.	75,445	310,952
*	Hotel Leelaventure, Ltd.	144,374	777,251
	I.B.P. Co., Ltd.	8,090	78,104
	ICI India, Ltd.	25,619	191,841
*	Igate Global Solutions, Ltd.	5,601	29,183
*	India Cements, Ltd.	165,976	431,914
	Indo Gulf Ferilisers, Ltd.	13,000	45,764
	Indo Rama Synthetics (India), Ltd.	136,867	227,322
	IndusInd Bank, Ltd.	85,132	150,672
	Ingersoll-Rand (India), Ltd.	20,782	158,658
*	IPCA Laboratories, Ltd.	25,739	267,560
*	Ispat Industries, Ltd.	1,357,030	683,813
*	IVRCL Infrastructures & Projects, Ltd.	29,624	567,619
	J.B. Chemicals & Pharmaceuticals, Ltd.	61,646	133,451
	Jammu & Kashmir Bank, Ltd.	42,263	408,874
	Jindal Poly Films, Ltd.	14,365	112,589
*	Jindal Saw, Ltd.	75,379	737,763
*	Jindal Stainless, Ltd.	196,402	544,571
*	K.S.B. Pumps, Ltd.	7,971	72,263
*	KEC International, Ltd.	27,684	172,786
	Kesoram Industries, Ltd.	20,952	83,578
	Kirloskar Oil Engines, Ltd.	116,170	371,894
	KPIT Cummins Infosystems, Ltd.	4,902	32,661
	Lakshmi Machine Works, Ltd.	607	175,521
	LIC Housing Finance, Ltd.	41,281	193,297
*	Macmillan India, Ltd.	5,259	59,079
	Madras Cements, Ltd.	14,999	467,109
	Maharashtra Seamless, Ltd.	34,877	364,148
	Mahavir Spinning Mills, Ltd.	46,627	469,834
	Marico, Ltd.	107,247	698,190
*	Mastek, Ltd.	7,823	75,434
*	Max India, Ltd.	58,228	766,258
*	McDowell & Co., Ltd.	111,334	1,003,015
*	Merck, Ltd.	9,597	93,916
*	Micro Inks, Ltd.	26,684	382,158
*	Monsanto India, Ltd.	1,754	66,137
	Motherson Sumi Systems, Ltd.	401,158	742,562
	MRF, Ltd.	1,958	134,116
*	Mukand, Ltd.	33,489	67,607
	Nagarjuna Construction Co., Ltd.	104,940	569,754
*	Nelco, Ltd.	40,558	73,434
	Orchid Chemicals & Phamaceuticals, Ltd.	50,324	423,873
	Panacea Biotec, Ltd.	67,816	374,640
*	Pantaloon Retail India, Ltd.	2,578	91,580
*	Pentamedia Graphics, Ltd.	295,907	73,085
	Pidilite Industries, Ltd.	28,102	430,930
	Polaris Software Lab, Ltd.	146,792	488,615
*	Prism Cements, Ltd.	136,611	84,026
*	Punjab Tractors, Ltd.	74,793	302,764
*	Radico Khaitan, Ltd.	14,881	199,769
*	Rico Auto India, Ltd.	36,542	72,244
*	Rolta India, Ltd.	21,717	81,009
*	Ruchi Soya Industries, Ltd.	8,771	55,582
	Shree Cement, Ltd.	39,135	394,209
	SRF, Ltd.	80,635	577,167
	Sterling Biotech, Ltd.	303,184	852,802
	Strides Arcolab, Ltd.	31,079	211,926
	Subex Systems, Ltd.	4,618	64,204
*	Sundaram Clayton, Ltd.	2,690	44,246
	Sundram Fastners, Ltd.	166,371	587,725
	Tata Elxsi, Ltd.	14,274	72,981
	Tata Infotech, Ltd.	23,109	356,585
	Thermax, Ltd.	43,115	718,347

11

	Titan Industries, Ltd.	59,521	672,238
*	Torrent Pharmaceuticals, Ltd.	22,419	281,599
	Tube Investments of India, Ltd.	34,932	317,990
	TVS Motor Co., Ltd.	226,365	398,168
	Unichem Laboratories, Ltd.	26,642	135,817
*	Unitech, Ltd.	3,833	55,535
*	Videocon International, Ltd.	29,510	54,664
	Voltas, Ltd.	27,100	246,057
*	Welspun India, Ltd.	21,168	63,055
	Wyeth, Ltd.	26,515	347,701
TOTAL — INDIA
(Cost $37,235,082)			43,095,992

MALAYSIA — (8.4%)
COMMON STOCKS — (8.4%)
*	A&M Realty Berhad	32,500	12,752
	ACP Industries Berhad	34,000	5,638
	Affin Holdings Berhad	1,335,800	568,087
	Amalgamated Industrial Steel Berhad	11,250	1,451
*	AMBD Berhad	58,000	1,616
	Amway (Malaysia) Holdings Berhad	382,300	684,609
	Ann Joo Resources Berhad	179,000	71,193
*	Anson Perdana Berhad	10,000	119
*	Antah Holding Berhad	23,000	1,463
*	Aokam Perdana Berhad	37	6
	APM Automotive Holdings Berhad	147,300	99,261
*	Arab Malaysia Corp. Berhad	558,000	161,313
	Asas Dunia Berhad	16,000	3,051
*	Asia Pacific Land Berhad	70,000	3,347
	Asiatic Development Berhad	1,935,600	934,736
	Avenue Assets Berhad	621,200	99,020
	Ayer Hitam Planting Syndicate Berhad	6,000	3,578
	Bandar Raya Developments Berhad	922,800	372,435
	Batu Kawan Berhad	302,400	477,346
*	Berjaya Capital Berhad	391,000	92,132
*	Berjaya Land Berhad	620,600	137,547
	Bernas Padiberas Nasional Berhad	813,600	300,199
	Bimb Holdings Berhad	208,200	78,424
	Bintai Kinden Corp. Berhad	16,000	4,247
	Bolton Properties Berhad	96,000	24,470
	Boustead Holdings Berhad	1,301,700	639,822
	Cahya Mata Sarawak Berhad	153,000	44,583
	Carlsberg Brewery Malaysia Berhad	536,200	767,495
	Cement Industries of Malaysia Berhad	48,800	16,578
	Chemical Co. of Malaysia Berhad	231,800	179,328
	Chin Teck Plantations Berhad	33,000	43,422
*	Cosway Corp. Berhad	113,000	19,147
	Courts Mammoth Berhad	177,000	64,752
	Cycle & Carriage Bintang Berhad	15,000	11,731
*	Damansara Realty Berhad	65,000	1,475
*	Datuk Keramik Holdings Berhad	24,000	286
	Dijaya Corp. Berhad	96,000	20,349
*	Diperdana Corp. Berhad	4,000	2,480
	Diversified Resources Berhad	934,500	396,846
	DNP Holdings Berhad	34,000	5,187
*	E&O Property Development Berhad	1,414,800	244,187
	Eastern & Oriental Berhad	72,000	20,647
*	Econstates Berhad	280,800	37,337
	Edaran Otomobil Nasional Berhad	529,000	488,925
	Esso Malaysia Berhad	256,900	160,798
	Europlus Berhad	25,700	2,699
*	Faber Group Berhad	16,000	2,102
	Far East Holdings Berhad	23,700	30,334
*	FCW Holdings Berhad	24,000	1,687
*	Fountain View Development Berhad	808,200	87,200
	Fraser & Neave Holdings Berhad	430,600	617,341
	Globetronics Technology Berhad	1,090,500	108,551
	Glomac Berhad	70,200	25,862
	Gold IS Berhad	163,600	55,130
	Golden Hope Plantations Berhad Series A	784,788	719,874
*	Golden Plus Holdings Berhad	16,000	2,212
*	Gopeng Berhad	17,000	2,489

12

	Guiness Anchor Berhad	713,200	1,078,594
*	Gula Perak Berhad	170,975	13,817
	Guthrie Ropel Berhad	35,900	35,614
	Hap Seng Consolidated Berhad	752,300	429,591
	Heitech Padu Berhad	26,000	11,952
*	HIL Industries Berhad	56,810	4,539
*	HLG Capital Berhad	12,000	2,638
	Hock Seng Lee Berhad	44,160	32,709
	Hong Leong Industries Berhad	452,400	398,474
	Hong Leong Properties Berhad	605,800	98,162
	Hume Industries (Malaysia) Berhad	374,067	487,205
	Hwang-DBS (Malaysia) Berhad	97,500	33,093
	IGB Corp. Berhad	1,854,850	621,493
	IJM Plantations Berhad	37,600	10,977
*	Insas Berhad	226,000	18,348
	Island & Peninsular Berhad	1,124,740	469,778
*	Jaks Resources Berhad	1,000	308
	Jaya Jusco Stores Berhad	342,500	459,129
	Jaya Tiasa Holdings Berhad	283,600	195,615
*	Johan Holdings Berhad	30,000	996
	John Hancock Life Insurance (M) Berhad	100,800	57,169
	Johor Port Berhad	476,300	233,563
	Johore Tenggara Oil Palm Berhad	59,200	17,119
	JT International Berhad	525,900	577,253
	K & N Kenanga Holdings Berhad	287,300	40,734
	Keck Seng (Malaysia) Berhad	82,000	43,925
	KFC Holdings (Malaysia) Berhad	355,100	329,392
	Kian Joo Can Factory Berhad	202,200	167,242
	Kim Hin Industry Berhad	52,000	22,238
	KPJ Healthcare Berhad	62,000	25,143
*	Kretam Holdings Berhad	15,000	1,793
	Kris Components Berhad	98,863	88,510
	KSL Holdings Berhad	186,600	91,029
*	Kub Malaysia Berhad	586,500	71,542
	Kulim Malaysia Berhad	365,350	280,195
*	Kumpulan Hartanah Selangor Berhad	166,500	7,974
	Kwantas Corp. Berhad	155,800	156,214
	Ladang Perbadanan-Fima Berhad	11,000	7,765
*	Land & General Berhad	180,000	6,928
	Landmarks Berhad	635,500	167,234
*	Leader Universal Holdings Berhad	69,000	6,419
*	Leong Hup Holdings Berhad	46,000	15,258
	Lingkaran Trans Kota Holdings Berhad	932,400	578,342
	Lingui Development Berhad	712,800	202,673
	Lion Diversified Holdings Berhad	1,057,400	505,716
	Lion Industries Corp. Berhad	1,311,600	306,656
*	Liqua Health Corp. Berhad	173	17
	MAA Holdings Berhad	239,133	291,587
	Magnum 4D Berhad	80,000	57,110
	Malayan Cement Berhad	1,453,050	236,793
	Malayawata Steel Berhad	72,000	26,744
*	Malaysia Aica Berhad	48,200	12,766
	Malaysia Building Society Berhad	35,000	6,530
	Malaysia Industrial Development Finance Berhad	2,255,000	700,233
	Malaysian Mosaics Berhad	280,300	98,896
	Malaysian National Reinsurance Berhad	334,400	322,797
	Malaysian Oxygen Berhad	296,500	983,487
*	Malaysian Resources Corp. Berhad	850,266	112,931
*	Mancon Berhad	12,000	2,768
	Maruichi Malaysia Steel Tube Berhad	58,600	23,756
	Matsushita Electric Co. (Malaysia) Berhad	94,184	300,391
	MBM Resources Berhad	102,966	71,884
*	Media Prima Berhad	61,533	25,781
	Metro Kajang Holdings Berhad	58,800	12,347
	Mieco Chipboard Berhad	69,000	34,042
	MK Land Holdings Berhad	376,800	98,206
*	MTD Infraperdana Berhad	2,130,500	582,028
*	MUI Properties Berhad	75,200	5,592
*	Mulpha International Berhad	2,712,250	413,810
*	Multi-Purpose Holdings Berhad	457,000	112,841
	Mycron Steel Berhad	14,650	3,929
	Naim Cendera Berhad	381,100	315,564
*	Naluri Berhad	491,000	55,325
*	Nam Fatt Berhad	9,000	1,089
	Narra Industries Berhad	16,000	5,738

13

	NCB Holdings Berhad	1,147,200	748,399
	New Straits Times Press (Malaysia) Berhad	339,000	275,538
	Nikko Electronics Berhad	36,600	10,088
	NV Multi Corp. Berhad	129,500	15,463
*	NWP Holdings Berhad	112,000	21,194
	Nylex (Malaysia) Berhad	41,500	6,587
	OSK Holdings Berhad	1,179,371	326,620
	OSK Property Holdings Berhad	3,393	1,065
	Pacific & Orient Berhad	41,554	20,093
	Pacificmas Berhad	9,500	15,867
*	Pan Malaysia Cement Works Berhad	192,000	25,351
*	Pan Malaysian Industries Berhad	818,000	11,916
*	Pan Pacific Asia Berhad	12,000	286
*	Panglobal Berhad	14,000	7,015
	PBA Holdings Berhad	139,800	53,038
*	Pernas International Holdings Berhad	603,400	111,291
	Petaling Garden Berhad	190,600	77,974
	Phileo Allied Berhad	1,152,600	1,059,927
	PK Resources Berhad	14,000	2,102
*	Prime Utilities Berhad	3,000	323
*	Promet Berhad	52,000	0
	Puncak Niaga Holdings Berhad	1,113,600	768,969
	QL Resources Berhad	57,000	48,064
	QSR Brand Berhad	32,000	25,457
	Ramatex Berhad	292,700	244,146
	Ranhill Berhad	1,095,180	302,007
*	Ranhill Utilities Berhad	227,160	92,168
*	Rashid Hussain Berhad	182,000	24,943
*	Rekapacific Berhad	55,000	0
	Road Builders (Malaysia) Holdings Berhad	984,600	522,757
*	Sapura Telecommunications Berhad	64,846	15,398
	Sarawak Enterprise Corp. Berhad	421,000	140,778
	SCB Developments Berhad	290,500	270,791
	Scomi Group Berhad	2,329,800	835,291
	Selangor Properties Berhad	526,100	326,518
	Shangri-La Hotels (Malaysia) Berhad	114,000	40,592
	SHL Consolidated Berhad	75,000	28,433
*	Sime Engineering Services Berhad	279,100	49,675
	Sime UEP Properties Berhad	133,000	148,091
	Southern Acids (Malaysia) Berhad	41,000	20,008
	Southern Steel Berhad	262,900	92,830
*	SRI Hartemas Berhad	65,000	0
	Subur Tiasa Holdings Berhad	137,400	90,417
	Sunrise Berhad	549,620	218,985
	Sunway City Berhad	645,100	311,711
	Sunway Holdings, Inc. Berhad	805,000	106,783
	Supermax Corp. Berhad	26,900	27,556
	Suria Capital Holdings Berhad	186,000	27,440
	Symphony House Berhad	20,571	2,435
	Ta Ann Holdings Berhad	313,600	470,321
	TA Enterprise Berhad	2,638,300	501,855
	Talam Corp. Berhad	12,850	1,741
*	Tamco Corp. Holdings Berhad	83,000	7,066
	Tan Chong Motor Holdings Berhad	1,525,300	691,061
*	Tanah Emas Corp. Berhad	65,000	10,441
	Tasek Corp. Berhad	87,600	56,840
*	Time Dotcom Berhad	1,001,500	132,151
	Top Glove Corp. Berhad	324,900	430,668
	Tractors Malaysia Holdings Berhad	143,400	129,533
	Tradewinds (Malaysia) Berhad	290,600	191,227
*	Trengganu Development & Management Berhad	79,700	16,923
	Tronoh Mines Malaysia Berhad	476,300	362,439
	UAC Berhad	25,000	31,948
	Uchi Technologies Berhad	753,100	615,231
	UDA Holdings Berhad	243,700	119,040
	UEM World Berhad	3,342,200	536,538
	Unico-Desa Plantations Berhad	316,000	37,677
	Union Paper Holdings Berhad	70,000	10,044
*	Uniphone Telecommunications Berhad	43,000	5,187
	Unisem (M) Berhad	715,800	279,677
	United Malacca Rubber Estates Berhad	47,500	46,103
	United Malayan Land Berhad	13,000	3,519
	United Plantations Berhad	407,500	600,223
*	Utama Banking Group Berhad	122,000	17,137
	Wah Seong Corp. Berhad	485,300	257,218

14

	Worldwide Holdings Berhad	52,000	25,115
	WTK Holdings Berhad	189,600	171,144
	Yeo Hiap Seng (Malaysia) Berhad	47,300	25,749
	Yu Neh Huat Berhad	97,200	33,516
TOTAL COMMON STOCKS
(Cost $41,048,312)			35,674,648

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	176,957	3,049
*	Malayan United Industries Berhad A2 08/03/13	176,957	2,580
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible
	Preferred Shares	1,840	113
TOTAL PREFERRED STOCKS
(Cost $43,180)			5,742

RIGHTS/WARRANTS — (0.0%)
*	Liqua Health Marketing Berhad Warrants 09/09/08	34	2
*	Melewar Industrial Group Warrants	11,720	886
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	4,329
TOTAL RIGHTS/WARRANTS
(Cost $1,222)			5,217

TOTAL — MALAYSIA
(Cost $41,092,714)			35,685,607

MEXICO — (8.1%)
COMMON STOCKS — (8.1%)
	Consorcio Ara S.A. de C.V.	1,015,200	3,407,598
*	Consorcio Hogar S.A. de C.V. Series B	325,000	94,886
	Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	3,056,764
*	Corporacion Geo S.A. de C.V. Series B	1,468,700	4,083,136
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	843,872	1,796,023
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	318
	Corporativo Fragua S.A. de C.V. Series B	31	125
*	Desc S.A. de C.V. Series B	981,833	254,701
	Embotelladora Arca S.A. de C.V., Mexico	1,658,900	3,578,473
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	17,239
*	Empresas ICA Sociedad Controladora S.A. de C.V.	6,492,650	2,595,853
	Empresas la Moderna S.A. de C.V. Series A	610,700	118,421
	Gruma S.A. de C.V. Series B	1,069,600	2,406,724
*	Grupo Aeroporturio del Sureste S.A. de C.V.	485,600	1,797,014
	Grupo Cementos de Chihuahua S.A. de C.V.	650,000	1,526,034
	Grupo Continental S.A. de C.V.	902,000	1,526,397
	Grupo Corvi S.A. de C.V. Series L	100,000	26,034
	Grupo Elektra S.A. de C.V.	128,500	918,796
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	9,441	4,740
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	23,928	12,459
*	Grupo Herdez S.A. de C.V.	107,000	60,688
	Grupo Industrial Maseca S.A. de C.V. Series B	510,000	341,423
	Grupo Industrial Saltillo S.A. de C.V.	176,552	223,747
*	Grupo Iusacell S.A. de C.V.	61,505	162,984
*	Grupo Nutrisa S.A. de C.V.	188	77
	Grupo Posadas S.A. de C.V. Series L	199,000	168,563
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,763
*	Grupo Tribasa S.A. de C.V.	67,110	0
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	76,000	236,727
	Industrias Penoles S.A. de C.V.	285,400	1,114,267
*	Industrias S.A. de C.V. Series B	1,138,148	2,401,170
*	Jugos del Valle S.A. de C.V. Series B	50,900	89,329
*	Movilaccess S.A. de C.V. Series B	13,489	109,104
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,197
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,983
	TV Azteca S.A. de C.V. Series A	2,522,300	1,461,081
	Vitro S.A. de C.V.	875,900	1,007,428
TOTAL COMMON STOCKS
(Cost $27,230,976)			34,603,266

15

INVESTMENT IN CURRENCY — (0.0%)
*	Mexican Peso		7,314
(Cost $8,636)
TOTAL — MEXICO
(Cost $27,239,612)			34,610,580

TURKEY — (6.8%)
COMMON STOCKS — (6.8%)
	Adana Cimento Sanayi Ticaret A.S.	646,276	451,658
*	Ak-Al Tekstil A.S.	3,056	11,192
	Akcansa Cimento Sanayi ve Ticaret A.S.	309,894	1,421,248
*	Akenerji Elektrik Uretim A.S.	80,193	333,963
	Aksa Akrilik Kimya Sanayii A.S.	47,621	474,836
	Aksigorta A.S.	324,225	1,638,541
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	9,763	9,931
*	Aktas Elektrik Ticaret A.S.	370	41,249
	Alarko Carrier Sanayii ve Ticaret A.S.	14,579	123,677
*	Alarko Holding A.S.	26,419	923,867
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	24,197	99,206
	Alkim Alkali Kimya A.S.	27,197	80,915
*	Alternatifbank A.S.	97,063	132,152
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	21,960	22,723
*	Anadolu Anonim Turk Sigorta Sirketi A.S.	184,498	349,528
	Anadolu Cam Sanayii A.S.	277,157	1,154,765
	Anadolu Hayat Sigorta A.S.	74,683	128,606
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	15,586	144,416
*	Ayen Enerji A.S.	161,469	260,933
	Aygaz A.S.	83,805	215,093
	Bagfas Bandirma Gubre Fabrikalari A.S.	3,450	95,791
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	246,948
	Bati Anabolu Cimento A.S.	110,525	422,225
*	Beko Elektronik A.S.	234,899	442,734
	Bolu Cimento Sanayii A.S.	187,058	305,771
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	290,637
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	178,643
*	Boyner Buyuk Magazacilik A.S.	122,086	266,530
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	347,847
	Bursa Cimento Fabrikasi A.S.	57,680	590,263
*	Celebi Hava Servisi A.S.	28,354	187,756
	Cimsa Cimento Sanayi Ve Ticaret A.S.	259,130	1,563,388
	Deva Holding A.S.	64,797	162,626
*	Dogan Gazetecilik A.S.	105,300	230,344
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,993	88,507
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	872,560
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	183,950
*	Ege Plstik Ticaret ve Sanayi A.S.	14,342	8,634
*	EGE Seramik Sanayi ve Ticaret A.S.	44,835	39,754
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	117,602
*	Global Yatirim Holding A.S.	46,576	43,298
*	Goldas Kuyumculuk Sanayi A.S.	88,799	80,352
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	120,787
*	Goodyear Lastikleri T.A.S.	14,659	150,868
	GSD Holding A.S.	62,399	59,794
	Gubre Fabrikalari Ticaret A.S.	8,436	16,935
	Gunes Sigorta A.S.	68,999	113,142
*	Hektas Ticaret T.A.S.	31,846	22,720
	Hurriyet Gazetecilik ve Matbaacilik A.S.	184,673	491,944
	Ihlas Holding A.S.	485,407	293,593
*	Isiklar Ambalaj A.S.	6,417	5,096
*	Izmir Demir Celik Sanayii A.S.	57,269	116,690
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	220,979	149,959
*	Karsu Tekstil Sanayii ve Ticaret A.S.	17,040	9,335
	Karton Sanayi ve Ticaret A.S.	1,698	194,018
*	Kav Danismanlik Pazarlama ve Ticaret A.S.	4,654	11,431
*	Kerevitas Gida Sanayii ve Ticaret A.S.	2,532	9,660
	Konya Cimento Sanayii A.S.	4,921	231,132
	Kordsa Sabanci Dupont Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	146,305	450,480
*	Kutahya Porselen Sanayii A.S.	2,617	47,999
	Mardin Cimento Sanayii ve Ticaret	103,083	339,518
*	Marshall Boya ve Vernik Sanayii A.S.	6,470	100,424
*	Medya Holdings A.S.	15,849	81,277
*	Menderes Tekstil Sanayi ve Ticaret A.S.	104,549	57,152
*	Merko Gida Sanayi ve Ticaret A.S.	10,580	6,732
	Migros Turk A.S.	81,518	704,790

16

*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	13,329	18,564
*	Mudurnu Tavukculuk A.S.	1,740	582
	Multu Aku ve Malzemeleri Sanayi A.S.	1,527	26,806
*	Nergis Holding A.S.	1,784	4,906
*	Net Holding A.S.	47,826	13,944
*	Net Turizm Ticaret ve Sanayi A.S.	33,828	21,872
	Nortel Networks Netas Telekomuenikasyon A.S.	8,756	216,278
	Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.	20,976	42,788
	Otobus Karoseri Sanayi A.S.	44,321	205,222
	Pinar Sut Mamulleri Sanayii A.S.	35,215	51,818
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,603
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	135,363
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	54,998	80,628
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	304,778
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,300	5,323
*	Tansas Perakende Magazacilik Ticaret A.S.	464,813	783,263
*	Tat Konserve Sanayii A.S.	63,787	106,961
*	Tekstil Bankasi A.S.	141,031	217,892
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	39,939	57,379
	Tofas Turk Otomobil Fabrikasi A.S.	325,649	521,505
	Trakya Cam Sanayii A.S.	303,163	1,170,767
	Turk Demir Dokum Fabrikalari A.S.	60,749	354,596
*	Turk Dis Ticaret Bankasi A.S.	612,806	2,011,477
	Turk Ekonomi Bankasi A.S.	32,820	324,721
	Turk Pirelli Kablo ve Sistemleri A.S.	39,702	89,476
	Turk Sise ve Cam Fabrikalari A.S.	393,110	1,389,540
	Ulker Gida Sanayi ve Ticaret A.S.	258,103	798,113
	USAS Ucak Servisi A.S.	71,628	295,571
	Uzel Makina Sanayii A.S.	156,941	258,150
*	Vakif Finansal Kiralama A.S.	5,450	12,922
*	Vestel Elektronik Sanayi ve Ticaret A.S.	94,186	348,647
	Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027	10,834
	Zorlu Enerji Elektrik Uretim A.S.	100,448	395,532
TOTAL — TURKEY
(Cost $15,911,952)			28,847,956

ISRAEL — (5.2%)
COMMON STOCKS — (5.2%)
*	Afcon Industries	159	2,279
	Albad Massuot Yitzhak, Ltd.	9,175	103,477
	Alony Hetz Properties & Investments, Ltd.	82,840	236,450
*	Alvarion, Ltd.	77,089	661,273
	American Israeli Paper Mills, Ltd.	6,495	280,032
	Analyst I.M.S.	9,114	87,428
*	AudioCodes, Ltd.	74,231	719,938
	Azorim Investment Development & Construction Co., Ltd.	69,788	635,128
*	Baran Group, Ltd.	9,500	87,848
*	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	10,578
	Blue Square Chain Stores Properties & Investments, Ltd.	36,516	338,628
	Blue Square Israel, Ltd.	86,605	872,000
*	C Mer Industries, Ltd.	10,065	115,786
*	Cham Foods (Israel), Ltd.	14,289	15,770
	CLAL Industries, Ltd.	12,431	57,925
*	Compugen, Ltd.	11,938	44,382
	Dan Vehicle & Transportation	14,070	69,542
	Danya Cebus, Ltd.	24,719	137,590
	Delek Automotive Systems, Ltd.	154,049	956,004
	Delek Drilling LP, Ltd.	933,038	415,079
	Delta Galil Industries, Ltd.	31,940	231,506
	Direct Insurance - I.D.I. Insurance Co., Ltd.	83,451	239,444
*	Discount Mortgage Bank, Ltd.	1,320	145,761
	Elbit Medical Imaging, Ltd.	41,196	746,015
*	Electra Consumer Products	28,963	201,510
*	Electra Israel, Ltd.	5,514	380,383
*	Electronics Line, Ltd.	3,169	10,144
*	Elron Electronic Industries, Ltd.	56,547	732,945
*	Feuchtwanger Investments 1984, Ltd.	4,200	2,324
*	First International Bank of Israel, Ltd. Par Value $0.01	473,321	760,145
	FMS Enterprises Migun, Ltd.	16,997	770,051
	Formula Systems (1985), Ltd.	17,849	207,816
*	Formula Vision Technologies, Ltd.	1,604	1,395

17

	Frutarom Industries (1995), Ltd.	91,981	730,771
*	Gachelet Invetment Co., Ltd.	653	59,590
*	Granite Hacarmel Investments, Ltd.	19,200	23,199
*	Ham-Let Ltd	12,751	55,787
*	Housing & Construction Holding Co., Ltd.	664,947	449,326
	Industrial Building Corp., Ltd.	371,518	430,283
*	Israel Land Development Co., Ltd.	32,626	140,025
	Israel Petrochemical Enterprises, Ltd.	41,748	376,028
	Israel Salt Industries	38,139	200,075
	Ituran, Ltd.	10,835	407,333
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	6,178	39,011
	Knafaim-Arkia Holdings, Ltd.	21,671	233,950
	Leader Holding & Investments, Ltd.	32,148	55,890
*	Magal Security Systems, Ltd.	10,117	107,075
*	Magic Software Enterprises, Ltd.	35,590	65,968
*	Matav Cable Israel	58,667	426,001
	Medtechnica, Ltd.	14,470	76,947
	Mehadrin, Ltd.	3,887	69,670
*	Metalink, Ltd.	26,556	105,110
*	Middle East Tube Co., Ltd.	19,000	20,279
	Miloumor, Ltd.	12,658	33,797
	Mivtach Shamir Holdings, Ltd.	13,409	214,722
*	Naphtha Israel Petroleum Corp.	105,630	17,084
*	Nice Systems, Ltd.	28,424	1,228,880
	Nisko Industries (1992), Ltd.	6,691	40,364
*	OCIF Investments and Development, Ltd.	2,267	43,532
*	Orckit Communications, Ltd.	11,142	264,349
	Ormat Industries, Ltd.	189,774	1,123,619
	Packer Plada, Ltd.	844	38,571
	Property and Building Corp., Ltd.	8,596	737,507
*	RADVision, Ltd.	36,193	422,983
*	Rapac Electronics, Ltd.	6,000	16,534
	Rapac Technologies (2000), Ltd.	6,000	31,367
*	Retalix, Ltd.	27,444	656,542
*	Scitex Corp., Ltd.	68,344	420,948
	Shrem Fudim Kelner & Co., Ltd.	15,466	51,314
	Suny Electronic Inc., Ltd.	59,632	236,521
	Super-Sol, Ltd. Series B	409,493	1,026,284
	Tadiran Communications, Ltd.	22,291	685,186
*	Team Computer & Systems, Ltd.	1,400	14,503
	Telsys, Ltd. Electronic Engineering	5,300	25,512
*	Tower Semiconductor, Ltd.	85,632	101,788
*	Union Bank of Israel, Ltd.	86,282	313,154
*	Urdan Industries, Ltd.	52,742	31,716
*	Ytong Industries, Ltd.	52,585	35,548
TOTAL COMMON STOCKS
(Cost $18,194,250)			22,161,219

RIGHTS/WARRANTS — (0.0%)
*	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,263	14,901
(Cost $0)
TOTAL — ISRAEL
(Cost $18,194,250)			22,176,120

THAILAND — (4.5%)
COMMON STOCKS — (4.5%)
	A.J. Plast Public Co., Ltd. (Foreign)	166,500	15,671
*	Adkinson Securities Public Co., Ltd. (Foreign)	138,150	32,338
*	Advance Agro Public Co., Ltd. (Foreign)	809,000	486,676
	Aeon Thana Sinsap (Thailand) Public Co., Ltd. (Foreign)	142,500	117,526
	Amarin Plaza Public Co., Ltd. (Foreign)	523,680	22,611
	Amata Corp. Public Co., Ltd. (Foreign)	2,040,400	598,880
	Asia Plus Securities Public Co., Ltd. (Foreign)	3,575,000	498,636
	Asian Property Development Public Co., Ltd. (Foreign)	3,828,800	334,352
	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	1,282,233	497,653
	Bangkok Expressway Public Co., Ltd. (Foreign)	1,170,400	745,252
	Bangkok Insurance Public Co., Ltd. (Foreign)	65,180	369,973
*	Bangkok Land Public Co., Ltd. (Foreign)	12,166,170	177,070
*	Bangkok Rubber Public Co., Ltd. (Foreign)	14,600	878
	Big C Supercenter Public Co., Ltd. (Foreign)	87,000	54,870
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	1,043,800	526,647
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	5,498,000	504,122

18

	Capital Nomura Securities Public Co., Ltd. (Foreign)	46,000	55,233
*	Central Paper Industry Public Co., Ltd. (Foreign)	19,800	1,009
	Central Pattana Public Co., Ltd. (Foreign)	3,668,000	916,444
	Central Plaza Hotel Public Co., Ltd. (Foreign)	79,000	52,220
	Ch Karnchang Public Co., Ltd. (Foreign)	2,472,700	671,783
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	130,000	23,651
	Compass East Industry (Thailand) Public Co., Ltd. (Foreign)	122,000	8,937
	Dynasty Ceramic Public Co., Ltd. (Foreign)	232,500	91,928
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	1,081,200	89,696
	Fancy Wood Industries Public Co., Ltd. (Foreign)	260,800	30,366
*	GFPT Public Co., Ltd. (Foreign)	71,400	26,845
	GMM Grammy Public Co., Ltd. (Foreign)	765,100	226,421
*	Golden Land Property Development Public Co., Ltd. (Foreign)	485,616	80,691
	Hana Microelectronics Public Co., Ltd. (Foreign)	1,851,409	1,082,328
	Hermraj Land & Development Public Co., Ltd. (Foreign)	6,804,400	132,044
	Home Product Center Public Co., Ltd. (Foreign)	417,900	68,932
	ICC International Public Co., Ltd. (Foreign)	204,600	204,724
*	International Broadcasting Corp. Public Co., Ltd. (Foreign)	975,170	492,020
*	International Engineering Public Co., Ltd. (Foreign)	20,000	485
*	ITV Public Co., Ltd. (Foreign)	2,333,700	701,950
*	Jasmine International Public Co., Ltd. (Foreign)	8,436,600	90,045
*	K.R. Precision Public Co., Ltd. (Foreign)	320,598	32,196
	Kang Yong Electric Public Co., Ltd. (Foreign)	7,200	9,606
	KCE Electronics Public Co., Ltd. (Foreign)	204,000	21,674
*	Keppel Thai Properties Public Co., Ltd. (Foreign)	8,360	466
	KGI Securities One Public Co., Ltd. (Foreign)	2,713,846	160,625
	Krungthai Card Public Co., Ltd. (Foreign)	230,800	121,488
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	32,200	35,832
	Loxley Public Co., Ltd. (Foreign)	2,256,520	121,515
	LPN Development Public Co., Ltd. (Foreign)	415,250	31,024
	Major Cineplex Group Public Co., Ltd. (Foreign)	1,083,300	296,939
	MBK Development Public Co., Ltd. (Foreign)	278,800	297,567
	Media of Medias Public Co., Ltd. (Foreign)	9,100	1,170
	MFC Asset Management Public Co., Ltd. (Foreign)	5,000	2,602
*	Millennium Steel Public Co., Ltd. (Foreign)	6,061,600	176,444
	MK Real Estate Development Public Co., Ltd. (Foreign)	472,260	24,515
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	17,000	109,691
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	13,202,000	233,777
	Nation Multimedia Group Public Co., Ltd. (Foreign)	146,259	40,800
	National Finance and Securities Public Co., Ltd. (Foreign)	1,530,800	464,160
*	Natural Park Public Co., Ltd. (Foreign)	12,385,200	204,292
	Noble Development Public Co., Ltd. (Foreign)	260,100	22,082
*	Pacific Assets Public Co., Ltd. (Foreign)	141,000	12,655
	Padaeng Industry Public Co., Ltd. (Foreign)	73,800	26,853
	Patum Rice Mill & Granary Public Co., Ltd. (Foreign)	5,500	4,002
	Phatra Insurance Public Co., Ltd. (Foreign)	10,000	27,896
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	521,800	30,378
*	Prasit Development Public Co., Ltd. (Foreign)	29,700	1,081
	Quality Houses Public Co., Ltd. (Foreign)	8,362,600	225,166
	Regional Container Lines Public Co., Ltd. (Foreign)	869,900	754,371
*	Robinson Department Store Public Co., Ltd. (Foreign)	18,525	2,238
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	350,000	141,783
	Saha-Union Public Co., Ltd. (Foreign)	279,500	102,376
*	Samart Corporation Public Co., Ltd. (Foreign)	1,146,900	185,006
	Sammakorn Public Co., Ltd. (Foreign)	75,000	3,748
	Sansiri Public Co., Ltd. (Foreign)	780,566	44,685
	Seamico Securities Public Co., Ltd. (Foreign)	978,022	119,806
	Serm Suk Public Co., Ltd. (Foreign)	10,000	4,876
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	1,930,500	693,060
	Siam Food Products Public Co., Ltd. (Foreign)	9,000	10,042
	Siam Industrial Credit Public Co., Ltd. (Foreign)	352,862	48,789
	Siam Makro Public Co., Ltd. (Foreign)	486,600	702,309
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	1,616,500	435,249
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	60,992	19,677
	Srithai Superware Public Co., Ltd. (Foreign)	16,400	3,183
*	STP & I Public Co., Ltd. (Foreign)	138,700	6,931
*	Sun Tech Group Public Co., Ltd. (Foreign)	27,200	1,847
	Supalai Public Co., Ltd. (Foreign)	346,000	15,947
*	SVI Public Co., Ltd. (Foreign)	122,266	26,989
*	Tanayong Public Co., Ltd. (Foreign)	2,610,000	6,331
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,493,100	550,518
	Thai Reinsurance Public Co., Ltd. (Foreign)	660,300	75,280
	Thai Rung Union Car Public Co., Ltd. (Foreign)	165,000	23,814
	Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)	119,800	383,592

19

	Thai Vegetable Oil-Foreign	482,600	141,649
	Thai Wacoal Public Co., Ltd. (Foreign)	78,000	62,674
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	361,000	17,514
*	Tipco Asphalt Public Co., Ltd. (Foreign)	95,200	45,262
	TIPCO Foods (Thailand) Public Co., Ltd. (Foreign)	147,620	16,185
	TISCO Finance Public Co., Ltd. (Foreign)	745,900	502,092
*	TT&T Public Co., Ltd. (Foreign)	6,559,000	512,310
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	129,074	5,959
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	804,700	174,701
	United Palm Oil Industry Public Co., Ltd. (Foreign)	21,000	19,357
	Vanachai Group Public Co., Ltd. (Foreign)	2,482,066	286,589
	Vinythai Public Co., Ltd. (Foreign)	1,830,834	399,697
TOTAL COMMON STOCKS
(Cost $20,653,813)			19,313,839

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	217,330	0
*	Sun Tech Group Public Co., Ltd. (Foreign) Rights	27,200	0
*	Supalai Public Co., Ltd. (Foreign) Warrants 2008	115,333	0
TOTAL RIGHTS/WARRANTS
(Cost $0)			0

TOTAL — THAILAND
(Cost $20,653,813)			19,313,839

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Artha Graya Investama Sentral Tbk	4,773,000	37,194
	PT Asahimas Flat Glass Tbk	1,271,000	318,619
	PT Astra Agro Lestari Tbk	6,656,000	2,649,060
	PT Astra Graphia Tbk	4,549,000	127,370
	PT Bank Pan Indonesia Tbk	2,383,500	96,544
*	PT Batu Buana Tbk	77,715	717
	PT Berlian Laju Tanker Tbk	14,767,200	1,091,758
	PT Bhakti Investama Tbk	9,031,500	172,069
	PT Branta Mulia Tbk	66,000	7,689
*	PT Budi Acid Jaya Tbk	1,449,000	12,732
*	PT Charoen Pokphand Indonesia Tbk	3,406,500	101,348
	PT Citra Marga Nusaphala Persada Tbk	6,649,500	537,835
	PT Clipan Finance Indonesia Tbk	3,133,000	91,789
	PT Dankos Laboratories Tbk	6,022,800	616,926
*	PT Davomas Adabi Tbk	20,960,000	184,649
*	PT Dharmala Intiland Tbk	277,400	5,593
	PT Dynaplast Tbk	1,038,000	116,812
	PT Enseval Putera Megatrading Tbk	6,380,000	397,250
*	PT Eterindo Wahanatama Tbk	397,000	5,643
*	PT Ever Shine Textile Tbk	4,029,640	29,342
*	PT GT Petrochem Industries Tbk	918,000	27,799
*	PT Hero Supermarket Tbk	33,000	10,353
*	PT Indal Aluminium Industry Tbk	47,000	844
	PT Indofood Sukses Makmur Tbk	1,770,500	136,423
	PT Indorama Synthetics Tbk	2,211,000	92,094
	PT Jaya Real Property Tbk	393,500	67,131
	PT Kalbe Farma Tbk	25,907,600	2,155,497
*	PT Karwell Indonesia Tbk	138,000	5,292
*	PT Kawasan Industry Jababeka Tbk	43,401,000	383,533
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,699
	PT Komatsu Indonesia Tbk	860,000	438,349
	PT Lautan Luas Tbk	1,887,500	90,162
*	PT Lippo Bank Tbk Series A	481,000	70,999
	PT Lippo Karawaci Tbk	414,500	65,273
	PT Matahari Putra Prima Tbk	2,609,000	204,082
	PT Mayorah Indah Tbk	2,473,500	190,088
	PT Metrodata Electronics Tbk	3,981,000	29,326
*	PT Modern Photo Tbk	40,000	1,926
*	PT Mulia Industrindo Tbk	542,000	10,905
	PT Mustika Ratu Tbk	723,000	21,808
*	PT Pakuwon Jati Tbk	63,000	2,814
*	PT Panasia Indosyntec Tbk	79,000	3,068
	PT Panin Insurance Tbk	7,979,000	217,594
*	PT Pioneerindo Gourmet International Tbk	29,000	1,126
*	PT Prasidha Aneka Niaga Tbk	84,000	897

20

	PT Pudjiadi Prestige, Ltd. Tbk	45,500	983
	PT Rig Tenders Indonesia Tbk	1,780,000	162,581
	PT Selamat Semp Tbk	1,920,000	58,599
*	PT Semen Cibinong Tbk	702,000	28,170
*	PT Sinar Mas Agro Resources & Technology Tbk	438,960	36,012
	PT Summarecon Agung Tbk	6,332,000	476,606
*	PT Sunson Textile Manufacturer Tbk	343,000	8,743
*	PT Suparma Tbk	2,400,000	49,391
*	PT Surabaya Agung Industri Pulp & Paper Tbk	64,500	407
*	PT Surya Dumai Industri Tbk	3,298,500	115,287
*	PT Suryamas Dutamakmur Tbk	125,000	1,123
	PT Tempo Scan Pacific Tbk	471,500	276,114
*	PT Texmaco Jaya Tbk	93,000	26,636
	PT Timah Tbk	1,701,000	291,863
	PT Trias Sentosa Tbk	9,198,400	129,101
	PT Trimegah Sec Tbk	9,961,000	151,243
	PT Tunas Ridean Tbk	1,987,000	141,974
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	11,396
	PT Unggul Indah Corp. Tbk	48,239	15,924
	PT United Tractors Tbk	937,260	354,245
*	PT Wicaksana Overseas International Tbk	28,560	423
TOTAL — INDONESIA
(Cost $8,238,563)			13,166,842

POLAND — (2.3%)
COMMON STOCKS — (2.3%)
*	Amica Wronki SA	18,410	158,037
*	Budimex SA	39,076	526,481
*	Cersanit-Krasnystaw SA	22,217	816,518
*	Computerland SA	14,630	434,048
	Debica SA	24,894	581,863
*	Echo Investment SA	23,155	924,512
	Fabryki Mebli Forte SA	39,475	135,383
*	Farmacol SA	39,250	433,533
*	Getin Holdings SA	153,266	185,876
*	Huta Ferrum SA	309	943
	Impexmetal SA	26,519	409,849
*	IVAX Corp.	24,547	633,504
	Kroscienskie Huty Szkla Krosno SA	20,000	53,125
	Lentex SA	13,464	58,407
*	LPP SA	828	236,573
*	MNI SA	16,774	22,501
*	Mostostal Export SA	42,087	17,212
*	Mostostal Siedlce SA	23,040	322,766
*	Mostostal Warszawa SA	18,600	38,861
*	Mostostal Zabrze Holding SA	18,293	9,151
	Netia Holdings SA	117,106	167,049
*	Ocean Company SA	8,530	315
*	Optimus SA	7,500	15,996
	Orbis SA	32,000	271,045
	Polska Grupa Farmaceutyczna SA	25,329	426,351
*	Polski Koncern Miesny Duda SA	7,000	23,566
	Prokom Software SA	10,528	375,580
*	Prosper SA	12,770	37,749
	Przedsiebiorstwo Farmaceutyczne JELFA SA	14,330	296,563
*	Raciborska Fabryka Kotlow SA	37,758	167,257
*	Softbank SA	51,313	529,465
*	Stalexport SA	90,737	44,924
*	Ster-Projekt SA	20,650	53,036
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	8,169	155,933
	Zaklady Metali Lekkich Kety SA	19,615	832,080
*	Zaklady Tluszcowe Kruszwica SA	23,610	232,307
TOTAL — POLAND
(Cost $5,393,752)			9,628,359

PHILIPPINES — (1.5%)
COMMON STOCKS — (1.5%)
	Alaska Milk Corp.	1,404,000	86,584
	Bacnotan Consolidated Industries, Inc.	122,234	21,286

21

*	Belle Corp.	20,937,000	341,029
*	C & P Homes, Inc.	6,477,000	27,749
*	Digital Telecommunications (Philippines), Inc.	20,973,000	375,421
	EDSA Properties Holdings, Inc.	1,759,970	23,143
*	EEI Corp.	1,108,000	12,204
*	Fil-Estate Land, Inc.	3,170,700	23,437
*	Filinvest Development Corp.	4,664,500	92,984
*	Filinvest Land, Inc.	25,798,050	617,604
	Ginebra San Miguel, Inc.	1,065,200	588,185
*	Global Equities, Inc.	886,462	1,120
	House of Investments, Inc.	732,000	11,761
*	International Container Terminal Services, Inc.	4,593,837	664,062
*	Ionics, Inc.	769,825	14,562
*	iVantage Corp.	593,400	6,724
	Keppel Philippines Marine, Inc.	610,000	6,553
*	Lepanto Consolidated Mining Co. Series B	1,925,000	12,024
*	Mabuhay Holdings Corp.	516,000	917
	Macroasia Corp.	2,237,500	69,456
*	Manila Jockey Club, Inc.	130,622	6,963
*	Megaworld Properties & Holdings, Inc.	21,843,500	531,226
*	Metro Pacific Corp.	45,763,860	270,531
*	Philex Mining Corp. Series B	150,000	2,708
*	Philippine Bank of Communications	14,726	25,645
*	Philippine National Bank	929,975	628,776
*	Philippine National Construction Corp.	173,000	9,453
	Philippine Savings Bank	317,212	186,015
*	Prime Orion Philippines, Inc.	2,920,000	11,026
	Republic Glass Holding Corp.	507,500	15,331
*	RFM Corp.	2,378,934	31,387
	Robinson’s Land Corp. Series B	3,402,000	241,633
	Security Bank Corp.	320,842	175,426
	SM Development Corp.	4,971,000	124,134
	Soriano (A.) Corp.	3,430,211	128,511
	Union Bank of the Philippines	47,500	25,342
*	United Paragon Mining Corp.	322,500	2,002
*	Universal Rightfield Property Holdings, Inc.	1,062,000	528
	Universal Robina Corp.	3,158,100	934,530
*	Victorias Milling Co., Inc.	139,680	2,160
*	Vitarich Corp.	176,000	815
TOTAL — PHILIPPINES
(Cost $5,951,941)			6,350,947

HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*	Danubius Hotel & Spa RT	58,038	1,663,013
	Delmagyarorszagi Aramszolgaltato Demasz RT	15,581	1,309,000
*	Fotex First Hungarian-American Photo Service Co.	749,391	1,259,348
*	Globus Konzervipari RT	101,338	210,740
*	Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)	67,414	492,754
*	North American Business Industries RT	51,024	55,841
*	Pannonplast P.L.C.	39,441	328,057
*	Raba Hungarian Railway Carriage & Machine Works	143,528	535,614
*	Synergon Information Systems Ltd., Budapest	30,190	94,317
	Zwack Unicum Liqueur Industry & Trading Co., Ltd.	1,100	54,743
TOTAL — HUNGARY
(Cost $4,841,731)			6,003,427

ARGENTINA — (0.6%)
COMMON STOCKS — (0.6%)
*	Alpargatas SA Industrial y Comercial	1,007	1,577
	Banco Macro Bansud SA	89,000	136,209
*	Banco Suquia SA	76,789	12,404
*	Capex SA Series A	26,370	37,604
*	Celulosa Argentina SA Series B	6,375	7,988
*	Central Costanera SA Series B	50,000	60,369
*	Central Puerto SA Series B	61,000	34,437
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	220,166
	DYCASA SA (Dragados y Construcciones Argentina) Series B	23,052	24,598
*	Ferrum SA de Ceramica y Metalurgica Series B	25,200	26,561

22

	Fiplasto SA Comercial y Industrial	12,000	5,247
*	Garovaglio y Zorraquin SA	14,160	2,126
	Importadora y Exportadora de la Patagonia Series B	11,500	73,365
	Introductora de Buenos Aires SA Series A	9,832	5,454
*	IRSA Inversiones y Representaciones SA	379,635	427,396
*	Juan Minetti SA	131,531	123,184
	Ledesma S.A.A.I.	387,128	240,023
*	Metrogas SA Series B	90,000	38,767
*	Polledo SA Industrial y Constructora y Financiera	88,891	19,725
*	Quimica Estrella SA Series B	30,460	9,940
*	Renault Argentina SA	37,450	147,872
*	Sol Petroleo SA	50,662	13,722
	Solvay Indupa S.A.I.C.	440,500	632,475
TOTAL COMMON STOCKS
(Cost $2,451,971)			2,301,209

INVESTMENT IN CURRENCY — (0.0%)
*	Argentine Peso		121,309
(Cost $120,530)

RIGHTS/WARRANTS — (0.0%)
*	Capex SA Rights 09/05/05	26,370	0
(Cost $0)
TOTAL — ARGENTINA
(Cost $2,572,501)			2,422,518

CHILE — (0.5%)
COMMON STOCKS — (0.5%)
	Cementos Bio-Bio SA	49,000	125,039
*	Colbun SA	5,904,653	815,935
*	Corpbanca SA	59,607,311	341,555
	Cristalerias de Chile SA	10,000	113,312
*	Empresas Iansa SA	1,463,812	136,200
*	Madeco Manufacturera de Cobre SA	2,598,017	247,715
	Parque Arauco SA	204,000	146,587
	Vina de Concha y Toro SA	149,614	248,920
TOTAL — CHILE
(Cost $2,219,206)			2,175,263

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	TTI Team Telecom International, Ltd.	2,940	8,820
(Cost $12,241)

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $3,944,000 FNMA Note 2.95%, 11/14/07, valued at $3,968,650) to be repurchased at $3,910,367 (Cost $3,910,000)	$3,910	3,910,000

TOTAL INVESTMENTS - (100.0%)
(Cost $351,804,246)††		$426,928,185

†	Securities have been fair valued. See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $351,804,791.

23

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Face
	Amount	Value †
	(000)
UNITED STATES — (64.4%)
AGENCY OBLIGATIONS — (24.6%)
Federal Farm Credit Bank
2.250%, 09/01/06	$10,000	$9,832,970
2.600%, 09/07/06	8,600	8,483,573
2.750%, 09/29/06	50,000	49,358,450
4.125%, 11/14/06	29,975	30,024,938
2.550%, 02/27/07	26,500	25,908,970
Federal Home Loan Bank
2.875%, 08/15/06	54,000	53,455,572
2.750%, 11/15/06	36,000	35,475,696
2.750%, 12/15/06	20,000	19,689,980
Federal Home Loan Mortgage Corporation
2.750%, 08/15/06	6,000	5,934,204
2.750%, 10/15/06	66,000	65,121,276
2.875%, 12/15/06	60,000	59,168,640
2.375%, 02/15/07	30,000	29,325,600
Federal National Mortgage Association
4.375%, 10/15/06	54,700	54,934,280
2.625%, 11/15/06	25,000	24,600,725
5.250%, 04/15/07	9,000	9,173,214
TOTAL AGENCY OBLIGATIONS
(Cost $482,786,615)		480,488,088

BONDS — (20.8%)
Bank of America Corp.
5.250%, 02/01/07	15,000	15,225,420
Bayerische Landesbank
2.600%, 10/16/06	10,000	9,833,420
Citigroup, Inc.
5.750%, 05/10/06	38,050	38,437,159
5.500%, 08/09/06	12,400	12,540,641
5.000%, 03/06/07	8,000	8,101,208
General Electric Capital Corp.
2.970%, 07/26/06	52,000	51,444,328
KFW International Finance, Inc.
5.250%, 06/28/06	53,000	53,395,115
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	51,000	50,860,515
Toyota Motor Credit Corp.
2.900%, 07/14/06	53,000	52,428,554
US Bank NA
2.850%, 11/15/06	54,350	53,325,937
Wal-Mart Stores, Inc.
5.450%, 08/01/06	19,100	19,286,454
Wells Fargo & Co.
5.900%, 05/21/06	41,820	42,278,975
TOTAL BONDS
(Cost $410,447,302)		407,157,726

COMMERCIAL PAPER — (19.0%)
Barton Capital Corp.
3.380%, 09/07/05	18,000	17,989,380
3.380%, 09/08/05	12,998	12,989,052
Ciesco L.P.
3.600%, 10/11/05	23,000	22,906,567
3.660%, 10/17/05	33,000	32,845,121
Dexia Delaware LLC
3.520%, 09/29/05	8,000	7,977,811
DuPont (E.I.) de Nemours & Co., Inc.
3.500%, 09/27/05	24,400	24,337,282
Electricite de France
3.600%, 01/13/06	10,000	9,857,103

1

Govco, Inc.
3.580%, 10/03/05	38,600	38,475,554
Nestle Capital Corp.
3.560%, 10/31/05	28,000	27,829,105
Sheffield Receivables Corp.
3.490%, 09/06/05	13,000	12,993,590
Shell Finance UK
3.350%, 09/09/05	35,000	34,972,770
Siemens Capital Corp.
3.350%, 09/09/05	35,000	34,972,770
Societe Generale North America
3.510%, 09/29/05	650	648,197
Total Capital SA
3.560%, 09/01/05	16,000	16,000,000
3.650%, 10/28/05	20,000	19,884,226
Windmill Funding Corp.
3.510%, 09/27/05	45,000	44,882,640
3.670%, 10/27/05	12,000	11,930,728
TOTAL COMMERCIAL PAPER
(Cost $371,518,088)		371,491,896

TOTAL — UNITED STATES
(Cost $1,264,752,005)		1,259,137,710

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.0%)
BONDS — (13.0%)
Asian Development Bank
4.875%, 02/05/07	50,000	50,559,600
European Investment Bank
3.000%, 08/15/06	52,600	52,192,455
Inter-American Development Bank
6.625%, 03/07/07	43,503	45,204,707
International Finance Corp.
5.250%, 05/02/06	25,400	25,549,479
4.750%, 04/30/07	28,000	28,312,732
World Bank (International Bank for Reconstruction & Development) Corporate Bonds
5.000%, 03/28/06	16,487	16,597,298
6.625%, 08/21/06	15,000	15,388,440
4.375%, 09/28/06	20,000	20,091,940
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS
(Cost $255,399,494)		253,896,651

CANADA — (8.3%)
BONDS — (8.3%)
British Columbia, Province of
4.625%, 10/03/06	48,040	48,376,664
Canadian Government
6.750%, 08/28/06	20,000	20,536,780
Manitoba, Province of
4.250%, 11/20/06	51,000	51,138,873
Ontario, Province of
2.650%, 12/15/06	44,000	43,260,888
TOTAL — CANADA
(Cost $164,595,516)		163,313,205

GERMANY — (2.7%)
BONDS — (2.7%)
Landwirtschaft Rentenbank
4.500%, 10/23/06	50,100	50,347,845
4.875%, 03/12/07	2,000	2,021,672
TOTAL — GERMANY
(Cost $53,030,988)		52,369,517

2

NORWAY — (2.6%)
BONDS — (2.6%)
Eksportfinans ASA
5.750%, 06/06/06	50,000	50,615,900
(Cost $51,121,500)

SPAIN — (2.6%)
BONDS — (2.6%)
Institut de Credito Oficial
4.625%, 11/29/06	50,500	50,513,534
(Cost $51,307,651)

SWEDEN — (2.5%)
BONDS — (2.5%)
Swedish Export Credit Corp.
2.875%, 01/26/07	50,000	49,160,100
(Cost $49,612,158)

AUSTRIA — (2.4%)
BONDS — (2.4%)
Oesterreichische Kontrollbank AG
5.125%, 03/20/07	46,000	46,808,174
(Cost $46,837,868)

UNITED KINGDOM — (1.1%)
BONDS — (1.1%)
BP Capital Markets P.L.C.
2.750%, 12/29/06	21,332	20,934,244
(Cost $20,982,582)

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $8,436,000 FHLMC Note 4.00%, 09/22/09, valued at $8,488,725) to be repurchased at $8,363,785	8,363	8,363,000
(Cost $8,363,000)

TOTAL INVESTMENTS - (100.0%)
(Cost $1,966,002,762)††		$ 1,955,112,035

†	See Security Valuation Note.
††	The cost for federal income tax purposes is $1,955,112,035.

3

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Face
	Amount	Value †
	(000)
UNITED STATES — (46.5%)
AGENCY OBLIGATIONS — (27.7%)
Federal Farm Credit Bank
2.750%, 09/29/06	$141,060	$139,250,059
Federal Home Loan Bank
2.625%, 10/16/06	66,000	65,023,926
3.375%, 02/23/07	80,000	79,279,200
Federal Home Loan Mortgage Corporation
2.750%, 10/15/06	79,000	77,948,194
2.375%, 02/15/07	23,000	22,482,960
3.750%, 04/15/07	26,000	25,905,074
Federal National Mortgage Association
4.375%, 10/15/06	86,000	86,368,338
2.375%, 02/15/07	50,000	48,863,350
TOTAL AGENCY OBLIGATIONS
(Cost $550,323,119)		545,121,101

BONDS — (18.8%)
Bank of America Corp.
5.250%, 02/01/07	52,700	53,491,976
Citigroup, Inc.
5.500%, 08/09/06	19,430	19,650,375
General Electric Capital Corp.
2.970%, 07/26/06	45,200	44,716,993
KFW International Finance, Inc.
5.250%, 06/28/06	55,600	56,014,498
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	53,000	52,855,045
Toyota Motor Credit Corp.
3.000%, 06/09/06	40,000	39,656,200
2.900%, 07/14/06	5,200	5,143,934
US Bank NA
2.850%, 11/15/06	7,000	6,868,106
Wal-Mart Stores, Inc.
5.450%, 08/01/06	28,323	28,599,489
Washington Mutual Finance Corp.
6.250%, 05/15/06	21,079	21,367,845
Wells Fargo & Co.
5.900%, 05/21/06	40,035	40,474,384
TOTAL BONDS
(Cost $371,586,187)		368,838,845

TOTAL — UNITED STATES
(Cost $921,909,306)		913,959,946

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.7%)
BONDS — (13.7%)
Asian Development Bank
4.875%, 02/05/07	51,500	52,076,388
Council of Europe
4.875%, 01/23/07	53,000	53,615,012
European Bank For Reconstruction & Development
5.375%, 06/15/06	49,700	50,131,794
European Investment Bank
3.000%, 08/15/06	34,000	33,736,568
4.875%, 09/06/06	16,500	16,638,699
Inter-American Development Bank
6.625%, 03/07/07	10,600	11,014,640
International Finance Corp.
4.750%, 04/30/07	7,700	7,786,001

1

World Bank (International Bank for Reconstruction & Development) Corporate Bonds
4.375%, 09/28/06	44,500	44,704,567
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS
(Cost $271,628,143)		269,703,669

CANADA — (10.8%)
BONDS — (10.8%)
British Columbia, Province of
4.625%, 10/03/06	48,500	48,839,888
• Canadian Government
3.000%, 06/01/07	67,000	56,453,730
Manitoba, Province of
4.250%, 11/20/06	47,000	47,127,981
• Ontario, Province of
5.200%, 03/08/07	68,500	59,541,734
TOTAL — CANADA
(Cost $207,386,427)		211,963,333

SWEDEN — (5.7%)
BONDS — (5.7%)
Swedish Export Credit Corp.
4.625%, 11/06/06	15,000	15,074,355
2.875%, 01/26/07	35,000	34,412,070
Swedish Government
8.000%, 08/15/07	430,000	63,287,605
TOTAL — SWEDEN
(Cost $112,822,210)		112,774,030

GERMANY — (5.4%)
BONDS — (5.4%)
Landeskreditbank Baden-Wuerttemberg-Foerderbank
4.875%, 01/30/07	53,000	53,486,381
Landwirtschaft Rentenbank
4.500%, 10/23/06	49,737	49,983,049
4.875%, 03/12/07	3,000	3,032,508
TOTAL — GERMANY
(Cost $107,528,224)		106,501,938

NETHERLANDS — (4.3%)
BONDS — (4.3%)
Bank Nederlandse Gemeenten NV
4.500%, 12/14/06	43,000	43,180,643
Nederlandse Waterschapsbank NV
6.875%, 10/26/06	10,000	10,281,510
Rabobank
5.750%, 05/25/06	30,000	30,338,250
TOTAL — NETHERLANDS
(Cost $84,529,130)		83,800,403

AUSTRIA — (3.1%)
BONDS — (3.1%)
Bank Austria AG
5.750%, 06/08/06	10,000	10,111,710
Oesterreichische Kontrollbank AG
5.125%, 03/20/07	50,000	50,878,450
TOTAL — AUSTRIA
(Cost $61,009,485)		60,990,160

2

SPAIN — (2.8%)
BONDS — (2.8%)
Institut de Credito Oficial
4.625%, 11/29/06	56,000	56,015,008
(Cost $56,831,383)

NORWAY — (2.3%)
BONDS — (2.3%)
Eksportfinans ASA
5.750%, 06/06/06	45,700	46,262,933
(Cost $46,712,141)

DENMARK — (2.2%)
BONDS — (2.2%)
Denmark (Kingdom of)
5.125%, 12/28/06	43,000	43,622,382
(Cost $43,945,305)

UNITED KINGDOM — (1.5%)
BONDS — (1.5%)
BP Capital Markets P.L.C.
2.350%, 06/15/06	14,000	13,809,488
2.750%, 12/29/06	15,066	14,785,083
TOTAL — UNITED KINGDOM
(Cost $28,734,718)		28,594,571

FRANCE — (0.8%)
BONDS — (0.8%)
Dexia Municipal Agency
5.125%, 09/11/06	15,000	15,120,317
(Cost $15,337,814)

TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $18,164,000 FNMA Note 2.95%, 11/14/07, valued at $18,277,525) to be repurchased at $18,008,691	18,007	18,007,000
(Cost $18,007,000)

TOTAL INVESTMENTS - (100.0%)
(Cost $1,976,381,286)††		$1,967,315,690

†	See Security Valuation Note.
•	Denominated in Canadian Dollars.
Denominated in Swedish Krona.
††	The cost for federal income tax purposes is $1,976,381,286.

3

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
COMMON STOCKS — (97.6%)
Financials — (27.5%)
	1st Source Corp.	17,100	$407,493
	21st Century Insurance Group	67,200	997,920
	A.G. Edwards, Inc.	48,600	2,197,206
*	ACE Cash Express, Inc.	3,600	79,488
	Advanta Corp. Class A	14,400	386,064
	Advanta Corp. Class B Non-Voting	17,200	496,220
*	Aether Holdings, Inc.	5,310	19,169
	Alfa Corp.	31,257	476,669
*	Allmerica Financial Corp.	25,000	1,017,750
	Allstate Corp.	613,600	34,490,456
	AMBAC Financial Group, Inc.	108,000	7,406,640
	American Capital Strategies, Ltd.	68,523	2,585,373
	American Financial Group, Inc.	80,800	2,709,224
*	American Independence Corp.	1,266	16,509
	American National Insurance Co.	24,200	2,686,684
*	American Physicians Capital, Inc.	3,500	154,735
*	American West Bancorporation	666	15,218
*	AmeriCredit Corp.	70,100	1,748,294
*	AmeriServe Financial, Inc.	800	4,000
	AmerUs Group Co.	40,200	2,223,864
	AmSouth Bancorporation	2,400	63,168
	AON Corp.	274,500	8,213,040
*	Arch Capital Group, Ltd.	200	8,690
*	Argonaut Group, Inc.	10,050	250,345
	Associated Banc-Corp	1,004	32,670
	Astoria Financial Corp.	6,500	181,545
	Baldwin & Lyons, Inc. Class B	5,100	132,345
*	Bancinsurance Corp.	1,800	8,280
	Bank of America Corp.	28,000	1,204,840
	Bank of Hawaii Corp.	60,500	3,070,375
	BankUnited Financial Corp. Class A	14,300	337,480
	Banner Corp.	9,766	271,592
	Bay View Capital Corp.	3,090	48,389
	BB&T Corp.	437	17,729
	Bear Stearns Companies, Inc.	124,022	12,464,211
	Berkley (W.R.) Corp.	35,437	1,257,659
	Beverly Hills Bancorp, Inc.	7,800	81,354
	Brookline Bancorp, Inc.	49,525	764,666
	Cash America International, Inc.	24,900	522,153
*	Ceres Group, Inc.	4,906	30,515
	CFS Bancorp, Inc.	3,023	41,657
	Chemical Financial Corp.	16,905	551,441
	Chubb Corp.	211,400	18,383,344
	Cincinnati Financial Corp.	160,250	6,567,045
	Citigroup, Inc.	45,069	1,972,670
	Citizens South Banking Corp.	1,842	22,749
* #	Citizens, Inc.	1,400	10,080
	City Holding Co.	6,500	238,680
	Clark, Inc.	6,300	102,438

1

*	CNA Financial Corp.	121,600	3,522,752
*	CNA Surety Corp.	14,700	183,750
	Columbia Banking System, Inc.	6,623	174,715
	Comerica, Inc.	72,600	4,391,574
	Commerce Bancshares, Inc.	1,701	90,969
	Commerce Group, Inc.	19,100	1,113,912
	Commercial Capital Bancorp, Inc.	6,669	119,575
	Commercial Federal Corp.	34,300	1,163,113
	Community Bank System, Inc.	25,000	590,750
	Community West Bancshares	400	4,920
#	Compass Bancshares, Inc.	2,700	126,387
* #	CompuCredit Corp.	36,500	1,527,890
	Corus Bankshares, Inc.	13,400	779,746
	Countrywide Financial Corp.	551,998	18,652,012
* #	Credit Acceptance Corp.	35,300	488,022
	Delphi Financial Group, Inc. Class A	26,200	1,234,020
	Delta Financial Corp.	300	2,703
	Dime Community Bancshares	19,912	302,862
	Donegal Group, Inc. Class A	6,973	158,705
	Downey Financial Corp.	26,400	1,673,232
*	E*TRADE Financial Corp.	165,400	2,646,400
*	Epoch Holding Corp.	600	2,742
	F.N.B. Corp.	5,700	103,227
	FBL Financial Group, Inc. Class A	25,100	752,247
	Fidelity National Financial, Inc.	90,335	3,533,905
	Financial Federal Corp.	2,100	82,005
*	Financial Industries Corp.	2,444	18,635
	First American Corp.	99,300	4,131,873
*	First Bank of Delaware	550	1,705
*	First Cash Financial Services, Inc.	2,700	64,800
	First Charter Corp.	7,900	184,702
	First Citizens BancShares, Inc.	3,900	643,500
	First Community Bancorp	4,200	198,240
	First Community Bancshares, Inc.	3,000	88,080
	First Indiana Corp.	8,749	294,754
*	First Mariner Bancorp	300	5,442
	First Merchants Corp.	14,541	378,066
	First Niagara Financial Group, Inc.	110,580	1,566,919
#	First PacTrust Bancorp, Inc.	600	15,780
	First Place Financial Corp.	12,453	264,253
	First Republic Bank	10,200	367,200
	First State Bancorporation	4,000	90,360
* #	FirstFed Financial Corp.	7,800	448,890
	Flagstar Bancorp, Inc.	47,800	824,550
*	FPIC Insurance Group, Inc.	3,400	118,966
	Fremont General Corp.	65,000	1,483,300
	Gold Banc Corporation, Inc.	3,300	50,028
	Great American Financial Resources, Inc.	2,300	45,770
	Hancock Holding Co.	4,000	131,600
	Harbor Florida Bancshares, Inc.	4,100	149,322
	Harleysville Group, Inc.	23,300	528,444
	Hartford Financial Services Group, Inc.	320,200	23,390,610
	HCC Insurance Holdings, Inc.	17,700	471,705
	Heritage Commerce Corp.	800	16,440
	Hibernia Corp.	1,800	57,150
	HMN Financial, Inc.	3,596	115,432
	Horace Mann Educators Corp.	36,900	722,502
	Horizon Financial Corp.	1,900	40,527
	Huntington Bancshares, Inc.	2,000	47,980
	Independence Community Bank Corp.	80,687	2,759,495
	IndyMac Bancorp, Inc.	33,000	1,314,390
	Infinity Property & Casualty Corp.	19,200	624,384

2

	Instinet Group, Inc.	46,400	232,000
	Integra Bank Corp.	4,100	94,095
	Irwin Financial Corp.	22,300	468,300
*	ITLA Capital Corp.	400	21,500
	Janus Capital Group, Inc.	244,500	3,454,785
	Jefferies Group, Inc.	22,800	900,144
	Jefferson-Pilot Corp.	124,000	6,166,520
*	Jones Lang LaSalle, Inc.	600	29,598
	JPMorgan Chase & Co.	1,843,748	62,484,620
*	Kennedy-Wilson, Inc.	900	10,755
	KeyCorp	215,100	7,124,112
*	Knight Capital Group, Inc.	74,400	626,448
*	LaBranche & Co., Inc.	2,500	21,450
	LandAmerica Financial Group, Inc.	17,100	1,010,952
	Lehman Brothers Holdings, Inc.	91,071	9,622,562
	Lincoln National Corp.	152,300	7,552,557
	Loews Corp.	201,600	17,678,304
	MAF Bancorp, Inc.	26,200	1,124,766
#	Manulife Financial Corp.	207,553	10,572,750
*	Matrix Bancorp, Inc.	100	1,300
	MBIA, Inc.	139,750	8,101,307
	MCG Capital Corp.	27,200	495,584
*	Meadowbrook Insurance Group, Inc.	6,200	33,170
	Medallion Financial Corp.	9,000	96,930
	Mercantile Bankshares Corp.	2,381	128,169
	Merrill Lynch & Co., Inc.	338,300	19,337,228
	MetLife, Inc.	776,200	38,018,276
*	Metris Companies, Inc.	20,400	298,248
	MGIC Investment Corp.	111,000	6,929,730
	Midland Co.	2,000	63,220
	National City Corp.	5,788	212,014
*	National Western Life Insurance Co. Class A	900	177,282
	Nationwide Financial Services, Inc.	60,200	2,321,312
*	Navigators Group, Inc.	4,000	148,240
	New York Community Bancorp, Inc.	242,900	4,270,182
* #	Newtek Business Services, Inc.	1,500	3,597
	North Fork Bancorporation, Inc.	279,870	7,693,626
	Northwest Bancorp, Inc.	2,200	49,940
	OceanFirst Financial Corp.	2,300	53,590
*	Ocwen Financial Corp.	39,300	269,991
#	Odyssey Re Holdings Corp.	60,800	1,535,200
	Ohio Casualty Corp.	44,300	1,119,018
	Old Republic International Corp.	166,850	4,199,614
*	Pacific Mercantile Bancorp	1,000	16,400
*	Pelican Financial, Inc.	300	1,995
*	Penn Treaty American Corp.	1,025	10,250
	PFF Bancorp, Inc.	31,500	936,495
*	Piper Jaffray Companies, Inc.	3,100	94,519
*	PMA Capital Corp. Class A	8,157	71,782
	PMI Group, Inc.	117,100	4,737,866
*	Premier Financial Bancorp, Inc.	400	5,160
	Presidential Life Corp.	25,258	444,288
	Principal Financial Group, Inc.	320,100	14,660,580
*	ProAssurance Corp.	15,200	669,560
	Protective Life Corp.	73,000	2,995,190
	Provident Financial Holdings, Inc.	675	19,811
	Provident Financial Services, Inc.	41,528	738,368
*	Providian Financial Corp.	117,300	2,181,780
	Prudential Financial, Inc.	580,700	37,379,659
	Radian Group, Inc.	123,704	6,331,171
	Regions Financial Corp.	119,637	3,914,523
	Reinsurance Group of America, Inc.	62,000	2,660,420

3

*	Republic First Bancorp, Inc.	616	7,946
*	Rewards Network, Inc.	200	1,266
	RLI Corp.	21,700	1,000,370
*	RTW, Inc.	800	8,200
	Safeco Corp.	132,800	6,924,192
	Sanders Morris Harris Group, Inc.	1,100	18,623
	Selective Insurance Group, Inc.	26,500	1,254,510
	Simmons First National Corp. Class A	12,123	336,413
	Sound Federal Bancorp, Inc.	8,036	132,915
	South Financial Group, Inc.	73,353	2,136,039
	Sovereign Bancorp, Inc.	384,218	8,959,964
	StanCorp Financial Group, Inc.	28,800	2,328,480
*	Standard Management Corp.	100	204
	State Auto Financial Corp.	24,300	740,421
*	Sterling Financial Corp.	9,459	364,834
	Stewart Information Services Corp.	15,600	749,892
*	Stifel Financial Corp.	400	10,260
*	Stratus Properties, Inc.	500	9,042
*	Sun Bancorp, Inc.	4,815	103,522
	SunTrust Banks, Inc.	77,900	5,474,812
	Susquehanna Bancshares, Inc.	13,802	347,810
*	SVB Financial Group	880	41,395
	SWS Group, Inc.	10,800	175,932
	TD Banknorth, Inc.	79,870	2,401,691
*	The Banc Corp.	4,100	43,747
	The Phoenix Companies, Inc.	88,300	1,058,717
	The St. Joe Corp.	1,600	120,336
	The St. Paul Travelers Companies, Inc.	654,400	28,145,744
	TierOne Corp.	15,200	428,944
	Torchmark Corp.	109,000	5,748,660
*	Trammell Crow Co.	27,700	752,609
	Transatlantic Holdings, Inc.	63,500	3,683,000
*	Triad Guaranty, Inc.	5,600	236,488
	UICI	45,600	1,407,216
	UMB Financial Corp.	20,070	1,321,609
	Umpqua Holdings Corp.	36,900	898,515
	UnionBanCal Corp.	500	33,885
*	United America Indemnity, Ltd.	3,722	66,810
	United Community Financial Corp.	34,000	377,740
	Unitrin, Inc.	65,700	3,033,369
	Unity Bancorp, Inc.	1,620	20,201
*	Universal American Financial Corp.	46,291	1,062,378
	UnumProvident Corp.	268,200	5,181,624
*	Vesta Insurance Group, Inc.	16,800	35,280
	Wachovia Corp.	86,332	4,283,794
	Washington Federal, Inc.	53,045	1,242,844
	Washington Mutual, Inc.	796,500	33,118,470
	Webster Financial Corp.	55,600	2,553,152
	Wesbanco, Inc.	16,359	498,786
	Wesco Financial Corp.	1,110	392,385
	Westcorp, Inc.	42,520	2,625,610
*	WFS Financial, Inc.	9,100	608,972
	Whitney Holding Corp.	8,775	271,323
	Willow Grove Bancorp, Inc.	5,200	79,300
*	Wilshire Enterprises, Inc.	600	4,845
	Wintrust Financial Corp.	500	25,770
*	World Acceptance Corp.	1,130	28,917
	Yardville National Bancorp	2,800	99,680
Total Financials
(Cost $488,180,731)			637,690,311

4

Consumer Discretionary — (18.2%)
*	4Kids Entertainment, Inc.	4,300	74,046
*	Acme Communications, Inc.	1,000	3,850
#	Action Performance Companies, Inc.	11,200	141,792
*	Advanced Marketing Services, Inc.	8,500	43,350
*	Aftermarket Technology Corp.	6,800	116,960
*	Alderwoods Group, Inc.	2,800	45,052
*	All American Semiconductor, Inc.	800	3,576
*	Alloy, Inc.	1,200	6,072
	Ambassadors Group, Inc.	600	27,972
	American Axle & Manufacturing Holdings, Inc.	44,300	1,150,028
	American Greetings Corp. Class A	32,500	825,175
*	AnnTaylor Stores Corp.	39,375	1,008,000
*	Applica, Inc.	4,600	9,292
	ArvinMeritor, Inc.	45,900	851,445
*	Ashworth, Inc.	3,300	27,225
*	Audiovox Corp. Class A	23,900	432,112
*	AutoNation, Inc.	321,100	6,682,091
* #	Avatar Holdings, Inc.	1,700	91,358
*	Aztar Corp.	30,900	1,032,060
*	Bally Total Fitness Holding Corp.	3,500	12,565
	Bandag, Inc.	4,500	194,850
	Bandag, Inc. Class A	2,600	97,812
*	Barnes & Noble, Inc.	29,700	1,121,769
	Bassett Furniture Industries, Inc.	7,179	136,114
	Beazer Homes USA, Inc.	36,603	2,285,491
	Belo Corp. Class A	106,600	2,618,096
*	Big Lots, Inc.	71,900	849,139
	Blair Corp.	1,752	70,080
#	Blockbuster, Inc. Class A	46,200	303,534
*	Bluegreen Corp.	10,200	179,928
	Bob Evans Farms, Inc.	27,600	667,644
*	Bombay Co., Inc.	11,800	56,168
	Bon-Ton Stores, Inc.	12,749	258,422
	Books-A-Million, Inc.	10,800	111,024
	Borders Group, Inc.	72,400	1,652,892
	BorgWarner, Inc.	46,200	2,700,852
	Boyd Gaming Corp.	42,300	1,968,219
*	Boyds Collection, Ltd.	8,800	8,360
* #	Brillian Corp.	1,375	4,180
*	Brookstone, Inc.	1,375	27,142
	Brown Shoe Company, Inc.	17,100	612,180
#	Brunswick Corp.	51,400	2,261,600
*	Buca, Inc.	700	3,850
	Building Materials Holding Corp.	8,900	831,972
	Burlington Coat Factory Warehouse Corp.	51,900	1,990,884
*	Cache, Inc.	1,050	17,965
*	California Coastal Communities, Inc.	700	25,760
	Callaway Golf Co.	57,200	852,852
*	Capital Pacific Holdings, Inc.	5,700	38,902
*	CarMax, Inc.	2,029	64,644
*	Carriage Services, Inc.	2,600	16,250
*	Casual Male Retail Group, Inc.	6,369	45,284
	Cato Corp. Class A	600	11,640
*	Cavalier Homes, Inc.	5,800	34,336
*	Cavco Industries, Inc.	6,050	202,856
	CBRL Group, Inc.	60,100	2,173,216
	Centex Corp.	121,000	8,197,750
*	Champion Enterprises, Inc.	4,100	54,653
*	Champps Entertainment, Inc.	1,703	13,232
#	Charles and Colvard, Ltd.	1,050	20,139
*	Charlotte Russe Holding, Inc.	4,600	63,158
* #	Charming Shoppes, Inc.	47,400	572,592

5

*	Checkers Drive-In Restaurants, Inc.	3,100	45,353
*	Chromcraft Revington, Inc.	700	10,045
	Circuit City Stores, Inc.	169,700	2,866,233
	Clear Channel Communications, Inc.	275,800	9,184,140
	Coachmen Industries, Inc.	9,500	127,965
*	Cobra Electronics Corp.	1,200	10,044
*	Coldwater Creek, Inc.	572	17,532
* #	Collins & Aikman Corp.	17,300	1,211
*	Comcast Corp. Class A	694,824	21,365,838
*	Comcast Corp. Special Class A Non-Voting	384,800	11,613,264
*	Concord Camera Corp.	7,081	9,913
	Cooper Tire & Rubber Co.	52,900	894,010
*	Cox Radio, Inc.	16,200	250,938
*	Crown Media Holdings, Inc.	4,277	46,919
	CSS Industries, Inc.	2,550	92,055
*	Culp, Inc.	1,000	4,600
*	Cumulus Media, Inc. Class A	17,400	222,198
	Cutter & Buck, Inc.	5,024	69,331
	Dana Corp.	164,900	2,219,554
* #	Dave & Busters, Inc.	3,400	48,450
* #	Deckers Outdoor Corp.	1,900	44,270
	Delta Apparel, Inc.	1,300	20,150
*	Department 56, Inc.	3,800	49,362
*	Diedrich Coffee, Inc.	400	2,680
#	Dillards, Inc. Class A	79,400	1,787,294
*	Discovery Holding Co. Class A	115,760	1,752,606
	Disney (Walt) Co.	569,300	14,340,667
*	Dixie Group, Inc.	11,100	187,812
* #	Dominion Homes, Inc.	3,000	52,290
	Dover Motorsports, Inc.	10,300	71,791
*	Drew Industries, Inc.	600	26,910
*	drugstore.com, Inc.	22,804	90,988
*	Dura Automotive Systems, Inc.	3,100	14,229
#	Eastman Kodak Co.	221,900	5,407,703
* #	eCost.com, Inc.	2,776	6,079
*	Emerson Radio Corp.	200	690
*	Emmis Communications Corp. Class A	15,600	373,776
*	Enesco Group, Inc.	3,500	5,845
*	Entercom Communications Corp.	18,700	625,515
*	Entravision Communications Corp.	27,500	223,850
*	Expedia, Inc.	136,711	3,043,187
*	Fairchild Corp. Class A	5,600	13,608
*	Famous Dave’s of America, Inc.	1,900	22,990
	Federated Department Stores, Inc.	244,902	16,893,402
	Finish Line, Inc. Class A	23,400	337,428
*	Finlay Enterprises, Inc.	4,300	51,557
*	Fleetwood Enterprises, Inc.	38,700	391,257
	Foot Locker, Inc.	32,000	698,880
	Ford Motor Co.	1,701,640	16,965,351
	Fortune Brands, Inc.	2,000	173,960
*	Franklin Covey Co.	600	4,200
#	Furniture Brands International, Inc.	45,900	877,149
*	GameStop Corp. Class B	6,593	198,713
	GameTech International, Inc.	2,200	6,072
*	Gaylord Entertainment Co.	34,760	1,480,776
#	General Motors Corp.	537,900	18,390,801
	Genuine Parts Co.	3,800	174,116
*	G-III Apparel Group, Ltd.	500	5,135
*	Goodyear Tire & Rubber Co.	8,700	146,160
	Goody’s Family Clothing, Inc.	35,300	244,629
*	Gottschalks, Inc.	2,400	24,192
	Gray Television, Inc.	39,740	488,802

6

*	Group 1 Automotive, Inc.	18,700	553,520
*	GSI Commerce, Inc.	2,500	45,025
*	Guess, Inc.	9,000	194,670
*	Gymboree Corp.	9,000	138,330
*	Ha-Lo Industries, Inc.	19,500	14
#	Hancock Fabrics, Inc.	10,500	59,850
	Handleman Co.	25,400	355,346
	Harrahs Entertainment, Inc.	47,073	3,274,398
*	Harris Interactive, Inc.	15,600	65,520
*	Hartmarx Corp.	12,900	114,552
	Hasbro, Inc.	226,200	4,682,340
*	Hastings Entertainment, Inc.	3,406	20,436
	Haverty Furniture Co., Inc.	9,700	120,862
*	Hayes Lemmerz International, Inc.	4,800	31,680
	Hearst-Argyle Television, Inc.	51,700	1,342,649
	Hilton Hotels Corp.	42,400	982,408
	Horton (D.R.), Inc.	110,340	4,073,753
*	IAC/InterActiveCorp	136,711	3,356,255
	IHOP Corp.	8,900	357,424
	ILX Resorts, Inc.	200	1,810
*	Image Entertainment, Inc.	4,800	12,960
*	IMPCO Technologies, Inc.	4,000	26,360
*	Infosonics Corp.	400	1,600
*	Insight Communications Co., Inc.	15,650	181,853
*	Insight Enterprises, Inc.	16,200	305,046
	Interactive Data Corp.	23	526
*	Interface, Inc. Class A	19,800	200,970
	International Speedway Corp. Class A	800	44,856
*	Interstate Hotels & Resorts, Inc.	4,600	23,046
*	J. Jill Group, Inc.	2,700	47,844
*	Jack in the Box, Inc.	1,300	45,851
*	Jakks Pacific, Inc.	9,100	151,151
*	Jarden Corp.	1,050	41,674
*	Jo-Ann Stores, Inc.	7,700	165,550
*	Johnson Outdoors, Inc.	500	8,390
	Jones Apparel Group, Inc.	120,200	3,387,236
* #	Jos. A. Bank Clothiers, Inc.	962	38,047
*	K2, Inc.	18,324	228,134
	KB Home	2,000	148,320
	Kellwood Co.	94,600	2,315,808
*	Keystone Automotive Industries, Inc.	4,700	142,034
	Kimball International, Inc. Class B	19,282	243,724
	Knight-Ridder, Inc.	500	32,040
*	La Quinta Corp.	88,000	743,600
*	LaCrosse Footwear, Inc.	400	5,076
* #	Lakes Entertainment, Inc.	1,600	19,940
*	Lamar Advertising Co.	66	2,655
	Landry’s Restaurants, Inc.	25,100	733,673
*	Laureate Education, Inc.	10,168	425,531
*	Lazare Kaplan International, Inc.	500	4,650
#	La-Z-Boy, Inc.	42,900	617,331
	Lear Corp.	60,400	2,277,080
	Leggett & Platt, Inc.	1,500	36,315
	Lennar Corp. Class A	34,400	2,136,240
	Lennar Corp. Class B	3,740	215,424
	Levitt Corp. Class A	100	2,491
	Libbey, Inc.	2,400	42,264
	Liberty Corp.	13,600	652,664
*	Liberty Global, Inc. Class A	58,641	2,976,031
*	Liberty Media Corp. Class A	1,307,600	10,866,156
	Limited Brands, Inc.	46,700	1,026,466
*	Lin TV Corp.	9,300	140,523

7

*	Linens ‘n Things, Inc.	15,800	372,880
	Lithia Motors, Inc. Class A	14,900	442,381
*	Lodgian, Inc.	1,000	10,470
	Lone Star Steakhouse & Saloon, Inc.	41,400	1,092,546
*	Luby’s, Inc.	3,600	47,304
	M/I Homes, Inc.	13,300	749,455
* #	Magna Entertainment Corp.	6,300	41,580
*	Main Street Restaurant Group, Inc.	1,300	7,319
*	MarineMax, Inc.	7,200	204,552
	McRae Industries, Inc. Class A	2,100	26,040
	MDC Holdings, Inc.	20,364	1,555,402
*	Meade Instruments Corp.	13,114	31,736
	Media General, Inc. Class A	21,700	1,427,643
*	MGM Mirage	88,500	3,740,010
	Michaels Stores, Inc.	61,600	2,236,080
	Modine Manufacturing Co.	27,800	977,448
	Monaco Coach Corp.	27,900	428,823
	Monro Muffler Brake, Inc.	900	26,847
*	Mothers Work, Inc.	300	3,750
	Movado Group, Inc.	17,600	343,024
	Movie Gallery, Inc.	18,200	327,418
*	National RV Holdings, Inc.	2,500	15,025
*	Navigant International, Inc.	5,200	62,660
	News Corp. Class A	180,724	2,929,536
*	Nobel Learning Communities, Inc.	400	3,768
#	Nordstrom, Inc.	3,800	127,604
*	O’Charleys, Inc.	6,808	111,583
*	Office Depot, Inc.	189,500	5,685,000
	OfficeMax, Inc.	43,400	1,282,470
* #	Oneida, Ltd.	2,600	5,200
*	Opinion Research Corp.	5,200	39,520
#	Orleans Homebuilders, Inc.	600	13,602
	Oxford Industries, Inc.	14,500	676,425
* #	Palm Harbor Homes, Inc.	7,000	129,290
*	Payless ShoeSource, Inc.	23,600	437,544
*	PC Mall, Inc.	2,300	12,374
* #	Pegasus Communications Corp.	2,500	8,375
	Penney (J.C.) Co., Inc.	235,200	11,437,776
*	Perry Ellis International, Inc.	1,900	49,875
	PETsMART, Inc.	77,500	1,997,175
	Phillips-Van Heusen Corp.	24,600	823,854
*	Phoenix Footwear Group, Inc.	2,800	18,228
	Pier 1 Imports, Inc.	18,600	231,570
*	Pinnacle Entertainment, Inc.	10,300	205,382
*	Pomeroy IT Solutions, Inc.	10,400	134,264
*	Proliance International, Inc.	14,651	83,071
	Pulte Homes, Inc.	141,022	12,156,096
*	Quaker Fabric Corp.	8,600	27,692
*	Radio One, Inc. Class A	7,900	111,232
*	Radio One, Inc. Class D	400	5,592
*	RC2 Corp.	3,900	151,515
	Reebok International, Ltd.	27,200	1,531,360
*	Regent Communications, Inc.	32,400	182,736
*	Rent-Way, Inc.	9,500	70,300
*	Restoration Hardware, Inc.	4,500	32,130
* #	Retail Ventures, Inc.	9,300	106,206
*	Rex Stores Corp.	4,150	63,951
*	Riviera Holdings Corp.	900	23,337
*	Rockford Corp.	3,600	12,240
*	Rocky Shoes & Boots, Inc.	300	9,039
*	Rubio’s Restaurants, Inc.	3,300	31,152
	Russ Berrie & Co., Inc.	14,200	237,850

8

	Russell Corp.	29,400	534,786
*	Ryan’s Restaurant Group, Inc.	41,450	530,974
	Ryland Group, Inc.	22,000	1,591,920
	Saks, Inc.	124,950	2,712,664
* #	Salton, Inc.	500	1,900
	Saucony, Inc. Class B	300	6,859
	Sauer-Danfoss, Inc.	6,000	112,200
*	Scholastic Corp.	12,287	448,107
*	Sears Holdings Corp.	4,379	594,931
	Service Corp. International	178,300	1,513,767
* #	Sharper Image Corp.	2,600	34,944
	Sherwin-Williams Co.	3,500	162,260
*	Shiloh Industries, Inc.	4,000	53,440
*	Shoe Carnival, Inc.	6,800	111,248
*	ShopKo Stores, Inc.	16,100	400,407
	Sinclair Broadcast Group, Inc. Class A	10,200	95,778
* #	Six Flags, Inc.	35,000	250,250
*	Skechers U.S.A., Inc. Class A	4,800	80,160
	Skyline Corp.	1,000	39,370
*	Smith & Wollensky Restaurant Group, Inc.	3,700	23,310
	Snap-On, Inc.	42,400	1,505,200
	Sonic Automotive, Inc.	25,100	588,595
*	Source Interlink Companies, Inc.	9,300	114,390
*	Southern Energy Homes, Inc.	3,200	19,680
*	Spanish Broadcasting System, Inc.	9,600	74,112
*	Sport Chalet, Inc.	500	8,550
*	Stage Stores, Inc.	8,100	225,261
*	Stamps.com, Inc.	1,853	32,150
	Standard Motor Products, Inc.	13,400	138,690
	Standard Pacific Corp.	43,400	1,906,562
	Starwood Hotels & Resorts Worldwide, Inc.	105,800	6,168,140
	Stein Mart, Inc.	1	24
*	Steinway Musical Instruments, Inc.	1,600	44,240
*	Steven Madden, Ltd.	1,300	30,485
	Stewart Enterprises, Inc.	36,500	253,310
*	Stoneridge, Inc.	16,200	155,682
	Stride Rite Corp.	30,089	388,148
#	Superior Industries International, Inc.	21,900	487,275
	Syms Corp.	4,200	62,286
*	Systemax, Inc.	2,600	18,122
*	Tag-It Pacific, Inc.	700	630
*	TBC Corp.	9,400	250,510
*	The Children’s Place Retail Stores, Inc.	700	28,637
*	The DIRECTV Group, Inc.	79	1,257
*	The Dress Barn, Inc.	12,200	292,800
	The Marcus Corp.	19,400	374,032
*	The Mens Warehouse, Inc.	7,600	231,648
	The Neiman Marcus Group, Inc.	13,700	1,354,930
	The Pep Boys - Manny, Moe & Jack	62,500	816,250
*	The Sports Authority, Inc.	9,303	300,487
	Time Warner, Inc.	1,893,400	33,929,728
* #	Toll Brothers, Inc.	1,400	67,270
	Traffix, Inc.	18,100	102,265
*	Trans World Entertainment Corp.	40,100	299,146
#	Triarc Companies, Inc. Class A	5,700	93,309
	Tribune Co.	323,900	12,168,923
*	Tweeter Home Entertainment Group, Inc.	2,200	9,064
*	Unifi, Inc.	9,800	40,670
	Unifirst Corp.	5,900	231,811
	United Auto Group, Inc.	42,700	1,441,125
*	Univision Communications, Inc. Class A	122,330	3,290,677
*	Vail Resorts, Inc.	10,900	312,830

9

*	ValueVision Media, Inc. Class A	10,100	133,825
	Viacom, Inc. Class A	54,900	1,870,992
	Viacom, Inc. Class B	1,562,200	53,099,178
	Visteon Corp.	28,800	284,544
*	WCI Communities, Inc.	15,700	473,669
*	West Marine, Inc.	8,000	148,960
*	Westcoast Hospitality Corp.	300	2,028
* #	Whitehall Jewelers, Inc.	5,842	34,176
*	Wickes, Inc.	400	1
* #	William Lyon Homes, Inc.	6,100	915,915
*	WMS Industries, Inc.	4,400	127,424
*	Worldwide Restaurant Concepts, Inc.	12,900	86,043
*	XM Satellite Radio Holdings, Inc.	8,500	299,625
*	Zapata Corp.	1,600	12,080
Total Consumer Discretionary
(Cost $347,564,501)			421,318,832
Energy — (13.4%)
	Amerada Hess Corp.	91,800	11,667,780
	Anadarko Petroleum Corp.	264,134	24,001,857
	Apache Corp.	247,246	17,707,759
#	Arch Coal, Inc.	18,995	1,219,479
*	Atlas America, Inc.	9,854	456,339
* #	ATP Oil & Gas Corp.	1,400	44,324
*	Brigham Exploration Co.	1,100	11,308
	Burlington Resources, Inc.	321,400	23,716,106
	Cabot Oil & Gas Corp.	25,650	1,107,823
*	Callon Petroleum Co.	10,900	201,432
*	Carrizo Oil & Gas, Inc.	700	16,555
	Castle Energy Corp.	2,300	39,445
	Chesapeake Energy Corp.	216,700	6,849,887
*	Cimarex Energy Co.	2,400	102,576
*	Clayton Williams Energy, Inc.	5,700	213,921
*	Comstock Resources, Inc.	13,300	387,030
	ConocoPhillips	1,300,388	85,747,585
*	Dawson Geophysical Co.	400	11,976
*	Denbury Resources, Inc.	24,100	1,090,043
	Devon Energy Corp.	163,800	9,954,126
	Diamond Offshore Drilling, Inc.	77,900	4,600,774
*	Dril-Quip, Inc.	2,600	109,252
*	Edge Petroleum Corp.	4,300	84,667
*	Energy Partners, Ltd.	9,800	235,200
	ENSCO International, Inc.	85,046	3,474,980
	EOG Resources, Inc.	107,900	6,887,257
*	FMC Technologies, Inc.	19	764
*	Forest Oil Corp.	46,950	2,110,402
*	Giant Industries, Inc.	4,400	216,700
*	Grey Wolf, Inc.	5,400	42,282
	Gulf Island Fabrication, Inc.	2,900	78,300
*	Gulfmark Offshore, Inc.	7,500	223,425
*	Hanover Compressor Co.	27,200	411,264
*	Harvest Natural Resources, Inc.	8,700	88,653
	Helmerich & Payne, Inc.	40,300	2,394,626
* #	Horizon Offshore, Inc.	6,000	4,230
*	Houston Exploration Co.	13,400	789,260
* #	Input/Output, Inc.	25,800	222,912
	Kerr-McGee Corp.	137,890	12,138,457
*	Key Energy Group, Inc.	50,600	710,550
*	Lone Star Technologies, Inc.	6,100	337,330
	Marathon Oil Corp.	306,495	19,710,693
	MarkWest Hydrocarbon, Inc.	726	18,121
	Massey Energy Co.	34,600	1,757,680

10

* #	Matrix Service Co.	4,000	30,160
* #	Maverick Tube Corp.	13,900	442,715
*	Meridian Resource Corp.	26,800	92,996
*	NATCO Group, Inc. Class A	3,500	71,225
*	National-Oilwell, Inc.	3,679	236,229
*	Newfield Exploration Co.	50,780	2,397,832
*	Newpark Resources, Inc.	26,400	234,696
	Noble Energy, Inc.	18,700	1,648,218
	Occidental Petroleum Corp.	14,500	1,203,935
*	Offshore Logistics, Inc.	15,100	546,771
*	Oil States International, Inc.	17,700	613,482
	Overseas Shipholding Group, Inc.	41,400	2,531,610
*	Parallel Petroleum Corp.	4,100	53,013
*	Parker Drilling Co.	19,800	159,786
	Peabody Energy Corp.	69,800	5,002,566
	Penn Virginia Corp.	2,400	134,592
*	Petrohawk Energy Corp.	3,362	39,335
*	Petroleum Development Corp.	1,600	60,800
	Pioneer Natural Resources Co.	98,600	4,870,840
*	Plains Exploration & Production Co.	20,710	767,305
	Pogo Producing Co.	63,900	3,578,400
*	Pride International, Inc.	60,000	1,518,000
	Range Resources Corp.	19,100	665,253
	Resource America, Inc.	16,600	307,764
	Rowan Companies, Inc.	66,200	2,462,640
*	SEACOR Holdings, Inc.	14,608	1,044,472
*	Southwestern Energy Co.	700	40,530
*	Spinnaker Exploration Co.	12,200	548,634
*	Stone Energy Corp.	11,800	618,202
	Sunoco, Inc.	57,800	4,202,060
*	Swift Energy Corp.	25,900	1,189,587
	Tesoro Petroleum Corp.	30,900	1,786,020
*	TETRA Technologies, Inc.	2,806	79,985
	Tidewater, Inc.	60,700	2,703,578
*	TransMontaigne, Inc.	16,600	157,202
*	Unit Corp.	15,100	786,106
*	Universal Compression Holdings, Inc.	11,600	477,920
	USEC, Inc.	69,900	822,723
	Valero Energy Corp.	216,400	23,046,600
*	Veritas DGC, Inc.	3,600	115,776
	Vintage Petroleum, Inc.	62,800	2,413,404
*	Whiting Petroleum Corp.	4,666	202,131
Total Energy
(Cost $143,322,365)			311,100,223
Industrials — (9.8%)
*	AAR Corp.	12,500	220,000
*	ABX Air, Inc.	4,981	40,595
*	Acco Brands Corp.	2,870	74,907
	Aceto Corp.	2,900	21,315
* #	Active Power, Inc.	10,200	35,292
	Administaff, Inc.	1,400	50,358
*	AGCO Corp.	47,700	979,281
*	AirNet Systems, Inc.	1,000	4,860
	Alamo Group, Inc.	3,100	63,395
*	Alaska Air Group, Inc.	15,700	529,404
	Albany International Corp. Class A	17,000	612,340
	Alexander & Baldwin, Inc.	41,200	2,159,292
*	Allegheny Corp.	2,310	687,803
*	Allied Defense Group, Inc.	200	4,540
*	Allied Holdings, Inc.	1,000	90
*	Allied Waste Industries, Inc.	155,200	1,238,496

11

	Ambassadors International, Inc.	3,900	62,400
* #	America West Holdings Corp. Class B	2,400	16,896
	American Power Conversion Corp.	1,300	34,021
*	American Superconductor Corp.	3,800	38,760
	Ameron International Corp.	7,100	301,466
*	AMR Corp.	3,600	45,324
	Amrep Corp.	500	14,750
	Apogee Enterprises, Inc.	8,500	136,510
	Applied Industrial Technologies, Inc.	28,150	1,010,867
	Applied Signal Technologies, Inc.	2,300	43,907
	Arkansas Best Corp.	22,000	740,740
*	Armor Holdings, Inc.	8,200	347,762
*	Artesyn Technologies, Inc.	30,500	279,990
*	Astec Industries, Inc.	5,911	183,537
* #	AstroPower, Inc.	2,200	2
*	Aviall, Inc.	5,100	173,451
*	AZZ, Inc.	3,600	73,620
	Banta Corp.	12,600	616,770
	Barnes Group, Inc.	7,500	258,750
	Bowne & Co., Inc.	32,500	461,500
	Burlington Northern Santa Fe Corp.	311,900	16,536,938
	C&D Technologies, Inc.	19,200	196,032
	Cascade Corp.	3,500	158,830
*	Casella Waste Systems, Inc. Class A	6,400	84,736
*	Catalytica Energy Systems, Inc.	1,000	1,970
*	CBIZ, Inc.	42,800	198,592
	CDI Corp.	15,700	423,115
*	Celadon Group, Inc.	2,000	40,940
	Cendant Corp.	1,050,579	21,368,777
	Central Parking Corp.	34,200	543,438
*	Cenveo, Inc.	11,600	111,824
*	Ceradyne, Inc.	1,550	48,949
*	Channell Commercial Corp.	700	4,956
	CIRCOR International, Inc.	15,050	395,213
*	Clean Harbors, Inc.	3,200	89,280
*	Comfort Systems USA, Inc.	15,500	127,565
*	Compudyne Corp.	1,000	6,040
*	Consolidated Graphics, Inc.	5,700	220,077
* #	Continental Airlines, Inc.	20,100	268,737
*	Cornell Companies, Inc.	3,700	53,058
*	Correctional Services Corp.	1,500	8,715
*	Corrections Corporation of America	11,900	471,240
*	Covenant Transport, Inc. Class A	13,900	174,723
*	Cross (A.T.) Co. Class A	800	3,560
	CSX Corp.	227,100	9,976,503
	Cubic Corp.	31,500	581,175
	Curtiss-Wright Corp.	1,172	75,664
	Deere & Co.	2,300	150,374
*	DiamondCluster International, Inc.	80	806
*	Distributed Energy Systems Corp.	1,900	12,844
*	Dollar Thrifty Automotive Group, Inc.	22,900	692,954
	Donnelley (R.R.) & Sons Co.	10,300	384,808
*	Ducommun, Inc.	1,000	20,750
*	Dycom Industries, Inc.	21,099	373,874
	Eaton Corp.	3,100	198,152
*	EGL, Inc.	10,800	270,972
*	Electro Rent Corp.	7,100	95,637
*	EMCOR Group, Inc.	4,900	270,186
*	Encore Wire Corp.	7,550	106,455
*	EnPro Industries, Inc.	7,000	240,800
*	ESCO Technologies, Inc.	400	41,472
*	Esterline Technologies Corp.	9,200	401,580

12

*	Exponent, Inc.	500	15,000
	Federal Signal Corp.	32,100	548,910
	FedEx Corp.	4,782	389,446
*	First Consulting Group, Inc.	1,300	6,955
*	Flanders Corp.	1,800	19,314
	Florida East Coast Industries, Inc.	9,400	404,764
*	Flowserve Corp.	35,500	1,318,470
* #	FLYi, Inc.	61	19
*	Foster (L.B.) Co. Class A	700	9,519
*	Foster Wheeler, Ltd.	120	3,228
*	Frontier Airlines, Inc.	15,400	167,090
*	Frozen Food Express Industries, Inc.	4,300	46,010
* #	FuelCell Energy, Inc.	8,172	93,079
	G & K Services, Inc. Class A	17,143	736,635
*	Gardner Denver Machinery, Inc.	2,255	94,304
	GATX Corp.	48,397	1,961,530
*	Gehl Co.	1,650	50,045
	Gencorp, Inc.	24,200	456,170
*	Genesee & Wyoming, Inc.	4,700	137,569
*	Genlyte Group, Inc.	10,900	536,389
*	Global Payment Technologies, Inc.	400	1,440
* #	GP Strategies Corp.	7,900	66,597
	Granite Construction, Inc.	15,300	570,384
*	Griffon Corp.	23,170	594,079
*	Hawk Corp.	600	7,038
	Healthcare Services Group, Inc.	900	16,605
#	Heico Corp.	8,700	209,235
	Heico Corp. Class A	1,170	21,645
*	Heidrick & Struggles International, Inc.	6,200	204,724
*	Herley Industries, Inc.	5,500	115,060
*	Hexcel Corp.	2,200	42,790
*	Hub Group, Inc. Class A	1,000	32,250
*	Hudson Highland Group, Inc.	4,180	105,085
	Hughes Supply, Inc.	68,600	2,171,190
	Hunt (J.B.) Transport Services, Inc.	100,000	1,807,000
*	Huttig Building Products, Inc.	4,100	37,064
	IDEX Corp.	12,750	554,625
	IKON Office Solutions, Inc.	126,500	1,276,385
*	Industrial Distribution Group, Inc.	1,400	12,824
*	Innotrac Corp.	200	1,702
*	Innovative Solutions & Support, Inc.	1,200	20,232
*	Insituform Technologies, Inc. Class A	8,100	167,670
* #	Integrated Electrical Services, Inc.	21,600	63,288
	Interpool, Inc.	14,800	282,532
*	Jacuzzi Brands, Inc.	15,200	125,096
	JLG Industries, Inc.	37,300	1,223,067
	Joy Global, Inc.	7,500	358,500
*	Kadant, Inc.	5,657	110,312
	Kaman Corp. Class A	17,792	426,830
*	Kansas City Southern	37,800	760,158
*	Keith Companies, Inc.	1,900	44,194
	Kelly Services, Inc. Class A	29,004	847,787
	Kennametal, Inc.	39,700	1,851,608
*	Kforce, Inc.	1,676	16,928
*	Kirby Corp.	8,300	390,100
*	Korn/Ferry International	12,700	251,714
*	K-Tron International, Inc.	200	6,426
*	LaBarge, Inc.	1,900	25,042
*	Labor Ready, Inc.	4,000	90,880
*	Ladish Co., Inc.	3,000	54,030
	Laidlaw International, Inc.	7,100	175,725
*	Lancer Corp.	700	13,300

13

*	Layne Christensen Co.	800	20,568
	Lennox International, Inc.	45,700	1,114,623
	Lockheed Martin Corp.	133,500	8,309,040
	LSI Industries, Inc.	8,950	137,293
*	Lydall, Inc.	4,800	42,096
*	Mac-Gray Corp.	2,000	24,280
*	Magnetek, Inc.	2,800	9,044
*	MAIR Holdings, Inc.	6,100	54,290
	Manpower, Inc.	36,700	1,653,702
*	Mastec, Inc.	18,500	213,675
	McGrath Rentcorp.	6,008	148,097
*	Merrimac Industries, Inc.	1,100	10,142
* #	Mesa Air Group, Inc.	12,000	94,800
*	Middleby Corp.	500	32,860
* #	Midwest Air Group, Inc.	1,200	2,892
*	Miller Industries, Inc.	4,500	77,175
	Mine Safety Appliances Co.	3,900	153,660
*	Misonix, Inc.	4,400	34,980
*	Mobile Mini, Inc.	5,900	247,328
* #	Modtech Holdings, Inc.	1,800	16,308
*	Monster Worldwide, Inc.	14,113	440,890
*	Moog, Inc. Class A	7,762	244,581
	Mueller Industries, Inc.	24,400	639,524
	NACCO Industries, Inc. Class A	6,900	751,755
*	Nashua Corp.	400	2,740
* #	National Patent Development Corp.	7,600	19,760
*	NCI Building Systems, Inc.	14,700	554,190
*	NCO Group, Inc.	13,097	274,775
*	NES Rentals Holdings, Inc.	5	51
*	New Horizons Worldwide, Inc.	607	1,345
	Norfolk Southern Corp.	431,800	15,376,398
	Northrop Grumman Corp.	242,210	13,585,559
*	Old Dominion Freight Line, Inc.	450	14,391
*	On Assignment, Inc.	2,500	17,325
*	Orbital Sciences Corp.	22,813	273,300
*	P.A.M. Transportation Services, Inc.	400	6,760
	Paccar, Inc.	3,825	268,056
	Parker Hannifin Corp.	2,600	167,544
*	Park-Ohio Holdings Corp.	2,800	53,144
*	Patriot Transportation Holding, Inc.	200	11,866
*	PHH Corp.	36,038	1,089,789
*	Pico Holdings, Inc.	9,700	298,372
*	Powell Industries, Inc.	1,400	30,954
*	Power-One, Inc.	11,200	54,208
	Precision Castparts Corp.	48,155	4,655,625
	Preformed Line Products Co.	300	13,005
*	PRG-Schultz International, Inc.	3,474	11,360
	Providence & Worcester Railroad Co.	1,500	20,415
*	PW Eagle, Inc.	500	3,440
*	Quanta Services, Inc.	45,300	543,600
*	RailAmerica, Inc.	17,600	203,104
	Raytheon Co.	445,800	17,484,276
*	RCM Technologies, Inc.	800	4,800
	Regal-Beloit Corp.	24,700	824,239
*	RemedyTemp, Inc.	3,200	27,744
	Robbins & Myers, Inc.	13,600	298,248
*	Rush Enterprises, Inc. Class A	4,800	76,752
*	Rush Enterprises, Inc. Class B	500	7,935
	Ryder System, Inc.	83,000	2,912,470
*	SCS Transportation, Inc.	10,900	174,945
*	Sequa Corp. Class A	3,300	226,050
*	Sequa Corp. Class B	900	62,100

14

*	Shaw Group, Inc.	25,300	533,830
*	Sitel Corp.	1,400	4,130
	Skywest, Inc.	48,900	1,159,419
*	SL Industries, Inc.	400	6,008
	Smith (A.O.) Corp.	17,800	500,892
	Smith (A.O.) Corp. Convertible Class A	2,200	61,908
*	SOURCECORP, Inc.	6,000	122,940
	Southwest Airlines Co.	829,300	11,046,276
*	Spherion Corp.	23,800	175,406
	SPX Corp.	71,400	3,251,556
	Standard Register Co.	14,800	232,212
	Steelcase, Inc. Class A	41,600	610,688
	Stewart & Stevenson Services, Inc.	16,700	406,979
*	Strategic Distribution, Inc.	200	2,202
	Supreme Industries, Inc.	610	5,447
*	Swift Transportation Co., Inc.	23,720	472,977
	Sypris Solutions, Inc.	12,701	152,412
*	TB Wood’s Corp.	5,400	35,910
	Tecumseh Products Co. Class A	10,084	268,335
	Teleflex, Inc.	24,600	1,693,710
*	TeleTech Holdings, Inc.	25,100	212,848
*	Terex Corp.	19,600	956,088
*	Tetra Tech, Inc.	3,300	52,041
	Textron, Inc.	67,500	4,812,750
	The Brink’s Co.	19,900	799,582
*	The Geo Group, Inc.	1,600	44,640
*	The Lamson & Sessions Co.	12,600	167,454
*	Thomas & Betts Corp.	63,600	2,260,344
	Timken Co.	81,900	2,405,403
	Todd Shipyards Corp.	1,100	20,526
*	Transport Corporation of America, Inc.	500	3,475
*	TRC Companies, Inc.	3,200	48,000
	Tredegar Industries, Inc.	35,400	439,668
	Trinity Industries, Inc.	42,900	1,605,747
*	Triumph Group, Inc.	5,400	212,058
*	Tufco Technologies, Inc.	300	1,770
*	U.S. Xpress Enterprises, Inc. Class A	800	10,536
	Union Pacific Corp.	272,700	18,617,229
*	United Rentals, Inc.	58,300	1,052,315
*	United Stationers, Inc.	9,700	454,930
	Universal Forest Products, Inc.	16,700	908,981
*	URS Corp.	20,100	757,368
*	USA Truck, Inc.	1,900	45,733
	Valmont Industries, Inc.	6,900	198,375
*	Valpey Fisher Corp.	100	373
	Viad Corp.	8,400	244,188
	Vicor Corp.	13,900	221,705
*	Volt Information Sciences, Inc.	13,400	304,180
	Walter Industries, Inc.	30,140	1,322,242
*	Waste Connections, Inc.	14,550	514,197
	Waste Industries USA, Inc.	16,100	208,978
*	Water Pik Technologies, Inc.	6,100	120,170
	Watsco, Inc. Class A	23,900	1,165,364
#	Watts Water Technologies, Inc.	9,300	314,898
	Werner Enterprises, Inc.	76,432	1,364,311
*	WESCO International, Inc.	700	24,290
*	Westaff, Inc.	3,700	14,615
*	Willis Lease Finance Corp.	1,200	11,040
*	Wolverine Tube, Inc.	100	703
	Woodward Governor Co.	4,800	391,440
*	Xanser Corp.	10,600	25,440
*	Yellow Roadway Corp.	25,528	1,195,987

15

#	York International Corp.	8,100	464,778
Total Industrials (Cost $146,219,241)			228,007,124
Information Technology — (8.3%)
*	3Com Corp.	178,500	606,900
*	Actel Corp.	8,500	116,960
*	ActivCard Corp.	10,100	47,975
*	Activision, Inc.	2,383	53,260
*	Adaptec, Inc.	26,900	89,308
* #	ADC Telecommunications, Inc.	1,839	38,509
*	ADE Corp.	2,600	56,732
*	Adept Technology, Inc.	140	1,162
*	Advanced Digital Information Corp.	23,300	208,069
*	Advanced Energy Industries, Inc.	1,700	20,264
*	Advanced Micro Devices, Inc.	19,200	398,784
*	Advanced Power Technology, Inc.	1,200	8,832
*	Aeroflex, Inc.	18,200	169,078
*	Agile Software Corp.	17,600	116,864
	Agilysys, Inc.	29,100	522,345
*	Alliance Semiconductor Corp.	4,600	12,328
	American Software, Inc. Class A	4,300	24,510
*	American Technical Ceramics Corp.	500	5,350
* #	Amkor Technology, Inc.	300	1,530
*	Anadigics, Inc.	3,700	9,657
*	Analex Corp.	200	612
* #	Analysts International Corp.	300	1,098
*	Anaren, Inc.	8,600	118,852
* #	Andrew Corp.	74,173	855,215
*	Anixter International, Inc.	4,500	171,810
*	AnswerThink, Inc.	16,800	68,544
*	APA Enterprises, Inc.	3,693	4,505
*	Apple Computer, Inc.	266,000	12,483,380
*	Applied Films Corp.	5,400	122,202
*	Applied Innovation, Inc.	4,900	20,580
*	Applied Micro Circuits Corp.	58,100	159,775
*	Apropos Technology, Inc.	1,000	2,600
*	aQuantive, Inc.	9,200	166,152
*	Ariba, Inc.	15,750	93,555
*	Arris Group, Inc.	59,400	623,106
*	Arrow Electronics, Inc.	55,200	1,646,064
*	Aspect Communications Corp.	8,200	94,300
* #	Aspen Technology, Inc.	3,100	15,562
	Astro-Med, Inc.	200	2,416
*	Atmel Corp.	51,208	105,488
*	August Technology Corp.	6,800	81,736
*	autobytel.com, Inc.	7,300	36,500
*	Avici Systems, Inc.	1,300	5,785
*	Avid Technology, Inc.	1,717	64,130
*	Avnet, Inc.	63,200	1,583,160
*	Avocent Corp.	19,500	649,740
	AVX Corp.	178,400	2,370,936
* #	Aware, Inc.	19,335	121,230
*	Axcelis Technologies, Inc.	51,300	302,670
*	BearingPoint, Inc.	65,300	534,154
	Belden CDT, Inc.	41,550	891,248
*	Bell Industries, Inc.	2,700	5,562
*	Bell Microproducts, Inc.	10,000	101,300
*	Benchmark Electronics, Inc.	13,600	395,896
	Black Box Corp.	18,400	790,648
*	Blonder Tongue Laboratories, Inc.	500	1,120
	Bogen Communications International, Inc.	700	3,483

16

* #	Bookham, Inc.	1,100	4,604
*	Borland Software Corp.	16,900	103,259
*	Bottomline Technologies, Inc.	1,000	15,380
*	Brightpoint, Inc.	1,750	50,155
*	Broadcom Corp.	19,700	856,950
*	Brooktrout, Inc.	3,300	42,240
*	CalAmp Corp.	2,400	19,896
*	Captaris, Inc.	11,900	44,387
*	Carreker Corp.	2,200	14,014
*	Carrier Access Corp.	200	1,190
*	C-COR, Inc.	12,500	93,625
* #	CellStar Corp.	1,500	1,658
*	Centillium Communications, Inc.	6,200	17,608
*	CheckFree Corp.	13,200	485,628
*	Checkpoint Systems, Inc.	24,200	528,770
*	Ciber, Inc.	32,200	252,448
*	Ciena Corp.	105,415	237,184
*	Clarus Corp.	8,800	67,540
*	CNET Networks, Inc.	37,900	507,102
*	Coherent, Inc.	13,100	416,449
	Cohu, Inc.	7,081	172,918
*	Comarco, Inc.	8,700	68,469
*	CommScope, Inc.	17,700	330,990
#	Computer Associates International, Inc.	176,412	4,756,068
*	Computer Horizons Corp.	9,600	35,328
*	Computer Sciences Corp.	38,200	1,701,810
*	Computer Task Group, Inc.	5,600	21,784
*	Compuware Corp.	173,400	1,571,004
*	Comtech Telecommunications Corp.	1,200	42,120
*	Comverse Technology, Inc.	39,252	1,011,917
*	Conexant Systems, Inc.	36,910	63,485
* #	Convera Corp.	2,500	25,100
* #	Convergys Corp.	70,700	1,005,354
*	Corning, Inc.	453,000	9,041,880
* #	Cosine Communications, Inc.	800	2,172
*	Covansys Corp.	16,500	264,000
*	Credence Systems Corp.	27,000	239,490
* #	Cree, Inc.	15,800	405,112
	CTS Corp.	34,400	427,936
*	Cyberoptics Corp.	600	8,256
*	Cybersource Corp.	6,400	43,776
* #	Cypress Semiconductor Corp.	41,400	647,082
*	Datastream Systems, Inc.	2,930	21,023
*	Delphax Technologies, Inc.	400	1,064
	Diebold, Inc.	200	9,600
*	Digi International, Inc.	4,200	44,562
*	Digimarc Corp.	2,400	15,888
* #	Digital Angel Corp.	5,300	17,543
*	Digital Insight Corp.	7,900	213,616
*	Digitas, Inc.	11,881	139,245
*	Diodes, Inc.	1,050	38,063
*	Ditech Communications Corp.	13,400	98,624
*	Dot Hill Systems Corp.	3,400	19,890
*	E.piphany, Inc.	22,200	92,796
*	Echelon Corp.	8,100	68,688
*	eFunds Corp.	16,300	317,850
*	Electro Scientific Industries, Inc.	8,300	184,094
*	Electroglas, Inc.	200	756
	Electronic Data Systems Corp.	517,700	11,596,480
*	Electronics for Imaging, Inc.	24,000	475,200
*	eLoyalty Corp.	300	1,917
*	EMC Corp.	26,550	341,433

17

*	EMS Technologies, Inc.	6,300	102,186
*	Emulex Corp.	3,300	71,115
*	Entrust, Inc.	53,572	319,825
*	ePlus, Inc.	2,100	27,300
*	ESS Technology, Inc.	10,300	39,346
* #	Exar Corp.	15,100	235,711
*	Extreme Networks, Inc.	31,632	136,650
	Fair Isaac Corp.	12,922	528,122
*	Fairchild Semiconductor Corp. Class A	54,766	922,807
*	Faro Technologies, Inc.	1,300	26,858
*	Forrester Research, Inc.	700	14,623
*	FSI International, Inc.	2,400	9,600
*	Gateway, Inc.	50	152
*	Genesis Microchip, Inc.	10,300	270,787
*	Gerber Scientific, Inc.	3,700	25,530
*	Glenayre Technologies, Inc.	400	1,576
*	Globecomm Systems, Inc.	10,200	65,117
* #	Globix Corp.	3,900	9,555
*	GTSI Corp.	1,600	11,072
*	Harmonic, Inc.	2,400	14,160
	Harris Corp.	35,200	1,359,072
*	Hauppauge Digital, Inc.	1,200	4,188
*	Hewitt Associates, Inc. Class A	1,100	31,900
	Hewlett-Packard Co.	2,267,400	62,943,024
*	HI/FN, Inc.	2,300	15,870
*	Hutchinson Technology, Inc.	17,900	472,560
*	Hypercom Corp.	22,000	139,700
*	Identix, Inc.	27,179	133,992
*	iGATE Capital Corp.	19,300	72,761
	Imation Corp.	31,300	1,318,043
*	InFocus Corp.	9,100	32,487
*	Informatica Corp.	400	4,568
	Inforte Corp.	6,700	27,805
*	InfoSpace, Inc.	10,100	252,096
*	Ingram Micro, Inc.	76,100	1,332,511
*	Innovex, Inc.	4,500	20,115
*	Integrated Device Technology, Inc.	49,000	524,300
*	Integrated Silicon Solution, Inc.	12,200	108,092
*	Intergraph Corp.	14,595	595,622
*	Interland, Inc.	4,700	11,985
*	Interlink Electronics, Inc.	1,700	13,039
*	International Rectifier Corp.	22,300	1,072,630
*	Internet Security Systems, Inc.	13,900	315,808
*	Interphase Corp.	1,100	5,225
	Intersil Corp.	156,565	3,287,865
*	Interwoven, Inc.	12,100	96,800
*	Intest Corp.	600	2,064
*	Iomega Corp.	7,900	25,201
*	iPass, Inc.	7,900	44,082
* #	IPIX Corp.	1,700	6,681
*	Iron Mountain, Inc.	450	15,521
*	IXYS Corp.	5,990	62,116
*	Jaco Electronics, Inc.	1,400	5,516
*	JDA Software Group, Inc.	10,200	144,330
*	Keane, Inc.	26,300	302,450
*	Kemet Corp.	27,800	225,736
*	Keynote Systems, Inc.	12,100	158,752
*	Komag, Inc.	400	13,344
*	Lattice Semiconductor Corp.	26,200	116,328
* #	Lawson Software, Inc.	5,800	37,584
*	LeCroy Corp.	1,300	19,253
*	Lightbridge, Inc.	3,400	25,670

18

*	LogicVision, Inc.	10,600	26,818
*	Logility, Inc.	1,000	6,250
*	LSI Logic Corp.	127,300	1,227,172
*	LTX Corp.	15,351	65,395
*	Macromedia, Inc.	19,900	735,305
*	Management Network Group, Inc.	2,800	6,272
*	Manugistic Group, Inc.	5,221	9,920
*	Mapinfo Corp.	6,700	75,844
*	Maxtor Corp.	128,900	626,454
* #	Maxwell Technologies, Inc.	700	9,786
*	McDATA Corp.	17,900	96,302
*	MedQuist, Inc.	8,300	108,315
*	Merix Corp.	6,300	38,682
	Methode Electronics, Inc.	16,900	208,208
*	Metrologic Instruments, Inc.	6,432	107,736
*	Micro Linear Corp.	4,000	19,120
*	Micromuse, Inc.	22,000	146,740
*	Micron Technology, Inc.	296,100	3,526,551
*	Microsemi Corp.	17,900	431,211
*	Microtune, Inc.	5,600	34,328
* #	Midway Games, Inc.	3,000	45,030
*	MIPS Technologies, Inc.	80	502
*	MKS Instruments, Inc.	16,600	294,816
*	Mobius Management Systems, Inc.	1,300	7,163
*	Moldflow Corp.	2,000	31,080
*	Motive, Inc.	5,000	32,100
*	MPS Group, Inc.	86,100	952,266
*	MRO Software, Inc.	23,400	394,758
* #	MSC.Software Corp.	8,500	118,278
* #	Nanometrics, Inc.	2,200	26,246
* #	Napco Security Systems, Inc.	80	980
#	National Semiconductor Corp.	7,200	179,496
*	NCR Corp.	1,000	34,220
*	Neoforma, Inc.	6,900	51,888
*	NEON Systems, Inc.	700	2,030
*	Neoware Systems, Inc.	400	4,376
*	Net2Phone, Inc.	200	350
*	NetIQ Corp.	18,600	218,178
* #	Netopia, Inc.	300	819
*	NetRatings, Inc.	23,200	303,920
*	NetScout Systems, Inc.	22,100	114,257
*	Network Equipment Technologies, Inc.	26,700	132,432
*	Newport Corp.	16,600	221,444
*	Novell, Inc.	205,000	1,348,900
*	Nu Horizons Electronics Corp.	12,600	76,860
*	NYFIX, Inc.	9,700	62,953
*	O.I. Corp.	200	2,230
*	Opent Technologies, Inc.	23,600	182,192
*	Openwave Systems, Inc.	2,500	43,025
*	OSI Systems, Inc.	5,400	90,018
*	Overland Storage, Inc.	2,800	23,520
*	OYO Geospace Corp.	2,500	48,750
* #	Palm, Inc.	1,415	48,365
* #	PalmSource, Inc.	1,543	15,307
*	Panavision, Inc.	600	2,430
*	PAR Technology Corp.	600	14,976
*	Paradyne Networks Corp.	10,200	29,070
	Park Electrochemical Corp.	12,600	304,290
*	Parlex Corp.	3,300	21,945
*	Paxar Corp.	12,400	233,244
*	PC Connection, Inc.	14,861	82,627
*	PC-Tel, Inc.	4,800	41,856

19

*	Pegasus Solutions, Inc.	5,900	57,820
*	Pegasystems, Inc.	19,704	121,574
*	Perceptron, Inc.	1,100	6,853
*	Performance Technologies, Inc.	1,400	9,366
*	Pericom Semiconductor Corp.	5,400	47,574
*	Pervasive Software, Inc.	1,100	5,005
*	Phoenix Technologies, Ltd.	7,400	55,278
*	Photon Dynamics, Inc.	2,000	39,000
*	Photronics, Inc.	9,000	186,930
*	Pixelworks, Inc.	10,700	78,859
*	Planar Systems, Inc.	1,300	9,971
*	PLATO Learning, Inc.	13,300	94,430
*	Plexus Corp.	13,700	233,996
*	PLX Technology, Inc.	2,800	26,488
*	Polycom, Inc.	41,200	733,772
*	Powerwave Technologies, Inc.	27,700	290,296
*	Presstek, Inc.	4,098	50,938
#	Procom Technology, Inc.	900	648
*	Quantum Corp.	54,500	156,415
*	QuickLogic Corp.	6,100	21,716
*	Quovadx, Inc.	6,364	18,074
*	RadiSys Corp.	7,300	136,291
*	RealNetworks, Inc.	22,800	122,892
*	Register.com, Inc.	5,600	42,672
* #	REMEC, Inc.	4,906	29,436
*	RF Monolithics, Inc.	5,299	33,596
	Richardson Electronics, Ltd.	13,800	107,640
*	Rofin-Sinar Technologies, Inc.	2,200	79,530
*	RSA Security, Inc.	18,400	241,776
*	Rudolph Technologies, Inc.	5,100	74,817
*	S1 Corp.	11,600	49,300
	Sabre Holdings Corp.	130,100	2,495,318
*	Safeguard Scientifics, Inc.	1,600	2,592
*	SafeNet, Inc.	8,018	256,576
*	Sandisk Corp.	47,000	1,825,010
*	Sanmina-SCI Corp.	199,900	1,013,493
*	SBS Technologies, Inc.	1,400	13,524
*	ScanSoft, Inc.	26,400	130,152
	Scientific-Atlanta, Inc.	46,700	1,786,742
*	SCM Microsystems, Inc.	7,900	21,567
*	Seachange International, Inc.	7,500	45,900
*	Selectica, Inc.	29,569	94,029
*	Semitool, Inc.	26,400	213,048
*	Silicon Storage Technology, Inc.	30,700	149,202
*	SimpleTech, Inc.	7,700	36,652
*	Sipex Corp.	30,000	56,400
*	Skyworks Solutions, Inc.	44,680	336,887
*	Solectron Corp.	384,900	1,578,090
*	SonicWALL, Inc.	36,200	216,114
*	Spectrum Control, Inc.	3,500	24,850
	SS&C Technologies, Inc.	1,450	52,911
*	Standard Microsystems Corp.	7,300	190,165
*	Stellent, Inc.	6,775	54,674
*	Storage Technology Corp.	40,100	1,481,695
*	Stratos International, Inc.	200	1,102
*	SumTotal Systems, Inc.	100	408
*	Sun Microsystems, Inc.	867,800	3,297,640
	Sunrise Telecom, Inc.	14,900	34,032
*	Sycamore Networks, Inc.	89,600	335,104
*	Sykes Enterprises, Inc.	16,200	172,530
*	Symantec Corp.	1	21
*	Symmetricom, Inc.	9,542	82,825

20

*	Tech Data Corp.	27,100	992,131
	Technitrol, Inc.	11,200	164,304
*	TechTeam Global, Inc.	5,000	61,600
	Tektronix, Inc.	1,766	44,627
*	Tellabs, Inc.	188,772	1,678,183
*	Telular Corp.	3,400	12,750
*	Teradyne, Inc.	5,600	94,080
*	TheStreet.com, Inc.	6,700	28,810
*	THQ, Inc.	12,086	406,210
*	TIBCO Software, Inc.	72,100	550,844
*	Tier Technologies, Inc. Class B	8,900	77,430
*	Tollgrade Communications, Inc.	4,400	48,400
*	Triquint Semiconductor, Inc.	37,000	142,820
*	TTM Technologies, Inc.	12,900	99,846
*	Tut Systems, Inc.	228	730
*	Tyler Technologies, Inc.	17,600	142,912
*	Ulticom, Inc.	21,900	233,016
*	Ultratech, Inc.	5,500	84,040
*	Unisys Corp.	135,000	897,750
	United Online, Inc.	18,200	237,146
*	Unova, Inc.	29,000	841,290
*	ValueClick, Inc.	20,100	290,244
*	Veeco Instruments, Inc.	11,300	207,581
*	VeriSign, Inc.	88,500	1,929,300
*	Verity, Inc.	12,900	129,258
*	Viasat, Inc.	7,400	175,676
*	Vicon Industries, Inc.	300	840
	Video Display Corp.	600	7,800
*	Vignette Corp.	8,900	135,191
*	Vishay Intertechnology, Inc.	75,611	975,382
*	Vitesse Semiconductor, Inc.	51,200	112,128
*	Vitria Technology, Inc.	200	684
* #	Vyyo, Inc.	1,400	6,636
*	WatchGuard Technologies, Inc.	15,600	68,640
*	webMethods, Inc.	6,000	40,860
*	White Electronics Designs Corp.	3,500	18,200
*	Wind River Systems, Inc.	5,490	72,139
	Wireless Telecom Group, Inc.	9,400	27,072
*	Witness Systems, Inc.	4,100	74,210
	Woodhead Industries, Inc.	6,100	80,947
*	Xerox Corp.	158,800	2,129,508
*	Yahoo!, Inc.	52	1,734
* #	Zhone Technologies, Inc.	6,400	16,960
*	Zomax, Inc.	14,600	48,180
*	Zoran Corp.	16,632	262,120
*	Zygo Corp.	15,000	185,250
Total Information Technology
(Cost $125,056,786)			191,120,040

Materials — (6.3%)
*	AEP Industries, Inc.	2,200	45,056
	Airgas, Inc.	77,640	2,184,013
	Albemarle Corp.	49,300	1,790,083
	Alcoa, Inc.	102,852	2,755,405
*	Aleris International, Inc.	2,363	55,979
	Allegheny Technologies, Inc.	4,200	116,004
*	American Pacific Corp.	500	3,135
	Aptargroup, Inc.	6,500	323,245
	Arch Chemicals, Inc.	17,800	440,728
	Ashland, Inc.	70,200	4,267,458
	Bowater, Inc.	48,900	1,517,367
*	Brush Engineered Materials, Inc.	6,400	102,784

21

*	Buckeye Technologies, Inc.	12,800	112,128
	Cabot Corp.	54,000	1,782,000
	Calgon Carbon Corp.	26,900	213,855
*	Caraustar Industries, Inc.	16,500	191,565
	Carpenter Technology Corp.	21,500	1,197,550
*	Century Aluminum Co.	24,600	595,320
*	Chaparral Steel Co.	23,600	526,752
	Chemtura Corp.	80,379	1,379,304
	Chesapeake Corp.	16,600	323,700
#	Cleveland-Cliffs, Inc.	600	42,648
	Commercial Metals Co.	41,400	1,239,102
*	Continental Materials Corp.	100	3,100
*	Crown Holdings, Inc.	64,500	1,089,405
	Cytec Industries, Inc.	51,200	2,437,120
*	Devcon International Corp.	300	3,225
	Eagle Materials, Inc.	19,281	2,171,812
	Eagle Materials, Inc. Class B	4,115	443,844
	Eastman Chemical Co.	22,900	1,098,513
*	FMC Corp.	10,000	569,600
	Fuller (H.B.) Co.	14,200	465,902
	Georgia-Pacific Corp.	268,800	8,625,792
	Gibraltar Industries, Inc.	11,400	244,188
	Glatfelter (P.H.) Co.	36,400	499,044
*	Graphic Packaging Corp.	6,900	22,701
	International Paper Co.	431,812	13,321,400
	Kronos Worldwide, Inc.	371	11,304
	LaFarge North America, Inc.	75,600	5,212,620
*	Landec Corp.	3,300	21,582
*	Lesco, Inc.	3,400	50,150
	Longview Fibre Co.	47,800	965,560
	Louisiana-Pacific Corp.	128,500	3,249,765
	Lubrizol Corp.	66,400	2,745,640
	Lyondell Chemical Co.	211,255	5,450,379
	Martin Marietta Materials, Inc.	24,300	1,757,376
*	Material Sciences Corp.	3,900	59,319
	MeadWestavco Corp.	180,800	5,237,776
*	Metals USA, Inc.	1,000	19,700
	Minerals Technologies, Inc.	19,000	1,158,050
	Monsanto Co.	118,700	7,577,808
	Myers Industries, Inc.	32,350	397,905
*	NewMarket Corp.	5,800	96,164
	Newmont Mining Corp.	2,294	90,797
	NL Industries, Inc.	14,500	205,465
	NN, Inc.	9,700	118,631
*	Northwest Pipe Co.	500	14,225
	Nucor Corp.	71,600	4,043,968
	Olin Corp.	448	8,369
* #	Olympic Steel, Inc.	2,500	41,500
*	OM Group, Inc.	9,300	181,164
*	OMNOVA Solutions, Inc.	10,340	48,598
*	Oregon Steel Mills, Inc.	11,200	251,776
*	Owens-Illinois, Inc.	77,200	1,991,760
*	Pactiv Corp.	1,800	34,938
	Phelps Dodge Corp.	70,800	7,613,124
*	PolyOne Corp.	19,400	131,726
	Pope & Talbot, Inc.	9,500	106,400
	Potlatch Corp.	26,700	1,441,800
	Quaker Chemical Corp.	5,300	94,022
	Quanex Corp.	18,150	1,116,407
	Reliance Steel & Aluminum Co.	30,000	1,440,000
	Rock of Ages Corp.	300	1,656
	Rock-Tenn Co. Class A	29,800	454,152

22

	Rohm & Haas Co.	700	30,387
	RPM International, Inc.	92,000	1,743,400
*	RTI International Metals, Inc.	20,000	693,600
#	Ryerson Tull, Inc.	23,600	484,744
	Schnitzer Steel Industries, Inc. Class A	19,900	569,140
	Schulman (A.), Inc.	26,800	488,028
	Schweitzer-Maudoit International, Inc.	12,300	283,146
*	Sealed Air Corp.	20,800	1,055,600
	Sensient Technologies Corp.	37,800	709,506
*	Smurfit-Stone Container Corp.	174,692	1,928,600
	Spartech Corp.	24,300	465,345
	Steel Dynamics, Inc.	41,200	1,299,036
	Steel Technologies, Inc.	11,500	269,215
	Stepan Co.	1,100	28,710
*	Stillwater Mining Co.	26,700	214,401
	Summa Industries, Inc.	2,200	16,148
	Temple-Inland, Inc.	77,000	2,963,730
*	Terra Industries, Inc.	34,200	249,660
	Texas Industries, Inc.	23,600	1,411,516
*	The Mosaic Co.	56	904
*	U.S. Concrete, Inc.	11,700	86,346
	United States Steel Corp.	113,700	4,766,304
*	Universal Stainless & Alloy Products, Inc.	500	7,800
	Valhi, Inc.	104,700	1,836,438
	Wausau-Mosinee Paper Corp.	40,100	477,190
	Wellman, Inc.	27,200	189,040
	Weyerhaeuser Co.	243,100	15,806,362
	Worthington Industries, Inc.	68,100	1,232,610
* #	Zoltek Companies, Inc.	16,800	163,800
Total Materials
(Cost $105,224,293)			145,113,109

Telecommunication Services — (5.4%)
	Alltel Corp.	400	24,796
*	American Tower Corp.	63,700	1,518,608
	AT&T Corp.	497,400	9,788,832
	CenturyTel, Inc.	3,100	111,290
	Citizens Communications Co.	128,600	1,754,104
*	Crown Castle International Corp.	92,800	2,297,728
	CT Communications, Inc.	11,141	128,122
	D&E Communications, Inc.	5,068	50,984
*	General Communications, Inc. Class A	16,080	173,342
	Hector Communications Corp.	200	5,232
*	IDT Corp.	11,100	144,633
*	IDT Corp. Class B	27,700	366,471
*	LCC International, Inc. Class A	3,800	8,588
* #	Level 3 Communications, Inc.	36,900	72,693
*	Premiere Global Services, Inc.	3,900	35,568
*	Price Communications Corp.	12,038	201,035
*	Qwest Communications International, Inc.	97,600	380,640
	SBC Communications, Inc.	2,821,900	67,951,352
	Sprint Corp.	875,888	22,711,776
	SureWest Communications	9,950	274,123
*	TALK America Holdings, Inc.	3,400	31,178
	Telephone & Data Systems, Inc.	53,700	2,193,645
	Telephone & Data Systems, Inc. Special Shares	45,400	1,747,900
*	Time Warner Telecom, Inc.	6,998	53,885
*	United States Cellular Corp.	22,600	1,240,288
	Verizon Communications, Inc.	367,800	12,030,738
*	Wireless Facilities, Inc.	17,600	98,736
*	WQN, Inc.	300	462
*	Xeta Corp.	78	183
Total Telecommunication Services
(Cost $114,629,607)			125,396,932

23

Health Care — (4.2%)
*	Accelrys, Inc.	15,400	83,314
	Aetna, Inc.	183,800	14,643,346
*	Air Methods Corp.	2,700	27,405
*	Albany Molecular Research, Inc.	8,400	140,112
*	Alexion Pharmaceuticals, Inc.	1,500	42,900
* #	Align Technology, Inc.	100	681
*	Allied Healthcare International, Inc.	9,100	47,684
*	Allied Healthcare Products, Inc.	400	2,076
	Alpharma, Inc. Class A	39,100	1,040,842
*	American Dental Partners, Inc.	1,700	52,071
*	American Retirement Corp.	3,100	56,575
	American Shared Hospital Services	600	3,474
	AmerisourceBergen Corp.	136,372	10,182,897
*	AMN Healthcare Services, Inc.	6,900	106,674
	Analogic Corp.	13,033	649,695
*	Arena Pharmaceuticals, Inc.	2,400	20,088
*	Arqule, Inc.	3,500	26,740
*	Aspect Medical Systems, Inc.	1,500	45,540
	Atrion Corp.	200	13,108
*	ATS Medical, Inc.	800	2,768
*	Avigen, Inc.	2,900	7,917
*	Beverly Enterprises, Inc.	17,600	220,880
*	Bio-Logic Systems Corp.	450	2,803
*	BioMarin Pharmaceutical, Inc.	5,128	44,255
*	Bio-Rad Laboratories, Inc. Class A	3,500	193,200
*	BioScrip, Inc.	4,200	26,544
*	Biosource International, Inc.	2,600	32,552
*	Bioveris Corp.	600	3,324
*	Bruker BioSciences Corp.	20,600	89,816
*	Caliper Life Sciences, Inc.	14,800	97,088
	Cambrex Corp.	16,700	317,634
*	Candela Corp.	5,200	51,532
*	Capital Senior Living Corp.	9,600	78,720
*	Cardiac Sciences, Inc.	500	555
* #	Cell Genesys, Inc.	3,700	21,978
	Chemed Corp.	2,400	97,104
	Cigna Corp.	69,000	7,957,080
*	Ciphergen Biosystems, Inc.	4,100	7,380
*	Community Health Systems, Inc.	700	25,781
*	Compex Technologies, Inc.	3,700	13,912
*	Conmed Corp.	14,650	428,659
	Cooper Companies, Inc.	537	36,822
*	Cross Country Healthcare, Inc.	12,300	238,620
*	CryoLife, Inc.	1,100	8,580
*	CuraGen Corp.	5,200	22,724
	Datascope Corp.	6,217	201,120
*	DaVita, Inc.	1,000	45,910
* #	Dendreon Corp.	14,800	85,840
*	Discovery Partners International, Inc.	9,700	28,615
*	DUSA Pharmaceuticals, Inc.	5,400	58,050
*	Dyax Corp.	12,578	68,173
	Eli Lilly & Co.	676	37,194
*	Emisphere Technologies, Inc.	5,600	17,920
*	Encore Medical Corp.	14,300	79,079
*	Exelixis, Inc.	5,300	39,697
*	First Horizon Pharmaceutical Corp.	5,765	119,163
*	Five Star Quality Care, Inc.	1,400	10,486
*	Gene Logic, Inc.	4,461	22,573

24

*	Genesis HealthCare Corp.	100	4,010
*	Gentiva Health Services, Inc.	2,100	39,774
*	Genzyme Corp.	28	1,993
*	Greatbatch, Inc.	6,100	152,500
*	Hanger Orthopedic Group, Inc.	9,000	72,090
*	Harvard Bioscience, Inc.	14,900	43,359
* #	Health Net, Inc.	1,100	50,721
*	HealthTronics Surgical Services, Inc.	8,019	89,332
*	HMS Holdings Corp.	3,400	24,072
*	Hologic, Inc.	5,200	250,796
	Hooper Holmes, Inc.	59,100	249,402
*	Horizon Health Corp.	96	2,400
*	Human Genome Sciences, Inc.	11,700	151,047
*	Humana, Inc.	89,400	4,305,504
*	Illumina, Inc.	24,400	297,680
*	ImmunoGen, Inc.	4,000	25,400
*	Inspire Pharmaceuticals, Inc.	5,100	45,645
* #	IntegraMed America, Inc.	260	3,255
*	Invitrogen Corp.	30,600	2,592,738
*	Kendle International, Inc.	1,668	40,366
*	Kindred Healthcare, Inc.	10,700	327,420
*	King Pharmaceuticals, Inc.	8,300	122,010
*	Lexicon Genetics, Inc.	8,953	39,841
*	LifePoint Hospitals, Inc.	2,871	130,573
	Manor Care, Inc.	29,800	1,176,206
*	Matria Healthcare, Inc.	1,400	50,750
*	Maxim Pharmaceuticals, Inc.	3,300	4,422
*	Maxygen, Inc.	8,200	72,898
	McKesson Corp.	229,000	10,687,430
*	Medarex, Inc.	15,300	153,765
*	MedCath Corp.	2,500	62,025
*	Medco Health Solutions, Inc.	87,200	4,296,344
*	Medical Staffing Network Holdings, Inc.	4,200	24,276
*	MEDTOX Scientific, Inc.	3,650	26,681
*	Microtek Medical Holdings, Inc.	1,900	6,650
*	Millennium Pharmaceuticals, Inc.	131,300	1,314,313
*	Molecular Devices Corp.	5,100	106,386
*	Nabi Biopharmaceuticals	16,200	218,214
*	Nanogen, Inc.	1,200	4,056
*	Natus Medical, Inc.	3,300	34,914
	NDCHealth Corp.	21,700	408,177
*	Nektar Therapeutics	2,690	45,945
*	Neopharm, Inc.	1,610	21,654
*	Neose Technologies, Inc.	200	504
*	Neurogen Corp.	2,900	19,430
*	NMT Medical, Inc.	1,400	13,846
*	North American Scientific, Inc.	5,800	13,630
*	Nutraceutical International Corp.	918	13,540
*	Nuvelo, Inc.	21	197
* #	OCA, Inc.	13,500	17,550
	Omnicare, Inc.	64,800	3,405,240
#	Option Care, Inc.	3,000	40,560
*	Orthologic Corp.	800	3,376
* #	Oscient Pharmaceutical Corp.	1,500	3,450
*	Osteotech, Inc.	470	2,623
*	PacifiCare Health Systems, Inc.	31,500	2,374,470
*	Pain Therapeutics, Inc.	10,631	65,381
*	Parexel International Corp.	7,800	151,164
*	PDI, Inc.	3,300	46,266
*	Pediatric Services of America, Inc.	1,200	16,320
*	Pediatrix Medical Group, Inc.	2,300	170,499
	PerkinElmer, Inc.	130,700	2,705,490

25

	Perrigo Co.	2,700	38,691
* #	Pharmacopia Drug Discovery, Inc.	7,900	28,993
*	Pharmacyclics, Inc.	2,900	26,071
	PolyMedica Corp.	10,600	378,950
*	Protein Design Labs, Inc.	14,650	391,741
*	PSS World Medical, Inc.	58,359	845,622
*	Quidel Corp.	2,200	17,908
*	Radiologix, Inc.	1,000	4,050
*	Res-Care, Inc.	1,610	24,230
*	Respironics, Inc.	1,172	45,896
*	Sangamo BioSciences, Inc.	8,400	35,700
*	Savient Pharmaceuticals, Inc.	11,289	45,608
*	Schein (Henry), Inc.	25,813	1,076,144
*	Serologicals Corp.	10,650	253,364
*	SFBC International, Inc.	1,500	61,005
*	Sonic Innovations, Inc.	1,000	5,030
*	Specialty Laboratories, Inc.	6,800	75,616
*	SRI/Surgical Express, Inc.	700	4,844
*	Staar Surgical Co.	4,200	21,462
*	Strategic Diagnostics, Inc.	400	1,504
* #	Sunrise Senior Living, Inc.	10,100	599,839
*	Synovis Life Technologies, Inc.	700	6,510
*	Tenet Healthcare Corp.	191,150	2,328,207
*	Theragenics Corp.	4,700	14,570
*	Thermo Electron Corp.	77,445	2,160,716
*	Third Wave Technologies, Inc.	12,100	62,194
*	Thoratec Corp.	5,930	97,074
*	Triad Hospitals, Inc.	40,562	1,952,655
*	TriZetto Group, Inc.	21,240	333,256
*	United Therapeutics Corp.	700	49,147
* #	Urologix, Inc.	11,772	52,385
*	Viasys Healthcare, Inc.	9,417	253,600
*	Virologic, Inc.	15,880	38,747
*	Watson Pharmaceuticals, Inc.	58,200	2,006,736
*	WebMD Corp.	154,820	1,696,827
*	WellPoint, Inc.	104,678	7,772,342
*	Zoll Medical Corp.	1,100	29,337
Total Health Care
(Cost $48,205,452)			97,704,411

Consumer Staples — (4.1%)
	Albertson’s, Inc.	311,900	6,278,547
	Alliance One International, Inc.	67,900	271,600
#	American Italian Pasta Co.	15,100	166,553
	Archer-Daniels-Midland Co.	684,665	15,411,809
*	BJ’s Wholesale Club, Inc.	500	14,275
#	Cal-Maine Foods, Inc.	16	110
	Casey’s General Stores, Inc.	40,260	815,265
*	Central Garden & Pet Co.	7,000	346,780
	Chiquita Brands International, Inc.	13,600	342,720
	Coca-Cola Enterprises, Inc.	488,700	10,922,445
*	Constellation Brands, Inc.	38,600	1,062,272
	Corn Products International, Inc.	72,700	1,637,204
*	Dean Foods Co.	70,400	2,600,576
*	Del Monte Foods Co.	6,400	69,184
	Farmer Brothers Co.	5,000	104,700
	Flowers Foods, Inc.	58,725	1,599,082
*	Foodarama Supermarkets, Inc.	100	3,350
*	Genesee Corp. Class B	100	166
*	Great Atlantic & Pacific Tea Co., Inc.	2,300	58,374
*	Griffin Land & Nurseries, Inc. Class A	400	9,676
*	Hain Celestial Group, Inc.	15,100	284,937

26

*	Hines Horticulture, Inc.	1,600	5,632
	Imperial Sugar Co. (New)	2,000	27,860
	Ingles Market, Inc. Class A	5,000	74,750
*	Interstate Bakeries Corp.	14,600	167,170
	J & J Snack Foods Corp.	700	41,972
#	J. M. Smucker Co.	57,782	2,757,357
	Kraft Foods, Inc.	512,600	15,890,600
	Lance, Inc.	14,100	239,700
	Longs Drug Stores Corp.	29,800	1,263,520
*	M&F Worldwide Corp.	6,200	91,760
	MGP Ingredients, Inc.	8,000	71,840
	Molson Coors Brewing Co.	9,900	634,689
*	Monterey Pasta Co.	7,500	29,925
	Nash Finch Co.	10,300	432,600
*	Natrol, Inc.	900	2,250
*	Omega Protein Corp.	2,800	21,588
*	Pathmark Stores, Inc.	9,720	104,976
	PepsiAmericas, Inc.	169,900	4,284,878
*	Performance Food Group Co.	13,000	402,610
	Pilgrim’s Pride Corp.	30,700	1,040,730
* #	PriceSmart, Inc.	2,250	19,350
	Ralcorp Holdings, Inc.	800	35,480
* #	Redhook Ale Brewery, Inc.	5,900	18,113
	Reynolds American, Inc.	128,700	10,803,078
	Ruddick Corp.	15,400	359,898
*	San Filippo (John B.) & Son, Inc.	1,100	19,910
	Seaboard Corp.	1,100	1,412,400
*	Smart & Final Food, Inc.	9,900	124,641
*	Smithfield Foods, Inc.	60,100	1,673,785
*	Spartan Stores, Inc.	6,700	68,608
	Supervalu, Inc.	91,000	3,166,800
	Tasty Baking Co.	4,500	38,520
	The Topps Co., Inc.	10,300	105,678
*	TreeHouse Foods, Inc.	13,400	403,340
	Tyson Foods, Inc. Class A	264,930	4,710,455
	Universal Corp.	20,400	849,048
	Weis Markets, Inc.	16,800	633,696
* #	Wild Oats Markets, Inc.	1,000	12,090
* #	Winn-Dixie Stores, Inc.	37,900	32,878
Total Consumer Staples
(Cost $74,788,716)			94,073,800

Utilities — (0.4%)
*	BayCorp Holdings, Ltd.	34	337
*	CMS Energy Corp.	25,775	414,978
	Dominion Resources, Inc.	1,194	91,317
*	Dynegy, Inc.	69,100	301,276
	Energen Corp.	22,600	866,032
	New Jersey Resources Corp.	10,300	483,894
	Questar Corp.	36,800	2,871,136
*	Reliant Energy, Inc.	144,900	1,811,250
	South Jersey Industries, Inc.	23,000	677,580
*	Southern Union Co.	25,890	637,412
Total Utilities
(Cost $3,129,616)			8,155,212

Other — (0.0%)
* #	ePresence, Inc. Escrow Shares	6,400	832
*	IMPATH Bankruptcy Liquidating Trust	600	2,634
*	Petrocorp, Inc. Escrow Shares	900	54
Total Other
(Cost $6,581)			3,520

27

	TOTAL COMMON STOCKS
	(Cost $1,596,327,889)		2,259,683,514

	RIGHTS/WARRANTS — (0.0%)
* #	RCN Corp. Warrants 12/21/06	8	0
*	Virologic, Inc. Contingent Value Rights	180	51
	TOTAL RIGHTS/WARRANTS
	(Cost $65)		51
		Face
		Amount
		(000)
	TEMPORARY CASH INVESTMENTS — (2.4%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $48,435,000 U.S. Treasury Note 4.00%, 02/15/15, valued at $48,080,413) to be repurchased at $47,139,672 (Cost $47,135,037)	$47,135	47,135,037

	Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $7,819,000 FHLMC Note 4.00%, 09/22/09, valued at $7,867,869) to be repurchased at $7,751,728 (Cost $7,751,000)	7,751	7,751,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $54,886,037)		54,886,037

	TOTAL INVESTMENTS - (100.0%)
	(Cost $1,651,213,991)††		$2,314,569,602

†            See Security Valuation Note.

*           Non-Income Producing Securities.

#           Total or Partial Securities on Loan.

          Security purchased with cash proceeds from securities on loan.

††          The cost for federal income tax purposes is $1,652,166,256.

28

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
COMMON STOCKS — (95.8%)
Financials — (16.8%)
	1st Source Corp.	700	$16,681
	21st Century Insurance Group	4,100	60,885
	A.G. Edwards, Inc.	5,900	266,739
	ABC Bancorp	200	3,710
* #	Accredited Home Lenders Holding Co.	1,700	68,102
*	ACE Cash Express, Inc.	900	19,872
	Advanta Corp. Class A	600	16,086
	Advanta Corp. Class B Non-Voting	900	25,965
*	Aether Holdings, Inc.	1,200	4,332
*	Affiliated Managers Group, Inc.	2,550	185,155
	AFLAC, Inc.	41,400	1,789,308
	Alabama National Bancorporation	1,000	65,690
	Alfa Corp.	3,704	56,486
*	Allmerica Financial Corp.	4,000	162,840
	Allstate Corp.	42,657	2,397,750
	AMBAC Financial Group, Inc.	7,400	507,492
	Amcore Financial, Inc.	1,500	46,320
	Amegy Bancorporation, Inc.	4,700	105,609
	American Capital Strategies, Ltd.	4,800	181,104
	American Express Co.	97,100	5,363,804
	American Financial Group, Inc.	4,500	150,885
	American International Group, Inc.	103,400	6,121,280
	American National Insurance Co.	500	55,510
*	American Physicians Capital, Inc.	200	8,842
*	American West Bancorporation	133	3,039
*	AmeriCredit Corp.	11,300	281,822
*	AmeriServe Financial, Inc.	700	3,500
*	Ameritrade Holding Corp.	28,100	559,190
	AmerUs Group Co.	2,700	149,364
	AmSouth Bancorporation	22,700	597,464
	Anchor Bancorp Wisconsin, Inc.	1,300	39,611
	AON Corp.	16,800	502,656
*	Arch Capital Group, Ltd.	100	4,345
*	Argonaut Group, Inc.	1,600	39,856
	Associated Banc-Corp	8,014	260,776
	Assurant, Inc.	9,900	369,567
	ASTA Funding, Inc.	1,200	37,068
	Astoria Financial Corp.	6,550	182,941
	BancorpSouth, Inc.	4,700	105,703
*	Bancshares of Florida, Inc.	100	1,980
	Bank of America Corp.	224,152	9,645,261
	Bank of Hawaii Corp.	3,500	177,625
	Bank of New York Co., Inc.	43,600	1,332,852
	Bank of The Ozarks, Inc.	600	20,010
	BankAtlantic Bancorp, Inc. Class A	3,800	64,790
	BankUnited Financial Corp. Class A	1,700	40,120
	Banner Corp.	600	16,686
	Bay View Capital Corp.	320	5,011
	BB&T Corp.	34,678	1,406,886
	Bear Stearns Companies, Inc.	9,000	904,500
	Berkley (W.R.) Corp.	10,387	368,635
	Blackrock, Inc.	1,400	115,010
	BOK Financial Corp.	5,129	241,012
	Boston Private Financial Holdings, Inc.	1,900	50,483
	Bristol West Holdings, Inc.	1,300	22,685
	Brookline Bancorp, Inc.	2,800	43,232
	Brown & Brown, Inc.	5,200	246,844
	Capital One Financial Corp.	16,600	1,365,184
* #	Capitalsource, Inc.	8,800	174,240
	Capitol Federal Financial	3,289	111,037
*	Cardinal Financial Corp.	900	8,991
	Cash America International, Inc.	1,600	33,552
	Cathay General Bancorp	4,052	136,431
*	CB Richard Ellis Group, Inc.	5,300	258,428
	Center Financial Corp.	1,000	25,420
	Central Pacific Financial Corp.	1,600	55,328

1

*	Ceres Group, Inc.	1,000	6,220
	Chemical Financial Corp.	476	15,527
	Chittenden Corp.	2,775	74,814
	Chubb Corp.	11,400	991,344
	Cincinnati Financial Corp.	8,871	363,534
	CIT Group, Inc.	15,300	692,784
	Citigroup, Inc.	283,344	12,401,967
	Citizens Banking Corp.	2,600	78,754
* #	Citizens, Inc.	1,757	12,650
	City Holding Co.	1,100	40,392
	City National Corp.	3,000	216,120
	Clark, Inc.	900	14,634
*	CNA Financial Corp.	18,700	541,739
*	CNA Surety Corp.	2,200	27,500
	Columbia Banking System, Inc.	1,055	27,831
	Comerica, Inc.	10,700	647,243
#	Commerce Bancorp, Inc.	10,300	347,316
	Commerce Bancshares, Inc.	4,204	224,830
	Commerce Group, Inc.	1,900	110,808
	Commercial Capital Bancorp, Inc.	1,449	25,981
	Commercial Federal Corp.	1,300	44,083
	Community Bank System, Inc.	1,200	28,356
#	Compass Bancshares, Inc.	7,800	365,118
* #	CompuCredit Corp.	4,100	171,626
	Corus Bankshares, Inc.	1,744	101,483
	Countrywide Financial Corp.	47,298	1,598,199
* #	Credit Acceptance Corp.	2,191	30,291
	Cullen Frost Bankers, Inc.	3,300	161,271
	CVB Financial Corp.	6,483	128,363
*	Danielson Holding Corp.	7,510	95,527
	Delphi Financial Group, Inc. Class A	1,800	84,780
	Delta Financial Corp.	600	5,406
	Dime Community Bancshares	2,350	35,743
	Donegal Group, Inc. Class A	100	2,276
	Downey Financial Corp.	2,200	139,436
*	E*TRADE Financial Corp.	28,400	454,400
	East West Bancorp, Inc.	3,800	128,972
	Eaton Vance Corp.	8,400	214,788
*	E-Loan, Inc.	3,000	12,360
*	Encore Capital Group, Inc.	1,400	24,948
	Erie Indemnity Co.	3,957	206,318
*	eSpeed, Inc.	2,100	16,065
	F.N.B. Corp.	3,125	56,594
	FBL Financial Group, Inc. Class A	700	20,979
	Federal Agriculture Mortgage Corporation	500	11,680
	Federated Investors, Inc.	8,000	248,480
	Fidelity Bankshares, Inc.	1,762	53,054
	Fidelity National Financial, Inc.	10,966	428,990
	Fifth Third Bancorp	34,571	1,431,585
	Financial Federal Corp.	1,500	58,575
* #	First Acceptance Corp.	3,300	31,845
	First American Corp.	4,600	191,406
*	First Cash Financial Services, Inc.	1,250	30,000
	First Charter Corp.	1,800	42,084
	First Citizens BancShares, Inc.	100	16,500
	First Commonwealth Financial Corp.	3,900	53,625
	First Community Bancorp	1,000	47,200
	First Community Bancshares, Inc.	1,000	29,360
	First Financial Bancorp	2,300	41,400
	First Financial Holdings, Inc.	900	27,909
	First Horizon National Corp.	7,800	304,824
	First Indiana Corp.	800	26,952
* #	First Marblehead Corp.	4,500	130,185
	First Merchants Corp.	500	13,000
	First Midwest Bancorp, Inc.	2,700	102,438
	First Niagara Financial Group, Inc.	7,484	106,048
	First Place Financial Corp.	500	10,610
	First Republic Bank	1,950	70,200
	First State Bancorporation	1,000	22,590
*	FirstCity Financial Corp.	500	5,575
* #	FirstFed Financial Corp.	1,300	74,815
	FirstMerit Corp.	4,500	125,820
	Flagstar Bancorp, Inc.	2,800	48,300
	Flushing Financial Corp.	1,000	17,450
	Forest City Enterprises, Inc. Class A	600	21,336
	Forest City Enterprises, Inc. Class B	300	10,605
*	FPIC Insurance Group, Inc.	700	24,493
*	Franklin Bank Corp.	1,400	25,326
	Franklin Resources, Inc.	19,800	1,592,712

2

	Fremont General Corp.	5,800	132,356
	Frontier Financial Corp.	1,500	44,715
	Fulton Financial Corp.	9,571	167,492
	Gallagher (Arthur J.) & Co.	5,300	151,368
#	GAMCO Investors, Inc.	600	26,916
	Gateway Financial Holdings, Inc.	330	5,940
	Glacier Bancorp, Inc.	1,756	52,294
	Gold Banc Corporation, Inc.	1,200	18,192
#	Golden West Financial Corp.	25,500	1,555,245
	Greater Bay Bancorp	2,800	70,560
*	Grubb & Ellis Co.	100	710
	Hancock Holding Co.	1,800	59,220
	Hanmi Financial Corp.	2,900	53,215
	Harbor Florida Bancshares, Inc.	1,400	50,988
	Harleysville Group, Inc.	700	15,876
	Harleysville National Corp.	1,423	31,964
	Hartford Financial Services Group, Inc.	17,700	1,292,985
	HCC Insurance Holdings, Inc.	8,150	217,197
	Heartland Financial USA, Inc.	500	9,750
	Hibernia Corp.	7,900	250,825
	Hilb Rogal Hamilton Co.	2,500	88,050
	Horace Mann Educators Corp.	1,100	21,538
	Horizon Financial Corp.	300	6,399
	Hudson City Bancorp, Inc.	32,663	408,287
	Hudson United Bancorp	2,300	97,175
	Huntington Bancshares, Inc.	14,800	355,052
	IBERIABANK Corp.	625	31,562
	Independence Community Bank Corp.	5,102	174,488
	Independent Bank Corp. MA	1,000	30,680
	Independent Bank Corp. MI	1,200	36,336
	IndyMac Bancorp, Inc.	3,500	139,405
	Infinity Property & Casualty Corp.	900	29,268
	Instinet Group, Inc.	23,100	115,500
	Integra Bank Corp.	1,100	25,245
	International Bancshares Corp.	4,300	129,000
*	Investment Technology Group, Inc.	2,950	80,977
	Investors Financial Services Corp.	5,100	179,112
	Irwin Financial Corp.	700	14,700
	Janus Capital Group, Inc.	16,800	237,384
	Jefferies Group, Inc.	4,500	177,660
	Jefferson-Pilot Corp.	6,800	338,164
*	Jones Lang LaSalle, Inc.	2,200	108,526
	JPMorgan Chase & Co.	213,852	7,247,444
	KeyCorp	26,000	861,120
*	Knight Capital Group, Inc.	5,000	42,100
	LandAmerica Financial Group, Inc.	1,100	65,032
	Legg Mason, Inc.	8,750	914,637
	Lehman Brothers Holdings, Inc.	22,395	2,366,256
	Leucadia National Corp.	8,650	352,228
	Lincoln National Corp.	8,600	426,474
	Loews Corp.	14,900	1,306,581
	M&T Bank Corp.	7,200	767,664
	MAF Bancorp, Inc.	1,100	47,223
	Main Street Banks, Inc.	1,200	32,148
	Manulife Financial Corp.	13,353	680,202
*	Markel Corp.	900	292,275
	Marsh & McLennan Companies, Inc.	27,400	768,570
	Marshall & Ilsley Corp.	16,600	726,582
	MB Financial, Inc.	1,950	75,699
	MBIA, Inc.	7,100	411,587
	MBNA Corp.	56,850	1,432,620
	MBT Financial Corp.	900	17,442
	MCG Capital Corp.	500	9,110
*	Meadowbrook Insurance Group, Inc.	300	1,605
	Medallion Financial Corp.	100	1,077
	Mellon Financial Corp.	25,200	817,740
	Mercantile Bankshares Corp.	5,200	279,916
	Mercury General Corp.	3,300	193,809
	Merrill Lynch & Co., Inc.	76,100	4,349,876
	MetLife, Inc.	57,600	2,821,248
*	Metris Companies, Inc.	4,100	59,942
	MGIC Investment Corp.	7,000	437,010
	Midland Co.	100	3,161
	Mid-State Bancshares	1,300	37,037
	Midwest Banc Holdings, Inc.	900	21,528
	Moody’s Corp.	22,500	1,104,975
	Morgan Stanley	77,500	3,942,425
	Municipal Mortgage & Equity, L.L.C.	400	10,380
	Nara Bancorp, Inc.	1,300	18,109

3

	National City Corp.	38,951	1,426,775
	National Penn Bancshares, Inc.	2,075	54,676
*	National Western Life Insurance Co. Class A	100	19,698
	Nationwide Financial Services, Inc.	2,900	111,824
*	Navigators Group, Inc.	600	22,236
	NBT Bancorp, Inc.	1,700	41,310
*	Nelnet, Inc. Class A	2,800	100,240
	New York Community Bancorp, Inc.	13,477	236,926
* #	Newtek Business Services, Inc.	900	2,158
	North Fork Bancorporation, Inc.	27,105	745,116
	Northern Trust Corp.	15,800	787,472
	Northwest Bancorp, Inc.	2,900	65,830
	Nuveen Investments	4,500	169,200
	OceanFirst Financial Corp.	926	21,576
*	Ocwen Financial Corp.	3,555	24,423
#	Odyssey Re Holdings Corp.	4,100	103,525
	Ohio Casualty Corp.	3,800	95,988
	Old National Bancorp	3,840	86,054
	Old Republic International Corp.	9,150	230,305
	Pacific Capital Bancorp	2,733	85,652
	Partners Trust Financial Group, Inc.	363	4,302
*	Penn Treaty American Corp.	100	1,000
	Peoples Bank CT	8,025	236,657
	PFF Bancorp, Inc.	1,260	37,460
*	Philadelphia Consolidated Holding Corp.	1,800	139,842
*	Pinnacle Financial Partners, Inc.	500	12,620
*	Piper Jaffray Companies, Inc.	1,004	30,612
*	PMA Capital Corp. Class A	1,400	12,320
	PMI Group, Inc.	6,400	258,944
	PNC Financial Services Group, Inc.	18,100	1,017,763
	Presidential Life Corp.	1,100	19,349
	Principal Financial Group, Inc.	23,600	1,080,880
*	ProAssurance Corp.	2,200	96,910
	Progressive Corp.	15,700	1,513,637
	Prosperity Bancshares, Inc.	1,900	55,518
	Protective Life Corp.	4,300	176,429
	Provident Bankshares Corp.	1,886	64,407
	Provident Financial Services, Inc.	800	14,224
	Provident New York Bancorp	2,235	26,820
*	Providian Financial Corp.	21,400	398,040
	Prudential Financial, Inc.	42,100	2,709,977
	Radian Group, Inc.	6,500	332,670
	Raymond James Financial, Inc.	5,850	177,430
	Regions Financial Corp.	30,459	996,618
	Reinsurance Group of America, Inc.	4,300	184,513
	Renasant Corp.	500	15,565
	Republic Bancorp, Inc.	3,949	57,971
*	Rewards Network, Inc.	700	4,431
	RLI Corp.	1,900	87,590
	S&T Bancorp, Inc.	1,517	57,843
	Safeco Corp.	7,900	411,906
	Sanders Morris Harris Group, Inc.	1,218	20,621
	Sandy Spring Bancorp, Inc.	800	27,520
	Schwab (Charles) Corp.	80,900	1,094,577
	Seacoast Banking Corp. of Florida	800	17,672
	SEI Investments Co.	7,960	287,834
	Selective Insurance Group, Inc.	1,300	61,542
	Simmons First National Corp. Class A	889	24,670
	Sky Financial Group, Inc.	6,300	176,085
	SLM Corp.	30,300	1,507,425
	Sound Federal Bancorp, Inc.	100	1,654
	South Financial Group, Inc.	4,701	136,893
	Southwest Bancorp, Inc.	900	20,799
	Sovereign Bancorp, Inc.	26,700	622,644
	StanCorp Financial Group, Inc.	2,200	177,870
	State Auto Financial Corp.	2,800	85,316
	State Street Corp.	27,400	1,324,242
	Sterling Bancorp	1,200	26,592
	Sterling Bancshares, Inc.	3,100	46,469
*	Sterling Financial Corp.	1,778	68,577
	Stewart Information Services Corp.	900	43,263
*	Stifel Financial Corp.	600	15,390
	Student Loan Corp.	1,500	339,000
*	Sun Bancorp, Inc.	971	20,876
	SunTrust Banks, Inc.	21,817	1,533,299
	Susquehanna Bancshares, Inc.	1,200	30,240
*	SVB Financial Group	3,900	183,456
	Synovus Financial Corp.	19,800	569,646
	T. Rowe Price Group, Inc.	9,700	611,100

4

	TCF Financial Corp.	7,400	209,494
	TD Banknorth, Inc.	15,055	452,704
	Texas Regional Banchshares, Inc. Class A	3,425	101,414
*	The Banc Corp.	400	4,268
	The Colonial BancGroup, Inc.	9,700	225,622
	The Goldman Sachs Group, Inc.	37,200	4,135,896
	The Phoenix Companies, Inc.	4,100	49,159
	The St. Joe Corp.	6,000	451,260
	The St. Paul Travelers Companies, Inc.	40,907	1,759,410
	TierOne Corp.	1,300	36,686
	Torchmark Corp.	8,000	421,920
*	Tradestation Group, Inc.	2,600	23,322
*	Trammell Crow Co.	2,700	73,359
	Transatlantic Holdings, Inc.	4,050	234,900
*	Triad Guaranty, Inc.	1,100	46,453
	TrustCo Bank Corp. NY	3,000	39,900
	Trustmark Corp.	3,449	95,054
	U.S. Bancorp	114,300	3,339,846
	UCBH Holdings, Inc.	6,300	120,141
	UICI	2,700	83,322
	UMB Financial Corp.	1,000	65,850
	Umpqua Holdings Corp.	1,845	44,926
	UnionBanCal Corp.	9,300	630,261
*	United America Indemnity, Ltd.	310	5,564
	United Bankshares, Inc.	2,500	88,500
	United Community Banks, Inc.	2,850	78,090
	United Community Financial Corp.	500	5,555
	Unitrin, Inc.	3,800	175,446
*	Universal American Financial Corp.	4,371	100,314
	UnumProvident Corp.	15,100	291,732
	Valley National Bancorp	6,806	160,622
*	Vesta Insurance Group, Inc.	500	1,050
	Wachovia Corp.	95,992	4,763,123
	Waddell & Reed Financial, Inc.	6,800	131,784
	Washington Federal, Inc.	5,102	119,540
	Washington Mutual, Inc.	51,600	2,145,528
	Washington Trust Bancorp, Inc.	900	25,650
	Webster Financial Corp.	3,400	156,128
	Wells Fargo & Co.	105,300	6,277,986
	Wesbanco, Inc.	532	16,221
	Wesco Financial Corp.	100	35,350
	West Bancorporation	981	17,992
	West Coast Bancorp	1,000	25,890
	Westamerica Bancorporation	2,000	104,420
	Westcorp, Inc.	4,000	247,000
	Westwood Holdings Group, Inc.	125	2,396
*	WFS Financial, Inc.	2,700	180,684
	Whitney Holding Corp.	3,900	120,588
	Willow Grove Bancorp, Inc.	100	1,525
	Wilmington Trust Corp.	4,100	149,486
	Wintrust Financial Corp.	1,850	95,349
*	World Acceptance Corp.	1,400	35,826
	Zions Bancorporation	6,300	440,118
Total Financials (Cost $137,334,309)			156,516,200
Information Technology — (15.9%)
*	3Com Corp.	14,100	47,940
*	Acacia Research-Acacia Technologies	810	4,212
*	Access Integrated Technologies, Inc.	100	1,335
*	Actel Corp.	1,100	15,136
*	ActivCard Corp.	1,600	7,600
*	Activision, Inc.	14,200	317,370
	Acxiom Corp.	6,200	122,884
*	Adaptec, Inc.	600	1,992
* #	ADC Telecommunications, Inc.	8,128	170,200
*	ADDvantage Technologies Group, Inc.	500	1,868
	Adobe Systems, Inc.	35,600	962,624
	Adtran, Inc.	5,570	143,817
*	Advanced Energy Industries, Inc.	2,000	23,840
*	Advanced Micro Devices, Inc.	28,800	598,176
*	Advent Software, Inc.	1,900	52,364
*	Aeroflex, Inc.	3,400	31,586
*	Affiliated Computer Services, Inc. Class A	9,300	483,135
*	Agile Software Corp.	2,300	15,272
*	Agilent Technologies, Inc.	36,200	1,164,192
	Agilysys, Inc.	2,000	35,900
*	Airspan Networks, Inc.	2,057	9,606
*	Akamai Technologies, Inc.	32,000	442,880

5

* #	Alliance Data Systems Corp.	5,700	239,799
*	Altera Corp.	24,800	542,376
*	Altiris, Inc.	1,600	20,880
* #	Amkor Technology, Inc.	10,727	54,708
	Amphenol Corp.	5,600	237,496
	Analog Devices, Inc.	27,998	1,020,527
*	Anaren, Inc.	900	12,438
* #	Andrew Corp.	10,632	122,587
*	Anixter International, Inc.	2,900	110,722
*	Ansoft Corp.	900	23,661
*	AnswerThink, Inc.	2,000	8,160
*	Ansys, Inc.	2,000	75,500
*	Anteon International Corp.	2,400	110,280
*	Apple Computer, Inc.	48,700	2,285,491
*	Applied Films Corp.	800	18,104
	Applied Materials, Inc.	125,800	2,303,398
*	Applied Micro Circuits Corp.	12,900	35,475
*	aQuantive, Inc.	3,600	65,016
*	Arris Group, Inc.	5,979	62,720
*	Arrow Electronics, Inc.	8,300	247,506
*	Aspect Communications Corp.	3,400	39,100
*	Asyst Technologies, Inc.	300	1,443
*	Atari, Inc.	8,200	10,414
*	Atmel Corp.	26,300	54,178
*	ATMI, Inc.	2,300	70,909
*	August Technology Corp.	400	4,808
*	Authentidate Holding Corp.	200	620
*	autobytel.com, Inc.	800	4,000
	Autodesk, Inc.	17,200	743,040
	Automatic Data Processing, Inc.	44,000	1,881,000
*	Avaya, Inc.	39,400	401,880
*	Avici Systems, Inc.	300	1,335
*	Avid Technology, Inc.	2,720	101,610
*	Avnet, Inc.	10,400	260,520
*	Avocent Corp.	4,200	139,944
	AVX Corp.	11,400	151,506
* #	Aware, Inc.	600	3,762
*	Axcelis Technologies, Inc.	5,500	32,450
*	Axesstel, Inc.	800	2,536
* #	Bankrate, Inc.	1,000	23,740
*	BEA Systems, Inc.	26,700	235,494
*	BearingPoint, Inc.	6,300	51,534
	BEI Technologies, Inc.	1,200	41,868
	Bel Fuse, Inc. Class B	800	25,736
	Belden CDT, Inc.	1,600	34,320
*	Bell Microproducts, Inc.	1,400	14,182
*	Benchmark Electronics, Inc.	2,600	75,686
*	BindView Development Corp.	1,900	6,213
*	BISYS Group, Inc.	9,500	141,835
	Black Box Corp.	800	34,376
*	Blue Coat Systems, Inc.	700	27,608
*	BMC Software, Inc.	15,100	302,000
*	Bookham, Inc.	100	419
*	Borland Software Corp.	2,000	12,220
*	Bottomline Technologies, Inc.	1,300	19,994
*	Brightpoint, Inc.	1,350	38,691
*	Broadcom Corp.	16,500	717,750
*	Brocade Communications Systems, Inc.	1,300	5,187
*	Brooks Automation, Inc.	300	4,260
*	Brooktrout, Inc.	500	6,400
* #	Cabot Microelectronics Corp.	1,700	50,677
*	CACI International, Inc. Class A	2,400	150,336
*	Cadence Design Systems, Inc	20,800	333,008
*	California Micro Devices Corp.	800	5,752
*	Captaris, Inc.	500	1,865
*	Captiva Software Corp.	300	5,694
*	Carreker Corp.	500	3,185
*	Carrier Access Corp.	1,600	9,520
*	Catalyst Semiconductor, Inc.	500	2,415
*	Catapult Communications Corp.	1,050	16,716
*	CCC Information Services Group, Inc.	700	17,934
*	C-COR, Inc.	2,998	22,455
#	CDW Corp.	5,800	342,664
	Celeritek, Inc.	60	17
* #	CellStar Corp.	100	111
*	Centillium Communications, Inc.	990	2,812
*	Ceridian Corp.	11,800	239,540
	Certegy, Inc.	4,500	154,710
*	CGI Holding Corp.	300	642

6

*	CheckFree Corp.	6,200	228,098
*	Checkpoint Systems, Inc.	2,500	54,625
*	Ciber, Inc.	3,200	25,088
*	Ciena Corp.	17,900	40,275
*	Cirrus Logic, Inc.	5,700	45,030
*	Cisco Sytems, Inc.	379,250	6,682,385
*	Citrix Systems, Inc.	11,300	268,940
*	CMGI, Inc.	5,200	8,788
*	CNET Networks, Inc.	8,500	113,730
	Cognex Corp.	2,000	59,500
*	Cognizant Technology Solutions Corp.	9,045	411,819
*	Coherent, Inc.	2,200	69,938
	Cohu, Inc.	1,600	39,072
*	CommScope, Inc.	4,100	76,670
#	Computer Associates International, Inc.	47,344	1,276,394
*	Computer Sciences Corp.	13,500	601,425
*	Compuware Corp.	28,816	261,073
*	Comtech Telecommunications Corp.	1,500	52,650
*	Comverse Technology, Inc.	14,700	378,966
*	Concur Technologies, Inc.	2,000	23,700
*	Concurrent Computer Corp.	1,800	3,132
*	Conexant Systems, Inc.	6,011	10,339
* #	Convera Corp.	1,100	11,044
* #	Convergys Corp.	10,200	145,044
*	Corillian Corp.	1,800	5,850
*	Corning, Inc.	89,300	1,782,428
*	Covansys Corp.	2,400	38,400
*	Cray, Inc.	4,100	4,551
*	Credence Systems Corp.	3,900	34,593
* #	Cree, Inc.	5,500	141,020
*	CSG Systems International, Inc.	3,400	69,326
	CTS Corp.	1,500	18,660
*	Cyberguard Corp.	1,052	8,732
*	Cyberoptics Corp.	410	5,642
*	Cybersource Corp.	1,800	12,312
*	Cymer, Inc.	2,600	87,100
* #	Cypress Semiconductor Corp.	9,100	142,233
	Daktronics, Inc.	1,200	26,244
*	Dell, Inc.	143,500	5,108,600
	Diebold, Inc.	3,800	182,400
*	Digi International, Inc.	1,332	14,133
*	Digimarc Corp.	1,000	6,620
*	Digital Angel Corp.	200	662
*	Digital Insight Corp.	2,400	64,896
*	Digital River, Inc.	1,900	72,162
*	Digital Theater Systems, Inc.	1,300	23,829
*	Digitas, Inc.	6,200	72,664
*	Ditech Communications Corp.	200	1,472
*	DocuCorp International, Inc.	400	2,708
*	Dot Hill Systems Corp.	2,000	11,700
*	DSP Group, Inc.	1,400	35,658
*	DST Systems, Inc.	5,600	300,720
*	Dynamics Research Corp.	200	3,080
*	E.piphany, Inc.	2,200	9,196
*	EarthLink, Inc.	9,900	96,624
*	eCollege.com, Inc.	1,400	17,570
* #	EDGAR Online, Inc.	800	1,880
*	EFJ, Inc.	500	4,275
*	eFunds Corp.	3,000	58,500
*	Electro Scientific Industries, Inc.	924	20,494
*	Electroglas, Inc.	200	756
*	Electronic Arts, Inc.	18,700	1,071,136
	Electronic Data Systems Corp.	33,300	745,920
*	Electronics for Imaging, Inc.	2,200	43,560
*	Embarcadero Technologies, Inc.	491	2,912
*	EMC Corp.	177,012	2,276,374
*	EMCORE Corp.	1,500	7,725
*	EMS Technologies, Inc.	200	3,244
*	Emulex Corp.	5,400	116,370
* #	Endwave Corp.	800	24,816
*	Entegris, Inc.	8,966	93,874
*	Enterrasys Networks, Inc.	185	211
*	Entrust, Inc.	3,800	22,686
*	Epicor Software Corp.	3,000	40,020
*	EPIQ Systems, Inc.	1,400	25,704
*	ePlus, Inc.	100	1,300
*	Equinix, Inc.	1,500	58,455
*	ESS Technology, Inc.	1,400	5,348
*	Euronet Worldwide, Inc.	2,310	64,726

7

* #	Exar Corp.	2,000	31,220
*	Excel Technology, Inc.	900	22,401
*	Extreme Networks, Inc.	6,300	27,216
*	F5 Networks, Inc.	2,600	107,354
	Factset Research Systems, Inc.	3,450	120,750
	Fair Isaac Corp.	5,135	209,867
*	Fairchild Semiconductor Corp. Class A	8,134	137,058
* #	FalconStor Software, Inc.	2,700	16,902
*	Fargo Electronics	600	10,920
*	Faro Technologies, Inc.	900	18,594
*	FEI Co.	2,100	43,953
*	Filenet Corp.	2,800	74,396
	First Data Corp.	57,415	2,385,593
* #	Fiserv, Inc.	14,400	646,128
*	Flir Systems, Inc.	4,200	135,618
*	FormFactor, Inc.	2,600	70,642
*	Forrester Research, Inc.	1,400	29,246
*	Foundry Networks, Inc.	7,800	91,260
*	Freescale Semiconductor, Inc. Class B	12,344	297,244
*	FSI International, Inc.	400	1,600
*	Gartner Group, Inc.	6,700	75,308
*	Gateway, Inc.	20,200	61,408
*	Genesis Microchip, Inc.	2,200	57,838
*	Gerber Scientific, Inc.	300	2,070
	Gevity HR, Inc.	1,800	40,140
*	Glenayre Technologies, Inc.	4,778	18,825
*	Global Imaging Systems, Inc.	1,700	56,185
	Global Payments, Inc.	3,000	197,340
* #	Globix Corp.	100	245
*	Harmonic, Inc.	4,800	28,320
	Harris Corp.	8,700	335,907
	Helix Technology Corp.	1,500	23,490
	Henry Jack & Associates, Inc.	7,100	139,018
*	Hewitt Associates, Inc. Class A	720	20,880
	Hewlett-Packard Co.	208,200	5,779,632
*	HomeStore, Inc.	3,200	12,160
*	Hutchinson Technology, Inc.	1,700	44,880
*	Hypercom Corp.	4,011	25,470
*	Hyperion Solutions Corp.	2,900	125,773
*	I.D. Systems, Inc.	100	1,746
*	Identix, Inc.	6,200	30,566
*	iGATE Capital Corp.	1,100	4,147
	Imation Corp.	2,200	92,642
*	Immersion Corp.	300	1,692
* #	Infocrossing, Inc.	1,100	9,746
*	InFocus Corp.	1,800	6,426
*	Informatica Corp.	5,100	58,242
*	InfoSpace, Inc.	1,000	24,960
	infoUSA, Inc.	3,100	33,325
*	Ingram Micro, Inc.	10,800	189,108
*	Innodata Isogen, Inc.	700	1,890
*	Integrated Circuit Systems, Inc.	4,500	94,770
*	Integrated Device Technology, Inc.	6,800	72,760
*	Integrated Silicon Solution, Inc.	1,400	12,404
	Intel Corp.	460,900	11,854,348
* #	Intellisync Corp.	2,500	10,150
*	Interactive Intelligence, Inc.	100	601
*	Interdigital Communications Corp.	1,900	33,782
*	Intergraph Corp.	2,100	85,701
*	Interland, Inc.	700	1,785
	International Business Machines Corp.	115,200	9,287,424
*	International Rectifier Corp.	4,900	235,690
*	Internet Security Systems, Inc.	3,300	74,976
	Intersil Corp.	10,400	218,400
	Inter-Tel, Inc.	1,700	37,655
*	Intervideo, Inc.	300	3,003
*	Intervoice, Inc.	2,200	20,614
*	Interwoven, Inc.	1,775	14,200
*	Intevac, Inc.	900	11,763
*	Intrado, Inc.	1,300	19,500
*	Intuit, Inc.	12,700	582,168
*	Iron Mountain, Inc.	9,325	321,619
* #	Iteris, Inc.	200	650
*	Itron, Inc.	1,500	69,405
*	iVillage, Inc.	1,600	10,272
*	Ixia	3,900	70,044
*	IXYS Corp.	2,400	24,888
* #	j2 Global Communications, Inc.	1,600	60,048
*	Jabil Circuit, Inc.	15,500	456,320

8

*	JDA Software Group, Inc.	1,400	19,810
*	JDS Uniphase Corp.	79,000	125,610
*	Juniper Networks, Inc.	41,688	947,985
*	Jupitermedia Corp.	2,100	35,070
*	Keane, Inc.	4,000	46,000
	Keithley Instruments, Inc.	700	10,115
*	Kemet Corp.	4,500	36,540
*	Kintera, Inc.	100	296
	KLA-Tencor Corp.	14,900	756,324
*	Komag, Inc.	2,000	66,720
*	Kopin Corp.	4,900	31,703
*	Kronos, Inc.	1,950	84,494
*	Kulicke & Soffa Industries, Inc.	2,800	23,408
*	Lam Research Corp.	9,200	291,640
	Landauer, Inc.	500	25,750
*	LaserCard Corp.	500	4,790
*	Lattice Semiconductor Corp.	4,600	20,424
* #	Lawson Software, Inc.	6,902	44,725
*	LeCroy Corp.	500	7,405
* #	Lexar Media, Inc.	4,900	30,674
*	Lexmark International, Inc.	8,400	529,032
*	Lightbridge, Inc.	900	6,795
	Linear Technology Corp.	23,000	872,390
*	Lionbridge Technologies, Inc.	2,900	19,488
*	Littlefuse, Inc.	1,700	47,294
*	LoJack Corp.	1,200	25,308
*	LSI Logic Corp.	30,600	294,984
*	LTX Corp.	4,000	17,040
*	Lucent Technologies, Inc.	270,500	833,140
*	Macromedia, Inc.	4,100	151,495
*	Macrovision Corp.	3,200	59,200
*	Magma Design Automation, Inc.	2,400	21,240
*	Manhattan Associates, Inc.	2,100	44,394
*	Mapinfo Corp.	1,200	13,584
* #	Marchex, Inc. Class B	600	8,808
*	Mattson Technology, Inc.	3,800	36,100
	Maxim Integrated Products, Inc.	24,400	1,040,660
	Maximus, Inc.	1,500	56,490
*	Maxtor Corp.	18,300	88,938
* #	Maxwell Technologies, Inc.	500	6,990
*	McAfee, Inc.	10,900	334,085
*	McDATA Corp.	2,340	12,589
*	MedQuist, Inc.	1,600	20,880
*	MEMC Electronic Materials, Inc.	13,900	234,354
*	Mentor Graphics Corp.	5,000	42,650
*	Mercury Interactive Corp.	5,200	190,684
*	Merix Corp.	400	2,456
*	MetaSolv, Inc.	1,000	3,000
	Methode Electronics, Inc.	500	6,160
*	Metrologic Instruments, Inc.	1,500	25,125
*	Micrel, Inc.	5,500	69,300
	Microchip Technology, Inc.	15,050	468,356
*	Micromuse, Inc.	2,400	16,008
*	Micron Technology, Inc.	44,900	534,759
*	Micros Systems, Inc.	2,600	115,934
*	Microsemi Corp.	3,700	89,133
	Microsoft Corp.	746,600	20,456,840
*	MicroStrategy, Inc.	1,000	77,000
*	Microtune, Inc.	3,584	21,970
* #	Midway Games, Inc.	4,800	72,048
* #	Mindspeed Technologies, Inc.	4,700	8,460
*	MIPS Technologies, Inc.	1,400	8,778
*	MIVA, Inc.	1,600	8,800
*	MKS Instruments, Inc.	2,100	37,296
*	Mobility Electronics, Inc.	1,900	20,805
*	Moldflow Corp.	500	7,770
	Molex, Inc.	5,000	133,800
	Molex, Inc. Class A	6,700	170,850
	MoneyGram International, Inc.	6,400	132,864
	Motorola, Inc.	175,800	3,846,504
*	MPS Group, Inc.	5,000	55,300
*	MRO Software, Inc.	1,700	28,679
*	MRV Communications, Inc.	6,300	13,419
* #	MSC.Software Corp.	900	12,524
	MTS Systems Corp.	1,400	57,708
* #	Nanometrics, Inc.	500	5,965
	National Instruments Corp.	5,400	153,306
#	National Semiconductor Corp.	25,400	633,222
*	NCR Corp.	13,900	475,658

9

*	Neoforma, Inc.	700	5,264
*	Neoware Systems, Inc.	500	5,470
*	NETGEAR, Inc.	2,000	44,340
*	NetIQ Corp.	2,600	30,498
*	NetManage, Inc.	25	131
* #	Netopia, Inc.	400	1,092
*	NetRatings, Inc.	2,623	34,361
*	NetScout Systems, Inc.	900	4,653
*	Network Appliance, Inc.	22,900	543,646
*	Network Equipment Technologies, Inc.	1,000	4,960
*	Newport Corp.	2,100	28,014
*	NIC, Inc.	3,600	18,720
*	NMS Communications Corp.	2,600	8,580
* #	Novatel Wireless, Inc.	1,900	22,933
*	Novell, Inc.	26,600	175,028
*	Novellus Systems, Inc.	10,663	285,875
*	Nvidia Corp.	11,300	346,684
*	NYFIX, Inc.	800	5,192
* #	OmniVision Technologies, Inc.	3,800	55,708
*	ON Semiconductor Corp.	9,200	52,900
*	Online Resources Corp.	1,400	13,426
*	ONYX Software Corp.	300	1,170
*	Open Solutions, Inc.	1,000	22,580
*	Openwave Systems, Inc.	4,233	72,850
*	Opsware, Inc.	5,900	27,258
*	Oracle Corp.	324,850	4,213,305
*	OSI Systems, Inc.	900	15,003
*	Overland Storage, Inc.	500	4,200
*	Packeteer, Inc.	2,000	23,640
* #	Palm, Inc.	3,300	112,794
* #	PalmSource, Inc.	509	5,049
*	Paradyne Networks Corp.	858	2,445
*	Parametric Technology Corp.	17,050	103,323
	Park Electrochemical Corp.	1,300	31,395
* #	Parkervision, Inc.	800	4,056
*	Paxar Corp.	2,200	41,382
	Paychex, Inc.	25,000	853,250
*	PC Connection, Inc.	1,100	6,116
*	PC-Tel, Inc.	500	4,360
*	PDF Solutions, Inc.	1,900	29,811
*	Pegasus Solutions, Inc.	100	980
*	Perficient, Inc.	300	2,097
*	Pericom Semiconductor Corp.	200	1,762
*	Perot Systems Corp.	8,400	120,960
*	Phoenix Technologies, Ltd.	700	5,229
*	Photon Dynamics, Inc.	1,100	21,450
*	Photronics, Inc.	2,800	58,156
*	Pixelworks, Inc.	1,000	7,370
*	Planar Systems, Inc.	500	3,835
	Plantronics, Inc.	3,100	101,060
*	PLATO Learning, Inc.	600	4,260
*	Plexus Corp.	3,200	54,656
*	Plumtree Software, Inc.	300	1,638
*	PLX Technology, Inc.	1,600	15,136
*	PMC-Sierra, Inc.	10,800	91,584
*	Polycom, Inc.	5,400	96,174
*	Portal Software, Inc.	1,000	2,160
*	Power Integrations, Inc.	2,100	46,452
*	Powerwave Technologies, Inc.	7,400	77,552
*	Presstek, Inc.	2,300	28,589
*	Progress Software Corp.	2,500	76,650
	QAD, Inc.	368	3,036
*	QLogic Corp.	6,500	224,640
	Qualcomm, Inc.	120,100	4,769,171
	Quality Systems, Inc.	1,200	78,000
*	Quantum Corp.	9,900	28,413
*	Quest Software, Inc.	6,500	88,140
*	QuickLogic Corp.	900	3,204
*	Radiant Systems, Inc.	1,900	22,439
*	RadiSys Corp.	1,360	25,391
*	Rambus, Inc.	5,700	59,850
*	Ramtron International Corp.	800	2,344
*	RealNetworks, Inc.	11,300	60,907
*	Red Hat, Inc.	11,500	163,415
*	Redback Networks, Inc.	3,900	35,256
* #	REMEC, Inc.	1,627	9,762
	Renaissance Learning, Inc.	1,987	33,362
	Reynolds & Reynolds Co.	4,000	114,160
*	RF Micro Devices, Inc.	8,400	55,020

10

	Richardson Electronics, Ltd.	400	3,120
*	Riverstone Networks, Inc.	1,800	1,035
*	Rofin-Sinar Technologies, Inc.	1,200	43,380
*	Rogers Corp.	1,300	50,791
*	RSA Security, Inc.	4,700	61,758
*	Rudolph Technologies, Inc.	900	13,203
*	S1 Corp.	2,300	9,775
	Sabre Holdings Corp.	8,200	157,276
*	SafeNet, Inc.	1,287	41,184
*	Sandisk Corp.	13,298	516,361
*	Sanmina-SCI Corp.	34,200	173,394
*	Sapient Corp.	8,200	58,958
*	SBS Technologies, Inc.	500	4,830
*	ScanSoft, Inc.	4,730	23,319
*	ScanSource, Inc.	900	40,194
	Scientific-Atlanta, Inc.	11,500	439,990
*	Seachange International, Inc.	1,400	8,568
*	Secure Computing Corp.	2,400	27,672
*	Selectica, Inc.	600	1,908
*	Semitool, Inc.	1,900	15,333
*	Semtech Corp.	4,800	78,480
*	Serena Software, Inc.	2,600	49,088
*	SI International, Inc.	800	25,104
	Siebel Systems, Inc.	40,289	332,384
* #	Sigma Designs, Inc.	500	4,920
*	Sigmatel, Inc.	900	17,415
*	Silicon Image, Inc.	1,800	18,594
*	Silicon Laboratories, Inc.	3,200	99,296
*	Silicon Storage Technology, Inc.	100	486
*	SimpleTech, Inc.	2,327	11,077
*	Sirenza Microdevices, Inc.	1,700	5,610
*	Skyworks Solutions, Inc.	8,500	64,090
*	SM&A	500	4,440
*	Solectron Corp.	66,800	273,880
*	Sonic Solutions, Inc.	1,414	27,941
*	SonicWALL, Inc.	3,100	18,507
*	Sonus Networks, Inc.	12,000	56,520
	SpectraLink Corp.	1,000	12,890
*	SPSS, Inc.	600	13,080
*	SRA International, Inc.	2,500	83,925
*	SRS Labs, Inc.	600	3,528
	SS&C Technologies, Inc.	1,700	62,033
*	Standard Microsystems Corp.	1,452	37,825
	StarTek, Inc.	600	8,046
*	Stellent, Inc.	500	4,035
*	Storage Technology Corp.	7,400	273,430
*	Stratasys, Inc.	400	11,332
*	Sun Microsystems, Inc.	251,153	954,381
*	Superior Essex, Inc.	1,100	20,724
*	Supertex, Inc.	900	26,100
*	SupportSoft, Inc.	2,400	11,616
*	Sybase, Inc.	6,300	140,679
*	Sycamore Networks, Inc.	11,958	44,723
*	Sykes Enterprises, Inc.	2,700	28,755
*	Symantec Corp.	78,869	1,654,672
	Symbol Technologies, Inc.	18,300	167,994
*	Symmetricom, Inc.	3,000	26,040
*	Synaptics, Inc.	1,500	24,750
*	SYNNEX Corp.	600	9,954
*	Synopsys, Inc.	11,096	210,824
*	Synplicity, Inc.	700	5,565
	Syntel, Inc.	1,100	20,625
*	Take-Two Interactive Software, Inc.	5,300	126,140
	TALX Corp.	1,500	53,490
* #	Taser International, Inc.	3,000	25,950
*	Tech Data Corp.	4,000	146,440
	Technitrol, Inc.	700	10,269
*	Tekelec	4,200	82,782
	Tektronix, Inc.	6,245	157,811
* #	TeleCommunication Systems, Inc.	1,100	2,827
* #	Telkonet, Inc.	2,200	8,382
*	Tellabs, Inc.	32,415	288,169
*	Telular Corp.	300	1,125
*	Teradyne, Inc.	14,100	236,880
*	Terayon Communication Systems, Inc.	5,000	16,550
*	Terremark Worldwide, Inc.	7,600	37,924
*	Tessera Technologies, Inc.	2,435	80,793
	Texas Instruments, Inc.	120,200	3,928,136
*	Therma-Wave, Inc.	200	352

11

*	TheStreet.com, Inc.	900	3,870
*	THQ, Inc.	2,900	97,469
*	TIBCO Software, Inc.	14,600	111,544
*	Tier Technologies, Inc. Class B	500	4,350
	Total System Services, Inc.	14,300	335,335
*	Transaction Systems Architects, Inc.	2,400	64,272
* #	Travelzoo, Inc.	900	20,817
*	Trident Microsystems, Inc.	1,400	49,168
*	Trimble Navigation, Ltd.	3,495	127,637
*	Triquint Semiconductor, Inc.	4,500	17,370
*	TTM Technologies, Inc.	2,700	20,898
*	Tumbleweed Communications Corp.	1,500	4,950
*	Tut Systems, Inc.	500	1,600
*	Tyler Technologies, Inc.	2,600	21,112
*	Ulticom, Inc.	2,800	29,792
*	Ultimate Software Group, Inc.	1,500	27,375
*	Ultratech, Inc.	1,700	25,976
*	Unisys Corp.	21,800	144,970
	United Online, Inc.	4,050	52,772
*	Universal Display Corp.	1,700	22,253
*	Unova, Inc.	4,300	124,743
* #	UTStarcom, Inc.	3,400	26,180
*	ValueClick, Inc.	5,400	77,976
*	Varian Semiconductor Equipment Associates, Inc.	2,500	113,275
*	Veeco Instruments, Inc.	2,000	36,740
*	Verint Systems, Inc.	2,100	80,094
*	VeriSign, Inc.	17,500	381,500
*	Verity, Inc.	1,500	15,030
*	Viasat, Inc.	2,000	47,480
*	Vignette Corp.	250	3,798
*	Viisage Technology, Inc.	2,600	11,232
*	Virage Logic Corp.	1,600	12,320
*	Vishay Intertechnology, Inc.	14,212	183,335
*	Vitesse Semiconductor, Inc.	4,100	8,979
*	Vitria Technology, Inc.	1,100	3,762
* #	Vyyo, Inc.	500	2,370
*	WatchGuard Technologies, Inc.	600	2,640
*	WebEx Communications, Inc.	3,100	79,918
*	webMethods, Inc.	3,400	23,154
*	Websense, Inc.	1,300	64,857
*	Westell Technologies, Inc.	2,100	7,833
*	Western Digital Corp.	14,800	204,980
*	White Electronics Designs Corp.	400	2,080
*	Wind River Systems, Inc.	5,100	67,014
	Wireless Telecom Group, Inc.	500	1,440
*	Witness Systems, Inc.	1,600	28,960
*	Xerox Corp.	71,800	962,838
	Xilinx, Inc.	25,400	713,486
	X-Rite, Inc.	1,200	15,108
*	Yahoo!, Inc.	88,000	2,933,920
*	Zebra Technologies Corp. Class A	2,400	89,664
* #	Zhone Technologies, Inc.	2,200	5,830
* #	Zix Corp.	600	1,446
*	Zomax, Inc.	200	660
*	Zoran Corp.	2,205	34,751
*	Zygo Corp.	500	6,175
Total Information Technology (Cost $127,633,324)			147,621,610
Health Care — (13.8%)
* #	aaiPharma, Inc.	348	249
	Abbott Laboratories	103,200	4,657,416
* #	Abgenix, Inc.	5,800	63,742
*	Accelrys, Inc.	100	541
*	Adolor Corp.	2,700	25,812
*	Advanced Medical Optics, Inc.	4,381	172,436
*	Advanced Neuromodulation Systems, Inc.	1,350	69,511
* #	ADVENTRX Pharmaceuticals, Inc.	1,500	5,760
	Aetna, Inc.	24,100	1,920,047
*	Affymetrix, Inc.	4,000	197,960
*	Air Methods Corp.	500	5,075
* #	Akorn, Inc.	500	1,380
* #	Aksys, Ltd.	400	888
*	Albany Molecular Research, Inc.	1,200	20,016
*	Alexion Pharmaceuticals, Inc.	1,700	48,620
*	Alkermes, Inc.	5,400	101,412
	Allergan, Inc.	9,600	883,680
*	Alliance Imaging, Inc.	2,600	23,998
*	Allos Therapeutics, Inc.	500	1,105

12

* #	Allscripts Healthcare Solutions, Inc.	2,300	40,894
	Alpharma, Inc. Class A	1,600	42,592
* #	Amedisys, Inc.	1,100	43,032
*	America Services Group, Inc.	850	14,654
*	American Healthways, Inc.	2,100	91,770
*	American Medical Systems Holdings, Inc.	4,600	94,300
*	American Pharmaceutical Partners, Inc.	4,600	211,508
*	American Retirement Corp.	1,900	34,675
*	AMERIGROUP Corp.	3,800	129,808
	AmerisourceBergen Corp.	8,400	627,228
*	Amgen, Inc.	86,060	6,876,194
*	AMICAS, Inc.	1,600	8,880
*	AMN Healthcare Services, Inc.	1,900	29,374
*	Amsurg Corp.	2,150	59,856
* #	Amylin Pharmaceuticals, Inc.	2,300	75,325
	Analogic Corp.	1,100	54,835
*	Andrx Corp.	5,100	92,463
*	Anika Therapeutics, Inc.	400	5,080
* #	Antigenics, Inc.	2,600	14,274
	Applera Corp. - Applied Biosystems Group	15,200	326,800
*	Applera Corp. - Celera Genomics Group	3,500	41,090
*	Apria Healthcare Group, Inc.	3,500	119,805
*	Arena Pharmaceuticals, Inc.	2,300	19,251
*	Ariad Pharmaceuticals, Inc.	3,700	30,710
*	Arqule, Inc.	1,500	11,460
*	Array BioPharma, Inc.	1,987	13,114
	Arrow International, Inc.	3,100	91,760
*	Arthrocare Corp.	1,000	36,370
*	Aspect Medical Systems, Inc.	1,400	42,504
* #	AtheroGenics, Inc.	500	8,880
*	ATS Medical, Inc.	300	1,038
*	AVANIR Pharmaceuticals Class A	6,900	25,461
* #	AVI BioPharma, Inc.	1,800	3,870
*	Avigen, Inc.	200	546
	Bard (C.R.), Inc.	7,900	508,207
*	Barr Laboratories, Inc.	7,525	343,215
	Bausch & Lomb, Inc.	4,400	333,476
	Baxter International, Inc.	41,600	1,677,728
	Beckman Coulter, Inc.	4,500	251,055
	Becton Dickinson & Co.	16,400	863,132
*	Bentley Pharmaceuticals, Inc.	1,000	11,450
*	Beverly Enterprises, Inc.	5,700	71,535
*	BioCryst Pharmaceuticals, Inc.	897	7,929
*	Bioenvision, Inc.	2,500	22,275
*	Biogen Idec, Inc.	15,555	655,643
*	Bio-Imaging Technologies, Inc.	400	1,240
*	BioMarin Pharmaceutical, Inc.	2,400	20,712
	Biomet, Inc.	19,100	704,599
*	Bio-Rad Laboratories, Inc. Class A	200	11,040
*	Bio-Reference Laboratories, Inc.	600	9,366
*	BioSante Pharmaceuticals, Inc.	400	1,564
*	BioScrip, Inc.	845	5,340
*	Biosite, Inc.	1,200	71,748
*	Biosource International, Inc.	100	1,252
*	BioSphere Medical, Inc.	300	1,620
*	Boston Scientific Corp.	52,000	1,397,760
* #	Bradley Pharmaceuticals, Inc.	900	9,576
	Bristol-Myers Squibb Co.	88,400	2,163,148
*	Bruker BioSciences Corp.	6,910	30,128
	Cambrex Corp.	1,300	24,726
*	Candela Corp.	700	6,937
*	Cantel Medical Corp.	1,150	23,920
*	Caraco Pharmaceutical Laboratories, Ltd.	800	7,160
	Cardinal Health, Inc.	32,782	1,954,135
*	CardioDynamics International Corp.	200	272
*	Caremark Rx, Inc.	33,998	1,588,727
*	Celgene Corp.	10,200	512,040
* #	Cell Genesys, Inc.	1,600	9,504
* #	Cell Therapeutics, Inc.	1,700	4,352
*	Centene Corp.	2,700	82,296
*	Cephalon, Inc.	4,640	188,013
*	Cepheid, Inc.	2,600	19,500
* #	Cerner Corp.	2,500	196,900
*	Cerus Corp.	600	4,056
*	Charles River Laboratories International, Inc.	5,620	285,608
	Chemed Corp.	1,900	76,874
*	Chiron Corp.	14,700	535,668
*	Cholestech Corp.	500	5,150
	Cigna Corp.	10,800	1,245,456

13

	CNS, Inc.	900	23,679
*	Collagenex Pharmaceuticals, Inc.	400	3,672
*	Columbia Laboratories, Inc.	200	560
*	Community Health Systems, Inc.	7,300	268,859
	Computer Programs & Systems, Inc.	900	29,772
*	Conceptus, Inc.	400	4,192
*	Conmed Corp.	2,100	61,446
*	Connetics Corp.	2,100	40,026
	Cooper Companies, Inc.	2,765	189,596
*	Corgentech, Inc.	200	508
* #	Cortex Pharmaceuticals, Inc.	200	504
*	Cotherix, Inc.	100	1,394
*	Covance, Inc.	4,500	235,350
*	Coventry Health Care, Inc.	7,805	624,400
* #	Critical Therapeutics, Inc.	800	4,896
*	Criticare Systems, Inc.	100	511
*	Cross Country Healthcare, Inc.	1,900	36,860
*	CryoLife, Inc.	700	5,460
*	Cubist Pharmaceuticals, Inc.	3,400	61,438
*	CuraGen Corp.	3,300	14,421
*	Curis, Inc.	700	3,178
* #	CV Therapeutics, Inc.	2,700	73,359
*	Cyberonics, Inc.	1,400	53,592
*	Cypress Bioscience, Inc.	2,100	28,896
* #	Cytogen Corp.	400	1,756
*	Cytyc Corp.	7,300	182,135
	Dade Behring Holdings, Inc.	6,600	241,494
	Datascope Corp.	1,300	42,055
*	DaVita, Inc.	6,750	309,892
* #	Dendreon Corp.	4,266	24,743
*	Dendrite International, Inc.	3,100	56,141
	Dentsply International, Inc.	6,250	331,062
*	DepoMed, Inc.	1,003	5,276
	Diagnostic Products Corp.	2,100	113,400
*	Digene Corp.	1,500	43,380
*	Dionex Corp.	1,200	63,240
*	Discovery Laboratories, Inc.	3,300	20,592
*	Diversa Corp.	2,700	12,852
*	DJ Orthopedics, Inc.	1,600	44,400
*	DOV Pharmaceutical, Inc.	1,600	24,032
* #	Durect Corp.	3,400	20,230
*	DUSA Pharmaceuticals, Inc.	600	6,450
*	Dyax Corp.	1,400	7,588
* #	Dynacq Healthcare, Inc.	500	2,480
*	Edwards Lifesciences Corp.	4,200	184,800
	Eli Lilly & Co.	70,900	3,900,918
*	Elite Pharmaceuticals, Inc.	100	275
*	Emisphere Technologies, Inc.	700	2,240
*	Encore Medical Corp.	3,100	17,143
*	Encysive Pharmaceuticals, Inc.	3,500	43,330
*	Entremed, Inc.	2,200	5,588
*	Enzo Biochem, Inc.	2,206	34,943
*	EPIX Pharmaceuticals, Inc.	1,000	8,530
*	eResearch Technology, Inc.	2,750	42,405
*	Exact Sciences Corp.	900	2,223
*	Exelixis, Inc.	4,900	36,701
*	Express Scripts, Inc.	9,600	555,456
*	First Horizon Pharmaceutical Corp.	2,600	53,742
*	Fisher Scientific International, Inc.	8,848	570,519
*	Five Star Quality Care, Inc.	400	2,996
* #	Forest Laboratories, Inc.	21,100	936,840
*	Genaissance Pharmaceuticals, Inc.	65	92
*	Gene Logic, Inc.	500	2,530
*	Genentech, Inc.	69,500	6,528,830
*	Genesis HealthCare Corp.	950	38,095
*	Gen-Probe, Inc.	3,600	163,872
*	Gentiva Health Services, Inc.	1,700	32,198
*	Genzyme Corp.	17,168	1,221,847
* #	Geron Corp.	3,600	39,060
*	Gilead Sciences, Inc.	29,600	1,272,800
*	Greatbatch, Inc.	1,700	42,500
	Guidant Corp.	17,800	1,257,392
*	Guilford Pharmaceuticals, Inc.	1,067	3,948
*	Haemonetics Corp.	1,600	71,104
*	Hanger Orthopedic Group, Inc.	1,000	8,010
*	Harvard Bioscience, Inc.	1,000	2,910
	HCA, Inc.	31,494	1,552,654
	Health Management Associates, Inc.	19,600	476,672
* #	Health Net, Inc.	8,300	382,713

14

*	HealthExtras, Inc.	2,500	51,875
*	HealthTronics Surgical Services, Inc.	2,500	27,850
	Hillenbrand Indutries, Inc.	4,000	199,080
*	Hi-Tech Pharmacal, Inc.	500	12,310
*	HMS Holdings Corp.	600	4,248
*	Hollis-Eden Pharmaceuticals, Inc.	600	4,800
*	Hologic, Inc.	1,500	72,345
	Hooper Holmes, Inc.	2,900	12,238
*	Hospira, Inc.	10,920	435,053
*	Human Genome Sciences, Inc.	9,900	127,809
*	Humana, Inc.	12,500	602,000
*	ICOS Corp.	3,500	91,455
*	ICU Medical, Inc.	1,250	37,962
*	IDEXX Laboratories, Inc.	2,300	147,292
*	IDX Systems Corp.	2,200	69,740
*	I-Flow Corp.	1,400	20,076
*	Illumina, Inc.	2,400	29,280
*	ImClone Systems, Inc.	1,200	39,264
* #	Immtech International, Inc.	500	5,680
*	Immucor, Inc.	2,837	67,152
*	ImmunoGen, Inc.	2,700	17,145
* #	Immunomedics, Inc.	1,400	2,464
*	Impax Laboratories, Inc.	2,900	32,117
	IMS Health, Inc.	15,500	421,600
*	Incyte Corp.	88	648
* #	Inovio Biomedical Corp.	100	260
*	Inspire Pharmaceuticals, Inc.	3,000	26,850
*	Integra LifeSciences Holdings	1,800	62,244
*	Intermagnetics General Corp.	2,100	61,341
* #	InterMune, Inc.	2,100	33,663
* #	Introgen Therapeutics, Inc.	1,000	5,880
*	Intuitive Surgical, Inc.	2,400	178,560
	Invacare Corp.	2,100	87,360
*	Invitrogen Corp.	4,300	364,339
*	IRIS International, Inc.	1,100	19,129
*	Isis Pharmaceuticals, Inc.	1,900	9,595
* #	Isolagen, Inc.	1,000	2,380
*	IVAX Corp.	18,025	466,847
*	IVAX Diagnostics, Inc.	700	2,730
	Johnson & Johnson	191,700	12,151,863
*	Kendle International, Inc.	700	16,940
* #	Kensey Nash Corp.	800	24,240
*	Keryx Biopharmaceuticals, Inc.	1,900	31,844
*	Kindred Healthcare, Inc.	3,000	91,800
*	Kinetic Concepts, Inc.	4,700	257,560
*	King Pharmaceuticals, Inc.	12,900	189,630
*	Kos Pharmaceuticals, Inc.	3,000	204,360
*	Kosan Biosciences, Inc.	60	441
*	K-V Pharmaceutical Co. Class A	2,450	41,797
*	Kyphon, Inc.	2,800	124,012
*	LabOne, Inc.	1,400	60,522
*	Laboratory Corp. of America Holdings	10,700	527,724
* #	Laserscope	1,600	46,800
	LCA-Vision, Inc.	1,450	59,523
*	Lexicon Genetics, Inc.	4,300	19,135
*	Lifecell Corp.	1,600	38,368
*	Lifecore Biomedical, Inc.	500	5,500
*	LifePoint Hospitals, Inc.	612	27,834
*	Ligand Pharmaceuticals, Inc. Class B	375	2,944
*	Lincare Holdings, Inc.	7,572	320,598
* #	Lipid Sciences, Inc.	800	2,912
*	Luminex Corp.	1,734	17,617
*	Magellan Health Services, Inc.	2,400	85,080
	Manor Care, Inc.	6,200	244,714
* #	Martek Biosciences Corp.	2,200	112,200
*	Matria Healthcare, Inc.	1,500	54,375
*	Matrixx Initiatives, Inc.	500	6,600
*	Maxygen, Inc.	2,000	17,780
	McKesson Corp.	23,100	1,078,077
*	Medarex, Inc.	7,600	76,380
*	MedCath Corp.	1,300	32,253
*	Medco Health Solutions, Inc.	22,330	1,100,199
*	Medical Action Industries, Inc.	500	8,560
*	Medical Staffing Network Holdings, Inc.	1,400	8,092
#	Medicis Pharmaceutical Corp. Class A	4,100	139,441
*	Medimmune, Inc.	18,222	545,384
	Medtronic, Inc.	92,900	5,295,300
*	Memry Corp.	400	1,056
	Mentor Corp.	3,100	163,060

15

	Merck & Co., Inc.	26,234	740,586
*	Merge Technologies, Inc.	1,000	18,650
	Meridian Bioscience, Inc.	900	22,950
*	Merit Medical Systems, Inc.	1,911	33,385
*	Metropolitan Health Networks, Inc.	1,500	3,825
*	MGI Pharma, Inc.	4,600	124,016
*	Micro Therapeutics, Inc.	1,800	10,512
*	Microtek Medical Holdings, Inc.	1,300	4,550
*	Millennium Pharmaceuticals, Inc.	23,600	236,236
*	Millipore Corp.	3,500	223,825
*	Molecular Devices Corp.	1,100	22,946
*	Molina Healthcare, Inc.	1,700	46,291
	Mylan Laboratories, Inc.	9,825	180,682
* #	Myogen, Inc.	1,400	28,980
*	Myriad Genetics, Inc.	1,800	35,586
*	Nabi Biopharmaceuticals	4,000	53,880
*	Nanogen, Inc.	1,400	4,732
* #	Nastech Pharmaceutical Co., Inc.	1,100	15,653
*	National Medical Health Card Systems, Inc.	500	14,095
*	Natus Medical, Inc.	600	6,348
	NDCHealth Corp.	2,600	48,906
*	Nektar Therapeutics	6,000	102,480
*	Neogen Corp.	100	1,615
*	Neopharm, Inc.	1,401	18,843
*	Neose Technologies, Inc.	100	252
*	Neurocrine Biosciences, Inc.	2,600	119,080
*	NMT Medical, Inc.	300	2,967
* #	Northfield Laboratories, Inc.	1,900	25,726
*	NovaMed, Inc.	700	4,970
*	Noven Pharmaceuticals, Inc.	1,700	28,322
*	NPS Pharmaceuticals, Inc.	1,400	13,958
*	Nutraceutical International Corp.	600	8,850
*	NuVasive, Inc.	1,100	20,922
*	Nuvelo, Inc.	2,845	26,686
*	Odyssey Healthcare, Inc.	2,550	42,585
	Omnicare, Inc.	8,400	441,420
*	Omnicell, Inc.	1,000	9,050
*	Onyx Pharmaceuticals, Inc.	100	1,992
#	Option Care, Inc.	2,250	30,420
*	OraSure Technologies, Inc.	2,900	26,883
*	Orchid Cellmark, Inc.	1,300	11,700
*	Orthologic Corp.	1,200	5,064
*	OSI Pharmaceuticals, Inc.	3,600	118,080
	Owens & Minor, Inc.	2,500	71,650
* #	Oxigene, Inc.	600	3,024
*	PacifiCare Health Systems, Inc.	6,500	489,970
*	Pain Therapeutics, Inc.	2,800	17,220
* #	PainCare Holdings, Inc.	2,100	8,379
*	Palomar Medical Technologies, Inc.	1,000	24,210
* #	Panacos Pharmaceuticals, Inc.	800	7,320
*	Par Pharmaceutical Companies, Inc.	2,500	60,425
*	Parexel International Corp.	1,800	34,884
*	Patterson Companies, Inc.	8,300	332,498
*	PDI, Inc.	800	11,216
*	Pediatrix Medical Group, Inc.	1,900	140,847
*	Penwest Pharmaceuticals Co.	1,500	21,945
	PerkinElmer, Inc.	9,000	186,300
	Perrigo Co.	6,567	94,105
*	Per-Se Technologies, Inc.	2,100	40,488
	Pfizer, Inc.	489,880	12,477,244
*	Pharmaceutical Products Development Service, Inc.	3,700	208,199
*	Pharmion Corp.	1,900	47,215
	PolyMedica Corp.	1,700	60,775
*	Possis Medical, Inc.	700	9,121
*	Pozen, Inc.	800	7,136
*	Priority Healthcare Corp.	2,100	58,569
*	Progenics Pharmaceuticals, Inc.	1,500	35,370
*	Protein Design Labs, Inc.	7,100	189,854
*	PSS World Medical, Inc.	4,400	63,756
*	Psychiatric Solutions, Inc.	1,500	71,700
	Quest Diagnostics, Inc.	14,800	739,704
*	Quidel Corp.	1,000	8,140
*	Quigley Corp.	500	4,625
*	Quinton Cardiology Systems, Inc.	500	4,110
*	Radiation Therapy Services, Inc.	1,100	29,546
*	Radiologix, Inc.	400	1,620
*	Regeneration Technologies, Inc.	1,500	13,875
*	Regeneron Pharmaceuticals, Inc.	4,000	29,880
*	RegeneRx Biopharmaceuticals, Inc.	600	2,070

16

*	RehabCare Group, Inc.	1,300	29,211
*	Renal Care Group, Inc.	4,150	195,424
*	Renovis, Inc.	1,400	18,564
*	Repligen Corp.	1,300	5,083
*	Res-Care, Inc.	500	7,525
*	ResMed, Inc.	2,500	180,850
*	Respironics, Inc.	5,250	205,590
*	Rigel Pharmaceuticals, Inc.	1,500	30,195
* #	Rita Medical Systems, Inc.	1,000	3,540
*	Sangamo BioSciences, Inc.	800	3,400
*	Santarus, Inc.	400	2,292
*	Savient Pharmaceuticals, Inc.	2,400	9,696
*	Schein (Henry), Inc.	6,400	266,816
	Schering-Plough Corp.	106,900	2,288,729
*	SciClone Pharmaceuticals, Inc.	2,100	10,794
*	Seattle Genetics, Inc.	1,800	10,566
*	Senomyx, Inc.	1,000	17,450
*	Sepracor, Inc.	6,000	301,200
*	Serologicals Corp.	2,400	57,096
*	SFBC International, Inc.	1,450	58,972
*	Sierra Health Services, Inc.	2,100	141,330
* #	Sirna Therapeutics, Inc.	1,300	5,278
*	SonoSite, Inc.	1,500	53,700
* #	Sonus Pharmaceuticals, Inc.	500	2,490
*	Specialty Laboratories, Inc.	400	4,448
*	Spectranetics Corp.	500	4,430
* #	Spectrum Pharmaceuticals, Inc.	500	2,420
*	St. Jude Medical, Inc.	23,300	1,069,470
	Steris Corp.	5,300	132,182
*	Strategic Diagnostics, Inc.	500	1,880
	Stryker Corp.	31,300	1,707,415
* #	Sunrise Senior Living, Inc.	1,100	65,329
*	SuperGen, Inc.	1,600	10,816
* #	SurModics, Inc.	1,200	44,568
*	Sybron Dental Specialties, Inc.	2,400	93,048
*	Symbion, Inc.	1,000	26,770
*	Tanox, Inc.	3,200	42,208
*	Techne Corp.	2,633	150,002
*	Telik, Inc.	2,700	41,310
*	Tenet Healthcare Corp.	37,200	453,096
*	The Medicines Co.	2,600	57,512
*	Theragenics Corp.	667	2,068
*	Thermo Electron Corp.	12,000	334,800
*	Thoratec Corp.	3,400	55,658
* #	Titan Pharmaceuticals, Inc.	400	760
*	Triad Hospitals, Inc.	6,400	308,096
*	Trimeris, Inc.	1,200	13,788
*	TriPath Imaging, Inc.	1,500	11,895
*	TriZetto Group, Inc.	2,400	37,656
*	U.S. Physical Therapy, Inc.	500	9,440
*	United Surgical Partners International, Inc.	3,100	118,761
*	United Therapeutics Corp.	1,400	98,294
	UnitedHealth Group, Inc.	106,364	5,477,746
	Universal Health Services, Inc.	4,400	224,884
*	Urologix, Inc.	800	3,560
	Valeant Pharmaceuticals International	5,700	113,886
*	Varian Medical Systems, Inc.	8,900	354,398
*	Varian, Inc.	2,400	85,440
* #	Vascular Solutions, Inc.	500	5,100
*	Vaxgen, Inc.	1,000	14,250
*	VCA Antech, Inc.	5,500	131,945
*	Ventana Medical Systems, Inc.	2,400	97,176
*	Ventiv Health, Inc.	1,800	40,860
*	Vertex Pharmaceuticals, Inc.	4,800	88,320
*	Viasys Healthcare, Inc.	1,262	33,986
*	Vicuron Pharmaceuticals, Inc.	3,400	97,954
*	Virbac Corp.	100	385
*	Virologic, Inc.	7,740	18,886
*	ViroPharma, Inc.	900	15,156
*	VistaCare, Inc.	700	12,026
*	Vital Images, Inc.	600	11,712
	Vital Signs, Inc.	1,000	44,970
*	Vivus, Inc.	1,700	6,392
*	Waters Corp.	7,400	336,478
*	Watson Pharmaceuticals, Inc.	7,900	272,392
*	WebMD Corp.	25,400	278,384
*	WellChoice, Inc.	6,500	462,150
*	WellPoint, Inc.	49,290	3,659,783
	West Pharmaceutical Services, Inc.	2,000	56,700

17

*	Wright Medical Group, Inc.	2,400	58,008
	Wyeth	90,400	4,139,416
*	Zimmer Holdings, Inc.	17,000	1,396,890
*	Zoll Medical Corp.	300	8,001
*	Zymogenetics, Inc.	3,400	57,256
Total Health Care (Cost $105,363,323)			128,319,790
Consumer Discretionary — (13.4%)
* #	1-800 CONTACTS, Inc.	800	14,256
*	1-800-FLOWERS.COM, Inc.	2,066	14,359
*	4Kids Entertainment, Inc.	1,000	17,220
*	99 Cents Only Stores	4,400	46,420
*	A.C. Moore Arts & Crafts, Inc.	1,395	31,750
	Aaron Rents, Inc.	2,800	62,020
	Abercrombie & Fitch Co.	6,200	344,782
*	Acme Communications, Inc.	400	1,540
#	Action Performance Companies, Inc.	400	5,064
* #	Advance Auto Parts, Inc.	4,600	280,278
*	Advanced Marketing Services, Inc.	700	3,570
	Advo, Inc.	2,050	67,117
*	Aeropostale, Inc.	3,200	81,728
	AFC Enterprises, Inc.	1,700	22,559
*	Aftermarket Technology Corp.	1,400	24,080
	Aldila, Inc.	200	4,974
* #	Alliance Gaming Corp.	3,300	39,600
*	Alloy, Inc.	1,000	5,060
* #	Amazon.com, Inc.	24,600	1,050,420
	Ambassadors Group, Inc.	700	32,634
	American Axle & Manufacturing Holdings, Inc.	3,500	90,860
	American Eagle Outfitters, Inc.	10,900	312,067
	American Greetings Corp. Class A	4,500	114,255
*	America’s Car-Mart, Inc.	1,050	21,493
	Ameristar Casinos, Inc.	3,400	78,098
*	AnnTaylor Stores Corp.	5,375	137,600
*	Apollo Group, Inc. Class A	9,850	774,801
	Applebees International, Inc.	5,400	119,394
*	Applica, Inc.	300	606
	Arbitron, Inc.	2,000	84,000
	Arctic Cat, Inc.	800	17,256
*	Argosy Gaming Corp.	1,500	69,990
	ArvinMeritor, Inc.	400	7,420
*	Asbury Automotive Group, Inc.	1,600	27,296
*	Ashworth, Inc.	600	4,950
*	Audiovox Corp. Class A	800	14,464
*	AutoNation, Inc.	18,700	389,147
*	Autozone, Inc.	5,100	481,950
* #	Avatar Holdings, Inc.	100	5,374
*	Aztar Corp.	2,400	80,160
*	Bally Total Fitness Holding Corp.	1,500	5,385
	Bandag, Inc.	400	17,320
*	Barnes & Noble, Inc.	5,200	196,404
*	Barry (R.G.) Corp.	100	625
*	Beasley Broadcast Group, Inc.	405	5,905
	Beazer Homes USA, Inc.	3,200	199,808
	Bebe Stores, Inc.	6,400	150,528
*	Bed Bath and Beyond, Inc.	18,100	733,955
	Belo Corp. Class A	6,000	147,360
	Best Buy Co., Inc.	35,900	1,710,994
*	Big Lots, Inc.	7,400	87,394
*	BJ’s Restaurants, Inc.	1,400	29,806
	Black & Decker Corp.	6,000	511,800
	Blair Corp.	60	2,400
	Blockbuster, Inc. Class B	4,800	30,240
*	Blount International, Inc.	1,700	30,600
*	Bluegreen Corp.	1,700	29,988
	Blyth, Inc.	2,600	64,610
	Bob Evans Farms, Inc.	1,100	26,609
*	Bombay Co., Inc.	1,100	5,236
	Bon-Ton Stores, Inc.	600	12,162
	Borders Group, Inc.	4,700	107,301
	BorgWarner, Inc.	4,300	251,378
	Boyd Gaming Corp.	6,300	293,139
*	Boyds Collection, Ltd.	2,100	1,995
*	Brinker International, Inc.	6,500	241,475
*	Brookstone, Inc.	1,125	22,207
	Brown Shoe Company, Inc.	1,400	50,120
#	Brunswick Corp.	7,800	343,200
	Buckle, Inc.	300	11,778

18

	Building Materials Holding Corp.	1,000	93,480
	Burlington Coat Factory Warehouse Corp.	3,300	126,588
*	Cablevision Systems New York Group Class A	13,600	424,320
*	Cache, Inc.	1,165	19,933
*	California Pizza Kitchen, Inc.	1,200	35,508
	Callaway Golf Co.	2,800	41,748
*	Capital Pacific Holdings, Inc.	100	682
* #	Career Education Corp.	6,200	243,040
*	CarMax, Inc.	6,799	216,616
	Carmike Cinemas, Inc.	900	26,910
*	Carter’s, Inc.	2,000	108,820
*	Casual Male Retail Group, Inc.	1,900	13,509
	Catalina Marketing Corp.	3,200	76,608
	Cato Corp. Class A	1,650	32,010
*	Cavalier Homes, Inc.	600	3,552
*	Cavco Industries, Inc.	300	10,059
	CBRL Group, Inc.	3,300	119,328
*	CEC Entertainment, Inc.	2,300	78,867
	Centex Corp.	9,600	650,400
*	Champion Enterprises, Inc.	3,500	46,655
*	Champps Entertainment, Inc.	300	2,331
#	Charles and Colvard, Ltd.	840	16,111
*	Charlotte Russe Holding, Inc.	1,400	19,222
* #	Charming Shoppes, Inc.	8,350	100,868
* #	Charter Communications, Inc.	2,425	3,613
*	Checkers Drive-In Restaurants, Inc.	500	7,315
*	Cheesecake Factory, Inc.	5,100	161,517
*	Chicos FAS, Inc.	11,600	402,636
	Choice Hotels International, Inc.	2,000	122,780
	Christopher & Banks Corp.	2,250	36,157
*	Chromcraft Revington, Inc.	100	1,435
	Circuit City Stores, Inc.	10,200	172,278
*	Citadel Broadcasting Co.	6,500	87,750
	CKE Restaurants, Inc.	3,100	36,270
	Claire’s Stores, Inc.	6,600	154,968
	Clear Channel Communications, Inc.	14,199	472,827
*	Coach, Inc.	24,900	826,431
	Coachmen Industries, Inc.	500	6,735
*	Coldwater Creek, Inc.	3,530	108,194
	Collegiate Pacific, Inc.	200	2,456
*	Columbia Sportswear Co.	3,000	139,200
*	Comcast Corp. Class A	112,274	3,452,425
*	Comcast Corp. Special Class A Non-Voting	67,500	2,037,150
*	Conn’s, Inc.	600	15,018
	Cooper Tire & Rubber Co.	2,400	40,560
*	Corinthian Colleges, Inc.	5,800	73,544
*	Cost Plus, Inc.	1,600	34,416
*	Cox Radio, Inc.	2,000	30,980
*	Crown Media Holdings, Inc.	3,800	41,686
*	CSK Auto Corp.	2,700	45,225
	CSS Industries, Inc.	150	5,415
*	Culp, Inc.	400	1,840
*	Cumulus Media, Inc. Class A	2,700	34,479
	Cutter & Buck, Inc.	300	4,140
	Dana Corp.	8,700	117,102
#	Darden Restaurants, Inc.	11,050	347,080
	Deb Shops, Inc.	100	2,422
* #	Deckers Outdoor Corp.	100	2,330
	Delphi Corp.	24,500	135,975
*	Department 56, Inc.	500	6,495
*	DeVry, Inc.	4,900	90,503
#	Dillards, Inc. Class A	5,200	117,052
*	Discovery Holding Co. Class A	19,702	298,288
*	Discovery Holding Co. Class B	190	3,006
	Disney (Walt) Co.	152,300	3,836,437
*	Dixie Group, Inc.	690	11,675
	Dollar General Corp.	22,500	428,850
*	Dollar Tree Stores, Inc.	7,600	173,052
	Dover Downs Gaming & Entertainment, Inc.	400	5,328
	Dow Jones & Co., Inc.	2,700	110,295
*	DreamWorks Animation SKG, Inc.	2,400	62,448
*	Drew Industries, Inc.	800	35,880
*	drugstore.com, Inc.	6,600	26,334
#	Eastman Kodak Co.	18,900	460,593
*	eBay, Inc.	78,900	3,194,661
	EchoStar Communications Corp. Class A	9,700	290,321
*	Education Management Corp.	4,900	165,963
*	Electronics Boutique Holdings Corp.	1,500	96,150
*	EMAK Worldwide, Inc.	100	910

19

*	Emerson Radio Corp.	1,400	4,830
*	Emmis Communications Corp. Class A	3,300	79,068
*	Enesco Group, Inc.	500	835
*	Entercom Communications Corp.	2,900	97,005
*	Entravision Communications Corp.	2,800	22,792
	Ethan Allen Interiors, Inc.	2,200	70,884
*	Expedia, Inc.	24,836	552,849
	Family Dollar Stores, Inc.	11,400	226,632
*	Famous Dave’s of America, Inc.	100	1,210
	Federated Department Stores, Inc.	17,011	1,173,474
	Finish Line, Inc. Class A	3,700	53,354
*	Fleetwood Enterprises, Inc.	4,100	41,451
	Foot Locker, Inc.	11,900	259,896
	Ford Motor Co.	96,760	964,697
	Fortune Brands, Inc.	9,800	852,404
*	Fossil, Inc.	4,850	106,651
	Fred’s, Inc.	2,675	37,477
*	Friedmans, Inc. Class A	50	6
#	Furniture Brands International, Inc.	2,400	45,864
* #	GameStop Corp.	1,400	47,250
*	GameStop Corp. Class B	1,657	49,942
*	Gaming Partners International Corp.	100	1,907
	Gannett Co., Inc.	16,300	1,185,336
	Gap, Inc.	69,300	1,317,393
*	Gaylord Entertainment Co.	2,937	125,116
*	Gemstar-TV Guide International, Inc.	27,600	79,212
#	General Motors Corp.	16,300	557,297
*	Genesco, Inc.	1,800	71,478
	Gentex Corp.	8,400	143,808
	Genuine Parts Co.	10,900	499,438
*	Getty Images, Inc.	4,000	342,360
*	Goodyear Tire & Rubber Co.	12,700	213,360
	Goody’s Family Clothing, Inc.	100	693
	Gray Television, Inc.	2,000	24,600
*	Group 1 Automotive, Inc.	1,400	41,440
*	GSI Commerce, Inc.	2,300	41,423
	Gtech Holdings, Inc.	7,800	222,924
*	Guess, Inc.	2,900	62,727
* #	Guitar Center, Inc.	1,600	91,840
*	Gymboree Corp.	2,300	35,351
	H&R Block, Inc.	20,800	560,560
	Handleman Co.	900	12,591
	Harley-Davidson, Inc.	20,800	1,024,608
	Harman International Industries, Inc.	5,300	548,020
	Harrahs Entertainment, Inc.	12,103	841,885
*	Harris Interactive, Inc.	2,323	9,757
	Harte-Hanks, Inc.	6,400	164,224
*	Hartmarx Corp.	2,100	18,648
	Hasbro, Inc.	14,200	293,940
	Haverty Furniture Co., Inc.	200	2,492
*	Hayes Lemmerz International, Inc.	600	3,960
	Hearst-Argyle Television, Inc.	3,400	88,298
*	Hibbett Sporting Goods, Inc.	1,325	44,573
	Hilton Hotels Corp.	29,100	674,247
	Hollinger International, Inc. Class A	4,600	46,736
*	Hollywood Media Corp.	600	2,544
	Home Depot, Inc.	154,900	6,245,568
	Horton (D.R.), Inc.	23,489	867,214
*	Hot Topic, Inc.	2,425	37,587
*	Hovnanian Enterprises, Inc. Class A	3,500	210,525
*	IAC/InterActiveCorp	24,836	609,724
*	Iconix Brand Group, Inc.	1,700	16,354
	IHOP Corp.	1,200	48,192
*	IMPCO Technologies, Inc.	1,000	6,590
*	Insight Communications Co., Inc.	1,572	18,267
*	Insight Enterprises, Inc.	3,100	58,373
	Interactive Data Corp.	7,000	160,230
*	Interface, Inc. Class A	3,200	32,480
	International Game Technology	21,800	604,296
	International Speedway Corp. Class A	2,400	134,568
*	Interpublic Group of Companies, Inc.	29,700	360,261
*	INVESTools, Inc.	1,000	4,150
*	Isle of Capri Casinos, Inc.	2,100	46,179
*	ITT Educational Services, Inc.	3,000	152,520
*	J. Jill Group, Inc.	950	16,834
*	Jack in the Box, Inc.	2,600	91,702
*	Jakks Pacific, Inc.	1,400	23,254
*	Jameson Inns, Inc.	900	2,151
*	Jarden Corp.	3,675	145,861

20

*	Jo-Ann Stores, Inc.	1,200	25,800
	Johnson Controls, Inc.	13,700	821,726
*	Johnson Outdoors, Inc.	100	1,678
	Jones Apparel Group, Inc.	8,400	236,712
* #	Jos. A. Bank Clothiers, Inc.	925	36,584
*	Journal Register Co.	3,000	56,250
*	K2, Inc.	2,660	33,117
	KB Home	6,900	511,704
	Kellwood Co.	800	19,584
	Kenneth Cole Productions, Inc. Class A	700	20,055
*	Keystone Automotive Industries, Inc.	1,200	36,264
	Kimball International, Inc. Class B	500	6,320
*	Kirkland’s, Inc.	700	6,545
	Knight-Ridder, Inc.	5,200	333,216
*	Kohl’s Corp.	23,200	1,216,840
*	Krispy Kreme Doughnuts, Inc.	3,450	23,977
	K-Swiss, Inc. Class A	1,800	55,152
*	La Quinta Corp.	14,500	122,525
* #	Lakes Entertainment, Inc.	100	1,246
*	Lamar Advertising Co.	6,800	273,496
	Landry’s Restaurants, Inc.	1,100	32,153
*	Laureate Education, Inc.	3,900	163,215
#	La-Z-Boy, Inc.	1,600	23,024
	Lear Corp.	3,900	147,030
	Lee Enterprises, Inc.	2,700	117,180
	Leggett & Platt, Inc.	12,400	300,204
	Lennar Corp. Class A	9,200	571,320
	Lennar Corp. Class B	2,360	135,936
	Levitt Corp. Class A	1,400	34,874
	Libbey, Inc.	600	10,566
	Liberty Corp.	1,000	47,990
*	Liberty Global, Inc. Class A	9,363	475,172
*	Liberty Global, Inc. Class B	95	4,972
*	Liberty Media Corp. Class A	210,625	1,750,294
*	Liberty Media Corp. Class B	1,900	16,207
	Lifetime Brands, Inc.	500	11,055
	Limited Brands, Inc.	24,060	528,839
*	Lin TV Corp.	1,400	21,154
*	Linens ‘n Things, Inc.	2,000	47,200
	Lithia Motors, Inc. Class A	600	17,814
	Liz Claiborne, Inc.	8,900	365,167
*	LKG Corp.	1,200	37,536
*	Lodgenet Entertainment Corp.	900	13,590
*	Lodgian, Inc.	100	1,047
	Lone Star Steakhouse & Saloon, Inc.	900	23,751
	Lowe’s Companies, Inc.	56,400	3,627,084
*	Luby’s, Inc.	1,700	22,338
	M/I Homes, Inc.	1,300	73,255
*	Main Street Restaurant Group, Inc.	200	1,126
* #	Manning (Greg) Auctions, Inc.	1,600	23,920
*	MarineMax, Inc.	1,200	34,092
	Marriott International, Inc. Class A	15,600	986,076
* #	Martha Stewart Living Omnimedia, Inc.	1,500	48,450
*	Marvel Enterprises, Inc.	7,100	136,675
	Mattel, Inc.	24,500	441,735
	Matthews International Corp. Class A	2,000	80,000
#	Maytag Corp.	2,500	47,250
	McDonald’s Corp.	82,500	2,677,125
	McGraw-Hill Companies, Inc.	21,400	1,031,908
	MDC Holdings, Inc.	3,303	252,283
	Media General, Inc. Class A	1,200	78,948
*	Mediacom Communications Corp.	6,700	48,910
	Meredith Corp.	3,100	152,210
*	Meritage Homes Corp.	2,000	156,580
*	Mestek, Inc.	100	1,190
*	MGM Mirage	20,900	883,234
	Michaels Stores, Inc.	9,000	326,700
*	Midas, Inc.	1,000	21,100
*	Mikohn Gaming Corp.	1,300	14,950
	Modine Manufacturing Co.	2,000	70,320
*	Mohawk Industries, Inc.	5,454	465,663
	Monaco Coach Corp.	1,300	19,981
	Movado Group, Inc.	2,200	42,878
	Movie Gallery, Inc.	3,150	56,668
*	MTR Gaming Group, Inc.	1,800	16,632
* #	Multimedia Games, Inc.	1,700	17,153
*	National RV Holdings, Inc.	300	1,803
#	Nautilus Group, Inc.	2,200	56,606
* #	Navarre Corp.	700	4,977

21

*	Navigant International, Inc.	500	6,025
	Neiman-Marcus Group, Inc.	1,300	128,310
	Nelson (Thomas), Inc.	1,200	24,648
* #	Netflix, Inc.	1,200	25,872
*	Nevada Gold & Casinos, Inc.	600	6,474
*	New Frontier Media, Inc.	300	2,178
	Newell Rubbermaid, Inc.	14,800	346,764
	News Corp. Class A	155,028	2,513,004
	News Corp., Inc. Class B When Issued	71,400	1,220,226
	NIKE, Inc. Class B	13,900	1,096,849
	Noble International, Ltd.	400	9,356
#	Nordstrom, Inc.	18,400	617,872
*	NTN Communications, Inc.	500	800
*	Nutri/System, Inc.	1,900	41,629
* #	NVR, Inc.	400	354,000
	Oakley, Inc.	4,500	78,705
*	O’Charleys, Inc.	900	14,751
*	Office Depot, Inc.	22,850	685,500
	OfficeMax, Inc.	6,200	183,210
	Omnicom Group, Inc.	13,100	1,053,764
*	O’Reilly Automotive, Inc.	8,176	225,412
#	Orleans Homebuilders, Inc.	1,300	29,471
	Outback Steakhouse, Inc.	5,100	212,211
* #	Overstock.com, Inc.	1,100	44,374
	Oxford Industries, Inc.	1,200	55,980
* #	P.F. Chang’s China Bistro, Inc.	1,600	81,888
*	Pacific Sunwear of California, Inc.	4,900	117,012
* #	Palm Harbor Homes, Inc.	1,900	35,093
*	Panera Bread Co.	1,900	105,906
*	Pantry, Inc.	1,400	50,246
* #	Papa John’s International, Inc.	900	43,038
*	Party City Corp.	1,000	13,010
*	Payless ShoeSource, Inc.	4,600	85,284
*	Pegasus Communications Corp.	1,000	3,350
*	Penn National Gaming, Inc.	5,300	180,624
	Penney (J.C.) Co., Inc.	19,600	953,148
*	Perry Ellis International, Inc.	600	15,750
*	Petco Animal Supplies, Inc.	3,300	72,996
*	PetMed Express, Inc.	700	7,315
	PETsMART, Inc.	10,000	257,700
	Phillips-Van Heusen Corp.	2,900	97,121
	Pier 1 Imports, Inc.	4,300	53,535
*	Pinnacle Entertainment, Inc.	2,400	47,856
*	Pixar, Inc.	8,264	362,790
*	Playboy Enterprises, Inc. Class B	2,000	27,120
	Polaris Industries, Inc.	2,700	142,236
	Polo Ralph Lauren Corp.	4,600	227,930
*	Pomeroy IT Solutions, Inc.	100	1,291
#	Pre-Paid Legal Services, Inc.	1,000	40,490
* #	Priceline.com, Inc.	2,400	51,576
*	PRIMEDIA, Inc.	10,900	45,344
*	Princeton Review, Inc.	700	4,214
*	Proliance International, Inc.	400	2,268
*	ProQuest Co.	2,200	79,134
*	Provide Commerce, Inc.	900	22,968
	Pulte Homes, Inc.	9,900	853,380
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	3,500	16,310
*	Quiksilver, Inc.	9,200	140,300
*	R.H. Donnelley Corp.	2,000	128,580
*	Radio One, Inc. Class A	600	8,448
*	Radio One, Inc. Class D	3,600	50,328
	RadioShack Corp.	10,100	253,106
*	Rare Hospitality International, Inc.	2,400	64,176
	Raytech Corp.	1,000	1,280
*	RC2 Corp.	1,600	62,160
	Reader’s Digest Association, Inc.	6,622	107,674
*	Red Robin Gourmet Burgers, Inc.	1,100	52,888
*	RedEnvelope, Inc.	300	3,030
	Reebok International, Ltd.	4,300	242,090
*	Regent Communications, Inc.	2,353	13,271
	Regis Corp.	3,300	135,135
*	Rent-A-Center, Inc.	5,350	108,070
*	Rentrak Corp.	500	4,675
*	Rent-Way, Inc.	1,600	11,840
*	Restoration Hardware, Inc.	2,200	15,708
* #	Retail Ventures, Inc.	2,600	29,692
*	Rex Stores Corp.	500	7,705
	Ross Stores, Inc.	10,300	256,264
*	Rubio’s Restaurants, Inc.	300	2,832

22

	Ruby Tuesday, Inc.	4,600	101,660
	Russ Berrie & Co., Inc.	800	13,400
	Russell Corp.	1,600	29,104
*	Ryan’s Restaurant Group, Inc.	1,850	23,698
	Ryland Group, Inc.	3,700	267,732
*	Saga Communications, Inc. Class A	1,225	17,787
	Saks, Inc.	9,500	206,245
*	Salem Communications Corp.	1,400	25,970
*	Scholastic Corp.	2,800	102,116
*	Scientific Games Corp.	5,300	159,742
	SCP Pool Corp.	3,650	133,590
	Scripps (E.W.) Co.	9,700	485,000
*	Sears Holdings Corp.	7,338	996,941
*	Select Comfort Corp.	2,200	42,526
	Service Corp. International	22,100	187,629
* #	Sharper Image Corp.	968	13,010
	Sherwin-Williams Co.	8,700	403,332
*	Shiloh Industries, Inc.	1,000	13,360
*	Shoe Carnival, Inc.	500	8,180
*	ShopKo Stores, Inc.	1,200	29,844
* #	Shuffle Master, Inc.	1,925	47,066
	Sinclair Broadcast Group, Inc. Class A	3,200	30,048
* #	Six Flags, Inc.	4,700	33,605
*	Skechers U.S.A., Inc. Class A	1,500	25,050
* #	Smith & Wesson Holding Corp.	1,100	5,775
	Snap-On, Inc.	3,700	131,350
	Sonic Automotive, Inc.	1,200	28,140
*	Sonic Corp.	3,725	113,948
*	Sotheby’s Holdings, Inc. Class A	2,600	45,214
*	Source Interlink Companies, Inc.	2,600	31,980
*	Spanish Broadcasting System, Inc.	200	1,544
	Spartan Motors, Inc.	400	4,520
	Speedway Motorsports, Inc.	3,200	120,384
*	Sportsman’s Guide, Inc.	600	15,078
*	Stage Stores, Inc.	1,750	48,667
*	Stamps.com, Inc.	1,550	26,892
	Standard Motor Products, Inc.	100	1,035
	Standard Pacific Corp.	5,400	237,222
	Stanley Furniture, Inc.	200	5,362
	Staples, Inc.	53,750	1,180,350
*	Starbucks Corp.	23,500	1,152,440
	Starwood Hotels & Resorts Worldwide, Inc.	13,000	757,900
	Station Casinos, Inc.	5,100	340,782
*	Steak n Shake Co.	2,100	41,076
	Stein Mart, Inc.	3,000	73,380
*	Steinway Musical Instruments, Inc.	200	5,530
*	Steven Madden, Ltd.	900	21,105
	Stewart Enterprises, Inc.	5,800	40,252
*	Stoneridge, Inc.	1,600	15,376
	Strayer Education, Inc.	1,100	111,012
	Stride Rite Corp.	2,200	28,380
	Sturm Ruger & Co., Inc.	600	5,718
*	Sunterra Corp.	300	3,795
#	Superior Industries International, Inc.	848	18,868
*	Tag-It Pacific, Inc.	700	630
	Talbots, Inc.	3,558	109,231
	Target Corp.	64,700	3,477,625
* #	Tarrant Apparel Group	870	3,028
*	TBC Corp.	1,600	42,640
#	Technical Olympic USA, Inc.	3,800	110,808
*	Tempur-Pedic International, Inc.	2,400	38,568
*	Tenneco Automotive, Inc.	3,000	54,390
*	The Children’s Place Retail Stores, Inc.	1,900	77,729
*	The DIRECTV Group, Inc.	105,200	1,673,732
*	The Dress Barn, Inc.	1,900	45,600
	The Marcus Corp.	1,200	23,136
	The McClatchey Co.	1,900	125,780
*	The Mens Warehouse, Inc.	3,850	117,348
	The Neiman Marcus Group, Inc.	1,800	178,020
	The New York Times Co. Class A	6,100	194,773
	The Pep Boys - Manny, Moe & Jack	2,600	33,956
*	The Sports Authority, Inc.	1,696	54,781
	The Stanley Works	5,500	251,625
	The TJX Companies, Inc.	33,800	706,758
	Thor Industries, Inc.	4,000	132,800
	Tiffany & Co.	10,300	385,426
*	Timberland Co. Class A	4,000	131,960
	Time Warner, Inc.	345,700	6,194,944
* #	TiVo, Inc.	4,500	23,175

23

* #	Toll Brothers, Inc.	11,300	542,965
*	Too, Inc.	2,100	55,986
*	Tractor Supply Co.	2,400	123,504
*	Trans World Entertainment Corp.	1,530	11,414
#	Triarc Companies, Inc. Class A	1,500	24,555
	Triarc Companies, Inc. Class B	2,000	30,000
	Tribune Co.	25,000	939,250
*	TRW Automotive Holdings Corp.	7,900	231,865
	Tuesday Morning Corp.	2,500	72,350
	Tupperware Corp.	2,600	56,992
*	Unifi, Inc.	1,300	5,395
	Unifirst Corp.	800	31,432
	United Auto Group, Inc.	1,800	60,750
*	Universal Electronics, Inc.	800	13,936
*	Universal Technical Institute, Inc.	1,300	41,613
*	Univision Communications, Inc. Class A	19,405	521,994
*	Urban Outfitters, Inc.	5,300	294,998
	V.F. Corp.	8,100	480,411
*	Vail Resorts, Inc.	2,300	66,010
*	Valassis Communications, Inc.	3,200	126,176
*	ValueVision Media, Inc. Class A	2,867	37,988
* #	Varsity Group, Inc.	200	1,124
* #	Vertrue, Inc.	500	17,265
	Viacom, Inc. Class A	7,000	238,560
	Viacom, Inc. Class B	117,700	4,000,623
	Visteon Corp.	6,600	65,208
*	Warnaco Group, Inc.	2,400	60,000
	Washington Post Co.	100	83,200
*	WCI Communities, Inc.	2,500	75,425
*	Weight Watchers International, Inc.	6,500	367,965
	Wendy’s International, Inc.	8,300	391,262
*	West Marine, Inc.	1,300	24,206
	Westwood One, Inc.	6,600	134,178
* #	Wet Seal, Inc. Class A	1,300	6,643
	Whirlpool Corp.	4,200	319,410
* #	Whitehall Jewelers, Inc.	458	2,679
	Wiley (John) & Sons, Inc. Class A	3,700	161,505
*	William Lyon Homes, Inc.	1,000	150,150
*	Williams-Sonoma, Inc.	7,500	301,875
*	Wilsons The Leather Experts, Inc.	3,100	19,902
	Winnebago Industries, Inc.	2,500	76,175
*	WMS Industries, Inc.	2,000	57,920
	Wolverine World Wide, Inc.	4,150	87,440
	World Wrestling Federation Entertainment, Inc.	1,100	13,893
*	Worldwide Restaurant Concepts, Inc.	900	6,003
*	XM Satellite Radio Holdings, Inc.	15,500	546,375
	Yankee Candle Co., Inc.	2,900	79,663
	Yum! Brands, Inc.	21,100	999,718
Total Consumer Discretionary (Cost $104,506,100)			125,050,911
Industrials — (10.0%)
*	3-D Systems Corp.	200	4,500
	3M Co.	33,400	2,376,410
*	AAR Corp.	1,900	33,440
	ABM Industries, Inc.	2,800	55,524
*	ABX Air, Inc.	600	4,890
*	Acco Brands Corp.	2,138	55,802
	Aceto Corp.	1,500	11,025
* #	Active Power, Inc.	1,600	5,536
*	Actuant Corp.	1,800	76,320
	Acuity Brands, Inc.	2,300	67,919
	Adesa, Inc.	6,700	152,760
	Administaff, Inc.	1,600	57,552
*	AGCO Corp.	6,500	133,445
*	Airtran Holdings, Inc.	5,600	57,848
*	Alaska Air Group, Inc.	700	23,604
	Albany International Corp. Class A	2,000	72,040
	Alexander & Baldwin, Inc.	2,800	146,748
*	Allegheny Corp.	108	32,157
*	Alliant Techsystems, Inc.	2,650	203,865
*	Allied Defense Group, Inc.	200	4,540
*	Allied Waste Industries, Inc.	24,000	191,520
*	Amerco, Inc.	1,500	89,775
* #	America West Holdings Corp. Class B	1,900	13,376
	American Ecology Corp.	1,000	19,620
	American Power Conversion Corp.	13,100	342,827
*	American Science & Engineering, Inc.	500	31,625
	American Standard Companies, Inc.	14,400	656,640

24

*	American Superconductor Corp.	2,200	22,440
	American Woodmark Corp.	1,200	45,000
	Ameron International Corp.	200	8,492
	Ametek, Inc.	5,200	209,508
*	AMR Corp.	8,600	108,274
	Apogee Enterprises, Inc.	1,800	28,908
	Applied Industrial Technologies, Inc.	750	26,933
	Applied Signal Technologies, Inc.	500	9,545
	ARAMARK Corp.	8,400	229,488
*	ARGON ST, Inc.	1,200	36,936
	Arkansas Best Corp.	1,600	53,872
*	Armor Holdings, Inc.	2,600	110,266
*	Artesyn Technologies, Inc.	1,500	13,770
*	Astec Industries, Inc.	1,360	42,228
* #	ASV, Inc.	2,400	55,656
#	Avery Dennison Corp.	6,700	358,048
*	Aviall, Inc.	2,400	81,624
	Baldor Electric Co.	1,900	46,873
	Banta Corp.	1,700	83,215
	Barnes Group, Inc.	1,400	48,300
*	BE Aerospace, Inc.	3,500	55,510
	Boeing Co.	57,300	3,840,246
	Bowne & Co., Inc.	1,500	21,300
	Brady Co. Class A	2,500	78,025
	Briggs & Stratton Corp.	3,300	121,770
	Burlington Northern Santa Fe Corp.	4,800	254,496
	C&D Technologies, Inc.	500	5,105
	C. H. Robinson Worldwide, Inc.	6,400	395,200
* #	Capstone Turbine Corp.	2,500	12,125
	Carlisle Companies, Inc.	2,100	129,822
	Cascade Corp.	1,100	49,918
*	Casella Waste Systems, Inc. Class A	1,600	21,184
#	Caterpillar, Inc.	41,600	2,308,384
*	CBIZ, Inc.	3,500	16,240
	CDI Corp.	900	24,255
*	Celadon Group, Inc.	500	10,235
	Cendant Corp.	72,576	1,476,196
	Central Parking Corp.	800	12,712
*	Cenveo, Inc.	2,900	27,956
*	Ceradyne, Inc.	1,575	49,739
*	ChoicePoint, Inc.	6,000	257,580
	Cintas Corp.	12,600	519,750
	CIRCOR International, Inc.	700	18,382
	Clarcor, Inc.	3,300	93,390
*	Clean Harbors, Inc.	900	25,110
	CNF, Inc.	3,700	186,739
*	Coinstar, Inc.	1,700	32,623
*	Columbus McKinnon Corp.	600	11,580
*	Comfort Systems USA, Inc.	1,700	13,991
*	Consolidated Graphics, Inc.	1,200	46,332
* #	Continental Airlines, Inc.	4,700	62,839
*	Copart, Inc.	6,524	161,078
*	Cornell Companies, Inc.	500	7,170
	Corporate Executive Board Co.	3,200	258,464
*	Corrections Corporation of America	2,600	102,960
*	CoStar Group, Inc.	1,100	51,436
*	Covenant Transport, Inc. Class A	499	6,272
*	CPI Aerostructures, Inc.	200	2,000
	Crane Co.	3,600	106,596
*	Cross (A.T.) Co. Class A	100	445
	CSX Corp.	14,500	636,985
	Cubic Corp.	1,200	22,140
	Cummins, Inc.	3,200	276,704
	Curtiss-Wright Corp.	900	58,104
	Danaher Corp.	22,800	1,221,168
	Deere & Co.	17,400	1,137,612
* #	Delta Air Lines, Inc.	3,000	3,480
	Deluxe Corp.	2,200	87,428
*	DHB Industries, Inc.	2,600	11,908
*	DiamondCluster International, Inc.	2,100	21,168
*	Distributed Energy Systems Corp.	1,200	8,112
*	Dollar Thrifty Automotive Group, Inc.	1,100	33,286
	Donaldson Co., Inc.	11,900	364,616
	Donnelley (R.R.) & Sons Co.	12,900	481,944
	Dover Corp.	13,900	565,730
	DRS Technologies, Inc.	2,000	102,900
*	Ducommun, Inc.	100	2,075
*	Duratek, Inc.	100	2,097
*	Dycom Industries, Inc.	3,333	59,061

25

*	Dynamex, Inc.	500	9,000
	Eaton Corp.	10,100	645,592
	EDO Corp.	1,400	39,326
*	EGL, Inc.	3,500	87,815
*	Electro Rent Corp.	1,800	24,246
	ElkCorp	1,300	46,280
*	EMCOR Group, Inc.	900	49,626
	Emerson Electric Co.	26,100	1,756,008
*	Encore Wire Corp.	1,600	22,560
* #	Energy Conversion Devices, Inc.	1,700	59,007
	Engineered Support Systems, Inc.	2,725	92,923
* #	ENGlobal Corp.	600	4,902
	Ennis, Inc.	900	15,660
*	EnPro Industries, Inc.	1,100	37,840
	Equifax, Inc.	9,700	320,488
*	ESCO Technologies, Inc.	900	93,312
*	Essex Corp.	1,200	26,508
*	Esterline Technologies Corp.	1,500	65,475
* #	Evergreen Solar, Inc.	4,100	28,905
	Expeditors International of Washington, Inc.	7,900	438,529
*	ExpressJet Holdings, Inc.	3,600	34,236
	Fastenal Co.	5,500	333,190
	Federal Signal Corp.	2,800	47,880
	FedEx Corp.	22,900	1,864,976
*	Fiberstars, Inc.	300	3,612
*	First Consulting Group, Inc.	500	2,675
*	Flanders Corp.	1,600	17,168
	Florida East Coast Industries, Inc.	2,300	99,038
*	Flowserve Corp.	4,200	155,988
	Fluor Corp.	6,700	414,797
	Forward Air Corp.	2,550	89,964
*	Frontier Airlines, Inc.	2,400	26,040
*	Frozen Food Express Industries, Inc.	700	7,490
*	FTI Consulting, Inc.	2,925	72,833
* #	FuelCell Energy, Inc.	3,300	37,587
*	Gardner Denver Machinery, Inc.	1,900	79,458
	GATX Corp.	2,700	109,431
*	Gehl Co.	750	22,748
	Gencorp, Inc.	3,800	71,630
*	General Cable Corp.	2,900	45,501
	General Dynamics Corp.	15,100	1,730,309
	General Electric Co.	705,608	23,715,485
*	Genesee & Wyoming, Inc.	1,650	48,296
*	Genlyte Group, Inc.	2,000	98,420
*	Global Power Equipment Group, Inc.	3,200	24,960
	Goodrich (B.F.) Co.	7,500	343,650
	Graco, Inc.	4,825	179,538
*	Graftech International, Ltd.	3,800	22,572
	Granite Construction, Inc.	2,900	108,112
*	Griffon Corp.	2,000	51,280
	Harland (John H.) Co.	1,900	79,705
	Harsco Corp.	2,600	152,490
*	Hawk Corp.	100	1,173
	Heartland Express, Inc.	5,169	102,966
#	Heico Corp.	600	14,430
	Heico Corp. Class A	280	5,180
*	Heidrick & Struggles International, Inc.	1,300	42,926
*	Herley Industries, Inc.	600	12,552
	Herman Miller, Inc.	5,254	157,095
*	Hexcel Corp.	2,100	40,845
	Honeywell International, Inc.	58,000	2,220,240
*	Hub Group, Inc. Class A	1,500	48,375
	Hubbell, Inc.	3,000	135,600
*	Hudson Highland Group, Inc.	1,020	25,643
	Hughes Supply, Inc.	4,300	136,095
	Hunt (J.B.) Transport Services, Inc.	11,800	213,226
*	Hurco Companies, Inc.	200	2,910
*	Huttig Building Products, Inc.	300	2,712
*	ICT Group, Inc.	400	4,780
	IDEX Corp.	3,650	158,775
*	II-VI, Inc.	2,100	37,338
	IKON Office Solutions, Inc.	6,400	64,576
	Illinois Tool Works, Inc.	19,700	1,660,316
*	Imagistics International, Inc.	800	26,760
*	Infrasource Services, Inc.	500	7,500
*	Insituform Technologies, Inc. Class A	600	12,420
	Interpool, Inc.	300	5,727
*	Intersections, Inc.	200	2,098
* #	Ionatron, Inc.	2,000	16,500

26

	ITT Industries, Inc.	7,000	763,840
*	Jacobs Engineering Group, Inc.	4,100	255,840
*	Jacuzzi Brands, Inc.	5,200	42,796
* #	JetBlue Airways Corp.	8,100	154,305
	JLG Industries, Inc.	3,800	124,602
	Joy Global, Inc.	5,650	270,070
*	Kadant, Inc.	800	15,600
	Kaman Corp. Class A	700	16,793
*	Kansas City Southern	5,700	114,627
	Kaydon Corp.	1,900	54,929
*	Keith Companies, Inc.	300	6,978
	Kelly Services, Inc. Class A	1,100	32,153
	Kennametal, Inc.	2,300	107,272
*	Kforce, Inc.	2,400	24,240
*	Kirby Corp.	1,800	84,600
	Knight Transportation, Inc.	3,625	85,876
*	Korn/Ferry International	2,600	51,532
*	KVH Industries, Inc.	400	4,076
	L-3 Communications Holdings, Inc.	9,400	769,672
*	LaBarge, Inc.	900	11,862
*	Labor Ready, Inc.	3,200	72,704
*	Ladish Co., Inc.	500	9,005
	Laidlaw International, Inc.	7,200	178,200
*	Lancer Corp.	100	1,900
	Landstar Systems, Inc.	3,700	134,384
	Lennox International, Inc.	3,700	90,243
	Lincoln Electric Holdings, Inc.	2,400	90,432
	Lindsay Manufacturer Co.	1,000	25,300
	Lockheed Martin Corp.	29,100	1,811,184
	LSI Industries, Inc.	1,225	18,792
*	Lydall, Inc.	500	4,385
*	Magnetek, Inc.	700	2,261
*	MAIR Holdings, Inc.	300	2,670
	Manpower, Inc.	6,587	296,810
	Masco Corp.	28,900	886,652
*	Mastec, Inc.	3,300	38,115
	McGrath Rentcorp.	1,286	31,700
*	Mercury Computer Systems, Inc.	1,500	39,195
* #	Microvision, Inc.	500	2,790
*	Middleby Corp.	600	39,432
* #	Midwest Air Group, Inc.	500	1,205
*	Milacron, Inc.	1,852	3,537
*	Miller Industries, Inc.	100	1,715
	Mine Safety Appliances Co.	2,600	102,440
*	Mobile Mini, Inc.	1,000	41,920
* #	Modtech Holdings, Inc.	200	1,812
*	Monster Worldwide, Inc.	7,600	237,424
*	Moog, Inc. Class A	225	7,090
	MSC Industrial Direct Co., Inc. Class A	3,400	119,000
*	MTC Technologies, Inc.	1,300	44,408
	Mueller Industries, Inc.	2,100	55,041
	NACCO Industries, Inc. Class A	300	32,685
* #	National Patent Development Corp.	100	260
*	Navigant Consulting, Inc.	3,300	63,822
*	Navistar International Corp.	4,700	150,212
*	NCI Building Systems, Inc.	1,100	41,470
*	NCO Group, Inc.	1,300	27,274
	Nordson Corp.	2,100	74,592
	Norfolk Southern Corp.	26,500	943,665
	Northrop Grumman Corp.	6,628	371,765
* #	Northwest Airlines Corp.	2,000	10,060
*	NuCo2, Inc.	900	22,536
*	Odyssey Marine Exploration, Inc.	800	3,232
*	Old Dominion Freight Line, Inc.	1,800	57,564
*	Omega Flex, Inc.	100	1,593
*	On Assignment, Inc.	400	2,772
*	Orbital Sciences Corp.	3,100	37,138
	Oshkosh Truck Corp. Class B	5,800	232,638
*	P.A.M. Transportation Services, Inc.	500	8,450
	Paccar, Inc.	13,200	925,056
	Pall Corp.	9,100	260,260
	Parker Hannifin Corp.	9,000	579,960
*	Park-Ohio Holdings Corp.	100	1,898
	Pentair, Inc.	7,700	303,996
*	Perini Corp.	1,900	36,841
*	PHH Corp.	2,958	89,450
*	Pico Holdings, Inc.	800	24,608
*	Pinnacle Airlines Corp.	100	966
	Pitney Bowes, Inc.	13,700	592,525

27

*	Plug Power, Inc.	4,471	32,951
*	Portfolio Recovery Associates, Inc.	800	31,976
*	Powell Industries, Inc.	400	8,844
*	Power-One, Inc.	5,100	24,684
	Precision Castparts Corp.	5,054	488,621
*	PRG-Schultz International, Inc.	3,900	12,753
*	Quanta Services, Inc.	4,265	51,180
	Quixote Corp.	300	6,903
*	RailAmerica, Inc.	1,700	19,618
	Raven Industries, Inc.	648	16,848
	Raytheon Co.	30,300	1,188,366
	Rebublic Services, Inc.	10,800	391,284
	Regal-Beloit Corp.	1,100	36,707
*	Republic Airways Holdings, Inc.	1,000	13,420
*	Resources Connection, Inc.	2,600	75,400
	Robbins & Myers, Inc.	700	15,351
	Robert Half International, Inc.	12,200	410,896
	Rockwell Automation, Inc.	11,900	619,276
	Rockwell Collins, Inc.	13,300	640,129
	Rollins, Inc.	4,450	87,487
	Roper Industries, Inc.	6,600	254,232
*	Rush Enterprises, Inc. Class A	700	11,193
	Ryder System, Inc.	800	28,072
	Schawk, Inc.	100	2,357
*	SCS Transportation, Inc.	750	12,038
*	Sequa Corp. Class B	100	6,900
*	Shaw Group, Inc.	6,200	130,820
	Simpson Manufacturing Co., Inc.	3,200	119,136
*	Sirva, Inc.	2,100	21,189
*	Sitel Corp.	2,114	6,236
	Skywest, Inc.	1,700	40,307
	Smith (A.O.) Corp.	400	11,256
*	SOURCECORP, Inc.	500	10,245
	Southwest Airlines Co.	61,900	824,508
*	Spherion Corp.	2,900	21,373
	SPX Corp.	4,300	195,822
*	Standard Parking Corp.	100	1,760
	Standard Register Co.	1,200	18,828
	Standex International Corp.	800	21,312
	Steelcase, Inc. Class A	4,200	61,656
*	Stericycle, Inc.	2,900	168,577
	Stewart & Stevenson Services, Inc.	1,800	43,866
	Supreme Industries, Inc.	110	982
*	Swift Transportation Co., Inc.	4,900	97,706
	Sypris Solutions, Inc.	800	9,600
*	SYS Technologies	100	378
	Tecumseh Products Co. Class A	300	7,983
*	Teledyne Technologies, Inc.	2,400	92,712
	Teleflex, Inc.	2,600	179,010
*	TeleTech Holdings, Inc.	4,800	40,704
	Tennant Co.	500	18,970
*	Terex Corp.	3,800	185,364
*	Tetra Tech, Inc.	3,700	58,349
	Textron, Inc.	9,400	670,220
	The Brink’s Co.	4,100	164,738
*	The Geo Group, Inc.	700	19,530
*	The Lamson & Sessions Co.	1,500	19,935
	The Manitowoc Co., Inc.	2,200	102,520
*	The New Dun & Bradstreet Corp.	4,400	280,148
*	Thomas & Betts Corp.	4,400	156,376
	Timken Co.	6,000	176,220
	Todd Shipyards Corp.	100	1,866
	Toro Co.	3,100	120,373
*	TRC Companies, Inc.	800	12,000
	Tredegar Industries, Inc.	1,800	22,356
*	Trex Co., Inc.	1,200	28,932
	Trinity Industries, Inc.	3,000	112,290
*	Triumph Group, Inc.	800	31,416
* #	TurboChef Technologies, Inc.	1,700	28,713
	Union Pacific Corp.	17,500	1,194,725
	United Industrial Corp.	800	27,184
	United Parcel Service, Inc.	41,300	2,927,757
*	United Rentals, Inc.	5,100	92,055
*	United Stationers, Inc.	2,300	107,870
	United Technologies Corp.	63,700	3,185,000
	Universal Forest Products, Inc.	1,400	76,202
*	UQM Technologies, Inc.	100	390
*	URS Corp.	3,500	131,880
	Valmont Industries, Inc.	1,600	46,000

28

	Viad Corp.	1,650	47,966
	Vicor Corp.	2,000	31,900
*	Volt Information Sciences, Inc.	1,000	22,700
	W.W. Grainger, Inc.	6,300	405,216
	Wabash National Corp.	1,900	39,558
	Wabtec Corp.	3,300	85,800
	Walter Industries, Inc.	2,700	118,449
*	Washington Group International, Inc.	2,000	105,680
*	Waste Connections, Inc.	3,300	116,622
	Waste Management, Inc.	34,400	943,592
*	Water Pik Technologies, Inc.	400	7,880
	Watsco, Inc. Class A	1,700	82,892
	Watson Wyatt & Co. Holdings	2,200	59,994
	Watts Water Technologies, Inc.	1,600	54,176
	Werner Enterprises, Inc.	4,641	82,842
*	WESCO International, Inc.	3,000	104,100
*	West Corp.	5,400	209,196
*	Wolverine Tube, Inc.	500	3,515
	Woodward Governor Co.	800	65,240
*	Yellow Roadway Corp.	4,444	208,201
#	York International Corp.	2,700	154,926
Total Industrials (Cost $79,414,901)			93,470,149
Consumer Staples — (9.0%)
*	7-Eleven, Inc.	7,500	212,550
	Alberto-Culver Co. Class B	6,750	289,912
	Albertson’s, Inc.	15,800	318,054
	Alliance One International, Inc.	4,400	17,600
#	Altria Group, Inc.	103,900	7,345,730
#	American Italian Pasta Co.	700	7,721
	Anheuser-Busch Companies, Inc.	51,400	2,277,534
	Archer-Daniels-Midland Co.	44,800	1,008,448
	Avon Products, Inc.	29,900	981,318
*	BJ’s Wholesale Club, Inc.	5,100	145,605
*	Boston Beer Co., Inc. Class A	700	16,450
	Brown-Forman Corp. Class B	4,200	237,846
#	Cal-Maine Foods, Inc.	1,100	7,546
	Campbell Soup Co.	27,100	796,740
	Casey’s General Stores, Inc.	3,000	60,750
* #	Central European Distribution Corp.	1,150	48,012
*	Central Garden & Pet Co.	1,400	69,356
*	Chattem, Inc.	1,300	50,362
	Chiquita Brands International, Inc.	2,200	55,440
	Church & Dwight Co., Inc.	4,950	188,892
	Clorox Co.	10,400	598,728
	Coca-Cola Co.	159,800	7,031,200
	Coca-Cola Enterprises, Inc.	34,200	764,370
	Colgate-Palmolive Co.	35,500	1,863,750
	ConAgra, Inc.	27,500	627,825
*	Constellation Brands, Inc.	16,100	443,072
	Corn Products International, Inc.	4,400	99,088
	Costco Wholesale Corp.	36,000	1,563,840
	CVS Corp.	61,700	1,812,129
*	Darling International, Inc.	3,400	12,784
*	Dean Foods Co.	10,750	397,105
*	Del Monte Foods Co.	15,500	167,555
	Delta & Pine Land Co.	2,500	64,075
	Dreyer’s Grand Ice Cream Holdings, Inc. Class A	2,600	212,602
*	Elizabeth Arden, Inc.	2,000	44,440
*	Energizer Holdings, Inc.	4,800	311,520
	Estee Lauder Companies, Inc.	9,300	375,627
	Flowers Foods, Inc.	3,912	106,524
	General Mills, Inc.	23,300	1,074,596
	Gillette Co.	52,800	2,844,336
*	Great Atlantic & Pacific Tea Co., Inc.	2,600	65,988
*	Green Mountain Coffee, Inc.	497	19,303
*	Hain Celestial Group, Inc.	1,500	28,305
	Heinz (H.J.) Co.	21,300	765,096
	Hershey Foods Corp.	12,700	750,443
*	Hines Horticulture, Inc.	100	352
	Hormel Foods Corp.	9,600	306,144
	Imperial Sugar Co. (New)	100	1,393
* #	Integrated Biopharma, Inc.	300	558
#	Inter Parfums, Inc.	1,301	24,082
*	Interstate Bakeries Corp.	1,000	11,450
	J & J Snack Foods Corp.	700	41,972
	J. M. Smucker Co.	3,676	175,419
	Kellogg Co.	27,300	1,237,509

29

	Kimberly-Clark Corp.	31,200	1,944,384
	Kraft Foods, Inc.	35,600	1,103,600
	Lancaster Colony Corp.	2,300	105,225
	Lance, Inc.	1,600	27,200
	Loews Corp. - Carolina Group	2,600	100,386
	Longs Drug Stores Corp.	2,700	114,480
*	M&F Worldwide Corp.	1,100	16,280
*	Maui Land & Pineapple Co., Inc.	100	3,418
	McCormick & Co., Inc.	8,200	278,062
*	Medifast, Inc.	300	1,233
	Molson Coors Brewing Co.	1,800	115,398
*	Monterey Pasta Co.	500	1,995
	Nash Finch Co.	1,000	42,000
*	National Beverage Corp.	400	3,068
	Nature’s Sunshine Products, Inc.	1,060	22,896
*	NBTY, Inc.	5,000	109,450
	Nu Skin Enterprises, Inc. Class A	4,700	100,298
*	Omega Protein Corp.	700	5,397
* #	Parlux Fragrances, Inc.	500	15,685
*	Pathmark Stores, Inc.	2,100	22,680
*	Peet’s Coffee & Tea, Inc.	1,000	31,270
	PepsiAmericas, Inc.	11,000	277,420
	PepsiCo, Inc.	119,100	6,532,635
*	Performance Food Group Co.	1,900	58,843
	Pilgrim’s Pride Corp.	5,300	179,670
*	Playtex Products, Inc.	3,700	40,034
	Procter & Gamble Co.	168,100	9,326,188
	Ralcorp Holdings, Inc.	2,200	97,570
#	Reliv International, Inc.	500	4,645
*	Revlon, Inc.	14,400	50,976
	Reynolds American, Inc.	9,200	772,248
*	Rite Aid Corp.	28,200	115,056
	Ruddick Corp.	2,800	65,436
	Safeway, Inc.	34,400	816,312
*	San Filippo (John B.) & Son, Inc.	212	3,837
	Sanderson Farms, Inc.	1,450	53,548
	Sara Lee Corp.	27,100	514,900
	Seaboard Corp.	100	128,400
*	Smart & Final Food, Inc.	1,000	12,590
*	Smithfield Foods, Inc.	8,600	239,510
*	Spartan Stores, Inc.	1,200	12,288
*	Spectrum Brands, Inc.	3,800	106,970
* #	Star Scientific, Inc.	197	755
	Supervalu, Inc.	8,800	306,240
	Sysco Corp.	40,792	1,361,637
*	The Kroger Co.	52,500	1,036,350
	The Topps Co., Inc.	2,400	24,624
	Tootsie Roll Industries, Inc.	2,538	80,861
*	TreeHouse Foods, Inc.	2,090	62,909
	Tyson Foods, Inc. Class A	18,500	328,930
*	United Natural Foods, Inc.	2,600	88,400
	Universal Corp.	1,000	41,620
* #	USANA Health Services, Inc.	1,200	62,400
	UST, Inc.	5,300	225,568
#	Vector Group, Ltd.	1,000	20,000
	Walgreen Co.	75,200	3,484,016
	Wal-Mart Stores, Inc.	287,948	12,946,142
	WD-40 Co.	700	20,188
	Weis Markets, Inc.	1,400	52,808
	Whole Foods Market, Inc.	4,800	620,448
* #	Wild Oats Markets, Inc.	1,900	22,971
	Wrigley (Wm.) Jr. Co.	13,400	952,070
Total Consumer Staples (Cost $78,272,986)			83,291,464
Energy — (8.6%)
	Amerada Hess Corp.	7,000	889,700
	Anadarko Petroleum Corp.	18,500	1,681,095
	Apache Corp.	26,098	1,869,139
#	Arch Coal, Inc.	4,500	288,900
*	Atlas America, Inc.	1,093	50,617
* #	ATP Oil & Gas Corp.	1,700	53,822
*	Atwood Oceanics, Inc.	1,000	75,230
	Baker Hughes, Inc.	24,000	1,410,000
	Berry Petroleum Corp. Class A	1,300	80,379
	BJ Services Co.	11,200	706,496
*	Brigham Exploration Co.	2,700	27,756
	Burlington Resources, Inc.	28,200	2,080,878
	Cabot Oil & Gas Corp.	3,550	153,324

30

*	Cal Dive International, Inc.	2,600	162,396
*	Callon Petroleum Co.	900	16,632
	CARBO Ceramics, Inc.	1,650	99,264
*	Carrizo Oil & Gas, Inc.	1,300	30,745
*	Cheniere Energy, Inc.	3,400	132,770
	Chesapeake Energy Corp.	23,300	736,513
	ChevronTexaco Corp.	135,514	8,320,560
*	Cimarex Energy Co.	5,533	236,480
*	Clayton Williams Energy, Inc.	700	26,271
*	Comstock Resources, Inc.	2,800	81,480
	ConocoPhillips	87,012	5,737,571
	CONSOL Energy, Inc.	6,600	460,020
*	Contango Oil & Gas Co.	300	3,597
*	Cooper Cameron Corp.	4,000	288,600
*	Delta Petroleum Corp.	2,500	47,225
*	Denbury Resources, Inc.	3,800	171,874
	Devon Energy Corp.	5,796	352,223
	Diamond Offshore Drilling, Inc.	9,400	555,164
*	Dril-Quip, Inc.	1,300	54,626
*	Edge Petroleum Corp.	300	5,907
#	El Paso Corp.	44,200	512,720
*	Encore Acquisition Co.	3,500	118,055
* #	Endeavour International Corp.	4,800	24,768
*	Energy Partners, Ltd.	2,600	62,400
	ENSCO International, Inc.	10,891	445,006
	EOG Resources, Inc.	17,900	1,142,557
	Exxon Mobil Corp.	437,700	26,218,230
*	FMC Technologies, Inc.	4,491	180,583
*	Forest Oil Corp.	4,500	202,275
	Frontier Oil Corp.	3,800	139,270
*	Gasco Energy, Inc.	3,000	17,310
*	Giant Industries, Inc.	1,000	49,250
*	Goodrich Petroleum Corp.	1,400	30,506
*	Grant Prideco, Inc.	10,000	368,600
*	Grey Wolf, Inc.	12,600	98,658
	Gulf Island Fabrication, Inc.	1,000	27,000
*	Gulfmark Offshore, Inc.	1,600	47,664
#	Halliburton Co.	35,200	2,181,344
*	Hanover Compressor Co.	4,200	63,504
*	Harvest Natural Resources, Inc.	2,400	24,456
	Helmerich & Payne, Inc.	3,700	219,854
	Holly Corp.	2,300	129,582
*	Houston Exploration Co.	2,000	117,800
*	Hydril Co.	1,200	82,200
* #	Infinity, Inc.	400	3,224
* #	Input/Output, Inc.	5,500	47,520
*	KCS Energy, Inc.	3,100	71,672
	Kerr-McGee Corp.	7,295	642,179
*	Key Energy Group, Inc.	8,400	117,957
* #	KFX, Inc.	3,300	52,965
	Kinder Morgan, Inc.	7,700	735,119
*	Lone Star Technologies, Inc.	1,900	105,070
	Marathon Oil Corp.	20,692	1,330,703
	MarkWest Hydrocarbon, Inc.	121	3,020
	Massey Energy Co.	5,700	289,560
*	Matrix Service Co.	1,000	7,540
* #	Maverick Tube Corp.	3,200	101,920
* #	McMoran Exploration Co.	800	14,392
*	Meridian Resource Corp.	4,500	15,615
*	Mitcham Industries, Inc.	500	4,620
	Murphy Oil Corp.	12,600	688,590
*	National-Oilwell, Inc.	13,034	836,913
*	Natural Gas Services Group	100	2,010
*	Newfield Exploration Co.	9,300	439,146
*	Newpark Resources, Inc.	6,200	55,118
	Noble Energy, Inc.	6,421	565,947
*	NS Group, Inc.	1,400	58,268
	Occidental Petroleum Corp.	28,800	2,391,264
*	Oceaneering International, Inc.	1,900	94,468
*	Offshore Logistics, Inc.	1,400	50,694
*	Oil States International, Inc.	3,600	124,776
	Overseas Shipholding Group, Inc.	2,700	165,105
*	Parallel Petroleum Corp.	2,000	25,860
*	Parker Drilling Co.	5,800	46,806
	Patterson-UTI Energy, Inc.	11,700	398,034
	Peabody Energy Corp.	9,100	652,197
	Penn Virginia Corp.	1,200	67,296
*	Petrohawk Energy Corp.	4,159	48,660
*	Petroleum Development Corp.	1,300	49,400

31

	Pioneer Natural Resources Co.	10,507	519,046
*	Plains Exploration & Production Co.	5,674	210,222
	Pogo Producing Co.	4,500	252,000
#	Premcor, Inc.	5,800	425,082
*	Pride International, Inc.	12,000	303,600
*	Quicksilver Resources, Inc.	4,950	214,830
	Range Resources Corp.	6,200	215,946
*	Remington Oil & Gas Corp.	1,900	73,207
	Resource America, Inc.	1,000	18,540
	Rowan Companies, Inc.	8,000	297,600
	RPC, Inc.	2,200	51,040
*	SEACOR Holdings, Inc.	700	50,050
#	Smith International, Inc.	15,200	528,048
*	Southwestern Energy Co.	4,600	266,340
*	Spinnaker Exploration Co.	1,700	76,449
	St. Mary Land & Exploration Co.	11,000	379,170
*	Stone Energy Corp.	1,600	83,824
	Sunoco, Inc.	9,400	683,380
*	Superior Energy Services, Inc.	5,400	118,368
*	Swift Energy Corp.	2,000	91,860
* #	Syntroleum Corp.	3,200	47,744
	Tesoro Petroleum Corp.	5,000	289,000
* #	Teton Energy Corp.	400	2,520
*	TETRA Technologies, Inc.	2,175	61,987
	The Williams Companies, Inc.	47,800	1,072,632
	Tidewater, Inc.	3,800	169,252
*	Transmeridian Exploration, Inc.	100	262
*	TransMontaigne, Inc.	2,500	23,675
* #	Tri-Valley Corp.	1,300	13,065
*	Unit Corp.	3,400	177,004
*	Universal Compression Holdings, Inc.	1,400	57,680
	USEC, Inc.	2,100	24,717
*	VAALCO Energy, Inc.	2,200	9,900
	Valero Energy Corp.	19,200	2,044,800
*	Veritas DGC, Inc.	2,200	70,752
	Vintage Petroleum, Inc.	5,000	192,150
	Western Gas Resources, Inc.	5,700	273,600
*	Westmoreland Coal Co.	400	9,420
*	W-H Energy Services, Inc.	1,800	58,410
*	Whiting Petroleum Corp.	2,100	90,972
	World Fuel Services Corp.	1,400	45,780
	XTO Energy, Inc.	27,433	1,091,833
Total Energy (Cost $50,403,642)			80,380,231
Utilities — (3.1%)
*	AES Corp.	48,800	768,112
	AGL Resources, Inc.	3,800	141,930
*	Allegheny Energy, Inc.	12,900	389,064
	ALLETE, Inc.	1,200	54,300
	Alliant Energy Corp.	5,200	156,260
	Ameren Corp.	9,400	516,342
#	American Electric Power Co., Inc.	21,800	810,524
	American States Water Co.	800	25,624
	Aqua America, Inc.	6,425	220,121
*	Aquila, Inc.	16,800	67,536
	Atmos Energy Corp.	3,600	106,524
	Avista Corp.	1,200	23,328
*	BayCorp Holdings, Ltd.	6	59
	Black Hills Corp.	900	37,485
	California Water Service Group	1,000	39,750
* #	Calpine Corp.	40,800	125,256
	Cascade Natural Gas Corp.	500	10,455
	CenterPoint Energy, Inc.	14,700	208,887
	Central Vermont Public Service Corp.	300	5,730
	CH Energy Group, Inc.	500	24,050
	Chesapeake Utilities Corp.	300	9,900
	Cinergy Corp.	6,900	303,876
	Cleco Corp.	1,100	25,300
*	CMS Energy Corp.	17,100	275,310
	Consolidated Edison, Inc.	13,900	652,049
	Constellation Energy Group	8,400	493,500
	Dominion Resources, Inc.	19,300	1,476,064
#	DPL, Inc.	7,700	207,823
	DTE Energy Co.	8,300	379,891
#	Duke Energy Corp.	53,100	1,539,369
	Duquesne Light Holdings, Inc.	3,900	70,785
*	Dynegy, Inc.	21,800	95,048
	Edison International	23,700	1,067,211

32

*	El Paso Electric Co.	2,900	60,784
	Empire District Electric Co.	500	11,875
	Energen Corp.	5,100	195,432
	Energy East Corp.	6,800	178,296
	EnergySouth, Inc.	98	2,743
	Entergy Corp.	12,000	898,920
	Equitable Resources, Inc.	3,600	271,440
	Exelon Corp.	46,600	2,511,274
	FirstEnergy Corp.	18,700	954,261
	FPL Group, Inc.	22,200	956,598
	Great Plains Energy, Inc.	3,400	105,706
	Hawaiian Electric Industries, Inc.	3,800	100,738
	IDACORP, Inc.	1,100	33,770
	KeySpan Corp.	7,800	297,726
	Laclede Group, Inc.	400	12,928
	MDU Resources Group, Inc.	5,500	176,990
	MGE Energy, Inc.	800	29,752
	National Fuel Gas Co.	3,900	117,429
	New Jersey Resources Corp.	1,400	65,772
	Nicor, Inc.	2,000	82,820
	NiSource, Inc.	21,200	511,768
	Northeast Utilities, Inc.	5,800	115,536
	Northwest Natural Gas Co.	500	18,390
	NorthWestern Corp.	1,800	56,124
	NSTAR	4,800	141,888
	OGE Energy Corp.	4,200	121,926
	Oneok, Inc.	4,700	159,800
	Otter Tail Corp.	600	18,000
	Peoples Energy Corp.	1,600	66,512
	Pepco Holdings, Inc.	8,800	200,992
	PG&E Corp.	31,000	1,163,120
	Piedmont Natural Gas Co.	3,300	81,048
	Pinnacle West Capital Corp.	4,500	202,185
	PNM Resources, Inc.	2,850	84,303
	PPL Corp.	22,800	728,688
	Progress Energy, Inc.	13,300	579,747
	Public Service Enterprise Group, Inc.	10,800	697,140
	Puget Energy, Inc.	4,600	104,742
	Questar Corp.	6,300	491,526
*	Reliant Energy, Inc.	23,499	293,738
	SCANA Corp.	5,200	220,428
	SEMCO Energy, Inc.	100	693
	Sempra Energy	15,200	681,264
* #	Sierra Pacific Resources	6,700	97,686
	South Jersey Industries, Inc.	1,000	29,460
	Southern Co.	42,700	1,468,880
*	Southern Union Co.	8,448	207,991
	Southwest Gas Corp.	700	19,194
	Southwest Water Co.	200	2,658
	TECO Energy, Inc.	13,100	228,071
	TXU Corp.	19,900	1,930,698
	UGI Corp.	5,900	163,135
	UIL Holdings Corp.	400	21,184
	Unisource Energy Corp.	800	26,624
	Vectren Corp.	3,300	92,400
	Westar Energy, Inc.	3,800	91,276
	WGL Holdings, Inc.	2,000	65,740
	Wisconsin Energy Corp.	5,600	219,352
	WPS Resources Corp.	1,800	103,752
	Xcel Energy, Inc.	19,100	367,484
Total Utilities (Cost $21,263,622)			29,267,860
Materials — (3.0%)
*	AEP Industries, Inc.	300	6,144
	Air Products & Chemicals, Inc.	16,200	897,480
	Airgas, Inc.	4,000	112,520
*	AK Steel Holding Corp.	7,300	57,670
	Albemarle Corp.	2,700	98,037
	Alcoa, Inc.	58,300	1,561,857
*	Aleris International, Inc.	2,000	47,380
	Allegheny Technologies, Inc.	6,921	191,158
	AMCOL International Corp.	1,800	34,200
#	American Vanguard Corp.	1,200	24,000
	Aptargroup, Inc.	2,700	134,271
	Arch Chemicals, Inc.	1,100	27,236
	Ashland, Inc.	5,400	328,266
#	Ball Corp.	7,700	288,827
	Bemis Co., Inc.	6,700	175,205

33

	Bowater, Inc.	3,400	105,502
*	Brush Engineered Materials, Inc.	1,300	20,878
*	Buckeye Technologies, Inc.	2,000	17,520
	Cabot Corp.	4,300	141,900
	Calgon Carbon Corp.	2,500	19,875
*	Caraustar Industries, Inc.	1,500	17,415
	Carpenter Technology Corp.	1,800	100,260
*	Century Aluminum Co.	2,200	53,240
* #	CFC International, Inc.	200	3,162
*	Chaparral Steel Co.	1,300	29,016
	Chemtura Corp.	12,941	222,068
	Chesapeake Corp.	500	9,750
#	Cleveland-Cliffs, Inc.	1,400	99,512
*	Coeur d’Alene Mines Corp.	16,400	59,860
	Commercial Metals Co.	4,000	119,720
	Compass Minerals International, Inc.	600	14,766
*	Constar International, Inc.	240	624
*	Crown Holdings, Inc.	10,700	180,723
	Cytec Industries, Inc.	3,200	152,320
	Deltic Timber Corp.	1,000	41,600
	Dow Chemical Co.	57,500	2,484,000
	DuPont (E.I.) de Nemours & Co., Inc.	58,100	2,299,017
	Eagle Materials, Inc.	1,277	143,841
	Eagle Materials, Inc. Class B	596	64,285
	Eastman Chemical Co.	4,700	225,459
	Ecolab, Inc.	19,400	640,200
	Engelhard Corp.	7,900	224,755
	Ferro Corp.	2,300	43,654
	Florida Rock Industries, Inc.	4,350	246,210
*	FMC Corp.	3,200	182,272
	Freeport-McMoRan Copper & Gold, Inc. Class B	10,200	430,134
	Fuller (H.B.) Co.	1,400	45,934
	Georgia Gulf Corp.	2,200	61,380
	Georgia-Pacific Corp.	14,600	468,514
	Gibraltar Industries, Inc.	450	9,639
	Glatfelter (P.H.) Co.	1,700	23,307
*	Graphic Packaging Corp.	11,500	37,835
	Greif, Inc. Class A	600	35,310
* #	Headwaters, Inc.	2,900	111,650
*	Hecla Mining Co.	7,563	26,924
*	Hercules, Inc.	6,900	87,975
	International Flavors & Fragrances, Inc.	5,700	205,770
	International Paper Co.	24,800	765,080
	Kronos Worldwide, Inc.	583	17,764
	LaFarge North America, Inc.	4,900	337,855
*	Landec Corp.	900	5,886
	Longview Fibre Co.	1,500	30,300
	Louisiana-Pacific Corp.	7,100	179,559
	Lubrizol Corp.	4,200	173,670
	Lyondell Chemical Co.	13,620	351,396
	MacDermid, Inc.	2,200	65,120
	Martin Marietta Materials, Inc.	3,200	231,424
*	Material Sciences Corp.	800	12,168
	MeadWestavco Corp.	11,000	318,670
	Metal Management, Inc.	1,800	44,100
*	Metals USA, Inc.	900	17,730
	Minerals Technologies, Inc.	1,300	79,235
	Monsanto Co.	20,235	1,291,802
	Myers Industries, Inc.	1,087	13,370
*	Nanophase Technologies Corp.	600	3,702
	Neenah Paper, Inc.	615	18,635
*	NewMarket Corp.	800	13,264
	Newmont Mining Corp.	30,100	1,191,358
	NL Industries, Inc.	2,600	36,842
	NN, Inc.	300	3,669
	Nucor Corp.	9,700	547,856
	Olin Corp.	3,800	70,984
*	OM Group, Inc.	1,500	29,220
*	OMNOVA Solutions, Inc.	1,100	5,170
*	Oregon Steel Mills, Inc.	2,100	47,208
*	Owens-Illinois, Inc.	11,500	296,700
	Packaging Corp. of America	6,800	142,528
	Packaging Dynamics Corp.	140	1,875
*	Pactiv Corp.	12,500	242,625
	Phelps Dodge Corp.	7,400	795,722
*	Pioneer Companies, Inc.	700	15,484
*	PolyOne Corp.	4,400	29,876
	Pope & Talbot, Inc.	500	5,600
	Potlatch Corp.	2,200	118,800

34

	PPG Industries, Inc.	10,200	642,396
	Praxair, Inc.	22,300	1,077,090
	Quaker Chemical Corp.	400	7,096
	Quanex Corp.	1,900	116,869
	Reliance Steel & Aluminum Co.	2,000	96,000
	Rock-Tenn Co. Class A	1,000	15,240
	Rohm & Haas Co.	15,400	668,514
#	Royal Gold, Inc.	1,200	28,656
	RPM International, Inc.	7,800	147,810
*	RTI International Metals, Inc.	1,800	62,424
#	Ryerson Tull, Inc.	800	16,432
	Schnitzer Steel Industries, Inc. Class A	1,600	45,760
	Schulman (A.), Inc.	1,000	18,210
	Schweitzer-Maudoit International, Inc.	400	9,208
	Scotts Co. Class A	2,400	196,752
*	Sealed Air Corp.	6,400	324,800
	Sensient Technologies Corp.	2,300	43,171
	Sigma-Aldrich Corp.	5,300	330,720
	Silgan Holdings, Inc.	1,300	78,286
*	Smurfit-Stone Container Corp.	8,349	92,173
	Sonoco Products Co.	500	14,215
	Spartech Corp.	1,500	28,725
	Steel Dynamics, Inc.	2,900	91,437
	Steel Technologies, Inc.	500	11,705
*	Stillwater Mining Co.	5,100	40,953
*	Symyx Technologies, Inc.	2,100	58,779
	Temple-Inland, Inc.	6,700	257,883
*	Terra Industries, Inc.	5,200	37,960
	Texas Industries, Inc.	1,500	89,715
*	The Mosaic Co.	2,900	46,835
* #	Titanium Metals Corp.	1,100	72,787
	United States Steel Corp.	8,200	343,744
	Valhi, Inc.	8,300	145,582
	Valspar Corp.	3,500	169,085
	Vulcan Materials Co.	7,000	502,950
*	Webco Industries, Inc.	10	673
	Wellman, Inc.	1,100	7,645
	Weyerhaeuser Co.	16,400	1,066,328
	Worthington Industries, Inc.	4,700	85,070
* #	Zoltek Companies, Inc.	1,200	11,700
Total Materials (Cost $24,344,071)			28,145,652
Telecommunication Services — (2.2%)
*	@Road, Inc.	2,803	10,792
#	Alaska Communications Systems Group, Inc.	2,800	30,324
	Alltel Corp.	22,634	1,403,082
*	American Tower Corp.	22,800	543,552
	AT&T Corp.	30,600	602,208
	BellSouth Corp.	90,400	2,376,616
* #	Broadwing Corp.	2,500	11,075
*	Centennial Communications Corp.	4,400	52,756
*	Cincinnati Bell, Inc.	10,700	46,331
	Citizens Communications Co.	15,700	214,148
*	Cogent Communications Group, Inc.	1,700	7,786
	Commonwealth Telephone Enterprises, Inc.	1,600	64,384
*	Crown Castle International Corp.	16,900	418,444
	CT Communications, Inc.	500	5,750
*	Dobson Communications Corp.	6,000	45,660
*	General Communications, Inc. Class A	4,000	43,120
*	IDT Corp.	800	10,424
*	IDT Corp. Class B	3,500	46,305
* #	Level 3 Communications, Inc.	24,400	48,068
*	Nextel Partners, Inc.	12,900	338,496
*	NII Holdings, Inc.	4,600	350,612
	North Pittsburgh Systems, Inc.	600	12,090
*	Premiere Global Services, Inc.	4,900	44,688
*	Price Communications Corp.	2,605	43,504
*	Qwest Communications International, Inc.	111,500	434,850
*	SBA Communications Corp.	3,000	45,150
	SBC Communications, Inc.	160,400	3,862,432
	Sprint Corp.	169,563	4,396,769
	SureWest Communications	400	11,020
*	TALK America Holdings, Inc.	1,900	17,423
	Telephone & Data Systems, Inc.	3,300	134,805
	Telephone & Data Systems, Inc. Special Shares	3,200	123,200
*	Time Warner Telecom, Inc.	3,600	27,720
*	UbiquiTel, Inc.	6,000	52,020
*	United States Cellular Corp.	4,000	219,520

35

*	US LEC Corp.	400	760
*	USA Mobility, Inc.	600	16,902
	Verizon Communications, Inc.	128,600	4,206,506
*	Wireless Facilities, Inc.	5,100	28,611
Total Telecommunication Services (Cost $18,024,206)			20,347,903
Other — (0.0%)
*	Bush Industries, Inc. Escrow Shares	100	2
*	IMPATH Bankruptcy Liquidating Trust	1,000	4,390
*	Petrocorp, Inc. Escrow Shares	100	6
Total Other (Cost $16,101)			4,398
TOTAL COMMON STOCKS (Cost $746,576,585)			892,416,168
RIGHTS/WARRANTS — (0.0%)
*	Virologic, Inc. Contingent Value Rights	140	40
(Cost $50)

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (4.2%)
Repurchase Agreement, Merrill Lynch Triparty Repo 3.54%, 09/01/05 (Collateralized by $32,680,000 U.S. Treasury Note 4.00%, 02/15/05, valued at $32,440,754) to be repurchased at $31,804,860 (Cost $31,801,733)	$31,802	31,801,733
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $7,020,000 FHLMC Note 4.00%, 09/22/09, valued at $7,063,875) to be repurchased at $6,959,653 (Cost $6,959,000)	6,959	6,959,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,760,733)		38,760,733
TOTAL INVESTMENTS - (100.0%) (Cost $785,337,368)††		$931,176,941

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $785,757,567.

36

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors Inc. The Trust consists of twenty-one investment portfolios, of which eighteen are included in this document.

Security Valuation

Securities held by The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the “Domestic Equity Portfolios”) which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios values securities at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

Securities held by The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (the “International Equity Portfolios”) which are listed on a securities exchange are valued at the last quoted sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which market quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The Enhanced U.S. Large Company Series, The DFA One-Year Fixed Income Series, and The DFA Two-Year Global Fixed Income Series (the “Fixed Income Portfolios”), are valued at the bid prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

Effective September 15, 2005, The Pacific Rim Small Company Series changed its name to The Asia Pacific Small Company Series.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
	Aekyung Petrochemical Co., Ltd.	10,140	$197,507
	Amorepacific Corp.	671	180,608
*	Anam Semiconductor, Inc.	519,149	1,066,017
	Asia Cement Manufacturing Co., Ltd.	9,438	321,947
	AUK Corp.	24,000	63,681
	Baiksan Co., Ltd.	41,550	41,247
*	Boo Kook Securities Co., Ltd.	17,385	114,491
	BYC Co., Ltd.	810	53,010
*	Byuck San Corp.	2,132	34,477
	Byuck San Engineering and Construction Co., Ltd.	87,860	645,940
*	Capro Corp.	16,830	72,617
	Cheil Industrial, Inc.	95,804	1,972,438
*	Cho Kwang Leather Co., Ltd.	4,860	15,093
	Choil Aluminium Manufacturing Co., Ltd.	5,770	36,406
	Chon Bang Co., Ltd.	2,520	81,677
	Chong Kun Dang Pharmaceutical Corp.	11,299	276,085
	Choongwae Pharmaceutical Corp.	9,816	332,632
	Chosun Refractories Co., Ltd.	7,370	210,356
*	CKD Bio Corp.	3,109	19,205
	D.I Corp.	65,430	152,442
*	Dacom Corp.	36,810	432,278
	Dae Chang Industrial Co.	6,170	26,867
	Dae Dong Industrial Co., Ltd.	3,930	34,862
	Dae Han Fire & Marine Insurance Co., Ltd.	12,610	80,287
	Dae Sang Corp.	49,644	477,815
	Dae Won Kang Up Co., Ltd.	13,100	256,638
*	Dae Young Packaging Co., Ltd.	356,210	64,384
	Daeduck Electronics Co., Ltd.	58,160	530,335
	Daeduck Industries Co., Ltd.	39,860	353,471
	Daegu Bank Co., Ltd.	193,922	2,043,241
	Daehan Flour Mills Co., Ltd.	2,525	266,416
	Daehan Synthetic Fiber Co., Ltd.	2,000	70,182
	Daelim Industrial Co., Ltd.	70,240	4,178,014
	Daelim Trading Co., Ltd.	27,140	129,616
*	Daesang Holdings Co., Ltd.	33,096	134,328
	Daesung Industrial Co., Ltd.	7,690	270,615
	Daewoo Engineering & Construction Co., Ltd.	819,780	6,710,997
	Daewoo International Corp.	64,190	952,177
	Daewoo Motor Sales Corp.	61,560	838,647
*	Daewoo Securities Co., Ltd.	495,270	5,227,346
	Daewoong Co., Ltd.	12,340	127,523
	Dahaam E-Tec Co., Ltd.	5,985	88,041
	Daishin Securities Co., Ltd.	103,481	1,409,714
	Daiyang Metal Co., Ltd.	40,000	68,963
*	Daou Technology, Inc.	60,000	123,334
	DC Chemical Co., Ltd.	38,990	887,741
*	Dong Ah Tire Industrial Co., Ltd.	43,904	214,938
	Dong Bu Insurance Co., Ltd.	132,650	1,606,738
*	Dong Hai Pulp Co., Ltd.	14,310	32,864
	Dong IL Rubber Belt Co., Ltd.	7,744	27,228
	Dong Wha Pharmaceutical Industries Co.	5,167	74,992
*	Dong Won Co., Ltd.	5,520	64,685
	Dong Yang Department Store Co., Ltd.	9,000	101,463
	Dong-A Pharmaceutical Co., Ltd.	20,320	902,987
	Dongbu Corp.	46,410	767,085
	Dongbu Hannong Chemical Co., Ltd.	14,890	261,683
	Dongbu Securities Co., Ltd.	22,040	101,918
	Dongbu Steel Co., Ltd.	46,108	514,581
	Dong-Il Corp.	4,205	140,335
	Dongkook Industries Co., Ltd.	1,620	7,664
	Dongkuk Steel Mill Co., Ltd.	155,862	2,559,958
	Dongsu Industrial Co., Ltd.	770	182,663
	Dongsung Chemical Co., Ltd.	3,770	25,624
	Dongwon F&B Co., Ltd.	6,666	286,734

1

	Dongwon Financial Holding Co., Ltd.	116,926	2,565,683
	Dongwon Industries Co., Ltd.	1,876	53,082
	Dongyang Express & Construction Corp.	3,727	200,548
*	Dongyang Express Bus Corp.	1,522	16,860
	Dongyang Mechatronics Corp.	20,680	76,401
*	Doosan Corp.	47,020	778,774
	Doosan Heavy Industries & Construction Co., Ltd.	400,500	6,957,749
*	Doosan Industrial Development Co., Ltd.	193,240	927,701
	DPI Co., Ltd.	33,340	195,372
	Duck Yang Industry Co., Ltd.	4,000	38,634
	Enex Co., Ltd.	5,960	36,938
	F&F Co., Ltd.	23,100	75,481
*	First Fire & Marine Insurance Co., Ltd.	40,160	136,372
*	Firstech Co., Ltd.	28,190	38,369
*	FNC Kolon Corp.	11,960	103,244
	Fursys, Inc.	24,120	431,432
	Global & Yuasa Battery Co., Ltd.	11,600	36,406
	Green Cross Corp.	10,540	352,005
	Gwangju Shinsegae Co., Ltd.	1,590	168,922
	Halla Engineering & Construction Corp.	7,450	206,663
	Han Kuk Carbon Co., Ltd.	25,070	99,205
	Han Wha Corp.	146,740	2,774,788
	Han Yang Securities Co., Ltd.	24,940	152,908
	Hana Securities Co., Ltd.	40,790	448,358
	Handok Pharmaceuticals Co., Ltd.	18,150	196,301
	Handsome Corp.	35,380	317,953
	Hanil Cement Manufacturing Co., Ltd.	18,013	1,164,705
	Hanil E-Wha Co., Ltd.	79,730	140,106
	Hanil Iron & Steel Co., Ltd.	1,815	35,738
	Hanjin Heavy Industry Co., Ltd.	165,520	2,825,024
	Hanjin Transportation Co., Ltd.	23,460	481,676
	Hankook Cosmetics Co., Ltd.	30,000	50,887
	Hankook Tire Manufacturing Co., Ltd.	150,550	1,802,581
	Hankuk Electric Glass Co., Ltd.	23,010	864,832
	Hankuk Glass Industries, Inc.	22,200	986,426
	Hankuk Paper Manufacturing Co., Ltd.	9,800	387,661
*	Hanmi Capital Co., Ltd.	28,690	153,524
	Hansae Co., Ltd.	3,260	42,459
	Hansol Chemical Co., Ltd.	12,467	86,014
	Hansol CSN Co., Ltd.	103,640	264,413
	Hansol Paper Co., Ltd.	102,044	1,024,512
*	Hansol Telecom Co., Ltd.	547	10,921
	Hanssem Co., Ltd.	12,390	62,293
	Hanwha Chemical Corp.	246,060	2,902,545
	Hanwha Securities Co., Ltd.	62,690	419,549
	Heesung Cable, Ltd.	3,660	53,596
	Histeel Co., Ltd.	1,188	18,568
*	Honam Petrochemical Corp.	21,360	1,121,932
	Hotel Shilla, Ltd.	76,920	625,767
	HS R&A Co., Ltd.	4,980	54,466
	Huchems Fine Chemical Corp.	45,340	225,234
*	Huneed Technologies Co., Ltd.	90,030	54,666
	Husteel Co., Ltd.	10,370	175,478
	Hwa Sung Industrial Co.	26,510	256,526
	Hwashin Co., Ltd.	42,000	77,386
	Hyosung T & C Co., Ltd.	72,817	859,177
	Hyundai Cement Co., Ltd.	15,435	407,218
*	Hyundai Corp.	6,015	37,201
	Hyundai Department Store Co., Ltd.	37,908	2,502,720
	Hyundai Department Store H & S Co., Ltd.	8,362	372,735
	Hyundai Development Co.	160,560	4,318,030
	Hyundai Elevator Co., Ltd.	12,210	627,501
	Hyundai Heavy Industries Co., Ltd.	189,160	12,695,977
	Hyundai Hysco	170,820	2,420,236
	Hyundai Marine & Fire Insurance Co., Ltd.	127,340	1,047,007
*	Hyundai Merchant Marine Co., Ltd.	193,270	2,486,138
	Hyundai Mipo Dockyard Co., Ltd.	15,693	1,110,943
	Hyundai Motor Co., Ltd.	446,030	30,752,616
	Hyundai Pharmaceutical Ind. Co., Ltd.	4,200	77,328
*	Hyundai Securities Co., Ltd.	249,730	2,319,758
	Il Dong Pharmaceutical Co., Ltd.	5,840	164,825
	Il Yang Pharmaceutical Co., Ltd.	6,107	126,125
	Iljin Diamond Co., Ltd.	9,368	86,963
*	Iljin Display Co., Ltd.	5,361	45,317
	Iljin Electric, Ltd.	26,530	68,554

2

	Ilshin Spinning Co., Ltd.	3,600	139,134
	Ilsung Pharmaceutical Co., Ltd.	3,990	120,886
	INI Steel Co., Ltd.	235,930	4,802,894
	ISU Chemical Co., Ltd.	14,350	126,037
	Jeil Pharmaceutical Co.	2,220	135,091
	Jeonbuk Bank, Ltd.	54,559	330,936
*	Jinro, Ltd.	407	17,636
	Joongang Constuction Co., Ltd.	9,880	170,020
*	Keang Nam Enterprises Co., Ltd.	19,942	201,114
	KEC Corp.	155,000	240,136
	Keyang Electric Machinery Co., Ltd.	71,760	96,070
	KG Chemical Corp.	11,123	67,047
	Kia Motors Corp.	899,680	13,381,298
	Kodenshi Korea Corp.	38,000	90,436
	Kolon Chemical Co., Ltd.	20,220	182,035
*	Kolon Engineering & Construction Co., Ltd.	37,850	272,845
*	Kolon Industries, Inc.	32,379	254,812
*	Kolon International Corp.	1,905	23,644
	Korea Cast Iron Pipe Co., Ltd.	44,688	163,763
	Korea Circuit Co.	31,660	185,775
	Korea Development Co., Ltd.	23,520	614,993
*	Korea Development Leasing Corp.	6,348	190,435
	Korea Electric Terminal Co., Ltd.	9,980	125,505
	Korea Fine Chemical Co., Ltd.	7,000	57,842
	Korea Flange Co., Ltd.	10,290	163,949
	Korea Iron & Steel Co., Ltd.	25,230	614,390
	Korea Iron & Steel Works Co., Ltd.	21,294	515,377
	Korea Kolmar Co., Ltd.	36,944	151,942
	Korea Komho Petrochemical Co., Ltd.	61,750	1,030,862
	Korea Mutual Savings Bank	14,910	131,062
	Korea Petrochemical Industry Co., Ltd.	12,300	337,253
	Korea Polyol Co., Ltd.	11,768	437,831
	Korea Reinsurance Co., Ltd.	111,460	765,647
	Korea Zinc Co., Ltd.	52,610	1,698,399
	Korean Air Co., Ltd.	203,658	3,499,454
	Korean Air Terminal Service Co., Ltd.	3,490	73,583
*	KP Chemical Corp.	201,976	1,279,112
*	KTB Network, Ltd.	135,720	347,761
	Kukdo Chemical Co., Ltd.	8,710	114,311
	Kukdong City Gas Co., Ltd.	12,780	285,460
	Kumgang Korea Chemical Co., Ltd.	29,050	6,259,173
	Kumho Industrial Co., Ltd.	99,300	1,384,625
	Kunsul Chemical Industrial Co., Ltd.	12,700	164,118
	Kwang Dong Pharmaceutical Co., Ltd.	114,660	410,020
	Kyeryong Construction Industrial Co., Ltd.	17,500	432,606
	Kyobo Securities Co., Ltd.	76,680	349,912
	Kyong Dong Boiler Co., Ltd.	3,450	45,161
*	Kyungbang Co., Ltd.	1,856	116,932
	LG Cable, Ltd.	81,160	1,988,304
	LG Chemical Investment, Ltd.	129,850	3,039,813
	LG Chemical, Ltd.	26,500	1,085,365
	LG Engineering & Construction Corp.	104,882	3,868,051
	LG International Corp.	117,374	1,476,074
	LG Investment & Securities Co., Ltd.	246,950	2,579,290
	Lotte Confectionary Co., Ltd.	1,170	814,273
	Lotte Sam Kang Co., Ltd.	2,460	460,246
*	Meritz Securities Co., Ltd.	73,900	286,250
*	Midopa Co., Ltd.	88,950	596,586
	Motonic Corp.	640	16,654
	Namhae Chemical Corp.	105,810	217,821
	Namyang Dairy Products Co., Ltd.	1,600	779,457
	Nong Shim Holdings Co., Ltd.	1,750	143,135
	Oriental Fire & Marine Insurance Co., Ltd.	16,810	432,116
	Ottogi Corp.	7,320	588,860
*	Pantech Co., Ltd.	40,270	168,328
	PaperCorea, Inc.	19,552	70,896
*	Partsnic Co., Ltd.	11,310	16,271
	Pohang Coated Steel Co., Ltd.	12,780	331,541
	Poong Lim Industrial Co., Ltd.	32,280	133,925
	Poong San Corp.	66,220	718,377
*	Pum Yang Construction Co., Ltd.	14,667	132,636
	Pusan Bank	200,400	1,936,087
	Pusan City Gas Co., Ltd.	21,560	416,667
	Pyung Hwa Industrial Co., Ltd.	45,370	296,653
*	Rocket Electric Co., Ltd.	3,460	23,239

3

*	Saehan Industries, Inc.	95,610	307,021
*	Saehan Media Corp.	31,250	46,365
	Sam Jin Pharmaceutical Co., Ltd.	2,650	152,641
	Sam Yung Trading Co., Ltd.	13,840	31,042
	Sambu Construction Co., Ltd.	11,398	250,979
	Samhwa Crown and Closure Co., Ltd.	3,100	38,151
	Samhwa Paints Industrial Co., Ltd.	33,600	107,292
	Samlip Industrial Co., Ltd.	15,670	91,171
	Samsung Climate Control Co., Ltd.	11,990	69,561
	Samsung Corp.	331,070	4,879,627
	Samsung Electro-Mechanics Co., Ltd.	43,350	1,046,268
	Samsung Engineering Co., Ltd.	84,110	1,593,888
	Samsung Fine Chemicals Co., Ltd.	62,960	1,452,533
	Samsung Heavy Industries Co., Ltd.	525,070	6,731,550
	Samsung SDI Co., Ltd.	10,430	986,275
	Samsung Securities Co., Ltd.	116,860	3,628,213
	Samsung Techwin Co., Ltd.	130,710	1,680,588
	Samwhan Corp.	17,730	264,781
	Samyang Corp.	25,405	942,178
	Samyang Genex Co., Ltd.	5,490	307,192
	Samyang Tongsang Co., Ltd.	2,820	40,632
*	Samyoung Chemical Co., Ltd.	2,820	29,787
	Samyoung Corp.	6,130	107,242
	Samyoung Electronics Co., Ltd.	39,200	260,672
	Seah Holdings Corp.	4,619	232,668
	Seah Steel Corp.	6,245	196,903
*	Segye Corp.	20,530	35,796
	Sejong Industrial Co., Ltd.	44,050	203,669
	Sejong Securities Co., Ltd.	54,071	239,343
	Sempio Foods Co.	3,610	50,223
	Seoul Securities Co., Ltd.	546,100	394,391
*	Shin Dong-Ah Fire & Marine Insurance Co.	22,873	152,746
	Shin Heung Securities Co., Ltd.	9,130	56,038
	Shin Young Securities Co., Ltd.	18,390	344,717
	Shin Young Wacoal, Inc.	273	13,032
	Shinhan Financial Group Co., Ltd.	46,326	1,369,933
*	Shin-Ho Paper Manufacturing Co., Ltd.	38,850	231,666
	Shinmoorim Paper Manufacturing Co., Ltd.	34,120	332,730
	Shinpoong Pharmaceutical Co., Ltd.	4,540	94,902
	Shinsegae Engineering & Construction Co., Ltd.	3,980	91,190
*	Shinsung Tongsang Co., Ltd.	21,550	51,041
	Sindo Ricoh Co., Ltd.	18,480	936,881
	SK Chemicals Co., Ltd.	37,810	580,503
	SK Gas Co., Ltd.	18,370	558,322
*	SKC Co., Ltd.	71,130	788,947
	Songwon Industrial Co., Ltd.	24,310	55,022
*	Ssang Bang Wool Co., Ltd.	52,870	166,486
*	Ssangyong Cement Industry Co., Ltd.	710,212	1,790,415
*	Ssangyong Fire & Marine Insurance Co.	13,190	56,326
*	Ssangyong Motor Co.	247,830	1,750,680
	STX Corp.	29,100	384,267
	STX Engine Co., Ltd.	8,711	143,405
	Sung Chang Enterprise Co., Ltd.	9,000	117,720
	Sung Shin Cement Co., Ltd.	45,580	1,021,314
*	Sungwon Corp.	20,600	58,056
	Sunjin Co., Ltd.	4,240	121,173
*	Sunkyong Securities Co., Ltd.	384,280	397,743
	Tae Kwang Industrial Co., Ltd.	2,881	1,634,260
	Tae Kyung Industrial Co., Ltd.	63,000	210,749
	Tae Young Corp.	16,270	565,130
	Taegu Department Store Co., Ltd.	19,941	236,115
	Tai Han Electric Wire Co., Ltd.	95,477	1,149,619
	Tai Lim Packaging Industries Co., Ltd.	4,380	19,078
*	The Will-Bes & Co., Ltd.	10,640	25,193
*	Tong Kook Corp.	607	913
*	Tong Yang Investment Bank	166,420	697,457
*	Tong Yang Major Corp.	24,960	96,491
	Tong Yang Moolsan Co., Ltd.	4,560	19,928
	Tongil Heavy Industries Co., Ltd.	160,770	202,896
	TS Corp.	3,881	97,519
	Union Steel Manufacturing Co., Ltd.	21,297	707,529
	Wiscom Co., Ltd.	22,000	89,015
	Woongjin.Com Co., Ltd.	78,940	435,658
	Yoosung Enterprise Co., Ltd.	37,800	107,645
	Youlchon Chemical Co., Ltd.	47,300	569,153

4

*	Young Poong Mining & Construction Corp.	18,030	955
	Youngbo Chemical Co., Ltd.	33,000	65,033
	Youngone Corp.	108,650	335,077
	Youngpoong Corp.	2,710	287,396
	Yuhan Corp.	5,435	656,056
	Yuhwa Securities Co., Ltd.	17,000	179,543
*	Zinus, Inc.	9,330	6,738
TOTAL — SOUTH KOREA
(Cost $123,908,237)			247,503,133
SOUTH AFRICA — (11.6%)
COMMON STOCKS — (11.6%)
	ABSA Group, Ltd.	898,244	12,957,949
	Advtech, Ltd.	620,958	175,893
	Aeci, Ltd.	301,269	2,481,305
	Afgri, Ltd.	1,009,836	862,511
	African Life Assurance Co., Ltd.	488,203	1,680,603
*	Afrikander Lease, Ltd.	246,760	211,774
	AG Industries, Ltd.	361,487	181,710
	Allied Electronics Corp., Ltd.	368,310	1,158,153
	Anglo American PLC	234,915	5,952,533
*	Anglovaal Mining, Ltd.	839,985	4,400,808
	Argent Industrial, Ltd.	119,621	225,629
*	AST Group, Ltd.	195,883	17,637
	Aveng, Ltd.	1,132,782	2,304,990
	AVI, Ltd.	928,811	2,130,920
	Barloworld, Ltd.	674,655	10,780,264
*	Bell Equipment, Ltd.	252,150	356,923
*	Bridgestone Firestone Maxiprest, Ltd.	113,271	20,230
*	Business Connexion Group	465,381	457,092
	Bytes Technology Group, Ltd.	314,654	487,216
	Capitec Bank Holdings, Ltd.	169,258	467,523
	Caxton & CTP Publishers & Printers, Ltd.	1,479,539	2,796,859
*	Corpgro, Ltd.	579,166	0
*	Datatec, Ltd.	412,373	1,082,223
	Delta Electrical Industries, Ltd.	136,407	941,124
*	Dimension Data Holdings PLC	2,167,023	1,498,133
	Distell Group, Ltd.	610,033	2,823,451
	Dorbyl, Ltd.	105,718	214,302
*	Durban Roodeport Deep, Ltd.	155,655	160,976
	Ellerine Holdings, Ltd.	260,773	2,505,675
	Enviroserv Holdings, Ltd.	259,484	167,358
	Gold Reef Casino Resorts, Ltd.	344,218	847,809
	Group Five, Ltd.	204,934	574,318
*	Harmony Gold Mining Co., Ltd.	1,297,860	9,706,655
	Highveld Steel & Vanadilum Corp., Ltd.	262,534	2,042,674
	Hudaco Industries, Ltd.	70,987	446,934
	Iliad Africa, Ltd.	76,658	133,669
	Illovo Sugar, Ltd.	819,780	1,139,170
*	Imperial Holdings, Ltd.	349,923	6,598,546
	Investec, Ltd.	158,522	5,054,967
*	JCI, Ltd.	4,289,448	107,847
*	Johnic Communications, Ltd.	294,723	2,087,607
*	Lereko Mobility, Ltd.	27,352	154,731
	Liberty Group, Ltd.	1,200,433	12,174,392
	M Cubed Holdings, Ltd.	1,850,526	122,373
	Medi-Clinic Corp., Ltd.	1,077,421	2,922,860
	Metair Investment, Ltd.	19,631	738,569
*	Metorex, Ltd.	610,501	406,655
	Metropolitan Holdings, Ltd.	1,976,329	3,605,963
	Mittal Steel South Africa, Ltd.	2,075,380	15,634,177
	Murray & Roberts Holdings, Ltd.	977,421	2,444,539
	Mvelaphanda Group, Ltd.	533,601	584,956
	Nampak, Ltd.	1,874,714	4,532,867
	Nedcor, Ltd.	1,554,099	21,450,228
	New Clicks Holdings, Ltd.	1,129,087	1,438,610
	New Corpcapital, Ltd.	579,166	29,123
	Northam Platinum, Ltd.	675,738	1,321,115
	Nu-World Holdings, Ltd.	58,135	274,274
	Oceana Group, Ltd.	340,462	855,233
	Old Mutual PLC	11,350,945	29,007,995
	Omnia Holdings, Ltd.	63,382	402,673

5

*	Palabora Mining Co., Ltd.	69,265	360,236
	Peregrine Holdings, Ltd.	559,969	484,695
*	Prism Holdings, Ltd.	458,100	42,926
	PSG Group, Ltd.	278,342	405,607
	Rainbow Chicken, Ltd.	842,544	1,125,302
*	Randgold & Exploration Co., Ltd.	256,811	359,162
	Redefine Income Fund, Ltd.	83,325	57,491
	Sanlam, Ltd.	8,444,615	17,622,401
	Santam, Ltd.	402,305	4,473,789
	Sappi, Ltd.	717,174	7,698,814
	Steinhoff International Holdings, Ltd.	3,474,550	8,998,927
	Sun International, Ltd.	151,284	1,734,238
	Tiger Wheels, Ltd.	166,318	746,023
	Tongaat-Hulett Group, Ltd.	471,154	4,796,900
	Trans Hex Group, Ltd.	274,832	692,549
	Trencor, Ltd.	584,444	2,017,964
	UCS Group, Ltd.	376,067	75,543
	Unitrans, Ltd.	165,695	887,462
	Value Group, Ltd.	311,313	99,367
*	Western Areas, Ltd.	200,686	664,915
TOTAL COMMON STOCKS
(Cost $188,038,808)			239,687,604
INVESTMENT IN CURRENCY — (0.0%)
*	South African Rand		476,621
(Cost $475,336)
TOTAL — SOUTH AFRICA
(Cost $188,514,144)			240,164,225
MEXICO — (10.4%)
COMMON STOCKS — (10.4%)
	Alfa S.A. de C.V. Series A	5,405,364	32,773,946
	Cementos de Mexico S.A. de C.V. Series B	1,632,054	7,772,553
*	Cintra S.A. de C.V.	85,000	64,807
*	Consorcio Hogar S.A. de C.V. Series B	540,200	157,715
	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	10,990,516
*	Corporacion Geo S.A. de C.V. Series B	1,728,500	4,805,407
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,643,586	3,498,064
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	722
	Corporativo Fragua S.A. de C.V. Series B	70	281
*	Desc S.A. de C.V. Series B	8,736,833	2,266,459
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	41,655
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	679,809
	Embotelladora Arca S.A. de C.V., Mexico	304,200	656,201
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,531
*	Empresas ICA Sociedad Controladora S.A. de C.V.	19,372,200	7,745,278
	Empresas la Moderna S.A. de C.V. Series A	3,457,285	670,401
	Fomento Economico Mexicano S.A. de C.V. Series B & D	488,000	3,346,351
	Gruma S.A. de C.V. Series B	3,347,050	7,531,252
	Grupo Carso S.A. de C.V. Series A-1	13,173,051	26,823,786
	Grupo Cementos de Chihuahua S.A. de C.V.	2,692,992	6,322,459
	Grupo Continental S.A. de C.V.	1,444,500	2,444,435
	Grupo Corvi S.A. de C.V. Series L	284,000	73,938
	Grupo Financiero del Norte S.A. de C.V. Series C	650,000	5,336,588
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	74	37
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	75,724	39,429
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	13,918,125
*	Grupo Gigante S.A. de C.V. Series B	324,076	212,284
*	Grupo Herdez S.A. de C.V.	319,000	180,930
	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	1,855,531
	Grupo Industrial Saltillo S.A. de C.V.	1,246,869	1,580,179
*	Grupo Iusacell S.A. de C.V.	143,500	380,265
*	Grupo Nutrisa S.A. de C.V.	428	175
	Grupo Posadas S.A. de C.V. Series L	356,000	301,549
*	Grupo Qumma S.A. de C.V. Series B	5,301	89
*	Grupo Tribasa S.A. de C.V.	152,065	0
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	411,800	1,282,687
	Industrias Penoles S.A. de C.V.	1,277,400	4,987,264
*	Industrias S.A. de C.V. Series B	2,361,452	4,981,994
*	Jugos del Valle S.A. de C.V. Series B	213,600	374,868
	Nueva Grupo Mexico S.A. de C.V. Series B	21,343,635	37,527,488

6

*	Organizacion Soriana S.A. de C.V. Series B	5,249,700	20,598,544
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	870
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,442
*	US Commercial Corp. S.A. de C.V.	271,000	100,790
	Vitro S.A. de C.V.	2,699,100	3,104,404
TOTAL COMMON STOCKS
(Cost $146,322,417)			215,439,098
INVESTMENT IN CURRENCY — (0.0%)
*	Mexican Peso		6,232
(Cost $6,374)
TOTAL — MEXICO
(Cost $146,328,791)			215,445,330
TAIWAN — (9.8%)
COMMON STOCKS — (9.7%)
*	A.G.V. Products Corp.	327,000	71,345
*	Ability Enterprise Co., Ltd.	287,260	156,723
	Abit Computer Co., Ltd.	835,498	24,382
*	Abocom Systems, Inc.	105,000	30,793
*	Accton Technology Corp.	855,000	321,596
	Acer, Inc.	1,636,889	3,113,229
	Allis Electric Co., Ltd.	86,320	15,359
	Altek Corp.	39,591	62,477
	Amtran Technology Co., Ltd.	680,324	250,500
*	Apex Science & Engineering Corp.	103,000	13,733
*	Arima Computer Corp.	1,851,000	397,291
	Asia Cement Corp.	6,903,484	3,842,973
	Asia Chemical Corp.	357,000	91,913
	Asia Polymer Corp.	288,489	112,112
*	Askey Computer Co., Ltd.	781,511	325,675
	Audix Co., Ltd.	58,180	71,080
	Aurora Corp.	448,650	249,748
	Aurora Systems Corp.	157,000	55,982
	Avision, Inc.	242,503	200,416
	Bank of Kaohsiung Co., Ltd.	966,622	589,904
*	Behavior Tech Computer Corp.	544,000	170,323
*	Bes Engineering Corp.	2,010,089	264,551
*	Carnival Industrial Corp.	336,000	73,306
	Cathay Chemical Works, Inc.	131,000	38,059
*	Cathay Real Estate Development Co., Ltd.	2,493,421	1,058,996
*	Central Insurance Co., Ltd.	336,020	102,304
	Central Reinsurance Co., Ltd.	620,614	223,852
	Chang Hwa Commercial Bank	10,732,459	5,628,543
*	Chang-Ho Fibre Corp.	50,000	19,503
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	14,674
	Cheng Loong Corp.	1,798,480	480,087
*	Chia Her Industrial Co., Ltd.	699,000	33,046
*	Chia Hsin Cement Corp.	1,216,000	545,042
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	60,603
*	Chia-I Industrial Co., Ltd.	474,000	90,362
*	Chien Tai Cement Co., Ltd.	282,238	5,913
	China Airlines	10,316,207	4,983,742
	China Chemical & Pharmaceutical Co.	330,264	103,015
*	China Development Financial Holding Corp.	20,000,000	7,350,579
	China Electric Manufacturing Co., Ltd.	306,000	115,701
*	China General Plastics Corp.	314,000	78,263
*	China Glaze Co., Ltd.	54,000	10,707
*	China Life Insurance Co., Ltd.	1,148,763	453,236
	China Man-Made Fiber Co., Ltd.	1,156,809	332,975
	China Motor Co., Ltd.	3,188,570	2,939,853
*	China Petrochemical Development Corp.	2,716,000	798,423
*	China Rebar Co., Ltd.	1,009,328	73,576
	China Steel Structure Co., Ltd.	178,219	72,287
*	China Synthetic Rubber Corp.	497,948	184,118
*	China United Trust & Investment Corp.	534,289	70,964
*	China Wire & Cable Co., Ltd.	379,000	43,279
	Chinatrust Financial Holdings Co., Ltd.	260,974	244,174
	Chin-Poon Industrial Co., Ltd.	540,451	267,001
*	Chun Yu Works & Co., Ltd.	230,000	55,533
	Chun Yuan Steel Industrial Co., Ltd.	831,655	428,159
	Chung Hsin Electric & Machinery Co., Ltd.	646,000	281,633

7

	Chung Hwa Pulp Corp.	999,419	374,156
*	Chung Shing Textile Co., Ltd.	228,600	2,927
	Chungwa Picture Tubes Co., Ltd.	16,796,045	5,229,017
	Clevo Co.	863,990	278,927
*	CMC Magnetics Corp.	7,126,000	2,680,645
	Collins Co., Ltd.	336,319	103,009
	Compal Electronics, Inc.	2,202,190	2,208,437
*	Compeq Manufacturing Co., Ltd.	1,514,000	620,456
*	Compex International Co. Ltd.	46,400	283
	Continental Engineering Corp.	1,896,193	797,207
*	Cosmos Bank Taiwan	4,232,000	1,955,689
	CTCI Corp.	1,059,645	560,696
	Cyntec Co., Ltd.	36,120	22,650
*	Da-Cin Construction Co., Ltd.	236,190	53,249
*	Delpha Construction Co., Ltd.	228,044	27,562
	Der Pao Construction Co., Ltd.	483,000	102,999
	DFI, Inc.	65,280	55,973
	Edom Technology Co., Ltd.	68,000	54,292
	Elan Microelectronics Corp.	45,000	20,080
*	Elite Material Co., Ltd.	93,000	24,885
*	Elitegroup Computer Systems Co., Ltd.	1,384,250	812,715
*	Enlight Corp.	250,000	85,289
*	EnTie Commercial Bank	3,763,474	1,482,629
*	ET Internet Technology Corp.	432,491	139,794
	Eten Information Systems, Ltd.	134,000	77,150
	Eternal Chemical Co., Ltd.	1,182,500	701,785
	Eva Airways Corp.	10,098,642	4,090,833
*	Ever Fortune Industrial Co., Ltd.	409,000	4,121
	Everest Textile Co., Ltd.	440,820	80,199
	Evergreen International Storage & Transport Corp.	2,303,000	824,942
	Evergreen Marine Corp., Ltd.	2,647,502	1,827,622
	Everlight Chemical Industrial Corp.	306,950	83,781
*	Everspring Industry Co., Ltd.	212,180	38,521
	Far East Textile, Ltd.	11,411,942	7,425,299
	Far Eastern Department Stores, Ltd.	2,708,550	1,632,007
	Far Eastern International Bank	876,752	454,932
	Federal Corp.	370,650	191,414
*	FIC Global, Inc.	640,080	86,540
	First Copper Technology Co., Ltd.	322,750	109,350
	First Financial Holding Co., Ltd.	3,224,550	2,379,402
	First Hotel	130,380	97,271
	Formosa Taffeta Co., Ltd.	5,093,580	2,280,662
	Formosan Rubber Group, Inc.	562,000	219,540
*	Formosan Union Chemical Corp.	206,961	67,899
*	Fortune Electric Co., Ltd.	191,000	58,311
*	Fu I Industrial Co., Ltd.	264,000	47,643
	Fuh-Hwa Financial Holding Co., Ltd.	6,537,406	2,439,359
*	Fwuson Industry Co., Ltd.	302,000	47,532
*	G.T.M. Corp.	133,000	41,143
*	Giga Storage Corp.	209,898	45,918
	Giga-Byte Technology Co., Ltd.	1,250,287	1,192,569
	Gold Circuit Electronics, Ltd.	748,804	385,671
*	Goldsun Development & Construction Co., Ltd.	1,758,640	434,007
*	Grand Pacific Petrochemical Corp.	347,000	80,458
	Great China Metal Industry Co., Ltd.	461,000	197,759
	Great Wall Enterprise Co., Ltd.	376,980	114,433
*	Helix Technology, Inc.	158,211	18,838
	Hey Song Corp.	763,000	218,563
	Ho Tung Holding Corp.	781,628	156,864
*	Hocheng Corp.	364,000	91,227
*	Hong Ho Precision Textile Co., Ltd.	93,889	8,426
	Hong Tai Electric Industrial Co., Ltd.	282,000	89,124
	Hsinchu International Bank	1,777,417	1,031,690
	Hsing Ta Cement Co., Ltd.	376,980	104,080
	Hua Eng Wire & Cable Co., Ltd.	702,035	119,581
	Hua Nan Financial Holding Co., Ltd.	86,428	58,370
*	Hualon Corp.	257,040	8,476
*	Hung Ching Development & Construction Co., Ltd.	528,000	52,202
	Hung Poo Construction Corp.	430,000	282,519
*	Hung Sheng Construction Co., Ltd.	981,000	585,814
	International Bank of Taipei	3,672,734	2,318,210
	Inventec Corp.	5,557,416	2,479,094
*	Jean Co., Ltd.	154,000	44,938
	Jui Li Enterprise Co., Ltd.	195,000	58,056
	Jung Shing Wire Co., Ltd.	123,000	32,536

8

	Kang Na Hsiung Co., Ltd.	76,127	30,994
*	Kao Hsing Chang Iron & Steel Corp.	520,000	136,752
*	Kee Tai Properties Co., Ltd.	272,000	56,908
	King Yuan Electronics Co., Ltd.	1,603,394	1,127,689
*	Kingdom Construction Co., Ltd.	464,000	120,198
	Kinpo Electronics, Inc.	2,743,902	1,187,751
	Knowledge-Yield-Excellence Systems Corp.	299,135	205,463
*	Kuoyang Construction Co., Ltd.	136,029	48,341
*	Kwong Fong Industries Corp.	230,000	23,317
	Lan Fa Textile Co., Ltd.	305,915	51,715
*	Lead Data Co., Ltd.	444,140	62,317
*	Leadtek Research, Inc.	125,492	48,349
*	Lealea Enterprise Co., Ltd.	658,000	81,285
	Lee Chang Yung Chemical Industry Corp.	857,501	649,262
*	Lee Chi Enterprises Co., Ltd.	196,000	47,600
*	Lelon Co., Ltd.	132,118	53,465
*	Leofoo Development Co., Ltd.	238,000	132,045
	Les Enphants Co., Ltd.	131,038	88,110
*	Li Peng Enterprise Co., Ltd.	694,000	145,584
	Li Shin International Enterprise Corp.	41,496	17,261
	Lien Hwa Industrial Corp.	1,116,000	386,775
	Lingsen Precision Industries, Ltd.	211,320	63,715
	Long Bon Development Co., Ltd.	694,000	241,550
	Long Chen Paper Co., Ltd.	628,000	137,876
	Lucky Cement Corp.	449,000	97,304
*	Luxon Electronics Corp.	313,400	35,540
*	Macronix International Co., Ltd.	8,709,000	1,042,117
*	Mega Financial Holding Co., Ltd.	18,530,000	12,338,701
*	Megamedia Corp.	782	5
	Mercuries & Associates, Ltd.	706,980	151,848
*	Mercuries Data Co., Ltd.	144,799	38,422
	Merida Industry Co., Ltd.	181,260	130,064
*	Microelectronics Technology, Inc.	621,000	206,148
	Micro-Star International Co., Ltd.	1,515,542	877,758
*	Microtek International, Inc.	115,062	20,117
	Mitac International Corp.	2,355,454	2,791,360
	Mitac Technology Corp.	175,801	130,811
*	Mustek Systems, Inc.	257,514	54,401
*	Namchow Chemical Industrial Co., Ltd.	164,057	24,853
*	Nankang Rubber Tire Co., Ltd.	104,312	108,081
	Nantex Industry Co., Ltd.	191,090	75,804
*	New Asia Construction & Development Co., Ltd.	146,000	14,463
	Nien Hsing Textile Co., Ltd.	118,000	89,900
	Ocean Plastics Co., Ltd.	134,400	43,960
*	Opto Tech Corp.	483,000	123,846
*	Orient Semiconductor Electronics, Ltd.	648,713	74,207
*	Pacific Construction Co., Ltd.	324,256	16,830
*	Pacific Electric Wire & Cable Corp.	1,873,020	29,740
	Pan Jit International, Inc.	172,893	70,620
*	Pan Overseas Electronics Co., Ltd.	187,864	46,820
*	Pan-International Industrial Corp.	218,295	235,157
*	Phihong Technology Co., Ltd.	246,283	75,876
	Phoenix Precision Technology Corp.	620,005	596,790
*	Picvue Electronics, Ltd.	604,000	60,787
	Premier Image Technology Corp.	215,270	252,153
*	Primax Electronics, Ltd.	484,744	122,387
*	Prince Housing & Development Corp.	1,536,000	354,199
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	1,339,157	311,400
	Quanta Display, Inc.	969,000	328,130
*	Radium Life Tech Corp.	85,534	39,319
	Ralec Electronic Corp.	180,932	67,960
	Realtek Semiconductor Corp.	1,432,200	1,447,574
*	Rectron, Ltd.	78,300	9,646
	Rexon Industrial Corp., Ltd.	218,820	57,078
*	Ritek Corp.	3,638,518	1,236,967
*	Ruentex Development Co., Ltd.	1,442,000	311,492
*	Sampo Corp.	2,082,850	309,603
	San Fang Chemical Industry Co., Ltd.	207,280	105,625
	Sanyang Industrial Co., Ltd.	1,570,000	576,253
	Sanyo Electric Co., Ltd.	451,000	236,510
	SDI Corp.	191,483	67,553
	Sheng Yu Steel Co., Ltd.	5,000	4,615
	Shihlin Electric & Engineering Corp.	1,048,000	938,944
*	Shihlin Paper Corp.	400,000	302,457

9

	Shinkong Co., Ltd.	204,809	86,856
*	Shinkong Synthetic Fibers Co., Ltd.	2,561,000	519,662
	Shinung Corp.	290,700	48,774
	Shuttle, Inc.	209,222	94,348
*	Silicon Integrated Systems Corp.	2,630,423	1,697,628
	Siliconware Precision Industries Co., Ltd.	1,218,055	1,103,261
*	Sin Yih Ceramic Co., Ltd.	211,000	40,512
	Sincere Navigation Corp.	382,052	375,610
*	Sinkong Spinning Co., Ltd.	195,000	76,355
	SinoPac Holdings Co., Ltd.	6,415,997	3,086,323
*	Sintek Photronics Corp.	1,334,000	441,980
	Siward Crystal Technology Co., Ltd.	42,868	18,200
*	Solomon Technology Corp.	338,000	57,639
	South East Soda Manufacturing Co., Ltd.	233,000	63,875
	Southeast Cement Co., Ltd.	656,700	128,467
*	Space Shuttle Hi-Tech Co., Ltd.	177,000	16,400
	Standard Foods Taiwan, Ltd.	288,000	113,061
	Stark Technology, Inc.	150,000	63,065
*	Sunonwealth Electric Machine Industry Co., Ltd.	21,000	7,956
	Systex Corp., Ltd.	1,541,341	418,755
	Ta Chen Stainless Pipe Co., Ltd.	81,000	49,678
*	Ta Chong Bank, Ltd.	2,711,906	800,788
*	Ta Jung Transportation Co., Ltd.	602,000	143,852
	Ta Ya Electric Wire & Cable Co., Ltd.	640,515	161,120
	Tah Hsin Industrial Corp.	268,000	80,310
	Ta-I Technology Co., Ltd.	160,272	78,804
*	Taichung Commercial Bank	2,479,000	647,312
*	Tainan Business Bank	749,000	248,990
	Tainan Spinning Co., Ltd.	3,261,000	703,384
	Taita Chemical Co., Ltd.	229,690	57,292
*	Taitung Business Bank	163,395	27,075
*	Taiwan Business Bank	11,323,412	4,044,126
*	Taiwan Cement Corp.	7,528,763	4,683,892
	Taiwan Fire & Marine Insurance Co., Ltd.	406,077	185,029
*	Taiwan Flourescent Lamp Co., Ltd.	124,000	44,184
	Taiwan Glass Ind. Corp.	2,661,485	2,159,157
*	Taiwan Kolin Co., Ltd.	905,000	232,619
	Taiwan Mask Corp.	525,000	227,130
	Taiwan Navigation Co., Ltd.	126,825	77,340
*	Taiwan Pulp & Paper Corp.	238,000	46,421
	Taiwan Sakura Corp.	257,958	67,886
	Taiwan Sogo Shinkong Security Co., Ltd.	586,414	332,829
*	Taiwan Tea Corp.	992,215	149,195
*	Tatung Co., Ltd.	9,309,000	2,746,587
*	Tay-Shan Enterprises Co., Ltd.	379,766	70,655
	Teapo Electronic Corp.	80,580	16,404
*	Teco Electric & Machinery Co., Ltd.	3,789,834	990,895
	Tecom, Ltd.	406,753	167,605
	Test-Rite International Co., Ltd.	98,931	66,746
*	The Ambassador Hotel	605,000	539,078
*	The Chinese Bank	2,740,000	401,279
*	The Farmers Bank of China	3,670,160	1,080,896
	The First Insurance Co., Ltd.	224,224	82,761
	Ton Yi Industrial Corp.	4,114,810	916,713
	Tsann Kuen Enterprise Co., Ltd.	274,179	427,060
	TSRC Corp.	1,141,000	595,925
	Tung Ho Steel Enterprise Corp.	794,555	517,209
*	Twinhead International Corp.	211,017	28,725
	TYC Brother Industrial Co., Ltd.	292,320	194,246
	Tycoons Group Enterprise Co., Ltd.	401,000	83,774
*	Ulead Systems, Inc.	66,000	40,553
*	Union Bank of Taiwan	3,637,577	1,115,587
*	Union Insurance Co., Ltd.	842,575	173,503
	Uni-President Enterprises Corp.	7,962,130	2,991,499
	Unitech Printed Circuit Board Corp.	465,475	134,303
*	United Epitaxy Co., Ltd.	421,978	217,063
	United Microelectronics Corp.	32,824,002	19,895,849
*	Universal Cement Corp.	516,549	183,795
*	Universal Microelectronics Co., Ltd.	69,010	18,436
	Universal Scientific Industrial Co., Ltd.	1,369,392	466,239
	UPC Technology Corp.	1,425,796	473,001
	USI Corp.	1,432,000	406,835
*	U-TECH Media Corp.	120,000	35,374
*	Ve Wong Corp.	177,000	45,629
*	Via Technologies, Inc.	2,917,402	1,722,031

10

*	Visual Photonics Epitacy Co., Ltd.	86,000	21,107
	Walsin Lihwa Corp.	7,973,412	2,360,885
	Walsin Technology Corp., Ltd.	561,194	245,717
	Wan Hwa Enterprise Co., Ltd.	260,590	108,845
	Waterland Financial Holdings	4,553,000	1,628,641
*	Wei Chih Steel Industrial Co., Ltd.	211,898	29,419
*	Wei Chuan Food Corp.	420,000	130,407
	Weltrend Semiconductor, Inc.	106,000	36,855
*	Winbond Electronics Corp.	9,457,000	2,900,814
	Wintek Corp.	154,271	225,249
*	Wistron Corp.	2,039,101	1,925,395
*	World Peace Industrial Co., Ltd.	314,700	149,044
	Wus Printed Circuit Co., Ltd.	635,928	202,827
*	Yageo Corp.	4,270,840	1,350,002
	Yang Ming Marine Transport Corp.	1,078,058	743,933
*	Yi Jinn Industrial Co., Ltd.	387,000	36,166
	Yieh Phui Enterprise Co., Ltd.	1,976,601	829,958
	Yosun Industrial Corp.	308,996	154,299
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,983,461	1,052,774
	Yulon Motor Co., Ltd.	3,925,271	3,958,597
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	1,000	1,160
	Yung Shin Pharmaceutical Industrial Co., Ltd.	281,400	240,345
	Yung Tay Engineering Co., Ltd.	574,000	421,802
	Zig Sheng Industrial Co., Ltd.	513,596	112,964
TOTAL COMMON STOCKS
(Cost $198,501,881)			202,150,977
INVESTMENT IN CURRENCY — (0.1%)
*	Taiwan Dollar		1,646,584
(Cost $1,681,826)
TOTAL — TAIWAN
(Cost $200,183,707)			203,797,561
INDIA — (9.4%)
COMMON STOCKS — (9.4%)
*	Aarti Industries, Ltd.	48,273	155,854
	Adani Exports, Ltd.	1,004,312	1,651,249
*	Aftek Infosys, Ltd.	197,734	567,314
	Alembic, Ltd.	8,500	53,125
*	Alok Industries, Ltd.	516,914	962,299
	Apollo Tyres, Ltd.	116,330	754,025
*	Arvind Mills, Ltd.	1,012,168	3,052,886
	Ashok Leyland, Ltd.	3,464,880	2,259,728
*	Aurobindo Pharmaceuticals, Ltd.	175,238	1,505,339
	Avaya Globalconnect, Ltd.	482	4,042
	Bajaj Auto, Ltd.	18,721	601,542
*	Ballarpur Industries, Ltd.	682,469	1,814,228
*	Balmer Lawrie & Co., Ltd.	14,712	136,034
*	Bank of Rajasthan	254,068	317,992
	BASF India, Ltd.	46,273	232,986
	BOC India, Ltd.	104,333	335,475
*	Century Enka, Ltd.	94,752	499,802
*	Chambal Fertilizers & Chemicals, Ltd.	1,773,037	1,575,825
	Cholamandalam Investment & Finance Co., Ltd.	33,044	105,802
*	Colour-Chem, Ltd.	2,398	16,570
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	166,653	344,510
	Dr. Reddy’s Laboratories, Ltd.	266,648	4,844,707
	E.I.D. - Parry (India), Ltd.	189,813	763,638
	EIH, Ltd.	50,307	510,583
	Electrosteel Casings, Ltd.	43,769	417,979
*	Escorts, Ltd.	128,223	308,317
*	Essar Steel, Ltd.	403,634	528,471
*	Essel Propack, Ltd.	56,167	435,339
*	Eveready Industries (India), Ltd.	184,522	426,437
	Exide Industries, Ltd.	65,210	286,375
*	Federal Bank, Ltd.	216,105	903,026
	Finolex Cables, Ltd.	67,918	428,174
	Finolex Industries, Ltd.	597,941	996,723
	GHCL, Ltd.	88,654	229,963
	Great Eastern Shipping Co., Ltd.	695,663	3,063,536
*	GTL, Ltd.	404,223	1,156,237
*	Gujarat Alkalies & Chemicals, Ltd.	280,526	957,972

11

*	Gujarat Fluorochemicals, Ltd.	10,149	419,899
	Gujarat Narmada Valley Fertilizers Co., Ltd.	379,736	872,012
*	Gujarat State Fertilisers & Chemicals, Ltd.	384,798	1,254,371
*	H.E.G., Ltd.	73,676	283,386
*	Himachal Futuristic Communications, Ltd.	1,582,003	909,762
	Himatsingka Seide, Ltd.	13,392	172,239
*	Hotel Leelaventure, Ltd.	124,290	669,127
	I.B.P. Co., Ltd.	7,999	77,225
*	Igate Global Solutions, Ltd.	19,902	103,697
*	India Cements, Ltd.	531,932	1,384,230
	Indian Hotels Co., Ltd.	244,556	4,231,211
	Indian Petrochemicals Corp., Ltd.	956,942	4,128,521
	Indian Rayon & Industries, Ltd.	88,670	1,166,866
	Indo Gulf Ferilisers, Ltd.	23,783	83,724
	Indo Rama Synthetics (India), Ltd.	182,314	302,804
	IndusInd Bank, Ltd.	965,962	1,709,623
	Industrial Development Bank of India, Ltd.	2,016,710	5,000,302
	Ingersoll-Rand (India), Ltd.	80,491	614,500
*	Ispat Industries, Ltd.	3,366,273	1,696,278
	J.B. Chemicals & Pharmaceuticals, Ltd.	148,162	320,741
*	J.K. Industries, Ltd.	77,582	221,406
	Jammu & Kashmir Bank, Ltd.	91,208	882,393
*	Jindal Stainless, Ltd.	426,585	1,182,808
*	Jindal Vijaynagar Steel, Ltd.	426,772	2,673,081
	Kesoram Industries, Ltd.	107,037	426,974
	Kirloskar Oil Engines, Ltd.	32,545	104,186
	LIC Housing Finance, Ltd.	260,111	1,217,964
	Mahavir Spinning Mills, Ltd.	42,392	427,160
	Mahindra & Mahindra, Ltd.	109,940	1,806,852
*	Mastek, Ltd.	41,625	401,371
	Moser Baer (India), Ltd.	450,495	2,307,835
	MRF, Ltd.	9,083	622,154
*	Mukand, Ltd.	227,709	459,694
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,160,476	463,403
*	Nahar Spinning Mills, Ltd.	22,313	128,873
*	Navneet Publications (India), Ltd.	16,703	118,331
	NIIT, Ltd.	19,941	128,416
*	Nirma, Ltd.	101,853	1,096,304
	Orchid Chemicals & Phamaceuticals, Ltd.	123,992	1,044,370
*	Pentamedia Graphics, Ltd.	658,344	162,603
	Polaris Software Lab, Ltd.	286,823	954,725
*	PSL, Ltd.	33,485	138,720
*	Punjab Tractors, Ltd.	284,281	1,150,775
*	Rain Calcining, Ltd.	61,289	60,607
	Raymond, Ltd.	181,343	1,513,208
*	Reliance Industries, Ltd.	5,387,074	88,048,504
*	Rolta India, Ltd.	236,445	881,989
*	Ruchi Soya Industries, Ltd.	40,707	257,959
	Samtel Color, Ltd.	77,810	166,230
	SRF, Ltd.	132,296	946,944
*	Sterlite Optical Technologies, Ltd.	60,150	165,978
*	Supreme Petrochem, Ltd.	69,306	52,101
	Tata Chemicals, Ltd.	935,702	3,997,617
	Tata Iron & Steel Co., Ltd.	85,451	758,912
	Tata Tea, Ltd.	166,270	3,093,025
	Tube Investments of India, Ltd.	52,562	478,478
	Ucal Fuel Systems, Ltd.	4,360	25,085
	UTI Bank, Ltd.	1,016,169	5,758,174
*	Uttam Galva Steels	106,026	121,984
*	Varun Shipping Co.	147,834	185,212
	Videsh Sanchar Nigam, Ltd.	700,712	6,017,376
*	Visualsoft Technologies, Ltd.	24,761	111,898
*	Zee Telefilms, Ltd. Series B	1,537,636	6,639,010
TOTAL — INDIA
(Cost $180,886,934)			196,005,311
BRAZIL — (7.7%)
PREFERRED STOCKS — (6.7%)
	Acesita SA	413,076	5,711,560
	Banco Bradesco SA	260,759	11,063,173
	Bradespar SA	5,702	120,789

12

	Brasil Telecom Participacoes SA	1,984,088	14,479
	Brasileira de Distribuicao Pao de Acucar	146,540,000	3,506,515
*	Braskem SA Preferred A	571,200	5,678,072
	Centrais Electricas de Santa Catarina S.A.- CELESC Series B	3,081,000	1,542,461
	Companhia Brasileira de Petroleo Ipiranga SA	202,800	2,206,966
	Companhia Cia Tecidos Norte de Minas	21,607,500	1,558,454
	Confab Industrial SA	1,800,000	2,627,068
*	Contax Participacoes SA	7,538	4,925
	Distribuidora de Produtos de Petroleo Ipiranga SA	8,000	127,280
	Duratex SA	334,550	3,151,044
	Embraco SA	437,300	144,715
*	Embratel Participacoes SA	1,389,166	2,782
	Forjas Taurus SA	254,000	96,988
	Gerdau SA	1,163,328	14,091,224
	Globex Utilidades SA	34,076	133,658
	Industrias Romi SA	9,200	265,422
*	Inepar Industria e Construcoes SA	7,896	36,180
	Investimentos Itau SA	6,952,166	17,373,041
	Magnesita SA Series A	132,900,000	659,707
	Marcopolo SA	370,800	751,983
	Metalurgica Gerdau SA	595,200	9,116,131
	Perdigao SA NPV	199,200	5,290,590
*	Plascar Participacoes Industriais SA	6,900,000	20,726
	Polialden Petroquimica SA	780,000	274,671
	Ripasa SA Papel e Celulose	1,495,000	1,997,985
	Sadia SA	3,838,282	8,565,704
	Santista Textil SA Preferred	29,600	213,241
	Sao Paulo Alpargatas SA	37,800	663,144
	Siderurgica Belgo-Mineira	12,307,631	6,328,169
	Siderurgica de Tubarao	211,770,000	12,039,533
	Suzano Bahia Sul Papel e Celullose SA	459,431	2,009,645
	Suzano Petroquimica SA	94,000	169,495
	Tele Celular Sul Participacoes SA	951,707,394	1,489,945
*	Tele Leste Celular Participacoes SA	35	227
*	Tele Norte Celular Participacoes SA	1,390,958	177
	Tele Norte Leste Participacoes SA	7,538	113,822
	Telemar Norte Leste SA	545,000	12,023,759
	Telemig Celular Participacoes SA	1,422,616	2,227
*	Telesp Celular Participacoes SA	754	3,145
	Uniao des Industrias Petroquimicas SA Series B	2,584,454	2,818,009
	Unibanco-Uniao de Bancos Brasileiros Units SA	135,500	1,215,878
	Usinas Siderurgicas de Minas Gerais SA	41,925	870,695
	Vale do Rio Doce Series B	239,144	0
	Votorantim Celulose e Papel SA	231,000	2,670,662
TOTAL PREFERRED STOCKS
(Cost $52,619,290)			138,766,066
COMMON STOCKS — (1.0%)
	Avipal SA Avicultura e Agropecua	12,500,000	37,601
	Brasil Telecom Participacoes SA	51,256,779	680,452
	Companhia Siderurgica Nacional SA	931,400	18,307,918
*	Contax Participacoes SA	51,468	37,558
*	Embratel Participacoes SA	50,000,000	89,096
	Eternit SA	44,000	125,074
	Tele Celular Sul Participacoes SA	98,247,830	215,920
*	Tele Centro Oeste Celular Participacoes SA	16,764	141,537
*	Tele Leste Celular Participacoes SA	1,288	8,281
*	Tele Norte Celular Participacoes SA	50,064,513	18,055
	Tele Norte Leste Participacoes SA	51,468	1,044,864
	Telemig Celular Participacoes SA	51,793,284	191,176
TOTAL COMMON STOCKS
(Cost $9,216,359)			20,897,532
INVESTMENT IN CURRENCY — (0.0%)
*	Brazilian Real		376,220
(Cost $359,168)
TOTAL — BRAZIL
(Cost $62,194,817)			160,039,818
TURKEY — (6.7%)
COMMON STOCKS — (6.7%)
	Adana Cimento Sanayi Ticaret A.S.	259,762	181,538

13

	Akbank T.A.S.	3,293,434	19,817,398
*	Akenerji Elektrik Uretim A.S.	216,113	900,001
	Aksa Akrilik Kimya Sanayii A.S.	148,490	1,480,616
	Aksigorta A.S.	401,460	2,028,865
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	339,729
*	Alternatifbank A.S.	92,933	126,529
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	87,865	90,916
*	Anadolu Anonim Turk Sigorta Sirketi A.S.	675,177	1,279,107
	Anadolu Cam Sanayii A.S.	561,694	2,340,278
*	Ayen Enerji A.S.	473,652	765,418
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	309,029
	Bati Anabolu Cimento A.S.	255,022	974,229
	Bolu Cimento Sanayii A.S.	485,644	793,848
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	772,635
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	501,833
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	550,010
	Cimsa Cimento Sanayi Ve Ticaret A.S.	480,369	2,898,172
*	Dardanel Onentas Gida Sanayii A.S.	16,183	12,331
*	Dogan Sirketler Grubu Holding A.S.	3,007,361	8,832,500
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,360	87,631
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	575,191
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394	10,926,073
*	Finansbank A.S.	3,416,061	18,162,237
*	Goldas Kuyumculuk Sanayi A.S.	327,200	296,074
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	413,670
	Gubre Fabrikalari Ticaret A.S.	29,241	58,700
	Gunes Sigorta A.S.	309,093	506,839
	Ihlas Holding A.S.	319,654	193,339
*	Izmir Demir Celik Sanayii A.S.	230,946	470,572
	Izocam Ticaret Ve Sanayi A.S.	27,299	96,202
	Karton Sanayi ve Ticaret A.S.	1,000	114,263
	Kordsa Sabanci Dupont Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	414,951	1,277,653
*	Kutahya Porselen Sanayii A.S.	7,076	129,783
	Mardin Cimento Sanayii ve Ticaret	138,517	456,224
*	Marshall Boya ve Vernik Sanayii A.S.	17,490	271,457
*	Medya Holdings A.S.	33,508	171,836
*	Menderes Tekstil Sanayi ve Ticaret A.S.	347,650	190,044
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	48,774	67,931
*	Net Holding A.S.	369,294	107,669
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	119,677
	Nortel Networks Netas Telekomuenikasyon A.S.	24,805	612,697
	Otobus Karoseri Sanayi A.S.	98,162	454,526
	Pinar Entegre et ve Un Sanayii A.S.	51,591	50,199
	Pinar Sut Mamulleri Sanayii A.S.	58,424	85,969
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,440
*	Sabah Yayincilik A.S.	31,938	90,200
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	247,799	363,277
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	1,099,573
*	Tat Konserve Sanayii A.S.	175,295	293,943
*	Tekstil Bankasi A.S.	593,043	916,243
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	224,979
	Tofas Turk Otomobil Fabrikasi A.S.	605,547	969,741
	Trakya Cam Sanayii A.S.	1,227,824	4,741,659
	Turk Demir Dokum Fabrikalari A.S.	166,949	974,492
*	Turk Dis Ticaret Bankasi A.S.	1,984,958	6,515,435
	Turk Pirelli Kablo ve Sistemleri A.S.	39,312	88,597
	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	7,713,563
*	Turkiye Garanti Bankasi A.S.	4,833,512	13,905,572
	Turkiye Is Bankasi A.S.	2,232,528	13,554,439
	Ulker Gida Sanayi ve Ticaret A.S.	124,461	384,862
*	Unye Cimento Sanayi ve Ticaret A.S.	20,978	35,521
	USAS Ucak Servisi A.S.	20,520	84,675
*	Vestel Elektronik Sanayi ve Ticaret A.S.	223,134	825,973
*	Yapi ve Kredi Bankasi A.S.	1,405,653	6,172,837
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	20,893
TOTAL — TURKEY
(Cost $31,903,220)			139,871,352
MALAYSIA — (6.6%)
COMMON STOCKS — (6.6%)
*	A&M Realty Berhad	213,550	83,789

14

	ACP Industries Berhad	512,000	84,906
*	Advance Synergy Berhad	641,000	43,464
	Advanced Synergy Capital Berhad	153,500	18,206
	Affin Holdings Berhad	7,143,300	3,037,893
	Aluminum Co. of Malaysia Berhad	250,000	111,626
*	AMBD Berhad	1,990,900	55,479
*	AmInvestment Group Berhad	994,468	442,923
	AMMB Holdings Berhad	4,338,144	2,944,719
	Ancom Berhad	375,000	66,106
	Ann Joo Resources Berhad	1,235,100	491,234
*	Antah Holding Berhad	306,000	19,470
	APM Automotive Holdings Berhad	779,100	525,012
	Apollo Food Holdings Berhad	198,400	122,175
*	Arab Malaysia Corp. Berhad	2,000,000	578,184
	Asas Dunia Berhad	524,700	100,048
*	Asia Pacific Land Berhad	1,349,000	64,499
	Asiatic Development Berhad	3,736,600	1,804,471
	Avenue Assets Berhad	3,097,700	493,779
	Ayer Hitam Planting Syndicate Berhad	27,000	16,102
	Bandar Raya Developments Berhad	2,459,300	992,554
	Batu Kawan Berhad	1,034,500	1,632,984
*	Berjaya Capital Berhad	2,558,900	602,960
*	Berjaya Group Berhad	3,516,900	75,023
*	Berjaya Land Berhad	3,934,800	872,091
	Bernas Padiberas Nasional Berhad	2,341,700	864,030
	Bimb Holdings Berhad	1,029,800	387,901
	Bina Darulaman Berhad	118,000	32,585
	Binaik Equity Berhad	149,800	27,834
	Bolton Properties Berhad	1,107,100	282,196
	Boustead Holdings Berhad	3,078,700	1,513,267
	Cahya Mata Sarawak Berhad	1,008,800	293,959
	Chemical Co. of Malaysia Berhad	311,000	240,600
	Chin Teck Plantations Berhad	296,600	390,269
	Choo Bee Metal Industries Berhad	235,700	122,192
	Commerce Asset Holding Berhad	1,104,000	1,625,198
*	Cosway Corp. Berhad	854,100	144,720
*	Country Heights Holdings Berhad	174,000	33,687
	Courts Mammoth Berhad	1,280,000	468,264
	Cycle & Carriage Bintang Berhad	249,800	195,362
*	Damansara Realty Berhad	391,000	8,870
*	Datuk Keramik Holdings Berhad	127,000	1,515
	Dijaya Corp. Berhad	612,100	129,744
	Diversified Resources Berhad	6,048,600	2,568,606
	DNP Holdings Berhad	166,000	25,323
*	E&O Property Development Berhad	5,481,600	946,097
	Eastern & Oriental Berhad	325,000	93,200
	Eastern Pacific Industrial Corp. Berhad	414,400	195,877
*	Econstates Berhad	327,900	43,600
	Edaran Otomobil Nasional Berhad	1,327,100	1,226,563
	Esso Malaysia Berhad	633,200	396,331
	Europlus Berhad	278,100	29,206
*	Faber Group Berhad	170,300	22,375
	Far East Holdings Berhad	159,200	203,762
	Focal Aims Holdings Berhad	424,000	38,230
	Fraser & Neave Holdings Berhad	110,800	158,851
	General Corp. Berhad	564,000	60,683
	Glomac Berhad	591,000	217,731
	Gold IS Berhad	1,287,600	433,900
	Golden Hope Plantations Berhad	3,785,400	3,554,980
	Golden Hope Plantations Berhad Series A	532,950	488,867
*	Golden Plus Holdings Berhad	201,000	27,790
*	Gopeng Berhad	273,900	40,104
*	Grand United Holdings Berhad	451,100	30,604
*	Gula Perak Berhad	729,750	58,975
	Guthrie Ropel Berhad	191,700	190,172
	Hap Seng Consolidated Berhad	1,499,200	856,099
	Highlands and Lowlands Berhad	3,508,500	4,056,313
*	HIL Industries Berhad	373,285	29,825
*	Ho Hup Construction Co. Berhad	175,100	25,605
*	Ho Wah Genting Berhad	369,000	22,173
	Hong Leong Credit Berhad	1,191,937	1,351,151
	Hong Leong Industries Berhad	708,000	623,606
	Hong Leong Properties Berhad	2,972,341	481,630
	Hume Industries (Malaysia) Berhad	389,967	507,914
	Hwang-DBS (Malaysia) Berhad	654,000	221,978

15

	IGB Corp. Berhad	8,275,700	2,772,885
	IJM Corp. Berhad	1,608,500	2,046,647
	IJM Plantations Berhad	204,400	59,671
*	Insas Berhad	1,680,000	136,396
	Integrated Logistics Berhad	324,000	145,783
	IOI Properties Berhad	13,600	28,681
	Island & Peninsular Berhad	1,847,390	771,612
	Jaya Tiasa Holdings Berhad	1,128,700	778,527
	Jerneh Asia Berhad	265,700	155,293
*	Johan Holdings Berhad	228,000	7,569
	Johor Port Berhad	1,549,900	760,024
	Johore Tenggara Oil Palm Berhad	464,000	134,179
	K & N Kenanga Holdings Berhad	1,454,300	206,193
	Keck Seng (Malaysia) Berhad	832,900	446,157
	Kedah Cement Holdings Berhad	1,058,307	1,515,721
*	Kejora Harta Berhad	601,000	66,232
	Kian Joo Can Factory Berhad	598,200	494,778
*	KIG Glass Industrial Berhad	260,000	4,531
	Kim Hin Industry Berhad	325,900	139,372
	Kim Loong Resources Berhad	113,000	31,800
	KPJ Healthcare Berhad	478,600	194,087
	Kris Components Berhad	368,377	329,801
	Kuala Lumpur Kepong Berhad	3,820,500	7,298,237
*	Kub Malaysia Berhad	1,251,400	152,647
	Kulim Malaysia Berhad	1,295,725	993,722
*	Kumpulan Emas Berhad	1,268,000	38,634
	Kwantas Corp. Berhad	123,000	123,327
*	Land & General Berhad	2,261,700	87,048
	Landmarks Berhad	1,637,000	430,781
*	Leader Universal Holdings Berhad	1,621,833	150,880
*	Leong Hup Holdings Berhad	286,000	94,864
*	Lien Hoe Corp. Berhad	654,850	38,367
	Lingui Development Berhad	2,774,700	788,940
	Lion Diversified Holdings Berhad	2,414,300	1,154,673
	Lion Industries Corp. Berhad	3,576,181	836,121
	Malayan Cement Berhad	67,500	11,000
	Malayawata Steel Berhad	645,100	239,623
	Malaysia Building Society Berhad	263,000	49,068
	Malaysia Industrial Development Finance Berhad	5,266,200	1,635,285
	Malaysia Mining Corp. Berhad	6,511,900	3,804,085
	Malaysian Airlines System Berhad	80,000	64,473
	Malaysian Mosaics Berhad	1,968,000	694,357
	Malaysian National Reinsurance Berhad	806,900	778,903
	Malaysian Plantations Berhad	2,514,000	1,651,151
	Maruichi Malaysia Steel Tube Berhad	479,000	194,182
	Matsushita Electric Co. (Malaysia) Berhad	294,980	940,810
	MBM Resources Berhad	349,933	244,299
*	Meda, Inc. Berhad	650,100	19,861
	Mega First Corp. Berhad	448,000	97,405
	Mentakab Rubber Co. (Malaya) Berhad	1,100	481
*	Merge Housing Berhad	57,900	18,513
	Metro Kajang Holdings Berhad	535,333	112,412
*	Metroplex Berhad	817,000	14,107
	Mieco Chipboard Berhad	732,600	361,443
*	MTD Infraperdana Berhad	5,891,300	1,609,436
	Muda Holdings Berhad	706,000	56,210
	Muhibbah Engineering Berhad	321,600	67,708
*	MUI Properties Berhad	1,314,000	97,713
*	Mulpha International Berhad	6,934,500	1,058,001
*	Multi-Purpose Holdings Berhad	1,974,000	487,413
	Mutiara Goodyear Development Berhad	247,900	32,226
	MWE Holdings Berhad	360,000	56,486
	Mycron Steel Berhad	119,750	32,113
*	Naluri Berhad	2,329,400	262,472
*	Nam Fatt Berhad	286,100	34,630
	Narra Industries Berhad	154,200	55,297
	NCB Holdings Berhad	2,363,700	1,542,007
	Negri Sembilan Oil Palms Berhad	167,600	105,912
	New Straits Times Press (Malaysia) Berhad	1,101,400	895,213
	Nylex (Malaysia) Berhad	109,750	17,421
	Oriental Holdings Berhad	2,837,416	3,150,433
	Oriental Interest Berhad	170,000	60,883
	OSK Holdings Berhad	3,075,218	851,663
	OSK Property Holdings Berhad	186,678	58,610
	Pacific & Orient Berhad	246,137	119,015

16

*	Pan Malaysia Cement Works Berhad	1,271,800	167,921
*	Pan Pacific Asia Berhad	100,000	2,386
*	Paracorp Berhad	252,000	7,031
	Paramount Corp. Berhad	203,900	124,268
	PBA Holdings Berhad	1,502,500	570,029
*	Pernas International Holdings Berhad	2,664,000	491,348
	Petaling Garden Berhad	871,000	356,324
	Petronas Dagangan Berhad	332,800	330,214
	Phileo Allied Berhad	2,670,400	2,455,691
*	Pilecon Engineering Berhad	210,000	3,638
	PJ Development Holdings Berhad	1,043,900	110,865
	PK Resources Berhad	25,000	3,754
	PPB Group Berhad	6,374,666	6,935,649
*	Premium Nutrients Berhad	513,100	27,941
*	Prime Utilities Berhad	46,000	4,953
*	Promet Berhad	140,000	0
	Proton Holdings Berhad	1,305,500	3,067,317
	Pulai Springs Berhad	159,800	59,809
	RHB Capital Berhad	11,437,200	7,038,963
	Road Builders (Malaysia) Holdings Berhad	2,368,700	1,257,621
*	Sapura Telecommunications Berhad	155,152	36,841
	Sarawak Enterprise Corp. Berhad	4,271,000	1,428,173
	Sarawak Oil Palms Berhad	93,000	49,864
	SCB Developments Berhad	343,700	320,382
	Scientex, Inc. Berhad	116,000	83,142
	Selangor Dredging Berhad	619,000	62,489
	Selangor Properties Berhad	1,498,300	929,903
	Shangri-La Hotels (Malaysia) Berhad	706,000	251,386
	Shell Refining Co. Federation of Malaysia Berhad	48,000	129,912
	SHL Consolidated Berhad	943,700	357,761
*	Silverstone Corp. Berhad	8,690	368
	Sime Darby Berhad	355,980	571,356
*	Sime Engineering Services Berhad	222,000	39,512
*	South East Asia Lumber, Inc. Berhad	228,800	26,536
	Southern Acids (Malaysia) Berhad	44,000	21,473
	Southern Bank Berhad (Foreign)	1,854,950	1,643,722
	Southern Steel Berhad	521,000	183,965
	Store Corp. Berhad	124,630	80,787
	Subur Tiasa Holdings Berhad	438,600	288,623
	Sunrise Berhad	827,200	329,580
	Sunway City Berhad	2,051,700	991,377
	Sunway Holdings, Inc. Berhad	394,000	52,264
	Suria Capital Holdings Berhad	1,181,600	174,319
	TA Enterprise Berhad	7,022,400	1,335,794
	Talam Corp. Berhad	139,050	18,838
*	Tamco Corp. Holdings Berhad	219,500	18,686
	Tan Chong Motor Holdings Berhad	3,485,700	1,579,250
	Tekala Corp. Berhad	337,700	107,700
*	Time Dotcom Berhad	8,323,300	1,098,286
	Tiong Nam Transport Holdings Berhad	171,500	34,594
	Tradewinds (Malaysia) Berhad	782,900	515,182
*	Trengganu Development & Management Berhad	534,400	113,473
	Tronoh Mines Malaysia Berhad	508,500	386,942
	UAC Berhad	49,800	63,640
	UDA Holdings Berhad	875,200	427,508
	UEM World Berhad	5,673,800	910,841
	UMW Holdings Berhad	3,008,943	4,274,756
	Unico-Desa Plantations Berhad	2,705,000	322,517
	Union Paper Holdings Berhad	1,014,100	145,506
*	Uniphone Telecommunications Berhad	286,800	34,594
	United Malacca Rubber Estates Berhad	310,800	301,659
	United Plantations Berhad	821,200	1,209,579
*	Utama Banking Group Berhad	955,000	134,147
	VS Industry Berhad	285,500	82,634
	Warisan TC Holdings Berhad	109,850	49,169
	Worldwide Holdings Berhad	418,600	202,178
	WTK Holdings Berhad	575,400	519,389
	Yeo Hiap Seng (Malaysia) Berhad	296,100	161,189
	YTL Corp. Berhad	2,986,700	4,356,064
	Yu Neh Huat Berhad	748,600	258,128
TOTAL COMMON STOCKS
(Cost $129,139,734)			135,998,211

17

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	26,298
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	22,252
TOTAL PREFERRED STOCKS
(Cost $8,641)			48,550
RIGHTS/WARRANTS — (0.0%)
*	Melewar Industrial Group Warrants	95,800	7,238
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	14,305
TOTAL RIGHTS/WARRANTS
(Cost $7,042)			21,543
TOTAL — MALAYSIA
(Cost $129,155,417)			136,068,304
ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
*	Afcon Industries, Ltd.	2,102	6,664
	American Israeli Paper Mills, Ltd.	17,596	758,651
*	Ashtrom Properties, Ltd.	171,400	77,950
	Azorim Investment Development & Construction Co., Ltd.	299,403	2,724,814
	Bank Hapoalim, Ltd.	4,239,985	15,658,447
	Bank Leumi Le-Israel	5,434,353	16,116,958
	Bank of Jerusalem, Ltd.	71,150	83,942
*	Baran Group, Ltd.	94,200	871,087
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	309,732
	CLAL Industries, Ltd.	773,796	3,605,692
	Delta Galil Industries, Ltd.	95,091	689,227
*	Discount Mortgage Bank, Ltd.	3,611	398,744
	Elbit Medical Imaging, Ltd.	168,210	3,046,100
*	Electra Consumer Products	23,400	162,806
*	Elron Electronic Industries, Ltd.	202,296	2,622,107
*	Feuchtwanger Investments 1984, Ltd.	10,500	5,809
*	First International Bank of Israel, Ltd. Par Value $0.01	434,800	698,281
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	2,414,963
	Formula Systems (1985), Ltd.	93,700	1,090,950
*	Formula Vision Technologies, Ltd.	1,953	1,698
	Global Trade Centre Real Estate NV	3,052	7,830
*	Granite Hacarmel Investments, Ltd.	142,500	172,177
	IDB Development Corp., Ltd. Series A	87,522	2,498,341
	Industrial Building Corp., Ltd.	557,683	645,894
	Israel Cold Storage & Supply Co., Ltd.	7,000	31,338
	Israel Corp., Ltd. Series A	4,000	1,331,297
*	Israel Land Development Co., Ltd.	234,969	1,008,442
	Israel Petrochemical Enterprises, Ltd.	253,817	2,286,154
*	Israel Steel Mills, Ltd.	97,000	835
*	Kardan Israel, Ltd.	2,237	3,583
	Knafaim-Arkia Holdings, Ltd.	117,857	1,272,331
*	Koor Industries, Ltd.	125,769	7,201,699
	Leader Holding & Investments, Ltd.	166,882	290,130
*	Liberty Properties, Ltd.	3,457	19,088
	M.A.Industries, Ltd.	227,355	1,284,436
	Mehadrin, Ltd.	24,063	431,303
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	60,119
*	Middle East Tube Co., Ltd.	46,200	49,309
	Miloumor, Ltd.	50,403	134,578
	Minrav Holdings, Ltd.	2,000	64,553
*	Nice Systems, Ltd.	50,930	2,201,901
*	OCIF Investments and Development, Ltd.	7,956	152,775
	Otzar Hashilton Hamekomi, Ltd.	1,050	86,239
	Packer Plada, Ltd.	4,006	183,074
	Polgat Industries, Ltd. Series A	87,600	46,220
	Property and Building Corp., Ltd.	7,261	622,969
*	Scitex Corp., Ltd.	365,565	2,251,610
	Shrem Fudim Kelner & Co., Ltd.	28,100	93,232
	Super-Sol, Ltd. Series B	688,337	1,725,131
*	Team Computer & Systems, Ltd.	7,900	81,841
*	Union Bank of Israel, Ltd.	373,011	1,353,814
*	United Mizrahi Bank, Ltd.	1,233,305	6,334,461
*	Urdan Industries, Ltd.	183,950	110,618
*	Ytong Industries, Ltd.	174,250	117,922
TOTAL COMMON STOCKS
(Cost $54,181,410)			85,499,866

18

INVESTMENT IN CURRENCY — (0.0%)
*	Israel Shekel		142
(Cost $132)
RIGHTS/WARRANTS — (0.0%)
*	GTC Warrants	91	0
(Cost $0)
TOTAL — ISRAEL
(Cost $54,181,542)			85,500,008
CZECH REPUBLIC — (4.0%)
COMMON STOCKS — (4.0%)
*	Cesky Telecom A.S.	535,201	10,194,421
	CEZ A.S.	2,744,208	72,878,161
TOTAL — CZECH REPUBLIC
(Cost $49,958,001)			83,072,582
INDONESIA — (3.4%)
COMMON STOCKS — (3.4%)
*	PT Apac Centretex Corporation Tbk	774,000	10,938
	PT Asahimas Flat Glass Tbk	5,333,500	1,337,020
	PT Astra Agro Lestari Tbk	12,738,500	5,069,869
	PT Astra Graphia Tbk	18,779,000	525,805
	PT Bank Central Asia Tbk	2,554,000	853,349
	PT Bank Pan Indonesia Tbk	113,482,661	4,596,622
	PT Berlian Laju Tanker Tbk	54,456,800	4,026,062
	PT Bhakti Investama Tbk	31,933,500	608,401
	PT Branta Mulia Tbk	180,000	20,971
*	PT Budi Acid Jaya Tbk	6,410,000	56,322
*	PT Charoen Pokphand Indonesia Tbk	13,979,000	415,894
	PT Clipan Finance Indonesia Tbk	12,461,000	365,074
*	PT Davomas Adabi Tbk	71,017,500	625,634
	PT Dynaplast Tbk	3,040,000	342,109
*	PT Ever Shine Textile Tbk	19,347,215	140,878
*	PT Great River International Tbk	1,788,000	79,852
*	PT Hero Supermarket Tbk	220,000	69,020
	PT Indorama Synthetics Tbk	7,901,320	329,113
	PT International Nickel Indonesia Tbk	7,522,000	11,403,354
	PT Jaya Real Property Tbk	5,189,500	885,327
*	PT Karwell Indonesia Tbk	1,466,500	56,240
*	PT Kawasan Industry Jababeka Tbk	534,000	4,719
	PT Komatsu Indonesia Tbk	6,049,000	3,083,228
	PT Lautan Luas Tbk	7,721,000	368,819
	PT Matahari Putra Prima Tbk	12,852,500	1,005,352
	PT Mayorah Indah Tbk	8,497,572	653,036
	PT Medco Energi International Tbk	31,249,000	10,127,961
	PT Metrodata Electronics Tbk	18,582,000	136,886
*	PT Modern Photo Tbk	1,266,500	60,970
*	PT Mutlipolar Corporation Tbk	7,188,750	105,435
*	PT Panasia Indosyntec Tbk	403,200	15,658
	PT Panin Insurance Tbk	27,086,000	738,656
	PT Rig Tenders Indonesia Tbk	2,760,000	252,092
	PT Selamat Semp Tbk	10,624,000	324,248
	PT Semen Gresik Tbk	8,421,591	12,862,796
*	PT Sinar Mas Agro Resources & Technology Tbk	8,442,900	692,646
	PT Summarecon Agung Tbk	2,250,000	169,356
*	PT Sunson Textile Manufacturer Tbk	6,012,000	153,247
*	PT Suparma Tbk	3,995,345	82,222
*	PT Surya Dumai Industri Tbk	5,145,000	179,825
	PT Surya Toto Indonesia Tbk	46,400	26,128
	PT Tempo Scan Pacific Tbk	6,466,000	3,786,540
	PT Tigaraksa Satria Tbk	684,000	16,768
	PT Timah Tbk	5,855,000	1,004,619
	PT Trias Sentosa Tbk	29,527,200	414,420
	PT Trimegah Sec Tbk	34,298,000	520,764
	PT Tunas Ridean Tbk	10,810,000	772,389
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	400,848
	PT Unggul Indah Corp. Tbk	371,435	122,610

19

TOTAL COMMON STOCKS
(Cost $36,365,066)			69,900,092
INVESTMENT IN CURRENCY — (0.0%)
*	Indonesia Rupiah		923
(Cost $1,132)
TOTAL — INDONESIA
(Cost $36,366,198)			69,901,015
POLAND — (3.3%)
COMMON STOCKS — (3.3%)
*	Amica Wronki SA	174,355	1,496,715
	Bank Millennium SA	6,347,135	8,098,390
	Bank Ochrony Srodowiska SA	4,447	81,490
	Bank Przemyslowo Handlowy BPH SA	9,050	1,725,745
	Bank Zackodni WBK SA	31,975	1,061,505
*	Budimex SA	124,553	1,678,134
	Debica SA	69,146	1,616,194
*	Echo Investment SA	24,869	992,947
	Elektrobudowa SA	31,748	332,215
	Fabryki Mebli Forte SA	36,826	126,298
*	Huta Ferrum SA	4,233	12,918
	Impexmetal SA	241,068	3,725,690
	Lentex SA	139,083	603,343
*	Mostostal Export SA	654,595	267,701
*	Mostostal Warszawa SA	183,300	382,974
*	Mostostal Zabrze Holding SA	140,376	70,224
	Netia Holdings SA	2,929,680	4,179,111
	Orbis SA	668,253	5,660,199
	Polski Koncern Naftowy Orlen SA	1,699,007	29,522,464
	Prokom Software SA	34,197	1,219,957
	Przedsiebiorstwo Farmaceutyczne JELFA SA	139,333	2,883,536
*	Raciborska Fabryka Kotlow SA	291,972	1,293,348
*	Stalexport SA	422,172	209,020
*	Ster-Projekt SA	189,938	487,826
TOTAL — POLAND
(Cost $50,904,560)			67,727,944
THAILAND — (3.1%)
COMMON STOCKS — (3.1%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	1,753,500	410,461
*	Advance Agro Public Co., Ltd. (Foreign)	1,859,030	1,118,349
	Amarin Plaza Public Co., Ltd. (Foreign)	1,130,300	48,804
	Bangkok Bank Public Co., Ltd. (Foreign)	229,700	618,477
	Bangkok Expressway Public Co., Ltd. (Foreign)	4,762,500	3,032,520
	Bangkok Insurance Public Co., Ltd. (Foreign)	60,600	343,976
*	Bangkok Land Public Co., Ltd. (Foreign)	25,356,703	369,048
*	Bank of Ayudhya Public Co., Ltd. (Foreign)	13,791,900	4,315,719
	Banpu Public Co., Ltd. (Foreign)	1,199,400	4,538,663
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	803,998
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	6,655,000	610,210
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	444,389
	Central Plaza Hotel Public Co., Ltd. (Foreign)	723,000	477,908
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	19,181,540	2,396,238
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	1,986,600	746,933
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	8,590,800	712,687
	Finansa Public Co., Ltd. (Foreign)	47,700	21,869
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	38,633
	Hana Microelectronics Public Co., Ltd. (Foreign)	935,000	546,598
	Hermraj Land & Development Public Co., Ltd. (Foreign)	8,293,700	160,945
	ICC International Public Co., Ltd. (Foreign)	2,755,000	2,756,671
*	Jasmine International Public Co., Ltd. (Foreign)	13,034,800	139,122
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	315,124
	Kasikornbank Public Co., Ltd. (Foreign)	1,530,000	2,338,144
	KCE Electronics Public Co., Ltd. (Foreign)	120,000	12,750
	KGI Securities One Public Co., Ltd. (Foreign)	3,648,400	215,939
	Krung Thai Bank Public Co., Ltd. (Foreign)	15,705,600	3,676,387
	Krungthai Card Public Co., Ltd. (Foreign)	423,700	223,027

20

	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	607,364
	Loxley Public Co., Ltd. (Foreign)	3,341,100	179,921
	MBK Development Public Co., Ltd. (Foreign)	226,700	241,960
*	Millennium Steel Public Co., Ltd. (Foreign)	6,139,300	178,706
	Modernform Group Public Co., Ltd. (Foreign)	46,000	35,985
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	866,557
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	18,337,100	324,708
	National Finance and Securities Public Co., Ltd. (Foreign)	9,023,000	2,735,901
	National Petrochemical Public Co., Ltd. (Foreign)	2,010,600	5,901,337
*	Natural Park Public Co., Ltd. (Foreign)	2,593,500	42,779
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	34,106
	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	582,462
	Quality Houses Public Co., Ltd. (Foreign)	12,468,500	335,719
	Regional Container Lines Public Co., Ltd. (Foreign)	6,950,000	6,026,986
	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	41,847
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	3,316,000	1,343,292
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	507,340
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,108,115
	Sansiri Public Co., Ltd. (Foreign)	1,055,400	60,418
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	939,100	337,142
	Siam Commercial Bank Public Co., Ltd. (Foreign)	3,474,600	4,193,119
	Siam Food Products Public Co., Ltd. (Foreign)	97,100	108,347
	Siam Industrial Credit Public Co., Ltd. (Foreign)	4,055,050	560,674
	Siam Makro Public Co., Ltd. (Foreign)	331,200	478,021
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	119,700	38,618
	Supalai Public Co., Ltd. (Foreign)	456,500	21,039
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	290,000	106,925
	Thai Rayon Public Co., Ltd. (Foreign)	16,500	147,289
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	777,397
	Thai Wacoal Public Co., Ltd. (Foreign)	93,300	74,968
*	Tipco Asphalt Public Co., Ltd. (Foreign)	43,600	20,729
*	TPI Polene Public Co., Ltd. (Foreign)	4,168,162	2,881,567
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	92,570
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	1,243,300	269,922
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,032,667
	Vinythai Public Co., Ltd. (Foreign)	2,702,417	589,976
TOTAL COMMON STOCKS
(Cost $39,220,041)			64,320,062
RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
*	Modernform Group Public Co., Ltd. (Foreign) Warrants 11/30/07	4,600	167
*	Supalai Public Co., Ltd. (Foreign) Warrants 2008	152,166	0
TOTAL RIGHTS/WARRANTS
(Cost $0)			167
TOTAL — THAILAND
(Cost $39,220,041)			64,320,229
CHILE — (2.2%)
COMMON STOCKS — (2.2%)
	Banco de Credito e Inversiones SA Series A	54,733	1,396,687
	Banmedica SA	347,000	313,275
	CAP SA (Compania de Aceros del Pacifico)	199,310	2,500,748
	Cementos Bio-Bio SA	62,327	159,047
	Cervecerias Unidas SA	143,000	753,533
	Consumidores de Gas de Santiago SA	103,000	546,550
	Cristalerias de Chile SA	14,500	164,302
	CTI SA (Cia Tecno Industrial)	4,900,000	115,108
	Empresa Nacional de Electricidad SA	2,694,503	2,358,156
	Empresa Nacional de Telecomunicaciones SA	86,880	772,356
	Empresas CMPC SA	286,547	7,121,571
	Empresas Copec SA	947,488	8,117,585
*	Empresas Iansa SA	4,994,997	464,758
	Enersis SA	11,659,592	2,481,221
	Industrias Forestales Inforsa SA	2,387,597	572,452
*	Inversiones Frimetal SA	4,900,000	0
*	Madeco Manufacturera de Cobre SA	1,450,969	138,347
*	Masisa SA	3,620,083	840,406
	Minera Valparaiso SA	7,500	128,512
	Parque Arauco SA	543,207	390,329
	Sociedad Industrial Pizarreno SA	63,000	133,487

21

	Sociedad Quimica y Minera de Chile SA Series A	43,364	519,329
	Sociedad Quimica y Minera de Chile SA Series B	945,090	11,196,552
	Soquimic Comercial SA	150,000	56,656
	Sud Americana de Vapores SA	410,000	932,934
	Telecomunicaciones de Chile SA Series A	477,600	1,368,255
	Telecomunicaciones de Chile SA Series B	372,166	977,129
	Vina de Concha y Toro SA	350,000	582,312
	Vina San Pedro SA	4,500,000	53,892
	Vina Sta Carolina SA Series A	163,489	115,971
TOTAL COMMON STOCKS
(Cost $19,472,516)			45,271,460
INVESTMENT IN CURRENCY — (0.0%)
*	Chilean Pesos		1,062,166
(Cost $996,584)
TOTAL — CHILE
(Cost $20,469,100)			46,333,626
ARGENTINA — (2.0%)
COMMON STOCKS — (1.9%)
	Acindar Industria Argentina de Aceros SA Series B	2,261,067	3,984,298
*	Alpargatas SA Industrial y Comercial	6,363	9,967
*	Banco Frances del Rio de la Plata SA	353,379	770,303
	Banco Macro Bansud SA	310,563	475,299
*	Banco Suquia SA	327,868	52,960
*	Capex SA Series A	131,575	187,629
*	Celulosa Argentina SA Series B	10,843	13,587
*	Central Costanera SA Series B	261,000	315,128
*	Central Puerto SA Series B	161,000	90,890
	Cresud SA Comercial Industrial Financiera y Agropecuaria	535,252	585,124
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	58,689
*	Garovaglio y Zorraquin SA	65,800	9,877
*	Grupo Financiero Galicia SA Series B	2,067,935	1,633,040
*	IRSA Inversiones y Representaciones SA	1,257,197	1,415,360
*	Juan Minetti SA	806,693	755,501
	Ledesma S.A.A.I.	885,405	548,959
*	Metrogas SA Series B	176,000	75,811
*	Molinos Rio de la Plata SA Series B	541,214	927,199
*	Polledo SA Industrial y Constructora y Financiera	50,000	11,095
*	Renault Argentina SA	150,117	592,736
	Siderar S.A.I.C. Series A	645,512	5,603,128
*	Sol Petroleo SA	173,000	46,856
	Solvay Indupa S.A.I.C.	1,334,322	1,915,834
*	Telecom Argentina Stet-France SA Series B	476,600	1,080,895
	Tenaris SA	1,660,259	17,878,637
*	Transportadora de Gas del Sur SA Series B	660,500	784,547
TOTAL COMMON STOCKS
(Cost $19,009,344)			39,823,349
INVESTMENT IN CURRENCY — (0.1%)
*	Argentine Peso		650,999
(Cost $650,973)
RIGHTS/WARRANTS — (0.0%)
*	Capex SA Rights 09/05/05	131,575	0
(Cost $0)
TOTAL — ARGENTINA
(Cost $19,660,317)			40,474,348
HUNGARY — (1.8%)
COMMON STOCKS — (1.8%)
*	Danubius Hotel & Spa RT	172,246	4,935,513
	Egis RT	80,537	7,471,232
*	Fotex First Hungarian-American Photo Service Co.	2,356,737	3,960,486
*	Globus Konzervipari RT	349,690	727,206
	Magyar Olay-Es Gazipari RT	69,909	7,711,587
*	Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)	100,770	736,566
*	North American Business Industries RT	121,832	133,335
*	Pannonplast P.L.C.	138,882	1,155,174

22

*	Raba Hungarian Railway Carriage & Machine Works	482,083	1,799,023
*	Synergon Information Systems Ltd., Budapest	247,161	772,156
*	Tiszai Vegyi Kombinat RT	253,242	7,302,499
TOTAL — HUNGARY
(Cost $21,793,560)			36,704,777
PHILIPPINES — (1.4%)
COMMON STOCKS — (1.4%)
	Aboitiz Equity Ventures, Inc.	5,782,000	510,037
	Alaska Milk Corp.	7,953,000	490,456
*	Alsons Consolidated Resources, Inc.	16,904,000	157,448
	Bacnotan Consolidated Industries, Inc.	1,696,970	295,518
*	Belle Corp.	30,800,000	501,681
*	Cebu Holdings, Inc.	7,763,250	127,349
*	Digital Telecommunications (Philippines), Inc.	131,630,000	2,356,204
	Equitable PCI Bank, Inc.	2,841,900	2,605,808
*	Fil-Estate Land, Inc.	3,196,340	23,626
*	Filinvest Development Corp.	5,283,500	105,324
*	Filinvest Land, Inc.	151,904,100	3,636,574
*	Filipina Water Bottling Corp.	5,471,786	0
*	First E-Bank Corp.	409,000	7,050
	Keppel Philippines Marine, Inc.	9,725,165	104,473
*	Kuok Philippine Properties, Inc.	4,300,000	14,709
*	Megaworld Properties & Holdings, Inc.	179,870,000	4,374,377
	Metro Bank and Trust Co.	349,020	174,560
*	Mondragon International Philippines, Inc.	2,464,000	5,473
	Petron Corp.	15,160,000	879,415
*	Philippine National Bank	3,619,900	2,447,493
*	Philippine National Construction Corp.	398,900	21,797
*	Philippine Realty & Holdings Corp.	20,930,000	62,504
	Philippine Savings Bank	1,095,390	642,343
*	Prime Orion Philippines, Inc.	14,400,000	54,376
*	RFM Corp.	2,488,200	32,829
	Robinson’s Land Corp. Series B	16,019,000	1,137,778
	Security Bank Corp.	2,713,200	1,483,486
	SM Development Corp.	21,996,400	549,286
*	Solid Group, Inc.	19,668,000	184,291
	Soriano (A.) Corp.	20,195,000	756,597
	Union Bank of the Philippines	547,400	292,042
	Universal Robina Corp.	16,140,300	4,776,159
*	Urban Bank, Inc.	14,950	165
TOTAL — PHILIPPINES
(Cost $28,352,717)			28,811,228
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	TTI Team Telecom International, Ltd.	16,590	49,770
(Cost $34,900)
EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
*	Euro Currency		415
(Cost $284)

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $13,547,000 FNMA Note 2.95%, 11/14/07, valued at $13,631,669) to be repurchased at $13,431,261	$13,430	13,430,000
(Cost $13,430,000)

23

TOTAL INVESTMENTS — (100.0%)
(Cost $1,397,446,487) ††	$2,075,220,976

†	Securities have been fair valued. See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $1,398,331,268.

24

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Fund’s advisor is Dimensional Fund Advisors Inc.

Security Valuation Note

Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

The Fund will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund.  When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

ITEM 2.          CONTROLS AND PROCEDURES.

(a)     Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.          EXHIBITS.

(a)     Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Co-Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date:	October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	October 20, 2005

By:	/s/ Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:	October 20, 2005